UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                                                                                                                                                                File No.  333-52579

Pre Effective Amendment No.	☐

Post Effective Amendment No. 24	☑

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940                                                                                                                                                                     File No.  811-08241

Amendment No. 132	☑

(Check appropriate box or boxes.)

NATIONWIDE VARIABLE ACCOUNT-9
(Exact Name of Registrant)

NATIONWIDE LIFE INSURANCE COMPANY
(Name of Depositor)

One Nationwide Plaza, Columbus, Ohio 43215
(Address of Depositor's Principal Executive Offices)(Zip Code)

Depositor's Telephone Number, including Area Code	(614) 249-7111

Robert W. Horner, III, Vice President - and Secretary, One Nationwide Plaza, Columbus, Ohio 43215
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering	May 1, 2011

It is proposed that this filing will become effective (check appropriate box)
☐      immediately upon filing pursuant to paragraph (b)
☑      on May 1, 2011 pursuant to paragraph (b)
☐      60 days after filing pursuant to paragraph (a)(1)
☐      on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
☐      this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered	Individual Modified Single Premium Deferred Variable Annuity Contract

The Best of America America's Exclusive Annuity II
Waddell and Reed Advisers Select Reserve Annuity
Nationwide Life Insurance Company
Individual Modified Single Premium Deferred Variable Annuity Contracts
Issued by Nationwide Life Insurance Company through its Nationwide Variable Account-9
The date of this prospectus is May 1, 2011 .

This prospectus contains basic information you should understand about the contracts before investing.  Please read this prospectus carefully and keep it for future reference.

Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisors, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features and underlying investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with your investment objectives, risk tolerance, investment time horizon, marital status, tax situation and other personal characteristics and needs.

The Statement of Additional Information (dated May 1, 2011 ) which contains additional information about the contracts and the Variable Account has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference.  The table of contents for the Statement of Additional Information is on page 37.

For general information or to obtain free copies of the Statement of Additional Information, call Nationwide's service center at 1-800-848-6331 (TDD 1-800-238-3035) or write:

Nationwide Life Insurance Company
5100 Rings Road, RR1-04-F4
Dublin, Ohio 43017-1522

Information about this and other Nationwide products can be found at: www.nationwide.com.

Information about us and the product (including the Statement of Additional Information) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or may be obtained, upon payment of a duplicating fee, by writing the Public
Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549-0102.  Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.  The SEC also maintains a website (www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference, and other information.

These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus.  Any representation to the contrary is a criminal offense.

The Sub-Accounts available under this contract invest in the underlying mutual funds of the portfolio companies listed below.

•	AllianceBernstein Variable Products Series Fund, Inc.
•	American Century Variable Portfolios II, Inc.
•	American Century Variable Portfolios, Inc.
•	BlackRock Variable Series Funds, Inc.
•	Credit Suisse Trust
•	Dreyfus
•	Dreyfus Investment Portfolios
•	Dreyfus Variable Investment Fund
•	Federated Insurance Series
•	Fidelity Variable Insurance Products Fund
•	Franklin Templeton Variable Insurance Products Trust
•	Invesco
•	Ivy Funds Variable Insurance Portfolios, Inc.
•	Janus Aspen Series
•	JPMorgan Insurance Trust
•	MFS® Variable Insurance Trust
•	MFS® Variable Insurance Trust II
•	Nationwide Variable Insurance Trust
•	Neuberger Berman Advisers Management Trust
•	Oppenheimer Variable Account Funds
•	PIMCO Variable Insurance Trust
•	T. Rowe Price Equity Series, Inc.
•	The Universal Institutional Funds, Inc.
•	Van Eck VIP Trust
•	Wells Fargo Variable Trust

* For a complete list of the available Sub-Accounts, please refer to the "Appendix A: Underlying Mutual Funds." For more information on the underlying mutual funds, please refer to the prospectus for the mutual fund.  Purchase Payments not invested in the underlying mutual funds of the Nationwide Variable Account may be allocated to the Guaranteed Term Options.

1

Glossary of Special Terms

Accumulation Unit - An accounting unit of measure used to calculate the Contract Value allocated to the Variable Account before the annuitization date.

Annuitant - The person upon whose continuation of life benefit payments involving life contengencies depends.

Annuitization Date - The date on which annuity payments begin.

Annuity Commencement Date - The date on which annuity payments are scheduled to begin. This date may be changed by the Contract Owner with Nationwide's consent.

Annuity Unit - An accounting unit of measure used to calculate the variable annuity payments.

Contract Owner - The person(s) who owns all rights under the contract.  All references in this prospectus to "you" shall mean the Contract Owner.

Contract Value - The total value of all Accumulation Units in a contract plus any amount held under Guaranteed Term Options and any amounts transferred as a loan to the collateral fixed account.

Contract Year - Each year the contract is in force beginning with the date the contract is issued.

Daily Net Assets - A figure that is calculated at the end of each Valuation Date and represents the sum of all the Contract Owners' interests in the variable Sub-Accounts after the deduction of contract and underlying mutual fund expenses.

ERISA - The Employee Retirement Income Security Act of 1974, as amended.

General Account - All assets of Nationwide other than those of the Variable Account or in other separate accounts that have been or may be established by Nationwide.

Guaranteed Term Option - Investment Options that are part of the Multiple Maturity Separate Account providing a guaranteed interest rate paid over certain periods of time (or terms), if certain conditions are met.  Guaranteed Term Option is referred to as Target Term Option in the state of Pennsylvania.

Individual Retirement Account - An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.

Individual Retirement Annuity - An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs.

Investment-only Contract - A contract purchased by a Qualified Pension, Profit-Sharing, or Stock Bonus Plan as defined by Section 401(a) of the Internal Revenue Code.

Multiple Maturity Separate Account - A separate account of Nationwide funding the Guaranteed Term Options with terms of 3, 5, 7, or 10 years with a fixed rate of return (subject to a market value adjustment).

Nationwide - Nationwide Life Insurance Company.   All references in this prospectus to "we" or "us" shall mean Nationwide.

Non-Qualified Contract - A contract which does not qualify for favorable tax treatment as a Qualified Plan, Individual Retirement Annuity, Roth IRA, SEP IRA, or Tax Sheltered Annuity.

Net Asset Value - The value of one share of an underlying mutual fund at the close of the New York Stock Exchange.

Qualified Plan - A retirement plan that receives favorable tax treatment under Section 401 of the Internal Revenue Code, including Investment-only Contracts.  In this prospectus, all provisions applicable to Qualified Plans also apply to Investment-only Contracts unless specifically stated otherwise.

Roth IRA - An annuity contract which qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.

SEC - Securities and Exchange Commission.

SEP IRA - An annuity contract which qualifies for favorable tax treatment under Section 408(k) of the Internal Revenue Code.

Sub-Accounts - Divisions of the Variable Account, each of which invests in a single underlying mutual fund.

Target Term Option - Investment options that are, in all material respects, the same as Guaranteed Term Options.  All references in this prospectus to Guaranteed Term Options in connection with the Capital Preservation Plus Option will also mean Target Term Options (in applicable jurisdictions).

Tax Sheltered Annuity - An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.

Valuation Date - Each day the New York Stock Exchange is open for business, or any other day during which there is a sufficient degree of trading of underlying mutual fund shares such that the current Net Asset Value of Accumulation Units or Annuity Units might be materially affected.  Values of the Variable Account are determined as of the close of the New York Stock Exchange which generally closes at 4:00 pm EST, but may close earlier on certain days and as conditions warrant.

Valuation Period - The period of time commencing at the close of a Valuation Date and ending at the close of the New York Stock Exchange for the next succeeding Valuation Date.

Variable Account - Nationwide Variable Account-9, a separate account of Nationwide that contains Variable Account allocations.  The Variable Account is divided into Sub-Accounts, each of which invests in shares of a separate underlying mutual fund.

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Table of Contents	Page
Glossary of Special Terms	2
Contract Expenses	5
Underlying Mutual Fund Annual Expenses	6
Example	7
Synopsis of the Contracts	7
Purpose of the Contract
Minimum Initial and Subsequent Purchase Payments
Dollar Limit Restrictions
Charges and Expenses
Annuity Payments
Taxation
Right to Examine and Cancel
Financial Statements	9
Condensed Financial Information	9
Nationwide Life Insurance Company	9
Nationwide Investment Services Corporation	10
Waddell & Reed, Inc.	10
Investing in the Contract	10
The Variable Account and Underlying Mutual Funds
Guaranteed Term Options
The Contract in General	11
Distribution, Promotional and Sales Expenses
Underlying Mutual Fund Payments
Profitability
Contract Modification
Standard Charges and Deductions	13
Mortality and Expense Risk Charge
Premium Taxes
Short-Term Trading Fees
Optional Contract Benefits, Charges and Deductions	14
Death Benefit Options
Guaranteed Minimum Income Benefit Options
Beneficiary Protector Option
Capital Preservation Plus Option
Removal of Variable Account Charges	19
Contract Ownership	19
Joint Ownership
Contingent Ownership
Annuitant
Beneficiary and Contingent Beneficiary
Operation of the Contract	20
Minimum Initial and Subsequent Purchase Payments
Pricing
Allocation of Purchase Payments
Determining the Contract Value
Transfers
Transfer Restrictions
Right to Examine and Cancel	23
Surrender (Redemption) Prior to Annuitization	24
Partial Surrenders (Partial Redemptions)
Full Surrenders (Full Redemptions)
Surrender (Redemption) After Annuitization	24
Surrenders Under Certain Plan Types	24
Surrenders Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan
Surrenders Under a Tax Sheltered Annuity

3

Table of Contents (continued)	Page
Loan Privilege	25
Minimum and Maximum Loan Amounts
Maximum Loan Processing Fee
How Loan Requests are Processed
Loan Interest
Loan Repayment
Distributions and Annuity Payments
Transferring the Contract
Grace Period and Loan Default
Assignment	26
Contract Owner Services	26
Asset Rebalancing
Dollar Cost Averaging
Systematic Withdrawals
Annuity Commencement Date	27
Annuitizing the Contract	27
Annuitization Date
Annuitization
Fixed Payment Annuity
Variable Payment Annuity
Frequency and Amount of Annuity Payments
Guaranteed Minimum Income Benefit Options
Annuity Payment Options
Death Benefits	31
Upon Death
Death Benefit Payment
Statements and Reports	33
Legal Proceedings	33
Table of Contents of Statement of Additional Information	37
Appendix A: Underlying Mutual Funds	38
Appendix B: Condensed Financial Information: BOA	51
Appendix B: Condensed Financial Information: Waddell & Reed	92
Appendix C: Contract Types and Tax Information	101

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Contract Expenses

The following tables describe the fees and expenses that a Contract Owner will pay when buying, owning, or surrendering the contract.

The first table describes the fees and expenses a Contract Owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options.

Contract Owner Transaction Expenses
Maximum Loan Processing Fee	$251
Maximum Premium Tax Charge (as a percentage of purchase payments)	5%2
Maximum Short-Term Trading Fee (as a percentage of transaction amount)	1%

The next table describes the fees and expenses that a Contract Owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).

Recurring Contract Expenses
Variable Account Annual Expenses (annualized rate of total Variable Account charges assessed as an annualized percentage of Daily Net Assets)
Mortality and Expense Risk Charge	1.20%
Annual Loan Interest Charge	2.25%3
Death Benefit Options (eligible applicants may elect one or two)
One-Year Enhanced Death Benefit and Spousal Protection Option4 Total Variable Account Charges (including this option only)	0.15% 1.35%
One-Year Step Up Death Benefit Option5 Total Variable Account Charges (including this option only)	0.10% 1.30%
Greater of One-Year or 5% Enhanced Death Benefit and Spousal Protection Option6 Total Variable Account Charges (including this option only)	0.20% 1.40%
5% Enhanced Death Benefit Option7 Total Variable Account Charges (including this option only)	0.15% 1.35%
Guaranteed Minimum Income Benefit Options (no longer available)
Guaranteed Minimum Income Benefit Option 1 Total Variable Account Charges (including this option only)	0.45% 1.65%
Guaranteed Minimum Income Benefit Option 2 Total Variable Account Charges (including this option only)	0.30% 1.50%
Beneficiary Protector Option
Total Variable Account Charges (including this option only)
In addition to the charge assessed to Variable Account allocations, allocations made to the Guaranteed Term Options will be assessed a fee of 0.40% by decreasing the interest we credit to amounts allocated to the Guaranteed Term Options.
0.40% 1.60%
Capital Preservation Plus Option
Total Variable Account Charges (including this option only)
In addition to the charge assessed to Variable Account allocations, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of 0.50% by decreasing the interest we credit to amounts allocated to the Guaranteed Term Options or Target Term Options.
0.50% 1.70%

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The next table shows the fees and expenses that a Contract Owner would pay if he/she elected all of the optional benefits under the contract (and the most expensive of mutually exclusive optional benefits).

Summary of Maximum Contract Expenses
Mortality and Expense Risk Charge (applicable to all contracts)	1.20%
One-Year Step Up Death Benefit Option	0.10%
5% Enhanced Death Benefit Option	0.15%
Guaranteed Minimum Income Benefit Option 1	0.45%
Beneficiary Protector Option	0.40%
Capital Preservation Plus Option	0.50%
Maximum Possible Total Variable Account Charges	2.80%

Underlying Mutual Fund Annual Expenses

The next table provides the minimum and maximum total operating expenses, as of December 31, 20 10 , charged by the underlying mutual funds that you may pay periodically during the life of the contract.

Total Annual Underlying Mutual Fund Operating Expenses	Minimum	Maximum

(expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets)	0.27%	2.43%

The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds.  Therefore, actual expenses could be lower.  Refer to the underlying mutual fund prospectuses for specific expense information.

1Nationwide assess es a loan processing fee at the time each new loan is processed.
2 Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities.  The amount assessed to the contract will equal the amount assessed by the state or government entity.
3 The loan interest rate is determined, based on market conditions, at the time of loan application or issuance.  The loan balance in the collateral fixed account is credited with interest at 2.25% less than the loan interest rate.  Thus, the net loan interest charge is an annual rate of 2.25%, which is applied against the outstanding loan balance.
4 This option may not be elected with another death benefit option.
5 This option may be elected alone or along with the 5% Enhanced Death Benefit Option.  If both options are elected, the death benefit will be the greater of the two options.
6 This option may not be elected with another death benefit option.
7 This option may be elected alone or along with the One-Year Step Up Death Benefit Option.  If both options are elected, the death benefit will be the greater of the two options.

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Example

This Example is intended to help Contract Owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts.  These costs include Contract Owner transaction expenses, contract fees, Variable Account annual expenses, and underlying mutual fund fees and expenses.  The Example does not reflect premium taxes or Short-Term Trading Fees which, if reflected, would result in higher expenses.

The Example assumes:

•	a $10,000 investment in the contract for the time periods indicated;
•	a 5% return each year;
•	the maximum and the minimum fees and expenses of any of the underlying mutual funds; and
•	the total Variable Account charges associated with the most expensive combination of optional benefits (2.80%).

For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.

	If you surrender your contract at the end of the applicable time period				If you annuitize your contract at the end of the applicable time period				If you do not surrender your contract
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses ( 2.43%)	$549	$1,639	$2,719	$5,372	*	$1,639	$2,719	$2,719	$549	$1,639	$2,719	$5,372
Minimum Total Underlying Mutual Fund Operating Expenses ( 0.27%)	$322	$984	$1,670	$3,494	*	$984	$1,670	$1,670	$322	$984	$1,670	$3,494

*The contracts sold under this prospectus do not permit annuitization during the first two Contract Years.

Synopsis of the Contracts

The contracts described in this prospectus are modified single purchase payment contracts.  The contracts may be issued as either individual or group contracts.  In those states where contracts are issued as group contracts, references throughout this prospectus to "contract(s)" will also mean "certificate(s)" and "Contract Owner" will mean "participant."

The contracts can be categorized as:

•	Individual Retirement Annuities ("IRAs");
•	Investment-only Contracts (Qualified Plans);
•	Non-Qualified Contracts;
•	Roth IRAs;
•	Simplified Employee Pension IRAs ("SEP IRAs"); and
•	Tax Sheltered Annuities.

For more detailed information with regard to the differences in contract types, please see "Type of Contracts" in "Appendix C: Contract Types and Tax Information . "  Prospective purchases may apply to purchase a contract through broker dealers that have entered into a selling agreement with Nationwide Investment Services Corporation.

Surrenders

Contract Owners may generally surrender some or all of their Contract Value at any time prior to annuitization by notifying Nationwide in writing. See the "Surrender (Redemption) Prior to Annuitzation)" section later in this prospectus.  After the Annuitization Date, surrenders are not permitted.  See the "Surrender (Redemption) After Annuitization" section later in this prospectus.

This contract is not designed for and does not support active trading strategies.  In order to protect investors in this contract that do not utilize such strategies, Nationwide may initiate certain exchange offers intended to provide Contract Owners that meet certain criteria with an alternate variable annuity designed to accommodate active trading.  If this contract is exchanged as part of an exchange offer, the exchange will be made on the basis of the relative Net Asset Values of the exchanged contract and no sales loads will be assessed on the new contract.

Purpose of the Contract

The annuity described in this prospectus is intended to provide benefits to a single individual and his/her beneficiaries.  It is not intended to be used:

•	by institutional investors;

•	in connection with other Nationwide contracts that have the same Annuitant; or

•	in connection with other Nationwide contracts that have different Annuitants, but the same Contract Owner.

By providing these annuity benefits, Nationwide assumes certain risks.  If Nationwide determines that the risks it intended to assume in issuing the contract have been altered by misusing the contract as described above, Nationwide reserves the right to take any action it deems necessary to reduce or eliminate the altered risk, including, but not limited to, rescinding the contract and returning the Contract Value (less any applicable market value adjustment).  Nationwide also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete or otherwise deficient information provided by the Contract Owner.

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Minimum Initial and Subsequent Purchase Payments

Contract Type	Minimum Initial Purchase Payment	Minimum Subsequent Payments
IRA	$15,000	$1,000
Investment-only	$15,000	$1,000
Non-Qualified	$15,000	$1,000
Roth IRA	$15,000	$1,000
SEP IRA	$15,000	$1,000
Tax Sheltered Annuity*	$15,000	$1,000

*Only available for individual 403(b) Tax Sheltered Annuity contracts subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.

Some states have different minimum initial and subsequent purchase payment amounts, and subsequent purchase payments may not be permitted in all states.

Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant to exceed $1,000,000.  Its decision as to whether or not to accept a purchase payment in excess of that amount will be based on one or more factors, including, but not limited to: age, spouse age (if applicable), Annuitant age, state of issue, total purchase payments, optional benefits elected, current market conditions, and current hedging costs.  All such decisions will be based on internally established actuarial guidelines and will be applied in a non-discriminatory manner.  In the event that we do not accept a purchase payment under these guidelines, we will immediately return the purchase payment in its entirety in the same manner as it was received.  If we accept the purchase payment, it will be applied to the contract immediately and will receive the next calculated Accumulation Unit value.  Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.

Dollar Limit Restrictions

In addition to the potential purchase payment restriction listed above, certain features of the contract have additional purchase payment and/or Contract Value limitations associated with them:

Annuitization.  Your annuity payment options will be limited if you submit total purchase payments in excess of $2,000,000.  Furthermore, if the amount to be annuitized is greater than $5,000,000, we may limit both the amount that can be annuitized on a single life and the annuity payment options.

Death benefit calculations.  Purchase payments up to $3,000,000 will result in a higher death benefit payment than purchase payments in excess of $3,000,000.

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract.  The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

Charges and Expenses

Underlying Mutual Fund Annual Expenses

The underlying mutual funds charge fees and expenses that are deducted from underlying mutual fund assets.  These fees and expenses are in addition to the fees and expenses assessed by the contract.  The prospectus for each underlying mutual fund provides information regarding the fees and expenses applicable to the fund.

Short-Term Trading Fees

Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.  Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.

Mortality and Expense Risk Charge

Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.20% of the Daily Net Assets of the Variable Account.  Nationwide assesses this charge in return for bearing certain mortality and expense risks, and for administrative expenses.

Sales Charge

Nationwide does not deduct a sales charge from purchase payments upon deposit into, or withdrawal from, the contract.

Death Benefit Options

In lieu of the standard death benefit, an applicant may elect a death benefit option at the time of application, as follows:

Death Benefit Options	Charge*
One-Year Enhanced Death Benefit and Spousal Protection Option1	0.15%
One-Year Step Up Death Benefit Option2	0.10%
Greater of One-Year or 5% Enhanced Death Benefit and Spousal Protection Option3	0.20%
5% Enhanced Death Benefit Option4	0.15%

*The charges shown are the annualized rates charges as a percentage of the Daily Net Assets of the Variable Account.

1The One-Year Enhanced Death Benefit and Spousal Protection Option is only available beginning January 2, 2001 (or a later date if state law requires).

2The One-Year Step Up Death Benefit Option is only available until state approval is received for the One-Year Enhanced Death Benefit and Spousal Protection Option.  This option may be elected along with the 5% Enhanced Death Benefit Option.  If both options are elected, the death benefit will be the greater of the two benefits.

3The Greater of One-Year or 5% Enhanced Death Benefit and Spousal Protection Option is only available beginning January 2, 2001 (or a later date if state law requires).

4The 5% Enhanced Death Benefit Option is only available until state approval is received for the Greater of One Year or 5% Enhanced Death Benefit and Spousal Protection Option.  This option may be elected along with the One-Year Step Up Death Benefit Option.  If both options are elected, the death benefit will be the greater of the two benefits.

8

For more information about the standard and optional death benefits, please see the "Death Benefit Payment" provision.

Guaranteed Minimum Income Benefit Options

For contracts issued prior to May 1, 2003, two Guaranteed Minimum Income Benefit options were available under the contract at the time of application.  If the Contract Owner elected one of the Guaranteed Minimum Income Benefit options, Nationwide will deduct an additional charge at an annualized rate of 0.45% or 0.30% of the Daily Net Assets of the Variable Account, depending on which option was chosen (see "Guaranteed Minimum Income Benefit Options").

Beneficiary Protector Option

A Beneficiary Protector Option is available for contracts with Annuitants who are age 70 or younger at the time the option is elected.  If the Contract Owner of an eligible contract elects the Beneficiary Protector Option, Nationwide will deduct an additional charge at an annualized rate of 0.40% of the Daily Net Assets of the Variable Account.  Additionally, allocations made to the Guaranteed Term Options will be assessed a fee of 0.40%.  Any guaranteed interest rate of return for assets in the Guaranteed Term Options will be lowered by 0.40% due to the assessment of this charge.  See "Beneficiary Protector Option."

Capital Preservation Plus Option

The Capital Preservation Plus Option may only be elected at the time of application.  If the Contract Owner or applicant elects the Capital Preservation Plus Option, Nationwide will deduct an additional charge at an annualized rate not to exceed 0.50% of the Daily Net Assets of the Variable Account.  Additionally, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of not more than 0.50%.  Consequently, the interest rate of return credited to assets in the Guaranteed Term Options/Target Term Options will be lowered due to the assessment of this charge.

Charges for Optional Benefits

Upon annuitization of the contract, any amounts assessed for any optional benefits elected will be waived and only those charges applicable to the base contract will be assessed.

Annuity Payments

Annuity payments begin on the Annuitization Date and will be based on the annuity payment option chosen prior to annuitization.   Nationwide will send annuity payments no later than 7 days after each annuity payment date.

Taxation

How a contract is taxed depends on the type of contract issued and the purpose for which the contract is purchased. Nationwide will charge against the contract any premium taxes levied by any governmental authority.  Premium tax rates currently range from 0% to 5% (see "Federal Tax Considerations" in "Appendix C: Contract Types and Tax Information" and "Premium Taxes").

Right to Examine and Cancel

Under state insurance laws, Contract Owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it.  This right is referred to as a "free look" right.  The length of this time period depends on state law and may vary depending on whether your purchase is replacing another annuity contract you own.

If the Contract Owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less any withdrawals from the contract and applicable federal and state income tax withholding.  Otherwise, Nationwide will return the Contract Value, less any withdrawals from the contract and applicable federal and state income tax withholding.

Financial Statements

Financial statements for the Variable Account and consolidated financial statements for Nationwide Life Insurance Company are located in the Statement of Additional Information.  A current Statement of Additional Information may be obtained, without charge, by contacting Nationwide's home office at the telephone number listed on page 1 of this prospectus.

Condensed Financial Information

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and Variable Account charges which may vary from contract to contract (for more information on the calculation of Accumulation Unit values, see "Determining Variable Account Value - Valuing an Accumulation Unit").  Please refer to " Appendix B : Condensed Financial Information" for information regarding the minimum and maximum class of Accumulation Units.  All classes of Accumulation Units may be obtained FREE OF CHARGE by contacting Nationwide's home office at the telephone number listed on page 1 of this prospectus.

Nationwide Life Insurance Company

Nationwide, the depostior, is a stock life insurance company organized under Ohio law in March, 1929 with its home office at One Nationwide Plaza, Columbus, Ohio 43215.  Nationwide is a provider of life insurance, annuities and retirement products.  It is admitted to do business in all states, the District of Columbia and Puerto Rico.

Nationwide is a member of the Nationwide group of companies.  Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies.  The Companies were organized under Ohio law in December 1925 and 1933 respectively.  The Companies engage in a general insurance and reinsurance business, except life insurance.

9

Nationwide Investment Services Corporation

The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215.  NISC is a wholly owned subsidiary of Nationwide.

Waddell & Reed, Inc.

The contracts are distributed by the general distributor, Waddell & Reed, Inc., 6300 Lamar Avenue, Overland Park, Kansas 66202.

Investing in the Contract

The Variable Account and Underlying Mutual Funds

Nationwide Variable Account-9 is a Variable Account that invests in the underlying mutual funds listed in " Appendix A : Underlying Mutual Funds . "   Nationwide established the Variable Account on May 22, 1997, pursuant to Ohio law.  Although the Variable Account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the Variable Account.

Income, gains, and losses credited to, or charged against, the Variable Account reflect the Variable Account's own investment experience and not the investment experience of Nationwide's other assets.  The Variable Account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide.  Nationwide is obligated to pay all amounts promised to Contract Owners under the contracts.

The Variable Account is divided into Sub-Accounts, each corresponding to a single underlying mutual fund.  Nationwide uses the assets of each Sub-Account to buy shares of the underlying mutual funds based on Contract Owner instructions.

Contract Owners receive underlying mutual fund prospectuses when they make their initial Sub-Account allocations and any time they change those allocations.  Contract Owners can obtain prospectuses for underlying funds at any other time by contacting Nationwide's home office at the telephone number listed on page 1 of this prospectus.

Underlying mutual funds in the Variable Account are NOT publicly traded mutual funds.  They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.  Contract Owners should read these prospectuses carefully before investing.

The investment advisors of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives.  However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund.  Contract Owners should not compare the performance of a publicly traded fund with the performance of the underlying mutual funds participating in the Variable Account.  The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.

The particular underlying mutual funds available under the contract may change from time to time.  Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment.  New underlying mutual funds or new share classes of currently available underlying mutual funds may be added.  Contract Owners will receive notice of any such changes that affect their contract.

In the future, additional underlying mutual funds managed by certain financial institutions or brokerage firms may be added to the Variable Account.  These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.

Voting Rights

Contract Owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights.  Nationwide will vote Contract Owner shares at special shareholder meetings based on Contract Owner instructions.  However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.

Contract Owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting.  Notification will contain proxy materials and a form with which to give Nationwide voting instructions.  Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.  What this means to you is that when only a small number of Contract Owners vote, each vote has a greater impact on, and may control the outcome.

The number of shares which a Contract Owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the Net Asset Value of that underlying mutual fund.  Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide.  Nationwide does not anticipate any disadvantages to this.  However, it is possible that a conflict may arise between the interests of the Variable Account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the Contract Owners and those of other companies.  If a material conflict occurs, Nationwide will take whatever steps are necessary to protect Contract Owners and variable annuity payees, including withdrawal of the Variable Account from participation in the underlying mutual fund(s) involved in the conflict.

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Substitution of Securities

Nationwide may substitute, eliminate or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:

(1)	shares of a current underlying mutual fund are no longer available for investment; or

(2)	further investment in an underlying mutual fund is inappropriate.

No substitution, elimination, or combination of shares may take place without the prior approval of the SEC.  All affected Contract Owners will be notified in the event there is a substitution, elimination or combination of shares.

Deregistration of the Separate Account

Nationwide may deregister Nationwide Variable Account-9 under the 1940 Act in the event the separate account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account or for any other purpose approved by the SEC.

No deregistration may take place without the prior approval of the SEC.  All Contract Owners will be notified in the event Nationwide deregisters Nationwide Variable Account-9.

Guaranteed Term Options

Guaranteed Term Options ("GTOs") are separate investment options under the contract.  The minimum amount that may be allocated to a GTO is $1,000.  Allocations to a Guaranteed Term Option are held in a separate account, established by Nationwide pursuant to Ohio law, to aid in the reserving and accounting for Guaranteed Term Option obligations.  The separate account's assets are held separately from Nationwide's other assets and are not chargeable with liabilities incurred in any other business of Nationwide.  However, the general assets of Nationwide are available for the purpose of meeting the guarantees of any Guaranteed Term Option, subject to Nationwide's claims-paying ability.  A Guaranteed Term Option prospectus should be read along with this prospectus.

Guaranteed Term Options provide a guaranteed rate of interest over 4 different maturity durations:  three (3), five (5), seven (7) or ten (10) years.  Note: The guaranteed term may last for up to 3 months beyond the 3, 5, 7, or 10 year period since every guaranteed term will end on the final day of a calendar quarter.

For the duration selected, Nationwide will declare a guaranteed interest rate.  That rate will be credited to amounts allocated to the Guaranteed Term Option unless a distribution is taken before the maturity date.  If a distribution occurs before the maturity date, the amount distributed will be subject to a market value adjustment.  A market value adjustment can increase or decrease the amount distributed depending on fluctuations in constant maturity treasury rates.  No market value adjustment will be applied if Guaranteed Term Option allocations are held to maturity.

Because a market value adjustment can affect the value of a distribution, its effects should be carefully considered before surrendering or transferring from Guaranteed Term Options.  Please refer to the prospectus for the Guaranteed Term Options for further information.  Contract Owners can obtain a GTO prospectus by contacting Nationwide's home office at the telephone number listed on page 1 of this prospectus.

For Contract Owners that elect the Beneficiary Protector Option, allocations made to the Guaranteed Term Options will be assessed a fee of 0.40%.  Consequently, any guaranteed rate of return for assets in the Guaranteed Term Options will be lowered by 0.40% due to the assessment of this charge.

For Contract Owners that elect the Capital Preservation Plus Option, allocations made to the Guaranteed Term Options will be assessed a fee of 0.50%.  Consequently, the interest rate of return credited to assets in the Guaranteed Term Options will be lowered by 0.50% due to the assessment of this charge.

Guaranteed Term Options are available only during the accumulation phase of a contract.  They are not available after the Annuitization Date.  In addition, Guaranteed Term Options are not available for use with Asset Rebalancing, Dollar Cost Averaging, or Systematic Withdrawals.

Guaranteed Term Options may not be available in every state.

Target Term Options

Due to certain state requirements, in some state jurisdictions, Nationwide uses Target Term Options instead of Guaranteed Term Options in connection with the Capital Preservation Plus Option.  Target Term Options are not available separate from the Capital Preservation Plus Option.

For all material purposes, Guaranteed Term Options and Target Term Options are the same.  Target Term Options are managed and administered identically to Guaranteed Term Options.  The distinction is that the interest rate associated with Target Term Options is not guaranteed as it is in Guaranteed Term Options.  However, because the options are managed and administered identically, the result to the investor is the same.

All references in this prospectus to Guaranteed Term Options in connection with the Capital Preservation Plus Option will also mean Target Term Options (in applicable jurisdictions).  Please refer to the prospectus for the Guaranteed Term Options/Target Term Options for more information.

The Contract in General

Not all benefits, programs, features and investment options described in this prospectus are available or approved for use in every state.

In order to comply with the USA Patriot Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.

In general, deferred variable annuities are long-term investments; they are not intended as short-term investments.  Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership.  It is very important that Contract Owners and prospective Contract Owners understand all the costs associated with owning a contract, and if and how those costs

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change during the lifetime of the contract.  Contract and optional charges may not be the same in later Contract Years as they are in early Contract Years.  The various contract and optional benefit charges are assessed in order to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.

Following is a discussion of some relevant factors that may be of particular interest to prospective investors.

Distribution, Promotional and Sales Expenses

Nationwide pays commissions to the firms that sell the contracts.  The maximum gross commission that Nationwide will pay on the sale of the contracts is 2.0% of purchase payments.  Note that the individual registered representatives typically receive only a portion of this amount; the remainder is retained by the firm.  Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.

In addition to or partially in lieu of commission, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products.  How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products.  For more information on the exact compensation arrangement associated with this contract, please consult your registered representative.

Underlying Mutual Fund Payments

Nationwide's Relationship with the Underlying Mutual Funds

The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares.  The Variable Account aggregates Contract Owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily.  The Variable Account (and not the Contract Owners) is the underlying mutual fund shareholder.  When the Variable Account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public.  Nationwide incurs these expenses instead.

Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing Contract Owners with Sub-Account options that correspond to the underlying mutual funds.

An investment advisor or subadviser of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities.  These activities may provide the advisor or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the contract.

Types of Payments Nationwide Receives

In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the "payments").  The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee.  These payments may be used by us for any corporate purpose, which include reducing the prices of the contracts, paying expenses that Nationwide or its affiliates incur in promoting, marketing, and administering the contracts and the underlying mutual funds, and achieving a profit.

Nationwide or its affiliates receive the following types of payments:

•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;

•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and

•
Payments by an underlying mutual fund's advisor or subadviser (or its affiliates).  Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.

Furthermore, Nationwide benefits from assets invested in Nationwide's affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services.  Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.

Nationwide took into consideration the anticipated payments from the underlying mutual funds when we determined the charges imposed under the contracts (apart from fees and expenses imposed by the underlying mutual funds).  Without these payments, Nationwide would have imposed higher charges under the contract.

Amount of Payments Nationwide Receives

For the year ended December 31, 2010 , the underlying mutual fund payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0. 61% (as a percentage of the average Daily Net Assets invested in the underlying mutual funds) offered through this contract or other variable contracts that Nationwide and its affiliates issue.  Payments from investment advisors or subadvisers to participate in educational and/or marketing activities have not been taken into account in this percentage.

Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all.  Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of

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the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).

For additional information related to amount of payments Nationwide receives, go to www.nationwide.com.

Identification of Underlying Mutual Funds

Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following:  investment objectives, investment process, investment performance, risk characteristics, investment capabilities, experience and resources, investment consistency, and fund expenses.  Another factor Nationwide considers during the identification process is whether the underlying mutual fund's advisor or subadviser is one of our affiliates or whether the underlying mutual fund, its advisor, its subadviser(s), or an affiliate will make payments to us or our affiliates.

There may be underlying mutual funds with lower fees, as well as other variable contracts that offer underlying mutual funds with lower fees.  You should consider all of the fees and charges of the contract in relation to its features and benefits when making your decision to invest.  Please note that higher contract and underlying mutual fund fees and charges have a direct effect on and may lower your investment performance.

Profitability

Nationwide does consider profitability when determining the charges in the contract.  In early Contract Years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher.  Nationwide does, however, anticipate earning a profit in later Contract Years.  In general, Nationwide's profit will be greater the higher the investment return and the longer the contract is held.

Contract Modification

Nationwide may modify the annuity contracts, but no modification will affect the amount or term of any annuity contract unless a modification is required to conform the annuity contract to applicable federal or state law.  No modification will affect the method by which the Contract Values are determined.

Standard Charges and Deductions

Mortality and Expense Risk Charge

Nationwide deducts a Mortality and Expense Risk Charge from the Variable Account.  This amount is computed on a daily basis and is equal to an annualized rate of 1.20% of the Daily Net Assets of the Variable Account.

The Mortality Risk Charge (0.80%) compensates Nationwide for guaranteeing the annuity purchase rates of the contracts.  This guarantee ensures that the annuity purchase rates will not change regardless of the death rates of annuity payees or the general population.  The Mortality Risk Charge also compensates Nationwide for risks assumed in connection with the standard death benefit, but only partially compensates Nationwide in connection with the optional death benefits, for which there are separate charges.

The Expense Risk Charge (0.40%) compensates Nationwide for guaranteeing that administration charges will not increase regardless of actual expenses.

If the Mortality and Expense Risk Charge is insufficient to cover actual expenses, the loss is borne by Nationwide.  Nationwide may realize a profit from this charge.

Premium Taxes

Nationwide will charge against the Contract Value any premium taxes levied by a state or other government entity.  Premium tax rates currently range from 0% to 5%.  This range is subject to change.  Nationwide will assess premium taxes to the contract at the time Nationwide is assessed the premium taxes by the state.  Premium tax requirements vary from state to state.

Premium taxes may be deducted from death benefit proceeds.

Short-Term Trading Fees

Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.

Short-term trading fees are intended to compensate the underlying mutual fund (and Contract Owners with interests allocated in the underlying mutual fund) for the negative impact on fund performance that may result from frequent, short-term trading strategies.  Short-term trading fees are not intended to affect the large majority of Contract Owners not engaged in such strategies.

Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.  Short-term trading fees will only apply to those Sub-Accounts corresponding to underlying mutual funds that charge such fees (see the underlying mutual fund prospectus).  Any short-term trading fees paid are retained by the underlying mutual fund, not by Nationwide, and are part of the underlying mutual fund's assets.  Contract Owners are responsible for monitoring the length of time allocations are held in any particular underlying mutual fund.  Nationwide will not provide advance notice of the assessment of any applicable short-term trading fee.

For a complete list of the underlying mutual funds offered under the contract that assess (or reserve the right to assess) a short-term trading fee, please see " Appendix A : Underlying Mutual Funds" later in this prospectus.

If a short-term trading fee is assessed, the underlying mutual fund will charge the Variable Account 1% of the amount determined to be engaged in short-term trading.  The Variable Account will then pass the short-term trading fee on to the specific Contract Owner that engaged in short-term trading by deducting an amount equal to the short-term trading fee from that Contract Owner's Sub-Account value.  All such fees will be remitted to the underlying mutual fund; none of the fee proceeds will be retained by Nationwide or the Variable Account.

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When multiple purchase payments (or exchanges) are made to a Sub-Account that is subject to short-term trading fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees.  In other words, units held the longest will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.

Some transactions are not subject to the short-term trading fees.  Transactions that are not subject to short-term trading fees include:

•	scheduled and systematic transfers, such as Dollar Cost Averaging, Asset Rebalancing, and Systematic Withdrawals;

•	contract loans or surrenders;

•	transfers made upon annuitization of the contract;

•	surrenders of Annuity Units to make annuity payments; or

•	surrenders of Accumulation Units to pay a death benefit.

New share classes of certain currently available underlying mutual funds may be added as investment options under the contracts.  These new share classes may require the assessment of short-term trading or redemption fees.  When these new share classes are added, new purchase payment allocations and exchange reallocations to the underlying mutual funds in question may be limited to the new share class.

Optional Contract Benefits, Charges and Deductions

For an additional charge, the following optional benefits are available to Contract Owners.  Not all optional benefits are available in every state.  Unless otherwise indicated:

1)	optional benefits must be elected at the time of application;

2)	optional benefits, once elected, may not be terminated; and

3)	the charges associated with the optional benefits will be assessed until annuitization.

Death Benefit Options

The following death benefit options are available with the contracts.  Not all of the death benefit options may be available in every state.  Nationwide may realize a profit from the charge assessed for these options.

One-Year Enhanced Death Benefit and Spousal Protection Option

Beginning January 2, 2001 (or a later date if state law requires), an applicant can elect the One-Year Enhanced Death Benefit and Spousal Protection Option for an additional charge at an annualized rate of 0.15% of the Daily Net Assets of the Variable Account.

If the Annuitant dies before the Annuitization Date, the death benefit will be the greatest of:

1)	the Contract Value;

2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

3)
the highest Contract Value on any contract anniversary before the Annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s).

This optional benefit has a spousal protection feature, which is discussed later in this provision.

One-Year Step Up Death Benefit Option

Until state approval is received for the One-Year Enhanced Death Benefit and Spousal Protection Option, an applicant can elect the One-Year Step Up Death Benefit Option for an additional charge equal to an annualized rate of 0.10% of the Daily Net Assets of the Variable Account.

If the Annuitant dies before the Annuitization Date, the death benefit will be the greatest of:

1)	the Contract Value;

2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

3)
the highest Contract Value on any contract anniversary before the Annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s).

This death benefit option may be elected along with the 5% Enhanced Death Benefit Option, in which case the death benefit will be the greater of the two benefits.

Greater of One-Year or 5% Enhanced Death Benefit and Spousal Protection Option

Beginning January 2, 2001 (or a later date if state law requires), an applicant can elect the Greater of One-Year or 5% Enhanced Death Benefit and Spousal Protection for an additional charge at an annualized rate of 0.20% of the Daily Net Assets of the Variable Account.

If the Annuitant dies before the Annuitization Date, the death benefit will be the greatest of:

1)	the Contract Value;

2)	the total of all purchase payments, less an adjustment for amounts surrendered;

3)
the highest Contract Value on any contract anniversary before the Annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary; or

4)	the 5% interest anniversary value.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s).

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The 5% Interest Anniversary Value is equal to purchase payments minus amounts surrendered, accumulated at 5% compound interest until the last contract anniversary prior to the Annuitant's 86th birthday.  Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts surrendered.  The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce the 5% Interest Anniversary Value in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s).

This optional benefit has a spousal protection feature, which is discussed later in this provision.

5% Enhanced Death Benefit Option

Until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit and Spousal Protection Option, an applicant can elect the 5% Enhanced Death Benefit Option for an additional charge equal to an annualized rate of 0.15% of the Daily Net Assets of the Variable Account.

If the Annuitant dies before the Annuitization Date, the death benefit will be the greater of:

1)	the Contract Value; or

2)
the total of all purchase payments, less any amounts surrendered, accumulated at 5% simple interest from the date of each purchase payment or surrender to the most recent contract anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received since that contract anniversary.

This death benefit option may be elected along with the One-Year Step Up Death Benefit Option, in which case the death benefit will be the greater of the two benefits.

Spousal Protection Feature

The One-Year Enhanced Death Benefit with Spousal Protection Option and the Greater of One-Year or 5% Enhanced Death Benefit with Spousal Protection Option both include a Spousal Protection Feature.  The Spousal Protection Feature allows the surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.  The Spousal Protection Feature is available only for contracts issued as Non-Qualified Contracts, IRAs and Roth IRAs, provided the following conditions are satisfied:

1)
One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner.  For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;

2)	The spouses must be co-annuitants;

3)	Both co-annuitants must be age 85 or younger at the time of issue;

4)	The spouses must each be named as beneficiaries;

5)	No person other than a spouse may be named as Contract Owner, Annuitant or primary beneficiary;

6)
If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the Contract Owner);

7)
If a co-annuitant dies before the Annuitization Date, the surviving spouse may continue the contract as its sole Contract Owner.  If the chosen death benefit is higher than the Contract Value at the time of death, the Contract Value will be adjusted to equal the applicable death benefit amount.  The surviving spouse may then name a new beneficiary but may not name another co-annuitant; and

8)
If a co-annuitant is added at any time after the election of the optional death benefit rider, a copy of the certificate of marriage must be provided to the home office.  In addition, the date of marriage must be after the election of the death benefit option.

If the marriage of the co-Annuitants terminates due to the death of a spouse, divorce, dissolution, or annulment, the Spousal Protection Feature terminates and the Contract Owner is not permitted to cover a subsequent spouse .

Guaranteed Minimum Income Benefit Options

For contracts issued prior to May 1, 2003, the Contract Owner could have purchased one of two Guaranteed Minimum Income Benefit options at the time of application.  If elected, Nationwide will deduct an additional charge at an annualized rate of either 0.45% or 0.30% of the Daily Net Assets of the Variable Account, depending on which option was chosen.  Nationwide may realize a profit from the charges assessed for this option.

The Guaranteed Minimum Income Benefit options provide for a minimum guaranteed value that may replace the Contract Value as the amount to be annuitized under certain circumstances.  A Guaranteed Minimum Income Benefit may afford protection against unfavorable investment performance.

Beneficiary Protector Option

For an additional charge at an annualized rate of 0.40% of the Daily Net Assets of the Variable Account, the Contract Owner may purchase a Beneficiary Protector Option.  Nationwide will also stop assessing this charge once the contract is annuitized.  Nationwide may realize a profit from the charge assessed for this option.

The Beneficiary Protector Option provides that upon the death of the Annuitant, and in addition to any death benefit payable, Nationwide will credit an additional amount to the contract.  If the Beneficiary Protector Option is elected with a contract that also has Spousal Protection, the term Annuitant shall mean the person designated as the Annuitant on the application; the person designated as the co-annuitant does not have any rights under this benefit, unless the co-annuitant is also the beneficiary.

The Beneficiary Protector Option is credited to the contract upon the death of the Annuitant.  Upon the death of the Annuitant, and after the Beneficiary Protector Option is credited to the contract, the beneficiary(ies) may:

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(a)	take distribution of the contract in the form of the death benefit or required distributions as applicable; or

(b)	if the beneficiary is the deceased Annuitant's surviving spouse, continue the contract as the new beneficial Contract Owner and subject to any mandatory distribution rules.

Once the credit is applied to the contract, the charge for the credit is no longer assessed.

The Beneficiary Protector Option is only available for contracts with Annuitants who are age 70 or younger at the time of election.

How Credits to the Contract are Calculated

If the Beneficiary Protector Option was elected at the time of application AND the Annuitant dies prior to the first contract anniversary after the Annuitant's 85th birthday, then the amount credited to the contract will be equal to:

40% x Adjusted Earnings

Adjusted Earnings = (a) - (b) - (c); where:

a = the Contract Value on the date the death benefit is calculated and prior to any death benefit calculation;

b = purchase payments, proportionately adjusted for withdrawals; and

c = any adjustment for a death benefit previously paid, proportionately adjusted for withdrawals.

The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously paid in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).

If the Beneficiary Protector Option was elected at any time after the contract issue date AND the Annuitant dies prior to the first contract anniversary after the Annuitant's 85th birthday, then the amount credited to the contract will be equal to:

40% x Adjusted Earnings from the Date the Option is Elected

Adjusted Earnings from the Date the Option is Elected = (a) – (b) - (c) - (d), where:

a = Contract Value on the date the death benefit is calculated and prior to any death benefit calculation;

b = the Contract Value on the date the rider is elected, proportionately adjusted for withdrawals;

c = purchase payments made after the option is elected, proportionately adjusted for withdrawals;

d = any adjustment for a death benefit previously paid after the rider is elected, proportionately adjusted for withdrawals.

The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously paid in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).

If no benefits have been paid under this option by the first contract anniversary following the Annuitant's 85th birthday, then:

a)	Nationwide will credit an amount equal to 4% of the Contract Value on the contract anniversary to the contract;

b)	the benefit will terminate and will no longer be in effect; and

c)	the charge for the benefit will be eliminated, reducing charges by 0.40%.

How Amounts Are Credited

Any amounts credited to the contract pursuant to this option will be allocated to the Sub-Accounts of the Variable Account and the GTOs in the same proportion as each purchase payment is allocated to the contract on the date the credit is applied.

Capital Preservation Plus Option

The Capital Preservation Plus Option provides a "return of principal" guarantee over an elected period of time (3, 5, 7, or 10 years - the "program period").   Effective May 1, 2011, the only CPP program period available is the 10-year CPP program period; CPP program periods of other durations that were elected prior to May 1, 2011 will continue unchanged to the end of the current CPP period period.   Contract Value at the end of the program period will be no less than Contract Value at the beginning of the period, regardless of market performance.  Note, however, that surrenders or contract charges that are deducted from the contract after this option is elected will reduce the value of the guarantee proportionally.

The guarantee is conditioned upon the allocation of Contract Value between two investment components:

1)	A Guaranteed Term Option corresponding to the length of the elected program period; and

2)
Non-Guaranteed Term Option allocations, which consist of certain underlying mutual funds that are available under the program.  This investment component is allocated according to Contract Owner instructions.

In some state jurisdictions, Nationwide uses Target Term Options instead of Guaranteed Term Options in connection with the Capital Preservation Plus Option.  For all material purposes, Guaranteed Term Options and Target Term Options are the same.  Target Term Options are managed and administered identically to Guaranteed Term Options.  The distinction is that the interest rate associated with Target Term Options is not guaranteed as it is in Guaranteed Term Options.  However, because the options are managed and administered identically, the result to the investor is the same.  All references to Guaranteed Term Options in this "Capital Preservation Plus Option" provision will also mean Target Term Options (in applicable jurisdictions).  Please refer to the prospectus for the Guaranteed Term Options/Target Term Options for more information.

When the Capital Preservation Plus Option is elected, Nationwide will specify the percentage of the Contract Value that must be allocated to each of these two general components.  Generally, when interest rates are higher, a greater portion of the Contract Value will be made available for allocation among underlying mutual funds; when interest rates are lower, lesser portions may be made available for

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allocation among underlying mutual funds.  Also, longer program periods will typically permit greater allocations to the underlying mutual funds.  Other general economic factors and market conditions may affect these determinations as well.

Charges

The Capital Preservation Plus Option is provided for an additional charge at an annualized rate not to exceed 0.50% of the Daily Net Assets of the Variable Account.  This charge will be assessed against the Guaranteed Term Options through a reduction in credited interest rates (not to exceed 0.50%).  Nationwide may realize a profit from the charges assessed for this option.

All charges associated with the Capital Preservation Plus Option will remain the same for the duration of the program period.  When the program period ends or an elected Capital Preservation Plus Option is terminated, the charges associated with the option will no longer be assessed.

The Advantage of Capital Preservation Plus

Without electing the option, Contract Owners may be able to approximate (without replicating) the benefits of the Capital Preservation Plus Option.  To do this, Contract Owners would have to determine how much of their Contract Value would need to be allocated to a Guaranteed Term Option so that the amount at maturity (principal plus interest attributable to the Guaranteed Term Option allocation) would approximate the original total investment.  The balance of the Contract Value would be available to be allocated among the underlying funds.  This represents an investment allocation strategy aimed at capital preservation.

Election of the Capital Preservation Plus Option, however, generally permits a higher percentage of the Contract Value to be allocated outside of the Guaranteed Term Options, among underlying mutual funds.  This provides Contract Owners with a greater opportunity to benefit from market appreciation that is reflected in the underlying mutual fund performance, while preserving the return of principal guarantee.

Availability

The Capital Preservation Plus Option may only be elected at the time of application.

Conditions Associated with the Capital Preservation Plus Option

A Contract Owner with an outstanding loan may not elect the Capital Preservation Plus Option.

During the program period, the following conditions apply:

•	If surrenders or contract charges are deducted from the contract subsequent to electing this option, the value of the guarantee will be reduced proportionally.

•	Only one Capital Preservation Plus Option program may be in effect at any given time.

•	No new purchase payments may be applied to the contract.

•	Nationwide will not permit loans to be taken from the contract.

•	No optional benefit that assesses a charge to the Guaranteed Term Options may be added to the contract.

•
If, while the Capital Preservation Plus Option is elected, the Annuitant dies and the Annuitant's spouse elects to continue the contract, the option will remain in effect and will continue until the end of the original program period.

•
If the contract is annuitized, surrendered or liquidated for any reason prior to the end of the program period, all guarantees are terminated.  A market value adjustment may apply to amounts transferred from a Guaranteed Term Option due to annuitization.  A market value adjustment may apply to amounts surrendered or liquidated from a Guaranteed Term Option.

After the end of the program period, or after termination of the option, the above conditions will no longer apply.

Investments During the Program Period

When the option is elected and after Nationwide receives all required information, Nationwide will declare the amount of the Contract Value that is available for allocation to the available underlying mutual funds.  The remainder of the Contract Value must be allocated to a Guaranteed Term Option, the length of which corresponds to the length of the program period elected by the Contract Owner.

Nationwide makes only certain mutual funds available when a Contract Owner elects the CPP Option.  Nationwide selected the available mutual funds on the basis of certain risk factors associated with the mutual fund's investment objective.  The mutual funds not made available in conjunction with the CPP Option were excluded on the basis of similar risk considerations.

Only the following underlying mutual funds are available when the Capital Preservation Plus Option is elected:

American Century Variable Portfolios II, Inc.
•	American Century VP Inflation Protection Fund: Class II

Dreyfus
•	Dreyfus Stock Index Fund, Inc.: Initial Shares
•	Dreyfus Variable Investment Fund – Appreciation Portfolio: Initial Shares

Fidelity Variable Insurance Products Fund
•	VIP Equity-Income Portfolio: Service Class
•	VIP Growth Portfolio: Service Class
•	VIP Investment Grade Bond Portfolio: Service Class
•	VIP Mid Cap Portfolio: Service Class

Franklin Templeton Variable Insurance Products Trust
•	Franklin Income Securities Fund: Class 2
Invesco
•	Invesco VI Capital Appreciation Fund: Series II
Ivy Funds Variable Insurance Portfolios, Inc.
•	Asset Strategy
•	Balanced
•	Bond
•	Core Equity
•	Dividend Opportunities
•	Growth
•	Mid Cap Growth

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•	Money Market
•	Value

Janus Aspen Series
•	Forty Portfolio: Service Shares

JPMorgan Insurance Trust
•	JPMorgan Insurance Trust Mid Cap Value Portfolio; Class I

MFS® Variable Insurance Trust
•	MFS® Value Series: Service Class

Nationwide Variable Insurance Trust
        ·  American Century NVIT Growth Fund: Class I
•	American Funds NVIT Asset Allocation Fund: Class II
•	American Funds NVIT Bond Fund: Class II
•	American Funds NVIT Growth Fund: Class II
•	Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I
•	NVIT CardinalSM Aggressive Fund: Class II
•	NVIT CardinalSM Balanced Fund: Class II
•	NVIT CardinalSM Capital Appreciation Fund: Class II
•	NVIT CardinalSM Conservative Fund: Class II
•	NVIT CardinalSM Moderate Fund: Class II
•	NVIT CardinalSM Moderately Aggressive Fund: Class II
•	NVIT CardinalSM Moderately Conservative Fund: Class II
•	NVIT Government Bond Fund: Class I
•	NVIT Investor Destinations Funds: Class II
·	NVIT Investor Destinations Conservative Fund: Class II
·	NVIT Investor Destinations Moderately Conservative Fund: Class II
·	NVIT Investor Destinations Balanced Fund: Class II
·	NVIT Investor Destinations Moderate Fund: Class II
·	NVIT Investor Destinations Capital Appreciation Fund: Class II
·	NVIT Investor Destinations Moderately Aggressive Fund: Class II
·	NVIT Investor Destinations Aggressive Fund: Class II
•	NVIT Mid Cap Index Fund: Class I
•	NVIT Money Market Fund: Class I
•	NVIT Multi-Manager Large Cap Growth Fund: Class I
•	NVIT Multi-Manager Large Cap Value Fund: Class I
•	NVIT Multi-Manager Mid Cap Growth Fund: Class II
•	NVIT Multi-Manager Mid Cap Value Fund: Class II
•	NVIT Nationwide Fund: Class I
•	NVIT Short Term Bond Fund: Class II
•	Van Kampen NVIT Comstock Value Fund: Class I

Neuberger Berman Advisers Management Trust
•	AMT Short Duration Bond Portfolio: I Class

Oppenheimer Variable Account Funds
•	Oppenheimer Main Street Fund®/VA: Non-Service Shares
•	Oppenheimer Small- & MidCap Fund/VA: Non-Service Shares

In addition to the above underlying mutual funds, the following underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2010:

Nationwide Variable Insurance Trust
•	NVIT Multi-Manager Large Cap Value Fund: Class II

In addition to the above underlying mutual funds, the following underlying mutual fund is no longer available to receive transfers or new purchase payments effective April 24, 2009:

Nationwide Variable Insurance Trust
•	NVIT Multi Manager Mid Cap Growth Fund: Class I

In addition to the above underlying mutual funds, the following underlying mutual fund is available only to contracts issued prior to May 1, 2008:

Federated Insurance Series
•	Federated Quality Bond Fund II: Primary Shares

Fidelity Variable Insurance Products Fund
•	VIP Contrafund® Portfolio: Service Class
Invesco
•	Invesco VI Capital Development Fund: Series II

Neuberger Berman Advisers Management Trust
•	AMT Socially Responsive Portfolio: I Class

In addition to the above underlying mutual funds, the following underlying mutual funds are available only to contracts issued prior to May 1, 2006:

American Century Variable Portfolios, Inc.
•	American Century VP Income & Growth Fund: Class I

Fidelity Variable Insurance Products Fund
•	VIP Value Strategies Portfolio: Service Class

In addition to the above underlying mutual funds, the following underlying mutual funds are available only to contracts issued prior to May 1, 2004:

Dreyfus
•	Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares

In addition to the above underlying mutual funds, the following underlying mutual funds are available only to contracts issued prior to May 1, 2002:

Fidelity Variable Insurance Products Fund
•	VIP Growth Opportunities Portfolio: Service Class

Election of the Capital Preservation Plus Option will not be effective unless and until Nationwide receives Sub-Account

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allocation instructions based on the preceding list of available underlying mutual funds.  Allocations to underlying mutual funds other than those listed above are not permitted during the program period.

Nationwide reserves the right to modify the list of available underlying mutual funds upon written notice to Contract Owners.  If an underlying mutual fund is deleted from the list of available underlying mutual funds, such deletion will not affect Capital Preservation Plus Option programs already in effect.

Surrenders During the Program Period

If, during the program period, the Contract Owner takes a surrender, Nationwide will surrender Accumulation Units from the Sub-Accounts and an amount from the Guaranteed Term Options.  The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request, unless Nationwide is instructed otherwise.  Surrenders may not be taken exclusively from the Guaranteed Term Option.  In conjunction with the surrender, the value of the guarantee will be adjusted proportionally.  A market value adjustment may apply to amounts surrendered from Guaranteed Term Options.

Transfers During the Program Period

Transfers to and from the Guaranteed Term Option are not permitted during the program period.

Transfers among Sub-Accounts are subject to the terms and conditions in the "Transfers Prior to Annuitization" provision.  During the program period, transfers to underlying mutual funds that are not included in the Capital Preservation Plus Option program are not permitted.

Terminating the Capital Preservation Plus Option

Once elected, the Capital Preservation Plus Option cannot be revoked, except as provided below.

If the Contract Owner elected a program period matching a 7 year Guaranteed Term Option, upon reaching the 5th anniversary of the program, the Contract Owner may terminate the Capital Preservation Plus Option.  Any termination instructions must be received at Nationwide's home office within 60 days after the option's 5th anniversary.

If the Contract Owner elected a program period matching a 10 year Guaranteed Term Option, upon reaching the 7th anniversary of the program, the Contract Owner may terminate the Capital Preservation Plus Option.  Any termination instructions must be received at Nationwide's home office within 60 days after the option's 7th anniversary.

4Fulfilling the Return of Principal Guarantee

At the end of the program period, if the Contract Value is less than the guaranteed amount, Nationwide will credit an amount to the contract so that the Contract Value equals the guaranteed amount.  Amounts credited under this option are considered earnings, not purchase payments.  If the Contract Owner does not elect to begin a new Capital Preservation Plus Option program, the amount previously allocated to the Guaranteed Term Option and any amounts credited under the guarantee will be allocated to the money market Sub-Account.

Election of a New Capital Preservation Plus Option

At the end of any program period or after terminating a Capital Preservation Plus Option, the Contract Owner may elect to participate in a new Capital Preservation Plus Option program at the charges, rates and allocation percentages in effect at that point in time.  Nationwide will communicate the ensuing CPP program period end to the Contract Owner approximately 75 days before the end of the period and this notice will include a list of the limited investment options available.  If the Contract Owner elects to participate in a new program, such election and complete instructions must be received by Nationwide within 60 days after the end of the preceding program period or within 60 days of the program termination, whichever is applicable.

Removal of Variable Account Charges

For certain optional benefits, a charge is assessed only for a specified period of time.  To remove a Variable Account charge at the end of the specified charge period, Nationwide systematically re-rates the contract.  This re-rating results in lower contract charges, but no change in Contract Value or any other contractual benefit.

Re-rating involves two steps: the adjustment of contract expenses and the adjustment of the number of units in the contract.

The first step, the adjustment of contract expenses, involves removing the charge from the unit value calculation.  For example, on a contract where the only optional benefit elected is the Beneficiary Protector Option, the Variable Account value will be calculated using unit values with Variable Account charges of 1.60% until the benefit is applied.  Once the benefit is applied, the contract will be re-rated, and the 0.40% charge associated with the Beneficiary Protector Option will be removed.  From that point on, the Variable Account value will be calculated using the unit values with Variable Account charges at 1.20%.  Thus, the Beneficiary Protector Option charge is no longer included in the daily Sub-Account valuation for the contract.

The second step of the re-rating process, the adjustment of the number of units in the contract, is necessary in order to keep the re-rating process from altering the Contract Value.  Generally, for any given Sub-Account, the higher the Variable Account charges, the lower the unit value, and vice versa.  For example, Sub-Account X with charges of 1.60% will have a lower unit value than Sub-Account X with charges of 1.20% (higher expenses result in lower unit values).  When, upon re-rating, the unit values used in calculating Variable Account value are dropped from the higher expense level to the lower expense level, the higher unit values will cause an incidental increase in the Contract Value.  In order to avoid this incidental increase, Nationwide adjusts the number of units in the contract down so that the Contract Value after the re-rating is the same as the Contract Value before the re-rating.

Contract Ownership

The Contract Owner has all rights under the contract.  Purchasers who name someone other than themselves as the Contract Owner will have no rights under the contract.

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Contract Owners of Non-Qualified Contracts may name a new Contract Owner at any time before the Annuitization Date.  Any change of Contract Owner automatically revokes any prior Contract Owner designation.  Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.

A change in contract ownership must be submitted in writing and recorded at Nationwide's home office.  Once recorded, the change will be effective as of the date signed.  However, the change will not affect any payments made or actions taken by Nationwide before it was recorded.  No change will be effective unless and until it is received and recorded at Nationwide's home office.

The Contract Owner may also request a change in the Annuitant, contingent annuitant, contingent owner, beneficiary, or contingent beneficiary before the Annuitization Date.  These changes must be:

•	on a Nationwide form;

•	signed by the Contract Owner; and

•	received at Nationwide's home office before the Annuitization Date.

Nationwide must review and approve any change requests.  If the Contract Owner is not a natural person (e.g. a trust or corporation) and there is a change of the Annuitant, distributions will be made as if the Contract Owner died at the time of the change.

On the Annuitization Date, the Annuitant will become the Contract Owner, unless the Contract Owner is a Charitable Remainder Trust.

Joint Ownership

Joint owners each own an undivided interest in the contract.

Contract Owners can name a joint owner at any time before annuitization subject to the following conditions:

•	joint owners can only be named for Non-Qualified Contracts;

•	joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners;

•	the exercise of any ownership right in the contract will generally require a written request signed by both joint owners;

•	Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner; and

•	an election in writing signed by both Contract Owners must be made to authorize Nationwide to allow the exercise of ownership rights independently by either joint owner.

Contingent Ownership

The contingent owner is entitled to certain benefits under the contract, if a Contract Owner who is not the Annuitant dies before the Annuitization Date, and there is no surviving joint owner.

The Contract Owner may name or change a contingent owner at any time before the Annuitization Date.  To change the contingent owner, a written request must be submitted to Nationwide.  Once Nationwide has recorded the change, it will be effective as of the date it was signed, whether or not the Contract Owner was living at the time it was recorded.  The change will not affect any action taken by Nationwide before the change was recorded.

Annuitant

The Annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends.  This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an Annuitant of greater age.  The Annuitant may be changed before the Annuitization Date with Nationwide's consent.

Beneficiary and Contingent Beneficiary

The beneficiary is the person who is entitled to the death benefit if the Annuitant dies before the Annuitization Date and there is no joint owner and/or contingent annuitant.  The Contract Owner can name more than one beneficiary.  Multiple beneficiaries will share the death benefit equally, unless otherwise specified.

The Contract Owner may change the beneficiary or contingent beneficiary during the Annuitant's lifetime by submitting a written request to Nationwide.  Once recorded, the change will be effective as of the date it was signed, whether or not the Annuitant was living at the time it was recorded.  The change will not affect any action taken by Nationwide before the change was recorded.

Operation of the Contract

Minimum Initial and Subsequent Purchase Payments

Contract Type	Minimum Initial Purchase Payment	Minimum Subsequent Payments
IRA	$15,000	$1,000
Investment-only	$15,000	$1,000
Non-Qualified	$15,000	$1,000
Roth IRA	$15,000	$1,000
SEP IRA	$15,000	$1,000
Tax Sheltered Annuity*	$15,000	$1,000

*Only available for individual 403(b) Tax Sheltered Annuity contracts subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.

Some states have different minimum initial and subsequent purchase payment amounts, and subsequent purchase payments may not be permitted in all states.

Nationwide prohibits subsequent purchase payments made after death of the Contract Owner(s), the Annuitant or co-annuitant. If upon notification of death of the Contract Owner(s), the Annuitant or co-annuitant, it is determined that death occurred prior to a subsequent purchase payment being made, Nationwide reserves the right to return the purchase payment subject to investment performance.

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Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract.  The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

Pricing

Initial purchase payments allocated to Sub-Accounts will be priced at the Accumulation Unit value determined no later than 2 business days after receipt of an order to purchase if the application and all necessary information are complete.  If the application is not complete, Nationwide may retain a purchase payment for up to 5 business days while attempting to complete it.  If the application is not completed within 5 business days, the prospective purchaser will be informed of the reason for the delay.  The purchase payment will be returned unless the prospective purchaser specifically consents to allow Nationwide to hold the purchase payment until the application is completed.

Subsequent purchase payments allocated to Sub-Accounts will be priced at the available Accumulation Unit value next computed after the payment is received.  The cumulative total of all purchase payments under contracts issued by Nationwide on the life of any one Annuitant cannot exceed $1,000,000 without Nationwide's prior consent.  Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.  If a subsequent purchase payment is received at Nationwide's home office (along with all necessary information) after the close of the New York Stock Exchange, it will be priced at the Accumulation Unit value determined on the following valuation day.

Except on the days listed below and on weekends, purchase payments, transfers and surrenders are priced every day.  Purchase payments will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:

• New Year's Day	• Independence Day
• Martin Luther King, Jr. Day	• Labor Day
• Presidents' Day	• Thanksgiving
• Good Friday	• Christmas
• Memorial Day

Nationwide also will not price purchase payments if:

1)	trading on the New York Stock Exchange is restricted;

2)	an emergency exists making disposal or valuation of securities held in the Variable Account impracticable; or

3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist.  If Nationwide is closed on days when the New York Stock Exchange is open, Contract Value may change and Contract Owners will not have access to their accounts.

Allocation of Purchase Payments

Nationwide allocates purchase payments to Sub-Accounts and/or Guaranteed Term Options as instructed by the Contract Owner.  Shares of the underlying mutual funds allocated to the Sub-Accounts are purchased at Net Asset Value, then converted into Accumulation Units.  Contract Owners can change allocations or make exchanges among the Sub-Accounts or Guaranteed Term Options.  However, no change may be made that would result in an amount less than 1% of the purchase payment being allocated to any Sub-Account.  Certain transactions may be subject to conditions imposed by the underlying mutual funds (see "Underlying Mutual Fund Restrictions" in the "Transfer Restrictions" section), as well as those set forth in the contract.

Determining the Contract Value

The Contract Value is the sum of:

1)	the value of amounts allocated to the Sub-Accounts of the Variable Account; and

2)	amounts allocated to a Guaranteed Term Option.

If part or all of the Contract Value is surrendered, or charges are assessed against the Contract Value, Nationwide will deduct a proportionate amount from each Sub-Account and the Guaranteed Term Options based on current cash values.

Determining Variable Account Value - Valuing an Accumulation Unit

Purchase payments or transfers allocated to the underlying mutual funds are accounted for in Accumulation Units.  Accumulation Unit values (for each Sub-Account) are determined by calculating the net investment factor for the underlying mutual fund for the current Valuation Period and multiplying that result with the Accumulation Unit values determined on the previous Valuation Period.

Nationwide uses the net investment factor as a way to calculate the investment performance of a Sub-Account from Valuation Period to Valuation Period.  For each Sub-Account, the net investment factor shows the investment performance of the underlying mutual fund in which a particular Sub-Account invests, including the charges assessed against that Sub-Account for a Valuation Period.

The net investment factor is determined by dividing (a) by (b), and then subtracting (c) from the result, where:

a)      is the sum of:

1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and

2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period); and

b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period; and

c)
is a factor representing the daily Variable Account charges, which may include charges for contract options chosen by the Contract Owner.  The factor is equal to an annualized rate ranging from 1.20% to 2.80% of the Daily Net Assets of the Variable Account, depending on which contract features the Contract Owner chose.

Based on the net investment factor, the value of an Accumulation Unit may increase or decrease.  Changes in the

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net investment factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.

Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.

Determining the Guaranteed Term Option Value

Nationwide determines the value of a Guaranteed Term Option by:

1)	adding all amounts allocated to any Guaranteed Term Option, minus amounts previously transferred or withdrawn (which may be subject to a market value adjustment); and

2)	adding any interest earned on the amounts allocated to any Guaranteed Term Option; and

3)	subtracting charges deducted in accordance with the contract.

Transfers

Prior to annuitization, Contract Owners may request to transfer allocations among the subaccounts at anytime.  Transfers from a Guaranteed Term Option prior to maturity are subject to a market value adjustment.

After annuitization, transfers may only be made on the anniversary of the Annuitization Date.  Guaranteed Term Options are not available after annuitization.

Transfer Requests

Contract Owners may submit transfer requests in writing, over the telephone, or via the internet.  Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine.  Nationwide may restrict or withdraw the telephone and/or internet transfer privilege at any time.

Generally, Sub-Account transfers will receive the Accumulation Unit value next computed after the transfer request is received.  However, if a contract that is limited to submitting transfer requests via U.S. mail submits a transfer request via internet or telephone pursuant to Nationwide's one-day delay policy, the transfer will be executed on the next business day after the exchange request is received by Nationwide (see "Managers of Multiple Contracts").

Transfer Restrictions

Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading").  A Contract Owner who intends to use an active trading strategy should consult his/her registered representative and request information on other Nationwide variable annuity contracts that offer underlying mutual funds that are designed specifically to support active trading strategies.

Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among Sub-Accounts may negatively impact other investors in the contract.  Short-term trading can result in:

•	the dilution of the value of the investors' interests in the underlying mutual fund;

•
underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or

•	increased administrative costs due to frequent purchases and redemptions.

To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide makes no assurances that all risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.

Nationwide cannot guarantee that its attempts to deter active trading strategies will be successful.  If we are unable to deter active trading strategies, the performance of the Sub-Accounts that are actively traded may be adversely impacted.

Redemption Fees

Some underlying mutual funds assess a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of the allocation to the Sub-Account.  The fee is assessed against the amount transferred and is paid to the underlying mutual fund.  Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading.  For more information on short-term trading fees, please see the "Short-Term Trading Fees" provision.

U.S. Mail Restrictions

Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices.  Transaction reports are produced and examined.  Generally, a contract may appear on these reports if the Contract Owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period.  A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (Valuation Period).  For example, if a Contract Owner executes multiple transfers involving 10 underlying mutual funds in one day, this counts as one transfer event.  A single transfer occurring on a given trading day and involving only 2 underlying mutual funds (or one underlying mutual fund if the transfer is made from a Guaranteed Term Option) will also count as one transfer event.

As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted.

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In general, Nationwide will adhere to the following guidelines:

Trading Behavior	Nationwide's Response
6 or more transfer events in one calendar quarter
Nationwide will mail a letter to the Contract Owner notifying them that:

• they have been identified as engaging in harmful trading practices; and

• if their transfer events exceed 11 in 2 consecutive calendar quarters or 20 in one calendar year, the Contract Owner will be limited to submitting transfer requests via U.S. mail on a Nationwide issued form.

More than 11 transfer events in 2 consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the Contract Owner to submitting transfer requests via U.S. mail on a Nationwide issued form.

For purposes of Nationwide's transfer policy, U.S. mail includes standard U.S. mail, overnight U.S. mail, and overnight delivery via private carrier.

Each January 1st, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1.  See, however, the "Other Restrictions" provision below.

Managers of Multiple Contracts

Some investment advisors/representatives manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple Contract Owners.  These multi-contract advisors will generally be required by Nationwide to submit all transfer requests via U.S. mail.

Nationwide may, as an administrative practice, implement a "one-day delay" program for these multi-contract advisors, which they can use in addition to or in lieu of submitting transfer requests via U.S. mail.  The one-day delay option permits multi-contract advisors to continue to submit transfer requests via the internet or telephone.  However, transfer requests submitted by multi-contract advisors via the internet or telephone will not receive the next available Accumulation Unit value.  Rather, they will receive the Accumulation Unit value that is calculated on the following business day.

Transfer requests submitted under the one-day delay program are irrevocable.  Multi-contract advisors will receive advance notice of being subject to the one-day delay program.

Other Restrictions

Contract Owners that are required to submit transfer requests via U.S. mail will be required to use a Nationwide issued form for their transfer request.  Nationwide will refuse transfer requests that either do not use the Nationwide issued form for their transfer request or fail to provide accurate and complete information on their transfer request form.  In the event that a Contract Owner's transfer request is refused by Nationwide, they will receive notice in writing by U.S. mail and will be required to resubmit their transfer request on a Nationwide issued form.

Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary, in order to protect Contract Owners, Annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract Owners (or third parties acting on their behalf).  In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.

Any restrictions that Nationwide implements will be applied consistently and uniformly.

Underlying Mutual Fund Restrictions and Prohibitions

Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:

1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Nationwide Contract Owner;

2)	request the amounts and dates of any purchase, redemption, transfer or exchange request ("transaction information"); and

3)
instruct Nationwide to restrict or prohibit further purchases or exchanges by Contract Owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide's policies).

Nationwide is required to provide such transaction information to the underlying mutual funds upon their request.  In addition, Nationwide is required to restrict or prohibit further purchases or exchange requests upon instruction from the underlying mutual fund.  Nationwide and any affected Contract Owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or exchange requests.  If an underlying mutual fund refuses to accept a purchase or exchange request submitted by Nationwide, Nationwide will keep any affected Contract Owner in their current underlying mutual fund allocation.

Right to Examine and Cancel

If the Contract Owner elects to cancel the contract, he/she may return it to Nationwide's home office within a certain period of time known as the "free look" period.  Depending on the state in which the contract was purchased (and, in some states, if the contract is purchased as a replacement for another annuity contract), the free look period may be 10 days or longer.  For ease of administration, Nationwide will honor any free look cancellation that is received at Nationwide's home office or postmarked within 30 days after the contract issue date.  The contract issue date is the date the initial purchase payment is applied to the contract.

If the Contract Owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide

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will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less any withdrawals from the contract and applicable federal and state income tax withholding.  Otherwise, Nationwide will return the Contract Value, less any withdrawals from the contract and applicable federal and state income tax withholding.

Where state law requires the return of purchase payments upon cancellation of the contract during the free look period, Nationwide will allocate initial purchase payments allocated to Sub-Accounts to the money market Sub-Account during the free look period.  After the free look period, Nationwide will reallocate the Contract Value among the Sub-Accounts based on the instructions contained on the application.  Where state law requires the return of Contract Value upon cancellation of the contract during the free look period, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.

Liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation.  Any additional amounts refunded to the Contract Owner will be paid by Nationwide.

Surrender (Redemption) Prior to Annuitization

Contract Owners may surrender some or all of their Contract Value before the earlier of the Annuitization Date or the Annuitant's death.  Surrender requests must be in writing and Nationwide may require additional information.  When taking a full surrender, the contract must accompany the written request.  Nationwide may require a signature guarantee.

Nationwide will pay any amounts surrendered from the Sub-Accounts within 7 days.  However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer (See "Pricing").

Surrenders from the contract may be subject to federal income tax and/or a penalty tax.  See "Federal Income Taxes" in "Appendix C: Contract Types and Tax Information".

Partial Surrenders (Partial Redemptions)

Nationwide will surrender Accumulation Units from the Sub-Accounts and an amount from the Guaranteed Term Options.  The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request.

Partial Surrenders to Pay Investment Advisory Fees

Some Contract Owners utilize an investment advisor(s) to manage their assets, for which the investment advisor assesses a fee.  Investment advisors are not endorsed by or affiliated with Nationwide and Nationwide makes no representation as to their qualifications.  The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus.  Some Contract Owners authorize their investment advisor to take a partial surrender(s) from the contract in order to collect investment advisory fees.  Surrenders taken from this contract to pay advisory or investment management fees may be subject to income tax and/or tax penalties.

Full Surrenders (Full Redemptions)

The Contract Value upon full surrender may be more or less than the total of all purchase payments made to the contract.

The Contract Value will reflect:

•	Variable Account charges;

•	underlying mutual fund charges;

•	the investment performance of the underlying mutual funds;

•	any outstanding loan balance plus accrued interest; and

•	any amounts allocated to the Guaranteed Term Options plus or minus any market value adjustment.

Surrender (Redemption) After Annuitization

After the Annuitization Date, surrenders other than regularly scheduled annuity payments are not permitted.

Surrenders Under Certain Plan Types

Surrenders Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan

Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.

The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:

•	the participant dies;

•	the participants retires;

•	the participant terminates employment due to total disability; or

•	the participant that works in a Texas public institution of higher education terminates employment.

A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment.  All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.

Due to the restrictions described above, a participant under either of these plans will not be able to withdraw cash values from the contract unless one of the applicable conditions is met.  However, Contract Value may be transferred to other carriers.

Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940.  Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.

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Surrenders Under a Tax Sheltered Annuity

Contract Owners of a Tax Sheltered Annuity may surrender part or all of their Contract Value before the earlier of the Annuitization Date or the Annuitant's death, except as provided below:

A)
Contract Value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be surrendered only:

1)	when the Contract Owner reaches age 59½, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)); or

2)
in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may not include any income earned on salary reduction contributions.

B)	The surrender limitations described in Section A also apply to:

1)	salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;

2)	earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and

3)	all amounts transferred from 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).

C)
Any distribution other than the above, including a 10 day free look cancellation of the contract (when available) may result in taxes, penalties and/or retroactive disqualification of a Qualified Contract or Tax Sheltered Annuity.

In order to prevent disqualification of a Tax Sheltered Annuity after a 10 day free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the Contract Owner.

These provisions explain Nationwide's understanding of current withdrawal restrictions.  These restrictions may change.

Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated above.

Loan Privilege

The loan privilege is only available to owners of Tax Sheltered Annuities.  These Contract Owners can take loans from the Contract Value beginning 30 days after the contract is issued up to the Annuitization Date.  Loans are subject to the terms of the contract, the plan and the Internal Revenue Code.  Nationwide may modify the terms of a loan to comply with changes in applicable law.

Minimum and Maximum Loan Amounts

Contract Owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount.  Each loan must individually satisfy the contract minimum amount.

Nationwide will calculate the maximum nontaxable loan amount based upon information provided by the participant or the employer.  Loans may be taxable if a participant has additional loans from other plans.  The total of all outstanding loans must not exceed the following limits:

	Contract Values	Maximum Outstanding Loan Balance Allowed
Non-ERISA Plans	up to $20,000	up to 80% of Contract Value (not more than $10,000)
	$20,000 and over	up to 50% of Contract Value (not more than $50,000*)

ERISA Plans	All	up to 50% of Contract Value (not more than $50,000*)

*The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.

For salary reduction Tax Sheltered Annuities, loans may be secured only by the Contract Value.

Maximum Loan Processing Fee

Nationwide charge s a loan processing fee at the time each new loan is processed.   T he loan processing fee will not exceed $25 per loan processed.  This fee compensates Nationwide for expenses related to administering and processing loans.

The fee is taken from the Sub-Accounts and Guaranteed Term Options in proportion to the Contract Value at the time the loan is processed.

How Loan Requests are Processed

All loans are made from the collateral Fixed Account .  Nationwide transfers Accumulation Units in proportion to the assets in each Sub-Account to the collateral Fixed Account until the requested amount is reached.  Any remaining required collateral will be transferred from the Guaranteed Term Options.  Transfers from the Guaranteed Term Options may be subject to a market value adjustment.

Loan Interest

The outstanding loan balance in the collateral Fixed Account is credited with interest until the loan is repaid in full.  The interest rate will be 2.25% less than the loan interest rate fixed by Nationwide.  The interest rate is guaranteed never to fall below the minimum interest rate required by applicable state law.

Specific loan terms are disclosed at the time of loan application or issuance.

Loan Repayment

Loans must be repaid in 5 years.  However, if the loan is used to purchase the Contract Owner's principal residence, the Contract Owner has 15 years to repay the loan.

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Contract Owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan.  Payments must be substantially level and made at least quarterly.

Loan repayments will consist of principal and interest in amounts set forth in the loan agreement.  Repayments are allocated to the Sub-Accounts in accordance with the contract, unless Nationwide and the Contract Owner have agreed to amend the contract at a later date on a case by case basis.

Loan repayments to the Guaranteed Term Options must be at least $1,000.  If the proportional share of the repayment to the Guaranteed Term Option is less than $1,000, that portion of the repayment will be allocated to the money market Sub-Account unless the Contract Owner directs otherwise.

Distributions and Annuity Payments

Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:

•	the contract is surrendered;

•	the Contract Owner/Annuitant dies;

•	the Contract Owner who is not the Annuitant dies prior to annuitization; or

•	annuity payments begin.

Transferring the Contract

Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.

Grace Period and Loan Default

If a loan payment is not made when due, interest will continue to accrue.  A grace period may be available (please refer to the terms of the loan agreement).  If a loan payment is not made by the end of the applicable grace period, the entire loan will be treated as a deemed distribution and will be taxable to the borrower.  This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service.

After default, interest will continue to accrue on the loan.  Defaulted amounts, plus interest, are deducted from the Contract Value when the participant is eligible for a distribution of at least that amount.  Additional loans are not available while a previous loan is in default.

Assignment

Contract rights are personal to the Contract Owner and may not be assigned without Nationwide's written consent.

A Non-Qualified Contract Owner may assign some or all rights under the contract.  An assignment must occur before annuitization while the Annuitant is alive.  The Contract Owner must submit the request to Nationwide in writing and Nationwide must receive the request at its home office before the Annuitization Date.  Once Nationwide receives and records the change request, the change will be effective as of the date the written request was signed.

Investment-only Contracts, IRAs, SEP IRAs, Roth IRAs and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

Nationwide is not responsible for the validity or tax consequences of any assignment.  Nationwide is not liable for any payment or settlement made before the assignment is recorded.  Assignments will not be recorded until Nationwide receives sufficient direction from the Contract Owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned.  Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.

Assignment of the entire Contract Value may cause the portion of the Contract Value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

Contract Owner Services

Asset Rebalancing

Asset Rebalancing is the automatic reallocation of Contract Values to the Sub-Accounts on a predetermined percentage basis.  Asset Rebalancing is not available for assets held in the Guaranteed Term Options.  Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the Contract Owner, manual transfers will not automatically terminate the program.  Requests for Asset Rebalancing must be on a Nationwide form.

Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide.  If the last day of the 3-month period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day.  Each Asset Rebalancing reallocation is considered a transfer event.

Asset Rebalancing may be subject to employer limitations or restrictions for contracts issued to a Tax Sheltered Annuity plan.  Contract Owners should consult a financial advisor to discuss the use of Asset Rebalancing.

Nationwide reserves the right to stop establishing new Asset Rebalancing programs.  Nationwide also reserves the right to assess a processing fee for this service.

Dollar Cost Averaging

Dollar Cost Averaging is a long-term transfer program that allows the Contract Owner to make regular, level investments over time.   Dollar Cost Averaging involves the automatic transfer of a specific amount from certain Sub-Accounts into other Sub-Accounts.   With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility.   Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.

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Contract Owners direct Nationwide to automatically transfer specified amounts from the following Sub-Accounts:

•	Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R

•	Ivy Funds Variable Insurance Portfolios, Inc. - Money Market

•	Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III

•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I

•	Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I

The following underlying mutual funds are only available in contracts for which good order applications were received before May 1, 2008:

•	Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares

to any other Sub-Account(s) .  Dollar Cost Averaging transfers may not be directed to Guaranteed Term Options.   Transfers from the Fixed Account must be equal to or less than 1/30 th of the Fixed Account value at the time the progam is requested.  Contract Owners that wish to utilize Dollar Cost Averaging should first inquire whether any Enhanced Fixed Account Dollar Cost Averaging programs are available.

Transfers may occur monthly or on another frequency if permitted by Nationwide.  Nationwide will process transfers until either the value in the originating investment option is exhausted, or the Contract Owner instructs Nationwide to stop the transfers.   When a Contract Owner instructs Nationwide to stop the transfers, all amounts remaining in the originating Fixed Account or Sub-Account will remain allocated to the Fixed Account or Sub-Account, unless Nationwide is instructed otherwise.  Dollar Cost Averaging transfers are not considered transfer events.

Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs.

Nationwide is required by state law to reserve the right to postpone transfer of assets from the Fixed Account for a period of up to 6 months from the date of the transfer request.

Systematic Withdrawals

Systematic Withdrawals allow Contract Owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis.  Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be in writing.

The withdrawals will be taken from the Sub-Accounts proportionately unless Nationwide is instructed otherwise.  Systematic Withdrawals are not available from the Guaranteed Term Options.

Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the Contract Owner.  The Internal Revenue Service may impose a

10% penalty tax if the Contract Owner is under age 59½ unless the Contract Owner has made an irrevocable election of distributions of substantially equal payments.

Nationwide reserves the right to stop establishing new Systematic Withdrawal programs.  Systematic Withdrawals are not available before the end of the 10 day free look period (see "Right to Examine and Cancel ").

Annuity Commencement Date

The Annuity Commencement Date is the date on which annuity payments are scheduled to begin.  The Contract Owner may change the Annuity Commencement Date before annuitization.  This change must be in writing and approved by Nationwide.

Annuitizing the Contract

Annuitization Date

The Annuitization Date is the date that annuity payments begin.  Annuity payments will not begin until the Contract Owner affirmatively elects to begin annuity payments.  The Annuitization Date will be the first day of a calendar month unless otherwise agreed.  The Annuitization Date must be at least 2 years after the contract is issued, but may not be later than either:

•	the age (or date) specified in your contract; or

•	the age (or date) specified by state law, where applicable.

If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first 2 years subject to Nationwide's approval.

The Internal Revenue Code may require that distributions be made prior to the Annuitization Dates specified above (see "Required Distributions" in "Appendix C: Contract Types and Tax Information").

Annuitization

Annuitization is the period during which annuity payments are received.  It is irrevocable once payments have begun.  Upon arrival of the Annuitization Date, the Annuitant must choose:

1)	an annuity payment option; and

2)	either a fixed payment annuity, variable payment annuity, or an available combination.

Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization.  Under a variable payment annuity, the amount of each payment will vary with the performance of the underlying mutual funds chosen by the Contract Owner.

Fixed Payment Annuity

A fixed payment annuity is an annuity where the amount of the annuity payments remains level.

The first payment under a fixed payment annuity is determined on the Annuitization Date based on the Annuitant's age (in accordance with the contract) by:

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1)	deducting applicable premium taxes from the total Contract Value; then

2)	applying the Contract Value amount specified by the Contract Owner to the fixed payment annuity table for the annuity payment option elected.

Subsequent payments will remain level unless the annuity payment option elected provides otherwise.  Nationwide does not credit discretionary interest during annuitization.

Variable Payment Annuity

A variable payment annuity is an annuity where the amount of the annuity payments will vary depending on the performance of the underlying mutual funds selected.  Variable annuity payments will vary depending on the performance of the underlying mutual funds selected.  The underlying mutual funds available during annuitization are those underlying mutual funds shown in the " Appendix A : Underlying Mutual Funds . "

A variable payment annuity may not be elected when exercising a Guaranteed Minimum Income Benefit option.

The first payment under a variable payment annuity is determined on the Annuitization Date based on the Annuitant's age (in accordance with the contract) by:

1)	deducting applicable premium taxes from the total Contract Value; then

2)	applying the Contract Value amount specified by the Contract Owner to the variable payment annuity table for the annuity payment option elected.

The dollar amount of the first payment is converted into a set number of Annuity Units that will represent each monthly payment.  This is done by dividing the dollar amount of the first payment by the value of an Annuity Unit as of the Annuitization Date.  This number of Annuity Units remains fixed during annuitization.

The second and subsequent payments are determined by multiplying the fixed number of Annuity Units by the Annuity Unit value for the Valuation Period in which the payment is due.  The amount of the second and subsequent payments will vary with the performance of the selected underlying mutual funds.  Nationwide guarantees that variations in mortality experience from assumptions used to calculate the first payment will not affect the dollar amount of the second and subsequent payments.

Value of an Annuity Unit

Annuity unit values for Sub-Accounts are determined by:

1)	multiplying the Annuity Unit value for the immediately preceding Valuation Period by the net investment factor for the subsequent Valuation Period (see "Determining the Contract Value"); and then

2)	multiplying the result from (1) by an interest factor to neutralize the assumed investment rate of 3.5% per year built into the purchase rate basis for variable payment annuities.

Assumed Investment Rate

An assumed investment rate is the percentage rate of return assumed to determine the amount of the first payment under a variable payment annuity.  Nationwide uses the assumed investment rate of 3.5% to calculate the first annuity payment and to calculate the investment performance of an underlying mutual fund in order to determine subsequent payments under a variable payment annuity.  An assumed investment rate is the percentage rate of return required to maintain level variable annuity payments.  Subsequent variable annuity payments may be more or less than the first payment based on whether actual investment performance of the underlying mutual funds is higher or lower than the assumed investment rate of 3.5%.

Exchanges among Underlying Mutual Funds

Exchanges among underlying mutual funds during annuitization must be requested in writing.  Exchanges will occur on each anniversary of the Annuitization Date.

Frequency and Amount of Annuity Payments

Payments are made based on the annuity payment option selected, unless:

•	the amount to be distributed is less than $5,000, in which case Nationwide may make one lump sum payment of the Contract Value; or

•
an annuity payment would be less than $100, in which case Nationwide can change the frequency of payments to intervals that will result in payments of at least $100.  Payments will be made at least annually.

Nationwide will send annuity payments no later than 7 days after each annuity payment date.

Guaranteed Minimum Income Benefit Options ("GMIBs")

GMIBs are only available for contracts issued prior to May 1, 2003, and must have been elected at the time of application.

A GMIB is a benefit which ensures the availability of a minimum amount when the Contract Owner wishes to annuitize the contract.  This minimum amount, referred to as the Guaranteed Annuitization Value, may be used at specified times to provide a guaranteed level of determinable lifetime annuity payments.  The GMIB may provide protection in the event of lower Contract Values that may result from the investment performance of the contract.

How the Guaranteed Annuitization Value is Determined

There are two options available at the time of application.  The Guaranteed Annuitization Value is determined differently based on which option the Contract Owner elects.

Calculation Under GMIB Option 1

The Guaranteed Annuitization Value is equal to (a) - (b), but will never be greater than 200% of all purchase payments, where:

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a)
is the sum of all purchase payments, plus interest accumulated at a compounded annual rate of 5% starting at the date of issue and ending on the contract anniversary occurring immediately prior to the Annuitant's 86th birthday;

b)
is the reduction to (a) due to surrenders made from the contract.  All such reductions will be proportionately the same as reductions to the Contract Value caused by surrenders.  For example, a surrender which reduces the Contract Value by 25% will also reduce the Guaranteed Annuitization Value by 25%.

Calculation Under GMIB Option 2

The Guaranteed Annuitization Value will be equal to the highest Contract Value on any contract anniversary occurring prior to the Annuitant's 86th birthday, less an adjustment for amounts surrendered, plus purchase payments received after that contract anniversary.

When the Guaranteed Annuitization Value May Be Used

The Contract Owner may use the Guaranteed Annuitization Value by annuitizing the contract during the 30-day period following any contract anniversary:

1)	after the contract has been in effect for 7 years; and

2)	the Annuitant has attained age 60.

Annuity Payment Options that May Be Used With the Guaranteed Annuitization Value

The Contract Owner may elect any life contingent Fixed Payment Annuity Option calculated using the guaranteed annuity purchase rates set forth in the contract.  Such Fixed Annuity Payment Options include:

•	Life Annuity;

•	Joint and Last Survivor Annuity; and

•	Life Annuity with 120 or 240 Monthly Payments Guaranteed.

Other GMIB Terms and Conditions

**PLEASE READ CAREFULLY**

The GMIB is only available for contracts issued prior to May 1, 2003, and must have been elected at the time of application.

Important Considerations to Keep in Mind Regarding the GMIB Options
While a GMIB does provide a Guaranteed Annuitization Value, A GMIB MAY NOT BE APPROPRIATE FOR ALL INVESTORS.

♦ A GMIB DOES NOT in any way guarantee the performance of any underlying mutual fund, or any other investment option available under the contract.

♦ Once elected, the GMIB is irrevocable, meaning that even if the investment performance of underlying mutual funds or other available investment options surpasses the minimum guarantees associated with the GMIB, the GMIB charges will still be assessed.

♦ The GMIB in no way restricts or limits the rights of Contract Owners to annuitize the contract at other times permitted under the contract, nor will it in any way restrict the right to annuitize the contract using Contract Values that may be higher than the Guaranteed Annuitization Value.

♦ Please take advantage of the guidance of a qualified financial adviseradvisor in evaluating the GMIB options, and all other aspects of the contract.

♦ GMIB may not be approved in all state jurisdictions.

Annuity Payment Options

Contract Owners must elect an annuity payment option before the Annuitization Date.  The annuity payment options are:

1)
Life Annuity - An annuity payable periodically, but at least annually, for the lifetime of the Annuitant.  Payments will end upon the Annuitant's death.  For example, if the Annuitant dies before the 2 nd   annuity payment date, the Annuitant will receive only 1 annuity payment.  The Annuitant will only receive 2 annuity payments if he or she dies before the 3 rd   annuity payment date, and so on.

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2)
Joint and Survivor Annuity - An annuity payable periodically, but at least annually, during the joint lifetimes of the Annuitant and a designated second individual.  If one of these parties dies, payments will continue for the lifetime of the survivor.  As is the case under Life Annuity, there is no guaranteed number of payments. Therefore, it is possible that if the Annuitant dies before the 2 nd annuity payment date, the Annuitant will receive only 1 annuity payment. No death benefit payment will be paid.

3)
Life Annuity with 120 or 240 Monthly Payments Guaranteed - An annuity payable monthly during the lifetime of the Annuitant.  If the Annuitant dies before all of the guaranteed payments have been made, payments will continue to the end of the guaranteed period and will be paid to a designee chosen by the Annuitant at the time the annuity payment option was elected.

The designee may elect to receive the present value of the remaining guaranteed payments in a lump sum.  The present value will be computed as of the date Nationwide receives the notice of the Annuitant's death.

If the Annuitant does not elect an annuity payment option, a variable payment life annuity with a guarantee period of 240 months will be assumed as the automatic form of payment upon annuitization.  Once elected or assumed, the annuity payment option may not be changed.

Not all of the annuity payment options may be available in all states.  Contract Owners may request other options before the Annuitization Date.  These options are subject to Nationwide's approval.

No distribution for Non-Qualified Contracts will be made until an annuity payment option has been elected.  IRAs and Tax Sheltered Annuities are subject to the "minimum distribution" requirements set forth in the plan, contract, and the Internal Revenue Code.

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Death Benefits

Upon Death

If death occurs before Annuitization:

If the deceased is the …	and …	and …	then the …
Contract Owner	The Contract Owner is not the Annuitant	There is a surviving joint owner	Surviving joint owner becomes the Contract Owner and no death benefit is paid.
Contract Owner	The Contract Owner is not the Annuitant	There is a contingent owner but no surviving joint owner	Contingent owner becomes the Contract Owner and no death benefit is paid.
Contract Owner	The Contract Owner is not the Annuitant	There is no surviving joint owner or surviving contingent owner	Estate of the last surviving Contract Owner becomes the new Contract Owner and no death benefit is paid.
Contract Owner	The Contract Owner is the Annuitant	There is a surviving joint owner	Death benefit is paid to the surviving joint owner.
Contract Owner	The Contract Owner is the Annuitant	There is no surviving joint owner	Death benefit is paid to the beneficiary.
Contract Owner	The Contract Owner is the Annuitant	There is no surviving joint owner and no surviving beneficiary	Death benefit is paid to the contingent beneficiary.
Contract Owner	The Contract Owner is the Annuitant	There is no surviving joint owner, no surviving beneficiary and no surviving contingent beneficiary	Death benefit is paid to the estate of the Contract Owner.
Annuitant	The Annuitant is not the Contract Owner	There is a surviving contingent annuitant	Surviving contingent annuitant becomes the Annuitant and no death benefit is paid.
Annuitant	The Annuitant is not the Contract Owner	There is no surviving contingent annuitant	Death benefit is paid to the beneficiary.
Annuitant	The Annuitant is not the Contract Owner	There is no surviving contingent annuitant, no surviving beneficiary	Death benefit is paid to contingent beneficiary.
Annuitant	The Annuitant is not the Contract Owner	There is no surviving contingent annuitant, no surviving beneficiary and no surviving contingent beneficiary	Death benefit is paid to the Contract Owner.
Annuitant	The Annuitant is not the Contract Owner	There is no surviving contingent annuitant, no surviving beneficiary, no surviving contingent beneficiary and no surviving Contract Owner	Death benefit is paid to the last surviving Contract Owner's estate.

If the Contract Owner and Annuitant are the same, and the Contract Owner/Annuitant dies before the Annuitization Date, then the contingent owner will not have any rights in the contract unless the contingent owner is also the beneficiary.

If more than one beneficiary survives the Annuitant, each beneficiary will share equally unless otherwise specified in the beneficiary designation on the contract application.  If more than one contingent beneficiary survives the Annuitant, each contingent beneficiary will share equally unless otherwise specified in the beneficiary designation on the contract application.

If the Contract Owner is a Charitable Remainder Trust and the Annuitant dies before the Annuitization Date, the death benefit will be paid to the Charitable Remainder Trust.  Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.

The beneficiary may elect to receive the death benefit:

1)	in a lump sum;

2)	as an annuity; or

3)	in any other manner permitted by law and approved by Nationwide.

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The beneficiary must notify Nationwide of this election within 60 days of the Annuitant's death.  If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum.

Distributions will be made pursuant to the "Required Distributions" provisions in " Appendix C : Contract Types and Tax Information . "

If death occurs after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.

Death Benefit Payment

Contract Owners may select an optional death benefit at the time of application (not all death benefit options may be available in all states).  If no optional death benefit is elected at the time of application, the death benefit will be the standard contractual death benefit.

The death benefit value is determined as of the date Nationwide receives:

1)	proper proof of the Annuitant's death;

2)	an election specifying the distribution method; and

3)	any state required form(s).

Contract Value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.  Nationwide will pay (or will begin to pay) the death benefit upon receiving proof of death and the instructions as to the payment of the death benefit.

If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the Contract Value will continue to be allocated according to the most recent allocation instructions until the first beneficiary provides Nationwide with instructions for payment of death benefit proceeds.

After the first beneficiary provides these instructions, the variable portion of the Contract Value for all beneficiaries will be allocated to the available money market Sub-Account until instructions are received from the beneficiary(ies) to allocate their Contract Value in another manner.  Any Contract Value allocated to the GTO will remain invested and will not be allocated to the available money market Sub-Account.

Standard Contractual Death Benefit

If the Annuitant dies before the Annuitization Date, the death benefit will be the greater of:

1)	the Contract Value; or

2)	the total of all purchase payments made to the contract, less an adjustment for amounts surrendered.

The adjustment for amounts surrendered will reduce item (2) above in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s).

One-Year Enhanced Death Benefit with Spousal Protection Option

Beginning January 2, 2001 (or a later date if state law requires), an applicant can elect the One-Year Enhanced Death Benefit with Spousal Protection Option.

If this option is elected and the Annuitant dies before the Annuitization Date, the death benefit will be the greatest of:

1)	the Contract Value;

2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

3)
the highest Contract Value on any contract anniversary before the Annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s).

This optional benefit includes a Spousal Protection Feature, discussed earlier in this prospectus.

One-Year Step Up Death Benefit Option

Until state approval is received for the One-Year Enhanced Death Benefit with Spousal Protection Option, an applicant can elect the One-Year Step Up Death Benefit Option.

If this option is elected and the Annuitant dies before the Annuitization Date, the death benefit will be the greatest of:

1)	the Contract Value;

2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

3)
the highest Contract Value on any contract anniversary before the Annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s).

This death benefit option may be elected along with the 5% Enhanced Death Benefit Option, in which case the death benefit will be the greater of the two benefits.

Greater of One-Year or 5% Enhanced Death Benefit and Spousal Protection Option

Beginning January 2, 2001 (or a later date if state law requires), an applicant can elect the Greater of One-Year or 5% Enhanced Death Benefit with Spousal Protection Option.

If this option is elected and the Annuitant dies before the Annuitization Date, the death benefit will be the greatest of:

1)	the Contract Value;

2)	the total of all purchase payments, less an adjustment for amounts surrendered;

3)
the highest Contract Value on any contract anniversary before the Annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary; or

4)	the 5% Interest Anniversary Value.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s).

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The 5% Interest Anniversary Value is equal to purchase payments minus amounts surrendered, accumulated at 5% compound interest until the last contract anniversary prior to the Annuitant's 86th birthday.  Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts surrendered.  The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce the 5% Interest Anniversary Value in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s).

This optional benefit includes a Spousal Protection Feature, discussed earlier in this prospectus.

5% Enhanced Death Benefit Option

Until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit with Spousal Protection Option, an applicant can elect the 5% Enhanced Death Benefit Option.

If this option is elected and the Annuitant dies before the Annuitization Date, the death benefit will be the greater of:

1)	the Contract Value; or

2)
the total of all purchase payments, less any amounts surrendered, accumulated at 5% simple interest from the date of each purchase payment or surrender to the most recent contract anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received since that contract anniversary.

The total accumulated amount will not exceed 200% of the net of purchase payments and amounts surrendered.  The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s).

This death benefit option may be elected along with the One-Year Step Up Death Benefit Option, in which case the death benefit will be the greater of the 2 benefits.

Statements and Reports

Nationwide will mail Contract Owners statements and reports.  Therefore, Contract Owners should promptly notify Nationwide of any address change.

These mailings will contain:

•	statements showing the contract's quarterly activity;

•
confirmation statements showing transactions that affect the contract's value.  Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs).  Instead, confirmation of recurring transactions will appear in the contract's quarterly statements; and

•	semi-annual and annual reports of allocated underlying mutual funds.

Contract Owners can receive information from Nationwide faster and reduce the amount of mail they receive by signing up for Nationwide's eDelivery program.  Nationwide will notify Contract Owners by email when important documents (statements, prospectuses and other documents) are ready for a Contract Owner to view, print, or download from Nationwide's secure server. To choose this option, go to www.nationwide.com/login.

Contract Owners should review statements and confirmations carefully.  All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract.  Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.

IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY HOLDER DOCUMENTS

When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements and semi-annual and annual reports are required to be mailed to multiple Contract Owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the Contract Owner(s).  Household delivery will continue for the life of the contracts.   A Contract Owner can revoke their consent to household delivery and reinstitute individual delivery by calling 1-866-223-0303 or by writing to the address on page 1 of this prospectus.  Nationwide will reinstitute individual delivery within 30 days after receiving such notification.

Legal Proceedings

Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, "the Company") was formed in November 1996.  NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base.  NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.

The Company is a subject to legal and regulatory proceedings in the ordinary course of its business. The Company's legal and regulatory matters include proceedings specific to the Company and other proceedings generally applicable to business practices in the industries in which the Company operates. The Company's litigation and regulatory matters are subject to many uncertainties, and given their complexity and scope, their outcomes cannot be predicted. Regulatory proceedings also could affect the outcome of one or more of the Company's litigations matters. Furthermore, it is often not possible to determine the ultimate outcomes of the pending regulatory investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty. Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs' claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and

33

equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. Management believes, however, that based on their currently known information, the ultimate outcome of all pending legal and regulatory matters is not likely to have a material adverse effect on the Company's consolidated financial position. Nonetheless, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that such outcomes could materially affect the Company's consolidated financial position or results of operations in a particular quarter or annual period.

The financial services industry has been the subject of increasing scrutiny on a broad range of issues by regulators and legislators. The Company and/or its affiliates have been contacted by, self reported or received subpoenas from state and federal regulatory agencies, including the Securities and Exchange Commission, and other governmental bodies, state securities law regulators and state attorneys general for information relating to, among other things, compensation, the allocation of compensation, revenue sharing and bidding arrangements, market-timing, anticompetitive activities, unsuitable sales or replacement practices, fee arrangements in retirement plans, and the use of side agreements and finite reinsurance agreements. The Company is cooperating with regulators in connection with these inquiries and will cooperate with Nationwide Mutual Insurance Company (NMIC) in responding to these inquiries to the extent that any inquiries encompass NMIC's operations.

A promotional and marketing arrangement associated with the Company's offering of a retirement plan product and related services in Alabama was investigated by the Alabama Attorney General, which assumed the investigation from the Alabama Securities Commission. On October 27, 2010, the State Attorney General announced a settlement agreement, subject to court approval, between the Company and the State of Alabama, the Alabama Department of Insurance, the Alabama Securities Commission, and the Alabama State Personnel Board. If the court approves the settlement agreement, the Company currently expects that the settlement will not have a material adverse impact on its consolidated financial position. It is not possible to predict what effect, if any, the settlement may have on the Company's retirement plan operations with respect to promotional and marketing arrangements in general in the future.

On September 10, 2009, Nationwide Retirement Solutions, Inc. (NRS) was named in a lawsuit filed in the Circuit Court for Montgomery County, Alabama entitled Twanna Brown, Individually and on behalf of all other persons in Alabama who are similarly situated, v Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc., Edwin "Mac" McArthur, Steve Walkley, Glenn Parker, Ulysses Lavender, Diana McLain, Randy Hebson, and Robert Wagstaff; and Unknown Defendants A-Z. On February 17, 2010, Brown filed an Amended Complaint alleging in Count One, that all the defendants were involved in a civil conspiracy and seeks to recover actual damages, forfeiture of all other payments and/or salaries to be the fruit of such other payments, punitive damages and costs and attorneys fees. In Count Two, although NRS is not named, it is alleged that the remaining defendants breached their fiduciary duties and seeks actual damages, forfeiture of all other payments and/or salaries to be the fruit of such other payments, punitive damages and costs and attorneys fees. In Count Three, although NRS is not named, the plaintiff seeks declaratory relief that the individual defendants breached their fiduciary duties, seeks injunctive relief permanently removing said defendants from their respective offices in the Alabama State Employees Association (ASEA) and PEBCO and costs and attorneys fees. In Count Four, it alleges that any money Nationwide paid belonged exclusively to ASEA for the use and benefit of its membership at large and not for the personal benefit of the individual defendants. Plaintiff seeks to recover actual damages from the individual defendants, forfeiture of all other payments and/or salaries to be the fruit of such other payments, punitive damages and costs and attorneys fees. On March 10, 2011, the plaintiff filed a Notice of Dismissal. The Company continues to defend this case vigorously.

On November 20, 2007, NRS and NLIC were named in a lawsuit filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin and Sandra H. Turner, and a class of similarly situated individuals v Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc. and Fictitious Defendants A to Z. On March 12, 2010, NRS and NLIC were named in a Second Amended Class Action Complaint filed in the Circuit Court of Jefferson County, Alabama entitled Steven E. Coker, Sandra H. Turner, David N. Lichtenstein and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc, Alabama State Employees Association, Inc., PEBCO, Inc. and Fictitious Defendants A to Z claiming to represent a class of all participants in the ASEA Plan, excluding members of the Deferred Compensation Committee, ASEA's directors, officers and board members, and PEBCO's directors, officers and board members. The class period is from November 20, 2001 to the date of trial. In the second amended class action complaint, the plaintiffs allege breach of fiduciary duty, wantonness and breach of contract. The second amended class action complaint seeks a disgorgement of amounts paid, compensatory damages and punitive damages, plus interest, attorneys' fees and costs and such other equitable and legal relief to which plaintiffs and class members may be entitled. On April 2, 2010, NRS and NLIC filed an answer. On June 4, 2010, the plaintiffs filed a motion for class certification. On July 8, 2010, the defendants filed their briefs in opposition to plaintiffs' motion for class certification. On October 17, 2010, Twanna Brown filed a motion to intervene in this case. On October 22, 2010, the parties to this action executed a stipulation of settlement that agrees to certify a class for settlement purposes only, that provides for payments to the settlement class, and that provides for releases, certain bar orders, and dismissal of the case, subject to the Circuit Courts' approval. After a hearing on November 5, 2010, on November 9, 2010, the Court denied Brown's motion to intervene. On November 13, 2010, the Court issued a Preliminary Approval Order and held a Settlement Fairness Hearing on January 26, 2011. On November 22, 2010, Brown filed a Notice of Appeal with the Supreme Court of Alabama, appealing the Preliminary Approval Order. On January 25, 2011, the Alabama Supreme Court dismissed the appeal. Class notices were sent out on November 24, 2010. On December 3, 2010, Brown filed a motion with the trial court to stay this case. On December 22, 2010, Brown filed with the Alabama

34

Supreme Court, a motion to stay all further Gwin trial court proceedings until Ms. Brown's appeal of the certification order is decided. On January 25, 2011, the Alabama Supreme Court denied Brown's motion to stay. On February 28, 2011, the Court entered its Order permitting ASEA/PEBCO to assert indemnification claims for attorneys' fees and costs, but barring them from asserting any other claims for indemnification. On March 3, 2011, ASEA and PEBCO filed a cross claim against NLIC and NRS seeking indemnification. On March 9, 2011, the Court severed the cross claim. NRS and NLIC continue to defend this case vigorously.

On July 11, 2007, NLIC was named in a lawsuit filed in the United States District Court for the Western District of Washington at Tacoma entitled Jerre Daniels-Hall and David Hamblen, Individually and on Behalf of All Others Similarly Situated v. National Education Association, NEA Member Benefits Corporation, Nationwide Life Insurance Company, Security Benefit Life Insurance Company, Security Benefit Group, Inc., Security Distributors, Inc., et al. The plaintiffs seek to represent a class of all current or former NEA members who participated in the NEA Valuebuilder 403(b) program at any time between January 1, 1991 and the present (and their heirs and/or beneficiaries). The plaintiffs allege that the defendants violated ERISA by failing to prudently and loyally manage plan assets, by failing to provide complete and accurate information, by engaging in prohibited transactions, and by breaching their fiduciary duties when they failed to prevent other fiduciaries from breaching their fiduciary duties. The complaint seeks to have the defendants restore all losses to the plan, restoration of plan assets and profits to participants, disgorgement of endorsement fees, disgorgement of service fee payments, disgorgement of excessive fees charged to plan participants, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys' fees. On May 23, 2008, the Court granted the defendants' motion to dismiss. On June 19, 2008, the plaintiffs filed a notice of appeal. On December 20, 2010, the 9th Circuit Court of Appeals affirmed the dismissal of this case and entered judgment. The plaintiffs did not file a writ of certiorari with the US Supreme Court. NLIC intends to continue to defend this case vigorously.

On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. In the plaintiffs' sixth amended complaint, filed November 18, 2009, they amended the list of named plaintiffs and claim to represent a class of qualified retirement plan trustees under ERISA that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys' fees. On November 6, 2009, the Court granted the plaintiff's motion for class certification and certified a class of "All trustees of all employee pension benefit plans covered by ERISA which had variable annuity contracts with NFS and NLIC or whose participants had individual variable annuity contracts with NFS and NLIC at any time from January 1, 1996, or the first date NFS and NLIC began receiving payments from mutual funds based on a percentage of assets invested in the funds by NFS and NLIC, whichever came first, to the date of November 6, 2009". On October 20, 2010, the Second Circuit Court of Appeals granted NLIC's 23(f) petition agreeing to hear an appeal of the District Court's order granting class certification. On October 21, 2010, the District Court dismissed NFS from the lawsuit. On October 27, 2010, the District Court stayed the underlying action pending a decision from the Second Circuit Court of Appeals. On March 2, 2011, the Company filed its brief in the 2nd Circuit Court of Appeals. NLIC continues to defend this lawsuit vigorously.

On May 14, 2010, NLIC was named in a lawsuit filed in the Western District of New York entitled Sandra L. Meidenbauer, on behalf of herself and all others similarly situated v. Nationwide Life Insurance Company . The plaintiff claims to represent a class of all individuals who purchased a variable life insurance policy from NLIC during an unspecified period. The complaint claims breach of contract, alleging that NLIC charged excessive monthly deductions and costs of insurance resulting in reduced policy values and, in some cases, premature lapsing of policies. The complaint seeks reimbursement of excessive charges, costs, interest, attorney's fees, and other relief. NLIC filed a motion to dismiss the complaint on July 23, 2010. NLIC filed a motion to disqualify the proposed class representative on August 27, 2010. Plaintiff filed a motion to amend the complaint on September 17, 2010, and NLIC filed an opposition to the motion to amend on November 2, 2010. Those motions have been fully briefed. NLIC continues to vigorously defend this case.

On October 22, 2010, NRS was named in a lawsuit filed in the United States District Court, Middle District of Florida, Orlando Division entitled Camille McCullough, and Melanie Monroe, Individually and on behalf of all others similarly situated v. National Association of Counties, NACo Research Foundation, NACo Financial Services Corp., NACo Financial Center, and Nationwide Retirement Solutions, Inc. The Plaintiffs' First Amended Class Action Complaint and Demand for Jury Trial was filed on February 18, 2011. If the Court determines that the Plan is governed by ERISA, then Plaintiffs seek to represent a class of "All natural persons in the United States who are currently employed or previously were employed at any point during the six years preceding the date Plaintiffs filed their Original Class Action Complaint, by a government entity that is or was a member of the National Association of Counties, and who participate or participated in the Section 457 Deferred Compensation Plan for Public Employees endorsed by the National Association of Counties and administered by Nationwide Retirement Solutions, Inc." If the Court determines that the Plan is not governed by ERISA, then the Plaintiffs seek to represent a class of "All natural persons in the United States who are currently employed or previously were employed at any point during the four years preceding the date Plaintiffs filed their Original Class Action Complaint, by a government entity that is or was a member of the National Association of Counties, and who participate or participated in a Section 457 Deferred Compensation Plan for Public Employees endorsed by the National Association of

35

Counties and administered by Nationwide Retirement Solutions, Inc." The First Amended Complaint alleges ERISA Violation, Breach of Fiduciary Duty - NACo, Aiding and Abetting Breach of Fiduciary Duty - Nationwide, Breach of Fiduciary Duty - Nationwide, and Aiding and Abetting Breach of Fiduciary Duty - NACo. The First Amended Complaint asks for actual damages, lost profits, lost opportunity costs, restitution, and/or other injunctive or other relief, including without limitation (a) ordering Nationwide and NACo to restore all plan losses, (b) ordering Nationwide to refund all fees associated with Nationwide's Plan to Plaintiffs and Class members, (c) ordering NACo and Nationwide to pay the expenses and losses incurred by Plaintiffs and/or any Class member as a proximate result of Defendants' breaches of fiduciary duty, (d) forcing NACo to forfeit the fees that NACo received from Nationwide for promoting and endorsing its Plan and disgorging all profits, benefits, and other compensation obtained by NACo from its wrongful conduct, and (e) awarding Plaintiff and Class members their reasonable and necessary attorney's fees and cost incurred in connection with this suit, punitive damages, and pre-judgment and post judgment interest, at the highest rates allowed by law, on the damages awarded. On March 21, 2011, the Company filed a motion to dismiss the plaintiffs' first amended complaint. The Company intends to defend this case vigorously.

On December 27, 2006, NLIC and NRS were named as defendants in a lawsuit filed in Circuit Court, Cole County Missouri entitled State of Missouri, Office of Administration, and Missouri State Employees Deferred Comp Plan v NLIC and NRS. The complaint seeks recovery for breach of contract and breach of the implied covenant of good faith and fair dealing against NLIC and NRS as well as a breach of fiduciary duty against NRS. The complaint seeks to recover the amount of the market value adjustment withheld by NLIC ($18,586,380), prejudgment interest, loss of investment income from ING due to Nationwide's assessment of the market value adjustment, and an accounting. On March 8, 2007 the Company filed a motion to remove this case from state court to federal court in Missouri. On March 20, 2007 the State filed a motion to remand to state court and to stay court order. On April 3, 2007 the case was remanded to state court. On June 25, 2007 the Companies filed an Answer. On October 16, 2009, the plaintiff filed a partial motion for summary judgment. On November 20, 2009, the Companies filed a response to the plaintiff's motion for summary judgment and also filed a motion for summary judgment on behalf of the Companies. On February 26, 2010, the court denied Missouri's partial motion for summary judgment and granted Nationwide's motion for summary judgment and dismissed the case. On March 8, 2011, the Missouri Court of Appeals reversed the granting of Nationwide's motion for summary judgment and directed the trial court to enter judgment in favor of the State and against Nationwide in the amount of $18,586,380, plus statutory interest at the rate of 9% per annum from June 2, 2006. On March 22, 2011, the Companies filed with the Missouri Court of Appeals, a motion for rehearing and an application for transfer to the Supreme Court of Missouri. The Companies intend to defend this case vigorously.

The general distributor, NISC, is not engaged in any litigation of any material nature.

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To learn more about this product, you should read the Statement of Additional Information (the "SAI") dated the same date as this prospectus.  For a free copy of the SAI and to request other information about this product please call our Service Center at 1-800-848-6331 (TDD 1-800-238-3035) or write to us at Nationwide Life Insurance Company, 5100 Rings Road, RR1-04-F4, Dublin, Ohio 43017-1522.

The SAI has been filed with the SEC and is incorporated by reference into this prospectus.  The SEC maintains an internet website (http://www.sec.gov) that contains the SAI and other information about us and the product.  Information about us and the product (including the SAI) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549.  Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.

Investment Company Act of 1940 Registration File No. 811-08241

Securities Act of 1933 Registration File No. 333-52579

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Appendix A: Underlying Mutual Funds

Below is a list of the available Sub-Accounts and information about the corresponding underlying mutual funds in which they invest.  The underlying mutual funds in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.  There is no guarantee that the investment objectives will be met.  Please refer to the prospectus for each underlying mutual fund for more detailed information.

Designations Key:
STTF:	The underlying mutual fund corresponding to this Sub-Account assesses (or reserves the right to assess) a short-term trading fee (see "Short-Term Trading Fees" earlier in the prospectus).
FF:
The underlying mutual fund corresponding to this Sub-Account primarily invests in other mutual funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an underlying mutual fund that does not invest in other mutual funds.  Please refer to the prospectus for this underlying mutual fund for more information.

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term total return using a strategy that seeks to protect against U.S. inflation.

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Capital growth by investing in common stocks. Income is a secondary objective.

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC; BlackRock International Limited
Investment Objective:	Seeks high total investment return.

Credit Suisse Trust - International Equity Flex III Portfolio
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2002
Investment Advisor:	Credit Suisse Asset Management, LLC
Investment Objective:	Capital appreciation.

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
Investment Advisor:	The Dreyfus Corporation
Sub-advisor:	Mellon Capital Management
Investment Objective:	To match performance of the S&P SmallCap 600 Index®.

Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	Capital growth with current income as a secondary goal.

Dreyfus Stock Index Fund, Inc.: Initial Shares
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	To match performance of the S&P 500.

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares
Investment Advisor:	The Dreyfus Corporation
Sub-advisor:	Fayez Sarofim & Co.
Investment Objective:	Long-term capital growth consistent with the preservation of capital.

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Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Federated Investment Management Company
Investment Objective:	Current income.

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class
Investment Advisor:	Strategic Advisers Inc. Boston MA
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class
Investment Advisor:	Strategic Advisers Inc. Boston MA
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class
Investment Advisor:	Strategic Advisers Inc. Boston MA
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company Boston, MA
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	Capital appreciation.
Designation: STTF

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company Boston, MA
Sub-advisor:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited

Investment Objective:	Reasonable income.

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company Boston, MA
Sub-advisor:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited

Investment Objective:	Capital appreciation.

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2007
Investment Advisor:	Fidelity Management & Research Company Boston, MA
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income while also considering growth of capital.

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R
Investment Advisor:	Fidelity Management & Research Company Boston, MA
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income while also considering growth of capital.
Designation: STTF

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Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company Boston, MA
Sub-advisor:	Fidelity Investments Money Management, Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income.

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company Boston, MA
Sub-advisor:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited

Investment Objective:	Long-term growth of capital.

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2002
Investment Advisor:	Fidelity Management & Research Company Boston, MA
Sub-advisor:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited

Investment Objective:	Long-term capital growth.

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R
Investment Advisor:	Fidelity Management & Research Company Boston, MA
Sub-advisor:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited

Investment Objective:	Long-term capital growth.
Designation: STTF

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Advisor:	Fidelity Management & Research Company Boston, MA
Sub-advisor:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited

Investment Objective:	Capital appreciation.

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Maximum income while maintaining prospects for capital appreciation.

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2
Investment Advisor:	Franklin Advisory Services, LLC
Investment Objective:	Long-term total return.

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2
Investment Advisor:	Franklin Templeton Services, LLC
Investment Objective:	Capital appreciation with income as a secondary goal.
Designation: FF

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Templeton Asset Management, Ltd.
Investment Objective:	Long-term capital appreciation.
Designation: STTF

40

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Advisor:	Templeton Investment Counsel, LLC
Investment Objective:	Long-term capital growth.
Designation: STTF

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	High current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.
Designation: STTF

Invesco - Invesco V.I. Capital Appreciation Fund: Series II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.

Invesco - Invesco V.I. Capital Development Fund: Series II
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	High total return over the long run.

Ivy Funds Variable Insurance Portfolios, Inc. - Balanced
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	Current income with a secondary goal of long-term capital appreciation.

Ivy Funds Variable Insurance Portfolios, Inc. - Bond
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	Reasonable return with emphasis on preservation of capital.

Ivy Funds Variable Insurance Portfolios, Inc. - Core Equity
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	Capital growth and income.

Ivy Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	Income and long term growth.

Ivy Funds Variable Insurance Portfolios, Inc. - Energy
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	To provide long-term capital appreciation.

Ivy Funds Variable Insurance Portfolios, Inc. - Global Bond
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	The fund seeks, as a primary objective, a high level of current income. As a secondary objective, the fund seeks capital growth when consistent with its primary objective.

Ivy Funds Variable Insurance Portfolios, Inc. - Global Natural Resources
Investment Advisor:	Waddell & Reed Investment Management Company
Sub-advisor:	Mackenzie Financial Corporation
Investment Objective:	Long-term growth.

Ivy Funds Variable Insurance Portfolios, Inc. - Growth
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	Capital growth with a secondary objective of current income.

Ivy Funds Variable Insurance Portfolios, Inc. - High Income
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	High level of current income and capital when consistent with its primary objective as a secondary objective.

41

Ivy Funds Variable Insurance Portfolios, Inc. - International Core Equity
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	Long-term capital growth.

Ivy Funds Variable Insurance Portfolios, Inc. - International Growth
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	Long-term capital appreciation and a secondary goal of current income.

Ivy Funds Variable Insurance Portfolios, Inc. - Limited-Term Bond
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	To fund seeks to provide a high level of current income consistent with preservation of capital.

Ivy Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth
Investment Advisor:	Waddell & Reed Investment Management Company
Sub-advisor:	Wall Street Associates
Investment Objective:	Long-term capital appreciation.

Ivy Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	To provide growth of your investment.

Ivy Funds Variable Insurance Portfolios, Inc. - Money Market
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	Maximum current income consistent with stability of principal.

Ivy Funds Variable Insurance Portfolios, Inc. - Real Estate Securities
Investment Advisor:	Waddell & Reed Investment Management Company
Sub-advisor:	Advantus Capital Management, Inc.
Investment Objective:	Total return through a combination of capital appreciation and current income.

Ivy Funds Variable Insurance Portfolios, Inc. - Science and Technology
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	Long-term capital growth.

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Growth
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	Capital growth.

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Value
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	Long-term accumulation of capital.

Ivy Funds Variable Insurance Portfolios, Inc. - Value
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	Long-term capital appreciation.

Janus Aspen Series - Forty Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.

Janus Aspen Series - Global Technology Portfolio: Service II Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Designation: STTF

Janus Aspen Series - Global Technology Portfolio: Service Shares
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2002
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.

Janus Aspen Series - Overseas Portfolio: Service II Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Designation: STTF

42

Janus Aspen Series - Overseas Portfolio: Service Shares
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2002
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1
Investment Advisor:	J.P. Morgan Investment Management Inc.
Investment Objective:	Capital appreciation with the secondary goal of achieving current income by investing primarily in equity securities.

MFS® Variable Insurance Trust - MFS Value Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.

MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	The fund’s investment objective is to seek capital appreciation. MFS normally invests the fund’s assets primarily in foreign equity securities, including emerging market equity securities.

Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class I (formerly, Nationwide Variable Insurance Trust - NVIT Growth Fund: Class I)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.
Investment Objective:	The Fund seeks long-term capital appreciation.

Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.
Investment Objective:	The Fund seeks capital appreciation, and secondarily current income.

Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The Fund seeks to provide high total return (including income and capital gains) consistent with the preservation of capital over the long term.

Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The Fund seeks to maximize an investors level of current income and preserve the investor's capital.

Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The Fund is designed for investors seeking capital appreciation through stocks.

Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The Fund is designed for investors seeking capital appreciation principally through investment in stocks.

Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The Fund seeks returns from both capital gains as well as income generated by dividends paid by stock issuers.

Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2005
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.

Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.
Designation: STTF

43

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Management LLC
Investment Objective:	The Fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Management LLC
Investment Objective:	The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the fund's financial criteria and social policy.

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Cardinal Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed income securities.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other Cardinal Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Cardinal Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Cardinal Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Cardinal Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of current income consistent with preserving capital.

Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Fixed Income LLC
Investment Objective:	The Fund seeks long-term total return consistent with reasonable risk.

44

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2002
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Baring International Investment Limited
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Baring International Investment Limited
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks as high level of income as is consistent with the preserving of capital.

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (formerly, Nationwide Variable Insurance Trust - Gartmore NVIT International Equity Fund: Class I)
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2002
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class III (formerly, Nationwide Variable Insurance Trust - Gartmore NVIT International Equity Fund: Class III)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the MSCI, Inc. Europe, Australasia and Far East Index (“MSCI EAFE»Index”) as closely as possible before the deduction of Fund expenses.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Balanced Fund seeks a high level of total return through investment in both equity and fixed-income securities.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:
The NVIT Investor Destinations Capital Appreciation Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other NVIT Investor Destinations Funds.

Designation: FF

45

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Conservative Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Investor Destinations Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderate Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:
The NVIT Investor Destinations Moderately Aggressive Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Investor Destinations Funds.

Designation: FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Conservative Fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.

Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity.

Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Logan Circle Partners, L.P.
Investment Objective:	The Fund seeks to provide above average total return over a market cycle of three to five years.

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class III
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc. and American Century Investment Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class III
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	AllianceBernstein L.P.; JPMorgan Investment Management, Inc.
Investment Objective:	The Fund seeks long-term capital appreciation.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Winslow Capital Management, Inc.; Neuberger Berman Management Inc. and Wells Capital Management, Inc.;
Investment Objective:	The fund seeks long-term capital growth.

46

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Goldman Sachs Asset Management, L.P.; Wellington Management Company, LLP; The Boston Company Asset Management, LLC
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2010
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Goldman Sachs Asset Management, L.P.; Wellington Management Company, LLP; The Boston Company Asset Management, LLC
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective April 24, 2009
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.; Neuberger Berman Management LLC; Wells Capital Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.; Neuberger Berman Management LLC; Wells Capital Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.; Columbia Management Investment Advisers, LLC; Thompson, Siegel & Walmsley LLC
Investment Objective:	The fund seeks long-term capital appreciation.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Waddell & Reed Investment Management Company; OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Aberdeen Asset Management, Inc.; Epoch Investment Partners, Inc.; J.P. Morgan Investment Management Inc.
Investment Objective:	The Fund seeks capital appreciation.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Aberdeen Asset Management, Inc.; Morgan Stanley Investment Management; Neuberger Berman Management, Inc.; Putnam Investment Management, LLC; and Waddell & Reed Investment Management Company
Investment Objective:	The Fund seeks capital appreciation.

Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Aberdeen Asset Management, Inc. and Diamond Hill Capital Management, Inc.
Investment Objective:	The Fund seeks total return through a flexible combination of capital appreciation and current income.

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Morgan Stanley Investment Management, Inc.
Investment Objective:	The Fund seeks current income and long-term capital appreciation.

Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to provide a high level of current income while preserving capital and minimizing fluctuations in share value.

47

Nationwide Variable Insurance Trust - NVIT Worldwide Leaders Fund: Class I (formerly, Nationwide Variable Insurance Trust - Gartmore NVIT Worldwide Leaders Fund: Class I)
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2003
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc.
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Worldwide Leaders Fund: Class III (formerly, Nationwide Variable Insurance Trust - Gartmore NVIT Worldwide Leaders Fund: Class III)
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2011
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Designation: STTF

Nationwide Variable Insurance Trust - Oppenheimer NVIT Large Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Templeton Investment Counsel, LLC
Investment Objective:	The Fund seeks to maximize total return consisting of capital appreciation and/or current income.
Designation: STTF

Nationwide Variable Insurance Trust - Van Kampen NVIT Comstock Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund’s investment objective is to seek capital growth and income through investments in equity securities, including common stocks, preferred stocks, and convertible securities.

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class
Investment Advisor:	Neuberger Berman Management LLC
Sub-advisor:	Neuberger Berman Fixed Income LLC
Investment Objective:	Highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal.

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Neuberger Berman Management LLC
Sub-advisor:	Neuberger Berman, LLC
Investment Objective:	Long-term capital growth.

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Neuberger Berman Management LLC
Sub-advisor:	Neuberger Berman, LLC
Investment Objective:	Long-term growth by investing primarily in securities of companies that meet financial criteria and social policy.

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:
Long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation  possibilities.

Designation: STTF

48

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2003
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:
Long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation possibilities.

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:	High level of current income.
Designation: STTF

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2007
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:	High level of current income.

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:	High total return which includes growth in the value of its shares as well as current income from equity and debt securities.

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares (formerly, Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares)
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation.

Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation.

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:
Seeks maximum total return consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to foreign (non-U.S.) countries, representing at least three foreign countries, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:
Seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II
Investment Advisor:	T. Rowe Price Investment Services
Investment Objective:	Long-term capital appreciation.

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	Above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities.

49

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	High total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.

Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Class R1
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2002
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.
Designation: STTF

Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Class R1
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.
Designation: STTF

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.

Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund
Investment Advisor:	Wells Fargo Funds Management, LLC
Sub-advisor:	Wells Capital Management Inc.
Investment Objective:	Long-term capital appreciation.

50

Appendix B: Condensed Financial Information (BOA)

The following tables list the Condensed Financial Information (the Accumulation Unit value information for Accumulation Units outstanding) for contracts with no optional benefits (the minimum Variable Account charge of 1.20%) and contracts with all optional benefits available on December 31, 2009 (the maximum Variable Account charge of 2.80%).  The term "Period" is defined as a complete calendar year, unless otherwise noted.  Those Periods with an asterisk (*) reflect Accumulation Unit information for a partial year only.  Should the Variable Account charges applicable to your contract fall between the maximum and minimum charges, AND you wish to see a copy of the Condensed Financial Information applicable to your contract, such information can be obtained in the Statement of Additional Information FREE OF CHARGE by:

calling:                 1-800-848-6331, TDD 1-800-238-3035
writing:                 Nationwide Life Insurance Company
5100 Rings Road, RR1-04-F4
Dublin, Ohio 43017-1522
checking
online at:              www.nationwide.com

No Optional Benefits Elected (Total 1.20%)
(Variable account charges of 1.20% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	8.744818	10.937267	25.07%	64,566	2010
	6.204371	8.744818	40.95%	41,149	2009
	10.000000	6.204371	-37.96%	41,999	2008*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	12.349734	12.826176	3.86%	674,489	2010
	11.341243	12.349734	8.89%	691,028	2009
	11.664298	11.341243	-2.77%	648,504	2008
	10.782991	11.664298	8.17%	617,795	2007
	10.743070	10.782991	0.37%	620,296	2006
	10.705893	10.743070	0.35%	1,006,447	2005
	10.240855	10.705893	4.54%	936,508	2004
	10.000000	10.240855	2.41%	243,075	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	11.729347	13.228101	12.78%	249,304	2010
	10.052611	11.729347	16.68%	329,607	2009
	15.554749	10.052611	-35.37%	410,167	2008
	15.755326	15.554749	-1.27%	523,547	2007
	13.618988	15.755326	15.69%	676,341	2006
	13.173845	13.618988	3.38%	796,076	2005
	11.800602	13.173845	11.64%	964,548	2004
	9.233496	11.800602	27.80%	1,046,056	2003
	11.591056	9.233496	-20.34%	1,224,719	2002
	12.802086	11.591056	-9.46%	1,377,248	2001

51

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
A merican Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	10.247605	12.074087	17.82%	152,033	2010
	7.981902	10.247605	28.39%	215,961	2009
	10.679075	7.981902	-25.26%	187,451	2008
	11.064576	10.679075	-3.48%	140,010	2007
	10.000000	11.064576	10.65%	65,234	2006*

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	12.080182	13.100288	8.44%	353,567	2010
	10.000000	12.080182	20.80%	230,448	2009*

Credit Suisse Trust - International Equity Flex III Portfolio - Q/NQ	10.102183	11.201853	10.89%	8,708	2010
	10.000000	10.102183	1.02%	3,494	2009*

D reyfus Investment Portfolio s - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	12.369464	15.377498	24.32%	127,096	2010
	10.013642	12.369464	23.53%	129,925	2009
	14.670723	10.013642	-31.74%	251,070	2008
	14.947780	14.670723	-1.85%	192,467	2007
	13.223234	14.947780	13.04%	246,690	2006
	12.480627	13.223234	5.95%	272,374	2005
	10.364013	12.480627	20.42%	388,384	2004
	7.613403	10.364013	36.13%	373,575	2003
	10.000000	7.613403	-23.87%	78,616	2002*

Dr eyfus Socially Responsible Growth Fund Inc.: Initial Shares - Q/NQ	10.182340	11.550728	13.44%	93,249	2010
	7.705099	10.182340	32.15%	103,891	2009
	11.892933	7.705099	-35.21%	127,095	2008
	11.168633	11.892933	6.49%	179,811	2007
	10.351504	11.168633	7.89%	228,859	2006
	10.111287	10.351504	2.38%	299,218	2005
	9.635655	10.111287	4.94%	479,568	2004
	7.739942	9.635655	24.49%	517,520	2003
	11.025487	7.739942	-29.80%	597,585	2002
	14.414394	11.025487	-23.51%	770,125	2001

52

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Dreyfus S tock Index F und, Inc.: Initial Shares - Q/NQ	11.595206	13.156042	13.46%	2,215,924	2010
	9.289668	11.595206	24.82%	2,248,660	2009
	14.958510	9.289668	-37.90%	2,565,023	2008
	14.385200	14.958510	3.99%	3,073,234	2007
	12.605780	14.385200	14.12%	3,437,429	2006
	12.186711	12.605780	3.44%	3,986,409	2005
	11.148445	12.186711	9.31%	4,780,486	2004
	8.790442	11.148445	26.82%	5,185,679	2003
	11.460136	8.790442	-23.30%	5,523,412	2002
	13.209188	11.460136	-13.24%	6,231,637	2001

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	12.797113	14.580318	13.93%	272,659	2010
	10.568422	12.797113	21.09%	282,514	2009
	15.183971	10.568422	-30.40%	341,135	2008
	14.346155	15.183971	5.84%	321,599	2007
	12.465876	14.346155	15.08%	454,697	2006
	12.087664	12.465876	3.13%	577,065	2005
	11.646776	12.087664	3.79%	707,308	2004
	9.728623	11.646776	19.72%	906,739	2003
	11.823034	9.728623	-17.71%	767,694	2002
	13.195948	11.823034	-10.40%	803,464	2001

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	15.232405	16.329532	7.20%	686,775	2010
	12.801405	15.232405	18.99%	810,910	2009
	13.975403	12.801405	-8.40%	999,169	2008
	13.423384	13.975403	4.11%	1,148,323	2007
	13.044103	13.423384	2.91%	1,339,470	2006
	13.033001	13.044103	0.09%	1,880,752	2005
	12.730457	13.033001	2.38%	2,165,089	2004
	12.313044	12.730457	3.39%	2,970,535	2003
	11.401464	12.313040	8.00%	3,228,418	2002
	10.684388	11.401464	6.71%	2,254,148	2001

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom 2010 Portfolio: Service Class - Q/NQ	10.252378	11.419590	11.38%	98,268	2010
	8.358168	10.252378	22.66%	69,888	2009
	11.291189	8.358168	-25.98%	85,647	2008
	10.519576	11.291189	7.34%	26,270	2007
	10.000000	10.519576	5.20%	8,455	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom 2020 Portfolio: Service Class - Q/NQ	9.702572	10.978165	13.15%	30,486	2010
	7.625956	9.702572	27.23%	18,789	2009
	11.471058	7.625956	-33.52%	13,124	2008
	10.539579	11.471058	8.84%	59,957	2007
	10.000000	10.539579	5.40%	0	2006*

53

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom 2030 Portfolio: Service Class - Q/NQ	9.214958	10.561122	14.61%	5,848	2010
	7.097840	9.214958	29.83%	4,391	2009
	11.601646	7.097840	-38.82%	8,069	2008
	10.559747	11.601646	9.87%	12,684	2007
	10.000000	10.559747	5.60%	3,229	2006*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	8.867305	10.439308	17.73%	225,740	2010
	6.081720	8.867305	45.80%	280,753	2009
	13.500848	6.081720	-54.95%	218,128	2008
	9.383035	13.500848	43.89%	277,389	2007
	10.000000	9.383035	-6.17%	62,767	2006*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	13.092259	14.886926	13.71%	1,114,441	2010
	10.190835	13.092259	28.47%	1,307,220	2009
	18.002932	10.190835	-43.39%	1,579,722	2008
	17.968073	18.002932	0.19%	2,065,849	2007
	15.144659	17.968073	18.64%	2,600,880	2006
	14.493567	15.144659	4.49%	3,129,168	2005
	13.170455	14.493567	10.05%	3,750,760	2004
	10.236736	13.170455	28.66%	4,198,863	2003
	12.483021	10.236736	-17.99%	3,759,981	2002
	13.313013	12.483021	-6.23%	3,313,379	2001

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	10.600829	12.993343	22.57%	824,683	2010
	8.372807	10.600829	26.61%	987,979	2009
	16.060924	8.372807	-47.87%	1,232,076	2008
	12.813873	16.060924	25.34%	1,563,356	2007
	12.151083	12.813873	5.45%	1,749,896	2006
	11.638000	12.151083	4.41%	2,222,758	2005
	11.407069	11.638000	2.02%	2,985,658	2004
	8.695091	11.407069	31.19%	3,893,831	2003
	12.608518	8.695091	-31.04%	4,193,087	2002
	15.512519	12.608518	-18.72%	5,367,579	2001

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	12.165048	13.676299	12.42%	291,939	2010
	8.563916	12.165048	42.05%	373,506	2009
	11.567096	8.563916	-25.96%	432,182	2008
	11.405362	11.567096	1.42%	607,521	2007
	10.382924	11.405362	9.85%	1,486,098	2006
	10.250064	10.382924	1.30%	2,014,138	2005
	9.477262	10.250064	8.15%	2,623,468	2004
	7.554754	9.477262	25.45%	4,691,548	2003
	7.379494	7.554754	2.37%	2,584,236	2002
	8.478210	7.379494	-12.96%	1,809,746	2001

54

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ	10.335924	11.607104	12.30%	2,499,693	2010
	7.268321	10.335924	42.21%	498,535	2009
	9.806038	7.268321	-25.88%	524,743	2008
	10.000000	9.806038	-1.94%	222,668	2007*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	12.199820	12.979067	6.39%	726,082	2010
	10.674834	12.199820	14.29%	818,555	2009
	11.178437	10.674834	-4.51%	519,198	2008
	10.857668	11.178437	2.95%	350,720	2007
	10.536126	10.857668	3.05%	315,622	2006
	10.446445	10.536126	0.86%	277,105	2005
	10.135570	10.446445	3.07%	260,114	2004
	10.000000	10.135570	1.36%	127,064	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	9.303679	11.830540	27.16%	322,728	2010
	6.725459	9.303679	38.34%	284,251	2009
	11.253265	6.725459	-40.24%	262,245	2008
	9.863182	11.253265	14.09%	327,147	2007
	10.000000	9.863182	-1.37%	249,682	2006*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	13.555045	15.132512	11.64%	153,129	2010
	10.850910	13.555045	24.92%	179,400	2009
	19.565247	10.850910	-44.54%	207,920	2008
	16.896770	19.565247	15.79%	255,347	2007
	14.499246	16.896770	16.54%	295,835	2006
	12.334722	14.499246	17.55%	364,353	2005
	11.000744	12.334722	12.13%	414,556	2004
	7.775040	11.000744	41.49%	502,898	2003
	9.879361	7.775040	-21.30%	658,946	2002
	12.702222	9.879361	-22.22%	1,245,153	2001

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	13.489945	15.062151	11.65%	208,501	2010
	10.794322	13.489945	24.97%	282,336	2009
	19.467718	10.794322	-44.55%	339,682	2008
	16.809880	19.467718	15.81%	427,602	2007
	14.424335	16.809880	16.54%	483,381	2006
	12.275838	14.424335	17.50%	630,854	2005
	10.947388	12.275838	12.13%	685,014	2004
	7.734738	10.947388	41.54%	553,471	2003
	10.000000	7.734738	-22.65%	267,256	2002*

55

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	11.906264	14.875465	24.94%	40,781	2010
	7.656370	11.906264	55.51%	54,009	2009
	15.872344	7.656370	-51.76%	51,592	2008
	15.214228	15.872344	4.33%	90,482	2007
	13.252038	15.214228	14.81%	117,172	2006
	13.078442	13.252038	1.33%	237,304	2005
	11.612918	13.078442	12.62%	222,842	2004
	7.448995	11.612918	55.90%	354,501	2003
	10.000000	7.448995	-25.51%	104,063	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.619457	11.821730	11.32%	668,605	2010
	7.926819	10.619457	33.97%	533,630	2009
	11.405666	7.926819	-30.50%	599,687	2008
	11.126930	11.405666	2.51%	682,436	2007
	10.000000	11.126930	11.27%	379,194	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	8.277889	10.486815	26.68%	149,004	2010
	6.487052	8.277889	27.61%	154,238	2009
	9.802409	6.487052	-33.82%	245,245	2008
	10.164026	9.802409	-3.56%	140,280	2007
	10.000000	10.164026	1.64%	123,976	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	8.496860	9.255758	8.93%	30,871	2010
	6.602655	8.496860	28.69%	6,713	2009
	10.000000	6.602655	-33.97%	30,465	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	10.826778	12.570352	16.10%	151,576	2010
	6.347673	10.826778	70.56%	99,801	2009
	13.575240	6.347673	-53.24%	72,523	2008
	10.676971	13.575240	27.15%	109,119	2007
	10.000000	10.676971	6.77%	58,096	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	9.892389	10.595408	7.11%	48,099	2010
	7.297905	9.892389	35.55%	66,494	2009
	12.392141	7.297905	-41.11%	104,479	2008
	10.865204	12.392141	14.05%	100,081	2007
	10.000000	10.865204	8.65%	11,057	2006*

56

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	14.113920	15.949762	13.01%	421,449	2010
	12.036200	14.113920	17.26%	399,267	2009
	11.470459	12.036200	4.93%	335,052	2008
	10.456863	11.470459	9.69%	307,898	2007
	10.000000	10.456863	4.57%	126,814	2006*

Invesco Funds - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	7.377654	8.397536	13.82%	4,142	2010
	6.185696	7.377654	19.27%	4,142	2009
	10.912533	6.185696	-43.32%	3,873	2008
	9.885895	10.912533	10.38%	4,327	2007
	10.000000	9.885895	-1.14%	2,237	2006*

Invesco Funds - Invesco V.I. Capital Development Fund: Series II - Q/NQ	8.073745	9.450422	17.05%	13,650	2010
	5.755196	8.073745	40.29%	81,901	2009
	11.017691	5.755196	-47.76%	34,976	2008
	10.088107	11.017691	9.21%	41,123	2007
	10.000000	10.088107	0.88%	32,082	2006*

Ivy Funds Variable Asset Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	21.835756	23.445457	7.37%	110,117	2010
	17.674192	21.835756	23.55%	73,910	2009*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	9.292757	9.776182	5.20%	644,835	2010
	6.441522	9.292757	44.26%	782,979	2009
	11.707458	6.441522	-44.98%	868,601	2008
	8.673028	11.707458	34.99%	875,530	2007
	8.044709	8.673028	7.81%	954,051	2006
	7.233815	8.044709	11.21%	1,249,001	2005
	6.206483	7.233815	16.55%	1,553,666	2004
	5.224689	6.206483	18.79%	1,959,393	2003
	6.290120	5.224689	-16.94%	2,427,101	2002
	8.145127	6.290120	-22.72%	3,326,994	2001

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	12.478522	15.351577	23.02%	40,093	2010
	8.039786	12.478522	55.21%	55,850	2009
	14.504483	8.039786	-44.57%	52,344	2008
	12.058365	14.504483	20.29%	56,771	2007
	11.306670	12.058365	6.65%	54,908	2006
	10.279283	11.306670	9.99%	60,349	2005
	10.317923	10.279283	-0.37%	122,486	2004
	7.097740	10.317923	45.37%	101,800	2003
	10.000000	7.097740	-29.02%	64,729	2002*

57

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	4.097605	5.036169	22.91%	141,750	2010
	2.643381	4.097605	55.01%	253,456	2009
	4.775364	2.643381	-44.65%	287,640	2008
	3.971844	4.775364	20.23%	348,257	2007
	3.728118	3.971844	6.54%	436,999	2006
	3.382577	3.728118	10.22%	559,788	2005
	3.404379	3.382577	-0.64%	736,437	2004
	2.352398	3.404379	44.72%	981,046	2003
	4.030994	2.352398	-41.64%	1,284,653	2002
	6.509446	4.030994	-38.07%	3,050,682	2001

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	24.131758	29.810212	23.53%	344,403	2010
	13.639607	24.131758	76.92%	395,583	2009
	28.888141	13.639607	-52.78%	352,891	2008
	22.831314	28.888141	26.53%	437,663	2007
	15.752110	22.831314	44.94%	438,386	2006
	12.076286	15.752110	30.44%	292,581	2005
	10.296399	12.076286	17.29%	275,571	2004
	7.745526	10.296399	32.93%	299,904	2003
	10.000000	7.745526	-22.54%	270,052	2002*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	14.113259	17.432478	23.52%	319,689	2010
	7.977040	14.113259	76.92%	383,247	2009
	16.901767	7.977040	-52.80%	429,222	2008
	13.363752	16.901767	26.47%	595,755	2007
	9.224320	13.363752	44.88%	760,515	2006
	7.075935	9.224320	30.36%	935,163	2005
	6.034263	7.075935	17.26%	1,112,031	2004
	4.539769	6.034263	32.92%	1,464,289	2003
	6.189198	4.539769	-26.65%	1,958,619	2002
	8.181886	6.189198	-24.35%	3,768,139	2001

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ	11.865912	14.473302	21.97%	105,570	2010
	9.479322	11.865912	25.18%	103,134	2009

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	9.461369	10.396378	9.88%	385,350	2010
	7.820481	9.461369	20.98%	434,295	2009
	11.769084	7.820481	-33.55%	440,579	2008
	11.072036	11.769084	6.30%	329,513	2007
	10.000000	11.072036	10.72%	260,416	2006*

58

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class - Q/NQ	10.000000	10.756923	7.57%	3,212	2010

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	10.204416	10.614801	4.02%	522,553	2010
	9.113768	10.204416	11.97%	517,015	2009
	10.655363	9.113768	-14.47%	474,409	2008
	10.294293	10.655363	3.51%	985,053	2007
	9.998849	10.294293	2.95%	1,137,130	2006
	9.975981	9.998849	0.23%	777,745	2005
	10.019076	9.975981	-0.43%	771,596	2004
	10.000000	10.019076	0.19%	388,918	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	7.014399	8.289379	18.18%	5,957	2010
	5.783597	7.014399	21.28%	35,882	2009
	9.671730	5.783597	-40.20%	12,242	2008
	9.739699	9.671730	-0.70%	1,834	2007
	10.000000	9.739699	-2.60%	1,778	2006*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	11.062852	13.428283	21.38%	184,785	2010
	8.519760	11.062852	29.85%	23,859	2009
	14.240089	8.519760	-40.17%	23,062	2008
	13.394228	14.240089	6.32%	96,060	2007
	11.922729	13.394228	12.34%	37,665	2006
	11.292761	11.922729	5.58%	24,380	2005
	10.000000	11.292761	12.93%	10,161	2004*

NVIT American Century NVIT Growth Fund: Class I - Q/NQ	6.760382	7.964907	17.82%	112,190	2010
	5.126544	6.760382	31.87%	90,456	2009
	8.465669	5.126544	-39.44%	89,488	2008
	7.168076	8.465669	18.10%	132,531	2007
	6.833425	7.168076	4.90%	148,574	2006
	6.494037	6.833425	5.23%	194,065	2005
	6.077202	6.494037	6.86%	239,555	2004
	4.633836	6.077202	31.15%	318,595	2003
	6.580071	4.633836	-29.58%	423,119	2002
	9.268169	6.580071	-29.00%	593,660	2001

NVIT American Century NVIT Multi Cap Value Fund: Class I - Q/NQ	12.463678	13.972200	12.10%	889,671	2010
	10.000000	12.463678	24.64%	7,237	2009*

59

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	9.290525	10.282176	10.67%	323,034	2010
	7.619334	9.290525	21.93%	374,691	2009
	10.981885	7.619334	-30.62%	425,422	2008
	10.472825	10.981885	4.86%	499,797	2007
	10.000000	10.472825	4.73%	205,647	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.494946	10.990144	4.72%	526,644	2010
	9.471637	10.494946	10.80%	608,123	2009
	10.636755	9.471637	-10.95%	657,340	2008
	10.454871	10.636755	1.74%	776,207	2007
	10.000000	10.454871	4.55%	144,229	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.307303	11.334491	9.97%	227,957	2010
	7.367390	10.307303	39.90%	266,221	2009
	12.152287	7.367390	-39.37%	262,267	2008
	10.755666	12.152287	12.98%	256,462	2007
	10.000000	10.755666	7.56%	225,261	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	8.589921	10.030959	16.78%	401,681	2010
	6.264678	8.589921	37.12%	418,260	2009
	11.366340	6.264678	-44.88%	301,663	2008
	10.281776	11.366340	10.55%	303,225	2007
	10.000000	10.281776	2.82%	160,013	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	7.753245	8.500979	9.64%	147,236	2010
	6.004590	7.753245	29.12%	136,515	2009
	9.812784	6.004590	-38.81%	131,095	2008
	10.000000	9.812784	-1.87%	85,350	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	15.559975	17.395585	11.80%	138,725	2010
	10.787009	15.559975	44.25%	173,402	2009
	15.161801	10.787009	-28.85%	224,912	2008
	14.880516	15.161801	1.89%	269,821	2007
	13.616913	14.880516	9.28%	378,655	2006
	13.461410	13.616913	1.16%	604,478	2005
	12.375393	13.461410	8.78%	2,177,370	2004
	10.244088	12.375393	20.81%	2,237,026	2003
	10.044539	10.244088	1.99%	1,894,472	2002
	9.755865	10.044539	2.96%	1,162,748	2001

60

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.940929	13.350303	11.80%	212,703	2010
	8.273481	11.940929	44.33%	2,122,928	2009
	11.646442	8.273481	-28.96%	2,037,747	2008
	11.426670	11.646442	1.92%	250,132	2007
	10.456788	11.426670	9.28%	1,610,469	2006
	10.000000	10.456788	4.57%	1,261,068	2005*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ	7.768792	8.873553	14.22%	650,284	2010
	5.140642	7.768792	51.12%	818,512	2009
	10.000000	5.140642	-48.59%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	7.964638	9.724722	22.10%	8,031	2010
	6.128718	7.964638	29.96%	0	2009
	10.000000	6.128718	-38.71%	7,013	2008*

NVIT NVIT Cardinal (SM) Aggressive Fund: Class II - Q/NQ	8.120150	9.222635	13.58%	1,841	2010
	6.361474	8.120150	27.65%	0	2009
	10.000000	6.361474	-36.39%	69,926	2008*

NVIT NVIT Cardinal (SM) Balanced Fund: Class II - Q/NQ	9.381701	10.233697	9.08%	100,840	2010
	7.924860	9.381701	18.38%	114,196	2009
	10.000000	7.924860	-20.75%	136,399	2008*

NVIT NVIT Cardinal (SM) Capital Appreciation Fund: Class II - Q/NQ	8.835230	9.810720	11.04%	44,654	2010
	7.202203	8.835230	22.67%	28,166	2009
	10.000000	7.202203	-27.98%	34,678	2008*

NVIT NVIT Cardinal (SM) Conservative Fund: Class II - Q/NQ	10.134560	10.693892	5.52%	184,671	2010
	9.075933	10.134560	11.66%	184,192	2009
	10.000000	9.075933	-9.24%	4,854	2008*

NVIT NVIT Cardinal (SM) Moderate Fund: Class II - Q/NQ	9.108906	10.022954	10.03%	311,181	2010
	7.560267	9.108906	20.48%	262,786	2009
	10.000000	7.560267	-24.40%	182,549	2008*

NVIT NVIT Cardinal (SM) Moderately Aggressive Fund: Class II - Q/NQ	8.552690	9.574904	11.95%	98,727	2010
	6.838895	8.552690	25.06%	61,368	2009
	10.000000	6.838895	-31.61%	128,487	2008*

61

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
NVIT NVIT Cardinal (SM) Moderately Conservative Fund: Class II - Q/NQ	9.656186	10.402177	7.73%	106,283	2010
	8.305104	9.656186	16.27%	106,046	2009
	10.000000	8.305104	-16.95%	46,092	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	10.603308	11.215326	5.77%	82,463	2010
	9.865476	10.603308	7.48%	15,758	2009
	10.000000	9.865476	-1.35%	1,740	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	11.330708	12.103098	6.82%	32,378	2010
	9.849433	11.330708	15.04%	24,793	2009
	10.000000	9.849433	-1.51%	2,795	2008*

NVIT NVIT Emerging Markets Fund: Class I - Q/NQ	22.758326	26.122563	14.78%	211	2010
	14.104539	22.758326	61.35%	984	2009
	33.799667	14.104539	-58.27%	1,520	2008
	23.500696	33.799667	43.82%	1,625	2007
	17.397252	23.500696	35.08%	1,696	2006
	13.275190	17.397252	31.05%	3,451	2005
	11.128016	13.275190	19.30%	3,698	2004
	6.815122	11.128016	63.28%	8,385	2003
	8.137235	6.815122	-16.25%	12,050	2002
	8.686950	8.137235	-6.33%	102,549	2001

NVIT NVIT Emerging Markets Fund: Class III - Q/NQ	25.048732	28.761189	14.82%	110,909	2010
	15.507825	25.048732	61.52%	158,006	2009
	37.222183	15.507825	-58.34%	175,724	2008
	25.885813	37.222183	43.79%	242,912	2007
	19.173227	25.885813	35.01%	238,201	2006
	14.628417	19.173227	31.07%	284,159	2005
	12.261030	14.628417	19.31%	195,935	2004
	7.511024	12.261030	63.24%	187,507	2003
	10.000000	7.511024	-24.89%	46,964	2002*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	15.527093	16.074348	3.52%	921,973	2010
	15.304243	15.527093	1.46%	1,067,808	2009
	14.380053	15.304243	6.43%	1,587,917	2008
	13.583305	14.380053	5.87%	1,674,663	2007
	13.303332	13.583305	2.10%	1,905,194	2006
	13.038934	13.303332	2.03%	2,169,251	2005
	12.780385	13.038934	2.02%	2,564,169	2004
	12.681945	12.780385	0.78%	3,639,856	2003
	11.565612	12.681945	9.65%	5,225,533	2002
	10.914977	11.565612	5.96%	3,831,848	2001

62

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
NVIT NVIT International Equity Fund: Class I - Q/NQ	10.687119	11.962338	11.93%	1,147	2010
	8.338511	10.687119	28.17%	1,147	2009
	15.645882	8.338511	-46.70%	1,147	2008
	12.455693	15.645882	25.61%	1,411	2007

NVIT NVIT International Equity Fund: Class III - Q/NQ	17.019966	19.047309	11.91%	155,032	2010
	13.284846	17.019966	28.12%	159,812	2009
	24.919078	13.284846	-46.69%	256,494	2008
	19.837629	24.919078	25.62%	330,985	2007
	15.101683	19.837629	31.36%	171,997	2006
	11.741561	15.101683	28.62%	98,805	2005
	10.392529	11.741561	12.98%	59,954	2004
	7.772433	10.392529	33.71%	38,163	2003
	6.500996	7.772433	-22.28%	20,076	2002
	9.222891	6.500996	-29.51%	24,662	2001

NVIT NVIT International Index Fund: Class VIII - Q/NQ	8.396757	8.909825	6.11%	15,666	2010
	6.608175	8.396757	27.07%	15,649	2009
	11.752968	6.608175	-43.77%	11,260	2008
	10.875421	11.752968	8.07%	20,174	2007
	10.000000	10.875421	8.75%	5,777	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	12.223295	13.843384	13.25%	122,644	2010
	9.725789	12.223295	25.68%	143,175	2009
	15.586769	9.725789	-37.60%	172,321	2008
	14.889933	15.586769	4.68%	116,748	2007
	12.895102	14.889933	15.47%	216,197	2006
	12.092189	12.895102	6.64%	216,428	2005
	10.733522	12.092189	12.66%	134,449	2004
	8.238400	10.733522	30.29%	79,734	2003
	10.000000	8.238400	-17.62%	30,145	2002*

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	11.546847	12.527985	8.50%	2,580	2010
	10.000000	11.546847	15.47%	2,580	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	12.106579	13.400366	10.69%	0	2010
	10.000000	12.106579	21.07%	0	2009*

63

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	12.219414	12.784205	4.62%	360,850	2010
	11.337840	12.219414	7.78%	422,236	2009
	12.211001	11.337840	-7.15%	338,577	2008
	11.728967	12.211001	4.11%	308,249	2007
	11.181789	11.728967	4.89%	408,314	2006
	10.954966	11.181789	2.07%	502,674	2005
	10.595099	10.954966	3.40%	618,704	2004
	9.938018	10.595099	6.61%	634,001	2003
	10.000000	9.938018	-0.62%	304,523	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	12.386263	13.573262	9.58%	890,230	2010
	10.523064	12.386263	17.71%	1,029,148	2009
	13.867663	10.523064	-24.12%	864,011	2008
	13.285144	13.867663	4.38%	899,262	2007
	12.075166	13.285144	10.02%	1,127,049	2006
	11.601416	12.075166	4.08%	1,226,568	2005
	10.720050	11.601416	8.22%	1,211,494	2004
	9.037949	10.720050	18.61%	924,996	2003
	10.000000	9.037949	-9.62%	792,009	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	12.451067	13.880562	11.48%	330,164	2010
	10.131069	12.451067	22.90%	352,068	2009
	14.945964	10.131069	-32.22%	409,812	2008
	14.251945	14.945964	4.87%	528,523	2007
	12.593401	14.251945	13.17%	513,363	2006
	11.904051	12.593401	5.79%	594,687	2005
	10.748772	11.904051	10.75%	449,390	2004
	8.590418	10.748772	25.13%	358,022	2003
	10.000000	8.590418	-14.10%	218,737	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.460165	13.359130	7.21%	263,444	2010
	11.008504	12.460165	13.19%	350,449	2009
	13.115336	11.008504	-16.06%	430,796	2008
	12.540694	13.115336	4.58%	500,257	2007
	11.706575	12.540694	7.13%	549,827	2006
	11.339678	11.706575	3.24%	687,783	2005
	10.710627	11.339678	5.87%	716,716	2004
	9.534557	10.710627	12.33%	647,159	2003
	10.000000	9.534557	-4.65%	373,572	2002*

64

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	22.424067	27.960209	24.69%	268,793	2010
	16.596330	22.424067	35.11%	301,649	2009
	26.438587	16.596330	-37.23%	394,750	2008
	24.880577	26.438587	6.26%	415,506	2007
	22.915733	24.880577	8.57%	674,837	2006
	20.689986	22.915733	10.76%	790,374	2005
	18.094597	20.689986	14.34%	875,991	2004
	13.601153	18.094597	33.04%	952,793	2003
	16.253946	13.601153	-16.32%	847,029	2002
	16.670157	16.253646	-2.50%	774,456	2001

NVIT NVIT Money Market Fund: Class I - Q/NQ	12.038832	11.894382	-1.20%	1,799,778	2010
	12.179942	12.038832	-1.16%	2,397,928	2009
	12.079795	12.179942	0.83%	4,218,312	2008
	11.668105	12.079795	3.53%	4,728,112	2007
	11.297619	11.668105	3.28%	2,927,858	2006
	11.137309	11.297619	1.44%	3,619,577	2005
	11.181852	11.137309	-0.40%	3,868,076	2004
	11.247296	11.181852	-0.58%	5,474,622	2003
	11.247642	11.247296	0.00%	15,980,726	2002
	10.989031	11.247642	2.35%	31,961,986	2001

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	15.139348	16.541368	9.26%	378,307	2010
	12.319676	15.139348	22.89%	528,020	2009
	15.076201	12.319676	-18.28%	546,463	2008
	14.585737	15.076201	3.36%	783,112	2007
	14.081135	14.585737	3.58%	766,664	2006
	13.947624	14.081135	0.96%	947,362	2005
	13.251194	13.947624	5.26%	821,863	2004
	11.962673	13.251194	10.77%	863,477	2003
	11.293959	11.962673	5.92%	1,268,863	2002
	10.972282	11.293959	2.93%	810,790	2001

NVIT NVIT Multi-Manager International Growth Fund: Class III - Q/NQ	8.212008	9.252389	12.67%	484,149	2010
	6.091001	8.212008	34.82%	612,742	2009
	10.000000	6.091001	-39.09%	0	2008*

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	15.227625	15.964612	4.84%	144,367	2010
	11.870601	15.227625	28.28%	160,324	2009
	22.388260	11.870601	-46.98%	221,742	2008
	22.016277	22.388260	1.69%	346,346	2007
	18.153613	22.016277	21.28%	487,073	2006
	16.397022	18.153613	10.71%	398,762	2005
	13.800078	16.397022	18.82%	247,808	2004
	10.000000	13.800078	38.00%	25,231	2003*

65

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	8.094976	9.238387	14.12%	225,372	2010
	6.313352	8.094976	28.22%	51,666	2009
	10.000000	6.313352	-36.87%	1,479	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ	10.000000	10.431033	4.31%	85,599	2010

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	7.927560	8.830785	11.39%	11,836	2010
	6.297572	7.927560	25.88%	17,082	2009
	10.000000	6.297572	-37.02%	1,730	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ	7.823609	9.802822	25.30%	126,378	2010

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	7.786307	9.729110	24.95%	466,294	2010
	6.219739	7.786307	25.19%	580,191	2009
	10.000000	6.219739	-37.80%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	8.641112	10.213593	18.20%	519,492	2010
	6.703532	8.641112	28.90%	637,675	2009
	10.000000	6.703532	-32.96%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	11.443667	14.183713	23.94%	125,289	2010
	9.087220	11.443667	25.93%	151,634	2009
	17.166371	9.087220	-47.06%	169,747	2008
	15.832320	17.166371	8.43%	193,255	2007
	15.526190	15.832320	1.97%	237,194	2006
	14.537994	15.526190	6.80%	346,746	2005
	12.973972	14.537994	12.06%	404,880	2004
	9.780139	12.973972	32.66%	504,466	2003
	14.838618	9.780139	-34.09%	569,194	2002
	16.846010	14.838618	-11.92%	543,093	2001

66

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	25.960286	32.472819	25.09%	189,350	2010
	20.818097	25.960286	24.70%	220,628	2009
	31.056789	20.818097	-32.97%	303,460	2008
	33.763890	31.056789	-8.02%	404,174	2007
	29.134444	33.763890	15.89%	578,547	2006
	28.608182	29.134444	1.84%	712,359	2005
	24.685368	28.608182	15.89%	962,750	2004
	15.928613	24.685368	54.98%	1,158,751	2003
	22.134881	15.928613	-28.04%	1,246,122	2002
	17.466310	22.134881	26.73%	1,305,574	2001

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	22.859607	28.304046	23.82%	291,043	2010
	17.176615	22.859607	33.09%	375,098	2009
	28.126986	17.176615	-38.93%	473,153	2008
	27.876127	28.126986	0.90%	589,402	2007
	25.182239	27.876127	10.70%	745,503	2006
	22.692159	25.182239	10.97%	931,725	2005
	19.296948	22.692159	17.59%	1,053,224	2004
	13.850506	19.296948	39.32%	1,154,936	2003
	16.957444	13.850506	-18.32%	1,335,391	2002
	18.398225	16.957444	-7.83%	1,648,019	2001

NVIT NVIT Nationwide Fund: Class I - Q/NQ	10.890161	12.206686	12.09%	278,547	2010
	8.741250	10.890161	24.58%	276,565	2009
	15.138387	8.741250	-42.26%	340,712	2008
	14.164409	15.138387	6.88%	468,647	2007
	12.616582	14.164409	12.27%	530,479	2006
	11.884933	12.616582	6.16%	631,200	2005
	10.960481	11.884933	8.43%	907,235	2004
	8.699902	10.960481	25.98%	964,308	2003
	10.654646	8.699902	-18.35%	964,022	2002
	12.230458	10.654646	-12.88%	1,127,792	2001

NVIT NVIT Real Estate Fund: Class I - Q/NQ	7.240299	9.312555	28.62%	560,185	2010
	5.601154	7.240299	29.26%	702,064	2009
	10.000000	5.601154	-43.99%	29,298	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.438093	10.562393	1.19%	287,637	2010
	9.863610	10.438093	5.82%	321,518	2009
	10.000000	9.863610	-1.36%	43,502	2008*

67

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
NVIT NVIT Worldwide Leaders Fund: Class I - Q/NQ	13.244440	14.585149	10.12%	24,779	2010
	10.723883	13.244440	23.50%	32,098	2009
	19.501770	10.723883	-45.01%	38,826	2008
	16.463710	19.501770	18.45%	42,023	2007
	13.237138	16.463710	24.38%	46,767	2006
	11.226453	13.237138	17.91%	55,280	2005
	9.823812	11.226453	14.28%	71,751	2004
	7.307866	9.823812	34.43%	89,570	2003
	9.913802	7.307866	-26.29%	141,191	2002
	12.359900	9.913802	-19.79%	315,347	2001

NVIT NVIT Worldwide Leaders Fund: Class III - Q/NQ	18.303440	20.138689	10.03%	14,208	2010
	14.820780	18.303440	23.50%	32,570	2009
	26.944986	14.820780	-45.00%	30,536	2008
	22.739391	26.944986	18.49%	56,379	2007
	18.293047	22.739391	24.31%	75,386	2006
	15.514347	18.293047	17.91%	59,530	2005
	13.575979	15.514347	14.28%	23,070	2004
	10.000000	13.575979	35.76%	16,621	2003*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class I - Q/NQ	12.955200	13.926167	7.49%	2,124,785	2010
	10.000000	12.955200	29.55%	4,096	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	12.929827	13.585442	5.07%	10,120	2010
	10.000000	12.929827	29.30%	5,981	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	10.749552	12.295754	14.38%	101,577	2010
	8.463794	10.749552	27.01%	131,911	2009
	13.596107	8.463794	-37.75%	180,028	2008
	14.074146	13.596107	-3.40%	321,678	2007
	12.289836	14.074146	14.52%	310,960	2006
	11.931935	12.289836	3.00%	377,848	2005
	10.278230	11.931935	16.09%	520,577	2004
	7.914998	10.278230	29.86%	220,375	2003
	10.702140	7.914998	-26.04%	211,589	2002
	12.331560	10.702140	-13.21%	219,542	2001

68

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	18.870882	21.622970	14.58%	315,383	2010
	13.672499	18.870882	38.02%	372,166	2009
	23.139603	13.672499	-40.91%	489,994	2008
	22.026248	23.139603	5.05%	682,233	2007
	18.942389	22.026248	16.28%	865,041	2006
	16.767687	18.942389	12.97%	878,812	2005
	14.238187	16.767687	17.77%	751,092	2004
	10.000000	14.238187	42.38%	516,572	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	11.921033	13.658449	14.57%	478,131	2010
	8.632507	11.921033	38.09%	576,880	2009
	14.608429	8.632507	-40.91%	714,971	2008
	13.907967	14.608429	5.04%	899,289	2007
	11.960386	13.907967	16.28%	1,078,241	2006
	10.590024	11.960386	12.94%	1,375,615	2005
	8.994884	10.590024	17.73%	1,626,012	2004
	6.365520	8.994884	41.31%	2,029,238	2003
	8.274485	6.365520	-23.07%	4,057,283	2002
	9.521827	8.274485	-13.10%	2,345,578	2001

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ	2.502869	2.835976	13.31%	128,797	2010
	1.998588	2.502869	25.23%	50,623	2009
	9.583349	1.998588	-79.15%	3,097	2008
	10.000000	9.583349	-4.17%	63,934	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	2.709588	3.073658	13.44%	617	2010
	2.188435	2.709588	23.81%	970	2009
	10.385859	2.188435	-78.93%	970	2008
	10.523389	10.385859	-1.31%	4,989	2007
	10.000000	10.523389	5.23%	97,595	2006*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	12.008692	13.775808	14.72%	407,854	2010
	9.474608	12.008692	26.75%	484,154	2009
	15.585693	9.474608	-39.21%	602,824	2008
	15.107682	15.585693	3.16%	804,008	2007
	13.293323	15.107682	13.65%	972,356	2006
	12.695602	13.293323	4.71%	1,233,955	2005
	11.739303	12.695602	8.15%	1,443,952	2004
	9.376475	11.739303	25.20%	1,626,803	2003
	11.687410	9.376475	-19.77%	1,620,772	2002
	13.168121	11.687410	-11.24%	1,708,365	2001

69

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares - Q/NQ	8.137614	9.921909	21.93%	84,128	2010
	6.003438	8.137614	35.55%	110,836	2009
	9.773861	6.003438	-38.58%	85,657	2008
	10.014381	9.773861	-2.40%	90,730	2007
	10.000000	10.014381	0.14%	55,793	2006*

Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares - Q/NQ	11.468790	14.443430	25.94%	143,851	2010
	8.753721	11.468790	31.02%	157,386	2009
	17.395944	8.753721	-49.68%	192,665	2008
	16.559762	17.395944	5.05%	228,261	2007
	16.279198	16.559762	1.72%	287,819	2006
	14.668150	16.279198	10.98%	462,444	2005
	12.394931	14.668150	18.34%	432,646	2004
	9.989064	12.394931	24.09%	492,433	2003
	14.001802	9.989064	-28.66%	504,990	2002
	20.620784	14.001802	-32.10%	711,960	2001

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (unhedged): Advisor Class - Q/NQ	10.878232	11.754996	8.06%	85,850	2010
	10.000000	10.878232	8.78%	48,111	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.957755	11.387689	3.92%	481,227	2010
	10.000000	10.957755	9.58%	270,515	2009*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ	10.000000	10.551642	5.52%	15,277	2010

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	10.429972	11.041085	5.86%	26,969	2010
	9.628030	10.429972	8.33%	26,726	2009
	10.852448	9.628030	-11.28%	37,910	2008
	10.416914	10.852448	4.18%	87,669	2007
	10.000000	10.416914	4.17%	7,681	2006*

70

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	35.714045	38.724157	8.43%	15,705	2010
	27.761196	35.714045	28.65%	18,949	2009
	33.047924	27.761196	-16.00%	25,767	2008
	31.400371	33.047924	5.25%	34,221	2007
	28.681058	31.400371	9.48%	46,734	2006
	25.860301	28.681058	10.91%	69,016	2005
	23.781464	25.860301	8.74%	108,234	2004
	18.824701	23.781464	26.33%	357,141	2003
	17.444590	18.824700	7.91%	303,530	2002
	16.037786	17.444590	8.77%	102,752	2001

Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Class R1 - Q/NQ	22.632505	28.368327	25.34%	89,204	2010
	10.734599	22.632505	110.84%	104,085	2009
	30.824302	10.734599	-65.17%	83,305	2008
	22.680384	30.824302	35.91%	125,472	2007
	16.451145	22.680384	37.87%	160,762	2006
	12.626866	16.451145	30.29%	163,746	2005
	10.000000	12.626866	26.27%	65,192	2004*

Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ	43.438941	54.437435	25.32%	21,830	2010
	20.624175	43.438941	110.62%	25,163	2009
	59.271173	20.624175	-65.20%	28,439	2008
	43.595964	59.271173	35.96%	37,353	2007
	31.631833	43.595964	37.82%	61,195	2006
	24.254218	31.631833	30.42%	83,214	2005
	19.499977	24.254218	24.38%	106,213	2004
	12.800242	19.499977	52.34%	284,783	2003
	13.343009	12.800242	-4.07%	472,356	2002
	13.755231	13.343009	-3.00%	272,169	2001

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Class R1 - Q/NQ	27.399871	34.991247	27.71%	160,593	2010
	17.594660	27.399871	55.73%	167,217	2009
	33.038793	17.594660	-46.75%	182,726	2008
	23.011470	33.038793	43.58%	224,635	2007
	18.701377	23.011470	23.05%	235,127	2006
	12.483933	18.701377	49.80%	260,426	2005
	10.000000	12.483933	24.84%	152,210	2004*

71

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ	45.534579	58.141223	27.69%	21,918	2010
	29.255507	45.534579	55.64%	23,780	2009
	54.963626	29.255507	-46.77%	25,550	2008
	38.274579	54.963626	43.60%	47,018	2007
	31.116907	38.274579	23.00%	85,008	2006
	20.764275	31.116907	49.86%	102,954	2005
	16.917457	20.764275	22.74%	155,325	2004
	11.826254	16.917457	43.05%	213,327	2003
	12.319065	11.826254	-4.00%	130,380	2002
	13.923943	12.319065	-11.53%	114,671	2001

Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	13.095791	16.402783	25.25%	55,418	2010
	10.000000	13.095791	30.96%	64,154	2009*

72

Maximum Optional Benefits Elected (Total 2.80%)
(Variable account charges of 2.80% of the daily net assets of the variable account)
Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	15.364531	18.905849	23.05%	0	2010
	11.080501	15.364531	38.66%	0	2009
	17.743184	11.080501	-37.55%	0	2008*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.075263	11.316305	2.18%	0	2010
	10.338268	11.075263	7.13%	0	2009
	10.807779	10.338268	-4.34%	0	2008
	10.156560	10.807779	6.41%	0	2007
	10.285066	10.156560	-1.25%	0	2006
	10.417725	10.285066	-1.27%	0	2005
	10.129239	10.417725	2.85%	0	2004
	10.000000	10.129239	1.29%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	8.063572	8.946801	10.95%	0	2010
	7.024654	8.063572	14.79%	0	2009
	11.048864	7.024654	-36.42%	0	2008
	11.376616	11.048864	-2.88%	0	2007
	9.995371	11.376616	13.82%	0	2006
	9.827333	9.995371	1.71%	0	2005
	8.947766	9.827333	9.83%	0	2004
	7.116360	8.947766	25.74%	0	2003

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	9.651560	11.187844	15.92%	0	2010
	7.641367	9.651560	26.31%	0	2009
	10.392087	7.641367	-26.47%	0	2008
	10.945504	10.392087	-5.06%	0	2007
	10.000000	10.945504	9.46%	0	2006*

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	11.949250	12.748603	6.69%	0	2010
	10.000000	11.949250	19.49%	0	2009*

Credit Suisse Trust - International Equity Flex III Portfolio - Q/NQ	10.102183	11.201853	10.89%	8,708	2010
	10.000000	10.102183	1.02%	3,494	2009*

73

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	10.913380	13.347872	22.31%	0	2010
	8.980381	10.913380	21.52%	0	2009
	13.374065	8.980381	-32.85%	0	2008
	13.852287	13.374065	-3.45%	0	2007
	12.455279	13.852287	11.22%	0	2006
	11.948645	12.455279	4.24%	0	2005
	10.085497	11.948645	18.47%	0	2004
	7.530557	10.085497	33.93%	0	2003

Dreyfus Socially Responsible Growth Fund Inc.: Initial Shares - Q/NQ	6.678660	7.453633	11.60%	0	2010
	5.136997	6.678660	30.01%	0	2009
	8.059862	5.136997	-36.26%	0	2008
	7.694269	8.059862	4.75%	0	2007
	7.248388	7.694269	6.15%	0	2006
	7.196386	7.248388	0.72%	0	2005
	6.970741	7.196386	3.24%	0	2004
	5.691372	6.970741	22.48%	0	2003

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	7.954894	8.879689	11.63%	0	2010
	6.478090	7.954894	22.80%	0	2009
	10.603414	6.478090	-38.91%	0	2008
	10.365796	10.603414	2.29%	0	2007
	9.232631	10.365796	12.27%	0	2006
	9.072170	9.232631	1.77%	0	2005
	8.435823	9.072170	7.54%	0	2004
	6.760911	8.435823	24.77%	0	2003

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	8.660039	9.707156	12.09%	0	2010
	7.269545	8.660039	19.13%	0	2009
	10.616604	7.269545	-31.53%	0	2008
	10.196819	10.616604	4.12%	0	2007
	9.005763	10.196819	13.23%	0	2006
	8.875845	9.005763	1.46%	0	2005
	8.692839	8.875845	2.11%	0	2004
	7.380586	8.692839	17.78%	0	2003

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	12.082892	12.743469	5.47%	0	2010
	10.321568	12.082892	17.06%	0	2009
	11.453642	10.321568	-9.88%	0	2008
	11.183290	11.453642	2.42%	0	2007
	11.045689	11.183290	1.25%	0	2006
	11.217473	11.045689	-1.53%	0	2005
	11.137438	11.217473	0.72%	0	2004
	10.949614	11.137438	1.72%	0	2003

74

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom 2010 Portfolio: Service Class - Q/NQ	9.656190	10.581476	9.58%	0	2010
	8.001673	9.656190	20.68%	0	2009
	10.987795	8.001673	-27.18%	0	2008
	10.406328	10.987795	5.59%	0	2007
	10.000000	10.406328	4.06%	0	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom 2020 Portfolio: Service Class - Q/NQ	9.138264	10.172379	11.32%	0	2010
	7.300625	9.138264	25.17%	0	2009
	11.162831	7.300625	-34.60%	0	2008
	10.426103	11.162831	7.07%	0	2007
	10.000000	10.426103	4.26%	0	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom 2030 Portfolio: Service Class - Q/NQ	8.678912	9.785865	12.75%	0	2010
	6.794969	8.678912	27.73%	0	2009
	11.289897	6.794969	-39.81%	0	2008
	10.446041	11.289897	8.08%	0	2007
	10.000000	10.446041	4.46%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	8.350939	9.672351	15.82%	0	2010
	5.821893	8.350939	43.44%	0	2009
	13.137711	5.821893	-55.69%	0	2008
	9.281768	13.137711	41.54%	0	2007
	10.000000	9.281768	-7.18%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	8.547432	9.561855	11.87%	0	2010
	6.762759	8.547432	26.39%	0	2009
	12.144305	6.762759	-44.31%	0	2008
	12.321441	12.144305	-1.44%	0	2007
	10.555716	12.321441	16.73%	0	2006
	10.267675	10.555716	2.81%	0	2005
	9.483867	10.267675	8.26%	0	2004
	7.492527	9.483867	26.58%	0	2003

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	7.219171	8.677128	20.20%	0	2010
	5.096834	7.219171	41.64%	0	2009
	11.669454	5.096834	-56.32%	0	2008
	9.758739	11.669454	19.58%	0	2007
	9.533740	9.758739	2.36%	0	2006
	9.009154	9.533740	5.82%	0	2005
	8.657465	9.009154	4.06%	0	2004
	6.869092	8.657465	26.04%	0	2003

75

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	6.347556	7.654311	20.59%	0	2010
	5.095996	6.347556	24.56%	0	2009
	9.936765	5.095996	-48.72%	0	2008
	8.058978	9.936765	23.30%	0	2007
	7.767612	8.058978	3.75%	0	2006
	7.561699	7.767612	2.72%	0	2005
	7.533675	7.561699	0.37%	0	2004
	5.836965	7.533675	29.07%	0	2003

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	12.918876	14.288717	10.60%	0	2010
	9.244095	12.918876	39.75%	0	2009
	12.691556	9.244095	-27.16%	0	2008
	12.721185	12.691556	-0.23%	0	2007
	11.770806	12.721185	8.07%	0	2006
	11.810921	11.770806	-0.34%	0	2005
	11.100132	11.810921	6.40%	0	2004
	8.993929	11.100132	23.42%	0	2003

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ	9.895352	10.932513	10.48%	0	2010
	7.072891	9.895352	39.91%	0	2009
	9.699601	7.072891	-27.08%	0	2008
	10.000000	9.699601	-3.00%	0	2007*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	10.941422	11.451833	4.66%	0	2010
	9.731239	10.941422	12.44%	0	2009
	10.358069	9.731239	-6.05%	0	2008
	10.227336	10.358069	1.28%	0	2007
	10.087380	10.227336	1.39%	0	2006
	10.165687	10.087380	-0.77%	0	2005
	10.025521	10.165687	1.40%	0	2004
	10.000000	10.025521	0.26%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	8.762439	10.962106	25.10%	0	2010
	6.438424	8.762439	36.10%	0	2009
	10.950780	6.438424	-41.21%	0	2008
	9.756903	10.950780	12.24%	0	2007
	10.000000	9.756903	-2.43%	0	2006*

76

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	9.570889	10.511918	9.83%	0	2010
	7.787736	9.570889	22.90%	0	2009
	14.273871	7.787736	-45.44%	0	2008
	12.531063	14.273871	13.91%	0	2007
	10.929475	12.531063	14.65%	0	2006
	9.450375	10.929475	15.65%	0	2005
	8.567007	9.450375	10.31%	0	2004
	6.154443	8.567007	39.20%	0	2003

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	11.902041	13.074260	9.85%	0	2010
	9.680559	11.902041	22.95%	0	2009
	17.747234	9.680559	-45.45%	0	2008
	15.577878	17.747234	13.93%	0	2007
	13.586552	15.577878	14.66%	0	2006
	11.752519	13.586552	15.61%	0	2005
	10.653140	11.752519	10.32%	0	2004
	7.650567	10.653140	39.25%	0	2003

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	10.504629	12.912043	22.92%	0	2010
	6.866244	10.504629	52.99%	0	2009
	14.469677	6.866244	-52.55%	0	2008
	14.099296	14.469677	2.63%	0	2007
	12.482441	14.099296	12.95%	0	2006
	12.521060	12.482441	-0.31%	0	2005
	11.300946	12.521060	10.80%	0	2004
	7.367940	11.300946	53.38%	0	2003

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.002045	10.954242	9.52%	0	2010
	7.588748	10.002045	31.80%	0	2009
	11.099238	7.588748	-31.63%	0	2008
	11.007185	11.099238	0.84%	0	2007
	10.000000	11.007185	10.07%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	7.796103	9.716735	24.64%	0	2010
	6.210129	7.796103	25.54%	0	2009
	9.538874	6.210129	-34.90%	0	2008
	10.054554	9.538874	-5.13%	0	2007
	10.000000	10.054554	0.55%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	8.268604	8.861377	7.17%	0	2010
	6.531010	8.268604	26.61%	0	2009
	10.000000	6.531010	-34.69%	0	2008*

77

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	10.196946	11.647682	14.23%	0	2010
	6.076711	10.196946	67.80%	0	2009
	13.210424	6.076711	-54.00%	0	2008
	10.561925	13.210424	25.08%	0	2007
	10.000000	10.561925	5.62%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	9.316973	9.817667	5.37%	0	2010
	6.986531	9.316973	33.36%	0	2009
	12.059157	6.986531	-42.06%	0	2008
	10.748209	12.059157	12.20%	0	2007
	10.000000	10.748209	7.48%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	13.293587	14.779639	11.18%	0	2010
	11.523182	13.293587	15.36%	0	2009
	11.162287	11.523182	3.23%	0	2008
	10.344284	11.162287	7.91%	0	2007
	10.000000	10.344284	3.44%	0	2006*

Invesco Funds - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	9.702574	10.865164	11.98%	0	2010
	8.268858	9.702574	17.34%	0	2009
	14.828378	8.268858	-44.24%	0	2008
	13.655678	14.828378	8.59%	0	2007
	13.245580	13.655678	3.10%	0	2006*

Invesco Funds - Invesco V.I. Capital Development Fund: Series II - Q/NQ	10.006120	11.522828	15.16%	0	2010
	7.250030	10.006120	38.01%	0	2009
	14.108628	7.250030	-48.61%	0	2008
	13.132093	14.108628	7.44%	0	2007
	11.620304	13.132093	13.01%	0	2006*

Ivy Funds Variable Asset Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	19.652954	20.760351	5.63%	0	2010
	16.168989	19.652954	21.55%	0	2009*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	10.692615	11.066831	3.50%	0	2010
	7.533825	10.692615	41.93%	0	2009
	13.918876	7.533825	-45.87%	0	2008
	10.481825	13.918876	32.79%	0	2007
	9.882088	10.481825	6.07%	0	2006
	9.031765	9.882088	9.41%	0	2005
	7.876570	9.031765	14.67%	0	2004
	6.739631	7.876570	16.87%	0	2003

78

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	11.009530	13.325327	21.03%	0	2010
	7.210074	11.009530	52.70%	0	2009
	13.222443	7.210074	-45.47%	0	2008
	11.174415	13.222443	18.33%	0	2007
	10.649901	11.174415	4.93%	0	2006
	9.841009	10.649901	8.22%	0	2005
	10.040652	9.841009	-1.99%	0	2004
	7.020452	10.040652	43.02%	0	2003

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	6.569138	7.943237	20.92%	0	2010
	4.307514	6.569138	52.50%	0	2009
	7.910212	4.307514	-45.54%	0	2008
	6.688093	7.910212	18.27%	0	2007
	6.380763	6.688093	4.82%	0	2006
	5.884322	6.380763	8.44%	0	2005
	6.019774	5.884322	-2.25%	0	2004
	4.227960	6.019774	42.38%	0	2003

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	21.291629	25.876550	21.53%	0	2010
	12.232327	21.291629	74.06%	0	2009
	26.335796	12.232327	-53.55%	0	2008
	21.158399	26.335796	24.47%	0	2007
	14.837361	21.158399	42.60%	0	2006
	11.561495	14.837361	28.33%	0	2005
	10.019672	11.561495	15.39%	0	2004
	7.661258	10.019672	30.78%	0	2003

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	16.509985	20.063172	21.52%	0	2010
	9.485235	16.509985	74.06%	0	2009
	20.429517	9.485235	-53.57%	0	2008
	16.420222	20.429517	24.42%	0	2007
	11.519963	16.420222	42.54%	0	2006
	8.981785	11.519963	28.26%	0	2005
	7.785565	8.981785	15.36%	0	2004
	5.953600	7.785565	30.77%	0	2003

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ	10.818077	12.981794	20.00%	0	2010
	8.784492	10.818077	23.15%	0	2009

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	13.337878	14.418845	8.10%	0	2010
	11.206165	13.337878	19.02%	0	2009
	17.142496	11.206165	-34.63%	0	2008
	16.394070	17.142496	4.57%	0	2007
	13.995070	16.394070	17.14%	0	2006*

79

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class - Q/NQ	10.000000	10.641182	6.41%	0	2010*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.151815	9.365725	2.34%	0	2010
	8.308151	9.151815	10.15%	0	2009
	9.873439	8.308151	-15.85%	0	2008
	9.696717	9.873439	1.82%	0	2007
	9.573004	9.696717	1.29%	0	2006
	9.707882	9.573004	-1.39%	0	2005
	9.910320	9.707882	-2.04%	0	2004
	10.000000	9.910320	-0.90%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	9.440023	10.975497	16.27%	0	2010
	7.911758	9.440023	19.32%	0	2009
	13.448917	7.911758	-41.17%	0	2008
	13.767669	13.448917	-2.32%	0	2007
	13.456536	13.767669	2.31%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	10.085747	12.044243	19.42%	0	2010
	7.895143	10.085747	27.75%	0	2009
	13.413996	7.895143	-41.14%	0	2008
	12.826024	13.413996	4.58%	0	2007
	11.604312	12.826024	10.53%	0	2006
	11.171523	11.604312	3.87%	0	2005
	10.000000	11.171523	11.72%	0	2004*

NVIT American Century NVIT Growth Fund: Class I - Q/NQ	7.611906	8.823081	15.91%	0	2010
	5.867269	7.611906	29.74%	0	2009
	9.848792	5.867269	-40.43%	0	2008
	8.477163	9.848792	16.18%	0	2007
	8.214083	8.477163	3.20%	0	2006
	7.934219	8.214083	3.53%	0	2005
	7.547142	7.934219	5.13%	0	2004
	5.849234	7.547142	29.03%	0	2003

NVIT American Century NVIT Multi Cap Value Fund: Class I - Q/NQ	12.328706	13.597268	10.29%	0	2010
	10.000000	12.328706	23.29%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	8.750148	9.527413	8.88%	0	2010
	7.294286	8.750148	19.96%	0	2009
	10.686759	7.294286	-31.74%	0	2008
	10.360055	10.686759	3.15%	0	2007
	10.000000	10.360055	3.60%	0	2006*

80

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	9.884887	10.183718	3.02%	0	2010
	9.067839	9.884887	9.01%	0	2009
	10.350952	9.067839	-12.40%	0	2008
	10.342338	10.350952	0.08%	0	2007
	10.000000	10.342338	3.42%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	9.707814	10.502567	8.19%	0	2010
	7.053080	9.707814	37.64%	0	2009
	11.825777	7.053080	-40.36%	0	2008
	10.639867	11.825777	11.15%	0	2007
	10.000000	10.639867	6.40%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	8.090090	9.294451	14.89%	0	2010
	5.997264	8.090090	34.90%	0	2009
	11.060833	5.997264	-45.78%	0	2008
	10.171033	11.060833	8.75%	0	2007
	10.000000	10.171033	1.71%	0	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	7.422364	8.006521	7.87%	0	2010
	5.842946	7.422364	27.03%	0	2009
	9.706239	5.842946	-39.80%	0	2008
	10.000000	9.706239	-2.94%	0	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	13.340729	14.673117	9.99%	0	2010
	9.400540	13.340729	41.91%	0	2009
	13.430772	9.400540	-30.01%	0	2008
	13.399738	13.430772	0.23%	0	2007
	12.463071	13.399738	7.52%	0	2006
	12.522990	12.463071	-0.48%	0	2005
	11.702110	12.522990	7.01%	0	2004
	9.846069	11.702110	18.85%	0	2003

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.065291	12.171051	9.99%	0	2010
	7.792795	11.065291	41.99%	0	2009
	11.150569	7.792795	-30.11%	0	2008
	11.121185	11.150569	0.26%	0	2007
	10.344229	11.121185	7.51%	0	2006
	10.000000	10.344229	3.44%	0	2005*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ	7.559816	8.495147	12.37%	0	2010
	5.084689	7.559816	48.68%	0	2009
	10.000000	5.084689	-49.15%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	7.750430	9.310111	20.12%	0	2010
	6.062056	7.750430	27.85%	0	2009
	10.000000	6.062056	-39.38%	0	2008*

81

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
NVIT NVIT Cardinal (SM) Aggressive Fund: Class II - Q/NQ	7.901850	8.829502	11.74%	0	2010
	6.292350	7.901850	25.58%	0	2009
	10.000000	6.292350	-37.08%	0	2008*

NVIT NVIT Cardinal (SM) Balanced Fund: Class II - Q/NQ	9.129721	9.797666	7.32%	0	2010
	7.838917	9.129721	16.47%	0	2009
	10.000000	7.838917	-21.61%	0	2008*

NVIT NVIT Cardinal (SM) Capital Appreciation Fund: Class II - Q/NQ	8.597837	9.392628	9.24%	0	2010
	7.124031	8.597837	20.69%	0	2009
	10.000000	7.124031	-28.76%	0	2008*

NVIT NVIT Cardinal (SM) Conservative Fund: Class II - Q/NQ	9.862495	10.238350	3.81%	0	2010
	8.977627	9.862495	9.86%	0	2009
	10.000000	8.977627	-10.22%	0	2008*

NVIT NVIT Cardinal (SM) Moderate Fund: Class II - Q/NQ	8.864196	9.595859	8.25%	0	2010
	7.478232	8.864196	18.53%	0	2009
	10.000000	7.478232	-25.22%	0	2008*

NVIT NVIT Cardinal (SM) Moderately Aggressive Fund: Class II - Q/NQ	8.322823	9.166812	10.14%	0	2010
	6.764627	8.322823	23.03%	0	2009
	10.000000	6.764627	-32.35%	0	2008*

NVIT NVIT Cardinal (SM) Moderately Conservative Fund: Class II - Q/NQ	9.396894	9.959026	5.98%	0	2010
	8.215074	9.396894	14.39%	0	2009
	10.000000	8.215074	-17.85%	0	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	10.318745	10.737632	4.06%	0	2010
	9.758691	10.318745	5.74%	0	2009
	10.000000	9.758691	-2.41%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	11.026696	11.587684	5.09%	0	2010
	9.742839	11.026696	13.18%	0	2009
	10.000000	9.742839	-2.57%	0	2008*

NVIT NVIT Emerging Markets Fund: Class I - Q/NQ	21.956290	24.794479	12.93%	0	2010
	13.831355	21.956290	58.74%	0	2009
	33.693189	13.831355	-58.95%	0	2008
	23.813945	33.693189	41.49%	0	2007
	17.918416	23.813945	32.90%	0	2006
	13.897002	17.918416	28.94%	0	2005
	11.840925	13.897002	17.36%	0	2004
	7.370807	11.840925	60.65%	0	2003

82

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
NVIT NVIT Emerging Markets Fund: Class III - Q/NQ	22.100858	24.966110	12.96%	0	2010
	13.907906	22.100858	58.91%	0	2009
	33.934109	13.907906	-59.01%	0	2008
	23.989282	33.934109	41.46%	0	2007
	18.060045	23.989282	32.83%	0	2006
	14.004972	18.060045	28.95%	0	2005
	11.931622	14.004972	17.38%	0	2004
	7.429260	11.931622	60.60%	0	2003

NVIT NVIT Government Bond Fund: Class I - Q/NQ	12.159802	12.384534	1.85%	0	2010
	12.182521	12.159802	-0.19%	0	2009
	11.635178	12.182521	4.70%	0	2008
	11.172362	11.635178	4.14%	0	2007
	11.121681	11.172362	0.46%	0	2006
	11.079571	11.121681	0.38%	0	2005
	11.038626	11.079571	0.37%	0	2004
	11.133937	11.038626	-0.86%	0	2003

NVIT NVIT International Equity Fund: Class I - Q/NQ	11.125937	12.252101	10.12%	0	2010
	8.823813	11.125937	26.09%	0	2009

NVIT NVIT International Equity Fund: Class III - Q/NQ	15.016732	16.533673	10.10%	0	2010
	11.914214	15.016732	26.04%	0	2009
	22.717093	11.914214	-47.55%	0	2008
	18.383846	22.717093	23.57%	0	2007
	14.224602	18.383846	29.24%	0	2006
	11.241007	14.224602	26.54%	0	2005
	10.113202	11.241007	11.15%	0	2004
	7.687861	10.113202	31.55%	0	2003

NVIT NVIT International Index Fund: Class VIII - Q/NQ	7.908176	8.255639	4.39%	0	2010
	6.326161	7.908176	25.01%	0	2009
	11.437095	6.326161	-44.69%	0	2008
	10.758307	11.437095	6.31%	0	2007
	10.000000	10.758307	7.58%	0	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	10.738307	11.964834	11.42%	0	2010
	8.684887	10.738307	23.64%	0	2009
	14.148318	8.684887	-38.62%	0	2008
	13.739493	14.148318	2.98%	0	2007
	12.094067	13.739493	13.61%	0	2006
	11.527106	12.094067	4.92%	0	2005
	10.400290	11.527106	10.83%	0	2004
	8.113853	10.400290	28.18%	0	2003

83

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	11.421675	12.191626	6.74%	0	2010
	10.000000	11.421675	14.22%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	11.975410	13.040705	8.90%	0	2010
	10.000000	11.975410	19.75%	0	2009*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.735313	11.049669	2.93%	0	2010
	10.124734	10.735313	6.03%	0	2009
	11.084019	10.124734	-8.65%	0	2008
	10.822672	11.084019	2.41%	0	2007
	10.487114	10.822672	3.20%	0	2006
	10.443029	10.487114	0.42%	0	2005
	10.266218	10.443029	1.72%	0	2004
	9.788002	10.266218	4.89%	0	2003

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	10.881725	11.731588	7.81%	0	2010
	9.397013	10.881725	15.80%	0	2009
	12.587849	9.397013	-25.35%	0	2008
	12.258669	12.587849	2.69%	0	2007
	11.325043	12.258669	8.24%	0	2006
	11.059287	11.325043	2.40%	0	2005
	10.387269	11.059287	6.47%	0	2004
	8.901427	10.387269	16.69%	0	2003

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	10.938546	11.997088	9.68%	0	2010
	9.046885	10.938546	20.91%	0	2009
	13.566652	9.046885	-33.32%	0	2008
	13.150794	13.566652	3.16%	0	2007
	11.811103	13.150794	11.34%	0	2006
	11.347783	11.811103	4.08%	0	2005
	10.415083	11.347783	8.96%	0	2004
	8.460596	10.415083	23.10%	0	2003

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	10.946741	11.546560	5.48%	0	2010
	9.830579	10.946741	11.35%	0	2009
	11.904923	9.830579	-17.42%	0	2008
	11.571698	11.904923	2.88%	0	2007
	10.979319	11.571698	5.40%	0	2006
	10.809764	10.979319	1.57%	0	2005
	10.378140	10.809764	4.16%	0	2004
	9.390578	10.378140	10.52%	0	2003

84

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	11.755908	14.421186	22.67%	0	2010
	8.843928	11.755908	32.93%	0	2009
	14.321306	8.843928	-38.25%	0	2008
	13.700429	14.321306	4.53%	0	2007
	12.825652	13.700429	6.82%	0	2006
	11.769884	12.825652	8.97%	0	2005
	10.462838	11.769884	12.49%	0	2004
	7.993851	10.462838	30.89%	0	2003

NVIT NVIT Money Market Fund: Class I - Q/NQ	9.390532	9.127609	-2.80%	0	2010
	9.656987	9.390532	-2.76%	0	2009
	9.735239	9.656987	-0.80%	0	2008
	9.559098	9.735239	1.84%	0	2007
	9.407511	9.559098	1.61%	0	2006
	9.426258	9.407511	-0.20%	0	2005
	9.619743	9.426258	-2.01%	0	2004
	9.835321	9.619743	-2.19%	0	2003

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	11.914299	12.806930	7.49%	0	2010
	9.854736	11.914299	20.90%	0	2009
	12.258317	9.854736	-19.61%	0	2008
	12.055767	12.258317	1.68%	0	2007
	11.829718	12.055767	1.91%	0	2006
	11.909897	11.829718	-0.67%	0	2005
	11.501450	11.909897	3.55%	0	2004
	10.553935	11.501450	8.98%	0	2003

NVIT NVIT Multi-Manager International Growth Fund: Class III - Q/NQ	7.991263	8.858030	10.85%	0	2010
	6.024818	7.991263	32.64%	0	2009
	10.000000	6.024818	-39.75%	0	2008*

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	13.656507	14.085850	3.14%	0	2010
	10.821168	13.656507	26.20%	0	2009
	20.745991	10.821168	-47.84%	0	2008
	20.739088	20.745991	0.03%	0	2007
	17.381100	20.739088	19.32%	0	2006
	15.956891	17.381100	8.93%	0	2005
	13.650576	15.956891	16.90%	0	2004
	10.000000	13.650576	36.51%	0	2003*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	7.877347	8.844581	12.28%	0	2010
	6.244736	7.877347	26.14%	0	2009
	10.000000	6.244736	-37.55%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ	10.000000	10.317367	3.17%	0	2010*

85

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	7.714365	8.454273	9.59%	0	2010
	6.229093	7.714365	23.84%	0	2009
	10.000000	6.229093	-37.71%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ	7.823609	9.802822	25.30%	126,378	2010
	6.229179	7.823609	25.60%	149,560	2009

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	7.576931	9.314391	22.93%	0	2010
	6.152116	7.576931	23.16%	0	2009
	10.000000	6.152116	-38.48%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	8.408810	9.778223	16.29%	0	2010
	6.630696	8.408810	26.82%	0	2009
	10.000000	6.630696	-33.69%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	6.478729	7.900091	21.94%	0	2010
	5.229333	6.478729	23.89%	0	2009
	10.041738	5.229333	-47.92%	0	2008
	9.414637	10.041738	6.66%	0	2007
	9.384246	9.414637	0.32%	0	2006
	8.931073	9.384246	5.07%	0	2005
	8.101413	8.931073	10.24%	0	2004
	6.207447	8.101413	30.51%	0	2003

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	9.893930	12.175792	23.06%	0	2010
	8.064801	9.893930	22.68%	0	2009
	12.229773	8.064801	-34.06%	0	2008
	13.516037	12.229773	-9.52%	0	2007
	11.854253	13.516037	14.02%	0	2006
	11.831125	11.854253	0.20%	0	2005
	10.376786	11.831125	14.02%	0	2004
	6.805760	10.376786	52.47%	0	2003

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	11.250488	13.704719	21.81%	0	2010
	8.592740	11.250488	30.93%	0	2009
	14.303051	8.592740	-39.92%	0	2008
	14.410196	14.303051	-0.74%	0	2007
	13.231327	14.410196	8.91%	0	2006
	12.118555	13.231327	9.18%	0	2005
	10.474920	12.118555	15.69%	0	2004
	7.641994	10.474920	37.07%	0	2003

86

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
NVIT NVIT Nationwide Fund: Class I - Q/NQ	8.248436	9.096005	10.28%	0	2010
	6.729807	8.248436	22.57%	0	2009
	11.847340	6.729807	-43.20%	0	2008
	11.268563	11.847340	5.14%	0	2007
	10.201905	11.268563	10.46%	0	2006
	9.767983	10.201905	4.44%	0	2005
	9.156429	9.767983	6.68%	0	2004
	7.387404	9.156429	23.95%	0	2003

NVIT NVIT Real Estate Fund: Class I - Q/NQ	7.045037	8.914948	26.54%	0	2010
	5.539956	7.045037	27.17%	0	2009
	10.000000	5.539956	-44.60%	0	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.157941	10.112451	-0.45%	0	2010
	9.756839	10.157941	4.11%	0	2009
	10.000000	9.756839	-2.43%	0	2008*

NVIT NVIT Worldwide Leaders Fund: Class I - Q/NQ	10.316479	11.176983	8.34%	0	2010
	8.490677	10.316479	21.50%	0	2009
	15.695545	8.490677	-45.90%	0	2008
	13.469645	15.695545	16.53%	0	2007
	11.007543	13.469645	22.37%	0	2006
	9.488687	11.007543	16.01%	0	2005
	8.439776	9.488687	12.43%	0	2004
	6.381493	8.439776	32.25%	0	2003

NVIT NVIT Worldwide Leaders Fund: Class III - Q/NQ	16.415369	17.769098	8.25%	0	2010
	13.510802	16.415369	21.50%	0	2009
	24.968926	13.510802	-45.89%	0	2008
	21.420366	24.968926	16.57%	0	2007
	17.514673	21.420366	22.30%	0	2006
	15.097895	17.514673	16.01%	0	2005
	13.428934	15.097895	12.43%	0	2004
	10.000000	13.428934	34.29%	0	2003*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class I - Q/NQ	12.814927	13.552476	5.76%	0	2010
	10.000000	12.814927	28.15%	0	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	12.789798	13.220877	3.37%	0	2010
	10.000000	12.789798	27.90%	0	2009*

87

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	7.917841	8.910210	12.53%	0	2010
	6.336820	7.917841	24.95%	0	2009
	10.347466	6.336820	-38.76%	0	2008
	10.888605	10.347466	-4.97%	0	2007
	9.664193	10.888605	12.67%	0	2006
	9.536734	9.664193	1.34%	0	2005
	8.350133	9.536734	14.21%	0	2004
	6.535958	8.350133	27.76%	0	2003

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	7.160820	7.615932	6.36%	0	2010
	5.097652	7.160820	40.47%	0	2009
	9.626981	5.097652	-47.05%	0	2008
	8.677941	9.626981	10.94%	0	2007
	8.269931	8.677941	4.93%	0	2006
	8.094719	8.269931	2.16%	0	2005
	7.787678	8.094719	3.94%	0	2004
	6.118473	7.787678	27.28%	0	2003

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	16.924305	19.078823	12.73%	0	2010
	12.464026	16.924305	35.79%	0	2009
	21.442487	12.464026	-41.87%	0	2008
	20.748629	21.442487	3.34%	0	2007
	18.136480	20.748629	14.40%	0	2006
	16.317670	18.136480	11.15%	0	2005
	14.084003	16.317670	15.86%	0	2004
	10.000000	14.084003	40.84%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	11.659063	13.142222	12.72%	0	2010
	8.581803	11.659063	35.86%	0	2009
	14.762294	8.581803	-41.87%	0	2008
	14.287084	14.762294	3.33%	0	2007
	12.488041	14.287084	14.41%	0	2006
	11.238612	12.488041	11.12%	0	2005
	9.702830	11.238612	15.83%	0	2004
	6.979355	9.702830	39.02%	0	2003

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ	2.395976	2.670924	11.48%	0	2010
	1.944708	2.395976	23.20%	0	2009
	9.479293	1.944708	-79.48%	0	2008
	10.000000	9.479293	-5.21%	0	2007*

88

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	2.551860	2.847870	11.60%	0	2010
	2.094963	2.551860	21.81%	0	2009
	10.106755	2.094963	-79.27%	0	2008
	10.410109	10.106755	-2.91%	0	2007
	10.000000	10.410109	4.10%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	8.187059	9.239885	12.86%	0	2010
	6.565778	8.187059	24.69%	0	2009
	10.978937	6.565778	-40.20%	0	2008
	10.818360	10.978937	1.48%	0	2007
	9.675327	10.818360	11.81%	0	2006
	9.391908	9.675327	3.02%	0	2005
	8.827365	9.391908	6.40%	0	2004
	7.166545	8.827365	23.17%	0	2003

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares - Q/NQ	7.663967	9.193247	19.95%	0	2010
	5.747137	7.663967	33.35%	0	2009
	9.511102	5.747137	-39.57%	0	2008
	9.906509	9.511102	-3.99%	0	2007
	10.000000	9.906509	-0.93%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares - Q/NQ	6.286480	7.788949	23.90%	0	2010
	4.877209	6.286480	28.90%	0	2009
	9.852451	4.877209	-50.50%	0	2008
	9.534100	9.852451	3.34%	0	2007
	9.526496	9.534100	0.08%	0	2006
	8.724542	9.526496	9.19%	0	2005
	7.493747	8.724542	16.42%	0	2004
	6.138481	7.493747	22.08%	0	2003

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (unhedged): Advisor Class - Q/NQ	10.760148	11.439096	6.31%	0	2010
	10.000000	10.760148	7.60%	0	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.838809	11.081664	2.24%	0	2010
	10.000000	10.838809	8.39%	0	2009*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ	10.000000	10.438042	4.38%	0	2010*

89

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	9.823676	10.230911	4.15%	0	2010
	9.217569	9.823676	6.58%	0	2009
	10.560867	9.217569	-12.72%	0	2008
	10.304780	10.560867	2.49%	0	2007
	10.000000	10.304780	3.05%	0	2006*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	19.409428	20.704699	6.67%	0	2010
	15.335483	19.409428	26.57%	0	2009
	18.556578	15.335483	-17.36%	0	2008
	17.923217	18.556578	3.53%	0	2007
	16.639741	17.923217	7.71%	0	2006
	15.249442	16.639741	9.12%	0	2005
	14.254376	15.249442	6.98%	0	2004
	11.468918	14.254376	24.29%	0	2003

Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Class R1 - Q/NQ	20.634207	25.445477	23.32%	0	2010
	9.947604	20.634207	107.43%	0	2009
	29.037096	9.947604	-65.74%	0	2008
	21.718677	29.037096	33.70%	0	2007
	16.011992	21.718677	35.64%	0	2006
	12.491325	16.011992	28.18%	0	2005
	10.000000	12.491325	24.91%	0	2004*

Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ	27.195437	33.530198	23.29%	0	2010
	13.124124	27.195437	107.22%	0	2009
	38.341062	13.124124	-65.77%	0	2008
	28.667512	38.341062	33.74%	0	2007
	21.141424	28.667512	35.60%	0	2006
	16.476343	21.141424	28.31%	0	2005
	13.464658	16.476343	22.37%	0	2004
	8.983679	13.464658	49.88%	0	2003

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Class R1 - Q/NQ	24.980315	31.385307	25.64%	0	2010
	16.305119	24.980315	53.21%	0	2009
	31.123033	16.305119	-47.61%	0	2008
	22.035864	31.123033	41.24%	0	2007
	18.202394	22.035864	21.06%	0	2006
	12.349923	18.202394	47.39%	0	2005
	10.000000	12.349923	23.50%	0	2004*

90

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ	28.000916	35.174908	25.62%	0	2010
	18.286568	28.000916	53.12%	0	2009
	34.923264	18.286568	-47.64%	0	2008
	24.721668	34.923264	41.27%	0	2007
	20.428335	24.721668	21.02%	0	2006
	13.855153	20.428335	47.44%	0	2005
	11.474015	13.855153	20.75%	0	2004
	8.152874	11.474015	40.74%	0	2003

Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	12.953957	15.962720	23.23%	0	2010
	10.000000	12.953957	29.54%	0	2009*

91

Appendix B: Condensed Financial Information (Waddell & Reed)

The following tables list the Condensed Financial Information (the Accumulation Unit value information for Accumulation Units outstanding) for contracts with no optional benefits (the minimum Variable Account charge of 1.20%) and contracts with all optional benefits available on December 31, 2009 (the maximum Variable Account charge of 2.80%).  The term "Period" is defined as a complete calendar year, unless otherwise noted.  Those Periods with an asterisk (*) reflect Accumulation Unit information for a partial year only.  Should the Variable Account charges applicable to your contract fall between the maximum and minimum charges, AND you wish to see a copy of the Condensed Financial Information applicable to your contract, such information can be obtained in the Statement of Additional Information FREE OF CHARGE by:

calling:                 1-800-848-6331, TDD 1-800-238-3035
writing:                 Nationwide Life Insurance Company
5100 Rings Road, RR1-04-F4
Dublin, Ohio 43017-1522
checking
online at:              www.waddell.com

The following underlying mutual funds were added to the Variable Account effective May 1, 2011 , therefore, no Condensed Financial Information is available:

Ivy Funds Variable Insurance Portfolios, Inc
•	Global Bond
•	Limited-Term Bond

No Optional Benefits Elected (Total 1.20%)
(Variable account charges of 1.20% of the daily net assets of the variable account)
Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	21.835756	23.445457	7.37%	110,117	2010
	17.674192	21.835756	23.55%	73,910	2009
	24.107427	17.674192	-26.69%	3,340	2008
	16.932234	24.107427	42.38%	3,269	2007
	14.263441	16.932234	18.71%	1,604	2006
	11.616363	14.263441	22.79%	202	2005
	10.377361	11.616363	11.94%	157	2004
	9.422201	10.377361	10.14%	99	2003
	9.233503	9.422201	2.04%	0	2002
	10.379906	9.233503	-11.04%	0	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Balanced - Q/NQ	12.187343	14.101184	15.70%	180	2010
	10.894499	12.187343	11.87%	270	2009
	13.957586	10.894499	-21.95%	117	2008
	12.429399	13.957586	12.29%	147	2007
	11.311806	12.429399	9.88%	413	2006
	10.902171	11.311806	3.76%	101	2005
	10.129507	10.902171	7.63%	101	2004
	8.608933	10.129507	17.66%	101	2003
	9.514063	8.608933	-9.51%	0	2002
	10.238551	9.514063	-7.08%	0	2001

92

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Ivy Funds Variable Insurance Portfolios, Inc. - Bond - Q/NQ	13.990719	14.657750	4.77%	1,900	2010
	13.214006	13.990719	5.88%	1,832	2009
	13.332908	13.214006	-0.89%	1,832	2008
	12.771687	13.332908	4.39%	1,614	2007
	12.400171	12.771687	3.00%	762	2006
	12.350979	12.400171	0.40%	135	2005
	12.034015	12.350979	2.63%	91	2004
	11.690957	12.034015	2.93%	42	2003
	10.858121	11.690957	7.67%	0	2002
	10.226347	10.858121	6.18%	0	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Core Equity - Q/NQ	9.238765	11.035256	19.45%	2,163	2010
	7.539773	9.238765	22.53%	2,504	2009
	11.699359	7.539773	-35.55%	1,918	2008
	10.385371	11.699359	12.65%	2,019	2007
	8.984926	10.385371	15.59%	1,965	2006
	8.342395	8.984926	7.70%	145	2005
	7.706275	8.342395	8.25%	81	2004
	6.651356	7.706275	15.86%	0	2003
	8.590536	6.651356	-22.57%	0	2002
	10.219013	8.590536	-15.94%	0	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities - Q/NQ	11.842989	13.616581	14.98%	1,630	2010
	10.168397	11.842989	16.47%	1,630	2009
	16.059891	10.168397	-36.68%	1,630	2008
	13.927831	16.059891	15.31%	1,376	2007
	12.161212	13.927831	14.53%	628	2006
	10.889524	12.161212	11.68%	0	2005
	10.000000	10.889524	8.90%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Energy - Q/NQ	10.204060	12.295281	20.49%	0	2010
	7.351862	10.204060	38.80%	0	2009
	13.817893	7.351862	-46.79%	0	2008
	9.244437	13.817893	49.47%	0	2007
	10.000000	9.244437	-7.56%	0	2006*

Ivy Funds Variable Insurance Portfolios, Inc. - Global Natural Resources - Q/NQ	14.088146	16.294435	15.66%	91	2010
	8.211874	14.088146	71.56%	91	2009
	21.567268	8.211874	-61.92%	91	2008
	15.212637	21.567268	41.77%	0	2007
	12.269102	15.212637	23.99%	0	2006
	10.000000	12.269102	22.69%	0	2005*

93

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Ivy Funds Variable Insurance Portfolios, Inc. - Growth - Q/NQ	9.262002	10.302143	11.23%	240	2010
	7.377185	9.262002	25.55%	240	2009
	11.447833	11.717152	21.44%	62	2008
	9.426908	11.447833	21.44%	62	2007
	9.083547	9.426908	3.78%	160	2006
	8.265413	9.083547	9.90%	349	2005
	8.097972	8.265413	2.07%	218	2004
	6.660519	8.097972	21.58%	62	2003
	8.565867	6.660519	-22.24%	0	2002
	10.121935	8.565867	-15.37%	0	2001

Ivy Funds Variable Insurance Portfolios, Inc. - High Income - Q/NQ	17.095068	19.399657	13.48%	0	2010
	11.817089	17.095068	44.66%	0	2009
	15.298564	11.817089	-22.76%	1,462	2008
	14.909699	15.298564	2.61%	1,462	2007
	13.685516	14.909699	8.95%	31	2006
	13.507495	13.685516	1.32%	88	2005
	12.444145	13.507495	8.54%	47	2004
	10.519093	12.444145	18.30%	0	2003
	10.866781	10.519093	-3.20%	0	2002
	10.074666	10.866781	7.86%	0	2001

Ivy Funds Variable Insurance Portfolios, Inc. - International Core Equity - Q/NQ	14.056891	15.845652	12.73%	1,162	2010
	10.387686	14.056891	35.32%	1,162	2009
	18.209601	10.387686	-42.95%	1,162	2008
	16.774794	18.209601	8.55%	1,162	2007
	13.098654	16.774794	28.07%	535	2006
	11.926028	13.098654	9.83%	0	2005
	10.000000	11.926028	19.26%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - International Growth - Q/NQ	10.350505	11.738553	13.41%	190	2010
	8.256069	10.350505	25.37%	404	2009
	14.444150	8.256069	-42.84%	37	2008
	12.053681	14.444150	19.83%	101	2007
	10.083529	12.053681	19.54%	680	2006
	8.762162	10.083529	15.08%	0	2005
	7.779518	8.762162	12.63%	0	2004
	6.304344	7.779518	23.40%	0	2003
	7.796236	6.304344	-19.14%	0	2002
	10.147803	7.796236	-23.17%	0	2001

94

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Ivy Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth - Q/NQ	11.171963	15.547749	39.17%	0	2010
	8.003237	11.171963	39.59%	0	2009
	15.588775	8.003237	-48.66%	0	2008
	14.817761	15.588775	5.20%	0	2007
	13.358941	14.817761	10.92%	0	2006
	11.186397	13.358941	19.42%	0	2005
	10.000000	11.186397	11.86%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth - Q/NQ	12.359027	16.064261	29.98%	0	2010
	8.529179	12.359027	44.90%	0	2009
	13.537212	8.529179	-36.99%	0	2008
	12.167455	13.537212	11.26%	0	2007
	11.344145	12.167455	7.26%	0	2006
	10.000000	11.344145	13.44%	0	2005*

Ivy Funds Variable Insurance Portfolios, Inc. - Money Market - Q/NQ	11.026382	10.902264	-1.13%	262	2010
	11.047768	11.026382	-0.19%	262	2009
	10.942913	11.047768	0.96%	262	2008
	10.587809	10.942913	3.35%	0	2007
	10.272515	10.587809	3.07%	0	2006
	10.144352	10.272515	1.26%	0	2005
	10.196865	10.144352	-0.51%	0	2004
	10.267819	10.196865	-0.69%	0	2003
	10.275484	10.267819	-0.07%	0	2002
	10.040129	10.275484	2.34%	0	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Real Estate Securities - Q/NQ	11.154422	14.162571	26.97%	90	2010
	9.132678	11.154422	22.14%	191	2009
	14.451912	9.132678	-36.81%	14	2008
	17.428504	14.451912	-17.08%	35	2007
	13.559914	17.428504	28.53%	237	2006
	12.382955	13.559914	9.50%	0	2005
	10.000000	12.382955	23.83%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Science and Technology - Q/NQ	13.216844	14.723734	11.40%	208	2010
	9.300091	13.216844	42.12%	407	2009
	14.238658	9.300091	-34.68%	74	2008
	11.588637	14.238658	22.87%	151	2007
	10.873008	11.588637	6.58%	923	2006
	9.386064	10.873008	15.84%	293	2005
	8.172078	9.386064	14.86%	182	2004
	6.340194	8.172078	28.89%	30	2003
	8.442316	6.340194	-24.90%	0	2002
	9.701363	8.442316	-12.98%	0	2001

95

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Growth - Q/NQ	11.870403	15.111435	27.30%	124	2010
	8.918006	11.870403	33.11%	236	2009
	14.840515	8.918006	-39.91%	44	2008
	13.233103	14.840515	12.15%	77	2007
	12.749111	13.233103	3.80%	447	2006
	11.430870	12.749111	11.53%	238	2005
	10.122782	11.430870	12.92%	147	2004
	7.546353	10.122782	34.14%	25	2003
	9.766240	7.546353	-22.73%	0	2002
	10.080492	9.766240	-3.12%	0	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Value - Q/NQ	11.784563	14.718680	24.90%	248	2010
	9.235729	11.784563	27.60%	343	2009
	12.655021	9.235729	-27.02%	179	2008
	13.361412	12.655021	-5.29%	46	2007
	11.573723	13.361412	15.45%	310	2006
	11.247156	11.573723	2.90%	0	2005
	10.000000	11.247156	12.47%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Value - Q/NQ	12.000501	14.074640	17.28%	96	2010
	9.591048	12.000501	25.12%	96	2009
	14.667394	9.591048	-34.61%	96	2008
	14.570214	14.667394	0.67%	96	2007
	12.616841	14.570214	15.48%	96	2006
	12.228753	12.616841	3.17%	96	2005
	10.790735	12.228753	13.33%	96	2004
	8.729604	10.790735	23.61%	97	2003

96

Maximum Optional Benefits Elected (Total 2.80%)
(Variable account charges of 2.80% of the daily net assets of the variable account)
Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	19.652954	20.760351	5.63%	0	2010
	16.168989	19.652954	21.55%	0	2009
	22.417819	16.168989	-27.87%	0	2008
	16.005782	22.417819	40.06%	0	2007
	13.704227	16.005782	16.79%	0	2006
	11.343944	13.704227	20.81%	0	2005
	10.300721	11.343944	10.13%	0	2004
	9.506527	10.300721	8.35%	0	2003

Ivy Funds Variable Insurance Portfolios, Inc. - Balanced - Q/NQ	10.570796	12.032915	13.83%	0	2010
	9.604960	10.570796	10.06%	0	2009
	12.508307	9.604960	-23.21%	0	2008
	11.323087	12.508307	10.47%	0	2007
	10.474097	11.323087	8.11%	0	2006
	10.260460	10.474097	2.08%	0	2005
	9.690154	10.260460	5.89%	0	2004
	8.370998	9.690154	15.76%	0	2003

Ivy Funds Variable Insurance Portfolios, Inc. - Bond - Q/NQ	11.681880	12.040709	3.07%	0	2010
	11.214898	11.681880	4.16%	0	2009
	11.502043	11.214898	-2.50%	0	2008
	11.200188	11.502043	2.70%	0	2007
	11.052868	11.200188	1.33%	0	2006
	11.189734	11.052868	-1.22%	0	2005
	11.082030	11.189734	0.97%	0	2004
	10.943352	11.082030	1.27%	0	2003

Ivy Funds Variable Insurance Portfolios, Inc. - Core Equity - Q/NQ	8.448798	9.928474	17.51%	0	2010
	7.008546	8.448798	20.55%	0	2009
	11.054510	7.008546	-36.60%	0	2008
	9.975291	11.054510	10.82%	0	2007
	8.771760	9.975291	13.72%	0	2006
	8.278115	8.771760	5.96%	0	2005
	7.772745	8.278115	6.50%	0	2004
	6.819099	7.772745	13.98%	0	2003

Ivy Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities - Q/NQ	10.797206	12.213336	13.12%	0	2010
	9.423117	10.797206	14.58%	0	2009
	15.128349	9.423117	-37.71%	0	2008
	13.337066	15.128349	13.43%	0	2007
	11.836465	13.337066	12.68%	0	2006
	10.772620	11.836465	9.88%	0	2005
	10.000000	10.772620	7.73%	0	2004*

97

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Ivy Funds Variable Insurance Portfolios, Inc. - Energy - Q/NQ	9.610222	11.392391	18.54%	0	2010
	7.038022	9.610222	36.55%	0	2009
	13.446447	7.038022	-47.66%	0	2008
	9.144739	13.446447	47.04%	0	2007
	10.000000	9.144739	-8.55%	0	2006*

Ivy Funds Variable Insurance Portfolios, Inc. - Global Natural Resources - Q/NQ	13.071587	14.874127	13.79%	0	2010
	7.744754	13.071587	68.78%	0	2009
	20.676931	7.744754	-62.54%	0	2008
	14.825960	20.676931	39.46%	0	2007
	12.153472	14.825960	21.99%	0	2006
	10.000000	12.153472	21.53%	0	2005*

Ivy Funds Variable Insurance Portfolios, Inc. - Growth - Q/NQ	8.597336	9.408117	9.43%	0	2010
	6.960452	8.597336	23.52%	0	2009
	10.979339	11.237671	19.46%	0	2008
	9.190708	10.979339	19.46%	0	2007
	9.001334	9.190708	2.10%	0	2006
	8.325002	9.001334	8.12%	0	2005
	8.290621	8.325002	0.41%	0	2004
	6.931091	8.290621	19.61%	0	2003

Ivy Funds Variable Insurance Portfolios, Inc. - High Income - Q/NQ	13.925222	15.546743	11.64%	0	2010
	9.784136	13.925222	42.32%	0	2009
	12.875368	9.784136	-24.01%	0	2008
	12.755755	12.875368	0.94%	0	2007
	11.900546	12.755755	7.19%	0	2006
	11.938557	11.900546	-0.32%	0	2005
	11.179707	11.938557	6.79%	0	2004
	9.605697	11.179707	16.39%	0	2003

Ivy Funds Variable Insurance Portfolios, Inc. - International Core Equity - Q/NQ	12.815641	14.212861	10.90%	0	2010
	9.626346	12.815641	33.13%	0	2009
	17.153451	9.626346	-43.88%	0	2008
	16.063325	17.153451	6.79%	0	2007
	12.748863	16.063325	26.00%	0	2006
	11.798026	12.748863	8.06%	0	2005
	10.000000	11.798026	17.98%	0	2004*

98

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Ivy Funds Variable Insurance Portfolios, Inc. - International Growth - Q/NQ	9.610451	10.723001	11.58%	0	2010
	7.791929	9.610451	23.34%	0	2009
	13.857069	7.791929	-43.77%	0	2008
	11.755038	13.857069	17.88%	0	2007
	9.995073	11.755038	17.61%	0	2006
	8.827805	9.995073	13.22%	0	2005
	7.966760	8.827805	10.81%	0	2004
	6.562269	7.966760	21.40%	0	2003

Ivy Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth - Q/NQ	10.185138	13.945237	36.92%	0	2010
	7.416376	10.185138	37.33%	0	2009
	14.684333	7.416376	-49.49%	0	2008
	14.189117	14.684333	3.49%	0	2007
	13.002256	14.189117	9.13%	0	2006
	11.066232	13.002256	17.49%	0	2005
	10.000000	11.066232	10.66%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth - Q/NQ	11.467602	14.664542	27.88%	0	2010
	8.044204	11.467602	42.56%	0	2009
	12.978190	8.044204	-38.02%	0	2008
	11.858028	12.978190	9.45%	0	2007
	11.237173	11.858028	5.53%	0	2006
	10.000000	11.237173	12.37%	0	2005*

Ivy Funds Variable Insurance Portfolios, Inc. - Money Market - Q/NQ	9.417230	9.160439	-2.73%	0	2010
	9.590812	9.417230	-1.81%	0	2009
	9.656159	9.590812	-0.68%	0	2008
	9.497453	9.656159	1.67%	0	2007
	9.365891	9.497453	1.40%	0	2006
	9.400865	9.365891	-0.37	0	2005
	9.605078	9.400865	-2.13%	0	2004
	9.831120	9.605078	-2.30%	0	2003

Ivy Funds Variable Insurance Portfolios, Inc. - Real Estate Securities - Q/NQ	10.210136	12.754096	24.92%	0	2010
	8.497343	10.210136	20.16%	0	2009
	13.669019	8.497343	-37.84%	0	2008
	16.757405	13.669019	-18.43%	0	2007
	13.251580	16.757405	26.46%	0	2006
	12.299980	13.251580	7.74%	0	2005
	10.000000	12.299980	23.00%	0	2004*

99

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Ivy Funds Variable Insurance Portfolios, Inc. - Science and Technology - Q/NQ	13.090188	14.346713	9.60%	0	2010
	9.362521	13.090188	39.81%	0	2009
	14.570724	9.362521	-35.74%	0	2008
	12.055072	14.570724	20.87%	0	2007
	11.496340	12.055072	4.86%	0	2006
	10.086950	11.496340	13.97%	0	2005
	8.926830	10.086950	13.00%	0	2004
	7.039641	8.926830	26.81%	0	2003

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Growth - Q/NQ	10.409485	13.037331	25.24%	0	2010
	7.949149	10.409485	30.95%	0	2009
	13.446624	7.949149	-40.88%	0	2008
	12.188637	13.446624	10.32%	0	2007
	11.935708	12.188637	2.12%	0	2006
	10.877102	11.935708	9.73%	0	2005
	9.790918	10.877102	11.09%	0	2004
	7.418922	9.790918	31.97%	0	2003

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Value - Q/NQ	10.743728	13.201648	22.88%	0	2010
	8.558615	10.743728	25.53%	0	2009
	11.920731	8.558615	-28.20%	0	2008
	12.794570	11.920731	-6.83%	0	2007
	11.264615	12.794570	13.58%	0	2006
	11.126396	11.264615	1.24%	0	2005
	10.000000	11.126396	11.26%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Value - Q/NQ	10.416479	12.019229	15.39%	0	2010
	8.462112	10.416479	23.10%	0	2009
	13.154524	8.462112	-35.67%	0	2008
	13.283672	13.154524	-0.97%	0	2007
	11.691521	13.283672	13.62%	0	2006
	11.517861	11.691521	1.51%	0	2005
	10.330666	11.517861	11.49%	0	2004
	8.494827	10.330666	21.61%	0	2003

100

Appendix C: Contract Types and Tax Information

Type of Contracts

The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code (the "Code") .  Following is a general description of the various contract types.  Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.

Non-Qualified Contracts

A Non-Qualified Contract is a contract that does not qualify for certain tax benefits under the Code, and which is not an IRA, a Roth IRA, a SEP IRA, or a Tax Sheltered Annuity.

Upon the death of the owner of a Non-Qualified Contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.

Non-Qualified contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed.  Non-Qualified contracts that are owned by nonnatural persons, such as trusts, corporations and partnerships are generally subject to current income tax on the income earned inside the contract, unless the non-natural person owns the contract as an "agent" of a natural person.

Individual Retirement Annuities (IRAs)

IRAs are contracts that satisfy the provisions of Section 408(b) of the Code, including the following requirements:

•	the contract is not transferable by the owner;

•	the premiums are not fixed;

•
if the Contract Owner is younger than age 50, the annual premium cannot exceed $5,000; if the Contract Owner is age 50 or older, the annual premium cannot exceed $6,000 (although rollovers of greater amounts from Qualified plans, Tax Sheltered Annuities and other IRAs can be received);

•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½;

•	the entire interest of the owner in the contract is nonforfeitable; and

•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.

IRAs may receive rollover contributions from other Individual Retirement Accounts, other Individual Retirement Annuities, Tax Sheltered Annuities, certain 457 governmental plans and qualified retirement plans (including 401(k) plans).

When the owner of an IRA attains the age of 70½, the Code requires that certain minimum distributions be made.  In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire Contract Value within the required statutory period.  Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the Contract Value.

Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.

For further details regarding IRAs, please refer to the disclosure statement provided when the IRA was established and the annuity contract's IRA endorsement.

As used herein, the term "individual retirement plans" shall refer to both individual retirement annuities and individual retirement accounts that are described in Section 408 of the Code.

Roth IRAs

Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Code, including the following requirements:

•	the contract is not transferable by the owner;

•	the premiums are not fixed;

•
if the Contract Owner is younger than age 50, the annual premium cannot exceed $5,000; if the Contract Owner is age 50 or older, the annual premium cannot exceed $6,000 (although rollovers of greater amounts from other Roth IRAs and other individual retirement plans can be received);

•	the entire interest of the owner in the contract is nonforfeitable; and

•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

A Roth IRA can receive a rollover from an individual retirement plan or another eligible retirement plan; however, the amount rolled over from the individual retirement plan or another eligible retirement plan to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.

There are income limitations on eligibility to participate in a Roth IRA and additional income limitations for eligibility to rollover amounts from an individual retirement plan or to another eligible retirement plan to a Roth IRA.

For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract's IRA endorsement.

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Simplified Employee Pension IRAs (SEP IRA)

A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.

An employee may make deductible contributions to a SEP IRA subject to the same restrictions and limitations as an IRA.  In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Code and the written plan.

A SEP IRA plan must satisfy:

•	minimum participation rules;

•	top-heavy contribution rules;

•	nondiscriminatory allocation rules; and

•	requirements regarding a written allocation formula.

In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.

When the owner of a SEP IRA attains the age of 70½, the Code requires that certain minimum distributions be made.  Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the Contract Value.  In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire Contract Value within the required statutory period.

Tax Sheltered Annuities

Certain tax-exempt organizations (described in Section 501(c)(3) of the Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees.  These annuity contracts are often referred to as Tax Sheltered Annuities.

Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts.  These amounts should be set forth in the plan adopted by the employer.

Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).

The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred.

When the owner of a Tax Sheltered Annuity attains the age of 70½, the Code requires that certain minimum distributions be made.  Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the Contract Value.  In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire Contract Value within the required statutory period.

Final 403(b) Regulations issued by the Internal Revenue Service impose certain restrictions on non-taxable transfers or exchanges of one 403(b) Tax Sheltered Annuity contract for another.  Nationwide will no longer issue or accept applications for new and/or in-service transfers to new or existing Nationwide individual 403(b) Tax Sheltered Annuity contracts used for salary reduction plans not subject to ERISA.  Nationwide will continue to accept applications and in-service transfers for individual 403(b) Tax Sheltered Annuity contracts used for 403(b) plans that are subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.

Commencing in 2009, Tax Sheltered Annuities must be issued pursuant to a written plan, and the plan must satisfy various administrative requirements.  You should check with your employer to ensure that these requirements will be satisfied in a timely manner.

Investment Only (Qualified Plans)

Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan.  The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.

Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.

Federal Tax Considerations

Federal Income Taxes

The tax consequences of purchasing a contract described in this prospectus will depend on:

•	the type of contract purchased;

•	the purposes for which the contract is purchased; and

•	the personal circumstances of individual investors having interests in the contracts.

Existing tax rules are subject to change, and may affect individuals differently depending on their situation.  Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.

Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment.  In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment.  The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment.  The revenue

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ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment.  Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Code, Nationwide will take whatever steps are available to remain in compliance.

If the contract is purchased as an investment of certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401 and 408(a), of the Code), tax advantages enjoyed by the Contract Owner and/or Annuitant may relate to participation in the plan rather than ownership of the annuity contract.  Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.

The following is a brief summary of some of the federal income tax considerations related to the types of contracts sold in connection with this prospectus .  In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes.  Nothing in this prospectus should be considered to be tax advice.   Purchasers and prospective purchasers of the contract should consult a financial consultant, tax advisor or legal counsel to discuss the taxation and use of the contracts.

IRAs and SEP IRAs

Distributions from IRAs and SEP IRAs are generally taxed as ordinary income when received.  If any of the amounts contributed to the Individual Retirement Annuity were non - deductible for federal income tax purposes, then a portion of each distribution is excludable from income.

If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to the regular income tax, and an additional penalty tax of 10% is generally applicable.  The 10% penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

•	used for qualified higher education expenses; or

•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the Contract Owner dies before the contract is completely distributed, the balance will be included in the Contract Owner's gross estate for tax purposes.

Roth IRAs

Distributions of earnings from Roth IRAs are taxable or non - taxable depending upon whether they are "qualified distributions" or "non-qualified distributions."  A "qualified distribution"satisfies the 5 -year rule and meets 1 of the following requirements:

•	it is made on or after the date on which the Contract Owner attains age 59½;

•	it is made to a beneficiary (or the Contract Owner's estate) on or after the death of the Contract Owner;

•	it is attributable to the Contract Owner's disability; or

•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.

The 5 -year rule generally is satisfied if the distribution is not made within the 5- year period beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner.

A qualified distribution is not included in gross income for federal income tax purposes.

A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA.  Any non-qualified distribution in excess of total contributions is includable in the Contract Owner's gross income as ordinary income in the year that it is distributed to the Contract Owner.

Special rules apply for Roth IRAs that have proceeds received from an individual retirement plan prior to January 1, 1999 if the owner elected the special 4-year income averaging provisions that were in effect for 1998.

If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%.  The penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

•	for qualified higher education expenses; or

•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the Contract Owner dies before the contract is completely distributed, the balance will be included in the Contract Owner's gross estate for tax purposes.

Tax Sheltered Annuities

Distributions from Tax Sheltered Annuities are generally taxed when received.  A portion of each distribution after the Annuitization Date is excludable from income based on a formula established pursuant to the Code.  The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full

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investment in the contract is recovered.  Thereafter all distributions are fully taxable.

If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%.  The penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or

•	made to the owner after separation from service with his or her employer after age 55.

A loan from a Tax Sheltered Annuity generally is not considered to be a distribution, and is therefore generally not taxable.  However, if the loan is not repaid in accordance with the repayment schedule, the entire balance of the loan would be treated as being in default, and the defaulted amount would be treated as being distributed to the participant as a taxable distribution.

If the Contract Owner dies before the contract is completely distributed, the balance will be included in the Contract Owner's gross estate for tax purposes.

Non-Qualified Contracts - Natural Persons as Contract Owners

Generally, the income earned inside a non-qualified annuity contract that is owned by a natural person is not taxable until it is distributed from the contract.

Distributions before the Annuitization Date are taxable to the Contract Owner to the extent that the cash value of the contract exceeds the Contract Owner's investment in the contract at the time of the distribution.  In general, the investment in the contract is equal to the purchase payments made with after-tax dollars.  Distributions, for this purpose, include full and partial surrenders, any portion of the contract that is assigned or pledged, amounts borrowed from the contract, or any portion of the contract that is transferred by gift.  For these purposes, a transfer by gift may occur upon annuitization if the Contract Owner and the Annuitant are not the same individual.

With respect to annuity distributions on or after the Annuitization Date, a portion of each annuity payment is excludable from taxable income.  The amount excludable from each annuity payment is determined by multiplying the annuity payment by a fraction which is equal to the Contract Owner's investment in the contract, divided by the expected return on the contract.  Once the entire investment in the contract is recovered, all distributions are fully includable in income.  The maximum amount excludable from income is the investment in the contract.  If the Annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the Annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.

In determining the taxable amount of a distribution, all annuity contracts issued after October 21, 1988 by the same company to the same Contract Owner during the same calendar year will be treated as one annuity contract.

A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982.  For those contracts, distributions that are made prior to the Annuitization Date are treated first as a recovery of the investment in the contract as of that date.  A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.

The Code imposes a penalty tax if a distribution is made before the Contract Owner reaches age 59½.  The amount of the penalty is 10% of the portion of any distribution that is includable in gross income.  The penalty tax does not apply if the distribution is:

•	the result of a Contract Owner's death;

•	the result of a Contract Owner's disability (as defined in the Code);

•
one of a series of substantially equal periodic payments made over the life (or life expectancy) of the Contract Owner or the joint lives (or joint life expectancies) of the Contract Owner and the beneficiary selected by the Contract Owner to receive payment under the annuity payment option selected by the Contract Owner; or

•	is allocable to an investment in the contract before August 14, 1982.

If the Contract Owner dies before the contract is completely distributed, the balance will be included in the Contract Owner's gross estate for tax purposes.

Non-Qualified Contracts - Non-Natural Persons as Contract Owners

The previous discussion related to the taxation of non-qualified contracts owned by individuals.  Different rules (the so-called "non-natural persons" rules) apply if the Contract Owner is not a natural person.

Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts under the Code.  Therefore, income earned under a non - qualified contract that is owned by a non-natural person is taxed as ordinary income during the taxable year that it is earned.  Taxation is not deferred, even if the income is not distributed out of the contract.  The income is taxable as ordinary income, not capital gain.

The non-natural persons rules do not apply to all entity-owned contracts.  For purposes of the non-natural persons rule, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual.  This would cause the contract to be treated as an annuity under the Code, allowing tax deferral.  However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.

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The non-natural persons rules also do not apply to contracts that are:

•	acquired by the estate of a decedent by reason of the death of the decedent;

•	issued in connection with certain qualified retirement plans and individual retirement plans;

•	purchased by an employer upon the termination of certain qualified retirement plans; or

•	immediate annuities within the meaning of Section 72(u) of the ICode.

If the Annuitant dies before the contract is completely distributed, the balance may be included in the Annuitant's gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the Annuitant.

Exchanges

As a general rule, federal income tax law treats exchanges of property in the same manner as a sale of the property.  However, pursuant to Section 1035 of the Code, an annuity contract may be exchanged tax-free for another annuity, provided that the obligee (the person to whom the annuity obligation is owed) is the same for both contracts.  If the exchange includes the receipt of property in addition to another annuity contract, such as cash, special rules may cause a portion of the transaction to be taxable.

Tax Treatment of a Partial 1035 Exchange With Subsequent Withdrawal

In March 2008, the IRS issued Rev. Proc. 2008-24, which addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract, sometimes referred to as a "partial exchange."  A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under Section 1035 of the Code if, for a period of at least 12 months from the date of the direct transfer, there are no distributions or surrenders from either annuity contract involved in the exchange.  In addition, the tax-free status of the exchange may still be preserved despite a distribution or surrender from either contract if the Contract Owner can show that between the date of the direct transfer and the distribution or surrender, one of the conditions described under Section 72(q)(2) of the Code that would exempt the distribution from the 10% early distribution penalty (such as turning age 59½, or becoming disabled; but not a series of substantially equal periodic payments or an immediate annuity) or "other similar life event" such as divorce or loss of employment occurred.  Absent a showing of such an occurrence, Rev. Proc. 2008-24 concludes that the direct transfer would fail to qualify as a tax-free 1035 exchange, and the full amount transferred from the original contract would be treated as a taxable distribution, followed by the purchase of a new annuity contract.  Rev. Proc. 2008-24 applies to direct transfers completed on or after June 30, 2008.  Please discuss any tax consequences concerning any contemplated or completed transactions with a professional tax advisor.

Same-Sex Marriages, Domestic Partnership and Other Similar Relationships

Pursuant to Section 3 of the federal Defense of Marriage Act ("DOMA"), same-sex marriages currently are not recognized for purposes of federal law.  Therefore, the favorable income-deferral options afforded by federal tax law to an opposite-sex spouse under Code Sections 72(s) and 401(a)(9) are currently NOT available to a same-sex spouse. Same-sex spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax advisor.  To the extent that an annuity contract or certificate accords to spouses other rights or benefits that are not affected by DOMA, same-sex spouses remain entitled to such rights or benefits to the same extent as any annuity holder's spouse.

Withholding

Pre-death distributions from the contracts are subject to federal income tax.  Nationwide will withhold the tax from the distributions unless the Contract Owner requests otherwise.  If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:

•
the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in Section 401(a), an eligible deferred compensation plan described in Section 457(b) which is maintained by an eligible employer described in Section 457(e)(1)(A) or individual retirement plan ; or

•	the distribution satisfies the minimum distribution requirements imposed by the Code.

In addition, under some circumstances, the Code will not permit Contract Owners to waive withholding.  Such circumstances include:

•	if the payee does not provide Nationwide with a taxpayer identification number; or

•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.

If a Contract Owner is prohibited from waiving withholding, as described above, the distribution will be subject to mandatory back-up withholding.  The mandatory back-up withholding rate is established by Section 3406 of the Code and is applied against the amount of income that is distributed.

Non-Resident Aliens

Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.

Nationwide is required to withhold this amount and send it to the Internal Revenue Service.  Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies.  In order to obtain the benefits of such a treaty, the non-resident alien must:

(1)	provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and

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(2)	provide Nationwide with an individual taxpayer identification number.

If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.

Another exemption from the 30% withholding rate is for the non-resident alien to provide Nationwide with sufficient evidence that:

(1)	the distribution is connected to the non-resident alien's conduct of business in the United States;

(2)	the distribution is includable in the non-resident alien's gross income for United States federal income tax purposes; and

(3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.

Note that for the preceding exemption, the distributions would be subject to the same withholding rules that are applicable to payments to United States persons, including back-up withholding, which is currently at a rate of 28%, if a correct taxpayer identification number is not provided.

This prospectus does not address any tax matters that may arise by reason of application of the laws of a non-resident alien's country of citizenship and/or country of residence.  Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the applicability of laws of those jurisdictions to the purchase or ownership of a contract.

Federal Estate, Gift and Generation Skipping Transfer Taxes

The following transfers may be considered a gift for federal gift tax purposes:

•	a transfer of the contract from one Contract Owner to another; or

•	a distribution to someone other than a Contract Owner.

Upon the Contract Owner's death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.

Section 2612 of the Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any.  A direct skip is when property is transferred to, or a death benefit or other distribution is made to:

a)	an individual who is 2 or more generations younger than the Contract Owner; or

b)	certain trusts, as described in Section 2613 of the Code (generally, trusts that have no beneficiaries who are not two or more generations younger than the Contract Owner).

If the Contract Owner is not an individual, then for this purpose only, "Contract Owner" refers to any person:

•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or

•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.

If a transfer is a direct skip, Nationwide may be required to deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.

Charge for Tax

Nationwide is not required to maintain a capital gain reserve liability on non - qualified contracts .  If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.

Diversification

Code Section 817(h) contains rules on diversification requirements for variable annuity contracts.  A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:

•	the failure to diversify was accidental;

•	the failure is corrected; and

•	a fine is paid to the Internal Revenue Service.

The amount of the fine will be the amount of tax that would have been paid by the Contract Owner if the income, for the period the contract was not diversified, had been received by the Contract Owner.

If the violation is not corrected, the Contract Owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract.  Nationwide believes that the investments underlying this contract meet these diversification requirements.

Required Distributions

The Internal Revenue Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus.  Following is an overview of the required distribution rules applicable to each type of contract.  Please consult a qualified tax or financial advisor for more specific required distribution information.

Required Distributions - General Information

In general, a beneficiary is an individual or other entity that the Contract Owner designates to receive death proceeds upon the Contract Owner's death.  The distribution rules in the Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the Annuitant, or that are made from non - qualified contracts after the death of the Contract Owner.  A designated beneficiary is a natural person who is designated by the Contract Owner as the beneficiary under the contract.  Non-natural beneficiaries (e.g. charities or certain trusts) are

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not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is 0 .

Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.

Required distributions paid upon the death of the Contract Owner are paid to the beneficiary or beneficiaries stipulated by the Contract Owner.  How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries.  For n on- q ualified c ontracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the Contract Owner's death.  For contracts other than n on- qualified contracts , the beneficiaries used in the determination of the distribution period do not have to be determined until September 30 of the year following the Contract Owner's death.  If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period.  Any beneficiary that is not a designated beneficiary has a life expectancy of 0 .

Required Distributions for Non-Qualified Contracts

Code Section 72(s) requires Nationwide to make certain distributions when a Contract Owner dies.  The following distributions will be made in accordance with the following requirements:

(1)
If any Contract Owner dies on or after the Annuitization Date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the Contract Owner's death.

(2)
If any Contract Owner dies before the Annuitization Date, then the entire interest in the contract (consisting of either the death benefit or the Contract Value reduced by charges set forth elsewhere in the contract) will be distributed within 5 years of the Contract Owner's death, provided however:

(a)
any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary.  Payments must begin within one year of the Contract Owner's death unless otherwise permitted by federal income tax regulations; and

(b)
if the designated beneficiary is the surviving spouse of the deceased Contract Owner, the spouse can choose to become the Contract Owner instead of receiving a death benefit.  Any distributions required under these distribution rules will be made upon that spouse's death.

In the event that the Contract Owner is not a natural person (e.g., a trust or corporation), for purposes of these distribution provisions:

(a)	the death of the Annuitant will be treated as the death of a Contract Owner;

(b)	any change of Annuitant will be treated as the death of a Contract Owner; and

(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.

These distribution provisions do not apply to any contract exempt from Section 72(s) of the Code by reason of Section 72(s)(5) or any other law or rule.

Required Distributions for Tax Sheltered Annuities, IRAs, SEP IRAs and Roth IRAs

Distributions from a Tax Sheltered Annuity, IRA or SEP IRA must begin no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70½.  Distributions may be paid in a lump sum or in substantially equal payments over:

(a)	the life of the Contract Owner or the joint lives of the Contract Owner and the Contract Owner's designated beneficiary; or

(b)
a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the Contract Owner and a person 10 years younger than the Contract Owner.  If the designated beneficiary is the spouse of the Contract Owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the Contract Owner and the Contract Owner's spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-9.

For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the Contract Owner.

For IRAs and SEP IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA or SEP IRA of the Contract Owner.

If the Contract Owner's entire interest in a Tax Sheltered Annuity, IRA or SEP IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date.  The required beginning date is April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70½.  The rules for Roth IRAs do not require distributions to begin during the Contract Owner's lifetime, therefore, the required beginning date is not applicable to Roth IRAs.

Due to recent changes in Treasury Regulations, the amount used to compute the minimum distribution requirement may exceed the Contract Value.

If the Contract Owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, IRA or SEP IRA) or before the entire Contract Value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a)	if the designated beneficiary is the Contract Owner's spouse, the applicable distribution period is the

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(b)
surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the Contract Owner's death.  For calendar years after the death of the Contract Owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by 1 for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

(c)
if the designated beneficiary is not the Contract Owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the Contract Owner's death, reduced by 1 for each calendar year that elapsed thereafter; and

(d)	if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the 5 th year following the Contract Owner's death.

If the Contract Owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, IRA or SEP IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a)
if the designated beneficiary is the Contract Owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the Contract Owner's death.  For calendar years after the death of the Contract Owner's surviving spouse, the applicable distribution period is the greater of (a) the Contract Owner's remaining life expectancy using the Contract Owner's birthday in the calendar year of the Contract Owner's death, reduced by 1 for each year thereafter; or (b) the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by 1 for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

(b)
if the designated beneficiary is not the Contract Owner's surviving spouse, the applicable distribution period is the greater of (a) the Contract Owner's remaining life expectancy using the Contract Owner's birthday in the calendar year of the Contract Owner's death, reduced by 1 for each year thereafter; or (b) the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the Contract Owner's death, reduced by 1 for each calendar year that elapsed thereafter; and

(c)
if there is no designated beneficiary, the applicable distribution period is the Contract Owner's remaining life expectancy using the Contract Owner's birthday in the calendar year of the Contract Owner's death, reduced by 1 for each year thereafter.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

For IRA and SEP IRAs, all or a portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates.  The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution.  The owner of an IRA or SEP IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non- taxable distributions for all years, and the total balance of all IRAs or SEP IRAs.

Distributions from Roth IRAs may be either taxable or non - taxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."

Tax Changes

The foregoing tax information is based on Nationwide's understanding of federal tax laws.  It is NOT intended as tax advice.   All information is subject to change without notice.   You should consult with your personal tax and/or financial advisor for more information.

In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted.  EGTRRA made numerous changes to the Code, including the following:

•	generally lowering federal income tax rates;

•	increasing the amounts that may be contributed to various retirement plans, such as individual retirement plans, Tax Sheltered Annuities and Qualified Plans;

•
increasing the portability of various retirement plans by permitting individual retirement plans, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;

•	eliminating and/or reducing the highest federal estate tax rates;

•	increasing the estate tax credit; and

•	for persons dying after 2009, repealing the estate tax.

In 2006, the Pension Protection Act of 2006 made permanent the EGTRRA provisions noted above that increase the amounts that may be contributed to various retirement plans and that increase the portability of various retirement plans.  However, all of the other changes resulting from EGTRRA were scheduled to "sunset," or become ineffective, after December 31, 2010 unless they were extended by additional legislation.  The sunset date for many of these provisions was extended to December 31, 2012 by the Tax Relief, Unemployment Insurance Reauthorization, and Job Creation Act of 2010.  However, if these changes are not further extended )or modified) by new legislation, the Code  will be restored to its pre-EGTRRA form after December 31, 2012.  This creates uncertainty as to future tax requirements and implications.  Please consult a qualified tax or financial advisor for further information relating to EGTRRA and other tax issues.

108

saipart1.htm
STATEMENT OF ADDITIONAL INFORMATION

May 1, 2011

Individual Modified Single Premium Deferred Variable Annuity Contracts

Issued by Nationwide Life Insurance Company through its Nationwide Variable Account-9

This Statement of Additional Information is not a prospectus. It contains additional information than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2011 .  The prospectus may be obtained from Nationwide Life Insurance Company by writing 5100 Rings Road, RR1-04-F4, Dublin, Ohio 43017-1522, or calling 1-800-848-6331, TDD 1-800-238-3035.

General Information and History

Nationwide Variable Account-9 is a separate investment account of Nationwide Life Insurance Company ("Nationwide").  Nationwide is a member of the Nationwide group of companies.  Nationwide is a stock life insurance company organized under the laws of the State of Ohio in March of 1929 with its Home Office at One Nationwide Plaza, Columbus, Ohio 43215.  Nationwide provides life insurance, annuities and retirement products.  Nationwide is admitted to do business in all states, the District of Columbia and Puerto Rico.  Nationwide is a member of the Nationwide group of companies and all of its common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company.  Nationwide Corporation owns all of NFS's common stock and is a holding company, as well.  All of Nationwide Corporation's common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies.  The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $ 148.7 billion as of December 31, 2010 .

Services

Nationwide, which has responsibility for administration of the contracts and the Variable Account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each Contract Owner and the number and type of contract issued to each Contract Owner and records with respect to the Contract Value.

The custodian of the assets of the Variable Account is Nationwide.  Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds.  Nationwide, or its affiliates may have entered into agreements with the underlying mutual funds and/or their affiliates.  The agreements relate to services furnished by Nationwide or an affiliate of Nationwide.  Some of the services provided include distribution of underlying fund prospectuses, semi-annual and annual fund reports, proxy materials and fund communications, as well as maintaining the websites and voice response systems necessary for Contract Owners to execute trades in the funds.  Nationwide also acts as a limited agent for the fund for purposes of accepting the trades.

See "Underlying Mutual Fund Payments" located in the prospectus.

Distribution, Promotional and Sales Expenses

In addition to or partially in lieu of commission, Nationwide may pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products.  How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities, such as training and education, that may contribute to the promotion and marketing of Nationwide's products.  Nationwide makes certain assumptions about the amount of marketing allowance it will pay and takes these assumptions into consideration when it determines the charges that will be assessed under the contracts.  For the contracts described in the prospectus, Nationwide assumed 0.75% (of the daily net assets of the Variable Account) for marketing allowance when determining the charges for the contracts.  The actual amount of the marketing allowance may be higher or lower than this assumption.  If the actual amount of marketing allowance paid is more than what was assumed, Nationwide will fund the difference.  Nationwide generally does not profit from any excess marketing allowance if the amount assumed was higher than what is actually paid.  Any excess would be spent on additional marketing for the contracts.  For more information about marketing allowance or how a particular selling firm uses marketing allowances, please consult with your registered representative.

Independent Registered Public Accounting Firm

The financial statements of Nationwide Variable Account-9 and the consolidated financial statements and schedules of Nationwide Life Insurance Company and subsidiaries for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.  The audit report of KPMG LLP covering the consolidated financial statements and schedules of Nationwide Life Insurance Company and subsidiaries contains an explanatory paragraph that states that Nationwide Life Insurance Company and subsidiaries changed its method of evaluating other-than-temporary impairments of debt securities due to the adoption of new accounting requirements issued by the FASB, as of January 1, 2009.  KPMG LLP is located at 191 West Nationwide Blvd., Columbus, Ohio 43215.

Purchase of Securities Being Offered

The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold.  Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the Financial Industry Regulatory Authority ("FINRA").

Underwriters

The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide.  For contracts issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation.  During the fiscal years ended December 31, 2009, 2008 and 2007, no underwriting commissions have been paid by Nationwide to NISC.

The contracts, which are offered continuously, are distributed by Waddell & Reed, Inc., 6300 Lamar Ave, Overland Park, Kansas 66202.  No underwriting commissions have been paid by Nationwide to Waddell & Reed, Inc.

Advertising

Money Market Yields

Nationwide may advertise the "yield" and "effective yield" for the money market sub-account.  Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.

Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund's units.  The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC.  Thus, effective yield will be slightly higher than yield, due to the compounding.

Historical Performance of the Sub-Accounts

Nationwide will advertise historical performance of the Sub-Accounts in accordance with SEC prescribed calculations.  Performance information is annualized.  However, if a Sub-Account has been available in the Variable Account for less than one year, the performance information for that Sub-Account is not annualized.

Performance information is based on historical earnings and is not intended to predict or project future results.

Standardized performance will reflect the maximum Variable Account Charges possible under the contract, the Contract Maintenance Charge, and the standard CDSC schedule.  Non-standardized performance, which will be accompanied by standardized performance, will reflect other expense structures contemplated under the contract.  The expense assumptions will be stated in the advertisement.

Additional Materials

Nationwide may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials.

Performance Comparisons

Each Sub-Account may, from time to time, include in advertisements the ranking of its performance figures compared with performance figures of other annuity contracts' Sub-Accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

Annuity Payments

See "Frequency and Amount of Annuity Payments" located in the prospectus.

Condensed Financial Information (BOA)

The following charts represent the Accumulation Unit value for all classes of Accumulation Units for all asset fees for contracts issued as of December 31, 2010.  The term "Period" is defined as a complete calendar year, unless otherwise noted.  Those Periods with an asterisk (*) reflect Accumulation Unit information for a partial year only.  The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and Variable Account charges which may vary from contract to contract (for more information on the calculation of Accumulation Unit Values, see "Determining Variable Account Value - Valuing an Accumulation Unit" in the prospectus).
No Optional Benefits Elected (Total 1.20%)
(Variable account charges of 1.20% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	8.744818	10.937267	25.07%	64,566	2010
	6.204371	8.744818	40.95%	41,149	2009
	10.000000	6.204371	-37.96%	41,999	2008*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	12.349734	12.826176	3.86%	674,489	2010
	11.341243	12.349734	8.89%	691,028	2009
	11.664298	11.341243	-2.77%	648,504	2008
	10.782991	11.664298	8.17%	617,795	2007
	10.743070	10.782991	0.37%	620,296	2006
	10.705893	10.743070	0.35%	1,006,447	2005
	10.240855	10.705893	4.54%	936,508	2004
	10.000000	10.240855	2.41%	243,075	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	11.729347	13.228101	12.78%	249,304	2010
	10.052611	11.729347	16.68%	329,607	2009
	15.554749	10.052611	-35.37%	410,167	2008
	15.755326	15.554749	-1.27%	523,547	2007
	13.618988	15.755326	15.69%	676,341	2006
	13.173845	13.618988	3.38%	796,076	2005
	11.800602	13.173845	11.64%	964,548	2004
	9.233496	11.800602	27.80%	1,046,056	2003
	11.591056	9.233496	-20.34%	1,224,719	2002
	12.802086	11.591056	-9.46%	1,377,248	2001

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	10.247605	12.074087	17.82%	152,033	2010
	7.981902	10.247605	28.39%	215,961	2009
	10.679075	7.981902	-25.26%	187,451	2008
	11.064576	10.679075	-3.48%	140,010	2007
	10.000000	11.064576	10.65%	65,234	2006*

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	12.080182	13.100288	8.44%	353,567	2010
	10.000000	12.080182	20.80%	230,448	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Credit Suisse Trust - International Equity Flex III Portfolio - Q/NQ	10.102183	11.201853	10.89%	8,708	2010
	10.000000	10.102183	1.02%	3,494	2009*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	12.369464	15.377498	24.32%	127,096	2010
	10.013642	12.369464	23.53%	129,925	2009
	14.670723	10.013642	-31.74%	251,070	2008
	14.947780	14.670723	-1.85%	192,467	2007
	13.223234	14.947780	13.04%	246,690	2006
	12.480627	13.223234	5.95%	272,374	2005
	10.364013	12.480627	20.42%	388,384	2004
	7.613403	10.364013	36.13%	373,575	2003
	10.000000	7.613403	-23.87%	78,616	2002*

Dreyfus Socially Responsible Growth Fund Inc.: Initial Shares - Q/NQ	10.182340	11.550728	13.44%	93,249	2010
	7.705099	10.182340	32.15%	103,891	2009
	11.892933	7.705099	-35.21%	127,095	2008
	11.168633	11.892933	6.49%	179,811	2007
	10.351504	11.168633	7.89%	228,859	2006
	10.111287	10.351504	2.38%	299,218	2005
	9.635655	10.111287	4.94%	479,568	2004
	7.739942	9.635655	24.49%	517,520	2003
	11.025487	7.739942	-29.80%	597,585	2002
	14.414394	11.025487	-23.51%	770,125	2001

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	11.595206	13.156042	13.46%	2,215,924	2010
	9.289668	11.595206	24.82%	2,248,660	2009
	14.958510	9.289668	-37.90%	2,565,023	2008
	14.385200	14.958510	3.99%	3,073,234	2007
	12.605780	14.385200	14.12%	3,437,429	2006
	12.186711	12.605780	3.44%	3,986,409	2005
	11.148445	12.186711	9.31%	4,780,486	2004
	8.790442	11.148445	26.82%	5,185,679	2003
	11.460136	8.790442	-23.30%	5,523,412	2002
	13.209188	11.460136	-13.24%	6,231,637	2001

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	12.797113	14.580318	13.93%	272,659	2010
	10.568422	12.797113	21.09%	282,514	2009
	15.183971	10.568422	-30.40%	341,135	2008
	14.346155	15.183971	5.84%	321,599	2007
	12.465876	14.346155	15.08%	454,697	2006
	12.087664	12.465876	3.13%	577,065	2005
	11.646776	12.087664	3.79%	707,308	2004
	9.728623	11.646776	19.72%	906,739	2003
	11.823034	9.728623	-17.71%	767,694	2002
	13.195948	11.823034	-10.40%	803,464	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	15.232405	16.329532	7.20%	686,775	2010
	12.801405	15.232405	18.99%	810,910	2009
	13.975403	12.801405	-8.40%	999,169	2008
	13.423384	13.975403	4.11%	1,148,323	2007
	13.044103	13.423384	2.91%	1,339,470	2006
	13.033001	13.044103	0.09%	1,880,752	2005
	12.730457	13.033001	2.38%	2,165,089	2004
	12.313044	12.730457	3.39%	2,970,535	2003
	11.401464	12.313040	8.00%	3,228,418	2002
	10.684388	11.401464	6.71%	2,254,148	2001

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom 2010 Portfolio: Service Class - Q/NQ	10.252378	11.419590	11.38%	98,268	2010
	8.358168	10.252378	22.66%	69,888	2009
	11.291189	8.358168	-25.98%	85,647	2008
	10.519576	11.291189	7.34%	26,270	2007
	10.000000	10.519576	5.20%	8,455	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom 2020 Portfolio: Service Class - Q/NQ	9.702572	10.978165	13.15%	30,486	2010
	7.625956	9.702572	27.23%	18,789	2009
	11.471058	7.625956	-33.52%	13,124	2008
	10.539579	11.471058	8.84%	59,957	2007
	10.000000	10.539579	5.40%	0	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom 2030 Portfolio: Service Class - Q/NQ	9.214958	10.561122	14.61%	5,848	2010
	7.097840	9.214958	29.83%	4,391	2009
	11.601646	7.097840	-38.82%	8,069	2008
	10.559747	11.601646	9.87%	12,684	2007
	10.000000	10.559747	5.60%	3,229	2006*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	8.867305	10.439308	17.73%	225,740	2010
	6.081720	8.867305	45.80%	280,753	2009
	13.500848	6.081720	-54.95%	218,128	2008
	9.383035	13.500848	43.89%	277,389	2007
	10.000000	9.383035	-6.17%	62,767	2006*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	13.092259	14.886926	13.71%	1,114,441	2010
	10.190835	13.092259	28.47%	1,307,220	2009
	18.002932	10.190835	-43.39%	1,579,722	2008
	17.968073	18.002932	0.19%	2,065,849	2007
	15.144659	17.968073	18.64%	2,600,880	2006
	14.493567	15.144659	4.49%	3,129,168	2005
	13.170455	14.493567	10.05%	3,750,760	2004
	10.236736	13.170455	28.66%	4,198,863	2003
	12.483021	10.236736	-17.99%	3,759,981	2002
	13.313013	12.483021	-6.23%	3,313,379	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	10.600829	12.993343	22.57%	824,683	2010
	8.372807	10.600829	26.61%	987,979	2009
	16.060924	8.372807	-47.87%	1,232,076	2008
	12.813873	16.060924	25.34%	1,563,356	2007
	12.151083	12.813873	5.45%	1,749,896	2006
	11.638000	12.151083	4.41%	2,222,758	2005
	11.407069	11.638000	2.02%	2,985,658	2004
	8.695091	11.407069	31.19%	3,893,831	2003
	12.608518	8.695091	-31.04%	4,193,087	2002
	15.512519	12.608518	-18.72%	5,367,579	2001

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	12.165048	13.676299	12.42%	291,939	2010
	8.563916	12.165048	42.05%	373,506	2009
	11.567096	8.563916	-25.96%	432,182	2008
	11.405362	11.567096	1.42%	607,521	2007
	10.382924	11.405362	9.85%	1,486,098	2006
	10.250064	10.382924	1.30%	2,014,138	2005
	9.477262	10.250064	8.15%	2,623,468	2004
	7.554754	9.477262	25.45%	4,691,548	2003
	7.379494	7.554754	2.37%	2,584,236	2002
	8.478210	7.379494	-12.96%	1,809,746	2001

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ	10.335924	11.607104	12.30%	2,499,693	2010
	7.268321	10.335924	42.21%	498,535	2009
	9.806038	7.268321	-25.88%	524,743	2008
	10.000000	9.806038	-1.94%	222,668	2007*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	12.199820	12.979067	6.39%	726,082	2010
	10.674834	12.199820	14.29%	818,555	2009
	11.178437	10.674834	-4.51%	519,198	2008
	10.857668	11.178437	2.95%	350,720	2007
	10.536126	10.857668	3.05%	315,622	2006
	10.446445	10.536126	0.86%	277,105	2005
	10.135570	10.446445	3.07%	260,114	2004
	10.000000	10.135570	1.36%	127,064	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	9.303679	11.830540	27.16%	322,728	2010
	6.725459	9.303679	38.34%	284,251	2009
	11.253265	6.725459	-40.24%	262,245	2008
	9.863182	11.253265	14.09%	327,147	2007
	10.000000	9.863182	-1.37%	249,682	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	13.555045	15.132512	11.64%	153,129	2010
	10.850910	13.555045	24.92%	179,400	2009
	19.565247	10.850910	-44.54%	207,920	2008
	16.896770	19.565247	15.79%	255,347	2007
	14.499246	16.896770	16.54%	295,835	2006
	12.334722	14.499246	17.55%	364,353	2005
	11.000744	12.334722	12.13%	414,556	2004
	7.775040	11.000744	41.49%	502,898	2003
	9.879361	7.775040	-21.30%	658,946	2002
	12.702222	9.879361	-22.22%	1,245,153	2001

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	13.489945	15.062151	11.65%	208,501	2010
	10.794322	13.489945	24.97%	282,336	2009
	19.467718	10.794322	-44.55%	339,682	2008
	16.809880	19.467718	15.81%	427,602	2007
	14.424335	16.809880	16.54%	483,381	2006
	12.275838	14.424335	17.50%	630,854	2005
	10.947388	12.275838	12.13%	685,014	2004
	7.734738	10.947388	41.54%	553,471	2003
	10.000000	7.734738	-22.65%	267,256	2002*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	11.906264	14.875465	24.94%	40,781	2010
	7.656370	11.906264	55.51%	54,009	2009
	15.872344	7.656370	-51.76%	51,592	2008
	15.214228	15.872344	4.33%	90,482	2007
	13.252038	15.214228	14.81%	117,172	2006
	13.078442	13.252038	1.33%	237,304	2005
	11.612918	13.078442	12.62%	222,842	2004
	7.448995	11.612918	55.90%	354,501	2003
	10.000000	7.448995	-25.51%	104,063	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.619457	11.821730	11.32%	668,605	2010
	7.926819	10.619457	33.97%	533,630	2009
	11.405666	7.926819	-30.50%	599,687	2008
	11.126930	11.405666	2.51%	682,436	2007
	10.000000	11.126930	11.27%	379,194	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	8.277889	10.486815	26.68%	149,004	2010
	6.487052	8.277889	27.61%	154,238	2009
	9.802409	6.487052	-33.82%	245,245	2008
	10.164026	9.802409	-3.56%	140,280	2007
	10.000000	10.164026	1.64%	123,976	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	8.496860	9.255758	8.93%	30,871	2010
	6.602655	8.496860	28.69%	6,713	2009
	10.000000	6.602655	-33.97%	30,465	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	10.826778	12.570352	16.10%	151,576	2010
	6.347673	10.826778	70.56%	99,801	2009
	13.575240	6.347673	-53.24%	72,523	2008
	10.676971	13.575240	27.15%	109,119	2007
	10.000000	10.676971	6.77%	58,096	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	9.892389	10.595408	7.11%	48,099	2010
	7.297905	9.892389	35.55%	66,494	2009
	12.392141	7.297905	-41.11%	104,479	2008
	10.865204	12.392141	14.05%	100,081	2007
	10.000000	10.865204	8.65%	11,057	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	14.113920	15.949762	13.01%	421,449	2010
	12.036200	14.113920	17.26%	399,267	2009
	11.470459	12.036200	4.93%	335,052	2008
	10.456863	11.470459	9.69%	307,898	2007
	10.000000	10.456863	4.57%	126,814	2006*

Invesco Funds - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	7.377654	8.397536	13.82%	4,142	2010
	6.185696	7.377654	19.27%	4,142	2009
	10.912533	6.185696	-43.32%	3,873	2008
	9.885895	10.912533	10.38%	4,327	2007
	10.000000	9.885895	-1.14%	2,237	2006*

Invesco Funds - Invesco V.I. Capital Development Fund: Series II - Q/NQ	8.073745	9.450422	17.05%	13,650	2010
	5.755196	8.073745	40.29%	81,901	2009
	11.017691	5.755196	-47.76%	34,976	2008
	10.088107	11.017691	9.21%	41,123	2007
	10.000000	10.088107	0.88%	32,082	2006*

Ivy Funds Variable Asset Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	21.835756	23.445457	7.37%	110,117	2010
	17.674192	21.835756	23.55%	73,910	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	9.292757	9.776182	5.20%	644,835	2010
	6.441522	9.292757	44.26%	782,979	2009
	11.707458	6.441522	-44.98%	868,601	2008
	8.673028	11.707458	34.99%	875,530	2007
	8.044709	8.673028	7.81%	954,051	2006
	7.233815	8.044709	11.21%	1,249,001	2005
	6.206483	7.233815	16.55%	1,553,666	2004
	5.224689	6.206483	18.79%	1,959,393	2003
	6.290120	5.224689	-16.94%	2,427,101	2002
	8.145127	6.290120	-22.72%	3,326,994	2001

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	12.478522	15.351577	23.02%	40,093	2010
	8.039786	12.478522	55.21%	55,850	2009
	14.504483	8.039786	-44.57%	52,344	2008
	12.058365	14.504483	20.29%	56,771	2007
	11.306670	12.058365	6.65%	54,908	2006
	10.279283	11.306670	9.99%	60,349	2005
	10.317923	10.279283	-0.37%	122,486	2004
	7.097740	10.317923	45.37%	101,800	2003
	10.000000	7.097740	-29.02%	64,729	2002*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	4.097605	5.036169	22.91%	141,750	2010
	2.643381	4.097605	55.01%	253,456	2009
	4.775364	2.643381	-44.65%	287,640	2008
	3.971844	4.775364	20.23%	348,257	2007
	3.728118	3.971844	6.54%	436,999	2006
	3.382577	3.728118	10.22%	559,788	2005
	3.404379	3.382577	-0.64%	736,437	2004
	2.352398	3.404379	44.72%	981,046	2003
	4.030994	2.352398	-41.64%	1,284,653	2002
	6.509446	4.030994	-38.07%	3,050,682	2001

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	24.131758	29.810212	23.53%	344,403	2010
	13.639607	24.131758	76.92%	395,583	2009
	28.888141	13.639607	-52.78%	352,891	2008
	22.831314	28.888141	26.53%	437,663	2007
	15.752110	22.831314	44.94%	438,386	2006
	12.076286	15.752110	30.44%	292,581	2005
	10.296399	12.076286	17.29%	275,571	2004
	7.745526	10.296399	32.93%	299,904	2003
	10.000000	7.745526	-22.54%	270,052	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	14.113259	17.432478	23.52%	319,689	2010
	7.977040	14.113259	76.92%	383,247	2009
	16.901767	7.977040	-52.80%	429,222	2008
	13.363752	16.901767	26.47%	595,755	2007
	9.224320	13.363752	44.88%	760,515	2006
	7.075935	9.224320	30.36%	935,163	2005
	6.034263	7.075935	17.26%	1,112,031	2004
	4.539769	6.034263	32.92%	1,464,289	2003
	6.189198	4.539769	-26.65%	1,958,619	2002
	8.181886	6.189198	-24.35%	3,768,139	2001

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ	11.865912	14.473302	21.97%	105,570	2010
	9.479322	11.865912	25.18%	103,134	2009

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	9.461369	10.396378	9.88%	385,350	2010
	7.820481	9.461369	20.98%	434,295	2009
	11.769084	7.820481	-33.55%	440,579	2008
	11.072036	11.769084	6.30%	329,513	2007
	10.000000	11.072036	10.72%	260,416	2006*

MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class - Q/NQ	10.000000	10.756923	7.57%	3,212	2010

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	10.204416	10.614801	4.02%	522,553	2010
	9.113768	10.204416	11.97%	517,015	2009
	10.655363	9.113768	-14.47%	474,409	2008
	10.294293	10.655363	3.51%	985,053	2007
	9.998849	10.294293	2.95%	1,137,130	2006
	9.975981	9.998849	0.23%	777,745	2005
	10.019076	9.975981	-0.43%	771,596	2004
	10.000000	10.019076	0.19%	388,918	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	7.014399	8.289379	18.18%	5,957	2010
	5.783597	7.014399	21.28%	35,882	2009
	9.671730	5.783597	-40.20%	12,242	2008
	9.739699	9.671730	-0.70%	1,834	2007
	10.000000	9.739699	-2.60%	1,778	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	11.062852	13.428283	21.38%	184,785	2010
	8.519760	11.062852	29.85%	23,859	2009
	14.240089	8.519760	-40.17%	23,062	2008
	13.394228	14.240089	6.32%	96,060	2007
	11.922729	13.394228	12.34%	37,665	2006
	11.292761	11.922729	5.58%	24,380	2005
	10.000000	11.292761	12.93%	10,161	2004*

NVIT American Century NVIT Growth Fund: Class I - Q/NQ	6.760382	7.964907	17.82%	112,190	2010
	5.126544	6.760382	31.87%	90,456	2009
	8.465669	5.126544	-39.44%	89,488	2008
	7.168076	8.465669	18.10%	132,531	2007
	6.833425	7.168076	4.90%	148,574	2006
	6.494037	6.833425	5.23%	194,065	2005
	6.077202	6.494037	6.86%	239,555	2004
	4.633836	6.077202	31.15%	318,595	2003
	6.580071	4.633836	-29.58%	423,119	2002
	9.268169	6.580071	-29.00%	593,660	2001

NVIT American Century NVIT Multi Cap Value Fund: Class I - Q/NQ	12.463678	13.972200	12.10%	889,671	2010
	10.000000	12.463678	24.64%	7,237	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	9.290525	10.282176	10.67%	323,034	2010
	7.619334	9.290525	21.93%	374,691	2009
	10.981885	7.619334	-30.62%	425,422	2008
	10.472825	10.981885	4.86%	499,797	2007
	10.000000	10.472825	4.73%	205,647	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.494946	10.990144	4.72%	526,644	2010
	9.471637	10.494946	10.80%	608,123	2009
	10.636755	9.471637	-10.95%	657,340	2008
	10.454871	10.636755	1.74%	776,207	2007
	10.000000	10.454871	4.55%	144,229	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.307303	11.334491	9.97%	227,957	2010
	7.367390	10.307303	39.90%	266,221	2009
	12.152287	7.367390	-39.37%	262,267	2008
	10.755666	12.152287	12.98%	256,462	2007
	10.000000	10.755666	7.56%	225,261	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	8.589921	10.030959	16.78%	401,681	2010
	6.264678	8.589921	37.12%	418,260	2009
	11.366340	6.264678	-44.88%	301,663	2008
	10.281776	11.366340	10.55%	303,225	2007
	10.000000	10.281776	2.82%	160,013	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	7.753245	8.500979	9.64%	147,236	2010
	6.004590	7.753245	29.12%	136,515	2009
	9.812784	6.004590	-38.81%	131,095	2008
	10.000000	9.812784	-1.87%	85,350	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	15.559975	17.395585	11.80%	138,725	2010
	10.787009	15.559975	44.25%	173,402	2009
	15.161801	10.787009	-28.85%	224,912	2008
	14.880516	15.161801	1.89%	269,821	2007
	13.616913	14.880516	9.28%	378,655	2006
	13.461410	13.616913	1.16%	604,478	2005
	12.375393	13.461410	8.78%	2,177,370	2004
	10.244088	12.375393	20.81%	2,237,026	2003
	10.044539	10.244088	1.99%	1,894,472	2002
	9.755865	10.044539	2.96%	1,162,748	2001

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.940929	13.350303	11.80%	212,703	2010
	8.273481	11.940929	44.33%	2,122,928	2009
	11.646442	8.273481	-28.96%	2,037,747	2008
	11.426670	11.646442	1.92%	250,132	2007
	10.456788	11.426670	9.28%	1,610,469	2006
	10.000000	10.456788	4.57%	1,261,068	2005*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ	7.768792	8.873553	14.22%	650,284	2010
	5.140642	7.768792	51.12%	818,512	2009
	10.000000	5.140642	-48.59%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	7.964638	9.724722	22.10%	8,031	2010
	6.128718	7.964638	29.96%	0	2009
	10.000000	6.128718	-38.71%	7,013	2008*

NVIT NVIT Cardinal (SM) Aggressive Fund: Class II - Q/NQ	8.120150	9.222635	13.58%	1,841	2010
	6.361474	8.120150	27.65%	0	2009
	10.000000	6.361474	-36.39%	69,926	2008*

NVIT NVIT Cardinal (SM) Balanced Fund: Class II - Q/NQ	9.381701	10.233697	9.08%	100,840	2010
	7.924860	9.381701	18.38%	114,196	2009
	10.000000	7.924860	-20.75%	136,399	2008*

NVIT NVIT Cardinal (SM) Capital Appreciation Fund: Class II - Q/NQ	8.835230	9.810720	11.04%	44,654	2010
	7.202203	8.835230	22.67%	28,166	2009
	10.000000	7.202203	-27.98%	34,678	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
NVIT NVIT Cardinal (SM) Conservative Fund: Class II - Q/NQ	10.134560	10.693892	5.52%	184,671	2010
	9.075933	10.134560	11.66%	184,192	2009
	10.000000	9.075933	-9.24%	4,854	2008*

NVIT NVIT Cardinal (SM) Moderate Fund: Class II - Q/NQ	9.108906	10.022954	10.03%	311,181	2010
	7.560267	9.108906	20.48%	262,786	2009
	10.000000	7.560267	-24.40%	182,549	2008*

NVIT NVIT Cardinal (SM) Moderately Aggressive Fund: Class II - Q/NQ	8.552690	9.574904	11.95%	98,727	2010
	6.838895	8.552690	25.06%	61,368	2009
	10.000000	6.838895	-31.61%	128,487	2008*

NVIT NVIT Cardinal (SM) Moderately Conservative Fund: Class II - Q/NQ	9.656186	10.402177	7.73%	106,283	2010
	8.305104	9.656186	16.27%	106,046	2009
	10.000000	8.305104	-16.95%	46,092	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	10.603308	11.215326	5.77%	82,463	2010
	9.865476	10.603308	7.48%	15,758	2009
	10.000000	9.865476	-1.35%	1,740	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	11.330708	12.103098	6.82%	32,378	2010
	9.849433	11.330708	15.04%	24,793	2009
	10.000000	9.849433	-1.51%	2,795	2008*

NVIT NVIT Emerging Markets Fund: Class I - Q/NQ	22.758326	26.122563	14.78%	211	2010
	14.104539	22.758326	61.35%	984	2009
	33.799667	14.104539	-58.27%	1,520	2008
	23.500696	33.799667	43.82%	1,625	2007
	17.397252	23.500696	35.08%	1,696	2006
	13.275190	17.397252	31.05%	3,451	2005
	11.128016	13.275190	19.30%	3,698	2004
	6.815122	11.128016	63.28%	8,385	2003
	8.137235	6.815122	-16.25%	12,050	2002
	8.686950	8.137235	-6.33%	102,549	2001

NVIT NVIT Emerging Markets Fund: Class III - Q/NQ	25.048732	28.761189	14.82%	110,909	2010
	15.507825	25.048732	61.52%	158,006	2009
	37.222183	15.507825	-58.34%	175,724	2008
	25.885813	37.222183	43.79%	242,912	2007
	19.173227	25.885813	35.01%	238,201	2006
	14.628417	19.173227	31.07%	284,159	2005
	12.261030	14.628417	19.31%	195,935	2004
	7.511024	12.261030	63.24%	187,507	2003
	10.000000	7.511024	-24.89%	46,964	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
NVIT NVIT Government Bond Fund: Class I - Q/NQ	15.527093	16.074348	3.52%	921,973	2010
	15.304243	15.527093	1.46%	1,067,808	2009
	14.380053	15.304243	6.43%	1,587,917	2008
	13.583305	14.380053	5.87%	1,674,663	2007
	13.303332	13.583305	2.10%	1,905,194	2006
	13.038934	13.303332	2.03%	2,169,251	2005
	12.780385	13.038934	2.02%	2,564,169	2004
	12.681945	12.780385	0.78%	3,639,856	2003
	11.565612	12.681945	9.65%	5,225,533	2002
	10.914977	11.565612	5.96%	3,831,848	2001

NVIT NVIT International Equity Fund: Class I - Q/NQ	10.687119	11.962338	11.93%	1,147	2010
	8.338511	10.687119	28.17%	1,147	2009
	15.645882	8.338511	-46.70%	1,147	2008
	12.455693	15.645882	25.61%	1,411	2007

NVIT NVIT International Equity Fund: Class III - Q/NQ	17.019966	19.047309	11.91%	155,032	2010
	13.284846	17.019966	28.12%	159,812	2009
	24.919078	13.284846	-46.69%	256,494	2008
	19.837629	24.919078	25.62%	330,985	2007
	15.101683	19.837629	31.36%	171,997	2006
	11.741561	15.101683	28.62%	98,805	2005
	10.392529	11.741561	12.98%	59,954	2004
	7.772433	10.392529	33.71%	38,163	2003
	6.500996	7.772433	-22.28%	20,076	2002
	9.222891	6.500996	-29.51%	24,662	2001

NVIT NVIT International Index Fund: Class VIII - Q/NQ	8.396757	8.909825	6.11%	15,666	2010
	6.608175	8.396757	27.07%	15,649	2009
	11.752968	6.608175	-43.77%	11,260	2008
	10.875421	11.752968	8.07%	20,174	2007
	10.000000	10.875421	8.75%	5,777	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	12.223295	13.843384	13.25%	122,644	2010
	9.725789	12.223295	25.68%	143,175	2009
	15.586769	9.725789	-37.60%	172,321	2008
	14.889933	15.586769	4.68%	116,748	2007
	12.895102	14.889933	15.47%	216,197	2006
	12.092189	12.895102	6.64%	216,428	2005
	10.733522	12.092189	12.66%	134,449	2004
	8.238400	10.733522	30.29%	79,734	2003
	10.000000	8.238400	-17.62%	30,145	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	11.546847	12.527985	8.50%	2,580	2010
	10.000000	11.546847	15.47%	2,580	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	12.106579	13.400366	10.69%	0	2010
	10.000000	12.106579	21.07%	0	2009*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	12.219414	12.784205	4.62%	360,850	2010
	11.337840	12.219414	7.78%	422,236	2009
	12.211001	11.337840	-7.15%	338,577	2008
	11.728967	12.211001	4.11%	308,249	2007
	11.181789	11.728967	4.89%	408,314	2006
	10.954966	11.181789	2.07%	502,674	2005
	10.595099	10.954966	3.40%	618,704	2004
	9.938018	10.595099	6.61%	634,001	2003
	10.000000	9.938018	-0.62%	304,523	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	12.386263	13.573262	9.58%	890,230	2010
	10.523064	12.386263	17.71%	1,029,148	2009
	13.867663	10.523064	-24.12%	864,011	2008
	13.285144	13.867663	4.38%	899,262	2007
	12.075166	13.285144	10.02%	1,127,049	2006
	11.601416	12.075166	4.08%	1,226,568	2005
	10.720050	11.601416	8.22%	1,211,494	2004
	9.037949	10.720050	18.61%	924,996	2003
	10.000000	9.037949	-9.62%	792,009	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	12.451067	13.880562	11.48%	330,164	2010
	10.131069	12.451067	22.90%	352,068	2009
	14.945964	10.131069	-32.22%	409,812	2008
	14.251945	14.945964	4.87%	528,523	2007
	12.593401	14.251945	13.17%	513,363	2006
	11.904051	12.593401	5.79%	594,687	2005
	10.748772	11.904051	10.75%	449,390	2004
	8.590418	10.748772	25.13%	358,022	2003
	10.000000	8.590418	-14.10%	218,737	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.460165	13.359130	7.21%	263,444	2010
	11.008504	12.460165	13.19%	350,449	2009
	13.115336	11.008504	-16.06%	430,796	2008
	12.540694	13.115336	4.58%	500,257	2007
	11.706575	12.540694	7.13%	549,827	2006
	11.339678	11.706575	3.24%	687,783	2005
	10.710627	11.339678	5.87%	716,716	2004
	9.534557	10.710627	12.33%	647,159	2003
	10.000000	9.534557	-4.65%	373,572	2002*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	22.424067	27.960209	24.69%	268,793	2010
	16.596330	22.424067	35.11%	301,649	2009
	26.438587	16.596330	-37.23%	394,750	2008
	24.880577	26.438587	6.26%	415,506	2007
	22.915733	24.880577	8.57%	674,837	2006
	20.689986	22.915733	10.76%	790,374	2005
	18.094597	20.689986	14.34%	875,991	2004
	13.601153	18.094597	33.04%	952,793	2003
	16.253946	13.601153	-16.32%	847,029	2002
	16.670157	16.253646	-2.50%	774,456	2001

NVIT NVIT Money Market Fund: Class I - Q/NQ	12.038832	11.894382	-1.20%	1,799,778	2010
	12.179942	12.038832	-1.16%	2,397,928	2009
	12.079795	12.179942	0.83%	4,218,312	2008
	11.668105	12.079795	3.53%	4,728,112	2007
	11.297619	11.668105	3.28%	2,927,858	2006
	11.137309	11.297619	1.44%	3,619,577	2005
	11.181852	11.137309	-0.40%	3,868,076	2004
	11.247296	11.181852	-0.58%	5,474,622	2003
	11.247642	11.247296	0.00%	15,980,726	2002
	10.989031	11.247642	2.35%	31,961,986	2001

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	15.139348	16.541368	9.26%	378,307	2010
	12.319676	15.139348	22.89%	528,020	2009
	15.076201	12.319676	-18.28%	546,463	2008
	14.585737	15.076201	3.36%	783,112	2007
	14.081135	14.585737	3.58%	766,664	2006
	13.947624	14.081135	0.96%	947,362	2005
	13.251194	13.947624	5.26%	821,863	2004
	11.962673	13.251194	10.77%	863,477	2003
	11.293959	11.962673	5.92%	1,268,863	2002
	10.972282	11.293959	2.93%	810,790	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
NVIT NVIT Multi-Manager International Growth Fund: Class III - Q/NQ	8.212008	9.252389	12.67%	484,149	2010
	6.091001	8.212008	34.82%	612,742	2009
	10.000000	6.091001	-39.09%	0	2008*

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	15.227625	15.964612	4.84%	144,367	2010
	11.870601	15.227625	28.28%	160,324	2009
	22.388260	11.870601	-46.98%	221,742	2008
	22.016277	22.388260	1.69%	346,346	2007
	18.153613	22.016277	21.28%	487,073	2006
	16.397022	18.153613	10.71%	398,762	2005
	13.800078	16.397022	18.82%	247,808	2004
	10.000000	13.800078	38.00%	25,231	2003*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	8.094976	9.238387	14.12%	225,372	2010
	6.313352	8.094976	28.22%	51,666	2009
	10.000000	6.313352	-36.87%	1,479	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ	10.000000	10.431033	4.31%	85,599	2010

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	7.927560	8.830785	11.39%	11,836	2010
	6.297572	7.927560	25.88%	17,082	2009
	10.000000	6.297572	-37.02%	1,730	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ	7.823609	9.802822	25.30%	126,378	2010

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	7.786307	9.729110	24.95%	466,294	2010
	6.219739	7.786307	25.19%	580,191	2009
	10.000000	6.219739	-37.80%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	8.641112	10.213593	18.20%	519,492	2010
	6.703532	8.641112	28.90%	637,675	2009
	10.000000	6.703532	-32.96%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	11.443667	14.183713	23.94%	125,289	2010
	9.087220	11.443667	25.93%	151,634	2009
	17.166371	9.087220	-47.06%	169,747	2008
	15.832320	17.166371	8.43%	193,255	2007
	15.526190	15.832320	1.97%	237,194	2006
	14.537994	15.526190	6.80%	346,746	2005
	12.973972	14.537994	12.06%	404,880	2004
	9.780139	12.973972	32.66%	504,466	2003
	14.838618	9.780139	-34.09%	569,194	2002
	16.846010	14.838618	-11.92%	543,093	2001

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	25.960286	32.472819	25.09%	189,350	2010
	20.818097	25.960286	24.70%	220,628	2009
	31.056789	20.818097	-32.97%	303,460	2008
	33.763890	31.056789	-8.02%	404,174	2007
	29.134444	33.763890	15.89%	578,547	2006
	28.608182	29.134444	1.84%	712,359	2005
	24.685368	28.608182	15.89%	962,750	2004
	15.928613	24.685368	54.98%	1,158,751	2003
	22.134881	15.928613	-28.04%	1,246,122	2002
	17.466310	22.134881	26.73%	1,305,574	2001

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	22.859607	28.304046	23.82%	291,043	2010
	17.176615	22.859607	33.09%	375,098	2009
	28.126986	17.176615	-38.93%	473,153	2008
	27.876127	28.126986	0.90%	589,402	2007
	25.182239	27.876127	10.70%	745,503	2006
	22.692159	25.182239	10.97%	931,725	2005
	19.296948	22.692159	17.59%	1,053,224	2004
	13.850506	19.296948	39.32%	1,154,936	2003
	16.957444	13.850506	-18.32%	1,335,391	2002
	18.398225	16.957444	-7.83%	1,648,019	2001

NVIT NVIT Nationwide Fund: Class I - Q/NQ	10.890161	12.206686	12.09%	278,547	2010
	8.741250	10.890161	24.58%	276,565	2009
	15.138387	8.741250	-42.26%	340,712	2008
	14.164409	15.138387	6.88%	468,647	2007
	12.616582	14.164409	12.27%	530,479	2006
	11.884933	12.616582	6.16%	631,200	2005
	10.960481	11.884933	8.43%	907,235	2004
	8.699902	10.960481	25.98%	964,308	2003
	10.654646	8.699902	-18.35%	964,022	2002
	12.230458	10.654646	-12.88%	1,127,792	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
NVIT NVIT Real Estate Fund: Class I - Q/NQ	7.240299	9.312555	28.62%	560,185	2010
	5.601154	7.240299	29.26%	702,064	2009
	10.000000	5.601154	-43.99%	29,298	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.438093	10.562393	1.19%	287,637	2010
	9.863610	10.438093	5.82%	321,518	2009
	10.000000	9.863610	-1.36%	43,502	2008*

NVIT NVIT Worldwide Leaders Fund: Class I - Q/NQ	13.244440	14.585149	10.12%	24,779	2010
	10.723883	13.244440	23.50%	32,098	2009
	19.501770	10.723883	-45.01%	38,826	2008
	16.463710	19.501770	18.45%	42,023	2007
	13.237138	16.463710	24.38%	46,767	2006
	11.226453	13.237138	17.91%	55,280	2005
	9.823812	11.226453	14.28%	71,751	2004
	7.307866	9.823812	34.43%	89,570	2003
	9.913802	7.307866	-26.29%	141,191	2002
	12.359900	9.913802	-19.79%	315,347	2001

NVIT NVIT Worldwide Leaders Fund: Class III - Q/NQ	18.303440	20.138689	10.03%	14,208	2010
	14.820780	18.303440	23.50%	32,570	2009
	26.944986	14.820780	-45.00%	30,536	2008
	22.739391	26.944986	18.49%	56,379	2007
	18.293047	22.739391	24.31%	75,386	2006
	15.514347	18.293047	17.91%	59,530	2005
	13.575979	15.514347	14.28%	23,070	2004
	10.000000	13.575979	35.76%	16,621	2003*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class I - Q/NQ	12.955200	13.926167	7.49%	2,124,785	2010
	10.000000	12.955200	29.55%	4,096	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	12.929827	13.585442	5.07%	10,120	2010
	10.000000	12.929827	29.30%	5,981	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	10.749552	12.295754	14.38%	101,577	2010
	8.463794	10.749552	27.01%	131,911	2009
	13.596107	8.463794	-37.75%	180,028	2008
	14.074146	13.596107	-3.40%	321,678	2007
	12.289836	14.074146	14.52%	310,960	2006
	11.931935	12.289836	3.00%	377,848	2005
	10.278230	11.931935	16.09%	520,577	2004
	7.914998	10.278230	29.86%	220,375	2003
	10.702140	7.914998	-26.04%	211,589	2002
	12.331560	10.702140	-13.21%	219,542	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	18.870882	21.622970	14.58%	315,383	2010
	13.672499	18.870882	38.02%	372,166	2009
	23.139603	13.672499	-40.91%	489,994	2008
	22.026248	23.139603	5.05%	682,233	2007
	18.942389	22.026248	16.28%	865,041	2006
	16.767687	18.942389	12.97%	878,812	2005
	14.238187	16.767687	17.77%	751,092	2004
	10.000000	14.238187	42.38%	516,572	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	11.921033	13.658449	14.57%	478,131	2010
	8.632507	11.921033	38.09%	576,880	2009
	14.608429	8.632507	-40.91%	714,971	2008
	13.907967	14.608429	5.04%	899,289	2007
	11.960386	13.907967	16.28%	1,078,241	2006
	10.590024	11.960386	12.94%	1,375,615	2005
	8.994884	10.590024	17.73%	1,626,012	2004
	6.365520	8.994884	41.31%	2,029,238	2003
	8.274485	6.365520	-23.07%	4,057,283	2002
	9.521827	8.274485	-13.10%	2,345,578	2001

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ	2.502869	2.835976	13.31%	128,797	2010
	1.998588	2.502869	25.23%	50,623	2009
	9.583349	1.998588	-79.15%	3,097	2008
	10.000000	9.583349	-4.17%	63,934	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	2.709588	3.073658	13.44%	617	2010
	2.188435	2.709588	23.81%	970	2009
	10.385859	2.188435	-78.93%	970	2008
	10.523389	10.385859	-1.31%	4,989	2007
	10.000000	10.523389	5.23%	97,595	2006*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	12.008692	13.775808	14.72%	407,854	2010
	9.474608	12.008692	26.75%	484,154	2009
	15.585693	9.474608	-39.21%	602,824	2008
	15.107682	15.585693	3.16%	804,008	2007
	13.293323	15.107682	13.65%	972,356	2006
	12.695602	13.293323	4.71%	1,233,955	2005
	11.739303	12.695602	8.15%	1,443,952	2004
	9.376475	11.739303	25.20%	1,626,803	2003
	11.687410	9.376475	-19.77%	1,620,772	2002
	13.168121	11.687410	-11.24%	1,708,365	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares - Q/NQ	8.137614	9.921909	21.93%	84,128	2010
	6.003438	8.137614	35.55%	110,836	2009
	9.773861	6.003438	-38.58%	85,657	2008
	10.014381	9.773861	-2.40%	90,730	2007
	10.000000	10.014381	0.14%	55,793	2006*

Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares - Q/NQ	11.468790	14.443430	25.94%	143,851	2010
	8.753721	11.468790	31.02%	157,386	2009
	17.395944	8.753721	-49.68%	192,665	2008
	16.559762	17.395944	5.05%	228,261	2007
	16.279198	16.559762	1.72%	287,819	2006
	14.668150	16.279198	10.98%	462,444	2005
	12.394931	14.668150	18.34%	432,646	2004
	9.989064	12.394931	24.09%	492,433	2003
	14.001802	9.989064	-28.66%	504,990	2002
	20.620784	14.001802	-32.10%	711,960	2001

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (unhedged): Advisor Class - Q/NQ	10.878232	11.754996	8.06%	85,850	2010
	10.000000	10.878232	8.78%	48,111	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.957755	11.387689	3.92%	481,227	2010
	10.000000	10.957755	9.58%	270,515	2009*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ	10.000000	10.551642	5.52%	15,277	2010

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	10.429972	11.041085	5.86%	26,969	2010
	9.628030	10.429972	8.33%	26,726	2009
	10.852448	9.628030	-11.28%	37,910	2008
	10.416914	10.852448	4.18%	87,669	2007
	10.000000	10.416914	4.17%	7,681	2006*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	35.714045	38.724157	8.43%	15,705	2010
	27.761196	35.714045	28.65%	18,949	2009
	33.047924	27.761196	-16.00%	25,767	2008
	31.400371	33.047924	5.25%	34,221	2007
	28.681058	31.400371	9.48%	46,734	2006
	25.860301	28.681058	10.91%	69,016	2005
	23.781464	25.860301	8.74%	108,234	2004
	18.824701	23.781464	26.33%	357,141	2003
	17.444590	18.824700	7.91%	303,530	2002
	16.037786	17.444590	8.77%	102,752	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Class R1 - Q/NQ	22.632505	28.368327	25.34%	89,204	2010
	10.734599	22.632505	110.84%	104,085	2009
	30.824302	10.734599	-65.17%	83,305	2008
	22.680384	30.824302	35.91%	125,472	2007
	16.451145	22.680384	37.87%	160,762	2006
	12.626866	16.451145	30.29%	163,746	2005
	10.000000	12.626866	26.27%	65,192	2004*

Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ	43.438941	54.437435	25.32%	21,830	2010
	20.624175	43.438941	110.62%	25,163	2009
	59.271173	20.624175	-65.20%	28,439	2008
	43.595964	59.271173	35.96%	37,353	2007
	31.631833	43.595964	37.82%	61,195	2006
	24.254218	31.631833	30.42%	83,214	2005
	19.499977	24.254218	24.38%	106,213	2004
	12.800242	19.499977	52.34%	284,783	2003
	13.343009	12.800242	-4.07%	472,356	2002
	13.755231	13.343009	-3.00%	272,169	2001

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Class R1 - Q/NQ	27.399871	34.991247	27.71%	160,593	2010
	17.594660	27.399871	55.73%	167,217	2009
	33.038793	17.594660	-46.75%	182,726	2008
	23.011470	33.038793	43.58%	224,635	2007
	18.701377	23.011470	23.05%	235,127	2006
	12.483933	18.701377	49.80%	260,426	2005
	10.000000	12.483933	24.84%	152,210	2004*

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ	45.534579	58.141223	27.69%	21,918	2010
	29.255507	45.534579	55.64%	23,780	2009
	54.963626	29.255507	-46.77%	25,550	2008
	38.274579	54.963626	43.60%	47,018	2007
	31.116907	38.274579	23.00%	85,008	2006
	20.764275	31.116907	49.86%	102,954	2005
	16.917457	20.764275	22.74%	155,325	2004
	11.826254	16.917457	43.05%	213,327	2003
	12.319065	11.826254	-4.00%	130,380	2002
	13.923943	12.319065	-11.53%	114,671	2001

Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	13.095791	16.402783	25.25%	55,418	2010
	10.000000	13.095791	30.96%	64,154	2009*

Optional Benefits Elected (Total 1.30%)
(Variable account charges of 1.30% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	8.730018	10.907709	24.94%	4,673	2010
	6.200164	8.730018	40.80%	4,717	2009
	10.000000	6.200164	-38.00%	4,602	2008*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	12.266583	12.726928	3.75%	150,695	2010
	11.276296	12.266583	8.78%	194,161	2009
	11.609253	11.276296	-2.87%	136,949	2008
	10.743037	11.609253	8.06%	66,853	2007
	10.714080	10.743037	0.27%	74,100	2006
	10.687792	10.714080	0.25%	93,049	2005
	10.233898	10.687792	4.44%	83,925	2004
	10.000000	10.233898	2.34%	27,995	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	11.595507	13.063929	12.66%	119,785	2010
	9.947974	11.595507	16.56%	124,430	2009
	15.408481	9.947974	-35.44%	156,483	2008
	15.623076	15.408481	-1.37%	177,767	2007
	13.518310	15.623076	15.57%	190,624	2006
	13.089671	13.518310	3.27%	252,149	2005
	11.737071	13.089671	11.52%	322,667	2004
	9.193080	11.737071	27.67%	341,998	2003
	11.552029	9.193080	-20.42%	386,611	2002
	12.771997	11.552029	-9.55%	500,509	2001

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	10.209581	12.017122	17.70%	10,960	2010
	7.960349	10.209581	28.26%	14,868	2009
	10.661044	7.960349	-25.33%	14,997	2008
	11.057147	10.661044	-3.58%	18,770	2007
	10.000000	11.057147	10.57%	17,907	2006*

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	12.072012	13.078195	8.33%	65,476	2010
	10.000000	12.072012	20.72%	21,048	2009*

Credit Suisse Trust - International Equity Flex III Portfolio - Q/NQ	10.101626	11.189912	10.77%	0	2010
	10.000000	10.101626	1.02%	0	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	12.273737	15.243060	24.19%	33,866	2010
	9.946220	12.273737	23.40%	38,678	2009
	14.586751	9.946220	-31.81%	40,136	2008
	14.877364	14.586751	-1.95%	52,301	2007
	13.174239	14.877364	12.93%	63,306	2006
	12.446927	13.174239	5.84%	75,606	2005
	10.346504	12.446927	20.30%	83,263	2004
	7.608241	10.346504	35.99%	141,398	2003
	10.000000	7.608241	-23.92%	6,825	2002*

Dreyfus Socially Responsible Growth Fund Inc.: Initial Shares - Q/NQ	10.066125	11.407346	13.32%	36,586	2010
	7.624873	10.066125	32.02%	40,903	2009
	11.781058	7.624873	-35.28%	45,499	2008
	11.074843	11.781058	6.38%	53,647	2007
	10.274954	11.074843	7.78%	108,499	2006
	10.046653	10.274954	2.27%	142,887	2005
	9.583764	10.046653	4.83%	174,707	2004
	7.706045	9.583764	24.37%	214,848	2003
	10.988353	7.706045	-29.87%	255,056	2002
	14.380518	10.988353	-23.59%	313,828	2001

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	11.462933	12.992814	13.35%	448,562	2010
	9.192999	11.462933	24.69%	526,181	2009
	14.817894	9.192999	-37.96%	758,411	2008
	14.264491	14.817894	3.88%	876,863	2007
	12.512627	14.264491	14.00%	1,070,225	2006
	12.108868	12.512627	3.33%	1,464,225	2005
	11.088459	12.108868	9.20%	1,636,477	2004
	8.751979	11.088459	26.70%	1,804,120	2003
	11.421554	8.751979	-23.37%	1,964,372	2002
	13.178151	11.421554	-13.33%	2,453,460	2001

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	12.651120	14.399406	13.82%	82,667	2010
	10.458431	12.651120	20.97%	94,118	2009
	15.041197	10.458431	-30.47%	109,443	2008
	14.225733	15.041197	5.73%	120,217	2007
	12.373722	14.225733	14.97%	147,673	2006
	12.010432	12.373722	3.02%	192,074	2005
	11.584069	12.010432	3.68%	241,973	2004
	9.686029	11.584069	19.60%	276,376	2003
	11.783214	9.686029	-17.80%	318,727	2002
	13.164923	11.783214	-10.50%	341,263	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	15.068808	16.137809	7.09%	220,225	2010
	12.676743	15.068808	18.87%	242,731	2009
	13.853324	12.676743	-8.49%	235,281	2008
	13.319686	13.853324	4.01%	288,204	2007
	12.956412	13.319686	2.80%	318,411	2006
	12.958478	12.956412	-0.02%	417,931	2005
	12.670489	12.958478	2.27%	496,627	2004
	12.267458	12.670489	3.29%	576,977	2003
	11.370764	12.267458	7.89%	643,741	2002
	10.666472	11.370764	6.60%	698,151	2001

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom 2010 Portfolio: Service Class - Q/NQ	10.214361	11.365735	11.27%	8,948	2010
	8.335607	10.214361	22.54%	17,444	2009
	11.272131	8.335607	-26.05%	44,689	2008
	10.512515	11.272131	7.23%	37,402	2007
	10.000000	10.512515	5.13%	0	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom 2020 Portfolio: Service Class - Q/NQ	9.666584	10.926379	13.03%	4,470	2010
	7.605353	9.666584	27.10%	4,470	2009
	11.451684	7.605353	-33.59%	4,509	2008
	10.532507	11.451684	8.73%	39	2007
	10.000000	10.532507	5.33%	39	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom 2030 Portfolio: Service Class - Q/NQ	9.180780	10.511308	14.49%	3,066	2010
	7.078673	9.180780	29.70%	351	2009
	11.582071	7.078673	-38.88%	1,574	2008
	10.552664	11.582071	9.75%	0	2007
	10.000000	10.552664	5.53%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	8.834360	10.390003	17.61%	47,721	2010
	6.065267	8.834360	45.65%	49,906	2009
	13.478023	6.065267	-55.00%	38,821	2008
	9.376713	13.478023	43.74%	31,213	2007
	10.000000	9.376713	-6.23%	6,594	2006*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	12.942820	14.702121	13.59%	236,727	2010
	10.084737	12.942820	28.34%	284,351	2009
	17.833606	10.084737	-43.45%	343,602	2008
	17.817217	17.833606	0.09%	448,460	2007
	15.032685	17.817217	18.52%	579,819	2006
	14.400930	15.032685	4.39%	671,804	2005
	13.099526	14.400930	9.93%	853,519	2004
	10.191923	13.099526	28.53%	856,621	2003
	12.440995	10.191923	-18.08%	844,445	2002
	13.281731	12.440995	-6.33%	1,065,384	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	7.947506	9.699770	22.05%	0	2010
	5.525804	7.947506	43.83%	51,733	2009
	12.458470	5.525804	-55.65%	54,421	2008
	10.259376	12.458470	21.43%	66,933	2007
	9.870863	10.259376	3.94%	84,067	2006
	9.186413	9.870863	7.45%	108,522	2005
	8.693663	9.186413	5.67%	139,756	2004
	6.793127	8.693663	27.98%	174,949	2003
	8.814543	6.793127	-22.93%	203,337	2002
	10.438575	8.814543	-15.56%	265,514	2001

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	10.479802	12.832010	22.45%	249,341	2010
	8.285615	10.479802	26.48%	281,322	2009
	15.909833	8.285615	-47.92%	354,747	2008
	12.706253	15.909833	25.21%	450,834	2007
	12.061208	12.706253	5.35%	588,881	2006
	11.563600	12.061208	4.30%	975,625	2005
	11.345636	11.563600	1.92%	1,218,155	2004
	8.657007	11.345636	31.06%	1,424,519	2003
	12.566043	8.657007	-31.11%	1,540,704	2002
	15.476056	12.566043	-18.60%	2,025,523	2001

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	12.026207	13.506526	12.31%	79,009	2010
	8.474745	12.026207	41.91%	84,582	2009
	11.458268	8.474745	-26.04%	122,973	2008
	11.309562	11.458268	1.31%	192,424	2007
	10.306110	11.309562	9.74%	349,759	2006
	10.184506	10.306110	1.19%	364,837	2005
	9.426171	10.184506	8.04%	480,411	2004
	7.521629	9.426171	25.32%	674,744	2003
	7.354603	7.521629	2.27%	371,004	2002
	8.458245	7.354603	-13.05%	485,716	2001

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ	10.308039	11.564076	12.19%	115,210	2010
	7.256051	10.308039	42.06%	138,957	2009
	9.799408	7.256051	-25.95%	42,626	2008
	10.000000	9.799408	-2.01%	70,478	2007*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	12.117734	12.878696	6.28%	222,288	2010
	10.613742	12.117734	14.17%	234,950	2009
	11.125731	10.613742	-4.60%	157,673	2008
	10.817475	11.125731	2.85%	149,534	2007
	10.507730	10.817475	2.95%	75,578	2006
	10.428807	10.507730	0.76%	76,671	2005
	10.128708	10.428807	2.96%	66,528	2004
	10.000000	10.128708	1.29%	1,833	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	9.269168	11.774747	27.03%	85,600	2010
	6.707301	9.269168	38.20%	75,109	2009
	11.234279	6.707301	-40.30%	59,551	2008
	9.856561	11.234279	13.98%	65,898	2007
	10.000000	9.856561	-1.43%	50,583	2006*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	13.400354	14.944699	11.52%	31,520	2010
	10.737954	13.400354	24.79%	39,603	2009
	19.381260	10.737954	-44.60%	42,146	2008
	16.754919	19.381260	15.68%	49,435	2007
	14.392045	16.754919	16.42%	66,859	2006
	12.255881	14.392045	17.43%	78,163	2005
	10.941500	12.255881	12.01%	117,144	2004
	7.740990	10.941500	41.34%	138,922	2003
	9.846083	7.740990	-21.38%	162,658	2002
	12.672362	9.846083	-22.30%	329,676	2001

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	13.385550	14.930471	11.54%	49,266	2010
	10.721641	13.385550	24.85%	55,338	2009
	19.356271	10.721641	-44.61%	58,851	2008
	16.730683	19.356271	15.69%	77,122	2007
	14.370885	16.730683	16.42%	99,659	2006
	12.242700	14.370885	17.38%	141,440	2005
	10.928889	12.242700	12.02%	149,456	2004
	7.729491	10.928889	41.39%	69,264	2003
	10.000000	7.729491	-22.71%	52,358	2002*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	11.814180	14.745505	24.81%	15,327	2010
	7.604841	11.814180	55.35%	19,823	2009
	15.781569	7.604841	-51.81%	30,204	2008
	15.142626	15.781569	4.22%	45,563	2007
	13.202987	15.142626	14.69%	35,789	2006
	13.043195	13.202987	1.23%	50,269	2005
	11.593346	13.043195	12.51%	82,290	2004
	7.443946	11.593346	55.74%	61,333	2003
	10.000000	7.443946	-25.56%	549	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.580086	11.765995	11.21%	245,926	2010
	7.905422	10.580086	33.83%	256,092	2009
	11.386418	7.905422	-30.57%	169,973	2008
	11.119465	11.386418	2.40%	192,802	2007
	10.000000	11.119465	11.19%	86,825	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	8.247149	10.437304	26.56%	25,386	2010
	6.469518	8.247149	27.48%	16,349	2009
	9.785862	6.469518	-33.89%	16,050	2008
	10.157203	9.785862	-3.66%	11,948	2007
	10.000000	10.157203	1.57%	3,732	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	8.482528	9.230806	8.82%	3,419	2010
	6.598185	8.482528	28.56%	3,419	2009
	10.000000	6.598185	-34.02%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	10.786608	12.511054	15.99%	37,451	2010
	6.330521	10.786608	70.39%	40,683	2009
	13.552327	6.330521	-53.29%	7,077	2008
	10.669800	13.552327	27.02%	9,430	2007
	10.000000	10.669800	6.70%	4,790	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	9.855685	10.545423	7.00%	11,983	2010
	7.278199	9.855685	35.41%	8,943	2009
	12.371231	7.278199	-41.17%	7,533	2008
	10.857910	12.371231	13.94%	15,034	2007
	10.000000	10.857910	8.58%	6,170	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	14.061614	15.874584	12.89%	196,688	2010
	12.003743	14.061614	17.14%	151,778	2009
	11.451105	12.003743	4.83%	92,900	2008
	10.449841	11.451105	9.58%	43,354	2007
	10.000000	10.449841	4.50%	4,906	2006*

Invesco Funds - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	7.350289	8.357920	13.71%	0	2010
	6.168990	7.350289	19.15%	0	2009
	10.894113	6.168990	-43.37%	0	2008
	9.879259	10.894113	10.27%	0	2007
	10.000000	9.879259	-1.21%	0	2006*

Invesco Funds - Invesco V.I. Capital Development Fund: Series II - Q/NQ	8.043783	9.405839	16.93%	0	2010
	5.739643	8.043783	40.14%	0	2009
	10.999093	5.739643	-47.82%	0	2008
	10.081339	10.999093	9.10%	543	2007
	10.000000	10.081339	0.81%	557	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Ivy Funds Variable Asset Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	21.635967	23.207443	7.26%	49,454	2010
	17.530208	21.635967	23.42%	30,881	2009*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	9.199859	9.668653	5.10%	497,551	2010
	6.383581	9.199859	44.12%	557,813	2009
	11.613943	6.383581	-45.04%	608,742	2008
	8.612511	11.613943	34.85%	672,144	2007
	7.996638	8.612511	7.70%	780,772	2006
	7.197845	7.996638	11.10%	972,087	2005
	6.181859	7.197845	16.43%	1,151,202	2004
	5.209227	6.181859	18.67%	1,303,179	2003
	6.277859	5.209227	-17.02%	1,509,996	2002
	8.137529	6.277859	-22.85%	2,046,178	2001

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	12.381964	15.217404	22.90%	9,214	2010
	7.985659	12.381964	55.05%	11,800	2009
	14.421477	7.985659	-44.63%	11,933	2008
	12.001567	14.421477	20.16%	12,791	2007
	11.264791	12.001567	6.54%	19,042	2006
	10.251543	11.264791	9.88%	23,671	2005
	10.300510	10.251543	-0.48%	51,414	2004
	7.092920	10.300510	45.22%	38,476	2003
	10.000000	7.092920	-29.07%	38,169	2002*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	4.056586	4.980700	22.78%	119,192	2010
	2.619563	4.056586	54.86%	127,555	2009
	4.737139	2.619563	-44.70%	150,230	2008
	3.944077	4.737139	20.11%	172,937	2007
	3.705791	3.944077	6.43%	216,746	2006
	3.365706	3.705791	10.10%	253,893	2005
	3.390832	3.365706	-0.74%	344,331	2004
	2.345410	3.390832	44.57%	436,061	2003
	4.023106	2.345410	-41.70%	542,012	2002
	6.503356	4.023106	-38.14%	906,075	2001

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	23.945108	29.549757	23.41%	53,118	2010
	13.547818	23.945108	76.75%	56,107	2009
	28.722913	13.547818	-52.83%	74,409	2008
	22.723853	28.722913	26.40%	84,296	2007
	15.693805	22.723853	44.80%	75,801	2006
	12.043732	15.693805	30.31%	69,457	2005
	10.279042	12.043732	17.17%	70,656	2004
	7.740287	10.279042	32.80%	78,364	2003
	10.000000	7.740287	-22.60%	98,328	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	13.972112	17.240704	23.39%	129,305	2010
	7.905262	13.972112	76.74%	140,891	2009
	16.766719	7.905262	-52.85%	160,025	2008
	13.270466	16.766719	26.35%	193,005	2007
	9.169173	13.270466	44.73%	235,239	2006
	7.040734	9.169173	30.23%	314,491	2005
	6.010319	7.040734	17.14%	401,949	2004
	4.526318	6.010319	32.79%	481,001	2003
	6.177123	4.526318	-26.72%	651,357	2002
	8.174255	6.177123	-24.43%	1,128,272	2001

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ	11.798063	14.375991	21.85%	34,228	2010
	9.434666	11.798063	25.05%	23,963	2009

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	9.426253	10.347324	9.77%	56,712	2010
	7.799359	9.426253	20.86%	46,857	2009
	11.749223	7.799359	-33.62%	74,744	2008
	11.064604	11.749223	6.19%	63,661	2007
	10.000000	11.064604	10.65%	25,006	2006*

MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class - Q/NQ	10.000000	10.749702	7.50%	1,110	2010

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	10.135756	10.532710	3.92%	179,630	2010
	9.061609	10.135756	11.85%	120,266	2009
	10.605123	9.061609	-14.55%	52,954	2008
	10.256191	10.605123	3.40%	74,978	2007
	9.971898	10.256191	2.85%	84,986	2006
	9.959135	9.971898	0.13%	38,931	2005
	10.012296	9.959135	-0.53%	35,883	2004
	10.000000	10.012296	0.12%	33,237	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	6.988376	8.250275	18.06%	7,409	2010
	5.767972	6.988376	21.16%	4,669	2009
	9.655389	5.767972	-40.26%	1,352	2008
	9.733157	9.655389	-0.80%	1,421	2007
	10.000000	9.733157	-2.67%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	10.999572	13.337975	21.26%	1,361	2010
	8.479606	10.999572	29.72%	1,486	2009
	14.187383	8.479606	-40.23%	1,526	2008
	13.358247	14.187383	6.21%	0	2007
	11.902710	13.358247	12.23%	753	2006
	11.285193	11.902710	5.47%	3,204	2005
	10.000000	11.285193	12.85%	3,562	2004*

NVIT American Century NVIT Growth Fund: Class I - Q/NQ	6.683205	7.866020	17.70%	60,605	2010
	5.073150	6.683205	31.74%	59,250	2009
	8.386001	5.073150	-39.50%	272,462	2008
	7.107851	8.386001	17.98%	286,629	2007
	6.782860	7.107851	4.79%	288,216	2006
	6.452491	6.782860	5.12%	301,204	2005
	6.044444	6.452491	6.75%	326,133	2004
	4.613524	6.044444	31.02%	343,964	2003
	6.557891	4.613524	-29.65%	368,747	2002
	9.246358	6.557891	-29.08%	401,911	2001

NVIT American Century NVIT Multi Cap Value Fund: Class I - Q/NQ	12.455269	13.948645	11.99%	280,921	2010
	10.000000	12.455269	24.55%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	9.256045	10.233657	10.56%	195,803	2010
	7.598753	9.256045	21.81%	191,959	2009

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.456028	10.938320	4.61%	95,266	2010
	9.446067	10.456028	10.69%	85,911	2009

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.269056	11.281017	9.85%	202,001	2010
	7.347487	10.269056	39.76%	232,296	2009
	12.131768	7.347487	-39.44%	230,209	2008
	10.748441	12.131768	12.87%	247,092	2007
	10.000000	10.748441	7.48%	224,430	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	8.558038	9.983628	16.66%	146,027	2010
	6.247751	8.558038	36.98%	137,765	2009
	11.347156	6.247751	-44.94%	126,360	2008
	10.274872	11.347156	10.44%	145,705	2007
	10.000000	10.274872	2.75%	99,491	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	7.732300	8.469447	9.53%	24,668	2010
	5.994429	7.732300	28.99%	28,398	2009
	9.806149	5.994429	-38.87%	17,876	2008
	10.000000	9.806149	-1.94%	17,722	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	15.382474	17.179754	11.68%	50,856	2010
	10.674743	15.382474	44.10%	59,909	2009
	15.019226	10.674743	-28.93%	81,821	2008
	14.755589	15.019226	1.79%	107,197	2007
	13.516216	14.755589	9.17%	156,528	2006
	13.375356	13.516216	1.05%	205,810	2005
	12.308733	13.375356	8.67%	396,655	2004
	10.199226	12.308733	20.68%	400,729	2003
	10.010690	10.199226	1.88%	258,044	2002
	9.732895	10.010690	2.85%	208,131	2001

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.884679	13.273959	11.69%	105,510	2010
	8.242826	11.884679	44.18%	111,651	2009
	11.615064	8.242826	-29.03%	92,525	2008
	11.407487	11.615064	1.82%	92,133	2007
	10.449767	11.407487	9.16%	66,112	2006
	10.000000	10.449767	4.50%	31,711	2005*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ	7.755653	8.849604	14.11%	257,080	2010
	5.137150	7.755653	50.97%	291,566	2009
	10.000000	5.137150	-48.63%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	7.951186	9.698486	21.98%	0	2010
	6.124558	7.951186	29.82%	0	2009
	10.000000	6.124558	-38.75%	0	2008*

NVIT NVIT Cardinal (SM) Aggressive Fund: Class II - Q/NQ	8.106439	9.197754	13.46%	0	2010
	6.357162	8.106439	27.52%	0	2009
	10.000000	6.357162	-36.43%	0	2008*

NVIT NVIT Cardinal (SM) Balanced Fund: Class II - Q/NQ	9.365872	10.206099	8.97%	13,627	2010
	7.919500	9.365872	18.26%	8,738	2009
	10.000000	7.919500	-20.81%	9,172	2008*

NVIT NVIT Cardinal (SM) Capital Appreciation Fund: Class II - Q/NQ	8.820316	9.784260	10.93%	71,871	2010
	7.197326	8.820316	22.55%	72,526	2009
	10.000000	7.197326	-28.03%	64,091	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
NVIT NVIT Cardinal (SM) Conservative Fund: Class II - Q/NQ	10.117462	10.665062	5.41%	13,682	2010
	9.069797	10.117462	11.55%	19,938	2009
	10.000000	9.069797	-9.30%	0	2008*

NVIT NVIT Cardinal (SM) Moderate Fund: Class II - Q/NQ	9.093523	9.995903	9.92%	60,819	2010
	7.555141	9.093523	20.36%	59,645	2009
	10.000000	7.555141	-24.45%	67,117	2008*

NVIT NVIT Cardinal (SM) Moderately Aggressive Fund: Class II - Q/NQ	8.538248	9.549068	11.84%	26,538	2010
	6.834262	8.538248	24.93%	32,687	2009
	10.000000	6.834262	-31.66%	9,854	2008*

NVIT NVIT Cardinal (SM) Moderately Conservative Fund: Class II - Q/NQ	9.639911	10.374143	7.62%	34,241	2010
	8.299494	9.639911	16.15%	76,995	2009
	10.000000	8.299494	-17.01%	54,293	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	10.585430	11.185077	5.66%	10,097	2010
	9.858821	10.585430	7.37%	10,507	2009
	10.000000	9.858821	-1.41%	3,227	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	11.311614	12.070481	6.71%	39,760	2010
	9.842789	11.311614	14.92%	34,433	2009
	10.000000	9.842789	-1.57%	3,354	2008*

NVIT NVIT Emerging Markets Fund: Class I - Q/NQ	22.546141	25.852862	14.67%	664	2010
	13.987189	22.546141	61.19%	664	2009
	33.552578	13.987189	-58.31%	664	2008
	23.352634	33.552578	43.68%	2,170	2007
	17.305110	23.352634	34.95%	2,767	2006
	13.218203	17.305110	30.92%	3,307	2005
	11.091469	13.218203	19.17%	3,307	2004
	6.799600	11.091469	63.12%	3,837	2003
	8.126945	6.799600	-16.33%	7,743	2002
	8.684823	8.126945	-6.42%	15,106	2001

NVIT NVIT Emerging Markets Fund: Class III - Q/NQ	24.854962	28.509847	14.70%	26,034	2010
	15.403444	24.854962	61.36%	31,458	2009
	37.009267	15.403444	-58.38%	45,422	2008
	25.763929	37.009267	43.65%	62,421	2007
	19.102228	25.763929	34.87%	75,928	2006
	14.588946	19.102228	30.94%	86,157	2005
	12.240339	14.588946	19.19%	40,942	2004
	7.505927	12.240339	63.08%	40,185	2003
	10.000000	7.505927	-24.94%	30,846	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
NVIT NVIT Government Bond Fund: Class I - Q/NQ	15.349977	15.874902	3.42%	341,677	2010
	15.144983	15.349977	1.35%	393,382	2009
	14.244815	15.144983	6.32%	375,351	2008
	13.469262	14.244815	5.76%	371,770	2007
	13.204965	13.469262	2.00%	390,543	2006
	12.955598	13.204965	1.92%	438,795	2005
	12.711565	12.955598	1.92%	565,861	2004
	12.626432	12.711565	0.67%	799,859	2003
	11.526653	12.626432	9.54%	1,390,527	2002
	10.889287	11.526653	5.85%	1,320,373	2001

NVIT NVIT International Equity Fund: Class I - Q/NQ	10.587452	11.838799	11.82%	135	2010
	8.269122	10.587452	28.04%	135	2009
	15.531453	8.269122	-46.76%	135	2008
	12.377189	15.531453	25.48%	135	2007

NVIT NVIT International Equity Fund: Class III - Q/NQ	16.888271	18.880835	11.80%	32,306	2010
	13.195412	16.888271	27.99%	38,589	2009
	24.776488	13.195412	-46.74%	60,826	2008
	19.744200	24.776488	25.49%	72,418	2007
	15.045739	19.744200	31.23%	52,274	2006
	11.709868	15.045739	28.49%	13,983	2005
	10.374988	11.709868	12.87%	6,746	2004
	7.767159	10.374988	33.58%	388	2003
	10.000000	7.767159	-22.33%	69	2002*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	8.365616	8.867807	6.00%	0	2010
	6.590334	8.365616	26.94%	109	2009
	11.733135	6.590334	-43.83%	357	2008
	10.868126	11.733135	7.96%	557	2007
	10.000000	10.868126	8.68%	0	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	12.125482	13.718712	13.14%	24,240	2010
	9.657744	12.125482	25.55%	33,964	2009
	15.493447	9.657744	-37.67%	34,148	2008
	14.815857	15.493447	4.57%	43,865	2007
	12.843911	14.815857	15.35%	59,317	2006
	12.056354	12.843911	6.53%	24,940	2005
	10.712555	12.056354	12.54%	42,105	2004
	8.230619	10.712555	30.15%	27,867	2003
	10.000000	8.230619	-17.69%	5,429	2002*

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	11.539047	12.506867	8.39%	15,920	2010
	10.000000	11.539047	15.39%	0	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	12.098401	13.377772	10.57%	551	2010
	10.000000	12.098401	20.98%	0	2009*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	12.121663	12.669107	4.52%	50,394	2010
	11.258535	12.121663	7.67%	61,184	2009
	12.137877	11.258535	-7.24%	73,499	2008
	11.670602	12.137877	4.00%	97,288	2007
	11.137379	11.670602	4.79%	108,724	2006
	10.922479	11.137379	1.97%	109,213	2005
	10.574381	10.922479	3.29%	87,825	2004
	9.928642	10.574381	6.50%	53,784	2003
	10.000000	9.928642	-0.71%	38,243	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	12.287158	13.451045	9.47%	194,613	2010
	10.449446	12.287158	17.59%	260,925	2009
	13.784623	10.449446	-24.19%	176,536	2008
	13.219043	13.784623	4.28%	222,070	2007
	12.027221	13.219043	9.91%	237,564	2006
	11.567029	12.027221	3.98%	299,580	2005
	10.699107	11.567029	8.11%	286,963	2004
	9.029424	10.699107	18.49%	238,441	2003
	10.000000	9.029424	-9.71%	208,464	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	12.351443	13.755584	11.37%	62,616	2010
	10.060199	12.351443	22.78%	65,520	2009
	14.856478	10.060199	-32.28%	69,782	2008
	14.181041	14.856478	4.76%	89,298	2007
	12.543415	14.181041	13.06%	108,184	2006
	11.868786	12.543415	5.68%	70,220	2005
	10.727781	11.868786	10.64%	72,088	2004
	8.582311	10.727781	25.00%	100,266	2003
	10.000000	8.582311	-14.18%	71,268	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.360498	13.238865	7.11%	56,250	2010
	10.931514	12.360498	13.07%	84,312	2009
	13.036813	10.931514	-16.15%	145,789	2008
	12.478314	13.036813	4.48%	112,483	2007
	11.660102	12.478314	7.02%	103,436	2006
	11.306072	11.660102	3.13%	103,276	2005
	10.689699	11.306072	5.77%	93,658	2004
	9.525559	10.689699	12.22%	86,727	2003
	10.000000	9.525559	-4.74%	80,568	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	22.168141	27.613148	24.56%	167,194	2010
	16.423543	22.168141	34.98%	195,403	2009
	26.189909	16.423543	-37.29%	216,310	2008
	24.671671	26.189909	6.15%	256,015	2007
	22.746284	24.671671	8.46%	317,806	2006
	20.557736	22.746284	10.65%	203,094	2005
	17.997152	20.557736	14.23%	239,636	2004
	13.541599	17.997152	32.90%	233,340	2003
	16.199200	13.541599	-16.41%	250,672	2002
	16.630966	16.199200	-2.60%	227,749	2001

NVIT NVIT Money Market Fund: Class I - Q/NQ	11.901442	11.746742	-1.30%	499,362	2010
	12.053139	11.901442	-1.26%	575,365	2009
	11.966147	12.053139	0.73%	898,448	2008
	11.570104	11.966147	3.42%	642,900	2007
	11.214049	11.570104	3.18%	664,693	2006
	11.066094	11.214049	1.34%	745,258	2005
	11.121610	11.066094	-0.50%	768,533	2004
	11.198034	11.121610	-0.68%	1,249,139	2003
	11.209725	11.198034	-0.10%	2,186,283	2002
	10.963142	11.209725	2.25%	4,569,205	2001

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	14.966630	16.336106	9.15%	122,460	2010
	12.191449	14.966630	22.76%	133,307	2009
	14.934416	12.191449	-18.37%	91,820	2008
	14.463279	14.934416	3.26%	165,334	2007
	13.977022	14.463279	3.48%	161,046	2006
	13.858482	13.977022	0.86%	201,277	2005
	13.179840	13.858482	5.15%	203,840	2004
	11.910299	13.179840	10.66%	225,625	2003
	11.255907	11.910299	5.81%	281,191	2002
	10.946464	11.255907	2.83%	306,048	2001

NVIT NVIT Multi-Manager International Growth Fund: Class III - Q/NQ	8.198125	9.227404	12.56%	167,688	2010
	6.086866	8.198125	34.69%	182,794	2009
	10.000000	6.086866	-39.13%	0	2008*

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	15.125104	15.841102	4.73%	77,418	2010
	11.802643	15.125104	28.15%	88,712	2009
	22.282710	11.802643	-47.03%	107,297	2008
	21.934820	22.282710	1.59%	127,917	2007
	18.104708	21.934820	21.16%	170,343	2006
	16.369372	18.104708	10.60%	64,259	2005
	13.790762	16.369372	18.70%	26,116	2004
	10.000000	13.790762	37.91%	10,290	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	8.081308	9.213458	14.01%	47,305	2010
	6.309071	8.081308	28.09%	2,484	2009
	10.000000	6.309071	-36.91%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ	10.000000	10.423944	4.24%	19,659	2010

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	7.914167	8.806953	11.28%	1,285	2010
	6.293303	7.914167	25.76%	1,285	2009
	10.000000	6.293303	-37.07%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ	7.810388	9.776372	25.17%	62,847	2010
	6.224956	7.810388	25.47%	73,041	2009

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	7.773151	9.702858	24.83%	165,736	2010
	6.215523	7.773151	25.06%	177,206	2009
	10.000000	6.215523	-37.84%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	8.626530	10.186047	18.08%	139,466	2010
	6.698993	8.626530	28.77%	142,914	2009
	10.000000	6.698993	-33.01%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	11.320708	14.017124	23.82%	49,188	2010
	8.998682	11.320708	25.80%	51,660	2009
	17.016399	8.998682	-47.12%	65,780	2008
	15.709991	17.016399	8.32%	72,020	2007
	15.421797	15.709991	1.87%	108,093	2006
	14.454824	15.421797	6.69%	124,695	2005
	12.912822	14.454824	11.94%	162,787	2004
	9.743886	12.912822	32.52%	180,643	2003
	14.798640	9.743886	-34.16%	172,385	2002
	16.817750	14.798640	-12.01%	180,430	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	25.664079	32.069864	24.96%	61,398	2010
	20.601414	25.664079	24.57%	63,443	2009
	30.764759	20.601414	-33.04%	81,638	2008
	33.480497	30.764759	-8.11%	104,607	2007
	28.919087	33.480497	15.77%	169,312	2006
	28.425391	28.919087	1.74%	207,746	2005
	24.552470	28.425391	15.77%	242,733	2004
	15.858883	24.552470	54.82%	264,427	2003
	22.060369	15.858883	-28.11%	316,081	2002
	17.425261	22.060369	26.60%	380,259	2001

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	22.598710	27.952739	23.69%	89,627	2010
	16.997792	22.598710	32.95%	103,048	2009
	27.862455	16.997792	-38.99%	134,060	2008
	27.642106	27.862455	0.80%	160,141	2007
	24.996065	27.642106	10.59%	227,327	2006
	22.547136	24.996065	10.86%	269,412	2005
	19.193041	22.547136	17.48%	282,809	2004
	13.789861	19.193041	39.18%	313,844	2003
	16.900322	13.789861	-18.40%	302,721	2002
	18.354971	16.900322	-7.93%	345,118	2001

NVIT NVIT Nationwide Fund: Class I - Q/NQ	10.765841	12.055137	11.98%	93,802	2010
	8.650226	10.765841	24.46%	80,086	2009
	14.995969	8.650226	-42.32%	97,363	2008
	14.045448	14.995969	6.77%	120,135	2007
	12.523258	14.045448	12.15%	147,488	2006
	11.808950	12.523258	6.05%	185,561	2005
	10.901442	11.808950	8.32%	255,537	2004
	8.661797	10.901442	25.86%	274,300	2003
	10.618745	8.661797	-18.43%	323,345	2002
	12.201684	10.618745	-12.97%	445,096	2001

NVIT NVIT Real Estate Fund: Class I - Q/NQ	7.228034	9.287398	28.49%	130,816	2010
	5.597338	7.228034	29.13%	146,535	2009
	10.000000	5.597338	-44.03%	0	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.420495	10.533921	1.09%	19,187	2010
	9.856957	10.420495	5.72%	22,001	2009
	10.000000	9.856957	-1.43%	1,001	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
NVIT NVIT Worldwide Leaders Fund: Class I - Q/NQ	13.093272	14.404097	10.01%	18,427	2010
	10.612230	13.093272	23.38%	21,971	2009
	19.318341	10.612230	-45.07%	35,783	2008
	16.325448	19.318341	18.33%	37,673	2007
	13.139231	16.325448	24.25%	41,167	2006
	11.154684	13.139231	17.79%	59,235	2005
	9.770899	11.154684	14.16%	86,195	2004
	7.275861	9.770899	34.29%	102,413	2003
	9.880402	7.275861	-26.36%	135,618	2002
	12.330829	9.880402	-19.87%	189,251	2001

NVIT NVIT Worldwide Leaders Fund: Class III - Q/NQ	18.180274	19.982940	9.92%	8,805	2010
	14.735974	18.180274	23.37%	13,792	2009
	26.818036	14.735974	-45.05%	18,906	2008
	22.655299	26.818036	18.37%	23,066	2007
	18.243804	22.655299	24.18%	16,197	2006
	15.488203	18.243804	17.79%	18,755	2005
	13.566822	15.488203	14.16%	19,292	2004
	10.000000	13.566822	35.67%	15,303	2003*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class I - Q/NQ	12.946450	13.902694	7.39%	690,646	2010
	10.000000	12.946450	29.46%	1,914	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	12.921098	13.562540	4.96%	0	2010
	10.000000	12.921098	29.21%	0	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	10.626864	12.143143	14.27%	25,400	2010
	8.375673	10.626864	26.88%	25,818	2009
	13.468234	8.375673	-37.81%	33,229	2008
	13.955987	13.468234	-3.49%	47,839	2007
	12.198971	13.955987	14.40%	88,177	2006
	11.855672	12.198971	2.90%	96,532	2005
	10.222862	11.855672	15.97%	88,869	2004
	7.880333	10.222862	29.73%	87,698	2003
	10.666092	7.880333	-26.12%	85,796	2002
	12.302565	10.666092	-13.30%	111,661	2001

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	18.743899	21.455757	14.47%	84,966	2010
	13.594259	18.743899	37.88%	100,296	2009
	23.030564	13.594259	-40.97%	123,352	2008
	21.944788	23.030564	4.95%	174,998	2007
	18.891396	21.944788	16.16%	235,227	2006
	16.739434	18.891396	12.86%	221,850	2005
	14.228585	16.739434	17.65%	181,254	2004
	10.000000	14.228585	42.29%	95,301	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	11.804875	13.511686	14.46%	77,384	2010
	8.557055	11.804875	37.95%	91,107	2009
	14.495447	8.557055	-40.97%	114,749	2008
	13.814456	14.495447	4.93%	157,773	2007
	11.891977	13.814456	16.17%	229,407	2006
	10.540076	11.891977	12.83%	269,066	2005
	8.961533	10.540076	17.61%	383,452	2004
	6.348332	8.961533	41.16%	478,637	2003
	8.260515	6.348332	-23.15%	624,838	2002
	9.515462	8.260515	-13.19%	484,253	2001

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ	2.496092	2.825443	13.19%	0	2010
	1.995202	2.496092	25.10%	0	2009
	9.576862	1.995202	-79.17%	0	2008
	10.000000	9.576862	-4.23%	0	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	2.699504	3.059116	13.32%	11,340	2010
	2.182512	2.699504	23.69%	11,340	2009
	10.368322	2.182512	-78.95%	11,340	2008
	10.516325	10.368322	-1.41%	11,340	2007
	10.000000	10.516325	5.16%	3,704	2006*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	11.871691	13.604887	14.60%	137,000	2010
	9.376011	11.871691	26.62%	165,003	2009
	15.439159	9.376011	-39.27%	224,615	2008
	14.980884	15.439159	3.06%	305,837	2007
	13.195056	14.980884	13.53%	383,895	2006
	12.614486	13.195056	4.60%	514,773	2005
	11.676116	12.614486	8.04%	610,441	2004
	9.335444	11.676116	25.07%	670,458	2003
	11.648072	9.335444	-19.58%	701,674	2002
	13.137180	11.648072	-11.34%	850,078	2001

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares - Q/NQ	8.107393	9.875060	21.80%	12,325	2010
	5.987212	8.107393	35.41%	11,445	2009
	9.757357	5.987212	-38.64%	32,897	2008
	10.007657	9.757357	-2.50%	34,485	2007
	10.000000	10.007657	0.08%	9,738	2006*

Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares - Q/NQ	11.337902	14.264164	25.81%	82,639	2010
	8.662587	11.337902	30.88%	91,658	2009
	17.232342	8.662587	-49.73%	114,486	2008
	16.420733	17.232342	4.94%	125,185	2007
	16.158843	16.420733	1.62%	160,791	2006
	14.574407	16.158843	10.87%	233,662	2005
	12.328183	14.574407	18.22%	263,116	2004
	9.945321	12.328183	23.96%	313,764	2003
	13.954638	9.945321	-28.73%	342,895	2002
	20.572328	13.954638	-32.17%	472,128	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (unhedged): Advisor Class - Q/NQ	10.870871	11.735153	7.95%	5,757	2010
	10.000000	10.870871	8.71%	1,797	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.950340	11.368465	3.82%	66,336	2010
	10.000000	10.950340	9.50%	30,820	2009*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ	10.000000	10.544560	5.45%	5,136	2010

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	10.391310	10.989038	5.75%	9,722	2010
	9.602059	10.391310	8.22%	9,675	2009
	10.834137	9.602059	-11.37%	15,394	2008
	10.409923	10.834137	4.08%	5,999	2007
	10.000000	10.409923	4.10%	2,824	2006*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	35.306707	38.243765	8.32%	2,053	2010
	27.472344	35.306707	28.52%	2,069	2009
	32.737222	27.472344	-16.08%	3,125	2008
	31.136832	32.737222	5.14%	6,313	2007
	28.469072	31.136832	9.37%	9,025	2006
	25.695091	28.469072	10.80%	10,546	2005
	23.653460	25.695091	8.63%	13,630	2004
	18.742335	23.653460	26.20%	28,927	2003
	17.385852	18.742335	7.80%	24,613	2002
	16.000072	17.385852	8.66%	8,827	2001

Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Class R1 - Q/NQ	22.503131	28.177660	25.22%	51,560	2010
	10.684030	22.503131	110.62%	54,766	2009
	30.710332	10.684030	-65.21%	52,912	2008
	22.619525	30.710332	35.77%	60,558	2007
	16.423563	22.619525	37.73%	37,348	2006
	12.618420	16.423563	30.16%	37,982	2005
	10.000000	12.618420	26.18%	38,974	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ	42.943373	53.762017	25.19%	7,111	2010
	20.409502	42.943373	110.41%	8,384	2009
	58.713950	20.409502	-65.24%	9,876	2008
	43.230067	58.713950	35.82%	12,290	2007
	31.398017	43.230067	37.68%	15,006	2006
	24.099223	31.398017	30.29%	16,884	2005
	19.394982	24.099223	24.25%	25,174	2004
	12.744182	19.394982	52.19%	42,705	2003
	13.298062	12.744182	-4.17%	52,572	2002
	13.722894	13.298062	-3.10%	77,793	2001

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Class R1 - Q/NQ	27.243231	34.756018	27.58%	79,418	2010
	17.511810	27.243231	55.57%	81,126	2009
	32.916636	17.511810	-46.80%	73,125	2008
	22.949739	32.916636	43.43%	84,956	2007
	18.670053	22.949739	22.92%	51,648	2006
	12.475588	18.670053	49.65%	58,073	2005
	10.000000	12.475588	24.76%	7,667	2004*

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ	45.015030	57.419739	27.56%	3,700	2010
	28.951032	45.015030	55.49%	3,702	2009
	54.446893	28.951032	-46.83%	3,713	2008
	37.953355	54.446893	43.46%	4,991	2007
	30.886919	37.953355	22.88%	5,696	2006
	20.631596	30.886919	49.71%	6,336	2005
	16.826365	20.631596	22.61%	10,570	2004
	11.774488	16.826365	42.91%	13,270	2003
	12.277582	11.774488	-4.10%	20,482	2002
	13.891206	12.277582	-11.62%	18,732	2001

Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	13.086941	16.375138	25.13%	4,808	2010
	10.000000	13.086941	30.87%	4,385	2009*

Optional Benefits Elected (Total 1.35%)
(Variable account charges of 1.35% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	8.722650	10.893002	24.88%	7,179	2010
	6.198064	8.722650	40.73%	5,215	2009
	10.000000	6.198064	-38.02%	4,534	2008*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	12.225190	12.677558	3.70%	145,866	2010
	11.243940	12.225190	8.73%	120,105	2009
	11.581808	11.243940	-2.92%	136,499	2008
	10.723102	11.581808	8.01%	94,816	2007
	10.699603	10.723102	0.22%	100,307	2006
	10.678747	10.699603	0.20%	129,989	2005
	10.230418	10.678747	4.38%	96,997	2004
	10.000000	10.230418	2.30%	40,443	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	11.605666	13.068760	12.61%	31,896	2010
	9.961739	11.605666	16.50%	33,552	2009
	15.437641	9.961739	-35.47%	39,566	2008
	15.660629	15.437641	-1.42%	50,277	2007
	13.557656	15.660629	15.51%	73,927	2006
	13.134404	13.557656	3.22%	103,337	2005
	11.783152	13.134404	11.47%	120,661	2004
	9.233843	11.783152	27.61%	144,873	2003
	11.609139	9.233843	-20.46%	172,433	2002
	12.841696	11.609139	-9.60%	179,658	2001

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	10.190630	11.988741	17.64%	11,202	2010
	7.949586	10.190630	28.19%	10,415	2009
	10.652040	7.949586	-25.37%	3,461	2008
	11.053441	10.652040	-3.63%	10,629	2007
	10.000000	11.053441	10.53%	5,373	2006*

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	12.067934	13.067152	8.28%	48,338	2010
	10.000000	12.067934	20.64%	15,004	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Credit Suisse Trust - International Equity Flex III Portfolio - Q/NQ	10.101345	11.183947	10.72%	0	2010
	10.000000	10.101345	1.01%	0	2009*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	12.226094	15.176213	24.13%	67,607	2010
	9.912640	12.226094	23.34%	68,636	2009
	14.544896	9.912640	-31.85%	65,234	2008
	14.842255	14.544896	-2.00%	71,271	2007
	13.149784	14.842255	12.87%	93,739	2006
	12.430106	13.149784	5.79%	102,501	2005
	10.337754	12.430106	20.24%	107,260	2004
	7.605654	10.337754	35.92%	85,297	2003
	10.000000	7.605654	-23.94%	16,842	2002*

Dreyfus Socially Responsible Growth Fund Inc.: Initial Shares - Q/NQ	10.027613	11.357968	13.27%	28,075	2010
	7.599551	10.027613	31.95%	32,802	2009
	11.747891	7.599551	-35.31%	36,018	2008
	11.049299	11.747891	6.32%	39,158	2007
	10.256425	11.049299	7.73%	43,183	2006
	10.033608	10.256425	2.22%	56,509	2005
	9.576172	10.033608	4.78%	67,237	2004
	7.703845	9.576172	24.30%	67,753	2003
	10.990787	7.703845	-29.91%	74,796	2002
	14.391057	10.990787	-23.63%	85,895	2001

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	11.485265	13.011532	13.29%	319,770	2010
	9.215577	11.485265	24.63%	353,220	2009
	14.861839	9.215577	-37.99%	352,448	2008
	14.314078	14.861839	3.83%	395,961	2007
	12.562472	14.314078	13.94%	504,178	2006
	12.163248	12.562472	3.28%	624,487	2005
	11.143887	12.163248	9.15%	759,168	2004
	8.800186	11.143887	26.63%	890,833	2003
	11.490304	8.800186	-23.41%	775,007	2002
	13.264252	11.490304	-13.37%	760,953	2001

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	12.765013	14.521692	13.76%	43,353	2010
	10.557930	12.765013	20.90%	38,653	2009
	15.192008	10.557930	-30.50%	46,347	2008
	14.375687	15.192008	5.68%	73,896	2007
	12.510464	14.375687	14.91%	83,315	2006
	12.149293	12.510464	2.97%	113,594	2005
	11.723937	12.149293	3.63%	133,448	2004
	9.807948	11.723937	19.54%	154,610	2003
	11.937596	9.807948	-17.84%	144,333	2002
	13.344202	11.937596	-10.54%	108,258	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	14.987624	16.042727	7.04%	221,903	2010
	12.614835	14.987624	18.81%	239,782	2009
	13.792665	12.614835	-8.54%	250,742	2008
	13.268123	13.792665	3.95%	279,665	2007
	12.912779	13.268123	2.75%	304,591	2006
	12.921360	12.912779	-0.07%	396,729	2005
	12.640599	12.921360	2.22%	490,070	2004
	12.244728	12.640599	3.23%	610,075	2003
	11.355438	12.244728	7.83%	614,372	2002
	10.657518	11.355438	6.55%	360,729	2001

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom 2010 Portfolio: Service Class - Q/NQ	10.195394	11.338883	11.22%	8,976	2010
	8.324343	10.195394	22.48%	0	2009
	11.262606	8.324343	-26.09%	0	2008
	10.508981	11.262606	7.17%	2,553	2007
	10.000000	10.508981	5.09%	0	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom 2020 Portfolio: Service Class - Q/NQ	9.648611	10.900559	12.98%	4,572	2010
	7.595069	9.648611	27.04%	9,121	2009
	11.442011	7.595069	-33.62%	4,572	2008
	10.528964	11.442011	8.67%	24,349	2007
	10.000000	10.528964	5.29%	6,095	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom 2030 Portfolio: Service Class - Q/NQ	9.163717	10.486471	14.43%	2,372	2010
	7.069088	9.163717	29.63%	10,564	2009
	11.572273	7.069088	-38.91%	10,564	2008
	10.549111	11.572273	9.70%	10,564	2007
	10.000000	10.549111	5.49%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	8.817909	10.365409	17.55%	44,164	2010
	6.057053	8.817909	45.58%	41,367	2009
	13.466625	6.057053	-55.02%	51,075	2008
	9.373560	13.466625	43.67%	43,954	2007
	10.000000	9.373560	-6.26%	33,998	2006*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	12.822952	14.558594	13.54%	246,642	2010
	9.996397	12.822952	28.28%	295,829	2009
	17.686387	9.996397	-43.48%	353,036	2008
	17.679134	17.686387	0.04%	455,254	2007
	14.923707	17.679134	18.46%	559,447	2006
	14.303761	14.923707	4.33%	636,495	2005
	13.017728	14.303761	9.88%	787,407	2004
	10.133398	10.017728	28.46%	826,957	2003
	12.375831	10.133398	-18.12%	689,288	2002
	13.218906	12.375831	-6.38%	475,497	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	10.337912	12.651861	22.38%	133,892	2010
	8.177572	10.337912	26.42%	168,185	2009
	15.710359	8.177572	-47.95%	226,644	2008
	12.553328	15.710359	25.15%	310,289	2007
	11.922071	12.553328	5.29%	342,097	2006
	11.435966	11.922071	4.25%	497,043	2005
	11.226098	11.435966	1.87%	634,975	2004
	8.570136	11.226098	30.99%	675,435	2003
	12.446254	8.570136	-31.14%	652,179	2002
	15.336364	12.446254	-18.84%	582,814	2001

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	12.124453	13.609972	12.25%	48,612	2010
	8.548305	12.124453	41.83%	55,837	2009
	11.563598	8.548305	-26.08%	64,249	2008
	11.419344	11.563598	1.26%	84,224	2007
	10.411407	11.419344	9.68%	284,732	2006
	10.293759	10.411407	1.14%	291,396	2005
	9.532130	10.293759	7.99%	381,990	2004
	7.610038	9.532130	25.26%	599,392	2003
	7.444808	7.610038	2.22%	267,587	2002
	8.566348	7.444808	-13.09%	184,249	2001

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ	10.294121	11.542627	12.13%	106,622	2010
	7.249915	10.294121	41.99%	136,533	2009
	9.796088	7.249915	-25.99%	75,869	2008
	10.000000	9.796088	-2.04%	79,729	2007*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	12.076844	12.828733	6.23%	88,733	2010
	10.583295	12.076844	14.11%	87,805	2009
	11.099433	10.583295	-4.65%	63,270	2008
	10.797409	11.099433	2.80%	55,587	2007
	10.493546	10.797409	2.90%	71,553	2006
	10.419995	10.493546	0.71%	50,855	2005
	10.125285	10.419995	2.91%	40,006	2004
	10.000000	10.125285	1.25%	6,754	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	9.251935	11.746913	26.97%	78,938	2010
	6.698216	9.251935	38.13%	59,466	2009
	11.224769	6.698216	-40.33%	59,035	2008
	9.853242	11.224769	13.92%	63,486	2007
	10.000000	9.853242	-1.47%	40,781	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	14.372058	16.020275	11.47%	7,448	2010
	11.522435	14.372058	24.73%	17,573	2009
	20.807759	11.522435	-44.62%	21,530	2008
	17.997284	20.807759	15.62%	21,820	2007
	15.467025	17.997284	16.36%	26,819	2006
	13.177961	15.467025	17.37%	36,037	2005
	11.770648	13.177961	11.96%	53,858	2004
	8.331809	11.770648	41.27%	59,013	2003
	10.602942	8.331809	-21.42%	65,893	2002
	13.653448	10.602942	-22.34%	82,407	2001

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	13.333633	14.865051	11.49%	26,960	2010
	10.685482	13.333633	24.78%	36,191	2009
	19.300799	10.685482	-44.64%	43,023	2008
	16.691229	19.300799	15.63%	55,702	2007
	14.344227	16.691229	16.36%	69,811	2006
	12.226160	14.344227	17.32%	91,954	2005
	10.919656	12.226160	11.96%	106,179	2004
	7.726868	10.919656	41.32%	82,362	2003
	10.000000	7.726868	-22.73%	21,422	2002*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	11.768316	14.680826	24.75%	29,657	2010
	7.579168	11.768316	55.27%	28,365	2009
	15.736301	7.579168	-51.84%	15,987	2008
	15.106887	15.736301	4.17%	25,934	2007
	13.178479	15.106887	14.63%	21,558	2006
	13.025568	13.178479	1.17%	27,404	2005
	11.583541	13.025568	12.45%	93,539	2004
	7.441418	11.583541	55.66%	73,374	2003
	10.000000	7.441418	-25.59%	12,425	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.560423	11.738165	11.15%	340,303	2010
	7.894728	10.560423	33.77%	351,518	2009
	11.376790	7.894728	-30.61%	124,305	2008
	11.115728	11.376790	2.35%	150,973	2007
	10.000000	11.115728	11.16%	77,100	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	8.231833	10.412660	26.49%	33,752	2010
	6.460770	8.231833	27.41%	11,475	2009
	9.777596	6.460770	-33.92%	42,995	2008
	10.153798	9.777596	-3.71%	10,388	2007
	10.000000	10.153798	1.54%	33,355	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	8.475367	9.218340	8.77%	15,130	2010
	6.595954	8.475367	28.49%	4,150	2009
	10.000000	6.595954	-34.04%	1,200	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	10.766565	12.481496	15.93%	50,367	2010
	6.321955	10.766565	70.30%	26,143	2009
	13.540865	6.321955	-53.31%	30,265	2008
	10.666212	13.540865	26.95%	14,139	2007
	10.000000	10.666212	6.66%	1,478	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	9.837385	10.520509	6.94%	20,093	2010
	7.268362	9.837385	35.35%	16,341	2009
	12.360786	7.268362	-41.20%	5,873	2008
	10.854263	12.360786	13.88%	11,153	2007
	10.000000	10.854263	8.54%	7,285	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	14.035512	15.837090	12.84%	109,542	2010
	11.987524	14.035512	17.08%	104,257	2009
	11.441428	11.987524	4.77%	82,994	2008
	10.446327	11.441428	9.53%	86,080	2007
	10.000000	10.446327	4.46%	5,586	2006*

Invesco Funds - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	7.336602	8.338146	13.65%	0	2010
	6.160629	7.336602	19.09%	0	2009
	10.884889	6.160629	-43.40%	0	2008
	9.875930	10.884889	10.22%	0	2007
	10.000000	9.875930	-1.24%	1,246	2006*

Invesco Funds - Invesco V.I. Capital Development Fund: Series II - Q/NQ	8.028808	9.383574	16.87%	1,093	2010
	5.731866	8.028808	40.07%	1,051	2009
	10.989779	5.731866	-47.84%	1,912	2008
	10.077945	10.989779	9.05%	5,817	2007
	10.000000	10.077945	0.78%	5,807	2006*

Ivy Funds Variable Asset Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	21.536641	23.089227	7.21%	36,868	2010
	17.387222	21.536641	23.30%	11,501	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	9.153635	9.615212	5.04%	127,532	2010
	6.354726	9.153635	44.04%	139,955	2009
	11.567341	6.354726	-45.06%	171,044	2008
	8.582315	11.567341	34.78%	176,269	2007
	7.972641	8.582315	7.65%	181,586	2006
	7.179879	7.972641	11.04%	217,200	2005
	6.169559	7.179879	16.38%	277,059	2004
	5.201491	6.169559	18.61%	305,247	2003
	6.271720	5.201491	-17.06%	394,129	2002
	8.133724	6.271720	-22.89%	536,957	2001

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	12.333932	15.150690	22.84%	20,650	2010
	7.958706	12.333932	54.97%	19,899	2009
	14.380107	7.958706	-44.65%	3,003	2008
	11.973242	14.380107	20.10%	5,341	2007
	11.243886	11.973242	6.49%	17,982	2006
	10.237685	11.243886	9.83%	18,549	2005
	10.291804	10.237685	-0.53%	25,290	2004
	7.090507	10.291804	45.15%	21,115	2003
	10.000000	7.090507	-29.09%	10,510	2002*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	4.036206	4.953177	22.72%	21,061	2010
	2.607720	4.036206	54.78%	21,192	2009
	4.718130	2.607720	-44.73%	23,321	2008
	3.930244	4.718130	20.05%	24,917	2007
	3.694652	3.930244	6.38%	35,834	2006
	3.357287	3.694652	10.05%	39,307	2005
	3.384068	3.357287	-0.79%	61,747	2004
	2.341922	3.384068	44.50%	102,122	2003
	4.019173	2.341922	-41.73%	135,410	2002
	6.500322	4.019173	-38.17%	253,139	2001

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	23.852176	29.420179	23.34%	69,499	2010
	13.502080	23.852176	76.66%	75,522	2009

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	13.901995	17.145500	23.33%	15,578	2010
	7.869575	13.901995	76.65%	20,601	2009
	16.699513	7.869575	-52.88%	21,874	2008
	13.224007	16.699513	26.28%	24,508	2007
	9.141690	13.224007	44.66%	44,120	2006
	7.023167	9.141690	30.16%	55,419	2005
	5.998356	7.023167	17.08%	77,998	2004
	4.519598	5.998356	32.72%	94,582	2003
	6.171086	4.519598	-26.76%	149,445	2002
	8.170438	6.171086	-24.47%	250,205	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ	11.764239	14.327528	21.79%	11,374	2010
	9.412391	11.764239	24.99%	12,737	2009

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	9.408753	10.322888	9.72%	26,934	2010
	7.788820	9.408753	20.80%	20,857	2009
	11.739304	7.788820	-33.65%	27,704	2008
	11.060891	11.739304	6.13%	11,170	2007
	10.000000	11.060891	10.61%	6,025	2006*

MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class - Q/NQ	10.000000	10.746091	7.46%	2,458	2010

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	10.101568	10.491860	3.86%	64,057	2010
	9.035620	10.101568	11.80%	57,445	2009
	10.580072	9.035620	-14.60%	68,690	2008
	10.237167	10.580072	3.35%	83,993	2007
	9.958429	10.237167	2.80%	85,808	2006
	9.950715	9.958429	0.08%	82,401	2005
	10.008909	9.950715	-0.58%	71,878	2004
	10.000000	10.008909	0.09%	35,328	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	6.975368	8.230749	18.00%	23,445	2010
	5.760162	6.975368	21.10%	2,491	2009
	9.647223	5.760162	-40.29%	0	2008
	9.729886	9.647223	-0.85%	0	2007
	10.000000	9.729886	-2.70%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	10.968053	13.293024	21.20%	4,771	2010
	8.459602	10.968053	29.65%	373	2009
	14.161115	8.459602	-40.26%	961	2008
	13.340303	14.161115	6.15%	961	2007
	11.892729	13.340303	12.17%	1,922	2006
	11.281422	11.892729	5.42%	0	2005
	10.000000	11.281422	12.81%	0	2004*

NVIT American Century NVIT Growth Fund: Class I - Q/NQ	6.669101	7.845440	17.64%	16,878	2010
	5.065003	6.669101	31.67%	17,283	2009
	8.376797	5.065003	-39.54%	18,045	2008
	7.103661	8.376797	17.92%	25,332	2007
	6.782293	7.103661	4.74%	25,252	2006
	6.455208	6.782293	5.07%	36,600	2005
	6.050040	6.455208	6.70%	31,089	2004
	4.620133	6.050040	30.95%	43,110	2003
	6.570618	4.620133	-29.68%	43,089	2002
	9.269045	6.570618	-29.11%	73,201	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
NVIT American Century NVIT Multi Cap Value Fund: Class I - Q/NQ	12.451066	13.936878	11.93%	168,203	2010
	10.000000	12.451066	24.47%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	9.238844	10.209472	10.51%	29,312	2010
	7.588470	9.238844	21.75%	32,766	2009

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.436622	10.912484	4.56%	83,519	2010
	9.433308	10.436622	10.64%	99,907	2009

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.249994	11.254382	9.80%	35,118	2010
	7.337562	10.249994	39.69%	28,878	2009

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	8.542120	9.960000	16.60%	95,714	2010
	6.239296	8.542120	36.91%	111,023	2009*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	7.721847	8.453715	9.48%	26,534	2010
	5.989361	7.721847	28.93%	56,770	2009*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	14.975621	16.716897	11.63%	39,287	2010
	10.397663	14.975621	44.03%	46,161	2009

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.856601	13.235892	11.63%	67,837	2010
	8.227523	11.856601	44.11%	92,188	2009
	11.599384	8.227523	-29.07%	43,683	2008
	11.397886	11.599384	1.77%	33,953	2007
	10.446260	11.397886	9.11%	64,453	2006
	10.000000	10.446260	4.46%	35,074	2005*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ	7.749115	8.837654	14.05%	143,409	2010
	5.135407	7.749115	50.90%	195,589	2009
	10.000000	5.135407	-48.65%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	7.944449	9.685356	21.91%	0	2010
	6.122477	7.944449	29.76%	0	2009
	10.000000	6.122477	-38.78%	0	2008*

NVIT NVIT Cardinal (SM) Aggressive Fund: Class II - Q/NQ	8.099592	9.185337	13.40%	0	2010
	6.355008	8.099592	27.45%	0	2009
	10.000000	6.355008	-36.45%	0	2008*

NVIT NVIT Cardinal (SM) Balanced Fund: Class II - Q/NQ	9.357952	10.192308	8.92%	14,612	2010
	7.916818	9.357952	18.20%	22,037	2009
	10.000000	7.916818	-20.83%	12,756	2008*

NVIT NVIT Cardinal (SM) Capital Appreciation Fund: Class II - Q/NQ	8.812871	9.771043	10.87%	45,769	2010
	7.194892	8.812871	22.49%	46,616	2009
	10.000000	7.194892	-28.05%	52,975	2008*

NVIT NVIT Cardinal (SM) Conservative Fund: Class II - Q/NQ	10.108923	10.650655	5.36%	3,666	2010
	9.066730	10.108923	11.49%	2,831	2009
	10.000000	9.066730	-9.33%	780	2008*

NVIT NVIT Cardinal (SM) Moderate Fund: Class II - Q/NQ	9.085842	9.982416	9.87%	64,111	2010
	7.552592	9.085842	20.30%	77,850	2009
	10.000000	7.552592	-24.47%	37,110	2008*

NVIT NVIT Cardinal (SM) Moderately Aggressive Fund: Class II - Q/NQ	8.531026	9.536164	11.78%	20,107	2010
	6.831944	8.531026	24.87%	19,732	2009
	10.000000	6.831944	-31.68%	13,497	2008*

NVIT NVIT Cardinal (SM) Moderately Conservative Fund: Class II - Q/NQ	9.631751	10.360114	7.56%	2,990	2010
	8.296674	9.631751	16.09%	3,832	2009
	10.000000	8.296674	-17.03%	59,289	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	10.576480	11.169967	5.61%	25,332	2010
	9.855478	10.576480	7.32%	25,332	2009
	10.000000	9.855478	-1.45%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	11.302080	12.054199	6.65%	615	2010
	9.839470	11.302080	14.86%	884	2009
	10.000000	9.839470	-1.61%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
NVIT NVIT Emerging Markets Fund: Class I - Q/NQ	22.440645	25.718880	14.61%	288	2010
	13.928802	22.440645	61.11%	288	2009
	33.429532	13.928802	-58.33%	343	2008
	23.278840	33.429532	43.60%	2,349	2007
	17.259135	23.278840	34.88%	2,563	2006
	13.189746	17.259135	30.85%	2,608	2005
	11.073210	13.189746	19.11%	2,608	2004
	6.791842	11.073210	63.04%	4,232	2003
	8.121795	6.791842	-16.38%	9,887	2002
	8.683765	8.121795	-6.47%	41,669	2001

NVIT NVIT Emerging Markets Fund: Class III - Q/NQ	24.758534	28.384890	14.65%	42,341	2010
	15.351464	24.758534	61.28%	54,145	2009
	36.903183	15.351464	-58.40%	45,226	2008
	25.703155	36.903183	43.57%	58,675	2007
	19.066801	25.703155	34.81%	62,483	2006
	14.569246	19.066801	30.87%	85,815	2005
	12.229998	14.569246	19.13%	88,212	2004
	7.503370	12.229998	62.99%	86,102	2003
	10.000000	7.503370	-24.97%	54,322	2002*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	14.778718	15.276366	3.37%	208,819	2010
	14.588744	14.778718	1.30%	243,813	2009
	13.728590	14.588744	6.27%	333,571	2008
	12.987757	13.728590	5.70%	325,572	2007
	12.739345	12.987757	1.95%	319,813	2006
	12.505084	12.739345	1.87%	358,307	2005
	12.275758	12.505084	1.87%	455,979	2004
	12.199721	12.275758	0.62%	651,797	2003
	11.142753	12.199721	9.49%	988,131	2002
	10.531983	11.142753	5.80%	487,205	2001

NVIT NVIT International Equity Fund: Class I - Q/NQ	10.537955	11.777490	11.76%	890	2010
	8.234631	10.537955	27.97%	904	2009

NVIT NVIT International Equity Fund: Class III - Q/NQ	16.822765	18.798086	11.74%	25,269	2010
	13.150894	16.822765	27.92%	28,477	2009
	24.705460	13.150894	-46.77%	35,669	2008
	19.697626	24.705460	25.42%	49,607	2007
	15.017832	19.697626	31.16%	52,355	2006
	11.694054	15.017832	28.42%	46,833	2005
	10.366220	11.694054	12.81%	15,806	2004
	7.764530	10.366220	33.51%	9,511	2003
	10.000000	7.764530	-22.35%	4,642	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
NVIT NVIT International Index Fund: Class VIII - Q/NQ	8.350063	8.846856	5.95%	0	2010
	6.581420	8.350063	26.87%	0	2009
	11.723228	6.581420	-43.86%	0	2008
	10.864484	11.723228	7.90%	46	2007
	10.000000	10.864484	8.64%	0	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	12.076832	13.656755	13.08%	38,485	2010
	9.623865	12.076832	25.49%	39,702	2009
	15.446943	9.623865	-37.70%	40,600	2008
	14.778924	15.446943	4.52%	40,112	2007
	12.818377	14.778924	15.29%	38,304	2006
	12.038453	12.818377	6.48%	69,012	2005
	10.702064	12.038453	12.49%	59,594	2004
	8.226725	10.702064	30.09%	48,181	2003
	10.000000	8.226725	-17.73%	8,104	2002*

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	11.535143	12.496296	8.33%	577	2010
	10.000000	11.535143	15.31%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	12.094311	13.366494	10.52%	0	2010
	10.000000	12.094311	20.90%	0	2009*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	12.073063	12.611921	4.46%	83,283	2010
	11.219083	12.073063	7.61%	85,157	2009
	12.101477	11.219083	-7.29%	192,874	2008
	11.641531	12.101477	3.95%	242,975	2007
	11.115251	11.641531	4.73%	146,501	2006
	10.906285	11.115251	1.92%	162,160	2005
	10.564049	10.906285	3.24%	114,460	2004
	9.923961	10.564049	6.45%	114,826	2003
	10.000000	9.923961	-0.76%	147,559	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	12.237903	13.390343	9.42%	298,911	2010
	10.412824	12.237903	17.53%	315,073	2009
	13.743287	10.412824	-24.23%	242,503	2008
	13.186120	13.743287	4.23%	259,899	2007
	12.003325	13.186120	9.85%	301,072	2006
	11.549873	12.003325	3.93%	335,589	2005
	10.688646	11.549873	8.06%	291,046	2004
	9.025163	10.688646	18.43%	282,540	2003
	10.000000	9.025163	-9.75%	309,777	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	12.301916	13.693488	11.31%	106,877	2010
	10.024929	12.301916	22.71%	121,779	2009
	14.811897	10.024929	-32.32%	107,417	2008
	14.145692	14.811897	4.71%	142,280	2007
	12.518467	14.145692	13.00%	139,587	2006
	11.851157	12.518467	5.63%	166,174	2005
	10.717277	11.851157	10.58%	255,241	2004
	8.578257	10.717277	24.94%	158,305	2003
	10.000000	8.578257	-14.22%	181,244	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.310900	13.179063	7.05%	50,315	2010
	10.893172	12.310900	13.01%	56,873	2009
	12.997689	10.893172	-16.19%	139,667	2008
	12.447195	12.997689	4.42%	62,381	2007
	11.636906	12.447195	6.96%	86,526	2006
	11.289284	11.636906	3.08%	87,462	2005
	10.679239	11.289284	5.71%	108,689	2004
	9.521061	10.679239	12.16%	110,936	2003
	10.000000	9.521061	-4.79%	93,272	2002*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	22.031318	27.428840	24.50%	84,377	2010
	16.330450	22.031318	34.91%	90,870	2009
	26.054702	16.330450	-37.32%	95,850	2008
	24.556798	26.054702	6.10%	116,522	2007
	22.651820	24.556798	8.41%	155,959	2006
	20.482702	22.651820	10.59%	186,766	2005
	17.940543	20.482702	14.17%	210,862	2004
	13.505833	17.940543	32.84%	186,315	2003
	16.164624	13.505833	-16.45%	148,168	2002
	16.603938	16.164624	-2.65%	94,355	2001

NVIT NVIT Money Market Fund: Class I - Q/NQ	11.796315	11.637084	-1.35%	313,846	2010
	11.952729	11.796315	-1.31%	446,246	2009
	11.872477	11.952729	0.68%	861,803	2008
	11.485385	11.872477	3.37%	621,501	2007
	11.137564	11.485385	3.12%	589,758	2006
	10.996174	11.137564	1.29%	584,525	2005
	11.056941	10.996174	-0.55%	536,817	2004
	11.138565	10.056941	-0.73%	649,503	2003
	11.155845	11.138565	-0.15%	1,639,655	2002
	10.916008	11.155845	2.20%	2,044,393	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	14.553266	15.876876	9.09%	92,627	2010
	11.860742	14.553266	22.70%	94,199	2009
	14.536664	11.860742	-18.41%	72,511	2008
	14.085245	14.536664	3.20%	179,463	2007
	13.618583	14.085245	3.43%	133,129	2006
	13.509902	13.618583	0.80%	171,123	2005
	12.854836	13.509902	5.10%	182,873	2004
	11.622486	12.854836	10.60%	173,191	2003
	10.989466	11.622486	5.76%	167,293	2002
	10.692772	10.989466	2.77%	105,035	2001

NVIT NVIT Multi-Manager International Growth Fund: Class III - Q/NQ	8.191216	9.214979	12.50%	61,805	2010
	6.084812	8.191216	34.62%	90,296	2009
	10.000000	6.084812	-39.15%	0	2008*

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	15.074088	15.779675	4.68%	19,105	2010
	11.768783	15.074088	28.09%	21,662	2009
	22.230070	11.768783	-47.06%	23,789	2008
	21.894163	22.230070	1.53%	43,642	2007
	18.080291	21.894163	21.09%	66,439	2006
	16.355551	18.080291	10.55%	67,852	2005
	13.786097	16.355551	18.64%	37,983	2004
	10.000000	13.786097	37.86%	4,837	2003*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	8.074482	9.201018	13.95%	20,935	2010
	6.306937	8.074482	28.03%	8,677	2009
	10.000000	6.306937	-36.93%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ	10.000000	10.420399	4.20%	14,151	2010

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	7.907475	8.795065	11.22%	3,562	2010
	6.291166	7.907475	25.69%	7,922	2009
	10.000000	6.291166	-37.09%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ	7.803801	9.763175	25.11%	23,500	2010
	6.222846	7.803801	25.41%	24,892	2009

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	7.766574	9.689752	24.76%	107,722	2010
	6.213418	7.766574	25.00%	115,630	2009
	10.000000	6.213418	-37.87%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	8.619231	10.172277	18.02%	93,873	2010
	6.696728	8.619231	28.71%	115,663	2009
	10.000000	6.696728	-33.03%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	11.259668	13.934498	23.76%	27,520	2010
	8.954701	11.259668	25.74%	28,776	2009
	16.941859	8.954701	-47.14%	36,044	2008
	15.649135	16.941859	8.26%	39,114	2007
	15.369821	15.649135	1.82%	51,836	2006
	14.413376	15.369821	6.64%	64,283	2005
	12.882319	14.413376	11.88%	91,093	2004
	9.725788	12.882319	32.46%	101,485	2003
	14.778663	9.725788	-34.19%	100,810	2002
	16.803658	14.778663	-12.05%	74,348	2001

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	26.280420	32.823421	24.90%	56,231	2010
	21.106873	26.280420	24.51%	66,401	2009
	31.535594	21.106873	-33.07%	78,820	2008
	34.336874	31.535594	-8.16%	105,464	2007
	29.673774	34.336874	15.71%	135,023	2006
	29.181930	29.673774	1.69%	170,069	2005
	25.218705	29.181930	15.72%	219,375	2004
	16.297452	25.218705	54.74%	249,459	2003
	22.681958	16.297452	-28.15%	236,769	2002
	17.925387	22.681958	26.54%	175,877	2001

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	22.665147	28.020726	23.63%	44,889	2010
	17.056405	22.665147	32.88%	53,165	2009
	27.972742	17.056405	-39.02%	61,214	2008
	27.765664	27.972742	0.75%	76,802	2007
	25.120487	27.765664	10.53%	100,416	2006
	22.670814	25.120487	10.81%	142,314	2005
	19.308104	22.670814	17.42%	177,.450	2004
	13.879545	19.308104	39.11%	175,450	2003
	17.018889	13.879545	-18.45%	159,918	2002
	18.493168	17.018889	-7.97%	120,126	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
NVIT NVIT Nationwide Fund: Class I - Q/NQ	10.724675	12.002966	11.92%	48,248	2010
	8.621508	10.724675	24.39%	65,825	2009
	14.953776	8.621508	-42.35%	84,209	2008
	14.013068	14.953776	6.71%	96,035	2007
	12.500702	14.013068	12.10%	116,286	2006
	11.793631	12.500702	6.00%	151,712	2005
	10.892809	11.793631	8.27%	168,999	2004
	8.659317	10.892809	25.79%	214,895	2003
	10.621089	8.659317	-18.47%	236,489	2002
	12.210612	10.621089	-13.02%	240,820	2001

NVIT NVIT Real Estate Fund: Class I - Q/NQ	7.221893	9.274797	28.43%	149,903	2010
	5.595431	7.221893	29.07%	159,616	2009
	10.000000	5.595431	-44.05%	0	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.411702	10.519687	1.04%	25,573	2010
	9.853625	10.411702	5.66%	35,342	2009
	10.000000	9.853625	-1.46%	0	2008*

NVIT NVIT Worldwide Leaders Fund: Class I - Q/NQ	13.531767	14.878970	9.96%	2,228	2010
	10.973198	13.531767	23.32%	2,228	2009
	19.985594	10.973198	-45.09%	2,228	2008
	16.897939	19.985594	18.27%	2,228	2007
	13.606861	16.897939	24.19%	3,327	2006
	11.557498	13.606861	17.73%	8,263	2005
	10.128863	11.557498	14.10%	12,719	2004
	7.546232	10.128863	34.22%	13,166	2003
	10.252768	7.546232	-26.40%	25,037	2002
	12.802092	10.252768	-19.91%	25,317	2001

NVIT NVIT Worldwide Leaders Fund: Class III - Q/NQ	18.118948	19.905457	9.86%	3,453	2010
	14.693709	18.118948	23.31%	5,448	2009
	26.754702	14.693709	-45.08%	5,766	2008
	22.613305	26.754702	18.31%	10,757	2007
	18.219188	22.613305	24.12%	6,927	2006
	15.475126	18.219188	17.73%	9,990	2005
	13.562236	15.475126	14.10%	5,612	2004
	10.000000	13.562236	35.62%	2,090	2003*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class I - Q/NQ	12.937705	13.890956	7.33%	416,369	2010
	10.000000	12.937705	29.38%	0	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	12.916734	13.551092	4.91%	745	2010
	10.000000	12.916734	29.12%	0	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	10.492443	11.983456	14.21%	26,933	2010
	8.273910	10.492443	26.81%	28,505	2009
	13.311361	8.273910	-37.84%	30,942	2008
	13.800459	13.311361	-3.54%	39,924	2007
	12.069113	13.800459	14.35%	53,337	2006
	11.735400	12.069113	2.84%	59,886	2005
	10.124293	11.735400	15.91%	83,487	2004
	7.808298	10.124293	29.66%	60,584	2003
	10.573946	7.808298	-26.16%	61,930	2002
	12.202501	10.573946	-13.35%	29,682	2001

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	18.680692	21.372582	14.41%	61,770	2010
	13.555289	18.680692	37.81%	59,229	2009
	22.976209	13.555289	-41.00%	89,403	2008
	21.904136	22.976209	4.89%	115,199	2007
	18.865932	21.904136	16.10%	150,919	2006
	16.725308	18.865932	12.80%	182,487	2005
	14.223775	16.725308	17.59%	199,623	2004
	10.000000	14.223775	42.24%	142,950	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	11.747140	13.438803	14.40%	128,518	2010
	8.519524	11.747140	37.88%	143,013	2009
	14.439213	8.519524	-41.00%	164,656	2008
	13.767875	14.439213	4.88%	200,783	2007
	11.857869	13.767875	16.11%	251,845	2006
	10.515171	11.857869	12.77%	295,031	2005
	8.944883	10.515171	17.56%	351,150	2004
	6.339745	8.944883	41.09%	449,717	2003
	8.253527	6.339745	-23.19%	590,392	2002
	9.512275	8.253527	-13.23%	348,472	2001

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ	2.492736	2.820207	13.14%	28,274	2010
	1.993510	2.492736	25.04%	3,101	2009
	9.573619	1.993510	-79.18%	22,864	2008
	10.000000	9.573619	-4.26%	0	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	2.694504	3.051895	13.26%	0	2010
	2.179565	2.694504	23.63%	0	2009
	10.359570	2.179565	-78.96%	0	2008
	10.512796	10.359570	-1.46%	0	2007
	10.000000	10.512796	5.13%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	11.988148	13.731396	14.54%	126,515	2010
	9.472790	11.988148	26.55%	137,925	2009
	15.606456	9.472790	-39.30%	153,753	2008
	15.150935	15.606456	3.01%	182,930	2007
	13.351587	15.150935	13.48%	207,177	2006
	12.770576	13.351587	4.55%	262,003	2005
	11.826595	12.770576	7.98%	337,857	2004
	9.460540	11.826595	25.01%	374,490	2003
	11.810153	9.460540	-19.89%	314,127	2002
	13.326790	11.810153	-11.38%	300,263	2001

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares - Q/NQ	8.092326	9.851723	21.74%	24,926	2010
	5.979109	8.092326	35.34%	28,102	2009
	9.749103	5.979109	-38.67%	14,393	2008
	10.004288	9.749103	-2.55%	18,030	2007
	10.000000	10.004288	0.04%	9,038	2006*

Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares - Q/NQ	11.471960	14.425526	25.75%	26,054	2010
	8.769449	11.471960	30.82%	32,973	2009
	17.453795	8.769449	-49.76%	44,330	2008
	16.640228	17.453795	4.89%	43,121	2007
	16.383114	16.640228	1.57%	70,927	2006
	14.784164	16.383114	10.82%	93,508	2005
	12.511950	14.784164	18.16%	119,500	2004
	10.098682	12.511950	23.90%	122,536	2003
	14.177025	10.098682	-28.77%	122,945	2002
	20.910873	14.177025	-32.20%	143,747	2001

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (unhedged): Advisor Class - Q/NQ	10.867188	11.725233	7.90%	12,446	2010
	10.000000	10.867188	8.64%	473	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.946630	11.358857	3.77%	65,447	2010
	10.000000	10.946630	9.43%	18,699	2009*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ	10.000000	10.541009	5.41%	5,783	2010

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	10.372014	10.963069	5.70%	2,863	2010
	9.589082	10.372014	8.16%	3,028	2009
	10.824988	9.589082	-11.42%	3,432	2008
	10.406425	10.824988	4.02%	7,789	2007
	10.000000	10.406425	4.06%	5,258	2006*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	35.085823	37.985266	8.26%	10,024	2010
	27.314305	35.085823	28.45%	10,059	2009
	32.565389	27.314305	-16.12%	10,285	2008
	30.989172	32.565389	5.09%	10,830	2007
	28.348378	30.989172	9.32%	11,036	2006
	25.599081	28.348378	10.74%	11,196	2005
	23.577028	25.599081	8.58%	14,067	2004
	18.691227	23.577028	26.14%	28,390	2003
	17.347230	18.691227	7.75%	10,273	2002
	15.972670	17.347230	8.61%	2,322	2001

Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Class R1 - Q/NQ	22.438677	28.082748	25.15%	11,236	2010
	10.658815	22.438677	110.52%	11,891	2009
	30.653451	10.658815	-65.23%	8,533	2008
	22.589129	30.653451	35.70%	14,061	2007
	16.409772	22.589129	37.66%	16,083	2006
	12.614189	16.409772	30.09%	18,552	2005
	10.000000	12.614189	26.14%	11,787	2004*

Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ	44.570461	55.770790	25.13%	2,390	2010
	21.193516	44.570461	110.30%	5,283	2009
	61.000464	21.193516	-65.26%	5,546	2008
	44.936453	61.000464	35.75%	11,756	2007
	32.653846	44.936453	37.61%	16,286	2006
	25.075792	32.653846	30.22%	17,624	2005
	20.191153	25.075792	24.19%	21,299	2004
	13.274041	20.191153	52.11%	29,007	2003
	13.857976	13.274041	-4.21%	30,469	2002
	14.308006	13.857976	-3.15%	20,943	2001

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Class R1 - Q/NQ	27.165127	34.638842	27.51%	33,279	2010
	17.470460	27.165127	55.49%	34,146	2009
	32.855614	17.470460	-46.83%	25,992	2008
	22.918869	32.855614	43.36%	30,792	2007
	18.654364	22.918869	22.86%	34,431	2006
	12.471404	18.654364	49.58%	45,314	2005
	10.000000	12.471404	24.71%	12,093	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ	41.949101	53.481851	27.49%	989	2010
	26.992877	41.949101	55.41%	1,056	2009
	50.790086	26.992877	-46.85%	2,492	2008
	35.422343	50.790086	43.38%	3,172	2007
	28.841712	35.422343	22.82%	3,787	2006
	19.275174	28.841712	49.63%	5,647	2005
	15.728084	19.275174	22.55%	9,209	2004
	11.011517	15.728084	42.83%	12,314	2003
	11.487829	11.011517	-4.15%	8,584	2002
	13.004291	11.487829	-11.66%	7,036	2001

Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	13.082528	16.361321	25.06%	21,457	2010
	10.000000	13.082528	30.78%	4,073	2009*

Optional Benefits Elected (Total 1.40%)
(Variable account charges of 1.40% of the daily net assets of the variable account)
Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	8.715275	10.878283	24.82%	14,774	2010
	6.195961	8.715275	40.66%	3,851	2009
	10.000000	6.195961	-38.04%	0	2008*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	12.183910	12.628349	3.65%	81,566	2010
	11.211657	12.183910	8.67%	81,859	2009
	11.554412	11.211657	-2.97%	66,367	2008
	10.703194	11.554412	7.95%	63,133	2007
	10.685142	10.703194	0.17%	53,407	2006
	10.669705	10.685142	0.14%	76,506	2005
	10.226939	10.669705	4.33%	65,652	2004
	10.000000	10.226939	2.27%	24,270	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	11.539646	12.987835	12.55%	47,805	2010
	9.910108	11.539646	16.44%	52,719	2009
	15.365439	9.910108	-35.50%	61,106	2008
	15.595327	15.365439	-1.47%	105,654	2007
	13.507947	15.595327	15.45%	115,651	2006
	13.092858	13.507947	3.17%	133,174	2005
	11.751833	13.092858	11.41%	147,460	2004
	9.213961	11.751833	27.54%	137,995	2003
	11.590032	9.213961	-20.50%	115,407	2002
	12.827110	11.590032	-9.64%	96,144	2001

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	10.171685	11.960402	17.59%	4,846	2010
	7.938834	10.171685	28.13%	12,575	2009
	10.643035	7.938834	-25.41%	8,322	2008
	11.049729	10.643035	-3.68%	4,642	2007
	10.000000	11.049729	10.50%	2,642	2006*

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	12.063857	13.056117	8.23%	30,396	2010
	10.000000	12.063857	20.64%	15,004	2009*

Credit Suisse Trust - International Equity Flex III Portfolio - Q/NQ	10.101066	11.177959	10.66%	0	2010
	10.000000	10.101066	1.01%	0	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	12.178690	15.109725	24.07%	17,761	2010
	9.879210	12.178690	23.28%	18,470	2009
	14.503198	9.879210	-31.88%	22,187	2008
	14.807242	14.503198	-2.05%	19,649	2007
	13.125399	14.807242	12.81%	28,852	2006
	12.413331	13.125399	5.74%	45,447	2005
	10.329023	12.413331	20.18%	53,403	2004
	7.603070	10.329023	35.85%	40,196	2003
	10.000000	7.603070	-23.97%	10,571	2002*

Dreyfus Socially Responsible Growth Fund Inc.: Initial Shares - Q/NQ	9.970594	11.287657	13.21%	6,664	2010
	7.560169	9.970594	31.88%	6,571	2009
	11.692955	7.560169	-35.34%	6,690	2008
	11.003223	11.692955	6.27%	6,691	2007
	10.218827	11.003223	7.68%	6,604	2006
	10.001884	10.218827	2.17%	15,567	2005
	9.550729	10.001884	4.72%	26,667	2004
	7.687264	9.550729	24.24%	16,854	2003
	10.972704	7.687264	-29.94%	4,023	2002
	14.374715	10.972704	-23.67%	4,257	2001

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	11.419938	12.930981	13.23%	205,616	2010
	9.167807	11.419938	24.57%	213,353	2009
	14.792314	9.167807	-38.02%	224,081	2008
	14.254382	14.792314	3.77%	233,428	2007
	12.516404	14.254382	13.89%	478,813	2006
	12.124769	12.516404	3.23%	556,423	2005
	11.114277	12.124769	9.09%	615,191	2004
	8.781243	11.114277	26.57%	751,431	2003
	11.471393	8.781243	-23.45%	522,055	2002
	13.249172	11.471393	-13.42%	381,522	2001

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	12.692396	14.431777	13.70%	32,168	2010
	10.503190	12.692396	20.84%	30,873	2009
	15.120919	10.503190	-30.54%	32,881	2008
	14.315710	15.120919	5.62%	37,236	2007
	12.464569	14.315710	14.85%	44,490	2006
	12.110835	12.464569	2.92%	58,136	2005
	11.692755	12.110835	3.58%	68,826	2004
	9.786828	11.692755	19.47%	69,624	2003
	11.917939	9.786828	-17.88%	77,065	2002
	13.329025	11.917939	-10.59%	91,738	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	14.906875	15.948207	6.99%	135,212	2010
	12.553222	14.906875	18.75%	148,336	2009
	13.732251	12.553222	-8.59%	166,494	2008
	13.216733	13.732251	3.90%	210,380	2007
	12.869267	13.216733	2.70%	251,502	2006
	12.884321	12.869267	-0.12%	324,841	2005
	12.610763	12.884321	2.17%	362,655	2004
	12.222015	12.610763	3.18%	453,900	2003
	11.340121	12.222015	7.78%	768,757	2002
	10.648571	11.340121	6.49%	220,079	2001

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom 2010 Portfolio: Service Class - Q/NQ	10.176442	11.312070	11.16%	0	2010
	8.313085	10.176442	22.41%	0	2009
	11.253089	8.313085	-26.13%	1,576	2008
	10.505459	11.253089	7.12%	2,232	2007
	10.000000	10.505459	5.05%	0	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom 2020 Portfolio: Service Class - Q/NQ	9.630658	10.874747	12.92%	431	2010
	7.584783	9.630658	26.97%	600	2009
	11.432335	7.584783	-33.65%	809	2008
	10.525423	11.432335	8.62%	975	2007
	10.000000	10.525423	5.25%	0	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom 2030 Portfolio: Service Class - Q/NQ	9.146676	10.461668	14.38%	0	2010
	7.059531	9.146676	29.56%	0	2009
	11.562493	7.059531	-38.94%	0	2008
	10.545563	11.562493	9.64%	0	2007
	10.000000	10.545563	5.46%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	8.801514	10.340902	17.49%	25,447	2010
	6.048851	8.801514	45.51%	36,779	2009
	13.455244	6.048851	-55.04%	17,579	2008
	9.370407	13.455244	43.59%	23,348	2007
	10.000000	9.370407	-6.30%	6,969	2006*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	12.750014	14.468450	13.48%	198,257	2010
	9.944576	12.750014	28.21%	207,801	2009
	17.603654	9.944576	-43.51%	245,299	2008
	17.605402	17.603654	-0.01%	272,747	2007
	14.868984	17.605402	18.40%	358,874	2006
	14.258511	14.868984	4.28%	413,584	2005
	12.983123	14.258511	9.82%	511,447	2004
	10.111588	12.983123	28.40%	507,922	2003
	12.355466	10.111588	-18.16%	368,323	2002
	13.203880	12.355466	-6.43%	223,515	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	7.785067	9.491901	21.92%	0	2010
	5.418346	7.785067	43.68%	3,121	2009
	12.228638	5.418346	-55.69%	3,547	2008
	10.080384	12.228638	21.31%	4,345	2007
	9.708462	10.080384	3.83%	7,607	2006
	9.044412	9.708462	7.34%	7,591	2005
	8.567950	9.044412	5.56%	9,728	2004
	6.701675	8.567950	27.85%	9,727	2003
	8.704709	6.701675	-23.01%	9,997	2002
	10.319040	8.704709	-15.64%	11,979	2001

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	10.279106	12.573533	22.32%	45,357	2010
	8.135167	10.279106	26.35%	39,915	2009
	15.636843	8.135167	-47.97%	61,009	2008
	12.500955	15.636843	25.09%	90,247	2007
	11.878333	12.500955	5.24%	96,745	2006
	11.399783	11.878333	4.20%	116,356	2005
	11.196253	11.399783	1.82%	185,405	2004
	8.551687	11.196253	30.92%	208,417	2003
	12.425772	8.551687	-31.18%	137,066	2002
	15.318941	12.425772	-18.89%	111,173	2001

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	12.055544	13.525764	12.20%	36,392	2010
	8.504019	12.055544	41.76%	44,112	2009
	11.509516	8.504019	-26.11%	54,382	2008
	11.371725	11.509516	1.21%	82,786	2007
	10.373232	11.371725	9.63%	150,597	2006
	10.261209	10.373232	1.09%	181,969	2005
	9.506798	10.261209	7.94%	244,391	2004
	7.593653	9.506798	25.19%	309,122	2003
	7.432559	7.593653	2.17%	135,883	2002
	8.556624	7.432559	-13.14%	50,624	2001

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ	10.280217	11.521192	12.07%	49,230	2010
	7.243785	10.280217	41.92%	51,548	2009
	9.792776	7.243785	-26.03%	23,600	2008
	10.000000	9.792776	-2.07%	54,326	2007*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	12.036092	12.778972	6.17%	52,956	2010
	10.552916	12.036092	14.05%	61,219	2009
	11.073183	10.552916	-4.70%	15,953	2008
	10.777370	11.073183	2.74%	82,379	2007
	10.479364	10.777370	2.84%	31,337	2006
	10.411178	10.479364	0.65%	32,747	2005
	10.121844	10.411178	2.86%	22,889	2004
	10.000000	10.121844	1.22%	10,047	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	9.234738	11.719144	26.90%	24,706	2010
	6.689160	9.234738	38.06%	9,625	2009
	11.215287	6.689160	-40.36%	9,421	2008
	9.849935	11.215287	13.86%	7,069	2007
	10.000000	9.849935	-1.50%	5,542	2006*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	14.290321	15.921110	11.41%	2,302	2010
	11.462720	14.290321	24.67%	2,379	2009
	20.710438	11.462720	-44.65%	2,473	2008
	17.922234	20.710438	15.56%	3,015	2007
	15.410290	17.922234	16.30%	7,350	2006
	13.136258	15.410290	17.31%	7,506	2005
	11.739347	13.136258	11.90%	13,050	2004
	8.313864	11.739347	41.20%	13,447	2003
	10.585490	8.313864	-21.46%	15,941	2002
	13.637938	10.585490	-22.38%	76,177	2001

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	13.281875	14.799842	11.43%	71,266	2010
	10.649405	13.281875	24.72%	75,812	2009
	19.245422	10.649405	-44.67%	75,637	2008
	16.651827	19.245422	15.58%	59,155	2007
	14.317604	16.651827	16.30%	89,626	2006
	12.209635	14.317604	17.26%	91,784	2005
	10.910427	12.209635	11.91%	97,961	2004
	7.724242	10.910427	41.25%	93,374	2003
	10.000000	7.724242	-22.76%	79,562	2002*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	11.722632	14.616436	24.69%	5,882	2010
	7.553572	11.722632	55.19%	9,500	2009
	15.691143	7.553572	-51.86%	7,066	2008
	15.071219	15.691143	4.11%	8,910	2007
	13.154007	15.071219	14.58%	15,675	2006
	13.007940	13.154007	1.12%	17,874	2005
	11.573740	13.007940	12.39%	28,021	2004
	7.438892	11.573740	55.58%	19,507	2003
	10.000000	7.438892	-25.61%	3,128	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.540823	11.710454	11.10%	70,137	2010
	7.884068	10.540823	33.70%	69,477	2009
	11.367190	7.884068	-30.64%	65,581	2008
	11.112000	11.367190	2.30%	82,084	2007
	10.000000	11.112000	11.12%	13,939	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	8.216525	10.388032	26.43%	339	2010
	6.452025	8.216525	27.35%	11,857	2009
	9.769322	6.452025	-33.96%	16,382	2008
	10.150386	9.769322	-3.75%	470	2007
	10.000000	10.150386	1.50%	4,745	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	8.468198	9.205881	8.71%	9,603	2010
	6.593718	8.468198	28.43%	0	2009
	10.000000	6.593718	-34.06%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	10.746557	12.451999	15.87%	8,050	2010
	6.313407	10.746557	70.22%	9,856	2009
	13.529433	6.313407	-53.34%	5,324	2008
	10.662627	13.529433	26.89%	2,977	2007
	10.000000	10.662627	6.63%	539	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	9.819093	10.495628	6.89%	54,603	2010
	7.258526	9.819093	35.28%	66,781	2009
	12.350333	7.258526	-41.23%	62,444	2008
	10.850622	12.350333	13.82%	3,515	2007
	10.000000	10.850622	8.51%	3,384	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	14.009423	15.799654	12.78%	43,154	2010
	11.971313	14.009423	17.02%	55,045	2009
	11.431762	11.971313	4.72%	36,226	2008
	10.442823	11.431762	9.47%	19,950	2007
	10.000000	10.442823	4.43%	0	2006*

Invesco Funds - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	7.322973	8.318444	13.59%	0	2010
	6.152307	7.322973	19.03%	0	2009
	10.875701	6.152307	-43.43%	0	2008
	9.872617	10.875701	10.16%	0	2007
	10.000000	9.872617	-1.27%	0	2006*

Invesco Funds - Invesco V.I. Capital Development Fund: Series II - Q/NQ	8.013895	9.361401	16.81%	7,264	2010
	5.724115	8.013895	40.00%	14,994	2009
	10.980495	5.724115	-47.87%	12,806	2008
	10.074567	10.980495	8.99%	13,413	2007
	10.000000	10.074567	0.75%	14,074	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Ivy Funds Variable Asset Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	21.437776	22.971594	7.15%	15,105	2010
	17.387222	21.437776	23.30%	11,501	2009*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	9.107636	9.562054	4.99%	77,458	2010
	6.326003	9.107636	43.97%	120,744	2009
	11.520915	6.326003	-45.09%	135,393	2008
	8.552224	11.520915	34.71%	76,012	2007
	7.948696	8.552224	7.59%	61,281	2006
	7.161930	7.948696	10.99%	68,758	2005
	6.157266	7.161930	16.32%	83,409	2004
	5.193752	6.157266	18.55%	86,255	2003
	6.265584	5.193752	-17.11%	99,857	2002
	8.129929	6.265584	-22.93%	92,028	2001

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	12.286059	15.084254	22.78%	3,145	2010
	7.931839	12.286059	54.90%	3,202	2009
	14.338854	7.931839	-44.68%	3,388	2008
	11.944978	14.338854	20.04%	3,235	2007
	11.223011	11.944978	6.43%	3,350	2006
	10.223851	11.223011	9.77%	4,524	2005
	10.283100	10.223851	-0.58%	7,988	2004
	7.088099	10.283100	45.08%	8,363	2003
	10.000000	7.088099	-29.12%	3,027	2002*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	4.015918	4.925784	22.66%	464	2010
	2.595933	4.015918	54.70%	464	2009
	4.699186	2.595933	-44.76%	464	2008
	3.916461	4.699186	19.99%	548	2007
	3.683574	3.916461	6.32%	548	2006
	3.348910	3.683574	9.99%	2,970	2005
	3.377335	3.348910	-0.84%	3,060	2004
	2.338439	3.377335	44.43%	4,343	2003
	4.015227	2.338439	-41.76%	5,598	2002
	6.497274	4.015227	-38.20%	10,658	2001

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	23.759654	29.291247	23.28%	40,929	2010
	13.456513	23.759654	76.57%	43,530	2009
	28.558402	13.456513	-52.88%	37,976	2008
	22.616725	28.558402	26.27%	42,024	2007
	15.635606	22.616725	44.65%	47,536	2006
	12.011186	15.635606	30.18%	39,257	2005
	10.261664	12.011186	17.05%	34,375	2004
	7.735029	10.261664	32.66%	36,414	2003
	10.000000	7.735029	-22.65%	30,182	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	13.832197	17.050778	23.27%	6,937	2010
	7.834034	13.832197	76.57%	7,022	2009
	16.632567	7.834034	-52.90%	7,029	2008
	13.177706	16.632567	26.22%	9,320	2007
	9.114282	13.177706	44.58%	10,133	2006
	7.005646	9.114282	30.10%	12,191	2005
	5.986432	7.005646	17.03%	18,318	2004
	4.512894	5.986432	32.65%	28,126	2003
	6.165048	4.512894	-26.80%	51,851	2002
	8.166613	6.165048	-24.51%	84,504	2001

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ	11.730542	14.279258	21.73%	8,780	2010
	9.390184	11.730542	24.92%	8,780	2009

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	9.391265	10.298488	9.66%	30,461	2010
	7.778283	9.391265	20.74%	29,042	2009
	11.729383	7.778283	-33.69%	18,079	2008
	11.057180	11.729383	6.08%	29,345	2007
	10.000000	11.057180	10.57%	16,020	2006*

MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class - Q/NQ	10.000000	10.742489	7.42%	0	2010

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	10.067484	10.451154	3.81%	22,110	2010
	9.009695	10.067484	11.74%	24,417	2009
	10.555062	9.009695	-14.64%	23,586	2008
	10.218181	10.555062	3.30%	25,654	2007
	9.944989	10.218181	2.75%	23,583	2006
	9.942308	9.944989	0.03%	34,020	2005
	10.005513	9.942308	-0.63%	50,530	2004
	10.000000	10.005513	0.06%	63,959	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	6.962419	8.211320	17.94%	604	2010
	5.752371	6.962419	21.04%	11,926	2009
	9.639072	5.752371	-40.32%	11,384	2008
	9.726615	9.639072	-0.90%	0	2007
	10.000000	9.726615	-2.73%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	10.936610	13.248211	21.14%	0	2010
	8.439623	10.936610	29.59%	0	2009
	14.134860	8.439623	-40.29%	425	2008
	13.322362	14.134860	6.10%	425	2007
	11.882732	13.322362	12.12%	425	2006
	11.277640	11.882732	5.37%	0	2005
	10.000000	11.277640	12.78%	154	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
NVIT American Century NVIT Growth Fund: Class I - Q/NQ	6.631125	7.796820	17.58%	1,489	2010
	5.038723	6.631125	31.60%	1,494	2009
	8.337574	5.038723	-39.57%	1,499	2008
	7.074000	8.337574	17.86%	18,233	2007
	6.757391	7.074000	4.69%	9,720	2006
	6.434764	6.757391	5.01%	9,888	2005
	6.033943	6.434764	6.64%	4,840	2004
	4.610169	6.033943	30.88%	291	2003
	6.559782	4.610169	-29.72%	3,525	2002
	9.258498	6.559782	-29.15%	3,774	2001

NVIT American Century NVIT Multi Cap Value Fund: Class I - Q/NQ	12.446849	13.925107	11.88%	120,073	2010
	10.000000	12.446849	24.47%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	9.221689	10.185355	10.45%	55,064	2010
	7.578222	9.221689	21.69%	61,505	2009
	10.944829	7.578222	-30.76%	61,025	2008
	10.458763	10.944829	4.65%	96,286	2007
	10.000000	10.458763	4.59%	63,636	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.417221	10.886683	4.51%	28,917	2010
	9.420556	10.417221	10.58%	32,288	2009
	10.600857	9.420556	-11.13%	43,521	2008
	10.440837	10.600857	1.53%	58,887	2007
	10.000000	10.440837	4.41%	10,105	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.230924	11.227749	9.74%	8,986	2010
	7.327629	10.230924	39.62%	23,833	2009
	12.111276	7.327629	-39.50%	29,641	2008
	10.741225	12.111276	12.76%	6,877	2007
	10.000000	10.741225	7.41%	4,408	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	8.526248	9.936478	16.54%	44,421	2010
	6.230855	8.526248	36.84%	46,183	2009
	11.327974	6.230855	-45.00%	36,368	2008
	10.267965	11.327974	10.32%	18,586	2007
	10.000000	10.267965	2.68%	8,337	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	7.711392	8.437999	9.42%	8,289	2010
	5.984290	7.711392	28.86%	16,396	2009
	9.799507	5.984290	-38.93%	6,438	2008
	10.000000	9.799507	-2.00%	4,794	2007*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	14.890479	16.613435	11.57%	12,096	2010
	10.343788	14.890479	43.96%	13,776	2009
	14.568352	10.343788	-29.00%	17,873	2008
	14.327225	14.568352	1.68%	25,425	2007
	13.137103	14.327225	9.06%	37,339	2006
	13.013356	13.137103	0.95%	50,069	2005
	11.987751	13.013356	8.56%	92,590	2004
	9.943317	11.987751	20.56%	107,483	2003
	9.769394	9.943317	1.78%	63,747	2002
	9.507993	9.769394	2.75%	102,918	2001

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.828576	13.197926	11.58%	32,897	2010
	8.212227	11.828576	44.04%	30,336	2009
	11.583704	8.212227	-29.11%	37,162	2008
	11.388285	11.583704	1.72%	83,554	2007
	10.442736	11.388285	9.05%	31,678	2006
	10.000000	10.442736	4.43%	28,966	2005*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ	7.742536	8.825688	13.99%	69,081	2010
	5.133661	7.742536	50.82%	90,948	2009
	10.000000	5.133661	-48.66%	3,328	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	7.937739	9.672275	21.85%	0	2010
	6.120401	7.937739	29.69%	0	2009
	10.000000	6.120401	-38.80%	0	2008*

NVIT NVIT Cardinal (SM) Aggressive Fund: Class II - Q/NQ	8.092734	9.172909	13.35%	0	2010
	6.352856	8.092734	27.39%	0	2009
	10.000000	6.352856	-36.47%	0	2008*

NVIT NVIT Cardinal (SM) Balanced Fund: Class II - Q/NQ	9.350064	10.178550	8.86%	15,653	2010
	7.914141	9.350064	18.14%	15,108	2009
	10.000000	7.914141	-20.86%	15,108	2008*

NVIT NVIT Cardinal (SM) Capital Appreciation Fund: Class II - Q/NQ	8.805424	9.757848	10.82%	4,795	2010
	7.192456	8.805424	22.43%	5,097	2009
	10.000000	7.192456	-28.08%	5,099	2008*

NVIT NVIT Cardinal (SM) Conservative Fund: Class II - Q/NQ	10.100382	10.636271	5.31%	0	2010
	9.063670	10.100382	11.44%	3,873	2009
	10.000000	9.063670	-9.36%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
NVIT NVIT Cardinal (SM) Moderate Fund: Class II - Q/NQ	9.078170	9.968937	9.81%	0	2010
	7.550034	9.078170	20.24%	0	2009
	10.000000	7.550034	-24.50%	0	2008*

NVIT NVIT Cardinal (SM) Moderately Aggressive Fund: Class II - Q/NQ	8.523825	9.523283	11.73%	0	2010
	6.829631	8.523825	24.81%	0	2009
	10.000000	6.829631	-31.70%	0	2008*

NVIT NVIT Cardinal (SM) Moderately Conservative Fund: Class II - Q/NQ	9.623621	10.346130	7.51%	7,498	2010
	8.293877	9.623621	16.03%	7,498	2009
	10.000000	8.293877	-17.06%	7,498	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	10.567560	11.154881	5.56%	12,475	2010
	9.852148	10.567560	7.26%	16,022	2009
	10.000000	9.852148	-1.48%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	11.292531	12.037904	6.60%	3,995	2010
	9.836146	11.292531	14.81%	9,170	2009
	10.000000	9.836146	-1.64%	0	2008*

NVIT NVIT Emerging Markets Fund: Class I - Q/NQ	22.335735	25.585692	14.55%	0	2010
	13.870698	22.335735	61.03%	0	2009
	33.307042	13.870698	-58.36%	0	2008
	23.205358	33.307042	43.53%	35	2007
	17.213353	23.205358	34.81%	35	2006
	13.161389	17.213353	30.79%	205	2005
	11.054993	13.161389	19.05%	223	2004
	6.784099	11.054993	62.95%	742	2003
	8.116661	6.784099	-16.42%	985	2002
	8.682706	8.116661	-6.52%	0	2001

NVIT NVIT Emerging Markets Fund: Class III - Q/NQ	24.662454	28.260426	14.59%	19,465	2010
	15.299635	24.662454	61.20%	18,015	2009
	36.797325	15.299635	-58.42%	19,076	2008
	25.642476	36.797325	43.50%	25,805	2007
	19.031401	25.642476	34.74%	16,226	2006
	14.549538	19.031401	30.80%	40,385	2005
	12.219653	14.549538	19.07%	15,687	2004
	7.500827	12.219653	62.91%	4,175	2003
	10.000000	7.500827	-24.99%	2,157	2002*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	14.694661	15.181780	3.31%	166,510	2010
	14.513118	14.694661	1.25%	191,390	2009
	13.664343	14.513118	6.21%	281,866	2008
	12.933561	13.664343	5.65%	266,808	2007
	12.692608	12.933561	1.90%	180,184	2006
	12.465513	12.692608	1.82%	213,505	2005
	12.243119	12.465513	1.82%	226,966	2004
	12.173458	12.243119	0.57%	321,868	2003
	11.124403	12.173458	9.43%	616,020	2002
	10.519995	11.124403	5.75%	362,608	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
NVIT NVIT International Equity Fund: Class I - Q/NQ	10.488624	11.716421	11.71%	718	2010
	8.200240	10.488624	27.91%	779	2009

NVIT NVIT International Equity Fund: Class III - Q/NQ	16.757493	18.715659	11.69%	5,385	2010
	13.106515	16.757493	27.86%	3,860	2009
	24.634597	13.106515	-46.80%	6,653	2008
	19.651130	24.634597	25.36%	19,531	2007
	14.989960	19.651130	31.10%	15,985	2006
	11.678247	14.989960	28.36%	11,927	2005
	10.357459	11.678247	12.75%	5,363	2004
	7.761892	10.357459	33.44%	1,729	2003
	10.000000	7.761892	-22.38%	1,512	2002*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	8.334511	8.825898	5.90%	410	2010
	6.572504	8.334511	26.81%	421	2009
	11.713296	6.572504	-43.89%	432	2008
	10.860812	11.713296	7.85%	448	2007
	10.000000	10.860812	8.61%	514	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	12.028363	13.595059	13.03%	27,172	2010
	9.590102	12.028363	25.42%	27,172	2009
	15.400568	9.590102	-37.73%	27,172	2008
	14.742058	15.400568	4.47%	26,331	2007
	12.792856	14.742058	15.24%	8,062	2006
	12.020568	12.792856	6.42%	8,271	2005
	10.691584	12.020568	12.43%	9,983	2004
	8.222834	10.691584	30.02%	25,782	2003
	10.000000	8.222834	-17.77%	17,700	2002*

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	11.531239	12.485749	8.28%	6,657	2010
	10.000000	11.531239	15.31%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	12.090220	13.355194	10.46%	0	2010
	10.000000	12.090220	20.90%	0	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	12.024651	12.554982	4.41%	61,709	2010
	11.179749	12.024651	7.56%	66,324	2009
	12.065159	11.179749	-7.34%	45,508	2008
	11.612509	12.065159	3.90%	35,886	2007
	11.093142	11.612509	4.68%	43,209	2006
	10.890089	11.093142	1.86%	65,662	2005
	10.553714	10.890089	3.19%	76,870	2004
	9.919273	10.553714	6.40%	85,697	2003
	10.000000	9.919273	-0.81%	99,206	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	12.188811	13.329878	9.36%	333,322	2010
	10.376310	12.188811	17.47%	362,668	2009
	13.702051	10.376310	-24.27%	262,852	2008
	13.153254	13.702051	4.17%	294,685	2007
	11.979453	13.153254	9.80%	384,897	2006
	11.532734	11.979453	3.87%	427,356	2005
	10.678199	11.532734	8.00%	442,274	2004
	9.020903	10.678199	18.37%	372,836	2003
	10.000000	9.020903	-9.79%	154,951	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	12.252537	13.631623	11.26%	70,909	2010
	9.989754	12.252537	22.65%	94,115	2009
	14.767442	9.989754	-32.35%	105,537	2008
	14.110426	14.767442	4.66%	114,591	2007
	12.493570	14.110426	12.94%	126,876	2006
	11.833566	12.493570	5.58%	122,601	2005
	10.706793	11.833566	10.52%	126,060	2004
	8.574196	10.706793	24.87%	148,829	2003
	10.000000	8.574196	-14.26%	63,723	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.261505	13.119542	7.00%	103,257	2010
	10.854964	12.261505	12.96%	117,461	2009
	12.958668	10.854964	-16.23%	108,068	2008
	12.416152	12.958668	4.37%	157,709	2007
	11.613758	12.416152	6.91%	181,274	2006
	11.272511	11.613758	3.03%	214,062	2005
	10.668780	11.272511	5.66%	212,112	2004
	9.516564	10.668780	12.11%	212,629	2003
	10.000000	9.516564	-4.83%	122,166	2002*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	21.905984	27.258994	24.44%	39,955	2010
	16.245788	21.905984	34.84%	45,333	2009
	25.932810	16.245788	-37.35%	53,209	2008
	24.454381	25.932810	6.05%	79,500	2007
	22.568763	24.454381	8.35%	116,919	2006
	20.417909	22.568763	10.53%	132,863	2005
	17.892866	20.417909	14.11%	127,705	2004
	13.476762	17.892866	32.77%	142,647	2003
	16.138025	13.476762	-16.49%	102,391	2002
	16.585077	16.138025	-2.70%	69,848	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
NVIT NVIT Money Market Fund: Class I - Q/NQ	11.729216	11.565023	-1.40%	269,694	2010
	11.890766	11.729216	-1.36%	321,001	2009
	11.816919	11.890766	0.62%	533,671	2008
	11.437465	11.816919	3.32%	415,830	2007
	11.096705	11.437465	3.07%	329,257	2006
	10.961374	11.096705	1.23%	366,203	2005
	11.027537	10.961374	-0.60%	343,261	2004
	11.114578	11.027537	-0.78%	569,823	2003
	11.137467	11.114578	-0.21%	866,880	2002
	10.903584	11.137467	2.15%	497,321	2001

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	14.470434	15.778518	9.04%	40,617	2010
	11.799208	14.470434	22.64%	43,636	2009
	14.468591	11.799208	-18.45%	62,338	2008
	14.026433	14.468591	3.15%	93,379	2007
	13.568574	14.026433	3.37%	98,185	2006
	13.467108	13.568574	0.75%	116,999	2005
	12.820626	13.467108	5.04%	129,297	2004
	11.597439	12.820626	10.55%	115,419	2003
	10.971350	11.597439	5.71%	83,045	2002
	10.680606	10.971350	2.72%	22,747	2001

NVIT NVIT Multi-Manager International Growth Fund: Class III - Q/NQ	8.184265	9.202487	12.44%	16,976	2010
	6.082741	8.184265	34.55%	17,647	2009
	10.000000	6.082741	-39.17%	0	2008*

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	15.023225	15.718480	4.63%	6,759	2010
	11.735032	15.023225	28.02%	9,784	2009
	22.177588	11.735032	-47.09%	13,390	2008
	21.853598	22.177588	1.48%	16,090	2007
	18.055902	21.853598	21.03%	18,956	2006
	16.341750	18.055902	10.49%	17,373	2005
	13.781443	16.341750	18.58%	22,097	2004
	10.000000	13.781443	37.81%	2,737	2003*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	8.067649	9.188587	13.89%	13,146	2010
	6.304802	8.067649	27.96%	5,859	2009
	10.000000	6.304802	-36.95%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ	10.000000	10.416860	4.17%	14,050	2010

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	7.900785	8.783164	11.17%	55,220	2010
	6.289031	7.900785	25.63%	57,222	2009
	10.000000	6.289031	-37.11%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ	7.797173	9.749946	25.04%	10,441	2010
	6.220733	7.797173	25.34%	11,089	2009

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	7.760008	9.676660	24.70%	55,288	2010
	6.211307	7.760008	24.93%	60,447	2009
	10.000000	6.211307	-37.89%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	8.611937	10.158513	17.96%	60,675	2010
	6.694455	8.611937	28.64%	74,855	2009
	10.000000	6.694455	-33.06%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	11.198962	13.852352	23.69%	10,301	2010
	8.910934	11.198962	25.68%	10,504	2009
	16.867623	8.910934	-47.17%	11,305	2008
	15.588507	16.867623	8.21%	20,551	2007
	15.318030	15.588507	1.77%	26,802	2006
	14.372068	15.318030	6.58%	30,524	2005
	12.851906	14.372068	11.83%	32,432	2004
	9.707740	12.851906	32.39%	37,573	2003
	14.758730	9.707740	-34.22%	37,514	2002
	16.798563	14.758730	-12.10%	15,835	2001

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	26.130932	32.620202	24.83%	18,438	2010
	20.997459	26.130932	24.45%	21,047	2009
	31.388067	20.997459	-33.10%	27,783	2008
	34.193682	31.388067	-8.21%	36,537	2007
	29.564986	34.193682	15.66%	48,067	2006
	29.089641	29.564986	1.63%	56,988	2005
	25.151693	29.089641	15.66%	86,601	2004
	16.262376	25.151693	54.66%	84,424	2003
	22.644645	16.262376	-28.18%	79,267	2002
	17.905028	22.644645	26.47%	48,595	2001

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	22.536251	27.847272	23.57%	51,046	2010
	16.967998	22.536251	32.82%	54,114	2009
	27.841912	16.967998	-39.06%	64,888	2008
	27.649899	27.841912	0.69%	57,264	2007
	25.028404	27.649899	10.47%	88,247	2006
	22.599126	25.028404	10.75%	110,201	2005
	19.256799	22.599126	17.36%	109,482	2004
	13.849676	19.256799	39.04%	99,939	2003
	16.990870	13.849676	-18.49%	93,149	2002
	18.472168	16.990870	-8.02%	89,516	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
NVIT NVIT Nationwide Fund: Class I - Q/NQ	10.663668	11.928634	11.86%	25,338	2010
	8.576821	10.663668	24.33%	22,139	2009
	14.883829	8.576821	-42.37%	26,278	2008
	13.954626	14.883829	6.66%	33,120	2007
	12.454858	13.954626	12.04%	41,279	2006
	11.756316	12.454858	5.94%	67,378	2005
	10.863847	11.756316	8.22%	79,410	2004
	8.640665	10.863847	25.73%	83,002	2003
	10.603608	8.640665	-18.51%	63,624	2002
	12.196740	10.603608	-13.06%	56,232	2001

NVIT NVIT Real Estate Fund: Class I - Q/NQ	7.215778	9.262269	28.36%	68,431	2010
	5.593521	7.215778	29.00%	75,150	2009
	10.000000	5.593521	-44.06%	951	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.402907	10.505471	0.99%	25,324	2010
	9.850295	10.402907	5.61%	26,235	2009
	10.000000	9.850295	-1.50%	0	2008*

NVIT NVIT Worldwide Leaders Fund: Class I - Q/NQ	13.454805	14.786846	9.90%	0	2010
	10.916317	13.454805	23.25%	0	2009
	19.892114	10.916317	-45.12%	0	2008
	16.827483	19.892114	18.21%	324	2007
	13.556971	16.827483	24.12%	324	2006
	11.520951	13.556971	17.67%	636	2005
	10.101947	11.520951	14.05%	852	2004
	7.529984	10.101947	34.16%	1,958	2003
	10.235887	7.529984	-26.44%	2,914	2002
	12.787543	10.235887	-19.95%	998	2001

NVIT NVIT Worldwide Leaders Fund: Class III - Q/NQ	18.057807	19.828250	9.80%	2,354	2010
	14.651550	18.057807	23.25%	2,682	2009
	26.691509	14.651550	-45.11%	3,369	2008
	22.571390	26.691509	18.25%	4,026	2007
	18.194610	22.571390	24.06%	6,589	2006
	15.462062	18.194610	17.67%	10,834	2005
	13.557650	15.462062	14.05%	1,343	2004
	10.000000	13.557650	35.58%	1,177	2003*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class I - Q/NQ	12.937705	13.879239	7.28%	239,988	2010
	10.000000	12.937705	29.38%	0	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	12.912369	13.539657	4.86%	0	2010
	10.000000	12.912369	29.12%	0	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	10.432735	11.909239	14.15%	3,512	2010
	8.231001	10.432735	26.75%	5,624	2009
	13.249079	8.231001	-37.87%	7,154	2008
	13.742893	13.249079	-3.59%	23,637	2007
	12.024844	13.742893	14.29%	29,322	2006
	11.698262	12.024844	2.79%	35,770	2005
	10.097367	11.698262	15.85%	40,978	2004
	7.791482	10.097367	29.59%	27,435	2003
	10.556552	7.791482	-26.19%	7,345	2002
	12.188636	10.556552	-13.39%	1,747	2001

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	18.617594	21.289616	14.35%	33,265	2010
	13.516351	18.617594	37.74%	38,425	2009
	22.921857	13.516351	-41.03%	48,925	2008
	21.863480	22.921857	4.84%	59,473	2007
	18.840442	21.863480	16.05%	80,783	2006
	16.711161	18.840442	12.74%	107,201	2005
	14.218957	16.711161	17.53%	161,217	2004
	10.000000	14.218957	42.19%	148,182	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	11.689703	13.366337	14.34%	44,918	2010
	8.482166	11.689703	37.82%	51,050	2009
	14.383197	8.482166	-41.03%	78,218	2008
	13.721463	14.383197	4.82%	96,454	2007
	11.823860	13.721463	16.05%	111,291	2006
	10.490302	11.823860	12.71%	133,741	2005
	8.928255	10.490302	17.50%	168,356	2004
	6.331165	8.928255	41.02%	193,803	2003
	8.246547	6.331165	-23.23%	266,356	2002
	9.509088	8.246547	-13.28%	140,357	2001

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ	2.489349	2.814944	13.08%	0	2010
	1.991820	2.489349	24.98%	1,739	2009
	9.570368	1.991820	-79.19%	0	2008
	10.000000	9.570368	-4.30%	32,305	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	2.689494	3.044681	13.21%	428	2010
	2.176607	2.689494	23.56%	428	2009
	10.350807	2.176607	-78.97%	428	2008
	10.509264	10.350807	-1.51%	428	2007
	10.000000	10.509264	5.09%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	11.919993	13.646425	14.48%	62,551	2010
	9.423709	11.919993	26.49%	71,323	2009
	15.533481	9.423709	-39.33%	65,297	2008
	15.087777	15.533481	2.95%	92,806	2007
	13.302642	15.087777	13.42%	116,533	2006
	12.730190	13.302642	4.50%	133,731	2005
	11.795169	12.730190	7.93%	149,455	2004
	9.440180	11.795169	24.95%	156,352	2003
	11.790725	9.440180	-19.94%	131,124	2002
	13.311650	11.790725	-11.43%	83,548	2001

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares - Q/NQ	8.077252	9.828402	21.68%	4,463	2010
	5.971012	8.077252	35.27%	6,755	2009
	9.740855	5.971012	-38.70%	2,644	2008
	10.000925	9.740855	-2.60%	2,661	2007
	10.000000	10.000925	0.01%	2,173	2006*

Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares - Q/NQ	11.406673	14.336167	25.68%	16,315	2010
	8.723969	11.406673	30.75%	16,584	2009
	17.372133	8.723969	-49.78%	16,770	2008
	16.570821	17.372133	4.84%	19,179	2007
	16.323041	16.570821	1.52%	29,658	2006
	14.737397	16.323041	10.76%	49,558	2005
	12.478694	14.737397	18.10%	50,147	2004
	10.076931	12.478694	23.83%	34,284	2003
	14.153669	10.076931	-28.80%	21,624	2002
	20.887100	14.153669	-32.24%	13,016	2001

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (unhedged): Advisor Class - Q/NQ	10.863506	11.715321	7.84%	10,441	2010
	10.000000	10.863506	8.64%	473	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.942921	11.349250	3.71%	27,306	2010
	10.000000	10.942921	9.43%	18,699	2009*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ	10.000000	10.537474	5.37%	0	2010

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	10.352730	10.937141	5.64%	789	2010
	9.576107	10.352730	8.11%	1,612	2009
	10.815830	9.576107	-11.46%	824	2008
	10.402929	10.815830	3.97%	1,554	2007
	10.000000	10.402929	4.03%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	34.886363	37.750186	8.21%	68	2010
	27.172779	34.886363	28.39%	647	2009
	32.413104	27.172779	-16.17%	647	2008
	30.859988	32.413104	5.03%	1,235	2007
	28.244481	30.859988	9.26%	1,834	2006
	25.518160	28.244481	10.68%	3,131	2005
	23.514411	25.518160	8.52%	4,763	2004
	18.651037	23.514411	26.08%	9,254	2003
	17.318710	18.651037	7.69%	8,478	2002
	15.954543	17.318710	8.55%	358	2001

Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Class R1 - Q/NQ	22.374338	27.988071	25.09%	4,325	2010
	10.633635	22.374338	110.41%	4,710	2009
	30.596660	10.633635	-65.25%	2,926	2008
	22.558762	30.596660	35.63%	3,759	2007
	16.396002	22.558762	37.59%	9,115	2006
	12.609968	16.396002	30.02%	3,279	2005
	10.000000	12.609968	26.10%	1,692	2004*

Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ	44.316971	55.425541	25.07%	0	2010
	21.083641	44.316971	110.20%	0	2009
	60.715138	21.083641	-65.27%	0	2008
	44.749051	60.715138	35.68%	732	2007
	32.534103	44.749051	37.55%	750	2006
	24.996452	32.534103	30.15%	1,721	2005
	20.137470	24.996452	24.13%	1,761	2004
	13.245459	20.137470	52.03%	3,365	2003
	13.835162	13.245459	-4.26%	5,000	2002
	14.291739	13.835162	-3.19%	3,308	2001

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Class R1 - Q/NQ	27.087285	34.522099	27.45%	11,761	2010
	17.429231	27.087285	55.41%	9,782	2009
	32.794748	17.429231	-46.85%	10,645	2008
	22.888068	32.794748	43.28%	25,966	2007
	18.638711	22.888068	22.80%	13,927	2006
	12.467222	18.638711	49.50%	16,780	2005
	10.000000	12.467222	24.67%	5,171	2004*

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ	41.710547	53.150799	27.43%	6,450	2010
	26.852986	41.710547	55.33%	6,450	2009
	50.552578	26.852986	-46.88%	6,450	2008
	35.274668	50.552578	43.31%	6,635	2007
	28.735989	35.274668	22.75%	6,638	2006
	19.214216	28.735989	49.56%	6,646	2005
	15.686285	19.214216	22.49%	6,653	2004
	10.987828	15.686285	42.76%	34,415	2003
	11.468935	10.987828	-4.19%	7,472	2002
	12.989532	11.468935	-11.71%	6,733	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	13.078108	16.347518	25.00%	880	2010
	10.000000	13.078108	30.78%	4,073	2009*

Optional Benefits Elected (Total 1.45%)
(Variable account charges of 1.45% of the daily net assets of the variable account)
Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	13.210063	16.480266	24.76%	0	2010
	9.396216	13.210063	40.59%	0	2009
	14.839422	9.396216	-36.68%	0	2008*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	12.142758	12.579318	3.60%	0	2010
	11.179458	12.142758	8.62%	0	2009
	11.527071	11.179458	-3.02%	0	2008
	10.683311	11.527071	7.90%	0	2007
	10.670686	10.683311	0.12%	0	2006
	10.660662	10.670686	0.09%	0	2005
	10.223456	10.660662	4.28%	0	2004
	10.000000	10.223456	2.23%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	11.474011	12.907424	12.49%	710	2010
	9.858737	11.474011	16.38%	716	2009
	15.293548	9.858737	-35.54%	721	2008
	15.530272	15.293548	-1.52%	734	2007
	13.458402	15.530272	15.39%	742	2006
	13.051431	13.458402	3.12%	748	2005
	11.720585	13.051431	11.35%	1,200	2004
	9.194119	11.720585	27.48%	1,207	2003
	11.570948	9.194119	-20.54%	3,778	2002
	12.812521	11.570948	-9.69%	6,136	2001

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	10.152758	11.932093	17.53%	0	2010
	7.928090	10.152758	28.06%	0	2009
	10.634032	7.928090	-25.45%	0	2008
	11.046020	10.634032	-3.73%	0	2007
	10.000000	11.046020	10.46%	0	2006*

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	12.059777	13.045088	8.17%	0	2010
	10.000000	12.059777	20.60%	0	2009*

Credit Suisse Trust - International Equity Flex III Portfolio - Q/NQ	10.100787	11.172014	10.61%	0	2010
	10.000000	10.100787	1.01%	0	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	12.131407	15.043438	24.00%	0	2010
	9.845842	12.131407	23.21%	0	2009
	14.461573	9.845842	-31.92%	0	2008
	14.772279	14.461573	-2.10%	0	2007
	13.101031	14.772279	12.76%	0	2006
	12.396547	13.101031	5.68%	0	2005
	10.320294	12.396547	20.12%	0	2004
	7.600492	10.320294	35.78%	0	2003
	10.000000	7.600492	-24.00%	0	2002*

Dreyfus Socially Responsible Growth Fund Inc.: Initial Shares - Q/NQ	9.913825	11.217703	13.15%	0	2010
	7.520932	9.913825	31.82%	0	2009
	11.638187	7.520932	-35.38%	0	2008
	10.957272	11.638187	6.21%	0	2007
	10.181289	10.957272	7.62%	0	2006
	9.970177	10.181289	2.12%	571	2005
	9.525286	9.970177	4.67%	584	2004
	7.670681	9.525286	24.18%	584	2003
	10.954608	7.670681	-29.98%	584	2002
	14.358357	10.954608	-23.71%	584	2001

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	11.354934	12.850866	13.17%	13,209	2010
	9.120253	11.354934	24.50%	14,862	2009
	14.723077	9.120253	-38.05%	14,344	2008
	14.194908	14.723077	3.72%	14,394	2007
	12.470481	14.194908	13.83%	14,480	2006
	12.086394	12.470481	3.18%	14,779	2005
	11.084718	12.086394	9.04%	14,959	2004
	8.762333	11.084718	26.50%	15,326	2003
	11.452508	8.762333	-23.49%	16,016	2002
	13.234124	11.452508	-13.46%	17,008	2001

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	12.620167	14.342372	13.65%	0	2010
	10.448718	12.620167	20.78%	0	2009
	15.050138	10.448718	-30.57%	0	2008
	14.255975	15.050138	5.57%	0	2007
	12.418841	14.255975	14.79%	0	2006
	12.072519	12.418841	2.87%	0	2005
	11.661674	12.072519	3.52%	0	2004
	9.765754	11.661674	19.41%	0	2003
	11.898327	9.765754	-17.92%	0	2002
	13.313894	11.898327	-10.63%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	14.826476	15.854161	6.93%	4,137	2010
	12.491847	14.826476	18.69%	4,137	2009
	13.672045	12.491847	-8.63%	4,137	2008
	13.165512	13.672045	3.85%	2,343	2007
	12.825871	13.165512	2.65%	2,343	2006
	12.847380	12.825871	-0.17%	2,343	2005
	12.580977	12.847380	2.12%	11,002	2004
	12.199338	12.580977	3.13%	18,854	2003
	11.324824	12.199338	7.72%	33,621	2002
	10.639621	11.324824	6.44%	16,225	2001

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom 2010 Portfolio: Service Class - Q/NQ	10.157509	11.285309	11.10%	0	2010
	8.301827	10.157509	22.35%	0	2009
	11.243560	8.301827	-26.16%	0	2008
	10.501921	11.243560	7.06%	0	2007
	10.000000	10.501921	5.02%	0	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom 2020 Portfolio: Service Class - Q/NQ	9.612773	10.849065	12.86%	0	2010
	7.574533	9.612773	26.91%	0	2009
	11.422675	7.574533	-33.69%	0	2008
	10.521894	11.422675	8.56%	0	2007
	10.000000	10.521894	5.22%	0	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom 2030 Portfolio: Service Class - Q/NQ	9.129655	10.436903	14.32%	0	2010
	7.049968	9.129655	29.50%	0	2009
	11.552705	7.049968	-38.98%	0	2008
	10.542019	11.552705	9.59%	0	2007
	10.000000	10.542019	5.42%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	8.785117	10.316401	17.43%	845	2010
	6.040655	8.785117	45.43%	845	2009
	13.443845	6.040655	-55.07%	845	2008
	9.367249	13.443845	43.52%	0	2007
	10.000000	9.367249	-6.33%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	12.677441	14.378804	13.42%	5,416	2010
	9.892995	12.677441	28.15%	5,442	2009
	17.521257	9.892995	-43.54%	7,185	2008
	17.531934	17.521257	-0.06%	9,110	2007
	14.814417	17.531934	18.34%	18,945	2006
	14.213371	14.814417	4.23%	22,199	2005
	12.948586	14.213371	9.77%	25,860	2004
	10.089795	12.948586	28.33%	23,413	2003
	12.335099	10.089795	-18.20%	22,672	2002
	13.188860	12.335099	-6.47%	21,519	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	7.740722	9.433060	21.86%	0	2010
	5.390221	7.740722	43.61%	368	2009
	12.171365	5.390221	-55.71%	368	2008
	10.038281	12.171365	21.25%	368	2007
	9.672813	10.038281	3.78%	368	2006
	9.015753	9.672813	7.29%	368	2005
	8.545136	9.015753	5.51%	1,177	2004
	6.687212	8.545136	27.78%	1,236	2003
	8.690341	6.687212	-23.05%	4,318	2002
	10.307281	8.690341	-15.69%	5,358	2001

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	10.220627	12.495657	22.26%	8,928	2010
	8.093000	10.220627	26.29%	10,213	2009
	15.563709	8.093000	-48.00%	9,549	2008
	12.448828	15.563709	25.02%	10,335	2007
	11.834788	12.448828	5.19%	10,514	2006
	11.363725	11.834788	4.15%	10,557	2005
	11.166492	11.363725	1.77%	15,295	2004
	8.533273	11.166492	30.86%	16,615	2003
	12.405324	8.533273	-31.21%	19,291	2002
	15.301552	12.405324	-18.93%	20,533	2001

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	11.986961	13.442010	12.14%	1,015	2010
	8.459919	11.986961	41.69%	2,370	2009
	11.455663	8.459919	-26.15%	2,379	2008
	11.324289	11.455663	1.16%	2,399	2007
	10.335185	11.324289	9.57%	2,410	2006
	10.228738	10.335185	1.04%	2,420	2005
	9.481524	10.228738	7.88%	5,895	2004
	7.577300	9.481524	25.13%	8,272	2003
	7.420301	7.577300	2.12%	5,915	2002
	8.546878	7.420301	-13.18%	7,503	2001

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ	10.266316	11.499779	12.01%	2,577	2010
	7.237660	10.266316	41.85%	3,061	2009
	9.789459	7.237660	-26.07%	0	2008
	10.000000	9.789459	-2.11%	0	2007*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	11.995456	12.729366	6.12%	0	2010
	10.522621	11.995456	14.00%	1,876	2009
	11.046997	10.522621	-4.75%	0	2008
	10.757370	11.046997	2.69%	0	2007
	10.465216	10.757370	2.79%	0	2006
	10.402383	10.465216	0.60%	0	2005
	10.118423	10.402383	2.81%	0	2004
	10.000000	10.118423	1.18%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	9.217537	11.691389	26.84%	0	2010
	6.680093	9.217537	37.99%	0	2009
	11.205785	6.680093	-40.39%	0	2008
	9.846616	11.205785	13.80%	642	2007
	10.000000	9.846616	-1.53%	656	2006*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	14.209012	15.822499	11.36%	1,414	2010
	11.403279	14.209012	24.60%	1,429	2009
	20.613530	11.403279	-44.68%	1,447	2008
	17.847473	20.613530	15.50%	1,459	2007
	15.353778	17.847473	16.24%	1,467	2006
	13.094692	15.353778	17.25%	1,475	2005
	11.708141	13.094692	11.84%	3,901	2004
	8.295957	11.708141	41.13%	3,904	2003
	10.568057	8.295957	-21.50%	3,904	2002
	13.622435	10.568057	-22.42%	3,904	2001

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	13.230275	14.734890	11.37%	3,161	2010
	10.613415	13.230275	24.66%	3,161	2009
	19.190138	10.613415	-44.69%	3,161	2008
	16.612455	19.190138	15.52%	3,161	2007
	14.290986	16.612455	16.24%	1,847	2006
	12.193101	14.290986	17.21%	1,847	2005
	10.901182	12.193101	11.85%	1,847	2004
	7.721614	10.901182	41.18%	0	2003
	10.000000	7.721614	-22.78%	0	2002*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	11.677127	14.552334	24.62%	0	2010
	7.528076	11.677127	55.11%	388	2009
	15.646148	7.528076	-51.89%	388	2008
	15.035657	15.646148	4.06%	447	2007
	13.129617	15.035657	14.52%	607	2006
	12.990391	13.129617	1.07%	788	2005
	11.563978	12.990391	12.33%	990	2004
	7.436365	11.563978	55.51%	822	2003
	10.000000	7.436365	-25.64%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.521206	11.682728	11.04%	3,708	2010
	7.873384	10.521206	33.63%	2,686	2009
	11.357564	7.873384	-30.68%	0	2008
	11.108263	11.357564	2.24%	0	2007
	10.000000	11.108263	11.08%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	13.005172	16.433932	26.36%	0	2010
	10.217490	13.005172	27.28%	0	2009
	15.478667	10.217490	-33.99%	0	2008
	16.090636	15.478667	-3.80%	0	2007
	13.956702	16.090636	15.29%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	8.461035	9.193434	8.66%	0	2010
	6.591481	8.461035	28.36%	0	2009
	10.000000	6.591481	-34.09%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	10.726539	12.422511	15.81%	0	2010
	6.304842	10.726539	70.13%	0	2009
	13.517984	6.304842	-53.36%	0	2008
	10.659039	13.517984	26.82%	0	2007
	10.000000	10.659039	6.59%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	9.800819	10.470799	6.84%	0	2010
	7.248694	9.800819	35.21%	0	2009
	12.339884	7.248694	-41.26%	0	2008
	10.846970	12.339884	13.76%	0	2007
	10.000000	10.846970	8.47%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	13.983398	15.762310	12.72%	0	2010
	11.955131	13.983398	16.97%	0	2009
	11.422100	11.955131	4.67%	0	2008
	10.439316	11.422100	9.41%	0	2007
	10.000000	10.439316	4.39%	0	2006*

Invesco Funds - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	8.934998	10.144460	13.54%	0	2010
	7.510434	8.934998	18.97%	0	2009
	13.283293	7.510434	-43.46%	0	2008
	12.064311	13.283293	10.10%	0	2007
	11.542118	12.064311	4.52%	0	2006*

Invesco Funds - Invesco V.I. Capital Development Fund: Series II - Q/NQ	11.544732	13.479106	16.76%	0	2010
	8.250282	11.544732	39.93%	0	2009
	15.834457	8.250282	-47.90%	0	2008
	14.535457	15.834457	8.94%	0	2007
	12.686383	14.535457	14.58%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Ivy Funds Variable Asset Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	21.339290	22.854476	7.10%	1,558	2010
	17.316121	21.339290	23.23%	1,068	2009*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	9.061898	9.509210	4.94%	3,671	2010
	6.297416	9.061898	43.90%	3,536	2009
	11.474682	6.297416	-45.12%	3,593	2008
	8.522247	11.474682	34.64%	4,282	2007
	7.924857	8.522247	7.54%	4,443	2006
	7.144059	7.924857	10.93%	4,949	2005
	6.145006	7.144059	16.26%	7,170	2004
	5.186035	6.145006	18.49%	7,297	2003
	6.259448	5.186035	-17.15%	11,418	2002
	8.126129	6.259448	-22.97%	12,243	2001

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	12.238335	15.018055	22.71%	0	2010
	7.905032	12.238335	54.82%	0	2009
	14.297680	7.905032	-44.71%	0	2008
	11.916745	14.297680	19.98%	319	2007
	11.202161	11.916745	6.38%	326	2006
	10.210014	11.202161	9.72%	0	2005
	10.274404	10.210014	-0.63%	0	2004
	7.085688	10.274404	45.00%	0	2003
	10.000000	7.085688	-29.14%	0	2002*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	3.995742	4.898570	22.59%	1,378	2010
	2.584197	3.995742	54.62%	1,378	2009
	4.680325	2.584197	-44.79%	1,378	2008
	3.902724	4.680325	19.92%	1,378	2007
	3.672506	3.902724	6.27%	1,378	2006
	3.340536	3.672506	9.94%	1,378	2005
	3.370605	3.340536	-0.89%	1,378	2004
	2.334963	3.370605	44.35%	1,378	2003
	4.011291	2.334963	-41.79%	2,449	2002
	6.494235	4.011291	-38.23%	3,113	2001

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	23.667446	29.162799	23.22%	1,427	2010
	13.411091	23.667446	76.48%	1,772	2009
	28.476500	13.411091	-52.90%	1,776	2008
	22.563352	28.476500	26.21%	1,427	2007
	15.606584	22.563352	44.58%	585	2006
	11.994950	15.606584	30.11%	692	2005
	10.252980	11.994950	16.99%	773	2004
	7.732399	10.252980	32.60%	590	2003
	10.000000	7.732399	-22.68%	619	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
them Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	13.762660	16.956484	23.21%	2,597	2010
	7.798599	13.762660	76.48%	3,281	2009
	16.565770	7.798599	-52.92%	3,281	2008
	13.131471	16.565770	26.15%	3,281	2007
	9.086896	13.131471	44.51%	3,281	2006
	6.988123	9.086896	30.03%	3,281	2005
	5.974486	6.988123	16.97%	6,237	2004
	4.506173	5.974486	32.58%	6,237	2003
	6.159009	4.506173	-26.84%	6,237	2002
	8.162793	6.159009	-24.55%	8,459	2001

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ	11.696896	14.231083	21.67%	0	2010
	9.368008	11.696896	24.86%	0	2009

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	12.853443	14.087976	9.60%	0	2010
	10.651224	12.853443	20.68%	1,437	2009
	16.069848	10.651224	-33.72%	3,000	2008
	15.156623	16.069848	6.03%	3,059	2007
	12.762021	15.156623	18.76%	0	2006*

MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class - Q/NQ	10.000000	10.738866	7.39%	0	2010

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	10.204416	10.614801	4.02%	522,553	2010
	8.983830	10.204416	11.68%	2,161	2009
	10.530103	8.983830	-14.68%	2,161	2008
	10.199219	10.530103	3.24%	2,161	2007
	9.931551	10.199219	2.70%	2,161	2006
	9.933898	9.931551	-0.02%	2,161	2005
	10.002124	9.933898	-0.68%	2,161	2004
	10.000000	10.002124	0.02%	2,161	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	8.014399	8.289379	18.18%	5,957	2010
	7.183867	8.014399	20.97%	0	2009
	12.043892	7.183867	-40.35%	0	2008
	12.159478	12.043892	-0.95%	0	2007
	11.722254	12.159478	3.73%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	11.062852	13.428283	21.38%	184,785	2010
	8.795299	11.062852	29.52%	0	2009
	14.738047	8.795299	-40.32%	0	2008
	13.897962	14.738047	6.04%	0	2007
	12.402412	13.897962	12.06%	0	2006
	11.776812	12.402412	5.31%	0	2005
	10.549163	11.776812	11.64%	0	2004*

NVIT American Century NVIT Growth Fund: Class I - Q/NQ	6.760382	7.964907	17.82%	112,190	2010
	5.012580	6.760382	31.54%	167	2009
	8.298523	5.012580	-39.60%	175	2008
	7.044463	8.298523	17.80%	192	2007
	6.732585	7.044463	4.63%	202	2006
	6.414387	6.732585	4.96%	210	2005
	6.017884	6.414387	6.59%	219	2004
	4.600232	6.017884	30.82%	228	2003
	6.548971	4.600232	-29.76%	236	2002
	9.247972	6.548971	-29.18%	249	2001

NVIT American Century NVIT Multi Cap Value Fund: Class I - Q/NQ	12.463678	13.972200	12.10%	889,671	2010
	10.000000	12.463678	24.43%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	9.204535	10.161246	10.39%	0	2010
	7.567959	9.204535	21.63%	0	2009

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.397879	10.860962	4.45%	0	2010
	9.407821	10.397879	10.52%	0	2009

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.211900	11.201198	9.69%	0	2010
	7.317716	10.211900	39.55%	0	2009

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	8.510393	9.912974	16.48%	0	2010
	6.222418	8.510393	36.77%	0	2009

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	7.700958	8.422309	9.37%	0	2010
	5.979217	7.700958	28.80%	0	2009
	9.796181	5.979217	-38.96%	0	2008
	10.000000	9.796181	-2.04%	0	2007*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	14.805788	16.510569	11.51%	1,060	2010
	10.290167	14.805788	43.88%	1,060	2009
	14.500192	10.290167	-29.03%	1,060	2008
	14.267463	14.500192	1.63%	1,060	2007
	13.088926	14.267463	9.00%	5,564	2006
	12.972189	13.088926	0.90%	8,182	2005
	11.955882	12.972189	8.50%	13,660	2004
	9.921909	11.955882	20.50%	14,151	2003
	9.753315	9.921909	1.73%	4,127	2002
	9.497186	9.753315	2.70%	22,890	2001

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.800636	13.160066	11.52%	0	2010
	8.196988	11.800636	43.96%	0	2009
	11.568076	8.196988	-29.14%	0	2008
	11.378717	11.568076	1.66%	0	2007
	10.439233	11.378717	9.00%	0	2006
	10.000000	10.439233	4.39%	0	2005*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ	7.735999	8.813764	13.93%	3,150	2010
	5.131922	7.735999	50.74%	8,375	2009
	10.000000	5.131922	-48.68%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	7.931024	9.659198	21.79%	0	2010
	6.118329	7.931024	29.63%	0	2009
	10.000000	6.118329	-38.82%	0	2008*

NVIT NVIT Cardinal (SM) Aggressive Fund: Class II - Q/NQ	8.085889	9.160504	13.29%	0	2010
	6.350701	8.085889	27.32%	0	2009
	10.000000	6.350701	-36.49%	0	2008*

NVIT NVIT Cardinal (SM) Balanced Fund: Class II - Q/NQ	9.342158	10.164795	8.81%	0	2010
	7.911463	9.342158	18.08%	0	2009
	10.000000	7.911463	-20.89%	0	2008*

NVIT NVIT Cardinal (SM) Capital Appreciation Fund: Class II - Q/NQ	8.797984	9.744657	10.76%	0	2010
	7.190018	8.797984	22.36%	0	2009
	10.000000	7.190018	-28.10%	0	2008*

NVIT NVIT Cardinal (SM) Conservative Fund: Class II - Q/NQ	10.091860	10.621908	5.25%	0	2010
	9.060605	10.091860	11.38%	0	2009
	10.000000	9.060605	-9.39%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
NVIT NVIT Cardinal (SM) Moderate Fund: Class II - Q/NQ	9.070489	9.955449	9.76%	0	2010
	7.547472	9.070489	20.18%	0	2009
	10.000000	7.547472	-24.53%	0	2008*

NVIT NVIT Cardinal (SM) Moderately Aggressive Fund: Class II - Q/NQ	8.516605	9.510405	11.67%	0	2010
	6.827311	8.516605	24.74%	0	2009
	10.000000	6.827311	-31.73%	0	2008*

NVIT NVIT Cardinal (SM) Moderately Conservative Fund: Class II - Q/NQ	9.615490	10.332147	7.45%	0	2010
	8.291069	9.615490	15.97%	0	2009
	10.000000	8.291069	-17.09%	0	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	10.558648	11.139841	5.50%	0	2010
	9.848830	10.558648	7.21%	1,006	2009
	10.000000	9.848830	-1.51%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	11.282996	12.021646	6.55%	0	2010
	9.832816	11.282996	14.75%	0	2009
	10.000000	9.832816	-1.67%	0	2008*

NVIT NVIT Emerging Markets Fund: Class I - Q/NQ	22.231185	25.453036	14.49%	0	2010
	13.812777	22.231185	60.95%	0	2009
	33.184857	13.812777	-58.38%	0	2008
	23.132005	33.184857	43.46%	0	2007
	17.167614	23.132005	34.74%	0	2006
	13.133057	17.167614	30.72%	0	2005
	11.036792	13.133057	18.99%	0	2004
	6.776365	11.036792	62.87%	0	2003
	8.111518	6.776365	-16.46%	0	2002
	8.681644	8.111518	-6.57%	0	2001

NVIT NVIT Emerging Markets Fund: Class III - Q/NQ	24.566755	28.136524	14.53%	1,185	2010
	15.247993	24.566755	61.11%	1,873	2009
	36.691806	15.247993	-58.44%	1,873	2008
	25.581976	36.691806	43.43%	2,339	2007
	18.996097	25.581976	34.67%	2,341	2006
	14.529882	18.996097	30.74%	804	2005
	12.209330	14.529882	19.01%	0	2004
	7.498277	12.209330	62.83%	0	2003
	10.000000	7.498277	-25.02%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
NVIT NVIT Government Bond Fund: Class I - Q/NQ	14.611075	15.087774	3.26%	271	2010
	14.437885	14.611075	1.20%	271	2009
	13.600397	14.437885	6.16%	271	2008
	12.879601	13.600397	5.60%	271	2007
	12.646037	12.879601	1.85%	271	2006
	12.426052	12.646037	1.77%	271	2005
	12.210544	12.426052	1.76%	271	2004
	12.147237	12.210544	0.52%	271	2003
	11.106073	12.147237	9.37%	271	2002
	10.508016	11.106073	5.69%	271	2001

NVIT NVIT International Equity Fund: Class I - Q/NQ	10.439526	11.655675	11.65%	169	2010
	8.165994	10.439526	27.84%	178	2009

NVIT NVIT International Equity Fund: Class III - Q/NQ	16.692442	18.633579	11.63%	0	2010
	13.062257	16.692442	27.79%	747	2009
	24.563902	13.062257	-46.82%	747	2008
	19.604737	24.563902	25.30%	747	2007
	14.962124	19.604737	31.03%	0	2006
	11.662449	14.962124	28.29%	0	2005
	10.348693	11.662449	12.69%	0	2004
	7.759258	10.348693	33.37%	0	2003
	10.000000	7.759258	-22.41%	0	2002*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	8.319006	8.805007	5.84%	0	2010
	6.563605	8.319006	26.74%	0	2009
	11.703384	6.563605	-43.92%	0	2008
	10.857171	11.703384	7.79%	0	2007
	10.000000	10.857171	8.57%	0	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	11.980071	13.533627	12.97%	0	2010
	9.556444	11.980071	25.36%	0	2009
	15.354325	9.556444	-37.76%	0	2008
	14.705289	15.354325	4.41%	0	2007
	12.767402	14.705289	15.18%	0	2006
	12.002712	12.767402	6.37%	0	2005
	10.681108	12.002712	12.37%	0	2004
	8.218945	10.681108	29.96%	0	2003
	10.000000	8.218945	-17.81%	0	2002*

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	11.527329	12.475188	8.22%	0	2010
	10.000000	11.527329	15.27%	0	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	12.086136	13.343928	10.41%	0	2010
	10.000000	12.086136	20.86%	0	2009*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.976342	12.498208	4.36%	4,430	2010
	11.140488	11.976342	7.50%	4,430	2009
	12.028901	11.140488	-7.39%	0	2008
	11.583512	12.028901	3.85%	0	2007
	11.071052	11.583512	4.63%	0	2006
	10.873912	11.071052	1.81%	0	2005
	10.543381	10.873912	3.13%	0	2004
	9.914588	10.543381	6.34%	0	2003
	10.000000	9.914588	-0.85%	0	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	12.139841	13.269596	9.31%	1,111	2010
	10.339873	12.139841	17.41%	1,053	2009
	13.660867	10.339873	-24.31%	0	2008
	13.120417	13.660867	4.12%	0	2007
	11.955598	13.120417	9.74%	0	2006
	11.515594	11.955598	3.82%	0	2005
	10.667735	11.515594	7.95%	0	2004
	9.016631	10.667735	18.31%	0	2003
	10.000000	9.016631	-9.83%	0	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	12.203317	13.569976	11.20%	0	2010
	9.954672	12.203317	22.59%	0	2009
	14.723058	9.954672	-32.39%	0	2008
	14.075186	14.723058	4.60%	0	2007
	12.468670	14.075186	12.88%	0	2006
	11.815958	12.468670	5.52%	0	2005
	10.696293	11.815958	10.47%	0	2004
	8.570137	10.696293	24.81%	0	2003
	10.000000	8.570137	-14.30%	0	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.212310	13.060279	6.94%	0	2010
	10.816900	12.212310	12.90%	0	2009
	12.919773	10.816900	-16.28%	0	2008
	12.385198	12.919773	4.32%	0	2007
	11.590666	12.385198	6.85%	0	2006
	11.255804	11.590666	2.98%	0	2005
	10.658362	11.255804	5.61%	0	2004
	9.512081	10.658362	12.05%	0	2003
	10.000000	9.512081	-4.88%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	21.781329	27.090157	24.37%	0	2010
	16.161541	21.781329	34.77%	256	2009
	25.811450	16.161541	-37.39%	256	2008
	24.352351	25.811450	5.99%	256	2007
	22.485972	24.352351	8.30%	256	2006
	20.353296	22.485972	10.48%	256	2005
	17.845279	20.353296	14.05%	256	2004
	13.447730	17.845279	32.70%	26	2003
	16.111432	13.447730	-16.53%	26	2002
	16.566203	16.111432	-2.75%	26	2001

NVIT NVIT Money Market Fund: Class I - Q/NQ	11.662474	11.493389	-1.45%	4,125	2010
	11.829103	11.662474	-1.41%	4,169	2009
	11.761601	11.829103	0.57%	13,073	2008
	11.389731	11.761601	3.26%	10,818	2007
	11.055984	11.389731	3.02%	2,388	2006
	10.926674	11.055984	1.18%	2,388	2005
	10.998203	10.926674	-0.65%	2,388	2004
	11.090636	10.998203	-0.83%	3,555	2003
	11.119112	11.090636	-0.26%	8,539	2002
	10.891167	11.119112	2.09%	10,306	2001

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	14.388142	15.680829	8.98%	6,997	2010
	11.738054	14.388142	22.58%	11,144	2009
	14.400908	11.738054	-18.49%	6,750	2008
	13.967937	14.400908	3.10%	1,773	2007
	13.518819	13.967937	3.32%	1,866	2006
	13.424511	13.518819	0.70%	3,940	2005
	12.786566	13.424511	4.99%	8,196	2004
	11.572500	12.786566	10.49%	8,089	2003
	10.953304	11.572500	5.65%	11,629	2002
	10.668471	10.953304	2.67%	13,572	2001

NVIT NVIT Multi-Manager International Growth Fund: Class III - Q/NQ	8.177359	9.190058	12.38%	7,244	2010
	6.080687	8.177359	34.48%	8,219	2009
	10.000000	6.080687	-39.19%	0	2008*

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	14.972479	15.657454	4.57%	368	2010
	11.701327	14.972479	27.96%	368	2009
	22.125147	11.701327	-47.11%	368	2008
	21.813054	22.125147	1.43%	487	2007
	18.031528	21.813054	20.97%	725	2006
	16.327943	18.031528	10.43%	602	2005
	13.776777	16.327943	18.52%	368	2004
	10.000000	13.776777	37.77%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	8.060818	9.176149	13.84%	85	2010
	6.302657	8.060818	27.90%	0	2009
	10.000000	6.302657	-36.97%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ	10.000000	10.413311	4.13%	0	2010*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	7.894107	8.771301	11.11%	0	2010
	6.286901	7.894107	25.56%	0	2009
	10.000000	6.286901	-37.13%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ	7.790588	9.736789	24.98%	0	2010
	6.218621	7.790588	25.28%	0	2009

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	7.753436	9.663566	24.64%	1,419	2010
	6.209196	7.753436	24.87%	1,419	2009
	10.000000	6.209196	-37.91%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	8.604649	10.144778	17.90%	0	2010
	6.692181	8.604649	28.58%	0	2009
	10.000000	6.692181	-33.08%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	11.138481	13.770569	23.63%	615	2010
	8.867311	11.138481	25.61%	1,523	2009
	16.793597	8.867311	-47.20%	1,155	2008
	15.528017	16.793597	8.15%	1,329	2007
	15.266316	15.528017	1.71%	1,338	2006
	14.330796	15.266316	6.53%	1,177	2005
	12.821504	14.330796	11.77%	2,595	2004
	9.689686	12.821504	32.32%	2,601	2003
	14.738777	9.689686	-34.26%	2,605	2002
	16.775454	14.738777	-12.14%	2,665	2001

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	25.982239	32.418151	24.77%	150	2010
	20.888577	25.982239	24.38%	240	2009
	31.241186	20.888577	-33.14%	240	2008
	34.051054	31.241186	-8.25%	240	2007
	29.456548	34.051054	15.60%	887	2006
	28.997596	29.456548	1.58%	887	2005
	25.084829	28.997596	15.60%	887	2004
	16.227347	25.084829	54.58%	1,002	2003
	22.607355	16.227347	-28.22%	2,747	2002
	17.884672	22.607355	26.41%	7,348	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	22.407994	27.674761	23.50%	432	2010
	16.880000	22.407994	32.75%	118	2009
	27.711600	16.880000	-39.09%	118	2008
	27.534538	27.711600	0.64%	118	2007
	24.936594	27.534538	10.42%	2,852	2006
	22.527605	24.936594	10.69%	4,182	2005
	19.205589	22.527605	17.30%	4,380	2004
	13.819838	19.205589	38.97%	4,425	2003
	16.962886	13.819838	-18.53%	4,621	2002
	18.451164	16.962886	-8.07%	4,887	2001

NVIT NVIT Nationwide Fund: Class I - Q/NQ	10.602976	11.854736	11.81%	15,778	2010
	8.532324	10.602976	24.27%	16,518	2009
	14.814157	8.532324	-42.40%	23,133	2008
	13.896397	14.814157	6.60%	26,692	2007
	12.409166	13.896397	11.98%	26,658	2006
	11.719115	12.409166	5.89%	26,667	2005
	10.834968	11.719115	8.16%	26,635	2004
	8.622061	10.834968	25.67%	26,621	2003
	10.586142	8.622061	-18.55%	29,797	2002
	12.182869	10.586142	-13.11%	32,784	2001

NVIT NVIT Real Estate Fund: Class I - Q/NQ	7.209649	9.249704	28.30%	2,625	2010
	5.591616	7.209649	28.94%	6,646	2009
	10.000000	5.591616	-44.08%	0	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.394113	10.491270	0.93%	0	2010
	9.846962	10.394113	5.56%	0	2009
	10.000000	9.846962	-1.53%	0	2008*

NVIT NVIT Worldwide Leaders Fund: Class I - Q/NQ	13.378217	14.695235	9.84%	0	2010
	10.859682	13.378217	23.19%	0	2009
	19.798979	10.859682	-45.15%	0	2008
	16.757233	19.798979	18.15%	0	2007
	13.507203	16.757233	24.06%	0	2006
	11.484471	13.507203	17.61%	0	2005
	10.075073	11.484471	13.99%	0	2004
	7.513762	10.075073	34.09%	0	2003
	10.219036	7.513762	-26.47%	0	2002
	12.773009	10.219036	-20.00%	0	2001

NVIT NVIT Worldwide Leaders Fund: Class III - Q/NQ	17.996820	19.751264	9.75%	0	2010
	14.609482	17.996820	23.19%	0	2009
	26.628401	14.609482	-45.14%	0	2008
	22.529507	26.628401	18.19%	0	2007
	18.170038	22.529507	23.99%	0	2006
	15.448981	18.170038	17.61%	0	2005
	13.553060	15.448981	13.99%	0	2004
	10.000000	13.553060	35.53%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
NVIT Oppenheimer NVIT Large Cap Growth Fund: Class I - Q/NQ	12.933335	13.867515	7.22%	33,255	2010
	10.000000	12.933335	29.33%	0	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	12.908002	13.528212	4.80%	0	2010
	10.000000	12.908002	29.08%	0	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	10.373383	11.835488	14.09%	0	2010
	8.188324	10.373383	26.69%	0	2009
	13.187082	8.188324	-37.91%	0	2008
	13.685555	13.187082	-3.64%	0	2007
	11.980731	13.685555	14.23%	932	2006
	11.661238	11.980731	2.74%	1,864	2005
	10.070517	11.661238	15.80%	1,864	2004
	7.774693	10.070517	29.53%	1,864	2003
	10.539153	7.774693	-26.23%	1,864	2002
	12.174767	10.539153	-13.43%	0	2001

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	18.554780	21.207036	14.29%	0	2010
	13.477578	18.554780	37.67%	0	2009
	22.867724	13.477578	-41.06%	0	2008
	21.822967	22.867724	4.79%	160	2007
	18.815041	21.822967	15.99%	294	2006
	16.697062	18.815041	12.68%	2,208	2005
	14.214155	16.697062	17.47%	2,568	2004
	10.000000	14.214155	42.14%	2,900	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	11.632540	13.294223	14.28%	2,682	2010
	8.444970	11.632540	37.75%	2,682	2009
	14.327425	8.444970	-41.06%	3,103	2008
	13.675231	14.327425	4.77%	6,037	2007
	11.789981	13.675231	15.99%	14,516	2006
	10.465531	11.789981	12.66%	15,042	2005
	8.911680	10.465531	17.44%	18,689	2004
	6.322604	8.911680	40.95%	19,556	2003
	8.239576	6.322604	-23.27%	24,217	2002
	9.505903	8.239576	-13.32%	27,466	2001

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ	2.485965	2.809693	13.02%	0	2010
	1.990129	2.485965	24.91%	0	2009
	9.567120	1.990129	-79.20%	0	2008
	10.000000	9.567120	-4.33%	0	2007*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	2.684471	3.037459	13.15%	0	2010
	2.173660	2.684471	23.50%	0	2009
	10.342058	2.173660	-78.98%	0	2008
	10.505732	10.342058	-1.56%	0	2007
	10.000000	10.505732	5.06%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	11.852164	13.561894	14.43%	15,385	2010
	9.374830	11.852164	26.43%	15,801	2009
	15.460789	9.374830	-39.36%	21,974	2008
	15.024833	15.460789	2.90%	25,442	2007
	13.253841	15.024833	13.36%	25,940	2006
	12.689909	13.253841	4.44%	26,180	2005
	11.763806	12.689909	7.87%	27,745	2004
	9.419845	11.763806	24.88%	28,131	2003
	11.771303	9.419845	-19.98%	31,958	2002
	13.296520	11.771303	-11.47%	36,117	2001

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares - Q/NQ	8.062226	9.805147	21.62%	0	2010
	5.962922	8.062226	35.21%	0	2009
	9.732608	5.962922	-38.73%	0	2008
	9.997565	9.732608	-2.65%	5,080	2007
	10.000000	9.997565	-0.02%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares - Q/NQ	11.341777	14.247372	25.62%	1,011	2010
	8.678735	11.341777	30.68%	1,038	2009
	17.290851	8.678735	-49.81%	1,022	2008
	16.501698	17.290851	4.78%	1,936	2007
	16.263170	16.501698	1.47%	1,894	2006
	14.690755	16.263170	10.70%	1,845	2005
	12.445509	14.690755	18.04%	2,827	2004
	10.055227	12.445509	23.77%	2,855	2003
	14.130362	10.055227	-28.84%	3,383	2002
	20.863367	14.130362	-32.27%	3,689	2001

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (unhedged): Advisor Class - Q/NQ	10.859825	11.705408	7.79%	0	2010
	10.000000	10.859825	8.60%	0	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.939212	11.339656	3.66%	0	2010
	10.000000	10.939212	9.39%	0	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ	10.000000	10.533927	5.34%	0	2010

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	10.333491	10.911279	5.59%	0	2010
	9.563160	10.333491	8.06%	0	2009
	10.806679	9.563160	-11.51%	0	2008
	10.399424	10.806679	3.92%	0	2007
	10.000000	10.399424	3.99%	0	2006*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	34.687929	37.516437	8.15%	98	2010
	27.031931	34.687929	28.32%	98	2009
	32.261466	27.031931	-16.21%	98	2008
	30.731273	32.261466	4.98%	98	2007
	28.140902	30.731273	9.21%	98	2006
	25.437438	28.140902	10.63%	98	2005
	23.451931	25.437438	8.47%	98	2004
	18.610910	23.451931	26.01%	1,062	2003
	17.290213	18.610910	7.64%	317	2002
	15.936413	17.290213	8.50%	98	2001

Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Class R1 - Q/NQ	22.310198	27.893698	25.03%	280	2010
	10.608521	22.310198	110.30%	471	2009
	30.539927	10.608521	-65.26%	0	2008
	22.528407	30.539927	35.56%	0	2007
	16.382210	22.528407	37.52%	0	2006
	12.605738	16.382210	29.96%	0	2005
	10.000000	12.605738	26.06%	0	2004*

Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ	44.064804	55.082272	25.00%	50	2010
	20.974288	44.064804	110.09%	659	2009
	60.431031	20.974288	-65.29%	659	2008
	44.562351	60.431031	35.61%	659	2007
	32.414752	44.562351	37.48%	659	2006
	24.917339	32.414752	30.09%	659	2005
	20.083913	24.917339	24.07%	659	2004
	13.216913	20.083913	51.96%	659	2003
	13.812362	13.216913	-4.31%	659	2002
	14.275487	13.812362	-3.24%	659	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Class R1 - Q/NQ	27.009576	34.405632	27.38%	0	2010
	17.388052	27.009576	55.33%	0	2009
	32.733939	17.388052	-46.88%	0	2008
	22.857287	32.733939	43.21%	0	2007
	18.623055	22.857287	22.74%	0	2006
	12.463044	18.623055	49.43%	0	2005
	10.000000	12.463044	24.63%	0	2004*

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ	41.473254	52.821656	27.36%	0	2010
	26.713771	41.473254	55.25%	0	2009
	50.316098	26.713771	-46.91%	0	2008
	35.127563	50.316098	43.24%	0	2007
	28.630638	35.127563	22.69%	0	2006
	19.153438	28.630638	49.48%	0	2005
	15.644606	19.153438	22.43%	0	2004
	10.964166	15.644606	42.69%	0	2003
	11.450041	10.964166	-4.24%	0	2002
	12.974758	11.450041	-11.75%	0	2001

Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	13.073677	16.333716	24.94%	0	2010
	10.000000	13.073677	30.74%	0	2009*

Optional Benefits Elected (Total 1.50%)
(Variable account charges of 1.50% of the daily net assets of the variable account)
Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	14.124597	17.612263	24.69%	0	2010
	10.051813	14.124597	40.52%	0	2009
	15.882881	10.051813	-36.71%	0	2008*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	12.101716	12.530438	3.54%	3,365	2010
	11.147327	12.101716	8.56%	2,479	2009
	11.499777	11.147327	-3.06%	0	2008
	10.663455	11.499777	7.84%	1,033	2007
	10.656245	10.663455	0.07%	1,658	2006
	10.651623	10.656245	0.04%	1,033	2005
	10.219974	10.651623	4.22%	1,620	2004
	10.000000	10.219974	2.20%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	11.408680	12.827425	12.44%	3,925	2010
	9.807567	11.408680	16.33%	3,918	2009
	15.221926	9.807567	-35.57%	4,300	2008
	15.465441	15.221926	-1.57%	4,217	2007
	13.409003	15.465441	15.34%	5,372	2006
	13.010107	13.409003	3.07%	5,744	2005
	11.689405	13.010107	11.30%	5,865	2004
	9.174309	11.689405	27.41%	7,480	2003
	11.551890	9.174309	-20.58%	6,974	2002
	12.797950	11.551890	-9.74%	4,521	2001

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	10.133858	11.903854	17.47%	943	2010
	7.917341	10.133858	28.00%	943	2009
	10.625020	7.917341	-25.48%	1,241	2008
	11.042287	10.625020	-3.78%	442	2007
	10.000000	11.042287	10.42%	0	2006*

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	12.055694	13.034055	8.12%	737	2010
	10.000000	12.055694	20.56%	0	2009*

Credit Suisse Trust - International Equity Flex III Portfolio - Q/NQ	10.100507	11.166035	10.55%	0	2010
	10.000000	10.100507	1.01%	0	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	12.084235	14.977337	23.94%	1,585	2010
	9.812538	12.084235	23.15%	1,629	2009
	14.420003	9.812538	-31.95%	0	2008
	14.737340	14.420003	-2.15%	0	2007
	13.076669	14.737340	12.70%	0	2006
	12.379750	13.076669	5.63%	0	2005
	10.311541	12.379750	20.06%	5,299	2004
	7.597901	10.311541	35.72%	12,473	2003
	10.000000	7.597901	-24.02%	14,159	2002*

Dreyfus Socially Responsible Growth Fund Inc.: Initial Shares - Q/NQ	9.857382	11.148183	13.09%	325	2010
	7.481911	9.857382	31.75%	326	2009
	11.583691	7.481911	-35.41%	347	2008
	10.911525	11.583691	6.16%	326	2007
	10.143929	10.911525	7.57%	316	2006
	9.938626	10.143929	2.07%	288	2005
	9.499959	9.938626	4.62%	275	2004
	7.654150	9.499959	24.12%	268	2003
	10.936572	7.654150	-30.01%	244	2002
	14.342049	10.936572	-23.74%	213	2001

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	11.290301	12.771239	13.12%	4,036	2010
	9.072925	11.290301	24.44%	4,113	2009
	14.654133	9.072925	-38.09%	5,841	2008
	14.135644	14.654133	3.67%	7,044	2007
	12.424711	14.135644	13.77%	7,065	2006
	12.048127	12.424711	3.13%	14,164	2005
	11.055229	12.048127	8.98%	30,898	2004
	8.743455	11.055229	26.44%	36,563	2003
	11.433642	8.743455	-23.53%	37,117	2002
	13.219073	11.433642	-13.51%	8,402	2001

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	12.548318	14.253495	13.59%	2,731	2010
	10.394501	12.548318	20.72%	2,724	2009
	14.979668	10.394501	-30.61%	2,740	2008
	14.196462	14.979668	5.52%	2,729	2007
	12.373260	14.196462	14.74%	3,836	2006
	12.034289	12.373260	2.82%	3,808	2005
	11.630648	12.034289	3.47%	3,799	2004
	9.744716	11.630648	19.35%	3,941	2003
	11.878721	9.744716	-17.96%	5,210	2002
	13.298747	11.878721	-10.68%	2,694	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	14.746442	15.760573	6.88%	6,924	2010
	12.430716	14.746442	18.63%	5,157	2009
	13.612057	12.430716	-8.68%	5,208	2008
	13.114438	13.612057	3.79%	6,733	2007
	12.782592	13.114438	2.60%	5,975	2006
	12.810509	12.782592	-0.22%	7,000	2005
	12.551247	12.810509	2.07%	8,858	2004
	12.176693	12.551247	3.08%	12,560	2003
	11.309545	12.176693	7.67%	15,603	2002
	10.630687	11.309545	6.39%	3,271	2001

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom 2010 Portfolio: Service Class - Q/NQ	10.138614	11.258606	11.05%	0	2010
	8.290592	10.138614	22.29%	0	2009
	11.234050	8.290592	-26.20%	0	2008
	10.498392	11.234050	7.01%	0	2007
	10.000000	10.498392	4.98%	0	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom 2020 Portfolio: Service Class - Q/NQ	9.594872	10.823369	12.80%	0	2010
	7.564266	9.594872	26.84%	0	2009
	11.412998	7.564266	-33.72%	0	2008
	10.518347	11.412998	8.51%	0	2007
	10.000000	10.518347	5.18%	0	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom 2030 Portfolio: Service Class - Q/NQ	9.112684	10.412239	14.26%	0	2010
	7.040431	9.112684	29.43%	0	2009
	11.542938	7.040431	-39.01%	0	2008
	10.538472	11.542938	9.53%	0	2007
	10.000000	10.538472	5.38%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	8.768775	10.291995	17.37%	1,219	2010
	6.032463	8.768775	45.36%	714	2009
	13.432461	6.032463	-55.09%	442	2008
	9.364090	13.432461	43.45%	0	2007
	10.000000	9.364090	-6.36%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	12.605268	14.289703	13.36%	6,169	2010
	9.841661	12.605268	28.08%	6,841	2009
	17.439229	9.841661	-43.57%	7,818	2008
	17.458770	17.439229	-0.11%	9,342	2007
	14.760062	17.458770	18.28%	10,235	2006
	14.168390	14.760062	4.18%	11,131	2005
	12.914155	14.168390	9.71%	17,568	2004
	10.068066	12.914155	28.27%	18,572	2003
	12.314799	10.068066	-18.24%	21,161	2002
	13.173869	12.314799	-6.52%	2,456	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	7.696648	9.374596	21.80%	0	2010
	5.362252	7.696648	43.53%	0	2009
	12.114380	5.362252	-55.74%	0	2008
	9.996390	12.114380	21.19%	0	2007
	9.637319	9.996390	3.73%	0	2006
	8.987214	9.637319	7.23%	0	2005
	8.522420	8.987214	5.45%	696	2004
	6.672816	8.522420	27.72%	615	2003
	8.676041	6.672816	-23.09%	661	2002
	10.295564	8.676041	-15.73%	0	2001

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	10.162366	12.418141	22.20%	2,069	2010
	8.050949	10.162366	26.23%	2,073	2009
	15.490725	8.050949	-48.03%	2,030	2008
	12.396773	15.490725	24.96%	6,736	2007
	11.791270	12.396773	5.14%	7,656	2006
	11.327678	11.791270	4.09%	8,155	2005
	11.136737	11.327678	1.71%	27,126	2004
	8.514851	11.136737	30.79%	24,183	2003
	12.384853	8.514851	-31.25%	26,883	2002
	15.284127	12.384853	-18.97%	1,602	2001

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	11.918726	13.358714	12.08%	2,125	2010
	8.416032	11.918726	41.62%	2,125	2009
	11.402019	8.416032	-26.19%	2,125	2008
	11.277015	11.402019	1.11%	2,701	2007
	10.297247	11.277015	9.51%	2,806	2006
	10.196357	10.297247	0.99%	2,322	2005
	9.456304	10.196357	7.83%	3,242	2004
	7.560980	9.456304	25.07%	3,770	2003
	7.408079	7.560980	2.06%	4,299	2002
	8.537159	7.408079	-13.23%	17,758	2001

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ	10.252397	11.478372	11.96%	1,160	2010
	7.231511	10.252397	41.77%	881	2009
	9.786127	7.231511	-26.10%	533	2008
	10.000000	9.786127	-2.14%	203	2007*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	11.954949	12.679944	6.06%	4,131	2010
	10.492401	11.954949	13.94%	4,246	2009
	11.020864	10.492401	-4.80%	0	2008
	10.737396	11.020864	2.64%	0	2007
	10.451062	10.737396	2.74%	0	2006
	10.393570	10.451062	0.55%	0	2005
	10.114979	10.393570	2.75%	300	2004
	10.000000	10.114979	1.15%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	9.200402	11.663733	26.77%	1,676	2010
	6.671050	9.200402	37.92%	0	2009
	11.196312	6.671050	-40.42%	0	2008
	9.843302	11.196312	13.75%	0	2007
	10.000000	9.843302	-1.57%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	14.128098	15.724428	11.30%	0	2010
	11.344108	14.128098	24.54%	0	2009
	20.517005	11.344108	-44.71%	0	2008
	17.772964	20.517005	15.44%	0	2007
	15.297418	17.772964	16.18%	0	2006
	13.053223	15.297418	17.19%	0	2005
	11.676982	13.053223	11.79%	0	2004
	8.278081	11.676982	41.06%	0	2003
	10.550644	8.278081	-21.54%	926	2002
	13.606956	10.550644	-22.46%	0	2001

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	13.178908	14.670234	11.32%	0	2010
	10.577575	13.178908	24.59%	0	2009
	19.135070	10.577575	-44.72%	0	2008
	16.573237	19.135070	15.46%	0	2007
	14.264458	16.573237	16.19%	60	2006
	12.176620	14.264458	17.15%	60	2005
	10.891962	12.176620	11.79%	2,021	2004
	7.718997	10.891962	41.11%	2,062	2003
	10.000000	7.718997	-22.81%	2,030	2002*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	11.631741	14.488426	24.56%	0	2010
	7.502620	11.631741	55.04%	0	2009
	15.601198	7.502620	-51.91%	0	2008
	15.000119	15.601198	4.01%	0	2007
	13.105208	15.000119	14.46%	0	2006
	12.972801	13.105208	1.02%	0	2005
	11.554180	12.972801	12.28%	192	2004
	7.433831	11.554180	55.43%	419	2003
	10.000000	7.433831	-25.66%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.501643	11.655097	10.98%	5,144	2010
	7.862729	10.501643	33.56%	1,706	2009
	11.347958	7.862729	-30.71%	6,271	2008
	11.104529	11.347958	2.19%	5,569	2007
	10.000000	11.104529	11.05%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	8.185954	10.338907	26.30%	0	2010
	6.434554	8.185954	27.22%	0	2009
	9.752789	6.434554	-34.02%	0	2008
	10.143557	9.752789	-3.85%	0	2007
	10.000000	10.143557	1.44%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	8.453884	9.181002	8.60%	0	2010
	6.589253	8.453884	28.30%	0	2009
	10.000000	6.589253	-34.11%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	10.706574	12.393116	15.75%	1,512	2010
	6.296301	10.706574	70.05%	1,554	2009
	13.506531	6.296301	-53.38%	0	2008
	10.655440	13.506531	26.76%	0	2007
	10.000000	10.655440	6.55%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	9.782597	10.446027	6.78%	0	2010
	7.238892	9.782597	35.14%	0	2009
	12.329457	7.238892	-41.29%	0	2008
	10.843323	12.329457	13.71%	0	2007
	10.000000	10.843323	8.43%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	13.957379	15.725011	12.66%	7,795	2010
	11.938945	13.957379	16.91%	3,600	2009
	11.412418	11.938945	4.61%	882	2008
	10.435795	11.412418	9.36%	882	2007
	10.000000	10.435795	4.36%	594	2006*

Invesco Funds - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	8.731681	9.908585	13.48%	0	2010
	7.343252	8.731681	18.91%	0	2009
	12.994210	7.343252	-43.49%	0	2008
	11.807776	12.994210	10.05%	0	2007
	11.302400	11.807776	4.47%	0	2006*

Invesco Funds - Invesco V.I. Capital Development Fund: Series II - Q/NQ	10.788169	12.589403	16.70%	0	2010
	7.713524	10.788169	39.86%	0	2009
	14.811811	7.713524	-47.92%	0	2008
	13.603656	14.811811	8.88%	0	2007
	11.879131	13.603656	14.52%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Ivy Funds Variable Asset Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	21.241206	22.737900	7.05%	3,123	2010
	17.245268	21.241206	23.17%	2,754	2009*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	9.016324	9.456593	4.88%	9,922	2010
	6.268928	9.016324	43.83%	8,660	2009
	11.428589	6.268928	-45.15%	8,628	2008
	8.492349	11.428589	34.58%	12,514	2007
	7.901043	8.492349	7.48%	14,648	2006
	7.126209	7.901043	10.87%	14,657	2005
	6.132757	7.126209	16.20%	15,764	2004
	5.178331	6.132757	18.43%	16,033	2003
	6.253323	5.178331	-17.19%	18,154	2002
	8.122329	6.253323	-23.01%	5,055	2001

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	12.190787	14.952122	22.65%	0	2010
	7.878316	12.190787	54.74%	0	2009
	14.256608	7.878316	-44.74%	0	2008
	11.888578	14.256608	19.92%	120	2007
	11.181353	11.888578	6.33%	133	2006
	10.196210	11.181353	9.66%	0	2005
	10.265717	10.196210	-0.68%	589	2004
	7.083279	10.265717	44.93%	575	2003
	10.000000	7.083279	-29.17%	136	2002*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	3.975587	4.871385	22.53%	0	2010
	2.572472	3.975587	54.54%	0	2009
	4.661468	2.572472	-44.81%	0	2008
	3.888995	4.661468	19.86%	0	2007
	3.661446	3.888995	6.21%	0	2006
	3.332166	3.661446	9.88%	0	2005
	3.363865	3.332166	-0.94%	0	2004
	2.331479	3.363865	44.28%	0	2003
	4.007355	2.331479	-41.82%	1,207	2002
	6.491188	4.007355	-38.26%	0	2001

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	23.575481	29.034754	23.16%	1,032	2010
	13.365756	23.575481	76.39%	138	2009
	28.394698	13.365756	-52.93%	136	2008
	22.510007	28.394698	26.14%	151	2007
	15.577572	22.510007	44.50%	177	2006
	11.978709	15.577572	30.04%	240	2005
	10.244286	11.978709	16.93%	257	2004
	7.729765	10.244286	32.53%	278	2003
	10.000000	7.729765	-22.70%	247	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	13.693467	16.862684	23.14%	0	2010
	7.763332	13.693467	76.39%	0	2009
	16.499263	7.763332	-52.95%	0	2008
	13.085427	16.499263	26.09%	0	2007
	9.059618	13.085427	44.44%	0	2006
	6.970674	9.059618	29.97%	0	2005
	5.962587	6.970674	16.91%	0	2004
	4.499478	5.962587	32.52%	0	2003
	6.152979	4.499478	-26.87%	0	2002
	8.158972	6.152979	-24.59%	383	2001

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ	11.663313	14.183043	21.60%	791	2010
	9.345851	11.663313	24.80%	791	2009

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	12.180267	13.343369	9.55%	0	2010
	10.098507	12.180267	20.61%	0	2009
	15.243699	10.098507	-33.75%	0	2008
	14.384752	15.243699	5.97%	0	2007
	12.118222	14.384752	18.70%	0	2006*

MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class - Q/NQ	10.000000	10.735263	7.35%	0	2010

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.999600	10.370178	3.71%	0	2010
	8.958025	9.999600	11.63%	0	2009
	10.505182	8.958025	-14.73%	0	2008
	10.180267	10.505182	3.19%	860	2007
	9.918119	10.180267	2.64%	1,152	2006
	9.925486	9.918119	-0.07%	1,448	2005
	9.998725	9.925486	-0.73%	3,577	2004
	10.000000	9.998725	-0.01%	131	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	9.997385	11.778758	17.82%	0	2010
	8.268264	9.997385	20.91%	0	2009
	13.868982	8.268264	-40.38%	0	2008
	14.009236	13.868982	-1.00%	0	2007
	13.512331	14.009236	3.68%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	10.873942	13.158950	21.01%	0	2010
	8.399779	10.873942	29.46%	0	2009
	14.082459	8.399779	-40.35%	0	2008
	13.286513	14.082459	5.99%	0	2007
	11.862757	13.286513	12.00%	0	2006
	11.270076	11.862757	5.26%	0	2005
	10.000000	11.270076	12.70%	0	2004*

NVIT American Century NVIT Growth Fund: Class I - Q/NQ	6.555835	7.700493	17.46%	0	2010
	4.986558	6.555835	31.47%	0	2009
	8.259649	4.986558	-39.63%	0	2008
	7.015054	8.259649	17.74%	0	2007
	6.707862	7.015054	4.58%	0	2006
	6.394073	6.707862	4.91%	0	2005
	6.001871	6.394073	6.53%	0	2004
	4.590315	6.001871	30.75%	0	2003
	6.538172	4.590315	-29.79%	0	2002
	9.237443	6.538172	-29.22%	0	2001

NVIT American Century NVIT Multi Cap Value Fund: Class I - Q/NQ	12.438437	13.901600	11.76%	9,471	2010
	10.000000	12.438437	24.38%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	9.187384	10.137186	10.34%	0	2010
	7.557697	9.187384	21.56%	0	2009

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.378523	10.835256	4.40%	0	2010
	9.395078	10.378523	10.47%	0	2009

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.192912	11.174715	9.63%	1,311	2010
	7.307804	10.192912	39.48%	0	2009

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	8.494561	9.889514	16.42%	0	2010
	6.213995	8.494561	36.70%	0	2009

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	7.690526	8.406630	9.31%	0	2010
	5.974146	7.690526	28.73%	0	2009
	9.792857	5.974146	-38.99%	0	2008
	10.000000	9.792857	-2.07%	0	2007*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	14.721522	16.408272	11.46%	0	2010
	10.236784	14.721522	43.81%	0	2009
	14.432295	10.236784	-29.07%	0	2008
	14.207908	14.432295	1.58%	0	2007
	13.040874	14.207908	8.95%	0	2006
	12.931102	13.040874	0.85%	581	2005
	11.924059	12.931102	8.45%	3,243	2004
	9.900524	11.924059	20.44%	3,260	2003
	9.737236	9.900524	1.68%	1,740	2002
	9.486372	9.737236	2.64%	13,181	2001

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.772757	13.122323	11.46%	259	2010
	8.181762	11.772757	43.89%	265	2009
	11.552447	8.181762	-29.18%	330	2008
	11.369143	11.552447	1.61%	404	2007
	10.435727	11.369143	8.94%	384	2006
	10.000000	10.435727	4.36%	563	2005*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ	7.729430	8.801821	13.87%	1,232	2010
	5.130170	7.729430	50.67%	1,232	2009
	10.000000	5.130170	-48.70%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	7.924306	9.646129	21.73%	0	2010
	6.116244	7.924306	29.56%	0	2009
	10.000000	6.116244	-38.84%	0	2008*

NVIT NVIT Cardinal (SM) Aggressive Fund: Class II - Q/NQ	8.079041	9.148112	13.23%	0	2010
	6.348539	8.079041	27.26%	0	2009
	10.000000	6.348539	-36.51%	0	2008*

NVIT NVIT Cardinal (SM) Balanced Fund: Class II - Q/NQ	9.334244	10.151038	8.75%	0	2010
	7.908776	9.334244	18.02%	0	2009
	10.000000	7.908776	-20.91%	0	2008*

NVIT NVIT Cardinal (SM) Capital Appreciation Fund: Class II - Q/NQ	8.790510	9.731444	10.70%	0	2010
	7.187575	8.790510	22.30%	0	2009
	10.000000	7.187575	-28.12%	0	2008*

NVIT NVIT Cardinal (SM) Conservative Fund: Class II - Q/NQ	10.083319	10.607527	5.20%	0	2010
	9.057536	10.083319	11.33%	0	2009
	10.000000	9.057536	-9.42%	0	2008*

NVIT NVIT Cardinal (SM) Moderate Fund: Class II - Q/NQ	9.062813	9.941983	9.70%	0	2010
	7.544912	9.062813	20.12%	0	2009
	10.000000	7.544912	-24.55%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
NVIT NVIT Cardinal (SM) Moderately Aggressive Fund: Class II - Q/NQ	8.509389	9.497527	11.61%	0	2010
	6.824993	8.509389	24.68%	0	2009
	10.000000	6.824993	-31.75%	0	2008*

NVIT NVIT Cardinal (SM) Moderately Conservative Fund: Class II - Q/NQ	9.607347	10.318164	7.40%	0	2010
	8.288260	9.607347	15.92%	0	2009
	10.000000	8.288260	-17.12%	0	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	10.549709	11.124752	5.45%	0	2010
	9.845494	10.549709	7.15%	905	2009
	10.000000	9.845494	-1.55%	905	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	11.273445	12.005371	6.49%	0	2010
	9.829489	11.273445	14.69%	0	2009
	10.000000	9.829489	-1.71%	0	2008*

NVIT NVIT Emerging Markets Fund: Class I - Q/NQ	22.127024	25.320932	14.43%	0	2010
	13.755036	22.127024	60.86%	0	2009
	33.063004	13.755036	-58.40%	0	2008
	23.058810	33.063004	43.39%	0	2007
	17.121952	23.058810	34.67%	0	2006
	13.104750	17.121952	30.65%	0	2005
	11.018589	13.104750	18.93%	0	2004
	6.768606	11.018589	62.79%	0	2003
	8.106355	6.768606	-16.50%	0	2002
	8.680573	8.106355	-6.61%	0	2001

NVIT NVIT Emerging Markets Fund: Class III - Q/NQ	24.471320	28.013014	14.47%	0	2010
	15.196467	24.471320	61.03%	0	2009
	36.586463	15.196467	-58.46%	46	2008
	25.521530	36.586463	43.36%	92	2007
	18.960812	25.521530	34.60%	128	2006
	14.510224	18.960812	30.67%	170	2005
	12.198995	14.510224	18.95%	649	2004
	7.495729	12.198995	62.75%	649	2003
	10.000000	7.495729	-25.04%	1,288	2002*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	14.527898	14.994272	3.21%	1,717	2010
	14.362980	14.527898	1.15%	1,126	2009
	13.536704	14.362980	6.10%	2,774	2008
	12.825824	13.536704	5.54%	4,023	2007
	12.599616	12.825824	1.80%	1,927	2006
	12.386709	12.599616	1.72%	3,344	2005
	12.178075	12.386709	1.71%	3,108	2004
	12.121079	12.178075	0.47%	3,210	2003
	11.087778	12.121079	9.32%	7,241	2002
	10.496056	11.087778	5.64%	1,039	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
NVIT NVIT International Equity Fund: Class I - Q/NQ	10.390629	11.595202	11.59%	0	2010
	8.131881	10.390629	27.78%	0	2009

NVIT NVIT International Equity Fund: Class III - Q/NQ	16.627569	18.551749	11.57%	3,988	2010
	13.018102	16.627569	27.73%	4,025	2009
	24.493336	13.018102	-46.85%	2,638	2008
	19.558384	24.493336	25.23%	0	2007
	14.934305	19.558384	30.96%	0	2006
	11.646653	14.934305	28.23%	0	2005
	10.339912	11.646653	12.64%	1,594	2004
	7.756602	10.339912	33.30%	1,282	2003
	10.000000	7.756602	-22.43%	1,282	2002*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	8.303543	8.784189	5.79%	0	2010
	6.554722	8.303543	26.68%	0	2009
	11.693487	6.554722	-43.95%	0	2008
	10.853520	11.693487	7.74%	0	2007
	10.000000	10.853520	8.54%	0	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	11.931917	13.472382	12.91%	2,288	2010
	9.522873	11.931917	25.30%	2,288	2009
	15.308184	9.522873	-37.79%	2,288	2008
	14.668581	15.308184	4.36%	2,288	2007
	12.741978	14.668581	15.12%	0	2006
	11.984875	12.741978	6.32%	0	2005
	10.670649	11.984875	12.32%	0	2004
	8.215054	10.670649	29.89%	0	2003
	10.000000	8.215054	-17.85%	0	2002*

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	11.523426	12.464635	8.17%	0	2010
	10.000000	11.523426	15.23%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	12.082047	13.332645	10.35%	0	2010
	10.000000	12.082047	20.82%	0	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.928224	12.441672	4.30%	3,391	2010
	11.101361	11.928224	7.45%	3,485	2009
	11.992742	11.101361	-7.43%	0	2008
	11.554601	11.992742	3.79%	0	2007
	11.049006	11.554601	4.58%	1,967	2006
	10.857746	11.049006	1.76%	1,967	2005
	10.533052	10.857746	3.08%	1,967	2004
	9.909889	10.533052	6.29%	10,633	2003
	10.000000	9.909899	-0.90%	2,015	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	12.091079	13.209596	9.25%	0	2010
	10.303566	12.091079	17.35%	10,950	2009
	13.619819	10.303566	-24.35%	27,122	2008
	13.087664	13.619819	4.07%	22,231	2007
	11.931793	13.087664	9.69%	18,587	2006
	11.498473	11.931793	3.77%	11,568	2005
	10.657265	11.498473	7.89%	6,521	2004
	9.012363	10.657265	18.25%	6,843	2003
	10.000000	9.012363	-9.88%	0	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	12.154289	13.508611	11.14%	11,003	2010
	9.919721	12.154289	22.53%	11,003	2009
	14.678830	9.919721	-32.42%	11,150	2008
	14.040065	14.678830	4.55%	11,525	2007
	12.443859	14.040065	12.83%	11,641	2006
	11.798411	12.443859	5.47%	11,547	2005
	10.685816	11.798411	10.41%	0	2004
	8.566085	10.685816	24.75%	2,299	2003
	10.000000	8.566085	-14.34%	2,216	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.163228	13.001188	6.89%	0	2010
	10.778891	12.163228	12.84%	0	2009
	12.880912	10.778891	-16.32%	1,190	2008
	12.354247	12.880912	4.26%	1,190	2007
	11.567555	12.354247	6.80%	3,250	2006
	11.239043	11.567555	2.92%	3,250	2005
	10.647898	11.239043	5.55%	3,250	2004
	9.507569	10.647898	11.99%	2,440	2003
	10.000000	9.507569	-4.92%	2,010	2002*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	21.657282	26.922228	24.31%	1,134	2010
	16.077655	21.657282	34.70%	2,324	2009
	25.690552	16.077655	-37.42%	4,974	2008
	24.250660	25.690552	5.94%	6,176	2007
	22.403405	24.250660	8.25%	6,318	2006
	20.288824	22.403405	10.42%	5,889	2005
	17.797782	20.288824	14.00%	11,776	2004
	13.418734	17.797782	32.63%	10,415	2003
	16.084876	13.418734	-16.58%	8,840	2002
	16.547367	16.084876	-2.79%	626	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
NVIT NVIT Money Market Fund: Class I - Q/NQ	11.596067	11.422145	-1.50%	269	2010
	11.767718	11.596067	-1.46%	276	2009
	11.706507	11.767718	0.52%	24,409	2008
	11.342165	11.706507	3.21%	25,015	2007
	11.015384	11.342165	2.97%	25,799	2006
	10.892063	11.015384	1.13%	26,830	2005
	10.968931	10.892063	-0.70%	21,596	2004
	11.066732	10.968931	-0.88%	5,812	2003
	11.100780	11.066732	-0.31%	9,770	2002
	10.878760	11.100780	2.04%	11,219	2001

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	14.306279	15.583700	8.93%	2,560	2010
	11.677180	14.306279	22.51%	1,847	2009
	14.333485	11.677180	-18.53%	878	2008
	13.909639	14.333485	3.05%	1,852	2007
	13.469205	13.909639	3.27%	1,868	2006
	13.382009	13.469205	0.65%	3,006	2005
	12.752538	13.382009	4.94%	3,297	2004
	11.547565	12.752538	10.43%	2,394	2003
	10.935239	11.547565	5.60%	4,223	2002
	10.656316	10.935239	2.62%	554	2001

NVIT NVIT Multi-Manager International Growth Fund: Class III - Q/NQ	8.170431	9.177625	12.33%	2,445	2010
	6.078619	8.170431	34.41%	2,442	2009
	10.000000	6.078619	-39.21%	0	2008*

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	14.921868	15.596616	4.52%	0	2010
	11.667697	14.921868	27.89%	0	2009
	22.072817	11.667697	-47.14%	41	2008
	21.772574	22.072817	1.38%	765	2007
	18.007172	21.772574	20.91%	798	2006
	16.314137	18.007172	10.38%	398	2005
	13.772107	16.314137	18.46%	0	2004
	10.000000	13.772107	37.72%	0	2003*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	8.054001	9.163741	13.78%	4,794	2010
	6.300524	8.054001	27.83%	0	2009
	10.000000	6.300524	-36.99%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ	10.000000	10.409772	4.10%	0	2010

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	7.887411	8.759418	11.06%	0	2010
	6.284757	7.887411	25.50%	0	2009
	10.000000	6.284757	-37.15%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ	7.783988	9.723625	24.92%	0	2010
	6.216511	7.783988	25.21%	0	2009

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	7.746878	9.650508	24.57%	6,135	2010
	6.207089	7.746878	24.81%	6,135	2009
	10.000000	6.207089	-37.93%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	8.597378	10.131081	17.84%	2,746	2010
	6.689909	8.597378	28.51%	2,746	2009
	10.000000	6.689909	-33.10%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	11.078364	13.689306	23.57%	3,581	2010
	8.823919	11.078364	25.55%	3,581	2009
	16.719936	8.823919	-47.23%	3,581	2008
	15.467798	16.719936	8.10%	3,684	2007
	15.214808	15.467798	1.66%	3,684	2006
	14.289660	15.214808	6.47%	3,678	2005
	12.791193	14.289660	11.71%	3,822	2004
	9.671672	12.791193	32.25%	236	2003
	14.718863	9.671672	-34.29%	733	2002
	16.761357	14.718863	-12.19%	0	2001

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	25.834325	32.217265	24.71%	3,779	2010
	20.780205	25.834325	24.32%	4,712	2009
	31.094922	20.780205	-33.17%	4,505	2008
	33.908952	31.094922	-8.30%	4,783	2007
	29.348465	33.908952	15.54%	4,862	2006
	28.905822	29.348465	1.53%	4,857	2005
	25.018122	28.905822	15.54%	7,523	2004
	16.192394	25.018122	54.51%	7,817	2003
	22.570133	16.192394	-28.26%	7,700	2002
	17.864340	22.570133	26.34%	391	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	22.280410	27.503258	23.44%	977	2010
	16.792408	22.280410	32.68%	977	2009
	27.581842	16.792408	-39.12%	2,857	2008
	27.419590	27.581842	0.59%	3,195	2007
	24.845062	27.419590	10.36%	3,191	2006
	22.456273	24.845062	10.64%	3,035	2005
	19.154484	22.456273	17.24%	3,758	2004
	13.790055	19.154484	38.90%	3,962	2003
	16.934952	13.790055	-18.57%	3,901	2002
	18.430186	16.934952	-8.11%	814	2001

NVIT NVIT Nationwide Fund: Class I - Q/NQ	10.542591	11.781243	11.75%	9,210	2010
	8.488044	10.542591	24.21%	9,293	2009
	14.744782	8.488044	-42.43%	9,116	2008
	13.838380	14.744782	6.55%	9,710	2007
	12.363615	13.838380	11.93%	9,669	2006
	11.682001	12.363615	5.83%	10,025	2005
	10.806133	11.682001	8.11%	10,256	2004
	8.603482	10.806133	25.60%	10,171	2003
	10.568710	8.603482	-18.59%	10,190	2002
	12.169023	10.568710	-13.15%	10,668	2001

NVIT NVIT Real Estate Fund: Class I - Q/NQ	7.203521	9.237175	28.23%	1,114	2010
	5.589702	7.203521	28.87%	1,116	2009
	10.000000	5.589702	-44.10%	0	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.385334	10.477107	0.88%	3,374	2010
	9.843634	10.385334	5.50%	16,872	2009
	10.000000	9.843634	-1.56%	0	2008*

NVIT NVIT Worldwide Leaders Fund: Class I - Q/NQ	13.302032	14.604136	9.79%	0	2010
	10.803329	13.302032	23.13%	0	2009
	19.706262	10.803329	-45.18%	0	2008
	16.687268	19.706262	18.09%	0	2007
	13.457619	16.687268	24.00%	0	2006
	11.448092	13.457619	17.55%	0	2005
	10.048253	11.448092	13.93%	0	2004
	7.497562	10.048253	34.02%	0	2003
	10.202185	7.497562	-26.51%	0	2002
	12.758477	10.202185	-20.04%	0	2001

NVIT NVIT Worldwide Leaders Fund: Class III - Q/NQ	17.936037	19.674581	9.69%	0	2010
	14.567530	17.936037	23.12%	0	2009
	26.565458	14.567530	-45.16%	0	2008
	22.487719	26.565458	18.13%	0	2007
	18.145506	22.487719	23.93%	0	2006
	15.435931	18.145506	17.55%	0	2005
	13.548477	15.435931	13.93%	0	2004
	10.000000	13.548477	35.48%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
NVIT Oppenheimer NVIT Large Cap Growth Fund: Class I - Q/NQ	12.928952	13.855790	7.17%	17,389	2010
	10.000000	12.928952	29.29%	0	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	12.903630	13.516785	4.75%	0	2010
	10.000000	12.903630	29.04%	0	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	10.314299	11.762107	14.04%	0	2010
	8.145827	10.314299	26.62%	0	2009
	13.125312	8.145827	-37.94%	0	2008
	13.628411	13.125312	-3.69%	1,209	2007
	11.936752	13.628411	14.17%	1,209	2006
	11.624315	11.936752	2.69%	498	2005
	10.043723	11.624315	15.74%	498	2004
	7.757941	10.043723	29.46%	0	2003
	10.521790	7.757941	-26.27%	0	2002
	12.160926	10.521790	-13.48%	0	2001

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	18.492103	21.124693	14.24%	0	2010
	13.438879	18.492103	37.60%	0	2009
	22.813666	13.438879	-41.09%	0	2008
	21.782493	22.813666	4.73%	987	2007
	18.789648	21.782493	15.93%	1,021	2006
	16.682960	18.789648	12.63%	1,054	2005
	14.209351	16.682960	17.41%	2,076	2004
	10.000000	14.209351	42.09%	4,630	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	11.575585	13.222428	14.23%	0	2010
	8.407890	11.575585	37.68%	2,352	2009
	14.271766	8.407890	-41.09%	3,906	2008
	13.629059	14.271766	4.72%	3,906	2007
	11.756121	13.629059	15.93%	3,906	2006
	10.440758	11.756121	12.60%	3,906	2005
	8.895100	10.440758	17.38%	7,568	2004
	6.314040	8.895100	40.88%	8,605	2003
	8.232600	6.314040	-23.30%	19,656	2002
	9.502715	8.232600	-13.37%	1,966	2001

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ	2.482612	2.804484	12.97%	0	2010
	1.988444	2.482612	24.85%	0	2009
	9.563886	1.988444	-79.21%	0	2008
	10.000000	9.563886	-4.36%	0	2007*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	2.679489	3.030282	13.09%	0	2010
	2.170717	2.679489	23.44%	0	2009
	10.333299	2.170717	-78.99%	0	2008
	10.502191	10.333299	-1.61%	0	2007
	10.000000	10.502191	5.02%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	11.784682	13.477836	14.37%	1,147	2010
	9.326193	11.784682	26.36%	1,138	2009
	15.388393	9.326193	-39.39%	1,122	2008
	14.962113	15.388393	2.85%	1,441	2007
	13.205210	14.962113	13.30%	2,202	2006
	12.649738	13.205210	4.39%	3,819	2005
	11.732516	12.649738	7.82%	4,562	2004
	9.399555	11.732516	24.82%	5,361	2003
	11.751920	9.399555	-20.02%	6,348	2002
	13.281403	11.751920	-11.52%	2,359	2001

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares - Q/NQ	8.047221	9.781928	21.56%	7,127	2010
	5.954845	8.047221	35.14%	7,127	2009
	9.724370	5.954845	-38.76%	0	2008
	9.994196	9.724370	-2.70%	0	2007
	10.000000	9.994196	-0.06%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares - Q/NQ	11.277175	14.159062	25.56%	5,941	2010
	8.633683	11.277175	30.62%	5,941	2009
	17.209838	8.633683	-49.83%	5,941	2008
	16.432771	17.209838	4.73%	9,835	2007
	16.203447	16.432771	1.42%	9,835	2006
	14.644219	16.203447	10.65%	9,965	2005
	12.412379	14.644219	17.98%	9,965	2004
	10.033548	12.412379	23.71%	4,024	2003
	14.107081	10.033548	-28.88%	4,024	2002
	20.839650	14.107081	-32.31%	0	2001

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (unhedged): Advisor Class - Q/NQ	10.856139	11.695500	7.73%	0	2010
	10.000000	10.856139	8.56%	0	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.935503	11.330057	3.61%	1,989	2010
	10.000000	10.935503	9.36%	2,044	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ	10.000000	10.530386	5.30%	0	2010

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	10.314278	10.885477	5.54%	0	2010
	9.550224	10.314278	8.00%	0	2009
	10.797546	9.550224	-11.55%	0	2008
	10.395936	10.797546	3.86%	0	2007
	10.000000	10.395936	3.96%	0	2006*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	34.490539	37.284043	8.10%	0	2010
	26.891737	34.490539	28.26%	0	2009
	32.110447	26.891737	-16.25%	0	2008
	30.603032	32.110447	4.93%	0	2007
	28.037652	30.603032	9.15%	0	2006
	25.356933	28.037652	10.57%	0	2005
	23.389566	25.356933	8.41%	274	2004
	18.570832	23.389566	25.95%	384	2003
	17.261739	18.570832	7.58%	435	2002
	15.918288	17.261739	8.44%	0	2001

Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Class R1 - Q/NQ	22.246184	27.799572	24.96%	0	2010
	10.583445	22.246184	110.20%	0	2009
	30.483292	10.583445	-65.28%	0	2008
	22.498101	30.483292	35.49%	0	2007
	16.368454	22.498101	37.45%	0	2006
	12.601515	16.368454	29.89%	0	2005
	10.000000	12.601515	26.02%	0	2004*

Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ	43.813936	54.740934	24.94%	753	2010
	20.865450	43.813936	109.98%	753	2009
	60.148122	20.865450	-65.31%	753	2008
	44.376351	60.148122	35.54%	753	2007
	32.295777	44.376351	37.41%	753	2006
	24.838435	32.295777	30.02%	753	2005
	20.030473	24.838435	24.00%	753	2004
	13.188423	20.030473	51.88%	753	2003
	13.789595	13.188423	-4.36%	753	2002
	14.259243	13.789595	-3.29%	753	2001

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Class R1 - Q/NQ	26.932078	34.289540	27.32%	0	2010
	17.346970	26.932078	55.26%	0	2009
	32.673221	17.346970	-46.91%	0	2008
	22.826527	32.673221	43.14%	0	2007
	18.607412	22.826527	22.67%	0	2006
	12.458870	18.607412	49.35%	0	2005
	10.000000	12.458870	24.59%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ	41.237130	52.494310	27.30%	0	2010
	26.575168	41.237130	55.17%	0	2009
	50.080524	26.575168	-46.94%	0	2008
	34.980940	50.080524	43.17%	0	2007
	28.525563	34.980940	22.63%	0	2006
	19.092790	28.525563	49.40%	0	2005
	15.602972	19.092790	22.37%	0	2004
	10.940542	15.602972	42.62%	0	2003
	11.431171	10.940542	-4.29%	0	2002
	12.959993	11.431171	-11.80%	0	2001

Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	13.069260	16.319922	24.87%	0	2010
	10.000000	13.069260	30.69%	0	2009*

Optional Benefits Elected (Total 1.55%)
(Variable account charges of 1.55% of the daily net assets of the variable account)
Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	14.069675	17.534886	24.63%	0	2010
	10.017824	14.069675	40.45%	0	2009
	15.837244	10.017824	-36.75%	0	2008*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	12.060795	12.481724	3.49%	0	2010
	11.115274	12.060795	8.51%	0	2009
	11.472534	11.115274	-3.11%	0	2008
	10.643627	11.472534	7.79%	0	2007
	10.641817	10.643627	0.02%	0	2006
	10.642589	10.641817	-0.01%	0	2005
	10.216492	10.642589	4.17%	0	2004
	10.000000	10.216492	2.16%	0	2003

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	11.343661	12.747859	12.38%	0	2010
	9.756634	11.343661	16.27%	0	2009
	15.150584	9.756634	-35.60%	0	2008
	15.400828	15.150584	-1.62%	0	2007
	13.359736	15.400828	15.28%	0	2006
	12.968874	13.359736	3.01%	0	2005
	11.658279	12.968874	11.24%	0	2004
	9.154526	11.658279	27.35%	0	2003

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	10.114983	11.875646	17.41%	0	2010
	7.906617	10.114983	27.93%	0	2009
	10.616031	7.906617	-25.52%	0	2008
	11.038582	10.616031	-3.83%	0	2007
	10.000000	11.038582	10.39%	0	2006*

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	12.051594	13.023023	8.06%	0	2010
	10.000000	12.051594	20.52%	0	2009*

Credit Suisse Trust - International Equity Flex III Portfolio - Q/NQ	10.100225	11.160069	10.49%	0	2010
	10.000000	10.100225	1.00%	0	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	12.037287	14.911599	23.88%	0	2010
	9.779387	12.037287	23.09%	0	2009
	14.378592	9.779387	-31.99%	0	2008
	14.702514	14.378592	-2.20%	0	2007
	13.052374	14.702514	12.64%	0	2006
	12.363005	13.052374	5.58%	0	2005
	10.302820	12.363005	20.00%	0	2004
	7.595316	10.302820	35.65%	0	2003

Dreyfus Socially Responsible Growth Fund Inc.: Initial Shares - Q/NQ	9.801238	11.079069	13.04%	0	2010
	7.443071	9.801238	31.68%	0	2009
	11.529422	7.443071	-35.44%	0	2008
	10.865963	11.529422	6.11%	0	2007
	10.106683	10.865963	7.51%	0	2006
	9.907140	10.106683	2.01%	0	2005
	9.474668	9.907140	4.56%	0	2004
	7.637651	9.474668	24.05%	0	2003

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	11.225947	12.692005	13.06%	0	2010
	9.025801	11.225947	24.38%	0	2009
	14.585446	9.025801	-38.12%	112	2008
	14.076570	14.585446	3.62%	503	2007
	12.379057	14.076570	13.71%	526	2006
	12.009933	12.379057	3.07%	613	2005
	11.025774	12.009933	8.93%	703	2004
	8.724586	11.025774	26.38%	799	2003

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	12.476865	14.165149	13.53%	0	2010
	10.340571	12.476865	20.66%	0	2009
	14.909523	10.340571	-30.64%	0	2008
	14.137200	14.909523	5.46%	0	2007
	12.327848	14.137200	14.68%	0	2006
	11.996198	12.327848	2.76%	0	2005
	11.599710	11.996198	3.42%	0	2004
	9.723715	11.599710	19.29%	0	2003

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	14.666819	15.667536	6.82%	0	2010
	12.369872	14.666819	18.57%	0	2009
	13.552311	12.369872	-8.72%	0	2008
	13.063536	13.552311	3.74%	0	2007
	12.739427	13.063536	2.54%	0	2006
	12.773711	12.739427	-0.27%	0	2005
	12.521545	12.773711	2.01%	0	2004
	12.154048	12.521545	3.02%	0	2003

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom 2010 Portfolio: Service Class - Q/NQ	10.119745	11.231942	10.99%	0	2010
	8.279353	10.119745	22.23%	0	2009
	11.224535	8.279353	-26.24%	0	2008
	10.494851	11.224535	6.95%	0	2007
	10.000000	10.494851	4.95%	0	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom 2020 Portfolio: Service Class - Q/NQ	9.577005	10.797738	12.75%	0	2010
	7.554008	9.577005	26.78%	0	2009
	11.403328	7.554008	-33.76%	0	2008
	10.514805	11.403328	8.45%	0	2007
	10.000000	10.514805	5.15%	0	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom 2030 Portfolio: Service Class - Q/NQ	9.095709	10.387560	14.20%	0	2010
	7.030879	9.095709	29.37%	0	2009
	11.533156	7.030879	-39.04%	0	2008
	10.534920	11.533156	9.48%	0	2007
	10.000000	10.534920	5.35%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	8.752400	10.267563	17.31%	0	2010
	6.024270	8.752400	45.29%	0	2009
	13.421070	6.024270	-55.11%	0	2008
	9.360928	13.421070	43.37%	0	2007
	10.000000	9.360928	-6.39%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	12.533482	14.201119	13.31%	0	2010
	9.790590	12.533482	28.02%	0	2009
	17.357577	9.790590	-43.59%	101	2008
	17.385893	17.357577	-0.16%	449	2007
	14.705887	17.385893	18.22%	470	2006
	14.123525	14.705887	4.12%	541	2005
	12.879796	14.123525	9.66%	619	2004
	10.046372	12.879796	28.20%	701	2003

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	7.652780	9.316445	21.74%	0	2010
	5.334388	7.652780	43.46%	0	2009
	12.057582	5.334388	-55.76%	0	2008
	9.954596	12.057582	21.13%	0	2007
	9.601897	9.954596	3.67%	0	2006
	8.958732	9.601897	7.18%	0	2005
	8.499719	8.958732	5.40%	0	2004
	6.658420	8.499719	27.65%	0	2003

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	10.104505	12.341186	22.14%	0	2010
	8.009173	10.104505	26.16%	0	2009
	15.418206	8.009173	-48.05%	109	2008
	12.345038	15.418206	24.89%	485	2007
	11.748014	12.345038	5.08%	507	2006
	11.291830	11.748014	4.04%	602	2005
	11.107117	11.291830	1.66%	699	2004
	8.496503	11.107117	30.73%	797	2003

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	11.850852	13.275911	12.02%	0	2010
	8.372353	11.850852	41.55%	0	2009
	11.348609	8.372353	-26.23%	0	2008
	11.229923	11.348609	1.06%	0	2007
	10.259436	11.229923	9.46%	0	2006
	10.164065	10.259436	0.94%	0	2005
	9.431127	10.164065	7.77%	0	2004
	7.544684	9.431127	25.00%	0	2003

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ	10.238503	11.457005	11.90%	0	2010
	7.225384	10.238503	41.70%	0	2009
	9.782807	7.225384	-26.14%	0	2008
	10.000000	9.782807	-2.17%	0	2007*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	11.914564	12.630703	6.01%	0	2010
	10.462273	11.914564	13.88%	0	2009
	10.994792	10.462273	-4.84%	0	2008
	10.717458	10.994792	2.59%	0	2007
	10.436937	10.717458	2.69%	0	2006
	10.384779	10.436937	0.50%	0	2005
	10.111553	10.384779	2.70%	0	2004
	10.000000	10.111553	1.12%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	9.183259	11.636116	26.71%	0	2010
	6.662004	9.183259	37.85%	0	2009
	11.186819	6.662004	-40.45%	0	2008
	9.839985	11.186819	13.69%	0	2007
	10.000000	9.839985	-1.60%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	14.047583	15.626882	11.24%	0	2010
	11.285190	14.047583	24.48%	0	2009
	20.420848	11.285190	-44.74%	0	2008
	17.698704	20.420848	15.38%	0	2007
	15.241215	17.698704	16.12%	0	2006
	13.011854	15.241215	17.13%	0	2005
	11.645888	13.011854	11.73%	0	2004
	8.260228	11.645888	40.99%	0	2003

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	13.127680	14.605820	11.26%	0	2010
	10.541812	13.127680	24.53%	0	2009
	19.080088	10.541812	-44.75%	0	2008
	16.534063	19.080088	15.40%	0	2007
	14.237947	16.534063	16.13%	0	2006
	12.160149	14.237947	17.09%	0	2005
	10.882746	12.160149	11.74%	0	2004
	7.716368	10.882746	41.03%	0	2003

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	11.586518	14.424782	24.50%	0	2010
	7.477240	11.586518	54.96%	0	2009
	15.556357	7.477240	-51.93%	0	2008
	14.964645	15.556357	3.95%	0	2007
	13.080838	14.964645	14.40%	0	2006
	12.955237	13.080838	0.97%	0	2005
	11.544394	12.955237	12.22%	0	2004
	7.431305	11.544394	55.35%	0	2003

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.482089	11.627489	10.93%	0	2010
	7.852078	10.482089	33.49%	0	2009
	11.338348	7.852078	-30.75%	0	2008
	11.100789	11.338348	2.14%	0	2007
	10.000000	11.100789	11.01%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	8.170719	10.314430	26.24%	0	2010
	6.425835	8.170719	27.15%	0	2009
	9.744526	6.425835	-34.06%	0	2008
	10.140131	9.744526	-3.90%	0	2007
	10.000000	10.140131	1.40%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	8.446738	9.168592	8.55%	0	2010
	6.587021	8.446738	28.23%	0	2009
	10.000000	6.587021	-34.13%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	10.686648	12.363780	15.69%	0	2010
	6.287761	10.686648	69.96%	0	2009
	13.495083	6.287761	-53.41%	0	2008
	10.651851	13.495083	26.69%	0	2007
	10.000000	10.651851	6.52%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	9.764383	10.421304	6.73%	0	2010
	7.229077	9.764383	35.07%	0	2009
	12.319021	7.229077	-41.32%	0	2008
	10.839679	12.319021	13.65%	0	2007
	10.000000	10.839679	8.40%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	13.931412	15.687782	12.61%	0	2010
	11.922782	13.931412	16.85%	0	2009
	11.402754	11.922782	4.56%	0	2008
	10.432283	11.402754	9.30%	0	2007
	10.000000	10.432283	4.32%	0	2006*

Invesco Funds - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	8.697747	9.865082	13.42%	0	2010
	7.318439	8.697747	18.85%	0	2009
	12.956910	7.318439	-43.52%	0	2008
	11.779890	12.956910	9.99%	0	2007
	11.281422	11.779890	4.42%	0	2006*

Invesco Funds - Invesco V.I. Capital Development Fund: Series II - Q/NQ	10.757175	12.546867	16.64%	0	2010
	7.695275	10.757175	39.79%	0	2009
	14.784302	7.695275	-47.95%	0	2008
	13.585319	14.784302	8.83%	0	2007
	11.869134	13.585319	14.46%	0	2006*

Ivy Funds Variable Asset Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	21.143472	22.621790	6.99%	0	2010
	17.174627	21.143472	23.11%	0	2009*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	8.971001	9.404273	4.83%	0	2010
	6.240588	8.971001	43.75%	0	2009
	11.382719	6.240588	-45.17%	0	2008
	8.462578	11.382719	34.51%	0	2007
	7.877344	8.462578	7.43%	0	2006
	7.108411	7.877344	10.82%	0	2005
	6.120554	7.108411	16.14%	0	2004
	5.170642	6.120554	18.37%	0	2003

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	12.143365	14.886414	22.59%	0	2010
	7.851660	12.143365	54.66%	0	2009
	14.215620	7.851660	-44.77%	0	2008
	11.860451	14.215620	19.86%	0	2007
	11.160543	11.860451	6.27%	0	2006
	10.182376	11.160543	9.61%	0	2005
	10.257004	10.182376	-0.73%	0	2004
	7.080856	10.257004	44.86%	0	2003

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	3.955620	4.844460	22.47%	0	2010
	2.560843	3.955620	54.47%	0	2009
	4.642758	2.560843	-44.84%	0	2008
	3.875357	4.642758	19.80%	0	2007
	3.650452	3.875357	6.16%	0	2006
	3.323846	3.650452	9.83%	0	2005
	3.357170	3.323846	-0.99%	0	2004
	2.328014	3.357170	44.21%	0	2003

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	23.483877	28.907294	23.09%	0	2010
	13.320575	23.483877	76.30%	0	2009
	28.313138	13.320575	-52.95%	0	2008
	22.456808	28.313138	26.08%	0	2007
	15.548617	22.456808	44.43%	0	2006
	11.962481	15.548617	29.98%	0	2005
	10.235608	11.962481	16.87%	0	2004
	7.727134	10.235608	32.46%	0	2003

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	13.624574	16.769353	23.08%	0	2010
	7.728195	13.624574	76.30%	0	2009
	16.432956	7.728195	-52.97%	0	2008
	13.039486	16.432956	26.02%	0	2007
	9.032380	13.039486	44.36%	0	2006
	6.953235	9.032380	29.90%	0	2005
	5.950696	6.953235	16.85%	0	2004
	4.492787	5.950696	32.45%	0	2003

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ	11.629845	14.135167	21.54%	0	2010
	9.323754	11.629845	24.73%	0	2009

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	12.132886	13.284731	9.49%	0	2010
	10.064340	12.132886	20.55%	0	2009
	15.199863	10.064340	-33.79%	0	2008
	14.350718	15.199863	5.92%	0	2007
	12.095679	14.350718	18.64%	0	2006*

MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class - Q/NQ	10.000000	10.731658	7.32%	0	2010

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.965779	10.329855	3.65%	0	2010
	8.932255	9.965779	11.57%	0	2009
	10.480296	8.932255	-14.77%	0	2008
	10.161335	10.480296	3.14%	0	2007
	9.904696	10.161335	2.59%	0	2006
	9.917071	9.904696	-0.12%	0	2005
	9.995324	9.917071	-0.78%	0	2004
	10.000000	9.995324	-0.05%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	9.958495	11.726980	17.76%	0	2010
	8.240292	9.958495	20.85%	0	2009
	13.829095	8.240292	-40.41%	0	2008
	13.976079	13.829095	-1.05%	0	2007
	13.487189	13.976079	3.62%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	10.842704	13.114504	20.95%	0	2010
	8.379915	10.842704	29.39%	0	2009
	14.056308	8.379915	-40.38%	0	2008
	13.268612	14.056308	5.94%	0	2007
	11.852772	13.268612	11.95%	0	2006
	11.266289	11.852772	5.21%	0	2005
	10.000000	11.266289	12.66%	0	2004*

NVIT American Century NVIT Growth Fund: Class I - Q/NQ	6.518468	7.652723	17.40%	0	2010
	4.960659	6.518468	31.40%	0	2009
	8.220945	4.960659	-39.66%	0	2008
	6.985741	8.220945	17.68%	0	2007
	6.683217	6.985741	4.53%	0	2006
	6.373790	6.683217	4.85%	0	2005
	5.985870	6.373790	6.48%	0	2004
	4.580410	5.985870	30.68%	0	2003

NVIT American Century NVIT Multi Cap Value Fund: Class I - Q/NQ	12.434223	13.889833	11.71%	0	2010
	10.000000	12.434223	24.34%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	9.170310	10.113208	10.28%	0	2010
	7.547477	9.170310	21.50%	0	2009
	10.917058	7.547477	-30.87%	0	2008
	10.448212	10.917058	4.49%	0	2007
	10.000000	10.448212	4.48%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.359202	10.809588	4.35%	0	2010
	9.382348	10.359202	10.41%	0	2009
	10.573953	9.382348	-11.27%	0	2008
	10.430304	10.573953	1.38%	0	2007
	10.000000	10.430304	4.30%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.173918	11.148227	9.58%	0	2010
	7.297903	10.173918	39.41%	0	2009
	12.080556	7.297903	-39.59%	0	2008
	10.730389	12.080556	12.58%	0	2007
	10.000000	10.730389	7.30%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	8.478706	9.866054	16.36%	0	2010
	6.205551	8.478706	36.63%	0	2009
	11.299224	6.205551	-45.08%	0	2008
	10.257600	11.299224	10.15%	0	2007
	10.000000	10.257600	2.58%	0	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	7.680104	8.390989	9.26%	0	2010
	5.969082	7.680104	28.66%	0	2009
	9.789543	5.969082	-39.03%	0	2008
	10.000000	9.789543	-2.10%	0	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	14.637649	16.306504	11.40%	0	2010
	10.183633	14.637649	43.74%	0	2009
	14.364668	10.183633	-29.11%	0	2008
	14.148553	14.364668	1.53%	0	2007
	12.992981	14.148553	8.89%	0	2006
	12.890147	12.992981	0.80%	0	2005
	11.892325	12.890147	8.39%	0	2004
	9.879176	11.892325	20.38%	0	2003

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.744906	13.084641	11.41%	0	2010
	8.166545	11.744906	43.82%	0	2009
	11.536825	8.166545	-29.21%	0	2008
	11.359568	11.536825	1.56%	0	2007
	10.432214	11.359568	8.89%	0	2006
	10.000000	10.432214	4.32%	0	2005*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ	7.722891	8.789917	13.82%	0	2010
	5.128430	7.722891	50.59%	0	2009
	10.000000	5.128430	-48.72%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	7.917563	9.633034	21.67%	0	2010
	6.114157	7.917563	29.50%	0	2009
	10.000000	6.114157	-38.86%	0	2008*

NVIT NVIT Cardinal (SM) Aggressive Fund: Class II - Q/NQ	8.072182	9.135711	13.18%	0	2010
	6.346384	8.072182	27.19%	0	2009
	10.000000	6.346384	-36.54%	0	2008*

NVIT NVIT Cardinal (SM) Balanced Fund: Class II - Q/NQ	9.326349	10.137305	8.70%	0	2010
	7.906100	9.326349	17.96%	0	2009
	10.000000	7.906100	-20.94%	0	2008*

NVIT NVIT Cardinal (SM) Capital Appreciation Fund: Class II - Q/NQ	8.783074	9.718279	10.65%	0	2010
	7.185138	8.783074	22.24%	0	2009
	10.000000	7.185138	-28.15%	0	2008*

NVIT NVIT Cardinal (SM) Conservative Fund: Class II - Q/NQ	10.074792	10.593192	5.15%	0	2010
	9.054467	10.074792	11.27%	0	2009
	10.000000	9.054467	-9.46%	0	2008*

NVIT NVIT Cardinal (SM) Moderate Fund: Class II - Q/NQ	9.055130	9.928511	9.65%	0	2010
	7.542347	9.055130	20.06%	0	2009
	10.000000	7.542347	-24.58%	0	2008*

NVIT NVIT Cardinal (SM) Moderately Aggressive Fund: Class II - Q/NQ	8.502192	9.484680	11.56%	0	2010
	6.822678	8.502192	24.62%	0	2009
	10.000000	6.822678	-31.77%	0	2008*

NVIT NVIT Cardinal (SM) Moderately Conservative Fund: Class II - Q/NQ	9.599226	10.304217	7.34%	0	2010
	8.285451	9.599226	15.86%	0	2009
	10.000000	8.285451	-17.15%	0	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	10.540779	11.109700	5.40%	0	2010
	9.842156	10.540779	7.10%	0	2009
	10.000000	9.842156	-1.58%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	11.263937	11.989176	6.44%	0	2010
	9.826168	11.263937	14.63%	0	2009
	10.000000	9.826168	-1.74%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
NVIT NVIT Emerging Markets Fund: Class I - Q/NQ	22.023367	25.189561	14.38%	0	2010
	13.697545	22.023367	60.78%	0	2009
	32.941605	13.697545	-58.42%	0	2008
	22.985864	32.941605	43.31%	0	2007
	17.076429	22.985864	34.61%	0	2006
	13.076523	17.076429	30.59%	0	2005
	11.000440	13.076523	18.87%	0	2004
	6.760886	11.000440	62.71%	0	2003

NVIT NVIT Emerging Markets Fund: Class III - Q/NQ	24.376212	27.890003	14.41%	0	2010
	15.145084	24.376212	60.95%	0	2009
	36.481374	15.145084	-58.49%	0	2008
	25.461205	36.481374	43.28%	0	2007
	18.925563	25.461205	34.53%	0	2006
	14.490577	18.925563	30.61%	0	2005
	12.188660	14.490577	18.89%	0	2004
	7.493172	12.188660	62.66%	0	2003

NVIT NVIT Government Bond Fund: Class I - Q/NQ	14.445190	14.901345	3.16%	0	2010
	14.288471	14.445190	1.10%	0	2009
	13.473320	14.288471	6.05%	0	2008
	12.772282	13.473320	5.49%	0	2007
	12.553370	12.772282	1.74%	0	2006
	12.347500	12.553370	1.67%	0	2005
	12.145681	12.347500	1.66%	0	2004
	12.094979	12.145681	0.42%	0	2003

NVIT NVIT International Equity Fund: Class I - Q/NQ	10.341937	11.535018	11.54%	0	2010
	8.097881	10.341937	27.71%	0	2009

NVIT NVIT International Equity Fund: Class III - Q/NQ	16.562944	18.470280	11.52%	0	2010
	12.974091	16.562944	27.66%	0	2009
	24.422976	12.974091	-46.88%	0	2008
	19.512150	24.422976	25.17%	0	2007
	14.906551	19.512150	30.90%	0	2006
	11.630897	14.906551	28.16%	0	2005
	10.331173	11.630897	12.58%	0	2004
	7.753975	10.331173	33.24%	0	2003

NVIT NVIT International Index Fund: Class VIII - Q/NQ	8.288047	8.763360	5.73%	0	2010
	6.545828	8.288047	26.62%	0	2009
	11.683575	6.545828	-43.97%	0	2008
	10.849859	11.683575	7.68%	0	2007
	10.000000	10.849859	8.50%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	11.883980	13.411457	12.85%	0	2010
	9.489423	11.883980	25.23%	0	2009
	15.262171	9.489423	-37.82%	0	2008
	14.631960	15.262171	4.31%	0	2007
	12.716604	14.631960	15.06%	0	2006
	11.967058	12.716604	6.26%	0	2005
	10.660201	11.967058	12.26%	0	2004
	8.211169	10.660201	29.83%	0	2003

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	11.519523	12.454099	8.11%	0	2010
	10.000000	11.519523	15.20%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	12.077950	13.321369	10.29%	0	2010
	10.000000	12.077950	20.78%	0	2009*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.880314	12.385415	4.25%	0	2010
	11.062388	11.880314	7.39%	0	2009
	11.956703	11.062388	-7.48%	0	2008
	11.525753	11.956703	3.74%	0	2007
	11.027002	11.525753	4.52%	0	2006
	10.841616	11.027002	1.71%	0	2005
	10.522733	10.841616	3.03%	0	2004
	9.905214	10.522733	6.23%	0	2003

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	12.042482	13.149831	9.20%	0	2010
	10.267363	12.042482	17.29%	0	2009
	13.578871	10.267363	-24.39%	0	2008
	13.054979	13.578871	4.01%	0	2007
	11.908017	13.054979	9.63%	917	2006
	11.481376	11.908017	3.72%	917	2005
	10.646835	11.481376	7.84%	917	2004
	9.008104	10.646835	18.19%	917	2003

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	12.105449	13.447508	11.09%	0	2010
	9.884870	12.105449	22.46%	0	2009
	14.634701	9.884870	-32.46%	0	2008
	14.005009	14.634701	4.50%	0	2007
	12.419064	14.005009	12.77%	0	2006
	11.780866	12.419064	5.42%	0	2005
	10.675348	11.780866	10.36%	0	2004
	8.562027	10.675348	24.68%	0	2003

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.114345	12.942376	6.84%	0	2010
	10.741025	12.114345	12.79%	0	2009
	12.842197	10.741025	-16.36%	3,099	2008
	12.323405	12.842197	4.21%	3,099	2007
	11.544509	12.323405	6.75%	3,099	2006
	11.222329	11.544509	2.87%	3,099	2005
	10.637462	11.222329	5.50%	3,099	2004
	9.503076	10.637462	11.94%	3,099	2003

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	21.533962	26.755359	24.25%	0	2010
	15.994221	21.533962	34.64%	0	2009
	25.570254	15.994221	-37.45%	0	2008
	24.149432	25.570254	5.88%	0	2007
	22.321192	24.149432	8.19%	0	2006
	20.224594	22.321192	10.37%	0	2005
	17.750446	20.224594	13.94%	0	2004
	13.389824	17.750446	32.57%	0	2003

NVIT NVIT Money Market Fund: Class I - Q/NQ	11.530003	11.351307	-1.55%	0	2010
	11.706618	11.530003	-1.51%	0	2009
	11.651639	11.706618	0.47%	0	2008
	11.294770	11.651639	3.16%	0	2007
	10.974911	11.294770	2.91%	0	2006
	10.857538	10.974911	1.08%	0	2005
	10.939717	10.857538	-0.75%	0	2004
	11.042864	10.939717	-0.93%	0	2003

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	14.224766	15.487052	8.87%	0	2010
	11.616550	14.224766	22.45%	0	2009
	14.266311	11.616550	-18.57%	0	2008
	13.851522	14.266311	2.99%	0	2007
	13.419727	13.851522	3.22%	0	2006
	13.339610	13.419727	0.60%	0	2005
	12.718597	13.339610	4.88%	0	2004
	11.522667	12.718597	10.38%	0	2003

NVIT NVIT Multi-Manager International Growth Fund: Class III - Q/NQ	8.163503	9.165199	12.27%	0	2010
	6.076553	8.163503	34.34%	0	2009
	10.000000	6.076553	-39.23%	0	2008*

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	14.871436	15.536021	4.47%	0	2010
	11.634171	14.871436	27.83%	0	2009
	22.020598	11.634171	-47.17%	0	2008
	21.732167	22.020598	1.33%	0	2007
	17.982850	21.732167	20.85%	0	2006
	16.300341	17.982850	10.32%	0	2005
	13.767448	16.300341	18.40%	0	2004
	10.000000	13.767448	37.67%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	8.047163	9.151323	13.72%	0	2010
	6.298373	8.047163	27.77%	0	2009
	10.000000	6.298373	-37.02%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ	10.000000	10.406219	4.06%	0	2010

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	7.880723	8.747553	11.00%	0	2010
	6.282625	7.880723	25.44%	0	2009
	10.000000	6.282625	-37.17%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ	7.777395	9.710454	24.85%	0	2010
	6.214397	7.777395	25.15%	0	2009

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	7.740305	9.637421	24.51%	0	2010
	6.204977	7.740305	24.74%	0	2009
	10.000000	6.204977	-37.95%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	8.590080	10.117338	17.78%	0	2010
	6.687632	8.590080	28.45%	0	2009
	10.000000	6.687632	-33.12%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	11.018517	13.608443	23.51%	0	2010
	8.780713	11.018517	25.49%	0	2009
	16.646531	8.780713	-47.25%	0	2008
	15.407749	16.646531	8.04%	0	2007
	15.163424	15.407749	1.61%	0	2006
	14.248614	15.163424	6.42%	0	2005
	12.760922	14.248614	11.66%	0	2004
	9.653687	12.760922	32.19%	0	2003

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	25.687156	32.017489	24.64%	0	2010
	20.672323	25.687156	24.26%	0	2009
	30.949250	20.672323	-33.21%	0	2008
	33.767343	30.949250	-8.35%	0	2007
	29.240705	33.767343	15.48%	0	2006
	28.814275	29.240705	1.48%	0	2005
	24.951544	28.814275	15.48%	0	2004
	16.157486	24.951544	54.43%	0	2003

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	22.153496	27.332724	23.38%	0	2010
	16.705232	22.153496	32.61%	0	2009
	27.452618	16.705232	-39.15%	0	2008
	27.305066	27.452618	0.54%	0	2007
	24.753824	27.305066	10.31%	0	2006
	22.385127	24.753824	10.58%	0	2005
	19.103495	22.385127	17.18%	0	2004
	13.760315	19.103495	38.83%	0	2003

NVIT NVIT Nationwide Fund: Class I - Q/NQ	10.482532	11.708195	11.69%	0	2010
	8.443977	10.482532	24.14%	0	2009
	14.675695	8.443977	-42.46%	0	2008
	13.780579	14.675695	6.50%	0	2007
	12.318206	13.780579	11.87%	0	2006
	11.644990	12.318206	5.78%	0	2005
	10.777358	11.644990	8.05%	0	2004
	8.584915	10.777358	25.54%	0	2003

NVIT NVIT Real Estate Fund: Class I - Q/NQ	7.197397	9.224641	28.17%	0	2010
	5.587798	7.197397	28.81%	0	2009
	10.000000	5.587798	-44.12%	0	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.376547	10.462925	0.83%	0	2010
	9.840303	10.376547	5.45%	0	2009
	10.000000	9.840303	-1.60%	0	2008*

NVIT NVIT Worldwide Leaders Fund: Class I - Q/NQ	13.226261	14.513587	9.73%	0	2010
	10.747242	13.226261	23.07%	0	2009
	19.613938	10.747242	-45.21%	0	2008
	16.617558	19.613938	18.03%	0	2007
	13.408175	16.617558	23.94%	0	2006
	11.411811	13.408175	17.49%	0	2005
	10.021510	11.411811	13.87%	0	2004
	7.481395	10.021510	33.95%	0	2003

NVIT NVIT Worldwide Leaders Fund: Class III - Q/NQ	17.875394	19.598114	9.64%	0	2010
	14.525655	17.875394	23.06%	0	2009
	26.502591	14.525655	-45.19%	0	2008
	22.445955	26.502591	18.07%	0	2007
	18.120974	22.445955	23.87%	0	2006
	15.422868	18.120974	17.49%	0	2005
	13.543884	15.422868	13.87%	0	2004
	10.000000	13.543884	35.44%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
NVIT Oppenheimer NVIT Large Cap Growth Fund: Class I - Q/NQ	12.924568	13.844074	7.11%	0	2010
	10.000000	12.924568	29.25%	0	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	12.899269	13.505359	4.70%	0	2010
	10.000000	12.899269	28.99%	0	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	10.255537	11.689165	13.98%	0	2010
	8.103526	10.255537	26.56%	0	2009
	13.063813	8.103526	-37.97%	0	2008
	13.571478	13.063813	-3.74%	0	2007
	11.892899	13.571478	14.11%	0	2006
	11.587479	11.892899	2.64%	0	2005
	10.016970	11.587479	15.68%	0	2004
	7.741201	10.016970	29.40%	0	2003

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	18.429576	21.042585	14.18%	0	2010
	13.400233	18.429576	37.53%	0	2009
	22.759649	13.400233	-41.12%	0	2008
	21.742014	22.759649	4.68%	0	2007
	18.764224	21.742014	15.87%	0	2006
	16.668829	18.764224	12.57%	0	2005
	14.204530	16.668829	17.35%	0	2004
	10.000000	14.204530	42.05%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	11.518899	13.151006	14.17%	0	2010
	8.370969	11.518899	37.61%	0	2009
	14.216315	8.370969	-41.12%	0	2008
	13.583024	14.216315	4.66%	0	2007
	11.722343	13.583024	15.87%	0	2006
	10.416023	11.722343	12.54%	0	2005
	8.878533	10.416023	17.32%	0	2004
	6.305481	8.878533	40.81%	0	2003

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ	2.479231	2.799247	12.91%	0	2010
	1.986750	2.479231	24.79%	0	2009
	9.560634	1.986750	-79.22%	0	2008
	10.000000	9.560634	-4.39%	0	2007*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	2.674491	3.023091	13.03%	0	2010
	2.167769	2.674491	23.38%	0	2009
	10.324542	2.167769	-79.00%	0	2008
	10.498653	10.324542	-1.66%	0	2007
	10.000000	10.498653	4.99%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	11.717558	13.394285	14.31%	0	2010
	9.277785	11.717558	26.30%	0	2009
	15.316318	9.277785	-39.43%	0	2008
	14.899636	15.316318	2.80%	0	2007
	13.156712	14.899636	13.25%	0	2006
	12.609661	13.156712	4.34%	0	2005
	11.701284	12.609661	7.76%	0	2004
	9.379287	11.701284	24.76%	0	2003

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares - Q/NQ	8.032226	9.758750	21.49%	0	2010
	5.946778	8.032226	35.07%	0	2009
	9.716144	5.946778	-38.79%	0	2008
	9.990835	9.716144	-2.75%	0	2007
	10.000000	9.990835	-0.09%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares - Q/NQ	11.212926	14.071260	25.49%	0	2010
	8.588847	11.212926	30.55%	0	2009
	17.129200	8.588847	-49.86%	0	2008
	16.364120	17.129200	4.68%	0	2007
	16.143935	16.364120	1.36%	0	2006
	14.597814	16.143935	10.59%	0	2005
	12.379330	14.597814	17.92%	0	2004
	10.011907	12.379330	23.65%	0	2003

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (unhedged): Advisor Class - Q/NQ	10.852457	11.685600	7.68%	0	2010
	10.000000	10.852457	8.52%	0	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.931791	11.320459	3.56%	0	2010
	10.000000	10.931791	9.32%	0	2009*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ	10.000000	10.526842	5.27%	0	2010

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	10.295079	10.859702	5.48%	0	2010
	9.537279	10.295079	7.95%	0	2009
	10.788393	9.537279	-11.60%	0	2008
	10.392434	10.788393	3.81%	0	2007
	10.000000	10.392434	3.92%	0	2006*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	34.294273	37.053076	8.04%	0	2010
	26.752279	34.294273	28.19%	0	2009
	31.960149	26.752279	-16.29%	0	2008
	30.475338	31.960149	4.87%	0	2007
	27.934804	30.475338	9.09%	0	2006
	25.276707	27.934804	10.52%	0	2005
	23.327390	25.276707	8.36%	0	2004
	18.530862	23.327390	25.88%	0	2003

Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Class R1 - Q/NQ	22.182334	27.705740	24.90%	0	2010
	10.558416	22.182334	110.09%	0	2009
	30.426723	10.558416	-65.30%	0	2008
	22.467806	30.426723	35.42%	0	2007
	16.354684	22.467806	37.38%	0	2006
	12.597286	16.354684	29.83%	0	2005
	10.000000	12.597286	25.97%	0	2004*

Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ	43.564382	54.401580	24.88%	0	2010
	20.757117	43.564382	109.88%	0	2009
	59.866379	20.757117	-65.33%	0	2008
	44.191018	59.866379	35.47%	0	2007
	32.177181	44.191018	37.34%	0	2006
	24.759748	32.177181	29.96%	0	2005
	19.977155	24.759748	23.94%	0	2004
	13.159985	19.977155	51.80%	0	2003

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Class R1 - Q/NQ	26.854769	34.173757	27.25%	0	2010
	17.305968	26.854769	55.18%	0	2009
	32.612600	17.305968	-46.93%	0	2008
	22.795807	32.612600	43.06%	0	2007
	18.591770	22.795807	22.61%	0	2006
	12.454684	18.591770	49.28%	0	2005
	10.000000	12.454684	24.55%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ	41.002242	52.168825	27.23%	0	2010
	26.437223	41.002242	55.09%	0	2009
	49.845964	26.437223	-46.96%	0	2008
	34.834877	49.845964	43.09%	0	2007
	28.420842	34.834877	22.57%	0	2006
	19.032313	28.420842	49.33%	0	2005
	15.561436	19.032313	22.30%	0	2004
	10.916950	15.561436	42.54%	0	2003

Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	13.064835	16.306131	24.81%	0	2010
	10.000000	13.064835	30.65%	0	2009*

Optional Benefits Elected (Total 1.60%)
(Variable account charges of 1.60% of the daily net assets of the variable account)
Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	14.015000	17.457886	24.57%	0	2010
	9.983965	14.015000	40.38%	0	2009
	15.791750	9.983965	-36.78%	0	2008*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	12.019984	12.433173	3.44%	1,339	2010
	11.083295	12.019984	8.45%	1,339	2009
	11.445340	11.083295	-3.16%	2,731	2008
	10.623823	11.445340	7.73%	357	2007
	10.627401	10.623823	-0.03%	690	2006
	10.633557	10.627401	-0.06%	690	2005
	10.213008	10.633557	4.12%	690	2004
	10.000000	10.213008	2.13%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	11.279060	12.668825	12.32%	5,981	2010
	9.706000	11.279060	16.21%	5,981	2009
	15.079630	9.706000	-35.64%	5,981	2008
	15.336528	15.079630	-1.68%	9,571	2007
	13.310693	15.336528	15.22%	9,571	2006
	12.927802	13.310693	2.96%	9,571	2005
	11.627252	12.927802	11.19%	5,981	2004
	9.134791	11.627252	27.29%	5,981	2003
	11.513844	9.134791	-20.66%	5,981	2002
	12.768846	11.513844	-9.83%	5,981	2001

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	10.096145	11.847521	17.35%	0	2010
	7.895892	10.096145	27.87%	0	2009
	10.607030	7.895892	-25.56%	0	2008
	11.034859	10.607030	-3.88%	0	2007
	10.000000	11.034859	10.35%	0	2006*

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	12.047512	13.012002	8.01%	0	2010
	10.000000	12.047512	20.48%	0	2009*

Credit Suisse Trust - International Equity Flex III Portfolio - Q/NQ	10.099944	11.154091	10.44%	0	2010
	10.000000	10.099944	1.00%	0	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	11.990480	14.846075	23.82%	0	2010
	9.746305	11.990480	23.03%	0	2009
	14.337260	9.746305	-32.02%	0	2008
	14.667756	14.337260	-2.25%	0	2007
	13.028113	14.667756	12.59%	0	2006
	12.346278	13.028113	5.52%	0	2005
	10.294104	12.346278	19.94%	3,997	2004
	7.592743	10.294104	35.58%	0	2003
	10.000000	7.592743	-24.07%	0	2002*

Dreyfus Socially Responsible Growth Fund Inc.: Initial Shares - Q/NQ	9.745324	11.010271	12.98%	0	2010
	7.404379	9.745324	31.62%	0	2009
	11.475348	7.404379	-35.48%	0	2008
	10.820520	11.475348	6.05%	0	2007
	10.069512	10.820520	7.46%	0	2006
	9.875708	10.069512	1.96%	1,188	2005
	9.449413	9.875708	4.51%	0	2004
	7.621164	9.449413	23.99%	1,636	2003
	10.900528	7.621164	-30.08%	1,561	2002
	14.309420	10.900528	-23.82%	1,369	2001

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	11.162010	12.613314	13.00%	3,522	2010
	8.978954	11.162010	24.31%	3,522	2009
	14.517123	8.978954	-38.15%	3,522	2008
	14.017785	14.517123	3.56%	3,974	2007
	12.333598	14.017785	13.66%	5,788	2006
	11.971890	12.333598	3.02%	7,428	2005
	10.996431	11.971890	8.87%	8,950	2004
	8.705780	10.996431	26.31%	9,576	2003
	11.395964	8.705780	-23.61%	10,362	2002
	13.188992	11.395964	-13.59%	9,904	2001

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	12.405791	14.077306	13.47%	0	2010
	10.286873	12.405791	20.60%	174	2009
	14.839651	10.286873	-30.68%	174	2008
	14.078129	14.839651	5.41%	705	2007
	12.282546	14.078129	14.62%	705	2006
	11.958170	12.282546	2.71%	705	2005
	11.568814	11.958170	3.37%	705	2004
	9.702740	11.568814	19.23%	705	2003
	11.839596	9.702740	-18.05%	174	2002
	13.268495	11.839596	-10.77%	174	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	14.587620	15.575011	6.77%	656	2010
	12.309331	14.587620	18.51%	656	2009
	13.492834	12.309331	-8.77%	656	2008
	13.012844	13.492834	3.69%	3,772	2007
	12.696417	13.012844	2.49%	3,772	2006
	12.737045	12.696417	-0.32%	3,771	2005
	12.491949	12.737045	1.96%	1,068	2004
	12.131471	12.491949	2.97%	973	2003
	11.278978	12.131471	7.56%	665	2002
	10.612780	11.278978	6.28%	0	2001

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom 2010 Portfolio: Service Class - Q/NQ	10.100892	11.205328	10.93%	0	2010
	8.268135	10.100892	22.17%	0	2009
	11.215025	8.268135	-26.28%	0	2008
	10.491320	11.215025	6.90%	0	2007
	10.000000	10.491320	4.91%	0	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom 2020 Portfolio: Service Class - Q/NQ	9.559189	10.772181	12.69%	0	2010
	7.543784	9.559189	26.72%	0	2009
	11.393675	7.543784	-33.79%	0	2008
	10.511263	11.393675	8.39%	0	2007
	10.000000	10.511263	5.11%	0	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom 2030 Portfolio: Service Class - Q/NQ	9.078750	10.362941	14.15%	0	2010
	7.021341	9.078750	29.30%	0	2009
	11.523387	7.021341	-39.07%	0	2008
	10.531372	11.523387	9.42%	0	2007
	10.000000	10.531372	5.31%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	8.736084	10.243222	17.25%	207	2010
	6.016095	8.736084	45.21%	207	2009
	13.409697	6.016095	-55.14%	207	2008
	9.357772	13.409697	43.30%	207	2007
	10.000000	9.357772	-6.42%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	12.462004	14.112961	13.25%	8,033	2010
	9.739694	12.462004	27.95%	8,033	2009
	17.276143	9.739694	-43.62%	9,904	2008
	17.313177	17.276143	-0.21%	10,316	2007
	14.651799	17.313177	18.16%	11,322	2006
	14.078719	14.651799	4.07%	12,808	2005
	12.845461	14.078719	9.60%	17,965	2004
	10.024679	12.845461	28.14%	13,902	2003
	12.274215	10.024679	-18.33%	13,618	2002
	13.143893	12.274215	-6.62%	10,891	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	7.609170	9.258653	21.68%	0	2010
	5.306677	7.609170	43.39%	0	2009
	12.001064	5.306677	-55.78%	0	2008
	9.913004	12.001064	21.06%	0	2007
	9.566623	9.913004	3.62%	0	2006
	8.930329	9.566623	7.13%	0	2005
	8.477086	8.930329	5.35%	0	2004
	6.644054	8.477086	27.59%	0	2003
	8.647434	6.644054	-23.17%	13,345	2002
	10.272119	8.647434	-15.82%	0	2001

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	10.046888	12.264579	22.07%	6,075	2010
	7.967548	10.046888	26.10%	6,075	2009
	15.345904	7.967548	-48.08%	6,108	2008
	12.293412	15.345904	24.83%	10,358	2007
	11.704811	12.293412	5.03%	11,863	2006
	11.256004	11.704811	3.99%	13,876	2005
	11.077503	11.256004	1.61%	28,995	2004
	8.478157	11.077503	30.66%	31,329	2003
	12.344049	8.478157	-31.32%	38,207	2002
	15.249368	12.344049	-19.05%	26,476	2001

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	11.783305	13.193532	11.97%	0	2010
	8.328857	11.783305	41.48%	0	2009
	11.295399	8.328857	-26.26%	0	2008
	11.182974	11.295399	1.01%	0	2007
	10.221727	11.182974	9.40%	0	2006
	10.131831	10.221727	0.89%	0	2005
	9.406006	10.131831	7.72%	3,315	2004
	7.528392	9.406006	24.94%	3,315	2003
	7.383653	7.528392	1.96%	3,315	2002
	8.517712	7.383653	-13.31%	0	2001

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ	10.224645	11.435687	11.84%	0	2010
	7.219256	10.224645	41.63%	0	2009
	9.779485	7.219256	-26.18%	0	2008
	10.000000	9.779485	-2.21%	0	2007*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	11.874274	12.581595	5.96%	1,493	2010
	10.432191	11.874274	13.82%	1,493	2009
	10.968752	10.432191	-4.89%	0	2008
	10.697536	10.968752	2.54%	0	2007
	10.422813	10.697536	2.64%	0	2006
	10.375977	10.422813	0.45%	0	2005
	10.108120	10.375977	2.65%	0	2004
	10.000000	10.108120	1.08%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	9.166128	11.608504	26.65%	0	2010
	6.652963	9.166128	37.78%	0	2009
	11.177345	6.652963	-40.48%	0	2008
	9.836672	11.177345	13.63%	0	2007
	10.000000	9.836672	-1.63%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	13.967551	15.529980	11.19%	0	2010
	11.226594	13.967551	24.41%	0	2009
	20.325159	11.226594	-44.77%	0	2008
	17.624769	20.325159	15.32%	0	2007
	15.185240	17.624769	16.07%	0	2006
	12.970635	15.185240	17.07%	0	2005
	11.614887	12.970635	11.67%	0	2004
	8.242406	11.614887	40.92%	0	2003
	10.515875	8.242406	-21.62%	10,423	2002
	13.576001	10.515875	-22.54	0	2001

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	13.076608	14.541610	11.20%	0	2010
	10.506140	13.076608	24.47%	0	2009
	19.025215	10.506140	-44.78%	0	2008
	16.494924	19.025215	15.34%	0	2007
	14.211442	16.494924	16.07%	0	2006
	12.143653	14.211442	17.03%	0	2005
	10.873513	12.143653	11.68%	0	2004
	7.713742	10.873513	40.96%	0	2003
	10.000000	7.713742	-22.86%	0	2002*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	11.541464	14.361399	24.43%	0	2010
	7.451953	11.541464	54.88%	0	2009
	15.511651	7.451953	-51.96%	0	2008
	14.929260	15.511651	3.90%	4,759	2007
	13.056524	14.929260	14.34%	5,239	2006
	12.937705	13.056524	0.92%	5,239	2005
	11.534626	12.937705	12.16%	1,412	2004
	7.428775	11.534626	55.27%	1,412	2003
	10.000000	7.428775	-25.71%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.462580	11.599971	10.87%	0	2010
	7.841436	10.462580	33.43%	0	2009
	11.328748	7.841436	-30.78%	0	2008
	11.097057	11.328748	2.09%	0	2007
	10.000000	11.097057	10.97%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	8.155480	10.289982	26.17%	811	2010
	6.417120	8.155480	27.09%	811	2009
	9.736270	6.417120	-34.09%	0	2008
	10.136721	9.736270	-3.95%	0	2007
	10.000000	10.136721	1.37%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	8.439583	9.156174	8.49%	0	2010
	6.584786	8.439583	28.17%	0	2009
	10.000000	6.584786	-34.15%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	10.666723	12.334464	15.63%	0	2010
	6.279233	10.666723	69.87%	0	2009
	13.483652	6.279233	-53.43%	0	2008
	10.648257	13.483652	26.63%	0	2007
	10.000000	10.648257	6.48%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	9.746172	10.396586	6.67%	1,356	2010
	7.219258	9.746172	35.00%	1,356	2009
	12.308557	7.219258	-41.35%	0	2008
	10.836015	12.308557	13.59%	0	2007
	10.000000	10.836015	8.36%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	13.905472	15.650639	12.55%	0	2010
	11.906623	13.905472	16.79%	0	2009
	11.393085	11.906623	4.51%	0	2008
	10.428766	11.393085	9.25%	0	2007
	10.000000	10.428766	4.29%	0	2006*

Invesco Funds - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	8.663914	9.821708	13.36%	0	2010
	7.293671	8.663914	18.79%	0	2009
	12.919640	7.293671	-43.55%	0	2008
	11.752005	12.919640	9.94%	0	2007
	11.260416	11.752005	4.37%	0	2006*

Invesco Funds - Invesco V.I. Capital Development Fund: Series II - Q/NQ	10.726251	12.504449	16.58%	0	2010
	7.677053	10.726251	39.72%	0	2009
	14.756829	7.677053	-47.98%	0	2008
	13.567015	14.756829	8.77%	0	2007
	11.859145	13.567015	14.40%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Ivy Funds Variable Asset Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	21.046219	22.506313	6.94%	0	2010
	17.104303	21.046219	23.05%	0	2009*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	8.925862	9.352218	4.78%	240	2010
	6.212331	8.925862	43.68%	240	2009
	11.336953	6.212331	-45.20%	5,962	2008
	8.432856	11.336953	34.44%	5,962	2007
	7.853644	8.432856	7.38%	7,402	2006
	7.090622	7.853644	10.76%	7,402	2005
	6.108331	7.090622	16.08%	10,087	2004
	5.162942	6.108331	18.31%	11,318	2003
	6.241085	5.162942	-17.27%	11,318	2002
	8.114733	6.241085	-23.09%	9,406	2001

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	12.096185	14.821055	22.53%	0	2010
	7.825124	12.096185	54.58%	0	2009
	14.174782	7.825124	-44.80%	0	2008
	11.832408	14.174782	19.80%	0	2007
	11.139790	11.832408	6.22%	0	2006
	10.168590	11.139790	9.55%	0	2005
	10.248317	10.168590	-0.78%	0	2004
	7.078454	10.248317	44.78%	0	2003
	10.000000	7.078454	-29.22%	0	2002*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	3.935705	4.817615	22.41%	0	2010
	2.549249	3.935705	54.39%	0	2009
	4.624093	2.549249	-44.87%	0	2008
	3.861747	4.624093	19.74%	0	2007
	3.639474	3.861747	6.11%	0	2006
	3.315514	3.639474	9.77%	0	2005
	3.350462	3.315514	-1.04%	0	2004
	2.324540	3.350462	44.13%	0	2003
	3.999498	2.324540	-41.88%	0	2002
	6.485104	3.999498	-38.33%	0	2001

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	23.392553	28.780274	23.03%	384	2010
	13.275516	23.392553	76.21%	384	2009
	28.231761	13.275516	-52.98%	94	2008
	22.403696	28.231761	26.01%	94	2007
	15.519699	22.403696	44.36%	0	2006
	11.946276	15.519699	29.91%	0	2005
	10.226942	11.946276	16.81%	0	2004
	7.724506	10.226942	32.40%	0	2003
	10.000000	7.724506	-22.75%	3,029	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	13.556034	16.676529	23.02%	0	2010
	7.693219	13.556034	76.21%	0	2009
	16.366939	7.693219	-53.00%	0	2008
	12.993737	16.366939	25.96%	0	2007
	9.005239	12.993737	44.29%	0	2006
	6.935852	9.005239	29.84%	0	2005
	5.938819	6.935852	16.79%	0	2004
	4.486092	5.938819	32.38%	0	2003
	6.140922	4.486092	-26.95%	0	2002
	8.151333	6.140922	-24.66%	4,977	2001

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ	11.596447	14.087429	21.48%	0	2010
	9.301704	11.596447	24.67%	0	2009

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	12.085718	13.226366	9.44%	0	2010
	10.030303	12.085718	20.49%	0	2009
	15.156167	10.030303	-33.82%	0	2008
	14.316771	15.156167	5.86%	0	2007
	12.073182	14.316771	18.58%	0	2006*

MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class - Q/NQ	10.000000	10.728047	7.28%	0	2010

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.932110	10.289725	3.60%	0	2010
	8.906607	9.932110	11.51%	0	2009
	10.455501	8.906607	-14.81%	0	2008
	10.142483	10.455501	3.09%	0	2007
	9.891322	10.142483	2.54%	0	2006
	9.908686	9.891322	-0.18%	0	2005
	9.991948	9.908686	-0.83%	0	2004
	10.000000	9.991948	-0.08%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	9.919776	11.675464	17.70%	0	2010
	8.212423	9.919776	20.79%	0	2009
	13.789344	8.212423	-40.44%	0	2008
	13.943023	13.789344	-1.10%	0	2007
	13.462114	13.943023	3.57%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	10.811558	13.070198	20.89%	0	2010
	8.360084	10.811558	29.32%	0	2009
	14.030202	8.360084	-40.41%	0	2008
	13.250742	14.030202	5.88%	0	2007
	11.842802	13.250742	11.89%	0	2006
	11.262512	11.842802	5.15%	0	2005
	10.000000	11.262512	12.63%	0	2004*

NVIT American Century NVIT Growth Fund: Class I - Q/NQ	6.481277	7.605196	17.34%	0	2010
	4.934864	6.481277	31.34%	0	2009
	8.182358	4.934864	-39.69%	0	2008
	6.956499	8.182358	17.62%	550	2007
	6.658614	6.956499	4.47%	550	2006

NVIT American Century NVIT Multi Cap Value Fund: Class I - Q/NQ	12.430016	13.878093	11.65%	1,650	2010
	10.000000	12.430016	24.30%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	9.153218	10.089236	10.23%	0	2010
	7.537242	9.153218	21.44%	0	2009

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.339936	10.783999	4.29%	0	2010
	9.369657	10.339936	10.36%	0	2009

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.154988	11.121844	9.52%	0	2010
	7.288016	10.154988	39.34%	0	2009

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	8.462921	9.842687	16.30%	0	2010
	6.197142	8.462921	36.56%	0	2009

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	7.669690	8.375360	9.20%	0	2010
	5.964017	7.669690	28.60%	0	2009
	9.786217	5.964017	-39.06%	0	2008
	10.000000	9.786217	-2.14%	0	2007*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	14.554292	16.205416	11.34%	0	2010
	10.130773	14.554292	43.66%	0	2009
	14.297368	10.130773	-29.14%	0	2008
	14.089452	14.297368	1.48%	0	2007
	12.945246	14.089452	8.84%	0	2006

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.717100	13.047033	11.35%	0	2010
	8.151351	11.717100	43.74%	0	2009
	11.521221	8.151351	-29.25%	0	2008
	11.349994	11.521221	1.51%	0	2007
	10.428702	11.349994	8.83%	0	2006

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ	7.716333	8.777979	13.76%	1,380	2010
	5.126680	7.716333	50.51%	1,701	2009
	10.000000	5.126680	-48.73%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	7.910873	9.620016	21.60%	0	2010
	6.112083	7.910873	29.43%	0	2009
	10.000000	6.112083	-38.88%	0	2008*

NVIT NVIT Cardinal (SM) Aggressive Fund: Class II - Q/NQ	8.065347	9.123333	13.12%	0	2010
	6.344226	8.065347	27.13%	0	2009
	10.000000	6.344226	-36.56%	0	2008*

NVIT NVIT Cardinal (SM) Balanced Fund: Class II - Q/NQ	9.318454	10.123577	8.64%	0	2010
	7.903416	9.318454	17.90%	0	2009
	10.000000	7.903416	-20.97%	0	2008*

NVIT NVIT Cardinal (SM) Capital Appreciation Fund: Class II - Q/NQ	8.775630	9.705119	10.59%	0	2010
	7.182694	8.775630	22.18%	0	2009
	10.000000	7.182694	-28.17%	0	2008*

NVIT NVIT Cardinal (SM) Conservative Fund: Class II - Q/NQ	10.066259	10.578841	5.09%	0	2010
	9.051407	10.066259	11.21%	0	2009
	10.000000	9.051407	-9.49%	0	2008*

NVIT NVIT Cardinal (SM) Moderate Fund: Class II - Q/NQ	9.047478	9.915082	9.59%	0	2010
	7.539794	9.047478	20.00%	0	2009
	10.000000	7.539794	-24.60%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
NVIT NVIT Cardinal (SM) Moderately Aggressive Fund: Class II - Q/NQ	8.494974	9.471826	11.50%	0	2010
	6.820361	8.494974	24.55%	0	2009
	10.000000	6.820361	-31.80%	0	2008*

NVIT NVIT Cardinal (SM) Moderately Conservative Fund: Class II - Q/NQ	9.591116	10.290272	7.29%	0	2010
	8.282650	9.591116	15.80%	0	2009
	10.000000	8.282650	-17.17%	0	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	10.531878	11.094680	5.34%	0	2010
	9.838832	10.531878	7.04%	0	2009
	10.000000	9.838832	-1.61%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	11.254404	11.972943	6.38%	0	2010
	9.822838	11.254404	14.57%	0	2009
	10.000000	9.822838	-1.77%	0	2008*

NVIT NVIT Emerging Markets Fund: Class I - Q/NQ	21.920197	25.058833	14.32%	0	2010
	13.640295	21.920197	60.70%	0	2009
	32.820669	13.640295	-58.44%	0	2008
	22.913162	32.820669	43.24%	0	2007
	17.031036	22.913162	34.54%	0	2006

NVIT NVIT Emerging Markets Fund: Class III - Q/NQ	24.281440	27.767477	14.36%	73	2010
	15.093873	24.281440	60.87%	73	2009
	36.376576	15.093873	-58.51%	73	2008
	25.401015	36.376576	43.21%	73	2007
	18.890385	25.401015	34.47%	0	2006

NVIT NVIT Government Bond Fund: Class I - Q/NQ	14.362921	14.808948	3.11%	11,259	2010
	14.214306	14.362921	1.05%	11,259	2009
	13.410189	14.214306	6.00%	10,875	2008
	12.718919	13.410189	5.43%	11,486	2007
	12.507261	12.718919	1.69%	10,610	2006

NVIT NVIT International Equity Fund: Class I - Q/NQ	10.293468	11.475116	11.48%	0	2010
	8.064028	10.293468	27.65%	0	2009

NVIT NVIT International Equity Fund: Class III - Q/NQ	16.498556	18.389157	11.46%	403	2010
	12.930219	16.498556	27.60%	403	2009
	24.352789	12.930219	-46.90%	0	2008
	19.466014	24.352789	25.10%	2,997	2007
	14.878826	19.466014	30.83%	2,997	2006

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
NVIT NVIT International Index Fund: Class VIII - Q/NQ	8.272622	8.742609	5.68%	0	2010
	6.536956	8.272622	26.55%	0	2009
	11.673690	6.536956	-44.00%	0	2008
	10.846210	11.673690	7.63%	0	2007
	10.000000	10.846210	8.46%	0	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	11.836163	13.350715	12.80%	868	2010
	9.456041	11.836163	25.17%	868	2009
	15.216240	9.456041	-37.86%	868	2008
	14.595369	15.216240	4.25%	868	2007
	12.691229	14.595369	15.00%	1,736	2006
	11.949230	12.691229	6.21%	0	2005
	10.649717	11.949230	12.20%	0	2004
	8.207270	10.649717	29.76%	0	2003
	10.000000	8.207270	-17.93%	0	2002*

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	11.515622	12.443560	8.06%	0	2010
	10.000000	11.515622	15.16%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	12.073858	13.310100	10.24%	0	2010
	10.000000	12.073858	20.74%	0	2009*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.832509	12.329323	4.20%	2,778	2010
	11.023466	11.832509	7.34%	2,778	2009
	11.920695	11.023466	-7.53%	2,778	2008
	11.496915	11.920695	3.69%	2,778	2007
	11.004985	11.496915	4.47%	2,778	2006
	10.825457	11.004985	1.66%	2,778	2005
	10.512395	10.825457	2.98%	2,778	2004
	9.900522	10.512395	6.18%	2,778	2003

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	11.994031	13.090279	9.14%	0	2010
	10.231255	11.994031	17.23%	0	2009
	13.538003	10.231255	-24.43%	0	2008
	13.022333	13.538003	3.96%	0	2007
	11.884255	13.022333	9.58%	0	2006
	11.464275	11.884255	3.66%	0	2005
	10.636383	11.464275	7.78%	0	2004
	9.003831	10.636383	18.13%	0	2003
	10.000000	9.003831	-9.96%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	12.056739	13.386601	11.03%	0	2010
	9.850101	12.056739	22.40%	0	2009
	14.590644	9.850101	-32.49%	0	2008
	13.969982	14.590644	4.44%	0	2007
	12.394286	13.969982	12.71%	0	2006
	11.763314	12.394286	5.36%	0	2005
	10.664866	11.763314	10.30%	0	2004
	8.557964	10.664866	24.62%	0	2003
	10.000000	8.557964	-14.42%	0	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.065634	12.883786	6.78%	5,789	2010
	10.703273	12.065634	12.73%	6,397	2009
	12.803569	10.703273	-16.40%	7,074	2008
	12.292621	12.803569	4.16%	8,226	2007
	11.521507	12.292621	6.69%	9,414	2006
	11.205635	11.521507	2.82%	10,621	2005
	10.627027	11.205635	5.44%	12,039	2004
	9.498578	10.627027	11.88%	13,339	2003
	10.000000	9.498578	-5.01%	13,339	2002*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	21.411209	26.589338	24.18%	0	2010
	15.911129	21.411209	34.57%	137	2009
	25.450372	15.911129	-37.48%	137	2008
	24.048495	25.450372	5.83%	137	2007
	22.239162	24.048495	8.14%	137	2006
	20.160466	22.239162	10.31%	692	2005
	17.703153	20.160466	13.88%	1,060	2004
	13.360934	17.703153	32.50%	1,055	2003
	16.031888	13.360934	-16.66%	9,412	2002
	16.509731	16.031888	-2.89%	3,152	2001

NVIT NVIT Money Market Fund: Class I - Q/NQ	11.464287	11.280871	-1.60%	59	2010
	11.645810	11.464287	-1.56%	59	2009
	11.597006	11.645810	0.42%	71	2008
	11.247554	11.597006	3.11%	13,621	2007
	10.934570	11.247554	2.86%	136	2006
	10.823110	10.934570	1.03%	136	2005
	10.910569	10.823110	-0.80%	20,249	2004
	11.019038	10.910569	-0.98%	20,497	2003
	11.064171	11.019038	-0.41%	20,393	2002
	10.853962	11.064171	1.94%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	14.143714	15.390983	8.82%	0	2010
	11.556220	14.143714	22.39%	0	2009
	14.199439	11.556220	-18.61%	0	2008
	13.793632	14.199439	2.94%	0	2007
	13.370415	13.793632	3.17%	0	2006
	13.297326	13.370415	0.55%	0	2005
	12.684724	13.297326	4.83%	0	2004
	11.497820	12.684724	10.32%	1,249	2003
	10.899202	11.497820	5.49%	2,035	2002
	10.632058	10.899202	2.51%	1,670	2001

NVIT NVIT Multi-Manager International Growth Fund: Class III - Q/NQ	8.156600	9.152795	12.21%	0	2010
	6.074489	8.156600	34.28%	322	2009
	10.000000	6.074489	-39.26%	0	2008*

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	14.821136	15.475612	4.42%	0	2010
	11.600705	14.821136	27.76%	0	2009
	21.968445	11.600705	-47.19%	0	2008
	21.691770	21.968445	1.28%	0	2007
	17.958520	21.691770	20.79%	0	2006
	16.286544	17.958520	10.27%	0	2005
	13.762779	16.286544	18.34%	0	2004
	10.000000	13.762779	37.63%	0	2003*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	8.040348	9.138925	13.66%	2,359	2010
	6.296237	8.040348	27.70%	2,879	2009
	10.000000	6.296237	-37.04%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ	10.000000	10.402675	4.03%	0	2010

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	7.874053	8.735710	10.94%	0	2010
	6.280491	7.874053	25.37%	0	2009
	10.000000	6.280491	-37.20%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ	7.770807	9.697319	24.79%	0	2010
	6.212287	7.770807	25.09%	0	2009

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	7.733736	9.624361	24.45%	216	2010
	6.202867	7.733736	24.68%	216	2009
	10.000000	6.202867	-37.97%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	8.582814	10.103648	17.72%	0	2010
	6.685366	8.582814	28.38%	302	2009
	10.000000	6.685366	-33.15%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	10.958964	13.528039	23.44%	0	2010
	8.737691	10.958964	25.42%	153	2009
	16.573416	8.737691	-47.28%	153	2008
	15.347910	16.573416	7.98%	416	2007
	15.112192	15.347910	1.56%	416	2006
	14.207650	15.112192	6.37%	416	2005
	12.730702	14.207650	11.60%	416	2004
	9.635711	12.730702	32.12%	623	2003
	14.679081	9.635711	-34.36%	8,467	2002
	16.733188	14.679081	-12.28%	416	2001

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	25.540730	31.818823	24.58%	280	2010
	20.564933	25.540730	24.20%	382	2009
	30.804160	20.564933	-33.24%	382	2008
	33.626225	30.804160	-8.39%	883	2007
	29.133262	33.626225	15.42%	976	2006
	28.722942	29.133262	1.43%	1,381	2005
	24.885091	28.722942	15.42%	1,633	2004
	16.122626	24.885091	54.35%	3,082	2003
	22.495777	16.122626	-28.33%	6,326	2002
	17.823704	22.495777	26.21%	846	2001

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	22.027260	27.163192	23.32%	333	2010
	16.618484	22.027260	32.55%	333	2009
	27.323988	16.618484	-39.18%	333	2008
	27.191015	27.323988	0.49%	333	2007
	24.662918	27.191015	10.25%	894	2006
	22.314210	24.662918	10.53%	894	2005
	19.052645	22.314210	17.12%	1,420	2004
	13.730651	19.052645	38.76%	2,978	2003
	16.879142	13.730651	-18.65%	1,211	2002
	18.388267	16.879142	-8.21%	1,211	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
NVIT NVIT Nationwide Fund: Class I - Q/NQ	10.422768	11.635530	11.64%	1,442	2010
	8.400103	10.422768	24.08%	1,442	2009
	14.606893	8.400103	-42.49%	1,442	2008
	13.722966	14.606893	6.44%	1,442	2007
	12.272927	13.722966	11.81%	1,442	2006
	11.608061	12.272927	5.73%	1,442	2005
	10.748649	11.608061	8.00%	1,442	2004
	8.566400	10.748649	25.47%	1,255	2003
	10.533860	8.566400	-18.68%	1,451	2002
	12.141316	10.533860	-13.24%	922	2001

NVIT NVIT Real Estate Fund: Class I - Q/NQ	7.191287	9.212138	28.10%	0	2010
	5.585887	7.191287	28.74%	0	2009
	10.000000	5.585887	-44.14%	0	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.367761	10.448755	0.78%	0	2010
	9.836967	10.367761	5.40%	0	2009
	10.000000	9.836967	-1.63%	0	2008*

NVIT NVIT Worldwide Leaders Fund: Class I - Q/NQ	13.150891	14.423558	9.68%	0	2010
	10.691433	13.150891	23.00%	0	2009
	19.522028	10.691433	-45.23%	0	2008
	16.548136	19.522028	17.97%	0	2007
	13.358929	16.548136	23.87%	0	2006
	11.375654	13.358929	17.43%	0	2005
	9.994811	11.375654	13.82%	0	2004
	7.465251	9.994811	33.88%	0	2003
	10.168561	7.465251	-26.58%	0	2002
	12.729459	10.168561	-20.12%	0	2001

NVITNVIT Worldwide Leaders Fund: Class III - Q/NQ	17.814941	19.521925	9.58%	0	2010
	14.483883	17.814941	23.00%	0	2009
	26.439851	14.483883	-45.22%	0	2008
	22.404260	26.439851	18.01%	0	2007
	18.096480	22.404260	23.80%	0	2006
	15.409825	18.096480	17.43%	0	2005
	13.539299	15.409825	13.82%	0	2004
	10.000000	13.539299	35.39%	0	2003*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class I - Q/NQ	12.920205	13.832370	7.06%	2,484	2010
	10.000000	12.920205	29.20%	0	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	12.894893	13.493927	4.65%	0	2010
	10.000000	12.894893	28.95%	0	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	10.197096	11.616664	13.92%	0	2010
	8.061443	10.197096	26.49%	0	2009
	13.002593	8.061443	-38.00%	0	2008
	13.514788	13.002593	-3.79%	0	2007
	11.849219	13.514788	14.06%	0	2006
	11.550766	11.849219	2.58%	0	2005
	9.990303	11.550766	15.62%	0	2004
	7.724509	9.990303	29.33%	0	2003
	10.487119	7.724509	-26.34%	0	2002
	12.133258	10.487119	-13.57%	0	2001

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	18.367259	20.960799	14.12%	724	2010
	13.361713	18.367259	37.46%	724	2009
	22.705776	13.361713	-41.15%	749	2008
	21.701631	22.705776	4.63%	866	2007
	18.738865	21.701631	15.81%	625	2006
	16.654730	18.738865	12.51%	1,331	2005
	14.199720	16.654730	17.29%	1,879	2004
	10.000000	14.199720	42.00%	1,467	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	11.462435	13.079901	14.11%	5,835	2010
	8.334165	11.462435	37.54%	6,096	2009
	14.161034	8.334165	-41.15%	6,096	2008
	13.537128	14.161034	4.61%	6,096	2007
	11.688662	13.537128	15.81%	6,678	2006
	10.391353	11.688662	12.48%	6,679	2005
	8.862004	10.391353	17.26%	11,745	2004
	6.296936	8.862004	40.74%	12,158	2003
	8.218658	6.296936	-23.38%	17,080	2002
	9.496340	8.218658	-13.45%	15,371	2001

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ	2.475866	2.794034	12.85%	0	2010
	1.985066	2.475866	24.72%	0	2009
	9.557390	1.985066	-79.23%	0	2008
	10.000000	9.557390	-4.43%	0	2007*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	2.669500	3.015924	12.98%	0	2010
	2.164825	2.669500	23.31%	0	2009
	10.315805	2.164825	-79.01%	0	2008
	10.495128	10.315805	-1.71%	0	2007
	10.000000	10.495128	4.95%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	11.650774	13.311181	14.25%	2,877	2010
	9.229598	11.650774	26.23%	2,877	2009
	15.244535	9.229598	-39.46%	2,877	2008
	14.837386	15.244535	2.74%	3,163	2007
	13.108388	14.837386	13.19%	4,022	2006
	12.569703	13.108388	4.29%	4,022	2005
	11.670124	12.569703	7.71%	4,743	2004
	9.359056	11.670124	24.69%	4,822	2003
	11.713202	9.359056	-20.10%	4,822	2002
	13.251196	11.713202	-11.61%	4,822	2001

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares - Q/NQ	8.017245	9.735621	21.43%	811	2010
	5.938698	8.017245	35.00%	811	2009
	9.707899	5.938698	-38.83%	0	2008
	9.987465	9.707899	-2.80%	0	2007
	10.000000	9.987465	-0.13%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares - Q/NQ	11.149007	13.983946	25.43%	0	2010
	8.544230	11.149007	30.49%	0	2009
	17.048909	8.544230	-49.88%	0	2008
	16.295740	17.048909	4.62%	0	2007
	16.084619	16.295740	1.31%	0	2006
	14.551544	16.084619	10.54%	0	2005
	12.346352	14.551544	17.86%	0	2004
	9.990303	12.346352	23.58%	0	2003
	14.060573	9.990303	-28.95%	8,398	2002
	20.792245	14.060573	-32.38%	0	2001

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (unhedged): Advisor Class - Q/NQ	10.848770	11.675695	7.62%	0	2010
	10.000000	10.848770	8.49%	0	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.928078	11.310867	3.50%	0	2010
	10.000000	10.928078	9.28%	0	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ	10.000000	10.523301	5.23%	0	2010

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	10.275922	10.833986	5.43%	0	2010
	9.524373	10.275922	7.89%	0	2009
	10.779264	9.524373	-11.64%	0	2008
	10.388939	10.779264	3.76%	0	2007
	10.000000	10.388939	3.89%	0	2006*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	34.098904	36.823282	7.99%	0	2010
	26.613380	34.098904	28.13%	0	2009
	31.810375	26.613380	-16.34%	0	2008
	30.348016	31.810375	4.82%	0	2007
	27.832187	30.348016	9.04%	0	2006
	25.196617	27.832187	10.46%	0	2005
	23.265299	25.196617	8.30%	0	2004
	18.490922	23.265299	25.82%	0	2003
	17.204918	18.490922	7.47%	0	2002
	15.882098	17.204918	8.33%	0	2001

Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Class R1 - Q/NQ	22.118613	27.612148	24.84%	0	2010
	10.533425	22.118613	109.99%	0	2009
	30.370223	10.533425	-65.32%	0	2008
	22.437530	30.370223	35.35%	0	2007
	16.340913	22.437530	37.31%	0	2006
	12.593052	16.340913	29.76%	0	2005
	10.000000	12.593052	25.93%	0	2004*

Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ	43.316130	54.064138	24.81%	0	2010
	20.649302	43.316130	109.77%	0	2009
	59.585849	20.649302	-65.35%	0	2008
	44.006397	59.585849	35.40%	0	2007
	32.058974	44.006397	37.27%	0	2006
	24.681277	32.058974	29.89%	0	2005
	19.923949	24.681277	23.88%	0	2004
	13.131584	19.923949	51.73%	0	2003
	13.744142	13.131584	-4.46%	0	2002
	14.226803	13.744142	-3.39%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Class R1 - Q/NQ	26.777630	34.058310	27.19%	251	2010
	17.265023	26.777630	55.10%	251	2009
	32.552027	17.265023	-46.96%	0	2008
	22.765085	32.552027	42.99%	0	2007
	18.576124	22.765085	22.55%	0	2006
	12.450500	18.576124	49.20%	0	2005
	10.000000	12.450500	24.51%	0	2004*

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ	40.768529	51.845154	27.17%	0	2010
	26.299894	40.768529	55.01%	0	2009
	49.612322	26.299894	-46.99%	0	2008
	34.689305	49.612322	43.02%	0	2007
	28.316407	34.689305	22.51%	0	2006
	18.971961	28.316407	49.25%	0	2005
	15.519976	18.971961	22.24%	0	2004
	10.893391	15.519976	42.47%	0	2003
	11.393485	10.893391	-4.39%	0	2002
	12.930490	11.393485	-11.89%	0	2001

Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	13.060414	16.292339	24.75%	0	2010
	10.000000	13.060414	30.60%	0	2009*

saipart2.htm
Optional Benefits Elected (Total 1.65%)
(Variable account charges of 1.65% of the daily net assets of the variable account)
Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	13.960490	17.381158	24.50%	0	2010
	9.950179	13.960490	40.30%	0	2009
	15.746345	9.950179	-36.81%	0	2008*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.979304	12.384804	3.39%	20,284	2010
	11.051399	11.979304	8.40%	24,477	2009
	11.418201	11.051399	-3.21%	15,767	2008
	10.604050	11.418201	7.68%	12,064	2007
	10.612998	10.604050	-0.08%	15,089	2006
	10.624530	10.612998	-0.11%	25,969	2005
	10.209525	10.624530	4.06%	48,473	2004
	10.000000	10.209525	2.10%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	11.214752	12.590202	12.26%	9,666	2010
	9.655567	11.214752	16.15%	18,051	2009
	15.008913	9.655567	-35.67%	28,401	2008
	15.272407	15.008913	-1.73%	24,482	2007
	13.261766	15.272407	15.16%	28,033	2006
	12.886814	13.261766	2.91%	30,862	2005
	11.596281	12.886814	11.13%	28,632	2004
	9.115086	11.596281	27.22%	36,506	2003
	11.494846	9.115086	-20.70%	36,840	2002
	12.754306	11.494846	-9.87%	23,607	2001

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	10.077340	11.819444	17.29%	783	2010
	7.885187	10.077340	27.80%	1,163	2009
	10.598040	7.885187	-25.60%	4,221	2008
	11.031146	10.598040	-3.93%	5,152	2007
	10.000000	11.031146	10.31%	0	2006*

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	12.043434	13.000998	7.95%	12,713	2010
	10.000000	12.043434	20.43%	12,438	2009*

Credit Suisse Trust - International Equity Flex III Portfolio - Q/NQ	10.099666	11.148128	10.38%	0	2010
	10.000000	10.099666	1.00%	0	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	11.943809	14.780793	23.75%	1,018	2010
	9.713315	11.943809	22.96%	1,206	2009
	14.296006	9.713315	-32.06%	971	2008
	14.633033	14.296006	-2.30%	936	2007
	13.003864	14.633033	12.53%	2,178	2006
	12.329540	13.003864	5.47%	2,603	2005
	10.285373	12.329540	19.87%	5,001	2004
	7.590152	10.285373	35.51%	4,419	2003
	10.000000	7.590152	-24.10%	5,322	2002*

Dreyfus Socially Responsible Growth Fund Inc.: Initial Shares - Q/NQ	9.689745	10.941923	12.92%	1,377	2010
	7.365892	9.689745	31.55%	4,345	2009
	11.421512	7.365892	-35.51%	4,639	2008
	10.775260	11.421512	6.00%	7,848	2007
	10.032485	10.775260	7.40%	9,895	2006
	9.844387	10.032485	1.91%	11,313	2005
	9.424231	9.844387	4.46%	12,427	2004
	7.604702	9.424231	23.93%	11,960	2003
	10.882532	7.604702	-30.12%	11,162	2002
	14.293123	10.882532	-23.86%	11,400	2001

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	11.098333	12.534993	12.94%	22,423	2010
	8.932279	11.098333	24.25%	27,730	2009
	14.449022	8.932279	-38.18%	37,045	2008
	13.959170	14.449022	3.51%	39,348	2007
	12.288247	13.959170	13.60%	45,232	2006
	11.933915	12.288247	2.97%	51,147	2005
	10.967119	11.933915	8.82%	57,200	2004
	8.686976	10.967119	26.25%	62,682	2003
	11.377149	8.686976	-23.65%	70,568	2002
	13.173971	11.377149	-13.64%	29,309	2001

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	12.335042	13.989924	13.42%	3,289	2010
	10.233414	12.335042	20.54%	2,593	2009
	14.770045	10.233414	-30.72%	17,475	2008
	14.019259	14.770045	5.36%	24,493	2007
	12.237382	14.019259	14.56%	28,697	2006
	11.920233	12.237382	2.66%	29,584	2005
	11.537984	11.920233	3.31%	31,844	2004
	9.681804	11.537984	19.17%	34,717	2003
	11.820057	9.681804	-18.09%	45,151	2002
	13.253384	11.820057	-10.81%	13,450	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	14.508802	15.482982	6.71%	22,016	2010
	12.249031	14.508802	18.45%	42,118	2009
	13.433556	12.249031	-8.82%	8,933	2008
	12.962295	13.433556	3.64%	5,080	2007
	12.653506	12.962295	2.44%	7,046	2006
	12.700428	12.653506	-0.37%	16,439	2005
	12.462369	12.700428	1.91%	30,171	2004
	12.108907	12.462369	2.92%	40,089	2003
	11.263725	12.108907	7.50%	26,366	2002
	10.603847	11.263725	6.22%	13,840	2001

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom 2010 Portfolio: Service Class - Q/NQ	10.082086	11.178791	10.88%	39,972	2010
	8.256936	10.082086	22.10%	39,972	2009
	11.205533	8.256936	-26.31%	42,264	2008
	10.487792	11.205533	6.84%	0	2007
	10.000000	10.487792	4.88%	0	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom 2020 Portfolio: Service Class - Q/NQ	9.541377	10.746652	12.63%	0	2010
	7.533560	9.541377	26.65%	0	2009
	11.384028	7.533560	-33.82%	0	2008
	10.507729	11.384028	8.34%	0	2007
	10.000000	10.507729	5.08%	0	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom 2030 Portfolio: Service Class - Q/NQ	9.061840	10.338382	14.09%	0	2010
	7.011827	9.061840	29.24%	0	2009
	11.513627	7.011827	-39.10%	0	2008
	10.527827	11.513627	9.36%	0	2007
	10.000000	10.527827	5.28%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	8.719783	10.218924	17.19%	964	2010
	6.007924	8.719783	45.14%	2,575	2009
	13.398310	6.007924	-55.16%	964	2008
	9.354605	13.398310	43.23%	2,300	2007
	10.000000	9.354605	-6.45%	964	2006*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	12.390959	14.025386	13.19%	24,736	2010
	9.689103	12.390959	27.89%	29,224	2009
	17.195174	9.689103	-43.65%	39,312	2008
	17.240844	17.195174	-0.26%	77,618	2007
	14.597980	17.240844	18.10%	73,262	2006
	14.034109	14.597980	4.02%	78,269	2005
	12.811259	14.034109	9.55%	91,914	2004
	10.003066	12.811259	28.07%	74,870	2003
	12.253980	10.003066	-18.37%	60,715	2002
	13.128922	12.253980	-6.66%	31,988	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	7.565769	9.201156	21.62%	0	2010
	5.279096	7.565769	43.32%	2,088	2009
	11.944770	5.279096	-55.80%	2,085	2008
	9.871549	11.944770	21.00%	1,872	2007
	9.531444	9.871549	3.57%	4,290	2006
	8.901990	9.531444	7.07%	4,161	2005
	8.454474	8.901990	5.29%	6,847	2004
	6.629704	8.454474	27.52%	6,540	2003
	8.633163	6.629704	-23.21%	6,535	2002
	10.260418	8.633163	-15.86%	10,258	2001

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	9.989586	12.188437	22.01%	21,598	2010
	7.926138	9.989586	26.03%	29,366	2009
	15.273930	7.926138	-48.11%	45,614	2008
	12.242015	15.273930	24.77%	74,763	2007
	11.661788	12.242015	4.98%	109,332	2006
	11.220319	11.661788	3.93%	123,481	2005
	11.047999	11.220319	1.56%	136,627	2004
	8.459859	11.047999	30.59%	144,000	2003
	12.323670	8.459859	-31.35%	118,821	2002
	15.232000	12.323670	-19.09%	60,024	2001

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	11.716151	13.111684	11.91%	7,123	2010
	8.285591	11.716151	41.40%	8,609	2009
	11.242436	8.285591	-26.30%	9,794	2008
	11.136228	11.242436	0.95%	15,942	2007
	10.184145	11.136228	9.35%	26,209	2006
	10.099701	10.184145	0.84%	32,116	2005
	9.380947	10.099701	7.66%	30,041	2004
	7.512154	9.380947	24.88%	43,052	2003
	7.371466	7.512154	1.91%	19,414	2002
	8.508002	7.371466	-13.36%	7,111	2001

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ	10.210790	11.414402	11.79%	2,174	2010
	7.213130	10.210790	41.56%	2,444	2009
	9.776164	7.213130	-26.22%	4,102	2008
	10.000000	9.776164	-2.24%	4,875	2007*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	11.834084	12.532648	5.90%	3,510	2010
	10.402160	11.834084	13.77%	7,493	2009
	10.942735	10.402160	-4.94%	7,740	2008
	10.677621	10.942735	2.48%	4,386	2007
	10.408697	10.677621	2.58%	2,559	2006
	10.367180	10.408697	0.40%	2,480	2005
	10.104687	10.367180	2.60%	166	2004
	10.000000	10.104687	1.05%	607	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	9.149056	11.581012	26.58%	73,199	2010
	6.643934	9.149056	37.71%	67,508	2009
	11.167854	6.643934	-40.51%	49,633	2008
	9.833348	11.167854	13.57%	37,571	2007
	10.000000	9.833348	-1.67%	12,651	2006*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	13.887863	15.433555	11.13%	0	2010
	11.168216	13.887863	24.35%	0	2009
	20.229789	11.168216	-44.79%	0	2008
	17.551030	20.229789	15.26%	0	2007
	15.129373	17.551030	16.01%	0	2006
	12.929468	15.129373	17.01%	0	2005
	11.583907	12.929468	11.62%	0	2004
	8.224601	11.583907	40.84%	29	2003
	10.498504	8.224601	-21.66%	1,356	2002
	13.560524	10.498504	-22.58%	1,356	2001

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	13.025736	14.477677	11.15%	935	2010
	10.470591	13.025736	24.40%	6,947	2009
	18.970515	10.470591	-44.81%	10,041	2008
	16.455903	18.970515	15.28%	14,186	2007
	14.185006	16.455903	16.01%	18,638	2006
	12.127206	14.185006	16.97%	18,702	2005
	10.864300	12.127206	11.62%	19,122	2004
	7.711109	10.864300	40.89%	13,924	2003
	10.000000	7.711109	-22.89%	3,442	2002*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	11.496555	14.298263	24.37%	91	2010
	7.426726	11.496555	54.80%	95	2009
	15.467034	7.426726	-51.98%	100	2008
	14.893926	15.467034	3.85%	1,176	2007
	13.032217	14.893926	14.29%	2,386	2006
	12.920158	13.032217	0.87%	3,113	2005
	11.524844	12.920158	12.11%	3,269	2004
	7.426249	11.524844	55.19%	6,409	2003
	10.000000	7.426249	-25.74%	919	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.443102	11.572490	10.81%	124,660	2010
	7.830809	10.443102	33.36%	121,020	2009
	11.319149	7.830809	-30.82%	30,243	2008
	11.093323	11.319149	2.04%	16,550	2007
	10.000000	11.093323	10.93%	2,894	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	8.140276	10.265572	26.11%	185	2010
	6.408405	8.140276	27.02%	204	2009
	9.728001	6.408405	-34.12%	3,896	2008
	10.133296	9.728001	-4.00%	4,598	2007
	10.000000	10.133296	1.33%	1,697	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	8.432430	9.143771	8.44%	0	2010
	6.582545	8.432430	28.10%	0	2009
	10.000000	6.582545	-34.17%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	10.646862	12.305253	15.58%	0	2010
	6.270718	10.646862	69.79%	0	2009
	13.472245	6.270718	-53.45%	0	2008
	10.644685	13.472245	26.56%	0	2007
	10.000000	10.644685	6.45%	184	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	9.728036	10.371969	6.62%	4,414	2010
	7.209489	9.728036	34.93%	4,468	2009
	12.298138	7.209489	-41.38%	1,273	2008
	10.832375	12.298138	13.53%	466	2007
	10.000000	10.832375	8.32%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	13.879587	15.613571	12.49%	36,462	2010
	11.890503	13.879587	16.73%	23,192	2009
	11.383455	11.890503	4.45%	5,014	2008
	10.425263	11.383455	9.19%	4,230	2007
	10.000000	10.425263	4.25%	1,150	2006*

Invesco Funds - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	8.630216	9.778555	13.31%	0	2010
	7.268985	8.630216	18.73%	0	2009
	12.882480	7.268985	-43.57%	0	2008
	11.724195	12.882480	9.88%	0	2007
	11.239473	11.724195	4.31%	0	2006*

Invesco Funds - Invesco V.I. Capital Development Fund: Series II - Q/NQ	10.695424	12.462184	16.52%	0	2010
	7.658878	10.695424	39.65%	0	2009
	14.729381	7.658878	-48.00%	0	2008
	13.548699	14.729381	8.71%	0	2007
	11.849141	13.548699	14.34%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Ivy Funds Variable Asset Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	20.949286	22.391287	6.88%	0	2010
	17.034183	20.949286	22.98%	0	2009

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	8.880893	9.300365	4.72%	69,317	2010
	6.184179	8.880893	43.61%	112,232	2009
	11.291345	6.184179	-45.23%	62,156	2008
	8.403216	11.291345	34.37%	84,294	2007
	7.830007	8.403216	7.32%	111,842	2006
	7.072868	7.830007	10.70%	124,431	2005
	6.096134	7.072868	16.02%	118,441	2004
	5.155250	6.096134	18.25%	158,179	2003
	6.234962	5.155250	-17.32%	148,044	2002
	8.110923	6.234962	-23.13%	68,241	2001

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	12.049103	14.755881	22.46%	879	2010
	7.798632	12.049103	54.50%	6,280	2009
	14.134007	7.798632	-44.82%	7,038	2008
	11.804416	14.134007	19.73%	9,124	2007
	11.119075	11.804416	6.16%	8,540	2006
	10.154813	11.119075	9.50%	8,524	2005
	10.239640	10.154813	-0.83%	9,483	2004
	7.076041	10.239640	44.71%	8,542	2003
	10.000000	7.076041	-29.24%	16,099	2002*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	3.915887	4.790931	22.35%	555	2010
	2.537698	3.915887	54.31%	555	2009
	4.605487	2.537698	-44.90%	555	2008
	3.848176	4.605487	19.68%	555	2007
	3.628519	3.848176	6.05%	1,700	2006
	3.307220	3.628519	9.72%	1,700	2005
	3.343773	3.307220	-1.09%	2,901	2004
	2.321074	3.343773	44.06%	3,195	2003
	3.995569	2.321074	-41.91%	6,162	2002
	6.482069	3.995569	-38.36%	30,540	2001

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	23.301506	28.653714	22.97%	36,363	2010
	13.230570	23.301506	76.12%	35,139	2009
	28.150556	13.230570	-53.00%	10,613	2008
	22.350667	28.150556	25.95%	26,781	2007
	15.490810	22.350667	44.28%	20,347	2006
	11.930086	15.490810	29.85%	17,352	2005
	10.218272	11.930086	16.75%	17,130	2004
	7.721869	10.218272	32.33%	18,646	2003
	10.000000	7.721869	-22.78%	14,039	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	13.487751	16.584115	22.96%	0	2010
	7.658356	13.487751	76.12%	0	2009
	16.301067	7.658356	-53.02%	4,159	2008
	12.948047	16.301067	25.90%	4,159	2007
	8.978130	12.948047	44.22%	7,876	2006
	6.918472	8.978130	29.77%	10,920	2005
	5.926958	6.918472	16.73%	11,079	2004
	4.479412	5.926958	32.32%	11,901	2003
	6.134915	4.479412	-26.98%	20,975	2002
	8.147522	6.134915	-24.70%	37,089	2001

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ	11.563093	14.039775	21.42%	8,975	2010
	9.279686	11.563093	24.61%	151	2009

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	12.038713	13.168233	9.38%	618	2010
	9.996365	12.038713	20.43%	1,502	2009
	15.112583	9.996365	-33.85%	5,091	2008
	14.282895	15.112583	5.81%	1,908	2007
	12.050714	14.282895	18.52%	618	2006*

MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class - Q/NQ	10.000000	10.724430	7.24%	0	2010

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.898494	10.249691	3.55%	354	2010
	8.880976	9.898494	11.46%	354	2009
	10.430732	8.880976	-14.86%	0	2008
	10.123616	10.430732	3.03%	1,748	2007
	9.877916	10.123616	2.49%	2,655	2006
	9.900293	9.877916	-0.23%	2,534	2005
	9.988556	9.900293	-0.88%	847	2004
	10.000000	9.988556	-0.11%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	9.881167	11.624127	17.64%	0	2010
	8.184625	9.881167	20.73%	0	2009
	13.749672	8.184625	-40.47%	0	2008
	13.910027	13.749672	-1.15%	850	2007
	13.437060	13.910027	3.52%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	10.780466	13.025977	20.83%	0	2010
	8.340289	10.780466	29.26%	0	2009
	14.004101	8.340289	-40.44%	0	2008
	13.232854	14.004101	5.83%	0	2007
	11.832816	13.232854	11.83%	0	2006
	11.258724	11.832816	5.10%	0	2005
	10.000000	11.258724	12.59%	107	2004*

NVIT American Century NVIT Growth Fund: Class I - Q/NQ	6.444333	7.558008	17.28%	587	2010
	4.909233	6.444333	31.27%	587	2009
	8.144006	4.909233	-39.72%	587	2008
	6.927429	8.144006	17.56%	1,887	2007
	6.634147	6.927429	4.42%	587	2006
	6.333414	6.634147	4.75%	587	2005
	5.953998	6.333414	6.37%	587	2004
	4.560642	5.953998	30.55%	587	2003
	6.505832	4.560642	-29.90%	587	2002
	9.205900	6.505832	-29.33%	587	2001

NVIT American Century NVIT Multi Cap Value Fund: Class I - Q/NQ	12.425797	13.866343	11.59%	10,244	2010
	10.000000	12.425797	24.26%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	9.136156	10.065308	10.17%	33,546	2010
	7.527012	9.136156	21.38%	38,627	2009
	10.898553	7.527012	-30.94%	32,286	2008
	10.441173	10.898553	4.38%	23,031	2007
	10.000000	10.441173	4.41%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.320671	10.758440	4.24%	0	2010
	9.356954	10.320671	10.30%	7,193	2009
	10.556053	9.356954	-11.36%	6,326	2008
	10.423276	10.556053	1.27%	0	2007
	10.000000	10.423276	4.23%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.136054	11.095465	9.47%	28,541	2010
	7.278126	10.136054	39.27%	19,182	2009
	12.060105	7.278126	-39.65%	15	2008
	10.723164	12.060105	12.47%	23,411	2007
	10.000000	10.723164	7.23%	4,602	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	8.447133	9.819331	16.24%	7,119	2010
	6.188730	8.447133	36.49%	10,666	2009
	11.280075	6.188730	-45.14%	2,171	2008
	10.250695	11.280075	10.04%	0	2007
	10.000000	10.250695	2.51%	0	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	7.659289	8.359747	9.15%	772	2010
	5.958951	7.659289	28.53%	849	2009
	9.782890	5.958951	-39.09%	19,410	2008
	10.000000	9.782890	-2.17%	4,708	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	14.471327	16.104864	11.29%	3,848	2010
	10.078138	14.471327	43.59%	3,935	2009
	14.230330	10.078138	-29.18%	5,217	2008
	14.030561	14.230330	1.42%	7,876	2007
	12.897677	14.030561	8.78%	12,070	2006
	12.808565	12.897677	0.70%	14,378	2005
	11.829065	12.808565	8.28%	30,397	2004
	9.836609	11.829065	20.26%	24,240	2003
	9.689126	9.836609	1.52%	17,949	2002
	9.453988	9.689126	2.49%	4,535	2001

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.689363	13.009539	11.29%	1,185	2010
	8.136171	11.689363	43.67%	1,978	2009
	11.505618	8.136171	-29.29%	1,590	2008
	11.340421	11.505618	1.46%	4,026	2007
	10.425180	11.340421	8.78%	5,464	2006
	10.000000	10.425180	4.25%	1,895	2005*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ	7.709797	8.766116	13.70%	7,042	2010
	5.124937	7.709797	50.44%	7,323	2009
	10.000000	5.124937	-48.75%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	7.904167	9.606980	21.54%	0	2010
	6.110003	7.904167	29.36%	0	2009
	10.000000	6.110003	-38.90%	0	2008*

NVIT NVIT Cardinal (SM) Aggressive Fund: Class II - Q/NQ	8.058507	9.110982	13.06%	0	2010
	6.342067	8.058507	27.06%	0	2009
	10.000000	6.342067	-36.58%	7,413	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
NVIT NVIT Cardinal (SM) Balanced Fund: Class II - Q/NQ	9.310557	10.109875	8.59%	0	2010
	7.900737	9.310557	17.84%	0	2009
	10.000000	7.900737	-20.99%	0	2008*

NVIT NVIT Cardinal (SM) Capital Appreciation Fund: Class II - Q/NQ	8.768188	9.691973	10.54%	0	2010
	7.180256	8.768188	22.12%	0	2009
	10.000000	7.180256	-28.20%	0	2008*

NVIT NVIT Cardinal (SM) Conservative Fund: Class II - Q/NQ	10.057746	10.564529	5.04%	0	2010
	9.048338	10.057746	11.16%	0	2009
	10.000000	9.048338	-9.52%	0	2008*

NVIT NVIT Cardinal (SM) Moderate Fund: Class II - Q/NQ	9.039810	9.901666	9.53%	0	2010
	7.537235	9.039810	19.94%	0	2009
	10.000000	7.537235	-24.63%	0	2008*

NVIT NVIT Cardinal (SM) Moderately Aggressive Fund: Class II - Q/NQ	8.487804	9.459031	11.44%	0	2010
	6.818051	8.487804	24.49%	0	2009
	10.000000	6.818051	-31.82%	0	2008*

NVIT NVIT Cardinal (SM) Moderately Conservative Fund: Class II - Q/NQ	9.582985	10.276328	7.24%	0	2010
	8.279837	9.582985	15.74%	0	2009
	10.000000	8.279837	-17.20%	0	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	10.522958	11.079660	5.29%	0	2010
	9.835494	10.522958	6.99%	0	2009
	10.000000	9.835494	-1.65%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	11.244874	11.956729	6.33%	0	2010
	9.819515	11.244874	14.52%	0	2009
	10.000000	9.819515	-1.80%	0	2008*

NVIT NVIT Emerging Markets Fund: Class I - Q/NQ	21.817344	24.928611	14.26%	0	2010
	13.583195	21.817344	60.62%	0	2009
	32.699975	13.583195	-58.46%	0	2008
	22.840560	32.699975	43.17%	0	2007
	16.985684	22.840560	34.47%	0	2006
	13.020203	16.985684	30.46%	0	2005
	10.964194	13.020203	18.75%	0	2004
	6.745447	10.964194	62.54%	0	2003
	8.090952	6.745447	-16.63%	1,107	2002
	8.677386	8.090952	-6.76%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
NVIT NVIT Emerging Markets Fund: Class III - Q/NQ	24.186925	27.645366	14.30%	342	2010
	15.042758	24.186925	60.79%	2,210	2009
	36.271891	15.042758	-58.53%	2,141	2008
	25.340854	36.271891	43.14%	3,445	2007
	18.855195	25.340854	34.40%	5,491	2006
	14.451324	18.855195	30.47%	3,190	2005
	12.167999	14.451324	18.76%	2,877	2004
	7.488067	12.167999	62.50%	3,123	2003
	10.000000	7.488067	-25.12%	1,064	2002*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	14.281051	14.717057	3.05%	24,244	2010
	14.140468	14.281051	0.99%	33,348	2009
	13.347313	14.140468	5.94%	43,207	2008
	12.665762	13.347313	5.38%	16,290	2007
	12.461292	12.665762	1.64%	16,671	2006
	12.269348	12.461292	1.56%	16,330	2005
	12.081076	12.269348	1.56%	18,073	2004
	12.042881	12.081076	0.32%	37,473	2003
	11.033039	12.042881	9.15%	75,670	2002
	10.460250	11.033039	5.48%	34,809	2001

NVIT NVIT International Equity Fund: Class I - Q/NQ	10.245196	11.415524	11.42%	0	2010
	8.030285	10.245196	27.58%	0	2009

NVIT NVIT International Equity Fund: Class III - Q/NQ	16.434372	18.308307	11.40%	0	2010
	12.886474	16.434372	27.53%	0	2009
	24.282764	12.886474	-46.93%	1,517	2008
	19.419965	24.282764	25.04%	2,030	2007
	14.851148	19.419965	30.76%	7,713	2006
	11.599408	14.851148	28.03%	373	2005
	10.313672	11.599408	12.47%	134	2004
	7.748697	10.313672	33.10%	142	2003
	10.000000	7.748697	-22.51%	0	2002*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	8.257188	8.721870	5.63%	0	2010
	6.528074	8.257188	26.49%	168	2009
	11.663775	6.528074	-44.03%	168	2008
	10.842547	11.663775	7.57%	3,398	2007
	10.000000	10.842547	8.43%	175	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	11.788571	13.290291	12.74%	0	2010
	9.422814	11.788571	25.11%	3,204	2009
	15.170486	9.422814	-37.89%	3,936	2008
	14.558931	15.170486	4.20%	7,649	2007
	12.665956	14.558931	14.95%	2,053	2006
	11.931477	12.665956	6.16%	1,020	2005
	10.639301	11.931477	12.15%	9,167	2004
	8.203385	10.639301	29.69%	50,564	2003
	10.000000	8.203385	-17.97%	11,207	2002*

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	11.511714	12.433015	8.00%	0	2010
	10.000000	11.511714	15.12%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	12.069770	13.298836	10.18%	0	2010
	10.000000	12.069770	20.70%	0	2009*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.784925	12.273494	4.15%	12,778	2010
	10.984715	11.784925	7.28%	1,126	2009
	11.884834	10.984715	-7.57%	14,057	2008
	11.468184	11.884834	3.63%	20,997	2007
	10.983058	11.468184	4.42%	5,362	2006
	10.809357	10.983058	1.61%	7,429	2005
	10.502098	10.809357	2.93%	12,378	2004
	9.895838	10.502098	6.13%	12,273	2003
	10.000000	9.895838	-1.04%	7,218	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	11.945785	13.030994	9.08%	70,910	2010
	10.195277	11.945785	17.17%	102,952	2009
	13.497257	10.195277	-24.46%	297,116	2008
	12.989787	13.497257	3.91%	226,681	2007
	11.860570	12.989787	9.52%	196,549	2006
	11.447227	11.860570	3.61%	205,024	2005
	10.625957	11.447227	7.73%	256,615	2004
	8.999570	10.625957	18.07%	153,706	2003
	10.000000	8.999570	-10.00%	73,261	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	12.008250	13.325997	10.97%	26,213	2010
	9.815472	12.008250	22.34%	32,130	2009
	14.546762	9.815472	-32.52%	38,433	2008
	13.935085	14.546762	4.39%	60,247	2007
	12.369589	13.935085	12.66%	85,562	2006
	11.745826	12.369589	5.31%	89,605	2005
	10.654414	11.745826	10.24%	96,515	2004
	8.553922	10.654414	24.56%	155,540	2003
	10.000000	8.553922	-14.46%	85,161	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.017093	12.825438	6.73%	24,562	2010
	10.665626	12.017093	12.67%	5,398	2009
	12.765018	10.665626	-16.45%	38,056	2008
	12.261864	12.765018	4.10%	2,502	2007
	11.498511	12.261864	6.64%	2,611	2006
	11.188941	11.498511	2.77%	2,904	2005
	10.616601	11.188941	5.39%	3,235	2004
	9.494075	10.616601	11.82%	6,324	2003
	10.000000	9.494075	-5.06%	2,641	2002*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	21.289110	26.424307	24.12%	1,907	2010
	15.828437	21.289110	34.50%	3,684	2009
	25.331025	15.828437	-37.51%	5,933	2008
	23.947955	25.331025	5.78%	11,747	2007
	22.157413	23.947955	8.08%	16,516	2006
	20.096540	22.157413	10.25%	25,144	2005
	17.655987	20.096540	13.82%	31,884	2004
	13.332102	17.655987	32.43%	30,717	2003
	16.005443	13.332102	-16.70%	30,689	2002
	16.490935	16.005443	-2.94%	10,679	2001

NVIT NVIT Money Market Fund: Class I - Q/NQ	11.398912	11.210847	-1.65%	61,583	2010
	11.585286	11.398912	-1.61%	45,313	2009
	11.542601	11.585286	0.37%	29,376	2008
	11.200509	11.542601	3.05%	66,159	2007
	10.894355	11.200509	2.81%	78,777	2006
	10.788773	10.894355	0.98%	85,635	2005
	10.881482	10.788773	-0.85%	64,851	2004
	10.995248	10.881482	-1.03%	69,776	2003
	11.045897	10.995248	-0.46%	95,536	2002
	10.841575	11.045897	1.88%	78,798	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	14.063112	15.295503	8.76%	1,075	2010
	11.496194	14.063112	22.33%	1,134	2009
	14.132859	11.496194	-18.66%	5,289	2008
	13.735964	14.132859	2.89%	6,751	2007
	13.321271	13.735964	3.11%	4,020	2006
	13.255163	13.321271	0.50%	4,468	2005
	12.650922	13.255163	4.78%	8,502	2004
	11.473014	12.650922	10.27%	7,460	2003
	10.881227	11.473014	5.44%	9,224	2002
	10.619936	10.881227	2.46%	4,165	2001

NVIT NVIT Multi-Manager International Growth Fund: Class III - Q/NQ	8.149676	9.140387	12.16%	941	2010
	6.072420	8.149676	34.21%	1,978	2009
	10.000000	6.072420	-39.28%	0	2008*

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	14.770986	15.415417	4.36%	0	2010
	11.567338	14.770986	27.70%	0	2009
	21.916405	11.567338	-47.22%	1,162	2008
	21.651448	21.916405	1.22%	17,443	2007
	17.934223	21.651448	20.73%	15,578	2006
	16.272754	17.934223	10.21%	9,231	2005
	13.758110	16.272754	18.28%	2,031	2004
	10.000000	13.758110	37.58%	0	2003*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	8.033533	9.126546	13.61%	1,867	2010
	6.294094	8.033533	27.64%	195	2009
	10.000000	6.294094	-37.06%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ	10.000000	10.399117	3.99%	1,461	2010

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	7.867363	8.723860	10.89%	0	2010
	6.278351	7.867363	25.31%	0	2009
	10.000000	6.278351	-37.22%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ	7.764221	9.684178	24.73%	844	2010
	6.210174	7.764221	25.02%	880	2009

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	7.727184	9.611325	24.38%	12,946	2010
	6.200757	7.727184	24.62%	17,333	2009
	10.000000	6.200757	-37.99%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	8.575528	10.089948	17.66%	5,831	2010
	6.683090	8.575528	28.32%	7,277	2009
	10.000000	6.683090	-33.17%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	10.899692	13.448046	23.38%	1,317	2010
	8.694850	10.899692	25.36%	5,243	2009
	16.500572	8.694850	-47.31%	5,731	2008
	15.288267	16.500572	7.93%	7,338	2007
	15.061103	15.288267	1.51%	9,087	2006
	14.166800	15.061103	6.31%	10,128	2005
	12.700547	14.166800	11.54%	10,489	2004
	9.617770	12.700547	32.05%	24,830	2003
	14.659211	9.617770	-34.39%	27,020	2002
	16.719097	14.659211	-12.32%	5,104	2001

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	25.395119	31.621378	24.52%	7,425	2010
	20.458082	25.395119	24.13%	12,046	2009
	30.659723	20.458082	-33.27%	21,327	2008
	33.485668	30.659723	-8.44%	27,123	2007
	29.026186	33.485668	15.36%	30,268	2006
	28.631870	29.026186	1.38%	30,217	2005
	24.818800	28.631870	15.36%	33,675	2004
	16.087835	24.818800	54.27%	39,438	2003
	22.458672	16.087835	-28.37%	35,170	2002
	17.803398	22.458672	26.15%	4,425	2001

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	21.901665	26.994603	23.25%	2,351	2010
	16.532129	21.901665	32.48%	6,894	2009
	27.195852	16.532129	-39.21%	13,887	2008
	27.077341	27.195852	0.44%	27,559	2007
	24.572263	27.077341	10.19%	39,016	2006
	22.243450	24.572263	10.47%	38,815	2005
	19.001877	22.243450	17.06%	37,401	2004
	13.701015	19.001877	38.69%	42,660	2003
	16.851295	13.701015	-18.69%	45,981	2002
	18.367325	16.851295	-8.25%	8,037	2001

NVIT NVIT Nationwide Fund: Class I - Q/NQ	10.363320	11.563297	11.58%	5,877	2010
	8.356437	10.363320	24.02%	7,817	2009
	14.538377	8.356437	-42.52%	10,102	2008
	13.665574	14.538377	6.39%	17,800	2007
	12.227790	13.665574	11.76%	22,575	2006
	11.571236	12.227790	5.67%	22,074	2005
	10.720003	11.571236	7.94%	21,981	2004
	8.547905	10.720003	25.41%	24,022	2003
	10.516473	8.547905	-18.72%	24,124	2002
	12.127493	10.516473	-13.28%	17,329	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
NVIT NVIT Real Estate Fund: Class I - Q/NQ	7.185158	9.199628	28.04%	27,406	2010
	5.583979	7.185158	28.67%	32,246	2009
	10.000000	5.583979	-44.16%	0	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.358995	10.434627	0.73%	17,613	2010
	9.833644	10.358995	5.34%	17,783	2009
	10.000000	9.833644	-1.66%	0	2008*

NVIT NVIT Worldwide Leaders Fund: Class I - Q/NQ	13.075896	14.334019	9.62%	0	2010
	10.635869	13.075896	22.94%	0	2009
	19.430469	10.635869	-45.26%	0	2008
	16.478948	19.430469	17.91%	0	2007
	13.309808	16.478948	23.81%	562	2006
	11.339567	13.309808	17.37%	562	2005
	9.968174	11.339567	13.76%	562	2004
	7.449129	9.968174	33.82%	693	2003
	10.151774	7.449129	-26.62%	1,721	2002
	12.714940	10.151774	-20.16%	1,884	2001

NVIT NVIT Worldwide Leaders Fund: Class III - Q/NQ	17.754680	19.446007	9.53%	0	2010
	14.442226	17.754680	22.94%	0	2009
	26.377250	14.442226	-45.25%	813	2008
	22.362632	26.377250	17.95%	1,272	2007
	18.072006	22.362632	23.74%	2,177	2006
	15.396766	18.072006	17.38%	1,718	2005
	13.534705	15.396766	13.76%	813	2004
	10.000000	13.534705	35.35%	1,447	2003*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class I - Q/NQ	12.915827	13.820663	7.01%	72,448	2010
	10.000000	12.915827	29.16%	0	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	12.890526	13.482517	4.59%	298	2010
	10.000000	12.890526	28.91%	327	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	10.138888	11.544495	13.86%	981	2010
	8.019511	10.138888	26.43%	991	2009
	12.941561	8.019511	-38.03%	1,591	2008
	13.458229	12.941561	-3.84%	13,903	2007
	11.805622	13.458229	14.00%	31,672	2006
	11.514104	11.805622	2.53%	40,242	2005
	9.963657	11.514104	15.56%	29,815	2004
	7.707824	9.963657	29.27%	17,900	2003
	10.469799	7.707824	-26.38%	12,778	2002
	12.119427	10.469799	-13.61%	4,910	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	18.305112	20.879264	14.06%	3,231	2010
	13.323276	18.305112	37.39%	11,484	2009
	22.652004	13.323276	-41.18%	15,817	2008
	21.661296	22.652004	4.57%	20,369	2007
	18.713519	21.661296	15.75%	17,940	2006
	16.640631	18.713519	12.46%	19,003	2005
	14.194919	16.640631	17.23%	21,079	2004
	10.000000	14.194919	41.95%	18,749	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	11.406210	13.009145	14.05%	22,644	2010
	8.297510	11.406210	37.47%	34,721	2009
	14.105944	8.297510	-41.18%	62,904	2008
	13.491361	14.105944	4.56%	75,118	2007
	11.655041	13.491361	15.76%	90,001	2006
	10.366717	11.655041	12.43%	94,202	2005
	8.845490	10.366717	17.20%	104,836	2004
	6.288389	8.845490	40.66%	115,420	2003
	8.211680	6.288389	-23.42%	125,606	2002
	9.493145	8.211680	-13.50%	36,325	2001

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ	2.472500	2.788812	12.79%	0	2010
	1.983372	2.472500	24.66%	0	2009
	9.554138	1.983372	-79.24%	0	2008
	10.000000	9.554138	-4.46%	0	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	2.664526	3.008767	12.92%	0	2010
	2.161890	2.664526	23.25%	0	2009
	10.307058	2.161890	-79.03%	0	2008
	10.491592	10.307058	-1.76%	0	2007
	10.000000	10.491592	4.92%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	11.584325	13.228552	14.19%	6,923	2010
	9.181622	11.584325	26.17%	18,338	2009
	15.173013	9.181622	-39.49%	20,742	2008
	14.775327	15.173013	2.69%	26,515	2007
	13.060178	14.775327	13.13%	31,446	2006
	12.529835	13.060178	4.23%	32,562	2005
	11.639025	12.529835	7.65%	39,918	2004
	9.338857	11.639025	24.63%	48,707	2003
	11.693870	9.338857	-20.14%	52,745	2002
	13.236091	11.693870	-11.65%	33,147	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares - Q/NQ	8.002283	9.712507	21.37%	15,622	2010
	5.930641	8.002283	34.93%	180	2009
	9.699671	5.930641	-38.86%	180	2008
	9.984100	9.699671	-2.85%	180	2007
	10.000000	9.984100	-0.16%	189	2006*

Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares - Q/NQ	11.085415	13.897125	25.36%	15,284	2010
	8.499807	11.085415	30.42%	17,443	2009
	16.968927	8.499807	-49.91%	32,104	2008
	16.227583	16.968927	4.57%	46,111	2007
	16.025463	16.227583	1.26%	78,245	2006
	14.505376	16.025463	10.48%	86,465	2005
	12.313446	14.505376	17.80%	91,812	2004
	9.968740	12.313446	23.52%	83,445	2003
	14.037370	9.968740	-28.98%	62,452	2002
	20.768575	14.037370	-32.41%	17,360	2001

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (unhedged): Advisor Class - Q/NQ	10.845085	11.665801	7.57%	330	2010
	10.000000	10.845085	8.45%	363	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.924366	11.301282	3.45%	8,295	2010
	10.000000	10.924366	9.24%	5,789	2009*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ	10.000000	10.519755	5.20%	0	2010

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	10.256771	10.808313	5.38%	0	2010
	9.511461	10.256771	7.84%	0	2009
	10.770119	9.511461	-11.69%	3,651	2008
	10.385438	10.770119	3.70%	3,651	2007
	10.000000	10.385438	3.85%	0	2006*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	33.904538	36.594804	7.93%	0	2010
	26.475117	33.904538	28.06%	0	2009
	31.661206	26.475117	-16.38%	2,302	2008
	30.221133	31.661206	4.77%	3,105	2007
	27.729876	30.221133	8.98%	3,105	2006
	25.116712	27.729876	10.40%	3,231	2005
	23.203314	25.116712	8.25%	3,231	2004
	18.451021	23.203314	25.76%	5,105	2003
	17.176522	18.451021	7.42%	3,180	2002
	15.863998	17.176522	8.27%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Class R1 - Q/NQ	26.700686	33.943206	27.12%	2,735	2010
	17.224167	26.700686	55.02%	3,799	2009
	32.491558	17.224167	-46.99%	2,215	2008
	22.734416	32.491558	42.92%	1,692	2007
	18.560497	22.734416	22.49%	1,692	2006
	12.446323	18.560497	49.12%	0	2005
	10.000000	12.446323	24.46%	0	2004*

Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ	43.069151	53.728614	24.75%	66	2010
	20.541986	43.069151	109.66%	66	2009
	59.306449	20.541986	-65.36%	66	2008
	43.822423	59.306449	35.33%	954	2007
	31.941114	43.822423	37.20%	1,466	2006
	24.602994	31.941114	29.83%	1,466	2005
	19.870857	24.602994	23.81%	1,466	2004
	13.103231	19.870857	51.65%	3,554	2003
	13.721459	13.103231	-4.51%	4,422	2002
	14.210596	13.721459	-3.44%	4,036	2001

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Class R1 - Q/NQ	26.700686	33.943206	27.12%	2,735	2010
	17.224167	26.700686	55.02%	3,799	2009
	32.491558	17.224167	-46.99%	2,215	2008
	22.734416	32.491558	42.92%	1,692	2007
	18.560497	22.734416	22.49%	1,692	2006
	12.446323	18.560497	49.12%	0	2005
	10.000000	12.446323	24.46%	0	2004*

Van Eck Worldwide Insurance Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ	40.536170	51.523505	27.11%	36	2010
	26.163298	40.536170	54.94%	38	2009
	49.379822	26.163298	-47.02%	40	2008
	34.544385	49.379822	42.95%	43	2007
	28.212403	34.544385	22.44%	381	2006
	18.911846	28.212403	49.18%	4,398	2005
	15.478646	18.911846	22.18%	4,527	2004
	10.869895	15.478646	42.40%	5,768	2003
	11.374685	10.869895	-4.44%	310	2002
	12.915760	11.374685	-11.93%	310	2001

Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	13.055981	16.278538	24.68%	1,568	2010
	10.000000	13.055981	30.56%	1,705	2009*

Optional Benefits Elected (Total 1.70%)
(Variable account charges of 1.70% of the daily net assets of the variable account)
Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	13.906134	17.304699	24.44%	0	2010
	9.916493	13.906134	40.23%	0	2009
	15.701038	9.916493	-36.84%	0	2008*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.938727	12.336573	3.33%	0	2010
	11.019566	11.938727	8.34%	0	2009
	11.391105	11.019566	-3.26%	2,795	2008
	10.584296	11.391105	7.62%	4,187	2007
	10.598601	10.584296	-0.13%	0	2006
	10.615502	10.598601	-0.16%	3,204	2005
	10.206041	10.615502	4.01%	0	2004
	10.000000	10.206041	2.06%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	8.379453	9.402390	12.21%	0	2010
	7.218139	8.379453	16.09%	0	2009
	11.225835	7.218139	-35.70%	0	2008
	11.428768	11.225835	-1.78%	0	2007
	9.929177	11.428768	15.10%	0	2006
	9.653346	9.929177	2.86%	0	2005
	8.691036	9.653346	11.07%	0	2004
	6.834929	8.691036	27.16%	890	2003
	8.623786	6.834929	-20.74%	890	2002
	9.573565	8.623786	-9.92%	1,621	2001

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	10.058556	11.791438	17.23%	0	2010
	7.874490	10.058556	27.74%	0	2009
	10.589059	7.874490	-25.64%	0	2008
	11.027429	10.589059	-3.98%	0	2007
	10.000000	11.027429	10.27%	0	2006*

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	12.039340	12.989971	7.90%	0	2010
	10.000000	12.039340	20.39%	0	2009*

Credit Suisse Trust - International Equity Flex III Portfolio - Q/NQ	10.099384	11.142160	10.33%	0	2010
	10.000000	10.099384	0.99%	0	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	11.897305	14.715765	23.69%	1,594	2010
	9.680413	11.897305	22.90%	1,594	2009
	14.254844	9.680413	-32.09%	1,594	2008
	14.598370	14.254844	-2.35%	1,594	2007
	12.979641	14.598370	12.47%	2,975	2006
	12.312807	12.979641	5.42%	1,594	2005
	10.276639	12.312807	19.81%	1,594	2004
	7.587564	10.276639	35.44%	1,594	2003
	10.000000	7.587564	-24.12%	0	2002*

Dreyfus Socially Responsible Growth Fund Inc.: Initial Shares - Q/NQ	7.004877	7.906074	12.87%	0	2010
	5.327622	7.004877	31.48%	0	2009
	8.265192	5.327622	-35.54%	0	2008
	7.801519	8.265192	5.94%	0	2007
	7.267419	7.801519	7.35%	0	2006
	7.134773	7.267419	1.86%	0	2005
	6.833733	7.134773	4.41%	0	2004
	5.517158	6.833733	23.86%	0	2003
	7.899217	5.517158	-30.16%	0	2002
	10.380157	7.899217	-23.90%	0	2001

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	8.072997	9.113400	12.89%	5,089	2010
	6.500695	8.072997	24.19%	6,143	2009
	10.521014	6.500695	-38.21%	10,482	2008
	10.169522	10.521014	3.46%	9,468	2007
	8.956764	10.169522	13.54%	9,462	2006
	8.702901	8.956764	2.92%	9,363	2005
	8.001922	8.702901	8.76%	10,779	2004
	6.341490	8.001922	26.18%	15,357	2003
	8.309551	6.341490	-23.68%	16,052	2002
	9.626823	8.309551	-13.68%	7,291	2001

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	9.215280	10.446304	13.36%	0	2010
	7.649085	9.215280	20.48%	0	2009
	11.045665	7.649085	-30.75%	0	2008
	10.489561	11.045665	5.30%	0	2007
	9.160955	10.489561	14.50%	0	2006
	8.928061	9.160955	2.61%	0	2005
	8.646151	8.928061	3.26%	0	2004
	7.258882	8.646151	19.11%	0	2003
	8.866534	7.258882	-18.13%	0	2002
	9.946799	8.866534	-10.86%	4,369	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	14.430333	15.391419	6.66%	763	2010
	12.188974	14.430333	18.39%	28,783	2009
	13.374489	12.188974	-8.86%	28,783	2008
	12.911892	13.374489	3.58%	29,068	2007
	12.610701	12.911892	2.39%	29,457	2006
	12.663894	12.610701	-0.42%	29,856	2005
	12.432845	12.663894	1.86%	29,826	2004
	12.086367	12.432845	2.87%	47,014	2003
	11.248475	12.086367	7.45%	47,606	2002
	10.594913	11.248475	6.17%	1,766	2001

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom 2010 Portfolio: Service Class - Q/NQ	10.063301	11.152294	10.82%	0	2010
	8.245737	10.063301	22.04%	0	2009
	11.196038	8.245737	-26.35%	0	2008
	10.484257	11.196038	6.79%	0	2007
	10.000000	10.484257	4.84%	0	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom 2020 Portfolio: Service Class - Q/NQ	9.523576	10.721144	12.57%	0	2010
	7.523329	9.523576	26.59%	0	2009
	11.374367	7.523329	-33.86%	0	2008
	10.504183	11.374367	8.28%	0	2007
	10.000000	10.504183	5.04%	0	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom 2030 Portfolio: Service Class - Q/NQ	9.044919	10.313841	14.03%	0	2010
	7.002297	9.044919	29.17%	0	2009
	11.503856	7.002297	-39.13%	0	2008
	10.524279	11.503856	9.31%	0	2007
	10.000000	10.524279	5.24%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	8.703507	10.194669	17.13%	0	2010
	5.999758	8.703507	45.06%	0	2009
	13.386940	5.999758	-55.18%	0	2008
	9.351449	13.386940	43.15%	0	2007
	10.000000	9.351449	-6.49%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	9.312785	10.535840	13.13%	9,891	2010
	7.285831	9.312785	27.82%	10,744	2009
	12.936709	7.285831	-43.68%	10,506	2008
	12.977703	12.936709	-0.32%	11,376	2007
	10.993905	12.977703	18.04%	14,537	2006
	10.574610	10.993905	3.97%	11,999	2005
	9.658120	10.574610	9.49%	13,210	2004
	7.544918	9.658120	28.01%	17,009	2003
	9.247408	7.544918	-18.41%	14,391	2002
	9.912757	9.247408	-6.71%	13,126	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	5.898522	7.169893	21.55%	0	2010
	4.117850	5.898522	43.24%	0	2009
	9.322042	4.117850	-55.83%	0	2008
	7.707977	9.322042	20.94%	0	2007
	7.446189	7.707977	3.52%	0	2006
	6.957979	7.446189	7.02%	0	2005
	6.611555	6.957979	5.24%	1,887	2004
	5.187189	6.611555	27.46%	2,108	2003
	6.758171	5.187189	-23.25%	2,041	2002
	8.036133	6.758171	-15.90%	0	2001

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	7.033050	8.576777	21.95%	0	2010
	5.583142	7.033050	25.97%	1,173	2009
	10.764399	5.583142	-48.13%	2,656	2008
	8.632044	10.764399	24.70%	9,374	2007
	8.227083	8.632044	4.92%	5,104	2006
	7.919648	8.227083	3.88%	6,344	2005
	7.801994	7.919648	1.51%	6,344	2004
	5.977313	7.801994	30.53%	2,512	2003
	8.711728	5.977313	-31.39%	1,272	2002
	10.773174	8.711728	-19.13%	699	2001

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	10.087208	11.282982	11.85%	0	2010
	7.137243	10.087208	41.33%	0	2009
	9.689202	7.137243	-26.34%	0	2008
	9.602576	9.689202	0.90%	0	2007
	8.786070	9.602576	9.29%	4,178	2006
	8.717634	8.786070	0.79%	466	2005
	8.101344	8.717634	7.61%	4,567	2004
	6.490761	8.101344	24.81%	4,567	2003
	6.372448	6.490761	1.86%	0	2002
	7.358723	6.372448	-13.40%	604	2001

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ	10.196940	11.393124	11.73%	0	2010
	7.207015	10.196940	41.49%	1,897	2009
	9.772842	7.207015	-26.25%	1,897	2008
	10.000000	9.772842	-2.27%	0	2007*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	11.794012	12.483852	5.85%	4,827	2010
	10.372212	11.794012	13.71%	4,827	2009
	10.916785	10.372212	-4.99%	0	2008
	10.657751	10.916785	2.43%	0	2007
	10.394591	10.657751	2.53%	0	2006
	10.358379	10.394591	0.35%	0	2005
	10.101245	10.358379	2.55%	0	2004
	10.000000	10.101245	1.01%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	9.132006	11.553557	26.52%	0	2010
	6.634926	9.132006	37.64%	2,283	2009
	11.158385	6.634926	-40.54%	2,283	2008
	9.830032	11.158385	13.51%	0	2007
	10.000000	9.830032	-1.70%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	10.581339	11.753048	11.07%	0	2010
	8.513548	10.581339	24.29%	0	2009
	15.429063	8.513548	-44.82%	0	2008
	13.392845	15.429063	15.20%	0	2007
	11.550783	13.392845	15.95%	0	2006
	9.876226	11.550783	16.96%	0	2005
	8.852908	9.876226	11.56%	0	2004
	6.288770	8.852908	40.77%	0	2003
	8.031546	6.288770	-21.70%	0	2002
	10.379362	8.031546	-22.62%	0	2001

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	12.975013	14.413982	11.09%	1,436	2010
	10.435125	12.975013	24.34%	1,326	2009
	18.915891	10.435125	-44.83%	1,263	2008
	16.416913	18.915891	15.22%	3,842	2007
	14.158574	16.416913	15.95%	3,846	2006
	12.110746	14.158574	16.91%	3,949	2005
	10.855078	12.110746	11.57%	4,052	2004
	7.708483	10.855078	40.82%	0	2003
	10.000000	7.708483	-22.92%	0	2002*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	11.451772	14.235332	24.31%	1,041	2010
	7.401564	11.451772	54.72%	1,041	2009
	15.422507	7.401564	-52.01%	1,062	2008
	14.858647	15.422507	3.79%	1,062	2007
	13.007946	14.858647	14.23%	1,243	2006
	12.902636	13.007946	0.82%	1,242	2005
	11.515065	12.902636	12.05%	1,364	2004
	7.423709	11.515065	55.11%	189	2003
	10.000000	7.423709	-25.76%	201	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.423613	11.545028	10.76%	2,175	2010
	7.820175	10.423613	33.29%	0	2009
	11.309545	7.820175	-30.85%	0	2008
	11.089575	11.309545	1.98%	1,113	2007
	10.000000	11.089575	10.90%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	8.125063	10.241189	26.04%	0	2010
	6.399697	8.125063	26.96%	2,427	2009
	9.719744	6.399697	-34.16%	2,427	2008
	10.129883	9.719744	-4.05%	0	2007
	10.000000	10.129883	1.30%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	8.425280	9.131381	8.38%	0	2010
	6.580310	8.425280	28.04%	0	2009
	10.000000	6.580310	-34.20%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	10.627001	12.276071	15.52%	0	2010
	6.262201	10.627001	69.70%	0	2009
	13.460804	6.262201	-53.48%	0	2008
	10.641087	13.460804	26.50%	0	2007
	10.000000	10.641087	6.41%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	9.709886	10.347358	6.57%	0	2010
	7.199705	9.709886	34.87%	0	2009
	12.287718	7.199705	-41.41%	0	2008
	10.828723	12.287718	13.47%	0	2007
	10.000000	10.828723	8.29%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	13.853761	15.576602	12.44%	0	2010
	11.874402	13.853761	16.67%	0	2009
	11.373802	11.874402	4.40%	0	2008
	10.421750	11.373802	9.14%	0	2007
	10.000000	10.421750	4.22%	0	2006*

Invesco Funds - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	8.596596	9.735503	13.25%	0	2010
	7.244363	8.596596	18.67%	0	2009
	12.845375	7.244363	-43.60%	0	2008
	11.696400	12.845375	9.82%	0	2007
	11.218519	11.696400	4.26%	0	2006*

Invesco Funds - Invesco V.I. Capital Development Fund: Series II - Q/NQ	10.664672	12.420045	16.46%	0	2010
	7.640737	10.664672	39.58%	0	2009
	14.702008	7.640737	-48.03%	0	2008
	13.530439	14.702008	8.66%	0	2007
	11.839172	13.530439	14.29%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Ivy Funds Variable Asset Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	20.852791	22.276829	6.83%	0	2010
	16.964338	20.852791	22.92%	0	2009*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	8.836160	9.248831	4.67%	0	2010
	6.156160	8.836160	43.53%	2,335	2009
	11.245915	6.156160	-45.26%	2,335	2008
	8.373693	11.245915	34.30%	140	2007
	7.806451	8.373693	7.27%	140	2006
	7.055157	7.806451	10.65%	140	2005
	6.083963	7.055157	15.96%	1,085	2004
	5.147573	6.083963	18.19%	6,431	2003
	6.228852	5.147573	-17.36%	7,846	2002
	8.107133	6.228852	-23.17%	4,917	2001

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	12.002177	14.690952	22.40%	0	2010
	7.772210	12.002177	54.42%	0	2009
	14.093313	7.772210	-44.85%	0	2008
	11.776438	14.093313	19.67%	0	2007
	11.098352	11.776438	6.11%	0	2006
	10.141036	11.098352	9.44%	0	2005
	10.230953	10.141036	-0.88%	484	2004
	7.073630	10.230953	44.64%	514	2003
	10.000000	7.073630	-29.26%	0	2002*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	3.896141	4.764356	22.28%	0	2010
	2.526192	3.896141	54.23%	0	2009
	4.586938	2.526192	-44.93%	0	2008
	3.834638	4.586938	19.62%	0	2007
	3.617587	3.834638	6.00%	0	2006
	3.298923	3.617587	9.66%	0	2005
	3.337081	3.298923	-1.14%	0	2004
	2.317610	3.337081	43.99%	0	2003
	3.991639	2.317610	-41.94%	1,168	2002
	6.479020	3.991639	-38.39%	0	2001

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	23.210861	28.527753	22.91%	0	2010
	13.185794	23.210861	76.03%	1,148	2009
	28.069600	13.185794	-53.02%	1,148	2008
	22.297783	28.069600	25.89%	0	2007
	15.461983	22.297783	44.21%	0	2006
	11.913909	15.461983	29.78%	0	2005
	10.209599	11.913909	16.69%	0	2004
	7.719236	10.209599	32.26%	1,498	2003
	10.000000	7.719236	-22.81%	1,608	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	13.419831	16.492218	22.89%	0	2010
	7.623666	13.419831	76.03%	0	2009
	16.235545	7.623666	-53.04%	0	2008
	12.902589	16.235545	25.83%	0	2007
	8.951137	12.902589	44.14%	0	2006
	6.901163	8.951137	29.70%	0	2005
	5.915144	6.901163	16.67%	0	2004
	4.472745	5.915144	32.25%	0	2003
	6.128895	4.472745	-27.02%	0	2002
	8.143702	6.128895	-24.74%	2,677	2001

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ	11.529869	13.992337	21.36%	0	2010
	9.257720	11.529869	24.54%	0	2009

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	11.991826	13.110285	9.33%	0	2010
	9.962500	11.991826	20.37%	0	2009
	15.069070	9.962500	-33.89%	0	2008
	14.249058	15.069070	5.75%	0	2007
	12.028264	14.249058	18.46%	0	2006*

MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class - Q/NQ	10.000000	10.720815	7.21%	0	2010*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.864986	10.209806	3.50%	0	2010
	8.855412	9.864986	11.40%	0	2009
	10.405989	8.855412	-14.90%	0	2008
	10.104772	10.405989	2.98%	0	2007
	9.864528	10.104772	2.44%	0	2006
	9.891887	9.864528	-0.28%	0	2005
	9.985156	9.891887	-0.93%	0	2004
	10.000000	9.985156	-0.15%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	9.842719	11.573024	17.58%	0	2010
	8.156925	9.842719	20.67%	0	2009
	13.710117	8.156925	-40.50%	0	2008
	13.877105	13.710117	-1.20%	0	2007
	13.412068	13.877105	3.47%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	10.749471	12.981945	20.77%	1,860	2010
	8.320532	10.749471	29.19%	0	2009
	13.978067	8.320532	-40.47%	0	2008
	13.215001	13.978067	5.77%	0	2007
	11.822846	13.215001	11.78%	0	2006
	11.254941	11.822846	5.05%	0	2005
	10.000000	11.254941	12.55%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
NVIT American Century NVIT Growth Fund: Class I - Q/NQ	4.885505	5.726869	17.22%	0	2010
	3.723622	4.885505	31.20%	0	2009
	6.180327	3.723622	-39.75%	0	2008
	5.259774	6.180327	17.50%	7,388	2007
	5.039656	5.259774	4.37%	0	2006
	4.813650	5.039656	4.70%	0	2005
	4.527588	4.813650	6.32%	0	2004
	3.469794	4.527588	30.49%	0	2003
	4.952256	3.469794	-29.94%	0	2002
	7.011148	4.952256	-29.37%	0	2001

NVIT American Century NVIT Multi Cap Value Fund: Class I - Q/NQ	12.421582	13.854600	11.54%	976	2010
	10.000000	12.421582	24.22%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	9.119112	10.041443	10.11%	0	2010
	7.516796	9.119112	21.32%	0	2009
	10.889310	7.516796	-30.97%	0	2008
	10.437649	10.889310	4.33%	0	2007
	10.000000	10.437649	4.38%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.301441	10.732937	4.19%	0	2010
	9.344260	10.301441	10.24%	0	2009
	10.547109	9.344260	-11.40%	0	2008
	10.419772	10.547109	1.22%	0	2007
	10.000000	10.419772	4.20%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.117159	11.069150	9.41%	0	2010
	7.268248	10.117159	39.20%	0	2009
	12.049870	7.268248	-39.68%	0	2008
	10.719544	12.049870	12.41%	0	2007
	10.000000	10.719544	7.20%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	8.431393	9.796069	16.19%	0	2010
	6.180334	8.431393	36.42%	0	2009
	11.270518	6.180334	-45.16%	0	2008
	10.247234	11.270518	9.99%	0	2007
	10.000000	10.247234	2.47%	0	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	7.648876	8.344149	9.09%	0	2010
	5.953882	7.648876	28.47%	0	2009
	9.779553	5.953882	-39.12%	0	2008
	10.000000	9.779553	-2.20%	0	2007*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	13.295414	14.788691	11.23%	936	2010
	9.263916	13.295414	43.52%	947	2009
	13.087309	9.263916	-29.21%	947	2008
	12.910184	13.087309	1.37%	947	2007
	11.873788	12.910184	8.73%	947	2006
	11.797727	11.873788	0.64%	947	2005
	10.901080	11.797727	8.23%	1,037	2004
	9.069535	10.901080	20.19%	947	2003
	8.938092	9.069535	1.47%	2,386	2002
	8.725646	8.938092	2.43%	2,303	2001

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.661664	12.972115	11.24%	0	2010
	8.121026	11.661664	43.60%	1,686	2009
	11.490054	8.121026	-29.32%	1,686	2008
	11.330863	11.490054	1.40%	0	2007
	10.421681	11.330863	8.72%	113	2006
	10.000000	10.421681	4.22%	108	2005*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ	7.703242	8.754195	13.64%	5,818	2010
	5.123186	7.703242	50.36%	4,911	2009
	10.000000	5.123186	-48.77%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	7.897457	9.593953	21.48%	0	2010
	6.107929	7.897457	29.30%	0	2009
	10.000000	6.107929	-38.92%	0	2008*

NVIT NVIT Cardinal (SM) Aggressive Fund: Class II - Q/NQ	8.051675	9.098629	13.00%	0	2010
	6.339916	8.051675	27.00%	0	2009
	10.000000	6.339916	-36.60%	0	2008*

NVIT NVIT Cardinal (SM) Balanced Fund: Class II - Q/NQ	9.302682	10.096181	8.53%	0	2010
	7.898055	9.302682	17.78%	0	2009
	10.000000	7.898055	-21.02%	0	2008*

NVIT NVIT Cardinal (SM) Capital Appreciation Fund: Class II - Q/NQ	8.760766	9.678850	10.48%	0	2010
	7.177820	8.760766	22.05%	0	2009
	10.000000	7.177820	-28.22%	0	2008*

NVIT NVIT Cardinal (SM) Conservative Fund: Class II - Q/NQ	10.049218	10.550197	4.99%	0	2010
	9.045270	10.049218	11.10%	0	2009
	10.000000	9.045270	-9.55%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
NVIT NVIT Cardinal (SM) Moderate Fund: Class II - Q/NQ	9.032136	9.888232	9.48%	0	2010
	7.534670	9.032136	19.87%	0	2009
	10.000000	7.534670	-24.65%	0	2008*

NVIT NVIT Cardinal (SM) Moderately Aggressive Fund: Class II - Q/NQ	8.480594	9.446193	11.39%	0	2010
	6.815732	8.480594	24.43%	0	2009
	10.000000	6.815732	-31.84%	0	2008*

NVIT NVIT Cardinal (SM) Moderately Conservative Fund: Class II - Q/NQ	9.574869	10.262408	7.18%	0	2010
	8.277026	9.574869	15.68%	0	2009
	10.000000	8.277026	-17.23%	0	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	10.514058	11.064660	5.24%	0	2010
	9.832166	10.514058	6.94%	0	2009
	10.000000	9.832166	-1.68%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	11.235352	11.940533	6.28%	0	2010
	9.816183	11.235352	14.46%	0	2009
	10.000000	9.816183	-1.84%	0	2008*

NVIT NVIT Emerging Markets Fund: Class I - Q/NQ	21.714927	24.798986	14.20%	0	2010
	13.526313	21.714927	60.54%	0	2009
	32.579671	13.526313	-58.48%	0	2008
	22.768148	32.579671	43.09%	0	2007
	16.940420	22.768148	34.40%	0	2006
	12.992081	16.940420	30.39%	0	2005
	10.946077	12.992081	18.69%	0	2004
	6.737713	10.946077	62.46%	0	2003
	8.085801	6.737713	-16.67%	0	2002
	8.676322	8.085801	-6.81%	0	2001

NVIT NVIT Emerging Markets Fund: Class III - Q/NQ	24.092836	27.523843	14.24%	0	2010
	14.991860	24.092836	60.71%	2,030	2009
	36.167634	14.991860	-58.55%	3,001	2008
	25.280916	36.167634	43.06%	1,282	2007
	18.820135	25.280916	34.33%	61	2006
	14.431753	18.820135	30.41%	2,022	2005
	12.157699	14.431753	18.70%	85	2004
	7.485519	12.157699	62.42%	97	2003
	10.000000	7.485519	-25.15%	94	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
NVIT NVIT Government Bond Fund: Class I - Q/NQ	14.637532	15.076750	3.00%	1,915	2010
	14.500804	14.637532	0.94%	29,439	2009
	13.694396	14.500804	5.89%	30,628	2008
	13.001762	13.694396	5.33%	28,557	2007
	12.798374	13.001762	1.59%	28,557	2006
	12.607632	12.798374	1.51%	28,976	2005
	12.420485	12.607632	1.51%	29,269	2004
	12.387519	12.420485	0.27%	30,007	2003
	11.354552	12.387519	9.10%	36,086	2002
	10.770572	11.354552	5.42%	8,482	2001

NVIT NVIT International Equity Fund: Class I - Q/NQ	10.197126	11.356188	11.37%	0	2010
	7.996675	10.197126	27.52%	0	2009

NVIT NVIT International Equity Fund: Class III - Q/NQ	16.370417	18.227803	11.35%	0	2010
	12.842853	16.370417	27.47%	0	2009
	24.212910	12.842853	-46.96%	1,373	2008
	19.373993	24.212910	24.98%	1,895	2007
	14.823511	19.373993	30.70%	2,154	2006
	11.583693	14.823511	27.97%	0	2005
	10.304923	11.583693	12.41%	0	2004
	7.746056	10.304923	33.03%	0	2003
	10.000000	7.746056	-22.54%	0	2002*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	8.241771	8.701155	5.57%	0	2010
	6.519215	8.241771	26.42%	0	2009
	11.653883	6.519215	-44.06%	0	2008
	10.838892	11.653883	7.52%	0	2007
	10.000000	10.838892	8.39%	0	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	11.741097	13.230055	12.68%	7,343	2010
	9.389637	11.741097	25.04%	7,343	2009
	15.124787	9.389637	-37.92%	7,343	2008
	14.522502	15.124787	4.15%	18,257	2007
	12.640673	14.522502	14.89%	18,257	2006
	11.913697	12.640673	6.10%	18,257	2005
	10.628853	11.913697	12.09%	18,257	2004
	8.199498	10.628853	29.63%	18,257	2003
	10.000000	8.199498	-18.01%	0	2002*

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	11.507802	12.422474	7.95%	0	2010
	10.000000	11.507802	15.08%	0	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	12.065671	13.287558	10.13%	0	2010
	10.000000	12.065671	20.66%	0	2009*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.737507	12.217905	4.09%	0	2010
	10.946084	11.737507	7.23%	0	2009
	11.849056	10.946084	-7.62%	0	2008
	11.439502	11.849056	3.58%	0	2007
	10.961134	11.439502	4.36%	0	2006
	10.793259	10.961134	1.56%	0	2005
	10.491789	10.793259	2.87%	2,035	2004
	9.891153	10.491789	6.07%	27,892	2003
	10.000000	9.891153	-1.09%	11,835	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	11.897721	12.971979	9.03%	0	2010
	10.159426	11.897721	17.11%	0	2009
	13.456647	10.159426	-24.50%	0	2008
	12.957311	13.456647	3.85%	949	2007
	11.836907	12.957311	9.47%	4,067	2006
	11.430176	11.836907	3.56%	4,147	2005
	10.615527	11.430176	7.67%	1,114	2004
	8.995312	10.615527	18.01%	7,126	2003
	10.000000	8.995312	-10.05%	1,182	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	11.959902	13.265593	10.92%	0	2010
	9.780927	11.959902	22.28%	0	2009
	14.502953	9.780927	-32.56%	0	2008
	13.900226	14.502953	4.34%	0	2007
	12.344896	13.900226	12.60%	7,375	2006
	11.728326	12.344896	5.26%	7,375	2005
	10.643945	11.728326	10.19%	7,375	2004
	8.549857	10.643945	24.49%	53,687	2003
	10.000000	8.549857	-14.50%	7,375	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.968718	12.767323	6.67%	0	2010
	10.628096	11.968718	12.61%	0	2009
	12.726582	10.628096	-16.49%	0	2008
	12.231204	12.726582	4.05%	0	2007
	11.475585	12.231204	6.58%	0	2006
	11.172292	11.475585	2.71%	0	2005
	10.606188	11.172292	5.34%	10,187	2004
	9.489589	10.606188	11.77%	30,477	2003
	10.000000	9.489589	-5.10%	46,118	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	16.661606	20.670084	24.06%	2,378	2010
	12.394191	16.661606	34.43%	2,408	2009
	19.845137	12.394191	-37.55%	3,383	2008
	18.771190	19.845137	5.72%	2,525	2007
	17.376513	18.771190	8.03%	4,667	2006
	15.768301	17.376513	10.20%	3,522	2005
	13.860424	15.768301	13.76%	1,332	2004
	10.471383	13.860424	32.36%	439	2003
	12.577501	10.471383	-16.75%	0	2002
	12.965645	12.577501	-2.99%	985	2001

NVIT NVIT Money Market Fund: Class I - Q/NQ	11.137615	10.948291	-1.70%	6,176	2010
	11.325476	11.137615	-1.66%	6,228	2009
	11.289488	11.325476	0.32%	6,228	2008
	10.960502	11.289488	3.00%	7,143	2007
	10.666317	10.960502	2.76%	2,802	2006
	10.568302	10.666317	0.93%	2,314	2005
	10.664538	10.568302	-0.90%	2,314	2004
	10.781517	10.664538	-1.08%	4,823	2003
	10.836691	10.781517	-0.51%	80,590	2002
	10.641677	10.836691	1.83%	5,411	2001

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	13.551342	14.731399	8.71%	2,337	2010
	11.083470	13.551342	22.27%	2,445	2009
	13.632414	11.083470	-18.70%	3,145	2008
	13.256349	13.632414	2.84%	3,451	2007
	12.862646	13.256349	3.06%	3,202	2006
	12.805314	12.862646	0.45%	4,235	2005
	12.227805	12.805314	4.72%	3,611	2004
	11.094926	12.227805	10.21%	6,144	2003
	10.527978	11.094926	5.39%	14,988	2002
	10.280419	10.527978	2.41%	4,015	2001

NVIT NVIT Multi-Manager International Growth Fund: Class III - Q/NQ	8.142763	9.127989	12.10%	0	2010
	6.070359	8.142763	34.14%	0	2009
	10.000000	6.070359	-39.30%	0	2008*

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	14.720979	15.355440	4.31%	0	2010
	11.534047	14.720979	27.63%	0	2009
	21.864487	11.534047	-47.25%	0	2008
	21.611209	21.864487	1.17%	0	2007
	17.909961	21.611209	20.67%	183	2006
	16.258970	17.909961	10.15%	183	2005
	13.753445	16.258970	18.22%	2,068	2004
	10.000000	13.753445	37.53%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	8.026722	9.114191	13.55%	625	2010
	6.291956	8.026722	27.57%	659	2009
	10.000000	6.291956	-37.08%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ	10.000000	10.395573	3.96%	0	2010*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	7.860693	8.712042	10.83%	0	2010
	6.276217	7.860693	25.25%	0	2009
	10.000000	6.276217	-37.24%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ	7.757631	9.671044	24.66%	0	2010
	6.208058	7.757631	24.96%	0	2009

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	7.720646	9.598319	24.32%	2,194	2010
	6.198650	7.720646	24.55%	2,276	2009
	10.000000	6.198650	-38.01%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	8.568256	10.076273	17.60%	0	2010
	6.680815	8.568256	28.25%	0	2009
	10.000000	6.680815	-33.19%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	10.840720	13.368487	23.32%	0	2010
	8.652209	10.840720	25.29%	0	2009
	16.428033	8.652209	-47.33%	0	2008
	15.228839	16.428033	7.87%	313	2007
	15.010175	15.228839	1.46%	476	2006
	14.126052	15.010175	6.26%	949	2005
	12.670461	14.126052	11.49%	952	2004
	9.599855	12.670461	31.99%	3,727	2003
	14.639366	9.599855	-34.42%	15,452	2002
	16.705019	14.639366	-12.37%	197	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	18.156682	22.596774	24.45%	511	2010
	14.634307	18.156682	24.07%	517	2009
	21.943047	14.634307	-33.31%	517	2008
	23.977837	21.943047	-8.49%	517	2007
	20.795111	23.977837	15.31%	1,472	2006
	20.523009	20.795111	1.33%	850	2005
	17.798875	20.523009	15.31%	1,137	2004
	11.543278	17.798875	54.19%	1,399	2003
	16.122666	11.543278	-28.40%	1,251	2002
	12.787277	16.122666	26.08%	61,949	2001

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	17.948705	22.111198	23.19%	0	2010
	13.555192	17.948705	32.41%	0	2009
	22.310072	13.555192	-39.24%	0	2008
	22.224214	22.310072	0.39%	1,522	2007
	20.178364	22.224214	10.14%	1,522	2006
	18.275241	20.178364	10.41%	0	2005
	15.619903	18.275241	17.00%	0	2004
	11.268207	15.619903	38.62%	0	2003
	13.866158	11.268207	-18.74%	0	2002
	15.121378	13.866158	-8.30%	3,069	2001

NVIT NVIT Nationwide Fund: Class I - Q/NQ	8.064012	8.993192	11.52%	961	2010
	6.505702	8.064012	23.95%	972	2009
	11.324266	6.505702	-42.55%	972	2008
	10.649866	11.324266	6.33%	972	2007
	9.534200	10.649866	11.70%	972	2006
	9.026851	9.534200	5.62%	973	2005
	8.367042	9.026851	7.89%	973	2004
	6.675091	8.367042	25.35%	973	2003
	8.216536	6.675091	-18.76%	6,544	2002
	9.480069	8.216536	-13.33%	973	2001

NVIT NVIT Real Estate Fund: Class I - Q/NQ	10.350221	10.420487	0.68%	0	2010
	9.830311	10.350221	5.29%	0	2009
	10.000000	9.830311	-1.70%	0	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.350221	10.420487	0.68%	0	2010
	9.830311	10.350221	5.29%	0	2009
	10.000000	9.830311	-1.70%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
NVIT NVIT Worldwide Leaders Fund: Class I - Q/NQ	9.866849	10.810719	9.57%	0	2010
	8.029729	9.866849	22.88%	0	2009
	14.676850	8.029729	-45.29%	0	2008
	12.453767	14.676850	17.85%	0	2007
	10.063836	12.453767	23.75%	0	2006
	8.578434	10.063836	17.32%	0	2005
	7.544804	8.578434	13.70%	0	2004
	5.641033	7.544804	33.75%	0	2003
	7.691601	5.641033	-26.66%	0	2002
	9.638561	7.691601	-20.20%	0	2001

NVIT NVIT Worldwide Leaders Fund: Class III - Q/NQ	17.694588	19.370359	9.47%	0	2010
	14.400670	17.694588	22.87%	1,026	2009
	26.314770	14.400670	-45.28%	1,026	2008
	22.321059	26.314770	17.89%	0	2007
	18.047559	22.321059	23.68%	0	2006
	15.383743	18.047559	17.32%	0	2005
	13.530129	15.383743	13.70%	0	2004
	10.000000	13.530129	35.30%	0	2003*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class I - Q/NQ	12.911434	13.808941	6.95%	12,058	2010
	10.000000	12.911434	29.11%	0	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	12.886142	13.471087	4.54%	0	2010
	10.000000	12.886142	28.86%	0	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	7.887116	8.975974	13.81%	727	2010
	6.241606	7.887116	26.36%	767	2009
	10.077576	6.241606	-38.06%	767	2008
	10.485261	10.077576	-3.89%	767	2007
	9.202382	10.485261	13.94%	767	2006
	8.979694	9.202382	2.48%	767	2005
	7.774478	8.979694	15.50%	2,607	2004
	6.017346	7.774478	29.20%	767	2003
	8.177730	6.017346	-26.42%	0	2002
	9.471062	8.177730	-13.66%	291	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	18.243138	20.798018	14.00%	0	2010
	13.284926	18.243138	37.32%	0	2009
	22.598324	13.284926	-41.21%	0	2008
	21.621027	22.598324	4.52%	0	2007
	18.688207	21.621027	15.69%	0	2006
	16.626541	18.688207	12.40%	0	2005
	14.190099	16.626541	17.17%	52	2004
	10.000000	14.190099	41.90%	1,144	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	11.350309	12.938807	14.00%	1,869	2010
	8.261035	11.350309	37.40%	1,869	2009
	14.051084	8.261035	-41.21%	1,869	2008
	13.445762	14.051084	4.50%	1,869	2007
	11.621530	13.445762	15.70%	1,869	2006
	10.342152	11.621530	12.37%	1,869	2005
	8.829014	10.342152	17.14%	2,070	2004
	6.279861	8.829014	40.59%	2,473	2003
	8.204726	6.279861	-23.46%	2,557	2002
	9.489961	8.204726	-13.54%	0	2001

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ	2.469149	2.783619	12.74%	0	2010
	1.981687	2.469149	24.60%	0	2009
	9.550890	1.981687	-79.25%	0	2008
	10.000000	9.550890	-4.49%	0	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	2.659550	3.001625	12.86%	0	2010
	2.158949	2.659550	23.19%	0	2009
	10.298312	2.158949	-79.04%	0	2008
	10.488054	10.298312	-1.81%	0	2007
	10.000000	10.488054	4.88%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	8.426197	9.617272	14.14%	0	2010
	6.681916	8.426197	26.10%	0	2009
	11.047780	6.681916	-39.52%	0	2008
	10.763720	11.047780	2.64%	0	2007
	9.519072	10.763720	13.08%	0	2006
	9.137147	9.519072	4.18%	3,366	2005
	8.491851	9.137147	7.60%	3,366	2004
	6.817103	8.491851	24.57%	1,140	2003
	8.540552	6.817103	-20.18%	1,140	2002
	9.671852	8.540552	-11.70%	1,905	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares - Q/NQ	7.987353	9.689461	21.31%	0	2010
	5.922587	7.987353	34.86%	2,656	2009
	9.691444	5.922587	-38.89%	2,656	2008
	9.980733	9.691444	-2.90%	0	2007
	10.000000	9.980733	-0.19%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares - Q/NQ	7.450703	9.335767	25.30%	0	2010
	5.715778	7.450703	30.35%	0	2009
	11.416738	5.715778	-49.94%	0	2008
	10.923544	11.416738	4.51%	1,249	2007
	10.792970	10.923544	1.21%	1,249	2006
	9.774156	10.792970	10.42%	2,819	2005
	8.301377	9.774156	17.74%	1,249	2004
	6.724059	8.301377	23.46%	2,819	2003
	9.473229	6.724059	-29.02%	6,496	2002
	14.023027	9.473229	-32.45%	0	2001

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (unhedged): Advisor Class - Q/NQ	10.841398	11.655907	7.51%	0	2010
	10.000000	10.841398	8.41%	0	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.920652	11.291696	3.40%	0	2010
	10.000000	10.920652	9.21%	0	2009*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ	10.000000	10.516214	5.16%	0	2010*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	10.237665	10.782688	5.32%	0	2010
	9.498565	10.237665	7.78%	0	2009
	10.760988	9.498565	-11.73%	0	2008
	10.381939	10.760988	3.65%	0	2007
	10.000000	10.381939	3.82%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	26.116941	28.174937	7.88%	0	2010
	20.404365	26.116941	28.00%	0	2009
	24.413707	20.404365	-16.42%	0	2008
	23.315194	24.413707	4.71%	0	2007
	21.404075	23.315194	8.93%	0	2006
	19.396867	21.404075	10.35%	0	2005
	17.928317	19.396867	8.19%	0	2004
	14.263644	17.928317	25.69%	53	2003
	13.285149	14.263644	7.37%	62	2002
	12.276257	13.285149	8.22%	0	2001

Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Class R1 - Q/NQ	21.991657	27.425810	24.71%	0	2010
	10.483599	21.991657	109.77%	0	2009
	30.257475	10.483599	-65.35%	0	2008
	22.377079	30.257475	35.22%	0	2007
	16.313414	22.377079	37.17%	0	2006
	12.584599	16.313414	29.63%	0	2005
	10.000000	12.584599	25.85%	0	2004*

Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ	26.890464	33.528738	24.69%	0	2010
	12.832010	26.890464	109.56%	0	2009
	37.066048	12.832010	-65.38%	0	2008
	27.402650	37.066048	35.26%	0	2007
	19.983261	27.402650	37.13%	0	2006
	15.400121	19.983261	29.76%	0	2005
	12.444385	15.400121	23.75%	0	2004
	8.210254	12.444385	51.57%	0	2003
	8.602001	8.210254	-4.55%	0	2002
	8.913211	8.602001	-3.49%	0	2001

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Class R1 - Q/NQ	26.623921	33.828442	27.06%	341	2010
	17.183383	26.623921	54.94%	343	2009
	32.431172	17.183383	-47.02%	300	2008
	22.703760	32.431172	42.84%	409	2007
	18.544874	22.703760	22.43%	436	2006
	12.442137	18.544874	49.05%	546	2005
	10.000000	12.442137	24.42%	708	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ	34.171384	43.411488	27.04%	0	2010
	22.066487	34.171384	54.86%	0	2009
	41.668880	22.066487	-47.04%	0	2008
	29.164988	41.668880	42.87%	0	2007
	23.831127	29.164988	22.38%	0	2006
	15.982999	23.831127	49.10%	0	2005
	13.088136	15.982999	22.12%	0	2004
	9.195824	13.088136	42.33%	560	2003
	9.627768	9.195824	-4.49%	0	2002
	10.937759	9.627768	-11.98%	0	2001

Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	13.051557	16.264770	24.62%	0	2010
	10.000000	13.051557	30.52%	0	2009*

Optional Benefits Elected (Total 1.75%)
(Variable account charges of 1.75% of the daily net assets of the variable account)
Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	13.851931	17.228495	24.38%	0	2010
	9.882870	13.851931	40.16%	0	2009
	15.655792	9.882870	-36.87%	0	2008*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.898278	12.288522	3.28%	6,012	2010
	10.987820	11.898278	8.29%	6,113	2009
	11.364069	10.987820	-3.31%	6,271	2008
	10.564578	11.364069	7.57%	4,265	2007
	10.584226	10.564578	-0.19%	4,154	2006
	10.606483	10.584226	-0.21%	4,071	2005
	10.202557	10.606483	3.96%	643	2004
	10.000000	10.202557	2.03%	643	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	8.334107	9.346757	12.15%	2,895	2010
	7.182722	8.334107	16.03%	4,683	2009
	11.176437	7.182722	-35.73%	4,688	2008
	11.384294	11.176437	-1.83%	7,528	2007
	9.895561	11.384294	15.04%	7,899	2006
	9.625539	9.895561	2.81%	7,959	2005
	8.670410	9.625539	11.02%	9,573	2004
	6.822181	8.670410	27.09%	9,317	2003
	8.612091	6.822181	-20.78%	8,524	2002
	9.565494	8.612091	-9.97%	8,127	2001

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	10.039771	11.763414	17.17%	554	2010
	7.863789	10.039771	27.67%	655	2009
	10.580065	7.863789	-25.67%	640	2008
	11.023713	10.580065	-4.02%	0	2007
	10.000000	11.023713	10.24%	0	2006*

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	12.035254	12.978965	7.84%	0	2010
	10.000000	12.035254	20.35%	0	2009*

Credit Suisse Trust - International Equity Flex III Portfolio - Q/NQ	10.099102	11.136180	10.27%	0	2010
	10.000000	10.099102	0.99%	0	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	11.850957	14.650990	23.63%	0	2010
	9.647621	11.850957	22.84%	709	2009
	14.213808	9.647621	-32.13%	709	2008
	14.563792	14.213808	-2.40%	709	2007
	12.955471	14.563792	12.41%	709	2006
	12.296116	12.955471	5.36%	709	2005
	10.267923	12.296116	19.75%	598	2004
	7.584974	10.267923	35.37%	319	2003
	10.000000	7.584974	-24.15%	0	2002*

Dreyfus Socially Responsible Growth Fund Inc.: Initial Shares - Q/NQ	6.966964	7.859299	12.81%	0	2010
	5.301486	6.966964	31.42%	0	2009
	8.228838	5.301486	-35.57%	0	2008
	7.771180	8.228838	5.89%	0	2007
	7.242824	7.771180	7.29%	0	2006
	7.114235	7.242824	1.81%	726	2005
	6.817526	7.114235	4.35%	726	2004
	5.506865	6.817526	23.80%	726	2003
	7.888512	5.506865	-30.19%	726	2002
	10.371408	7.888512	-23.94%	726	2001

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	8.029310	9.059475	12.83%	1,721	2010
	6.468806	8.029310	24.12%	2,300	2009
	10.474745	6.468806	-38.24%	8,877	2008
	10.129984	10.474745	3.40%	14,031	2007
	8.926469	10.129984	13.48%	15,190	2006
	8.677868	8.926469	2.86%	17,952	2005
	7.982961	8.677868	8.70%	14,576	2004
	6.329672	7.982961	26.12%	19,939	2003
	8.298290	6.329672	-23.72%	24,587	2002
	9.618706	8.298290	-13.73%	16,046	2001

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	9.165378	10.384462	13.30%	172	2010
	7.611539	9.165378	20.41%	181	2009
	10.997056	7.611539	-30.79%	193	2008
	10.448742	10.997056	5.25%	205	2007
	9.129937	10.448742	14.44%	216	2006
	8.902348	9.129937	2.56%	226	2005
	8.625637	8.902348	3.21%	1,414	2004
	7.245341	8.625637	19.05%	1,480	2003
	8.854519	7.245341	-18.17%	1,538	2002
	9.938414	8.854519	-10.91%	1,625	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	14.352224	15.300326	6.61%	194	2010
	12.129179	14.352224	18.33%	196	2009
	13.315654	12.129179	-8.91%	211	2008
	12.861674	13.315654	3.53%	2,438	2007
	12.568036	12.861674	2.34%	2,414	2006
	12.627451	12.568036	-0.47%	2,372	2005
	12.403369	12.627451	1.81%	2,606	2004
	12.063856	12.403369	2.81%	3,169	2003
	11.233244	12.063856	7.39%	60,107	2002
	10.585977	11.233244	6.11%	2,362	2001

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom 2010 Portfolio: Service Class - Q/NQ	10.044514	11.125829	10.77%	0	2010
	8.234540	10.044514	21.98%	0	2009
	11.186527	8.234540	-26.39%	0	2008
	10.480714	11.186527	6.73%	0	2007
	10.000000	10.480714	4.81%	0	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom 2020 Portfolio: Service Class - Q/NQ	9.505804	10.695700	12.52%	0	2010
	7.513113	9.505804	26.52%	0	2009
	11.364720	7.513113	-33.89%	0	2008
	10.500643	11.364720	8.23%	0	2007
	10.000000	10.500643	5.01%	0	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom 2030 Portfolio: Service Class - Q/NQ	9.028059	10.289386	13.97%	0	2010
	6.992800	9.028059	29.11%	0	2009
	11.494100	6.992800	-39.16%	0	2008
	10.520727	11.494100	9.25%	0	2007
	10.000000	10.520727	5.21%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	8.687244	10.170447	17.07%	0	2010
	5.991605	8.687244	44.99%	0	2009
	13.375568	5.991605	-55.20%	0	2008
	9.348281	13.375568	43.08%	0	2007
	10.000000	9.348281	-6.52%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	9.262405	10.473510	13.08%	2,799	2010
	7.250103	9.262405	27.76%	6,616	2009
	12.879844	7.250103	-43.71%	13,538	2008
	12.927267	12.879844	-0.37%	13,852	2007
	10.956738	12.927267	17.98%	15,335	2006
	10.544204	10.956738	3.91%	19,991	2005
	9.635243	10.544204	9.43%	17,708	2004
	7.530864	9.635243	27.94%	17,013	2003
	9.234883	7.530864	-18.45%	15,993	2002
	9.904395	9.234883	-6.76%	2,362	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	5.866617	7.127482	21.49%	0	2010
	4.097654	5.866617	43.17%	190	2009
	9.281055	4.097654	-55.85%	4,211	2008
	7.678015	9.281055	20.88%	4,920	2007
	7.421012	7.678015	3.46%	4,932	2006
	6.937965	7.421012	6.96%	4,942	2005
	6.595891	6.937965	5.19%	9,452	2004
	5.177522	6.595891	27.39%	9,520	2003
	6.749005	5.177522	-23.28%	9,579	2002
	8.029346	6.749005	-15.95%	10,085	2001

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	6.994978	8.526012	21.89%	7,269	2010
	5.555748	6.994978	25.91%	4,276	2009
	10.717047	5.555748	-48.16%	4,291	2008
	8.598464	10.717047	24.64%	10,156	2007
	8.199242	8.598464	4.87%	17,716	2006
	7.896862	8.199242	3.83%	22,018	2005
	7.783505	7.896862	1.46%	39,846	2004
	5.966173	7.783505	30.46%	42,815	2003
	8.699922	5.966173	-31.42%	42,602	2002
	10.764092	8.699922	-19.18%	24,355	2001

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	10.032625	11.216214	11.80%	0	2010
	7.102221	10.032625	41.26%	0	2009
	9.646583	7.102221	-26.38%	0	2008
	9.565232	9.646583	0.85%	0	2007
	8.756341	9.565232	9.24%	430	2006
	8.692546	8.756341	0.73%	449	2005
	8.082144	8.692546	7.55%	2,359	2004
	6.478666	8.082144	24.75%	2,854	2003
	6.363800	6.478666	1.80%	3,965	2002
	7.352510	6.363800	-13.45%	4,306	2001

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ	10.183117	11.371889	11.67%	262	2010
	7.200894	10.183117	41.41%	283	2009
	9.769508	7.200894	-26.29%	359	2008
	10.000000	9.769508	-2.30%	412	2007*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	11.754079	12.435257	5.80%	6,475	2010
	10.342347	11.754079	13.65%	6,296	2009
	10.890884	10.342347	-5.04%	2,955	2008
	10.637906	10.890884	2.38%	0	2007
	10.380507	10.637906	2.48%	0	2006
	10.349600	10.380507	0.30%	0	2005
	10.097816	10.349600	2.49%	0	2004
	10.000000	10.097816	0.98%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	9.114962	11.526142	26.45%	1,329	2010
	6.625909	9.114962	37.57%	1,256	2009
	11.148913	6.625909	-40.57%	495	2008
	9.826712	11.148913	13.46%	516	2007
	10.000000	9.826712	-1.73%	516	2006*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	10.524057	11.683484	11.02%	0	2010
	8.471764	10.524057	24.23%	0	2009
	15.361166	8.471764	-44.85%	2,324	2008
	13.340733	15.361166	15.14%	2,324	2007
	11.511681	13.340733	15.89%	2,324	2006
	9.847782	11.511681	16.90%	2,324	2005
	8.831911	9.847782	11.50%	2,324	2004
	6.277043	8.831911	40.70%	2,995	2003
	8.020658	6.277043	-21.74%	2,995	2002
	10.370604	8.020658	-22.66%	3,814	2001

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	12.924493	14.350569	11.03%	0	2010
	10.399791	12.924493	24.28%	0	2009
	18.861459	10.399791	-44.86%	423	2008
	16.378046	18.861459	15.16%	0	2007
	14.132218	16.378046	15.89%	0	2006
	12.094330	14.132218	16.85%	0	2005
	10.845870	12.094330	11.51%	0	2004
	7.705852	10.845870	40.75%	0	2003
	10.000000	7.705852	-22.94%	0	2002*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	11.407165	14.172684	24.24%	1,035	2010
	7.376482	11.407165	54.64%	1,066	2009
	15.378089	7.376482	-52.03%	1,136	2008
	14.823438	15.378089	3.74%	1,396	2007
	12.983709	14.823438	14.17%	1,415	2006
	12.885137	12.983709	0.77%	4,443	2005
	11.505305	12.885137	11.99%	6,451	2004
	7.421189	11.505305	55.03%	6,075	2003
	10.000000	7.421189	-25.79%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.404178	11.517649	10.70%	14,119	2010
	7.809563	10.404178	33.22%	14,133	2009
	11.299943	7.809563	-30.89%	16,522	2008
	11.085844	11.299943	1.93%	4,956	2007
	10.000000	11.085844	10.86%	1,170	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	8.109914	10.216906	25.98%	3,990	2010
	6.391007	8.109914	26.90%	4,185	2009
	9.711503	6.391007	-34.19%	1,071	2008
	10.126467	9.711503	-4.10%	0	2007
	10.000000	10.126467	1.26%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	8.418116	9.118982	8.33%	0	2010
	6.578070	8.418116	27.97%	1,320	2009
	10.000000	6.578070	-34.22%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	10.607169	12.246934	15.46%	5,745	2010
	6.253697	10.607169	69.61%	5,745	2009
	13.449382	6.253697	-53.50%	5,745	2008
	10.637496	13.449382	26.43%	0	2007
	10.000000	10.637496	6.37%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	9.691749	10.322782	6.51%	6,912	2010
	7.189916	9.691749	34.80%	7,083	2009
	12.277282	7.189916	-41.44%	1,432	2008
	10.825066	12.277282	13.42%	0	2007
	10.000000	10.825066	8.25%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	13.827897	15.539614	12.38%	6,754	2010
	11.858278	13.827897	16.61%	7,097	2009
	11.364157	11.858278	4.35%	6,524	2008
	10.418235	11.364157	9.08%	988	2007
	10.000000	10.418235	4.18%	0	2006*

Invesco Funds - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	8.563124	9.692673	13.19%	0	2010
	7.219820	8.563124	18.61%	0	2009
	12.808389	7.219820	-43.63%	0	2008
	11.668696	12.808389	9.77%	0	2007
	11.197624	11.668696	4.21%	0	2006*

Invesco Funds - Invesco V.I. Capital Development Fund: Series II - Q/NQ	10.633981	12.378008	16.40%	0	2010
	7.622629	10.633981	39.51%	0	2009
	14.674642	7.622629	-48.06%	0	2008
	13.512160	14.674642	8.60%	0	2007
	11.829178	13.512160	14.23%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Ivy Funds Variable Asset Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	20.756661	22.162871	6.77%	4,874	2010
	16.894710	20.756661	22.86%	0	2009

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	8.791629	9.197534	4.62%	0	2010
	6.128249	8.791629	43.46%	134	2009
	11.200658	6.128249	-45.29%	154	2008
	8.344255	11.200658	34.23%	169	2007
	7.782962	8.344255	7.21%	181	2006
	7.037497	7.782962	10.59%	7,934	2005
	6.071817	7.037497	15.90%	9,242	2004
	5.139904	6.071817	18.13%	10,161	2003
	6.222739	5.139904	-17.40%	10,181	2002
	8.103330	6.222739	-23.21%	12,556	2001

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	11.955396	14.626244	22.34%	0	2010
	7.745860	11.955396	54.35%	0	2009
	14.052708	7.745860	-44.88%	0	2008
	11.748520	14.052708	19.61%	0	2007
	11.077674	11.748520	6.06%	0	2006
	10.127278	11.077674	9.38%	0	2005
	10.222274	10.127278	-0.93%	0	2004
	7.071217	10.222274	44.56%	0	2003
	10.000000	7.071217	-29.29%	0	2002*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	3.876473	4.737899	22.22%	0	2010
	2.514722	3.876473	54.15%	0	2009
	4.568463	2.514722	-44.95%	0	2008
	3.821146	4.568463	19.56%	743	2007
	3.606695	3.821146	5.95%	1,060	2006
	3.290663	3.606695	9.60%	1,343	2005
	3.330422	3.290663	-1.19%	1,343	2004
	2.314154	3.330422	43.92%	8,001	2003
	3.987735	2.314154	-41.97%	8,265	2002
	6.475985	3.987735	-38.42%	9,838	2001

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	23.120428	28.402184	22.84%	3,433	2010
	13.141108	23.120428	75.94%	3,524	2009
	27.988777	13.141108	-53.05%	2,563	2008
	22.244956	27.988777	25.82%	1,735	2007
	15.433172	22.244956	44.14%	1,735	2006
	11.897749	15.433172	29.72%	2,115	2005
	10.200936	11.897749	16.63%	2,240	2004
	7.716615	10.200936	32.19%	833	2003
	10.000000	7.716615	-22.83%	723	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	13.352217	16.400788	22.83%	751	2010
	7.589110	13.352217	75.94%	751	2009
	16.170208	7.589110	-53.07%	751	2008
	12.857245	16.170208	25.77%	2,666	2007
	8.924201	12.857245	44.07%	3,185	2006
	6.883881	8.924201	29.64%	6,971	2005
	5.903326	6.883881	16.61%	7,965	2004
	4.466078	5.903326	32.18%	16,311	2003
	6.122880	4.466078	-27.06%	16,311	2002
	8.139885	6.122880	-24.78%	19,285	2001

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ	11.496687	13.944976	21.30%	0	2010
	9.235770	11.496687	24.48%	0	2009

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	11.945131	13.052601	9.27%	0	2010
	9.928761	11.945131	20.31%	0	2009
	15.025703	9.928761	-33.92%	0	2008
	14.215319	15.025703	5.70%	0	2007
	12.005873	14.215319	18.40%	0	2006*

MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class - Q/NQ	10.000000	10.717202	7.17%	0	2010*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.831558	10.170023	3.44%	3,308	2010
	8.829886	9.831558	11.34%	2,991	2009
	10.381283	8.829886	-14.94%	3,612	2008
	10.085950	10.381283	2.93%	0	2007
	9.851160	10.085950	2.38%	0	2006
	9.883486	9.851160	-0.33%	0	2005
	9.981747	9.883486	-0.98%	0	2004
	10.000000	9.981747	-0.18%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	9.804385	11.522095	17.52%	0	2010
	8.129291	9.804385	20.61%	0	2009
	13.670639	8.129291	-40.53%	0	2008
	13.844223	13.670639	-1.25%	0	2007
	13.387078	13.844223	3.41%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	10.718556	12.938030	20.71%	2,576	2010
	8.300816	10.718556	29.13%	2,900	2009
	13.952052	8.300816	-40.50%	2,491	2008
	13.197166	13.952052	5.72%	0	2007
	11.812879	13.197166	11.72%	0	2006
	11.251154	11.812879	4.99%	0	2005
	10.000000	11.251154	12.51%	0	2004*

NVIT American Century NVIT Growth Fund: Class I - Q/NQ	4.859066	5.693000	17.16%	0	2010
	3.705355	4.859066	31.14%	0	2009
	6.153148	3.705355	-39.78%	0	2008
	5.239327	6.153148	17.44%	0	2007
	5.022615	5.239327	4.31%	0	2006
	4.799798	5.022615	4.64%	0	2005
	4.516845	4.799798	6.26%	2,716	2004
	3.463330	4.516845	30.42%	2,716	2003
	4.945547	3.463330	-29.97%	2,716	2002
	7.005239	4.945547	-29.40%	3,395	2001

NVIT American Century NVIT Multi Cap Value Fund: Class I - Q/NQ	12.417364	13.842853	11.48%	2,960	2010
	10.000000	12.417364	24.17%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	9.102112	10.017612	10.06%	0	2010
	7.506594	9.102112	21.25%	0	2009
	10.880072	7.506594	-31.01%	2,656	2008
	10.434128	10.880072	4.27%	4,265	2007
	10.000000	10.434128	4.34%	1,817	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.282254	10.707494	4.14%	781	2010
	9.331593	10.282254	10.19%	729	2009
	10.538162	9.331593	-11.45%	659	2008
	10.416259	10.538162	1.17%	878	2007
	10.000000	10.416259	4.16%	817	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.098290	11.042898	9.35%	6,196	2010
	7.258389	10.098290	39.13%	6,188	2009
	12.039659	7.258389	-39.71%	6,231	2008
	10.715931	12.039659	12.35%	374	2007
	10.000000	10.715931	7.16%	406	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	8.415640	9.772798	16.13%	14,513	2010
	6.171929	8.415640	36.35%	14,593	2009
	11.260943	6.171929	-45.19%	13,499	2008
	10.243775	11.260943	9.93%	778	2007
	10.000000	10.243775	2.44%	837	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	7.638486	8.328583	9.03%	0	2010
	5.948820	7.638486	28.40%	732	2009
	9.776234	5.948820	-39.15%	0	2008
	10.000000	9.776234	-2.24%	0	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	13.223456	14.701168	11.17%	0	2010
	9.218454	13.223456	43.45%	0	2009
	13.029721	9.218454	-29.25%	0	2008
	12.859947	13.029721	1.32%	0	2007
	11.833579	12.859947	8.67%	0	2006
	11.763752	11.833579	0.59%	0	2005
	10.875215	11.763752	8.17%	1,655	2004
	9.052629	10.875215	20.13%	1,655	2003
	8.925976	9.052629	1.42%	1,655	2002
	8.718281	8.925976	2.38%	1,655	2001

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.634011	12.934760	11.18%	0	2010
	8.105879	11.634011	43.53%	0	2009
	11.474465	8.105879	-29.36%	0	2008
	11.321282	11.474465	1.35%	0	2007
	10.418162	11.321282	8.67%	0	2006
	10.000000	10.418162	4.18%	0	2005*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ	7.696717	8.742345	13.59%	0	2010
	5.121447	7.696717	50.28%	0	2009
	10.000000	5.121447	-48.79%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	7.890737	9.580926	21.42%	0	2010
	6.105844	7.890737	29.23%	0	2009
	10.000000	6.105844	-38.94%	0	2008*

NVIT NVIT Cardinal (SM) Aggressive Fund: Class II - Q/NQ	8.044836	9.086283	12.95%	0	2010
	6.337755	8.044836	26.94%	0	2009
	10.000000	6.337755	-36.62%	0	2008*

NVIT NVIT Cardinal (SM) Balanced Fund: Class II - Q/NQ	9.294787	10.082476	8.47%	0	2010
	7.895368	9.294787	17.72%	0	2009
	10.000000	7.895368	-21.05%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
NVIT NVIT Cardinal (SM) Capital Appreciation Fund: Class II - Q/NQ	8.753321	9.665696	10.42%	0	2010
	7.175372	8.753321	21.99%	0	2009
	10.000000	7.175372	-28.25%	0	2008*

NVIT NVIT Cardinal (SM) Conservative Fund: Class II - Q/NQ	10.040691	10.535889	4.93%	0	2010
	9.042194	10.040691	11.04%	0	2009
	10.000000	9.042194	-9.58%	0	2008*

NVIT NVIT Cardinal (SM) Moderate Fund: Class II - Q/NQ	9.024479	9.874824	9.42%	0	2010
	7.532112	9.024479	19.81%	0	2009
	10.000000	7.532112	-24.68%	0	2008*

NVIT NVIT Cardinal (SM) Moderately Aggressive Fund: Class II - Q/NQ	8.473381	9.433360	11.33%	0	2010
	6.813408	8.473381	24.36%	0	2009
	10.000000	6.813408	-31.87%	0	2008*

NVIT NVIT Cardinal (SM) Moderately Conservative Fund: Class II - Q/NQ	9.566746	10.248492	7.13%	0	2010
	8.274211	9.566746	15.62%	0	2009
	10.000000	8.274211	-17.26%	0	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	10.505141	11.049660	5.18%	0	2010
	9.828834	10.505141	6.88%	0	2009
	10.000000	9.828834	-1.71%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	11.225826	11.924351	6.22%	0	2010
	9.812853	11.225826	14.40%	0	2009
	10.000000	9.812853	-1.87%	0	2008*

NVIT NVIT Emerging Markets Fund: Class I - Q/NQ	21.612988	24.670048	14.14%	0	2010
	13.469657	21.612988	60.46%	0	2009
	32.459799	13.469657	-58.50%	0	2008
	22.695973	32.459799	43.02%	0	2007
	16.895288	22.695973	34.33%	3,847	2006
	12.964022	16.895288	30.32%	3,847	2005
	10.927986	12.964022	18.63%	3,847	2004
	6.729993	10.927986	62.38%	3,847	2003
	8.080662	6.729993	-16.71%	3,847	2002
	8.675258	8.080662	-6.85%	3,847	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
NVIT NVIT Emerging Markets Fund: Class III - Q/NQ	23.998998	27.402727	14.18%	1,340	2010
	14.941067	23.998998	60.62%	1,340	2009
	36.063538	14.941067	-58.57%	1,340	2008
	25.221040	36.063538	42.99%	1,340	2007
	18.785091	25.221040	34.26%	1,340	2006
	14.412181	18.785091	30.34%	1,340	2005
	12.147387	14.412181	18.64%	1,514	2004
	7.482965	12.147387	62.33%	0	2003
	10.000000	7.482965	-25.17%	0	2002*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	14.558360	14.987582	2.95%	7,677	2010
	14.429707	14.558360	0.89%	7,202	2009
	13.634178	14.429707	5.83%	5,172	2008
	12.951217	13.634178	5.27%	5,168	2007
	12.755077	12.951217	1.54%	4,868	2006
	12.571358	12.755077	1.46%	5,133	2005
	12.391049	12.571358	1.46%	7,717	2004
	12.364450	12.391049	0.22%	7,887	2003
	11.339175	12.364450	9.04%	63,187	2002
	10.761486	11.339175	5.37%	5,998	2001

NVIT NVIT International Equity Fund: Class I - Q/NQ	10.149248	11.297133	11.31%	0	2010
	7.963186	10.149248	27.45%	0	2009

NVIT NVIT International Equity Fund: Class III - Q/NQ	16.306621	18.147551	11.29%	6,520	2010
	12.799315	16.306621	27.40%	6,681	2009
	24.143154	12.799315	-46.99%	3,835	2008
	19.328046	24.143154	24.91%	853	2007
	14.795862	19.328046	30.63%	853	2006
	11.567943	14.795862	27.90%	853	2005
	10.296163	11.567943	853	0	2004
	7.743411	10.296163	32.97%	0	2003
	10.000000	7.743411	-22.57%	0	2002*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	8.226406	8.680525	5.52%	0	2010
	6.510364	8.226406	26.36%	0	2009
	11.644002	6.510364	-44.09%	0	2008
	10.835236	11.644002	7.46%	0	2007
	10.000000	10.835236	8.35%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	11.558347	13.017499	12.62%	0	2010
	9.248197	11.558347	24.98%	0	2009
	14.904562	9.248197	-37.95%	0	2008
	14.318370	14.904562	4.09%	46,234	2007
	12.469319	14.318370	14.83%	46,234	2006
	11.758161	12.469319	6.05%	46,234	2005
	10.495425	11.758161	12.03%	443	2004
	8.100685	10.495425	29.56%	473	2003
	10.116319	8.100685	-19.92%	0	2002

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	11.503903	12.411964	7.89%	0	2010
	10.000000	11.503903	15.04%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	12.061576	13.276309	10.07%	0	2010
	10.000000	12.061576	20.62%	0	2009*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.710202	12.183286	4.04%	5,477	2010
	10.926170	11.710202	7.18%	5,477	2009
	11.833511	10.926170	-7.67%	5,477	2008
	11.430348	11.833511	3.53%	5,477	2007
	10.957934	11.430348	4.31%	0	2006
	10.795581	10.957934	1.50%	0	2005
	10.499391	10.795581	2.82%	0	2004
	9.903364	10.499391	6.02%	0	2003
	10.039249	9.903364	-1.35%	1,768	2002

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	11.787050	12.844780	8.97%	91,229	2010
	10.070044	11.787050	17.05%	92,071	2009
	13.345056	10.070044	-24.54%	90,880	2008
	12.856442	13.345056	3.80%	96,249	2007
	11.750727	12.856442	9.41%	116,745	2006
	11.352722	11.750727	3.51%	134,215	2005
	10.548952	11.352722	7.62%	188,559	2004
	8.943444	10.548952	17.95%	9,760	2003
	10.069222	8.943444	-11.18%	0	2002

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	11.822636	13.106674	10.86%	0	2010
	9.673596	11.822636	22.22%	0	2009
	14.351116	9.673596	-32.59%	445	2008
	13.761730	14.351116	4.28%	848	2007
	12.228101	13.761730	12.54%	1,100	2006
	11.623257	12.228101	5.20%	1,420	2005
	10.553956	11.623257	10.13%	3,124	2004
	8.481877	10.553956	24.43%	3,168	2003
	10.107544	8.481877	-16.08%	0	2002

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.906084	12.694057	6.62%	0	2010
	10.577860	11.906084	12.56%	0	2009
	12.672875	10.577860	-16.53%	0	2008
	12.185802	12.672875	4.00%	0	2007
	11.438776	12.185802	6.53%	0	2006
	11.142118	11.438776	2.66%	0	2005
	10.582927	11.142118	5.28%	446	2004
	9.473594	10.582927	11.71%	425	2003
	10.060109	9.473594	-5.83%	0	2002

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	16.571411	20.547749	24.00%	1,582	2010
	12.333374	16.571411	34.36%	2,145	2009
	19.757849	12.333374	-37.58%	3,461	2008
	18.698187	19.757849	5.67%	4,797	2007
	17.317725	18.698187	7.97%	5,370	2006
	15.722921	17.317725	10.14%	5,136	2005
	13.827559	15.722921	13.71%	5,099	2004
	10.451848	13.827559	32.30%	4,454	2003
	12.560435	10.451848	-16.79%	4,318	2002
	12.954698	12.560435	-3.04%	4,861	2001

NVIT NVIT Money Market Fund: Class I - Q/NQ	11.077304	10.883466	-1.75%	1,644	2010
	11.269880	11.077304	-1.71%	1,680	2009
	11.239786	11.269880	0.27%	11,037	2008
	10.917831	11.239786	2.95%	1,866	2007
	10.630182	10.917831	2.71%	4,615	2006
	10.537846	10.630182	0.88%	4,361	2005
	10.639218	10.537846	-0.95%	7,676	2004
	10.761392	10.639218	-1.14%	7,553	2003
	10.821968	10.761392	-0.56%	10,906	2002
	10.632658	10.821968	1.78%	17,003	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	13.478009	14.644228	8.65%	0	2010
	11.029104	13.478009	22.20%	0	2009
	13.572447	11.029104	-18.74%	0	2008
	13.204800	13.572447	2.78%	3,976	2007
	12.819122	13.204800	3.01%	3,897	2006
	12.768454	12.819122	0.40%	3,684	2005
	12.198805	12.768454	4.67%	3,615	2004
	11.074251	12.198805	10.15%	45,942	2003
	10.513712	11.074251	5.33%	3,339	2002
	10.271747	10.513712	2.36%	3,925	2001

NVIT NVIT Multi-Manager International Growth Fund: Class III - Q/NQ	8.135855	9.115623	12.04%	0	2010
	6.068293	8.135855	34.07%	935	2009
	10.000000	6.068293	-39.32%	846	2008*

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	14.671097	15.295625	4.26%	601	2010
	11.500820	14.671097	27.57%	696	2009
	21.812634	11.500820	-47.27%	478	2008
	21.571002	21.812634	1.12%	0	2007
	17.885709	21.571002	20.60%	0	2006
	16.245203	17.885709	10.10%	0	2005
	13.748783	16.245203	18.16%	0	2004
	10.000000	13.748783	37.49%	0	2003*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	8.019906	9.101822	13.49%	1,362	2010
	6.289817	8.019906	27.51%	1,362	2009
	10.000000	6.289817	-37.10%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ	10.000000	10.392031	3.92%	0	2010*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	8.019906	9.101822	13.49%	1,362	2010
	6.289817	8.019906	27.51%	1,362	2009
	10.000000	6.289817	-37.10%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ	7.751047	9.657916	24.60%	0	2010
	6.205947	7.751047	24.90%	1,544	2009

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	7.714076	9.585284	24.26%	1,432	2010
	6.196535	7.714076	24.49%	107	2009
	10.000000	6.196535	-38.03%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	8.560970	10.062592	17.54%	0	2010
	6.678536	8.560970	28.19%	0	2009
	10.000000	6.678536	-33.21%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	10.782030	13.289367	23.25%	0	2010
	8.609756	10.782030	25.23%	0	2009
	16.355772	8.609756	-47.36%	0	2008
	15.169611	16.355772	7.82%	0	2007
	14.959391	15.169611	1.41%	0	2006
	14.085392	14.959391	6.21%	1,461	2005
	12.640410	14.085392	11.43%	1,725	2004
	9.581953	12.640410	31.92%	2,114	2003
	14.619524	9.581953	-34.46%	4,138	2002
	16.690944	14.619524	-12.41%	42,113	2001

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	18.058391	22.463020	24.39%	2,129	2010
	14.562495	18.058391	24.01%	2,334	2009
	21.846505	14.562495	-33.34%	3,569	2008
	23.884569	21.846505	-8.53%	5,141	2007
	20.724738	23.884569	15.25%	5,046	2006
	20.463931	20.724738	1.27%	5,075	2005
	17.756675	20.463931	15.25%	5,366	2004
	11.521769	17.756675	54.11%	6,058	2003
	16.100836	11.521769	-28.44%	4,959	2002
	12.776504	16.100836	26.02%	79,112	2001

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	17.851607	21.980421	23.13%	308	2010
	13.488714	17.851607	32.34%	375	2009
	22.211989	13.488714	-39.27%	743	2008
	22.137835	22.211989	0.33%	1,436	2007
	20.110129	22.137835	10.08%	2,166	2006
	18.222675	20.110129	10.36%	2,849	2005
	15.582883	18.222675	16.94%	3,032	2004
	11.247212	15.582883	38.55%	3,487	2003
	13.847390	11.247212	-18.78%	3,615	2002
	15.108647	13.847390	-8.35%	3,664	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
NVIT NVIT Nationwide Fund: Class I - Q/NQ	8.020350	8.939945	11.47%	3,510	2010
	6.473769	8.020350	23.89%	4,010	2009
	11.274443	6.473769	-42.58%	3,266	2008
	10.608433	11.274443	6.28%	171	2007
	9.501937	10.608433	11.64%	184	2006
	9.000863	9.501937	5.57%	198	2005
	8.347189	9.000863	7.83%	214	2004
	6.662646	8.347189	25.28%	231	2003
	8.205402	6.662646	-18.80%	251	2002
	9.472081	8.205402	-13.37%	251	2001

NVIT NVIT Real Estate Fund: Class I - Q/NQ	7.172938	9.174654	27.91%	2,243	2010
	5.580156	7.172938	28.54%	1,679	2009
	10.000000	5.580156	-44.20%	0	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.341446	10.406354	0.63%	0	2010
	9.826970	10.341446	5.24%	0	2009
	10.000000	9.826970	-1.73%	0	2008*

NVIT NVIT Worldwide Leaders Fund: Class I - Q/NQ	9.813450	10.746744	9.51%	0	2010
	7.990340	9.813450	22.82%	0	2009
	14.612314	7.990340	-45.32%	0	2008
	12.405355	14.612314	17.79%	0	2007
	10.029801	12.405355	23.68%	0	2006
	8.553766	10.029801	17.26%	0	2005
	7.526929	8.553766	13.64%	0	2004
	5.630524	7.526929	33.68%	0	2003
	7.681183	5.630524	-26.70%	0	2002
	9.630431	7.681183	-20.24%	0	2001

NVIT NVIT Worldwide Leaders Fund: Class III - Q/NQ	17.634665	19.294940	9.41%	0	2010
	14.359196	17.634665	22.81%	0	2009
	26.252372	14.359196	-45.30%	0	2008
	22.279518	26.252372	17.83%	0	2007
	18.023107	22.279518	23.62%	0	2006
	15.370688	18.023107	17.26%	0	2005
	13.525528	15.370688	13.64%	0	2004
	10.000000	13.525528	35.26%	0	2003*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class I - Q/NQ	10.000000	12.907066	29.07%	0

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	10.000000	12.881784	28.82%	0	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	6.210982	7.844435	26.30%	1,774	2009

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	13.246673	18.181349	37.25%	2,239	2009
	22.544746	13.246673	-41.24%	2,796	2008
	21.580799	22.544746	4.47%	2,985	2007
	18.662895	21.580799	15.63%	4,152	2006
	16.612442	18.662895	12.34%	3,264	2005
	14.185285	16.612442	17.11%	3,600	2004
	10.000000	14.185285	41.85%	1,049	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	8.224685	11.294605	37.33%	1,076	2009
	13.996399	8.224685	-41.24%	1,076	2008
	13.400279	13.996399	4.45%	1,076	2007
	11.588105	13.400279	15.64%	1,076	2006
	10.317629	11.588105	12.31%	1,076	2005
	8.812554	10.317629	17.08%	1,076	2004
	6.271334	8.812554	40.52%	1,076	2003
	8.197763	6.271334	-23.50%	2,619	2002
	9.486763	8.197763	-13.59%	1,433	2001

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ	1.980000	2.465796	24.54%	0	2009
	9.547642	1.980000	-79.26%	0	2008
	10.000000	9.547642	-4.52%	0	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	2.156016	2.654585	23.12%	0	2009
	10.289574	2.156016	-79.05%	0	2008
	10.484513	10.289574	-1.86%	0	2007
	10.000000	10.484513	4.85%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	6.649117	8.380574	26.04%	6,230	2009
	10.999158	6.649117	-39.55%	5,831	2008
	10.721832	10.999158	2.59%	5,974	2007
	9.486847	10.721832	13.02%	6,530	2006
	9.110826	9.486847	4.13%	6,749	2005
	8.471704	9.110826	7.54%	6,930	2004
	6.804394	8.471704	24.50%	8,585	2003
	8.528973	6.804394	-20.22%	8,067	2002
	9.663699	8.528973	-11.74%	6,779	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares - Q/NQ	5.914539	7.972456	34.79%	5,326	2009
	9.683209	5.914539	-38.92%	1,983	2008
	9.977364	9.683209	-2.95%	454	2007
	10.000000	9.977364	-0.23%	435	2006*

Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares - Q/NQ	5.687744	7.410380	30.29%	1,322	2009
	11.366549	5.687744	-49.96%	2,987	2008
	10.881080	11.366549	4.46%	2,994	2007
	10.756467	10.881080	1.16%	3,000	2006
	9.746041	10.756467	10.37%	4,473	2005
	8.281709	9.746041	17.68%	6,335	2004
	6.711524	8.281709	23.40%	6,796	2003
	9.460391	6.711524	-29.06%	8,107	2002
	14.011209	9.460391	-32.48%	8,882	2001

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (unhedged): Advisor Class - Q/NQ	10.000000	10.837712	8.38%	0	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.000000	10.916941	9.17%	8,506	2009*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ	10.000000	10.512665	5.13%	0	2010*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	9.485673	10.218571	7.73%	1,777	2009
	10.751862	9.485673	-11.78%	2,192	2008
	10.378444	10.751862	3.60%	0	2007
	10.000000	10.378444	3.78%	0	2006*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	20.304342	25.975701	27.93%	0	2009
	24.306399	20.304342	-16.47%	0	2008
	23.224597	24.306399	4.66%	0	2007
	21.331723	23.224597	8.87%	0	2006
	19.341108	21.331723	10.29%	0	2005
	17.885882	19.341108	8.14%	724	2004
	14.237119	17.885882	25.63%	724	2003
	13.267178	14.237119	7.31%	724	2002
	12.265925	13.267178	8.16%	724	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Class R1 - Q/NQ	10.458760	21.928415	109.67%	2,670	2009
	30.201220	10.458760	-65.37%	2,895	2008
	22.346891	30.201220	35.15%	337	2007
	16.299663	22.346891	37.10%	0	2006
	12.580370	16.299663	29.56%	0	2005
	10.000000	12.580370	25.80%	0	2004*

Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ	12.769075	26.744986	109.45%	0	2009
	36.903113	12.769075	-65.40%	451	2008
	27.296134	36.903113	35.20%	451	2007
	19.915683	27.296134	37.06%	451	2006
	15.355819	19.915683	29.69%	451	2005
	12.414897	15.355819	23.69%	451	2004
	8.194950	12.414897	51.49%	451	2003
	8.590347	8.194950	-4.60%	451	2002
	8.905697	8.590347	-3.54%	451	2001

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Class R1 - Q/NQ	17.142666	26.547303	54.86%	2,551	2009
	32.370850	17.142666	-47.04%	2,151	2008
	22.673126	32.370850	42.77%	324	2007
	18.529248	22.673126	22.36%	0	2006
	12.437953	18.529248	48.97%	0	2005
	10.000000	12.437953	24.38%	0	2004*

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ	21.958264	33.986489	54.78%	0	2009
	41.485693	21.958264	-47.07%	0	2008
	29.051620	41.485693	42.80%	0	2007
	23.750531	29.051620	22.32%	0	2006
	15.937007	23.750531	49.03%	0	2005
	13.057130	15.937007	22.06%	256	2004
	9.178700	13.057130	42.25%	256	2003
	9.614735	9.178700	-4.54%	507	2002
	10.928549	9.614735	-12.02%	0	2001

Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	10.000000	13.047121	30.47%	0	2009*

Optional Benefits Elected (Total 1.80%)
(Variable account charges of 1.80% of the daily net assets of the variable account)
Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	13.797970	17.152655	24.31%	0	2010
	9.849380	13.797970	40.09%	0	2009
	15.610701	9.849380	-36.91%	0	2008*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.857942	12.240643	3.23%	21,251	2010
	10.956148	11.857942	8.23%	1,685	2009
	11.337083	10.956148	-3.36%	2,570	2008
	10.544885	11.337083	7.51%	576	2007
	10.569860	10.544885	-0.24%	535	2006
	10.597463	10.569860	-0.26%	4,230	2005
	10.199070	10.597463	3.91%	0	2004
	10.000000	10.199070	1.99%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	8.288964	9.291404	12.09%	16,715	2010
	7.147456	8.288964	15.97%	16,779	2009
	11.127253	7.147456	-35.77%	17,291	2008
	11.339995	11.127253	-1.88%	17,570	2007
	9.862054	11.339995	14.99%	21,087	2006
	9.597814	9.862054	2.75%	23,510	2005
	8.649846	9.597814	10.96%	29,855	2004
	6.809455	8.649846	27.03%	30,095	2003
	8.600411	6.809455	-20.82%	27,200	2002
	9.557420	8.600411	-10.01%	18,325	2001

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	10.021054	11.735524	17.11%	1,315	2010
	7.853122	10.021054	27.61%	1,315	2009
	10.571090	7.853122	-25.71%	1,315	2008
	11.019999	10.571090	-4.07%	1,315	2007
	10.000000	11.019999	10.20%	0	2006*

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	12.031177	12.967969	7.79%	0	2010
	10.000000	12.031177	20.31%	0	2009*

Credit Suisse Trust - International Equity Flex III Portfolio - Q/NQ	10.098823	11.130223	10.21%	0	2010
	10.000000	10.098823	0.99%	0	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	11.804780	14.586471	23.56%	532	2010
	9.614918	11.804780	22.78%	573	2009
	14.172865	9.614918	-32.16%	588	2008
	14.529282	14.172865	-2.45%	582	2007
	12.931332	14.529282	12.36%	602	2006
	12.279419	12.931332	5.31%	889	2005
	10.259199	12.279419	19.69%	953	2004
	7.582387	10.259199	35.30%	904	2003
	10.000000	7.582387	-24.18%	456	2002*

Dreyfus Socially Responsible Growth Fund Inc.: Initial Shares - Q/NQ	6.929234	7.812755	12.75%	0	2010
	5.275457	6.929234	31.35%	0	2009
	8.192611	5.275457	-35.61%	0	2008
	7.740926	8.192611	5.84%	0	2007
	7.218294	7.740926	7.24%	0	2006
	7.093745	7.218294	1.76%	0	2005
	6.801352	7.093745	4.30%	613	2004
	5.496597	6.801352	23.74%	1,963	2003
	7.877818	5.496597	-30.23%	613	2002
	10.362676	7.877818	-23.98%	613	2001

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	7.985805	9.005817	12.77%	8,887	2010
	6.437029	7.985805	24.06%	29,976	2009
	10.428608	6.437029	-38.28%	26,944	2008
	10.090526	10.428608	3.35%	28,694	2007
	8.896205	10.090526	13.43%	41,692	2006
	8.652843	8.896205	2.81%	43,823	2005
	7.964001	8.652843	8.65%	51,245	2004
	6.317855	7.964001	26.06%	49,100	2003
	8.287031	6.317855	-23.76%	53,361	2002
	9.610581	8.287031	-13.77%	44,163	2001

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	9.115753	10.322980	13.24%	0	2010
	7.574182	9.115753	20.35%	0	2009
	10.948671	7.574182	-30.82%	0	2008
	10.408105	10.948671	5.19%	0	2007
	9.099044	10.408105	14.39%	7,655	2006
	8.876728	9.099044	2.50%	7,655	2005
	8.605202	8.876728	3.16%	7,655	2004
	7.231846	8.605202	18.99%	7,974	2003
	8.842525	7.231846	-18.22%	7,974	2002
	9.930036	8.842525	-10.95%	7,655	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	14.274621	15.209865	6.55%	4,477	2010
	12.069728	14.274621	18.27%	4,526	2009
	13.257135	12.069728	-8.96%	4,807	2008
	12.811703	13.257135	3.48%	9,291	2007
	12.525554	12.811703	2.28%	11,808	2006
	12.591152	12.525554	-0.52%	15,852	2005
	12.374004	12.591152	1.75%	19,085	2004
	12.041407	12.374004	2.76%	18,852	2003
	11.218050	12.041407	7.34%	23,514	2002
	10.577071	11.218050	6.06%	6,485	2001

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom 2010 Portfolio: Service Class - Q/NQ	10.025789	11.099430	10.71%	0	2010
	8.223364	10.025789	21.92%	0	2009
	11.177043	8.223364	-26.43%	0	2008
	10.477185	11.177043	6.68%	0	2007
	10.000000	10.477185	4.77%	0	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom 2020 Portfolio: Service Class - Q/NQ	9.488059	10.670314	12.46%	0	2010
	7.502903	9.488059	26.46%	0	2009
	11.355067	7.502903	-33.92%	0	2008
	10.497095	11.355067	8.17%	0	2007
	10.000000	10.497095	4.97%	0	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom 2030 Portfolio: Service Class - Q/NQ	9.011193	10.264947	13.91%	0	2010
	6.983293	9.011193	29.04%	0	2009
	11.484335	6.983293	-39.19%	0	2008
	10.517174	11.484335	9.20%	0	2007
	10.000000	10.517174	5.17%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	8.671008	10.146276	17.01%	3,270	2010
	5.983448	8.671008	44.92%	3,716	2009
	13.364194	5.983448	-55.23%	4,342	2008
	9.345118	13.364194	43.01%	4,679	2007
	10.000000	9.345118	-6.55%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	9.212249	10.411498	13.02%	17,146	2010
	7.214519	9.212249	27.69%	17,630	2009
	12.823164	7.214519	-43.74%	18,985	2008
	12.876979	12.823164	-0.42%	23,897	2007
	10.919664	12.876979	17.92%	37,325	2006
	10.513858	10.919664	3.86%	39,714	2005
	9.612401	10.513858	9.38%	48,440	2004
	7.516835	9.612401	27.88%	51,937	2003
	9.222382	7.516835	-18.49%	45,567	2002
	9.896058	9.222382	-6.81%	38,770	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	5.834798	7.085232	21.43%	0	2010
	4.077511	5.834798	43.10%	1,067	2009
	9.240175	4.077511	-55.87%	1,067	2008
	7.648109	9.240175	20.82%	1,067	2007
	7.395864	7.648109	3.41%	2,246	2006
	6.917967	7.395864	6.91%	4,143	2005
	6.580234	6.917967	5.13%	3,535	2004
	5.167863	6.580234	27.33%	3,535	2003
	6.739861	5.167863	-23.32%	3,203	2002
	8.022575	6.739861	-15.99%	11,696	2001

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	6.957073	8.475516	21.83%	15,015	2010
	5.528456	6.957073	25.84%	15,794	2009
	10.669839	5.528456	-48.19%	17,664	2008
	8.564968	10.669839	24.58%	17,982	2007
	8.171451	8.564968	4.82%	32,671	2006
	7.874090	8.171451	3.78%	35,935	2005
	7.765017	7.874090	1.40%	49,927	2004
	5.955034	7.765017	30.39%	47,542	2003
	8.688117	5.955034	-31.46%	46,510	2002
	10.755009	8.688117	-19.22%	47,540	2001

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	9.978355	11.149869	11.74%	1,884	2010
	7.067396	9.978355	41.19%	1,884	2009
	9.604171	7.067396	-26.41%	1,884	2008
	9.528048	9.604171	0.80%	2,506	2007
	8.726729	9.528048	9.18%	3,963	2006
	8.667545	8.726729	0.68%	3,982	2005
	8.062996	8.667545	7.50%	8,994	2004
	6.466604	8.062996	24.69%	15,248	2003
	6.355190	6.466604	1.75%	11,320	2002
	7.346312	6.355190	-13.49%	1,112	2001

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ	10.169297	11.350688	11.62%	746	2010
	7.194785	10.169297	41.34%	811	2009
	9.766199	7.194785	-26.33%	966	2008
	10.000000	9.766199	-2.34%	1,160	2007*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	11.714253	12.386820	5.74%	11,976	2010
	10.312555	11.714253	13.59%	12,116	2009
	10.865053	10.312555	-5.09%	19,590	2008
	10.618101	10.865053	2.33%	22,393	2007
	10.366426	10.618101	2.43%	21,360	2006
	10.340808	10.366426	0.25%	22,988	2005
	10.094375	10.340808	2.44%	17,344	2004
	10.000000	10.094375	0.94%	9,999	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	9.097945	11.498770	26.39%	2,346	2010
	6.616903	9.097945	37.50%	2,085	2009
	11.139451	6.616903	-40.60%	1,472	2008
	9.823392	11.139451	13.40%	1,472	2007
	10.000000	9.823392	-1.77%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	10.467057	11.614303	10.96%	851	2010
	8.430171	10.467057	24.16%	851	2009
	15.293567	8.430171	-44.88%	851	2008
	13.288820	15.293567	15.09%	851	2007
	11.472699	13.288820	15.83%	2,393	2006
	9.819415	11.472699	16.84%	5,047	2005
	8.810945	9.819415	11.45%	5,248	2004
	6.265330	8.810945	40.63%	5,248	2003
	8.009778	6.265330	-21.78%	5,248	2002
	10.361858	8.009778	-22.70%	7,751	2001

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	12.874153	14.287410	10.98%	265	2010
	10.364556	12.874153	24.21%	4,786	2009
	18.807164	10.364556	-44.89%	1,160	2008
	16.339258	18.807164	15.10%	642	2007
	14.105906	16.339258	15.83%	432	2006
	12.077938	14.105906	16.79%	2,391	2005
	10.836673	12.077938	11.45%	2,197	2004
	7.703235	10.836673	40.68%	672	2003
	10.000000	7.703235	-22.97%	0	2002*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	11.362675	14.110221	24.18%	0	2010
	7.351459	11.362675	54.56%	0	2009
	15.333778	7.351459	-52.06%	0	2008
	14.788293	15.333778	3.69%	0	2007
	12.959498	14.788293	14.11%	0	2006
	12.867635	12.959498	0.71%	1,355	2005
	11.495520	12.867635	11.94%	5,078	2004
	7.418650	11.495520	54.95%	2,970	2003
	10.000000	7.418650	-25.81%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.384783	11.490332	10.65%	0	2010
	7.798968	10.384783	33.16%	0	2009
	11.290361	7.798968	-30.92%	201	2008
	11.082100	11.290361	1.88%	1,175	2007
	10.000000	11.082100	10.82%	81	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	8.094732	10.192590	25.92%	2,622	2010
	6.382308	8.094732	26.83%	2,724	2009
	9.703244	6.382308	-34.23%	1,441	2008
	10.123035	9.703244	-4.15%	1,441	2007
	10.000000	10.123035	1.23%	156	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	8.410983	9.106611	8.27%	0	2010
	6.575833	8.410983	27.91%	0	2009
	10.000000	6.575833	-34.24%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	10.587356	12.217851	15.40%	0	2010
	6.245187	10.587356	69.53%	0	2009
	13.437955	6.245187	-53.53%	650	2008
	10.633896	13.437955	26.37%	679	2007
	10.000000	10.633896	6.34%	131	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	9.673673	10.298287	6.46%	844	2010
	7.180141	9.673673	34.73%	2,224	2009
	12.266862	7.180141	-41.47%	603	2008
	10.821415	12.266862	13.36%	742	2007
	10.000000	10.821415	8.21%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	13.802097	15.502730	12.32%	7,568	2010
	11.842171	13.802097	16.55%	21,699	2009
	11.354499	11.842171	4.29%	19,518	2008
	10.414712	11.354499	9.02%	19,518	2007
	10.000000	10.414712	4.15%	0	2006*

Invesco Funds - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	8.529731	9.649963	13.13%	0	2010
	7.195334	8.529731	18.55%	0	2009
	12.771478	7.195334	-43.66%	0	2008
	11.641021	12.771478	9.71%	0	2007
	11.176736	11.641021	4.15%	0	2006*

Invesco Funds - Invesco V.I. Capital Development Fund: Series II - Q/NQ	10.603369	12.336099	16.34%	275	2010
	7.604552	10.603369	39.43%	531	2009
	14.647327	7.604552	-48.08%	0	2008
	13.493907	14.647327	8.55%	0	2007
	11.819189	13.493907	14.17%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Ivy Funds Variable Asset Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	20.660999	22.049524	6.72%	0	2010
	16.825408	20.660999	22.80%	0	2009*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	8.747266	9.146474	4.56%	15,185	2010
	6.100431	8.747266	43.39%	15,642	2009
	11.155504	6.100431	-45.31%	16,012	2008
	8.314866	11.155504	34.16%	18,330	2007
	7.759494	8.314866	7.16%	35,348	2006
	7.019832	7.759494	10.54%	48,421	2005
	6.059662	7.019832	15.85%	67,063	2004
	5.132236	6.059662	18.07%	70,868	2003
	6.216622	5.132236	-17.44%	61,242	2002
	8.099528	6.216622	-23.25%	67,782	2001

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	11.908820	14.561867	22.28%	0	2010
	7.719604	11.908820	54.27%	0	2009
	14.012232	7.719604	-44.91%	0	2008
	11.720685	14.012232	19.55%	120	2007
	11.057037	11.720685	6.00%	555	2006
	10.113532	11.057037	9.33%	2,954	2005
	10.213590	10.113532	-0.98%	3,472	2004
	7.068798	10.231590	44.49%	1,177	2003
	10.000000	7.068798	-29.31%	112	2002*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	3.856916	4.711594	22.16%	3,192	2010
	2.503305	3.856916	54.07%	3,192	2009
	4.550037	2.503305	-44.98%	3,192	2008
	3.807684	4.550037	19.50%	3,192	2007
	3.595815	3.807684	5.89%	5,980	2006
	3.282397	3.595815	9.55%	11,752	2005
	3.323741	3.282397	-1.24%	13,518	2004
	2.310691	3.323741	43.84%	13,518	2003
	3.983793	2.310691	-42.00%	13,518	2002
	6.472936	3.983793	-38.45%	14,603	2001

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	23.030335	28.277136	22.78%	3,444	2010
	13.096566	23.030335	75.85%	3,535	2009
	27.908177	13.096566	-53.07%	3,957	2008
	22.192229	27.908177	25.76%	4,276	2007
	15.404413	22.192229	44.06%	4,215	2006
	11.881594	15.404413	29.65%	6,419	2005
	10.192274	11.881594	16.57%	9,914	2004
	7.713978	10.192274	32.13%	10,314	2003
	10.000000	7.713978	-22.86%	2,763	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	13.284886	16.309798	22.77%	12,044	2010
	7.554689	13.284886	75.85%	12,484	2009
	16.105099	7.554689	-53.09%	12,893	2008
	12.812019	16.105099	25.70%	14,124	2007
	8.897329	12.812019	44.00%	29,148	2006
	6.866639	8.897329	29.57%	44,044	2005
	5.891540	6.866639	16.55%	53,944	2004
	4.459429	5.891540	32.11%	62,950	2003
	6.116877	4.459429	-27.10%	64,392	2002
	8.136062	6.116877	-24.82%	74,767	2001

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ	11.463604	13.897772	21.23%	0	2010
	9.213885	11.463604	24.42%	0	2009

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	11.898593	12.995137	9.22%	5,629	2010
	9.895116	11.898593	20.25%	0	2009
	14.982427	9.895116	-33.96%	146	2008
	14.181624	14.982427	5.65%	198	2007
	11.983493	14.181624	18.34%	0	2006*

MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class - Q/NQ	10.000000	10.713597	7.14%	0	2010*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.798254	10.130421	3.39%	0	2010
	8.804455	9.798254	11.29%	0	2009
	10.356657	8.804455	-14.99%	0	2008
	10.067167	10.356657	2.88%	0	2007
	9.837808	10.067167	2.33%	4,479	2006
	9.875108	9.837808	-0.38%	4,479	2005
	9.978359	9.875108	-1.03%	4,479	2004
	10.000000	9.978359	-0.22%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	9.766186	11.471366	17.46%	0	2010
	8.101737	9.766186	20.54%	0	2009
	13.631259	8.101737	-40.57%	0	2008
	13.811409	13.631259	-1.30%	0	2007
	13.362127	13.811409	3.36%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	10.687698	12.894234	20.65%	0	2010
	8.281138	10.687698	29.06%	0	2009
	13.926091	8.281138	-40.54%	0	2008
	13.179347	13.926091	5.67%	0	2007
	11.802919	13.179347	11.66%	0	2006
	11.247371	11.802919	4.94%	0	2005
	10.000000	11.247371	12.47%	0	2004*

NVIT American Century NVIT Growth Fund: Class I - Q/NQ	4.832753	5.659283	17.10%	0	2010
	3.687157	4.832753	31.07%	1,933	2009
	6.126045	3.687157	-39.81%	1,933	2008
	5.218917	6.126045	17.38%	1,933	2007
	5.005591	5.218917	4.26%	4,954	2006
	4.785963	5.005591	4.59%	4,955	2005
	4.506128	4.785963	6.21%	4,955	2004
	3.456859	4.506128	30.35%	4,681	2003
	4.938830	3.456859	-30.01%	1,933	2002
	6.999319	4.938830	-29.44%	1,183	2001

NVIT American Century NVIT Multi Cap Value Fund: Class I - Q/NQ	12.413156	13.831129	11.42%	4,547	2010
	10.000000	12.413156	24.13%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	9.085128	9.993847	10.00%	2,696	2010
	7.496405	9.085128	21.19%	2,696	2009
	10.870847	7.496405	-31.04%	6,450	2008
	10.430613	10.870847	4.22%	7,411	2007
	10.000000	10.430613	4.31%	5,106	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.263054	10.682066	4.08%	422	2010
	9.318922	10.263054	10.13%	422	2009
	10.529215	9.318922	-11.49%	1,218	2008
	10.412741	10.529215	1.12%	2,482	2007
	10.000000	10.412741	4.13%	1,122	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.079451	11.016702	9.30%	346	2010
	7.248531	10.079451	39.06%	559	2009
	12.029430	7.248531	-39.74%	246	2008
	10.712318	12.029430	12.30%	777	2007
	10.000000	10.712318	7.12%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	8.399928	9.749596	16.07%	417	2010
	6.163543	8.399928	36.28%	674	2009
	11.251384	6.163543	-45.22%	376	2008
	10.240314	11.251384	9.87%	442	2007
	10.000000	10.240314	2.40%	0	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	7.628096	8.313029	8.98%	465	2010
	5.943759	7.628096	28.34%	751	2009
	9.772893	5.943759	-39.18%	0	2008
	10.000000	9.772893	-2.27%	0	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	13.151905	14.614184	11.12%	8,741	2010
	9.173240	13.151905	43.37%	8,791	2009
	12.972417	9.173240	-29.29%	10,650	2008
	12.809951	12.972417	1.27%	10,703	2007
	11.793567	12.809951	8.62%	13,907	2006
	11.729931	11.793567	0.54%	14,054	2005
	10.849470	11.729931	8.12%	16,899	2004
	9.035786	10.849470	20.07%	21,913	2003
	8.913897	9.035786	1.37%	16,021	2002
	8.710943	8.913897	2.33%	4,517	2001

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.606439	12.897558	11.12%	1,419	2010
	8.090783	11.606439	43.45%	1,424	2009
	11.458925	8.090783	-29.39%	1,697	2008
	11.311733	11.458925	1.30%	2,038	2007
	10.414642	11.311733	8.61%	1,842	2006
	10.000000	10.414642	4.15%	1,724	2005*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ	7.690153	8.730443	13.53%	1,670	2010
	5.119697	7.690153	50.21%	1,788	2009
	10.000000	5.119697	-48.80%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	7.884037	9.567920	21.36%	0	2010
	6.103762	7.884037	29.17%	0	2009
	10.000000	6.103762	-38.96%	0	2008*

NVIT NVIT Cardinal (SM) Aggressive Fund: Class II - Q/NQ	8.038019	9.073972	12.89%	0	2010
	6.335598	8.038019	26.87%	0	2009
	10.000000	6.335598	-36.64%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
NVIT NVIT Cardinal (SM) Balanced Fund: Class II - Q/NQ	9.286886	10.068809	8.42%	0	2010
	7.892680	9.286886	17.66%	0	2009
	10.000000	7.892680	-21.07%	0	2008*

NVIT NVIT Cardinal (SM) Capital Appreciation Fund: Class II - Q/NQ	8.745895	9.652592	10.37%	0	2010
	7.172940	8.745895	21.93%	0	2009
	10.000000	7.172940	-28.27%	0	2008*

NVIT NVIT Cardinal (SM) Conservative Fund: Class II - Q/NQ	10.032193	10.521626	4.88%	0	2010
	9.039133	10.032193	10.99%	0	2009
	10.000000	9.039133	-9.61%	0	2008*

NVIT NVIT Cardinal (SM) Moderate Fund: Class II - Q/NQ	9.016832	9.861439	9.37%	0	2010
	7.529554	9.016832	19.75%	0	2009
	10.000000	7.529554	-24.70%	0	2008*

NVIT NVIT Cardinal (SM) Moderately Aggressive Fund: Class II - Q/NQ	8.466193	9.420558	11.27%	0	2010
	6.811090	8.466193	24.30%	0	2009
	10.000000	6.811090	-31.89%	0	2008*

NVIT NVIT Cardinal (SM) Moderately Conservative Fund: Class II - Q/NQ	9.558616	10.234577	7.07%	0	2010
	8.271397	9.558616	15.56%	0	2009
	10.000000	8.271397	-17.29%	0	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	10.496231	11.034660	5.13%	0	2010
	9.825497	10.496231	6.83%	0	2009
	10.000000	9.825497	-1.75%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	11.216322	11.908183	6.17%	0	2010
	9.809519	11.216322	14.34%	0	2009
	10.000000	9.809519	-1.90%	0	2008*

NVIT NVIT Emerging Markets Fund: Class I - Q/NQ	21.511405	24.541606	14.09%	0	2010
	13.413179	21.511405	60.38%	0	2009
	32.340229	13.413179	-58.52%	0	2008
	22.623937	32.340229	42.95%	0	2007
	16.850212	22.623937	34.26%	3,481	2006
	12.936008	16.850212	30.26%	3,481	2005
	10.909929	12.936008	18.57%	3,481	2004
	6.722291	10.909929	62.29%	3,481	2003
	8.075525	6.722291	-16.76%	3,481	2002
	8.674187	8.075525	-6.90%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
NVIT NVIT Emerging Markets Fund: Class III - Q/NQ	23.905561	27.282166	14.12%	94	2010
	14.890464	23.905561	60.54%	96	2009
	35.959778	14.890464	-58.59%	405	2008
	25.161330	35.959778	42.92%	331	2007
	18.750120	25.161330	34.19%	573	2006
	14.392651	18.750120	30.28%	1,382	2005
	12.137097	14.392651	18.58%	612	2004
	7.480416	12.137097	62.25%	160	2003
	10.000000	7.480416	-25.20%	189	2002*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	14.479540	14.898852	2.90%	12,276	2010
	14.358898	14.479540	0.84%	12,447	2009
	13.574184	14.358898	5.78%	12,694	2008
	12.900827	13.574184	5.22%	12,743	2007
	12.711905	12.900827	1.49%	14,211	2006
	12.535180	12.711905	1.41%	17,587	2005
	12.361690	12.535180	1.40%	24,804	2004
	12.341436	12.361690	0.16%	41,942	2003
	11.323824	12.341436	8.99%	42,778	2002
	10.752417	11.323824	5.31%	11,013	2001

NVIT NVIT International Equity Fund: Class I - Q/NQ	10.101526	11.238291	11.25%	0	2010
	7.929776	10.101526	27.39%	0	2009

NVIT NVIT International Equity Fund: Class III - Q/NQ	16.243106	18.067679	11.23%	1,409	2010
	12.755954	16.243106	27.34%	1,451	2009
	24.073648	12.755954	-47.01%	1,119	2008
	19.282275	24.073648	24.85%	1,166	2007
	14.768312	19.282275	30.57%	380	2006
	11.552260	14.768312	27.84%	557	2005
	10.287431	11.552260	12.29%	0	2004
	7.740771	10.287431	32.90%	0	2003
	10.000000	7.740771	-22.59%	0	2002*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	8.211043	8.659907	5.47%	0	2010
	6.501522	8.211043	26.29%	0	2009
	11.634112	6.501522	-44.12%	0	2008
	10.831580	11.634112	7.41%	120	2007
	10.000000	10.831580	8.32%	125	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	11.646645	13.110280	12.57%	6,481	2010
	9.323591	11.646645	24.92%	6,481	2009
	15.033743	9.323591	-37.98%	6,481	2008
	14.449858	15.033743	4.04%	5,696	2007
	12.590217	14.449858	14.77%	5,696	2006
	11.878188	12.590217	5.99%	5,696	2005
	10.607956	11.878188	11.97%	5,696	2004
	8.191707	10.607956	29.50%	7,202	2003
	10.000000	8.191707	-18.08%	0	2002*

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	11.499991	12.401429	7.84%	0	2010
	10.000000	11.499991	15.00%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	12.057478	13.265048	10.02%	0	2010
	10.000000	12.057478	20.57%	0	2009*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.643153	12.107364	3.99%	1,702	2010
	10.869146	11.643153	7.12%	1,712	2009
	11.777759	10.869146	-7.71%	1,722	2008
	11.382309	11.777759	3.47%	10,067	2007
	10.917407	11.382309	4.26%	1,744	2006
	10.761107	10.917407	1.45%	1,754	2005
	10.471187	10.761107	2.77%	23,889	2004
	9.881785	10.471187	5.96%	23,900	2003
	10.000000	9.881785	-1.18%	23,647	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	11.802072	12.854611	8.92%	104,957	2010
	10.088008	11.802072	16.99%	117,340	2009
	13.375677	10.088008	-24.58%	122,365	2008
	12.892538	13.375677	3.75%	158,083	2007
	11.789697	12.892538	9.35%	74,448	2006
	11.396138	11.789697	3.45%	42,911	2005
	10.594686	11.396138	7.56%	36,437	2004
	8.986775	10.594686	17.89%	31,801	2003
	10.000000	8.986775	-10.13%	19,050	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	11.863738	13.145555	10.80%	29,155	2010
	9.712156	11.863738	22.15%	30,217	2009
	14.415677	9.712156	-32.63%	53,027	2008
	13.830716	14.415677	4.23%	50,159	2007
	12.295645	13.830716	12.48%	44,271	2006
	11.693395	12.295645	5.15%	31,179	2005
	10.623053	11.693395	10.08%	14,180	2004
	8.541750	10.623053	24.37%	7,920	2003
	10.000000	8.541750	-14.58%	2,471	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.872501	12.651820	6.56%	19,317	2010
	10.553393	11.872501	12.50%	11,881	2009
	12.650005	10.553393	-16.57%	11,900	2008
	12.170043	12.650005	3.94%	12,180	2007
	11.429780	12.170043	6.48%	33,537	2006
	11.139003	11.429780	2.61%	21,945	2005
	10.585351	11.139003	5.23%	1,163	2004
	9.480584	10.585351	11.65%	1,485	2003
	10.000000	9.480584	-5.19%	1,808	2002*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	16.481668	20.426087	23.93%	3,742	2010
	12.272830	16.481668	34.29%	3,742	2009
	19.670901	12.272830	-37.61%	3,886	2008
	18.625430	19.670901	5.61%	3,864	2007
	17.259099	18.625430	7.92%	5,044	2006
	15.677646	17.259099	10.09%	9,632	2005
	13.794761	15.677646	13.65%	12,898	2004
	10.432365	13.794761	32.23%	12,275	2003
	12.543420	10.432365	-16.83%	10,813	2002
	12.943788	12.543420	-3.09%	10,390	2001

NVIT NVIT Money Market Fund: Class I - Q/NQ	11.017294	10.819000	-1.80%	38,938	2010
	11.214533	11.017294	-1.76%	46,504	2009
	11.190282	11.214533	0.22%	79,178	2008
	10.875311	11.190282	2.90%	57,729	2007
	10.594160	10.875311	2.65%	27,926	2006
	10.507467	10.594160	0.83%	28,823	2005
	10.613949	10.507467	-1.00%	21,310	2004
	10.741301	10.613949	-1.19%	50,413	2003
	10.807263	10.741301	-0.61%	37,157	2002
	10.623647	10.807263	1.73%	38,779	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	13.405083	14.557591	8.60%	6,245	2010
	10.975002	13.405083	22.14%	6,219	2009
	13.512748	10.975002	-18.78%	6,303	2008
	13.153432	13.512748	2.73%	7,462	2007
	12.775749	13.153432	2.96%	5,517	2006
	12.731721	12.775749	0.35%	5,157	2005
	12.169900	12.731721	4.62%	6,185	2004
	11.053628	12.169900	10.10%	6,360	2003
	10.499466	11.053628	5.28%	4,967	2002
	10.263086	10.499466	2.30%	3,218	2001

NVIT NVIT Multi-Manager International Growth Fund: Class III - Q/NQ	8.128943	9.103248	11.99%	8,684	2010
	6.066225	8.128943	34.00%	8,717	2009
	10.000000	6.066225	-39.34%	0	2008*

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	14.621346	15.236010	4.20%	3,202	2010
	11.467656	14.621346	27.50%	3,367	2009
	21.760856	11.467656	-47.30%	3,403	2008
	21.530815	21.760856	1.07%	3,596	2007
	17.861451	21.530815	20.54%	707	2006
	16.231410	17.861451	10.04%	730	2005
	13.744111	16.231410	18.10%	0	2004
	10.000000	13.744111	37.44%	0	2003*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	8.013096	9.089459	13.43%	7,759	2010
	6.287665	8.013096	27.44%	5,570	2009
	10.000000	6.287665	-37.12%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ	10.000000	10.388474	3.88%	863	2010*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	7.847341	8.688406	10.72%	0	2010
	6.271938	7.847341	25.12%	0	2009
	10.000000	6.271938	-37.28%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ	7.744457	9.644813	24.54%	477	2010
	6.203827	7.744457	24.83%	477	2009

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	7.707532	9.572291	24.19%	1,131	2010
	6.194427	7.707532	24.43%	1,140	2009
	10.000000	6.194427	-38.06%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	8.553700	10.048939	17.48%	2,007	2010
	6.676263	8.553700	28.12%	2,023	2009
	10.000000	6.676263	-33.24%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	10.723635	13.210669	23.19%	7,142	2010
	8.567481	10.723635	25.17%	7,173	2009
	16.283784	8.567481	-47.39%	7,302	2008
	15.110570	16.283784	7.76%	8,973	2007
	14.908742	15.110570	1.35%	9,775	2006
	14.044827	14.908742	6.15%	10,564	2005
	12.610421	14.044827	11.37%	12,596	2004
	9.564082	12.610421	31.85%	13,687	2003
	14.599711	9.564082	-34.49%	11,097	2002
	16.676873	14.599711	-12.46%	8,848	2001

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	17.960595	22.330013	24.33%	3,190	2010
	14.491008	17.960595	23.94%	4,224	2009
	21.750368	14.491008	-33.38%	4,324	2008
	23.791636	21.750368	-8.58%	5,773	2007
	20.654581	23.791636	15.19%	8,663	2006
	20.405024	20.654581	1.22%	9,047	2005
	17.714566	20.405024	15.19%	14,187	2004
	11.500284	17.714566	54.04%	11,054	2003
	16.079016	11.500284	-28.48%	10,966	2002
	12.765722	16.079016	25.95%	5,321	2001

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	17.754900	21.850232	23.07%	5,302	2010
	13.422488	17.754900	32.28%	5,506	2009
	22.114229	13.422488	-39.30%	5,589	2008
	22.051693	22.114229	0.28%	8,425	2007
	20.042046	22.051693	10.03%	8,517	2006
	18.170195	20.042046	10.30%	8,529	2005
	15.545919	18.170195	16.88%	13,382	2004
	11.226240	15.545919	38.48%	11,761	2003
	13.828616	11.226240	-18.82%	9,063	2002
	15.095906	13.828616	-8.39%	4,110	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
NVIT NVIT Nationwide Fund: Class I - Q/NQ	7.976905	8.886996	11.41%	2,155	2010
	6.441991	7.976905	23.83%	2,229	2009
	11.224821	6.441991	-42.61%	2,229	2008
	10.567157	11.224821	6.22%	3,579	2007
	9.469764	10.567157	11.59%	6,252	2006
	8.974942	9.469764	5.51%	6,289	2005
	8.327394	8.974942	7.78%	6,275	2004
	6.650221	8.327394	25.22%	6,299	2003
	8.194278	6.650221	-18.84%	6,350	2002
	9.464087	8.194278	-13.42%	9,697	2001

NVIT NVIT Real Estate Fund: Class I - Q/NQ	7.166841	9.162198	27.84%	13,587	2010
	5.578250	7.166841	28.48%	18,895	2009
	10.000000	5.578250	-44.22%	0	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.332676	10.392235	0.58%	0	2010
	9.823638	10.332676	5.18%	0	2009
	10.000000	9.823638	-1.76%	0	2008*

NVIT NVIT Worldwide Leaders Fund: Class I - Q/NQ	9.760296	10.683098	9.45%	3,943	2010
	7.951105	9.760296	22.75%	3,943	2009
	14.547996	7.951105	-45.35%	3,943	2008
	12.357069	14.547996	17.73%	6,094	2007
	9.995826	12.357069	23.62%	8,355	2006
	8.529122	9.995826	17.20%	13,234	2005
	7.509065	8.529122	13.58%	13,275	2004
	5.620023	7.509065	33.61%	13,420	2003
	7.670769	5.620023	-26.73%	13,643	2002
	9.622318	7.670769	-20.28%	13,422	2001

NVIT NVIT Worldwide Leaders Fund: Class III - Q/NQ	17.574907	19.219778	9.36%	0	2010
	14.317833	17.574907	22.75%	0	2009
	26.190114	14.317833	-45.33%	0	2008
	22.238058	26.190114	17.77%	0	2007
	17.998693	22.238058	23.55%	27	2006
	15.357660	17.998693	17.20%	461	2005
	13.520940	15.357660	13.58%	190	2004
	10.000000	13.520940	35.21%	163	2003*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class I - Q/NQ	12.902691	13.785567	6.84%	35,532	2010
	10.000000	12.902691	29.03%	0	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	12.877409	13.448274	4.43%	0	2010
	10.000000	12.877409	28.77%	0	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	7.801926	8.870012	13.69%	502	2010
	6.180472	7.801926	26.24%	502	2009
	9.989081	6.180472	-38.13%	502	2008
	10.403832	9.989081	-3.99%	502	2007
	9.140181	10.403832	13.83%	628	2006
	8.928052	9.140181	2.38%	502	2005
	7.737628	8.928052	15.38%	0	2004
	5.994918	7.737628	29.07%	0	2003
	8.155563	5.994918	-26.49%	0	2002
	9.455077	8.155563	-13.74%	0	2001

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	18.119752	20.636366	13.89%	1,374	2010
	13.208510	18.119752	37.18%	1,465	2009
	22.491279	13.208510	-41.27%	1,487	2008
	21.540637	22.491279	4.41%	4,452	2007
	18.637621	21.540637	15.58%	6,228	2006
	16.598363	18.637621	12.29%	6,197	2005
	14.180467	16.598363	17.05%	8,150	2004
	10.000000	14.180467	41.80%	5,857	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	11.239137	12.799061	13.88%	18,165	2010
	8.188452	11.239137	37.26%	18,391	2009
	13.941855	8.188452	-41.27%	18,513	2008
	13.354899	13.941855	4.40%	19,309	2007
	11.554717	13.354899	15.58%	39,581	2006
	10.293133	11.554717	12.26%	52,761	2005
	8.796101	10.293133	17.02%	57,470	2004
	6.262817	8.796101	40.45%	61,614	2003
	8.190803	6.262817	-23.54%	63,453	2002
	9.483571	8.190803	-13.63%	51,202	2001

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ	2.462431	2.773234	12.62%	0	2010
	1.978316	2.462431	24.47%	0	2009
	9.544396	1.978316	-79.27%	0	2008
	10.000000	9.544396	-4.56%	0	2007*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	2.649630	2.987382	12.75%	0	2010
	2.153085	2.649630	23.06%	0	2009
	10.280841	2.153085	-79.06%	0	2008
	10.480981	10.280841	-1.91%	0	2007
	10.000000	10.480981	4.81%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	8.335233	9.503789	14.02%	12,442	2010
	6.616510	8.335233	25.98%	14,397	2009
	10.950812	6.616510	-39.58%	14,637	2008
	10.680162	10.950812	2.53%	16,098	2007
	9.454762	10.680162	12.96%	33,490	2006
	9.084631	9.454762	4.07%	42,008	2005
	8.451640	9.084631	7.49%	56,400	2004
	6.791724	8.451640	24.44%	57,841	2003
	8.517435	6.791724	-20.26%	53,543	2002
	9.655553	8.517435	-11.79%	60,365	2001

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares - Q/NQ	7.957552	9.643515	21.19%	1,209	2010
	5.906497	7.957552	34.73%	1,344	2009
	9.674984	5.906497	-38.95%	0	2008
	9.973994	9.674984	-3.00%	128	2007
	10.000000	9.973994	-0.26%	135	2006*

Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares - Q/NQ	7.370223	9.225538	25.17%	2,150	2010
	5.659790	7.370223	30.22%	2,150	2009
	11.316465	5.659790	-49.99%	2,150	2008
	10.838690	11.316465	4.41%	3,319	2007
	10.720007	10.838690	1.11%	6,491	2006
	9.717936	10.720007	10.31%	14,514	2005
	8.262040	9.717936	17.62%	17,099	2004
	6.699002	8.262040	23.33%	15,280	2003
	9.447560	6.699002	-29.09%	13,369	2002
	13.999397	9.447560	-32.51%	13,091	2001

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (unhedged): Advisor Class - Q/NQ	10.834026	11.636134	7.40%	0	2010
	10.000000	10.834026	8.34%	0	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.913226	11.272539	3.29%	21,006	2010
	10.000000	10.913226	9.13%	6,868	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ	10.000000	10.509110	5.09%	0	2010*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	10.199504	10.731570	5.22%	968	2010
	9.472787	10.199504	7.67%	968	2009
	10.742730	9.472787	-11.82%	968	2008
	10.374930	10.742730	3.55%	968	2007
	10.000000	10.374930	3.75%	0	2006*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	25.835133	27.842587	7.77%	0	2010
	20.204745	25.835133	27.87%	0	2009

Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Class R1 - Q/NQ	21.865327	27.240578	24.58%	1,153	2010
	10.433966	21.865327	109.56%	1,254	2009
	30.145047	10.433966	-65.39%	1,985	2008
	22.316740	30.145047	35.08%	1,231	2007
	16.285932	22.316740	37.03%	1,696	2006
	12.576135	16.285932	29.50%	1,978	2005
	10.000000	12.576135	25.76%	2,326	2004*

Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ	26.600130	33.133041	24.56%	182	2010
	12.706367	26.600130	109.34%	1,153	2009
	36.740680	12.706367	-65.42%	1,153	2008
	27.189894	36.740680	35.13%	1,153	2007
	19.848229	27.189894	36.99%	1,153	2006
	15.311576	19.848229	29.63%	1,152	2005
	12.385431	15.311576	23.63%	1,159	2004
	8.179648	12.385431	51.42%	6,480	2003
	8.578684	8.179648	-4.65%	6,727	2002
	8.898173	8.578684	-3.59%	2,297	2001

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Class R1 - Q/NQ	26.470902	33.599840	26.93%	3,869	2010
	17.102035	26.470902	54.78%	3,724	2009
	32.310630	17.102035	-47.07%	3,760	2008
	22.642532	32.310630	42.70%	3,760	2007
	18.513628	22.642532	22.30%	7,520	2006
	12.433770	18.513628	48.90%	7,520	2005
	10.000000	12.433770	24.34%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ	33.802479	42.899206	26.91%	0	2010
	21.850504	33.802479	54.70%	0	2009
	41.303184	21.850504	-47.10%	0	2008
	28.938622	41.303184	42.73%	0	2007
	23.670159	28.938622	22.26%	228	2006
	15.891131	23.670159	48.95%	1,663	2005
	13.026159	15.891131	21.99%	1,663	2004
	9.161589	13.026159	42.18%	0	2003
	9.601688	9.161589	-4.58%	0	2002
	10.919321	9.601688	-12.07%	0	2001

Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	13.042699	16.237206	24.49%	0	2010
	10.000000	13.042699	30.43%	0	2009*

Optional Benefits Elected (Total 1.85%)
(Variable account charges of 1.85% of the daily net assets of the variable account)
Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	13.744163	17.077086	24.25%	0	2010
	9.815977	13.744163	40.02%	0	2009
	15.565714	9.815977	-36.94%	0	2008*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.817719	12.192913	3.17%	5,332	2010
	10.924545	11.817719	8.18%	0	2009
	11.310137	10.924545	-3.41%	0	2008
	10.525212	11.310137	7.46%	0	2007
	10.555501	10.525212	-0.29%	0	2006
	10.588445	10.555501	-0.31%	445	2005
	10.195584	10.588445	3.85%	394	2004
	10.000000	10.195584	1.96%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	8.244060	9.236366	12.04%	1,757	2010
	7.112360	8.244060	15.91%	5,045	2009
	11.078262	7.112360	-35.80%	6,939	2008
	11.295856	11.078262	-1.93%	7,932	2007
	9.828663	11.295856	14.93%	8,128	2006
	9.570180	9.828663	2.70%	10,304	2005
	8.629328	9.570180	10.90%	15,215	2004
	6.796758	8.629328	26.96%	20,775	2003
	8.588758	6.796758	-20.86%	16,523	2002
	9.549358	8.588758	-10.06%	593	2001

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	10.002340	11.707662	17.05%	145	2010
	7.842445	10.002340	27.54%	151	2009
	10.562111	7.842445	-25.75%	156	2008
	11.016278	10.562111	-4.12%	167	2007
	10.000000	11.016278	10.16%	0	2006*

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	12.027073	12.956952	7.73%	0	2010
	10.000000	12.027073	20.27%	0	2009*

Credit Suisse Trust - International Equity Flex III Portfolio - Q/NQ	10.098541	11.124252	10.16%	0	2010
	10.000000	10.098541	0.99%	0	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	11.758756	14.522217	23.50%	0	2010
	9.582316	11.758756	22.71%	765	2009
	14.132023	9.582316	-32.19%	792	2008
	14.494829	14.132023	-2.50%	735	2007
	12.907223	14.494829	12.30%	897	2006
	12.262762	12.907223	5.26%	6,305	2005
	10.250496	12.262762	19.63%	4,905	2004
	7.579801	10.250496	35.23%	7,672	2003
	10.000000	7.579801	-24.20%	815	2002*

Dreyfus Socially Responsible Growth Fund Inc.: Initial Shares - Q/NQ	6.891696	7.766478	12.69%	545	2010
	5.249563	6.891696	31.28%	545	2009
	8.156561	5.249563	-35.64%	545	2008
	7.710805	8.156561	5.78%	545	2007
	7.193852	7.710805	7.19%	774	2006
	7.073307	7.193852	1.70%	789	2005
	6.785209	7.073307	4.25%	1,207	2004
	5.486341	6.785209	23.67%	3,404	2003
	7.867141	5.486341	-30.26%	1,233	2002
	10.353934	7.867141	-24.02%	2,098	2001

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	7.942550	8.952472	12.72%	5,758	2010
	6.405432	7.942550	24.00%	6,168	2009
	10.382725	6.405432	-38.31%	7,669	2008
	10.051278	10.382725	3.30%	9,512	2007
	8.866104	10.051278	13.37%	54,069	2006
	8.627936	8.866104	2.76%	55,631	2005
	7.945117	8.627936	8.59%	62,831	2004
	6.306075	7.945117	25.99%	197,523	2003
	8.275796	6.306075	-23.80%	44,493	2002
	9.602483	8.275796	-13.82%	16,395	2001

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	9.066422	10.261897	13.19%	0	2010
	7.537015	9.066422	20.29%	67	2009
	10.900493	7.537015	-30.86%	67	2008
	10.367598	10.900493	5.14%	759	2007
	9.068240	10.367598	14.33%	904	2006
	8.851164	9.068240	2.45%	1,247	2005
	8.584782	8.851164	3.10%	2,622	2004
	7.218359	8.584782	18.93%	4,912	2003
	8.830538	7.218359	-18.26%	5,988	2002
	9.921665	8.830538	-11.00%	70,360	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	14.197285	15.119760	6.50%	13,988	2010
	12.010447	14.197285	18.21%	17,988	2009
	13.198743	12.010447	-9.00%	20,032	2008
	12.761809	13.198743	3.42%	23,334	2007
	12.483117	12.761809	2.23%	25,991	2006
	12.554867	12.483117	-0.57%	26,857	2005
	12.344640	12.554867	1.70%	33,837	2004
	12.018959	12.344640	2.71%	36,720	2003
	11.202838	12.018959	7.28%	250,440	2002
	10.568127	11.202838	6.01%	32,250	2001

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom 2010 Portfolio: Service Class - Q/NQ	10.007057	11.073066	10.65%	0	2010
	8.212187	10.007057	21.86%	0	2009
	11.167536	8.212187	-26.46%	0	2008
	10.473636	11.167536	6.63%	0	2007
	10.000000	10.473636	4.74%	0	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom 2020 Portfolio: Service Class - Q/NQ	9.470323	10.644945	12.40%	0	2010
	7.492699	9.470323	26.39%	0	2009
	11.345419	7.492699	-33.96%	0	2008
	10.493549	11.345419	8.12%	0	2007
	10.000000	10.493549	4.94%	0	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom 2030 Portfolio: Service Class - Q/NQ	8.994380	10.240581	13.86%	0	2010
	6.973800	8.994380	28.97%	0	2009
	11.474582	6.973800	-39.22%	0	2008
	10.513625	11.474582	9.14%	0	2007
	10.000000	10.513625	5.14%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	8.654783	10.122138	16.95%	2,045	2010
	5.975291	8.654783	44.84%	3,345	2009
	13.352825	5.975291	-55.25%	2,927	2008
	9.341954	13.352825	42.93%	3,164	2007
	10.000000	9.341954	-6.58%	1,627	2006*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	9.162336	10.349822	12.96%	1,946	2010
	7.179087	9.162336	27.63%	2,625	2009
	12.766716	7.179087	-43.77%	6,239	2008
	12.826841	12.766716	-0.47%	10,808	2007
	10.882666	12.826841	17.86%	20,478	2006
	10.483561	10.882666	3.81%	39,568	2005
	9.589583	10.483561	9.32%	40,105	2004
	7.502801	9.589583	27.81%	47,884	2003
	9.209865	7.502801	-18.54%	41,202	2002
	9.887701	9.209865	-6.86%	16,929	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	5.803174	7.043246	21.37%	0	2010
	4.057481	5.803174	43.02%	919	2009
	9.199471	4.057481	-55.89%	2,456	2008
	7.618322	9.199471	20.75%	3,478	2007
	7.370812	7.618322	3.36%	3,755	2006
	6.898042	7.370812	6.85%	5,932	2005
	6.564618	6.898042	5.08%	5,983	2004
	5.158219	6.564618	27.27%	6,007	2003
	6.730718	5.158219	-23.36%	5,136	2002
	8.015802	6.730718	-16.03%	2,221	2001

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	6.919392	8.425317	21.76%	7,683	2010
	5.501308	6.919392	25.78%	8,423	2009
	10.622879	5.501308	-48.21%	9,643	2008
	8.531643	10.622879	24.51%	9,330	2007
	8.143786	8.531643	4.76%	10,287	2006
	7.851401	8.143786	3.72%	12,718	2005
	7.746584	7.851401	1.35%	15,679	2004
	5.943919	7.746584	30.33%	24,584	2003
	8.676331	5.943919	-31.49%	21,826	2002
	10.745932	8.676331	-19.26%	5,548	2001

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	9.924303	11.083838	11.68%	0	2010
	7.032682	9.924303	41.12%	0	2009
	9.561872	7.032682	-26.45%	0	2008
	9.490940	9.561872	0.75%	198	2007
	8.697158	9.490940	9.13%	864	2006
	8.642570	8.697158	0.63%	2,616	2005
	8.043859	8.642570	7.44%	5,539	2004
	6.454537	8.043859	24.62%	11,692	2003
	6.346563	6.454537	1.70%	12,360	2002
	7.340109	6.346563	-13.54%	2,859	2001

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ	10.155482	11.329502	11.56%	585	2010
	7.188666	10.155482	41.27%	2,107	2009
	9.762868	7.188666	-26.37%	2,208	2008
	10.000000	9.762868	-2.37%	2,961	2007*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	11.674567	12.338579	5.69%	748	2010
	10.282839	11.674567	13.53%	748	2009
	10.839265	10.282839	-5.13%	0	2008
	10.598317	10.839265	2.27%	0	2007
	10.352376	10.598317	2.38%	0	2006
	10.332038	10.352376	0.20%	88	2005
	10.090942	10.332038	2.39%	0	2004
	10.000000	10.090942	0.91%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	9.080948	11.471455	26.32%	0	2010
	6.607911	9.080948	37.43%	4,221	2009
	11.129989	6.607911	-40.63%	4,221	2008
	9.820078	11.129989	13.34%	2,169	2007
	10.000000	9.820078	-1.80%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	10.410369	11.545522	10.90%	0	2010
	8.388788	10.410369	24.10%	0	2009
	15.226259	8.388788	-44.91%	0	2008
	13.237106	15.226259	15.03%	0	2007
	11.433861	13.237106	15.77%	0	2006
	9.791143	11.433861	16.78%	0	2005
	8.790049	9.791143	11.39%	0	2004
	6.253645	8.790049	40.56%	0	2003
	7.998921	6.253645	-21.82%	0	2002
	10.352122	7.998921	-22.74%	1,561	2001

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	12.823953	14.224464	10.92%	2,924	2010
	10.329405	12.823953	24.15%	3,542	2009
	18.752944	10.329405	-44.92%	3,561	2008
	16.300494	18.752944	15.05%	3,347	2007
	14.079590	16.300494	15.77%	3,406	2006
	12.061524	14.079590	16.73%	2,688	2005
	10.827465	12.061524	11.40%	2,688	2004
	7.700598	10.827465	40.61%	6,240	2003
	10.000000	7.700598	-22.99%	5,000	2002*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	11.318404	14.048115	24.12%	770	2010
	7.326550	11.318404	54.48%	800	2009
	15.289625	7.326550	-52.08%	852	2008
	14.753265	15.289625	3.64%	758	2007
	12.935368	14.753265	14.05%	891	2006
	12.850199	12.935368	0.66%	2,209	2005
	11.485789	12.850199	11.88%	2,135	2004
	7.416124	11.485789	54.88%	2,217	2003
	10.000000	7.416124	-25.84%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.365402	11.463051	10.59%	3,719	2010
	7.788371	10.365402	33.09%	3,719	2009
	11.280782	7.788371	-30.96%	3,879	2008
	11.078363	11.280782	1.83%	27,720	2007
	10.000000	11.078363	10.78%	3,589	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	8.079637	10.168416	25.85%	423	2010
	6.373639	8.079637	26.77%	440	2009
	9.695006	6.373639	-34.26%	454	2008
	10.119630	9.695006	-4.20%	487	2007
	10.000000	10.119630	1.20%	2,700	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	8.403837	9.094250	8.22%	0	2010
	6.573599	8.403837	27.84%	0	2009
	10.000000	6.573599	-34.26%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	10.567577	12.188834	15.34%	0	2010
	6.236698	10.567577	69.44%	0	2009
	13.426545	6.236698	-53.55%	0	2008
	10.630304	13.426545	26.30%	0	2007
	10.000000	10.630304	6.30%	2,266	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	9.655608	10.273825	6.40%	0	2010
	7.170387	9.655608	34.66%	0	2009
	12.256440	7.170387	-41.50%	0	2008
	10.817756	12.256440	13.30%	0	2007
	10.000000	10.817756	8.18%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	13.776354	15.465951	12.26%	3,217	2010
	11.826102	13.776354	16.49%	7,055	2009
	11.344857	11.826102	4.24%	7,063	2008
	10.411202	11.344857	8.97%	7,082	2007
	10.000000	10.411202	4.11%	2,274	2006*

Invesco Funds - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	8.496494	9.607477	13.08%	0	2010
	7.170938	8.496494	18.49%	0	2009
	12.734684	7.170938	-43.69%	0	2008
	11.613431	12.734684	9.65%	0	2007
	11.155908	11.613431	4.10%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Invesco Funds - Invesco V.I. Capital Development Fund: Series II - Q/NQ	10.572814	12.294294	16.28%	0	2010
	7.586506	10.572814	39.36%	0	2009
	14.620029	7.586506	-48.11%	0	2008
	13.475663	14.620029	8.49%	0	2007
	11.809212	13.475663	14.11%	0	2006*

Ivy Funds Variable Asset Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	20.565724	21.936664	6.67%	2,314	2010
	16.756337	20.565724	22.73%	0	2009*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	8.703155	9.095713	4.51%	959	2010
	6.072758	8.703155	43.31%	959	2009
	11.110577	6.072758	-45.34%	2,616	2008
	8.285621	11.110577	34.09%	5,944	2007
	7.736129	8.285621	7.10%	6,657	2006
	7.002249	7.736129	10.48%	7,591	2005
	6.047553	7.002249	15.79%	8,700	2004
	5.124576	6.047553	18.01%	13,315	2003
	6.210517	5.124576	-17.49%	10,989	2002
	8.095727	6.210517	-23.29%	9,550	2001

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	11.862400	14.497733	22.22%	1,432	2010
	7.693437	11.862400	54.19%	1,432	2009
	13.971865	7.693437	-44.94%	1,432	2008
	11.692893	13.971865	19.49%	1,432	2007
	11.036415	11.692893	5.95%	1,432	2006
	10.099797	11.036415	9.27%	1,432	2005
	10.204923	10.099797	-1.03%	1,432	2004
	7.066388	10.204923	44.41%	1,432	2003
	10.000000	7.066388	-29.34%	1,432	2002*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	3.837489	4.685473	22.10%	0	2010
	2.491965	3.837489	53.99%	0	2009
	4.531733	2.491965	-45.01%	0	2008
	3.794312	4.531733	19.43%	0	2007
	3.584998	3.794312	5.84%	0	2006
	3.274176	3.584998	9.49%	1,639	2005
	3.317116	3.274176	-1.29%	3,794	2004
	2.307249	3.317116	43.77%	3,794	2003
	3.979883	2.307249	-42.03%	3,794	2002
	6.469900	3.979883	-38.49%	4,652	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	22.940609	28.152648	22.72%	0	2010
	13.052178	22.940609	75.76%	1,390	2009
	27.827806	13.052178	-53.10%	1,418	2008
	22.139650	27.827806	25.69%	1,554	2007
	15.375719	22.139650	43.99%	2,695	2006
	11.865467	15.375719	29.58%	4,958	2005
	10.183619	11.865467	16.52%	11,157	2004
	7.711350	10.183619	32.06%	14,036	2003
	10.000000	7.711350	-22.89%	3,577	2002*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	13.217861	16.219259	22.71%	0	2010
	7.520395	13.217861	75.76%	0	2009
	16.040187	7.520395	-53.12%	0	2008
	12.766913	16.040187	25.64%	0	2007
	8.870508	12.766913	43.93%	0	2006
	6.849407	8.870508	29.51%	0	2005
	5.879751	6.849407	16.49%	0	2004
	4.452769	5.879751	32.05%	2,653	2003
	6.110859	4.452769	-27.13%	15,684	2002
	8.132240	6.110859	-24.86%	3,664	2001

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ	11.430608	13.850731	21.17%	0	2010
	9.192039	11.430608	24.35%	0	2009

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	11.852225	12.937903	9.16%	0	2010
	9.861580	11.852225	20.19%	0	2009
	14.939269	9.861580	-33.99%	0	2008
	14.148020	14.939269	5.59%	0	2007
	11.961171	14.148020	18.28%	273	2006*

MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class - Q/NQ	10.000000	10.709979	7.10%	0	2010*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.765040	10.090938	3.34%	1,009	2010
	8.779082	9.765040	11.23%	0	2009
	10.332070	8.779082	-15.03%	0	2008
	10.048400	10.332070	2.82%	542	2007
	9.824455	10.048400	2.28%	125	2006
	9.866712	9.824455	-0.43%	125	2005
	9.974965	9.866712	-1.09%	125	2004
	10.000000	9.974965	-0.25%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	9.728095	11.420813	17.40%	0	2010
	8.074258	9.728095	20.48%	0	2009
	13.591960	8.074258	-40.60%	0	2008
	13.778654	13.591960	-1.35%	0	2007
	13.337218	13.778654	3.31%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	10.656892	12.850531	20.58%	0	2010
	8.261487	10.656892	28.99%	0	2009
	13.900153	8.261487	-40.57%	0	2008
	13.161539	13.900153	5.61%	0	2007
	11.792951	13.161539	11.61%	0	2006
	11.243582	11.792951	4.89%	0	2005
	10.000000	11.243582	12.44%	0	2004*

NVIT American Century NVIT Growth Fund: Class I - Q/NQ	4.806528	5.625714	17.04%	0	2010
	3.669030	4.806528	31.00%	0	2009
	6.099045	3.669030	-39.84%	0	2008
	5.198573	6.099045	17.32%	0	2007
	4.988617	5.198573	4.21%	0	2006
	4.772161	4.988617	4.54%	0	2005
	4.495423	4.772161	6.16%	0	2004
	3.450405	4.495423	30.29%	13,560	2003
	4.932123	3.450405	-30.04%	1,475	2002
	6.993410	4.932123	-29.47%	441	2001

NVIT American Century NVIT Multi Cap Value Fund: Class I - Q/NQ	12.408940	13.819402	11.37%	5,126	2010
	10.000000	12.408940	24.09%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	9.068158	9.970101	9.95%	3,829	2010
	7.486222	9.068158	21.13%	3,829	2009
	10.861614	7.486222	-31.08%	3,829	2008
	10.427094	10.861614	4.17%	3,829	2007
	10.000000	10.427094	4.27%	3,829	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.243901	10.656705	4.03%	0	2010
	9.306266	10.243901	10.08%	2,788	2009
	10.520262	9.306266	-11.54%	2,788	2008
	10.409221	10.520262	1.07%	2,767	2007
	10.000000	10.409221	4.09%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.060622	10.990536	9.24%	233	2010
	7.238672	10.060622	38.98%	3,801	2009
	12.019214	7.238672	-39.77%	4,041	2008
	10.708700	12.019214	12.24%	7,674	2007
	10.000000	10.708700	7.09%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	8.384221	9.726409	16.01%	278	2010
	6.155155	8.384221	36.21%	278	2009
	11.241811	6.155155	-45.25%	486	2008
	10.236847	11.241811	9.82%	3,623	2007
	10.000000	10.236847	2.37%	0	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	7.617747	8.297526	8.92%	0	2010
	5.938710	7.617747	28.27%	0	2009
	9.769577	5.938710	-39.21%	0	2008
	10.000000	9.769577	-2.30%	0	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	13.080698	14.527662	11.06%	0	2010
	9.128208	13.080698	43.30%	0	2009
	12.915318	9.128208	-29.32%	0	2008
	12.760089	12.915318	1.22%	0	2007
	11.753622	12.760089	8.56%	2,943	2006
	11.696138	11.753622	0.49%	10,704	2005
	10.823716	11.696138	8.06%	14,822	2004
	9.018929	10.823716	20.01%	13,462	2003
	8.901799	9.018929	1.32%	12,801	2002
	8.703574	8.901799	2.28%	975	2001

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.578896	12.860404	11.07%	1,284	2010
	8.075684	11.578896	43.38%	1,284	2009
	11.443376	8.075684	-29.43%	1,370	2008
	11.302178	11.443376	1.25%	1,645	2007
	10.411135	11.302178	8.56%	1,633	2006
	10.000000	10.411135	4.11%	1,648	2005*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ	7.683622	8.718588	13.47%	4,504	2010
	5.117943	7.683622	50.13%	4,502	2009
	10.000000	5.117943	-48.82%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	7.877335	9.554930	21.30%	0	2010
	6.101676	7.877335	29.10%	0	2009
	10.000000	6.101676	-38.98%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
NVIT NVIT Cardinal (SM) Aggressive Fund: Class II - Q/NQ	8.031170	9.061628	12.83%	0	2010
	6.333434	8.031170	26.81%	0	2009
	10.000000	6.333434	-36.67%	0	2008*

NVIT NVIT Cardinal (SM) Balanced Fund: Class II - Q/NQ	9.278998	10.055121	8.36%	0	2010
	7.889996	9.278998	17.60%	0	2009
	10.000000	7.889996	-21.10%	0	2008*

NVIT NVIT Cardinal (SM) Capital Appreciation Fund: Class II - Q/NQ	8.738475	9.639496	10.31%	0	2010
	7.170498	8.738475	21.87%	0	2009
	10.000000	7.170498	-28.30%	0	2008*

NVIT NVIT Cardinal (SM) Conservative Fund: Class II - Q/NQ	10.023671	10.507326	4.83%	0	2010
	9.036060	10.023671	10.93%	0	2009
	10.000000	9.036060	-9.64%	0	2008*

NVIT NVIT Cardinal (SM) Moderate Fund: Class II - Q/NQ	9.009172	9.848044	9.31%	0	2010
	7.526994	9.009172	19.69%	0	2009
	10.000000	7.526994	-24.73%	0	2008*

NVIT NVIT Cardinal (SM) Moderately Aggressive Fund: Class II - Q/NQ	8.458991	9.407764	11.22%	0	2010
	6.808767	8.458991	24.24%	0	2009
	10.000000	6.808767	-31.91%	0	2008*

NVIT NVIT Cardinal (SM) Moderately Conservative Fund: Class II - Q/NQ	9.550512	10.220701	7.02%	6,279	2010
	8.268590	9.550512	15.50%	6,648	2009
	10.000000	8.268590	-17.31%	0	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	10.487319	11.019685	5.08%	0	2010
	9.822155	10.487319	6.77%	0	2009
	10.000000	9.822155	-1.78%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	11.206811	11.892035	6.11%	0	2010
	9.806200	11.206811	14.28%	0	2009
	10.000000	9.806200	-1.94%	0	2008*

NVIT NVIT Emerging Markets Fund: Class I - Q/NQ	21.410437	24.414007	14.03%	0	2010
	13.357013	21.410437	60.29%	0	2009
	32.221287	13.357013	-58.55%	0	2008
	22.552260	32.221287	42.87%	0	2007
	16.805347	22.552260	34.20%	0	2006
	12.908099	16.805347	30.19%	0	2005
	10.891929	12.908099	18.51%	0	2004
	6.714603	10.891929	62.21%	0	2003
	8.070402	6.714603	-16.80%	0	2002
	8.673124	8.070402	-6.95%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
NVIT NVIT Emerging Markets Fund: Class III - Q/NQ	23.812346	27.161972	14.07%	1,637	2010
	14.839949	23.812346	60.46%	3,023	2009
	35.856138	14.839949	-58.61%	3,023	2008
	25.101651	35.856138	42.84%	2,482	2007
	18.715146	25.101651	34.12%	1,824	2006
	14.373091	18.715146	30.21%	3,300	2005
	12.126779	14.373091	18.52%	3,573	2004
	7.477857	12.126779	62.17%	1,881	2003
	10.000000	7.477857	-25.22%	1,388	2002*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	14.401164	14.810669	2.84%	3,810	2010
	14.288448	14.401164	0.79%	6,586	2009
	13.514461	14.288448	5.73%	6,627	2008
	12.850643	13.514461	5.17%	9,853	2007
	12.668885	12.850643	1.43%	10,732	2006
	12.499088	12.668885	1.36%	16,059	2005
	12.332360	12.499088	1.35%	20,763	2004
	12.318429	12.332360	0.11%	24,229	2003
	11.308475	12.318429	8.93%	20,085	2002
	10.743380	11.308475	5.26%	6,464	2001

NVIT NVIT International Equity Fund: Class I - Q/NQ	10.054098	11.179837	11.20%	908	2010
	7.896558	10.054098	27.32%	908	2009

NVIT NVIT International Equity Fund: Class III - Q/NQ	16.179789	17.988094	11.18%	0	2010
	12.712695	16.179789	27.27%	0	2009
	24.004264	12.712695	-47.04%	0	2008
	19.236540	24.004264	24.78%	0	2007
	14.740766	19.236540	30.50%	133	2006
	11.536563	14.740766	27.77%	3,848	2005
	10.278685	11.536563	12.24%	133	2004
	7.738127	10.278685	32.83%	121	2003
	10.000000	7.738127	-22.62%	1,597	2002*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	8.195706	8.639344	5.41%	0	2010
	6.492680	8.195706	26.23%	0	2009
	11.624236	6.492680	-44.15%	53	2008
	10.827926	11.624236	7.35%	80	2007
	10.000000	10.827926	8.28%	2,159	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	11.599698	13.050802	12.51%	0	2010
	9.290738	11.599698	24.85%	0	2009
	14.988421	9.290738	-38.01%	0	2008
	14.413675	14.988421	3.99%	0	2007
	12.565069	14.413675	14.71%	4,781	2006
	11.860489	12.565069	5.94%	4,781	2005
	10.597538	11.860489	11.92%	9,398	2004
	8.187819	10.597538	29.43%	49,244	2003
	10.000000	8.187819	-18.12%	124	2002*

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	11.496080	12.390907	7.78%	0	2010
	10.000000	11.496080	14.96%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	12.053380	13.253792	9.96%	0	2010
	10.000000	12.053380	20.53%	0	2009*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.596203	12.052405	3.93%	21,054	2010
	10.830834	11.596203	7.07%	0	2009
	11.742210	10.830834	-7.76%	0	2008
	11.353767	11.742210	3.42%	0	2007
	10.895571	11.353767	4.21%	0	2006
	10.745047	10.895571	1.40%	6,798	2005
	10.460887	10.745047	2.72%	8,555	2004
	9.877095	10.460887	5.91%	9,983	2003
	10.000000	9.877095	-1.23%	736	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	11.754457	12.796237	8.86%	28,780	2010
	10.052421	11.754457	16.93%	57,132	2009
	13.335296	10.052421	-24.62%	53,707	2008
	12.860200	13.335296	3.69%	56,836	2007
	11.766108	12.860200	9.30%	94,013	2006
	11.379127	11.766108	3.40%	94,949	2005
	10.584261	11.379127	7.51%	115,943	2004
	8.982505	10.584261	17.83%	57,534	2003
	10.000000	8.982505	-10.17%	72,724	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	11.815900	13.085892	10.75%	12,323	2010
	9.677928	11.815900	22.09%	12,868	2009
	14.372204	9.677928	-32.66%	1,768	2008
	13.796078	14.372204	4.18%	1,768	2007
	12.271079	13.796078	12.43%	4,752	2006
	11.675960	12.271079	5.10%	9,546	2005
	10.612606	11.675960	10.02%	11,500	2004
	8.537693	10.612606	24.30%	7,756	2003
	10.000000	8.537693	-14.62%	7,756	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.824637	12.594391	6.51%	234	2010
	10.516187	11.824637	12.44%	3,449	2009
	12.611838	10.516187	-16.62%	4,075	2008
	12.139543	12.611838	3.89%	4,129	2007
	11.406930	12.139543	6.42%	10,102	2006
	11.122380	11.406930	2.56%	13,703	2005
	10.574947	11.122380	5.18%	15,667	2004
	9.476086	10.574947	11.60%	16,829	2003
	10.000000	9.476086	-5.24%	12,844	2002*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	16.392374	20.305090	23.87%	577	2010
	12.212552	16.392374	34.23%	826	2009
	19.584281	12.212552	-37.64%	1,594	2008
	18.552905	19.584281	5.56%	1,615	2007
	17.200627	18.552905	7.86%	1,759	2006
	15.632471	17.200627	10.03%	9,183	2005
	13.762016	15.632471	13.59%	5,103	2004
	10.412893	13.762016	32.16%	13,528	2003
	12.526391	10.412893	-16.87%	12,340	2002
	12.932854	12.526391	-3.14%	2,611	2001

NVIT NVIT Money Market Fund: Class I - Q/NQ	10.957581	10.754882	-1.85%	10,328	2010
	11.159434	10.957581	-1.81%	16,118	2009
	11.140973	11.159434	0.17%	21,570	2008
	10.832935	11.140973	2.84%	16,401	2007
	10.558239	10.832935	2.60%	37,608	2006
	10.477163	10.558239	0.77%	31,549	2005
	10.588727	10.477163	-1.05%	24,481	2004
	10.721236	10.588727	-1.24%	131,829	2003
	10.792570	10.721236	-0.66%	35,856	2002
	10.614638	10.792570	1.68%	71,477	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	13.332495	14.471390	8.54%	4,425	2010
	10.921131	13.332495	22.08%	4,459	2009
	13.453279	10.921131	-18.82%	4,570	2008
	13.102255	13.453279	2.68%	5,491	2007
	12.732503	13.102255	2.90%	5,787	2006
	12.695064	12.732503	0.29%	5,934	2005
	12.141036	12.695064	4.56%	9,510	2004
	11.033027	12.141036	10.04%	8,391	2003
	10.485245	11.033027	5.22%	6,087	2002
	10.254426	10.485245	2.25%	2,130	2001

NVIT NVIT Multi-Manager International Growth Fund: Class III - Q/NQ	8.122037	9.090881	11.93%	1,469	2010
	6.064154	8.122037	33.94%	1,445	2009
	10.000000	6.064154	-39.36%	0	2008*

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	14.571805	15.176646	4.15%	2,808	2010
	11.434620	14.571805	27.44%	2,792	2009
	21.709243	11.434620	-47.33%	2,802	2008
	21.490749	21.709243	1.02%	2,826	2007
	17.837259	21.490749	20.48%	1,316	2006
	16.217645	17.837259	9.99%	299	2005
	13.739440	16.217645	18.04%	299	2004
	10.000000	13.739440	37.39%	0	2003*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	8.006277	9.077124	13.38%	3,810	2010
	6.285521	8.006277	27.38%	1,149	2009
	10.000000	6.285521	-37.14%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ	10.000000	10.384932	3.85%	382	2010*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	7.840677	8.676601	10.66%	0	2010
	6.269802	7.840677	25.05%	0	2009
	10.000000	6.269802	-37.30%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ	7.737878	9.631726	24.48%	1,077	2010
	6.201706	7.737878	24.77%	2,162	2009

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	7.700979	9.559284	24.13%	3,473	2010
	6.192315	7.700979	24.36%	3,473	2009
	10.000000	6.192315	-38.08%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	8.546437	10.035290	17.42%	0	2010
	6.673995	8.546437	28.06%	1,368	2009
	10.000000	6.673995	-33.26%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	10.665525	13.132397	23.13%	1,148	2010
	8.525395	10.665525	25.10%	1,148	2009
	16.212076	8.525395	-47.41%	1,148	2008
	15.051736	16.212076	7.71%	1,148	2007
	14.858243	15.051736	1.30%	1,148	2006
	14.004358	14.858243	6.10%	1,216	2005
	12.580487	14.004358	11.32%	3,624	2004
	9.546230	12.580487	31.78%	4,131	2003
	14.579903	9.546230	-34.52%	4,105	2002
	16.662806	14.579903	-12.50%	602	2001

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	17.863279	22.197735	24.26%	6,634	2010
	14.419833	17.863279	23.88%	6,772	2009
	21.654604	14.419833	-33.41%	6,765	2008
	23.699036	21.654604	-8.63%	7,710	2007
	20.584636	23.699036	15.13%	8,053	2006
	20.346244	20.584636	1.17%	11,646	2005
	17.672542	20.346244	15.13%	11,782	2004
	11.478843	17.672542	53.96%	13,204	2003
	16.057232	11.478843	-28.51%	13,566	2002
	12.754961	16.057232	25.89%	3,939	2001

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	17.658727	21.720827	23.00%	883	2010
	13.356587	17.658727	32.21%	897	2009
	22.016885	13.356587	-39.33%	1,588	2008
	21.965869	22.016885	0.23%	1,982	2007
	19.974193	21.965869	9.97%	2,126	2006
	18.117877	19.974193	10.25%	5,258	2005
	15.509055	18.117877	16.82%	5,490	2004
	11.205308	15.509055	38.41%	7,568	2003
	13.809877	11.205308	-18.86%	8,305	2002
	15.083183	13.809877	-8.44%	48,395	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
NVIT NVIT Nationwide Fund: Class I - Q/NQ	7.933721	8.834382	11.35%	3,463	2010
	6.410373	7.933721	23.76%	4,920	2009
	11.175436	6.410373	-42.64%	6,179	2008
	10.526050	11.175436	6.17%	5,535	2007
	9.437717	10.526050	11.53%	8,687	2006
	8.949103	9.437717	5.46%	10,619	2005
	8.307646	8.949103	7.72%	11,223	2004
	6.637820	8.307646	25.16%	13,370	2003
	8.183165	6.637820	-18.88%	10,148	2002
	9.456097	8.183165	-13.46%	2,407	2001

NVIT NVIT Real Estate Fund: Class I - Q/NQ	7.160718	9.149723	27.78%	6,194	2010
	5.576334	7.160718	28.41%	8,290	2009
	10.000000	5.576334	-44.24%	0	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.323906	10.378124	0.53%	0	2010
	9.820295	10.323906	5.13%	0	2009
	10.000000	9.820295	-1.80%	0	2008*

NVIT NVIT Worldwide Leaders Fund: Class I - Q/NQ	9.707412	10.619813	9.40%	0	2010
	7.912047	9.707412	22.69%	0	2009
	14.483916	7.912047	-45.37%	0	2008
	12.308940	14.483916	17.67%	450	2007
	9.961953	12.308940	23.56%	450	2006
	8.504532	9.961953	17.14%	450	2005
	7.491225	8.504532	13.53%	450	2004
	5.609527	7.491225	33.54%	3,299	2003
	7.660350	5.609527	-26.77%	3,468	2002
	9.614186	7.660350	-20.32%	2,531	2001

NVIT NVIT Worldwide Leaders Fund: Class III - Q/NQ	17.515298	19.144848	9.30%	0	2010
	14.276545	17.515298	22.69%	0	2009
	26.127941	14.276545	-45.36%	0	2008
	22.196628	26.127941	17.71%	0	2007
	17.974288	22.196628	23.49%	39	2006
	15.344625	17.974288	17.14%	81	2005
	13.516344	15.344625	13.53%	88	2004
	10.000000	13.516344	35.16%	92	2003*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class I - Q/NQ	12.898308	13.773876	6.79%	3,686	2010
	10.000000	12.898308	28.98%	0	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	12.873037	13.436871	4.38%	0	2010
	10.000000	12.873037	28.73%	0	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	7.759693	8.817508	13.63%	510	2010
	6.150147	7.759693	26.17%	543	2009
	9.945144	6.150147	-38.16%	572	2008
	10.363376	9.945144	-4.04%	1,543	2007
	9.109262	10.363376	13.77%	3,737	2006
	8.902367	9.109262	2.32%	1,714	2005
	7.719293	8.902367	15.33%	2,003	2004
	5.983746	7.719293	29.00%	3,656	2003
	8.144524	5.983746	-26.53%	1,208	2002
	9.447118	8.144524	-13.79%	658	2001

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	18.058346	20.555982	13.83%	409	2010
	13.170458	18.058346	37.11%	940	2009
	22.437939	13.170458	-41.30%	974	2008
	21.500553	22.437939	4.36%	1,740	2007
	18.612375	21.500553	15.52%	2,037	2006
	16.584290	18.612375	12.23%	2,008	2005
	14.175664	16.584290	16.99%	3,811	2004
	10.000000	14.175664	41.76%	2,034	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	11.183906	12.729684	13.82%	2,415	2010
	8.152366	11.183906	37.19%	6,077	2009
	13.887498	8.152366	-41.30%	6,130	2008
	13.309652	13.887498	4.34%	7,302	2007
	11.521429	13.309652	15.52%	15,208	2006
	10.268689	11.521429	12.20%	21,907	2005
	8.779681	10.268689	16.96%	23,562	2004
	6.254301	8.779681	40.38%	36,377	2003
	8.183849	6.254301	-23.58%	32,820	2002
	9.480386	8.183849	-13.68%	11,402	2001

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ	2.459085	2.768047	12.56%	0	2010
	1.976624	2.459085	24.41%	0	2009
	9.541140	1.976624	-79.28%	0	2008
	10.000000	9.541140	-4.59%	0	2007*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	2.644677	2.980296	12.69%	0	2010
	2.150152	2.644677	23.00%	0	2009
	10.272102	2.150152	-79.07%	0	2008
	10.477435	10.272102	-1.96%	0	2007
	10.000000	10.477435	4.77%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	8.290075	9.447496	13.96%	5,840	2010
	6.584027	8.290075	25.91%	5,922	2009
	10.902611	6.584027	-39.61%	7,362	2008
	10.638593	10.902611	2.48%	8,278	2007
	9.422741	10.638593	12.90%	10,854	2006
	9.058460	9.422741	4.02%	16,341	2005
	8.431587	9.058460	7.43%	21,289	2004
	6.779063	8.431587	24.38%	36,058	2003
	8.505890	6.779063	-20.30%	29,717	2002
	9.647415	8.505890	-11.83%	13,649	2001

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares - Q/NQ	7.942690	9.620594	21.13%	1,704	2010
	5.898466	7.942690	34.66%	3,668	2009
	9.666773	5.898466	-38.98%	3,725	2008
	9.970628	9.666773	-3.05%	4,258	2007
	10.000000	9.970628	-0.29%	3,751	2006*

Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares - Q/NQ	7.330271	9.170866	25.11%	3,506	2010
	5.631981	7.330271	30.15%	4,792	2009
	11.266638	5.631981	-50.01%	5,353	2008
	10.796490	11.266638	4.35%	5,426	2007
	10.683690	10.796490	1.06%	5,639	2006
	9.689932	10.683690	10.26%	5,694	2005
	8.242419	9.689932	17.56%	5,705	2004
	6.686490	8.242419	23.27%	4,714	2003
	9.434727	6.686490	-29.13%	2,995	2002
	13.987563	9.434727	-32.55%	643	2001

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (unhedged): Advisor Class - Q/NQ	10.830339	11.626247	7.35%	0	2010
	10.000000	10.830339	8.30%	0	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.909511	11.262962	3.24%	1,062	2010
	10.000000	10.909511	9.10%	0	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ	10.000000	10.505563	5.06%	0	2010*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	10.180472	10.706097	5.16%	0	2010
	9.459930	10.180472	7.62%	0	2009
	10.733610	9.459930	-11.87%	0	2008
	10.371430	10.733610	3.49%	0	2007
	10.000000	10.371430	3.71%	513	2006*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	25.695244	27.677743	7.72%	0	2010
	20.105566	25.695244	27.80%	93	2009
	24.092986	20.105566	-16.55%	93	2008
	23.044253	24.092986	4.55%	93	2007
	21.187577	23.044253	8.76%	93	2006
	19.229925	21.187577	10.18%	93	2005
	17.801173	19.229925	8.03%	93	2004
	14.184124	17.801173	25.50%	1,812	2003
	13.231263	14.184124	7.20%	900	2002
	12.245260	13.231263	8.05%	0	2001

Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Class R1 - Q/NQ	21.802361	27.148321	24.52%	0	2010
	10.409210	21.802361	109.45%	0	2009
	30.088916	10.409210	-65.41%	0	2008
	22.286584	30.088916	35.01%	0	2007
	16.272183	22.286584	36.96%	0	2006
	12.571897	16.272183	29.43%	0	2005
	10.000000	12.571897	25.72%	0	2004*

Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ	26.456045	32.936839	24.50%	0	2010
	12.643966	26.456045	109.24%	0	2009
	36.578958	12.643966	-65.43%	0	2008
	27.084066	36.578958	35.06%	0	2007
	19.781013	27.084066	36.92%	0	2006
	15.267461	19.781013	29.56%	0	2005
	12.356025	15.267461	23.56%	0	2004
	8.164377	12.356025	51.34%	0	2003
	8.567036	8.164377	-4.70%	0	2002
	8.890661	8.567036	-3.64%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Class R1 - Q/NQ	26.394715	33.486097	26.87%	1,164	2010
	17.061497	26.394715	54.70%	1,164	2009
	32.250519	17.061497	-47.10%	1,164	2008
	22.611983	32.250519	42.63%	2,653	2007
	18.498038	22.611983	22.24%	2,329	2006
	12.429598	18.498038	48.82%	0	2005
	10.000000	12.429598	24.30%	0	2004*

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ	33.619407	42.645158	26.85%	0	2010
	21.743234	33.619407	54.62%	0	2009
	41.121430	21.743234	-47.12%	0	2008
	28.826028	41.121430	42.65%	0	2007
	23.590040	28.826028	22.20%	0	2006
	15.845370	23.590040	48.88%	0	2005
	12.995266	15.845370	21.93%	0	2004
	9.144519	12.995266	42.11%	28,946	2003
	9.588687	9.144519	-4.63%	0	2002
	10.910122	9.588687	-12.11%	0	2001

Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	13.038263	16.223425	24.43%	0	2010
	10.000000	13.038263	30.38%	0	2009*

Optional Benefits Elected (Total 1.90%)
(Variable account charges of 1.90% of the daily net assets of the variable account)
Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	13.690588	17.001868	24.19%	0	2010
	9.782682	13.690588	39.95%	0	2009
	15.520845	9.782682	-36.97%	0	2008*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.777617	12.145344	3.12%	0	2010
	10.893024	11.777617	8.12%	0	2009
	11.283253	10.893024	-3.46%	0	2008
	10.505573	11.283253	7.40%	0	2007
	10.541159	10.505573	-0.34%	0	2006
	10.579432	10.541159	-0.36%	0	2005
	10.192099	10.579432	3.80%	0	2004
	10.000000	10.192099	1.92%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	8.199389	9.181645	11.98%	0	2010
	7.077429	8.199389	15.85%	0	2009
	11.029475	7.077429	-35.83%	0	2008
	11.251879	11.029475	-1.98%	0	2007
	9.795363	11.251879	14.87%	0	2006
	9.542602	9.795363	2.65%	0	2005
	8.608836	9.542602	10.85%	0	2004
	6.784071	8.608836	26.90%	0	2003
	8.577091	6.784071	-20.90%	0	2002
	9.541283	8.577091	-10.11%	0	2001

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	9.983617	11.679792	16.99%	0	2010
	7.831760	9.983617	27.48%	0	2009
	10.553118	7.831760	-25.79%	0	2008
	11.012546	10.553118	-4.17%	0	2007
	10.000000	11.012546	10.13%	0	2006*

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	12.022984	12.945958	7.68%	0	2010
	10.000000	12.022984	20.23%	0	2009*

Credit Suisse Trust - International Equity Flex III Portfolio - Q/NQ	10.098259	11.118290	10.10%	0	2010
	10.000000	10.098259	0.98%	0	2009*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	11.712890	14.458220	23.44%	0	2010
	9.549798	11.712890	22.65%	0	2009
	14.091258	9.549798	-32.23%	0	2008
	14.460436	14.091258	-2.55%	0	2007
	12.883144	14.460436	12.24%	0	2006
	12.246099	12.883144	5.20%	0	2005
	10.241782	12.246099	19.57%	0	2004
	7.577210	10.241782	35.17%	0	2003
	10.000000	7.577210	-24.23%	0	2002*

Dreyfus Socially Responsible Growth Fund Inc.: Initial Shares - Q/NQ	6.854289	7.720390	12.64%	0	2010
	5.223731	6.854289	31.21%	0	2009
	8.120576	5.223731	-35.67%	0	2008
	7.680730	8.120576	5.73%	0	2007
	7.169448	7.680730	7.13%	0	2006
	7.052900	7.169448	1.65%	0	2005
	6.769089	7.052900	4.19%	0	2004
	5.476092	6.769089	23.61%	0	2003
	7.856453	5.476092	-30.30%	0	2002
	10.345179	7.856453	-24.06%	3,022	2001

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	7.899469	8.899390	12.66%	0	2010
	6.373936	7.899469	23.93%	0	2009
	10.336958	6.373936	-38.34%	0	2008
	10.012097	10.336958	3.24%	0	2007
	8.836043	10.012097	13.31%	0	2006
	8.603055	8.836043	2.71%	0	2005
	7.926250	8.603055	8.54%	0	2004
	6.294303	7.926250	25.93%	0	2003
	8.264570	6.294303	-23.84%	1,585	2002
	9.594375	8.264570	-13.86%	1,003	2001

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	9.017260	10.201061	13.13%	0	2010
	7.499975	9.017260	20.23%	0	2009
	10.852467	7.499975	-30.89%	0	2008
	10.327216	10.852467	5.09%	0	2007
	9.037512	10.327216	14.27%	0	2006
	8.825656	9.037512	2.40%	2,613	2005
	8.564412	8.825656	3.05%	2,613	2004
	7.204901	8.564412	18.87%	2,613	2003
	8.818570	7.204901	-18.30%	0	2002
	9.913289	8.818570	-11.04%	0	2001

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	14.120397	15.030214	6.44%	0	2010
	11.951474	14.120397	18.15%	0	2009
	13.140627	11.951474	-9.05%	0	2008
	12.712125	13.140627	3.37%	0	2007
	12.440839	12.712125	2.18%	0	2006
	12.518711	12.440839	-0.62%	1,762	2005
	12.315361	12.518711	1.65%	1,762	2004
	11.996568	12.315361	2.66%	1,762	2003
	11.187661	11.996568	7.23%	8,689	2002
	10.559225	11.187661	5.95%	647	2001

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom 2010 Portfolio: Service Class - Q/NQ	9.988357	11.046752	10.60%	0	2010
	8.201010	9.988357	21.79%	0	2009
	11.158048	8.201010	-26.50%	0	2008
	10.470111	11.158048	6.57%	0	2007
	10.000000	10.470111	4.70%	0	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom 2020 Portfolio: Service Class - Q/NQ	9.452659	10.619685	12.35%	0	2010
	7.482528	9.452659	26.33%	0	2009
	11.335796	7.482528	-33.99%	0	2008
	10.490017	11.335796	8.06%	0	2007
	10.000000	10.490017	4.90%	0	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom 2030 Portfolio: Service Class - Q/NQ	8.977564	10.216230	13.80%	0	2010
	6.964313	8.977564	28.91%	0	2009
	11.464839	6.964313	-39.26%	0	2008
	10.510072	11.464839	9.08%	0	2007
	10.000000	10.510072	5.10%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	8.638600	10.098079	16.89%	0	2010
	5.967164	8.638600	44.77%	0	2009
	13.341479	5.967164	-55.27%	0	2008
	9.338796	13.341479	42.86%	0	2007
	10.000000	9.338796	-6.61%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	9.112646	10.288462	12.90%	0	2010
	7.143796	9.112646	27.56%	0	2009
	12.710451	7.143796	-43.80%	0	2008
	12.776871	12.710451	-0.52%	0	2007
	10.845777	12.776871	17.81%	0	2006
	10.453334	10.845777	3.75%	0	2005
	9.566810	10.453334	9.27%	0	2004
	7.488805	9.566810	27.75%	0	2003
	9.197371	7.488805	-18.58%	0	2002
	9.879350	9.197371	-6.90%	998	2001

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	5.771730	7.001513	21.31%	0	2010
	4.037546	5.771730	42.95%	0	2009
	9.158971	4.037546	-55.92%	0	2008
	7.588671	9.158971	20.69%	0	2007
	7.345851	7.588671	3.31%	0	2006
	6.878173	7.345851	6.80%	0	2005
	6.549041	6.878173	5.03%	0	2004
	5.148599	6.549041	27.20%	0	2003
	6.721581	5.148599	-23.40%	0	2002
	8.009032	6.721581	-16.07%	0	2001

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	6.881900	8.375392	21.70%	0	2010
	5.474286	6.881900	25.71%	0	2009
	10.576112	5.474286	-48.24%	0	2008
	8.498425	10.576112	24.45%	0	2007
	8.116211	8.498425	4.71%	0	2006
	7.828799	8.116211	3.67%	2,975	2005
	7.728217	7.828799	1.30%	2,975	2004
	5.932835	7.728217	30.26%	2,975	2003
	8.664560	5.932835	-31.53%	0	2002
	10.736866	8.664560	-19.30%	3,754	2001

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	9.870545	11.018183	11.63%	0	2010
	6.998156	9.870545	41.04%	0	2009
	9.519776	6.998156	-26.49%	0	2008
	9.453998	9.519776	0.70%	0	2007
	8.667686	9.453998	9.07%	0	2006
	8.617667	8.667686	0.58%	0	2005
	8.024768	8.617667	7.39%	0	2004
	6.442506	8.024768	24.56%	0	2003
	6.337956	6.442506	1.65%	0	2002
	7.333907	6.337956	-13.58%	1,142	2001

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ	10.141682	11.308341	11.50%	0	2010
	7.182545	10.141682	41.20%	0	2009
	9.759531	7.182545	-26.40%	0	2008
	10.000000	9.759531	-2.40%	0	2007*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	11.634953	12.290441	5.63%	0	2010
	10.253173	11.634953	13.48%	0	2009
	10.813491	10.253173	-5.18%	0	2008
	10.578541	10.813491	2.22%	0	2007
	10.338312	10.578541	2.32%	14,449	2006
	10.323250	10.338312	0.15%	0	2005
	10.087509	10.323250	2.34%	0	2004
	10.000000	10.087509	0.88%	0	2003*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	9.063967	11.444181	26.26%	0	2010
	6.598911	9.063967	37.36%	0	2009
	11.120520	6.598911	-40.66%	0	2008
	9.816752	11.120520	13.28%	0	2007
	10.000000	9.816752	-1.83%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	10.353901	11.477051	10.85%	0	2010
	8.347541	10.353901	24.04%	0	2009
	15.159129	8.347541	-44.93%	0	2008
	13.185507	15.159129	14.97%	0	2007
	11.395079	13.185507	15.71%	0	2006
	9.762883	11.395079	16.72%	0	2005
	8.769155	9.762883	11.33%	0	2004
	6.241968	8.769155	40.49%	0	2003
	7.988069	6.241968	-21.86%	0	2002
	10.344382	7.988069	-22.78%	0	2001

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	12.773895	14.161731	10.86%	0	2010
	10.294328	12.773895	24.09%	0	2009
	18.698826	10.294328	-44.95%	0	2008
	16.261786	18.698826	14.99%	0	2007
	14.053297	16.261786	15.72%	0	2006
	12.045115	14.053297	16.67%	0	2005
	10.818256	12.045115	11.34%	0	2004
	7.697965	10.818256	40.53%	0	2003
	10.000000	7.697965	-23.02%	0	2002*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	11.274215	13.986135	24.05%	0	2010
	7.301662	11.274215	54.41%	0	2009
	15.245500	7.301662	-52.11%	0	2008
	14.718228	15.245500	3.58%	0	2007
	12.911205	14.718228	14.00%	0	2006
	12.832718	12.911205	0.61%	0	2005
	11.476013	12.832718	11.82%	0	2004
	7.413590	11.476013	54.80%	2,253	2003
	10.000000	7.413590	-25.86%	2,253	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.346021	11.435797	10.53%	0	2010
	7.777777	10.346021	33.02%	0	2009
	11.271182	7.777777	-30.99%	0	2008
	11.074620	11.271182	1.77%	0	2007
	10.000000	11.074620	10.75%	0	2006*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	8.064523	10.144228	25.79%	0	2010
	6.364966	8.064523	26.70%	0	2009
	9.686757	6.364966	-34.29%	0	2008
	10.116204	9.686757	-4.25%	0	2007
	10.000000	10.116204	1.16%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	8.396706	9.081905	8.16%	0	2010
	6.571360	8.396706	27.78%	0	2009
	10.000000	6.571360	-34.29%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	10.547843	12.159885	15.28%	0	2010
	6.228216	10.547843	69.36%	0	2009
	13.415144	6.228216	-53.57%	0	2008
	10.626711	13.415144	26.24%	0	2007
	10.000000	10.626711	6.27%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	9.637565	10.249429	6.35%	0	2010
	7.160638	9.637565	34.59%	0	2009
	12.246026	7.160638	-41.53%	0	2008
	10.814105	12.246026	13.24%	0	2007
	10.000000	10.814105	8.14%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	13.750632	15.429210	12.21%	0	2010
	11.810037	13.750632	16.43%	0	2009
	11.335222	11.810037	4.19%	0	2008
	10.407678	11.335222	8.91%	0	2007
	10.000000	10.407678	4.08%	0	2006*

Invesco Funds - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	8.463344	9.565119	13.02%	0	2010
	7.146604	8.463344	18.42%	0	2009
	12.697954	7.146604	-43.72%	0	2008
	11.585871	12.697954	9.60%	0	2007
	11.135097	11.585871	4.05%	0	2006*

Invesco Funds - Invesco V.I. Capital Development Fund: Series II - Q/NQ	10.542344	12.252624	16.22%	0	2010
	7.568492	10.542344	39.29%	0	2009
	14.592799	7.568492	-48.14%	0	2008
	13.457450	14.592799	8.44%	0	2007
	11.799248	13.457450	14.05%	0	2006*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Ivy Funds Variable Asset Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	20.470767	21.824273	6.61%	0	2010
	16.687470	20.470767	22.67%	0	2009

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	8.659259	9.045235	4.46%	0	2010
	6.045206	8.659259	43.24%	0	2009
	11.065813	6.045206	-45.37%	0	2008
	8.256464	11.065813	34.03%	0	2007
	7.712816	8.256464	7.05%	0	2006
	6.984699	7.712816	10.42%	0	2005
	6.035469	6.984699	15.73%	0	2004
	5.116941	6.035469	17.95%	0	2003
	6.204428	5.116941	-17.53%	0	2002
	8.091928	6.204428	-23.33%	2,529	2001

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	11.816122	14.433826	22.15%	0	2010
	7.667327	11.816122	54.11%	0	2009
	13.931562	7.667327	-44.96%	0	2008
	11.665131	13.931562	19.43%	0	2007
	11.015819	11.665131	5.89%	0	2006
	10.086073	11.015819	9.22%	0	2005
	10.196246	10.086073	-1.08%	0	2004
	7.063972	10.196246	44.34%	454	2003
	10.000000	7.063972	-29.36%	454	2002*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	3.818065	4.659393	22.04%	0	2010
	2.480613	3.818065	53.92%	0	2009
	4.513409	2.480613	-45.04%	0	2008
	3.780892	4.513409	19.37%	0	2007
	3.574151	3.780892	5.78%	0	2006
	3.265930	3.574151	9.44%	0	2005
	3.310444	3.265930	-1.34%	0	2004
	2.303786	3.310444	43.70%	4,504	2003
	3.975953	2.303786	-42.06%	4,504	2002
	6.466853	3.975953	-38.52%	0	2001

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	22.851111	28.028566	22.66%	0	2010
	13.007882	22.851111	75.67%	0	2009
	27.747566	13.007882	-53.12%	0	2008
	22.087122	27.747566	25.63%	0	2007
	15.347024	22.087122	43.92%	0	2006
	11.849338	15.347024	29.52%	0	2005
	10.174958	11.849338	16.46%	0	2004
	7.708715	10.174958	31.99%	0	2003
	10.000000	7.708715	-22.91%	0	2002*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	13.151115	16.129149	22.64%	0	2010
	7.486238	13.151115	75.67%	0	2009
	15.975500	7.486238	-53.14%	0	2008
	12.721943	15.975500	25.57%	0	2007
	8.843749	12.721943	43.85%	0	2006
	6.832211	8.843749	29.44%	0	2005
	5.867965	6.832211	16.43%	0	2004
	4.446112	5.867965	31.98%	0	2003
	6.104844	4.446112	-27.17%	0	2002
	8.128419	6.104844	-24.90%	0	2001

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ	11.397658	13.803777	21.11%	0	2010
	9.170218	11.397658	24.29%	0	2009

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	11.805985	12.880874	9.10%	0	2010
	9.828108	11.805985	20.12%	0	2009
	14.896162	9.828108	-34.02%	0	2008
	14.114424	14.896162	5.54%	0	2007
	11.938834	14.114424	18.22%	0	2006*

MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class - Q/NQ	10.000000	10.706363	7.06%	0	2010*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.731920	10.051591	3.28%	0	2010
	8.753758	9.731920	11.17%	0	2009
	10.307529	8.753758	-15.07%	0	2008
	10.029659	10.307529	2.77%	0	2007
	9.811121	10.029659	2.23%	0	2006
	9.858331	9.811121	-0.48%	0	2005
	9.971565	9.858331	-1.14%	0	2004
	10.000000	9.971565	-0.28%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	9.690136	11.370457	17.34%	0	2010
	8.046849	9.690136	20.42%	0	2009
	13.552750	8.046849	-40.63%	0	2008
	13.745946	13.552750	-1.41%	0	2007
	13.312320	13.745946	3.26%	0	2006*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	10.626212	12.807012	20.52%	0	2010
	8.241894	10.626212	28.93%	0	2009
	13.874273	8.241894	-40.60%	0	2008
	13.143764	13.874273	5.56%	0	2007
	11.783005	13.143764	11.55%	0	2006
	11.239804	11.783005	4.83%	0	2005
	10.000000	11.239804	12.40%	0	2004*

NVIT American Century NVIT Growth Fund: Class I - Q/NQ	4.780474	5.592376	16.98%	0	2010
	3.650992	4.780474	30.94%	0	2009
	6.072162	3.650992	-39.87%	0	2008
	5.178311	6.072162	17.26%	0	2007
	4.971695	5.178311	4.16%	0	2006
	4.758382	4.971695	4.48%	0	2005
	4.484722	4.758382	6.10%	0	2004
	3.443952	4.484722	30.22%	0	2003
	4.925420	3.443952	-30.08%	0	2002
	6.987497	4.925420	-29.51%	0	2001

NVIT American Century NVIT Multi Cap Value Fund: Class I - Q/NQ	7.731295	9.618619	24.41%	0	2010
	6.199597	7.731295	24.71%	0	2009

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	9.051196	9.946387	9.89%	0	2010
	7.476026	9.051196	21.07%	0	2009

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.224777	10.631394	3.98%	0	2010
	9.293622	10.224777	10.02%	0	2009

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.041819	10.964407	9.19%	0	2010
	7.228832	10.041819	38.91%	0	2009

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	8.368558	9.703303	15.95%	0	2010
	6.146783	8.368558	36.15%	0	2009

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	7.607377	8.282008	8.87%	0	2010
	5.933653	7.607377	28.21%	0	2009
	9.766249	5.933653	-39.24%	0	2008
	10.000000	9.766249	-2.34%	0	2007*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	13.009836	14.441600	11.01%	0	2010
	9.083381	13.009836	43.23%	0	2009
	12.858453	9.083381	-29.36%	0	2008
	12.710419	12.858453	1.16%	0	2007
	11.713813	12.710419	8.51%	0	2006
	11.662441	11.713813	0.44%	5,353	2005
	10.798032	11.662441	8.01%	5,353	2004
	9.002106	10.798032	19.95%	0	2003
	8.889732	9.002106	1.26%	0	2002
	8.696224	8.889732	2.23%	0	2001

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.551411	12.823332	11.01%	0	2010
	8.060617	11.551411	43.31%	0	2009
	11.427849	8.060617	-29.47%	0	2008
	11.292619	11.427849	1.20%	0	2007
	10.407617	11.292619	8.50%	0	2006
	10.000000	10.407617	4.08%	0	2005*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ	7.677086	8.706736	13.41%	0	2010
	5.116196	7.677086	50.05%	0	2009
	10.000000	5.116196	-48.84%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	7.870627	9.541935	21.23%	0	2010
	6.099597	7.870627	29.04%	0	2009
	10.000000	6.099597	-39.00%	0	2008*

NVIT NVIT Cardinal (SM) Aggressive Fund: Class II - Q/NQ	8.024348	9.049322	12.77%	0	2010
	6.331277	8.024348	26.74%	0	2009
	10.000000	6.331277	-36.69%	0	2008*

NVIT NVIT Cardinal (SM) Balanced Fund: Class II - Q/NQ	9.271131	10.041489	8.31%	0	2010
	7.887319	9.271131	17.54%	0	2009
	10.000000	7.887319	-21.13%	0	2008*

NVIT NVIT Cardinal (SM) Capital Appreciation Fund: Class II - Q/NQ	8.731043	9.626400	10.25%	0	2010
	7.168050	8.731043	21.80%	0	2009
	10.000000	7.168050	-28.32%	0	2008*

NVIT NVIT Cardinal (SM) Conservative Fund: Class II - Q/NQ	10.015163	10.493066	4.77%	0	2010
	9.032985	10.015163	10.87%	0	2009
	10.000000	9.032985	-9.67%	0	2008*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
NVIT NVIT Cardinal (SM) Moderate Fund: Class II - Q/NQ	9.001521	9.834684	9.26%	0	2010
	7.524429	9.001521	19.63%	0	2009
	10.000000	7.524429	-24.76%	0	2008*

NVIT NVIT Cardinal (SM) Moderately Aggressive Fund: Class II - Q/NQ	8.451804	9.394982	11.16%	0	2010
	6.806444	8.451804	24.17%	0	2009
	10.000000	6.806444	-31.94%	0	2008*

NVIT NVIT Cardinal (SM) Moderately Conservative Fund: Class II - Q/NQ	9.542396	10.206821	6.96%	0	2010
	8.265770	9.542396	15.44%	0	2009
	10.000000	8.265770	-17.34%	0	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	10.478421	11.004724	5.02%	0	2010
	9.818823	10.478421	6.72%	0	2009
	10.000000	9.818823	-1.81%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	11.197302	11.875895	6.06%	0	2010
	9.802870	11.197302	14.22%	0	2009
	10.000000	9.802870	-1.97%	0	2008*

NVIT NVIT Emerging Markets Fund: Class I - Q/NQ	21.309755	24.286837	13.97%	0	2010
	13.300975	21.309755	60.21%	0	2009
	32.102532	13.300975	-58.57%	0	2008
	22.480641	32.102532	42.80%	0	2007
	16.760488	22.480641	34.13%	0	2006
	12.880175	16.760488	30.13%	0	2005
	10.873898	12.880175	18.45%	0	2004
	6.706895	10.873898	2.13%	0	2003
	8.065253	6.706895	-16.84%	0	2002
	8.672055	8.065253	-7.00%	0	2001

NVIT NVIT Emerging Markets Fund: Class III - Q/NQ	23.719477	27.042275	14.01%	0	2010
	14.789610	23.719477	60.38%	0	2009
	35.752788	14.789610	-58.63%	0	2008
	25.042116	35.752788	42.77%	0	2007
	18.680248	25.042116	34.06%	1,252	2006
	14.353568	18.680248	30.14%	3,012	2005
	12.116476	14.353568	18.46%	2,108	2004
	7.475305	12.116476	62.09%	2,108	2003
	10.000000	7.475305	-25.25%	2,108	2002*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
NVIT NVIT Government Bond Fund: Class I - Q/NQ	14.323144	14.722918	2.79%	0	2010
	14.218278	14.323144	0.74%	0	2009
	13.454953	14.218278	5.67%	0	2008
	12.800610	13.454953	5.11%	0	2007
	12.625975	12.800610	1.38%	0	2006
	12.463096	12.625975	1.31%	0	2005
	12.303120	12.463096	1.30%	0	2004
	12.295493	12.303120	0.06%	0	2003
	11.293161	12.295493	8.88%	0	2002
	10.734272	11.293161	5.21%	4,560	2001

NVIT NVIT International Equity Fund: Class I - Q/NQ	10.006756	11.121530	11.14%	0	2010
	7.863389	10.006756	27.26%	0	2009

NVIT NVIT International Equity Fund: Class III - Q/NQ	16.116653	17.908785	11.12%	0	2010
	12.669553	16.116653	27.21%	0	2009
	23.935024	12.669553	-47.07%	0	2008
	19.190879	23.935024	24.72%	0	2007
	14.713249	19.190879	30.43%	1,643	2006
	11.520885	14.713249	27.71%	0	2005
	10.269947	11.520885	12.18%	0	2004
	7.735493	10.269947	32.76%	0	2003
	10.000000	7.735493	-22.65%	0	2002*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	8.180392	8.618807	5.36%	0	2010
	6.483852	8.180392	26.17%	0	2009
	11.614361	6.483852	-44.17%	0	2008
	10.824272	11.614361	7.30%	0	2007
	10.000000	10.824272	8.24%	0	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	11.552908	12.991525	12.45%	0	2010
	9.257978	11.552908	24.79%	0	2009
	14.943186	9.257978	-38.05%	0	2008
	14.377533	14.943186	3.93%	0	2007
	12.539933	14.377533	14.65%	0	2006
	11.842767	12.539933	5.89%	0	2005
	10.587104	11.842767	11.86%	0	2004
	8.183923	10.587104	29.36%	0	2003
	10.000000	8.183923	-18.16%	0	2002*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	11.492168	12.380379	7.73%	0	2010
	10.000000	11.492168	14.92%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	12.049283	13.242541	9.90%	0	2010
	10.000000	12.049283	20.49%	0	2009*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.549430	11.997676	3.88%	0	2010
	10.792642	11.549430	7.01%	0	2009
	11.706779	10.792642	-7.81%	0	2008
	11.325309	11.706779	3.37%	0	2007
	10.873772	11.325309	4.15%	0	2006
	10.729004	10.873772	1.35%	0	2005
	10.450593	10.729004	2.66%	0	2004
	9.872402	10.450593	5.86%	0	2003
	10.000000	9.872402	-1.28%	0	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	11.707035	12.738124	8.81%	0	2010
	10.016980	11.707035	16.87%	0	2009
	13.295057	10.016980	-24.66%	0	2008
	12.827968	13.295057	3.64%	0	2007
	11.742570	12.827968	9.24%	0	2006
	11.362127	11.742570	3.35%	0	2005
	10.573837	11.362127	7.46%	0	2004
	8.978240	10.573837	17.77%	0	2003
	10.000000	8.978240	-10.22%	0	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	11.768230	13.026476	10.69%	0	2010
	9.643797	11.768230	22.03%	0	2009
	14.328837	9.643797	-32.70%	0	2008
	13.761487	14.328837	4.12%	0	2007
	12.246540	13.761487	12.37%	0	2006
	11.658524	12.246540	5.04%	0	2005
	10.602160	11.658524	9.96%	0	2004
	8.533634	10.602160	24.24%	0	2003
	10.000000	8.533634	-14.66%	0	2002*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.776930	12.537192	6.46%	0	2010
	10.479109	11.776930	12.38%	0	2009
	12.573775	10.479109	-16.66%	0	2008
	12.109113	12.573775	3.84%	0	2007
	11.384121	12.109113	6.37%	0	2006
	11.105782	11.384121	2.51%	0	2005
	10.564539	11.105782	5.12%	0	2004
	9.471588	10.564539	11.54%	0	2003
	10.000000	9.471588	-5.28%	0	2002*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	16.303540	20.184783	23.81%	0	2010
	12.152558	16.303540	34.16%	0	2009
	19.498034	12.152558	-37.67%	0	2008
	18.480673	19.498034	5.50%	0	2007
	17.142369	18.480673	7.81%	0	2006
	15.587433	17.142369	9.98%	0	2005
	13.729366	15.587433	13.53%	0	2004
	10.393469	13.729366	32.10%	0	2003
	12.509403	10.393469	-16.91%	471	2002
	12.921938	12.509403	-3.19%	0	2001

NVIT NVIT Money Market Fund: Class I - Q/NQ	10.898159	10.691108	-1.90%	0	2010
	11.104573	10.898159	-1.86%	0	2009
	11.091854	11.104573	0.11%	0	2008
	10.790701	11.091854	2.79%	0	2007
	10.522423	10.790701	2.55%	0	2006
	10.446928	10.522423	0.72%	0	2005
	10.563553	10.446928	-1.10%	0	2004
	10.701197	10.563553	-1.29%	0	2003
	10.777889	10.701197	-0.71%	6,633	2002
	10.605632	10.777889	1.62%	36,286	2001

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	13.260251	14.385650	8.49%	0	2010
	10.867491	13.260251	22.02%	0	2009
	13.394031	10.867491	-18.86%	0	2008
	13.051225	13.394031	2.63%	0	2007
	12.689357	13.051225	2.85%	0	2006
	12.658477	12.689357	0.24%	0	2005
	12.112226	12.658477	4.51%	0	2004
	11.012457	12.112226	9.99%	0	2003
	10.471032	11.012457	5.17%	0	2002
	10.245769	10.471032	2.20%	0	2001

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
NVIT NVIT Multi-Manager International Growth Fund: Class III - Q/NQ	8.115127	9.078532	11.87%	0	2010
	6.062087	8.115127	33.87%	0	2009
	10.000000	6.062087	-39.38%	0	2008*

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	14.522347	15.117451	4.10%	0	2010
	11.401635	14.522347	27.37%	0	2009
	21.657693	11.401635	-47.36%	0	2008
	21.450698	21.657693	0.96%	0	2007
	17.813067	21.450698	20.42%	364	2006
	16.203883	17.813067	9.93%	2,788	2005
	13.734777	16.203883	17.98%	2,788	2004
	10.000000	13.734777	37.35%	2,809	2003*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	7.999467	9.064773	13.32%	0	2010
	6.283377	7.999467	27.31%	0	2009
	10.000000	6.283377	-37.17%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ	10.000000	10.381386	3.81%	0	2010*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	7.834012	8.664819	10.61%	0	2010
	6.267659	7.834012	24.99%	0	2009
	10.000000	6.267659	-37.32%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	7.694421	9.546287	24.07%	0	2010
	6.190195	7.694421	24.30%	0	2009
	10.000000	6.190195	-38.10%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ	7.731295	9.618619	24.41%	0	2010
	6.199597	7.731295	24.71%	0	2009

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	8.539166	10.021648	17.36%	0	2010
	6.671710	8.539166	27.99%	0	2009
	10.000000	6.671710	-33.28%	0	2008*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	10.607693	13.054543	23.07%	0	2010
	8.483490	10.607693	25.04%	0	2009
	16.140649	8.483490	-47.44%	0	2008
	14.993105	16.140649	7.65%	0	2007
	14.807889	14.993105	1.25%	0	2006
	13.963999	14.807889	6.04%	0	2005
	12.550621	13.963999	11.26%	0	2004
	9.528413	12.550621	31.72%	2,353	2003
	14.560133	9.528413	-34.56%	2,353	2002
	16.648755	14.560133	-12.55%	0	2001

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	17.766470	22.066208	24.20%	0	2010
	14.348992	17.766470	23.82%	0	2009
	21.559228	14.348992	-33.44%	0	2008
	23.606753	21.559228	-8.67%	0	2007
	20.514908	23.606753	15.07%	0	2006
	20.287630	20.514908	1.12%	584	2005
	17.630611	20.287630	15.07%	584	2004
	11.457422	17.630611	53.88%	2,085	2003
	16.035460	11.457422	-28.55%	2,928	2002
	12.744198	16.035460	25.83%	902	2001

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	17.563039	21.592138	22.94%	0	2010
	13.290967	17.563039	32.14%	0	2009
	21.919930	13.290967	-39.37%	0	2008
	21.880348	21.919930	0.18%	0	2007
	19.906540	21.880348	9.92%	1,328	2006
	18.065673	19.906540	10.19%	650	2005
	15.472238	18.065673	16.76%	650	2004
	11.184395	15.472238	38.34%	2,242	2003
	13.791138	11.184395	-18.90%	2,667	2002
	15.070448	13.791198	-8.49%	1,384	2001

NVIT NVIT Nationwide Fund: Class I - Q/NQ	7.890688	8.781998	11.30%	0	2010
	6.378855	7.890688	23.70%	0	2009
	11.126179	6.378855	-42.67%	0	2008
	10.485028	11.126179	6.11%	0	2007
	9.405708	10.485028	11.48%	0	2006
	8.923294	9.405708	5.41%	0	2005
	8.287900	8.923294	7.67%	0	2004
	6.625425	8.287900	25.09%	0	2003
	8.172057	6.625425	-18.93%	0	2002
	9.448103	8.172057	-13.51%	1,036	2001

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
NVIT NVIT Real Estate Fund: Class I - Q/NQ	7.154609	9.137267	27.71%	0	2010
	5.574423	7.154609	28.35%	0	2009
	10.000000	5.574423	-44.26%	0	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.315146	10.364036	0.47%	0	2010
	9.816966	10.315146	5.07%	0	2009
	10.000000	9.816966	-1.83%	0	2008*

NVIT NVIT Worldwide Leaders Fund: Class I - Q/NQ	9.654773	10.556860	9.34%	0	2010
	7.873165	9.654773	22.63%	0	2009
	14.420106	7.873165	-45.40%	0	2008
	12.260989	14.420106	17.61%	0	2007
	9.928183	12.260989	23.50%	0	2006
	8.480006	9.928183	17.08%	0	2005
	7.473438	8.480006	13.47%	0	2004
	5.599057	7.473438	33.48%	0	2003
	7.649959	5.599057	-26.81%	0	2002
	9.606072	7.649959	-20.36%	0	2001

NVIT NVIT Worldwide Leaders Fund: Class III - Q/NQ	17.455896	19.070210	9.25%	0	2010
	14.235377	17.455896	22.62%	0	2009
	26.065922	14.235377	-45.39%	0	2008
	22.155285	26.065922	17.65%	0	2007
	17.949918	22.155285	23.43%	0	2006
	15.331599	17.949918	17.08%	0	2005
	13.511751	15.331599	13.47%	0	2004
	10.000000	13.511751	35.12%	0	2003*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class I - Q/NQ	12.893924	13.762172	6.73%	0	2010
	10.000000	12.893924	28.94%	0	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	12.868657	13.425459	4.33%	0	2010
	10.000000	12.868657	28.69%	0	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	7.717613	8.765228	13.57%	0	2010
	6.119917	7.717613	26.11%	0	2009
	9.901315	6.119917	-38.19%	0	2008
	10.322987	9.901315	-4.08%	0	2007
	9.078368	10.322987	13.71%	1,531	2006
	8.876690	9.078368	2.27%	3,244	2005
	7.700955	8.876690	15.27%	3,244	2004
	5.972569	7.700955	28.94%	0	2003
	8.133455	5.972569	-26.57%	0	2002
	9.439135	8.133455	-13.83%	0	2001

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	17.997084	20.475798	13.77%	0	2010
	13.132463	17.997084	37.04%	0	2009
	22.384636	13.132463	-41.33%	0	2008
	21.460476	22.384636	4.31%	0	2007
	18.587129	21.460476	15.46%	1,442	2006
	16.570216	18.587129	12.17%	2,929	2005
	14.170841	16.570216	16.93%	2,929	2004
	10.000000	14.170841	41.71%	2,929	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	11.128954	12.660697	13.76%	0	2010
	8.116450	11.128954	37.12%	0	2009
	13.833378	8.116450	-41.33%	0	2008
	13.264567	13.833378	4.29%	0	2007
	11.488228	13.264567	15.46%	0	2006
	10.244297	11.488228	12.14%	0	2005
	8.763286	10.244297	16.90%	0	2004
	6.245795	8.763286	40.31%	0	2003
	8.176890	6.245795	-23.62%	0	2002
	9.477189	8.176890	-13.72%	0	2001

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ	2.455744	2.762876	12.51%	0	2010
	1.974937	2.455744	24.35%	0	2009
	9.537892	1.974937	-79.29%	0	2008
	10.000000	9.537892	-4.62%	0	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	2.639729	2.973195	12.63%	0	2010
	2.147226	2.639729	22.94%	0	2009
	10.263387	2.147226	-79.08%	0	2008
	10.473904	10.263387	-2.01%	0	2007
	10.000000	10.473904	4.74%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	8.245107	9.391466	13.90%	0	2010
	6.551646	8.245107	25.85%	0	2009
	10.854537	6.551646	-39.64%	0	2008
	10.597115	10.854537	2.43%	0	2007
	9.390774	10.597115	12.85%	0	2006
	9.032316	9.390774	3.97%	0	2005
	8.411542	9.032316	7.38%	0	2004
	6.766391	8.411542	24.31%	0	2003
	8.494330	6.766391	-20.34%	0	2002
	9.639258	8.494330	-11.88%	0	2001

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares - Q/NQ	7.927843	9.597722	21.06%	0	2010
	5.890447	7.927843	34.59%	0	2009
	9.658559	5.890447	-39.01%	0	2008
	9.967258	9.658559	-3.10%	0	2007
	10.000000	9.967258	-0.33%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares - Q/NQ	7.290523	9.116493	25.05%	0	2010
	5.604300	7.290523	30.09%	0	2009
	11.216980	5.604300	-50.04%	0	2008
	10.754411	11.216980	4.30%	0	2007
	10.647470	10.754411	1.00%	0	2006
	9.661983	10.647470	10.20%	0	2005
	8.222845	9.661983	17.50%	0	2004
	6.674005	8.222845	23.21%	0	2003
	9.421935	6.674005	-29.17%	0	2002
	13.975777	9.421935	-32.58%	0	2001

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (unhedged): Advisor Class - Q/NQ	10.826649	11.616366	7.29%	0	2010
	10.000000	10.826649	8.27%	0	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.905794	11.253389	3.19%	0	2010
	10.000000	10.905794	9.06%	0	2009*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ	10.000000	10.502017	5.02%	0	2010*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	10.161470	10.680662	5.11%	0	2010
	9.447078	10.161470	7.56%	0	2009
	10.724487	9.447078	-11.91%	0	2008
	10.367933	10.724487	3.44%	0	2007
	10.000000	10.367933	3.68%	0	2006*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	25.556048	27.513796	7.66%	0	2010
	20.006837	25.556048	27.74%	0	2009
	23.986894	20.006837	-16.59%	0	2008
	22.954535	23.986894	4.50%	0	2007
	21.115803	22.954535	8.71%	0	2006
	19.174523	21.115803	10.12%	1,492	2005
	17.758937	19.174523	7.97%	1,492	2004
	14.157666	17.758937	25.44%	1,492	2003
	13.213325	14.157666	7.15%	1,492	2002
	12.234919	13.213325	8.00%	0	2001

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Class R1 - Q/NQ	21.739520	27.056302	24.46%	0	2010
	10.384496	21.739520	109.35%	0	2009
	30.032847	10.384496	-65.42%	0	2008
	22.256442	30.032847	34.94%	0	2007
	16.258430	22.256442	36.89%	0	2006
	12.567660	16.258430	29.37%	0	2005
	10.000000	12.567660	25.68%	0	2004*

Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ	26.312651	32.741650	24.43%	0	2010
	12.581837	26.312651	109.13%	0	2009
	36.417891	12.581837	-65.45%	0	2008
	26.978611	36.417891	34.99%	0	2007
	19.714010	26.978611	36.85%	0	2006
	15.223485	19.714010	29.50%	0	2005
	12.326720	15.223485	23.50%	0	2004
	8.149155	12.326720	51.26%	0	2003
	8.555421	8.149155	-4.75%	0	2002
	8.883159	8.555421	-3.69%	0	2001

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Class R1 - Q/NQ	26.318622	33.372576	26.80%	0	2010
	17.020982	26.318622	54.62%	0	2009
	32.190396	17.020982	-47.12%	0	2008
	22.581383	32.190396	42.55%	0	2007
	18.482404	22.581383	22.18%	2,496	2006
	12.425394	18.482404	48.75%	2,916	2005
	10.000000	12.425394	24.25%	0	2004*

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ	33.437147	42.392382	26.78%	0	2010
	21.636393	33.437147	54.54%	0	2009
	40.940303	21.636393	-47.15%	0	2008
	28.713761	40.940303	42.58%	0	2007
	23.510115	28.713761	22.13%	0	2006
	15.799703	23.510115	48.80%	0	2005
	12.964418	15.799703	21.87%	0	2004
	9.127452	12.964418	42.04%	0	2003
	9.575679	9.127452	-4.68%	0	2002
	10.900909	9.575679	-12.16%	756	2001

Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	13.033842	16.209683	24.37%	0	2010
	10.000000	13.033842	30.34%	0	2009*

Optional Benefits Elected (Total 2.05%)
(Variable account charges of 2.05% of the daily net assets of the variable account)
Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	13.530846	16.777825	24.00%	0	2010
	9.683355	13.530846	39.73%	0	2009
	15.386854	9.683355	-37.07%	0	2008*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.657993	12.003612	2.96%	0	2010
	10.798896	11.657993	7.96%	0	2009
	11.202885	10.798896	-3.61%	0	2008
	10.446805	11.202885	7.24%	0	2007
	10.498201	10.446805	-0.49%	0	2006
	10.552410	10.498201	-0.51%	0	2005
	10.181634	10.552410	3.64%	0	2004
	10.000000	10.181634	1.82%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	8.066661	9.019218	11.81%	0	2010
	6.973518	8.066661	15.68%	0	2009
	10.884237	6.973518	-35.93%	0	2008
	11.120804	10.884237	-2.13%	0	2007
	9.696030	11.120804	14.69%	0	2006
	9.460244	9.696030	2.49%	0	2005
	8.547597	9.460244	10.68%	0	2004
	6.746126	8.547597	26.70%	0	2003
	8.542208	6.746126	-21.03%	0	2002
	9.517124	8.542208	-10.24%	3,563	2001

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	9.927730	11.596669	16.81%	0	2010
	7.799843	9.927730	27.28%	0	2009
	10.526222	7.799843	-25.90%	0	2008
	11.001395	10.526222	-4.32%	0	2007
	10.000000	11.001395	10.01%	0	2006*

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	12.010714	12.912985	7.51%	0	2010
	10.000000	12.010714	20.11%	0	2009*

Credit Suisse Trust - International Equity Flex III Portfolio - Q/NQ	10.097416	11.100378	9.93%	0	2010
	10.000000	10.097416	0.97%	0	2009*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	11.576230	14.267701	23.25%	0	2010
	9.452842	11.576230	22.46%	0	2009
	13.969607	9.452842	-32.33%	0	2008
	14.357676	13.969607	-2.70%	0	2007
	12.811123	14.357676	12.07%	0	2006
	12.196229	12.811123	5.04%	0	2005
	10.215680	12.196229	19.39%	0	2004
	7.569450	10.215680	34.96%	0	2003
	10.000000	7.569450	-24.31%	0	2002*

Dreyfus Socially Responsible Growth Fund Inc.: Initial Shares - Q/NQ	6.743326	7.583811	12.46%	1,524	2010
	5.147022	6.743326	31.01%	1,524	2009
	8.013618	5.147022	-35.77%	1,524	2008
	7.591231	8.013618	5.56%	1,524	2007
	7.096725	7.591231	6.97%	1,524	2006
	6.992022	7.096725	1.50%	1,524	2005
	6.720932	6.992022	4.03%	1,524	2004
	5.445448	6.720932	23.42%	1,524	2003
	7.824478	5.445448	-30.40%	1,524	2002
	10.318982	7.824478	-24.17%	1,524	2001

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	7.771615	8.741981	12.49%	0	2010
	6.280369	7.771615	23.74%	0	2009
	10.200843	6.280369	-38.43%	0	2008
	9.895472	10.200843	3.09%	0	2007
	8.746439	9.895472	13.14%	0	2006
	8.528816	8.746439	2.55%	0	2005
	7.869869	8.528816	8.37%	0	2004
	6.259089	7.869869	25.74%	3,498	2003
	8.230945	6.259089	-23.96%	3,515	2002
	9.570079	8.230945	-13.99%	4,902	2001

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	8.871305	10.020623	12.96%	0	2010
	7.389870	8.871305	20.05%	0	2009
	10.709550	7.389870	-31.00%	0	2008
	10.206902	10.709550	4.92%	0	2007
	8.945861	10.206902	14.10%	0	2006
	8.749492	8.945861	2.24%	0	2005
	8.503490	8.749492	2.89%	0	2004
	7.164595	8.503490	18.69%	0	2003
	8.782702	7.164595	-18.42%	0	2002
	9.888186	8.782702	-11.18%	0	2001

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	13.891864	14.764346	6.28%	0	2010
	11.776049	13.891864	17.97%	0	2009
	12.967573	11.776049	-9.19%	0	2008
	12.564026	12.967573	3.21%	0	2007
	12.314679	12.564026	2.02%	0	2006
	12.410689	12.314679	-0.77%	0	2005
	12.227793	12.410689	1.50%	0	2004
	11.929514	12.227793	2.50%	0	2003
	11.142163	11.929514	7.07%	0	2002
	10.532467	11.142163	5.79%	0	2001

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom 2010 Portfolio: Service Class - Q/NQ	9.932439	10.968111	10.43%	0	2010
	8.167582	9.932439	21.61%	0	2009
	11.129603	8.167582	-26.61%	0	2008
	10.459496	11.129603	6.41%	0	2007
	10.000000	10.459496	4.59%	0	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom 2020 Portfolio: Service Class - Q/NQ	9.399722	10.544087	12.17%	0	2010
	7.452019	9.399722	26.14%	0	2009
	11.306894	7.452019	-34.09%	0	2008
	10.479370	11.306894	7.90%	0	2007
	10.000000	10.479370	4.79%	0	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom 2030 Portfolio: Service Class - Q/NQ	8.927284	10.143499	13.62%	0	2010
	6.935916	8.927284	28.71%	0	2009
	11.435608	6.935916	-39.35%	0	2008
	10.499414	11.435608	8.92%	0	2007
	10.000000	10.499414	4.99%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	8.590151	10.026105	16.72%	0	2010
	5.942793	8.590151	44.55%	0	2009
	13.307433	5.942793	-55.34%	0	2008
	9.329305	13.307433	42.64%	0	2007
	10.000000	9.329305	-6.71%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	8.965123	10.106441	12.73%	1,346	2010
	7.038920	8.965123	27.37%	1,346	2009
	12.543105	7.038920	-43.88%	1,346	2008
	12.628064	12.543105	-0.67%	1,346	2007
	10.735822	12.628064	17.63%	1,346	2006
	10.363157	10.735822	3.60%	1,346	2005
	9.498796	10.363157	9.10%	4,542	2004
	7.446930	9.498796	27.55%	4,089	2003
	9.159972	7.446930	-18.70%	1,883	2002
	9.854339	9.159972	-7.05%	1,346	2001

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	5.678248	6.877595	21.12%	0	2010
	3.978233	5.678248	42.73%	0	2009
	9.038297	3.978233	-55.98%	0	2008
	7.500211	9.038297	20.51%	0	2007
	7.271311	7.500211	3.15%	0	2006
	6.818766	7.271311	6.64%	0	2005
	6.502411	6.818766	4.87%	0	2004
	5.119765	6.502411	27.01%	0	2003
	6.694209	5.119765	-23.52%	0	2002
	7.988718	6.694209	-16.20%	0	2001

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	6.770438	8.227155	21.52%	1,420	2010
	5.393870	6.770438	25.52%	1,420	2009
	10.436772	5.393870	-48.32%	1,420	2008
	8.399362	10.436772	24.26%	1,420	2007
	8.033852	8.399362	4.55%	1,420	2006
	7.761188	8.033852	3.51%	1,420	2005
	7.673205	7.761188	1.15%	5,387	2004
	5.899618	7.673205	30.06%	9,228	2003
	8.629292	5.899618	-31.63%	6,698	2002
	10.709661	8.629292	-19.43%	7,751	2001

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	9.710790	10.823290	11.46%	0	2010
	6.895406	9.710790	40.83%	0	2009
	9.394378	6.895406	-26.60%	0	2008
	9.343831	9.394378	0.54%	0	2007
	8.579779	9.343831	8.91%	0	2006
	8.543293	8.579779	0.43%	0	2005
	7.967694	8.543293	7.22%	6,395	2004
	6.406466	7.967694	24.37%	11,582	2003
	6.312150	6.406466	1.49%	12,566	2002
	7.315306	6.312150	-13.71%	0	2001

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ	10.100374	11.245070	11.33%	0	2010
	7.164231	10.100374	40.98%	0	2009
	9.749568	7.164231	-26.52%	0	2008
	10.000000	9.749568	-2.50%	0	2007*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	11.516854	12.147097	5.47%	0	2010
	10.164628	11.516854	13.30%	0	2009
	10.736536	10.164628	-5.33%	0	2008
	10.519427	10.736536	2.06%	0	2007
	10.296235	10.519427	2.17%	0	2006
	10.296928	10.296235	-0.01%	0	2005
	10.077187	10.296928	2.18%	0	2004
	10.000000	10.077187	0.77%	0	2003*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	9.013215	11.362733	26.07%	0	2010
	6.572006	9.013215	37.15%	0	2009
	11.092167	6.572006	-40.75%	0	2008
	9.806795	11.092167	13.11%	0	2007
	10.000000	9.806795	-1.93%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	10.186256	11.273982	10.68%	1,497	2010
	8.224965	10.186256	23.85%	1,497	2009
	14.959481	8.224965	-45.02%	1,497	2008
	13.031869	14.959481	14.79%	1,497	2007
	11.279497	13.031869	15.54%	1,497	2006
	9.678616	11.279497	16.54%	1,497	2005
	8.706766	9.678616	11.16%	1,497	2004
	6.207036	8.706766	40.27%	1,497	2003
	7.955555	6.207036	-21.98%	1,497	2002
	10.318180	7.955555	-22.90%	7,645	2001

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	12.624873	13.975150	10.70%	0	2010
	10.189818	12.624873	23.90%	0	2009
	18.537412	10.189818	-45.03%	0	2008
	16.146223	18.537412	14.81%	0	2007
	13.974726	16.146223	15.54%	0	2006
	11.996049	13.974726	16.49%	0	2005
	10.790672	11.996049	11.17%	2,534	2004
	7.690083	10.790672	40.32%	0	2003
	10.000000	7.690083	-23.10%	3,718	2002*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	11.142679	13.801854	23.86%	0	2010
	7.227523	11.142679	54.17%	0	2009
	15.113887	7.227523	-52.18%	0	2008
	14.613642	15.113887	3.42%	0	2007
	12.839023	14.613642	13.82%	0	2006
	12.780448	12.839023	0.46%	0	2005
	11.446763	12.780448	11.65%	0	2004
	7.405989	11.446763	54.56%	0	2003
	10.000000	7.405989	-25.94%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.288120	11.354435	10.36%	0	2010
	7.746080	10.288120	32.82%	0	2009
	11.242463	7.746080	-31.10%	0	2008
	11.063397	11.242463	1.62%	0	2007
	10.000000	11.063397	10.63%	0	2006*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	8.019319	10.071961	25.60%	0	2010
	6.338993	8.019319	26.51%	0	2009
	9.662049	6.338993	-34.39%	0	2008
	10.105944	9.662049	-4.39%	0	2007
	10.000000	10.105944	1.06%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	8.375293	9.044914	8.00%	0	2010
	6.564641	8.375293	27.58%	0	2009
	10.000000	6.564641	-34.35%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	10.488741	12.073298	15.11%	0	2010
	6.202797	10.488741	69.10%	0	2009
	13.380927	6.202797	-53.64%	0	2008
	10.615926	13.380927	26.05%	0	2007
	10.000000	10.615926	6.16%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	9.583583	10.176436	6.19%	0	2010
	7.131437	9.583583	34.39%	0	2009
	12.214802	7.131437	-41.62%	0	2008
	10.803138	12.214802	13.07%	0	2007
	10.000000	10.803138	8.03%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	13.673681	15.319432	12.04%	0	2010
	11.761924	13.673681	16.25%	0	2009
	11.306330	11.761924	4.03%	0	2008
	10.397135	11.306330	8.74%	0	2007
	10.000000	10.397135	3.97%	0	2006*

Invesco Funds - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	8.364582	9.439058	12.85%	0	2010
	7.074015	8.364582	18.24%	0	2009
	12.588280	7.074015	-43.80%	0	2008
	11.503483	12.588280	9.43%	0	2007
	11.072803	11.503483	3.89%	0	2006*

Invesco Funds - Invesco V.I. Capital Development Fund: Series II - Q/NQ	10.451358	12.128319	16.05%	0	2010
	7.514666	10.451358	39.08%	0	2009
	14.511272	7.514666	-48.21%	0	2008
	13.402874	14.511272	8.27%	0	2007
	11.769343	13.402874	13.88%	0	2006*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Ivy Funds Variable Asset Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	19.799131	21.075978	6.45%	0	2010
	16.164648	19.799131	22.48%	0	2009

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	8.528645	8.895189	4.30%	1,996	2010
	5.963137	8.528645	43.02%	1,996	2009
	10.932359	5.963137	-45.45%	1,996	2008
	8.169437	10.932359	33.82%	1,996	2007
	7.643179	8.169437	6.89%	1,996	2006
	6.932196	7.643179	10.26%	1,996	2005
	5.999277	6.932196	15.55%	1,996	2004
	5.094038	5.999277	17.77%	1,996	2003
	6.186133	5.094038	-17.65%	4,832	2002
	8.080524	6.186133	-23.44%	1,996	2001

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	11.678258	14.243634	21.97%	0	2010
	7.589474	11.678258	53.87%	0	2009
	13.811290	7.589474	-45.05%	0	2008
	11.582222	13.811290	19.25%	0	2007
	10.954232	11.582222	5.73%	0	2006
	10.044976	10.954232	9.05%	0	2005
	10.170254	10.044976	-1.23%	0	2004
	7.056728	10.170254	44.12%	0	2003
	10.000000	7.056728	-29.43%	0	2002*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	3.760467	4.582091	21.85%	0	2010
	2.446926	3.760467	53.68%	0	2009
	4.458950	2.446926	-45.12%	0	2008
	3.741031	4.458950	19.19%	0	2007
	3.541860	3.741031	5.62%	0	2006
	3.241370	3.541860	9.27%	0	2005
	3.290581	3.241370	-1.50%	0	2004
	2.293462	3.290581	43.48%	0	2003
	3.964208	2.293462	-42.15%	0	2002
	6.457722	3.964208	-38.61%	4,871	2001

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	22.584541	27.659306	22.47%	0	2010
	12.875814	22.584541	75.40%	0	2009
	27.508084	12.875814	-53.19%	0	2008
	21.930185	27.508084	25.43%	0	2007
	15.261227	21.930185	43.70%	0	2006
	11.801068	15.261227	29.32%	0	2005
	10.149016	11.801068	16.28%	0	2004
	7.700818	10.149016	31.79%	0	2003
	10.000000	7.700818	-22.99%	0	2002*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	12.952781	15.861656	22.46%	0	2010
	7.384616	12.952781	75.40%	0	2009
	15.782874	7.384616	-53.21%	0	2008
	12.587891	15.782874	25.38%	0	2007
	8.763918	12.587891	43.63%	0	2006
	6.780873	8.763918	29.24%	0	2005
	5.832790	6.780873	16.25%	0	2004
	4.426214	5.832790	31.78%	0	2003
	6.086848	4.426214	-27.28%	0	2002
	8.116951	6.086848	-25.01%	0	2001

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ	11.299330	13.663794	20.93%	0	2010
	9.105024	11.299330	24.10%	0	2009

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	11.668249	12.711149	8.94%	0	2010
	9.728326	11.668249	19.94%	0	2009
	14.767554	9.728326	-34.12%	0	2008
	14.014107	14.767554	5.38%	0	2007
	11.872058	14.014107	18.04%	0	2006*

MFS® Variable Insurance Trust - MFS® International Value Portfolio: Service Class - Q/NQ	10.000000	10.695520	6.96%	0	2010*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.633124	9.934332	3.13%	0	2010
	8.678151	9.633124	11.00%	0	2009
	10.234147	8.678151	-15.20%	0	2008
	9.973597	10.234147	2.61%	0	2007
	9.771163	9.973597	2.07%	0	2006
	9.833172	9.771163	-0.63%	0	2005
	9.961375	9.833172	-1.29%	0	2004
	10.000000	9.961375	-0.39%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	9.577069	11.220628	17.16%	0	2010
	7.965140	9.577069	20.24%	0	2009
	13.435723	7.965140	-40.72%	0	2008
	13.648238	13.435723	-1.56%	0	2007
	13.237895	13.648238	3.10%	0	2006*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	10.534507	12.677102	20.34%	0	2010
	8.183285	10.534507	28.73%	0	2009
	13.796770	8.183285	-40.69%	0	2008
	13.090466	13.796770	5.40%	0	2007
	11.753143	13.090466	11.38%	0	2006
	11.228435	11.753143	4.67%	0	2005
	10.000000	11.228435	12.28%	0	2004*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	9.000512	9.875579	9.72%	0	2010
	7.445547	9.000512	20.88%	0	2009
	10.824700	7.445547	-31.22%	0	2008
	10.412999	10.824700	3.95%	0	2007
	10.000000	10.412999	4.13%	0	2006*

NVIT NVIT Growth Fund: Class I - Q/NQ	4.703038	5.493388	16.81%	0	2010
	3.597364	4.703038	30.74%	0	2009
	5.992165	3.597364	-39.97%	0	2008
	5.117956	5.992165	17.08%	0	2007
	4.921251	5.117956	4.00%	0	2006
	4.717297	4.921251	4.32%	0	2005
	4.452803	4.717297	5.94%	0	2004
	3.424662	4.452803	30.02%	0	2003
	4.905344	3.424662	-30.19%	0	2002
	6.969771	4.905344	-29.62%	0	2001

NVIT American Century NVIT Multi Cap Value Fund: Class I - Q/NQ	12.392072	13.772513	11.14%	0	2010
	10.000000	12.392072	23.92%	0	2009*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.167548	10.555724	3.82%	0	2010
	9.255754	10.167548	9.85%	0	2009
	10.484532	9.255754	-11.72%	0	2008
	10.395160	10.484532	0.86%	0	2007
	10.000000	10.395160	3.95%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	9.985564	10.886326	9.02%	0	2010
	7.199342	9.985564	38.70%	0	2009
	11.978384	7.199342	-39.90%	0	2008
	10.694225	11.978384	12.01%	0	2007
	10.000000	10.694225	6.94%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	8.321680	9.634207	15.77%	0	2010
	6.121705	8.321680	35.94%	0	2009
	11.203628	6.121705	-45.36%	0	2008
	10.223017	11.203628	9.59%	0	2007
	10.000000	10.223017	2.23%	0	2006*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	7.576352	8.235629	8.70%	0	2010
	5.918499	7.576352	28.01%	0	2009
	9.756266	5.918499	-39.34%	0	2008
	10.000000	9.756266	-2.44%	0	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	12.799312	14.186193	10.84%	0	2010
	8.950064	12.799312	43.01%	0	2009
	12.689152	8.950064	-29.47%	0	2008
	12.562376	12.689152	1.01%	0	2007
	11.595056	12.562376	8.34%	0	2006
	11.561839	11.595056	0.29%	0	2005
	10.721266	11.561839	7.84%	2,247	2004
	8.951783	10.721266	19.77%	3,288	2003
	8.853567	8.951783	1.11%	915	2002
	8.674196	8.853567	2.07%	0	2001

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.469253	12.712686	10.84%	0	2010
	8.015516	11.469253	43.09%	0	2009
	11.381340	8.015516	-29.57%	0	2008
	11.263973	11.381340	1.04%	0	2007
	10.397061	11.263973	8.34%	0	2006
	10.000000	10.397061	3.97%	0	2005*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ	7.657493	8.671253	13.24%	0	2010
	5.110953	7.657493	49.83%	0	2009
	10.000000	5.110953	-48.89%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	7.850554	9.503068	21.05%	0	2010
	6.093352	7.850554	28.84%	0	2009
	10.000000	6.093352	-39.07%	0	2008*

NVIT NVIT Cardinal (SM) Aggressive Fund: Class II - Q/NQ	8.003883	9.012456	12.60%	0	2010
	6.324797	8.003883	26.55%	0	2009
	10.000000	6.324797	-36.75%	0	2008*

NVIT NVIT Cardinal (SM) Balanced Fund: Class II - Q/NQ	9.247492	10.000579	8.14%	0	2010
	7.879262	9.247492	17.36%	0	2009
	10.000000	7.879262	-21.21%	0	2008*

NVIT NVIT Cardinal (SM) Capital Appreciation Fund: Class II - Q/NQ	8.708785	9.587191	10.09%	0	2010
	7.160724	8.708785	21.62%	0	2009
	10.000000	7.160724	-28.39%	0	2008*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
NVIT NVIT Cardinal (SM) Conservative Fund: Class II - Q/NQ	9.989661	10.450358	4.61%	0	2010
	9.023775	9.989661	10.70%	0	2009
	10.000000	9.023775	-9.76%	0	2008*

NVIT NVIT Cardinal (SM) Moderate Fund: Class II - Q/NQ	8.978578	9.794617	9.09%	0	2010
	7.516739	8.978578	19.45%	0	2009
	10.000000	7.516739	-24.83%	0	2008*

NVIT NVIT Cardinal (SM) Moderately Aggressive Fund: Class II - Q/NQ	8.430273	9.356738	10.99%	0	2010
	6.799494	8.430273	23.98%	0	2009
	10.000000	6.799494	-32.01%	0	2008*

NVIT NVIT Cardinal (SM) Moderately Conservative Fund: Class II - Q/NQ	9.518084	10.165246	6.80%	0	2010
	8.257336	9.518084	15.27%	0	2009
	10.000000	8.257336	-17.43%	0	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	10.451751	10.959942	4.86%	0	2010
	9.808813	10.451751	6.55%	0	2009
	10.000000	9.808813	-1.91%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	11.168792	11.827538	5.90%	0	2010
	9.792877	11.168792	14.05%	0	2009
	10.000000	9.792877	-2.07%	0	2008*

NVIT NVIT Emerging Markets Fund: Class I - Q/NQ	21.010234	23.908913	13.80%	0	2010
	13.134099	21.010234	59.97%	0	2009
	31.748546	13.134099	-58.63%	0	2008
	22.266948	31.748546	42.58%	0	2007
	16.626514	22.266948	33.92%	0	2006
	12.796711	16.626514	29.93%	0	2005
	10.819976	12.796711	18.27%	0	2004
	6.683831	10.819976	61.88%	0	2003
	8.049848	6.683831	-16.97%	0	2002
	8.668856	8.049848	-7.14%	0	2001

NVIT NVIT Emerging Markets Fund: Class III - Q/NQ	23.442771	26.686006	13.83%	0	2010
	14.639448	23.442771	60.13%	0	2009
	35.444242	14.639448	-58.70%	0	2008
	24.864181	35.444242	42.55%	0	2007
	18.575830	24.864181	33.85%	0	2006
	14.295108	18.575830	29.95%	0	2005
	12.085590	14.295108	18.28%	2,557	2004
	7.467644	12.085590	61.84%	283	2003
	10.000000	7.467644	-25.32%	220	2002*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
NVIT NVIT Government Bond Fund: Class I - Q/NQ	14.091387	14.462558	2.63%	0	2010
	14.009637	14.091387	0.58%	0	2009
	13.277796	14.009637	5.51%	0	2008
	12.651515	13.277796	4.95%	1,413	2007
	12.497968	12.651515	1.23%	1,413	2006
	12.355580	12.497968	1.15%	1,413	2005
	12.215658	12.355580	1.15%	0	2004
	12.226769	12.215658	-0.09%	0	2003
	11.247230	12.226769	8.71%	0	2002
	10.707078	11.247230	5.04%	0	2001

NVIT NVIT International Equity Fund: Class I - Q/NQ	9.866113	10.948480	10.97%	0	2010
	7.764747	9.866113	27.06%	0	2009

NVIT NVIT International Equity Fund: Class III - Q/NQ	15.928635	17.672839	10.95%	0	2010
	12.540930	15.928635	27.01%	0	2009
	23.728420	12.540930	-47.15%	0	2008
	19.054507	23.728420	24.53%	0	2007
	14.630990	19.054507	30.23%	0	2006
	11.473949	14.630990	27.51%	0	2005
	10.243769	11.473949	12.01%	0	2004
	7.727570	10.243769	32.56%	3,086	2003
	10.000000	7.727570	-22.72%	0	2002*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	8.134549	8.557418	5.20%	0	2010
	6.457403	8.134549	25.97%	0	2009
	11.584740	6.457403	-44.26%	0	2008
	10.813290	11.584740	7.13%	0	2007
	10.000000	10.813290	8.13%	0	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	11.413527	12.815201	12.28%	369	2010
	9.160292	11.413527	24.60%	382	2009
	14.808204	9.160292	-38.14%	426	2008
	14.269599	14.808204	3.77%	347	2007
	12.464792	14.269599	14.48%	681	2006
	11.789789	12.464792	5.73%	1,097	2005
	10.555870	11.789789	11.69%	0	2004
	8.172252	10.555870	29.17%	0	2003
	10.000000	8.172252	-18.28%	0	2002*

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	11.480434	12.348836	7.56%	0	2010
	10.000000	11.480434	14.80%	0	2009*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	12.036988	13.208826	9.74%	0	2010
	10.000000	12.036988	20.37%	0	2009*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.410125	11.834843	3.72%	190	2010
	10.678782	11.410125	6.85%	186	2009
	11.601017	10.678782	-7.95%	171	2008
	11.240282	11.601017	3.21%	231	2007
	10.808627	11.240282	3.99%	425	2006
	10.681004	10.808627	1.19%	607	2005
	10.419761	10.681004	2.51%	0	2004
	9.858342	10.419761	5.69%	0	2003
	10.000000	9.858342	-1.42%	0	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	11.565861	12.565287	8.64%	1,584	2010
	9.911326	11.565861	16.69%	1,590	2009
	13.174998	9.911326	-24.77%	507	2008
	12.731689	13.174998	3.48%	531	2007
	11.672236	12.731689	9.08%	1,009	2006
	11.311318	11.672236	3.19%	1,531	2005
	10.542661	11.311318	7.29%	0	2004
	8.965450	10.542661	17.59%	0	2003
	10.000000	8.965450	-10.35%	0	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	11.626250	12.849654	10.52%	0	2010
	9.542030	11.626250	21.84%	0	2009
	14.199386	9.542030	-32.80%	0	2008
	13.658165	14.199386	3.96%	0	2007
	12.173144	13.658165	12.20%	0	2006
	11.606341	12.173144	4.88%	0	2005
	10.570861	11.606341	9.80%	0	2004
	8.521461	10.570861	24.05%	0	2003
	10.000000	8.521461	-14.79%	0	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.634865	12.367031	6.29%	0	2010
	10.368554	11.634865	12.21%	0	2009
	12.460192	10.368554	-16.79%	0	2008
	12.018192	12.460192	3.68%	0	2007
	11.315902	12.018192	6.21%	0	2006
	11.056083	11.315902	2.35%	0	2005
	10.533364	11.056083	4.96%	89	2004
	9.458089	10.533364	11.37%	1,219	2003
	10.000000	9.458089	-5.42%	29,893	2002*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	16.039558	19.827635	23.62%	0	2010
	11.974103	16.039558	33.95%	0	2009
	19.241216	11.974103	-37.77%	0	2008
	18.265332	19.241216	5.34%	972	2007
	16.968499	18.265332	7.64%	972	2006
	15.452880	16.968499	9.81%	972	2005
	13.631684	15.452880	13.36%	3,908	2004
	10.335306	13.631684	31.89%	3,624	2003
	12.458494	10.335306	-17.04%	3,527	2002
	12.889199	12.458494	-3.34%	0	2001

NVIT NVIT Money Market Fund: Class I - Q/NQ	10.721650	10.501875	-2.05%	213	2010
	10.941452	10.721650	-2.01%	196	2009
	10.945655	10.941452	-0.04%	160	2008
	10.664869	10.945655	2.63%	128	2007
	10.415600	10.664869	2.39%	201	2006
	10.356664	10.415600	0.57%	371	2005
	10.488319	10.356664	-1.26%	1,695	2004
	10.641254	10.488319	-1.44%	2,489	2003
	10.733926	10.641254	-0.86%	2,639	2002
	10.578635	10.733926	1.47%	0	2001

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	13.045682	14.131231	8.32%	0	2010
	10.707996	13.045682	21.83%	0	2009
	13.217667	10.707996	-18.99%	0	2008
	12.899216	13.217667	2.47%	0	2007
	12.560707	12.899216	2.69%	0	2006
	12.549283	12.560707	0.09%	0	2005
	12.026120	12.549283	4.35%	1,055	2004
	10.950902	12.026120	9.82%	1,708	2003
	10.428441	10.950902	5.01%	0	2002
	10.219812	10.428441	2.04%	0	2001

NVIT NVIT Multi-Manager International Growth Fund: Class III - Q/NQ	8.094439	9.041554	11.70%	0	2010
	6.055886	8.094439	33.66%	0	2009
	10.000000	6.055886	-39.44%	0	2008*

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	14.374884	14.941092	3.94%	0	2010
	11.303147	14.374884	27.18%	0	2009
	21.503583	11.303147	-47.44%	0	2008
	21.330878	21.503583	0.81%	0	2007
	17.740610	21.330878	20.24%	0	2006
	16.162608	17.740610	9.76%	0	2005
	13.720758	16.162608	17.80%	0	2004
	10.000000	13.720758	37.21%	0	2003*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	7.979063	9.027836	13.14%	0	2010
	6.276951	7.979063	27.12%	0	2009
	10.000000	6.276951	-37.23%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ	10.000000	10.370720	3.71%	0	2010*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	7.814020	8.629506	10.44%	0	2010
	6.261242	7.814020	24.80%	0	2009
	10.000000	6.261242	-37.39%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ	7.674790	9.507383	23.88%	1,707	2010
	6.183862	7.674790	24.11%	1,707	2009

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	7.674790	9.507383	23.88%	1,707	2010
	6.183862	7.674790	24.11%	1,707	2009
	10.000000	6.183862	-38.16%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	8.517404	9.980860	17.18%	1,687	2010
	6.664890	8.517404	27.80%	1,687	2009
	10.000000	6.664890	-33.35%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	10.435926	12.823545	22.88%	888	2010
	8.358901	10.435926	24.85%	888	2009
	15.928039	8.358901	-47.52%	888	2008
	14.818391	15.928039	7.49%	888	2007
	14.657700	14.818391	1.10%	888	2006
	13.843455	14.657700	5.88%	888	2005
	12.461332	13.843455	11.09%	1,097	2004
	9.475089	12.461332	31.52%	1,158	2003
	14.500883	9.475089	-34.66%	1,303	2002
	16.606604	14.500883	-12.68%	3,670	2001

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	17.478840	21.675806	24.01%	0	2010
	14.138322	17.478840	23.63%	0	2009
	21.275315	14.138322	-33.55%	0	2008
	23.331781	21.275315	-8.81%	0	2007
	20.306904	23.331781	14.90%	0	2006
	20.112575	20.306904	0.97%	0	2005
	17.505231	20.112575	14.89%	3,385	2004
	11.393329	17.505231	53.64%	384	2003
	15.970228	11.393329	-28.66%	357	2002
	12.711918	15.970228	25.63%	5,158	2001

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	17.278718	21.210157	22.75%	911	2010
	13.095835	17.278718	31.94%	911	2009
	21.631279	13.095835	-39.46%	911	2008
	21.625478	21.631279	0.03%	1,943	2007
	19.704712	21.625478	9.75%	1,943	2006
	17.909807	19.704712	10.02%	1,943	2005
	15.326226	17.909807	16.58%	4,404	2004
	11.121852	15.362226	38.13%	7,954	2003
	13.735040	11.121852	-19.03%	4,834	2002
	15.032303	13.735040	-8.63%	4,614	2001

NVIT NVIT Nationwide Fund: Class I - Q/NQ	7.762951	8.626619	11.13%	0	2010
	6.285199	7.762951	23.51%	0	2009
	10.979662	6.285199	-42.76%	0	2008
	10.362878	10.979662	5.95%	0	2007
	9.310319	10.362878	11.31%	0	2006
	8.846274	9.310319	5.25%	0	2005
	8.228953	8.846274	7.50%	0	2004
	6.588356	8.228953	24.90%	0	2003
	8.138802	6.588356	-19.05%	0	2002
	9.424179	8.138802	-13.64%	0	2001

NVIT NVIT Real Estate Fund: Class I - Q/NQ	7.136313	9.099998	27.52%	0	2010
	5.568692	7.136313	28.15%	0	2009
	10.000000	5.568692	-44.31%	0	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.288878	10.321841	0.32%	0	2010
	9.806953	10.288878	4.91%	0	2009
	10.000000	9.806953	-1.93%	0	2008*

NVIT NVIT Worldwide Leaders Fund: Class I - Q/NQ	9.498496	10.370108	9.18%	0	2010
	7.757580	9.498496	22.44%	0	2009
	14.230233	7.757580	-45.49%	0	2008
	12.118163	14.230233	17.43%	0	2007
	9.827514	12.118163	23.31%	0	2006
	8.406838	9.827514	16.90%	0	2005
	7.420290	8.406838	13.30%	0	2004
	5.567726	7.420290	33.27%	0	2003
	7.618821	5.567726	-26.92%	0	2002
	9.581737	7.618821	-20.49%	0	2001

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
NVIT NVIT Worldwide Leaders Fund: Class III - Q/NQ	17.278673	18.847766	9.08%	0	2010
	14.112432	17.278673	22.44%	0	2009
	25.880481	14.112432	-45.47%	0	2008
	22.031519	25.880481	17.47%	0	2007
	17.876898	22.031519	23.24%	0	2006
	15.292542	17.876898	16.90%	0	2005
	13.497959	15.292542	13.30%	0	2004
	10.000000	13.497959	34.98%	0	2003*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class I - Q/NQ	12.880774	13.727135	6.57%	0	2010
	10.000000	12.880774	28.81%	0	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	12.855533	13.391270	4.17%	0	2010
	10.000000	12.855533	28.56%	0	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	7.592639	8.610106	13.40%	0	2010
	6.030030	7.592639	25.91%	0	2009
	9.770878	6.030030	-38.29%	0	2008
	10.202686	9.770878	-4.23%	0	2007
	8.986278	10.202686	13.54%	0	2006
	8.800065	8.986278	2.12%	0	2005
	7.646162	8.800065	15.09%	0	2004
	5.939149	7.646162	28.74%	0	2003
	8.100362	5.939149	-26.68%	0	2002
	9.415211	8.100362	-13.97%	6,237	2001

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	17.814380	20.236986	13.60%	0	2010
	13.019055	17.814380	36.83%	0	2009
	22.225396	13.019055	-41.42%	0	2008
	21.340637	22.225396	4.15%	0	2007
	18.511544	21.340637	15.28%	0	2006
	16.528020	18.511544	12.00%	0	2005
	14.156384	16.528020	16.75%	173	2004
	10.000000	14.156384	41.56%	241	2003*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	10.965494	12.455685	13.59%	0	2010
	8.009483	10.965494	36.91%	0	2009
	13.672032	8.009483	-41.42%	0	2008
	13.130042	13.672032	4.13%	2,349	2007
	11.389082	13.130042	15.29%	2,349	2006
	10.171389	11.389082	11.97%	2,349	2005
	8.714241	10.171389	16.72%	0	2004
	6.220335	8.714241	40.09%	0	2003
	8.156044	6.220335	-23.73%	630	2002
	9.467611	8.156044	-13.85%	0	2001

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ	2.445706	2.747381	12.33%	0	2010
	1.969888	2.445706	24.15%	0	2009
	9.528140	1.969888	-79.33%	0	2008
	10.000000	9.528140	-4.72%	0	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	2.624928	2.952012	12.46%	0	2010
	2.138459	2.624928	22.75%	0	2009
	10.237209	2.138459	-79.11%	0	2008
	10.463286	10.237209	-2.16%	0	2007
	10.000000	10.463286	4.63%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	8.111630	9.225324	13.73%	0	2010
	6.455455	8.111630	25.66%	0	2009
	10.711597	6.455455	-39.73%	0	2008
	10.473670	10.711597	2.27%	0	2007
	9.295556	10.473670	12.67%	0	2006
	8.954387	9.295556	3.81%	0	2005
	8.351719	8.954387	7.22%	0	2004
	6.728539	8.351719	24.12%	3,144	2003
	8.459776	6.728539	-20.46%	0	2002
	9.614839	8.459766	-12.01%	0	2001

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares - Q/NQ	7.883415	9.529363	20.88%	0	2010
	5.866406	7.883415	34.38%	0	2009
	9.633917	5.866406	-39.11%	0	2008
	9.957149	9.633917	-3.25%	0	2007
	10.000000	9.957149	-0.43%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares - Q/NQ	7.172474	8.955185	24.85%	0	2010
	5.521991	7.172474	29.89%	0	2009
	11.069241	5.521991	-50.11%	0	2008
	10.629106	11.069241	4.14%	0	2007
	10.539493	10.629106	0.85%	0	2006
	9.578595	10.539493	10.03%	0	2005
	8.164347	9.578595	17.32%	0	2004
	6.636658	8.164347	23.02%	2,780	2003
	9.383576	6.636658	-29.27%	2,752	2002
	13.940374	9.383576	-32.69%	0	2001

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (unhedged): Advisor Class - Q/NQ	10.815580	11.586746	7.13%	0	2010
	10.000000	10.815580	8.16%	0	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.894646	11.224697	3.03%	0	2010
	10.000000	10.894646	8.95%	0	2009*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ	10.000000	10.491378	4.91%	0	2010*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	10.104598	10.604660	4.95%	0	2010
	9.408588	10.104598	7.40%	0	2009
	10.697155	9.408588	-12.05%	0	2008
	10.357423	10.697155	3.28%	0	2007
	10.000000	10.357423	3.57%	0	2006*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	25.142559	27.027260	7.50%	0	2010
	19.713247	25.142559	27.54%	0	2009
	23.671112	19.713247	-16.72%	0	2008
	22.687213	23.671112	4.34%	0	2007
	20.901775	22.687213	8.54%	0	2006
	19.009151	20.901775	9.96%	0	2005
	17.632719	19.009151	7.81%	0	2004
	14.078556	17.632719	25.25%	0	2003
	13.159594	14.078556	6.98%	0	2002
	12.203935	13.159594	7.83%	0	2001

Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Class R1 - Q/NQ	21.551992	26.781964	24.27%	0	2010
	10.310654	21.551992	109.03%	0	2009
	29.865197	10.310654	-65.48%	0	2008
	22.166246	29.865197	34.73%	0	2007
	16.217253	22.166246	36.68%	0	2006
	12.554950	16.217253	29.17%	0	2005
	10.000000	12.554950	25.55%	0	2004*

Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ	25.886642	32.162383	24.24%	0	2010
	12.397051	25.886642	108.81%	0	2009
	35.938253	12.397051	-65.50%	0	2008
	26.664251	35.938253	34.78%	0	2007
	19.514028	26.664251	36.64%	0	2006
	15.092033	19.514028	29.30%	0	2005
	12.238984	15.092033	23.31%	0	2004
	8.103520	12.238984	51.03%	2,888	2003
	8.520571	8.103520	-4.89%	2,769	2002
	8.860634	8.520571	-3.84%	0	2001

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Class R1 - Q/NQ	26.091571	33.034141	26.61%	0	2010
	16.899991	26.091571	54.39%	0	2009
	32.010679	16.899991	-47.21%	0	2008
	22.489894	32.010679	42.33%	0	2007
	18.435626	22.489894	21.99%	0	2006
	12.412836	18.435626	48.52%	0	2005
	10.000000	12.412836	24.13%	0	2004*

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ	32.895991	41.642607	26.59%	0	2010
	21.318828	32.895991	54.30%	0	2009
	40.401384	21.318828	-47.23%	0	2008
	28.379415	40.401384	42.36%	0	2007
	23.271834	28.379415	21.95%	0	2006
	15.663404	23.271834	48.57%	0	2005
	12.872243	15.663404	21.68%	0	2004
	9.076418	12.872243	41.82%	0	2003
	9.536718	9.076418	-4.83%	0	2002
	10.873293	9.536718	-12.29%	0	2001

Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	13.020541	16.168409	24.18%	0	2010
	10.000000	13.020541	30.21%	0	2009*

saipart3.htm
Optional Benefits Elected (Total 2.10%)
(Variable account charges of 2.10% of the daily net assets of the variable account)
Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	13.477943	16.703707	23.93%	0	2010
	9.650424	13.477943	39.66%	0	2009
	15.342380	9.650424	-37.10%	0	2008*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.618354	11.956690	2.91%	4,431	2010
	10.767674	11.618354	7.90%	4,488	2009
	11.176197	10.767674	-3.66%	4,559	2008
	10.427272	11.176197	7.18%	4,609	2007
	10.483909	10.427272	-0.54%	5,324	2006
	10.543412	10.483909	-0.56%	5,324	2005
	10.178146	10.543412	3.59%	3,178	2004
	10.000000	10.178146	1.78%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	8.022810	8.965612	11.75%	2,270	2010
	6.939169	8.022810	15.62%	2,299	2009
	10.836164	6.939169	-35.96%	2,336	2008
	11.077381	10.836164	-2.18%	2,361	2007
	9.663109	11.077381	14.64%	1,886	2006
	9.432928	9.663109	2.44%	1,886	2005
	8.527274	9.432928	10.62%	1,176	2004
	6.733511	8.527274	26.64%	0	2003
	8.530598	6.733511	-21.07%	0	2002
	9.509075	8.530598	-10.29%	0	2001

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	9.909128	11.569037	16.75%	0	2010
	7.789199	9.909128	27.22%	0	2009
	10.517249	7.789199	-25.94%	0	2008
	10.997667	10.517249	-4.37%	0	2007
	10.000000	10.997667	9.98%	0	2006*

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	12.006618	12.901996	7.46%	0	2010
	10.000000	12.006618	20.07%	0	2009*

Credit Suisse Trust - International Equity Flex III Portfolio - Q/NQ	10.097135	11.094416	9.88%	0	2010
	10.000000	10.097135	0.97%	0	2009*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	11.530934	14.204636	23.19%	0	2010
	9.420664	11.530934	22.40%	0	2009
	13.929190	9.420664	-32.37%	0	2008
	14.323491	13.929190	-2.75%	0	2007
	12.787130	14.323491	12.01%	0	2006
	12.179584	12.787130	4.99%	0	2005
	10.206952	12.179584	19.33%	0	2004
	7.566849	10.206952	34.89%	0	2003
	10.000000	7.566849	-24.33%	0	2002*

Dreyfus Socially Responsible Growth Fund Inc.: Initial Shares - Q/NQ	6.706680	7.538748	12.41%	0	2010
	5.121674	6.706680	30.95%	0	2009
	7.978229	5.121674	-35.80%	0	2008
	7.561602	7.978229	5.51%	0	2007
	7.072621	7.561602	6.91%	0	2006
	6.971818	7.072621	1.45%	0	2005
	6.704934	6.971818	3.98%	0	2004
	5.435261	6.704934	23.36%	0	2003
	7.813837	5.435261	-30.44%	0	2002
	10.310249	7.813837	-24.21%	0	2001

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	7.729386	8.690040	12.43%	0	2010
	6.249437	7.729386	23.68%	0	2009
	10.155803	6.249437	-38.46%	0	2008
	9.856846	10.155803	3.03%	0	2007
	8.716741	9.856846	13.08%	0	2006
	8.504178	8.716741	2.50%	2,262	2005
	7.851143	8.504178	8.32%	3,695	2004
	6.247385	7.851143	25.67%	4,414	2003
	8.219747	6.247385	-24.00%	4,256	2002
	2.561974	8.219747	-14.04%	4,253	2001

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	8.823129	9.961116	12.90%	1,804	2010
	7.353512	8.823129	19.99%	1,827	2009
	10.662306	7.353512	-31.03%	1,856	2008
	10.167097	10.662306	4.87%	1,877	2007
	8.915498	10.167097	14.04%	3,896	2006
	8.724234	8.915498	2.19%	3,896	2005
	8.483273	8.724234	2.84%	2,388	2004
	7.151207	8.483273	18.63%	0	2003
	8.770750	7.151207	-18.47%	0	2002
	9.879814	8.770750	-11.23%	0	2001

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	13.816433	14.676700	6.23%	0	2010
	11.718085	13.816433	17.91%	0	2009
	12.910334	11.718085	-9.23%	0	2008
	12.514992	12.910334	3.16%	0	2007
	12.272872	12.514992	1.97%	0	2006
	12.374856	12.272872	-0.82%	0	2005
	12.198720	12.374856	1.44%	0	2004
	11.907225	12.198720	2.45%	0	2003
	11.127027	11.907225	7.01%	0	2002
	10.523559	11.127027	5.73%	0	2001

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom 2010 Portfolio: Service Class - Q/NQ	9.913861	10.942024	10.37%	0	2010
	8.156466	9.913861	21.55%	0	2009
	11.120134	8.156466	-26.65%	0	2008
	10.455955	11.120134	6.35%	0	2007
	10.000000	10.455955	4.56%	0	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom 2020 Portfolio: Service Class - Q/NQ	9.382126	10.518974	12.12%	0	2010
	7.441866	9.382126	26.07%	0	2009
	11.297277	7.441866	-34.13%	0	2008
	10.475826	11.297277	7.84%	0	2007
	10.000000	10.475826	4.76%	0	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom 2030 Portfolio: Service Class - Q/NQ	8.910551	10.119321	13.57%	0	2010
	6.926459	8.910551	28.65%	0	2009
	11.425874	6.926459	-39.38%	0	2008
	10.495859	11.425874	8.86%	0	2007
	10.000000	10.495859	4.96%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	8.574068	10.002226	16.66%	0	2010
	5.934691	8.574068	44.47%	0	2009
	13.296094	5.934691	-55.37%	0	2008
	9.326138	13.296094	42.57%	0	2007
	10.000000	9.326138	-6.74%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	8.916451	10.046430	12.67%	0	2010
	7.004275	8.916451	27.30%	0	2009
	12.487770	7.004275	-43.91%	0	2008
	12.578810	12.487770	-0.72%	0	2007
	10.699388	12.578810	17.57%	0	2006
	10.333244	10.699388	3.54%	0	2005
	9.476212	10.333244	9.04%	314	2004
	7.433007	9.476212	27.49%	314	2003
	9.147526	7.433007	-18.74%	0	2002
	9.846006	9.147526	-7.09%	0	2001

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	5.647397	6.836743	21.06%	0	2010
	3.958633	5.647397	42.66%	0	2009
	8.998395	3.958633	-56.01%	0	2008
	7.470926	8.998395	20.45%	0	2007
	7.246617	7.470926	3.10%	0	2006
	6.799066	7.246617	6.58%	0	2005
	6.486939	6.799066	4.81%	0	2004
	5.110185	6.486939	26.94%	0	2003
	6.685100	5.110185	-23.56%	0	2002
	7.981954	6.685100	-16.25%	0	2001

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	6.733667	8.178303	21.45%	0	2010
	5.367319	6.733667	25.46%	0	2009
	10.390708	5.367319	-48.35%	0	2008
	8.366586	10.390708	24.19%	0	2007
	8.006583	8.366586	4.50%	0	2006
	7.738767	8.006583	3.46%	0	2005
	7.654950	7.738767	1.09%	0	2004
	5.888587	7.654950	30.00%	11,893	2003
	8.617548	5.888587	-31.67%	8,661	2002
	10.700597	8.617548	-19.47%	1,267	2001

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	9.658026	10.758979	11.40%	0	2010
	6.861448	9.658026	40.76%	0	2009
	9.352908	6.861448	-26.64%	0	2008
	9.307362	9.352908	0.49%	0	2007
	8.550640	9.307362	8.85%	0	2006
	8.518596	8.550640	0.38%	317	2005
	7.948720	8.518596	7.17%	1,242	2004
	6.394476	7.948720	24.31%	897	2003
	6.303565	6.394476	1.44%	0	2002
	7.309120	6.303565	-13.76%	0	2001

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ	10.086630	11.224034	11.28%	0	2010
	7.158124	10.086630	40.91%	0	2009
	9.746231	7.158124	-26.55%	0	2008
	10.000000	9.746231	-2.54%	0	2007*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	11.477678	12.099603	5.42%	5,240	2010
	10.135231	11.477678	13.25%	5,307	2009
	10.710950	10.135231	-5.38%	5,391	2008
	10.499745	10.710950	2.01%	5,451	2007
	10.282213	10.499745	2.12%	3,844	2006
	10.288147	10.282213	-0.06%	6,118	2005
	10.073745	10.288147	2.13%	4,776	2004
	10.000000	10.073745	0.74%	0	2003*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	8.996320	11.335641	26.00%	0	2010
	6.563035	8.996320	37.08%	0	2009
	11.082712	6.563035	-40.78%	0	2008
	9.803474	11.082712	13.05%	0	2007
	10.000000	9.803474	-1.97%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	10.130962	11.207077	10.62%	0	2010
	8.184488	10.130962	23.78%	0	2009
	14.893482	8.184488	-45.05%	0	2008
	12.981048	14.893482	14.73%	0	2007
	11.241226	12.981048	15.48%	0	2006
	9.650675	11.241226	16.48%	0	2005
	8.686067	9.650675	11.11%	0	2004
	6.195433	8.686067	40.20%	0	2003
	7.944744	6.195433	-22.02%	0	2002
	10.309461	7.944744	-22.94%	0	2001

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	12.575496	13.913393	10.64%	1,406	2010
	10.155150	12.575496	23.83%	1,424	2009
	18.483807	10.155150	-45.06%	1,447	2008
	16.107796	18.483807	14.75%	1,463	2007
	13.948578	16.107796	15.48%	2,876	2006
	11.979699	13.948578	16.44%	2,876	2005
	10.781464	11.979699	11.11%	1,818	2004
	7.687444	10.781464	40.25%	0	2003
	10.000000	7.687444	-23.13%	0	2002*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	11.099078	13.740839	23.80%	0	2010
	7.202924	11.099078	54.09%	0	2009
	15.070195	7.202924	-52.20%	0	2008
	14.578869	15.070195	3.37%	0	2007
	12.815008	14.578869	13.76%	0	2006
	12.763043	12.815008	0.41%	0	2005
	11.437016	12.763043	11.59%	0	2004
	7.403455	11.437016	54.48%	0	2003
	10.000000	7.403455	-25.97%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.268844	11.327373	10.31%	0	2010
	7.735514	10.268844	32.75%	0	2009
	11.232890	7.735514	-31.14%	0	2008
	11.059653	11.232890	1.57%	0	2007
	10.000000	11.059653	10.60%	0	2006*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	8.004299	10.047973	25.53%	0	2010
	6.330352	8.004299	26.44%	0	2009
	9.653812	6.330352	-34.43%	0	2008
	10.102516	9.653812	-4.44%	0	2007
	10.000000	10.102516	1.03%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	8.368173	9.032608	7.94%	0	2010
	6.562404	8.368173	27.52%	0	2009
	10.000000	6.562404	-34.38%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	10.469114	12.044561	15.05%	0	2010
	6.194345	10.469114	69.01%	0	2009
	13.369543	6.194345	-53.67%	0	2008
	10.612336	13.369543	25.98%	0	2007
	10.000000	10.612336	6.12%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	9.565642	10.152203	6.13%	0	2010
	7.121715	9.565642	34.32%	0	2009
	12.204408	7.121715	-41.65%	0	2008
	10.799482	12.204408	13.01%	0	2007
	10.000000	10.799482	7.99%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	13.648082	15.282949	11.98%	0	2010
	11.745902	13.648082	16.19%	0	2009
	11.296695	11.745902	3.98%	0	2008
	10.393609	11.296695	8.69%	0	2007
	10.000000	10.393609	3.94%	0	2006*

Invesco Funds - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	8.331892	9.397371	12.79%	0	2010
	7.049970	8.331892	18.18%	0	2009
	12.551912	7.049970	-43.83%	0	2008
	11.476151	12.551912	9.37%	0	2007
	11.052117	11.476151	3.84%	0	2006*

Invesco Funds - Invesco V.I. Capital Development Fund: Series II - Q/NQ	10.421182	12.087139	15.99%	0	2010
	7.496792	10.421182	39.01%	0	2009
	14.484173	7.496792	-48.24%	0	2008
	13.384715	14.484173	8.21%	0	2007
	11.759388	13.384715	13.82%	0	2006*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Ivy Funds Variable Asset Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	19.708466	20.968773	6.39%	0	2010
	16.098843	19.708466	22.42%	0	2009*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	8.485500	8.845688	4.24%	0	2010
	5.936001	8.485500	42.95%	0	2009
	10.888188	5.936001	-45.48%	0	2008
	8.140610	10.888188	33.75%	0	2007
	7.620090	8.140610	6.83%	0	2006
	6.914774	7.620090	10.20%	0	2005
	5.987242	6.914774	15.49%	0	2004
	5.086420	5.987242	17.71%	0	2003
	6.180038	5.086420	-17.70%	0	2002
	8.767230	6.180038	-23.48%	0	2001

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	11.632596	14.180708	21.90%	0	2010
	7.563655	11.632596	53.80%	0	2009
	13.771358	7.563655	-45.08%	0	2008
	11.554669	13.771358	19.18%	0	2007
	10.933752	11.554669	5.68%	0	2006
	10.031316	10.933752	9.00%	0	2005
	10.161603	10.031316	-1.28%	0	2004
	7.054323	10.161603	44.05%	0	2003
	10.000000	7.054323	-29.46%	0	2002*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	3.741433	4.556593	21.79%	0	2010
	2.435792	3.741433	53.60%	0	2009
	4.440934	2.435792	-45.15%	0	2008
	3.727828	4.440934	19.13%	0	2007
	3.531163	3.727828	5.57%	0	2006
	3.233225	3.531163	9.21%	0	2005
	3.283989	3.233225	-1.55%	0	2004
	2.290027	3.283989	43.40%	0	2003
	3.960302	2.290027	-42.18%	0	2002
	6.454677	3.960302	-38.64%	0	2001

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	22.496237	27.537115	22.41%	0	2010
	12.832025	22.496237	75.31%	0	2009
	27.428578	12.832025	-53.22%	0	2008
	21.878017	27.428578	25.37%	0	2007
	15.232678	21.878017	43.63%	0	2006
	11.784987	15.232678	29.25%	0	2005
	10.140370	11.784987	16.22%	0	2004
	7.698186	10.140370	31.72%	0	2003
	10.000000	7.698186	-23.02%	0	2002*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	12.887263	15.773394	22.40%	0	2010
	7.351018	12.887263	75.31%	0	2009
	15.719127	7.351018	-53.24%	0	2008
	12.543482	15.719127	25.32%	0	2007
	8.737444	12.543482	43.56%	0	2006
	6.763818	8.737444	29.18%	0	2005
	5.821088	6.763818	16.20%	0	2004
	4.419582	5.821088	31.71%	0	2003
	6.080842	4.419582	-27.32%	0	2002
	8.113132	6.080842	-25.05%	0	2001

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ	11.266703	13.617397	20.86%	0	2010
	9.083373	11.266703	24.04%	0	2009

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	11.622595	12.654959	8.88%	0	2010
	9.695212	11.622595	19.88%	0	2009
	14.724838	9.695212	-34.16%	0	2008
	13.980746	14.724838	5.32%	0	2007
	11.849834	13.980746	17.98%	0	2006*

MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class - Q/NQ	10.000000	10.691901	6.92%	0	2010*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.600383	9.895523	3.07%	3,489	2010
	8.653074	9.600383	10.95%	3,534	2009
	10.209798	8.653074	-15.25%	3,590	2008
	9.954980	10.209798	2.56%	3,629	2007
	9.757891	9.954980	2.02%	0	2006
	9.824818	9.757891	-0.68%	0	2005
	9.957976	9.824818	-1.34%	0	2004
	10.000000	9.957976	-0.42%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	9.539643	11.171080	17.10%	0	2010
	7.938066	9.539643	20.18%	0	2009
	13.396903	7.938066	-40.75%	0	2008
	13.615795	13.396903	-1.61%	0	2007
	13.213153	13.615795	3.05%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	10.504105	12.634061	20.28%	0	2010
	8.163823	10.504105	28.67%	0	2009
	13.771010	8.163823	-40.72%	0	2008
	13.072738	13.771010	5.34%	0	2007
	11.743204	13.072738	11.32%	0	2006
	11.224655	11.743204	4.62%	0	2005
	10.000000	11.224655	12.25%	0	2004*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
NVIT American Century NVIT Growth Fund: Class I - Q/NQ	4.677503	5.460777	16.75%	0	2010
	3.579656	4.677503	30.67%	0	2009
	5.965717	3.579656	-40.00%	0	2008
	5.097975	5.965717	17.02%	0	2007
	4.904526	5.097975	3.94%	0	2006
	4.703664	4.904526	4.27%	0	2005
	4.442208	4.703664	5.89%	0	2004
	3.418252	4.442208	29.96%	0	2003
	4.898667	3.418252	-30.22%	0	2002
	6.963868	4.898667	-29.66%	0	2001

NVIT American Century NVIT Multi Cap Value Fund: Class I - Q/NQ	12.387847	13.760787	11.08%	0	2010
	10.000000	12.387847	23.88%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	8.983685	9.852092	9.67%	0	2010
	7.435416	8.983685	20.82%	0	2009
	10.815492	7.435416	-31.25%	0	2008
	10.409468	10.815492	3.90%	0	2007
	10.000000	10.409468	4.09%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.148537	10.530616	3.76%	0	2010
	9.243153	10.148537	9.80%	0	2009
	10.475613	9.243153	-11.77%	0	2008
	10.391646	10.475613	0.81%	0	2007
	10.000000	10.391646	3.92%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	9.966894	10.860433	8.97%	0	2010
	7.189544	9.966894	38.63%	0	2009
	11.968200	7.189544	-39.93%	0	2008
	10.690610	11.968200	11.95%	0	2007
	10.000000	10.690610	6.91%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	8.306090	9.611252	15.71%	0	2010
	6.113361	8.306090	35.87%	0	2009
	11.194081	6.113361	-45.39%	0	2008
	10.219554	11.194081	9.54%	0	2007
	10.000000	10.219554	2.20%	0	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	7.566033	8.220211	8.65%	0	2010
	5.913455	7.566033	27.95%	0	2009
	9.752934	5.913455	-39.37%	0	2008
	10.000000	9.752934	-2.47%	0	2007*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	12.729796	14.101949	10.78%	0	2010
	8.905997	12.729796	42.94%	0	2009
	12.633128	8.905997	-29.50%	0	2008
	12.513336	12.633128	0.96%	0	2007
	11.555665	12.513336	8.29%	0	2006
	11.528431	11.555665	0.24%	0	2005
	10.695756	11.528431	7.79%	0	2004
	8.935042	10.695756	19.71%	0	2003
	8.841526	8.935042	1.06%	1,288	2002
	8.666861	8.841526	2.02%	0	2001

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.441954	12.675948	10.78%	0	2010
	8.000530	11.441954	43.01%	0	2009
	11.365871	8.000530	-29.61%	0	2008
	11.254436	11.365871	0.99%	0	2007
	10.393547	11.254436	8.28%	0	2006
	10.000000	10.393547	3.94%	0	2005*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ	7.650949	8.659424	13.18%	0	2010
	5.109202	7.650949	49.75%	0	2009
	10.000000	5.109202	-48.91%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	7.843856	9.490110	20.99%	0	2010
	6.091263	7.843856	28.77%	0	2009
	10.000000	6.091263	-39.09%	0	2008*

NVIT NVIT Cardinal (SM) Aggressive Fund: Class II - Q/NQ	7.997060	9.000180	12.54%	0	2010
	6.322636	7.997060	26.48%	0	2009
	10.000000	6.322636	-36.77%	0	2008*

NVIT NVIT Cardinal (SM) Balanced Fund: Class II - Q/NQ	9.239626	9.986977	8.09%	0	2010
	7.876573	9.239626	17.31%	0	2009
	10.000000	7.876573	-21.23%	0	2008*

NVIT NVIT Cardinal (SM) Capital Appreciation Fund: Class II - Q/NQ	8.701376	9.574150	10.03%	0	2010
	7.158286	8.701376	21.56%	0	2009
	10.000000	7.158286	-28.42%	0	2008*

NVIT NVIT Cardinal (SM) Conservative Fund: Class II - Q/NQ	9.981148	10.436119	4.56%	0	2010
	9.020692	9.981148	10.65%	0	2009
	10.000000	9.020692	-9.79%	0	2008*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
NVIT NVIT Cardinal (SM) Moderate Fund: Class II - Q/NQ	8.970926	9.781278	9.03%	0	2010
	7.514175	8.970926	19.39%	0	2009
	10.000000	7.514175	-24.86%	0	2008*

NVIT NVIT Cardinal (SM) Moderately Aggressive Fund: Class II - Q/NQ	8.423079	9.343985	10.93%	0	2010
	6.797165	8.423079	23.92%	0	2009
	10.000000	6.797165	-32.03%	0	2008*

NVIT NVIT Cardinal (SM) Moderately Conservative Fund: Class II - Q/NQ	9.509979	10.151402	6.74%	0	2010
	8.254524	9.509979	15.21%	0	2009
	10.000000	8.254524	-17.45%	0	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	10.442863	10.945024	4.81%	0	2010
	9.805483	10.442863	6.50%	0	2009
	10.000000	9.805483	-1.95%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	11.159301	11.811464	5.84%	0	2010
	9.789551	11.159301	13.99%	0	2009
	10.000000	9.789551	-2.10%	0	2008*

NVIT NVIT Emerging Markets Fund: Class I - Q/NQ	20.911238	23.784126	13.74%	0	2010
	13.078884	20.911238	59.89%	0	2009
	31.631293	13.078884	-58.65%	0	2008
	22.196097	31.631293	42.51%	0	2007
	16.582052	22.196097	33.86%	0	2006
	12.768976	16.582052	29.86%	0	2005
	10.802038	12.768976	18.21%	0	2004
	6.676154	10.802038	61.80%	0	2003
	8.044715	6.676154	-17.01%	0	2002
	8.667787	8.044715	-7.19%	0	2001

NVIT NVIT Emerging Markets Fund: Class III - Q/NQ	23.351122	26.568120	13.78%	432	2010
	14.589664	23.351122	60.05%	438	2009
	35.341831	14.589664	-58.72%	445	2008
	24.805062	35.341831	42.48%	449	2007
	18.541093	24.805062	33.78%	0	2006
	14.275630	18.541093	29.88%	0	2005
	12.075292	14.275630	18.22%	0	2004
	7.465081	12.075292	61.76%	0	2003
	10.000000	7.465081	-25.35%	0	2002*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
NVIT NVIT Government Bond Fund: Class I - Q/NQ	14.014873	14.376684	2.58%	0	2010
	13.940684	14.014873	0.53%	0	2009
	13.219192	13.940684	5.46%	9	2008
	12.602135	13.219192	4.90%	9	2007
	12.455530	12.602135	1.18%	9	2006
	12.319888	12.455530	1.10%	1,485	2005
	12.186606	12.319888	1.09%	2,396	2004
	12.203933	12.186606	-0.14%	2,409	2003
	11.231951	12.203933	8.65%	3,528	2002
	10.698020	11.231951	4.99%	3,376	2001

NVIT NVIT International Equity Fund: Class I - Q/NQ	9.819680	10.891397	10.91%	0	2010
	7.732144	9.819680	27.00%	0	2009

NVIT NVIT International Equity Fund: Class III - Q/NQ	15.866370	17.594772	10.89%	0	2010
	12.498283	15.866370	26.95%	0	2009
	23.659857	12.498283	-47.18%	0	2008
	19.009209	23.659857	24.47%	0	2007
	14.603641	19.009209	30.17%	0	2006
	11.458329	14.603641	27.45%	0	2005
	10.235035	11.458329	11.95%	0	2004
	7.724922	10.235035	32.49%	0	2003
	10.000000	7.724922	-22.75%	0	2002*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	8.119311	8.537033	5.14%	0	2010
	6.448593	8.119311	25.91%	0	2009
	11.574863	6.448593	-44.29%	0	2008
	10.809622	11.574863	7.08%	0	2007
	10.000000	10.809622	8.10%	0	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	11.367379	12.756868	12.22%	0	2010
	9.127916	11.367379	24.53%	0	2009
	14.763434	9.127916	-38.17%	0	2008
	14.233770	14.763434	3.72%	0	2007
	12.439821	14.233770	14.42%	0	2006
	11.772148	12.439821	5.67%	0	2005
	10.545460	11.772148	11.63%	0	2004
	8.168360	10.545460	29.10%	0	2003
	10.000000	8.168360	-18.32%	0	2002*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	11.476527	12.338344	7.51%	0	2010
	10.000000	11.476527	14.77%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	12.032881	13.197581	9.68%	0	2010
	10.000000	12.032881	20.33%	0	2009*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.363998	11.780992	3.67%	0	2010
	10.641051	11.363998	6.79%	0	2009
	11.565930	10.641051	-8.00%	0	2008
	11.212035	11.565930	3.16%	0	2007
	10.786946	11.212035	3.94%	0	2006
	10.665010	10.786946	1.14%	0	2005
	10.409473	10.665010	2.45%	0	2004
	9.853651	10.409473	5.64%	0	2003
	10.000000	9.853651	-1.46%	0	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	11.519104	12.508109	8.59%	0	2010
	9.876294	11.519104	16.63%	0	2009
	13.135149	9.876294	-24.81%	0	2008
	12.699711	13.135149	3.43%	0	2007
	11.648839	12.699711	9.02%	0	2006
	11.294395	11.648839	3.14%	0	2005
	10.532259	11.294395	7.24%	0	2004
	8.961185	10.532259	17.53%	0	2003
	10.000000	8.961185	-10.39%	0	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	11.579252	12.791175	10.47%	0	2010
	9.508317	11.579252	21.78%	0	2009
	14.156450	9.508317	-32.83%	0	2008
	13.623857	14.156450	3.91%	0	2007
	12.148749	13.623857	12.14%	0	2006
	11.588986	12.148749	4.83%	0	2005
	10.560445	11.588986	9.74%	0	2004
	8.517407	10.560445	23.99%	0	2003
	10.000000	8.517407	-14.83%	0	2002*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.587882	12.310796	6.24%	0	2010
	10.331947	11.587882	12.16%	0	2009
	12.422545	10.331947	-16.83%	0	2008
	11.988026	12.422545	3.62%	0	2007
	11.293234	11.988026	6.15%	0	2006
	11.039557	11.293234	2.30%	0	2005
	10.522984	11.039557	4.91%	0	2004
	9.453586	10.522984	11.31%	0	2003
	10.000000	9.453586	-5.46%	0	2002*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	15.952449	19.709896	23.55%	2,130	2010
	11.915159	15.952449	33.88%	2,137	2009
	19.156302	11.915159	-37.80%	2,726	2008
	18.194066	19.156302	5.29%	2,833	2007
	16.910913	18.194066	7.59%	4,393	2006
	15.408276	16.910913	9.75%	4,393	2005
	13.599282	15.408276	13.30%	3,650	2004
	10.315991	13.599282	31.83%	9,227	2003
	12.441562	10.315991	-17.08%	6,287	2002
	12.878299	12.441562	-3.39%	0	2001

NVIT NVIT Money Market Fund: Class I - Q/NQ	10.663389	10.439472	-2.10%	916	2010
	10.887553	10.663389	-2.06%	3,499	2009
	10.897300	10.887553	-0.09%	942	2008
	10.623206	10.897300	2.58%	952	2007
	10.380196	10.623206	2.34%	1,897	2006
	10.326717	10.380196	0.52%	3,685	2005
	10.463331	10.326717	-1.31%	1,138	2004
	10.621324	10.463331	-1.49%	2,869	2003
	10.719296	10.621324	-0.91%	6,271	2002
	10.569641	10.719296	1.42%	3,283	2001

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	12.974880	14.047369	8.27%	0	2010
	10.655312	12.974880	21.77%	0	2009
	13.159351	10.655312	-19.03%	0	2008
	12.848901	13.159351	2.42%	0	2007
	12.518094	12.848901	2.64%	0	2006
	12.513070	12.518094	0.04%	0	2005
	11.997543	12.513070	4.30%	0	2004
	10.930457	11.997543	9.76%	0	2003
	10.414287	10.930457	4.96%	0	2002
	10.211179	10.414287	1.99%	0	2001

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
NVIT NVIT Multi-Manager International Growth Fund: Class III - Q/NQ	8.087538	9.029241	11.64%	0	2010
	6.053818	8.087538	33.59%	0	2009
	10.000000	6.053818	-39.46%	0	2008*

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	14.326019	14.882708	3.89%	1,406	2010
	11.270475	14.326019	27.11%	1,424	2009
	21.452418	11.270475	-47.46%	1,446	2008
	21.291051	21.452418	0.76%	1,462	2007
	17.716509	21.291051	20.18%	1,108	2006
	16.148871	17.716509	9.71%	1,108	2005
	13.716090	16.148871	17.74%	713	2004
	10.000000	13.716090	37.16%	0	2003*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	7.972276	9.015564	13.09%	2,989	2010
	6.274804	7.972276	27.05%	3,027	2009
	10.000000	6.274804	-37.25%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ	10.000000	10.367168	3.67%	0	2010*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	7.807353	8.617750	10.38%	0	2010
	6.259102	7.807353	24.74%	0	2009
	10.000000	6.259102	-37.41%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ	7.704994	9.566392	24.16%	1,946	2010
	6.191135	7.704994	24.45%	1,971	2009

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	7.668251	9.494444	23.81%	2,916	2010
	6.181744	7.668251	24.05%	2,916	2009
	10.000000	6.181744	-38.18%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	8.510135	9.967239	17.12%	0	2010
	6.662616	8.510135	27.73%	0	2009
	10.000000	6.662616	-33.37%	0	2008*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	10.379235	12.747378	22.82%	0	2010
	8.317740	10.379235	24.78%	0	2009
	15.857723	8.317740	-47.55%	0	2008
	14.760544	15.857723	7.43%	0	2007
	14.607915	14.760544	1.04%	0	2006
	13.803450	14.607915	5.83%	0	2005
	12.431672	13.803450	11.03%	0	2004
	9.457357	12.431672	31.45%	0	2003
	14.481164	9.457357	-34.69%	0	2002
	16.592571	14.481164	-12.73%	0	2001

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	17.383929	21.547114	23.95%	0	2010
	14.068725	17.383929	23.56%	0	2009
	21.181424	14.068725	-33.58%	0	2008
	23.240748	21.181424	-8.86%	0	2007
	20.237978	23.240748	14.84%	0	2006
	20.054519	20.237978	0.91%	0	2005
	17.463621	20.054519	14.84%	0	2004
	11.372033	17.463621	53.57%	0	2003
	15.948542	11.372033	-28.70%	0	2002
	12.701183	15.948542	25.57%	0	2001

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	17.184831	21.084151	22.69%	335	2010
	13.031335	17.184831	31.87%	339	2009
	21.535769	13.031335	-39.49%	345	2008
	21.541052	21.535769	-0.02%	349	2007
	19.637782	21.541052	9.69%	1,002	2006
	17.858063	19.637782	9.97%	1,002	2005
	15.325664	17.858063	16.52%	647	2004
	11.101037	15.325664	38.06%	0	2003
	13.716369	11.101037	-19.07%	0	2002
	15.019588	13.716369	-8.68%	0	2001

NVIT NVIT Nationwide Fund: Class I - Q/NQ	7.720756	8.575366	11.07%	2,384	2010
	6.254228	7.720756	23.45%	2,384	2009
	10.931147	6.254228	-42.79%	2,384	2008
	10.322396	10.931147	5.90%	2,538	2007
	9.278688	10.322396	11.25%	2,698	2006
	8.820712	9.278688	5.19%	2,698	2005
	8.209369	8.820712	7.45%	2,698	2004
	6.576030	8.209369	24.84%	2,551	2003
	8.127729	6.576030	-19.09%	1,573	2002
	9.416202	8.127729	-13.68%	676	2001

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
NVIT NVIT Real Estate Fund: Class I - Q/NQ	7.130197	9.087555	27.45%	1,088	2010
	5.566771	7.130197	28.08%	1,102	2009
	10.000000	5.566771	-44.33%	0	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.280127	10.307783	0.27%	0	2010
	9.803617	10.280127	4.86%	0	2009
	10.000000	9.803617	-1.96%	0	2008*

NVIT NVIT Worldwide Leaders Fund: Class I - Q/NQ	9.446896	10.308514	9.12%	0	2010
	7.719382	9.446896	22.38%	0	2009
	14.167419	7.719382	-45.51%	0	2008
	12.070868	14.167419	17.37%	0	2007
	9.794136	12.070868	23.25%	0	2006
	8.382543	9.794136	16.84%	0	2005
	7.402625	8.382543	13.24%	0	2004
	5.557308	7.402625	33.21%	0	2003
	7.608458	5.557308	-26.96%	0	2002
	9.573624	7.608458	-20.53%	0	2001

NVIT NVIT Worldwide Leaders Fund: Class III - Q/NQ	17.219950	18.774134	9.03%	0	2010
	14.071648	17.219950	22.37%	0	2009
	25.818917	14.071648	-45.50%	0	2008
	21.990389	25.818917	17.41%	0	2007
	17.852608	21.990389	23.18%	0	2006
	15.279541	17.852608	16.84%	0	2005
	13.493364	15.279541	13.24%	0	2004
	10.000000	13.493364	34.93%	0	2003*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class I - Q/NQ	12.876384	13.715470	6.52%	0	2010
	10.000000	12.876384	28.76%	0	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	12.851162	13.379897	4.11%	0	2010
	10.000000	12.851162	28.51%	0	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	7.551387	8.558961	13.34%	3,764	2010
	6.000337	7.551387	25.85%	3,812	2009
	9.727744	6.000337	-38.32%	3,873	2008
	10.162857	9.727744	-4.28%	3,916	2007
	8.955757	10.162857	13.48%	2,078	2006
	8.774641	8.955757	2.06%	2,078	2005
	7.627962	8.774641	15.03%	1,304	2004
	5.928033	7.627962	28.68%	0	2003
	8.089339	5.928033	-26.72%	0	2002
	9.407245	8.089339	-14.01%	0	2001

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	17.753846	20.157937	13.54%	75	2010
	12.981440	17.753846	36.76%	75	2009
	22.172529	12.981440	-41.45%	75	2008
	21.300790	22.172529	4.09%	80	2007
	18.486390	21.300790	15.22%	85	2006
	16.513972	18.486390	11.94%	85	2005
	14.151574	16.513972	16.69%	85	2004
	10.000000	14.151574	41.52%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	10.911468	12.388006	13.53%	2,369	2010
	7.974083	10.911468	36.84%	2,369	2009
	13.618564	7.974083	-41.45%	2,369	2008
	13.085416	13.618564	4.07%	2,522	2007
	11.356156	13.085416	15.23%	2,681	2006
	10.147146	11.356156	11.91%	2,681	2005
	8.697915	10.147146	16.66%	2,681	2004
	6.211849	8.697915	40.02%	2,681	2003
	8.149095	6.211849	-23.77%	1,609	2002
	9.464418	8.149095	-13.90%	0	2001

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ	2.442382	2.742257	12.28%	0	2010
	1.968205	2.442382	24.09%	0	2009
	9.524889	1.968205	-79.34%	0	2008
	10.000000	9.524889	-4.75%	0	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	2.620016	2.944977	12.40%	0	2010
	2.135548	2.620016	22.69%	0	2009
	10.228503	2.135548	-79.12%	0	2008
	10.459744	10.228503	-2.21%	0	2007
	10.000000	10.459744	4.60%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	8.067561	9.170526	13.67%	0	2010
	6.423663	8.067561	25.59%	0	2009
	10.664296	6.423663	-39.76%	0	2008
	10.432775	10.664296	2.22%	0	2007
	9.263984	10.432775	12.62%	0	2006
	8.928513	9.263984	3.76%	0	2005
	8.331849	8.928513	7.16%	340	2004
	6.715954	8.331849	24.06%	340	2003
	8.448257	6.715954	-20.50%	0	2002
	9.606697	8.448257	-12.06%	0	2001

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares - Q/NQ	7.868634	9.506650	20.82%	0	2010
	5.858400	7.868634	34.31%	0	2009
	9.625704	5.858400	-39.14%	0	2008
	9.953774	9.625704	-3.30%	0	2007
	10.000000	9.953774	-0.46%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares - Q/NQ	7.133537	8.902031	24.79%	0	2010
	5.494813	7.133537	29.82%	0	2009
	11.020395	5.494813	-50.14%	890	2008
	10.587644	11.020395	4.09%	890	2007
	10.503716	10.587644	0.80%	890	2006
	9.550936	10.503716	9.98%	890	2005
	8.144921	9.550936	17.26%	890	2004
	6.624244	8.144921	22.96%	890	2003
	9.370812	6.624244	-29.31%	220	2002
	13.928584	9.370812	-32.72%	0	2001

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (unhedged): Advisor Class - Q/NQ	10.811888	11.576880	7.08%	0	2010
	10.000000	10.811888	8.12%	0	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.890926	11.215134	2.98%	0	2010
	10.000000	10.890926	8.91%	0	2009*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ	10.000000	10.487823	4.88%	0	2010*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	10.085689	10.579401	4.90%	0	2010
	9.395771	10.085689	7.34%	0	2009
	10.688043	9.395771	-12.09%	0	2008
	10.353910	10.688043	3.23%	0	2007
	10.000000	10.353910	3.54%	0	2006*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	25.006064	26.866824	7.44%	0	2010
	19.616237	25.006064	27.48%	0	2009
	23.566661	19.616237	-16.76%	420	2008
	22.598697	23.566661	4.28%	420	2007
	20.830834	22.598697	8.49%	420	2006
	18.954277	20.830834	9.90%	420	2005
	17.590800	18.954277	7.75%	420	2004
	14.052254	17.590800	25.18%	420	2003
	13.141724	14.052254	6.93%	113	2002
	12.193613	13.141724	7.78%	0	2001

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Class R1 - Q/NQ	21.489782	26.691056	24.20%	0	2010
	10.286134	21.489782	108.92%	0	2009
	29.809469	10.286134	-65.49%	0	2008
	22.136230	29.809469	34.66%	0	2007
	16.203540	22.136230	36.61%	0	2006
	12.550716	16.203540	29.10%	0	2005
	10.000000	12.550716	25.51%	0	2004*

Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ	25.746103	31.971478	24.18%	0	2010
	12.336027	25.746103	108.71%	0	2009
	35.779705	12.336027	-65.52%	0	2008
	26.560240	35.779705	34.71%	0	2007
	19.447799	26.560240	36.57%	0	2006
	15.048471	19.447799	29.23%	0	2005
	12.209884	15.048471	23.25%	0	2004
	8.088367	12.209884	50.96%	0	2003
	8.508987	8.088367	-4.94%	0	2002
	8.853136	8.508987	3.89%	0	2001

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Class R1 - Q/NQ	26.016240	32.921971	26.54%	0	2010
	16.859817	26.016240	54.31%	0	2009
	31.950946	16.859817	-47.23%	0	2008
	22.459454	31.950946	42.26%	0	2007
	18.420048	22.459454	21.93%	0	2006
	12.408650	18.420048	48.45%	0	2005
	10.000000	12.408650	24.09%	0	2004*

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ	32.717365	41.395375	26.52%	0	2010
	21.213903	32.717365	54.23%	0	2009
	40.223141	21.213903	-47.26%	0	2008
	28.268718	40.223141	42.29%	0	2007
	23.192864	28.268718	21.89%	0	2006
	15.618187	23.192864	48.50%	0	2005
	12.841633	15.618187	21.62%	0	2004
	9.059454	12.841633	41.75%	0	2003
	9.523759	9.059454	-4.88%	0	2002
	10.864101	9.523759	-12.34%	0	2001

Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	13.016111	16.154674	24.11%	0	2010
	10.000000	13.016111	30.16%	0	2009*

Optional Benefits Elected (Total 2.25%)
(Variable account charges of 2.25% of the daily net assets of the variable account)
Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	13.320343	16.483132	23.74%	0	2010
	9.552223	13.320343	39.45%	0	2009
	15.209622	9.552223	-37.20%	0	2008*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.500113	11.816879	2.75%	0	2010
	10.674445	11.500113	7.73%	0	2009
	11.096433	10.674445	-3.80%	0	2008
	10.368826	11.096433	7.02%	0	2007
	10.441102	10.368826	-0.69%	0	2006
	10.516428	10.441102	-0.72%	0	2005
	10.167675	10.516428	3.43%	0	2004
	10.000000	10.167675	1.68%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	7.477302	8.343210	11.58%	0	2010
	6.477256	7.477302	15.44%	0	2009
	10.130404	6.477256	-36.06%	0	2008
	10.371892	10.130404	-2.33%	0	2007
	9.061513	10.371892	14.46%	0	2006
	8.859195	9.061513	2.28%	0	2005
	8.020916	8.859195	10.45%	0	2004
	6.343370	8.020916	26.45%	0	2003
	8.048687	6.343370	-21.19%	0	2002
	8.985762	8.048687	-10.43%	144	2001

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	9.853515	11.486505	16.57%	0	2010
	7.757379	9.853515	27.02%	0	2009
	10.490382	7.757379	-26.05%	0	2008
	10.986503	10.490382	-4.52%	0	2007
	10.000000	10.986503	9.87%	0	2006*

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	11.994330	12.869051	7.29%	0	2010
	10.000000	11.994330	19.94%	0	2009*

Credit Suisse Trust - International Equity Flex III Portfolio - Q/NQ	10.096288	11.076515	9.71%	0	2010
	10.000000	10.096288	0.96%	0	2009*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	11.396127	14.017079	23.00%	0	2010
	9.324820	11.396127	22.21%	0	2009
	13.808682	9.324820	-32.47%	0	2008
	14.221505	13.808682	-2.90%	0	2007
	12.715512	14.221505	11.84%	0	2006
	12.129884	12.715512	4.83%	657	2005
	10.180890	12.129884	19.14%	460	2004
	7.559086	10.180890	34.68%	649	2003
	10.000000	7.559086	-24.41%	0	2002*

Dreyfus Socially Responsible Growth Fund Inc.: Initial Shares - Q/NQ	5.653903	6.345630	12.23%	0	2010
	4.324325	5.653903	30.75%	0	2009
	6.746523	4.324325	-35.90%	0	2008
	6.404072	6.746523	5.35%	0	2007
	5.999106	6.404072	6.75%	0	2006
	5.922656	5.999106	1.29%	0	2005
	5.704671	5.922656	3.82%	0	2004
	4.631497	5.704671	23.17%	0	2003
	6.668566	4.631497	-30.55%	0	2002
	8.812703	6.668566	-24.33%	0	2001

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	7.215119	8.099441	12.26%	0	2010
	5.842587	7.215119	23.49%	0	2009
	9.509256	5.842587	-38.56%	0	2008
	9.243565	9.509256	2.87%	0	2007
	8.186900	9.243565	12.91%	0	2006
	7.999480	8.186900	2.34%	436	2005
	7.396534	7.999480	8.15%	515	2004
	5.894657	7.396534	25.48%	2,542	2003
	7.767594	5.894657	-24.11%	12,557	2002
	9.049949	7.767594	-14.17%	1,860	2001

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	8.591886	9.685194	12.72%	0	2010
	7.171759	8.591886	19.80%	0	2009
	10.414758	7.171759	-31.14%	0	2008
	9.946363	10.414758	4.71%	0	2007
	8.735295	9.946363	13.86%	0	2006
	8.560978	8.735295	2.04%	0	2005
	8.337310	8.560978	2.68%	0	2004
	7.038931	8.337310	18.45%	0	2003
	8.646332	7.038931	-18.59%	0	2002
	9.754707	8.646332	-11.36%	3,991	2001

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	14.086697	14.940862	6.06%	158	2010
	11.965619	14.086697	17.73%	158	2009
	13.203298	11.965619	-9.37%	158	2008
	12.818721	13.203298	3.00%	158	2007
	12.589947	12.818721	1.82%	158	2006
	12.713989	12.589947	-0.98%	1,683	2005
	12.552260	12.713989	1.29%	1,650	2004
	12.271126	12.552260	2.29%	4,029	2003
	11.484670	12.271126	6.85%	21,446	2002
	10.878559	11.484670	5.57%	2,829	2001

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom 2010 Portfolio: Service Class - Q/NQ	9.858204	10.863916	10.20%	0	2010
	8.123128	9.858204	21.36%	0	2009
	11.091718	8.123128	-26.76%	0	2008
	10.445326	11.091718	6.19%	0	2007
	10.000000	10.445326	4.45%	0	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom 2020 Portfolio: Service Class - Q/NQ	9.329477	10.443931	11.95%	0	2010
	7.411458	9.329477	25.88%	0	2009
	11.268405	7.411458	-34.23%	0	2008
	10.465181	11.268405	7.68%	0	2007
	10.000000	10.465181	4.65%	0	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom 2030 Portfolio: Service Class - Q/NQ	8.860551	10.047140	13.39%	0	2010
	6.898157	8.860551	28.45%	0	2009
	11.396683	6.898157	-39.47%	0	2008
	10.485193	11.396683	8.69%	0	2007
	10.000000	10.485193	4.85%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	13.887891	16.176362	16.48%	0	2010
	9.627506	13.887891	44.25%	0	2009
	21.602731	9.627506	-55.43%	0	2008
	15.175959	21.602731	42.35%	0	2007
	13.312384	15.175959	14.00%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	9.809757	11.036037	12.50%	0	2010
	7.717828	9.809757	27.11%	0	2009
	13.781135	7.717828	-44.00%	0	2008
	13.903021	13.781135	-0.88%	0	2007
	11.843841	13.903021	17.39%	0	2006
	11.456030	11.843841	3.39%	0	2005
	10.521989	11.456030	8.88%	68	2004
	8.265957	10.521989	27.29%	202	2003
	10.188250	8.265957	-18.87%	8,071	2002
	10.983138	10.188250	-7.24%	3,435	2001

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	5.852345	7.074015	20.87%	0	2010
	4.108591	5.852345	42.44%	0	2009
	9.353663	4.108591	-56.08%	0	2008
	7.777874	9.353663	20.26%	0	2007
	7.555893	7.777874	2.94%	0	2006
	7.100082	7.555893	6.42%	0	2005
	6.784526	7.100082	4.65%	0	2004
	5.352807	6.784526	26.75%	0	2003
	7.013259	5.352807	-23.68%	0	2002
	8.386726	7.013259	-16.38%	0	2001

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	5.315668	6.446216	21.27%	0	2010
	4.243553	5.315668	25.26%	0	2009
	8.227831	4.243553	-48.42%	0	2008
	6.635254	8.227831	24.00%	0	2007
	6.359482	6.635254	4.34%	0	2006
	6.156179	6.359482	3.30%	0	2005
	6.098846	6.156179	0.94%	0	2004
	4.698743	6.098846	29.80%	0	2003
	6.886888	4.698743	-31.77%	0	2002
	8.564829	6.886888	-19.59%	0	2001

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	10.032637	11.159193	11.23%	0	2010
	7.138508	10.032637	40.54%	0	2009
	9.745511	7.138508	-26.75%	0	2008
	9.713021	9.745511	0.33%	0	2007
	8.936966	9.713021	8.68%	0	2006
	8.917105	8.936966	0.22%	196	2005
	8.333323	8.917105	7.01%	188	2004
	6.714163	8.333323	24.12%	179	2003
	6.628864	6.714163	1.29%	210	2002
	7.698171	6.628864	-13.89%	0	2001

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ	10.045453	11.161099	11.11%	0	2010
	7.139826	10.045453	40.70%	0	2009
	9.736249	7.139826	-26.67%	0	2008
	10.000000	9.736249	-2.64%	0	2007*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	11.360925	11.958169	5.26%	0	2010
	10.047525	11.360925	13.07%	0	2009
	10.634552	10.047525	-5.52%	0	2008
	10.440933	10.634552	1.85%	0	2007
	10.240260	10.440933	1.96%	0	2006
	10.261851	10.240260	-0.21%	0	2005
	10.063411	10.261851	1.97%	0	2004
	10.000000	10.063411	0.63%	0	2003*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	8.945832	11.254780	25.81%	0	2010
	6.536210	8.945832	36.87%	0	2009
	11.054388	6.536210	-40.87%	0	2008
	9.793498	11.054388	12.87%	0	2007
	10.000000	9.793498	-2.07%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	8.028179	8.867342	10.45%	0	2010
	6.495676	8.028179	23.59%	0	2009
	11.838503	6.495676	-45.13%	0	2008
	10.334267	11.838503	14.56%	0	2007
	8.962888	10.334267	15.30%	0	2006
	7.706474	8.962888	16.30%	0	2005
	6.946822	7.706474	10.94%	0	2004
	4.962486	6.946822	39.99%	0	2003
	6.373447	4.962486	-22.14%	0	2002
	8.283269	6.373447	-23.06%	0	2001

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	12.428459	13.729672	10.47%	0	2010
	10.051829	12.428459	23.64%	0	2009
	18.323911	10.051829	-45.14%	0	2008
	15.993091	18.323911	14.57%	0	2007
	13.870439	15.993091	15.30%	0	2006
	11.930797	13.870439	16.26%	298	2005
	10.753925	11.930797	10.94%	298	2004
	7.679551	10.753925	40.03%	321	2003
	10.000000	7.679551	-23.20%	284	2002*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	10.969289	13.559393	23.61%	0	2010
	7.129621	10.969289	53.86%	0	2009
	14.939812	7.129621	-52.28%	0	2008
	14.475045	14.939812	3.21%	0	2007
	12.743211	14.475045	13.59%	0	2006
	12.710937	12.743211	0.25%	0	2005
	11.407795	12.710937	11.42%	0	2004
	7.395851	11.407795	54.25%	0	2003
	10.000000	7.395851	-26.04%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.211260	11.246606	10.14%	0	2010
	7.703927	10.211260	32.55%	0	2009
	11.204194	7.703927	-31.24%	0	2008
	11.048415	11.204194	1.41%	0	2007
	10.000000	11.048415	10.48%	205	2006*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	7.959335	9.976239	25.34%	0	2010
	6.304461	7.959335	26.25%	0	2009
	9.629129	6.304461	-34.53%	0	2008
	10.092246	9.629129	-4.59%	0	2007
	10.000000	10.092246	0.92%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	8.346794	8.995750	7.77%	0	2010
	6.555682	8.346794	27.32%	0	2009
	10.000000	6.555682	-34.44%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	10.410351	11.958631	14.87%	0	2010
	6.169021	10.410351	68.75%	0	2009
	13.335384	6.169021	-53.74%	0	2008
	10.601538	13.335384	25.79%	0	2007
	10.000000	10.601538	6.02%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	9.511951	10.079769	5.97%	0	2010
	7.092612	9.511951	34.11%	0	2009
	12.173229	7.092612	-41.74%	0	2008
	10.788508	12.173229	12.84%	0	2007
	10.000000	10.788508	7.89%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	13.571550	15.173993	11.81%	0	2010
	11.697954	13.571550	16.02%	0	2009
	11.267840	11.697954	3.82%	0	2008
	10.383050	11.267840	8.52%	0	2007
	10.000000	10.383050	3.83%	0	2006*

Invesco Funds - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	8.234464	9.273265	12.62%	0	2010
	6.978209	8.234464	18.00%	0	2009
	12.443275	6.978209	-43.92%	0	2008
	11.394373	12.443275	9.21%	0	2007
	10.990161	11.394373	3.68%	0	2006*

Invesco Funds - Invesco V.I. Capital Development Fund: Series II - Q/NQ	10.331102	11.964315	15.81%	0	2010
	7.443382	10.331102	38.80%	0	2009
	14.403113	7.443382	-48.32%	0	2008
	13.330346	14.403113	8.05%	0	2007
	11.729530	13.330346	13.65%	0	2006*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Ivy Funds Variable Asset Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	19.438614	20.650009	6.23%	0	2010
	15.902747	19.438614	22.23%	0	2009

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	8.357247	8.698640	4.08%	0	2010
	5.855251	8.357247	42.73%	0	2009
	10.756603	5.855251	-45.57%	0	2008
	8.054624	10.756603	33.55%	0	2007
	7.551143	8.054624	6.67%	0	2006
	6.862688	7.551143	10.03%	0	2005
	5.951269	6.862688	15.31%	0	2004
	5.063604	5.951269	17.53%	0	2003
	6.161775	5.063604	-17.82%	1,101	2002
	8.065320	6.161775	-23.60%	0	2001

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	11.496542	13.993410	21.72%	0	2010
	7.486667	11.496542	53.56%	0	2009
	13.652175	7.486667	-45.16%	0	2008
	11.472335	13.652175	19.00%	0	2007
	10.872452	11.472335	5.52%	0	2006
	9.990321	10.872452	8.83%	180	2005
	10.135620	9.990321	-1.43%	168	2004
	7.047062	10.135620	43.83%	164	2003
	10.000000	7.047062	-29.53%	161	2002*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	3.684847	4.480795	21.60%	0	2010
	2.402631	3.684847	53.37%	0	2009
	4.387219	2.402631	-45.24%	0	2008
	3.688412	4.387219	18.95%	0	2007
	3.499173	3.688412	5.41%	0	2006
	3.208834	3.499173	9.05%	0	2005
	3.264215	3.208834	-1.70%	0	2004
	2.279736	3.264215	43.18%	0	2003
	3.948572	2.279736	-42.26%	0	2002
	6.445540	3.948572	-38.74%	0	2001

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	22.233227	27.173549	22.22%	0	2010
	12.701447	22.233227	75.04%	0	2009
	27.191319	12.701447	-53.29%	0	2008
	21.722217	27.191319	25.18%	0	2007
	15.147332	21.722217	43.41%	348	2006
	11.736868	15.147332	29.06%	0	2005
	10.114454	11.736868	16.04%	0	2004
	7.690276	10.114454	31.52%	0	2003
	10.000000	7.690276	-23.10%	0	2002*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	12.692466	15.511202	22.21%	0	2010
	7.251003	12.692466	75.04%	0	2009
	15.529146	7.251003	-53.31%	0	2008
	12.410984	15.529146	25.12%	0	2007
	8.658372	12.410984	43.34%	0	2006
	6.712855	8.658372	28.98%	0	2005
	5.786098	6.712855	16.02%	0	2004
	4.399755	5.786098	31.51%	0	2003
	6.062871	4.399755	-27.43%	5,925	2002
	8.101668	6.062871	-25.17%	1,573	2001

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ	11.169317	13.479041	20.68%	0	2010
	9.018677	11.169317	23.85%	0	2009

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	11.486745	12.487881	8.72%	0	2010
	9.596586	11.486745	19.70%	0	2009
	14.597459	9.596586	-34.26%	0	2008
	13.881187	14.597459	5.16%	0	2007
	11.783442	13.881187	17.80%	0	2006*

MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class - Q/NQ	10.000000	10.681045	6.81%	0	2010*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.502722	9.779855	2.92%	0	2010
	8.578190	9.502722	10.78%	0	2009
	10.136974	8.578190	-15.38%	0	2008
	9.899222	10.136974	2.40%	0	2007
	9.718098	9.899222	1.86%	0	2006
	9.799725	9.718098	-0.83%	0	2005
	9.947781	9.799725	-1.49%	0	2004
	10.000000	9.947781	-0.52%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	9.428093	11.023563	16.92%	0	2010
	7.857286	9.428093	19.99%	0	2009
	13.280979	7.857286	-40.84%	0	2008
	13.518806	13.280979	-1.76%	0	2007
	13.139124	13.518806	2.89%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	10.413252	12.505627	20.09%	0	2010
	8.105646	10.413252	28.47%	0	2009
	13.693921	8.105646	-40.81%	0	2008
	13.019610	13.693921	5.18%	0	2007
	11.713378	13.019610	11.15%	0	2006
	11.213274	11.713378	4.46%	0	2005
	10.000000	11.213274	12.13%	0	2004*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
NVIT American Century NVIT Growth Fund: Class I - Q/NQ	4.866360	5.672554	16.57%	0	2010
	3.729893	4.866360	30.47%	0	2009
	6.225656	3.729893	-40.09%	0	2008
	5.328316	6.225656	16.84%	0	2007
	5.133976	5.328316	3.79%	0	2006
	4.931237	5.133976	4.11%	0	2005
	4.664269	4.931237	5.72%	0	2004
	3.594625	4.664269	29.76%	0	2003
	5.159349	3.594625	-30.33%	0	2002
	7.345790	5.159349	-29.76%	0	2001

NVIT American Century NVIT Multi Cap Value Fund: Class I - Q/NQ	12.375183	13.725695	10.91%	362	2010
	10.000000	12.375183	23.75%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	8.933259	9.781789	9.50%	0	2010
	7.405025	8.933259	20.64%	0	2009
	10.787854	7.405025	-31.36%	0	2008
	10.398894	10.787854	3.74%	0	2007
	10.000000	10.398894	3.99%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.091602	10.455502	3.61%	0	2010
	9.205400	10.091602	9.63%	0	2009
	10.448842	9.205400	-11.90%	0	2008
	10.381087	10.448842	0.65%	0	2007
	10.000000	10.381087	3.81%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	9.910942	10.782936	8.80%	0	2010
	7.160160	9.910942	38.42%	0	2009
	11.937617	7.160160	-40.02%	0	2008
	10.679747	11.937617	11.78%	0	2007
	10.000000	10.679747	6.80%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	8.259444	9.542654	15.54%	0	2010
	6.088358	8.259444	35.66%	0	2009
	11.165468	6.088358	-45.47%	0	2008
	10.209164	11.165468	9.37%	0	2007
	10.000000	10.209164	2.09%	0	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	7.535100	8.174079	8.48%	0	2010
	5.898318	7.535100	27.75%	0	2009
	9.742939	5.898318	-39.46%	0	2008
	10.000000	9.742939	-2.57%	0	2007*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	13.187222	14.586321	10.61%	0	2010
	9.240153	13.187222	42.72%	0	2009
	13.127264	9.240153	-29.61%	0	2008
	13.022843	13.127264	0.80%	0	2007
	12.044579	13.022843	8.12%	0	2006
	12.034568	12.044579	0.08%	0	2005
	11.182457	12.034568	7.62%	138	2004
	9.355944	11.182457	19.52%	0	2003
	9.272228	9.355944	0.90%	0	2002
	9.103082	9.272228	1.86%	0	2001

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.360424	12.566358	10.62%	0	2010
	7.955693	11.360424	42.80%	0	2009
	11.319528	7.955693	-29.72%	0	2008
	11.225838	11.319528	0.83%	0	2007
	10.382986	11.225838	8.12%	0	2006
	10.000000	10.382986	3.83%	168	2005*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ	7.631379	8.624038	13.01%	0	2010
	5.103952	7.631379	49.52%	0	2009
	10.000000	5.103952	-48.96%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	7.823806	9.451376	20.80%	0	2010
	6.085016	7.823806	28.57%	0	2009
	10.000000	6.085016	-39.15%	0	2008*

NVIT NVIT Cardinal (SM) Aggressive Fund: Class II - Q/NQ	7.976604	8.963415	12.37%	0	2010
	6.316145	7.976604	26.29%	0	2009
	10.000000	6.316145	-36.84%	0	2008*

NVIT NVIT Cardinal (SM) Balanced Fund: Class II - Q/NQ	9.216039	9.946216	7.92%	0	2010
	7.868519	9.216039	17.13%	0	2009
	10.000000	7.868519	-21.31%	0	2008*

NVIT NVIT Cardinal (SM) Capital Appreciation Fund: Class II - Q/NQ	8.679150	9.535070	9.86%	0	2010
	7.150952	8.679150	21.37%	0	2009
	10.000000	7.150952	-28.49%	0	2008*

NVIT NVIT Cardinal (SM) Conservative Fund: Class II - Q/NQ	9.955686	10.393550	4.40%	0	2010
	9.011472	9.955686	10.48%	0	2009
	10.000000	9.011472	-9.89%	0	2008*

NVIT NVIT Cardinal (SM) Moderate Fund: Class II - Q/NQ	8.948011	9.741351	8.87%	0	2010
	7.506482	8.948011	19.20%	0	2009
	10.000000	7.506482	-24.94%	0	2008*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
NVIT NVIT Cardinal (SM) Moderately Aggressive Fund: Class II - Q/NQ	8.401560	9.305852	10.76%	0	2010
	6.790204	8.401560	23.73%	0	2009
	10.000000	6.790204	-32.10%	0	2008*

NVIT NVIT Cardinal (SM) Moderately Conservative Fund: Class II - Q/NQ	9.485717	10.109999	6.58%	0	2010
	8.246084	9.485717	15.03%	0	2009
	10.000000	8.246084	-17.54%	0	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	10.416211	10.900368	4.65%	0	2010
	9.795461	10.416211	6.34%	0	2009
	10.000000	9.795461	-2.05%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	11.130830	11.763273	5.68%	0	2010
	9.779546	11.130830	13.82%	0	2009
	10.000000	9.779546	-2.20%	0	2008*

NVIT NVIT Emerging Markets Fund: Class I - Q/NQ	20.616718	23.413276	13.56%	0	2010
	12.914454	20.616718	59.64%	0	2009
	31.281790	12.914454	-58.72%	0	2008
	21.984674	31.281790	42.29%	0	2007
	16.449238	21.984674	33.65%	0	2006
	12.686067	16.449238	29.66%	0	2005
	10.748366	12.686067	18.03%	0	2004
	6.653146	10.748366	61.55%	0	2003
	8.029311	6.653146	-17.14%	0	2002
	8.664580	8.029311	-7.33%	0	2001

NVIT NVIT Emerging Markets Fund: Class III - Q/NQ	23.078165	26.217405	13.60%	0	2010
	14.441239	23.078165	59.81%	0	2009
	35.036225	14.441239	-58.78%	0	2008
	24.628457	35.036225	42.26%	0	2007
	18.437248	24.628457	33.58%	0	2006
	14.217363	18.437248	29.68%	288	2005
	12.044452	14.217363	18.04%	334	2004
	7.457415	12.044452	61.51%	156	2003
	10.000000	7.457415	-25.43%	152	2002*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	14.287140	14.633524	2.42%	0	2010
	14.233310	14.287140	0.38%	0	2009
	13.517369	14.233310	5.30%	0	2008
	12.906278	13.517369	4.73%	2,479	2007
	12.775650	12.906278	1.02%	2,316	2006
	12.655862	12.775650	0.95%	2,435	2005
	12.538146	12.655862	0.94%	2,592	2004
	12.575241	12.538146	-0.29%	13,577	2003
	11.591446	12.575241	8.49%	18,910	2002
	11.057449	11.591446	4.83%	4,996	2001

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
NVIT NVIT International Equity Fund: Class I - Q/NQ	9.681307	10.721499	10.74%	0	2010
	7.634898	9.681307	26.80%	0	2009

NVIT NVIT International Equity Fund: Class III - Q/NQ	15.680870	17.362466	10.72%	0	2010
	12.371122	15.680870	26.75%	0	2009
	23.455171	12.371122	-47.26%	0	2008
	18.873806	23.455171	24.27%	0	2007
	14.521798	18.873806	29.97%	0	2006
	11.411527	14.521798	27.26%	455	2005
	10.208872	11.411527	11.78%	0	2004
	7.716980	10.208872	32.29%	0	2003
	10.000000	7.716980	-22.83%	0	2002*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	8.073743	8.476116	4.98%	0	2010
	6.422245	8.073743	25.72%	0	2009
	11.545296	6.422245	-44.37%	0	2008
	10.798640	11.545296	6.91%	0	2007
	10.000000	10.798640	7.99%	316	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	11.229930	12.583341	12.05%	0	2010
	9.031394	11.229930	24.34%	0	2009
	14.629797	9.031394	-38.27%	0	2008
	14.126678	14.629797	3.56%	0	2007
	12.365120	14.126678	14.25%	0	2006
	11.719355	12.365120	5.51%	0	2005
	10.514264	11.719355	11.46%	0	2004
	8.156681	10.514264	28.90%	2,659	2003
	10.000000	8.156681	-18.43%	0	2002*

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	11.464785	12.306842	7.34%	0	2010
	10.000000	11.464785	14.65%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	12.020578	13.163898	9.51%	0	2010
	10.000000	12.020578	20.21%	0	2009*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.226634	11.620753	3.51%	0	2010
	10.528544	11.226634	6.63%	0	2009
	11.461211	10.528544	-8.14%	0	2008
	11.127671	11.461211	3.00%	0	2007
	10.722170	11.127671	3.78%	0	2006
	10.617184	10.722170	0.99%	0	2005
	10.378702	10.617184	2.30%	0	2004
	9.839589	10.378702	5.48%	0	2003
	10.000000	9.839589	-1.60%	0	2002*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	11.379824	12.337950	8.42%	0	2010
	9.771858	11.379824	16.46%	0	2009
	13.016218	9.771858	-24.93%	0	2008
	12.604126	13.016218	3.27%	0	2007
	11.578857	12.604126	8.85%	0	2006
	11.243726	11.578857	2.98%	21,369	2005
	10.501100	11.243726	7.07%	23,655	2004
	8.948375	10.501100	17.35%	2,736	2003
	10.000000	8.948375	-10.52%	7,755	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	11.439275	12.617200	10.30%	0	2010
	9.407785	11.439275	21.59%	0	2009
	14.028309	9.407785	-32.94%	0	2008
	13.521373	14.028309	3.75%	0	2007
	12.075809	13.521373	11.97%	0	2006
	11.537030	12.075809	4.67%	3,453	2005
	10.529222	11.537030	9.57%	2,819	2004
	8.505236	10.529222	23.80%	2,819	2003
	10.000000	8.505236	-14.95%	2,819	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.447776	12.143332	6.08%	0	2010
	10.222697	11.447776	11.98%	0	2009
	12.310070	10.222697	-16.96%	0	2008
	11.897824	12.310070	3.46%	0	2007
	11.225416	11.897824	5.99%	0	2006
	10.990053	11.225416	2.14%	0	2005
	10.491868	10.990053	4.75%	0	2004
	9.440087	10.491868	11.14%	0	2003
	10.000000	9.440087	-5.60%	0	2002*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	13.525433	16.685667	23.37%	0	2010
	10.117884	13.525433	33.68%	0	2009
	16.291811	10.117884	-37.90%	0	2008
	15.497335	16.291811	5.13%	0	2007
	14.426404	15.497335	7.42%	0	2006
	13.164635	14.426404	9.58%	601	2005
	11.636878	13.164635	13.13%	0	2004
	8.840892	11.636878	31.63%	685	2003
	10.678915	8.840892	-17.21%	3,877	2002
	11.070860	10.678915	-3.54%	1,478	2001

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
NVIT NVIT Money Market Fund: Class I - Q/NQ	10.313905	10.081859	-2.25%	123	2010
	10.546883	10.313905	-2.21%	123	2009
	10.572523	10.546883	-0.24%	123	2008
	10.322500	10.572523	2.42%	123	2007
	10.101803	10.322500	2.18%	2,766	2006
	10.065138	10.101803	0.36%	2,933	2005
	10.213942	10.065138	-1.46%	2,135	2004
	10.384079	10.213942	-1.64%	2,775	2003
	10.495945	10.384079	-1.07%	2,152	2002
	10.365377	10.495945	1.26%	19,274	2001

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	13.045048	14.101705	8.10%	0	2010
	10.729363	13.045048	21.58%	0	2009
	13.271150	10.729363	-19.15%	0	2008
	12.978045	13.271150	2.26%	0	2007
	12.663264	12.978045	2.49%	0	2006
	12.677552	12.663264	-0.11%	273	2005
	12.173906	12.677552	4.14%	260	2004
	11.108153	12.173906	9.59%	235	2003
	10.599824	11.108153	4.80%	245	2002
	10.409141	10.599824	1.83%	0	2001

NVIT NVIT Multi-Manager International Growth Fund: Class III - Q/NQ	8.066876	8.992388	11.47%	0	2010
	6.047611	8.066876	33.39%	0	2009
	10.000000	6.047611	-39.52%	0	2008*

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	14.180247	14.708718	3.73%	0	2010
	11.172918	14.180247	26.92%	0	2009
	21.299454	11.172918	-47.54%	0	2008
	21.171874	21.299454	0.60%	0	2007
	17.644287	21.171874	19.99%	0	2006
	16.107651	17.644287	9.54%	0	2005
	13.702064	16.107651	17.56%	0	2004
	10.000000	13.702064	37.02%	0	2003*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	7.951875	8.978726	12.91%	0	2010
	6.268363	7.951875	26.86%	0	2009
	10.000000	6.268363	-37.32%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ	10.000000	10.356508	3.57%	0	2010*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	7.787385	8.582541	10.21%	0	2010
	6.252676	7.787385	24.54%	0	2009
	10.000000	6.252676	-37.47%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ	7.685308	9.527355	23.97%	0	2010
	6.184777	7.685308	24.26%	0	2009

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	7.648661	9.455697	23.63%	0	2010
	6.175408	7.648661	23.86%	0	2009
	10.000000	6.175408	-38.25%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	8.488366	9.926538	16.94%	0	2010
	6.655774	8.488366	27.53%	0	2009
	10.000000	6.655774	-33.44%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	4.771711	5.851466	22.63%	0	2010
	3.829839	4.771711	24.59%	0	2009

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	14.831548	18.355342	23.76%	0	2010
	12.021534	14.831548	23.37%	0	2009
	18.127074	12.021534	-33.68%	0	2008
	19.920154	18.127074	-9.00%	0	2007
	17.372951	19.920154	14.66%	0	2006
	17.241803	17.372951	0.76%	201	2005

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	8.488366	9.926538	16.94%	0	2010
	6.655774	8.488366	27.53%	0	2009
	10.000000	6.655774	-33.44%	0	2008*

NVIT NVIT Nationwide Fund: Class I - Q/NQ	7.981931	8.851882	10.90%	0	2010
	6.475718	7.981931	23.26%	0	2009
	11.335692	6.475718	-42.87%	0	2008
	10.720914	11.335692	5.73%	0	2007
	9.651649	10.720914	11.08%	0	2006
	9.189303	9.651649	5.03%	141	2005
	8.565524	9.189303	7.28%	557	2004
	6.871837	8.565524	24.65%	1,279	2003
	8.506385	6.871837	-19.22%	1,856	2002
	9.870104	8.506385	-13.82%	2,827	2001

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
NVIT NVIT Real Estate Fund: Class I - Q/NQ	7.111931	9.050421	27.26%	562	2010
	5.561032	7.111931	27.89%	562	2009
	10.000000	5.561032	-44.39%	0	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.253900	10.265736	0.12%	0	2010
	9.793605	10.253900	4.70%	0	2009
	10.000000	9.793605	-2.06%	0	2008*

NVIT NVIT Worldwide Leaders Fund: Class I - Q/NQ	8.512289	9.274447	8.95%	0	2010
	6.966364	8.512289	22.19%	0	2009
	12.805068	6.966364	-45.60%	0	2008
	10.926954	12.805068	17.19%	0	2007
	8.879540	10.926954	23.06%	0	2006
	7.611391	8.879540	16.66%	0	2005
	6.731926	7.611391	13.06%	0	2004
	5.061545	6.731926	33.00%	0	2003
	6.940366	5.061545	-27.07%	0	2002
	8.746493	6.940366	-20.65%	0	2001

NVIT NVIT Worldwide Leaders Fund: Class III - Q/NQ	17.044782	18.554701	8.86%	0	2010
	13.949888	17.044782	22.19%	0	2009
	25.634895	13.949888	-45.58%	0	2008
	21.867335	25.634895	17.23%	0	2007
	17.779859	21.867335	22.99%	0	2006
	15.240542	17.779859	16.66%	0	2005
	13.479571	15.240542	13.06%	0	2004
	10.000000	13.479571	34.80%	0	2003*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class I - Q/NQ	12.863233	13.680470	6.35%	378	2010
	10.000000	12.863233	28.63%	0	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	12.838018	13.345750	3.95%	0	2010
	10.000000	12.838018	28.38%	0	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	6.742362	7.630293	13.17%	0	2010
	5.365695	6.742362	25.66%	0	2009
	8.712249	5.365695	-38.41%	0	2008
	9.115994	8.712249	-4.43%	0	2007
	8.045521	9.115994	13.31%	364	2006
	7.894866	8.045521	1.91%	0	2005
	6.873683	7.894866	14.86%	0	2004
	5.350046	6.873683	28.48%	0	2003
	7.311838	5.350046	-26.83%	0	2002
	8.516206	7.311838	-14.14%	0	2001

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	7.235804	7.739195	6.96%	0	2010
	5.122066	7.235804	41.27%	0	2009
	9.618478	5.122066	-46.75%	0	2008
	8.621233	9.618478	11.57%	0	2007
	8.169779	8.621233	5.53%	0	2006
	7.951832	8.169779	2.74%	0	2005
	7.607183	7.951832	4.53%	0	2004
	5.943076	7.607183	28.00%	0	2003
	8.312895	5.943076	-28.51%	6,981	2002
	9.729278	8.312895	-14.56%	6,162	2001

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	17.573225	19.922321	13.37%	0	2010
	12.869095	17.573225	36.55%	0	2009
	22.014470	12.869095	-41.54%	0	2008
	21.181587	22.014470	3.93%	0	2007
	18.411069	21.181587	15.05%	0	2006
	16.471830	18.411069	11.77%	0	2005
	14.137104	16.471830	16.51%	0	2004
	10.000000	14.137104	41.37%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	10.750875	12.186992	13.36%	0	2010
	7.868788	10.750875	36.63%	0	2009
	13.459419	7.868788	-41.54%	0	2008
	12.952450	13.459419	3.91%	0	2007
	11.257951	12.952450	15.05%	0	2006
	10.074781	11.257951	11.74%	0	2005
	8.649128	10.074781	16.48%	0	2004
	6.186473	8.649128	39.81%	0	2003
	8.128277	6.186473	-23.89%	2,809	2002
	9.454837	8.128277	-14.03%	933	2001

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ	2.432383	2.726830	12.11%	0	2010
	1.963161	2.432383	23.90%	0	2009
	9.515124	1.963161	-79.37%	0	2008
	10.000000	9.515124	-4.85%	0	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	2.605300	2.923962	12.23%	0	2010
	2.126804	2.605300	22.50%	0	2009
	10.202357	2.126804	-79.15%	0	2008
	10.449121	10.202357	-2.36%	0	2007
	10.000000	10.449121	4.49%	0	2006*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	7.423529	8.425534	13.50%	0	2010
	5.919937	7.423529	25.40%	0	2009
	9.843152	5.919937	-39.86%	0	2008
	9.644314	9.843152	2.06%	0	2007
	8.576947	9.644314	12.44%	0	2006
	8.278998	8.576947	3.60%	0	2005
	7.737580	8.278998	7.00%	0	2004
	6.246495	7.737580	23.87%	0	2003
	7.869795	6.246495	-20.63%	1,750	2002
	8.962724	7.869795	-12.19%	2,058	2001

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares - Q/NQ	7.824453	9.438807	20.63%	0	2010
	5.834455	7.824453	34.11%	0	2009
	9.601104	5.834455	-39.23%	0	2008
	9.943652	9.601104	-3.44%	0	2007
	10.000000	9.943652	-0.56%	340	2006*

Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares - Q/NQ	3.847818	4.794398	24.60%	0	2010
	2.968443	3.847818	29.62%	0	2009
	5.962681	2.968443	-50.22%	0	2008
	5.737368	5.962681	3.93%	0	2007
	5.700607	5.737368	0.64%	0	2006
	5.191439	5.700607	9.81%	0	2005
	4.433993	5.191439	17.08%	0	2004
	3.611675	4.433993	22.77%	0	2003
	5.117009	3.611675	-29.42%	0	2002
	7.617605	5.117009	-32.83%	0	2001

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (unhedged): Advisor Class - Q/NQ	10.800810	11.547299	6.91%	0	2010
	10.000000	10.800810	8.01%	0	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.879769	11.186479	2.82%	0	2010
	10.000000	10.879769	8.80%	0	2009*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ	10.000000	10.477157	4.77%	0	2010*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	10.029132	10.503971	4.73%	0	2010
	9.357413	10.029132	7.18%	0	2009
	10.660749	9.357413	-12.23%	0	2008
	10.343397	10.660749	3.07%	0	2007
	10.000000	10.343397	3.43%	0	2006*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	22.086056	23.693190	7.28%	0	2010
	17.352177	22.086056	27.28%	0	2009
	20.878662	17.352177	-16.89%	0	2008
	20.052000	20.878662	4.12%	0	2007
	18.511634	20.052000	8.32%	0	2006
	16.869772	18.511634	9.73%	0	2005
	15.680273	16.869772	7.59%	0	2004
	12.545244	15.680273	24.99%	96	2003
	11.750369	12.545244	6.76%	114	2002
	10.919466	11.750369	7.61%	0	2001

Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Class R1 - Q/NQ	21.304028	26.419875	24.01%	0	2010
	10.212834	21.304028	108.60%	0	2009
	29.642705	10.212834	-65.55%	0	2008
	22.046333	29.642705	34.46%	0	2007
	16.162409	22.046333	36.40%	0	2006
	12.537995	16.162409	28.91%	0	2005
	10.000000	12.537995	25.38%	0	2004*

Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ	16.140102	20.012106	23.99%	0	2010
	7.745238	16.140102	108.39%	0	2009
	22.499126	7.745238	-65.58%	0	2008
	16.727451	22.499126	34.50%	0	2007
	12.266817	16.727451	36.36%	0	2006
	9.506426	12.266817	29.04%	0	2005
	7.725070	9.506426	23.06%	0	2004
	5.125268	7.725070	50.73%	0	2003
	5.400085	5.125268	-5.09%	0	2002
	5.627188	5.400085	-4.04%	0	2001

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Class R1 - Q/NQ	25.791348	32.587429	26.35%	248	2010
	16.739730	25.791348	54.07%	248	2009
	31.772203	16.739730	-47.31%	248	2008
	22.368253	31.772203	42.04%	248	2007
	18.373309	22.368253	21.74%	248	2006
	12.396076	18.373309	48.22%	0	2005
	10.000000	12.396076	23.96%	0	2004*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ	32.068624	40.512456	26.33%	0	2010
	20.825181	32.068624	53.99%	0	2009
	39.546906	20.825181	-47.34%	0	2008
	27.836326	39.546906	42.07%	0	2007
	22.873047	27.836326	21.70%	0	2006
	15.426354	22.873047	48.27%	0	2005
	12.703348	15.426354	21.44%	0	2004
	8.975646	12.703348	41.53%	0	2003
	9.450138	8.975646	-5.02%	0	2002
	10.796770	9.450138	-12.47%	0	2001

Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	13.002801	16.113447	23.92%	0	2010
	10.000000	13.002801	30.03%	0	2009*

Maximum Optional Benefits Elected (Total 2.80%)
(Variable account charges of 2.80% of the daily net assets of the variable account)
Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	15.364531	18.905849	23.05%	0	2010
	11.080501	15.364531	38.66%	0	2009
	17.743184	11.080501	-37.55%	0	2008*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.075263	11.316305	2.18%	0	2010
	10.338268	11.075263	7.13%	0	2009
	10.807779	10.338268	-4.34%	0	2008
	10.156560	10.807779	6.41%	0	2007
	10.285066	10.156560	-1.25%	0	2006
	10.417725	10.285066	-1.27%	0	2005
	10.129239	10.417725	2.85%	0	2004
	10.000000	10.129239	1.29%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	8.063572	8.946801	10.95%	0	2010
	7.024654	8.063572	14.79%	0	2009
	11.048864	7.024654	-36.42%	0	2008
	11.376616	11.048864	-2.88%	0	2007
	9.995371	11.376616	13.82%	0	2006
	9.827333	9.995371	1.71%	0	2005
	8.947766	9.827333	9.83%	0	2004
	7.116360	8.947766	25.74%	0	2003

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	9.651560	11.187844	15.92%	0	2010
	7.641367	9.651560	26.31%	0	2009
	10.392087	7.641367	-26.47%	0	2008
	10.945504	10.392087	-5.06%	0	2007
	10.000000	10.945504	9.46%	0	2006*

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	11.949250	12.748603	6.69%	0	2010
	10.000000	11.949250	19.49%	0	2009*

Credit Suisse Trust - International Equity Flex III Portfolio - Q/NQ	10.102183	11.201853	10.89%	8,708	2010
	10.000000	10.102183	1.02%	3,494	2009*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	10.913380	13.347872	22.31%	0	2010
	8.980381	10.913380	21.52%	0	2009
	13.374065	8.980381	-32.85%	0	2008
	13.852287	13.374065	-3.45%	0	2007
	12.455279	13.852287	11.22%	0	2006
	11.948645	12.455279	4.24%	0	2005
	10.085497	11.948645	18.47%	0	2004
	7.530557	10.085497	33.93%	0	2003

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Dreyfus Socially Responsible Growth Fund Inc.: Initial Shares - Q/NQ	6.678660	7.453633	11.60%	0	2010
	5.136997	6.678660	30.01%	0	2009
	8.059862	5.136997	-36.26%	0	2008
	7.694269	8.059862	4.75%	0	2007
	7.248388	7.694269	6.15%	0	2006
	7.196386	7.248388	0.72%	0	2005
	6.970741	7.196386	3.24%	0	2004
	5.691372	6.970741	22.48%	0	2003

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	7.954894	8.879689	11.63%	0	2010
	6.478090	7.954894	22.80%	0	2009
	10.603414	6.478090	-38.91%	0	2008
	10.365796	10.603414	2.29%	0	2007
	9.232631	10.365796	12.27%	0	2006
	9.072170	9.232631	1.77%	0	2005
	8.435823	9.072170	7.54%	0	2004
	6.760911	8.435823	24.77%	0	2003

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	8.660039	9.707156	12.09%	0	2010
	7.269545	8.660039	19.13%	0	2009
	10.616604	7.269545	-31.53%	0	2008
	10.196819	10.616604	4.12%	0	2007
	9.005763	10.196819	13.23%	0	2006
	8.875845	9.005763	1.46%	0	2005
	8.692839	8.875845	2.11%	0	2004
	7.380586	8.692839	17.78%	0	2003

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	12.082892	12.743469	5.47%	0	2010
	10.321568	12.082892	17.06%	0	2009
	11.453642	10.321568	-9.88%	0	2008
	11.183290	11.453642	2.42%	0	2007
	11.045689	11.183290	1.25%	0	2006
	11.217473	11.045689	-1.53%	0	2005
	11.137438	11.217473	0.72%	0	2004
	10.949614	11.137438	1.72%	0	2003

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom 2010 Portfolio: Service Class - Q/NQ	9.656190	10.581476	9.58%	0	2010
	8.001673	9.656190	20.68%	0	2009
	10.987795	8.001673	-27.18%	0	2008
	10.406328	10.987795	5.59%	0	2007
	10.000000	10.406328	4.06%	0	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom 2020 Portfolio: Service Class - Q/NQ	9.138264	10.172379	11.32%	0	2010
	7.300625	9.138264	25.17%	0	2009
	11.162831	7.300625	-34.60%	0	2008
	10.426103	11.162831	7.07%	0	2007
	10.000000	10.426103	4.26%	0	2006*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom 2030 Portfolio: Service Class - Q/NQ	8.678912	9.785865	12.75%	0	2010
	6.794969	8.678912	27.73%	0	2009
	11.289897	6.794969	-39.81%	0	2008
	10.446041	11.289897	8.08%	0	2007
	10.000000	10.446041	4.46%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	8.350939	9.672351	15.82%	0	2010
	5.821893	8.350939	43.44%	0	2009
	13.137711	5.821893	-55.69%	0	2008
	9.281768	13.137711	41.54%	0	2007
	10.000000	9.281768	-7.18%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	8.547432	9.561855	11.87%	0	2010
	6.762759	8.547432	26.39%	0	2009
	12.144305	6.762759	-44.31%	0	2008
	12.321441	12.144305	-1.44%	0	2007
	10.555716	12.321441	16.73%	0	2006
	10.267675	10.555716	2.81%	0	2005
	9.483867	10.267675	8.26%	0	2004
	7.492527	9.483867	26.58%	0	2003

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	7.219171	8.677128	20.20%	0	2010
	5.096834	7.219171	41.64%	0	2009
	11.669454	5.096834	-56.32%	0	2008
	9.758739	11.669454	19.58%	0	2007
	9.533740	9.758739	2.36%	0	2006
	9.009154	9.533740	5.82%	0	2005
	8.657465	9.009154	4.06%	0	2004
	6.869092	8.657465	26.04%	0	2003

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	6.347556	7.654311	20.59%	0	2010
	5.095996	6.347556	24.56%	0	2009
	9.936765	5.095996	-48.72%	0	2008
	8.058978	9.936765	23.30%	0	2007
	7.767612	8.058978	3.75%	0	2006
	7.561699	7.767612	2.72%	0	2005
	7.533675	7.561699	0.37%	0	2004
	5.836965	7.533675	29.07%	0	2003

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	12.918876	14.288717	10.60%	0	2010
	9.244095	12.918876	39.75%	0	2009
	12.691556	9.244095	-27.16%	0	2008
	12.721185	12.691556	-0.23%	0	2007
	11.770806	12.721185	8.07%	0	2006
	11.810921	11.770806	-0.34%	0	2005
	11.100132	11.810921	6.40%	0	2004
	8.993929	11.100132	23.42%	0	2003

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ	9.895352	10.932513	10.48%	0	2010
	7.072891	9.895352	39.91%	0	2009
	9.699601	7.072891	-27.08%	0	2008
	10.000000	9.699601	-3.00%	0	2007*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	10.941422	11.451833	4.66%	0	2010
	9.731239	10.941422	12.44%	0	2009
	10.358069	9.731239	-6.05%	0	2008
	10.227336	10.358069	1.28%	0	2007
	10.087380	10.227336	1.39%	0	2006
	10.165687	10.087380	-0.77%	0	2005
	10.025521	10.165687	1.40%	0	2004
	10.000000	10.025521	0.26%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	8.762439	10.962106	25.10%	0	2010
	6.438424	8.762439	36.10%	0	2009
	10.950780	6.438424	-41.21%	0	2008
	9.756903	10.950780	12.24%	0	2007
	10.000000	9.756903	-2.43%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	9.570889	10.511918	9.83%	0	2010
	7.787736	9.570889	22.90%	0	2009
	14.273871	7.787736	-45.44%	0	2008
	12.531063	14.273871	13.91%	0	2007
	10.929475	12.531063	14.65%	0	2006
	9.450375	10.929475	15.65%	0	2005
	8.567007	9.450375	10.31%	0	2004
	6.154443	8.567007	39.20%	0	2003

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	11.902041	13.074260	9.85%	0	2010
	9.680559	11.902041	22.95%	0	2009
	17.747234	9.680559	-45.45%	0	2008
	15.577878	17.747234	13.93%	0	2007
	13.586552	15.577878	14.66%	0	2006
	11.752519	13.586552	15.61%	0	2005
	10.653140	11.752519	10.32%	0	2004
	7.650567	10.653140	39.25%	0	2003

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	10.504629	12.912043	22.92%	0	2010
	6.866244	10.504629	52.99%	0	2009
	14.469677	6.866244	-52.55%	0	2008
	14.099296	14.469677	2.63%	0	2007
	12.482441	14.099296	12.95%	0	2006
	12.521060	12.482441	-0.31%	0	2005
	11.300946	12.521060	10.80%	0	2004
	7.367940	11.300946	53.38%	0	2003

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.002045	10.954242	9.52%	0	2010
	7.588748	10.002045	31.80%	0	2009
	11.099238	7.588748	-31.63%	0	2008
	11.007185	11.099238	0.84%	0	2007
	10.000000	11.007185	10.07%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	7.796103	9.716735	24.64%	0	2010
	6.210129	7.796103	25.54%	0	2009
	9.538874	6.210129	-34.90%	0	2008
	10.054554	9.538874	-5.13%	0	2007
	10.000000	10.054554	0.55%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	8.268604	8.861377	7.17%	0	2010
	6.531010	8.268604	26.61%	0	2009
	10.000000	6.531010	-34.69%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	10.196946	11.647682	14.23%	0	2010
	6.076711	10.196946	67.80%	0	2009
	13.210424	6.076711	-54.00%	0	2008
	10.561925	13.210424	25.08%	0	2007
	10.000000	10.561925	5.62%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	9.316973	9.817667	5.37%	0	2010
	6.986531	9.316973	33.36%	0	2009
	12.059157	6.986531	-42.06%	0	2008
	10.748209	12.059157	12.20%	0	2007
	10.000000	10.748209	7.48%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	13.293587	14.779639	11.18%	0	2010
	11.523182	13.293587	15.36%	0	2009
	11.162287	11.523182	3.23%	0	2008
	10.344284	11.162287	7.91%	0	2007
	10.000000	10.344284	3.44%	0	2006*

Invesco Funds - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	9.702574	10.865164	11.98%	0	2010
	8.268858	9.702574	17.34%	0	2009
	14.828378	8.268858	-44.24%	0	2008
	13.655678	14.828378	8.59%	0	2007
	13.245580	13.655678	3.10%	0	2006*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Invesco Funds - Invesco V.I. Capital Development Fund: Series II - Q/NQ	10.006120	11.522828	15.16%	0	2010
	7.250030	10.006120	38.01%	0	2009
	14.108628	7.250030	-48.61%	0	2008
	13.132093	14.108628	7.44%	0	2007
	11.620304	13.132093	13.01%	0	2006*

Ivy Funds Variable Asset Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	19.652954	20.760351	5.63%	0	2010
	16.168989	19.652954	21.55%	0	2009*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	10.692615	11.066831	3.50%	0	2010
	7.533825	10.692615	41.93%	0	2009
	13.918876	7.533825	-45.87%	0	2008
	10.481825	13.918876	32.79%	0	2007
	9.882088	10.481825	6.07%	0	2006
	9.031765	9.882088	9.41%	0	2005
	7.876570	9.031765	14.67%	0	2004
	6.739631	7.876570	16.87%	0	2003

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	11.009530	13.325327	21.03%	0	2010
	7.210074	11.009530	52.70%	0	2009
	13.222443	7.210074	-45.47%	0	2008
	11.174415	13.222443	18.33%	0	2007
	10.649901	11.174415	4.93%	0	2006
	9.841009	10.649901	8.22%	0	2005
	10.040652	9.841009	-1.99%	0	2004
	7.020452	10.040652	43.02%	0	2003

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	6.569138	7.943237	20.92%	0	2010
	4.307514	6.569138	52.50%	0	2009
	7.910212	4.307514	-45.54%	0	2008
	6.688093	7.910212	18.27%	0	2007
	6.380763	6.688093	4.82%	0	2006
	5.884322	6.380763	8.44%	0	2005
	6.019774	5.884322	-2.25%	0	2004
	4.227960	6.019774	42.38%	0	2003

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	21.291629	25.876550	21.53%	0	2010
	12.232327	21.291629	74.06%	0	2009
	26.335796	12.232327	-53.55%	0	2008
	21.158399	26.335796	24.47%	0	2007
	14.837361	21.158399	42.60%	0	2006
	11.561495	14.837361	28.33%	0	2005
	10.019672	11.561495	15.39%	0	2004
	7.661258	10.019672	30.78%	0	2003

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	16.509985	20.063172	21.52%	0	2010
	9.485235	16.509985	74.06%	0	2009
	20.429517	9.485235	-53.57%	0	2008
	16.420222	20.429517	24.42%	0	2007
	11.519963	16.420222	42.54%	0	2006
	8.981785	11.519963	28.26%	0	2005
	7.785565	8.981785	15.36%	0	2004
	5.953600	7.785565	30.77%	0	2003

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ	10.818077	12.981794	20.00%	0	2010
	8.784492	10.818077	23.15%	0	2009

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	13.337878	14.418845	8.10%	0	2010
	11.206165	13.337878	19.02%	0	2009
	17.142496	11.206165	-34.63%	0	2008
	16.394070	17.142496	4.57%	0	2007
	13.995070	16.394070	17.14%	0	2006*

MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class - Q/NQ	10.000000	10.641182	6.41%	0	2010*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.151815	9.365725	2.34%	0	2010
	8.308151	9.151815	10.15%	0	2009
	9.873439	8.308151	-15.85%	0	2008
	9.696717	9.873439	1.82%	0	2007
	9.573004	9.696717	1.29%	0	2006
	9.707882	9.573004	-1.39%	0	2005
	9.910320	9.707882	-2.04%	0	2004
	10.000000	9.910320	-0.90%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	9.440023	10.975497	16.27%	0	2010
	7.911758	9.440023	19.32%	0	2009
	13.448917	7.911758	-41.17%	0	2008
	13.767669	13.448917	-2.32%	0	2007
	13.456536	13.767669	2.31%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	10.085747	12.044243	19.42%	0	2010
	7.895143	10.085747	27.75%	0	2009
	13.413996	7.895143	-41.14%	0	2008
	12.826024	13.413996	4.58%	0	2007
	11.604312	12.826024	10.53%	0	2006
	11.171523	11.604312	3.87%	0	2005
	10.000000	11.171523	11.72%	0	2004*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
NVIT American Century NVIT Growth Fund: Class I - Q/NQ	7.611906	8.823081	15.91%	0	2010
	5.867269	7.611906	29.74%	0	2009
	9.848792	5.867269	-40.43%	0	2008
	8.477163	9.848792	16.18%	0	2007
	8.214083	8.477163	3.20%	0	2006
	7.934219	8.214083	3.53%	0	2005
	7.547142	7.934219	5.13%	0	2004
	5.849234	7.547142	29.03%	0	2003

NVIT American Century NVIT Multi Cap Value Fund: Class I - Q/NQ	12.328706	13.597268	10.29%	0	2010
	10.000000	12.328706	23.29%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	8.750148	9.527413	8.88%	0	2010
	7.294286	8.750148	19.96%	0	2009
	10.686759	7.294286	-31.74%	0	2008
	10.360055	10.686759	3.15%	0	2007
	10.000000	10.360055	3.60%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	9.884887	10.183718	3.02%	0	2010
	9.067839	9.884887	9.01%	0	2009
	10.350952	9.067839	-12.40%	0	2008
	10.342338	10.350952	0.08%	0	2007
	10.000000	10.342338	3.42%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	9.707814	10.502567	8.19%	0	2010
	7.053080	9.707814	37.64%	0	2009
	11.825777	7.053080	-40.36%	0	2008
	10.639867	11.825777	11.15%	0	2007
	10.000000	10.639867	6.40%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	8.090090	9.294451	14.89%	0	2010
	5.997264	8.090090	34.90%	0	2009
	11.060833	5.997264	-45.78%	0	2008
	10.171033	11.060833	8.75%	0	2007
	10.000000	10.171033	1.71%	0	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	7.422364	8.006521	7.87%	0	2010
	5.842946	7.422364	27.03%	0	2009
	9.706239	5.842946	-39.80%	0	2008
	10.000000	9.706239	-2.94%	0	2007*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	13.340729	14.673117	9.99%	0	2010
	9.400540	13.340729	41.91%	0	2009
	13.430772	9.400540	-30.01%	0	2008
	13.399738	13.430772	0.23%	0	2007
	12.463071	13.399738	7.52%	0	2006
	12.522990	12.463071	-0.48%	0	2005
	11.702110	12.522990	7.01%	0	2004
	9.846069	11.702110	18.85%	0	2003

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.065291	12.171051	9.99%	0	2010
	7.792795	11.065291	41.99%	0	2009
	11.150569	7.792795	-30.11%	0	2008
	11.121185	11.150569	0.26%	0	2007
	10.344229	11.121185	7.51%	0	2006
	10.000000	10.344229	3.44%	0	2005*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ	7.559816	8.495147	12.37%	0	2010
	5.084689	7.559816	48.68%	0	2009
	10.000000	5.084689	-49.15%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	7.750430	9.310111	20.12%	0	2010
	6.062056	7.750430	27.85%	0	2009
	10.000000	6.062056	-39.38%	0	2008*

NVIT NVIT Cardinal (SM) Aggressive Fund: Class II - Q/NQ	7.901850	8.829502	11.74%	0	2010
	6.292350	7.901850	25.58%	0	2009
	10.000000	6.292350	-37.08%	0	2008*

NVIT NVIT Cardinal (SM) Balanced Fund: Class II - Q/NQ	9.129721	9.797666	7.32%	0	2010
	7.838917	9.129721	16.47%	0	2009
	10.000000	7.838917	-21.61%	0	2008*

NVIT NVIT Cardinal (SM) Capital Appreciation Fund: Class II - Q/NQ	8.597837	9.392628	9.24%	0	2010
	7.124031	8.597837	20.69%	0	2009
	10.000000	7.124031	-28.76%	0	2008*

NVIT NVIT Cardinal (SM) Conservative Fund: Class II - Q/NQ	9.862495	10.238350	3.81%	0	2010
	8.977627	9.862495	9.86%	0	2009
	10.000000	8.977627	-10.22%	0	2008*

NVIT NVIT Cardinal (SM) Moderate Fund: Class II - Q/NQ	8.864196	9.595859	8.25%	0	2010
	7.478232	8.864196	18.53%	0	2009
	10.000000	7.478232	-25.22%	0	2008*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
NVIT NVIT Cardinal (SM) Moderately Aggressive Fund: Class II - Q/NQ	8.322823	9.166812	10.14%	0	2010
	6.764627	8.322823	23.03%	0	2009
	10.000000	6.764627	-32.35%	0	2008*

NVIT NVIT Cardinal (SM) Moderately Conservative Fund: Class II - Q/NQ	9.396894	9.959026	5.98%	0	2010
	8.215074	9.396894	14.39%	0	2009
	10.000000	8.215074	-17.85%	0	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	10.318745	10.737632	4.06%	0	2010
	9.758691	10.318745	5.74%	0	2009
	10.000000	9.758691	-2.41%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	11.026696	11.587684	5.09%	0	2010
	9.742839	11.026696	13.18%	0	2009
	10.000000	9.742839	-2.57%	0	2008*

NVIT NVIT Emerging Markets Fund: Class I - Q/NQ	21.956290	24.794479	12.93%	0	2010
	13.831355	21.956290	58.74%	0	2009
	33.693189	13.831355	-58.95%	0	2008
	23.813945	33.693189	41.49%	0	2007
	17.918416	23.813945	32.90%	0	2006
	13.897002	17.918416	28.94%	0	2005
	11.840925	13.897002	17.36%	0	2004
	7.370807	11.840925	60.65%	0	2003

NVIT NVIT Emerging Markets Fund: Class III - Q/NQ	22.100858	24.966110	12.96%	0	2010
	13.907906	22.100858	58.91%	0	2009
	33.934109	13.907906	-59.01%	0	2008
	23.989282	33.934109	41.46%	0	2007
	18.060045	23.989282	32.83%	0	2006
	14.004972	18.060045	28.95%	0	2005
	11.931622	14.004972	17.38%	0	2004
	7.429260	11.931622	60.60%	0	2003

NVIT NVIT Government Bond Fund: Class I - Q/NQ	12.159802	12.384534	1.85%	0	2010
	12.182521	12.159802	-0.19%	0	2009
	11.635178	12.182521	4.70%	0	2008
	11.172362	11.635178	4.14%	0	2007
	11.121681	11.172362	0.46%	0	2006
	11.079571	11.121681	0.38%	0	2005
	11.038626	11.079571	0.37%	0	2004
	11.133937	11.038626	-0.86%	0	2003

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
NVIT NVIT International Equity Fund: Class I - Q/NQ	11.125937	12.252101	10.12%	0	2010
	8.823813	11.125937	26.09%	0	2009

NVIT NVIT International Equity Fund: Class III - Q/NQ	15.016732	16.533673	10.10%	0	2010
	11.914214	15.016732	26.04%	0	2009
	22.717093	11.914214	-47.55%	0	2008
	18.383846	22.717093	23.57%	0	2007
	14.224602	18.383846	29.24%	0	2006
	11.241007	14.224602	26.54%	0	2005
	10.113202	11.241007	11.15%	0	2004
	7.687861	10.113202	31.55%	0	2003

NVIT NVIT International Index Fund: Class VIII - Q/NQ	7.908176	8.255639	4.39%	0	2010
	6.326161	7.908176	25.01%	0	2009
	11.437095	6.326161	-44.69%	0	2008
	10.758307	11.437095	6.31%	0	2007
	10.000000	10.758307	7.58%	0	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	10.738307	11.964834	11.42%	0	2010
	8.684887	10.738307	23.64%	0	2009
	14.148318	8.684887	-38.62%	0	2008
	13.739493	14.148318	2.98%	0	2007
	12.094067	13.739493	13.61%	0	2006
	11.527106	12.094067	4.92%	0	2005
	10.400290	11.527106	10.83%	0	2004
	8.113853	10.400290	28.18%	0	2003

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	11.421675	12.191626	6.74%	0	2010
	10.000000	11.421675	14.22%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	11.975410	13.040705	8.90%	0	2010
	10.000000	11.975410	19.75%	0	2009*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.735313	11.049669	2.93%	0	2010
	10.124734	10.735313	6.03%	0	2009
	11.084019	10.124734	-8.65%	0	2008
	10.822672	11.084019	2.41%	0	2007
	10.487114	10.822672	3.20%	0	2006
	10.443029	10.487114	0.42%	0	2005
	10.266218	10.443029	1.72%	0	2004
	9.788002	10.266218	4.89%	0	2003

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	10.881725	11.731588	7.81%	0	2010
	9.397013	10.881725	15.80%	0	2009
	12.587849	9.397013	-25.35%	0	2008
	12.258669	12.587849	2.69%	0	2007
	11.325043	12.258669	8.24%	0	2006
	11.059287	11.325043	2.40%	0	2005
	10.387269	11.059287	6.47%	0	2004
	8.901427	10.387269	16.69%	0	2003

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	10.938546	11.997088	9.68%	0	2010
	9.046885	10.938546	20.91%	0	2009
	13.566652	9.046885	-33.32%	0	2008
	13.150794	13.566652	3.16%	0	2007
	11.811103	13.150794	11.34%	0	2006
	11.347783	11.811103	4.08%	0	2005
	10.415083	11.347783	8.96%	0	2004
	8.460596	10.415083	23.10%	0	2003

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	10.946741	11.546560	5.48%	0	2010
	9.830579	10.946741	11.35%	0	2009
	11.904923	9.830579	-17.42%	0	2008
	11.571698	11.904923	2.88%	0	2007
	10.979319	11.571698	5.40%	0	2006
	10.809764	10.979319	1.57%	0	2005
	10.378140	10.809764	4.16%	0	2004
	9.390578	10.378140	10.52%	0	2003

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	11.755908	14.421186	22.67%	0	2010
	8.843928	11.755908	32.93%	0	2009
	14.321306	8.843928	-38.25%	0	2008
	13.700429	14.321306	4.53%	0	2007
	12.825652	13.700429	6.82%	0	2006
	11.769884	12.825652	8.97%	0	2005
	10.462838	11.769884	12.49%	0	2004
	7.993851	10.462838	30.89%	0	2003

NVIT NVIT Money Market Fund: Class I - Q/NQ	9.390532	9.127609	-2.80%	0	2010
	9.656987	9.390532	-2.76%	0	2009
	9.735239	9.656987	-0.80%	0	2008
	9.559098	9.735239	1.84%	0	2007
	9.407511	9.559098	1.61%	0	2006
	9.426258	9.407511	-0.20%	0	2005
	9.619743	9.426258	-2.01%	0	2004
	9.835321	9.619743	-2.19%	0	2003

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	11.914299	12.806930	7.49%	0	2010
	9.854736	11.914299	20.90%	0	2009
	12.258317	9.854736	-19.61%	0	2008
	12.055767	12.258317	1.68%	0	2007
	11.829718	12.055767	1.91%	0	2006
	11.909897	11.829718	-0.67%	0	2005
	11.501450	11.909897	3.55%	0	2004
	10.553935	11.501450	8.98%	0	2003

NVIT NVIT Multi-Manager International Growth Fund: Class III - Q/NQ	7.991263	8.858030	10.85%	0	2010
	6.024818	7.991263	32.64%	0	2009
	10.000000	6.024818	-39.75%	0	2008*

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	13.656507	14.085850	3.14%	0	2010
	10.821168	13.656507	26.20%	0	2009
	20.745991	10.821168	-47.84%	0	2008
	20.739088	20.745991	0.03%	0	2007
	17.381100	20.739088	19.32%	0	2006
	15.956891	17.381100	8.93%	0	2005
	13.650576	15.956891	16.90%	0	2004
	10.000000	13.650576	36.51%	0	2003*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	7.877347	8.844581	12.28%	0	2010
	6.244736	7.877347	26.14%	0	2009
	10.000000	6.244736	-37.55%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ	10.000000	10.317367	3.17%	0	2010*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	7.714365	8.454273	9.59%	0	2010
	6.229093	7.714365	23.84%	0	2009
	10.000000	6.229093	-37.71%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ	7.823609	9.802822	25.30%	126,378	2010
	6.229179	7.823609	25.60%	149,560	2009

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	7.576931	9.314391	22.93%	0	2010
	6.152116	7.576931	23.16%	0	2009
	10.000000	6.152116	-38.48%	0	2008*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	8.408810	9.778223	16.29%	0	2010
	6.630696	8.408810	26.82%	0	2009
	10.000000	6.630696	-33.69%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	6.478729	7.900091	21.94%	0	2010
	5.229333	6.478729	23.89%	0	2009
	10.041738	5.229333	-47.92%	0	2008
	9.414637	10.041738	6.66%	0	2007
	9.384246	9.414637	0.32%	0	2006
	8.931073	9.384246	5.07%	0	2005
	8.101413	8.931073	10.24%	0	2004
	6.207447	8.101413	30.51%	0	2003

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	9.893930	12.175792	23.06%	0	2010
	8.064801	9.893930	22.68%	0	2009
	12.229773	8.064801	-34.06%	0	2008
	13.516037	12.229773	-9.52%	0	2007
	11.854253	13.516037	14.02%	0	2006
	11.831125	11.854253	0.20%	0	2005
	10.376786	11.831125	14.02%	0	2004
	6.805760	10.376786	52.47%	0	2003

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	11.250488	13.704719	21.81%	0	2010
	8.592740	11.250488	30.93%	0	2009
	14.303051	8.592740	-39.92%	0	2008
	14.410196	14.303051	-0.74%	0	2007
	13.231327	14.410196	8.91%	0	2006
	12.118555	13.231327	9.18%	0	2005
	10.474920	12.118555	15.69%	0	2004
	7.641994	10.474920	37.07%	0	2003

NVIT NVIT Nationwide Fund: Class I - Q/NQ	8.248436	9.096005	10.28%	0	2010
	6.729807	8.248436	22.57%	0	2009
	11.847340	6.729807	-43.20%	0	2008
	11.268563	11.847340	5.14%	0	2007
	10.201905	11.268563	10.46%	0	2006
	9.767983	10.201905	4.44%	0	2005
	9.156429	9.767983	6.68%	0	2004
	7.387404	9.156429	23.95%	0	2003

NVIT NVIT Real Estate Fund: Class I - Q/NQ	7.045037	8.914948	26.54%	0	2010
	5.539956	7.045037	27.17%	0	2009
	10.000000	5.539956	-44.60%	0	2008*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.157941	10.112451	-0.45%	0	2010
	9.756839	10.157941	4.11%	0	2009
	10.000000	9.756839	-2.43%	0	2008*

NVIT NVIT Worldwide Leaders Fund: Class I - Q/NQ	10.316479	11.176983	8.34%	0	2010
	8.490677	10.316479	21.50%	0	2009
	15.695545	8.490677	-45.90%	0	2008
	13.469645	15.695545	16.53%	0	2007
	11.007543	13.469645	22.37%	0	2006
	9.488687	11.007543	16.01%	0	2005
	8.439776	9.488687	12.43%	0	2004
	6.381493	8.439776	32.25%	0	2003

NVIT NVIT Worldwide Leaders Fund: Class III - Q/NQ	16.415369	17.769098	8.25%	0	2010
	13.510802	16.415369	21.50%	0	2009
	24.968926	13.510802	-45.89%	0	2008
	21.420366	24.968926	16.57%	0	2007
	17.514673	21.420366	22.30%	0	2006
	15.097895	17.514673	16.01%	0	2005
	13.428934	15.097895	12.43%	0	2004
	10.000000	13.428934	34.29%	0	2003*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class I - Q/NQ	12.814927	13.552476	5.76%	0	2010
	10.000000	12.814927	28.15%	0	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	12.789798	13.220877	3.37%	0	2010
	10.000000	12.789798	27.90%	0	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	7.917841	8.910210	12.53%	0	2010
	6.336820	7.917841	24.95%	0	2009
	10.347466	6.336820	-38.76%	0	2008
	10.888605	10.347466	-4.97%	0	2007
	9.664193	10.888605	12.67%	0	2006
	9.536734	9.664193	1.34%	0	2005
	8.350133	9.536734	14.21%	0	2004
	6.535958	8.350133	27.76%	0	2003

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	7.160820	7.615932	6.36%	0	2010
	5.097652	7.160820	40.47%	0	2009
	9.626981	5.097652	-47.05%	0	2008
	8.677941	9.626981	10.94%	0	2007
	8.269931	8.677941	4.93%	0	2006
	8.094719	8.269931	2.16%	0	2005
	7.787678	8.094719	3.94%	0	2004
	6.118473	7.787678	27.28%	0	2003

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	16.924305	19.078823	12.73%	0	2010
	12.464026	16.924305	35.79%	0	2009
	21.442487	12.464026	-41.87%	0	2008
	20.748629	21.442487	3.34%	0	2007
	18.136480	20.748629	14.40%	0	2006
	16.317670	18.136480	11.15%	0	2005
	14.084003	16.317670	15.86%	0	2004
	10.000000	14.084003	40.84%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	11.659063	13.142222	12.72%	0	2010
	8.581803	11.659063	35.86%	0	2009
	14.762294	8.581803	-41.87%	0	2008
	14.287084	14.762294	3.33%	0	2007
	12.488041	14.287084	14.41%	0	2006
	11.238612	12.488041	11.12%	0	2005
	9.702830	11.238612	15.83%	0	2004
	6.979355	9.702830	39.02%	0	2003

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ	2.395976	2.670924	11.48%	0	2010
	1.944708	2.395976	23.20%	0	2009
	9.479293	1.944708	-79.48%	0	2008
	10.000000	9.479293	-5.21%	0	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	2.551860	2.847870	11.60%	0	2010
	2.094963	2.551860	21.81%	0	2009
	10.106755	2.094963	-79.27%	0	2008
	10.410109	10.106755	-2.91%	0	2007
	10.000000	10.410109	4.10%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	8.187059	9.239885	12.86%	0	2010
	6.565778	8.187059	24.69%	0	2009
	10.978937	6.565778	-40.20%	0	2008
	10.818360	10.978937	1.48%	0	2007
	9.675327	10.818360	11.81%	0	2006
	9.391908	9.675327	3.02%	0	2005
	8.827365	9.391908	6.40%	0	2004
	7.166545	8.827365	23.17%	0	2003

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares - Q/NQ	7.663967	9.193247	19.95%	0	2010
	5.747137	7.663967	33.35%	0	2009
	9.511102	5.747137	-39.57%	0	2008
	9.906509	9.511102	-3.99%	0	2007
	10.000000	9.906509	-0.93%	0	2006*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares - Q/NQ	6.286480	7.788949	23.90%	0	2010
	4.877209	6.286480	28.90%	0	2009
	9.852451	4.877209	-50.50%	0	2008
	9.534100	9.852451	3.34%	0	2007
	9.526496	9.534100	0.08%	0	2006
	8.724542	9.526496	9.19%	0	2005
	7.493747	8.724542	16.42%	0	2004
	6.138481	7.493747	22.08%	0	2003

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (unhedged): Advisor Class - Q/NQ	10.760148	11.439096	6.31%	0	2010
	10.000000	10.760148	7.60%	0	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.838809	11.081664	2.24%	0	2010
	10.000000	10.838809	8.39%	0	2009*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ	10.000000	10.438042	4.38%	0	2010*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	9.823676	10.230911	4.15%	0	2010
	9.217569	9.823676	6.58%	0	2009
	10.560867	9.217569	-12.72%	0	2008
	10.304780	10.560867	2.49%	0	2007
	10.000000	10.304780	3.05%	0	2006*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	19.409428	20.704699	6.67%	0	2010
	15.335483	19.409428	26.57%	0	2009
	18.556578	15.335483	-17.36%	0	2008
	17.923217	18.556578	3.53%	0	2007
	16.639741	17.923217	7.71%	0	2006
	15.249442	16.639741	9.12%	0	2005
	14.254376	15.249442	6.98%	0	2004
	11.468918	14.254376	24.29%	0	2003

Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Class R1 - Q/NQ	20.634207	25.445477	23.32%	0	2010
	9.947604	20.634207	107.43%	0	2009
	29.037096	9.947604	-65.74%	0	2008
	21.718677	29.037096	33.70%	0	2007
	16.011992	21.718677	35.64%	0	2006
	12.491325	16.011992	28.18%	0	2005
	10.000000	12.491325	24.91%	0	2004*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ	27.195437	33.530198	23.29%	0	2010
	13.124124	27.195437	107.22%	0	2009
	38.341062	13.124124	-65.77%	0	2008
	28.667512	38.341062	33.74%	0	2007
	21.141424	28.667512	35.60%	0	2006
	16.476343	21.141424	28.31%	0	2005
	13.464658	16.476343	22.37%	0	2004
	8.983679	13.464658	49.88%	0	2003

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Class R1 - Q/NQ	24.980315	31.385307	25.64%	0	2010
	16.305119	24.980315	53.21%	0	2009
	31.123033	16.305119	-47.61%	0	2008
	22.035864	31.123033	41.24%	0	2007
	18.202394	22.035864	21.06%	0	2006
	12.349923	18.202394	47.39%	0	2005
	10.000000	12.349923	23.50%	0	2004*

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ	28.000916	35.174908	25.62%	0	2010
	18.286568	28.000916	53.12%	0	2009
	34.923264	18.286568	-47.64%	0	2008
	24.721668	34.923264	41.27%	0	2007
	20.428335	24.721668	21.02%	0	2006
	13.855153	20.428335	47.44%	0	2005
	11.474015	13.855153	20.75%	0	2004
	8.152874	11.474015	40.74%	0	2003

Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	12.953957	15.962720	23.23%	0	2010
	10.000000	12.953957	29.54%	0	2009*

Condensed Financial Information (Waddell & Reed)

The following charts represent the Accumulation Unit value for all classes of Accumulation Units for all asset fees for contracts issued as of December 31, 2010.  The term "Period" is defined as a complete calendar year, unless otherwise noted.  Those Periods with an asterisk (*) reflect Accumulation Unit information for a partial year only.  The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and Variable Account charges which may vary from contract to contract (for more information on the calculation of Accumulation Unit Values, see "Determining Variable Account Value - Valuing an Accumulation Unit" in the prospectus).

The following underlying mutual funds were added to the Variable Account effective May 1, 2011, therefore, no Condensed Financial Information is available:

Ivy Funds Variable Insurance Portfolios, Inc. - Global Bond
Ivy Funds Variable Insurance Portfolios, Inc. - Limited-Term Bond

No Optional Benefits Elected (Total 1.20%)
(Variable account charges of 1.20% of the daily net assets of the variable account)
Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	21.835756	23.445457	7.37%	110,117	2010
	17.674192	21.835756	23.55%	73,910	2009
	24.107427	17.674192	-26.69%	3,340	2008
	16.932234	24.107427	42.38%	3,269	2007
	14.263441	16.932234	18.71%	1,604	2006
	11.616363	14.263441	22.79%	202	2005
	10.377361	11.616363	11.94%	157	2004
	9.422201	10.377361	10.14%	99	2003
	9.233503	9.422201	2.04%	0	2002
	10.379906	9.233503	-11.04%	0	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Balanced - Q/NQ	12.187343	14.101184	15.70%	180	2010
	10.894499	12.187343	11.87%	270	2009
	13.957586	10.894499	-21.95%	117	2008
	12.429399	13.957586	12.29%	147	2007
	11.311806	12.429399	9.88%	413	2006
	10.902171	11.311806	3.76%	101	2005
	10.129507	10.902171	7.63%	101	2004
	8.608933	10.129507	17.66%	101	2003
	9.514063	8.608933	-9.51%	0	2002
	10.238551	9.514063	-7.08%	0	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Bond - Q/NQ	13.990719	14.657750	4.77%	1,900	2010
	13.214006	13.990719	5.88%	1,832	2009
	13.332908	13.214006	-0.89%	1,832	2008
	12.771687	13.332908	4.39%	1,614	2007
	12.400171	12.771687	3.00%	762	2006
	12.350979	12.400171	0.40%	135	2005
	12.034015	12.350979	2.63%	91	2004
	11.690957	12.034015	2.93%	42	2003
	10.858121	11.690957	7.67%	0	2002
	10.226347	10.858121	6.18%	0	2001

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Ivy Funds Variable Insurance Portfolios, Inc. - Core Equity - Q/NQ	9.238765	11.035256	19.45%	2,163	2010
	7.539773	9.238765	22.53%	2,504	2009
	11.699359	7.539773	-35.55%	1,918	2008
	10.385371	11.699359	12.65%	2,019	2007
	8.984926	10.385371	15.59%	1,965	2006
	8.342395	8.984926	7.70%	145	2005
	7.706275	8.342395	8.25%	81	2004
	6.651356	7.706275	15.86%	0	2003
	8.590536	6.651356	-22.57%	0	2002
	10.219013	8.590536	-15.94%	0	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities - Q/NQ	11.842989	13.616581	14.98%	1,630	2010
	10.168397	11.842989	16.47%	1,630	2009
	16.059891	10.168397	-36.68%	1,630	2008
	13.927831	16.059891	15.31%	1,376	2007
	12.161212	13.927831	14.53%	628	2006
	10.889524	12.161212	11.68%	0	2005
	10.000000	10.889524	8.90%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Energy - Q/NQ	10.204060	12.295281	20.49%	0	2010
	7.351862	10.204060	38.80%	0	2009
	13.817893	7.351862	-46.79%	0	2008
	9.244437	13.817893	49.47%	0	2007
	10.000000	9.244437	-7.56%	0	2006*

Ivy Funds Variable Insurance Portfolios, Inc. - Global Natural Resources - Q/NQ	14.088146	16.294435	15.66%	91	2010
	8.211874	14.088146	71.56%	91	2009
	21.567268	8.211874	-61.92%	91	2008
	15.212637	21.567268	41.77%	0	2007
	12.269102	15.212637	23.99%	0	2006
	10.000000	12.269102	22.69%	0	2005*

Ivy Funds Variable Insurance Portfolios, Inc. - Growth - Q/NQ	9.262002	10.302143	11.23%	240	2010
	7.377185	9.262002	25.55%	240	2009
	11.447833	11.717152	21.44%	62	2008
	9.426908	11.447833	21.44%	62	2007
	9.083547	9.426908	3.78%	160	2006
	8.265413	9.083547	9.90%	349	2005
	8.097972	8.265413	2.07%	218	2004
	6.660519	8.097972	21.58%	62	2003
	8.565867	6.660519	-22.24%	0	2002
	10.121935	8.565867	-15.37%	0	2001

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Ivy Funds Variable Insurance Portfolios, Inc. - High Income - Q/NQ	17.095068	19.399657	13.48%	0	2010
	11.817089	17.095068	44.66%	0	2009
	15.298564	11.817089	-22.76%	1,462	2008
	14.909699	15.298564	2.61%	1,462	2007
	13.685516	14.909699	8.95%	31	2006
	13.507495	13.685516	1.32%	88	2005
	12.444145	13.507495	8.54%	47	2004
	10.519093	12.444145	18.30%	0	2003
	10.866781	10.519093	-3.20%	0	2002
	10.074666	10.866781	7.86%	0	2001

Ivy Funds Variable Insurance Portfolios, Inc. - International Core Equity - Q/NQ	14.056891	15.845652	12.73%	1,162	2010
	10.387686	14.056891	35.32%	1,162	2009
	18.209601	10.387686	-42.95%	1,162	2008
	16.774794	18.209601	8.55%	1,162	2007
	13.098654	16.774794	28.07%	535	2006
	11.926028	13.098654	9.83%	0	2005
	10.000000	11.926028	19.26%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - International Growth - Q/NQ	10.350505	11.738553	13.41%	190	2010
	8.256069	10.350505	25.37%	404	2009
	14.444150	8.256069	-42.84%	37	2008
	12.053681	14.444150	19.83%	101	2007
	10.083529	12.053681	19.54%	680	2006
	8.762162	10.083529	15.08%	0	2005
	7.779518	8.762162	12.63%	0	2004
	6.304344	7.779518	23.40%	0	2003
	7.796236	6.304344	-19.14%	0	2002
	10.147803	7.796236	-23.17%	0	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth - Q/NQ	11.171963	15.547749	39.17%	0	2010
	8.003237	11.171963	39.59%	0	2009
	15.588775	8.003237	-48.66%	0	2008
	14.817761	15.588775	5.20%	0	2007
	13.358941	14.817761	10.92%	0	2006
	11.186397	13.358941	19.42%	0	2005
	10.000000	11.186397	11.86%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth - Q/NQ	12.359027	16.064261	29.98%	0	2010
	8.529179	12.359027	44.90%	0	2009
	13.537212	8.529179	-36.99%	0	2008
	12.167455	13.537212	11.26%	0	2007
	11.344145	12.167455	7.26%	0	2006
	10.000000	11.344145	13.44%	0	2005*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Ivy Funds Variable Insurance Portfolios, Inc. - Money Market - Q/NQ	11.026382	10.902264	-1.13%	262	2010
	11.047768	11.026382	-0.19%	262	2009
	10.942913	11.047768	0.96%	262	2008
	10.587809	10.942913	3.35%	0	2007
	10.272515	10.587809	3.07%	0	2006
	10.144352	10.272515	1.26%	0	2005
	10.196865	10.144352	-0.51%	0	2004
	10.267819	10.196865	-0.69%	0	2003
	10.275484	10.267819	-0.07%	0	2002
	10.040129	10.275484	2.34%	0	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Real Estate Securities - Q/NQ	11.154422	14.162571	26.97%	90	2010
	9.132678	11.154422	22.14%	191	2009
	14.451912	9.132678	-36.81%	14	2008
	17.428504	14.451912	-17.08%	35	2007
	13.559914	17.428504	28.53%	237	2006
	12.382955	13.559914	9.50%	0	2005
	10.000000	12.382955	23.83%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Science and Technology - Q/NQ	13.216844	14.723734	11.40%	208	2010
	9.300091	13.216844	42.12%	407	2009
	14.238658	9.300091	-34.68%	74	2008
	11.588637	14.238658	22.87%	151	2007
	10.873008	11.588637	6.58%	923	2006
	9.386064	10.873008	15.84%	293	2005
	8.172078	9.386064	14.86%	182	2004
	6.340194	8.172078	28.89%	30	2003
	8.442316	6.340194	-24.90%	0	2002
	9.701363	8.442316	-12.98%	0	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Growth - Q/NQ	11.870403	15.111435	27.30%	124	2010
	8.918006	11.870403	33.11%	236	2009
	14.840515	8.918006	-39.91%	44	2008
	13.233103	14.840515	12.15%	77	2007
	12.749111	13.233103	3.80%	447	2006
	11.430870	12.749111	11.53%	238	2005
	10.122782	11.430870	12.92%	147	2004
	7.546353	10.122782	34.14%	25	2003
	9.766240	7.546353	-22.73%	0	2002
	10.080492	9.766240	-3.12%	0	2001

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Value - Q/NQ	11.784563	14.718680	24.90%	248	2010
	9.235729	11.784563	27.60%	343	2009
	12.655021	9.235729	-27.02%	179	2008
	13.361412	12.655021	-5.29%	46	2007
	11.573723	13.361412	15.45%	310	2006
	11.247156	11.573723	2.90%	0	2005
	10.000000	11.247156	12.47%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Value - Q/NQ	12.000501	14.074640	17.28%	96	2010
	9.591048	12.000501	25.12%	96	2009
	14.667394	9.591048	-34.61%	96	2008
	14.570214	14.667394	0.67%	96	2007
	12.616841	14.570214	15.48%	96	2006
	12.228753	12.616841	3.17%	96	2005
	10.790735	12.228753	13.33%	96	2004
	8.729604	10.790735	23.61%	97	2003

No Optional Benefits Elected (Total 1.30%)
(Variable account charges of 1.30% of the daily net assets of the variable account)
Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	21.635967	23.207443	7.26%	49,454	2010
	17.530208	21.635967	23.42%	30,881	2009

Ivy Funds Variable Insurance Portfolios, Inc. - Balanced - Q/NQ	12.075777	13.957983	15.59%	0	2010
	10.805705	12.075777	11.75%	0	2009

Ivy Funds Variable Insurance Portfolios, Inc. - Bond - Q/NQ	13.862661	14.508882	4.66%	0	2010
	13.106322	13.862661	5.77%	0	2009

Ivy Funds Variable Insurance Portfolios, Inc. - Core Equity - Q/NQ	9.154142	10.923138	19.32%	0	2010
	7.478280	9.154142	22.41%	0	2009

Ivy Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities - Q/NQ	11.775283	13.525052	14.86%	0	2010
	10.120509	11.775283	16.35%	0	2009

Ivy Funds Variable Insurance Portfolios, Inc. - Energy - Q/NQ	10.166203	12.237289	20.37%	0	2010
	7.332010	10.166203	38.66%	0	2009

Ivy Funds Variable Insurance Portfolios, Inc. - Global Natural Resources - Q/NQ	14.022839	16.202496	15.54%	0	2010
	8.182088	14.022839	71.38%	0	2009

Ivy Funds Variable Insurance Portfolios, Inc. - Growth - Q/NQ	9.177195	10.197493	11.12%	0	2010
	7.317036	9.177195	25.42%	0	2009

Ivy Funds Variable Insurance Portfolios, Inc. - High Income - Q/NQ	16.938603	19.202657	13.37%	0	2010
	11.720781	16.938603	44.52%	0	2009

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Ivy Funds Variable Insurance Portfolios, Inc. - International Core Equity - Q/NQ	13.976506	15.739132	12.61%	0	2010
	10.338765	13.976506	35.19%	0	2009

Ivy Funds Variable Insurance Portfolios, Inc. - International Growth - Q/NQ	10.255711	11.619294	13.30%	0	2010
	8.188744	10.255711	25.24%	0	2009

Ivy Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth - Q/NQ	11.108080	15.443225	39.03%	0	2010
	7.965527	11.108080	39.45%	0	2009

Ivy Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth - Q/NQ	12.301781	15.973683	29.85%	0	2010
	8.498265	12.301781	44.76%	0	2009

Ivy Funds Variable Insurance Portfolios, Inc. - Money Market - Q/NQ	10.925440	10.791524	-1.23%	0	2010
	10.957721	10.925440	-0.29%	0	2009

Ivy Funds Variable Insurance Portfolios, Inc. - Real Estate Securities - Q/NQ	11.093411	14.070885	26.84%	0	2010
	9.091936	11.093411	22.01%	0	2009

Ivy Funds Variable Insurance Portfolios, Inc. - Science and Technology - Q/NQ	13.095777	14.574112	11.29%	0	2010
	9.224232	13.095777	41.97%	0	2009

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Growth - Q/NQ	11.761678	14.957887	27.17%	0	2010
	8.845278	11.761678	32.97%	0	2009

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Value - Q/NQ	11.717157	14.619695	24.77%	0	2010
	9.192206	11.717157	27.47%	0	2009

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Ivy Funds Variable Insurance Portfolios, Inc. - Value - Q/NQ	11.895605	13.937519	17.17%	0	2010
	9.516843	11.895605	25.00%	0	2009

Optional Benefits Elected (Total 1.35%)
(Variable account charges of 1.35% of the daily net assets of the variable account)
Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	21.536641	23.089227	7.21%	36,868	2010
	17.458570	21.536641	23.36%	27,860	2009
	23.849566	17.458570	-26.80%	0	2008
	16.776691	23.849566	42.16%	0	2007
	14.153834	16.776691	18.53%	0	2006
	11.544564	14.153834	22.60%	0	2005
	10.328889	11.544564	11.77%	1,571	2004
	9.392441	10.328889	9.97%	0	2003
	9.218335	9.392441	1.89%	0	2002
	10.378704	9.218335	-11.18%	0	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Balanced - Q/NQ	12.020317	13.886852	15.53%	0	2010
	10.761534	12.020317	11.70%	0	2009
	13.808231	10.761534	-22.06%	0	2008
	12.315181	13.808231	12.12%	0	2007
	11.224846	12.315181	9.71%	0	2006
	10.834754	11.224846	3.60%	0	2005
	10.082166	10.834754	7.46%	0	2004
	8.581727	10.082166	17.48%	0	2003
	9.498424	8.581727	-9.65%	0	2002
	10.237361	9.498424	-7.22%	0	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Bond - Q/NQ	13.799018	14.434968	4.61%	0	2010
	13.052756	13.799018	5.72%	0	2009
	13.190241	13.052756	-1.04%	0	2008
	12.654334	13.190241	4.23%	0	2007
	12.304866	12.654334	2.84%	0	2006
	12.274629	12.304866	0.25%	552	2005
	11.977814	12.274629	2.48%	553	2004
	11.654058	11.977814	2.78%	0	2003
	10.840295	11.654058	7.51%	0	2002
	10.225161	10.840295	6.02%	0	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Core Equity - Q/NQ	9.112126	10.867496	19.26%	0	2010
	7.447726	9.112126	22.35%	0	2009
	11.574141	7.447726	-35.65%	0	2008
	10.289913	11.574141	12.48%	0	2007
	8.915827	10.289913	15.41%	0	2006
	8.290791	8.915827	7.54%	311	2005
	7.670241	8.290791	8.09%	1,635	2004
	6.630316	7.670241	15.68%	0	2003
	8.576410	6.630316	-22.69%	0	2002
	10.217829	8.576410	-16.06%	0	2001

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Ivy Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities - Q/NQ	11.741533	13.479459	14.80%	0	2010
	10.096623	11.741533	16.29%	0	2009
	15.970821	10.096623	-36.78%	0	2008
	13.871751	15.970821	15.13%	0	2007
	12.130615	13.871751	14.35%	0	2006
	10.878591	12.130615	11.51%	0	2005
	10.000000	10.878591	8.79%	667	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Energy - Q/NQ	10.147310	12.208363	20.31%	0	2010
	7.322087	10.147310	38.58%	0	2009
	13.782912	7.322087	-46.88%	0	2008
	9.235115	13.782912	49.24%	0	2007
	10.000000	9.235115	-7.65%	0	2006*

Ivy Funds Variable Insurance Portfolios, Inc. - Global Natural Resources - Q/NQ	13.990288	16.156723	15.49%	0	2010
	8.167233	13.990288	71.30%	0	2009
	21.482800	8.167233	-61.98%	0	2008
	15.176222	21.482800	41.56%	0	2007
	12.258287	15.176222	23.80%	0	2006
	10.000000	12.258287	22.58%	0	2005*

Ivy Funds Variable Insurance Portfolios, Inc. - Growth - Q/NQ	9.135013	10.145480	11.06%	0	2010
	7.287096	9.135013	25.36%	0	2009
	11.325270	11.591708	21.25%	0	2008
	9.340232	11.325270	21.25%	0	2007
	9.013667	9.340232	3.62%	0	2006
	8.214264	9.013667	9.73%	330	2005
	8.060111	8.214264	1.91%	2,071	2004
	6.639456	8.060111	21.40%	0	2003
	8.551777	6.639456	-22.36%	0	2002
	10.120762	8.551777	-15.50%	0	2001

Ivy Funds Variable Insurance Portfolios, Inc. - High Income - Q/NQ	16.860828	19.104821	13.31%	0	2010
	11.672865	16.860828	44.44%	0	2009
	15.134858	11.672865	-22.87%	0	2008
	14.772705	15.134858	2.45%	0	2007
	13.580319	14.772705	8.78%	0	2006
	13.424002	13.580319	1.16%	0	2005
	12.386029	13.424002	8.38%	0	2004
	10.485875	12.386029	18.12%	0	2003
	10.848937	10.485875	-3.35%	0	2002
	10.073496	10.848937	7.70%	0	2001

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Ivy Funds Variable Insurance Portfolios, Inc. - International Core Equity - Q/NQ	13.936483	15.686119	12.55%	0	2010
	10.314372	13.936483	35.12%	0	2009
	18.108636	10.314372	-43.04%	0	2008
	16.707281	18.108636	8.39%	0	2007
	13.065701	16.707281	27.87%	0	2006
	11.914060	13.065701	9.67%	0	2005
	10.000000	11.914060	19.14%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - International Growth - Q/NQ	10.208611	11.560074	13.24%	0	2010
	8.155274	10.208611	25.18%	0	2009
	14.289549	8.155274	-42.93%	0	2008
	11.942881	14.289549	19.65%	0	2007
	10.005986	11.942881	19.36%	0	2006
	8.707966	10.005986	14.91	100	2005
	7.743155	8.707966	12.46%	931	2004
	6.284412	7.743155	23.21%	0	2003
	7.783412	6.284412	-19.26%	0	2002
	10.146627	7.783412	-23.29%	0	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth - Q/NQ	11.076239	15.391166	38.96%	0	2010
	7.946718	11.076239	39.38%	0	2009
	15.502319	7.946718	-48.74%	0	2008
	14.758110	15.502319	5.04%	0	2007
	13.325346	14.758110	10.75%	0	2006
	11.175159	13.325346	19.24%	0	2005
	10.000000	11.175159	11.75%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth - Q/NQ	12.273217	15.928539	29.78%	0	2010
	8.482834	12.273217	44.68%	0	2009
	13.484181	8.482834	-37.09%	0	2008
	12.138313	13.484181	11.09%	0	2007
	11.334146	12.138313	7.10%	0	2006
	10.000000	11.334146	13.34%	0	2005*

Ivy Funds Variable Insurance Portfolios, Inc. - Money Market - Q/NQ	10.875279	10.736537	-1.28%	2,096	2010
	10.912941	10.875279	-0.35%	2,096	2009
	10.825801	10.912941	0.80%	2,096	2008
	10.490512	10.825801	3.20%	2,096	2007
	10.193550	10.490512	2.91%	2,096	2006
	10.081634	10.193550	1.11%	2,096	2005
	10.149231	10.081634	-0.67%	2,096	2004
	10.235391	10.149231	-0.84%	2,096	2003
	10.258607	10.235391	-0.23%	2,096	2002
	10.038962	10.258607	2.19%	0	2001

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Ivy Funds Variable Insurance Portfolios, Inc. - Real Estate Securities - Q/NQ	11.062968	14.025164	26.78%	0	2010
	9.071602	11.062968	21.95%	0	2009
	14.377204	9.071602	-36.90%	0	2008
	17.364934	14.377204	-17.21%	0	2007
	13.530925	17.364934	28.34%	0	2006
	12.375222	13.530925	9.34%	0	2005
	10.000000	12.375222	23.75%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Science and Technology - Q/NQ	13.035669	14.499873	11.23%	0	2010
	9.186540	13.035669	41.90%	0	2009
	14.086239	9.186540	-34.78%	0	2008
	11.482107	14.086239	22.68%	0	2007
	10.789405	11.482107	6.42%	0	2006
	9.328008	10.789405	15.67%	192	2005
	8.133866	9.328008	14.68%	973	2004
	6.320134	8.133866	28.70%	0	2003
	8.428424	6.320134	-25.01%	0	2002
	9.700236	8.428424	-13.11%	0	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Growth - Q/NQ	11.707629	14.881623	27.11%	0	2010
	8.809091	11.707629	32.90%	0	2009
	14.681628	8.809091	-40.00%	0	2008
	13.111434	14.681628	11.98%	0	2007
	12.651061	13.111434	3.64%	0	2006
	11.360146	12.651061	11.36%	232	2005
	10.075450	11.360146	12.75%	876	2004
	7.522476	10.075450	33.94%	0	2003
	9.750175	7.522476	-22.85%	0	2002
	10.079320	9.750175	-3.27%	0	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Value - Q/NQ	11.683591	14.570436	24.71%	0	2010
	9.170527	11.683591	27.40%	0	2009
	12.584829	9.170527	-27.13%	0	2008
	13.307620	12.584829	-5.43%	0	2007
	11.544597	13.307620	15.27%	0	2006
	11.235863	11.544597	2.75%	0	2005
	10.000000	11.235863	12.36%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Value - Q/NQ	11.843457	13.869405	17.11%	0	2010
	9.479928	11.843457	24.93%	0	2009
	14.519552	9.479928	-34.71%	0	2008
	14.445411	14.519552	0.51%	0	2007
	12.527720	14.445411	15.31%	0	2006
	12.160795	12.527720	3.02%	0	2005
	10.747082	12.160795	13.15%	0	2004
	8.707493	10.747082	23.42%	0	2003
	10.110263	8.707493	-13.87%	0	2002
	10.000000	10.110263	1.10%	0	2001*

Optional Benefits Elected (Total 1.40%)
(Variable account charges of 1.40% of the daily net assets of the variable account)
Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	21.437776	22.971594	7.15%	15,105	2010
	17.387222	21.437776	23.30%	11,501	2009
	23.764165	17.387222	-26.83%	0	2008
	16.725131	23.764165	42.09%	0	2007
	14.117463	16.725131	18.47%	0	2006
	11.520707	14.117463	22.54%	0	2005
	10.312774	11.520707	11.71%	0	2004
	9.382539	10.312774	9.91%	3,396	2003
	9.213277	9.382539	1.84%	0	2002
	10.378305	9.213277	-11.23%	0	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Balanced - Q/NQ	11.965071	13.816023	15.47%	0	2010
	10.717497	11.965071	11.64%	0	2009
	13.758704	10.717497	-22.10%	0	2008
	12.277275	13.758704	12.07%	0	2007
	11.195965	12.277275	9.66%	0	2006
	10.812343	11.195965	3.55%	0	2005
	10.066413	10.812343	7.41%	0	2004
	8.572656	10.066413	17.42%	0	2003
	9.493209	8.572656	-9.70%	0	2002
	10.236967	9.493209	-7.27%	0	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Bond - Q/NQ	13.735645	14.361399	4.56%	0	2010
	12.999393	13.735645	5.66%	0	2009
	13.142968	12.999393	-1.09%	0	2008
	12.615409	13.142968	4.18%	0	2007
	12.273207	12.615409	2.79%	0	2006
	12.249247	12.273207	0.20%	0	2005
	11.959114	12.249247	2.43%	0	2004
	11.641762	11.959114	2.73%	0	2003
	10.834346	11.641762	7.45%	0	2002
	10.224762	10.834346	5.96%	0	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Core Equity - Q/NQ	9.070232	10.812068	19.20%	0	2010
	7.417242	9.070232	22.29%	0	2009
	11.532634	7.417242	-35.68%	0	2008
	10.258238	11.532634	12.42%	0	2007
	8.892873	10.258238	15.35%	0	2006
	8.273622	8.892873	7.48%	0	2005
	7.658251	8.273622	8.04%	0	2004
	6.623314	7.658251	15.63%	0	2003
	8.571702	6.623314	-22.73%	0	2002
	10.217435	8.571702	-16.11%	0	2001

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Ivy Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities - Q/NQ	11.707896	13.434029	14.74%	0	2010
	10.072796	11.707896	16.23%	0	2009
	15.941224	10.072796	-36.81%	0	2008
	13.853107	15.941224	15.07%	0	2007
	12.120427	13.853107	14.30%	0	2006
	10.874951	12.120427	11.45%	0	2005
	10.000000	10.874951	8.75%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Energy - Q/NQ	10.128417	12.179450	20.25%	0	2010
	7.312172	10.128417	38.51%	0	2009
	13.771261	7.312172	-46.90%	0	2008
	9.232018	13.771261	49.17%	0	2007
	10.000000	9.232018	-7.68%	0	2006*

Ivy Funds Variable Insurance Portfolios, Inc. - Global Natural Resources - Q/NQ	13.957798	16.111040	15.43%	0	2010
	8.152394	13.957798	71.21%	0	2009
	21.454694	8.152394	-62.00%	0	2008
	15.164090	21.454694	41.48%	0	2007
	12.254682	15.164090	23.74%	0	2006
	10.000000	12.254682	22.55%	0	2005*

Ivy Funds Variable Insurance Portfolios, Inc. - Growth - Q/NQ	9.093046	10.093765	11.01%	1,601	2010
	7.257296	9.093046	25.30%	1,601	2009
	11.284674	11.550158	21.19%	1,601	2008
	9.311491	11.284674	21.19%	1,601	2007
	8.990484	9.311491	3.57%	1,601	2006
	8.197271	8.990484	9.68%	1,601	2005
	8.047508	8.197271	1.86%	0	2004
	6.632425	8.047508	21.34%	0	2003
	8.547071	6.632425	-22.40%	0	2002
	10.120370	8.547071	-15.55%	0	2001

Ivy Funds Variable Insurance Portfolios, Inc. - High Income - Q/NQ	16.783392	19.007440	13.25%	0	2010
	11.625141	16.783392	44.37%	0	2009
	15.080637	11.625141	-22.91%	0	2008
	14.727288	15.080637	2.40%	0	2007
	13.545407	14.727288	8.73%	0	2006
	13.396264	13.545407	1.11%	0	2005
	12.366698	13.396264	8.33%	0	2004
	10.474808	12.366698	18.06%	2,774	2003
	10.842987	10.474808	-3.40%	0	2002
	10.073104	10.842987	7.64%	0	2001

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Ivy Funds Variable Insurance Portfolios, Inc. - International Core Equity - Q/NQ	13.896517	15.633218	12.50%	0	2010
	10.290009	13.896517	35.05%	0	2009
	18.075056	10.290009	-43.07%	0	2008
	16.684799	18.075056	8.33%	0	2007
	13.054725	16.684799	27.81%	0	2006
	11.910063	13.054725	9.61%	0	2005
	10.000000	11.910063	19.10%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - International Growth - Q/NQ	10.161734	11.501171	13.18%	0	2010
	8.121931	10.161734	25.11%	0	2009
	14.238353	8.121931	-42.96%	0	2008
	11.906157	14.238353	19.59%	0	2007
	9.980259	11.906157	19.30%	0	2006
	8.689963	9.980259	14.85%	0	2005
	7.731058	8.689963	12.40%	0	2004
	6.277773	7.731058	23.15%	4,752	2003
	7.779138	6.277773	-19.30%	0	2002
	10.146233	7.779138	-23.33%	0	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth - Q/NQ	11.044474	15.339259	38.89%	0	2010
	7.927952	11.044474	39.31%	0	2009
	15.473577	7.927952	-48.76%	0	2008
	14.738266	15.473577	4.99%	0	2007
	13.314163	14.738266	10.70%	0	2006
	11.171414	13.314163	19.18%	0	2005
	10.000000	11.171414	11.71%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth - Q/NQ	12.244733	15.883535	29.72%	0	2010
	8.467438	12.244733	44.61%	0	2009
	13.466549	8.467438	-37.12%	0	2008
	12.128625	13.466549	11.03%	0	2007
	11.330819	12.128625	7.04%	0	2006
	10.000000	11.330819	13.31%	0	2005*

Ivy Funds Variable Insurance Portfolios, Inc. - Money Market - Q/NQ	10.825323	10.681798	-1.33%	0	2010
	10.868319	10.825323	-0.40%	0	2009
	10.787001	10.868319	0.75%	0	2008
	10.458245	10.787001	3.14%	0	2007
	10.167335	10.458245	2.86%	0	2006
	10.060792	10.167335	1.06%	0	2005
	10.133385	10.060792	-0.72%	1,326	2004
	10.224593	10.133385	-0.89%	30,573	2003
	10.252980	10.224593	-0.28%	178,164	2002
	10.038572	10.252980	2.14%	179,797	2001

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Ivy Funds Variable Insurance Portfolios, Inc. - Real Estate Securities - Q/NQ	11.032647	13.979662	26.71%	0	2010
	9.051323	11.032647	21.89%	0	2009
	14.352365	9.051323	-36.93%	0	2008
	17.343772	14.352365	-17.25%	0	2007
	13.521259	17.343772	28.27%	0	2006
	12.372627	13.521259	9.28%	0	2005
	10.000000	12.372627	23.73%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Science and Technology - Q/NQ	12.975718	14.425883	11.18%	0	2010
	9.148931	12.975718	41.83%	0	2009
	14.035701	9.148931	-34.82%	0	2008
	11.446744	14.035701	22.62%	0	2007
	10.761615	11.446744	6.37%	0	2006
	9.308682	10.761615	15.61%	0	2005
	8.121139	9.308682	14.62%	0	2004
	6.313444	8.121139	28.63%	0	2003
	8.423783	6.313444	-25.05%	0	2002
	9.699859	8.423783	-13.16%	0	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Growth - Q/NQ	11.653828	14.805737	27.05%	0	2010
	8.773057	11.653828	32.84%	0	2009
	14.629001	8.773057	-40.03%	0	2008
	13.071098	14.629001	11.92%	0	2007
	12.618519	13.071098	3.59%	0	2006
	11.336648	12.618519	11.31%	0	2005
	10.059709	11.336648	12.69%	0	2004
	7.514524	10.059709	33.87%	3,523	2003
	9.744819	7.514524	-22.89%	0	2002
	10.078933	9.744819	-3.31%	0	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Value - Q/NQ	11.650080	14.521283	24.65%	0	2010
	9.148852	11.650080	27.34%	0	2009
	12.561482	9.148852	-27.17%	0	2008
	13.289727	12.561482	-5.48%	0	2007
	11.534902	13.289727	15.21%	0	2006
	11.232101	11.534902	2.70%	0	2005
	10.000000	11.232101	12.32%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Value - Q/NQ	11.791530	13.801594	17.05%	0	2010
	9.443149	11.791530	24.87%	0	2009
	14.470565	9.443149	-34.74%	0	2008
	14.404009	14.470565	0.46%	0	2007
	12.498129	14.404009	15.25%	0	2006
	12.138190	12.498129	2.97%	0	2005
	10.732552	12.138190	13.10%	0	2004
	8.700123	10.732552	23.36%	0	2003
	10.106838	8.700123	-13.92%	0	2002
	10.000000	10.106838	1.07%	0	2001*

No Optional Benefits Elected (Total 1.45%)
(Variable account charges of 1.45% of the daily net assets of the variable account)
Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	21.339290	22.854476	7.10%	1,558	2010
	17.316121	21.339290	23.23%	1,068	2009

Ivy Funds Variable Insurance Portfolios, Inc. - Balanced - Q/NQ	11.910088	13.745560	15.41%	0	2010
	10.673658	11.910088	11.58%	0	2009

Ivy Funds Variable Insurance Portfolios, Inc. - Bond - Q/NQ	13.672558	14.288186	4.50%	0	2010
	12.946253	13.672558	5.61%	0	2009

Ivy Funds Variable Insurance Portfolios, Inc. - Core Equity - Q/NQ	9.028535	10.756905	19.14%	0	2010
	7.386893	9.028535	22.22%	0	2009

Ivy Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities - Q/NQ	11.674312	13.388716	14.69%	0	2010
	10.048999	11.674312	16.17%	0	2009

Ivy Funds Variable Insurance Portfolios, Inc. - Energy - Q/NQ	10.109575	12.150640	20.19%	0	2010
	7.302270	10.109575	38.44%	0	2009

Ivy Funds Variable Insurance Portfolios, Inc. - Global Natural Resources - Q/NQ	13.925363	16.065455	15.37%	0	2010
	8.137576	13.925363	71.12%	0	2009

Ivy Funds Variable Insurance Portfolios, Inc. - Growth - Q/NQ	9.051220	10.042237	10.95%	0	2010
	7.227579	9.051220	25.23%	0	2009

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Ivy Funds Variable Insurance Portfolios, Inc. - High Income - Q/NQ	16.706287	18.910527	13.19%	0	2010
	11.577595	16.706287	44.30%	0	2009

Ivy Funds Variable Insurance Portfolios, Inc. - International Core Equity - Q/NQ	13.856693	15.580528	12.44%	0	2010
	10.265731	13.856693	34.98%	0	2009

Ivy Funds Variable Insurance Portfolios, Inc. - International Growth - Q/NQ	10.114961	11.442428	13.12%	0	2010
	8.088650	10.114961	25.05%	0	2009

Ivy Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth - Q/NQ	11.012783	15.287512	38.82%	0	2010
	7.909214	11.012783	39.24%	0	2009

Ivy Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth - Q/NQ	12.216300	15.838607	29.65%	0	2010
	8.452058	12.216300	44.54%	0	2009

Ivy Funds Variable Insurance Portfolios, Inc. - Money Market - Q/NQ	10.775566	10.627308	-1.38%	0	2010
	10.823855	10.775566	-0.45%	0	2009

Ivy Funds Variable Insurance Portfolios, Inc. - Real Estate Securities - Q/NQ	11.002362	13.934228	26.65%	0	2010
	9.031064	11.002362	21.83%	0	2009

Ivy Funds Variable Insurance Portfolios, Inc. - Science and Technology - Q/NQ	12.916083	14.352317	11.12%	0	2010
	9.111503	12.916083	41.76%	0	2009

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Growth - Q/NQ	11.600255	14.730215	26.98%	0	2010
	8.737149	11.600255	32.77%	0	2009

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Value - Q/NQ	11.616664	14.472308	24.58%	0	2010
	9.127238	11.616664	27.27%	0	2009

Ivy Funds Variable Insurance Portfolios, Inc. - Value - Q/NQ	11.739761	13.734047	16.99%	0	2010
	9.406465	11.739761	24.81%	0	2009

No Optional Benefits Elected (Total 1.50%)
(Variable account charges of 1.50% of the daily net assets of the variable account)
Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	21.241206	22.737900	7.05%	3,123	2010
	17.245268	21.241206	23.17%	2,754	2009

Ivy Funds Variable Insurance Portfolios, Inc. - Balanced - Q/NQ	11.855361	13.675472	15.35%	0	2010
	10.630008	11.855361	11.53%	0	2009

Ivy Funds Variable Insurance Portfolios, Inc. - Bond - Q/NQ	13.609656	14.215248	4.45%	0	2010
	12.893227	13.609656	5.56%	0	2009

Ivy Funds Variable Insurance Portfolios, Inc. - Core Equity - Q/NQ	8.987013	10.702011	19.08%	0	2010
	7.356649	8.987013	22.16%	0	2009

Ivy Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities - Q/NQ	11.640805	13.343524	14.63%	0	2010
	10.025248	11.640805	16.11%	0	2009

Ivy Funds Variable Insurance Portfolios, Inc. - Energy - Q/NQ	10.090761	12.121889	20.13%	0	2010
	7.292379	10.090761	38.37%	0	2009

Ivy Funds Variable Insurance Portfolios, Inc. - Global Natural Resources - Q/NQ	13.892971	16.019968	15.31%	0	2010
	8.122768	13.892971	71.04%	0	2009

Ivy Funds Variable Insurance Portfolios, Inc. - Growth - Q/NQ	9.009596	9.990997	10.89%	0	2010
	7.197988	9.009596	25.17%	0	2009

Ivy Funds Variable Insurance Portfolios, Inc. - High Income - Q/NQ	16.629468	18.814028	13.14%	0	2010
	11.530197	16.629468	44.23%	0	2009

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Ivy Funds Variable Insurance Portfolios, Inc. - International Core Equity - Q/NQ	13.816939	15.527959	12.38%	0	2010
	10.241473	13.816939	34.91%	0	2009

Ivy Funds Variable Insurance Portfolios, Inc. - International Growth - Q/NQ	10.068497	11.384104	13.07%	0	2010
	8.055580	10.068497	24.99%	0	2009

Ivy Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth - Q/NQ	10.981172	15.235905	38.75%	0	2010
	7.890513	10.981172	39.17%	0	2009

Ivy Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth - Q/NQ	12.187896	15.793798	29.59%	0	2010
	8.436686	12.187896	44.46%	0	2009

Ivy Funds Variable Insurance Portfolios, Inc. - Money Market - Q/NQ	10.726018	10.573080	-1.43%	0	2010
	10.779554	10.726018	-0.50%	0	2009

Ivy Funds Variable Insurance Portfolios, Inc. - Real Estate Securities - Q/NQ	10.972156	13.888934	26.58%	0	2010
	9.010845	10.972156	21.77%	0	2009

Ivy Funds Variable Insurance Portfolios, Inc. - Science and Technology - Q/NQ	12.856680	14.279070	11.06%	0	2010
	9.074204	12.856680	41.68%	0	2009

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Growth - Q/NQ	11.546893	14.655031	26.92%	0	2010
	8.701372	11.546893	32.70%	0	2009

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Value - Q/NQ	11.583328	14.423459	24.52%	0	2010
	9.105666	11.583328	27.21%	0	2009

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Ivy Funds Variable Insurance Portfolios, Inc. - Value - Q/NQ	11.688226	13.666821	16.93%	0	2010
	9.369914	11.688226	24.74%	0	2009

No Optional Benefits Elected (Total 1.70%)
(Variable account charges of 1.70% of the daily net assets of the variable account)
Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	20.852791	22.276829	6.83%	0	2010
	16.964338	20.852791	22.92%	0	2009
	23.257023	16.964338	-27.06%	0	2008
	16.418374	23.257023	41.65%	120	2007

Ivy Funds Variable Insurance Portfolios, Inc. - Balanced - Q/NQ	11.638487	13.398066	15.12%	0	2010
	10.456774	11.638487	11.30%	0	2009
	13.465010	10.456774	-22.34%	0	2008
	12.052049	13.465010	11.72%	0	2007

Ivy Funds Variable Insurance Portfolios, Inc. - Bond - Q/NQ	13.360796	13.926979	4.24%	0	2010
	12.683211	13.360796	5.34%	0	2009
	12.862422	12.683211	-1.39%	0	2008
	12.383989	12.862422	3.86%	0	2007

Ivy Funds Variable Insurance Portfolios, Inc. - Core Equity - Q/NQ	8.822581	10.484885	18.84%	0	2010
	7.236741	8.822581	21.91%	0	2009
	11.286404	7.236741	-35.88%	0	2008
	10.070006	11.286404	12.08%	113	2007

Ivy Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities - Q/NQ	11.507593	13.164071	14.39%	0	2010
	9.930690	11.507593	15.88%	0	2009
	15.764411	9.930690	-37.01%	0	2008
	13.741488	15.764411	14.72%	102	2007

Ivy Funds Variable Insurance Portfolios, Inc. - Energy - Q/NQ	10.015701	12.007318	19.88%	0	2010
	7.252869	10.015701	38.09%	0	2009
	13.701387	7.252869	-47.06%	0	2008
	9.213342	13.701387	48.71%	0	2007

Ivy Funds Variable Insurance Portfolios, Inc. - Global Natural Resources - Q/NQ	13.764038	15.839098	15.08%	0	2010
	8.063765	13.764038	70.69%	0	2009
	21.286548	8.063765	-62.12%	0	2008
	15.091398	21.286548	41.05%	0	2007

Ivy Funds Variable Insurance Portfolios, Inc. - Growth - Q/NQ	8.844736	9.788265	10.67%	0	2010
	7.080651	8.844736	24.91%	0	2009
	11.043691	11.303512	20.82%	124	2008
	9.140601	11.043691	20.82%	124	2007

Ivy Funds Variable Insurance Portfolios, Inc. - High Income - Q/NQ	16.325432	18.432572	12.91%	0	2010
	11.342388	16.325432	43.93%	0	2009
	14.758773	11.342388	-23.15%	0	2008
	14.457179	14.758773	2.09%	0	2007

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Ivy Funds Variable Insurance Portfolios, Inc. - International Core Equity - Q/NQ	13.658835	15.319156	12.16%	0	2010
	10.144879	13.658835	34.64%	0	2009
	17.874630	10.144879	-43.24%	0	2008
	16.550400	17.874630	8.00%	0	2007

Ivy Funds Variable Insurance Portfolios, Inc. - International Growth - Q/NQ	9.884276	11.153154	12.84%	0	2010
	7.924271	9.884276	24.73%	0	2009
	13.934345	7.924271	-43.13%	0	2008
	11.687682	13.934345	19.22%	0	2007

Ivy Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth - Q/NQ	10.855496	15.031011	38.46%	0	2010
	7.816076	10.855496	38.89%	0	2009
	15.301934	7.816076	-48.92%	0	2008
	14.619514	15.301934	4.67%	0	2007

Ivy Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth - Q/NQ	12.074847	15.615560	29.32%	0	2010
	8.375425	12.074847	44.17%	0	2009
	13.360973	8.375425	-37.31%	0	2008
	12.070453	13.360973	10.69%	0	2007

Ivy Funds Variable Insurance Portfolios, Inc. - Money Market - Q/NQ	10.529841	10.358628	-1.63%	0	2010
	10.603928	10.529841	-0.70%	0	2009
	10.556708	10.603928	0.45%	0	2008
	10.266377	10.556708	2.83%	0	2007

Ivy Funds Variable Insurance Portfolios, Inc. - Real Estate Securities - Q/NQ	10.851996	13.708993	26.33%	0	2010
	8.930324	10.851996	21.52%	0	2009
	14.203946	8.930324	-37.13%	0	2008
	17.217135	14.203946	-17.50%	0	2007

Ivy Funds Variable Insurance Portfolios, Inc. - Science and Technology - Q/NQ	12.621457	13.989390	10.84%	0	2010
	8.926298	12.621457	41.40%	0	2009
	13.736038	8.926298	-35.02%	0	2008
	11.236701	13.736038	22.24%	0	2007

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Growth - Q/NQ	11.335587	14.357661	26.66%	0	2010
	8.559510	11.335587	32.43%	0	2009
	14.316607	8.559510	-40.21%	0	2008
	12.831230	14.316607	11.58%	0	2007

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Value - Q/NQ	11.450753	14.229454	24.27%	0	2010
	9.019763	11.450753	26.95%	0	2009
	12.422115	9.019763	-27.39%	0	2008
	13.182617	12.422115	-5.77%	0	2007

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Ivy Funds Variable Insurance Portfolios, Inc. - Value - Q/NQ	11.484061	13.400873	16.69%	0	2010
	9.224987	11.484061	24.49%	0	2009
	14.179523	9.224987	-34.94%	0	2008
	14.157624	14.179523	0.15%	0	2007

Maximum Optional Benefits Elected (Total 2.80%)
(Variable account charges of 2.80% of the daily net assets of the variable account)
Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	19.652954	20.760351	5.63%	0	2010
	16.168989	19.652954	21.55%	0	2009
	22.417819	16.168989	-27.87%	0	2008
	16.005782	22.417819	40.06%	0	2007
	13.704227	16.005782	16.79%	0	2006
	11.343944	13.704227	20.81%	0	2005
	10.300721	11.343944	10.13%	0	2004
	9.506527	10.300721	8.35%	0	2003

Ivy Funds Variable Insurance Portfolios, Inc. - Balanced - Q/NQ	10.570796	12.032915	13.83%	0	2010
	9.604960	10.570796	10.06%	0	2009
	12.508307	9.604960	-23.21%	0	2008
	11.323087	12.508307	10.47%	0	2007
	10.474097	11.323087	8.11%	0	2006
	10.260460	10.474097	2.08%	0	2005
	9.690154	10.260460	5.89%	0	2004
	8.370998	9.690154	15.76%	0	2003

Ivy Funds Variable Insurance Portfolios, Inc. - Bond - Q/NQ	11.681880	12.040709	3.07%	0	2010
	11.214898	11.681880	4.16%	0	2009
	11.502043	11.214898	-2.50%	0	2008
	11.200188	11.502043	2.70%	0	2007
	11.052868	11.200188	1.33%	0	2006
	11.189734	11.052868	-1.22%	0	2005
	11.082030	11.189734	0.97%	0	2004
	10.943352	11.082030	1.27%	0	2003

Ivy Funds Variable Insurance Portfolios, Inc. - Core Equity - Q/NQ	8.448798	9.928474	17.51%	0	2010
	7.008546	8.448798	20.55%	0	2009
	11.054510	7.008546	-36.60%	0	2008
	9.975291	11.054510	10.82%	0	2007
	8.771760	9.975291	13.72%	0	2006
	8.278115	8.771760	5.96%	0	2005
	7.772745	8.278115	6.50%	0	2004
	6.819099	7.772745	13.98%	0	2003

Ivy Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities - Q/NQ	10.797206	12.213336	13.12%	0	2010
	9.423117	10.797206	14.58%	0	2009
	15.128349	9.423117	-37.71%	0	2008
	13.337066	15.128349	13.43%	0	2007
	11.836465	13.337066	12.68%	0	2006
	10.772620	11.836465	9.88%	0	2005
	10.000000	10.772620	7.73%	0	2004*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Ivy Funds Variable Insurance Portfolios, Inc. - Energy - Q/NQ	9.610222	11.392391	18.54%	0	2010
	7.038022	9.610222	36.55%	0	2009
	13.446447	7.038022	-47.66%	0	2008
	9.144739	13.446447	47.04%	0	2007
	10.000000	9.144739	-8.55%	0	2006*

Ivy Funds Variable Insurance Portfolios, Inc. - Global Natural Resources - Q/NQ	13.071587	14.874127	13.79%	0	2010
	7.744754	13.071587	68.78%	0	2009
	20.676931	7.744754	-62.54%	0	2008
	14.825960	20.676931	39.46%	0	2007
	12.153472	14.825960	21.99%	0	2006
	10.000000	12.153472	21.53%	0	2005*

Ivy Funds Variable Insurance Portfolios, Inc. - Growth - Q/NQ	8.597336	9.408117	9.43%	0	2010
	6.960452	8.597336	23.52%	0	2009
	10.979339	11.237671	19.46%	0	2008
	9.190708	10.979339	19.46%	0	2007
	9.001334	9.190708	2.10%	0	2006
	8.325002	9.001334	8.12%	0	2005
	8.290621	8.325002	0.41%	0	2004
	6.931091	8.290621	19.61%	0	2003

Ivy Funds Variable Insurance Portfolios, Inc. - High Income - Q/NQ	13.925222	15.546743	11.64%	0	2010
	9.784136	13.925222	42.32%	0	2009
	12.875368	9.784136	-24.01%	0	2008
	12.755755	12.875368	0.94%	0	2007
	11.900546	12.755755	7.19%	0	2006
	11.938557	11.900546	-0.32%	0	2005
	11.179707	11.938557	6.79%	0	2004
	9.605697	11.179707	16.39%	0	2003

Ivy Funds Variable Insurance Portfolios, Inc. - International Core Equity - Q/NQ	12.815641	14.212861	10.90%	0	2010
	9.626346	12.815641	33.13%	0	2009
	17.153451	9.626346	-43.88%	0	2008
	16.063325	17.153451	6.79%	0	2007
	12.748863	16.063325	26.00%	0	2006
	11.798026	12.748863	8.06%	0	2005
	10.000000	11.798026	17.98%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - International Growth - Q/NQ	9.610451	10.723001	11.58%	0	2010
	7.791929	9.610451	23.34%	0	2009
	13.857069	7.791929	-43.77%	0	2008
	11.755038	13.857069	17.88%	0	2007
	9.995073	11.755038	17.61%	0	2006
	8.827805	9.995073	13.22%	0	2005
	7.966760	8.827805	10.81%	0	2004
	6.562269	7.966760	21.40%	0	2003

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Ivy Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth - Q/NQ	10.185138	13.945237	36.92%	0	2010
	7.416376	10.185138	37.33%	0	2009
	14.684333	7.416376	-49.49%	0	2008
	14.189117	14.684333	3.49%	0	2007
	13.002256	14.189117	9.13%	0	2006
	11.066232	13.002256	17.49%	0	2005
	10.000000	11.066232	10.66%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth - Q/NQ	11.467602	14.664542	27.88%	0	2010
	8.044204	11.467602	42.56%	0	2009
	12.978190	8.044204	-38.02%	0	2008
	11.858028	12.978190	9.45%	0	2007
	11.237173	11.858028	5.53%	0	2006
	10.000000	11.237173	12.37%	0	2005*

Ivy Funds Variable Insurance Portfolios, Inc. - Money Market - Q/NQ	9.417230	9.160439	-2.73%	0	2010
	9.590812	9.417230	-1.81%	0	2009
	9.656159	9.590812	-0.68%	0	2008
	9.497453	9.656159	1.67%	0	2007
	9.365891	9.497453	1.40%	0	2006
	9.400865	9.365891	-0.37	0	2005
	9.605078	9.400865	-2.13%	0	2004
	9.831120	9.605078	-2.30%	0	2003

Ivy Funds Variable Insurance Portfolios, Inc. - Real Estate Securities - Q/NQ	10.210136	12.754096	24.92%	0	2010
	8.497343	10.210136	20.16%	0	2009
	13.669019	8.497343	-37.84%	0	2008
	16.757405	13.669019	-18.43%	0	2007
	13.251580	16.757405	26.46%	0	2006
	12.299980	13.251580	7.74%	0	2005
	10.000000	12.299980	23.00%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Science and Technology - Q/NQ	13.090188	14.346713	9.60%	0	2010
	9.362521	13.090188	39.81%	0	2009
	14.570724	9.362521	-35.74%	0	2008
	12.055072	14.570724	20.87%	0	2007
	11.496340	12.055072	4.86%	0	2006
	10.086950	11.496340	13.97%	0	2005
	8.926830	10.086950	13.00%	0	2004
	7.039641	8.926830	26.81%	0	2003

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Growth - Q/NQ	10.409485	13.037331	25.24%	0	2010
	7.949149	10.409485	30.95%	0	2009
	13.446624	7.949149	-40.88%	0	2008
	12.188637	13.446624	10.32%	0	2007
	11.935708	12.188637	2.12%	0	2006
	10.877102	11.935708	9.73%	0	2005
	9.790918	10.877102	11.09%	0	2004
	7.418922	9.790918	31.97%	0	2003

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Value - Q/NQ	10.743728	13.201648	22.88%	0	2010
	8.558615	10.743728	25.53%	0	2009
	11.920731	8.558615	-28.20%	0	2008
	12.794570	11.920731	-6.83%	0	2007
	11.264615	12.794570	13.58%	0	2006
	11.126396	11.264615	1.24%	0	2005
	10.000000	11.126396	11.26%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Value - Q/NQ	10.416479	12.019229	15.39%	0	2010
	8.462112	10.416479	23.10%	0	2009
	13.154524	8.462112	-35.67%	0	2008
	13.283672	13.154524	-0.97%	0	2007
	11.691521	13.283672	13.62%	0	2006
	11.517861	11.691521	1.51%	0	2005
	10.330666	11.517861	11.49%	0	2004
	8.494827	10.330666	21.61%	0	2003

Unassociated Document
Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

Contract Owners of Nationwide Variable Account-9:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-9 (comprised of the sub-accounts listed in note 1(b) (collectively, “the Accounts”)) as of December 31, 2010, and the related statements of operations for the year then ended, the statements of changes in contract owners’ equity for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2010, the results of their operations for the year then ended, the changes in contract owners’ equity for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/    KPMG LLP

Columbus, Ohio

March 9, 2011

2

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2010

Assets:
Investments at fair value:
Capital Manager Equity VIF (BBCMAG)
109,591 shares (cost $889,789)	$732,067
Large Cap VIF (BBGI)
152,315 shares (cost $1,639,035)	1,280,969
Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class III (MLVGA3)
2,047,844 shares (cost $27,807,899)	29,673,261
Credit Suisse Trust- International Equity Flex III Portfolio (CSIEF3)
168,822 shares (cost $982,319)	1,109,158
U.S. Equity Flex I Portfolio (WSCP)
335,743 shares (cost $3,865,834)	4,784,332
VA International Equity Fund (HVIE)
340 shares (cost $4,879)	4,922
VA Situs Fund (HVSIT)
1,022 shares (cost $15,310)	15,314
Insurance Trust - Insurance Trust Mid Cap Value Portfolio 1 (JPMMV1)
1,751,577 shares (cost $7,970,968)	11,910,724
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)
3,849 shares (cost $101,953)	113,234
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
3,458,344 shares (cost $112,546,355)	121,872,026
Janus Aspen Series - Global Technology Portfolio - Service II Shares (JAGTS2)
2,903,750 shares (cost $12,461,579)	16,812,712
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)
3,502,714 shares (cost $12,842,509)	19,825,363
Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)
2,159,454 shares (cost $105,508,833)	121,706,804
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)
1,440,470 shares (cost $46,140,535)	80,723,941
Investors Growth Stock Series - Service Class (MIGSC)
17,548 shares (cost $160,550)	188,812
Mid Cap Growth Series - Service Class (MMCGSC)
291,698 shares (cost $1,705,241)	1,703,518
New Discovery Series - Service Class (MNDSC)
69,976 shares (cost $874,429)	1,241,374
Value Series - Service Class (MVFSC)
2,827,042 shares (cost $33,126,730)	36,270,955
Variable Insurance Trust II - International Value Portfolio - Service Class (MVIVSC)
65,927 shares (cost $944,792)	1,017,260
Core Plus Fixed Income Portfolio - Class I (MSVFI)
367,346 shares (cost $3,691,806)	3,677,135
Core Plus Fixed Income Portfolio - Class II (MSVF2)
88,892 shares (cost $922,186)	888,035
Emerging Markets Debt Portfolio - Class I (MSEM)
1,442,346 shares (cost $11,346,584)	11,740,693
Mid Cap Growth Portfolio - Class I (MSVMG)
5,660 shares (cost $50,732)	68,596
U.S. Real Estate Portfolio - Class I (MSVRE)
86,368 shares (cost $756,541)	1,115,007
AllianceBernstein NVIT Global Fixed Income Fund - Class III (NVAGF3)
140,179 shares (cost $1,589,853)	1,537,762
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
12,413,785 shares (cost $173,307,178)	176,151,613
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)
249,875 shares (cost $3,478,515)	3,535,733
(Continued)

3

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2010

American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
1,997,661 shares (cost $33,390,152)	34,579,508
American Funds NVIT Bond Fund - Class II (GVABD2)
2,612,733 shares (cost $26,253,696)	28,896,829
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
1,242,176 shares (cost $25,857,614)	27,116,711
American Funds NVIT Growth Fund - Class II (GVAGR2)
783,486 shares (cost $41,619,940)	42,535,431
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
360,122 shares (cost $11,487,157)	13,277,688
Federated NVIT High Income Bond Fund - Class I (HIBF)
4,923,302 shares (cost $35,643,267)	33,724,619
Federated NVIT High Income Bond Fund - Class III (HIBF3)
5,453,655 shares (cost $37,023,451)	37,303,003
Gartmore NVIT Emerging Markets Fund - Class I (GEM)
147,737 shares (cost $1,969,296)	1,948,648
Gartmore NVIT Emerging Markets Fund - Class III (GEM3)
4,336,094 shares (cost $51,730,345)	57,106,355
Gartmore NVIT Emerging Markets Fund - Class VI (GEM6)
75,753 shares (cost $759,637)	994,642
Gartmore NVIT International Equity Fund - Class I (GIG)
85,256 shares (cost $647,486)	766,456
Gartmore NVIT International Equity Fund - Class III (GIG3)
2,771,601 shares (cost $23,203,154)	24,944,413
Gartmore NVIT International Equity Fund - Class VI (NVIE6)
6,213 shares (cost $56,216)	55,728
Gartmore NVIT Worldwide Leaders Fund - Class I (GEF)
638,635 shares (cost $5,727,584)	7,203,807
Gartmore NVIT Worldwide Leaders Fund - Class III (GEF3)
453,970 shares (cost $5,826,856)	5,116,237
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
10,192,540 shares (cost $79,032,381)	91,223,232
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
303,797 shares (cost $2,319,124)	3,141,261
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
198 shares (cost $1,504)	2,046
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)
298,775 shares (cost $2,376,911)	2,674,036
NVIT Cardinal Balanced Fund - Class II (NVCRB2)
988,587 shares (cost $9,303,884)	10,310,965
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
595,154 shares (cost $5,245,810)	6,034,864
NVIT Cardinal Conservative Fund - Class II (NVCCN2)
889,065 shares (cost $8,956,715)	9,290,729
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
2,004,143 shares (cost $17,579,358)	20,622,631
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
825,860 shares (cost $7,057,364)	8,217,304
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)
806,718 shares (cost $7,953,100)	8,478,607
NVIT Core Bond Fund - Class I (NVCBD1)
781,746 shares (cost $8,327,243)	8,231,781
NVIT Core Bond Fund - Class II (NVCBD2)
75,116 shares (cost $765,365)	789,466
NVIT Core Plus Bond Fund - Class II (NVLCP2)
341,657 shares (cost $3,831,098)	3,788,980
NVIT Fund - Class I (TRF)
13,765,527 shares (cost $133,999,641)	125,403,954
(Continued)

4

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2010

NVIT Fund - Class II (TRF2)
68,704 shares (cost $665,922)	623,146
NVIT Government Bond Fund - Class I (GBF)
22,282,118 shares (cost $261,414,116)	256,021,534
NVIT Government Bond Fund - Class II (GBF2)
694,570 shares (cost $8,037,813)	7,952,822
NVIT Growth Fund - Class I (CAF)
2,215,472 shares (cost $23,336,060)	30,883,678
NVIT International Index Fund - Class VIII (GVIX8)
366,268 shares (cost $2,792,344)	3,124,265
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
5,335,318 shares (cost $57,060,466)	49,511,751
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
308,643 shares (cost $3,745,110)	4,012,353
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
78,348 shares (cost $1,038,188)	1,116,458
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
5,460,000 shares (cost $54,252,553)	55,637,400
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
26,525,133 shares (cost $276,668,949)	280,105,400
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
13,358,710 shares (cost $154,460,836)	138,930,580
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
8,036,663 shares (cost $84,868,756)	83,742,028
NVIT Mid Cap Index Fund - Class I (MCIF)
6,618,709 shares (cost $114,266,920)	122,181,367
NVIT Money Market Fund - Class I (SAM)
282,442,464 shares (cost $282,442,464)	282,442,464
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)
1,391 shares (cost $11,799)	13,635
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)
6,866,387 shares (cost $52,452,178)	67,153,268
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)
258 shares (cost $3,437)	2,619
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)
1,427,739 shares (cost $19,530,109)	14,505,827
NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)
63,197 shares (cost $780,639)	638,922
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
3,162,246 shares (cost $28,614,482)	30,389,180
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
92,598 shares (cost $725,362)	888,012
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
1,142,139 shares (cost $10,125,701)	10,256,408
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
519,982 shares (cost $4,043,548)	4,659,039
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
10,552,678 shares (cost $78,693,021)	112,280,496
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
761,910 shares (cost $5,742,237)	8,045,774
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
7,356,871 shares (cost $61,250,084)	75,775,767
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
1,949,607 shares (cost $25,562,638)	30,082,429
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
33,654 shares (cost $488,605)	508,169
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
11,758,307 shares (cost $130,090,029)	122,874,311
(Continued)

5

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2010

NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)
124,648 shares (cost $1,268,770)	1,285,123
NVIT Multi-Manager Small Company Fund - Class I (SCF)
6,915,863 shares (cost $137,349,397)	124,900,492
NVIT Multi-Manager Small Company Fund - Class II (SCF2)
151,824 shares (cost $2,855,911)	2,679,686
NVIT Multi-Sector Bond Fund - Class I (MSBF)
8,204,224 shares (cost $66,538,338)	70,392,240
NVIT Short Term Bond Fund - Class II (NVSTB2)
1,553,193 shares (cost $16,011,985)	16,060,012
Oppenheimer NVIT Large Cap Growth Fund - Class I (NVOLG1)
32,911,738 shares (cost $498,283,741)	499,929,296
Oppenheimer NVIT Large Cap Growth Fund - Class II (NVOLG2)
850,042 shares (cost $12,835,695)	12,878,142
Templeton NVIT International Value Fund - Class III (NVTIV3)
305,314 shares (cost $3,777,044)	3,825,584
Van Kampen NVIT Comstock Value Fund - Class I (EIF)
2,709,655 shares (cost $20,016,370)	27,448,805
Van Kampen NVIT Real Estate Fund - Class I (NVRE1)
12,222,906 shares (cost $80,632,639)	105,361,449
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)
2,710,041 shares (cost $30,711,066)	30,352,456
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
623,780 shares (cost $6,908,107)	7,111,090
Low Duration Portfolio - Advisor Class (PMVLAD)
3,182,357 shares (cost $32,880,683)	33,223,810
V.I. Basic Balanced Fund - Series I (AVB)
21,871 shares (cost $199,290)	201,210
V.I. Basic Value Fund - Series II (AVBV2)
11,446 shares (cost $60,399)	72,569
V.I. Capital Appreciation Fund - Series I (AVCA)
4,016 shares (cost $91,993)	93,563
V.I. Capital Appreciation Fund - Series II (AVCA2)
51,392 shares (cost $889,562)	1,177,912
V.I. Capital Development Fund - Series II (AVCD2)
95,805 shares (cost $1,057,061)	1,247,385
V.I. Core Equity Fund - Series I (AVGI)
18,053 shares (cost $436,456)	487,986
V.I. Core Equity Fund - Series II (AVCE2)
30,121 shares (cost $654,382)	807,854
V.I. Global Health Care Fund - Series I (IVHS)
6,167 shares (cost $85,535)	103,044
V.I. Global Real Estate Fund - Series I (IVRE)
25,229 shares (cost $279,945)	342,605
VPS Growth and Income Portfolio - Class B (ALVGIB)
85,151 shares (cost $1,833,996)	1,448,426
VPS Large Cap Growth Portfolio - Class B (ALVPGB)
59,389 shares (cost $1,482,096)	1,608,252
VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)
611,520 shares (cost $9,262,033)	10,316,346
VP Income & Growth Fund - Class I (ACVIG)
10,894,336 shares (cost $72,445,315)	65,910,732
VP Income & Growth Fund - Class II (ACVIG2)
249,903 shares (cost $1,696,298)	1,511,915
VP Inflation Protection Fund - Class II (ACVIP2)
5,945,021 shares (cost $63,065,404)	65,930,280
VP International Fund - Class I (ACVI)
250,208 shares (cost $1,861,131)	2,141,778
(Continued)

6

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2010

VP International Fund - Class III (ACVI3)
17,992 shares (cost $124,872)	154,012
VP Mid Cap Value Fund - Class I (ACVMV1)
783,974 shares (cost $9,093,001)	11,085,388
VP Mid Cap Value Fund - Class II (ACVMV2)
38,447 shares (cost $484,210)	543,636
VP Ultra(R) Fund - Class I (ACVU1)
26,223 shares (cost $228,934)	245,968
VP Value Fund - Class I (ACVV)
400,147 shares (cost $2,136,142)	2,344,860
VP Value Fund - Class II (ACVV2)
66 shares (cost $364)	389
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2,218,205 shares (cost $20,329,070)	27,062,095
Stock Index Fund, Inc. - Initial Shares (DSIF)
11,711,669 shares (cost $310,145,744)	347,485,227
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)
1,504,707 shares (cost $36,896,576)	44,990,742
The Dreyfus Socially Responsible Growth Fund, Inc. - Service Shares (DSRGS)
3,033 shares (cost $75,877)	90,116
Appreciation Portfolio - Initial Shares (DCAP)
1,710,327 shares (cost $58,519,917)	60,613,986
Appreciation Portfolio - Service Shares (DCAPS)
46,035 shares (cost $1,597,117)	1,621,823
Developing Leaders Portfolio - Initial Shares (DSC)
3,034 shares (cost $79,439)	92,817
International Value Portfolio - Initial Shares (DVIV)
10,467 shares (cost $130,505)	117,335
Capital Appreciation Fund II - Service Shares (FCA2S)
94,927 shares (cost $547,724)	607,532
High Income Bond Fund II - Service Shares (FHIBS)
367,305 shares (cost $2,163,510)	2,571,132
Quality Bond Fund II - Primary Shares (FQB)
11,869,025 shares (cost $130,066,784)	137,087,236
Quality Bond Fund II - Service Shares (FQBS)
503,773 shares (cost $5,388,000)	5,793,395
Contrafund Portfolio - Service Class 2 (FC2)
387 shares (cost $8,547)	9,101
Fidelity(R) VIP Fund - Value Strategies Portfolio - Service Class 2 (FVSS2)
109,931 shares (cost $1,055,968)	1,076,228
VIP Fund - Contrafund Portfolio - Service Class (FCS)
562,121 shares (cost $15,054,847)	13,384,090
VIP Fund - Energy Portfolio - Service Class 2 (FNRS2)
1,357,965 shares (cost $22,543,566)	27,077,823
VIP Fund - Equity-Income Portfolio - Service Class (FEIS)
13,669,030 shares (cost $319,229,482)	259,164,816
VIP Fund - Equity-Income Portfolio - Service Class 2 (FEI2)
359,811 shares (cost $8,264,204)	6,746,462
VIP Fund - Freedom Fund 2010 Portfolio - Service Class (FF10S)
888,638 shares (cost $8,670,463)	9,419,562
VIP Fund - Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)
6,250 shares (cost $61,438)	65,998
VIP Fund - Freedom Fund 2020 Portfolio - Service Class (FF20S)
800,669 shares (cost $7,639,035)	8,471,078
VIP Fund - Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)
14,565 shares (cost $137,974)	153,662
VIP Fund - Freedom Fund 2030 Portfolio - Service Class (FF30S)
497,912 shares (cost $4,664,084)	5,078,702
(Continued)

7

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2010

VIP Fund - Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)
35,675 shares (cost $377,918)	363,172
VIP Fund - Growth Opportunities Portfolio - Service Class (FGOS)
40,693 shares (cost $593,750)	727,994
VIP Fund - Growth Portfolio - Service Class (FGS)
4,880,713 shares (cost $144,887,369)	180,537,588
VIP Fund - Growth Portfolio - Service Class 2 (FG2)
75,602 shares (cost $2,580,756)	2,776,095
VIP Fund - High Income Portfolio - Service Class (FHIS)
10,461,530 shares (cost $60,020,507)	57,956,875
VIP Fund - High Income Portfolio - Service Class R (FHISR)
11,630,035 shares (cost $62,971,571)	64,197,795
VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)
5,832,592 shares (cost $71,851,271)	74,248,895
VIP Fund - Mid Cap Portfolio - Service Class (FMCS)
1,630,120 shares (cost $44,619,426)	53,011,497
VIP Fund - Mid Cap Portfolio - Service Class 2 (FMC2)
280,457 shares (cost $8,345,994)	9,011,083
VIP Fund - Overseas Portfolio - Service Class (FOS)
1,295,826 shares (cost $22,093,003)	21,640,293
VIP Fund - Overseas Portfolio - Service Class 2 R (FO2R)
256,321 shares (cost $5,122,058)	4,224,172
VIP Fund - Overseas Portfolio - Service Class R (FOSR)
2,182,965 shares (cost $44,704,881)	36,411,850
VIP Fund - Value Strategies Portfolio - Service Class (FVSS)
1,602,894 shares (cost $11,866,749)	15,564,105
Franklin Income Securities Fund - Class 2 (FTVIS2)
3,573,489 shares (cost $51,963,747)	52,959,100
Franklin Rising Dividends Securities Fund - Class 2 (FTVRD2)
36,054 shares (cost $664,381)	678,532
Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)
1,442,210 shares (cost $18,299,142)	23,435,911
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)
1,290,328 shares (cost $11,826,352)	14,490,381
Templeton Foreign Securities Fund - Class 2 (TIF2)
2,161 shares (cost $31,750)	30,880
Templeton Foreign Securities Fund - Class 3 (TIF3)
618,458 shares (cost $7,275,882)	8,806,848
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)
3,006,991 shares (cost $51,818,019)	58,576,181
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
578,430 shares (cost $4,048,324)	4,459,693
Guardian Portfolio - I Class Shares (AMGP)
10,533 shares (cost $151,573)	199,498
International Portfolio - S Class Shares (AMINS)
7 shares (cost $70)	71
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
16,395 shares (cost $300,932)	449,562
Partners Portfolio - I Class Shares (AMTP)
5,557 shares (cost $56,620)	62,624
Regency Portfolio - S Class Shares (AMRS)
247 shares (cost $2,928)	4,099
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
142,143 shares (cost $1,503,761)	1,742,672
Socially Responsive Portfolio - I Class Shares (AMSRS)
657,139 shares (cost $8,769,874)	9,765,084
Capital Appreciation Fund/VA - Service Class (OVCAFS)
39 shares (cost $1,409)	1,558
(Continued)

8

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2010

Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
84,736 shares (cost $3,326,315)	3,419,112
Global Securities Fund/VA - Class 3 (OVGS3)
3,159,967 shares (cost $94,515,895)	96,378,991
Global Securities Fund/VA - Non-Service Shares (OVGS)
2,168,523 shares (cost $54,810,444)	65,706,258
Global Securities Fund/VA - Service Class (OVGSS)
88,560 shares (cost $2,160,306)	2,660,346
High Income Fund/VA - Class 3 (OVHI3)
1,323,683 shares (cost $2,634,125)	2,832,681
High Income Fund/VA - Non-Service Shares (OVHI)
59,188 shares (cost $443,762)	126,070
High Income Fund/VA - Service Class (OVHIS)
12,346 shares (cost $96,577)	26,421
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
5,579,445 shares (cost $105,690,822)	116,498,812
Main Street Fund(R)/VA - Service Class (OVGIS)
147,876 shares (cost $2,996,975)	3,062,516
Main Street Small Cap Fund(R)/VA - Non-Service Shares (OVSC)
525,795 shares (cost $8,304,475)	9,285,534
Main Street Small Cap Fund(R)/VA - Service Class (OVSCS)
11,289 shares (cost $180,039)	197,561
MidCap Fund/VA - Non-Service Shares (OVAG)
1,424,723 shares (cost $58,497,991)	66,320,858
Strategic Bond Fund/VA - Service Class (OVSBS)
789,459 shares (cost $4,244,581)	4,484,129
Real Return Portfolio - Administrative Class (PMVRRA)
65,076 shares (cost $820,367)	855,102
Series D (Global Series) (SBLD)
23,508 shares (cost $214,882)	240,952
Series J (Mid Cap Growth Series) (SBLJ)
5,149 shares (cost $117,010)	154,714
Series N (Managed Asset Allocation Series) (SBLN)
6,902 shares (cost $120,060)	137,286
Series O (All Cap Value Series) (SBLO)
47,250 shares (cost $853,016)	1,054,630
Series P (High Yield Series) (SBLP)
15,813 shares (cost $358,776)	423,471
Series Q (Small Cap Value Series) (SBLQ)
32,581 shares (cost $875,107)	1,096,029
Series V (Mid Cap Value Series) (SBLV)
41,668 shares (cost $1,849,454)	2,407,558
Series X (Small Cap Growth Series) (SBLX)
6,203 shares (cost $94,328)	117,180
Series Y (Select 25 Series) (SBLY)
2,093 shares (cost $16,479)	20,824
Total Return Portfolio - Administrative Class (PMVTRA)
263,560 shares (cost $2,867,666)	2,920,248
Putnam VT Growth and Income Fund - IB Shares (PVGIB)
716 shares (cost $15,254)	11,627
Capital Growth Portfolio - Class II (ACEG2)
45,303 shares (cost $1,091,853)	1,517,214
Comstock Portfolio - Class II (ACC2)
667,469 shares (cost $8,264,908)	7,789,369
Diversified Stock Fund Class A Shares (VYDS)
472,842 shares (cost $5,254,386)	4,624,391
Micro-Cap Portfolio - Investment Class (ROCMC)
87,125 shares (cost $788,346)	1,061,181
(Continued)

9

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2010

Equity Income Portfolio - II (TREI2)
36 shares (cost $704)	725
Health Sciences Portfolio - II (TRHS2)
93,788 shares (cost $1,259,460)	1,363,685
Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Class R1 (VWEMR)
1,664,145 shares (cost $16,675,172)	23,514,366
Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Initial Class (VWEM)
1,389,074 shares (cost $18,727,145)	19,641,506
Worldwide Insurance Trust - Worldwide Hard Assets Fund - Class R1 (VWHAR)
1,273,683 shares (cost $36,456,658)	47,992,380
Worldwide Insurance Trust - Worldwide Hard Assets Fund - Initial Class (VWHA)
448,366 shares (cost $12,408,957)	16,889,952
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)
24,820,106 shares (cost $219,115,664)	246,006,964
Ivy Fund Variable Insurance Portfolios, Inc. - Balanced (WRBP)
5,985,989 shares (cost $43,780,496)	57,393,060
Ivy Fund Variable Insurance Portfolios, Inc. - Bond (WRBDP)
19,740,061 shares (cost $105,034,092)	110,457,487
Ivy Fund Variable Insurance Portfolios, Inc. - Core Equity (WRCEP)
11,203,385 shares (cost $108,981,045)	133,437,922
Ivy Fund Variable Insurance Portfolios, Inc. - Dividend Opportunities (WRDIV)
3,301,470 shares (cost $22,719,791)	22,646,104
Ivy Fund Variable Insurance Portfolios, Inc. - Energy (WRENG)
1,973,417 shares (cost $11,828,045)	12,619,410
Ivy Fund Variable Insurance Portfolios, Inc. - Global Natural Resources (WRGNR)
6,259,966 shares (cost $40,288,605)	42,121,436
Ivy Fund Variable Insurance Portfolios, Inc. - Growth (WRGP)
13,536,327 shares (cost $106,327,360)	140,474,590
Ivy Fund Variable Insurance Portfolios, Inc. - High Income (WRHIP)
24,262,034 shares (cost $77,065,834)	84,693,908
Ivy Fund Variable Insurance Portfolios, Inc. - International Growth (WRIP)
5,301,285 shares (cost $38,116,885)	45,108,633
Ivy Fund Variable Insurance Portfolios, Inc. - International Value (WRI2P)
1,144,407 shares (cost $22,332,385)	19,781,420
Ivy Fund Variable Insurance Portfolios, Inc. - Micro Cap Growth (WRMIC)
255,094 shares (cost $4,386,034)	5,641,286
Ivy Fund Variable Insurance Portfolios, Inc. - Mid Cap Growth (WRMCG)
2,061,653 shares (cost $13,373,738)	17,915,972
Ivy Fund Variable Insurance Portfolios, Inc. - Money Market (WRMMP)
29,209,018 shares (cost $29,209,018)	29,209,018
Ivy Fund Variable Insurance Portfolios, Inc. - Real Estate Securities (WRRESP)
1,618,831 shares (cost $11,376,129)	10,487,434
Ivy Fund Variable Insurance Portfolios, Inc. - Science and Technology (WRSTP)
5,009,363 shares (cost $71,795,671)	83,803,640
Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Growth (WRSCP)
7,174,173 shares (cost $66,204,130)	75,545,481
Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Value (WRSCV)
572,256 shares (cost $7,929,236)	9,603,422
Ivy Fund Variable Insurance Portfolios, Inc. - Value (WRVP)
10,379,217 shares (cost $60,714,468)	62,818,135
Advantage Funds Variable Trust - VT Opportunity Fund (SVOF)
15,898 shares (cost $221,133)	292,845
(Continued)

10

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2010

Advantage Funds Variable Trust - VT Small Cap Growth Fund (WFVSCG)
1,421,712 shares (cost $10,678,130)	11,444,783

Total Investments	$7,542,516,343

Accounts Payable	(258,543)

$7,542,257,800

Contract Owners’ Equity:
Accumulation units	7,457,794,711
Contracts in payout (annuitization) period (note 1f)	84,463,089

Total Contract Owners’ Equity (note 5)	$7,542,257,800

See accompanying notes to financial statements.

11

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	Total	BBCMAG	BBGI	BBCA	MLVGA3	CSIEF3	WSCP	HVIE
Reinvested dividends	$117,949,073	11,189	16,952	-	312,264	1,018	7,073	-
Mortality and expense risk charges (note 2)	(86,364,917)	(10,446)	(17,201)	(937)	(241,673)	(10,288)	(49,058)	(1)

Net investment income (loss)	31,584,156	743	(249)	(937)	70,591	(9,270)	(41,985)	(1)

Realized gain (loss) on investments	(56,533,762)	(107,659)	(687,004)	(524,360)	407,938	4,440	121,503	1
Change in unrealized gain (loss) on investments	885,246,152	195,441	813,200	506,384	1,343,809	114,790	511,185	42

Net gain (loss) on investments	828,712,390	87,782	126,196	(17,976)	1,751,747	119,230	632,688	43

Reinvested capital gains	38,426,055	-	-	-	169,611	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$898,722,601	88,525	125,947	(18,913)	1,991,949	109,960	590,703	42

Investment Activity:	HVSIT	JPMMV1	JABS	JACAS	JAGTS2	JAGTS	JARLCS	JAIGS2
Reinvested dividends	$-	134,133	2,842	270,062	-	-	143	593,007
Mortality and expense risk charges (note 2)	(2)	(124,036)	(1,414)	(1,420,100)	(147,605)	(196,497)	(47)	(1,278,420)

Net investment income (loss)	(2)	10,097	1,428	(1,150,038)	(147,605)	(196,497)	96	(685,413)

Realized gain (loss) on investments	53	782,473	1,409	10,793,264	316,299	805,632	894	2,409,923
Change in unrealized gain (loss) on investments	4	1,394,609	4,603	(4,098,525)	2,482,442	3,240,262	(544)	21,432,682

Net gain (loss) on investments	57	2,177,082	6,012	6,694,739	2,798,741	4,045,894	350	23,842,605

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$55	2,187,179	7,440	5,544,701	2,651,136	3,849,397	446	23,157,192

(Continued)

12

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	JAIGS	MIGSC	MMCGSC	MNDSC	MVFSC	MVIVSC	MSVFI	MSVF2
Reinvested dividends	$417,230	540	-	-	485,047	-	266,103	41,050
Mortality and expense risk charges (note 2)	(852,279)	(2,326)	(29,153)	(20,890)	(421,447)	(3,132)	(58,159)	(17,497)

Net investment income (loss)	(435,049)	(1,786)	(29,153)	(20,890)	63,600	(3,132)	207,944	23,553

Realized gain (loss) on investments	9,225,218	1,972	(26,771)	(5,076)	(2,225,769)	12,252	84,494	(48,054)
Change in unrealized gain (loss) on investments	7,949,018	17,222	435,360	345,445	5,447,120	72,467	(6,107)	64,038

Net gain (loss) on investments	17,174,236	19,194	408,589	340,369	3,221,351	84,719	78,387	15,984

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$16,739,187	17,408	379,436	319,479	3,284,951	81,587	286,331	39,537

Investment Activity:	MSEM	MSVMG	MSVRE	NVAGF3	NVAMV1	NVAMV2	GVAAA2	GVABD2
Reinvested dividends	$534,427	-	25,152	86,212	272,080	5,809	537,275	644,996
Mortality and expense risk charges (note 2)	(145,533)	(907)	(18,136)	(14,571)	(119,490)	(4,640)	(423,232)	(369,051)

Net investment income (loss)	388,894	(907)	7,016	71,641	152,590	1,169	114,043	275,945

Realized gain (loss) on investments	(84,500)	4,401	113,371	34,192	101,418	10,180	(2,412,778)	694,437
Change in unrealized gain (loss) on investments	757,864	10,914	154,463	(44,200)	2,830,584	57,218	5,741,498	570,183

Net gain (loss) on investments	673,364	15,315	267,834	(10,008)	2,932,002	67,398	3,328,720	1,264,620

Reinvested capital gains	-	-	-	34,865	372,605	8,014	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,062,258	14,408	274,850	96,498	3,457,197	76,581	3,442,763	1,540,565

(Continued)

13

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	GVAGG2	GVAGR2	GVAGI2	HIBF	HIBF3	GEM	GEM3	GEM6
Reinvested dividends	$215,052	63,843	120,585	2,997,128	2,933,453	1,073	36,549	-
Mortality and expense risk charges (note 2)	(296,530)	(443,309)	(151,905)	(399,562)	(418,071)	(21,631)	(602,763)	(19,010)

Net investment income (loss)	(81,478)	(379,466)	(31,320)	2,597,566	2,515,382	(20,558)	(566,214)	(19,010)

Realized gain (loss) on investments	(1,709,080)	(3,209,864)	(646,824)	(1,803,639)	13,861,200	(64,651)	(11,714,634)	(260,475)
Change in unrealized gain (loss) on investments	4,108,005	9,681,197	1,831,687	3,224,192	(12,613,795)	360,262	19,225,413	397,489

Net gain (loss) on investments	2,398,925	6,471,333	1,184,863	1,420,553	1,247,405	295,611	7,510,779	137,014

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$2,317,447	6,091,867	1,153,543	4,018,119	3,762,787	275,053	6,944,565	118,004

Investment Activity:	GVGU1	GVGU	GIG	GIG3	NVIE6	GEF	GEF3	NVNMO1
Reinvested dividends	$176	67,273	7,180	228,023	427	71,083	51,628	178,134
Mortality and expense risk charges (note 2)	(89)	(32,737)	(10,216)	(277,986)	(664)	(77,041)	(59,848)	(1,029,411)

Net investment income (loss)	87	34,536	(3,036)	(49,963)	(237)	(5,958)	(8,220)	(851,277)

Realized gain (loss) on investments	(10,224)	(1,733,405)	56,569	(5,227,492)	(3,832)	472,938	(1,368,173)	2,969,870
Change in unrealized gain (loss) on investments	9,323	1,366,564	(10,389)	7,913,535	9,569	178,383	1,844,986	2,178,031

Net gain (loss) on investments	(901)	(366,841)	46,180	2,686,043	5,737	651,321	476,813	5,147,901

Reinvested capital gains	-	-	-	-	-	-	-	7,570,839

Net increase (decrease) in contract owners’ equity resulting from operations	$(814)	(332,305)	43,144	2,636,080	5,500	645,363	468,593	11,867,463

(Continued)

14

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	NVNSR1	NVNSR2	NVCRA2	NVCRB2	NVCCA2	NVCCN2	NVCMD2	NVCMA2
Reinvested dividends	$26,781	12	6,555	61,557	29,789	89,051	134,054	38,782
Mortality and expense risk charges (note 2)	(43,151)	(39)	(21,971)	(85,204)	(52,910)	(84,938)	(196,752)	(83,244)

Net investment income (loss)	(16,370)	(27)	(15,416)	(23,647)	(23,121)	4,113	(62,698)	(44,462)

Realized gain (loss) on investments	454,570	7	260,027	293,238	(72,225)	403,070	294,009	353,810
Change in unrealized gain (loss) on investments	302,498	374	(134,930)	387,632	596,301	(84,730)	1,497,093	511,762

Net gain (loss) on investments	757,068	381	125,097	680,870	524,076	318,340	1,791,102	865,572

Reinvested capital gains	-	-	188,921	-	204	125,034	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$740,698	354	298,602	657,223	501,159	447,487	1,728,404	821,110

Investment Activity:	NVCMC2	NVCBD1	NVCBD2	NVLCP2	TRF	TRF2	GVGF1	GVGFS
Reinvested dividends	$74,346	226,419	18,681	101,896	1,231,188	4,959	14	14,506
Mortality and expense risk charges (note 2)	(84,209)	(95,739)	(14,012)	(46,737)	(1,301,478)	(13,052)	(16)	(15,920)

Net investment income (loss)	(9,863)	130,680	4,669	55,159	(70,290)	(8,093)	(2)	(1,414)

Realized gain (loss) on investments	557,537	321,224	4,039	203,794	(4,115,477)	(60,171)	(1,713)	273,692
Change in unrealized gain (loss) on investments	(49,399)	(113,371)	15,054	(79,871)	17,958,649	137,224	1,776	(202,660)

Net gain (loss) on investments	508,138	207,853	19,093	123,923	13,843,172	77,053	63	71,032

Reinvested capital gains	13,578	81,541	7,760	89,656	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$511,853	420,074	31,522	268,738	13,772,882	68,960	61	69,618

(Continued)

15

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	GBF	GBF2	CAF	GVGH1	GVGHS	GVIX8	GVIDA	NVDBL2
Reinvested dividends	$8,489,402	241,552	177,439	219	39,919	60,154	819,162	36,828
Mortality and expense risk charges (note 2)	(3,233,392)	(167,620)	(296,805)	(282)	(51,379)	(31,484)	(609,278)	(29,844)

Net investment income (loss)	5,256,010	73,932	(119,366)	(63)	(11,460)	28,670	209,884	6,984

Realized gain (loss) on investments	4,949,691	44,449	1,693,588	(4,216)	(255,140)	(453,341)	(4,398,101)	39,309
Change in unrealized gain (loss) on investments	(8,988,636)	(138,379)	3,194,497	5,196	494,241	596,544	10,097,082	233,886

Net gain (loss) on investments	(4,038,945)	(93,930)	4,888,085	980	239,101	143,203	5,698,981	273,195

Reinvested capital gains	9,655,851	301,802	-	-	-	-	-	7,419

Net increase (decrease) in contract owners’ equity resulting from operations	$10,872,916	281,804	4,768,719	917	227,641	171,873	5,908,865	287,598

Investment Activity:	NVDCA2	GVIDC	GVIDM	GVDMA	GVDMC	GVUSL	MCIF	SAM
Reinvested dividends	$8,733	1,367,832	5,834,010	2,681,131	1,996,533	7,656	1,460,424	502
Mortality and expense risk charges (note 2)	(8,877)	(735,731)	(3,558,959)	(1,803,893)	(1,121,156)	(21,954)	(1,341,201)	(3,968,338)

Net investment income (loss)	(144)	632,101	2,275,051	877,238	875,377	(14,298)	119,223	(3,967,836)

Realized gain (loss) on investments	16,632	(528,713)	(5,364,250)	(6,689,409)	(2,434,915)	(2,607,221)	668,115	-
Change in unrealized gain (loss) on investments	42,983	2,486,787	29,044,386	20,329,521	7,721,154	2,869,155	24,964,675	-

Net gain (loss) on investments	59,615	1,958,074	23,680,136	13,640,112	5,286,239	261,934	25,632,790	-

Reinvested capital gains	1,686	166,254	-	-	-	-	124,371	-

Net increase (decrease) in contract owners’ equity resulting from operations	$61,157	2,756,429	25,955,187	14,517,350	6,161,616	247,636	25,876,384	(3,967,836)

(Continued)

16

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	NVMIG1	NVMIG3	GVDIV2	GVDIV3	GVDIV6	NVMLG1	NVMLG2	NVMLV1
Reinvested dividends	$95	488,628	52	315,683	12,970	14,188	-	51,650
Mortality and expense risk charges (note 2)	(123)	(738,497)	(32)	(172,629)	(11,909)	(269,864)	(17,717)	(78,354)

Net investment income (loss)	(28)	(249,869)	20	143,054	1,061	(255,676)	(17,717)	(26,704)

Realized gain (loss) on investments	(970)	2,081,973	(110)	(3,812,622)	(315,994)	1,206,613	43,222	(205,887)
Change in unrealized gain (loss) on investments	1,747	5,856,229	198	4,243,150	328,212	668,604	41,508	130,707

Net gain (loss) on investments	777	7,938,202	88	430,528	12,218	1,875,217	84,730	(75,180)

Reinvested capital gains	-	-	-	-	-	1,118,211	39,440	348,076

Net increase (decrease) in contract owners’ equity resulting from operations	$749	7,688,333	108	573,582	13,279	2,737,752	106,453	246,192

Investment Activity:	NVMLV2	NVMMG1	NVMMG2	NVMMV2	SCGF	SCGF2	SCVF	SCVF2
Reinvested dividends	$24,336	-	-	974,212	-	-	701,060	4,603
Mortality and expense risk charges (note 2)	(75,058)	(1,152,256)	(92,638)	(878,865)	(301,985)	(9,617)	(1,310,469)	(21,995)

Net investment income (loss)	(50,722)	(1,152,256)	(92,638)	95,347	(301,985)	(9,617)	(609,409)	(17,392)

Realized gain (loss) on investments	163,146	5,261,698	257,437	2,955,674	(1,319,049)	(5,150)	(9,908,916)	(210,338)
Change in unrealized gain (loss) on investments	132,358	19,775,865	1,462,680	6,142,025	7,327,167	118,205	36,677,316	482,568

Net gain (loss) on investments	295,504	25,037,563	1,720,117	9,097,699	6,008,118	113,055	26,768,400	272,230

Reinvested capital gains	207,149	-	-	3,384,013	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$451,931	23,885,307	1,627,479	12,577,059	5,706,133	103,438	26,158,991	254,838

(Continued)

17

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	SCF	SCF2	MSBF	NVSTB2	GGTC	GGTC3	GVUG1	GVUGL
Reinvested dividends	$332,160	1,438	4,672,634	240,409	-	-	-	-
Mortality and expense risk charges (note 2)	(1,314,414)	(50,649)	(872,284)	(211,829)	(3,345)	(37,987)	(1,493)	(29,860)

Net investment income (loss)	(982,254)	(49,211)	3,800,350	28,580	(3,345)	(37,987)	(1,493)	(29,860)

Realized gain (loss) on investments	(14,481,957)	(435,338)	(3,154,503)	39,677	10,772	2,043,904	(73,314)	(2,198,108)
Change in unrealized gain (loss) on investments	40,966,066	1,030,722	6,246,020	152,590	16,283	(1,758,726)	86,661	2,576,510

Net gain (loss) on investments	26,484,109	595,384	3,091,517	192,267	27,055	285,178	13,347	378,402

Reinvested capital gains	-	-	-	29,857	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$25,501,855	546,173	6,891,867	250,704	23,710	247,191	11,854	348,542

Investment Activity:	NVOLG1	NVOLG2	NVTIV3	EIF	NVRE1	AMTB	PMVFAD	PMVLAD
Reinvested dividends	$24,239	724	86,909	415,309	1,913,207	1,630,581	73,659	450,610
Mortality and expense risk charges (note 2)	(339,832)	(14,698)	(54,496)	(320,466)	(1,156,194)	(364,707)	(63,279)	(336,181)

Net investment income (loss)	(315,593)	(13,974)	32,413	94,843	757,013	1,265,874	10,380	114,429

Realized gain (loss) on investments	3,352	7,683	486,042	(804,439)	6,326,928	(1,520,958)	38,029	(1,151)
Change in unrealized gain (loss) on investments	1,595,745	41,915	(877,268)	4,346,272	10,699,688	1,473,189	347,535	819,202

Net gain (loss) on investments	1,599,097	49,598	(391,226)	3,541,833	17,026,616	(47,769)	385,564	818,051

Reinvested capital gains	142,197	3,683	536,722	-	8,019,861	-	61,485	111,657

Net increase (decrease) in contract owners’ equity resulting from operations	$1,425,701	39,307	177,909	3,636,676	25,803,490	1,218,105	457,429	1,044,137

(Continued)

18

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	AVB	AVBV2	AVCA	AVCA2	AVCD2	AVGI	AVCE2	IVHS
Reinvested dividends	$4,294	248	723	5,662	-	4,131	6,604	-
Mortality and expense risk charges (note 2)	(3,001)	(944)	(1,235)	(17,763)	(17,716)	(6,153)	(17,048)	(1,212)

Net investment income (loss)	1,293	(696)	(512)	(12,101)	(17,716)	(2,022)	(10,444)	(1,212)

Realized gain (loss) on investments	(25,010)	1,164	(425)	47,087	189,048	849	(11,774)	(11,304)
Change in unrealized gain (loss) on investments	38,809	3,029	13,429	107,799	37,163	39,686	75,200	15,412

Net gain (loss) on investments	13,799	4,193	13,004	154,886	226,211	40,535	63,426	4,108

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$15,092	3,497	12,492	142,785	208,495	38,513	52,982	2,896

Investment Activity:	IVRE	ALVGIB	ALVPGB	ALVSVB	ACVIG	ACVIG2	ACVIP2	ACVI
Reinvested dividends	$17,119	-	4,705	37,406	989,143	18,749	1,157,178	39,749
Mortality and expense risk charges (note 2)	(3,731)	(27,989)	(29,734)	(150,572)	(738,505)	(28,929)	(793,503)	(20,873)

Net investment income (loss)	13,388	(27,989)	(25,029)	(113,166)	250,638	(10,180)	363,675	18,876

Realized gain (loss) on investments	(62,711)	(169,440)	81,174	1,627,372	(1,500,432)	(60,331)	430,039	89,442
Change in unrealized gain (loss) on investments	101,454	349,649	57,337	(42,881)	9,073,806	232,364	1,833,868	149,839

Net gain (loss) on investments	38,743	180,209	138,511	1,584,491	7,573,374	172,033	2,263,907	239,281

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$52,131	152,220	113,482	1,471,325	7,824,012	161,853	2,627,582	258,157

(Continued)

19

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	ACVI3	ACVMV1	ACVMV2	ACVU1	ACVV	ACVV2	DVSCS	DSIF
Reinvested dividends	$3,336	231,915	10,392	69	2,508,670	51,053	172,397	5,989,659
Mortality and expense risk charges (note 2)	(2,429)	(119,613)	(8,662)	(1,040)	(1,755,954)	(62,792)	(304,660)	(3,661,042)

Net investment income (loss)	907	112,302	1,730	(971)	752,716	(11,739)	(132,263)	2,328,617

Realized gain (loss) on investments	3,455	628,565	(10,687)	5,845	(40,368,903)	(941,497)	(590,013)	7,866,902
Change in unrealized gain (loss) on investments	11,279	828,738	88,017	12,279	54,692,187	1,268,133	6,113,604	32,392,551

Net gain (loss) on investments	14,734	1,457,303	77,330	18,124	14,323,284	326,636	5,523,591	40,259,453

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$15,641	1,569,605	79,060	17,153	15,076,000	314,897	5,391,328	42,588,070

Investment Activity:	DSRG	DSRGS	DCAP	DCAPS	DSC	DVIV	FCA2S	FALFS
Reinvested dividends	$382,816	723	1,226,515	33,207	889	4,382	4,317	3,074
Mortality and expense risk charges (note 2)	(466,537)	(1,855)	(617,592)	(30,064)	(1,230)	(2,467)	(11,888)	(729)

Net investment income (loss)	(83,721)	(1,132)	608,923	3,143	(341)	1,915	(7,571)	2,345

Realized gain (loss) on investments	1,303,082	5,071	(1,187,204)	(23,319)	(64,814)	(59,593)	39,295	(117,852)
Change in unrealized gain (loss) on investments	4,273,277	6,784	7,903,281	216,900	93,355	59,025	23,346	121,201

Net gain (loss) on investments	5,576,359	11,855	6,716,077	193,581	28,541	(568)	62,641	3,349

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$5,492,638	10,723	7,325,000	196,724	28,200	1,347	55,070	5,694

(Continued)

20

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	FHIBS	FVMOS	FQB	FQBS	FC2	FVSS2	FCS	FNRS2
Reinvested dividends	$267,448	80,662	7,664,996	325,142	5,651	2,871	316,198	83,828
Mortality and expense risk charges (note 2)	(55,589)	(6,049)	(1,715,279)	(119,664)	(181,217)	(20,665)	(3,874,141)	(270,124)

Net investment income (loss)	211,859	74,613	5,949,717	205,478	(175,566)	(17,794)	(3,557,943)	(186,296)

Realized gain (loss) on investments	(185,299)	(136,793)	(1,515,432)	(57,150)	(2,399,028)	(222,251)	(67,722,185)	(4,634,838)
Change in unrealized gain (loss) on investments	314,327	87,939	6,203,379	257,906	3,800,265	466,766	118,538,242	8,440,692

Net gain (loss) on investments	129,028	(48,854)	4,687,947	200,756	1,401,237	244,515	50,816,057	3,805,854

Reinvested capital gains	-	-	-	-	4	-	5,574	-

Net increase (decrease) in contract owners’ equity resulting from operations	$340,887	25,759	10,637,664	406,234	1,225,675	226,721	47,263,688	3,619,558

Investment Activity:	FEIS	FEI2	FF10S	FF10S2	FF20S	FF20S2	FF30S	FF30S2
Reinvested dividends	$4,216,470	102,081	184,566	1,224	166,573	2,888	90,487	6,042
Mortality and expense risk charges (note 2)	(2,880,314)	(125,031)	(100,651)	(1,241)	(80,946)	(2,780)	(39,839)	(5,386)

Net investment income (loss)	1,336,156	(22,950)	83,915	(17)	85,627	108	50,648	656

Realized gain (loss) on investments	(13,265,659)	(577,910)	(334,601)	(1,204)	(265,707)	(3,640)	(331,622)	(22,435)
Change in unrealized gain (loss) on investments	44,718,030	1,397,027	1,076,956	6,728	1,057,117	19,341	768,262	64,392

Net gain (loss) on investments	31,452,371	819,117	742,355	5,524	791,410	15,701	436,640	41,957

Reinvested capital gains	-	-	164,953	1,215	59,649	1,174	32,443	2,627

Net increase (decrease) in contract owners’ equity resulting from operations	$32,788,527	796,167	991,223	6,722	936,686	16,983	519,731	45,240

(Continued)

21

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	FGOS	FGS	FG2	FHIS	FHISR	FIGBS	FMCS	FMC2
Reinvested dividends	$620	282,489	761	4,352,639	4,765,188	2,636,360	122,958	9,869
Mortality and expense risk charges (note 2)	(225,257)	(1,813,762)	(49,368)	(666,862)	(553,710)	(926,225)	(474,144)	(164,449)

Net investment income (loss)	(224,637)	(1,531,273)	(48,607)	3,685,777	4,211,478	1,710,135	(351,186)	(154,580)

Realized gain (loss) on investments	4,288,142	8,031,789	79,074	(2,488,184)	7,385,023	1,262,221	(2,007,535)	(435,506)
Change in unrealized gain (loss) on investments	603,836	27,213,484	482,723	5,975,252	(5,627,418)	1,384,792	12,405,724	2,606,641

Net gain (loss) on investments	4,891,978	35,245,273	561,797	3,487,068	1,757,605	2,647,013	10,398,189	2,171,135

Reinvested capital gains	-	554,337	8,857	-	-	823,517	138,430	28,966

Net increase (decrease) in contract owners’ equity resulting from operations	$4,667,341	34,268,337	522,047	7,172,845	5,969,083	5,180,665	10,185,433	2,045,521

Investment Activity:	FOS	FO2R	FOSR	FVSS	FTVIS2	FTVRD2	FTVSV2	FTVDM3
Reinvested dividends	$263,999	46,903	445,159	62,044	3,312,204	10,691	149,506	175,723
Mortality and expense risk charges (note 2)	(227,067)	(81,621)	(414,526)	(179,867)	(596,904)	(9,940)	(204,873)	(147,621)

Net investment income (loss)	36,932	(34,718)	30,633	(117,823)	2,715,300	751	(55,367)	28,102

Realized gain (loss) on investments	225,391	(334,369)	(3,433,701)	683,837	(3,344,936)	(4,387)	(18,937)	1,281,542
Change in unrealized gain (loss) on investments	1,925,014	691,385	6,910,124	2,514,617	6,055,740	115,813	4,240,044	588,045

Net gain (loss) on investments	2,150,405	357,016	3,476,423	3,198,454	2,710,804	111,426	4,221,107	1,869,587

Reinvested capital gains	38,823	7,606	65,465	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$2,226,160	329,904	3,572,521	3,080,631	5,426,104	112,177	4,165,740	1,897,689

(Continued)

22

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	TIF2	TIF3	FTVGI3	FTVFA2	AMGP	AMINS	AMCG	AMTP
Reinvested dividends	$538	136,601	717,858	90,277	1,201	-	-	3,356
Mortality and expense risk charges (note 2)	(369)	(106,598)	(605,659)	(49,212)	(4,793)	-	(6,543)	(7,263)

Net investment income (loss)	169	30,003	112,199	41,065	(3,592)	-	(6,543)	(3,907)

Realized gain (loss) on investments	(24)	(723,139)	886,022	290,145	31,150	90	(20,163)	23,859
Change in unrealized gain (loss) on investments	1,658	1,051,148	5,253,681	3,710	17,173	(155)	123,210	482

Net gain (loss) on investments	1,634	328,009	6,139,703	293,855	48,323	(65)	103,047	24,341

Reinvested capital gains	-	-	130,740	339	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,803	358,012	6,382,642	335,259	44,731	(65)	96,504	20,434

Investment Activity:	AMRS	AMFAS	AMSRS	OVCAFS	OVGR	OVGS3	OVGS	OVGSS
Reinvested dividends	$12	-	1,394	-	241,607	1,426,051	988,785	36,533
Mortality and expense risk charges (note 2)	(50)	(18,315)	(50,819)	(52,118)	(1,396,157)	(1,120,261)	(759,179)	(51,559)

Net investment income (loss)	(38)	(18,315)	(49,425)	(52,118)	(1,154,550)	305,790	229,606	(15,026)

Realized gain (loss) on investments	180	115,209	(921,657)	499,905	32,859,974	440,510	5,468,830	354,292
Change in unrealized gain (loss) on investments	703	84,375	1,817,749	(297,601)	(23,460,400)	12,003,076	3,094,202	(1,021)

Net gain (loss) on investments	883	199,584	896,092	202,304	9,399,574	12,443,586	8,563,032	353,271

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$845	181,269	846,667	150,186	8,245,024	12,749,376	8,792,638	338,245

(Continued)

23

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	OVHI3	OVHI	OVHIS	OVGI	OVGIS	OVSC	OVSCS	OVAG
Reinvested dividends	$128,447	7,755	1,548	1,326,230	27,989	55,246	753	-
Mortality and expense risk charges (note 2)	(24,023)	(1,448)	(325)	(1,299,679)	(52,838)	(101,015)	(2,274)	(632,528)

Net investment income (loss)	104,424	6,307	1,223	26,551	(24,849)	(45,769)	(1,521)	(632,528)

Realized gain (loss) on investments	312,340	(45,261)	(9,833)	3,993,309	58,379	2,136,446	(827)	538,121
Change in unrealized gain (loss) on investments	(141,364)	54,934	11,763	11,592,779	353,557	(370,019)	38,173	13,595,269

Net gain (loss) on investments	170,976	9,673	1,930	15,586,088	411,936	1,766,427	37,346	14,133,390

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$275,400	15,980	3,153	15,612,639	387,087	1,720,658	35,825	13,500,862

Investment Activity:	OVSBS	PMVRRA	SBLD	SBLJ	SBLN	SBLO	SBLP	SBLQ
Reinvested dividends	$369,157	12,652	-	-	-	-	-	-
Mortality and expense risk charges (note 2)	(81,920)	(9,896)	(2,583)	(1,486)	(1,652)	(9,950)	(4,435)	(9,968)

Net investment income (loss)	287,237	2,756	(2,583)	(1,486)	(1,652)	(9,950)	(4,435)	(9,968)

Realized gain (loss) on investments	29,557	8,924	(14,258)	2,659	(2,742)	18,283	66,256	5,208
Change in unrealized gain (loss) on investments	226,229	38,145	46,699	26,575	17,338	151,131	(10,447)	189,231

Net gain (loss) on investments	255,786	47,069	32,441	29,234	14,596	169,414	55,809	194,439

Reinvested capital gains	-	7,699	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$543,023	57,524	29,858	27,748	12,944	159,464	51,374	184,471

(Continued)

24

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	SBLV	SBLX	SBLY	PMVTRA	PVGIB	ACEG2	ACC2	VYDS
Reinvested dividends	$-	-	-	70,332	172	-	11,081	35,021
Mortality and expense risk charges (note 2)	(23,908)	(783)	(274)	(31,682)	(139)	(27,993)	(145,062)	(57,110)

Net investment income (loss)	(23,908)	(783)	(274)	38,650	33	(27,993)	(133,981)	(22,089)

Realized gain (loss) on investments	444	3,726	2,565	52,023	(872)	123,396	9,992	180,137
Change in unrealized gain (loss) on investments	364,878	15,725	417	5,986	2,136	136,702	1,107,419	310,482

Net gain (loss) on investments	365,322	19,451	2,982	58,009	1,264	260,098	1,117,411	490,619

Reinvested capital gains	-	-	-	89,849	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$341,414	18,668	2,708	186,508	1,297	232,105	983,430	468,530

Investment Activity:	ROCMC	TRBCG2	TREI2	TRHS2	TRLT2	VWEMR	VWEM	VWHAR
Reinvested dividends	$17,182	-	198,037	-	-	133,786	113,128	130,272
Mortality and expense risk charges (note 2)	(9,633)	(78,843)	(176,111)	(5,864)	(14)	(221,263)	(197,009)	(416,269)

Net investment income (loss)	7,549	(78,843)	21,926	(5,864)	(14)	(87,477)	(83,881)	(285,997)

Realized gain (loss) on investments	(70,350)	3,244,156	(47,503)	62,630	-	387,993	(2,416,423)	(1,883,245)
Change in unrealized gain (loss) on investments	290,591	(2,321,877)	1,873,491	104,225	-	3,864,473	6,681,269	11,882,217

Net gain (loss) on investments	220,241	922,279	1,825,988	166,855	-	4,252,466	4,264,846	9,998,972

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$227,790	843,436	1,847,914	160,991	(14)	4,164,989	4,180,965	9,712,975

(Continued)

25

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	VWHA	WRASP	WRBP	WRBDP	WRCEP	WRDIV	WRENG	WRGNR
Reinvested dividends	$53,597	2,751,739	1,111,603	4,515,727	1,306,412	250,852	30,084	-
Mortality and expense risk charges (note 2)	(155,105)	(2,904,090)	(639,534)	(1,336,290)	(1,485,463)	(251,106)	(125,436)	(478,276)

Net investment income (loss)	(101,508)	(152,351)	472,069	3,179,437	(179,051)	(254)	(95,352)	(478,276)

Realized gain (loss) on investments	978,613	14,320,070	2,913,056	(364,042)	2,035,709	(190,096)	(252,796)	(3,784,161)
Change in unrealized gain (loss) on investments	2,899,851	2,019,798	4,008,209	2,688,985	21,143,520	3,206,588	2,505,467	9,246,495

Net gain (loss) on investments	3,878,464	16,339,868	6,921,265	2,324,943	23,179,229	3,016,492	2,252,671	5,462,334

Reinvested capital gains	-	-	810,129	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$3,776,956	16,187,517	8,203,463	5,504,380	23,000,178	3,016,238	2,157,319	4,984,058

Investment Activity:	WRGP	WRHIP	WRIP	WRI2P	WRMIC	WRMCG	WRMMP	WRMSP
Reinvested dividends	$914,599	6,611,406	434,967	269,856	-	5,377	25,796	216,963
Mortality and expense risk charges (note 2)	(1,639,820)	(961,238)	(510,079)	(219,516)	(51,497)	(177,479)	(377,262)	(15,627)

Net investment income (loss)	(725,221)	5,650,168	(75,112)	50,340	(51,497)	(172,102)	(351,466)	201,336

Realized gain (loss) on investments	9,136,456	(203,625)	3,086,974	(1,573,378)	(127,012)	459,753	-	(671,949)
Change in unrealized gain (loss) on investments	6,033,273	5,314,572	2,340,000	3,713,164	1,761,449	3,857,811	-	519,714

Net gain (loss) on investments	15,169,729	5,110,947	5,426,974	2,139,786	1,634,437	4,317,564	-	(152,235)

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$14,444,508	10,761,115	5,351,862	2,190,126	1,582,940	4,145,462	(351,466)	49,101

(Continued)

26

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	WRRESP	WRSTP	WRSCP	WRSCV	WRVP	SVOF	WFVSCG
Reinvested dividends	$188,888	-	-	6,697	560,427	2,064	-
Mortality and expense risk charges (note 2)	(115,894)	(972,461)	(797,455)	(101,378)	(725,862)	(4,852)	(77,523)

Net investment income (loss)	72,994	(972,461)	(797,455)	(94,681)	(165,435)	(2,788)	(77,523)

Realized gain (loss) on investments	(984,825)	6,513,220	2,261,234	(98,232)	366,368	28,732	1,223,633
Change in unrealized gain (loss) on investments	3,303,735	576,821	15,717,745	2,200,472	9,574,380	29,648	365,873

Net gain (loss) on investments	2,318,910	7,090,041	17,978,979	2,102,240	9,940,748	58,380	1,589,506

Reinvested capital gains	-	2,531,297	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$2,391,904	8,648,877	17,181,524	2,007,559	9,775,313	55,592	1,511,983

See accompanying notes to financial statements.

27

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	Total		BBCMAG		BBGI		BBCA
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$31,584,156	69,066,562	743	(3,901)	(249)	(3,578)	(937)	(12,467)
Realized gain (loss) on investments	(56,533,762)	(679,416,549)	(107,659)	(269,562)	(687,004)	(805,753)	(524,360)	(187,904)
Change in unrealized gain (loss) on investments	885,246,152	2,141,717,605	195,441	400,950	813,200	1,071,310	506,384	438,221
Reinvested capital gains	38,426,055	109,584,169	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	898,722,601	1,640,951,787	88,525	127,487	125,947	261,979	(18,913)	237,850

Equity transactions:
Purchase payments received from contract owners (note 3)	175,161,828	213,963,897	7,901	(8,897)	21,499	25,760	1,249	15,355
Transfers between funds	-	-	21,843	(123)	(111,260)	(346,129)	(1,089,532)	(12)
Redemptions (note 3)	(1,485,445,815)	(1,535,732,127)	(166,097)	(221,819)	(452,368)	(336,773)	(13,956)	(244,251)
Annuity benefits	(5,840,577)	(5,109,456)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(199,103)	(226,624)	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(1,454,198)	(3,951,708)	(196)	(580)	(1,045)	(159)	-	(89)
Adjustments to maintain reserves	(78,577)	(110,835)	(2)	(28)	(44)	(31)	(7)	(52)

Net equity transactions	(1,317,856,442)	(1,331,166,853)	(136,551)	(231,447)	(543,217)	(657,332)	(1,102,246)	(229,049)

Net change in contract owners’ equity	(419,133,841)	309,784,934	(48,026)	(103,960)	(417,270)	(395,353)	(1,121,159)	8,801
Contract owners’ equity beginning of period	7,961,391,641	7,651,606,707	780,089	884,049	1,698,220	2,093,573	1,121,159	1,112,358

Contract owners’ equity end of period	$7,542,257,800	7,961,391,641	732,063	780,089	1,280,950	1,698,220	-	1,121,159

CHANGES IN UNITS:
Beginning units	631,032,455	721,371,476	79,522	110,981	181,163	261,627	93,676	117,435
Units purchased	193,534,437	275,440,652	7,189	1,099	4,723	9,325	89	8,541
Units redeemed	(283,851,700)	(365,779,673)	(20,723)	(32,558)	(62,499)	(89,789)	(93,765)	(32,300)

Ending units	540,715,192	631,032,455	65,988	79,522	123,387	181,163	-	93,676

(Continued)

28

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	MLVGA3		CSIEF3		WSCP		HVIE
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$70,591	141,162	(9,270)	(621)	(41,985)	(12,857)	(1)	-
Realized gain (loss) on investments	407,938	59,155	4,440	19	121,503	11,810	1	-
Change in unrealized gain (loss) on investments	1,343,809	521,553	114,790	12,049	511,185	407,313	42	-
Reinvested capital gains	169,611	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,991,949	721,870	109,960	11,447	590,703	406,266	42	-

Equity transactions:
Purchase payments received from contract owners (note 3)	1,171,643	270,186	1,655	55	101,230	18,839	-	-
Transfers between funds	14,396,359	15,799,366	(75,476)	1,185,824	(202,190)	4,778,356	4,880	-
Redemptions (note 3)	(3,978,794)	(676,123)	(122,425)	(1,827)	(780,022)	(128,128)	-	-
Annuity benefits	(16,063)	(3,681)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(96)	(21)	(2)	-	(94)	(24)	-	-
Contingent deferred sales charges (note 2)	(938)	(1,476)	(48)	(5)	(563)	(19)	-	-
Adjustments to maintain reserves	(1,023)	(112)	506	(46)	(96)	11	-	-

Net equity transactions	11,571,088	15,388,139	(195,790)	1,184,001	(881,735)	4,669,035	4,880	-

Net change in contract owners’ equity	13,563,037	16,110,009	(85,830)	1,195,448	(291,032)	5,075,301	4,922	-
Contract owners’ equity beginning of period	16,110,009	-	1,195,448	-	5,075,301	-	-	-

Contract owners’ equity end of period	$29,673,046	16,110,009	1,109,618	1,195,448	4,784,269	5,075,301	4,922	-

CHANGES IN UNITS:
Beginning units	1,329,525	-	118,233	-	465,051	-	-	-
Units purchased	1,730,348	1,472,293	39,993	118,413	13,555	485,940	479	-
Units redeemed	(809,032)	(142,768)	(59,437)	(180)	(91,515)	(20,889)	(2)	-

Ending units	2,250,841	1,329,525	98,789	118,233	387,091	465,051	477	-

(Continued)

29

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	HVSIT		JPMMV1		JABS		JACAS
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(2)	-	10,097	(81,061)	1,428	1,549	(1,150,038)	(1,362,426)
Realized gain (loss) on investments	53	-	782,473	235,837	1,409	741	10,793,264	6,549,275
Change in unrealized gain (loss) on investments	4	-	1,394,609	2,545,147	4,603	16,911	(4,098,525)	38,820,781
Reinvested capital gains	-	-	-	-	-	3,877	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	55	-	2,187,179	2,699,923	7,440	23,078	5,544,701	44,007,630

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	105,717	42,418	-	50	2,478,918	2,743,945
Transfers between funds	15,259	-	307,064	9,246,326	-	6,108	(5,022,668)	5,252,337
Redemptions (note 3)	-	-	(1,685,760)	(988,531)	(7,268)	(6,892)	(20,035,823)	(18,927,419)
Annuity benefits	-	-	(2,425)	(1,362)	(409)	(282)	(42,040)	(25,688)
Contract maintenance charges (note 2)	-	-	(374)	(190)	1	-	(2,690)	(3,141)
Contingent deferred sales charges (note 2)	-	-	(747)	(1,003)	-	-	(26,096)	(51,463)
Adjustments to maintain reserves	2	-	(1,160)	2,339	39	(14)	(2,348)	57,400

Net equity transactions	15,261	-	(1,277,686)	8,299,997	(7,637)	(1,030)	(22,652,747)	(10,954,029)

Net change in contract owners’ equity	15,316	-	909,493	10,999,920	(197)	22,048	(17,108,046)	33,053,601
Contract owners’ equity beginning of period	-	-	10,999,920	-	113,433	91,385	138,973,393	105,919,792

Contract owners’ equity end of period	$15,316	-	11,909,413	10,999,920	113,236	113,433	121,865,347	138,973,393

CHANGES IN UNITS:
Beginning units	-	-	921,638	-	7,927	7,919	14,689,565	15,992,721
Units purchased	1,674	-	190,347	1,121,053	39	1,152	1,589,579	4,124,757
Units redeemed	(318)	-	(294,557)	(199,415)	(557)	(1,144)	(4,014,211)	(5,427,913)

Ending units	1,356	-	817,428	921,638	7,409	7,927	12,264,933	14,689,565

(Continued)

30

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	JAGTS2		JAGTS		JARLCS		JAIGS2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(147,605)	(131,639)	(196,497)	(176,543)	96	(2,711)	(685,413)	(628,943)
Realized gain (loss) on investments	316,299	278,524	805,632	(23,221)	894	(787,140)	2,409,923	(3,933,548)
Change in unrealized gain (loss) on investments	2,482,442	5,154,528	3,240,262	7,483,498	(544)	906,460	21,432,682	47,489,460
Reinvested capital gains	-	-	-	-	-	-	-	2,369,924

Net increase (decrease) in contract owners’ equity resulting from operations	2,651,136	5,301,413	3,849,397	7,283,734	446	116,609	23,157,192	45,296,893

Equity transactions:
Purchase payments received from contract owners (note 3)	806,542	602,350	128,552	211,803	11	3,613	2,866,917	2,925,196
Transfers between funds	2,620,446	709,197	(985,517)	(606,592)	(6,742)	(1,597,596)	1,440,069	15,394,785
Redemptions (note 3)	(2,191,966)	(2,356,313)	(2,374,682)	(2,072,844)	19	(123,657)	(17,389,236)	(13,437,090)
Annuity benefits	-	-	(2,308)	(1,833)	(177)	(636)	(27,537)	(23,173)
Contract maintenance charges (note 2)	(403)	(490)	(669)	(712)	-	(10)	(2,885)	(3,027)
Contingent deferred sales charges (note 2)	(4,828)	(10,197)	(1,697)	(3,612)	-	(469)	(37,696)	(48,397)
Adjustments to maintain reserves	(158)	74,097	(5,572)	(5,423)	6	(106)	3,335	(4,598)

Net equity transactions	1,229,632	(981,356)	(3,241,893)	(2,479,213)	(6,883)	(1,718,861)	(13,147,034)	4,803,696

Net change in contract owners’ equity	3,880,768	4,320,057	607,504	4,804,521	(6,437)	(1,602,252)	10,010,158	50,100,589
Contract owners’ equity beginning of period	12,931,641	8,611,584	19,213,326	14,408,805	6,437	1,608,689	111,696,500	61,595,911

Contract owners’ equity end of period	$16,812,409	12,931,641	19,820,830	19,213,326	-	6,437	121,706,658	111,696,500

CHANGES IN UNITS:
Beginning units	1,031,386	1,067,580	4,618,124	5,376,361	475	140,574	4,589,729	4,486,666
Units purchased	540,662	718,595	17,929	47,000	1	45,295	1,127,414	2,024,382
Units redeemed	(484,060)	(754,789)	(765,194)	(805,237)	(476)	(185,394)	(1,674,103)	(1,921,319)

Ending units	1,087,988	1,031,386	3,870,859	4,618,124	-	475	4,043,040	4,589,729

(Continued)

31

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	JAIGS		MIGSC		MMCGSC		MNDSC
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(435,049)	(460,539)	(1,786)	(1,377)	(29,153)	(26,044)	(20,890)	(17,628)
Realized gain (loss) on investments	9,225,218	4,928,002	1,972	(1,393)	(26,771)	(88,015)	(5,076)	(68,745)
Change in unrealized gain (loss) on investments	7,949,018	31,358,613	17,222	56,691	435,360	587,668	345,445	524,183
Reinvested capital gains	-	1,949,340	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	16,739,187	37,775,416	17,408	53,921	379,436	473,609	319,479	437,810

Equity transactions:
Purchase payments received from contract owners (note 3)	636,150	886,150	-	(195)	11,907	1,485	9,301	1,230
Transfers between funds	(3,619,665)	(2,752,353)	(220)	5,393	(43,801)	6,539	156	84,239
Redemptions (note 3)	(12,596,333)	(10,519,223)	(16,600)	(5,641)	(254,124)	(169,267)	(260,082)	(53,851)
Annuity benefits	(16,464)	(15,338)	(6,405)	(5,842)	-	-	-	-
Contract maintenance charges (note 2)	(1,543)	(1,549)	1	-	-	-	-	-
Contingent deferred sales charges (note 2)	(12,706)	(17,582)	(339)	(17)	(170)	(1,736)	(222)	(262)
Adjustments to maintain reserves	2,676	(2,088)	(164)	97	96	(65)	(313)	286

Net equity transactions	(15,607,884)	(12,421,983)	(23,726)	(6,205)	(286,091)	(163,044)	(251,159)	31,642

Net change in contract owners’ equity	1,131,303	25,353,433	(6,318)	47,716	93,345	310,565	68,320	469,452
Contract owners’ equity beginning of period	79,592,841	54,239,408	194,959	147,243	1,610,125	1,299,560	1,173,015	703,563

Contract owners’ equity end of period	$80,724,144	79,592,841	188,641	194,959	1,703,470	1,610,125	1,241,335	1,173,015

CHANGES IN UNITS:
Beginning units	5,558,077	6,684,942	17,463	18,125	210,034	234,916	106,493	101,953
Units purchased	49,333	124,988	-	688	6,194	20,743	15,204	25,562
Units redeemed	(1,046,463)	(1,251,853)	(2,204)	(1,350)	(40,997)	(45,625)	(37,361)	(21,022)

Ending units	4,560,947	5,558,077	15,259	17,463	175,231	210,034	84,336	106,493

(Continued)

32

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	MVFSC		MVIVSC		MSVFI		MSVF2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$63,600	(10,470)	(3,132)	-	207,944	474,490	23,553	55,591
Realized gain (loss) on investments	(2,225,769)	(4,199,319)	12,252	-	84,494	(193,713)	(48,054)	(25,994)
Change in unrealized gain (loss) on investments	5,447,120	10,394,323	72,467	-	(6,107)	182,335	64,038	32,877
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,284,951	6,184,534	81,587	-	286,331	463,112	39,537	62,474

Equity transactions:
Purchase payments received from contract owners (note 3)	1,233,430	816,327	106,889	-	186,137	129,846	8,717	-
Transfers between funds	424,074	5,359,412	835,173	-	(169,084)	(3,023,753)	231,989	14,018
Redemptions (note 3)	(5,440,171)	(4,251,942)	(6,367)	-	(774,478)	(1,106,061)	(207,272)	(114,584)
Annuity benefits	(33,222)	(17,140)	-	-	-	-	(10,905)	(10,781)
Contract maintenance charges (note 2)	(1,012)	(1,063)	-	-	(77)	(303)	1	-
Contingent deferred sales charges (note 2)	(8,459)	(11,001)	(21)	-	(804)	(4,221)	(114)	(858)
Adjustments to maintain reserves	4	21,045	(16)	-	(156)	2,059	(8)	(61)

Net equity transactions	(3,825,355)	1,915,638	935,657	-	(758,462)	(4,002,433)	22,408	(112,266)

Net change in contract owners’ equity	(540,404)	8,100,172	1,017,244	-	(472,131)	(3,539,321)	61,945	(49,792)
Contract owners’ equity beginning of period	36,810,961	28,710,789	-	-	4,149,190	7,688,511	826,070	875,862

Contract owners’ equity end of period	$36,270,557	36,810,961	1,017,244	-	3,677,059	4,149,190	888,015	826,070

CHANGES IN UNITS:
Beginning units	3,696,423	3,458,496	-	-	397,097	797,752	63,439	75,504
Units purchased	865,222	2,046,178	107,371	-	6,106,500	873,688	30,570	5,764
Units redeemed	(1,262,585)	(1,808,251)	(12,890)	-	(6,171,237)	(1,274,343)	(27,288)	(17,829)

Ending units	3,299,060	3,696,423	94,481	-	332,360	397,097	66,721	63,439

(Continued)

33

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	MSEM		MSVMG		MSVRE		NVAGF3
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$388,894	887,135	(907)	(79,371)	7,016	2,132,202	71,641	30,329
Realized gain (loss) on investments	(84,500)	(453,053)	4,401	(6,911,501)	113,371	(118,691,386)	34,192	8,210
Change in unrealized gain (loss) on investments	757,864	2,824,653	10,914	10,827,887	154,463	121,284,727	(44,200)	(7,890)
Reinvested capital gains	-	-	-	-	-	-	34,865	4,490

Net increase (decrease) in contract owners’ equity resulting from operations	1,062,258	3,258,735	14,408	3,837,015	274,850	4,725,543	96,498	35,139

Equity transactions:
Purchase payments received from contract owners (note 3)	88,406	106,914	37	250,427	13,145	776,904	16,461	12,910
Transfers between funds	(610,897)	(822,603)	17,477	(12,017,677)	(96,252)	(92,059,094)	697,200	995,682
Redemptions (note 3)	(2,132,358)	(2,296,012)	(18,004)	(1,454,122)	(245,466)	(7,924,155)	(246,363)	(69,376)
Annuity benefits	(9,660)	(9,846)	(1,315)	(3,390)	(11,894)	(25,093)	-	-
Contract maintenance charges (note 2)	(260)	(336)	(14)	(221)	(118)	(2,294)	(2)	(3)
Contingent deferred sales charges (note 2)	(2,043)	(5,906)	(1)	(2,038)	(214)	(27,812)	(46)	(30)
Adjustments to maintain reserves	(467)	(654)	(1,458)	(47,959)	2,150	4,197	(338)	(14)

Net equity transactions	(2,667,279)	(3,028,443)	(3,278)	(13,274,980)	(338,649)	(99,257,347)	466,912	939,169

Net change in contract owners’ equity	(1,605,021)	230,292	11,130	(9,437,965)	(63,799)	(94,531,804)	563,410	974,308
Contract owners’ equity beginning of period	13,345,338	13,115,046	55,889	9,493,854	1,180,599	95,712,403	974,308	-

Contract owners’ equity end of period	$11,740,317	13,345,338	67,019	55,889	1,116,800	1,180,599	1,537,718	974,308

CHANGES IN UNITS:
Beginning units	466,768	586,733	4,834	1,708,103	47,730	5,202,889	85,960	-
Units purchased	20,915	47,736	2,757	843,541	1,486	618,853	118,628	99,992
Units redeemed	(110,175)	(167,701)	(1,095)	(2,546,810)	(13,983)	(5,774,012)	(78,725)	(14,032)

Ending units	377,508	466,768	6,496	4,834	35,233	47,730	125,863	85,960

(Continued)

34

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	NVAMV1		NVAMV2		GVAAA2		GVABD2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$152,590	948	1,169	-	114,043	(379,310)	275,945	(269,914)
Realized gain (loss) on investments	101,418	3,794	10,180	-	(2,412,778)	(2,838,254)	694,437	(3,729,975)
Change in unrealized gain (loss) on investments	2,830,584	13,851	57,218	-	5,741,498	9,026,556	570,183	7,240,981
Reinvested capital gains	372,605	13,244	8,014	-	-	836,324	-	9,965

Net increase (decrease) in contract owners’ equity resulting from operations	3,457,197	31,837	76,581	-	3,442,763	6,645,316	1,540,565	3,251,057

Equity transactions:
Purchase payments received from contract owners (note 3)	244,987	29,111	41,354	-	1,049,843	1,536,979	763,309	483,396
Transfers between funds	174,239,861	363,916	3,647,837	-	250,710	2,815,926	1,205,534	3,208,035
Redemptions (note 3)	(2,151,859)	(32,806)	(230,045)	-	(6,971,963)	(5,240,766)	(6,223,556)	(5,818,847)
Annuity benefits	(6,599)	(11)	-	-	(74,385)	(66,777)	(60,731)	(46,432)
Contract maintenance charges (note 2)	(237)	(9)	-	-	(1,010)	(922)	(391)	(417)
Contingent deferred sales charges (note 2)	(4,976)	-	-	-	(9,045)	(6,481)	(12,376)	(9,636)
Adjustments to maintain reserves	(5,778)	(13)	12	-	1,353	(681)	(491)	(519)

Net equity transactions	172,315,399	360,188	3,459,159	-	(5,754,497)	(962,722)	(4,328,702)	(2,184,420)

Net change in contract owners’ equity	175,772,596	392,025	3,535,740	-	(2,311,734)	5,682,594	(2,788,137)	1,066,637
Contract owners’ equity beginning of period	392,025	-	-	-	36,891,031	31,208,437	31,684,732	30,618,095

Contract owners’ equity end of period	$176,164,621	392,025	3,535,740	-	34,579,297	36,891,031	28,896,595	31,684,732

CHANGES IN UNITS:
Beginning units	31,259	-	-	-	3,655,535	3,842,337	2,923,369	3,167,010
Units purchased	12,697,067	34,548	274,349	-	781,157	1,380,676	848,414	3,133,380
Units redeemed	(257,011)	(3,289)	(17,735)	-	(1,366,087)	(1,567,478)	(1,230,949)	(3,377,021)

Ending units	12,471,315	31,259	256,614	-	3,070,605	3,655,535	2,540,834	2,923,369

(Continued)

35

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	GVAGG2		GVAGR2		GVAGI2		HIBF
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(81,478)	(262,953)	(379,466)	(328,995)	(31,320)	(108,429)	2,597,566	3,067,115
Realized gain (loss) on investments	(1,709,080)	(2,508,317)	(3,209,864)	(3,543,526)	(646,824)	(1,263,463)	(1,803,639)	(4,148,468)
Change in unrealized gain (loss) on investments	4,108,005	8,592,064	9,681,197	9,293,715	1,831,687	3,531,610	3,224,192	14,256,487
Reinvested capital gains	-	1,761,984	-	3,122,179	-	244,640	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,317,447	7,582,778	6,091,867	8,543,373	1,153,543	2,404,358	4,018,119	13,175,134

Equity transactions:
Purchase payments received from contract owners (note 3)	408,316	489,752	1,389,984	909,029	517,953	680,705	79,217	84,683
Transfers between funds	716,536	4,448,817	3,162,437	10,496,698	1,582,482	3,029,225	(1,809,615)	(2,221,650)
Redemptions (note 3)	(4,065,330)	(4,280,332)	(6,893,127)	(5,023,461)	(2,091,288)	(1,322,132)	(6,934,686)	(6,729,066)
Annuity benefits	(14,476)	(17,876)	(48,756)	(32,281)	(50,834)	(37,355)	(17,271)	(21,985)
Contract maintenance charges (note 2)	(837)	(923)	(1,432)	(1,391)	(295)	(268)	(466)	(532)
Contingent deferred sales charges (note 2)	(3,848)	(12,386)	(9,958)	(12,914)	(2,427)	(3,677)	(5,552)	(8,946)
Adjustments to maintain reserves	2,055	(1,567)	2,492	(1,522)	(801)	(2,586)	(916)	(2,713)

Net equity transactions	(2,957,584)	625,485	(2,398,359)	6,334,158	(45,210)	2,343,912	(8,689,289)	(8,900,209)

Net change in contract owners’ equity	(640,137)	8,208,263	3,693,508	14,877,531	1,108,333	4,748,270	(4,671,170)	4,274,925
Contract owners’ equity beginning of period	27,756,521	19,548,258	38,841,932	23,964,401	12,169,402	7,421,132	38,395,329	34,120,404

Contract owners’ equity end of period	$27,116,384	27,756,521	42,535,440	38,841,932	13,277,735	12,169,402	33,724,159	38,395,329

CHANGES IN UNITS:
Beginning units	2,651,292	2,607,903	4,400,289	3,724,440	1,422,326	1,149,098	2,432,766	3,127,646
Units purchased	555,037	1,420,654	1,082,780	2,425,025	515,144	749,225	62,462	155,403
Units redeemed	(853,770)	(1,377,265)	(1,379,228)	(1,749,176)	(516,447)	(475,997)	(589,634)	(850,283)

Ending units	2,352,559	2,651,292	4,103,841	4,400,289	1,421,023	1,422,326	1,905,594	2,432,766

(Continued)

36

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	HIBF3		GEM		GEM3		GEM6
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$2,515,382	3,835,163	(20,558)	3,525	(566,214)	60,086	(19,010)	(6,599)
Realized gain (loss) on investments	13,861,200	(6,350,245)	(64,651)	(218,211)	(11,714,634)	(16,893,431)	(260,475)	(323,330)
Change in unrealized gain (loss) on investments	(12,613,795)	20,999,703	360,262	1,118,599	19,225,413	39,070,874	397,489	737,136
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,762,787	18,484,621	275,053	903,913	6,944,565	22,237,529	118,004	407,207

Equity transactions:
Purchase payments received from contract owners (note 3)	832,954	787,358	66,253	111,599	1,209,703	1,620,444	34,861	13,067
Transfers between funds	(21,181,442)	9,912,116	(156,085)	(94,119)	(1,774,128)	2,701,712	4,713	149,929
Redemptions (note 3)	(6,722,168)	(7,197,760)	(455,737)	(417,217)	(8,480,529)	(7,332,600)	(276,463)	(150,590)
Annuity benefits	(28,975)	(44,044)	(5,551)	(3,275)	(34,168)	(24,429)	-	-
Contract maintenance charges (note 2)	(345)	(385)	(59)	(85)	(2,888)	(3,113)	-	-
Contingent deferred sales charges (note 2)	(6,167)	(11,277)	(450)	(840)	(24,382)	(22,375)	(201)	(636)
Adjustments to maintain reserves	(3,089)	776	(191)	(123)	202	(481)	109	5

Net equity transactions	(27,109,232)	3,446,784	(551,820)	(404,060)	(9,106,190)	(3,060,842)	(236,981)	11,775

Net change in contract owners’ equity	(23,346,445)	21,931,405	(276,767)	499,853	(2,161,625)	19,176,687	(118,977)	418,982
Contract owners’ equity beginning of period	60,646,897	38,715,492	2,225,227	1,725,374	59,267,422	40,090,735	1,113,594	694,612

Contract owners’ equity end of period	$37,300,452	60,646,897	1,948,460	2,225,227	57,105,797	59,267,422	994,617	1,113,594

CHANGES IN UNITS:
Beginning units	5,022,438	4,616,958	92,773	117,608	2,343,389	2,568,733	57,783	57,587
Units purchased	3,367,157	4,610,564	1,647	10,065	515,837	1,093,399	8,913	20,399
Units redeemed	(5,647,397)	(4,205,084)	(23,635)	(34,900)	(897,453)	(1,318,743)	(21,367)	(20,203)

Ending units	2,742,198	5,022,438	70,785	92,773	1,961,773	2,343,389	45,329	57,783

(Continued)

37

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	GVGU1		GVGU		GIG		GIG3
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$87	587	34,536	243,639	(3,036)	(909)	(49,963)	(37,503)
Realized gain (loss) on investments	(10,224)	(875)	(1,733,405)	(5,829,198)	56,569	(111,347)	(5,227,492)	(8,949,644)
Change in unrealized gain (loss) on investments	9,323	1,828	1,366,564	5,619,924	(10,389)	352,373	7,913,535	14,475,264
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(814)	1,540	(332,305)	34,365	43,144	240,117	2,636,080	5,488,117

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	123,574	205,331	32,910	45,772	316,040	445,688
Transfers between funds	(21,384)	-	(8,183,900)	(5,017,490)	(361,742)	291,336	(1,220,819)	829,819
Redemptions (note 3)	230	(2,262)	(927,733)	(1,771,067)	(137,485)	(199,034)	(4,266,072)	(3,648,045)
Annuity benefits	(40)	(113)	-	-	(829)	(2,300)	(98)	(23)
Contract maintenance charges (note 2)	-	-	(99)	(149)	(40)	(54)	(603)	(663)
Contingent deferred sales charges (note 2)	-	-	(2,235)	(3,064)	(432)	(249)	(12,154)	(12,229)
Adjustments to maintain reserves	1	(4)	(152)	(345)	(265)	127	(552)	(668)

Net equity transactions	(21,193)	(2,379)	(8,990,545)	(6,586,784)	(467,883)	135,598	(5,184,257)	(2,386,121)

Net change in contract owners’ equity	(22,007)	(839)	(9,322,850)	(6,552,419)	(424,739)	375,715	(2,548,177)	3,101,996
Contract owners’ equity beginning of period	22,007	22,846	9,322,850	15,875,269	1,191,175	815,460	27,492,057	24,390,061

Contract owners’ equity end of period	$-	22,007	-	9,322,850	766,436	1,191,175	24,943,880	27,492,057

CHANGES IN UNITS:
Beginning units	1,356	1,501	617,366	1,126,815	108,942	95,197	1,606,441	1,835,707
Units purchased	14	-	46,767	213,262	5,025	47,278	309,157	751,390
Units redeemed	(1,370)	(145)	(664,133)	(722,711)	(51,250)	(33,533)	(616,230)	(980,656)

Ending units	-	1,356	-	617,366	62,717	108,942	1,299,368	1,606,441

(Continued)

38

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	NVIE6		GEF		GEF3		NVNMO1
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(237)	(160)	(5,958)	(2,595)	(8,220)	(6,123)	(851,277)	(356,697)
Realized gain (loss) on investments	(3,832)	(3,944)	472,938	253,741	(1,368,173)	(1,704,366)	2,969,870	973,687
Change in unrealized gain (loss) on investments	9,569	14,274	178,383	1,263,513	1,844,986	2,900,358	2,178,031	10,041,102
Reinvested capital gains	-	-	-	-	-	-	7,570,839	220,910

Net increase (decrease) in contract owners’ equity resulting from operations	5,500	10,170	645,363	1,514,659	468,593	1,189,869	11,867,463	10,879,002

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	23,764	51,268	143,754	270,709	1,520,229	937,904
Transfers between funds	-	21,133	(289,502)	(354,850)	(986,988)	(321,583)	(9,478,834)	96,213,801
Redemptions (note 3)	(4,230)	(4,258)	(1,220,039)	(1,199,210)	(989,354)	(921,308)	(14,703,827)	(6,087,874)
Annuity benefits	(1,765)	(873)	(3,212)	(2,579)	-	-	(16,807)	(6,304)
Contract maintenance charges (note 2)	1	-	(115)	(142)	(203)	(233)	(1,861)	(638)
Contingent deferred sales charges (note 2)	-	-	(753)	(633)	(2,080)	(2,562)	(19,979)	(7,118)
Adjustments to maintain reserves	6	12	(366)	4,386	307	(494)	4,583	(6,927)

Net equity transactions	(5,988)	16,014	(1,490,222)	(1,501,760)	(1,834,564)	(975,471)	(22,696,497)	91,042,844

Net change in contract owners’ equity	(488)	26,184	(844,859)	12,899	(1,365,971)	214,398	(10,829,034)	101,921,846
Contract owners’ equity beginning of period	56,219	30,035	8,047,951	8,035,052	6,481,949	6,267,551	102,052,823	130,977

Contract owners’ equity end of period	$55,731	56,219	7,203,092	8,047,951	5,115,978	6,481,949	91,223,789	102,052,823

CHANGES IN UNITS:
Beginning units	8,052	5,501	586,309	726,959	352,465	421,671	13,082,723	24,053
Units purchased	28	3,378	1,764	17,983	30,337	85,154	956,878	15,151,610
Units redeemed	(927)	(827)	(112,578)	(158,633)	(130,594)	(154,360)	(3,818,384)	(2,092,940)

Ending units	7,153	8,052	475,495	586,309	252,208	352,465	10,221,217	13,082,723

(Continued)

39

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	NVNSR1		NVNSR2		NVCRA2		NVCRB2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(16,370)	(31,173)	(27)	(11)	(15,416)	(3,206)	(23,647)	42,214
Realized gain (loss) on investments	454,570	(2,091,723)	7	1	260,027	(369,652)	293,238	(244,151)
Change in unrealized gain (loss) on investments	302,498	3,083,853	374	169	(134,930)	886,321	387,632	988,580
Reinvested capital gains	-	-	-	-	188,921	529	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	740,698	960,957	354	159	298,602	513,992	657,223	786,643

Equity transactions:
Purchase payments received from contract owners (note 3)	241,728	147,305	-	-	197,959	326,945	215,456	662,845
Transfers between funds	(1,410,734)	(2,202,180)	-	1,534	110,790	525,761	4,834,439	2,254,009
Redemptions (note 3)	(806,825)	(938,577)	-	-	(302,268)	(289,877)	(1,370,476)	(753,576)
Annuity benefits	(575)	(395)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(767)	(1,020)	-	-	(383)	(74)	(138)	(75)
Contingent deferred sales charges (note 2)	(4,318)	(6,181)	-	-	(1,233)	(222)	(10,695)	(225)
Adjustments to maintain reserves	44	3,889	-	2	(34)	146	(41)	(109)

Net equity transactions	(1,981,448)	(2,997,159)	-	1,536	4,831	562,679	3,668,545	2,162,869

Net change in contract owners’ equity	(1,240,750)	(2,036,202)	354	1,695	303,433	1,076,671	4,325,768	2,949,512
Contract owners’ equity beginning of period	4,381,839	6,418,041	1,695	-	2,370,573	1,293,902	5,985,142	3,035,630

Contract owners’ equity end of period	$3,141,089	4,381,839	2,049	1,695	2,674,006	2,370,573	10,310,910	5,985,142

CHANGES IN UNITS:
Beginning units	545,466	1,045,538	217	-	291,521	203,409	589,939	382,103
Units purchased	204,391	182,907	-	217	134,326	243,321	672,494	386,459
Units redeemed	(431,164)	(682,979)	-	-	(136,676)	(155,209)	(300,200)	(178,623)

Ending units	318,693	545,466	217	217	289,171	291,521	962,233	589,939

(Continued)

40

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	NVCCA2		NVCCN2		NVCMD2		NVCMA2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(23,121)	6,189	4,113	77,900	(62,698)	68,923	(44,462)	12,827
Realized gain (loss) on investments	(72,225)	(512,697)	403,070	(94,790)	294,009	(585,543)	353,810	(409,788)
Change in unrealized gain (loss) on investments	596,301	1,335,014	(84,730)	526,732	1,497,093	2,605,933	511,762	1,241,673
Reinvested capital gains	204	-	125,034	11,379	-	620	-	2,043

Net increase (decrease) in contract owners’ equity resulting from operations	501,159	828,506	447,487	521,221	1,728,404	2,089,933	821,110	846,755

Equity transactions:
Purchase payments received from contract owners (note 3)	178,334	201,435	416,266	89,458	1,516,375	1,611,034	365,806	1,293,097
Transfers between funds	2,064,489	886,720	3,455,185	4,172,111	7,467,967	5,586,811	2,315,760	1,421,546
Redemptions (note 3)	(729,333)	(2,059,944)	(1,237,401)	(1,199,870)	(2,919,401)	(1,937,222)	(757,811)	(261,619)
Annuity benefits	(889)	-	(25,006)	(17,163)	(78,588)	(48,497)	(74,432)	(20,564)
Contract maintenance charges (note 2)	(171)	(43)	(212)	(87)	(860)	(299)	(523)	(169)
Contingent deferred sales charges (note 2)	(1,410)	(6,456)	(1,606)	(5,579)	(1,839)	(7,725)	(1,890)	(368)
Adjustments to maintain reserves	(175)	(122)	4,310	68,962	(730)	(197)	(2,531)	(90)

Net equity transactions	1,510,846	(978,410)	2,611,536	3,107,832	5,982,924	5,203,905	1,844,379	2,431,833

Net change in contract owners’ equity	2,012,005	(149,904)	3,059,023	3,629,053	7,711,328	7,293,838	2,665,489	3,278,588
Contract owners’ equity beginning of period	4,022,814	4,172,718	6,234,788	2,605,735	12,911,239	5,617,401	5,551,785	2,273,197

Contract owners’ equity end of period	$6,034,819	4,022,814	9,293,811	6,234,788	20,622,567	12,911,239	8,217,274	5,551,785

CHANGES IN UNITS:
Beginning units	418,388	559,727	581,196	283,337	1,273,021	742,815	487,057	303,444
Units purchased	303,563	368,003	579,372	617,478	1,252,700	1,009,155	479,194	374,682
Units redeemed	(141,929)	(509,342)	(352,869)	(319,619)	(613,597)	(478,949)	(262,451)	(191,069)

Ending units	580,022	418,388	807,699	581,196	1,912,124	1,273,021	703,800	487,057

(Continued)

41

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	NVCMC2		NVCBD1		NVCBD2		NVLCP2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(9,863)	56,727	130,680	93,347	4,669	5,007	55,159	77,279
Realized gain (loss) on investments	557,537	(115,908)	321,224	126,672	4,039	3,675	203,794	74,825
Change in unrealized gain (loss) on investments	(49,399)	707,744	(113,371)	10,632	15,054	7,583	(79,871)	27,689
Reinvested capital gains	13,578	3,640	81,541	33,675	7,760	3,187	89,656	71,400

Net increase (decrease) in contract owners’ equity resulting from operations	511,853	652,203	420,074	264,326	31,522	19,452	268,738	251,193

Equity transactions:
Purchase payments received from contract owners (note 3)	414,056	387,857	305,088	101,829	-	-	14,847	19,118
Transfers between funds	2,453,693	2,538,399	2,690,069	6,628,168	109,708	579,089	266,457	3,536,367
Redemptions (note 3)	(1,051,497)	(1,132,337)	(2,394,549)	(914,752)	(19,869)	(30,807)	(722,306)	(383,426)
Annuity benefits	(4,982)	(1,247)	(14,531)	(10,261)	-	-	(8,224)	(5,681)
Contract maintenance charges (note 2)	(186)	(117)	(486)	(194)	-	-	(45)	(39)
Contingent deferred sales charges (note 2)	(438)	(12,815)	(3,295)	(1,026)	-	(42)	(62)	(179)
Adjustments to maintain reserves	(2)	(115)	(253)	(153)	(10)	(40)	(105)	(35)

Net equity transactions	1,810,643	1,779,625	582,043	5,803,611	89,829	548,200	(449,439)	3,166,125

Net change in contract owners’ equity	2,322,496	2,431,828	1,002,117	6,067,937	121,351	567,652	(180,701)	3,417,318
Contract owners’ equity beginning of period	6,156,078	3,724,250	7,229,509	1,161,572	668,098	100,446	3,969,618	552,300

Contract owners’ equity end of period	$8,478,574	6,156,078	8,231,626	7,229,509	789,449	668,098	3,788,917	3,969,618

CHANGES IN UNITS:
Beginning units	633,405	445,889	669,759	109,155	63,999	10,259	344,564	53,319
Units purchased	560,817	579,509	686,476	1,182,533	10,355	58,175	263,446	727,470
Units redeemed	(395,699)	(391,993)	(633,905)	(621,929)	(2,158)	(4,435)	(300,475)	(436,225)

Ending units	798,523	633,405	722,330	669,759	72,196	63,999	307,535	344,564

(Continued)

42

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	TRF		TRF2		GVGF1		GVGFS
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(70,290)	329,455	(8,093)	(5,093)	(2)	(5)	(1,414)	(3,798)
Realized gain (loss) on investments	(4,115,477)	(13,766,520)	(60,171)	(41,969)	(1,713)	(630)	273,692	(2,226,308)
Change in unrealized gain (loss) on investments	17,958,649	39,345,162	137,224	196,791	1,776	1,717	(202,660)	3,488,754
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	13,772,882	25,908,097	68,960	149,729	61	1,082	69,618	1,258,648

Equity transactions:
Purchase payments received from contract owners (note 3)	2,684,534	3,027,289	600	2,545	-	-	12,558	49,757
Transfers between funds	(325,992)	(3,906,228)	(61,800)	92,192	(3,863)	-	(4,235,395)	(720,768)
Redemptions (note 3)	(19,229,198)	(19,382,011)	(240,080)	(59,751)	90	(722)	(179,724)	(763,555)
Annuity benefits	(90,425)	(77,505)	-	-	-	-	(140)	(351)
Contract maintenance charges (note 2)	(8,457)	(9,736)	-	-	-	-	(34)	(72)
Contingent deferred sales charges (note 2)	(27,681)	(40,798)	(70)	(358)	-	-	(325)	(2,065)
Adjustments to maintain reserves	(14,076)	(9,969)	(22)	(53)	(1)	(1)	(247)	(410)

Net equity transactions	(17,011,295)	(20,398,958)	(301,372)	34,575	(3,773)	(723)	(4,403,308)	(1,437,464)

Net change in contract owners’ equity	(3,238,413)	5,509,139	(232,412)	184,304	(3,712)	359	(4,333,690)	(178,816)
Contract owners’ equity beginning of period	128,617,738	123,108,599	855,533	671,229	3,712	3,353	4,333,690	4,512,506

Contract owners’ equity end of period	$125,379,325	128,617,738	623,121	855,533	-	3,712	-	4,333,690

CHANGES IN UNITS:
Beginning units	11,511,657	13,778,445	90,233	87,219	294	346	331,596	450,548
Units purchased	923,449	949,645	329	15,800	-	-	17,482	210,482
Units redeemed	(2,448,098)	(3,216,433)	(31,466)	(12,786)	(294)	(52)	(349,078)	(329,434)

Ending units	9,987,008	11,511,657	59,096	90,233	-	294	-	331,596

(Continued)

43

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	GBF		GBF2		CAF		GVGH1
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$5,256,010	7,729,164	73,932	149,087	(119,366)	(134,438)	(63)	(597)
Realized gain (loss) on investments	4,949,691	2,882,260	44,449	(139,562)	1,693,588	1,006,038	(4,216)	(3,992)
Change in unrealized gain (loss) on investments	(8,988,636)	(10,019,570)	(138,379)	(110,847)	3,194,497	6,655,242	5,196	14,445
Reinvested capital gains	9,655,851	4,461,069	301,802	155,671	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	10,872,916	5,052,923	281,804	54,349	4,768,719	7,526,842	917	9,856

Equity transactions:
Purchase payments received from contract owners (note 3)	3,784,154	5,878,536	91,844	193,855	592,577	1,969,591	(862)	(28)
Transfers between funds	(6,455,822)	(33,027,493)	(162,632)	(674,907)	(701,182)	(127,600)	(67,831)	(7,613)
Redemptions (note 3)	(53,526,215)	(80,250,764)	(2,787,357)	(2,014,478)	(3,513,337)	(5,899,400)	322	(1,857)
Annuity benefits	(213,211)	(228,905)	(696)	(55,880)	(6,461)	(5,782)	195	(1,598)
Contract maintenance charges (note 2)	(5,562)	(7,141)	-	-	(2,895)	(3,200)	-	-
Contingent deferred sales charges (note 2)	(64,767)	(188,318)	(2,903)	(12,578)	(6,149)	(6,233)	-	-
Adjustments to maintain reserves	(26,512)	(8,301)	16	(7,454)	(34)	(20,567)	532	456

Net equity transactions	(56,507,935)	(107,832,386)	(2,861,729)	(2,571,442)	(3,637,481)	(4,093,191)	(67,643)	(10,640)

Net change in contract owners’ equity	(45,635,019)	(102,779,463)	(2,579,925)	(2,517,093)	1,131,238	3,433,651	(66,726)	(784)
Contract owners’ equity beginning of period	301,631,836	404,411,299	10,532,755	13,049,848	29,752,271	26,318,620	66,726	67,510

Contract owners’ equity end of period	$255,996,817	301,631,836	7,952,830	10,532,755	30,883,509	29,752,271	-	66,726

CHANGES IN UNITS:
Beginning units	18,571,113	25,449,213	853,076	1,063,595	4,093,988	4,801,429	5,321	6,333
Units purchased	4,156,549	4,886,085	67,725	70,196	256,602	670,273	-	60
Units redeemed	(7,546,702)	(11,764,185)	(294,308)	(280,715)	(750,145)	(1,377,714)	(5,321)	(1,072)

Ending units	15,180,960	18,571,113	626,493	853,076	3,600,445	4,093,988	-	5,321

(Continued)

44

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	GVGHS		GVIX8		GVIDA		NVDBL2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(11,460)	(119,380)	28,670	40,228	209,884	(101,730)	6,984	7,688
Realized gain (loss) on investments	(255,140)	(4,891,975)	(453,341)	(499,950)	(4,398,101)	(5,708,040)	39,309	411
Change in unrealized gain (loss) on investments	494,241	6,261,895	596,544	1,085,420	10,097,082	14,175,669	233,886	33,357
Reinvested capital gains	-	-	-	-	-	2,648,715	7,419	10,743

Net increase (decrease) in contract owners’ equity resulting from operations	227,641	1,250,540	171,873	625,698	5,908,865	11,014,614	287,598	52,199

Equity transactions:
Purchase payments received from contract owners (note 3)	151,079	161,972	39,542	50,672	1,345,721	1,718,914	20,233	27,200
Transfers between funds	(12,880,293)	(4,063,238)	219,618	765,939	(2,966,055)	(3,348,295)	2,294,762	1,429,039
Redemptions (note 3)	(920,670)	(2,018,199)	(378,317)	(189,841)	(6,600,800)	(4,800,538)	(93,544)	(3,515)
Annuity benefits	(778)	(2,381)	(1,984)	(1,762)	(67,557)	(58,595)	(1,073)	(92)
Contract maintenance charges (note 2)	(205)	(556)	(121)	(130)	(7,634)	(8,358)	(2)	-
Contingent deferred sales charges (note 2)	(2,931)	(8,782)	(846)	(979)	(42,772)	(43,507)	(1)	-
Adjustments to maintain reserves	(1,375)	(460)	(42)	(145)	550	(916)	(487)	(7)

Net equity transactions	(13,655,173)	(5,931,644)	(122,150)	623,754	(8,338,547)	(6,541,295)	2,219,888	1,452,625

Net change in contract owners’ equity	(13,427,532)	(4,681,104)	49,723	1,249,452	(2,429,682)	4,473,319	2,507,486	1,504,824
Contract owners’ equity beginning of period	13,427,532	18,108,636	3,074,462	1,825,010	51,941,164	47,467,845	1,504,824	-

Contract owners’ equity end of period	$-	13,427,532	3,124,185	3,074,462	49,511,482	51,941,164	4,012,310	1,504,824

CHANGES IN UNITS:
Beginning units	1,040,801	1,656,216	362,938	274,031	4,157,079	4,774,409	127,959	-
Units purchased	105,509	517,957	97,028	222,842	530,279	809,695	231,565	151,707
Units redeemed	(1,146,310)	(1,133,372)	(114,125)	(133,935)	(1,208,563)	(1,427,025)	(42,112)	(23,748)

Ending units	-	1,040,801	345,841	362,938	3,478,795	4,157,079	317,412	127,959

(Continued)

45

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	NVDCA2		GVIDC		GVIDM		GVDMA
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(144)	5,318	632,101	438,883	2,275,051	796,940	877,238	(10,638)
Realized gain (loss) on investments	16,632	9,014	(528,713)	(2,079,314)	(5,364,250)	(12,417,527)	(6,689,409)	(8,221,910)
Change in unrealized gain (loss) on investments	42,983	35,288	2,486,787	6,448,554	29,044,386	54,473,664	20,329,521	31,899,916
Reinvested capital gains	1,686	3,978	166,254	338,752	-	6,890,545	-	6,127,577

Net increase (decrease) in contract owners’ equity resulting from operations	61,157	53,598	2,756,429	5,146,875	25,955,187	49,743,622	14,517,350	29,794,945

Equity transactions:
Purchase payments received from contract owners (note 3)	62,507	19,579	693,146	909,838	6,189,021	7,574,577	3,372,128	3,992,577
Transfers between funds	276,757	829,455	2,750,386	3,438,277	(6,674,460)	33,576,689	(3,347,695)	(6,673,971)
Redemptions (note 3)	(46,453)	(137,898)	(13,802,346)	(17,890,855)	(60,863,833)	(51,636,339)	(29,224,210)	(21,146,166)
Annuity benefits	(1,119)	(626)	(81,383)	(107,081)	(679,775)	(560,852)	(340,024)	(312,574)
Contract maintenance charges (note 2)	(10)	-	(1,480)	(1,453)	(13,622)	(14,619)	(16,360)	(18,082)
Contingent deferred sales charges (note 2)	-	(436)	(31,184)	(44,090)	(98,793)	(220,931)	(100,196)	(102,831)
Adjustments to maintain reserves	(82)	(7)	8,815	2,065	(28)	299,532	3,965	(3,794)

Net equity transactions	291,600	710,067	(10,464,046)	(13,693,299)	(62,141,490)	(10,981,943)	(29,652,392)	(24,264,841)

Net change in contract owners’ equity	352,757	763,665	(7,707,617)	(8,546,424)	(36,186,303)	38,761,679	(15,135,042)	5,530,104
Contract owners’ equity beginning of period	763,665	-	63,356,378	71,902,802	316,270,533	277,508,854	154,063,379	148,533,275

Contract owners’ equity end of period	$1,116,422	763,665	55,648,761	63,356,378	280,084,230	316,270,533	138,928,337	154,063,379

CHANGES IN UNITS:
Beginning units	61,529	-	5,109,651	6,279,027	24,580,501	25,414,593	11,933,118	14,184,832
Units purchased	65,897	73,997	1,032,488	2,162,702	2,680,321	9,343,606	1,564,260	1,844,241
Units redeemed	(48,767)	(12,468)	(1,853,304)	(3,332,078)	(7,563,396)	(10,177,698)	(3,911,508)	(4,095,955)

Ending units	78,659	61,529	4,288,835	5,109,651	19,697,426	24,580,501	9,585,870	11,933,118

(Continued)

46

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	GVDMC		GVUS1		GVUSL		MCIF
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$875,377	485,910	-	(1)	(14,298)	(16,986)	119,223	(214,565)
Realized gain (loss) on investments	(2,434,915)	(5,159,593)	-	(1,415)	(2,607,221)	(2,145,245)	668,115	(5,066,068)
Change in unrealized gain (loss) on investments	7,721,154	15,166,898	-	1,719	2,869,155	3,736,000	24,964,675	34,901,409
Reinvested capital gains	-	1,566,703	-	-	-	-	124,371	3,360,831

Net increase (decrease) in contract owners’ equity resulting from operations	6,161,616	12,059,918	-	303	247,636	1,573,769	25,876,384	32,981,607

Equity transactions:
Purchase payments received from contract owners (note 3)	2,746,268	1,767,196	-	3	39,077	144,864	1,747,583	2,425,750
Transfers between funds	(1,303,103)	(5,429,253)	-	(2,048)	(6,051,091)	(856,503)	(4,952,259)	(6,339,940)
Redemptions (note 3)	(24,105,332)	(18,570,063)	-	-	(308,255)	(832,822)	(21,847,242)	(18,602,115)
Annuity benefits	(141,521)	(149,038)	-	(115)	-	-	(78,073)	(59,571)
Contract maintenance charges (note 2)	(3,902)	(4,169)	-	-	(62)	(182)	(3,095)	(3,478)
Contingent deferred sales charges (note 2)	(37,276)	(64,170)	-	-	(1,155)	(2,347)	(36,822)	(44,499)
Adjustments to maintain reserves	(1,128)	(1,448)	-	27	(73)	(371)	5,868	(2,995)

Net equity transactions	(22,845,994)	(22,450,945)	-	(2,133)	(6,321,559)	(1,547,361)	(25,164,039)	(22,626,848)

Net change in contract owners’ equity	(16,684,378)	(10,391,027)	-	(1,830)	(6,073,923)	26,408	712,345	10,354,759
Contract owners’ equity beginning of period	100,423,857	110,814,884	-	1,830	6,073,923	6,047,515	121,468,188	111,113,429

Contract owners’ equity end of period	$83,739,479	100,423,857	-	-	-	6,073,923	122,180,533	121,468,188

CHANGES IN UNITS:
Beginning units	7,849,777	9,861,417	-	221	503,325	663,781	5,661,511	7,039,039
Units purchased	1,007,203	1,604,697	-	1	10,996	111,763	570,629	914,484
Units redeemed	(2,815,498)	(3,616,337)	-	(222)	(514,321)	(272,219)	(1,683,298)	(2,292,012)

Ending units	6,041,482	7,849,777	-	-	-	503,325	4,548,842	5,661,511

(Continued)

47

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	SAM		NVMIG1		NVMIG3		GVDIV2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(3,967,836)	(5,902,070)	(28)	(8)	(249,869)	(72,282)	20	14
Realized gain (loss) on investments	-	-	(970)	-	2,081,973	(564,526)	(110)	(152)
Change in unrealized gain (loss) on investments	-	-	1,747	89	5,856,229	10,682,185	198	742
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(3,967,836)	(5,902,070)	749	81	7,688,333	10,045,377	108	604

Equity transactions:
Purchase payments received from contract owners (note 3)	30,568,583	45,261,229	-	-	921,875	377,466	-	-
Transfers between funds	54,146,452	(10,457,895)	1,928	10,877	(4,795,227)	65,275,959	-	-
Redemptions (note 3)	(194,917,158)	(318,490,773)	-	-	(11,118,397)	(5,072,674)	12	-
Annuity benefits	(465,152)	(491,537)	-	-	(10,093)	(4,426)	(218)	(197)
Contract maintenance charges (note 2)	(5,431)	(7,180)	-	-	(2,014)	(1,352)	-	-
Contingent deferred sales charges (note 2)	(153,731)	(544,656)	-	-	(17,269)	(8,182)	-	-
Adjustments to maintain reserves	(32,631)	(41,971)	1	0	2,958	1,000	0	10

Net equity transactions	(110,859,069)	(284,772,783)	1,929	10,877	(15,018,166)	60,567,791	(206)	(187)

Net change in contract owners’ equity	(114,826,905)	(290,674,853)	2,678	10,958	(7,329,833)	70,613,168	(98)	417
Contract owners’ equity beginning of period	397,239,251	687,914,104	10,958	-	74,482,633	3,869,465	2,718	2,301

Contract owners’ equity end of period	$282,412,346	397,239,251	13,636	10,958	67,152,800	74,482,633	2,620	2,718

CHANGES IN UNITS:
Beginning units	31,981,566	55,065,021	813	-	9,022,689	634,973	230	249
Units purchased	23,226,328	28,887,352	827	813	494,833	9,754,515	1	-
Units redeemed	(32,271,241)	(51,970,807)	(744)	-	(2,310,109)	(1,366,799)	(19)	(19)

Ending units	22,936,653	31,981,566	896	813	7,207,413	9,022,689	212	230

(Continued)

48

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	GVDIV3		GVDIV6		NVMLG1		NVMLG2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$143,054	163,276	1,061	1,565	(255,676)	(10,587)	(17,717)	(5,212)
Realized gain (loss) on investments	(3,812,622)	(9,583,270)	(315,994)	(288,045)	1,206,613	117,088	43,222	9,185
Change in unrealized gain (loss) on investments	4,243,150	13,736,670	328,212	482,139	668,604	1,119,818	41,508	121,142
Reinvested capital gains	-	-	-	-	1,118,211	-	39,440	-

Net increase (decrease) in contract owners’ equity resulting from operations	573,582	4,316,676	13,279	195,659	2,737,752	1,226,319	106,453	125,115

Equity transactions:
Purchase payments received from contract owners (note 3)	177,737	209,599	15,949	7,986	381,675	133,609	20,161	7,640
Transfers between funds	(1,482,147)	(5,313,468)	(28,201)	(76,757)	22,374,986	8,373,034	(167,564)	1,016,495
Redemptions (note 3)	(2,335,441)	(2,665,546)	(276,285)	(60,744)	(4,326,362)	(625,133)	(172,399)	(47,310)
Annuity benefits	-	-	(11,848)	(11,256)	(24,493)	(3,668)	(410)	-
Contract maintenance charges (note 2)	(692)	(979)	3	-	(1,312)	(375)	-	-
Contingent deferred sales charges (note 2)	(3,981)	(7,023)	(379)	(415)	(12,356)	(3,771)	(33)	(452)
Adjustments to maintain reserves	892	(4,427)	85	(30)	(10,064)	(230)	479	(178)

Net equity transactions	(3,643,632)	(7,781,844)	(300,676)	(141,216)	18,382,074	7,873,466	(319,767)	976,195

Net change in contract owners’ equity	(3,070,050)	(3,465,168)	(287,397)	54,443	21,119,826	9,099,785	(213,314)	1,101,310
Contract owners’ equity beginning of period	17,575,662	21,040,830	926,394	871,951	9,155,872	56,087	1,101,310	-

Contract owners’ equity end of period	$14,505,612	17,575,662	638,997	926,394	30,275,698	9,155,872	887,996	1,101,310

CHANGES IN UNITS:
Beginning units	1,150,634	1,767,075	67,302	78,668	1,116,209	8,873	138,048	-
Units purchased	116,963	206,674	6,945	10,201	3,481,033	1,296,479	1,661	147,615
Units redeemed	(362,446)	(823,115)	(34,832)	(21,567)	(1,362,057)	(189,143)	(42,301)	(9,567)

Ending units	905,151	1,150,634	39,415	67,302	3,235,185	1,116,209	97,408	138,048

(Continued)

49

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	NVMLV1		NVMLV2		NVMMG1		NVMMG2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(26,704)	-	(50,722)	(7,222)	(1,152,256)	(551,450)	(92,638)	(35,244)
Realized gain (loss) on investments	(205,887)	-	163,146	176,869	5,261,698	956,178	257,437	54,026
Change in unrealized gain (loss) on investments	130,707	-	132,358	479,467	19,775,865	14,618,887	1,462,680	840,857
Reinvested capital gains	348,076	-	207,149	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	246,192	-	451,931	649,114	23,885,307	15,023,615	1,627,479	859,639

Equity transactions:
Purchase payments received from contract owners (note 3)	100,366	-	60,112	56,414	1,918,724	749,257	111,284	(179,166)
Transfers between funds	11,324,576	-	(444,967)	5,007,591	(5,160,556)	98,434,637	(407,884)	6,974,862
Redemptions (note 3)	(1,417,191)	-	(898,416)	(301,422)	(16,017,711)	(8,122,814)	(831,937)	(311,969)
Annuity benefits	(336)	-	(8,507)	(4,392)	(65,043)	(29,805)	-	-
Contract maintenance charges (note 2)	(70)	-	(26)	(14)	(3,826)	(6,880)	-	-
Contingent deferred sales charges (note 2)	(886)	-	(1,890)	(414)	(28,692)	(19,255)	-	-
Adjustments to maintain reserves	480	-	539	(481)	4,206	182,396	1,132	202,264

Net equity transactions	10,006,939	-	(1,293,155)	4,757,282	(19,352,899)	91,187,536	(1,127,405)	6,685,991

Net change in contract owners’ equity	10,253,131	-	(841,224)	5,406,396	4,532,408	106,211,151	500,074	7,545,630
Contract owners’ equity beginning of period	-	-	5,500,205	93,809	107,746,945	1,535,794	7,545,630	-

Contract owners’ equity end of period	$10,253,131	-	4,658,981	5,500,205	112,279,353	107,746,945	8,045,704	7,545,630

CHANGES IN UNITS:
Beginning units	-	-	671,187	14,426	13,643,300	246,427	970,197	-
Units purchased	1,317,023	-	70,763	988,782	909,181	15,743,231	61,705	1,080,778
Units redeemed	(338,531)	-	(231,653)	(332,021)	(3,228,254)	(2,346,358)	(203,292)	(110,581)

Ending units	978,492	-	510,297	671,187	11,324,227	13,643,300	828,610	970,197

(Continued)

50

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	NVMMV2		SCGF		SCGF2		SCVF
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$95,347	11,971	(301,985)	(300,305)	(9,617)	(9,891)	(609,409)	(616,864)
Realized gain (loss) on investments	2,955,674	(309,902)	(1,319,049)	(9,436,388)	(5,150)	(50,848)	(9,908,916)	(23,805,570)
Change in unrealized gain (loss) on investments	6,142,025	9,580,160	7,327,167	15,353,901	118,205	175,458	36,677,316	48,274,125
Reinvested capital gains	3,384,013	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	12,577,059	9,282,229	5,706,133	5,617,208	103,438	114,719	26,158,991	23,851,691

Equity transactions:
Purchase payments received from contract owners (note 3)	1,112,267	640,896	525,121	542,505	40,677	10,502	1,837,780	2,547,344
Transfers between funds	(5,140,546)	74,469,147	537,786	(748,929)	11,475	(23,356)	(5,510,180)	(6,924,056)
Redemptions (note 3)	(14,112,991)	(6,047,743)	(4,500,541)	(4,659,719)	(242,049)	(95,335)	(20,079,069)	(19,846,277)
Annuity benefits	(18,824)	(6,144)	(9,546)	(7,580)	(28)	(23)	(48,647)	(38,527)
Contract maintenance charges (note 2)	(1,836)	(959)	(970)	(1,075)	-	-	(3,175)	(3,576)
Contingent deferred sales charges (note 2)	(21,522)	(12,899)	(6,395)	(14,531)	(83)	(921)	(30,708)	(55,664)
Adjustments to maintain reserves	2,562	(17,051)	1,115	(978)	129	(42)	6,726	10,761

Net equity transactions	(18,180,890)	69,025,247	(3,453,429)	(4,890,307)	(189,879)	(109,175)	(23,827,274)	(24,309,995)

Net change in contract owners’ equity	(5,603,831)	78,307,476	2,252,704	726,901	(86,441)	5,544	2,331,717	(458,304)
Contract owners’ equity beginning of period	81,378,423	3,070,947	27,829,313	27,102,412	594,603	589,059	120,541,715	121,000,019

Contract owners’ equity end of period	$75,774,592	81,378,423	30,082,017	27,829,313	508,162	594,603	122,873,432	120,541,715

CHANGES IN UNITS:
Beginning units	9,387,443	457,440	2,405,794	2,959,328	75,333	93,131	5,299,089	6,639,101
Units purchased	521,586	10,720,008	304,958	1,220,209	8,273	6,620	404,505	844,761
Units redeemed	(2,522,203)	(1,790,005)	(617,202)	(1,773,743)	(31,045)	(24,418)	(1,395,285)	(2,184,773)

Ending units	7,386,826	9,387,443	2,093,550	2,405,794	52,561	75,333	4,308,309	5,299,089

(Continued)

51

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	SCVF2		SCF		SCF2		MSBF
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(17,392)	(15,781)	(982,254)	(972,767)	(49,211)	(44,888)	3,800,350	6,530,047
Realized gain (loss) on investments	(210,338)	(271,750)	(14,481,957)	(26,582,315)	(435,338)	(382,040)	(3,154,503)	(10,117,568)
Change in unrealized gain (loss) on investments	482,568	545,360	40,966,066	60,450,689	1,030,722	1,181,110	6,246,020	19,485,737
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	254,838	257,829	25,501,855	32,895,607	546,173	754,182	6,891,867	15,898,216

Equity transactions:
Purchase payments received from contract owners (note 3)	18,027	8,482	1,747,711	2,318,107	30,524	22,966	877,761	1,057,996
Transfers between funds	47,389	(49,723)	(7,532,828)	(8,103,761)	(113,999)	(31,923)	(2,492,534)	4,321,755
Redemptions (note 3)	(371,757)	(187,795)	(20,789,293)	(18,951,199)	(680,848)	(421,203)	(15,912,675)	(14,469,332)
Annuity benefits	(81)	(65)	(54,923)	(48,346)	-	-	(36,117)	(37,430)
Contract maintenance charges (note 2)	-	-	(3,265)	(3,619)	-	-	(769)	(890)
Contingent deferred sales charges (note 2)	(130)	(1,409)	(28,046)	(36,717)	(186)	(1,164)	(12,191)	(24,276)
Adjustments to maintain reserves	260	(88)	11,456	(1,697)	(54)	(77)	(279)	(4,052)

Net equity transactions	(306,292)	(230,598)	(26,649,188)	(24,827,232)	(764,564)	(431,401)	(17,576,804)	(9,156,229)

Net change in contract owners’ equity	(51,454)	27,231	(1,147,333)	8,068,375	(218,391)	322,781	(10,684,937)	6,741,987
Contract owners’ equity beginning of period	1,336,545	1,309,314	126,050,167	117,981,792	2,898,029	2,575,248	81,077,095	74,335,108

Contract owners’ equity end of period	$1,285,091	1,336,545	124,902,834	126,050,167	2,679,638	2,898,029	70,392,158	81,077,095

CHANGES IN UNITS:
Beginning units	123,050	148,938	6,145,117	7,666,352	239,791	281,038	5,382,701	6,067,116
Units purchased	20,872	9,550	279,565	837,288	6,640	18,552	773,497	3,305,125
Units redeemed	(48,616)	(35,438)	(1,524,061)	(2,358,523)	(65,528)	(59,799)	(1,892,973)	(3,989,540)

Ending units	95,306	123,050	4,900,621	6,145,117	180,903	239,791	4,263,225	5,382,701

(Continued)

52

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	NVSTB2		GGTC		GGTC3		GVUG1
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$28,580	151,754	(3,345)	(8,699)	(37,987)	(82,737)	(1,493)	(3,867)
Realized gain (loss) on investments	39,677	198,733	10,772	(89,116)	2,043,904	(2,469,685)	(73,314)	(91,588)
Change in unrealized gain (loss) on investments	152,590	(86,287)	16,283	435,935	(1,758,726)	5,596,497	86,661	143,606
Reinvested capital gains	29,857	71,628	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	250,704	335,828	23,710	338,120	247,191	3,044,075	11,854	48,151

Equity transactions:
Purchase payments received from contract owners (note 3)	298,114	395,396	3,488	14,522	129,550	133,417	55,490	2,153
Transfers between funds	(2,043,408)	21,650,019	(920,719)	(7,149)	(11,621,237)	5,686,652	(299,850)	(85,265)
Redemptions (note 3)	(4,234,794)	(2,581,989)	(66,498)	(134,738)	(456,715)	(1,053,719)	(6,531)	(17,701)
Annuity benefits	(52,052)	(6,115)	464	-	298	-	(1,328)	(12,725)
Contract maintenance charges (note 2)	(137)	(72)	(49)	(93)	(124)	(400)	-	-
Contingent deferred sales charges (note 2)	(2,788)	(5,266)	(40)	(218)	(1,469)	(3,539)	-	(46)
Adjustments to maintain reserves	(251)	(2,095)	569	(1,086)	366	(537)	(11)	2,075

Net equity transactions	(6,035,316)	19,449,878	(982,785)	(128,762)	(11,949,331)	4,761,874	(252,230)	(111,509)

Net change in contract owners’ equity	(5,784,612)	19,785,706	(959,075)	209,358	(11,702,140)	7,805,949	(240,376)	(63,358)
Contract owners’ equity beginning of period	21,844,420	2,058,714	959,075	749,717	11,702,140	3,896,191	240,376	303,734

Contract owners’ equity end of period	$16,059,808	21,844,420	-	959,075	-	11,702,140	-	240,376

CHANGES IN UNITS:
Beginning units	2,035,595	208,273	318,647	374,006	1,054,005	530,725	21,372	32,147
Units purchased	356,966	3,219,165	13,228	49,478	155,204	1,053,538	-	509
Units redeemed	(923,375)	(1,391,843)	(331,875)	(104,837)	(1,209,209)	(530,258)	(21,372)	(11,284)

Ending units	1,469,186	2,035,595	-	318,647	-	1,054,005	-	21,372

(Continued)

53

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	GVUGL		NVOLG1		NVOLG2		NVTIV3
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(29,860)	(91,617)	(315,593)	(1,438)	(13,974)	(54)	32,413	(10,213)
Realized gain (loss) on investments	(2,198,108)	(1,460,729)	3,352	5,055	7,683	1	486,042	96,170
Change in unrealized gain (loss) on investments	2,576,510	3,173,287	1,595,745	49,810	41,915	532	(877,268)	925,808
Reinvested capital gains	-	-	142,197	24,039	3,683	210	536,722	9,524

Net increase (decrease) in contract owners’ equity resulting from operations	348,542	1,620,941	1,425,701	77,466	39,307	689	177,909	1,021,289

Equity transactions:
Purchase payments received from contract owners (note 3)	51,468	115,559	784,417	36,434	144,922	-	186,591	148,858
Transfers between funds	(7,919,489)	(531,914)	503,227,250	1,381,379	13,169,143	11,961	(1,504,029)	5,012,489
Redemptions (note 3)	(332,749)	(1,078,097)	(6,877,641)	(19,805)	(384,477)	-	(882,523)	(325,490)
Annuity benefits	-	-	(21,200)	(2,192)	(44)	-	-	-
Contract maintenance charges (note 2)	(76)	(283)	(919)	-	-	-	(884)	(446)
Contingent deferred sales charges (note 2)	(1,635)	(3,862)	(10,115)	(30)	-	-	(5,815)	(2,487)
Adjustments to maintain reserves	(149)	(446)	(41,058)	23	(93,181)	(1)	62	(96)

Net equity transactions	(8,202,629)	(1,499,043)	497,060,734	1,395,809	12,836,363	11,960	(2,206,599)	4,832,828

Net change in contract owners’ equity	(7,854,087)	121,898	498,486,435	1,473,275	12,875,670	12,649	(2,028,690)	5,854,117
Contract owners’ equity beginning of period	7,854,087	7,732,189	1,473,275	-	12,649	-	5,854,117	-

Contract owners’ equity end of period	$-	7,854,087	499,959,710	1,473,275	12,888,319	12,649	3,825,427	5,854,117

CHANGES IN UNITS:
Beginning units	657,631	806,416	103,250	-	983	-	452,463	-
Units purchased	48,568	133,367	36,704,839	109,948	965,172	983	93,255	520,692
Units redeemed	(706,199)	(282,152)	(1,364,432)	(6,698)	(31,933)	-	(264,575)	(68,229)

Ending units	-	657,631	35,443,657	103,250	934,222	983	281,143	452,463

(Continued)

54

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	EIF		NVRE1		AMTB		PMVFAD
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$94,843	(9,310)	757,013	387,712	1,265,874	1,945,679	10,380	2,940
Realized gain (loss) on investments	(804,439)	(11,417,909)	6,326,928	406,496	(1,520,958)	(2,370,986)	38,029	17,171
Change in unrealized gain (loss) on investments	4,346,272	17,755,765	10,699,688	14,255,390	1,473,189	3,884,748	347,535	(144,552)
Reinvested capital gains	-	-	8,019,861	317,124	-	-	61,485	52,958

Net increase (decrease) in contract owners’ equity resulting from operations	3,636,676	6,328,546	25,803,490	15,366,722	1,218,105	3,459,441	457,429	(71,483)

Equity transactions:
Purchase payments received from contract owners (note 3)	416,056	633,988	1,507,534	845,889	487,181	759,366	106,465	191,525
Transfers between funds	(1,274,946)	(3,866,340)	(3,298,660)	87,805,724	5,874,730	1,640,479	3,240,563	3,828,542
Redemptions (note 3)	(5,439,290)	(5,409,728)	(18,180,312)	(5,252,274)	(6,715,242)	(5,386,545)	(569,757)	(71,188)
Annuity benefits	(36,153)	(33,553)	(42,365)	(17,314)	(42,135)	(31,941)	-	-
Contract maintenance charges (note 2)	(1,397)	(1,525)	(3,288)	(1,186)	(705)	(978)	(33)	(3)
Contingent deferred sales charges (note 2)	(11,309)	(13,075)	(30,265)	(12,920)	(13,088)	(15,287)	(799)	-
Adjustments to maintain reserves	3,626	3,662	9,466	(15,158)	(1,079)	(2,584)	162	(552)

Net equity transactions	(6,343,413)	(8,686,571)	(20,037,890)	83,352,761	(410,339)	(3,037,490)	2,776,601	3,948,324

Net change in contract owners’ equity	(2,706,737)	(2,358,025)	5,765,600	98,719,483	807,766	421,951	3,234,030	3,876,841
Contract owners’ equity beginning of period	30,155,588	32,513,613	99,594,873	875,390	29,544,196	29,122,245	3,876,841	-

Contract owners’ equity end of period	$27,448,851	30,155,588	105,360,473	99,594,873	30,351,962	29,544,196	7,110,871	3,876,841

CHANGES IN UNITS:
Beginning units	2,805,689	3,874,794	13,652,000	155,589	2,844,136	3,139,734	356,059	-
Units purchased	319,972	1,223,671	2,138,368	16,533,236	1,617,972	1,798,215	552,224	402,169
Units redeemed	(903,835)	(2,292,776)	(4,579,636)	(3,036,825)	(1,652,809)	(2,093,813)	(305,327)	(46,110)

Ending units	2,221,826	2,805,689	11,210,732	13,652,000	2,809,299	2,844,136	602,956	356,059

(Continued)

55

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	PMVLAD		AVB		AVBV2		AVCA
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$114,429	71,650	1,293	11,247	(696)	(45,701)	(512)	(473)
Realized gain (loss) on investments	(1,151)	53,928	(25,010)	(35,375)	1,164	(2,494,621)	(425)	(3,163)
Change in unrealized gain (loss) on investments	819,202	(476,075)	38,809	84,838	3,029	4,135,944	13,429	18,958
Reinvested capital gains	111,657	752,997	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,044,137	402,500	15,092	60,710	3,497	1,595,622	12,492	15,322

Equity transactions:
Purchase payments received from contract owners (note 3)	1,135,801	384,387	1,192	1,436	-	39,197	760	809
Transfers between funds	18,926,314	18,223,964	(38,417)	64,468	(800)	(4,727,337)	1,349	2,984
Redemptions (note 3)	(5,728,438)	(1,136,626)	(124,506)	(81,231)	(6,200)	(589,656)	(22,649)	(2,691)
Annuity benefits	(20,238)	(897)	-	-	(3,456)	(7,864)	-	-
Contract maintenance charges (note 2)	(389)	(159)	-	-	-	(16)	-	-
Contingent deferred sales charges (note 2)	(5,351)	(2,269)	-	(143)	(191)	(3,631)	(7)	-
Adjustments to maintain reserves	146	(2,127)	-	(33)	(353)	1,550	(44)	18

Net equity transactions	14,307,846	17,466,273	(161,731)	(15,503)	(11,001)	(5,287,757)	(20,592)	1,120

Net change in contract owners’ equity	15,351,983	17,868,773	(146,639)	45,207	(7,504)	(3,692,135)	(8,100)	16,442
Contract owners’ equity beginning of period	17,868,773	-	347,836	302,629	81,041	3,773,176	101,643	85,201

Contract owners’ equity end of period	$33,220,756	17,868,773	201,197	347,836	73,537	81,041	93,543	101,643

CHANGES IN UNITS:
Beginning units	1,622,430	-	37,731	43,568	8,622	642,858	11,670	11,674
Units purchased	3,177,618	1,925,296	3,101	9,801	-	1,589,336	353	1,547
Units redeemed	(1,905,505)	(302,866)	(20,641)	(15,638)	(1,214)	(2,223,572)	(2,663)	(1,551)

Ending units	2,894,543	1,622,430	20,191	37,731	7,408	8,622	9,360	11,670

(Continued)

56

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	AVCA2		AVCD2		AVGI		AVCE2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(12,101)	(15,357)	(17,716)	(18,555)	(2,022)	3,062	(10,444)	(4,892)
Realized gain (loss) on investments	47,087	(653,222)	189,048	(1,059,596)	849	(15,695)	(11,774)	(130,015)
Change in unrealized gain (loss) on investments	107,799	847,275	37,163	1,561,643	39,686	96,347	75,200	378,687
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	142,785	178,696	208,495	483,492	38,513	83,714	52,982	243,780

Equity transactions:
Purchase payments received from contract owners (note 3)	31,183	29,481	28,033	18,343	109,460	932	16,674	46,151
Transfers between funds	(22,323)	49,890	(490,017)	375,153	(37,188)	159,540	(47,361)	(22,976)
Redemptions (note 3)	(191,957)	(115,412)	(386,621)	(252,991)	(120,463)	(47,950)	(319,586)	(416,537)
Annuity benefits	(6,936)	(6,353)	(6,122)	(5,588)	-	-	-	-
Contract maintenance charges (note 2)	(19)	(12)	(37)	(37)	-	-	-	-
Contingent deferred sales charges (note 2)	-	(133)	(625)	(809)	(15)	(444)	(238)	(701)
Adjustments to maintain reserves	714	(102)	1,921	(61)	53	(35)	(52)	(27)

Net equity transactions	(189,338)	(42,641)	(853,468)	134,010	(48,152)	112,043	(350,562)	(394,090)

Net change in contract owners’ equity	(46,553)	136,055	(644,973)	617,502	(9,639)	195,757	(297,580)	(150,310)
Contract owners’ equity beginning of period	1,225,189	1,089,134	1,893,780	1,276,278	497,604	301,847	1,105,384	1,255,694

Contract owners’ equity end of period	$1,178,636	1,225,189	1,248,807	1,893,780	487,965	497,604	807,804	1,105,384

CHANGES IN UNITS:
Beginning units	147,550	153,590	208,876	194,563	41,016	31,402	113,102	161,347
Units purchased	17,968	310,558	96,985	152,938	9,398	31,214	8,857	31,251
Units redeemed	(39,530)	(316,598)	(195,002)	(138,625)	(12,793)	(21,600)	(44,701)	(79,496)

Ending units	125,988	147,550	110,859	208,876	37,621	41,016	77,258	113,102

(Continued)

57

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	IVHS		IVRE		ALVGIB		ALVPGB
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(1,212)	(640)	13,388	(2,797)	(27,989)	26,461	(25,029)	(30,964)
Realized gain (loss) on investments	(11,304)	(15,792)	(62,711)	(99,902)	(169,440)	(146,518)	81,174	(15,601)
Change in unrealized gain (loss) on investments	15,412	37,517	101,454	183,658	349,649	378,153	57,337	552,953
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,896	21,085	52,131	80,959	152,220	258,096	113,482	506,388

Equity transactions:
Purchase payments received from contract owners (note 3)	28,996	47,700	52,424	53,079	30,499	9,203	7,558	6,637
Transfers between funds	16,421	1,223	31,583	57,318	34,087	(21,351)	(61,100)	42,661
Redemptions (note 3)	(62,720)	(31,969)	(102,990)	(92,839)	(405,101)	(146,232)	(463,820)	(178,233)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(393)	(143)	(696)	(504)	(46)	(734)	(2)	(1,276)
Adjustments to maintain reserves	41	(35)	(8)	129	(45)	(85)	(36)	(45)

Net equity transactions	(17,655)	16,776	(19,687)	17,183	(340,606)	(159,199)	(517,400)	(130,256)

Net change in contract owners’ equity	(14,759)	37,861	32,444	98,142	(188,386)	98,897	(403,918)	376,132
Contract owners’ equity beginning of period	117,816	79,955	310,149	212,007	1,636,759	1,537,862	2,012,131	1,635,999

Contract owners’ equity end of period	$103,057	117,816	342,593	310,149	1,448,373	1,636,759	1,608,213	2,012,131

CHANGES IN UNITS:
Beginning units	11,235	9,622	36,267	32,265	174,315	193,493	204,515	224,033
Units purchased	1,785	4,846	9,825	16,035	7,491	7,220	7,165	19,043
Units redeemed	(3,585)	(3,233)	(11,618)	(12,033)	(42,492)	(26,398)	(60,352)	(38,561)

Ending units	9,435	11,235	34,474	36,267	139,314	174,315	151,328	204,515

(Continued)

58

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	ALVSVB		ACVIG		ACVIG2		ACVIP2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(113,166)	(42,903)	250,638	2,551,041	(10,180)	38,509	363,675	378,940
Realized gain (loss) on investments	1,627,372	(1,672,575)	(1,500,432)	(4,122,880)	(60,331)	(79,087)	430,039	279,678
Change in unrealized gain (loss) on investments	(42,881)	2,909,210	9,073,806	11,595,005	232,364	260,358	1,833,868	5,203,620
Reinvested capital gains	-	185,907	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,471,325	1,379,639	7,824,012	10,023,166	161,853	219,780	2,627,582	5,862,238

Equity transactions:
Purchase payments received from contract owners (note 3)	413,404	441,523	1,079,139	1,891,827	956	22,596	1,367,541	1,535,740
Transfers between funds	2,092,442	2,486,770	(2,552,379)	(2,980,691)	17,163	(104,473)	3,711,324	8,913,674
Redemptions (note 3)	(1,649,000)	(560,153)	(11,337,777)	(13,774,170)	(260,961)	(170,185)	(11,601,803)	(13,079,376)
Annuity benefits	(33,065)	(11,522)	(25,688)	(15,181)	(355)	(314)	(138,370)	(112,563)
Contract maintenance charges (note 2)	(51)	(11)	(2,009)	(2,284)	-	-	(572)	(675)
Contingent deferred sales charges (note 2)	(2,547)	(4,900)	(13,967)	(30,625)	(249)	(1,450)	(14,110)	(29,974)
Adjustments to maintain reserves	6,275	(168)	1,382	(11,862)	52	134	15,755	(9,402)

Net equity transactions	827,459	2,351,539	(12,851,300)	(14,922,986)	(243,394)	(253,692)	(6,660,235)	(2,782,576)

Net change in contract owners’ equity	2,298,784	3,731,178	(5,027,288)	(4,899,820)	(81,541)	(33,912)	(4,032,653)	3,079,662
Contract owners’ equity beginning of period	8,017,358	4,286,180	70,937,706	75,837,526	1,593,498	1,627,410	69,965,093	66,885,431

Contract owners’ equity end of period	$10,316,142	8,017,358	65,910,418	70,937,706	1,511,957	1,593,498	65,932,440	69,965,093

CHANGES IN UNITS:
Beginning units	714,580	548,109	5,855,561	7,348,426	163,644	192,829	5,478,989	5,726,351
Units purchased	1,273,259	1,098,414	275,300	678,235	5,259	8,633	1,402,286	2,759,557
Units redeemed	(1,235,934)	(931,943)	(1,322,853)	(2,171,100)	(29,701)	(37,818)	(1,918,542)	(3,006,919)

Ending units	751,905	714,580	4,808,008	5,855,561	139,202	163,644	4,962,733	5,478,989

(Continued)

59

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	ACVI		ACVI3		ACVMV1		ACVMV2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$18,876	522,401	907	423,708	112,302	217,041	1,730	6,786
Realized gain (loss) on investments	89,442	(382,532)	3,455	(4,188,834)	628,565	(2,746,240)	(10,687)	(17,351)
Change in unrealized gain (loss) on investments	149,839	5,793,211	11,279	8,574,650	828,738	3,868,246	88,017	95,962
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	258,157	5,933,080	15,641	4,809,524	1,569,605	1,339,047	79,060	85,397

Equity transactions:
Purchase payments received from contract owners (note 3)	227,972	347,839	1,317	605,607	264,638	270,822	54,972	66,866
Transfers between funds	414,611	(37,065,738)	(9,551)	(33,156,089)	(94,656)	145,612	37,626	(6)
Redemptions (note 3)	(570,723)	(3,132,269)	(5,421)	(2,786,638)	(1,847,730)	(1,392,453)	(15,608)	(9,350)
Annuity benefits	(2,972)	(10,067)	(591)	(833)	-	-	(38,685)	(26,335)
Contract maintenance charges (note 2)	-	(470)	(23)	(570)	(395)	(446)	29	-
Contingent deferred sales charges (note 2)	(2,599)	(3,720)	-	(9,158)	(2,536)	(3,224)	(59)	(74)
Adjustments to maintain reserves	312	(1,169)	81	(2,327)	(280)	(7,042)	110	72

Net equity transactions	66,601	(39,865,594)	(14,187)	(35,350,008)	(1,680,960)	(986,731)	38,385	31,173

Net change in contract owners’ equity	324,758	(33,932,514)	1,454	(30,540,484)	(111,355)	352,316	117,445	116,570
Contract owners’ equity beginning of period	1,817,558	35,750,072	152,658	30,693,142	11,196,510	10,844,194	426,241	309,671

Contract owners’ equity end of period	$2,142,316	1,817,558	154,112	152,658	11,085,155	11,196,510	543,686	426,241

CHANGES IN UNITS:
Beginning units	125,256	3,336,445	11,571	3,095,336	1,084,995	1,333,554	35,520	32,785
Units purchased	35,942	32,933	1,166	306,073	491,391	939,514	7,663	6,339
Units redeemed	(29,308)	(3,244,122)	(2,261)	(3,389,838)	(662,325)	(1,188,073)	(4,338)	(3,604)

Ending units	131,890	125,256	10,476	11,571	914,061	1,084,995	38,845	35,520

(Continued)

60

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	ACVU1		ACVV		ACVV2		ACVVS1
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(971)	(19,883)	752,716	8,182,037	(11,739)	146,653	-	(37,079)
Realized gain (loss) on investments	5,845	(3,220,488)	(40,368,903)	(39,690,837)	(941,497)	(742,671)	-	(4,259,450)
Change in unrealized gain (loss) on investments	12,279	3,911,438	54,692,187	58,222,005	1,268,133	1,224,611	-	4,669,213
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	17,153	671,067	15,076,000	26,713,205	314,897	628,593	-	372,684

Equity transactions:
Purchase payments received from contract owners (note 3)	(1,593)	41,858	2,276,199	3,751,980	23,700	101,622	-	91,638
Transfers between funds	216,415	(4,682,652)	(166,200,809)	(16,858,472)	(3,666,891)	(78,197)	-	(5,906,629)
Redemptions (note 3)	(13,969)	(571,535)	(27,965,135)	(32,061,575)	(778,793)	(755,109)	-	(597,268)
Annuity benefits	-	(5,164)	(69,020)	(67,839)	-	-	-	-
Contract maintenance charges (note 2)	-	(216)	(3,986)	(5,064)	-	-	-	(163)
Contingent deferred sales charges (note 2)	7	(2,402)	(40,006)	(82,221)	(416)	(3,261)	-	(4,263)
Adjustments to maintain reserves	1	(208)	(6,020)	(52,433)	14	(136)	-	(17,322)

Net equity transactions	200,861	(5,220,319)	(192,008,777)	(45,375,624)	(4,422,386)	(735,081)	-	(6,434,007)

Net change in contract owners’ equity	218,014	(4,549,252)	(176,932,777)	(18,662,419)	(4,107,489)	(106,488)	-	(6,061,323)
Contract owners’ equity beginning of period	27,967	4,577,219	179,261,177	197,923,596	4,107,489	4,213,977	-	6,061,323

Contract owners’ equity end of period	$245,981	27,967	2,328,400	179,261,177	-	4,107,489	-	-

CHANGES IN UNITS:
Beginning units	3,041	624,611	10,383,543	13,651,071	358,036	431,804	-	889,566
Units purchased	22,418	67,042	541,204	1,681,592	13,643	36,112	-	88,029
Units redeemed	(1,844)	(688,612)	(10,807,086)	(4,949,120)	(371,679)	(109,880)	-	(977,595)

Ending units	23,615	3,041	117,661	10,383,543	-	358,036	-	-

(Continued)

61

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	ACVVS2		DVSCS		DSIF		DSRG
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$-	(2,669)	(132,263)	326,799	2,328,617	3,106,179	(83,721)	(40,764)
Realized gain (loss) on investments	-	(220,605)	(590,013)	(13,196,435)	7,866,902	(6,831,586)	1,303,082	340,147
Change in unrealized gain (loss) on investments	-	245,455	6,113,604	12,778,447	32,392,551	54,567,717	4,273,277	11,413,547
Reinvested capital gains	-	-	-	4,079,322	-	20,763,529	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	22,181	5,391,328	3,988,133	42,588,070	71,605,839	5,492,638	11,712,930

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	385,397	444,988	7,546,756	11,940,758	1,493,947	2,331,393
Transfers between funds	(1,077)	(278,393)	(2,956,421)	(2,597,247)	(6,486,526)	(10,061,543)	(1,368,028)	(1,720,918)
Redemptions (note 3)	65	(4,993)	(4,509,403)	(3,076,052)	(49,955,688)	(54,297,090)	(6,404,196)	(6,699,361)
Annuity benefits	681	(13,204)	(46,739)	(37,157)	(168,231)	(144,647)	(5,866)	(4,984)
Contract maintenance charges (note 2)	-	-	(1,403)	(1,450)	(10,169)	(11,452)	(3,562)	(3,926)
Contingent deferred sales charges (note 2)	-	-	(8,890)	(14,586)	(106,802)	(128,538)	(21,625)	(27,806)
Adjustments to maintain reserves	331	66	(2,420)	(1,301)	(1,702)	(18,780)	(270)	(2,672)

Net equity transactions	-	(296,524)	(7,139,880)	(5,282,805)	(49,182,361)	(52,721,292)	(6,309,600)	(6,128,274)

Net change in contract owners’ equity	-	(274,343)	(1,748,552)	(1,294,672)	(6,594,291)	18,884,547	(816,962)	5,584,656
Contract owners’ equity beginning of period	-	274,343	28,810,209	30,104,881	354,077,849	335,193,302	45,808,835	40,224,179

Contract owners’ equity end of period	$-	-	27,061,657	28,810,209	347,483,558	354,077,849	44,991,873	45,808,835

CHANGES IN UNITS:
Beginning units	-	32,734	2,276,941	2,956,423	29,044,402	34,537,124	4,390,417	5,103,159
Units purchased	-	-	895,658	1,396,910	2,238,764	4,662,547	132,790	257,714
Units redeemed	-	(32,734)	(1,456,447)	(2,076,392)	(6,246,533)	(10,155,269)	(726,803)	(970,456)

Ending units	-	-	1,716,152	2,276,941	25,036,633	29,044,402	3,796,404	4,390,417

(Continued)

62

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	DSRGS		DCAP		DCAPS		DSC
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(1,132)	(1,180)	608,923	841,126	3,143	14,969	(341)	503
Realized gain (loss) on investments	5,071	(10)	(1,187,204)	(3,114,475)	(23,319)	(142,826)	(64,814)	(10,035)
Change in unrealized gain (loss) on investments	6,784	30,275	7,903,281	8,565,347	216,900	254,207	93,355	40,653
Reinvested capital gains	-	-	-	4,248,521	-	159,016	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	10,723	29,085	7,325,000	10,540,519	196,724	285,366	28,200	31,121

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	1,044,411	1,513,681	23,451	43,397	1,538	1,659
Transfers between funds	67	(554)	2,389,306	(3,135,812)	2,186	(366,182)	(48,228)	4,345
Redemptions (note 3)	(34,626)	(11,097)	(8,524,120)	(9,343,972)	(365,825)	(278,198)	(46,431)	(2,958)
Annuity benefits	-	-	(47,863)	(34,187)	-	-	-	-
Contract maintenance charges (note 2)	-	-	(1,421)	(1,631)	-	-	-	-
Contingent deferred sales charges (note 2)	(52)	-	(14,917)	(22,730)	(442)	(985)	-	(2)
Adjustments to maintain reserves	(9)	(29)	2,790	(4,931)	33	(86)	(33)	(1)

Net equity transactions	(34,620)	(11,680)	(5,151,814)	(11,029,582)	(340,596)	(602,054)	(93,154)	3,043

Net change in contract owners’ equity	(23,897)	17,405	2,173,186	(489,063)	(143,872)	(316,688)	(64,954)	34,164
Contract owners’ equity beginning of period	114,013	96,608	58,440,758	58,929,821	1,765,657	2,082,345	157,759	123,595

Contract owners’ equity end of period	$90,116	114,013	60,613,944	58,440,758	1,621,785	1,765,657	92,805	157,759

CHANGES IN UNITS:
Beginning units	12,253	13,576	4,306,442	5,283,363	170,902	243,047	17,873	17,445
Units purchased	14	-	559,236	731,917	5,043	16,642	1,894	1,660
Units redeemed	(3,671)	(1,323)	(960,614)	(1,708,838)	(36,569)	(88,787)	(11,602)	(1,232)

Ending units	8,596	12,253	3,905,064	4,306,442	139,376	170,902	8,165	17,873

(Continued)

63

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	DVIV		FCA2S		FALFS		FHIBS
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$1,915	6,977	(7,571)	(6,636)	2,345	577	211,859	294,877
Realized gain (loss) on investments	(59,593)	(1,733)	39,295	16,943	(117,852)	(59,811)	(185,299)	(251,671)
Change in unrealized gain (loss) on investments	59,025	62,504	23,346	45,309	121,201	77,495	314,327	1,273,309
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,347	67,748	55,070	55,616	5,694	18,261	340,887	1,316,515

Equity transactions:
Purchase payments received from contract owners (note 3)	52	-	776	1,728	1,603	165	21,309	88,043
Transfers between funds	-	-	157,657	(21,677)	(184,185)	(32,306)	149,801	(25,340)
Redemptions (note 3)	(141,182)	(46,316)	(171,031)	(83,210)	(10,203)	(605)	(1,536,207)	(497,383)
Annuity benefits	-	-	-	-	-	-	(188)	(155)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(16)	(28)	(123)	(166)	-	-	(642)	(3,013)
Adjustments to maintain reserves	101	(57)	(19)	(22)	(14)	(21)	(10)	(346)

Net equity transactions	(141,045)	(46,401)	(12,740)	(103,347)	(192,798)	(32,767)	(1,365,937)	(438,194)

Net change in contract owners’ equity	(139,698)	21,347	42,330	(47,731)	(187,104)	(14,506)	(1,025,050)	878,321
Contract owners’ equity beginning of period	257,017	235,670	565,180	612,911	187,104	201,610	3,596,161	2,717,840

Contract owners’ equity end of period	$117,319	257,017	607,510	565,180	-	187,104	2,571,111	3,596,161

CHANGES IN UNITS:
Beginning units	16,864	20,031	58,283	70,121	23,209	27,949	242,434	273,394
Units purchased	3	-	20,823	2,667	221	122	25,470	41,843
Units redeemed	(9,522)	(3,167)	(22,258)	(14,505)	(23,430)	(4,862)	(113,551)	(72,803)

Ending units	7,345	16,864	56,848	58,283	-	23,209	154,353	242,434

(Continued)

64

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	FVMOS		FQB		FQBS		FC2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$74,613	42,765	5,949,717	8,644,914	205,478	291,955	(175,566)	(69,922)
Realized gain (loss) on investments	(136,793)	63,058	(1,515,432)	(4,351,727)	(57,150)	(239,255)	(2,399,028)	(367,177)
Change in unrealized gain (loss) on investments	87,939	(100,637)	6,203,379	22,969,480	257,906	1,024,685	3,800,265	3,402,497
Reinvested capital gains	-	106,126	-	-	-	-	4	2,859

Net increase (decrease) in contract owners’ equity resulting from operations	25,759	111,312	10,637,664	27,262,667	406,234	1,077,385	1,225,675	2,968,257

Equity transactions:
Purchase payments received from contract owners (note 3)	325	113,149	1,859,344	2,949,375	42,563	142,829	291,114	134,795
Transfers between funds	(2,969,387)	(287,918)	(665,029)	(3,406,293)	331,812	148,611	(10,375,269)	(279,751)
Redemptions (note 3)	(136,639)	(1,474,215)	(30,503,747)	(31,639,160)	(1,661,455)	(1,073,039)	(2,694,188)	(1,066,233)
Annuity benefits	-	-	(84,186)	(79,357)	(711)	(649)	(6,118)	(5,075)
Contract maintenance charges (note 2)	(19)	(73)	(1,744)	(2,117)	-	-	-	-
Contingent deferred sales charges (note 2)	(5)	(2,283)	(44,706)	(63,963)	(729)	(6,581)	(2,312)	(7,089)
Adjustments to maintain reserves	(5)	(131)	(1,032)	1,484	36	(209)	(9,030)	(110)

Net equity transactions	(3,105,731)	(1,651,471)	(29,441,100)	(32,240,031)	(1,288,484)	(789,038)	(12,795,802)	(1,223,463)

Net change in contract owners’ equity	(3,079,972)	(1,540,159)	(18,803,436)	(4,977,364)	(882,250)	288,347	(11,570,127)	1,744,794
Contract owners’ equity beginning of period	3,079,972	4,620,131	155,889,549	160,866,913	6,675,673	6,387,326	11,570,127	9,825,333

Contract owners’ equity end of period	$-	3,079,972	137,086,113	155,889,549	5,793,423	6,675,673	-	11,570,127

CHANGES IN UNITS:
Beginning units	312,243	469,126	10,095,439	12,428,184	538,177	606,570	871,508	983,215
Units purchased	4,914	687,721	1,229,240	2,509,896	63,893	95,819	45,160	47,702
Units redeemed	(317,157)	(844,604)	(3,070,513)	(4,842,641)	(162,267)	(164,212)	(916,668)	(159,409)

Ending units	-	312,243	8,254,166	10,095,439	439,803	538,177	-	871,508

(Continued)

65

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	FVSS2		FCS		FNRS2		FEIS
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(17,794)	(16,308)	(3,557,943)	449,126	(186,296)	(207,409)	1,336,156	2,518,653
Realized gain (loss) on investments	(222,251)	(423,541)	(67,722,185)	(9,349,615)	(4,634,838)	(8,994,144)	(13,265,659)	(21,060,117)
Change in unrealized gain (loss) on investments	466,766	918,885	118,538,242	112,944,656	8,440,692	17,283,512	44,718,030	82,099,875
Reinvested capital gains	-	-	5,574	95,326	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	226,721	479,036	47,263,688	104,139,493	3,619,558	8,081,959	32,788,527	63,558,411

Equity transactions:
Purchase payments received from contract owners (note 3)	75,562	34,220	6,419,426	7,557,503	814,630	608,783	3,833,709	5,703,525
Transfers between funds	(113,277)	(121,310)	(377,376,752)	(16,322,870)	655,691	428,099	(12,455,202)	(11,638,804)
Redemptions (note 3)	(321,579)	(187,669)	(55,450,687)	(56,833,341)	(4,214,833)	(3,060,662)	(43,988,595)	(45,284,274)
Annuity benefits	-	-	(224,360)	(231,824)	(13,592)	(9,619)	(148,728)	(128,796)
Contract maintenance charges (note 2)	-	-	(11,048)	(13,111)	(1,035)	(1,232)	(4,753)	(5,514)
Contingent deferred sales charges (note 2)	(369)	(1,593)	(96,170)	(141,459)	(9,060)	(12,136)	(52,257)	(105,757)
Adjustments to maintain reserves	46	(68)	794	495	5,112	(1,163)	16,293	(6,861)

Net equity transactions	(359,617)	(276,420)	(426,738,797)	(65,984,607)	(2,763,087)	(2,047,930)	(52,799,533)	(51,466,481)

Net change in contract owners’ equity	(132,896)	202,616	(379,475,109)	38,154,886	856,471	6,034,029	(20,011,006)	12,091,930
Contract owners’ equity beginning of period	1,209,103	1,006,487	392,843,897	354,689,011	26,222,410	20,188,381	279,179,217	267,087,287

Contract owners’ equity end of period	$1,076,207	1,209,103	13,368,788	392,843,897	27,078,881	26,222,410	259,168,211	279,179,217

CHANGES IN UNITS:
Beginning units	107,421	137,880	21,380,872	25,997,531	2,882,823	3,165,031	21,467,817	26,543,981
Units purchased	10,945	14,581	1,403,770	2,629,810	1,012,466	1,806,123	1,142,619	2,748,863
Units redeemed	(41,489)	(45,040)	(22,156,948)	(7,246,469)	(1,341,225)	(2,088,331)	(5,142,055)	(7,825,027)

Ending units	76,877	107,421	627,694	21,380,872	2,554,064	2,882,823	17,468,381	21,467,817

(Continued)

66

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	FEI2		FF10S		FF10S2		FF20S
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(22,950)	12,658	83,915	203,459	(17)	612	85,627	130,120
Realized gain (loss) on investments	(577,910)	(676,225)	(334,601)	(1,238,428)	(1,204)	(1,391)	(265,707)	(1,193,894)
Change in unrealized gain (loss) on investments	1,397,027	2,316,109	1,076,956	2,605,255	6,728	4,898	1,057,117	2,282,203
Reinvested capital gains	-	-	164,953	66,383	1,215	186	59,649	72,898

Net increase (decrease) in contract owners’ equity resulting from operations	796,167	1,652,542	991,223	1,636,669	6,722	4,305	936,686	1,291,327

Equity transactions:
Purchase payments received from contract owners (note 3)	89,382	54,387	282,750	129,372	43,594	5,325	576,927	555,955
Transfers between funds	(47,076)	(334,236)	1,598,798	16,418	-	-	1,850,106	1,171,251
Redemptions (note 3)	(1,669,047)	(870,048)	(1,767,128)	(1,512,357)	(3,997)	(3,552)	(1,332,398)	(1,778,574)
Annuity benefits	-	-	(7,933)	(3,025)	(6,173)	(2,514)	(7,203)	(6,127)
Contract maintenance charges (note 2)	-	-	(85)	(112)	(2)	-	(906)	(1,013)
Contingent deferred sales charges (note 2)	(589)	(6,326)	(844)	(1,212)	-	-	(4,774)	(8,648)
Adjustments to maintain reserves	150	(257)	1,532	(193)	6	(7)	1,046	(237)

Net equity transactions	(1,627,180)	(1,156,480)	107,090	(1,371,109)	33,427	(748)	1,082,797	(67,393)

Net change in contract owners’ equity	(831,013)	496,062	1,098,313	265,560	40,149	3,557	2,019,483	1,223,934
Contract owners’ equity beginning of period	7,577,401	7,081,339	8,321,128	8,055,568	25,849	22,292	6,451,443	5,227,509

Contract owners’ equity end of period	$6,746,388	7,577,401	9,419,441	8,321,128	65,998	25,849	8,470,926	6,451,443

CHANGES IN UNITS:
Beginning units	766,428	912,834	805,897	949,001	2,327	2,431	660,383	670,911
Units purchased	32,815	39,013	323,133	368,621	4,117	516	290,687	334,671
Units redeemed	(194,914)	(185,419)	(309,196)	(511,725)	(916)	(620)	(183,837)	(345,199)

Ending units	604,329	766,428	819,834	805,897	5,528	2,327	767,233	660,383

(Continued)

67

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	FF20S2		FF30S		FF30S2		FGOS
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$108	2,435	50,648	31,760	656	1,590	(224,637)	(142,042)
Realized gain (loss) on investments	(3,640)	(3,843)	(331,622)	(657,992)	(22,435)	(28,930)	4,288,142	(1,283,016)
Change in unrealized gain (loss) on investments	19,341	27,269	768,262	1,311,464	64,392	107,454	603,836	9,078,300
Reinvested capital gains	1,174	1,260	32,443	37,534	2,627	4,464	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	16,983	27,121	519,731	722,766	45,240	84,578	4,667,341	7,653,242

Equity transactions:
Purchase payments received from contract owners (note 3)	-	58,655	256,562	412,910	-	18,750	349,664	607,535
Transfers between funds	-	-	1,538,730	296,988	-	-	(24,597,702)	(430,007)
Redemptions (note 3)	(3,418)	(3,330)	(542,867)	(480,995)	(16,891)	(15,312)	(3,221,134)	(3,500,957)
Annuity benefits	(7,979)	(6,111)	-	-	(24,763)	(20,830)	(761)	(610)
Contract maintenance charges (note 2)	(2)	-	(1,643)	(1,831)	(7)	-	(346)	(392)
Contingent deferred sales charges (note 2)	-	-	(3,972)	(8,861)	-	-	(4,433)	(7,078)
Adjustments to maintain reserves	10	39	(258)	(134)	60	47	2,367	(1,480)

Net equity transactions	(11,389)	49,253	1,246,553	218,077	(41,601)	(17,345)	(27,472,345)	(3,332,989)

Net change in contract owners’ equity	5,594	76,374	1,766,284	940,843	3,639	67,233	(22,805,004)	4,320,253
Contract owners’ equity beginning of period	148,069	71,695	3,312,351	2,371,508	359,536	292,303	23,532,857	19,212,604

Contract owners’ equity end of period	$153,663	148,069	5,078,635	3,312,351	363,175	359,536	727,853	23,532,857

CHANGES IN UNITS:
Beginning units	13,725	8,292	357,399	329,992	33,564	35,261	2,823,689	3,325,249
Units purchased	74	6,477	224,627	168,081	129	2,373	156,537	283,300
Units redeemed	(1,098)	(1,044)	(103,850)	(140,674)	(3,961)	(4,070)	(2,906,758)	(784,860)

Ending units	12,701	13,725	478,176	357,399	29,732	33,564	73,468	2,823,689

(Continued)

68

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	FGS		FG2		FHIS		FHISR
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(1,531,273)	(1,248,715)	(48,607)	(46,062)	3,685,777	3,915,354	4,211,478	2,705,280
Realized gain (loss) on investments	8,031,789	1,146,420	79,074	(17,209)	(2,488,184)	(6,426,537)	7,385,023	(2,907,003)
Change in unrealized gain (loss) on investments	27,213,484	37,767,384	482,723	699,170	5,975,252	24,264,875	(5,627,418)	12,952,030
Reinvested capital gains	554,337	135,846	8,857	2,341	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	34,268,337	37,800,935	522,047	638,240	7,172,845	21,753,692	5,969,083	12,750,307

Equity transactions:
Purchase payments received from contract owners (note 3)	3,438,081	4,923,811	25,625	42,834	208,455	405,054	1,153,873	1,481,323
Transfers between funds	(2,750,486)	(7,586,619)	(29,643)	(118,867)	(2,569,392)	(4,295,463)	21,877,472	13,592,533
Redemptions (note 3)	(25,745,466)	(27,523,069)	(664,152)	(484,433)	(11,567,067)	(11,651,175)	(8,455,627)	(8,605,629)
Annuity benefits	(78,062)	(66,999)	-	-	(24,901)	(30,048)	-	-
Contract maintenance charges (note 2)	(7,918)	(8,961)	-	-	(757)	(933)	(282)	(255)
Contingent deferred sales charges (note 2)	(40,192)	(63,986)	(286)	(2,063)	(10,882)	(18,388)	(6,848)	(18,567)
Adjustments to maintain reserves	9,693	(39,191)	110	(85)	506	(2,732)	(754)	13,542

Net equity transactions	(25,174,349)	(30,365,014)	(668,346)	(562,614)	(13,964,039)	(15,593,685)	14,567,834	6,462,947

Net change in contract owners’ equity	9,093,988	7,435,921	(146,299)	75,626	(6,791,194)	6,160,007	20,536,917	19,213,254
Contract owners’ equity beginning of period	171,446,910	164,010,989	2,922,370	2,846,744	64,748,174	58,588,167	43,660,512	24,447,258

Contract owners’ equity end of period	$180,540,898	171,446,910	2,776,071	2,922,370	57,956,980	64,748,174	64,197,429	43,660,512

CHANGES IN UNITS:
Beginning units	15,488,178	18,900,121	341,722	418,764	5,487,281	7,073,592	4,212,440	3,359,844
Units purchased	1,060,782	1,596,266	10,202	19,031	178,927	280,336	4,877,236	5,211,288
Units redeemed	(3,289,012)	(5,008,209)	(85,264)	(96,073)	(1,311,037)	(1,866,647)	(3,573,245)	(4,358,692)

Ending units	13,259,948	15,488,178	266,660	341,722	4,355,171	5,487,281	5,516,431	4,212,440

(Continued)

69

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	FIGBS		FMCS		FMC2		FOS
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$1,710,135	4,988,563	(351,186)	(150,203)	(154,580)	(115,031)	36,932	192,343
Realized gain (loss) on investments	1,262,221	92,206	(2,007,535)	(3,751,495)	(435,506)	(266,661)	225,391	(818,682)
Change in unrealized gain (loss) on investments	1,384,792	3,537,944	12,405,724	13,063,566	2,606,641	2,947,511	1,925,014	5,401,185
Reinvested capital gains	823,517	280,887	138,430	166,121	28,966	41,280	38,823	69,697

Net increase (decrease) in contract owners’ equity resulting from operations	5,180,665	8,899,600	10,185,433	9,327,989	2,045,521	2,607,099	2,226,160	4,844,543

Equity transactions:
Purchase payments received from contract owners (note 3)	1,750,474	1,239,489	1,153,140	714,233	297,673	213,947	53,916	128,780
Transfers between funds	3,705,855	26,837,411	11,513,647	6,761,487	(42,209)	(594,628)	(1,045,082)	(1,372,725)
Redemptions (note 3)	(15,779,296)	(12,122,959)	(6,724,718)	(4,806,391)	(2,198,100)	(991,418)	(2,968,356)	(3,143,138)
Annuity benefits	(149,732)	(89,688)	(347)	(247)	(91,762)	(82,092)	(10,203)	(9,857)
Contract maintenance charges (note 2)	(2,076)	(2,193)	(1,150)	(1,207)	35	-	(136)	(150)
Contingent deferred sales charges (note 2)	(26,456)	(23,763)	(11,712)	(17,890)	(1,535)	(4,752)	(2,113)	(2,911)
Adjustments to maintain reserves	(598)	(2,203)	(287)	(1,012)	2,699	(135)	4	(571)

Net equity transactions	(10,501,829)	15,836,094	5,928,573	2,648,973	(2,033,199)	(1,459,078)	(3,971,970)	(4,400,572)

Net change in contract owners’ equity	(5,321,164)	24,735,694	16,114,006	11,976,962	12,322	1,148,021	(1,745,810)	443,971
Contract owners’ equity beginning of period	79,570,081	54,834,387	36,897,069	24,920,107	9,000,268	7,852,247	23,385,449	22,941,478

Contract owners’ equity end of period	$74,248,917	79,570,081	53,011,075	36,897,069	9,012,590	9,000,268	21,639,639	23,385,449

CHANGES IN UNITS:
Beginning units	6,353,808	4,984,533	3,928,131	3,606,217	463,361	562,586	1,697,629	2,082,989
Units purchased	1,991,982	4,195,848	2,118,829	1,961,305	37,046	27,999	1,497	31,386
Units redeemed	(2,790,198)	(2,826,573)	(1,585,870)	(1,639,391)	(148,151)	(127,224)	(294,561)	(416,746)

Ending units	5,555,592	6,353,808	4,461,090	3,928,131	352,256	463,361	1,404,565	1,697,629

(Continued)

70

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	FO2R		FOSR		FVSS		FTVIS2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(34,718)	1,809	30,633	322,873	(117,823)	(86,123)	2,715,300	2,716,316
Realized gain (loss) on investments	(334,369)	(159,778)	(3,433,701)	(2,918,825)	683,837	(10,648,667)	(3,344,936)	(3,933,797)
Change in unrealized gain (loss) on investments	691,385	1,198,551	6,910,124	10,854,503	2,514,617	16,182,156	6,055,740	13,010,258
Reinvested capital gains	7,606	16,122	65,465	126,166	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	329,904	1,056,704	3,572,521	8,384,717	3,080,631	5,447,366	5,426,104	11,792,777

Equity transactions:
Purchase payments received from contract owners (note 3)	57,470	16,923	520,502	976,482	308,892	564,622	1,819,993	1,008,436
Transfers between funds	(240,008)	(269,050)	(2,770,449)	(2,322,278)	(1,358,390)	1,576,674	3,897,858	9,095,924
Redemptions (note 3)	(1,280,028)	(605,831)	(7,117,613)	(6,663,567)	(2,526,337)	(2,292,687)	(8,221,679)	(6,127,284)
Annuity benefits	(157)	(141)	(53,675)	(45,500)	(12,529)	(12,462)	(82,129)	(66,936)
Contract maintenance charges (note 2)	-	-	(1,086)	(1,332)	(604)	(674)	(488)	(560)
Contingent deferred sales charges (note 2)	(438)	(3,045)	(20,081)	(24,426)	(5,800)	(6,887)	(4,392)	(11,631)
Adjustments to maintain reserves	763	99	3,531	(844)	2,589	(833)	1,681	(815)

Net equity transactions	(1,462,398)	(861,045)	(9,438,871)	(8,081,465)	(3,592,178)	(172,247)	(2,589,156)	3,897,134

Net change in contract owners’ equity	(1,132,494)	195,659	(5,866,350)	303,252	(511,547)	5,275,119	2,836,948	15,689,911
Contract owners’ equity beginning of period	5,356,655	5,160,996	42,278,986	41,975,734	16,075,975	10,800,856	50,121,963	34,432,052

Contract owners’ equity end of period	$4,224,161	5,356,655	36,412,636	42,278,986	15,564,428	16,075,975	52,958,911	50,121,963

CHANGES IN UNITS:
Beginning units	421,604	503,679	3,074,483	3,829,152	1,328,090	1,388,196	4,609,866	4,245,169
Units purchased	25,360	21,782	271,737	617,845	428,834	1,312,113	1,579,475	2,111,337
Units redeemed	(147,385)	(103,857)	(979,173)	(1,372,514)	(730,543)	(1,372,219)	(1,818,911)	(1,746,640)

Ending units	299,579	421,604	2,367,047	3,074,483	1,026,381	1,328,090	4,370,430	4,609,866

(Continued)

71

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	FTVRD2		FTVSV2		FTVDM3		TIF2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$751	(397)	(55,367)	57,997	28,102	155,824	169	1,172
Realized gain (loss) on investments	(4,387)	(28,427)	(18,937)	(3,972,025)	1,281,542	(3,560,166)	(24)	(4,239)
Change in unrealized gain (loss) on investments	115,813	114,005	4,240,044	6,859,070	588,045	8,512,987	1,658	10,892
Reinvested capital gains	-	-	-	625,297	-	24,970	-	2,020

Net increase (decrease) in contract owners’ equity resulting from operations	112,177	85,181	4,165,740	3,570,339	1,897,689	5,133,615	1,803	9,845

Equity transactions:
Purchase payments received from contract owners (note 3)	(60)	(31)	558,294	508,366	150,962	511,146	-	-
Transfers between funds	5,449	(19,582)	4,768,363	1,224,615	(37,098)	5,581,512	-	(19,000)
Redemptions (note 3)	(36,813)	(25,991)	(3,556,314)	(2,530,556)	(1,827,580)	(1,958,810)	261	-
Annuity benefits	(54,539)	(48,432)	(37,519)	(31,176)	(21,510)	(17,499)	(2,637)	(5,216)
Contract maintenance charges (note 2)	3	(3)	(661)	(505)	(279)	(254)	2	-
Contingent deferred sales charges (note 2)	(982)	(285)	(6,325)	(6,238)	(5,148)	(3,132)	-	-
Adjustments to maintain reserves	(52)	27	594	(170)	1,444	(490)	9	402

Net equity transactions	(86,993)	(94,297)	1,726,432	(835,664)	(1,739,209)	4,112,473	(2,365)	(23,814)

Net change in contract owners’ equity	25,184	(9,116)	5,892,172	2,734,675	158,480	9,246,088	(562)	(13,969)
Contract owners’ equity beginning of period	653,229	662,345	17,543,401	14,808,726	14,331,670	5,085,582	31,449	45,418

Contract owners’ equity end of period	$678,413	653,229	23,435,573	17,543,401	14,490,150	14,331,670	30,887	31,449

CHANGES IN UNITS:
Beginning units	63,352	74,256	2,007,761	2,135,224	1,279,742	746,789	2,121	4,144
Units purchased	1,751	872	1,522,698	1,237,657	797,722	1,171,780	25	46
Units redeemed	(9,708)	(11,776)	(1,386,523)	(1,365,120)	(955,766)	(638,827)	(200)	(2,069)

Ending units	55,395	63,352	2,143,936	2,007,761	1,121,698	1,279,742	1,946	2,121

(Continued)

72

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	TIF3		FTVGI3		FTVFA2		AMGP
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$30,003	249,874	112,199	5,589,508	41,065	53,698	(3,592)	(255,906)
Realized gain (loss) on investments	(723,139)	(5,330,269)	886,022	601,497	290,145	(75,983)	31,150	1,490,078
Change in unrealized gain (loss) on investments	1,051,148	7,064,420	5,253,681	783,873	3,710	503,967	17,173	3,597,567
Reinvested capital gains	-	434,845	130,740	-	339	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	358,012	2,418,870	6,382,642	6,974,878	335,259	481,682	44,731	4,831,739

Equity transactions:
Purchase payments received from contract owners (note 3)	175,938	244,047	1,252,600	870,556	413,779	169,135	29	490,119
Transfers between funds	(1,691,337)	188,397	10,184,285	7,541,975	1,068,021	1,886,224	(34,684)	(40,111,750)
Redemptions (note 3)	(1,149,240)	(1,352,397)	(8,330,018)	(8,487,057)	(705,162)	(207,634)	(93,258)	(3,934,940)
Annuity benefits	(23,011)	(21,559)	(21,617)	(17,624)	(2,132)	(1,535)	-	(4,786)
Contract maintenance charges (note 2)	(172)	(621)	(609)	(595)	(29)	(11)	(34)	(497)
Contingent deferred sales charges (note 2)	(635)	(4,179)	(5,547)	(18,059)	(266)	(349)	-	(5,912)
Adjustments to maintain reserves	658	2,839	(752)	(710)	134	(75)	(33)	(1,493)

Net equity transactions	(2,687,799)	(943,473)	3,078,341	(111,514)	774,346	1,845,755	(127,979)	(43,569,259)

Net change in contract owners’ equity	(2,329,787)	1,475,397	9,460,983	6,863,364	1,109,605	2,327,437	(83,248)	(38,737,520)
Contract owners’ equity beginning of period	11,136,530	9,661,133	49,114,903	42,251,539	3,350,028	1,022,591	282,819	39,020,339

Contract owners’ equity end of period	$8,806,743	11,136,530	58,575,886	49,114,903	4,459,633	3,350,028	199,571	282,819

CHANGES IN UNITS:
Beginning units	1,082,482	1,248,884	3,437,497	3,465,329	392,225	152,212	24,926	3,174,895
Units purchased	233,083	795,098	1,513,557	1,834,558	262,187	326,533	1,086	268,648
Units redeemed	(517,551)	(961,500)	(1,318,016)	(1,862,390)	(176,268)	(86,520)	(9,903)	(3,418,617)

Ending units	798,014	1,082,482	3,633,038	3,437,497	478,144	392,225	16,109	24,926

(Continued)

73

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	AMINS		AMCG		AMTP		AMRS
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$-	(11,899)	(6,543)	(441,523)	(3,907)	(319,640)	(38)	(20,119)
Realized gain (loss) on investments	90	(915,404)	(20,163)	2,438,296	23,859	(48,266,083)	180	(1,711,142)
Change in unrealized gain (loss) on investments	(155)	1,231,409	123,210	5,956,056	482	63,903,225	703	2,204,244
Reinvested capital gains	-	-	-	-	-	48,357	-	47

Net increase (decrease) in contract owners’ equity resulting from operations	(65)	304,106	96,504	7,952,829	20,434	15,365,859	845	473,030

Equity transactions:
Purchase payments received from contract owners (note 3)	6	9,729	27,317	1,009,391	916	696,391	-	4,274
Transfers between funds	(665)	(1,773,116)	(7,233)	(68,841,092)	(445,039)	(56,709,043)	-	(2,580,828)
Redemptions (note 3)	-	(133,599)	(40,119)	(6,190,490)	(22,382)	(4,533,482)	-	(298,953)
Annuity benefits	729	(754)	(5,472)	(12,786)	(628)	(3,301)	(966)	(3,864)
Contract maintenance charges (note 2)	-	(47)	(39)	(1,290)	(3)	(964)	-	(75)
Contingent deferred sales charges (note 2)	-	(1,003)	-	(17,860)	(47)	(10,313)	-	(613)
Adjustments to maintain reserves	(5)	(282)	(845)	(146,605)	(65)	3,646	20	268

Net equity transactions	65	(1,899,072)	(26,392)	(74,200,732)	(467,248)	(60,557,066)	(946)	(2,879,791)

Net change in contract owners’ equity	-	(1,594,966)	70,112	(66,247,903)	(446,814)	(45,191,207)	(101)	(2,406,761)
Contract owners’ equity beginning of period	-	1,594,966	380,063	66,627,966	508,961	45,700,168	4,191	2,410,952

Contract owners’ equity end of period	$-	-	450,175	380,063	62,147	508,961	4,090	4,191

CHANGES IN UNITS:
Beginning units	-	266,109	27,121	4,899,483	49,029	5,238,503	422	408,423
Units purchased	14	57,193	4,636	270,584	1,044	1,028,680	-	701,280
Units redeemed	(14)	(323,302)	(6,195)	(5,142,946)	(45,472)	(6,218,154)	(91)	(1,109,281)

Ending units	-	-	25,562	27,121	4,601	49,029	331	422

(Continued)

74

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	AMFAS		AMSRS		OVCAFS		OVGR
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(18,315)	(17,378)	(49,425)	32,115	(52,118)	(57,958)	(1,154,550)	(1,088,150)
Realized gain (loss) on investments	115,209	(411,072)	(921,657)	(940,646)	499,905	90,471	32,859,974	3,283,907
Change in unrealized gain (loss) on investments	84,375	668,003	1,817,749	1,734,978	(297,601)	1,112,075	(23,460,400)	45,618,716
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	181,269	239,553	846,667	826,447	150,186	1,144,588	8,245,024	47,814,473

Equity transactions:
Purchase payments received from contract owners (note 3)	6,555	96,002	67,214	39,954	51,833	30,340	2,395,647	3,415,732
Transfers between funds	304,995	392,183	6,175,326	(192,882)	(3,105,014)	(122,246)	(133,774,936)	(8,561,844)
Redemptions (note 3)	(259,474)	(279,741)	(890,578)	(522,286)	(649,855)	(521,700)	(19,332,815)	(24,301,499)
Annuity benefits	(3,070)	(3,247)	(6,213)	(5,382)	(451)	(437)	(92,751)	(94,474)
Contract maintenance charges (note 2)	(21)	(17)	(298)	(298)	-	-	(4,633)	(5,494)
Contingent deferred sales charges (note 2)	(21)	(1,413)	(1,245)	(1,255)	(235)	(2,179)	(30,003)	(58,902)
Adjustments to maintain reserves	(88)	(135)	270	(336)	(1,419)	(540)	(21,191)	(10,895)

Net equity transactions	48,877	203,632	5,344,477	(682,485)	(3,705,141)	(616,762)	(150,860,681)	(29,617,376)

Net change in contract owners’ equity	230,146	443,185	6,191,144	143,962	(3,554,955)	527,826	(142,615,657)	18,197,097
Contract owners’ equity beginning of period	1,512,386	1,069,201	3,574,047	3,430,085	3,554,955	3,027,129	146,007,388	127,810,291

Contract owners’ equity end of period	$1,742,532	1,512,386	9,765,191	3,574,047	-	3,554,955	3,391,731	146,007,388

CHANGES IN UNITS:
Beginning units	189,090	150,345	315,329	389,079	366,282	441,461	10,161,530	12,747,789
Units purchased	142,720	183,747	654,465	70,255	19,501	17,024	470,356	1,371,508
Units redeemed	(146,376)	(145,002)	(251,939)	(144,005)	(385,783)	(92,203)	(10,422,644)	(3,957,767)

Ending units	185,434	189,090	717,855	315,329	-	366,282	209,242	10,161,530

(Continued)

75

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	OVGS3		OVGS		OVGSS		OVHI3
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$305,790	1,021,135	229,606	778,031	(15,026)	5,276	104,424	(17,897)
Realized gain (loss) on investments	440,510	(4,202,394)	5,468,830	3,057,837	354,292	209,682	312,340	(533,695)
Change in unrealized gain (loss) on investments	12,003,076	31,249,377	3,094,202	15,888,598	(1,021)	669,885	(141,364)	983,470
Reinvested capital gains	-	2,040,532	-	1,477,876	-	67,718	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	12,749,376	30,108,650	8,792,638	21,202,342	338,245	952,561	275,400	431,878

Equity transactions:
Purchase payments received from contract owners (note 3)	2,125,182	2,543,148	173,836	304,568	-	-	93,843	33,767
Transfers between funds	(5,148,751)	(6,027,544)	(4,261,584)	(5,094,575)	(110,944)	(132,383)	572,597	1,933,160
Redemptions (note 3)	(17,133,020)	(14,539,441)	(10,606,781)	(10,859,159)	(754,616)	(608,367)	(267,416)	(561,837)
Annuity benefits	(54,381)	(45,697)	(42,864)	(34,351)	(2,968)	(2,448)	-	-
Contract maintenance charges (note 2)	(3,361)	(3,871)	(664)	(750)	-	-	(16)	(14)
Contingent deferred sales charges (note 2)	(35,703)	(55,738)	(9,831)	(13,450)	(60)	(2,804)	(185)	(383)
Adjustments to maintain reserves	4,322	(3,179)	(2,671)	(4,794)	112	(145)	(118)	(65)

Net equity transactions	(20,245,712)	(18,132,322)	(14,750,558)	(15,702,511)	(868,476)	(746,147)	398,705	1,404,628

Net change in contract owners’ equity	(7,496,336)	11,976,328	(5,957,920)	5,499,831	(530,231)	206,414	674,105	1,836,506
Contract owners’ equity beginning of period	103,872,942	91,896,614	71,664,514	66,164,683	3,190,506	2,984,092	2,158,516	322,010

Contract owners’ equity end of period	$96,376,606	103,872,942	65,706,594	71,664,514	2,660,275	3,190,506	2,832,621	2,158,516

CHANGES IN UNITS:
Beginning units	5,462,572	6,681,809	5,899,391	7,350,485	234,040	299,786	859,349	160,909
Units purchased	512,611	883,118	61,868	517,075	1,716	-	953,478	1,487,261
Units redeemed	(1,556,823)	(2,102,355)	(1,234,672)	(1,968,169)	(64,461)	(65,746)	(817,668)	(788,821)

Ending units	4,418,360	5,462,572	4,726,587	5,899,391	171,295	234,040	995,159	859,349

(Continued)

76

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	OVHI		OVHIS		OVGI		OVGIS
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$6,307	(1,622)	1,223	(297)	26,551	982,809	(24,849)	(4,261)
Realized gain (loss) on investments	(45,261)	(123,303)	(9,833)	(11,633)	3,993,309	(915,631)	58,379	(32,191)
Change in unrealized gain (loss) on investments	54,934	149,471	11,763	17,230	11,592,779	27,014,066	353,557	738,143
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	15,980	24,546	3,153	5,300	15,612,639	27,081,244	387,087	701,691

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	1,807,694	2,222,999	37,950	12,424
Transfers between funds	(1,318)	(19,456)	0	-	(5,934,585)	(5,749,670)	(51,649)	(132,545)
Redemptions (note 3)	(12,159)	(9,824)	(446)	(899)	(19,124,057)	(19,573,950)	(555,972)	(353,519)
Annuity benefits	-	-	(2,166)	(1,851)	(61,771)	(55,790)	-	-
Contract maintenance charges (note 2)	(9)	(12)	-	-	(2,966)	(3,216)	-	-
Contingent deferred sales charges (note 2)	33	(97)	-	-	(29,288)	(60,067)	(227)	(793)
Adjustments to maintain reserves	(49)	(61)	(2)	24	2,812	(17,203)	2	(80)

Net equity transactions	(13,502)	(29,450)	(2,613)	(2,726)	(23,342,161)	(23,236,897)	(569,897)	(474,513)

Net change in contract owners’ equity	2,478	(4,904)	540	2,574	(7,729,522)	3,844,347	(182,810)	227,178
Contract owners’ equity beginning of period	123,551	128,455	25,880	23,306	124,228,116	120,383,769	3,245,291	3,018,113

Contract owners’ equity end of period	$126,029	123,551	26,420	25,880	116,498,594	124,228,116	3,062,481	3,245,291

CHANGES IN UNITS:
Beginning units	45,401	58,162	8,314	9,322	10,897,405	13,429,592	334,673	391,338
Units purchased	4,917	3,986	64	-	3,005,173	1,191,059	5,924	6,355
Units redeemed	(9,347)	(16,747)	(868)	(1,008)	(5,017,862)	(3,723,246)	(63,460)	(63,020)

Ending units	40,971	45,401	7,510	8,314	8,884,716	10,897,405	277,137	334,673

(Continued)

77

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	OVSC		OVSCS		OVAG		OVSBS
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(45,769)	(22,325)	(1,521)	(924)	(632,528)	(588,808)	287,237	(62,792)
Realized gain (loss) on investments	2,136,446	(1,684,312)	(827)	(6,232)	538,121	(2,298,344)	29,557	(54,957)
Change in unrealized gain (loss) on investments	(370,019)	4,800,249	38,173	53,849	13,595,269	17,451,483	226,229	702,990
Reinvested capital gains	-	-	-	-	-	-	-	3,096

Net increase (decrease) in contract owners’ equity resulting from operations	1,720,658	3,093,612	35,825	46,693	13,500,862	14,564,331	543,023	588,337

Equity transactions:
Purchase payments received from contract owners (note 3)	199,570	173,142	1,648	2,190	1,671,468	2,252,617	76,576	65,774
Transfers between funds	(260,831)	1,019,428	-	-	1,287,847	(2,811,785)	298,850	377,278
Redemptions (note 3)	(1,193,145)	(1,304,821)	(5,506)	(7,254)	(9,048,745)	(8,256,397)	(987,151)	(639,066)
Annuity benefits	(100)	(61)	(9,194)	(7,810)	(4,911)	(4,271)	-	-
Contract maintenance charges (note 2)	(207)	(533)	(3)	-	(4,089)	(4,440)	-	-
Contingent deferred sales charges (note 2)	(2,739)	(3,268)	-	-	(22,316)	(31,941)	(1,631)	(4,748)
Adjustments to maintain reserves	214	7,637	14	(43)	2,309	(1,706)	(118)	(79)

Net equity transactions	(1,257,238)	(108,476)	(13,042)	(12,917)	(6,118,437)	(8,857,923)	(613,475)	(200,841)

Net change in contract owners’ equity	463,420	2,985,136	22,783	33,776	7,382,425	5,706,408	(70,452)	387,496
Contract owners’ equity beginning of period	8,821,860	5,836,724	174,782	141,006	58,937,925	53,231,517	4,558,458	4,170,962

Contract owners’ equity end of period	$9,285,280	8,821,860	197,565	174,782	66,320,350	58,937,925	4,488,006	4,558,458

CHANGES IN UNITS:
Beginning units	1,073,093	954,905	14,582	15,897	5,642,712	6,695,313	325,335	346,353
Units purchased	2,532,907	2,808,481	208	267	642,533	536,283	58,730	71,668
Units redeemed	(2,675,210)	(2,690,293)	(1,226)	(1,582)	(1,246,773)	(1,588,884)	(99,643)	(92,686)

Ending units	930,790	1,073,093	13,564	14,582	5,038,472	5,642,712	284,422	325,335

(Continued)

78

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	PMVRRA		SBLD		SBLJ		SBLN
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$2,756	14,026	(2,583)	(2,122)	(1,486)	(776)	(1,652)	(1,307)
Realized gain (loss) on investments	8,924	(19,655)	(14,258)	(16,029)	2,659	(17,512)	(2,742)	(6,344)
Change in unrealized gain (loss) on investments	38,145	87,656	46,699	55,934	26,575	42,373	17,338	33,614
Reinvested capital gains	7,699	28,923	—	—	—	—	—	—

Net increase (decrease) in contract owners’ equity resulting from operations	57,524	110,950	29,858	37,783	27,748	24,085	12,944	25,963

Equity transactions:
Purchase payments received from contract owners (note 3)	93,993	121,975	36,741	68,676	14,559	12,437	17,857	33,768
Transfers between funds	234,550	136,621	1,452	32,121	(610)	26,590	(32,292)	23,002
Redemptions (note 3)	(311,683)	(260,891)	(38,355)	(92,898)	(785)	(9,279)	(7,437)	(42,723)
Annuity benefits	—	—	—	—	—	—	—	—
Contract maintenance charges (note 2)	—	—	—	—	—	—	(15)	(15)
Contingent deferred sales charges (note 2)	(2,051)	(1,244)	(374)	(338)	(26)	(16)	(85)	(446)
Adjustments to maintain reserves	82	90	(61)	(13)	(10)	(11)	(8)	7

Net equity transactions	14,891	(3,449)	(597)	7,548	13,128	29,721	(21,981)	13,593

Net change in contract owners’ equity	72,415	107,501	29,261	45,331	40,876	53,806	(9,037)	39,556
Contract owners’ equity beginning of period	782,688	675,187	211,619	166,288	113,801	59,995	146,319	106,763

Contract owners’ equity end of period	$855,103	782,688	240,880	211,619	154,677	113,801	137,282	146,319

CHANGES IN UNITS:
Beginning units	65,525	66,141	23,481	21,833	14,777	11,088	14,169	12,844
Units purchased	42,909	25,251	6,035	7,595	6,690	9,047	2,629	3,590
Units redeemed	(41,504)	(25,867)	(6,140)	(5,947)	(5,112)	(5,358)	(4,628)	(2,265)

Ending units	66,930	65,525	23,376	23,481	16,355	14,777	12,170	14,169

(Continued)

79

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	SBLO		SBLP		SBLQ		SBLV
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(9,950)	(7,898)	(4,435)	(3,000)	(9,968)	(6,516)	(23,908)	(18,261)
Realized gain (loss) on investments	18,283	(160,114)	66,256	4,857	5,208	(24,589)	444	(49,996)
Change in unrealized gain (loss) on investments	151,131	366,385	(10,447)	125,917	189,231	287,895	364,878	686,118
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	159,464	198,373	51,374	127,774	184,471	256,790	341,414	617,861

Equity transactions:
Purchase payments received from contract owners (note 3)	91,165	134,694	50,961	29,177	105,550	165,976	290,559	436,511
Transfers between funds	549,224	(162,829)	37,597	260,761	309,906	(50,113)	71,370	2,979
Redemptions (note 3)	(446,168)	(292,753)	(161,161)	(101,357)	(200,770)	(134,337)	(311,755)	(363,987)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(1,286)	(1,223)	(770)	(251)	(634)	(1,369)	(1,621)	(2,531)
Adjustments to maintain reserves	(541)	8	(92)	104	(113)	146	(1,165)	270

Net equity transactions	192,394	(322,103)	(73,465)	188,434	213,940	(19,697)	47,388	73,242

Net change in contract owners’ equity	351,858	(123,730)	(22,091)	316,208	398,411	237,093	388,802	691,103
Contract owners’ equity beginning of period	702,539	826,269	445,532	129,324	697,437	460,344	2,018,141	1,327,038

Contract owners’ equity end of period	$1,054,397	702,539	423,441	445,532	1,095,848	697,437	2,406,943	2,018,141

CHANGES IN UNITS:
Beginning units	75,841	117,337	35,166	17,473	63,451	64,592	185,377	173,469
Units purchased	59,308	17,942	20,494	39,615	43,250	18,276	33,756	48,866
Units redeemed	(36,428)	(59,438)	(26,349)	(21,922)	(24,028)	(19,417)	(29,234)	(36,958)

Ending units	98,721	75,841	29,311	35,166	82,673	63,451	189,899	185,377

(Continued)

80

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	SBLX		SBLY		PMVTRA		PVGIB
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(783)	(307)	(274)	(230)	38,650	84,132	33	139
Realized gain (loss) on investments	3,726	(3,890)	2,565	474	52,023	32	(872)	(5,652)
Change in unrealized gain (loss) on investments	15,725	13,196	417	5,463	5,986	86,403	2,136	7,561
Reinvested capital gains	-	-	-	-	89,849	74,667	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	18,668	8,999	2,708	5,707	186,508	245,234	1,297	2,048

Equity transactions:
Purchase payments received from contract owners (note 3)	19,198	15,367	7,468	10,853	329,017	338,183	-	-
Transfers between funds	38,589	1,023	(14,454)	(5,927)	724,916	872,470	-	-
Redemptions (note 3)	(7,151)	(9)	-	-	(777,734)	(767,956)	(792)	(3,694)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(58)	(6)	(12)	(20)	(2,231)	(2,606)	-	-
Adjustments to maintain reserves	(13)	3	3	(17)	207	614	2	6

Net equity transactions	50,565	16,378	(6,995)	4,889	274,175	440,705	(790)	(3,688)

Net change in contract owners’ equity	69,233	25,377	(4,287)	10,596	460,683	685,939	507	(1,640)
Contract owners’ equity beginning of period	47,929	22,552	25,093	14,497	2,460,265	1,774,326	11,122	12,762

Contract owners’ equity end of period	$117,162	47,929	20,806	25,093	2,920,948	2,460,265	11,629	11,122

CHANGES IN UNITS:
Beginning units	6,371	4,010	3,045	2,318	188,936	153,732	1,111	1,634
Units purchased	7,136	4,389	397	2,360	101,354	117,549	12	-
Units redeemed	(1,417)	(2,028)	(1,251)	(1,633)	(80,503)	(82,345)	(95)	(523)

Ending units	12,090	6,371	2,191	3,045	209,787	188,936	1,028	1,111

(Continued)

81

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	ACEG2		ACC2		VYDS		ROCMC
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(27,993)	(27,336)	(133,981)	203,074	(22,089)	(20,849)	7,549	(6,549)
Realized gain (loss) on investments	123,396	48,582	9,992	(269,348)	180,137	(545,263)	(70,350)	(100,256)
Change in unrealized gain (loss) on investments	136,702	677,709	1,107,419	1,932,263	310,482	1,764,076	290,591	383,373
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	232,105	698,955	983,430	1,865,989	468,530	1,197,964	227,790	276,568

Equity transactions:
Purchase payments received from contract owners (note 3)	2,582	14,101	206,258	115,376	49,970	137,214	166,862	243,916
Transfers between funds	(160,807)	14,750	(294,245)	(736,649)	(383,725)	(380,749)	(2,697)	(55,622)
Redemptions (note 3)	(250,902)	(226,926)	(1,805,545)	(1,017,613)	(1,046,876)	(1,332,989)	(112,269)	(118,000)
Annuity benefits	-	-	(4,607)	(3,843)	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(282)	(698)	(1,293)	(3,805)	(783)	(1,781)	(533)	(1,134)
Adjustments to maintain reserves	35	(65)	(229)	(195)	(65)	(168)	(28)	(243)

Net equity transactions	(409,374)	(198,838)	(1,899,662)	(1,646,729)	(1,381,479)	(1,578,473)	51,335	68,917

Net change in contract owners’ equity	(177,269)	500,117	(916,232)	219,260	(912,949)	(380,509)	279,125	345,485
Contract owners’ equity beginning of period	1,694,443	1,194,326	8,705,495	8,486,235	5,537,239	5,917,748	781,980	436,495

Contract owners’ equity end of period	$1,517,174	1,694,443	7,789,263	8,705,495	4,624,290	5,537,239	1,061,105	781,980

CHANGES IN UNITS:
Beginning units	181,324	207,406	821,709	1,011,292	510,692	691,105	78,868	68,775
Units purchased	2,734	19,105	35,296	33,093	23,425	131,376	22,653	24,694
Units redeemed	(45,635)	(45,187)	(209,990)	(222,676)	(150,392)	(311,789)	(18,251)	(14,601)

Ending units	138,423	181,324	647,015	821,709	383,725	510,692	83,270	78,868

(Continued)

82

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	TRBCG2		TREI2		TRHS2		TRLT2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(78,843)	(122,671)	21,926	71,768	(5,864)	-	(14)	266,836
Realized gain (loss) on investments	3,244,156	(5,034,040)	(47,503)	(4,553,780)	62,630	-	-	454,676
Change in unrealized gain (loss) on investments	(2,321,877)	9,395,817	1,873,491	7,167,373	104,225	-	-	324,300
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	843,436	4,239,106	1,847,914	2,685,361	160,991	-	(14)	1,045,812

Equity transactions:
Purchase payments received from contract owners (note 3)	227,233	218,482	389,229	278,607	82,390	-	(170)	166,306
Transfers between funds	(7,474,070)	(7,271,550)	(15,504,141)	(256,085)	1,227,095	-	(13,218)	(13,650,421)
Redemptions (note 3)	(984,433)	(1,478,995)	(2,332,311)	(1,985,561)	(106,732)	-	(53)	(4,112,823)
Annuity benefits	(20,796)	(19,212)	(36,397)	(31,659)	-	-	763	(12,281)
Contract maintenance charges (note 2)	(129)	(435)	(259)	(300)	-	-	-	(113)
Contingent deferred sales charges (note 2)	(802)	(3,109)	(1,998)	(6,219)	-	-	-	(23,323)
Adjustments to maintain reserves	2,108	(1,308)	847	85	(69)	-	106	(10,148)

Net equity transactions	(8,250,889)	(8,556,127)	(17,485,030)	(2,001,132)	1,202,684	-	(12,573)	(17,642,803)

Net change in contract owners’ equity	(7,407,453)	(4,317,021)	(15,637,116)	684,229	1,363,675	-	(12,587)	(16,596,991)
Contract owners’ equity beginning of period	7,407,453	11,724,474	15,637,116	14,952,887	-	-	12,587	16,609,578

Contract owners’ equity end of period	$-	7,407,453	-	15,637,116	1,363,675	-	-	12,587

CHANGES IN UNITS:
Beginning units	754,802	1,679,454	1,708,614	1,993,851	-	-	1,107	1,526,688
Units purchased	1,053,375	1,407,384	1,082,518	742,486	219,493	-	-	1,379,840
Units redeemed	(1,808,177)	(2,332,036)	(2,791,132)	(1,027,723)	(90,312)	-	(1,107)	(2,905,421)

Ending units	-	754,802	-	1,708,614	129,181	-	-	1,107

(Continued)

83

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	VWEMR		VWEM		VWHAR		VWHA
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(87,477)	(156,768)	(83,881)	(134,567)	(285,997)	(253,065)	(101,508)	(104,118)
Realized gain (loss) on investments	387,993	(7,035,063)	(2,416,423)	(3,889,732)	(1,883,245)	(4,167,125)	978,613	504,098
Change in unrealized gain (loss) on investments	3,864,473	17,240,733	6,681,269	13,681,766	11,882,217	17,024,224	2,899,851	5,264,923
Reinvested capital gains	-	802,362	-	1,011,248	-	140,476	-	68,964

Net increase (decrease) in contract owners’ equity resulting from operations	4,164,989	10,851,264	4,180,965	10,668,715	9,712,975	12,744,510	3,776,956	5,733,867

Equity transactions:
Purchase payments received from contract owners (note 3)	365,602	434,711	135,515	185,517	884,300	685,507	146,563	145,380
Transfers between funds	(1,033,435)	5,674,959	(962,113)	(826,101)	5,310,955	4,256,490	(328,594)	(526,033)
Redemptions (note 3)	(3,082,063)	(2,334,969)	(2,599,299)	(1,857,279)	(4,168,525)	(3,874,821)	(1,728,973)	(1,366,300)
Annuity benefits	-	(57)	(5,804)	(5,546)	(4,055)	(3,252)	(16,282)	(15,624)
Contract maintenance charges (note 2)	(193)	(184)	(346)	(336)	(261)	(276)	(85)	(97)
Contingent deferred sales charges (note 2)	(2,061)	(4,724)	(1,960)	(2,459)	(4,079)	(7,385)	(1,413)	(2,052)
Adjustments to maintain reserves	(328)	12,989	573	(2,309)	3,372	5,412	758	(246)

Net equity transactions	(3,752,478)	3,782,725	(3,433,435)	(2,508,513)	2,021,708	1,061,675	(1,928,026)	(1,764,972)

Net change in contract owners’ equity	412,511	14,633,989	747,530	8,160,202	11,734,683	13,806,185	1,848,930	3,968,895
Contract owners’ equity beginning of period	23,100,080	8,466,091	18,894,162	10,733,960	36,257,202	22,451,017	15,040,897	11,072,002

Contract owners’ equity end of period	$23,512,591	23,100,080	19,641,692	18,894,162	47,991,885	36,257,202	16,889,827	15,040,897

CHANGES IN UNITS:
Beginning units	1,015,118	785,222	712,637	857,455	1,314,117	1,269,810	473,719	540,162
Units purchased	366,202	805,519	17,348	52,428	515,458	767,187	6,599	28,951
Units redeemed	(558,087)	(575,623)	(148,511)	(197,246)	(467,618)	(722,880)	(68,087)	(95,394)

Ending units	823,233	1,015,118	581,474	712,637	1,361,957	1,314,117	412,231	473,719

(Continued)

84

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	WRASP		WRBP		WRBDP		WRCEP
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(152,351)	(2,023,480)	472,069	503,588	3,179,437	2,998,262	(179,051)	(192,835)
Realized gain (loss) on investments	14,320,070	6,318,051	2,913,056	1,795,582	(364,042)	(1,248,237)	2,035,709	(6,021,980)
Change in unrealized gain (loss) on investments	2,019,798	22,928,585	4,008,209	3,538,066	2,688,985	4,745,812	21,143,520	32,181,263
Reinvested capital gains	-	23,828,981	810,129	337,991	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	16,187,517	51,052,137	8,203,463	6,175,227	5,504,380	6,495,837	23,000,178	25,966,448

Equity transactions:
Purchase payments received from contract owners (note 3)	5,259,499	4,438,696	846,542	879,789	2,315,518	1,772,278	1,803,111	2,178,634
Transfers between funds	341,583	20,329,943	(345)	(2,153,990)	17,067,639	4,532,194	(3,457,324)	(9,532,631)
Redemptions (note 3)	(44,684,221)	(34,928,884)	(9,305,672)	(9,442,029)	(25,160,849)	(20,906,230)	(24,748,397)	(19,565,660)
Annuity benefits	(38,487)	(31,105)	(13,379)	(11,565)	(34,794)	(33,039)	(16,625)	(12,283)
Contract maintenance charges (note 2)	(231)	(41)	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(8,872)	(110,423)	16,600	(37,837)	20,408	(60,083)	100,746	(54,925)
Adjustments to maintain reserves	10,410	(2,911)	(3,459)	(476)	(1,775)	1,953	3,660	(481)

Net equity transactions	(39,120,320)	(10,304,725)	(8,459,714)	(10,766,108)	(5,793,854)	(14,692,927)	(26,314,829)	(26,987,346)

Net change in contract owners’ equity	(22,932,803)	40,747,412	(256,251)	(4,590,881)	(289,474)	(8,197,090)	(3,314,651)	(1,020,898)
Contract owners’ equity beginning of period	268,939,319	228,191,907	57,645,365	62,236,246	110,745,563	118,942,653	136,750,467	137,771,365

Contract owners’ equity end of period	$246,006,516	268,939,319	57,389,114	57,645,365	110,456,089	110,745,563	133,435,816	136,750,467

CHANGES IN UNITS:
Beginning units	12,278,354	12,909,693	4,701,582	5,696,020	7,877,501	8,981,987	14,723,373	18,240,906
Units purchased	2,069,798	3,277,982	500,692	859,958	2,482,295	2,367,326	1,384,934	2,492,907
Units redeemed	(3,925,100)	(3,909,321)	(1,167,667)	(1,854,396)	(2,885,113)	(3,471,812)	(4,120,063)	(6,010,440)

Ending units	10,423,052	12,278,354	4,034,607	4,701,582	7,474,683	7,877,501	11,988,244	14,723,373

(Continued)

85

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	WRDIV		WRENG		WRGNR		WRGP
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(254)	(46,425)	(95,352)	(113,104)	(478,276)	(462,391)	(725,221)	(1,192,342)
Realized gain (loss) on investments	(190,096)	(730,970)	(252,796)	(643,484)	(3,784,161)	(1,426,307)	9,136,456	(630,027)
Change in unrealized gain (loss) on investments	3,206,588	3,940,788	2,505,467	3,749,945	9,246,495	20,367,361	6,033,273	30,999,530
Reinvested capital gains	-	-	-	-	-	-	-	4,191,940

Net increase (decrease) in contract owners’ equity resulting from operations	3,016,238	3,163,393	2,157,319	2,993,357	4,984,058	18,478,663	14,444,508	33,369,101

Equity transactions:
Purchase payments received from contract owners (note 3)	223,915	291,505	324,794	155,862	964,380	917,351	1,850,116	2,312,587
Transfers between funds	(266,756)	(1,302,226)	629,894	1,212,947	(3,645,464)	7,323,248	(6,095,425)	(9,838,663)
Redemptions (note 3)	(3,736,440)	(3,158,433)	(1,356,876)	(1,181,686)	(7,159,135)	(4,631,342)	(25,771,814)	(21,678,093)
Annuity benefits	(3,908)	(3,398)	-	-	(2,812)	(1,849)	(15,705)	(11,694)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(7,809)	(7,771)	(1,793)	(3,322)	(10,887)	(13,262)	108,026	(80,138)
Adjustments to maintain reserves	824	(374)	284	(167)	2,595	(365)	7,478	(2,716)

Net equity transactions	(3,790,175)	(4,180,697)	(403,696)	183,634	(9,851,323)	3,593,781	(29,917,324)	(29,298,717)

Net change in contract owners’ equity	(773,937)	(1,017,304)	1,753,623	3,176,991	(4,867,265)	22,072,444	(15,472,816)	4,070,384
Contract owners’ equity beginning of period	23,420,023	24,437,327	10,865,760	7,688,769	46,988,612	24,916,168	155,945,505	151,875,121

Contract owners’ equity end of period	$22,646,086	23,420,023	12,619,383	10,865,760	42,121,347	46,988,612	140,472,689	155,945,505

CHANGES IN UNITS:
Beginning units	1,974,176	2,406,092	1,063,778	1,046,875	3,338,506	3,038,959	16,771,104	20,570,540
Units purchased	309,840	434,311	275,593	483,019	528,792	1,378,298	1,482,791	2,610,477
Units redeemed	(629,169)	(866,227)	(316,297)	(466,116)	(1,287,147)	(1,078,751)	(4,716,309)	(6,409,913)

Ending units	1,654,847	1,974,176	1,023,074	1,063,778	2,580,151	3,338,506	13,537,586	16,771,104

(Continued)

86

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	WRHIP		WRIP		WRI2P		WRMIC
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$5,650,168	5,732,309	(75,112)	140,299	50,340	400,363	(51,497)	(39,050)
Realized gain (loss) on investments	(203,625)	(269,739)	3,086,974	2,237,652	(1,573,378)	(2,488,334)	(127,012)	(348,170)
Change in unrealized gain (loss) on investments	5,314,572	21,265,608	2,340,000	7,178,898	3,713,164	6,156,159	1,761,449	1,492,389
Reinvested capital gains	-	-	-	-	-	980,727	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	10,761,115	26,728,178	5,351,862	9,556,849	2,190,126	5,048,915	1,582,940	1,105,169

Equity transactions:
Purchase payments received from contract owners (note 3)	1,326,235	1,463,640	580,485	682,556	281,201	170,974	84,125	55,186
Transfers between funds	3,702,574	11,505,322	(776,053)	2,497,212	2,559	858,938	856,049	516,981
Redemptions (note 3)	(16,165,941)	(11,473,380)	(8,632,363)	(7,419,037)	(3,401,299)	(2,821,104)	(928,048)	(425,994)
Annuity benefits	(28,010)	(22,216)	(3,351)	(2,623)	(10,734)	(8,731)	(3,038)	(2,255)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	2,891	(39,497)	11,909	(29,688)	(6,663)	(8,868)	(2,501)	(1,373)
Adjustments to maintain reserves	(1,848)	(375)	935	(211)	1,201	(1,232)	455	452

Net equity transactions	(11,164,098)	1,433,494	(8,818,438)	(4,271,791)	(3,133,735)	(1,810,023)	7,043	142,997

Net change in contract owners’ equity	(402,983)	28,161,672	(3,466,576)	5,285,058	(943,609)	3,238,892	1,589,983	1,248,166
Contract owners’ equity beginning of period	85,094,624	56,932,952	48,574,882	43,289,824	20,724,711	17,485,819	4,051,196	2,803,030

Contract owners’ equity end of period	$84,691,641	85,094,624	45,108,306	48,574,882	19,781,102	20,724,711	5,641,179	4,051,196

CHANGES IN UNITS:
Beginning units	4,948,846	4,801,530	4,678,629	5,243,842	1,454,572	1,645,885	361,907	350,971
Units purchased	968,291	1,833,792	598,423	1,484,094	246,740	491,395	143,651	149,951
Units redeemed	(1,592,558)	(1,686,476)	(1,460,569)	(2,049,307)	(466,499)	(682,708)	(145,017)	(139,015)

Ending units	4,324,579	4,948,846	3,816,483	4,678,629	1,234,813	1,454,572	360,541	361,907

(Continued)

87

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	WRMCG		WRMMP		WRMSP		WRRESP
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(172,102)	(135,137)	(351,466)	(72,780)	201,336	254,330	72,994	162,567
Realized gain (loss) on investments	459,753	(701,518)	-	-	(671,949)	(293,975)	(984,825)	(2,178,321)
Change in unrealized gain (loss) on investments	3,857,811	4,902,103	-	-	519,714	436,785	3,303,735	3,576,435
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	4,145,462	4,065,448	(351,466)	(72,780)	49,101	397,140	2,391,904	1,560,681

Equity transactions:
Purchase payments received from contract owners (note 3)	257,751	187,968	6,537,559	8,085,623	144,122	42,058	131,896	222,841
Transfers between funds	1,758,789	3,122,657	12,587,337	(4,466,459)	(5,628,819)	(326,766)	(169,346)	(549,747)
Redemptions (note 3)	(2,938,549)	(2,112,030)	(27,698,107)	(32,908,264)	(164,797)	(975,124)	(1,654,464)	(1,318,565)
Annuity benefits	-	-	(29,749)	(23,926)	-	(1,264)	(4,220)	(2,457)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(4,761)	(4,504)	71,218	(77,908)	(510)	(1,913)	(3,684)	(4,507)
Adjustments to maintain reserves	1,312	(215)	5,133	5,277	(2)	(115)	860	(2,679)

Net equity transactions	(925,457)	1,193,876	(8,526,610)	(29,385,657)	(5,650,005)	(1,263,124)	(1,698,958)	(1,655,114)

Net change in contract owners’ equity	3,220,005	5,259,324	(8,878,076)	(29,458,437)	(5,600,904)	(865,984)	692,946	(94,433)
Contract owners’ equity beginning of period	14,695,895	9,436,571	38,090,703	67,549,140	5,600,904	6,466,888	9,794,449	9,888,882

Contract owners’ equity end of period	$17,915,900	14,695,895	29,212,627	38,090,703	-	5,600,904	10,487,395	9,794,449

CHANGES IN UNITS:
Beginning units	1,188,377	1,106,727	3,428,531	6,113,637	543,845	672,056	869,687	1,068,301
Units purchased	384,133	581,646	3,037,076	3,830,840	35,401	149,146	166,621	285,094
Units redeemed	(460,504)	(499,996)	(3,815,252)	(6,515,946)	(579,246)	(277,357)	(302,402)	(483,708)

Ending units	1,112,006	1,188,377	2,650,355	3,428,531	-	543,845	733,906	869,687

(Continued)

88

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	WRSTP		WRSCP		WRSCV		WRVP
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(972,461)	(969,244)	(797,455)	(496,451)	(94,681)	(92,700)	(165,435)	497,684
Realized gain (loss) on investments	6,513,220	2,351,564	2,261,234	448,289	(98,232)	(1,055,510)	366,368	(1,567,132)
Change in unrealized gain (loss) on investments	576,821	21,764,143	15,717,745	18,757,875	2,200,472	3,050,968	9,574,380	14,055,829
Reinvested capital gains	2,531,297	5,252,733	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	8,648,877	28,399,196	17,181,524	18,709,713	2,007,559	1,902,758	9,775,313	12,986,381

Equity transactions:
Purchase payments received from contract owners (note 3)	1,152,207	1,593,516	728,392	995,246	106,476	117,861	777,608	802,610
Transfers between funds	(3,329,255)	(1,263,433)	(2,185,837)	(999,587)	545,485	(53,765)	(1,467,429)	(3,476,195)
Redemptions (note 3)	(14,629,729)	(11,687,782)	(13,046,827)	(9,598,632)	(1,677,134)	(1,110,086)	(9,648,710)	(9,027,570)
Annuity benefits	(8,249)	(5,987)	(9,423)	(6,810)	(10,779)	(8,355)	(12,573)	(10,803)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	25,454	(53,089)	66,004	(32,754)	(3,876)	(2,647)	20,128	(40,025)
Adjustments to maintain reserves	2,953	(2,091)	894	(1,957)	1,534	(400)	2,539	(231)

Net equity transactions	(16,786,619)	(11,418,866)	(14,446,797)	(9,644,494)	(1,038,294)	(1,057,392)	(10,328,437)	(11,752,214)

Net change in contract owners’ equity	(8,137,742)	16,980,330	2,734,727	9,065,219	969,265	845,366	(553,124)	1,234,167
Contract owners’ equity beginning of period	91,941,552	74,961,222	72,809,105	63,743,886	8,634,050	7,788,684	63,371,090	62,136,923

Contract owners’ equity end of period	$83,803,810	91,941,552	75,543,832	72,809,105	9,603,315	8,634,050	62,817,966	63,371,090

CHANGES IN UNITS:
Beginning units	6,937,432	8,066,843	6,103,814	7,141,914	719,794	824,726	5,275,682	6,491,989
Units purchased	827,574	1,387,537	645,189	1,272,955	191,380	232,432	621,343	1,088,787
Units redeemed	(2,113,179)	(2,516,948)	(1,791,978)	(2,311,055)	(266,899)	(337,364)	(1,453,581)	(2,305,094)

Ending units	5,651,827	6,937,432	4,957,025	6,103,814	644,275	719,794	4,443,444	5,275,682

(Continued)

89

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	SVOF		WFVSCG		WIEP		WVCP
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(2,788)	(510,896)	(77,523)	(16,563)	-	(18,170)	-	16,037
Realized gain (loss) on investments	28,732	(34,456,674)	1,223,633	97,997	-	441,743	-	(38,972)
Change in unrealized gain (loss) on investments	29,648	53,085,484	365,873	400,780	-	(67,524)	-	279,387
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	55,592	18,117,914	1,511,983	482,214	-	356,049	-	256,452

Equity transactions:
Purchase payments received from contract owners (note 3)	212	974,102	193,944	19,239	-	4,142	-	4,829
Transfers between funds	(5,866)	(78,669,406)	6,105,837	4,323,989	-	(3,398,263)	-	(1,129,504)
Redemptions (note 3)	(79,934)	(7,814,619)	(1,056,009)	(135,734)	-	(249,254)	-	(94,757)
Annuity benefits	(2,452)	(8,222)	(784)	-	-	-	-	-
Contract maintenance charges (note 2)	(65)	(999)	(49)	(5)	-	(13)	-	(4)
Contingent deferred sales charges (note 2)	-	(22,517)	(659)	(555)	-	(36)	-	(167)
Adjustments to maintain reserves	(314)	9,140	930	(56)	-	(45)	-	(83)

Net equity transactions	(88,419)	(85,532,521)	5,243,210	4,206,878	-	(3,643,469)	-	(1,219,686)

Net change in contract owners’ equity	(32,827)	(67,414,607)	6,755,193	4,689,092	-	(3,287,420)	-	(963,234)
Contract owners’ equity beginning of period	324,615	67,739,222	4,689,092	-	-	3,287,420	-	963,234

Contract owners’ equity end of period	$291,788	324,615	11,444,285	4,689,092	-	-	-	-

CHANGES IN UNITS:
Beginning units	26,804	8,437,109	358,511	-	-	351,739	-	137,487
Units purchased	1,387	701,258	1,653,430	441,589	-	413	-	-
Units redeemed	(8,146)	(9,111,563)	(1,323,564)	(83,078)	-	(352,152)	-	(137,487)

Ending units	20,045	26,804	688,377	358,511	-	-	-	-

(Continued)

90

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	BF		SGRF		WGIP		WRLBP
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$-	214,444	-	(86,529)	-	249,648	-	-
Realized gain (loss) on investments	-	(18,309,048)	-	(11,029,249)	-	(2,901,776)	-	-
Change in unrealized gain (loss) on investments	-	16,886,732	-	12,134,483	-	3,465,093	-	-
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	(1,207,872)	-	1,018,705	-	812,965	-	-

Equity transactions:
Purchase payments received from contract owners (note 3)	(58)	(1,044,937)	(1,159)	(480,241)	-	86,441	394	-
Transfers between funds	(7)	(50,702,988)	824	(24,722,407)	-	(5,010,364)	(515)	-
Redemptions (note 3)	65	(4,235,054)	-	(1,228,501)	-	(532,364)	(12,042)	-
Annuity benefits	-	(12,253)	877	(4,372)	-	-	-	-
Contract maintenance charges (note 2)	-	(549)	-	(715)	-	(68)	-	-
Contingent deferred sales charges (note 2)	-	(8,381)	-	(9,301)	-	(126)	12,162	-
Adjustments to maintain reserves	-	(299,719)	(542)	(177,418)	-	(405)	-	-

Net equity transactions	-	(56,303,881)	-	(26,622,955)	-	(5,456,886)	-	-

Net change in contract owners’ equity	-	(57,511,753)	-	(25,604,250)	-	(4,643,921)	-	-
Contract owners’ equity beginning of period	-	57,511,753	-	25,604,250	-	4,643,921	-	-

Contract owners’ equity end of period	$-	-	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	-	6,114,999	-	3,026,086	-	424,452	-	-
Units purchased	1,485	261,055	-	119,094	-	25,129	-	-
Units redeemed	(1,485)	(6,376,054)	-	(3,145,180)	-	(449,581)	-	-

Ending units	-	-	-	-	-	-	-	-

(Continued)

91

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	AVLCG		ACVU2		JPMCVP		BBLCG
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$-	(1,630)	-	(8,561)	-	209,246	-	-
Realized gain (loss) on investments	-	(83,289)	-	(409,142)	-	(6,435,488)	-	-
Change in unrealized gain (loss) on investments	-	105,784	-	545,505	-	5,690,300	-	-
Reinvested capital gains	-	-	-	-	-	22,194	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	20,865	-	127,802	-	(513,748)	-	-

Equity transactions:
Purchase payments received from contract owners (note 3)	-	1,838	-	3,285	-	12,983	-	(181)
Transfers between funds	-	(260,904)	-	(1,072,342)	-	(10,794,242)	-	181
Redemptions (note 3)	-	(75,750)	-	(35,064)	-	(390,600)	-	-
Annuity benefits	-	-	-	-	-	(569)	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	(239)	-	-
Contingent deferred sales charges (note 2)	-	-	-	(346)	-	(2,643)	-	-
Adjustments to maintain reserves	-	5	-	(27)	-	(1,819)	-	-

Net equity transactions	-	(334,811)	-	(1,104,494)	-	(11,177,129)	-	-

Net change in contract owners’ equity	-	(313,946)	-	(976,692)	-	(11,690,877)	-	-
Contract owners’ equity beginning of period	-	313,946	-	976,692	-	11,690,877	-	-

Contract owners’ equity end of period	$-	-	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	-	44,214	-	143,661	-	1,228,220	-	-
Units purchased	-	291	-	4,484	-	20,013	-	1,500
Units redeemed	-	(44,505)	-	(148,145)	-	(1,248,233)	-	(1,500)

Ending units	-	-	-	-	-	-	-	-

See accompanying notes to financial statements.

92

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Variable Account-9 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on May 22, 1997. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

On August 20, 2001, the Company transferred to the Account, 50,000 shares of the Financial Investors VIT-First Horizon Core Equity Portfolio and 50,000 shares of the First Horizon Capital Appreciation Portfolio, for which the Account was credited 50,000 units of the Financial Investors VIT-First Horizon Core Equity Portfolio and 50,000 units of the First Horizon Capital Appreciation Portfolio.

The Company offers tax qualified and non-tax qualified Modified Single Premium Deferred Variable Annuity Contracts and Individual Single Premium Immediate Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

Effective July 1, 2000, the Company entered into a reinsurance agreement with Security Benefit Life Insurance Company (SBL) to sell, transfer and cede on an indemnity basis all of its obligations in connection with annuity contracts issued pursuant to the NEA Valuebuilder Annuity Program (Program). Under the agreement, the Company continued to provide administrative and support services for contracts issued under the Program until September 2001. Thereafter, SBL assumed full responsibility for servicing the contracts and receives all fees and charges of the contracts. The Company is paid a supplemental Capital Charge by SBL to meet the capital needs of the reinsured contracts. The ceding of risk does not discharge the Company from its primary obligation, including regulatory record keeping and reporting, to the contract owners of the Account.

(b) The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

BB&T FUNDS

Capital Manager Equity VIF (BBCMAG)

Large Cap VIF (BBGI)

BLACKROCK FUNDS

Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class III (MLVGA3)

CREDIT SUISSE ASSET MANAGEMENT

Credit Suisse Trust- International Equity Flex III Portfolio (CSIEF3)

U.S. Equity Flex I Portfolio (WSCP)

HUNTINGTON TRUST COMPANY

VA International Equity Fund (HVIE)

VA Situs Fund (HVSIT)

J.P. MORGAN INVESTMENT MANAGEMENT INC.

Insurance Trust - Insurance Trust Mid Cap Value Portfolio 1 (JPMMV1)

JANUS FUNDS

Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)

Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)

Janus Aspen Series - Global Technology Portfolio - Service II Shares (JAGTS2)

Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)

Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)

Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)

MASSACHUSETTS FINANCIAL SERVICES CO.

Investors Growth Stock Series - Service Class (MIGSC)

Mid Cap Growth Series - Service Class (MMCGSC)

New Discovery Series - Service Class (MNDSC)

Value Series - Service Class (MVFSC)

Variable Insurance Trust II - International Value Portfolio - Service Class (MVIVSC)

MORGAN STANLEY

Core Plus Fixed Income Portfolio - Class I (MSVFI)

Core Plus Fixed Income Portfolio - Class II (MSVF2)

Emerging Markets Debt Portfolio - Class I (MSEM)

International Magnum Portfolio - Class I (MSVIM)*

Mid Cap Growth Portfolio - Class I (MSVMG)

U.S. Real Estate Portfolio - Class I (MSVRE)

NATIONWIDE FUNDS GROUP

AllianceBernstein NVIT Global Fixed Income Fund - Class III (NVAGF3)

American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)

American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)

American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)

American Funds NVIT Bond Fund - Class II (GVABD2)

American Funds NVIT Global Growth Fund - Class II (GVAGG2)

American Funds NVIT Growth Fund - Class II (GVAGR2)

American Funds NVIT Growth-Income Fund - Class II (GVAGI2)

Federated NVIT High Income Bond Fund - Class I (HIBF)

Federated NVIT High Income Bond Fund - Class III (HIBF3)

Gartmore NVIT Emerging Markets Fund - Class I (GEM)

Gartmore NVIT Emerging Markets Fund - Class III (GEM3)

Gartmore NVIT Emerging Markets Fund - Class VI (GEM6)

Gartmore NVIT International Equity Fund - Class I (GIG)

Gartmore NVIT International Equity Fund - Class III (GIG3)

Gartmore NVIT International Equity Fund - Class VI (NVIE6)

Gartmore NVIT Worldwide Leaders Fund - Class I (GEF)

Gartmore NVIT Worldwide Leaders Fund - Class III (GEF3)

Gartmore NVIT Worldwide Leaders Fund - Class VI (NVGWL6)*

Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)

Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)

Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)

(Continued)

93

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

NVIT Cardinal Aggressive Fund - Class II (NVCRA2)

NVIT Cardinal Balanced Fund - Class II (NVCRB2)

NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)

NVIT Cardinal Conservative Fund - Class II (NVCCN2)

NVIT Cardinal Moderate Fund - Class II (NVCMD2)

NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)

NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)

NVIT Core Bond Fund - Class I (NVCBD1)

NVIT Core Bond Fund - Class II (NVCBD2)

NVIT Core Plus Bond Fund - Class II (NVLCP2)

NVIT Fund - Class I (TRF)

NVIT Fund - Class II (TRF2)

NVIT Government Bond Fund - Class I (GBF)

NVIT Government Bond Fund - Class II (GBF2)

NVIT Growth Fund - Class I (CAF)

NVIT International Index Fund - Class VIII (GVIX8)

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)

NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

NVIT Mid Cap Index Fund - Class I (MCIF)

NVIT Money Market Fund - Class I (SAM)

NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)

NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)

NVIT Multi-Manager International Value Fund - Class II (GVDIV2)

NVIT Multi-Manager International Value Fund - Class III (GVDIV3)

NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)

NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)

NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)

NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)

NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)

NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)

NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)

NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)

NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)

NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)

NVIT Multi-Manager Small Company Fund - Class I (SCF)

NVIT Multi-Manager Small Company Fund - Class II (SCF2)

NVIT Multi-Sector Bond Fund - Class I (MSBF)

NVIT Short Term Bond Fund - Class II (NVSTB2)

Oppenheimer NVIT Large Cap Growth Fund - Class I (NVOLG1)

Oppenheimer NVIT Large Cap Growth Fund - Class II (NVOLG2)

Templeton NVIT International Value Fund - Class III (NVTIV3)

Van Kampen NVIT Comstock Value Fund - Class I (EIF)

Van Kampen NVIT Real Estate Fund - Class I (NVRE1)

NEUBERGER & BERMAN MANAGEMENT, INC.

Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)

PIMCO FUNDS

Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)

Low Duration Portfolio - Advisor Class (PMVLAD)

PORTFOLIOS OF THE AIM VARIABLE INSURANCE FUNDS

V.I. Basic Balanced Fund - Series I (AVB)

V.I. Basic Value Fund - Series II (AVBV2)

V.I. Capital Appreciation Fund - Series I (AVCA)

V.I. Capital Appreciation Fund - Series II (AVCA2)

V.I. Capital Development Fund - Series II (AVCD2)

V.I. Core Equity Fund - Series I (AVGI)

V.I. Core Equity Fund - Series II (AVCE2)

V.I. Global Health Care Fund - Series I (IVHS)

V.I. Global Real Estate Fund - Series I (IVRE)

V.I. International Growth Fund - Series I (AVIE)*

V.I. Large Cap Growth Fund - Series I (AVLCG)*

PORTFOLIOS OF THE ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.

VPS Growth and Income Portfolio - Class B (ALVGIB)

VPS Large Cap Growth Portfolio - Class B (ALVPGB)

VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)

PORTFOLIOS OF THE AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

VP Income & Growth Fund - Class I (ACVIG)

VP Income & Growth Fund - Class II (ACVIG2)

VP Inflation Protection Fund - Class II (ACVIP2)

VP International Fund - Class I (ACVI)

VP International Fund - Class III (ACVI3)

VP Mid Cap Value Fund - Class I (ACVMV1)

VP Mid Cap Value Fund - Class II (ACVMV2)

VP Ultra(R) Fund - Class I (ACVU1)

VP Ultra(R) Fund - Class II (ACVU2)*

VP Value Fund - Class I (ACVV)

VP Value Fund - Class II (ACVV2)*

VP Vista(SM) Fund - Class I (ACVVS1)*

VP Vista(SM) Fund - Class II (ACVVS2)*

(Continued)

94

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

PORTFOLIOS OF THE DREYFUS INVESTMENT PORTFOLIOS

Small Cap Stock Index Portfolio - Service Shares (DVSCS)

Stock Index Fund, Inc. - Initial Shares (DSIF)

The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)

The Dreyfus Socially Responsible Growth Fund, Inc. - Service Shares (DSRGS)

PORTFOLIOS OF THE DREYFUS VARIABLE INVESTMENT FUND

Appreciation Portfolio - Initial Shares (DCAP)

Appreciation Portfolio - Service Shares (DCAPS)

Developing Leaders Portfolio - Initial Shares (DSC)

Developing Leaders Portfolio - Service Shares (DVDLS)*

International Value Portfolio - Initial Shares (DVIV)

PORTFOLIOS OF THE EVERGREEN VARIABLE ANNUITY FUNDS

VA Fundamental Large Cap Fund - Class 1 (EVGI)*

VA Omega Fund - Class 1 (EVOM)*

PORTFOLIOS OF THE FEDERATED INSURANCE SERIES

Capital Appreciation Fund II - Service Shares (FCA2S)

High Income Bond Fund II - Service Shares (FHIBS)

Quality Bond Fund II - Primary Shares (FQB)

Quality Bond Fund II - Service Shares (FQBS)

PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS

Contrafund Portfolio - Service Class 2 (FC2)*

Fidelity(R) VIP Fund - Value Strategies Portfolio - Service Class 2 (FVSS2)

VIP Fund - Contrafund Portfolio - Service Class (FCS)

VIP Fund - Energy Portfolio - Service Class 2 (FNRS2)

VIP Fund - Equity-Income Portfolio - Service Class (FEIS)

VIP Fund - Equity-Income Portfolio - Service Class 2 (FEI2)

VIP Fund - Freedom Fund 2010 Portfolio - Service Class (FF10S)

VIP Fund - Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)

VIP Fund - Freedom Fund 2020 Portfolio - Service Class (FF20S)

VIP Fund - Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)

VIP Fund - Freedom Fund 2030 Portfolio - Service Class (FF30S)

VIP Fund - Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)

VIP Fund - Growth Opportunities Portfolio - Service Class (FGOS)

VIP Fund - Growth Portfolio - Service Class (FGS)

VIP Fund - Growth Portfolio - Service Class 2 (FG2)

VIP Fund - High Income Portfolio - Service Class (FHIS)

VIP Fund - High Income Portfolio - Service Class R (FHISR)

VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)

VIP Fund - Mid Cap Portfolio - Service Class (FMCS)

VIP Fund - Mid Cap Portfolio - Service Class 2 (FMC2)

VIP Fund - Overseas Portfolio - Service Class (FOS)

VIP Fund - Overseas Portfolio - Service Class 2 R (FO2R)

VIP Fund - Overseas Portfolio - Service Class R (FOSR)

VIP Fund - Value Strategies Portfolio - Service Class (FVSS)

PORTFOLIOS OF THE FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Franklin Income Securities Fund - Class 2 (FTVIS2)

Franklin Rising Dividends Securities Fund - Class 2 (FTVRD2)

Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)

Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)

Templeton Foreign Securities Fund - Class 1 (TIF)*

Templeton Foreign Securities Fund - Class 2 (TIF2)

Templeton Foreign Securities Fund - Class 3 (TIF3)

Templeton Global Bond Securities Fund - Class 3 (FTVGI3)

VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)

PORTFOLIOS OF THE NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

Guardian Portfolio - I Class Shares (AMGP)

International Portfolio - S Class Shares (AMINS)*

Mid-Cap Growth Portfolio - I Class Shares (AMCG)

Partners Portfolio - I Class Shares (AMTP)

Regency Portfolio - S Class Shares (AMRS)

Small-Cap Growth Portfolio - S Class Shares (AMFAS)

Socially Responsive Portfolio - I Class Shares (AMSRS)

PORTFOLIOS OF THE OPPENHEIMER VARIABLE ACCOUNT FUNDS

Capital Appreciation Fund/VA - Service Class (OVCAFS)*

Capital Appreciation Fund/VA - Non-Service Shares (OVGR)

Global Securities Fund/VA - Class 3 (OVGS3)

Global Securities Fund/VA - Non-Service Shares (OVGS)

Global Securities Fund/VA - Service Class (OVGSS)

High Income Fund/VA - Class 3 (OVHI3)

High Income Fund/VA - Class 4 (OVHI4)*

High Income Fund/VA - Non-Service Shares (OVHI)

High Income Fund/VA - Service Class (OVHIS)

Main Street Fund(R)/VA - Non-Service Shares (OVGI)

Main Street Fund(R)/VA - Service Class (OVGIS)

Main Street Small Cap Fund(R)/VA - Non-Service Shares (OVSC)

Main Street Small Cap Fund(R)/VA - Service Class (OVSCS)

MidCap Fund/VA - Non-Service Shares (OVAG)

Strategic Bond Fund/VA - Service Class (OVSBS)

PORTFOLIOS OF THE PIMCO VARIABLE INSURANCE TRUST

Real Return Portfolio - Administrative Class (PMVRRA)

Series D (Global Series) (SBLD)

Series J (Mid Cap Growth Series) (SBLJ)

Series N (Managed Asset Allocation Series) (SBLN)

Series O (All Cap Value Series) (SBLO)

Series P (High Yield Series) (SBLP)

(Continued)

95

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

Series Q (Small Cap Value Series) (SBLQ)

Series V (Mid Cap Value Series) (SBLV)

Series X (Small Cap Growth Series) (SBLX)

Series Y (Select 25 Series) (SBLY)

Total Return Portfolio - Administrative Class (PMVTRA)

PORTFOLIOS OF THE PUTNAM VARIABLE TRUST

Putnam VT Growth and Income Fund - IB Shares (PVGIB)

Putnam VT International Equity Fund - IB Shares (PVTIGB)*

Putnam VT Voyager Fund - IB Shares (PVTVB)*

PORTFOLIOS OF THE VAN KAMPEN LIFE INVESTMENT TRUST

Capital Growth Portfolio - Class II (ACEG2)

Comstock Portfolio - Class II (ACC2)

PORTFOLIOS OF THE VICTORY VARIABLE INSURANCE FUNDS

Diversified Stock Fund Class A Shares (VYDS)

ROYCE CAPITAL FUNDS

Micro-Cap Portfolio - Investment Class (ROCMC)

T. ROWE PRICE

Blue Chip Growth Portfolio - II (TRBCG2)*

Equity Income Portfolio - II (TREI2)*

Health Sciences Portfolio - II (TRHS2)

Limited-Term Bond Portfolio - II (TRLT2)*

VAN ECK ASSOCIATES CORPORATION

Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Class R1 (VWEMR)

Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Initial Class (VWEM)

Worldwide Insurance Trust - Worldwide Hard Assets Fund - Class R1 (VWHAR)

Worldwide Insurance Trust - Worldwide Hard Assets Fund - Initial Class (VWHA)

WADDELL & REED, INC.

Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)

Ivy Fund Variable Insurance Portfolios, Inc. - Balanced (WRBP)

Ivy Fund Variable Insurance Portfolios, Inc. - Bond (WRBDP)

Ivy Fund Variable Insurance Portfolios, Inc. - Core Equity (WRCEP)

Ivy Fund Variable Insurance Portfolios, Inc. - Dividend Opportunities (WRDIV)

Ivy Fund Variable Insurance Portfolios, Inc. - Energy (WRENG)

Ivy Fund Variable Insurance Portfolios, Inc. - Global Natural Resources (WRGNR)

Ivy Fund Variable Insurance Portfolios, Inc. - Growth (WRGP)

Ivy Fund Variable Insurance Portfolios, Inc. - High Income (WRHIP)

Ivy Fund Variable Insurance Portfolios, Inc. - International Growth (WRIP)

Ivy Fund Variable Insurance Portfolios, Inc. - International Value (WRI2P)

Ivy Fund Variable Insurance Portfolios, Inc. - Micro Cap Growth (WRMIC)

Ivy Fund Variable Insurance Portfolios, Inc. - Mid Cap Growth (WRMCG)

Ivy Fund Variable Insurance Portfolios, Inc. - Money Market (WRMMP)

Ivy Fund Variable Insurance Portfolios, Inc. - Real Estate Securities (WRRESP)

Ivy Fund Variable Insurance Portfolios, Inc. - Science and Technology (WRSTP)

Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Growth (WRSCP)

Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Value (WRSCV)

Ivy Fund Variable Insurance Portfolios, Inc. - Value (WRVP)

WELLS FARGO FUNDS

Advantage Funds Variable Trust - VT Opportunity Fund (SVOF)

Advantage Funds Variable Trust - VT Small Cap Growth Fund (WFVSCG)

*	At December 31, 2010, contract owners were not invested in this fund.
The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2010 of such funds, which represents fair value. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(Continued)

96

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the separate account financial statement includes an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to payment method selected by the contract holder.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Recently Issued Accounting Standards

In September 2006, the FASB issued FASB ASC 820, Fair Value Measurements and Disclosures (SFAS No. 157, Fair Value Measurements). FASB ASC 820 provides enhanced guidance for using fair value to measure assets and liabilities and requires new disclosures about fair value measurements and also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. For assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to initial recognition, the reporting entity shall disclose information that enables financial statement users to assess the inputs used to develop those measurements. FASB ASC 820 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances.

FASB ASC 820 was effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Account adopted FASB ASC 820 effective January 1, 2008. The adoption of FASB ASC 820 did not have a material impact on the Account’s financial position or results of operations.

In September 2009 the FASB issued ASU 2009-12, which amends FASB ASC 820, Fair Value Measurements and Disclosures. This guidance applies to reporting entities that hold an investment that is required or permitted to be measured or disclosed at fair value on a recurring or nonrecurring basis if the investment does not have a readily determinable fair value and the investee has attributes of an investment company. For these investments, this update allows, as a practical expedient, the use of net asset value (NAV) as the basis to estimate fair value as long as it is not probable, as of the measurement date that the investment will be sold and NAV is not the value that will be used in the sale. The NAVs must be calculated consistent with the American Institute of Certified Public Accountants Audit and Accounting Guide, Investment Companies, which generally requires these investments to be measured at fair value. Additionally, the guidance provided updated disclosures for investments within its scope and noted that if the investor can redeem the investment with the investee on the measurement date at NAV, the investment should likely be classified as Level 2 in the fair value hierarchy. Investments that cannot be redeemed with the investee at NAV would generally be classified as Level 3 in the fair value hierarchy. If the investment is not redeemable with the investee on the measurement date, but will be at a future date, the length of time until the investment is redeemable should be considered in determining classification as Level 2 or 3. This guidance is effective for interim and annual periods ending after December 15, 2009 with early adoption permitted. The Account adopted this guidance effective the period ending December 31, 2009. The adoption of this guidance did not have a material impact on the financial statements of the Account.

In January 2010, the FASB issued ASU 2010-06, which amends FASB ASC 820, Fair Value Measurement and Disclosures. This guidance requires new disclosures and provides amendments to clarify existing disclosures. The new requirements include disclosing transfers in and out of Levels 1 and 2 fair value measurements, the reasons for the transfers, and further disaggregating activity in level 3 fair value measurements. The clarification of existing disclosure guidance includes further disaggregation of fair value measurement disclosures for each class of assets and liabilities and providing disclosures about the valuation techniques and inputs used to measure fair value for both recurring and nonrecurring fair value measurements. This guidance is effective for interim and annual reporting periods beginning after December 15, 2009, except for the new disclosures regarding the activity in Level 3 measurements, which shall be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. The Company adopted this guidance effective January 1, 2010, except for the new disclosure regarding the activity in Level 3 measurements, which the Company will adopt for the fiscal period beginning January 1, 2011.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(2) Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is redeemed the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge.

On BOA Future, ElitePro Classic, BOA Choice, BOA V and BOA Choice Venue contracts, the contingent deferred sales charge will not exceed 7% of purchase payments redeemed, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 7 years, the charge is 0%. On ElitePro Ltd contracts, the contingent deferred sales charge will not exceed 7% of purchase payments redeemed, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 3 years, the charge is 0%. On BOA Income contracts, the contingent deferred sales charge will not exceed 6% of purchase payments redeemed, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 6 years, the charge is 0%. No sales charges are deducted on BOA Exclusive II contracts.

The charges above are assessed against each contract by redeeming units.

No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the company.

The Company may deduct an annual contract maintenance charge of up to $35, depending on contract issued, which is satisfied by redeeming units.

The Company deducts a mortality and expense risk charge assessed through a reduction of the unit values. The Option tables below and on the following page illustrate the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract holders. The options and related charges are described in more detail in the applicable product prospectus.

(Continued)

97

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

Nationwide Variable Account - 9 Options	BOA Future(1)	BOA Exclusive II(2)	BOA V(3)	BOA Choice Venue
Variable Account Charges - Recurring	0.95%	1.20%	1.10%	1.50%
Reduced Purchase Payment Option .	0.25%	-	-	-
Initial lowered to $1,000 and subsequent lowered to $25. Not available for investment only contracts.
Five Year CDSC Option	0.15%	-	0.15%	-
CDSC Waiver Options:
Additional (5%) Withdrawal without Charge and Disability	0.10%	-	0.10%	-
In addition to standard 10% CDSC-free withdrawal privilege.
10 Year and Disability Waiver for Tax Sheltered Annuities	0.05%	-	0.05%	-
CDSC waived if (i) contract owner has owned contract for 10 years and (ii) has made regular payroll deferrals during entire contract year for at least 5 of those 10 years.
Hardship Waiver for Tax Sheltered Annuities	0.15%	-	0.15%	-
CDSC waived if contract owner experiences hardship (defined under IRC Section 401(k)).
Death Benefit Options -
Allows enhanced provision in place of the standard death benefit.
One-Year Enhanced	0.15%(5)	0.15%(5)	-	-
One-Year Step Up	0.05%(6)	0.10%(6)	0.05%	-
Greater of One-Year or 5% Enhanced	0.20%(5)	0.20%(5)	-	0.15%
5% Enhanced	0.10%(7)	0.15%(7)	0.10%	-
Guaranteed Minimum Income Benefit Options:
Provide for minimum guaranteed value that may replace contract value for annuitization under certain circumstances.
Option 1	0.45%(8)	0.45%(9)	-	0.45%(9)
Option 2	0.30%(8)	0.30%(9)	-	0.30%(9)
Spousal Protection Annuity Option	-	-	-	0.10%
Allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Extra Value Option (EV)	0.45%	-	-	-
Fee assessed to assets of the variable account and to allocations made to the fixed account or guaranteed term options for first seven contract years in exchange for application of 3% of purchase payments made during the first 12 months contract is in force.

Beneficiary Protector Option	0.40%	0.40%	-	0.40%
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount
Capital Preservation Plus Option	0.50%	0.50%	-	0.50%
Provides a return of principle guarantee over the elected program period.

Maximum Variable Account Charges (10):	3.95%	2.80%	1.65%	3.10%

Nationwide Variable Account - 9 Options, Continued	BOA Choice (4)	BOA Income	ElitePro Ltd	ElitePro Classic
Variable Account Charges - Recurring	1.20%	1.25%	1.75%	1.60%
Death Benefit Options -
Allows enhanced provision in place of the standard death benefit.
Greater of One-Year or 5% Enhanced	0.15%(5)	-	-	-
5% Enhanced	0.05%(7)	-	-	-
Guaranteed Minimum Income Benefit Options:
Provide for minimum guaranteed value that may replace contract value for annuitization under certain circumstances.
Option 1	0.45%(9)	-	-	-
Option 2	0.30%(9)	-	-	-
Beneficiary Protector Option	0.40%	-	-	-
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount
America’s Income Annuity Income Foundation Rider	-	1.00%	-	-
Provides for a guarantee of variable annuity payments.

Maximum Variable Account Charges (10):	2.20%	2.25%	1.75%	1.60%
(Continued)

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NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

(1)	Includes Key Bank, NEA, Waddell & Reed Select Plus, America’s Horizon and BB&T products.
(2)	Includes Waddill & Reed Advisors select Reserve product.
(3)	Includes NEA Select product.
(4)	Includes Key Bank and Paine Weber products.
(5)	Available beginning January 2, 2001 or a later date if state law requires.
(6)	Available until state approval is received for the One-Year Enhanced Death Benefit Option.
(7)	Available until state approval is received for Greater of One-Year or 5% Enhanced Death Benefit Option
(8)	No longer available effective May 1, 2003. Applicant could have elected one or both GMIB options.
(9)	No longer available effective May 1, 2003. Applicant could have elected one GMIB option.
(10)	When maximum options are elected. The contract charges indicated in bold, when summarized, represent the Maximum Variable Account Charges if all optional benefits available under the contract are elected including the most expensive of the mutually exclusive optional benefits.
The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2010.

	Total	BBCMAG	BBGI	BBCA	MLVGA3	CSIEF3	WSCP	HVIE

0.95%	$22,815,627	$1,271	$3,930	$269	$56,728	$6,263	$21,077	$-
1%	7,825,241	-	-	-	17,465	1,861	8,584	-
1.05%	1,472,802	-	1	1	1,288	680	4,863	-
1.1%	12,421,052	803	2,829	166	18,364	409	1,048	-
1.15%	6,070,784	234	2,055	43	19,017	22	332	-
1.2%	11,937,009	20	66	6	57,093	1,034	9,440	1
1.25%	3,207,799	301	90	16	6,006	-	1,142	-
1.3%	2,147,657	92	1,585	54	8,645	-	1,869	-
1.35%	2,814,183	70	359	51	6,400	19	122	-
1.4%	3,886,652	232	2,450	94	7,128	-	532	-
1.45%	726,413	1,088	831	39	1,361	-	28	-
1.5%	1,450,224	50	82	5	2,692	-	-	-
1.55%	1,223,249	-	1,075	-	6,766	-	5	-
1.6%	1,727,220	2,096	1,783	190	4,268	-	-	-
1.65%	1,569,573	1,507	65	3	3,314	-	-	-
1.7%	154,908	2,682	-	-	1,729	-	10	-
1.75%	819,801	-	-	-	623	-	-	-
1.8%	568,220	-	-	-	2,000	-	-	-
1.85%	188,661	-	-	-	4,018	-	6	-
1.9%	127,851	-	-	-	3,920	-	-	-
1.95%	594,093	-	-	-	10,024	-	-	-
2%	77,847	-	-	-	171	-	-	-
2.05%	392,345	-	-	-	786	-	-	-
2.1%	369,457	-	-	-	620	-	-	-
2.15%	55,409	-	-	-	-	-	-	-
2.2%	384,995	-	-	-	1,247	-	-	-
2.25%	1,155,324	-	-	-	-	-	-	-
2.35%	21,944	-	-	-	-	-	-	-
2.4%	969	-	-	-	-	-	-	-
2.45%	38,282	-	-	-	-	-	-	-
2.5%	36,447	-	-	-	-	-	-	-
2.6%	82,879	-	-	-	-	-	-	-

Totals	$86,364,917	$10,446	$17,201	$937	$241,673	$10,288	$49,058	$1

(Continued)

99

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	HVSIT	JPMMV1	JABS	JACAS	JAGTS2	JAGTS	JARLCS	JAIGS2

0.95%	$1	$36,901	$-	$367,282	$41,394	$66,370	$-	$338,533
1%	1	13,709	-	205,564	12,335	44,167	-	129,681
1.05%	-	2,259	-	25,742	1,858	6,159	-	20,002
1.1%	-	13,795	-	150,611	15,799	15,135	-	167,342
1.15%	-	4,259	-	59,617	9,706	6,744	-	61,271
1.2%	-	25,455	-	257,496	29,682	30,931	-	269,676
1.25%	-	3,390	1,414	48,253	8,727	5,815	47	50,978
1.3%	-	5,530	-	67,018	2,681	7,833	-	24,236
1.35%	-	4,807	-	47,805	7,828	3,736	-	55,756
1.4%	-	4,807	-	48,261	5,137	2,703	-	51,505
1.45%	-	163	-	6,540	210	1,571	-	7,113
1.5%	-	1,015	-	26,424	777	2,039	-	11,836
1.55%	-	211	-	13,476	988	543	-	8,279
1.6%	-	2,864	-	16,367	1,426	925	-	18,911
1.65%	-	1,514	-	28,351	2,982	667	-	28,902
1.7%	-	189	-	3,760	58	215	-	2,634
1.75%	-	65	-	4,695	1,729	29	-	10,677
1.8%	-	931	-	6,036	2,674	477	-	3,376
1.85%	-	249	-	4,205	600	7	-	4,469
1.9%	-	101	-	1,541	159	11	-	1,158
1.95%	-	-	-	9,105	-	-	-	5,344
2%	-	-	-	450	-	2	-	383
2.05%	-	695	-	3,291	767	331	-	4,394
2.1%	-	-	-	310	32	-	-	322
2.15%	-	-	-	1	-	-	-	114
2.2%	-	1,127	-	498	56	87	-	1,491
2.25%	-	-	-	17,401	-	-	-	37
2.35%	-	-	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.5%	-	-	-	-	-	-	-	-
2.6%	-	-	-	-	-	-	-	-

	$2	$124,036	$1,414	$1,420,100	$147,605	$196,497	$47	$1,278,420

	JAIGS	MIGSC	MMCGSC	MNDSC	MVFSC	MVIVSC	MSVFI	MSVF2

0.95%	$239,731	$-	$-	$-	$117,477	$1,087	$27,069	$-
1%	163,986	-	-	-	32,744	85	2,473	-
1.05%	19,619	-	-	-	5,355	28	270	-
1.1%	93,781	-	-	-	38,123	979	1,725	-
1.15%	44,661	-	-	-	19,049	87	2,083	-
1.2%	167,174	-	-	-	68,318	169	9,665	-
1.25%	23,344	2,222	-	-	15,975	7	3,389	1,118
1.3%	29,878	-	-	-	8,522	3	2,127	-
1.35%	14,988	-	-	-	9,505	32	1,016	-
1.4%	18,791	-	-	-	11,449	11	1,960	-
1.45%	4,277	-	-	-	4,950	-	-	-
1.5%	12,602	-	3,884	2,213	11,086	225	189	723
1.55%	4,273	-	-	-	1,778	17	-	-
1.6%	2,174	-	1,505	1,207	11,022	4	185	719
1.65%	5,268	-	6,242	2,967	12,132	-	618	2,326
1.7%	671	-	-	-	537	-	-	-
1.75%	1,721	-	2,473	609	4,117	298	4,712	1,507
1.8%	4,309	-	913	675	1,204	-	387	-
1.85%	24	-	-	-	1,784	-	291	-
1.9%	11	-	1,370	593	1,956	9	-	361
1.95%	-	-	3,484	3,278	4,496	61	-	3,364
2%	7	-	88	71	2,321	30	-	-
2.05%	-	-	3,607	2,936	6,239	-	-	73
2.1%	-	-	3,087	2,286	4,629	-	-	-
2.15%	-	-	-	156	1,965	-	-	-
2.2%	989	-	1,389	2,593	6,699	-	-	920
2.25%	-	104	-	-	15,455	-	-	5,534
2.35%	-	-	-	150	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	410	1,025	-	-	-
2.5%	-	-	436	609	1,364	-	-	23
2.6%	-	-	675	137	171	-	-	829

	$852,279	$2,326	$29,153	$20,890	$421,447	$3,132	$58,159	$17,497

(Continued)

100

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	MSEM	MSVMG	MSVRE	NVAGF3	NVAMV1	NVAMV2	GVAAA2	GVABD2

0.95%	$42,492	$-	$71	$3,571	$29,753	$-	$42,632	$81,848
1%	14,340	-	-	1,297	10,018	-	39,713	28,394
1.05%	2,807	-	-	640	1,732	-	8,817	10,209
1.1%	14,859	-	-	911	16,216	-	33,455	24,359
1.15%	7,431	-	-	1,052	7,611	-	22,507	20,072
1.2%	23,393	79	672	4,648	22,394	-	59,845	87,505
1.25%	5,577	-	1,008	712	5,098	-	35,595	15,533
1.3%	2,354	-	-	126	4,179	-	29,196	13,904
1.35%	7,464	-	-	139	4,984	-	12,835	19,417
1.4%	4,610	-	-	553	6,450	-	27,845	26,777
1.45%	2,367	-	-	173	697	-	3,210	1,594
1.5%	554	-	33	503	1,743	963	2,384	2,960
1.55%	1,801	-	-	195	827	-	2,386	3,584
1.6%	8,466	29	10,863	47	2,599	105	2,469	2,616
1.65%	2,293	-	-	-	1,570	303	9,121	7,156
1.7%	48	-	-	4	258	-	178	160
1.75%	3,805	799	5,489	-	603	332	213	771
1.8%	414	-	-	-	734	283	990	1,285
1.85%	77	-	-	-	311	-	656	183
1.9%	10	-	-	-	30	275	65	267
1.95%	-	-	-	-	2	688	855	-
2%	329	-	-	-	71	54	455	102
2.05%	38	-	-	-	337	335	4,059	14
2.1%	-	-	-	-	-	271	-	-
2.15%	4	-	-	-	-	40	-	-
2.2%	-	-	-	-	162	770	2,325	62
2.25%	-	-	-	-	1,111	-	81,426	20,279
2.35%	-	-	-	-	-	109	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	68	-	-
2.5%	-	-	-	-	-	-	-	-
2.6%	-	-	-	-	-	44	-	-

	$145,533	$907	$18,136	$14,571	$119,490	$4,640	$423,232	$369,051

	GVAGG2	GVAGR2	GVAGI2	HIBF	HIBF3	GEM	GEM3	GEM6

0.95%	$72,538	$122,164	$35,286	$123,237	$117,340	$5,375	$191,984	$-
1%	20,242	28,901	15,660	48,328	39,879	2,635	56,481	-
1.05%	4,668	9,216	2,653	14,079	5,664	187	8,214	-
1.1%	30,821	33,967	12,482	39,977	39,577	4,930	65,882	-
1.15%	20,314	23,283	7,389	30,506	23,895	2,123	44,568	-
1.2%	52,527	81,118	28,289	47,899	96,653	1,179	96,836	-
1.25%	16,757	21,122	10,130	12,625	25,144	2,723	21,865	-
1.3%	29,962	18,611	3,798	13,094	21,885	199	13,137	-
1.35%	9,516	20,783	6,920	13,532	14,227	127	25,194	-
1.4%	19,520	17,397	8,317	13,169	18,323	522	20,849	-
1.45%	165	771	597	1,222	1,220	-	2,871	-
1.5%	1,314	4,998	421	6,581	2,711	495	5,502	4,223
1.55%	4,122	3,734	2,196	5,560	3,251	18	5,665	-
1.6%	5,046	5,129	521	8,739	1,760	75	9,886	1,121
1.65%	5,498	5,213	2,776	5,701	2,339	452	3,865	1,203
1.7%	-	857	-	1,119	266	24	1,475	-
1.75%	1,897	3,167	131	8,295	1,220	-	7,551	943
1.8%	1,042	907	82	4,836	1,608	73	3,638	64
1.85%	214	1,852	-	614	663	-	4,863	-
1.9%	88	82	123	22	55	-	665	579
1.95%	79	5,082	806	152	-	-	8,816	3,207
2%	-	-	100	-	14	-	397	-
2.05%	199	468	191	32	347	494	697	1,164
2.1%	-	314	-	-	-	-	585	1,131
2.15%	1	-	-	-	-	-	1	313
2.2%	-	22	-	243	30	-	1,265	4,067
2.25%	-	34,151	13,037	-	-	-	11	-
2.35%	-	-	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	151
2.5%	-	-	-	-	-	-	-	611
2.6%	-	-	-	-	-	-	-	233

	$296,530	$443,309	$151,905	$399,562	$418,071	$21,631	$602,763	$19,010

(Continued)

101

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	GVGU1	GVGU	GIG	GIG3	NVIE6	GEF	GEF3	NVNMO1

0.95%	$-	$9,378	$1,949	$77,552	$-	$27,863	$17,606	$334,152
1%	-	3,955	126	41,591	-	13,579	5,750	143,741
1.05%	-	299	165	7,833	-	3,640	1,460	36,632
1.1%	-	2,679	3,550	24,791	-	6,272	8,093	124,956
1.15%	-	2,193	1,783	11,985	-	1,281	3,518	60,118
1.2%	-	5,933	439	55,373	-	10,701	10,186	145,011
1.25%	89	697	359	8,138	664	3,964	1,658	27,512
1.3%	-	644	176	8,554	-	3,813	2,690	33,025
1.35%	-	838	440	10,723	-	916	2,214	40,201
1.4%	-	1,245	404	6,580	-	1,585	2,877	29,742
1.45%	-	216	25	4,381	-	157	395	5,812
1.5%	-	351	223	4,554	-	723	12	7,123
1.55%	-	1,389	136	1,917	-	204	473	8,380
1.6%	-	1,618	-	6,953	-	623	1,250	9,516
1.65%	-	220	116	1,121	-	611	185	9,901
1.7%	-	53	-	33	-	73	177	1,382
1.75%	-	464	-	2,458	-	-	436	2,863
1.8%	-	347	160	972	-	883	346	3,469
1.85%	-	50	165	594	-	17	175	1,306
1.9%	-	3	-	-	-	-	-	1,163
1.95%	-	-	-	197	-	-	67	15
2%	-	42	-	61	-	-	-	24
2.05%	-	2	-	623	-	66	240	1,910
2.1%	-	-	-	-	-	-	-	-
2.15%	-	1	-	1	-	-	1	-
2.2%	-	119	-	1,001	-	70	39	524
2.25%	-	1	-	-	-	-	-	933
2.35%	-	-	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.5%	-	-	-	-	-	-	-	-
2.6%	-	-	-	-	-	-	-	-

	$89	$32,737	$10,216	$277,986	$664	$77,041	$59,848	$1,029,411

	NVNSR1	NVNSR2	NVCRA2	NVCRB2	NVCCA2	NVCCN2	NVCMD2	NVCMA2

0.95%	$10,602	$-	$10,294	$10,867	$3,670	$21,062	$34,213	$16,420
1%	5,757	-	2,046	4,967	4,545	5,199	24,559	6,050
1.05%	510	-	1	2,626	17	729	504	-
1.1%	8,041	-	1,884	15,663	7,564	5,421	18,577	3,013
1.15%	4,255	-	2,746	6,878	511	808	9,272	1,346
1.2%	4,123	-	3,330	9,601	5,929	21,079	37,296	18,058
1.25%	3,093	-	1,257	8,850	4,210	4,657	9,159	6,893
1.3%	488	-	243	1,344	8,029	3,031	7,313	3,465
1.35%	1,343	-	25	5,219	6,767	4,944	17,734	3,580
1.4%	1,435	-	-	4,766	922	2,429	4,060	114
1.45%	86	-	-	-	-	-	1,374	-
1.5%	116	-	-	-	1,130	2,121	1,725	-
1.55%	938	-	-	1,397	592	953	722	1,128
1.6%	435	-	-	300	-	2,995	2,199	223
1.65%	347	-	-	2,387	-	1,328	3,342	-
1.7%	82	-	145	-	-	-	-	-
1.75%	80	-	-	451	-	-	-	-
1.8%	-	-	-	-	1,554	-	2,844	-
1.85%	-	-	-	-	-	-	-	-
1.9%	-	-	-	-	-	228	-	-
1.95%	-	-	-	-	-	-	-	-
2%	-	-	-	-	-	-	-	-
2.05%	-	-	-	-	-	-	-	-
2.1%	-	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	-	-
2.2%	-	39	-	-	-	-	-	-
2.25%	1,420	-	-	9,888	7,470	7,954	21,859	22,954
2.35%	-	-	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.5%	-	-	-	-	-	-	-	-
2.6%	-	-	-	-	-	-	-	-

	$43,151	$39	$21,971	$85,204	$52,910	$84,938	$196,752	$83,244

(Continued)

102

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	NVCMC2	NVCBD1	NVCBD2	NVLCP2	TRF	TRF2	GVGF1	GVGFS

0.95%	$16,565	$22,082	$-	$12,128	$512,846	$-	$-	$3,713
1%	6,683	10,217	-	4,152	279,581	-	-	991
1.05%	1,292	1,214	-	132	44,162	-	-	344
1.1%	4,838	10,165	-	3,952	130,049	-	-	1,803
1.15%	4,411	7,877	-	3,814	40,626	-	-	1,093
1.2%	19,008	11,260	-	8,760	118,681	-	-	2,818
1.25%	4,005	3,039	-	880	38,536	-	16	331
1.3%	8,182	1,990	-	6,459	18,859	-	-	393
1.35%	5,769	6,045	-	290	21,126	-	-	274
1.4%	6,373	12,272	-	2,605	27,452	-	-	1,247
1.45%	-	532	-	-	5,228	-	-	100
1.5%	202	621	1,622	111	9,902	1,898	-	90
1.55%	-	942	-	-	6,108	-	-	398
1.6%	-	1,546	1,045	367	10,284	1,315	-	1,782
1.65%	235	467	1,495	189	7,250	2,458	-	116
1.7%	238	296	-	217	2,054	-	-	-
1.75%	168	175	-	374	3,698	1,062	-	75
1.8%	-	-	-	-	1,622	660	-	302
1.85%	1,224	272	-	-	880	-	-	13
1.9%	-	-	-	-	106	592	-	28
1.95%	-	-	2,287	56	97	1,416	-	-
2%	-	-	-	-	53	-	-	7
2.05%	-	-	5,776	85	338	979	-	-
2.1%	-	-	417	-	394	421	-	-
2.15%	-	-	299	-	146	-	-	2
2.2%	-	-	637	168	888	872	-	-
2.25%	5,016	4,727	-	1,998	20,512	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	362	-	-
2.5%	-	-	434	-	-	935	-	-
2.6%	-	-	-	-	-	82	-	-

	$84,209	$95,739	$14,012	$46,737	$1,301,478	$13,052	$16	$15,920

	GBF	GBF2	CAF	GVGH1	GVGHS	GVIX8	GVIDA	NVDBL2

0.95%	$936,991	$-	$120,764	$-	$12,436	$18,929	$110,303	$8,452
1%	385,775	-	62,305	-	5,748	1,218	22,549	2,847
1.05%	79,894	-	18,038	-	536	426	11,583	28
1.1%	397,886	-	28,495	-	6,077	1,733	70,312	1,621
1.15%	190,950	-	13,073	-	4,186	1,489	31,354	7,083
1.2%	512,076	-	25,010	-	5,998	4,949	79,223	1,167
1.25%	100,791	-	5,845	282	956	1,895	70,490	428
1.3%	107,255	-	6,963	-	843	45	9,016	1,594
1.35%	109,258	-	4,703	-	2,694	454	28,498	54
1.4%	147,730	-	4,985	-	2,291	56	27,648	1,086
1.45%	10,554	-	371	-	357	4	5,874	-
1.5%	31,936	39,663	2,380	-	910	88	15,646	528
1.55%	33,176	-	1,239	-	379	-	7,557	3,176
1.6%	51,662	9,859	821	-	1,520	93	17,314	540
1.65%	34,576	20,302	476	-	1,490	58	16,856	-
1.7%	5,452	-	398	-	27	2	1,868	-
1.75%	25,270	11,729	558	-	974	-	7,835	-
1.8%	17,332	5,024	316	-	375	-	5,121	-
1.85%	3,836	-	-	-	145	45	2,507	-
1.9%	121	3,532	-	-	130	-	118	-
1.95%	267	22,957	-	-	889	-	22,027	-
2%	310	143	33	-	96	-	77	-
2.05%	3,134	12,487	32	-	594	-	15,629	-
2.1%	76	18,562	-	-	265	-	3,138	-
2.15%	413	40	-	-	60	-	962	-
2.2%	1,169	15,995	-	-	658	-	9,598	-
2.25%	45,502	-	-	-	-	-	5,933	1,240
2.35%	-	174	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	2,930	-	-	43	-	-	-
2.5%	-	1,075	-	-	-	-	-	-
2.6%	-	3,148	-	-	702	-	10,242	-

	$3,233,392	$167,620	$296,805	$282	$51,379	$31,484	$609,278	$29,844

(Continued)

103

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	NVDCA2	GVIDC	GVIDM	GVDMA	GVDMC	GVUS1	GVUSL	MCIF

0.95%	$1,949	$147,839	$548,962	$188,484	$210,630	$-	$7,346	$343,899
1%	439	25,675	223,265	65,709	54,769	-	1,638	134,108
1.05%	-	5,156	54,853	10,868	14,041	-	206	21,446
1.1%	1,078	85,240	434,227	241,432	149,302	-	1,594	175,245
1.15%	1,465	60,319	293,917	169,610	82,440	-	1,080	98,604
1.2%	919	110,189	383,217	180,853	109,284	-	3,868	213,380
1.25%	462	32,749	309,559	145,942	79,181	-	1,192	44,184
1.3%	-	14,529	63,283	25,095	17,281	-	899	63,843
1.35%	177	33,737	109,158	53,279	31,070	-	1,735	61,255
1.4%	-	39,699	224,438	147,337	62,000	-	949	54,307
1.45%	-	4,674	23,093	10,818	7,128	-	219	13,586
1.5%	-	39,460	77,472	54,134	41,520	-	150	10,581
1.55%	-	11,369	54,050	73,721	17,142	-	166	17,450
1.6%	-	24,287	157,549	64,393	36,890	-	281	23,766
1.65%	-	19,616	93,978	58,695	34,007	-	150	16,537
1.7%	-	31	8,215	3,187	5,347	-	9	1,891
1.75%	-	14,070	110,726	41,230	40,164	-	4	15,334
1.8%	-	2,185	52,185	14,671	15,177	-	84	8,917
1.85%	-	4,819	11,328	8,262	1,648	-	-	1,311
1.9%	-	760	9,615	2,610	3,096	-	-	879
1.95%	-	6,951	28,478	29,455	6,975	-	-	466
2%	-	30	5,354	295	3,581	-	-	750
2.05%	-	6,615	16,846	12,682	12,376	-	71	5,283
2.1%	-	11,031	37,160	29,901	22,969	-	-	773
2.15%	-	2,109	8,278	6,504	5,417	-	-	289
2.2%	-	9,306	39,671	36,124	22,440	-	313	2,531
2.25%	2,388	14,977	165,176	115,636	22,916	-	-	10,586
2.35%	-	284	6,775	1,600	299	-	-	-
2.4%	-	-	-	925	-	-	-	-
2.45%	-	-	943	2,077	1,316	-	-	-
2.5%	-	3,441	2,550	3,027	4,646	-	-	-
2.6%	-	4,584	4,638	5,337	6,104	-	-	-

	$8,877	$735,731	$3,558,959	$1,803,893	$1,121,156	$-	$21,954	$1,341,201

	SAM	NVMIG1	NVMIG3	GVDIV2	GVDIV3	GVDIV6	NVMLG1	NVMLG2

0.95%	$1,183,217	$2	$229,956	$-	$40,512	$-	$61,413	$-
1%	462,518	-	110,368	-	11,261	-	22,396	-
1.05%	99,849	-	20,373	-	3,083	-	2,246	-
1.1%	388,028	120	55,608	-	14,060	-	31,356	-
1.15%	194,109	1	33,480	-	12,954	-	23,616	-
1.2%	723,734	-	138,523	-	43,048	-	40,702	-
1.25%	115,570	-	26,127	32	6,467	2,715	12,477	-
1.3%	103,653	-	22,152	-	16,282	-	4,870	-
1.35%	146,412	-	24,055	-	6,582	-	11,091	-
1.4%	147,954	-	25,073	-	5,028	-	13,186	-
1.45%	12,616	-	3,213	-	279	-	1,934	-
1.5%	53,295	-	17,658	-	1,252	2,690	4,248	2,125
1.55%	19,067	-	4,749	-	1,536	-	1,945	-
1.6%	50,658	-	8,315	-	2,914	782	8,973	1,126
1.65%	74,795	-	8,095	-	1,191	1,469	7,368	3,511
1.7%	3,463	-	436	-	122	-	510	-
1.75%	46,107	-	1,543	-	1,413	488	3,851	1,999
1.8%	26,037	-	4,994	-	2,015	-	2,714	11
1.85%	4,210	-	650	-	763	-	517	-
1.9%	6,985	-	79	-	-	127	346	279
1.95%	12,299	-	823	-	13	711	1,498	2,866
2%	2,816	-	9	-	38	636	385	73
2.05%	29,927	-	1,165	-	626	538	2,183	910
2.1%	14,062	-	-	-	409	1,035	1,542	968
2.15%	4,219	-	63	-	-	-	129	-
2.2%	13,459	-	952	-	781	557	1,928	3,458
2.25%	21,810	-	38	-	-	-	4,884	236
2.35%	1,195	-	-	-	-	32	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	508	-	-	-	-	62	100	57
2.5%	33	-	-	-	-	-	-	-
2.6%	5,733	-	-	-	-	67	1,456	98

	$3,968,338	$123	$738,497	$32	$172,629	$11,909	$269,864	$17,717

(Continued)

104

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	NVMLV1	NVMLV2	NVMMG1	NVMMG2	NVMMV2	SCGF	SCGF2	SCVF

0.95%	$19,568	$6,977	$334,898	$-	$210,195	$75,473	$-	$403,682
1%	7,843	1,639	166,833	-	48,046	26,888	-	126,255
1.05%	1,245	806	24,498	-	8,812	3,455	-	19,214
1.1%	7,665	2,311	146,633	-	125,357	39,861	-	178,644
1.15%	5,807	1,690	64,936	-	75,059	19,016	-	78,235
1.2%	14,777	2,534	173,304	49,640	178,802	59,219	-	211,477
1.25%	1,967	4,856	49,973	-	30,366	11,788	-	45,277
1.3%	1,861	871	17,222	18,453	23,724	9,021	-	27,776
1.35%	2,003	1,061	32,088	12,533	40,224	12,836	-	52,271
1.4%	4,157	7,196	41,685	6,858	50,287	12,108	-	51,706
1.45%	307	267	6,353	170	4,805	1,371	-	6,491
1.5%	793	6,657	16,903	760	13,577	2,591	1,591	15,866
1.55%	2,071	243	7,990	-	9,205	6,520	-	13,816
1.6%	5,139	1,493	13,506	28	13,663	5,765	287	24,934
1.65%	605	6,134	21,003	2,233	18,982	5,095	1,193	17,472
1.7%	97	7	2,569	314	1,964	554	-	3,249
1.75%	1,008	2,486	6,434	167	3,807	4,341	1,107	15,060
1.8%	1,156	1,327	6,359	168	12,057	3,152	10	9,109
1.85%	116	-	872	526	768	418	-	3,457
1.9%	60	1,234	713	-	635	29	204	478
1.95%	-	4,773	1,105	-	80	10	1,803	148
2%	94	117	440	-	259	22	23	578
2.05%	5	2,562	3,180	286	5,504	1,355	861	3,292
2.1%	-	5,607	337	502	83	-	1,557	-
2.15%	8	547	187	-	140	134	-	174
2.2%	-	4,695	3,186	-	724	963	408	1,794
2.25%	2	2,002	9,049	-	1,740	-	-	5
2.35%	-	-	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	9
2.45%	-	68	-	-	-	-	-	-
2.5%	-	616	-	-	-	-	448	-
2.6%	-	4,282	-	-	-	-	125	-

	$78,354	$75,058	$1,152,256	$92,638	$878,865	$301,985	$9,617	$1,310,469

	SCVF2	SCF	SCF2	MSBF	NVSTB2	GGTC	GGTC3	GVUG1

0.95%	$-	$424,786	$-	$251,518	$58,966	$636	$9,013	$-
1%	-	160,039	-	97,053	14,233	1,273	5,563	-
1.05%	-	23,412	-	16,894	2,778	48	371	-
1.1%	-	136,658	-	70,690	9,365	236	8,334	-
1.15%	-	71,064	-	40,588	13,240	86	2,081	-
1.2%	-	225,466	-	150,512	49,885	506	4,254	-
1.25%	-	47,310	-	36,479	7,086	96	814	1,157
1.3%	-	37,369	-	32,646	3,717	69	871	-
1.35%	-	38,868	-	33,456	7,801	58	1,949	-
1.4%	-	65,237	-	26,538	11,841	89	986	-
1.45%	-	6,354	-	3,629	91	21	81	-
1.5%	5,093	14,585	8,668	18,129	831	16	348	-
1.55%	-	10,195	-	4,099	569	42	214	-
1.6%	1,167	16,700	4,827	11,457	1,602	11	1,760	-
1.65%	3,192	14,535	3,742	23,750	5,495	-	334	-
1.7%	-	1,167	-	2,023	79	15	131	-
1.75%	1,294	5,566	2,416	10,400	179	17	244	-
1.8%	57	9,651	2,760	8,447	1,861	79	522	-
1.85%	-	1,000	-	1,672	-	-	13	-
1.9%	814	540	3,602	896	-	47	2	-
1.95%	2,363	706	4,858	7,874	-	-	26	-
2%	88	305	448	101	-	-	46	-
2.05%	734	2,355	4,481	12,899	805	-	7	-
2.1%	3,004	127	3,721	2,677	-	-	-	-
2.15%	-	1	527	2	-	-	1	-
2.2%	2,645	295	6,744	6,143	51	-	21	-
2.25%	-	123	-	-	21,354	-	1	336
2.35%	99	-	-	177	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	1,758	908	-	-	-	-
2.5%	542	-	1,018	181	-	-	-	-
2.6%	903	-	1,079	446	-	-	-	-

	$21,995	$1,314,414	$50,649	$872,284	$211,829	$3,345	$37,987	$1,493

(Continued)

105

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	GVUGL	NVOLG1	NVOLG2	NVTIV3	EIF	NVRE1	AMTB	PMVFAD

0.95%	$8,675	$96,208	$-	$15,997	$68,614	$378,849	$80,820	$23,904
1%	2,632	46,281	-	4,716	38,980	104,756	25,585	4,773
1.05%	284	7,515	-	633	7,896	14,938	5,647	457
1.1%	2,570	33,732	-	10,550	30,979	136,698	39,909	7,197
1.15%	1,839	17,328	-	4,817	32,556	65,013	21,712	2,383
1.2%	6,047	55,405	-	6,827	57,064	168,101	75,349	16,031
1.25%	630	12,907	-	3,613	16,264	38,871	15,422	1,210
1.3%	776	9,561	-	1,757	5,916	19,104	21,245	1,403
1.35%	613	12,189	-	1,640	14,713	45,256	14,358	2,051
1.4%	433	13,546	-	1,375	9,521	39,049	9,068	2,266
1.45%	93	2,075	-	119	1,389	9,261	744	199
1.5%	888	3,618	2,481	136	5,890	19,837	5,725	51
1.55%	327	2,070	-	424	2,667	9,034	1,385	637
1.6%	1,184	4,404	702	942	4,146	26,191	3,919	325
1.65%	698	4,400	1,967	620	9,270	20,926	8,331	103
1.7%	21	757	-	155	1,284	1,803	333	87
1.75%	689	1,790	1,049	175	2,007	12,036	5,694	13
1.8%	120	1,877	557	-	4,348	10,394	2,847	-
1.85%	20	463	-	-	396	2,933	178	-
1.9%	18	166	553	-	-	1,614	90	189
1.95%	79	444	2,581	-	-	8,181	5,139	-
2%	152	64	131	-	29	509	510	-
2.05%	471	617	806	-	700	4,920	503	-
2.1%	292	19	1,317	-	618	7,336	6,348	-
2.15%	-	1	34	-	5	82	156	-
2.2%	153	360	1,858	-	70	7,153	1,794	-
2.25%	-	12,034	-	-	5,144	153	11,827	-
2.35%	-	-	147	-	-	1,052	69	-
2.4%	-	1	-	-	-	14	-	-
2.45%	-	-	107	-	-	309	-	-
2.5%	-	-	151	-	-	902	-	-
2.6%	156	-	257	-	-	919	-	-

	$29,860	$339,832	$14,698	$54,496	$320,466	$1,156,194	$364,707	$63,279

	PMVLAD	AVB	AVBV2	AVCA	AVCA2	AVCD2	AVGI	AVCE2

0.95%	$83,215	$357	$-	$64	$913	$2,460	$182	$-
1%	32,617	-	-	-	322	969	-	-
1.05%	7,947	-	-	-	-	67	-	-
1.1%	28,343	1,094	-	50	564	1,618	249	-
1.15%	21,202	376	-	438	78	39	49	-
1.2%	72,992	32	-	-	2,445	2,359	-	-
1.25%	4,493	140	944	-	741	2,518	-	-
1.3%	9,855	37	-	43	-	11	-	-
1.35%	8,719	38	-	-	423	409	93	-
1.4%	12,609	167	-	451	176	1,691	2,876	-
1.45%	808	-	-	-	-	-	285	-
1.5%	2,446	-	-	-	2,134	1,424	-	1,743
1.55%	8,270	709	-	-	26	29	2,419	-
1.6%	9,455	51	-	189	597	-	-	1,028
1.65%	2,022	-	-	-	1,565	851	-	2,265
1.7%	2,315	-	-	-	-	2	-	-
1.75%	2,200	-	-	-	906	34	-	580
1.8%	3,673	-	-	-	277	97	-	-
1.85%	3,010	-	-	-	-	-	-	-
1.9%	23	-	-	-	72	116	-	869
1.95%	7,951	-	-	-	1,535	179	-	3,222
2%	-	-	-	-	-	42	-	-
2.05%	-	-	-	-	684	514	-	2,063
2.1%	614	-	-	-	572	104	-	2,835
2.15%	-	-	-	-	497	147	-	119
2.2%	2,096	-	-	-	2,055	376	-	85
2.25%	9,306	-	-	-	568	1,128	-	-
2.35%	-	-	-	-	224	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	298	148	-	1,552
2.5%	-	-	-	-	-	384	-	102
2.6%	-	-	-	-	91	-	-	585

	$336,181	$3,001	$944	$1,235	$17,763	$17,716	$6,153	$17,048

(Continued)

106

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	IVHS	IVRE	ALVGIB	ALVPGB	ALVSVB	ACVIG	ACVIG2	ACVIP2

0.95%	$24	$301	$-	$-	$22,063	$215,681	$-	$215,284
1%	-	8	-	-	6,926	82,942	-	60,632
1.05%	-	-	-	-	351	17,829	-	12,937
1.1%	1,025	2,371	-	-	13,334	91,623	-	60,279
1.15%	48	943	-	-	6,700	41,700	-	39,604
1.2%	12	15	-	-	14,380	119,024	-	145,950
1.25%	103	51	320	-	1,570	25,922	-	34,255
1.3%	-	42	-	-	1,743	22,595	-	31,504
1.35%	-	-	-	-	2,529	26,348	-	45,485
1.4%	-	-	-	-	3,070	28,391	-	29,352
1.45%	-	-	-	-	257	2,965	-	593
1.5%	-	-	6,085	3,289	8,854	8,924	4,639	9,788
1.55%	-	-	-	-	2,325	9,303	-	8,464
1.6%	-	-	1,110	1,498	2,445	9,260	442	10,717
1.65%	-	-	5,491	11,160	9,112	12,736	3,000	8,270
1.7%	-	-	-	-	786	289	-	369
1.75%	-	-	184	313	2,425	8,292	1,184	5,640
1.8%	-	-	1,112	1,169	2,855	9,701	501	6,987
1.85%	-	-	-	-	1,740	901	-	1,690
1.9%	-	-	-	331	2,392	53	548	2,221
1.95%	-	-	4,097	6,307	16,215	534	1,914	3,280
2%	-	-	-	-	24	98	108	235
2.05%	-	-	2,994	2,084	3,234	2,906	1,787	957
2.1%	-	-	1,673	1,742	4,347	393	8,256	3,450
2.15%	-	-	337	3	-	-	331	5,105
2.2%	-	-	3,187	1,146	4,914	95	4,790	2,862
2.25%	-	-	-	-	13,696	-	-	46,973
2.35%	-	-	-	166	460	-	864	200
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	695	27	712	-	-	420
2.5%	-	-	91	147	426	-	91	-
2.6%	-	-	613	352	687	-	474	-

	$1,212	$3,731	$27,989	$29,734	$150,572	$738,505	$28,929	$793,503

	ACVI	ACVI3	ACVMV1	ACVMV2	ACVU1	ACVV	ACVV2	ACVVS1

0.95%	$2,355	$70	$38,639	$-	$-	$458,450	$-	$-
1%	105	-	9,731	-	-	146,462	-	-
1.05%	-	-	903	-	-	25,119	-	-
1.1%	11,590	-	12,732	-	-	244,988	-	-
1.15%	5,699	-	5,282	-	-	115,551	-	-
1.2%	546	-	29,487	-	-	319,826	-	-
1.25%	97	-	2,699	6,463	-	72,293	-	-
1.3%	250	-	3,214	-	-	51,876	-	-
1.35%	34	-	3,981	-	-	70,472	-	-
1.4%	25	-	5,031	-	-	93,177	-	-
1.45%	-	-	411	-	-	12,414	-	-
1.5%	-	-	1,329	-	-	24,873	15,535	-
1.55%	-	-	754	-	-	16,870	-	-
1.6%	-	290	2,702	-	31	32,181	2,197	-
1.65%	-	-	230	-	121	27,133	5,309	-
1.7%	-	-	545	-	-	3,847	-	-
1.75%	172	2,069	109	-	888	10,810	2,520	-
1.8%	-	-	303	-	-	12,433	4,258	-
1.85%	-	-	1,140	-	-	3,659	-	-
1.9%	-	-	-	-	-	508	4,358	-
1.95%	-	-	29	-	-	33	10,238	-
2%	-	-	-	-	-	1,283	924	-
2.05%	-	-	-	-	-	4,827	5,847	-
2.1%	-	-	-	-	-	-	4,585	-
2.15%	-	-	-	-	-	10	599	-
2.2%	-	-	322	-	-	2,575	2,995	-
2.25%	-	-	40	2,199	-	4,284	-	-
2.35%	-	-	-	-	-	-	1,641	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	1,032	-
2.5%	-	-	-	-	-	-	-	-
2.6%	-	-	-	-	-	-	754	-

	$20,873	$2,429	$119,613	$8,662	$1,040	$1,755,954	$62,792	$-

(Continued)

107

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	ACVVS2	DVSCS	DSIF	DSRG	DSRGS	DCAP	DCAPS	DSC

0.95%	$-	$81,968	$1,135,413	$147,056	$-	$175,083	$-	$247
1%	-	26,833	517,903	70,080	-	74,596	-	-
1.05%	-	2,448	108,692	15,512	-	21,297	-	-
1.1%	-	39,697	386,125	83,683	-	73,261	-	264
1.15%	-	22,031	217,103	26,579	-	37,036	-	-
1.2%	-	46,374	600,001	62,714	-	100,560	-	-
1.25%	-	19,188	127,848	12,809	-	22,694	-	79
1.3%	-	7,764	100,815	7,394	-	18,589	-	-
1.35%	-	19,318	147,537	9,794	-	20,050	-	6
1.4%	-	13,137	107,160	13,675	-	28,974	-	274
1.45%	-	3,437	27,330	1,362	-	3,134	-	-
1.5%	-	2,377	27,213	3,890	633	8,044	4,893	-
1.55%	-	3,184	17,622	2,082	-	6,486	-	360
1.6%	-	7,189	43,836	925	63	5,882	4,471	-
1.65%	-	2,331	25,486	3,154	264	7,419	4,604	-
1.7%	-	838	10,845	339	-	1,621	-	-
1.75%	-	1,771	11,428	2,551	-	954	2,038	-
1.8%	-	978	8,796	1,090	-	3,737	576	-
1.85%	-	720	2,888	73	-	367	-	-
1.9%	-	698	831	173	3	31	107	-
1.95%	-	76	108	-	189	197	2,371	-
2%	-	-	297	12	-	239	49	-
2.05%	-	1,133	3,809	1,241	-	1,921	2,543	-
2.1%	-	-	-	-	328	344	4,744	-
2.15%	-	-	243	-	-	-	-	-
2.2%	-	1,162	1,795	268	-	187	1,198	-
2.25%	-	8	29,918	81	-	4,889	-	-
2.35%	-	-	-	-	-	-	4	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	374	-	1,719	-
2.5%	-	-	-	-	-	-	181	-
2.6%	-	-	-	-	1	-	566	-

	$-	$304,660	$3,661,042	$466,537	$1,855	$617,592	$30,064	$1,230

	DVIV	FCA2S	FALFS	FHIBS	FVMOS	FQB	FQBS	FC2

0.95%	$697	$-	$-	$-	$1,813	$440,013	$-	$-
1%	-	-	-	-	476	112,091	-	-
1.05%	-	-	-	-	65	29,792	-	-
1.1%	141	-	-	-	602	206,614	-	-
1.15%	20	-	-	-	344	134,706	-	-
1.2%	-	-	-	-	1,237	279,582	-	-
1.25%	-	-	-	-	48	66,326	-	-
1.3%	-	-	-	-	141	62,628	-	-
1.35%	-	-	-	-	367	88,528	-	-
1.4%	685	-	-	-	482	97,761	-	-
1.45%	-	-	-	-	250	12,783	-	-
1.5%	-	650	31	12,398	58	14,297	18,897	29,771
1.55%	924	-	-	-	-	22,618	-	-
1.6%	-	1,569	-	2,623	66	48,481	7,567	8,906
1.65%	-	342	30	7,349	34	30,171	18,821	23,215
1.7%	-	-	-	-	-	5,804	-	-
1.75%	-	129	-	3,582	3	32,826	9,329	14,011
1.8%	-	125	15	778	-	16,250	1,114	4,407
1.85%	-	-	-	-	63	6,907	-	-
1.9%	-	-	-	-	-	59	2,680	6,623
1.95%	-	2,310	156	5,021	-	49	19,379	33,360
2%	-	-	-	352	-	516	457	1,979
2.05%	-	2,540	129	8,699	-	2,124	15,314	11,094
2.1%	-	2,010	71	7,948	-	-	10,335	20,624
2.15%	-	115	11	1,688	-	7	5,983	326
2.2%	-	1,971	256	2,030	-	825	5,377	18,757
2.25%	-	-	-	-	-	3,521	-	-
2.35%	-	-	-	464	-	-	515	2,218
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	1,133	-	-	601	1,534
2.5%	-	-	-	1,125	-	-	499	1,819
2.6%	-	127	30	399	-	-	2,796	2,573

	$2,467	$11,888	$729	$55,589	$6,049	$1,715,279	$119,664	$181,217

(Continued)

108

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	FVSS2	FCS	FNRS2	FEIS	FEI2	FF10S	FF10S2	FF20S

0.95%	$-	$1,092,643	$71,299	$830,497	$-	$29,297	$-	$19,995
1%	-	499,441	25,589	361,726	-	12,434	-	12,553
1.05%	-	78,786	4,795	76,089	-	1,681	-	1,737
1.1%	-	423,318	28,299	358,231	-	15,049	-	15,745
1.15%	-	210,490	13,626	159,297	-	4,078	-	1,308
1.2%	-	679,986	48,329	458,099	-	18,787	-	15,080
1.25%	-	146,372	11,211	97,192	-	1,186	465	2,594
1.3%	-	118,251	7,669	62,754	-	2,042	-	585
1.35%	-	131,856	13,884	108,316	-	1,327	-	1,499
1.4%	-	160,466	12,233	126,049	-	2,669	-	1,692
1.45%	-	31,619	1,984	15,672	-	-	-	176
1.5%	4,347	36,938	2,254	31,870	25,841	726	-	2,230
1.55%	-	26,121	4,042	23,086	-	1,697	-	585
1.6%	745	50,535	4,813	47,559	5,959	605	-	123
1.65%	1,832	53,628	1,676	39,497	17,246	7,808	-	377
1.7%	-	8,757	1,000	5,258	-	-	-	-
1.75%	1,747	20,699	2,987	20,055	7,925	1,144	-	-
1.8%	1,180	18,793	5,086	16,640	6,238	121	-	2,498
1.85%	-	5,755	3,325	2,863	-	-	-	467
1.9%	-	1,019	73	631	7,674	-	-	-
1.95%	2,139	5,953	5,197	1,445	15,827	-	-	900
2%	49	292	141	566	414	-	-	-
2.05%	2,132	6,829	237	5,810	6,100	-	-	802
2.1%	4,063	295	312	-	13,568	-	-	-
2.15%	-	112	1	97	-	-	-	-
2.2%	1,557	3,467	33	1,375	11,174	-	-	-
2.25%	-	61,711	29	29,640	-	-	776	-
2.35%	-	-	-	-	473	-	-	-
2.4%	-	9	-	-	-	-	-	-
2.45%	-	-	-	-	1,211	-	-	-
2.5%	-	-	-	-	346	-	-	-
2.6%	874	-	-	-	5,035	-	-	-

	$20,665	$3,874,141	$270,124	$2,880,314	$125,031	$100,651	$1,241	$80,946

	FF20S2	FF30S	FF30S2	FGOS	FGS	FG2	FHIS	FHISR

0.95%	$-	$7,963	$-	$82,606	$543,541	$-	$211,438	$155,115
1%	-	4,932	-	49,918	301,414	-	99,266	38,084
1.05%	-	349	-	14,783	57,704	-	24,557	6,583
1.1%	-	10,067	-	15,789	195,110	-	74,335	37,467
1.15%	-	4,298	-	5,676	75,298	-	34,236	25,029
1.2%	-	7,950	-	28,607	321,393	-	103,871	217,235
1.25%	1,407	1,395	904	5,348	63,635	-	17,425	6,086
1.3%	-	220	-	5,483	46,057	-	24,012	18,301
1.35%	-	2,225	-	6,030	49,153	-	20,700	19,805
1.4%	-	362	-	2,673	52,392	-	20,363	13,771
1.45%	-	-	-	893	6,256	-	1,091	1,906
1.5%	-	-	-	2,166	22,126	9,763	7,411	2,725
1.55%	-	49	-	1,156	14,044	-	4,651	3,415
1.6%	-	-	-	346	12,738	2,605	6,053	3,042
1.65%	-	22	-	2,332	19,846	8,062	5,418	2,033
1.7%	-	4	-	721	4,401	-	1,686	1,003
1.75%	-	-	-	17	8,280	3,675	5,704	708
1.8%	-	3	-	136	8,697	1,208	2,512	545
1.85%	-	-	-	100	2,637	-	260	536
1.9%	-	-	-	179	380	788	-	-
1.95%	-	-	-	-	-	3,735	8	-
2%	-	-	-	-	274	200	29	10
2.05%	-	-	-	298	1,844	3,746	400	4
2.1%	-	-	-	-	-	5,268	86	-
2.15%	-	-	-	-	-	-	-	-
2.2%	-	-	-	-	718	7,029	1,350	307
2.25%	1,373	-	4,482	-	5,824	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	1,637	-	-
2.5%	-	-	-	-	-	200	-	-
2.6%	-	-	-	-	-	1,452	-	-

	$2,780	$39,839	$5,386	$225,257	$1,813,762	$49,368	$666,862	$553,710

(Continued)

109

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	FIGBS	FMCS	FMC2	FOS	FO2R	FOSR	FVSS	FTVIS2

0.95%	$260,939	$129,559	$-	$76,624	$-	$106,231	$53,276	$118,142
1%	74,941	58,439	-	45,291	-	33,775	17,575	48,277
1.05%	12,514	5,637	-	9,520	-	7,097	3,210	10,265
1.1%	74,402	61,261	-	12,301	-	47,325	21,491	53,686
1.15%	45,250	29,077	-	5,978	-	22,851	10,899	24,800
1.2%	196,763	79,236	-	45,172	-	90,070	27,734	104,613
1.25%	29,006	12,874	13,914	9,986	-	19,550	8,062	29,144
1.3%	48,534	13,151	-	6,600	-	12,819	4,737	39,771
1.35%	29,825	17,566	-	4,388	-	14,134	10,210	57,034
1.4%	41,512	20,258	-	2,867	-	29,908	6,877	21,328
1.45%	3,426	4,956	-	1,216	-	1,768	1,090	11,531
1.5%	9,063	3,253	21,302	2,060	12,572	5,437	289	5,669
1.55%	5,916	2,749	-	556	-	4,139	665	3,702
1.6%	12,057	8,057	9,593	284	7,770	4,620	5,740	6,797
1.65%	6,484	13,092	22,256	1,810	15,596	4,944	1,787	25,180
1.7%	2,407	561	-	221	-	446	383	1,249
1.75%	10,798	870	7,823	318	2,755	2,366	2,319	3,158
1.8%	4,997	1,800	2,755	360	1,946	3,287	982	2,861
1.85%	928	2,585	-	6	-	1,594	376	4,489
1.9%	1,201	871	4,208	-	2,697	-	-	199
1.95%	306	4,897	18,020	-	13,919	66	32	7,439
2%	-	96	3,104	-	916	137	-	359
2.05%	1,244	2,215	13,533	868	3,869	1,074	316	-
2.1%	1,330	317	18,828	-	8,395	368	-	312
2.15%	-	1	108	-	138	1	-	-
2.2%	165	766	8,619	641	7,147	519	215	47
2.25%	52,217	-	12,418	-	-	-	1,602	16,852
2.35%	-	-	575	-	68	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	3,520	-	1,766	-	-	-
2.5%	-	-	1,965	-	999	-	-	-
2.6%	-	-	1,908	-	1,068	-	-	-

	$926,225	$474,144	$164,449	$227,067	$81,621	$414,526	$179,867	$596,904

	FTVRD2	FTVSV2	FTVDM3	TIF2	TIF3	FTVGI3	FTVFA2	AMGP

0.95%	$-	$60,573	$33,674	$-	$25,187	$163,809	$8,951	$-
1%	-	21,857	18,908	-	10,078	56,997	3,550	-
1.05%	-	1,765	1,615	-	1,719	11,063	185	-
1.1%	-	22,032	13,492	-	8,432	47,635	3,311	-
1.15%	-	12,381	5,230	-	4,199	31,231	1,920	-
1.2%	-	37,982	23,871	-	11,588	100,939	7,319	-
1.25%	2,174	18,705	10,367	369	10,636	22,628	2,242	-
1.3%	-	3,594	6,178	-	1,696	39,273	769	-
1.35%	-	6,284	6,557	-	3,367	28,548	1,202	-
1.4%	-	6,489	8,142	-	11,836	33,456	1,612	-
1.45%	-	2,526	3,688	-	551	2,781	638	-
1.5%	-	858	2,429	-	1,066	4,346	590	-
1.55%	-	1,394	1,968	-	1,881	9,585	1,846	-
1.6%	-	3,982	7,648	-	3,092	6,637	4,905	1,523
1.65%	-	1,221	467	-	1,146	9,055	950	-
1.7%	-	181	18	-	697	4,225	694	-
1.75%	-	810	1,427	-	1,162	5,301	74	3,270
1.8%	-	1,068	86	-	898	3,451	315	-
1.85%	-	291	111	-	1,712	7,184	1,705	-
1.9%	-	-	77	-	183	-	-	-
1.95%	-	880	88	-	5,136	15,829	6,101	-
2%	-	-	195	-	-	-	-	-
2.05%	-	-	1,340	-	-	239	-	-
2.1%	-	-	-	-	313	1,244	311	-
2.15%	-	-	1	-	1	-	-	-
2.2%	-	-	44	-	22	147	22	-
2.25%	7,766	-	-	-	-	56	-	-
2.35%	-	-	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.5%	-	-	-	-	-	-	-	-
2.6%	-	-	-	-	-	-	-	-

	$9,940	$204,873	$147,621	$369	$106,598	$605,659	$49,212	$4,793

(Continued)

110

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	AMINS	AMCG	AMTP	AMRS	AMFAS	AMSRS	OVCAFS	OVGR

0.95%	$-	$18	$1	$-	$2,809	$10,883	$-	$371,134
1%	-	-	-	-	513	7,483	-	150,215
1.05%	-	-	-	-	-	3,531	-	24,745
1.1%	-	-	8	-	1,284	7,226	-	190,134
1.15%	-	-	-	-	116	1,398	-	104,890
1.2%	-	146	-	-	1,782	10,517	-	213,122
1.25%	-	406	-	50	778	1,515	-	48,090
1.3%	-	-	-	-	257	464	-	26,563
1.35%	-	-	-	-	168	341	-	57,632
1.4%	-	-	-	-	1,195	1,116	-	68,478
1.45%	-	-	-	-	-	45	-	8,429
1.5%	-	-	-	-	1,431	33	11,397	18,347
1.55%	-	-	-	-	-	47	-	10,552
1.6%	-	2,331	422	-	1,265	1,743	3,565	21,508
1.65%	-	203	-	-	1,604	456	7,550	23,137
1.7%	-	-	-	-	-	27	-	3,638
1.75%	-	3,439	6,832	-	978	999	3,779	8,874
1.8%	-	-	-	-	-	25	4,721	10,123
1.85%	-	-	-	-	-	-	-	1,262
1.9%	-	-	-	-	733	242	2,127	1,855
1.95%	-	-	-	-	788	309	6,410	1,276
2%	-	-	-	-	312	-	161	697
2.05%	-	-	-	-	1,223	226	2,254	2,361
2.1%	-	-	-	-	176	480	3,361	-
2.15%	-	-	-	-	243	-	184	-
2.2%	-	-	-	-	315	-	4,446	223
2.25%	-	-	-	-	-	1,520	-	28,872
2.35%	-	-	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	206	193	107	-
2.5%	-	-	-	-	24	-	573	-
2.6%	-	-	-	-	115	-	1,483	-

	$-	$6,543	$7,263	$50	$18,315	$50,819	$52,118	$1,396,157

	OVGS3	OVGS	OVGSS	OVHI3	OVHI	OVHIS	OVGI	OVGIS

0.95%	$302,806	$185,841	$-	$8,354	$247	$-	$359,440	$-
1%	69,634	51,009	-	2,810	84	-	180,948	-
1.05%	14,057	6,690	-	126	-	-	24,235	-
1.1%	126,509	101,815	-	2,251	249	-	150,050	-
1.15%	65,199	48,328	-	1,768	99	-	74,977	-
1.2%	203,429	144,831	-	5,346	101	-	205,796	-
1.25%	42,038	29,623	-	235	14	325	50,440	-
1.3%	28,941	20,029	-	19	417	-	32,643	-
1.35%	40,549	41,654	-	242	-	-	59,221	-
1.4%	63,596	41,455	-	2,641	28	-	54,702	-
1.45%	6,008	2,883	-	1	-	-	11,595	-
1.5%	21,398	11,603	8,111	6	79	-	18,307	10,002
1.55%	6,926	8,241	-	-	130	-	9,683	-
1.6%	23,565	17,845	3,434	-	-	-	10,698	4,509
1.65%	23,859	19,701	4,421	39	-	-	22,577	12,303
1.7%	2,284	557	-	84	-	-	2,016	-
1.75%	14,876	9,470	3,682	-	-	-	10,620	4,428
1.8%	8,133	11,814	4,166	70	-	-	10,300	1,154
1.85%	1,547	1,269	-	18	-	-	1,274	-
1.9%	5,412	696	1,048	-	-	-	790	1,356
1.95%	11,139	616	7,516	-	-	-	88	4,219
2%	1,220	1,599	24	-	-	-	209	322
2.05%	11,799	497	5,153	4	-	-	590	2,950
2.1%	7,138	560	4,461	-	-	-	-	7,057
2.15%	733	-	907	-	-	-	2	-
2.2%	12,036	410	7,312	9	-	-	1,005	2,700
2.25%	11	132	-	-	-	-	7,473	-
2.35%	276	-	841	-	-	-	-	516
2.4%	-	11	-	-	-	-	-	-
2.45%	1,567	-	212	-	-	-	-	577
2.5%	1,384	-	42	-	-	-	-	23
2.6%	2,192	-	229	-	-	-	-	722

	$1,120,261	$759,179	$51,559	$24,023	$1,448	$325	$1,299,679	$52,838

(Continued)

111

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	OVSC	OVSCS	OVAG	OVSBS	PMVRRA	SBLD	SBLJ	SBLN

0.95%	$29,315	$-	$174,828	$-	$1,101	$-	$154	$185
1%	12,629	-	96,074	-	37	-	-	-
1.05%	1,368	-	14,397	-	-	-	-	-
1.1%	21,498	-	84,607	-	5,222	1,573	985	886
1.15%	2,189	-	35,227	-	2,205	628	137	475
1.2%	15,093	-	105,223	-	260	136	-	28
1.25%	4,523	2,274	26,631	-	595	-	154	54
1.3%	1,535	-	16,654	-	476	246	56	24
1.35%	4,913	-	17,611	-	-	-	-	-
1.4%	1,910	-	23,223	-	-	-	-	-
1.45%	57	-	6,159	-	-	-	-	-
1.5%	2,002	-	6,641	13,392	-	-	-	-
1.55%	848	-	1,417	-	-	-	-	-
1.6%	732	-	5,954	7,079	-	-	-	-
1.65%	499	-	9,892	21,521	-	-	-	-
1.7%	408	-	629	-	-	-	-	-
1.75%	785	-	1,811	2,913	-	-	-	-
1.8%	385	-	2,838	695	-	-	-	-
1.85%	326	-	859	-	-	-	-	-
1.9%	-	-	876	1,663	-	-	-	-
1.95%	-	-	54	16,187	-	-	-	-
2%	-	-	-	73	-	-	-	-
2.05%	-	-	188	4,739	-	-	-	-
2.1%	-	-	-	5,445	-	-	-	-
2.15%	-	-	91	55	-	-	-	-
2.2%	-	-	643	3,957	-	-	-	-
2.25%	-	-	1	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	1,846	-	-	-	-
2.5%	-	-	-	1,637	-	-	-	-
2.6%	-	-	-	718	-	-	-	-

	$101,015	$2,274	$632,528	$81,920	$9,896	$2,583	$1,486	$1,652

	SBLO	SBLP	SBLQ	SBLV	SBLX	SBLY	PMVTRA	PVGIB

0.95%	$1,534	$752	$644	$1,887	$52	$-	$5,845	$-
1%	110	24	12	159	-	-	213	-
1.05%	-	-	-	-	-	-	-	-
1.1%	5,817	2,861	5,644	13,116	615	203	17,993	-
1.15%	1,538	616	3,097	6,934	116	-	6,654	-
1.2%	852	2	291	679	-	-	67	-
1.25%	-	-	76	1,011	-	71	605	139
1.3%	99	180	204	122	-	-	305	-
1.35%	-	-	-	-	-	-	-	-
1.4%	-	-	-	-	-	-	-	-
1.45%	-	-	-	-	-	-	-	-
1.5%	-	-	-	-	-	-	-	-
1.55%	-	-	-	-	-	-	-	-
1.6%	-	-	-	-	-	-	-	-
1.65%	-	-	-	-	-	-	-	-
1.7%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.8%	-	-	-	-	-	-	-	-
1.85%	-	-	-	-	-	-	-	-
1.9%	-	-	-	-	-	-	-	-
1.95%	-	-	-	-	-	-	-	-
2%	-	-	-	-	-	-	-	-
2.05%	-	-	-	-	-	-	-	-
2.1%	-	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	-	-
2.2%	-	-	-	-	-	-	-	-
2.25%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.5%	-	-	-	-	-	-	-	-
2.6%	-	-	-	-	-	-	-	-

	$9,950	$4,435	$9,968	$23,908	$783	$274	$31,682	$139

(Continued)

112

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	ACEG2	ACC2	VYDS	ROCMC	TRBCG2	TREI2	TRHS2	TRLT2

0.95%	$-	$-	$3,295	$198	$19,136	$36,702	$2,595	$-
1%	-	-	10,125	69	7,086	17,160	443	-
1.05%	-	-	297	-	258	2,828	33	-
1.1%	-	-	17,739	6,403	6,022	17,432	335	-
1.15%	-	-	2,808	2,718	5,154	9,341	29	-
1.2%	-	-	10,199	152	18,536	34,036	963	-
1.25%	-	-	1,948	77	4,438	10,444	82	14
1.3%	-	-	3,138	16	1,381	7,968	183	-
1.35%	-	-	407	-	2,241	7,431	191	-
1.4%	-	-	770	-	2,393	14,411	80	-
1.45%	-	-	111	-	469	92	-	-
1.5%	3,043	21,959	520	-	355	646	-	-
1.55%	-	-	550	-	169	92	188	-
1.6%	2,334	10,224	2,563	-	917	1,759	310	-
1.65%	1,519	24,117	719	-	343	630	-	-
1.7%	-	-	1,921	-	-	500	-	-
1.75%	1,350	9,360	-	-	347	70	301	-
1.8%	1,399	3,411	-	-	134	550	28	-
1.85%	-	-	-	-	34	1,522	11	-
1.9%	1,917	7,643	-	-	193	195	-	-
1.95%	5,268	22,744	-	-	-	11	92	-
2%	657	767	-	-	-	-	-	-
2.05%	4,095	7,173	-	-	-	939	-	-
2.1%	2,520	17,001	-	-	-	-	-	-
2.15%	606	2,315	-	-	-	-	-	-
2.2%	2,019	11,409	-	-	1,266	-	-	-
2.25%	-	-	-	-	7,971	11,352	-	-
2.35%	-	277	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	585	1,408	-	-	-	-	-	-
2.5%	410	937	-	-	-	-	-	-
2.6%	271	4,317	-	-	-	-	-	-

	$27,993	$145,062	$57,110	$9,633	$78,843	$176,111	$5,864	$14

	VWEMR	VWEM	VWHAR	VWHA	WRASP	WRBP	WRBDP	WRCEP

0.95%	$67,233	$74,952	$119,727	$63,085	$730,334	$188,371	$393,871	$442,453
1%	29,254	26,196	58,320	18,614	56,718	7,577	12,647	18,876
1.05%	5,927	5,510	10,706	3,574	10,211	1,752	4,703	3,984
1.1%	16,841	17,667	27,919	16,705	886,013	199,354	402,068	475,802
1.15%	4,313	8,581	16,132	7,449	370,649	99,880	179,884	196,045
1.2%	55,503	33,313	93,314	25,911	91,466	6,682	15,094	16,593
1.25%	3,188	4,473	9,194	2,027	63,271	14,259	27,795	25,409
1.3%	16,199	6,460	30,218	2,502	20,685	4,184	6,573	3,761
1.35%	6,238	5,780	15,827	6,422	49,132	9,799	13,602	20,894
1.4%	5,924	2,372	12,412	6,492	212,832	36,781	112,667	74,127
1.45%	524	1,108	2,220	-	80,760	15,865	30,516	41,342
1.5%	2,490	5,142	2,920	-	29,891	3,763	14,489	21,285
1.55%	1,610	985	2,424	-	135,862	15,062	38,083	55,041
1.6%	498	778	2,077	1,122	78,069	17,290	48,613	40,975
1.65%	2,028	1,266	2,764	221	33,900	10,534	13,331	31,634
1.7%	76	217	300	35	3,364	555	1,065	160
1.75%	1,603	123	1,860	-	3,117	1,399	2,790	1,689
1.8%	1,434	785	3,057	637	9,101	2,036	4,035	4,808
1.85%	20	17	628	22	7,885	2,105	1,264	3,388
1.9%	32	-	34	-	162	23	391	237
1.95%	-	-	17	-	24,720	1,526	1,279	1,720
2%	-	-	204	-	4,045	607	7,909	2,486
2.05%	328	650	2,793	202	950	1	171	388
2.1%	-	-	-	-	382	35	57	57
2.15%	-	-	-	-	-	72	482	-
2.2%	-	634	1,053	85	389	-	-	-
2.25%	-	-	149	-	182	22	2,911	2,309
2.35%	-	-	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.5%	-	-	-	-	-	-	-	-
2.6%	-	-	-	-	-	-	-	-

	$221,263	$197,009	$416,269	$155,105	$2,904,090	$639,534	$1,336,290	$1,485,463

(Continued)

113

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	WRDIV	WRENG	WRGNR	WRGP	WRHIP	WRIP	WRI2P	WRMIC

0.95%	$75,872	$28,489	$112,212	$478,147	$275,603	$153,129	$63,939	$15,944
1%	2,423	734	1,829	19,026	10,253	3,758	1,133	246
1.05%	307	119	607	3,483	2,176	2,163	104	215
1.1%	78,869	52,059	156,673	504,824	327,036	174,324	79,681	18,000
1.15%	35,611	20,852	56,348	219,440	153,904	64,668	31,531	7,095
1.2%	2,753	1,743	6,146	18,624	10,551	7,026	2,628	1,394
1.25%	4,443	3,023	8,174	27,383	21,353	6,789	3,469	946
1.3%	581	105	1,631	7,091	3,795	285	552	267
1.35%	4,258	1,369	5,491	22,485	14,661	4,513	1,685	773
1.4%	14,552	3,999	42,587	92,373	46,211	25,116	15,690	2,911
1.45%	5,817	957	11,028	56,370	13,467	6,734	1,315	399
1.5%	2,115	433	2,444	27,064	11,159	12,927	2,130	110
1.55%	10,515	7,718	44,057	53,563	32,867	19,732	10,472	1,127
1.6%	8,484	1,393	10,716	52,845	28,246	10,931	2,808	984
1.65%	2,943	754	1,727	37,106	3,376	2,782	554	14
1.7%	556	152	503	994	630	509	164	22
1.75%	81	-	184	2,265	139	39	95	31
1.8%	417	896	2,972	4,439	2,376	1,315	981	-
1.85%	314	122	3,569	4,159	933	1,435	436	860
1.9%	-	-	8	356	137	141	-	-
1.95%	-	-	4,538	3,303	859	3,889	-	-
2%	193	174	2,478	2,466	1,476	3,193	134	152
2.05%	2	72	34	221	22	59	15	7
2.1%	-	272	48	31	-	-	-	-
2.15%	-	-	-	91	-	-	-	-
2.2%	-	-	-	-	-	-	-	-
2.25%	-	1	2,272	1,671	8	4,622	-	-
2.35%	-	-	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.5%	-	-	-	-	-	-	-	-
2.6%	-	-	-	-	-	-	-	-

	$251,106	$125,436	$478,276	$1,639,820	$961,238	$510,079	$219,516	$51,497

	WRMCG	WRMMP	WRMSP	WRRESP	WRSTP	WRSCP	WRSCV	WRVP

0.95%	$47,423	$107,175	$3,539	$27,128	$273,435	$242,873	$25,703	$171,354
1%	555	11,279	106	747	6,411	7,697	1,937	740
1.05%	634	4,284	-	63	1,147	2,183	136	954
1.1%	59,887	94,667	7,101	47,048	346,959	267,923	43,195	237,523
1.15%	21,884	67,590	1,477	12,711	128,117	117,813	12,988	112,441
1.2%	2,783	3,141	312	1,661	12,390	10,271	1,237	7,058
1.25%	3,262	5,535	275	1,673	12,430	14,512	2,479	9,937
1.3%	505	1,306	52	39	2,772	863	232	2,477
1.35%	1,724	4,119	265	3,063	14,895	12,377	2,057	12,017
1.4%	12,423	18,051	859	9,515	64,410	47,764	3,585	46,205
1.45%	5,046	11,797	97	566	9,238	5,612	1,013	29,072
1.5%	1,651	6,080	168	831	12,241	13,251	472	11,230
1.55%	6,029	13,800	586	6,490	46,464	23,738	2,735	23,692
1.6%	6,623	17,938	433	2,555	22,969	13,644	2,325	33,081
1.65%	3,438	2,277	156	555	5,712	5,962	321	15,077
1.7%	444	273	71	98	362	461	250	543
1.75%	62	2	9	62	436	189	-	1,104
1.8%	479	3,490	34	402	3,716	3,138	19	1,668
1.85%	693	15	82	499	2,977	3,204	487	2,688
1.9%	14	43	5	-	123	133	-	180
1.95%	111	230	-	-	3,649	1,759	-	3,267
2%	896	2,925	-	101	1,435	987	200	2,574
2.05%	10	9	-	-	1	11	7	94
2.1%	-	-	-	-	58	32	-	46
2.15%	-	-	-	-	52	-	-	68
2.2%	-	-	-	-	-	-	-	-
2.25%	903	1,236	-	87	62	1,058	-	772
2.35%	-	-	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.5%	-	-	-	-	-	-	-	-
2.6%	-	-	-	-	-	-	-	-

	$177,479	$377,262	$15,627	$115,894	$972,461	$797,455	$101,378	$725,862

(Continued)

114

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	SVOF	WFVSCG

0.95%	$1	$32,673
1%	-	5,582
1.05%	-	582
1.1%	-	4,953
1.15%	-	2,434
1.2%	324	17,155
1.25%	-	1,812
1.3%	-	1,424
1.35%	-	3,835
1.4%	-	1,464
1.45%	-	-
1.5%	-	599
1.55%	-	1,405
1.6%	1,308	696
1.65%	-	435
1.7%	-	337
1.75%	3,219	-
1.8%	-	231
1.85%	-	-
1.9%	-	78
1.95%	-	19
2%	-	-
2.05%	-	1,809
2.1%	-	-
2.15%	-	-
2.2%	-	-
2.25%	-	-
2.35%	-	-
2.4%	-	-
2.45%	-	-
2.5%	-	-
2.6%	-	-

	$4,852	$77,523

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2010 and 2009, total transfers to the Account from the fixed account were $82,578,286 and $76,474,213, respectively, and total transfers from the Account to the fixed account were $156,242,720 and $230,731,783, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For contracts with the Extra Value option, the Company contributed $908 and $0 to the Account in the form of bonus credits to the contract owner accounts for the years ended December 31, 2010 and 2009, respectively. These amounts are included in purchase payments received from contract owners and are credited at the time the related purchase payment from the contract owner is received.

For guaranteed minimum death benefits, the Company contributed $19,125,930 and $40,928,605 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2010 and 2009, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

(4) Fair Value Measurement

FASB ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

•
Level 1– Unadjusted quoted prices accessible in active markets for identical assets at the measurement date. The assets utilizing Level 1 valuations represent investments in publicly-traded registered mutual funds with quoted market prices.

•
Level 2 – Unadjusted quoted prices for similar assets in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. The assets utilizing Level 2 valuations represent investments in privately-traded registered mutual funds only offered through insurance products. These funds have no unfunded commitments or restrictions and the Account always has the ability to redeem its interest in the funds with the investee at NAV daily. The investment objectives of these mutual funds are described by the fund name i n note 1(b) and in more detail in the applicable product prospectus.

•
Level 3– Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. The Account invests only in funds with fair value measurements in the first two levels of the fair value hierarchy.

The Account recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Level 1 and 2 as of December 31, 2010.

(Continued)

115

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2010:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	0	$7,542,516,343	0	$7,542,516,343
The Account did not have any assets or liabilities reported at fair value on a nonrecurring basis required to be disclosed under FASB ASC 820.

The cost of purchases and proceeds from sales of Investments for the year ended December 31,2010 are as follows:

	Purchases of Investments	Sales of Investments
Capital Manager Equity VIF BBCMAG	$290,067	$182,408
Large Cap VIF BBGI	1,251,988	564,984
Mid Cap Growth VIF BBCA	1,627,579	1,103,219
Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class III MLVGA3	4,272,120	4,680,058
Credit Suisse Trust- International Equity Flex III Portfolio CSIEF3	559,264	563,704
U.S. Equity Flex I Portfolio WSCP	928,472	1,049,975
VA International Equity Fund HVIE	24	25
VA Situs Fund HVSIT	3,422	3,475
Insurance Trust - Insurance Trust Mid Cap Value Portfolio 1 JPMMV1	2,047,714	2,830,187
Janus Aspen Series - Balanced Portfolio - Service Shares JABS	8,146	9,555
Janus Aspen Series - Forty Portfolio - Service Shares JACAS	16,711,368	27,504,632
Janus Aspen Series - Global Technology Portfolio - Service II Shares JAGTS2	3,809,614	4,125,913
Janus Aspen Series - Global Technology Portfolio - Service Shares JAGTS	2,696,761	3,502,393
Janus Aspen Series - INTECH Risk-Managed Core Portfolio - Service Shares JARLCS	6,098	6,992
Janus Aspen Series - Overseas Portfolio - Service II Shares JAIGS2	23,109,351	25,519,274
Janus Aspen Series - Overseas Portfolio - Service Shares JAIGS	7,591,328	16,816,546
Investors Growth Stock Series - Service Class MIGSC	24,683	26,655
Mid Cap Growth Series - Service Class MMCGSC	370,183	343,412
New Discovery Series - Service Class MNDSC	407,497	402,421
Value Series - Service Class MVFSC	10,495,777	8,270,008
Variable Insurance Trust II - International Value Portfolio - Service Class MVIVSC	113,018	125,270
Core Plus Fixed Income Portfolio - Class I MSVFI	67,662,745	67,747,239
Core Plus Fixed Income Portfolio - Class II MSVF2	368,846	320,792
Emerging Markets Debt Portfolio - Class I MSEM	3,156,170	3,071,670
Mid Cap Growth Portfolio - Class I MSVMG	16,531	20,932
U.S. Real Estate Portfolio - Class I MSVRE	306,818	420,189
AllianceBernstein NVIT Global Fixed Income Fund - Class III NVAGF3	790,677	824,869
American Century NVIT Multi Cap Value Fund - Class I NVAMV1	2,857,468	2,958,886
American Century NVIT Multi Cap Value Fund - Class II NVAMV2	234,780	244,960
American Funds NVIT Asset Allocation Fund - Class II GVAAA2	11,841,230	9,428,452
American Funds NVIT Bond Fund - Class II GVABD2	8,741,839	9,436,276
American Funds NVIT Global Growth Fund - Class II GVAGG2	7,467,824	5,758,744
American Funds NVIT Growth Fund - Class II GVAGR2	10,461,330	7,251,466
American Funds NVIT Growth-Income Fund - Class II GVAGI2	3,686,393	3,039,569
Federated NVIT High Income Bond Fund - Class I HIBF	11,020,070	9,216,431
Federated NVIT High Income Bond Fund - Class III HIBF3	48,430,037	62,291,237
Gartmore NVIT Emerging Markets Fund - Class I GEM	675,450	610,799
Gartmore NVIT Emerging Markets Fund - Class III GEM3	27,350,032	15,635,398
Gartmore NVIT Emerging Markets Fund - Class VI GEM6	640,106	379,631
Gartmore NVIT Global Utilities Fund - Class I GVGU1	31,732	21,508
Gartmore NVIT Global Utilities Fund - Class III GVGU	10,915,780	9,182,375
Gartmore NVIT International Equity Fund - Class I GIG	468,087	524,656
Gartmore NVIT International Equity Fund - Class III GIG3	13,470,810	8,243,318
Gartmore NVIT International Equity Fund - Class VI NVIE6	10,641	6,809
Gartmore NVIT Worldwide Leaders Fund - Class I GEF	1,092,855	1,565,793
Gartmore NVIT Worldwide Leaders Fund - Class III GEF3	3,397,154	2,028,981
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I NVNMO1	22,457,201	25,427,071
Neuberger Berman NVIT Socially Responsible Fund - Class I NVNSR1	2,738,299	3,192,869
Neuberger Berman NVIT Socially Responsible Fund - Class II NVNSR2	33	40
NVIT Cardinal Aggressive Fund - Class II NVCRA2	762,108	1,022,135
NVIT Cardinal Balanced Fund - Class II NVCRB2	2,063,054	2,356,292
NVIT Cardinal Capital Appreciation Fund - Class II NVCCA2	1,090,644	1,018,419
NVIT Cardinal Conservative Fund - Class II NVCCN2	2,853,732	3,256,802
NVIT Cardinal Moderate Fund - Class II NVCMD2	3,014,936	3,308,945
NVIT Cardinal Moderately Aggressive Fund - Class II NVCMA2	1,777,855	2,131,665
NVIT Cardinal Moderately Conservative Fund - Class II NVCMC2	2,969,867	3,527,404
NVIT Core Bond Fund - Class I NVCBD1	5,356,026	5,677,250
NVIT Core Bond Fund - Class II NVCBD2	33,277	37,316
NVIT Core Plus Bond Fund - Class II NVLCP2	3,035,220	3,239,014
NVIT Fund - Class I TRF	28,965,823	24,850,346
NVIT Fund - Class II TRF2	376,907	316,736
NVIT Global Financial Services Fund - Class I GVGF1	5,592	3,879
NVIT Global Financial Services Fund - Class III GVGFS	4,286,475	4,560,167
NVIT Government Bond Fund - Class I GBF	90,108,587	95,058,278
NVIT Government Bond Fund - Class II GBF2	3,325,780	3,370,229
NVIT Growth Fund - Class I CAF	3,022,131	4,715,719
NVIT Health Sciences Fund - Class I GVGH1	72,572	68,356
NVIT Health Sciences Fund - Class III GVGHS	14,559,792	14,304,652
NVIT International Index Fund - Class VIII GVIX8	1,305,557	852,216
NVIT Investor Destinations Aggressive Fund - Class II GVIDA	15,263,277	10,865,176
NVIT Investor Destinations Balanced Fund - Class II NVDBL2	448,827	488,136
NVIT Investor Destinations Capital Appreciation Fund - Class II NVDCA2	561,745	578,377
NVIT Investor Destinations Conservative Fund - Class II GVIDC	16,982,046	16,453,333
(Continued)

116

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

NVIT Investor Destinations Moderate Fund - Class II GVIDM	72,458,263	67,094,013
NVIT Investor Destinations Moderately Aggressive Fund - Class II GVDMA	41,139,155	34,449,746
NVIT Investor Destinations Moderately Conservative Fund - Class II GVDMC	28,017,362	25,582,447
NVIT Leaders Fund - Class III GVUSL	8,988,560	6,381,339
NVIT Mid Cap Index Fund - Class I MCIF	28,834,484	29,502,599
NVIT Money Market Fund - Class I SAM	213,431,233	213,431,233
NVIT Multi-Manager International Growth Fund - Class I NVMIG1	10,047	9,077
NVIT Multi-Manager International Growth Fund - Class III NVMIG3	14,490,287	16,572,260
NVIT Multi-Manager International Value Fund - Class II GVDIV2	359	249
NVIT Multi-Manager International Value Fund - Class III GVDIV3	8,311,608	4,498,986
NVIT Multi-Manager International Value Fund - Class VI GVDIV6	667,064	351,070
NVIT Multi-Manager Large Cap Growth Fund - Class I NVMLG1	7,922,456	9,129,069
NVIT Multi-Manager Large Cap Growth Fund - Class II NVMLG2	306,278	349,500
NVIT Multi-Manager Large Cap Value Fund - Class I NVMLV1	2,903,172	2,697,285
NVIT Multi-Manager Large Cap Value Fund - Class II NVMLV2	1,564,380	1,727,526
NVIT Multi-Manager Mid Cap Growth Fund - Class I NVMMG1	17,332,365	22,594,063
NVIT Multi-Manager Mid Cap Growth Fund - Class II NVMMG2	1,348,672	1,606,109
NVIT Multi-Manager Mid Cap Value Fund - Class II NVMMV2	16,928,015	19,883,689
NVIT Multi-Manager Small Cap Growth Fund - Class I SCGF	7,132,277	5,813,228
NVIT Multi-Manager Small Cap Growth Fund - Class II SCGF2	246,346	241,196
NVIT Multi-Manager Small Cap Value Fund - Class I SCVF	38,020,576	28,111,660
NVIT Multi-Manager Small Cap Value Fund - Class II SCVF2	761,180	550,842
NVIT Multi-Manager Small Company Fund - Class I SCF	42,789,791	28,307,834
NVIT Multi-Manager Small Company Fund - Class II SCF2	1,289,477	854,139
NVIT Multi-Sector Bond Fund - Class I MSBF	24,515,570	21,361,067
NVIT Short Term Bond Fund - Class II NVSTB2	7,829,370	7,869,047
NVIT Technology & Communications Fund - Class I GGTC	1,011,975	1,022,747
NVIT Technology & Communications Fund - Class III GGTC3	10,971,600	13,015,504
NVIT U.S. Growth Leaders Fund - Class I GVUG1	415,458	342,144
NVIT U.S. Growth Leaders Fund - Class III GVUGL	10,681,124	8,483,016
Oppenheimer NVIT Large Cap Growth Fund - Class I NVOLG1	16,966,533	16,969,885
Oppenheimer NVIT Large Cap Growth Fund - Class II NVOLG2	360,927	368,610
Templeton NVIT International Value Fund - Class III NVTIV3	2,439,679	2,925,721
Van Kampen NVIT Comstock Value Fund - Class I EIF	8,443,202	7,638,763
Van Kampen NVIT Real Estate Fund - Class I NVRE1	19,587,228	25,914,156
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares AMTB	14,700,143	13,179,185
Foreign Bond Portfolio (Unhedged) - Advisor Class PMVFAD	2,347,493	2,385,522
Low Duration Portfolio - Advisor Class PMVLAD	13,860,434	13,859,283
V.I. Basic Balanced Fund - Series I AVB	196,831	171,821
V.I. Basic Value Fund - Series II AVBV2	12,308	13,472
V.I. Capital Appreciation Fund - Series I AVCA	24,051	23,626
V.I. Capital Appreciation Fund - Series II AVCA2	227,422	274,509
V.I. Capital Development Fund - Series II AVCD2	1,367,478	1,556,526
V.I. Core Equity Fund - Series I AVGI	161,998	162,847
V.I. Core Equity Fund - Series II AVCE2	440,639	428,865
V.I. Global Health Care Fund - Series I IVHS	47,086	35,782
V.I. Global Real Estate Fund - Series I IVRE	151,264	88,553
VPS Growth and Income Portfolio - Class B ALVGIB	600,651	431,211
VPS Large Cap Growth Portfolio - Class B ALVPGB	484,946	566,120
VPS Small/Mid Cap Value Portfolio - Class B ALVSVB	8,212,643	9,840,015
VP Income & Growth Fund - Class I ACVIG	15,279,660	13,779,228
VP Income & Growth Fund - Class II ACVIG2	379,552	319,221
VP Inflation Protection Fund - Class II ACVIP2	14,255,469	14,685,508
VP International Fund - Class I ACVI	289,325	378,767
VP International Fund - Class III ACVI3	17,776	21,231
VP Mid Cap Value Fund - Class I ACVMV1	4,826,481	5,455,046
VP Mid Cap Value Fund - Class II ACVMV2	73,024	62,337
VP Ultra(R) Fund - Class I ACVU1	27,913	33,758
VP Value Fund - Class I ACVV	234,627,231	194,258,328
VP Value Fund - Class II ACVV2	5,556,703	4,615,206
Small Cap Stock Index Portfolio - Service Shares DVSCS	16,357,480	15,767,467
Stock Index Fund, Inc. - Initial Shares DSIF	51,754,241	59,621,143
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares DSRG	5,793,710	7,096,792
The Dreyfus Socially Responsible Growth Fund, Inc. - Service Shares DSRGS	31,540	36,611
Appreciation Portfolio - Initial Shares DCAP	10,748,070	9,560,866
Appreciation Portfolio - Service Shares DCAPS	409,797	386,478
Developing Leaders Portfolio - Initial Shares DSC	176,436	111,622
International Value Portfolio - Initial Shares DVIV	203,169	143,576
Capital Appreciation Fund II - Service Shares FCA2S	191,979	231,274
Clover Value Fund II - Service Shares FALFS	311,533	193,681
High Income Bond Fund II - Service Shares FHIBS	1,928,141	1,742,842
Market Opportunity Fund II - Service Shares FVMOS	3,256,727	3,119,934
Quality Bond Fund II - Primary Shares FQB	35,522,907	34,007,475
Quality Bond Fund II - Service Shares FQBS	2,072,386	2,015,236
Contrafund Portfolio - Service Class 2 FC2	15,595,703	13,196,675
Fidelity(R) VIP Fund - Value Strategies Portfolio - Service Class 2 FVSS2	685,819	463,568
VIP Fund - Contrafund Portfolio - Service Class FCS	498,782,225	431,060,040
VIP Fund - Energy Portfolio - Service Class 2 FNRS2	12,471,761	7,836,923
VIP Fund - Equity-Income Portfolio - Service Class FEIS	69,347,586	56,081,927
VIP Fund - Equity-Income Portfolio - Service Class 2 FEI2	2,471,039	1,893,129
VIP Fund - Freedom Fund 2010 Portfolio - Service Class FF10S	3,211,653	2,877,052
VIP Fund - Freedom Fund 2010 Portfolio - Service Class 2 FF10S2	12,460	11,256
VIP Fund - Freedom Fund 2020 Portfolio - Service Class FF20S	1,672,081	1,406,374
VIP Fund - Freedom Fund 2020 Portfolio - Service Class 2 FF20S2	18,230	14,590
VIP Fund - Freedom Fund 2030 Portfolio - Service Class FF30S	1,119,203	787,581
(Continued)

117

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

VIP Fund - Freedom Fund 2030 Portfolio - Service Class 2 FF30S2	70,550	48,115
VIP Fund - Growth Opportunities Portfolio - Service Class FGOS	24,073,821	28,361,963
VIP Fund - Growth Portfolio - Service Class FGS	22,188,232	30,220,021
VIP Fund - Growth Portfolio - Service Class 2 FG2	663,150	742,224
VIP Fund - High Income Portfolio - Service Class FHIS	17,374,772	14,886,588
VIP Fund - High Income Portfolio - Service Class R FHISR	23,642,606	31,027,629
VIP Fund - Investment Grade Bond Portfolio - Service Class FIGBS	20,251,411	21,513,632
VIP Fund - Mid Cap Portfolio - Service Class FMCS	9,850,748	7,843,213
VIP Fund - Mid Cap Portfolio - Service Class 2 FMC2	3,113,175	2,677,669
VIP Fund - Overseas Portfolio - Service Class FOS	4,016,679	4,242,070
VIP Fund - Overseas Portfolio - Service Class 2 R FO2R	2,029,165	1,694,796
VIP Fund - Overseas Portfolio - Service Class R FOSR	14,033,940	10,600,239
VIP Fund - Value Strategies Portfolio - Service Class FVSS	6,806,195	7,490,032
Franklin Income Securities Fund - Class 2 FTVIS2	15,554,731	12,209,795
Franklin Rising Dividends Securities Fund - Class 2 FTVRD2	121,367	116,980
Franklin Small Cap Value Securities Fund - Class 2 FTVSV2	8,960,875	8,941,938
Templeton Developing Markets Securities Fund - Class 3 FTVDM3	7,421,711	8,703,253
Templeton Foreign Securities Fund - Class 2 TIF2	3,120	3,096
Templeton Foreign Securities Fund - Class 3 TIF3	4,632,021	3,908,882
Templeton Global Bond Securities Fund - Class 3 FTVGI3	10,064,460	10,950,482
VIP Founding Funds Allocation Fund - Class 2 FTVFA2	1,000,587	1,290,732
Guardian Portfolio - I Class Shares AMGP	110,776	141,926
International Portfolio - S Class Shares AMINS	1,239	1,329
Mid-Cap Growth Portfolio - I Class Shares AMCG	126,489	106,326
Partners Portfolio - I Class Shares AMTP	480,080	503,939
Regency Portfolio - S Class Shares AMRS	834	1,014
Small-Cap Growth Portfolio - S Class Shares AMFAS	871,581	986,790
Socially Responsive Portfolio - I Class Shares AMSRS	3,311,694	2,390,037
Capital Appreciation Fund/VA - Service Class OVCAFS	3,329,449	3,829,354
Capital Appreciation Fund/VA - Non-Service Shares OVGR	119,489,976	152,349,950
Global Securities Fund/VA - Class 3 OVGS3	21,253,132	21,693,642
Global Securities Fund/VA - Non-Service Shares OVGS	10,089,031	15,557,861
Global Securities Fund/VA - Service Class OVGSS	565,813	920,105
High Income Fund/VA - Class 3 OVHI3	1,781,569	2,093,909
High Income Fund/VA - Non-Service Shares OVHI	60,220	14,959
High Income Fund/VA - Service Class OVHIS	13,004	3,171
Main Street Fund(R)/VA - Non-Service Shares OVGI	47,659,247	51,652,556
Main Street Fund(R)/VA - Service Class OVGIS	599,242	657,621
Main Street Small Cap Fund(R)/VA - Non-Service Shares OVSC	19,948,896	22,085,342
Main Street Small Cap Fund(R)/VA - Service Class OVSCS	18,708	17,881
MidCap Fund/VA - Non-Service Shares OVAG	10,666,287	11,204,408
Strategic Bond Fund/VA - Service Class OVSBS	1,389,361	1,418,918
Real Return Portfolio - Administrative Class PMVRRA	441,546	450,470
Series D (Global Series) SBLD	55,451	41,193
Series J (Mid Cap Growth Series) SBLJ	32,300	34,959
Series N (Managed Asset Allocation Series) SBLN	53,218	50,476
Series O (All Cap Value Series) SBLO	313,070	331,353
Series P (High Yield Series) SBLP	199,283	265,539
Series Q (Small Cap Value Series) SBLQ	207,383	212,591
Series V (Mid Cap Value Series) SBLV	245,246	245,690
Series X (Small Cap Growth Series) SBLX	8,512	12,238
Series Y (Select 25 Series) SBLY	7,868	10,433
Total Return Portfolio - Administrative Class PMVTRA	748,641	800,664
Putnam VT Growth and Income Fund - IB Shares PVGIB	1,921	1,049
Capital Growth Portfolio - Class II ACEG2	325,774	449,170
Comstock Portfolio - Class II ACC2	2,101,290	2,111,282
Diversified Stock Fund Class A Shares VYDS	1,359,959	1,540,096
Micro-Cap Portfolio - Investment Class ROCMC	216,165	145,815
Blue Chip Growth Portfolio - II TRBCG2	15,034,469	18,278,625
Equity Income Portfolio - II TREI2	25,155,605	25,108,102
Health Sciences Portfolio - II TRHS2	727,380	790,010
Limited-Term Bond Portfolio - II TRLT2	53	53
Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Class R1 VWEMR	10,393,455	10,781,448
Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Initial Class VWEM	6,676,930	4,260,507
Worldwide Insurance Trust - Worldwide Hard Assets Fund - Class R1 VWHAR	10,068,811	8,185,566
Worldwide Insurance Trust - Worldwide Hard Assets Fund - Initial Class VWHA	1,319,145	2,297,758
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy WRASP	33,445,533	47,765,603
Ivy Fund Variable Insurance Portfolios, Inc. - Balanced WRBP	6,759,028	9,672,084
Ivy Fund Variable Insurance Portfolios, Inc. - Bond WRBDP	21,144,881	20,780,839
Ivy Fund Variable Insurance Portfolios, Inc. - Core Equity WRCEP	26,368,824	28,404,533
Ivy Fund Variable Insurance Portfolios, Inc. - Dividend Opportunities WRDIV	4,955,773	4,765,677
Ivy Fund Variable Insurance Portfolios, Inc. - Energy WRENG	2,176,183	1,923,387
Ivy Fund Variable Insurance Portfolios, Inc. - Global Natural Resources WRGNR	15,343,242	11,559,081
Ivy Fund Variable Insurance Portfolios, Inc. - Growth WRGP	22,630,993	31,767,449
Ivy Fund Variable Insurance Portfolios, Inc. - High Income WRHIP	16,354,787	16,151,162
Ivy Fund Variable Insurance Portfolios, Inc. - International Growth WRIP	6,883,863	9,970,837
Ivy Fund Variable Insurance Portfolios, Inc. - International Value WRI2P	5,867,662	4,294,284
Ivy Fund Variable Insurance Portfolios, Inc. - Micro Cap Growth WRMIC	1,263,334	1,136,322
Ivy Fund Variable Insurance Portfolios, Inc. - Mid Cap Growth WRMCG	2,859,439	3,319,192
(Continued)

118

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

Ivy Fund Variable Insurance Portfolios, Inc. - Money Market WRMMP	21,420,435	21,420,435
Ivy Fund Variable Insurance Portfolios, Inc. - Mortgage Securities WRMSP	6,576,569	5,904,620
Ivy Fund Variable Insurance Portfolios, Inc. - Real Estate Securities WRRESP	3,453,332	2,468,507
Ivy Fund Variable Insurance Portfolios, Inc. - Science and Technology WRSTP	11,884,408	18,397,628
Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Growth WRSCP	13,194,085	15,455,319
Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Value WRSCV	2,299,690	2,201,458
Ivy Fund Variable Insurance Portfolios, Inc. - Value WRVP	11,232,054	11,598,422
Advantage Funds Variable Trust - VT Opportunity Fund SVOF	118,035	146,767
Advantage Funds Variable Trust - VT Small Cap Growth Fund WFVSCG	16,123,723	17,347,356

Total	$3,014,977,004	$2,958,443,242

(5) Financial Highlights

The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values and contract owners’ equity outstanding for variable annuity contracts as of the end of the periods indicated, and contract expense rate, investment income ratio and total return for each period in the five-year period ended December 31, 2010. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented.

(Continued)

119

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Capital Manager Equity VIF (BBCMAG)
2010	0.95% to 1.70%	65,988	$11.60 to $ 10.82	$732,063	1.53%	13.89% to 13.02%
2009	0.95% to 1.75%	79,522	$10.19 to 9.52	780,089	0.86%	24.05% to 22.87%
2008	0.95% to 1.75%	110,981	8.21 to 7.75	884,049	1.32%	-38.81% to -39.38%
2007	0.95% to 1.75%	152,662	13.42 to 12.79	1,993,781	2.69%	1.09% to 0.33%
2006	0.95% to 1.75%	167,149	13.27 to 12.75	2,170,620	1.06%	14.63% to 13.76%
Large Cap VIF (BBGI)
2010	0.95% to 1.65%	123,387	10.63 to 9.96	1,280,950	1.19%	10.87% to 10.08%
2009	0.95% to 1.75%	181,163	9.58 to 8.96	1,698,220	1.01%	17.37% to 16.24%
2008	0.95% to 1.90%	261,627	8.17 to 7.62	2,093,573	1.51%	-38.03% to -38.72%
2007	0.95% to 1.90%	393,076	13.18 to 12.44	5,067,332	2.32%	-6.77% to -7.62%
2006	0.95% to 2.00%	325,009	14.13 to 13.4	4,521,052	1.32%	20.13% to 18.93%
Mid Cap Growth VIF (BBCA)
2009	0.95% to 2.05%	93,676	12.21 to 11.14	1,121,159	0.00%	26.47% to 24.76%
2008	0.95% to 2.05%	117,435	9.66 to 8.93	1,112,358	0.00%	-52.24% to -52.82%
2007	0.95% to 2.05%	194,644	20.22 to 18.93	3,836,231	0.00%	33.73% to 32.32%
2006	0.95% to 2.05%	212,034	15.12 to 14.31	3,142,013	0.43%	2.28% to 1.21%
Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class III (MLVGA3)
2010	0.95% to 2.20%	2,250,841	13.16 to 12.88	29,496,902	1.53%	8.72% to 7.35%
2009	0.95% to 2.30%	1,329,525	12.1 to 12	16,061,460	2.54%	21.01% to 19.95%	*
Credit Suisse Trust-International Equity Flex III Portfolio (CSIEF3)
2010	0.95% to 1.35%	98,789	10.01 to 11.18	1,109,618	0.10%	11.17% to 10.72%
2009	0.95% to 1.20%	118,233	9 to 10.73	1,195,448	0.00%	-10.00% to 7.3%	*
U.S. Equity Flex I Portfolio (WSCP)
2010	0.95% to 1.85%	387,091	12.30 to 12.16	4,784,269	0.15%	13.37% to 12.34%
2009	0.95% to 1.85%	465,051	10.85 to 10.83	5,075,301	0.00%	8.51% to 8.26%	*
VA International Equity Fund (HVIE)
2010	0.95% to 1.20%	477	10.32 to 10.32	4,922	0.00%	3.20% to 3.15%	*
VA Situs Fund (HVSIT)
2010	0.95% to 1.20%	1,356	11.30 to 11.29	15,316	0.00%	12.96% to 12.91%	*
Insurance Trust - Insurance Trust Mid Cap Value Portfolio 1 (JPMMV1)
2010	0.95% to 2.20%	817,428	14.72 to 13.53	11,891,483	1.22%	22.28% to 20.74%
2009	0.95% to 2.30%	921,638	$12.04 to 11.13	10,981,625	0.00%	25.49% to 23.63%
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)
2010	1.25%	7,409	15.28	113,236	2.54%	6.80%
2009	1.25%	7,927	14.31	113,433	2.77%	24%
2008	1.25%	7,919	11.54	91,385	2.94%	-17.11%
2007	1.25%	2,342	13.93	32,613	1.73%	8.9%
2006	1.25%	3,983	12.79	50,931	1.41%	9.04%
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
2010	0.95% to 2.25%	12,264,933	10.05 to 8.70	121,067,434	0.22%	5.47% to 4.08%
2009	0.95% to 2.40%	14,689,565	9.53 to 12.59	138,297,870	0.01%	44.63% to 42.3%
2008	0.95% to 2.50%	15,992,721	6.59 to 8.75	105,562,337	0.01%	-44.84% to -45.72%
2007	0.95% to 2.70%	19,196,350	11.94 to 15.84	237,096,056	0.17%	35.33% to 33.04%
2006	0.95% to 2.70%	20,957,631	8.83 to 11.9	208,004,922	0.13%	8.08% to 6.22%
Janus Aspen Series - Global Technology Portfolio - Service II Shares (JAGTS2)
2010	0.95% to 2.20%	1,087,988	15.69 to 14.06	16,812,409	0.00%	23.33% to 21.78%
2009	0.95% to 2.30%	1,031,386	12.72 to 11.44	12,931,641	0.00%	55.6% to 53.35%
2008	0.95% to 2.40%	1,067,580	8.18 to 7.41	8,611,584	0.09%	-44.43% to -45.3%
2007	0.95% to 2.40%	1,356,019	14.71 to 13.55	19,686,825	0.31%	20.59% to 18.9%
2006	0.95% to 2.55%	1,632,227	12.2 to 11.31	19,619,098	0.00%	6.92% to 5.25%
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)
2010	0.95% to 2.20%	3,870,859	5.18 to 4.51	19,788,975	0.00%	23.22% to 21.66%
2009	0.95% to 2.20%	4,618,124	4.2 to 3.7	19,180,095	0.00%	55.41% to 53.45%
2008	0.95% to 2.20%	5,376,361	2.7 to 2.41	14,382,179	0.09%	-44.5% to -45.21%
2007	0.95% to 2.35%	7,228,127	4.87 to 4.33	34,779,860	0.30%	20.54% to 18.9%
2006	0.95% to 2.45%	10,187,641	4.04 to 3.61	40,276,993	0.00%	6.81% to 5.25%
Janus Aspen Series - INTECH Risk-Managed Core Portfolio - Service Shares (JARLCS)
2009	1.25%	475	$13.54	6,437	0.83%	21.02%
2008	0.95% to 2.50%	140,574	11.38 to 10.41	1,579,143	0.67%	-36.85% to -37.84%
2007	0.95% to 2.50%	177,353	18.02 to 16.74	3,150,367	0.47%	5.12% to 3.47%
2006	0.95% to 2.45%	204,029	17.14 to 16.25	3,456,456	0.10%	9.72% to 8.11%
Janus Aspen Series -Overseas Portfolio - Service II Shares (JAIGS2)
2010	0.95% to 2.20%	4,043,040	30.47 to 27.29	121,341,628	0.53%	23.84% to 22.28%
2009	0.95% to 2.70%	4,589,729	24.6 to 21.49	111,311,388	0.42%	77.37% to 74%
2008	0.95% to 2.70%	4,486,666	13.87 to 12.35	61,384,776	2.75%	-52.66% to -53.56%
2007	0.95% to 2.70%	6,157,632	29.3 to 26.59	178,045,971	0.44%	26.85% to 24.76%
2006	0.95% to 2.65%	6,727,631	23.1 to 21.36	153,417,136	2.17%	45.31% to 43.03%
(Continued)

120

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)
2010	0.95% to 2.20%	4,560,947	$17.92 to $ 15.60	$80,556,813	0.54%	23.83% to 22.27%
2009	0.95% to 2.20%	5,558,077	14.47 to 12.76	79,406,176	0.42%	77.37% to 75.13%
2008	0.95% to 2.25%	6,684,942	8.16 to 12.71	54,098,651	2.65%	-52.68% to -53.36%
2007	0.95% to 2.50%	8,694,808	17.24 to 26.63	153,997,686	0.44%	26.8% to 24.96%
2006	0.95% to 2.50%	10,413,775	13.6 to 21.31	164,415,764	1.85%	45.24% to 43.19%
Investors Growth Stock Series - Service Class (MIGSC)
2010	1.25% to 2.25%	15,259	12.37 to 11.47	188,641	0.30%	10.79% to 9.58%
2009	1.25% to 2.25%	17,463	11.17 to 10.47	194,959	0.44%	37.36% to 35.97%
2008	1.25% to 2.25%	18,125	8.13 to 7.7	147,243	0.29%	-37.77% to -38.40%
2007	1.25% to 2.25%	20,042	13.07 to 12.5	261,817	0.09%	9.63% to 8.51%
2006	1.25% to 2.25%	23,107	11.92 to 11.51	275,266	0.00%	5.97% to 4.9%
Mid Cap Growth Series - Service Class (MMCGSC)
2010	1.50% to 2.60%	175,231	10.00 to 9.07	1,703,470	0.00%	27.27% to 25.85%
2009	1.5% to 2.60%	210,034	7.86 to 7.21	1,610,125	0.00%	39.13% to 37.58%
2008	1.50% to 2.60%	234,916	5.65 to 5.24	1,299,560	0.00%	-52.32% to -52.86%
2007	1.50% to 2.60%	259,737	11.85 to 11.11	3,023,470	0.00%	7.86% to 6.65%
2006	1.50% to 2.60%	304,947	10.98 to 10.42	3,298,879	0.00%	0.77% to -0.36%
New Discovery Series - Service Class (MNDSC)
2010	1.50% to 2.60%	84,336	15.23 to 13.82	1,241,335	0.00%	33.90% to 32.41%
2009	1.50% to 2.60%	106,493	11.38 to 10.44	1,173,015	0.00%	60.48% to 58.69%
2008	1.50% to 2.60%	101,953	7.09 to 6.58	703,563	0.00%	-40.43% to -41.1%
2007	1.50% to 2.60%	114,943	11.9 to 11.17	1,340,506	0.00%	0.71% to -0.42%
2006	1.50% to 2.60%	143,980	11.82 to 11.21	1,675,133	0.00%	11.24% to 10%
Value Series - Service Class (MVFSC)
2010	0.95% to 2.60%	3,299,060	10.52 to 12.11	35,605,645	1.35%	10.16% to 8.33%
2009	0.95% to 2.60%	3,696,423	9.55 to 11.18	36,396,990	1.16%	21.29% to 19.27%
2008	0.95% to 2.65%	3,458,496	7.87 to 8.59	28,395,671	1.10%	-33.38% to -34.58%
2007	0.95% to 2.65%	3,388,372	11.82 to 13.13	42,262,876	0.89%	6.57% to 4.8%
2006	0.95% to 2.60%	2,656,741	11.09 to 13.65	31,544,216	0.21%	10.91% to 17.38%	*
Variable Insurance Trust II - International Value Portfolio - Service Class (MVIVSC)
2010	0.95% to 2.00%	94,481	10.77 to 10.70	1,017,244	0.00%	7.75% to 6.99%	*
Core Plus Fixed Income Portfolio - Class I (MSVFI)
2010	0.95% to 1.85%	332,360	11.17 to 10.71	3,677,059	6.41%	6.13% to 5.16%
2009	0.95% to 1.85%	397,097	10.53 to 10.18	4,149,190	9.45%	8.6% to 7.62%
2008	0.95% to 2.20%	797,752	9.69 to 9.32	7,688,511	4.53%	-11.06% to -12.2%
2007	0.95% to 2.20%	1,037,706	10.9 to 10.62	11,267,437	4.26%	4.45% to 3.14%
2006	0.95% to 2.15%	385,528	10.43 to 10.3	4,016,565	0.90%	4.34% to 3.51%	*
Core Plus Fixed Income Portfolio - Class II (MSVF2)
2010	1.50% to 2.60%	66,721	11.22 to 10.30	728,272	3.93%	5.26% to 4.08%
2009	1.50% to 2.60%	63,439	10.66 to 9.89	659,139	6.43%	7.74% to 6.54%
2008	1.50% to 2.60%	75,504	9.9 to 9.29	731,256	4.73%	-11.8% to -12.78%
2007	1.50% to 2.60%	93,300	11.22 to 10.65	1,030,437	3.94%	3.63% to 2.47%
2006	1.50% to 2.60%	60,560	10.83 to 10.39	647,614	4.75%	2.01% to 0.88%
Emerging Markets Debt Portfolio - Class I (MSEM)
2010	0.95% to 2.15%	377,508	25.90 to 26.71	11,612,180	4.15%	8.70% to 7.39%
2009	0.95% to 2.20%	466,768	23.82 to 29.48	13,214,085	7.81%	28.97% to 27.35%
2008	0.95% to 2.20%	586,733	18.47 to 23.15	12,992,341	7.09%	-15.78% to -16.86%
2007	0.95% to 2.40%	837,101	21.93 to 27.34	22,021,247	6.99%	5.51% to 4.01%
2006	0.95% to 2.40%	1,142,148	20.79 to 26.29	28,742,683	8.28%	9.76% to 8.2%
Mid Cap Growth Portfolio - Class I (MSVMG)
2010	1.60% to 1.75%	6,496	10.74 to 10.57	68,671	0.00%	30.20% to 30.00%
2009	1.60% to 1.75%	4,834	8.25 to 8.13	39,312	0.00%	55.14% to 54.9%
2008	0.95% to 2.20%	1,708,103	5.63 to 5.04	9,472,731	0.81%	-47.27% to -47.94%
2007	0.95% to 2.20%	2,396,216	10.68 to 9.69	26,414,168	0.00%	21.49% to 19.95%
2006	0.95% to 2.65%	3,019,705	8.79 to 11.39	28,519,749	0.00%	8.24% to 6.46%
U.S. Real Estate Portfolio - Class I (MSVRE)
2010	1.60% to 1.75%	35,233	30.08 to 26.96	1,021,191	1.42%	27.89% to 27.69%
2009	0.95% to 1.75%	47,730	22.01 to 21.11	1,086,981	5.5%	27.13% to 26.11%
2008	0.95% to 2.85%	5,202,889	17.32 to 16.43	95,025,061	3.37%	-38.49% to -39.77%
2007	0.95% to 2.85%	7,005,630	28.15 to 27.28	208,397,721	1.16%	-17.86% to -19.4%
2006	0.95% to 2.85%	10,845,668	34.27 to 33.85	395,730,180	1.10%	36.74% to 34.27%
AllianceBernstein NVIT Global Fixed Income Fund - Class III (NVAGF3)
2010	0.95% to 1.70%	125,863	12.16 to 12.01	1,526,761	6.57%	7.21% to 6.40%
2009	0.95% to 1.70%	85,960	11.35 to 11.29	974,308	6.15%	13.46% to 12.93%	*
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
2010	0.95% to 2.25%	12,471,315	14.03 to 13.73	174,473,779	1.95%	12.39% to 10.91%
2009	0.95% to 1.85%	31,259	12.48 to 12.41	389,738	1.14%	24.85% to 24.14%	*
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)
2010	1.50% to 2.60%	256,614	13.85 to 13.59	3,535,740	1.29%	11.46% to 10.21%
(Continued)

121

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
2010	0.95% to 2.20%	3,070,605	$10.40 to $ 9.81	$31,664,338	1.47%	10.95% to 9.55%
2009	0.95% to 2.20%	3,655,535	9.38 to 8.95	34,018,642	0.07%	22.24% to 20.7%
2008	0.95% to 2.40%	3,842,337	7.67 to 7.37	29,292,495	2.23%	-30.44% to -31.51%
2007	0.95% to 2.40%	4,327,066	11.03 to 10.77	47,520,986	2.50%	5.13% to 3.63%
2006	0.95% to 2.40%	2,062,762	10.49 to 10.39	21,601,072	3.35%	4.9% to 3.89%	*
American Funds NVIT Bond Fund - Class II (GVABD2)
2010	0.95% to 2.20%	2,540,834	11.12 to 10.48	28,007,984	2.01%	4.98% to 3.66%
2009	0.95% to 2.20%	2,923,369	10.59 to 10.11	30,736,122	0.32%	11.08% to 9.68%
2008	0.95% to 2.40%	3,167,010	9.54 to 9.17	30,019,929	4.89%	-10.73% to -12.05%
2007	0.95% to 2.55%	3,680,238	10.68 to 10.4	39,146,057	9.06%	2% to 0.37%
2006	0.95% to 2.20%	1,263,418	10.47 to 10.39	13,209,750	0.99%	4.72% to 3.86%	*
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
2010	0.95% to 2.15%	2,352,559	11.47 to 10.83	26,749,892	0.82%	10.24% to 8.91%
2009	0.95% to 2.20%	2,651,292	10.4 to 9.92	27,381,129	0.00%	40.26% to 38.34%
2008	0.95% to 2.35%	2,607,903	7.42 to 7.14	19,230,688	2.63%	-39.22% to -40.13%
2007	0.95% to 2.20%	2,609,463	12.2 to 11.95	31,717,801	2.69%	13.27% to 11.84%
2006	0.95% to 2.10%	1,678,343	10.77 to 10.69	18,050,298	0.13%	7.74% to 6.91%	*
American Funds NVIT Growth Fund - Class II (GVAGR2)
2010	0.95% to 2.20%	4,103,841	10.15 to 9.57	41,328,804	0.16%	17.07% to 15.60%
2009	0.95% to 2.25%	4,400,289	8.67 to 8.24	37,905,563	0.00%	37.46% to 35.45%
2008	0.95% to 2.35%	3,724,440	6.31 to 6.07	23,357,171	2.02%	-44.74% to -45.59%
2007	0.95% to 2.20%	3,258,610	11.41 to 11.18	37,045,639	0.62%	10.83% to 9.48%
2006	0.95% to 2.20%	2,097,865	10.3 to 10.21	21,564,598	1.17%	2.99% to 2.12%	*
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
2010	0.95% to 2.05%	1,421,023	8.58 to 8.24	12,123,365	0.93%	9.92% to 8.70%
2009	0.95% to 2.05%	1,422,326	7.81 to 7.58	11,047,272	0.00%	29.45% to 28.01%
2008	0.95% to 2.40%	1,149,098	6.03 to 5.88	6,904,722	2.50%	-38.65% to -39.62%
2007	0.95% to 2.00%	537,058	9.83 to 9.76	5,271,094	2.43%	-1.71% to -2.4%	*
Federated NVIT High Income Bond Fund - Class I (HIBF)
2010	0.95% to 2.20%	1,905,594	18.17 to 13.93	33,448,436	8.32%	12.08% to 10.67%
2009	0.95% to 2.20%	2,432,766	16.22 to 12.59	38,123,665	9.44%	44.61% to 42.79%
2008	0.95% to 2.30%	3,127,646	11.21 to 9.12	33,826,109	8.67%	-28.67% to -29.68%
2007	0.95% to 2.30%	4,627,823	15.72 to 12.97	69,992,650	7.15%	2.15% to 0.79%
2006	0.95% to 2.50%	6,422,082	15.39 to 12.66	95,058,287	6.90%	9.56% to 7.88%
Federated NVIT High Income Bond Fund - Class III (HIBF3)
2010	0.95% to 2.20%	2,742,198	13.54 to 12.60	36,812,941	7.54%	12.09% to 10.67%
2009	0.95% to 2.20%	5,022,438	12.08 to 11.39	60,129,567	8.74%	44.69% to 42.82%
2008	0.95% to 2.65%	4,616,958	8.35 to 7.84	38,241,066	7.69%	-28.78% to -30.04%
2007	0.95% to 2.65%	3,454,996	11.73 to 11.21	40,229,839	7.23%	2.18% to 0.46%
2006	0.95% to 2.65%	5,044,302	11.47 to 11.16	57,586,745	7.11%	9.55% to 7.71%
Gartmore NVIT Emerging Markets Fund - Class I (GEM)
2010	0.95% to 2.05%	70,785	26.81 to 23.91	1,861,155	0.06%	15.07% to 13.80%
2009	0.95% to 2.05%	92,773	23.3 to 21.01	2,128,566	1.19%	61.76% to 59.97%
2008	0.95% to 2.10%	117,608	14.4 to 11.28	1,661,841	1.11%	-58.16% to -58.71%
2007	0.95% to 2.15%	168,853	34.42 to 27.22	5,566,627	0.66%	44.19% to 42.63%
2006	0.95% to 2.15%	210,317	23.87 to 19.08	4,768,329	0.70%	35.42% to 33.95%
Gartmore NVIT Emerging Markets Fund - Class III (GEM3)
2010	0.95% to 2.25%	1,961,773	29.40 to 26.22	56,857,465	0.07%	15.11% to 13.60%
2009	0.95% to 2.45%	2,343,389	25.54 to 22.73	59,011,515	1.29%	61.93% to 59.09%
2008	0.95% to 2.65%	2,568,733	15.77 to 14.09	39,928,488	1.05%	-58.23% to -59.01%
2007	0.95% to 2.65%	4,177,260	37.76 to 34.38	155,857,887	0.66%	44.16% to 41.87%
2006	0.95% to 2.65%	4,406,546	26.19 to 24.23	114,010,525	0.72%	35.35% to 33.2%
Gartmore NVIT Emerging Markets Fund - Class VI (GEM6)
2010	1.50% to 2.60%	45,329	22.47 to 20.85	994,617	0.00%	14.15% to 12.88%
2009	1.50% to 2.60%	57,783	19.68 to 18.47	1,113,594	1.11%	60.64% to 58.85%
2008	1.50% to 2.50%	57,587	12.25 to 11.68	694,612	0.97%	-58.5% to -58.92%
2007	1.50% to 2.60%	83,699	29.52 to 28.34	2,439,812	0.63%	43.26% to 41.65%
2006	1.50% to 2.60%	68,138	20.61 to 20	1,391,052	0.65%	34.51% to 33.02%
Gartmore NVIT Global Utilities Fund - Class I (GVGU1)
2009	1.25%	1,356	16.23	22,007	3.98%	6.66%
2008	1.25%	1,501	15.22	22,846	2.73%	-33.78%
2007	1.25%	3,488	22.98	80,150	2.52%	18.92%
2006	1.25%	3,870	19.32	74,779	2.52%	35.85%
Gartmore NVIT Global Utilities Fund - Class III (GVGU)
2009	0.95% to 2.25%	617,366	15.35 to 13.82	9,320,767	3.54%	6.95% to 5.55%
2008	0.95% to 2.65%	1,126,815	14.35 to 12.75	15,873,203	2.95%	-33.54% to -34.72%
2007	0.95% to 2.65%	1,589,344	21.59 to 19.54	33,738,996	2.31%	19.24% to 17.31%
2006	0.95% to 2.40%	2,128,548	18.11 to 16.87	38,016,144	2.48%	36.29% to 34.39%
(Continued)

122

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Gartmore NVIT International Equity Fund - Class I (GIG)
2010	0.95% to 1.85%	62,717	$12.28 to $ 11.18	$754,976	0.80%	12.22% to 11.20%
2009	0.95% to 1.85%	108,942	10.94 to 10.05	1,173,520	0.96%	28.49% to 27.32%
2008	0.95% to 1.85%	95,197	8.51 to 7.9	799,141	1.41%	-46.57% to -47.06%
2007	0.95% to 1.85%	100,313	15.94 to 14.92	1,534,448	0.42%	25.93% to 24.78%
2006	0.95% to 2.10%	121,194	12.65 to 10.95	1,468,870	1.17%	31.71% to 30.34%
Gartmore NVIT International Equity Fund - Class III (GIG3)
2010	0.95% to 2.20%	1,299,368	19.47 to 17.44	24,942,615	0.93%	12.19% to 10.78%
2009	0.95% to 2.45%	1,606,441	17.35 to 15.44	27,490,845	1.02%	28.44% to 26.23%
2008	0.95% to 2.65%	1,835,707	13.51 to 12.07	24,390,061	1.24%	-46.55% to -47.52%
2007	0.95% to 2.65%	2,612,842	25.28 to 22.99	65,136,925	0.44%	25.93% to 23.91%
2006	0.95% to 2.45%	2,362,026	20.07 to 18.73	46,790,507	1.12%	31.69% to 29.87%
Gartmore NVIT International Equity Fund - Class VI (NVIE6)
2010	1.25%	7,153	7.79	55,731	0.81%	11.62%
2009	1.25%	8,052	6.98	56,219	0.85%	27.83%
2008	1.25%	5,501	5.46	30,035	1.01%	-45.38%	*
Gartmore NVIT Worldwide Leaders Fund - Class I (GEF)
2010	0.95% to 2.20%	475,495	15.26 to 10.19	7,136,099	0.99%	10.40% to 9.01%
2009	0.95% to 2.20%	586,309	13.82 to 9.34	7,979,898	1.04%	23.82% to 22.25%
2008	0.95% to 2.20%	726,959	11.16 to 7.64	7,984,545	0.74%	-44.87% to -45.57%
2007	0.95% to 2.20%	930,932	20.25 to 14.04	18,529,122	0.39%	18.75% to 17.25%
2006	0.95% to 2.50%	1,244,511	17.05 to 12.53	20,854,713	0.82%	24.69% to 22.86%
Gartmore NVIT Worldwide Leaders Fund - Class III (GEF3)
2010	0.95% to 2.20%	252,208	20.53 to 18.63	5,115,978	0.97%	10.30% to 8.91%
2009	0.95% to 2.20%	352,465	18.61 to 17.1	6,481,949	1.03%	23.81% to 22.25%
2008	0.95% to 2.20%	421,671	15.03 to 13.99	6,267,551	0.65%	-44.86% to -45.55%
2007	0.95% to 2.30%	672,810	27.26 to 25.68	18,153,268	0.53%	18.8% to 17.29%
2006	0.95% to 2.45%	716,442	22.95 to 21.77	16,294,946	0.93%	24.62% to 22.85%
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
2010	0.95% to 2.25%	10,221,217	8.93 to 8.62	90,975,125	0.19%	14.51% to 13.01%
2009	0.95% to 2.30%	13,082,723	7.8 to 7.6	101,820,966	0.18%	51.51% to 49.15%
2008	0.95% to 1.65%	24,053	5.15 to 5.12	123,576	0.00%	-48.51% to -48.75%	*
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
2010	0.95% to 1.90%	318,693	9.79 to 9.53	3,107,996	0.70%	22.41% to 21.35%
2009	0.95% to 2.20%	545,466	8 to 7.81	4,351,485	0.47%	30.29% to 28.45%
2008	0.95% to 2.20%	1,045,538	6.14 to 6.08	6,412,440	0.50%	-38.61% to -39.18%	*
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
2010	2.20%	217	9.44	2,049	0.14%	20.85%
2009	2.20%	217	7.81	1,695	0.09%	28.38%
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)
2010	0.95% to 1.40%	289,171	9.29 to 9.16	2,674,006	0.32%	13.86% to 13.44%
2009	0.95% to 1.40%	291,521	8.15 to 8.07	2,370,573	0.96%	27.97% to 27.21%
2008	0.95% to 1.65%	203,409	6.37 to 6.34	1,293,902	1.60%	-36.28% to -36.63%	*
NVIT Cardinal Balanced Fund - Class II (NVCRB2)
2010	0.95% to 1.75%	962,233	10.30 to 10.08	9,861,670	0.86%	9.36% to 8.47%
2009	0.95% to 1.75%	589,939	9.42 to 9.29	5,537,130	2.17%	18.68% to 17.72%
2008	0.95% to 1.65%	382,103	7.94 to 7.9	3,028,279	1.57%	-20.62% to -20.99%	*
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
2010	0.95% to 1.80%	580,022	9.88 to 9.65	5,701,288	0.66%	11.32% to 10.37%
2009	0.95% to 1.80%	418,388	8.87 to 8.75	3,698,081	1.41%	22.98% to 21.93%
2008	0.95% to 1.80%	559,727	7.21 to 7.17	4,026,132	1.69%	-27.86% to -28.31%	*
NVIT Cardinal Conservative Fund - Class II (NVCCN2)
2010	0.95% to 1.90%	807,699	10.77 to 10.49	8,651,582	1.24%	5.79% to 4.77%
2009	0.95% to 1.85%	581,196	10.18 to 10.02	5,894,080	2.88%	11.95% to 10.93%
2008	0.95% to 2.00%	283,337	9.09 to 9.03	2,573,288	1.66%	-9.09% to -9.74%	*
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
2010	0.95% to 1.80%	1,912,124	10.09 to 9.86	19,202,888	0.84%	10.31% to 9.37%
2009	0.95% to 1.85%	1,273,021	9.15 to 9	11,603,008	1.95%	20.79% to 19.61%
2008	0.95% to 1.85%	742,815	7.57 to 7.52	5,617,401	1.74%	-24.27% to -24.76%	*
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
2010	0.95% to 1.55%	703,800	9.64 to 9.48	6,757,246	0.60%	12.23% to 11.56%
2009	0.95% to 1.60%	487,057	8.59 to 8.49	4,172,398	1.51%	25.38% to 24.55%
2008	0.95% to 1.65%	303,444	6.85 to 6.81	2,076,138	1.62%	-31.5% to -31.86%	*
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)
2010	0.95% to 1.85%	798,523	10.47 to 10.22	8,326,251	1.01%	8.00% to 7.02%
2009	0.95% to 1.85%	633,405	9.7 to 9.55	6,123,239	2.42%	16.56% to 15.47%
2008	0.95% to 1.85%	445,889	8.32 to 8.27	3,703,801	2.01%	-16.81% to -17.34%	*
(Continued)

123

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Core Bond Fund - Class I (NVCBD1)
2010	0.95% to 1.90%	722,330	$11.29 to $11.01	$8,117,766	2.70%	6.04% to 5.06%
2009	0.95% to 2.30%	669,759	10.65 to 10.41	7,107,261	3.38%	7.75% to 6.31%
2008	0.95% to 2.05%	109,155	9.88 to 9.81	1,077,426	3.03%	-1.18% to -1.91%	*
NVIT Core Bond Fund - Class II (NVCBD2)
2010	1.50% to 2.50%	72,196	11.05 to 10.75	789,449	2.52%	5.18% to 4.11%
2009	1.50% to 2.50%	63,999	10.51 to 10.33	668,098	3.22%	6.96% to 5.88%
2008	1.50% to 2.50%	10,259	9.82 to 9.76	100,446	3.99%	-1.76% to -2.43%	*
NVIT Core Plus Bond Fund - Class II (NVLCP2)
2010	0.95% to 2.20%	307,535	12.18 to 11.78	3,728,394	2.46%	7.09% to 5.74%
2009	0.95% to 2.20%	344,564	11.38 to 11.14	3,910,872	5.36%	15.33% to 13.88%
2008	0.95% to 1.65%	53,319	9.87 to 9.82	525,408	3.84%	-1.34% to -1.8%	*
NVIT Fund - Class I (TRF)
2010	0.95% to 2.20%	9,987,008	12.59 to 8.47	124,151,365	1.00%	12.37% to 10.96%
2009	0.95% to 2.30%	11,511,657	11.21 to 8.07	127,435,570	1.32%	24.9% to 22.98%
2008	0.95% to 2.65%	13,778,445	8.97 to 6.33	122,081,060	1.37%	-42.11% to -43.17%
2007	0.95% to 2.65%	18,302,786	15.5 to 11.15	279,523,271	1.05%	7.15% to 5.36%
2006	0.95% to 2.65%	23,824,168	14.47 to 10.58	339,222,705	1.89%	12.55% to 10.67%
NVIT Fund - Class II (TRF2)
2010	1.50% to 2.60%	59,096	10.84 to 9.83	623,121	0.70%	11.53% to 10.28%
2009	1.50% to 2.60%	90,233	9.72 to 8.92	855,533	1.09%	23.67% to 22.29%
2008	1.50% to 2.60%	87,219	7.86 to 7.29	671,229	1.14%	-42.49% to -43.13%
2007	1.50% to 2.60%	115,811	13.66 to 12.82	1,545,946	0.76%	6.27% to 5.07%
2006	1.50% to 2.60%	181,993	12.86 to 12.2	2,282,112	0.92%	11.7% to 10.46%
NVIT Global Financial Services Fund - Class I (GVGF1)
2009	1.25%	294	12.61	3,712	1.13%	30.11%
2008	1.25%	346	9.69	3,353	1.82%	-46.95%
2007	1.25%	1,311	18.27	23,954	3.02%	-2.3%
2006	1.25%	1,731	18.7	32,372	1.24%	18.82%
NVIT Global Financial Services Fund - Class III (GVGFS)
2009	0.95% to 2.15%	331,596	13.3 to 12.08	4,332,608	1.1%	30.68% to 29.09%
2008	0.95% to 2.40%	450,548	10.18 to 9.2	4,511,348	2.07%	-46.73% to -47.6%
2007	0.95% to 2.65%	451,291	19.11 to 17.29	8,480,901	2.92%	-2.07% to -3.71%
2006	0.95% to 2.65%	674,775	19.51 to 17.96	12,967,114	2.05%	19.2% to 17.25%
NVIT Government Bond Fund - Class I (GBF)
2010	0.95% to 2.25%	15,180,960	17.82 to 14.63	253,606,247	2.91%	3.79% to 2.42%
2009	0.95% to 2.45%	18,571,113	17.17 to 13.31	298,915,230	3.28%	1.71% to 0.2%
2008	0.95% to 2.70%	25,449,213	16.88 to 12.95	401,600,441	4.25%	6.7% to 4.84%
2007	0.95% to 2.55%	29,988,338	15.82 to 12.52	441,809,358	4.36%	6.13% to 4.44%
2006	0.95% to 2.55%	34,986,437	14.91 to 11.99	483,859,446	3.96%	2.36% to 0.72%
NVIT Government Bond Fund - Class II (GBF2)
2010	1.50% to 2.60%	626,493	13.02 to 11.81	7,945,256	2.60%	2.96% to 1.81%
2009	1.50% to 2.60%	853,076	12.65 to 11.6	10,524,843	3.1%	0.89% to -0.23%
2008	1.50% to 2.60%	1,063,595	12.54 to 11.63	13,041,427	3.97%	5.87% to 4.69%
2007	1.50% to 2.60%	1,206,275	11.84 to 11.11	14,003,822	4.17%	5.3% to 4.12%
2006	1.50% to 2.60%	1,305,790	11.24 to 10.67	14,449,913	3.79%	1.46% to 0.33%
NVIT Growth Fund - Class I (CAF)
2010	0.95% to 2.05%	3,600,445	8.86 to 5.49	30,828,620	0.63%	18.12% to 16.81%
2009	0.95% to 2.05%	4,093,988	7.5 to 4.7	29,698,562	0.56%	32.2% to 30.74%
2008	0.95% to 2.50%	4,801,429	5.67 to 3.62	26,271,368	0.27%	-39.29% to -40.29%
2007	0.95% to 2.50%	6,528,710	9.34 to 6.06	58,670,198	0.17%	18.4% to 16.62%
2006	0.95% to 2.50%	8,225,494	7.89 to 5.2	62,375,925	0.05%	5.16% to 3.55%
NVIT Health Sciences Fund - Class I (GVGH1)
2009	1.25%	5,321	12.54	66,726	0.29%	17.67%
2008	1.25%	6,333	10.66	67,510	0.29%	-26.15%
2007	1.25%	7,058	14.43	101,855	0.08%	11.74%
2006	1.25%	7,575	12.92	97,832	0.00%	1.43%
NVIT Health Sciences Fund - Class III (GVGHS)
2009	0.95% to 2.60%	1,040,801	13.12 to 11.48	13,394,642	0.3%	17.98% to 16.02%
2008	0.95% to 2.65%	1,656,216	11.12 to 9.87	18,079,598	0.26%	-25.94% to -27.26%
2007	0.95% to 2.65%	1,469,574	15.01 to 13.57	21,665,919	0.07%	12.15% to 10.26%
2006	0.95% to 2.65%	1,954,346	13.38 to 12.31	25,738,556	0.00%	1.73% to 0.01%
NVIT International Index Fund - Class VIII (GVIX8)
2010	0.95% to 1.85%	345,841	9.02 to 8.64	3,107,704	1.98%	6.38% to 5.41%
2009	0.95% to 1.85%	362,938	$8.48 to 8.2	3,066,717	2.76%	27.39% to 26.23%
2008	0.95% to 2.20%	274,031	6.65 to 6.43	1,817,251	1.83%	-43.63% to -44.42%
2007	0.95% to 2.20%	362,329	11.8 to 11.56	4,265,033	1.50%	8.34% to 6.97%
2006	0.95% to 2.25%	115,357	10.89 to 10.8	1,254,445	1.67%	8.94% to 7.99%	*
(Continued)

124

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2010	0.95% to 2.60%	3,478,795	$14.16 to $12.19	$48,049,263	1.65%	13.54% to 11.65%
2009	0.95% to 2.60%	4,157,079	12.47 to 10.91	50,579,875	1%	26% to 23.73%
2008	0.95% to 2.65%	4,774,409	9.9 to 8.79	46,171,625	2.06%	-37.44% to -38.58%
2007	0.95% to 2.65%	5,211,450	15.82 to 14.31	80,716,360	1.96%	4.95% to 3.2%
2006	0.95% to 2.65%	6,062,158	15.08 to 13.86	89,691,367	2.02%	15.76% to 13.85%
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
2010	0.95% to 1.60%	317,412	12.58 to 12.44	3,984,256	1.40%	8.77% to 8.06%
2009	0.95% to 1.85%	127,959	11.57 to 11.5	1,477,660	1.94%	15.66% to 15%	*
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
2010	0.95% to 1.35%	78,659	13.46 to 13.37	1,056,847	1.13%	10.97% to 10.52%
2009	0.95% to 1.20%	61,529	12.13 to 12.11	745,662	1.69%	21.27% to 21.07%	*
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2010	0.95% to 2.60%	4,288,835	13.08 to 11.25	54,764,393	2.25%	4.89% to 3.14%
2009	0.95% to 2.6%	5,109,651	12.47 to 10.91	62,303,928	1.86%	8.05% to 6.25%
2008	0.95% to 2.65%	6,279,027	11.54 to 10.25	70,932,244	3.37%	-6.92% to -8.51%
2007	0.95% to 2.65%	7,077,704	12.4 to 11.2	86,027,776	3.28%	4.37% to 2.6%
2006	0.95% to 2.65%	8,816,232	11.88 to 10.91	102,990,687	3.08%	5.16% to 3.38%
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2010	0.95% to 2.60%	19,697,426	12.39 to 11.95	267,407,824	1.95%	9.86% to 8.03%
2009	0.95% to 2.60%	24,580,501	11.28 to 11.07	303,672,799	1.42%	5.32% to 15.97%
2008	0.95% to 2.65%	25,414,593	10.71 to 9.51	265,963,303	2.73%	-23.93% to -25.27%
2007	0.95% to 2.65%	32,085,878	14.08 to 12.73	442,506,944	2.66%	4.65% to 2.89%
2006	0.95% to 2.65%	36,140,122	13.45 to 12.37	477,611,346	2.40%	10.3% to 8.45%
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2010	0.95% to 2.60%	9,585,870	14.20 to 12.22	132,535,343	1.85%	11.76% to 9.90%
2009	0.95% to 2.60%	11,933,118	12.7 to 11.12	147,623,643	1.2%	23.21% to 21.16%
2008	0.95% to 2.85%	14,184,832	10.31 to 9.03	142,707,758	2.41%	-32.04% to -33.4%
2007	0.95% to 2.85%	17,437,628	15.17 to 13.55	258,849,290	2.30%	5.14% to 3.17%
2006	0.95% to 2.85%	19,708,022	14.43 to 13.14	278,982,910	2.19%	13.46% to 11.34%
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2010	0.95% to 2.60%	6,041,482	13.66 to 11.76	80,607,880	2.15%	7.49% to 5.70%
2009	0.95% to 2.60%	7,849,777	12.71 to 11.13	97,464,346	1.65%	13.47% to 11.58%
2008	0.95% to 2.65%	9,861,417	11.2 to 9.95	107,990,890	3.08%	-15.85% to -17.32%
2007	0.95% to 2.65%	11,879,449	13.31 to 12.03	154,894,244	3.02%	4.85% to 3.08%
2006	0.95% to 2.65%	13,785,352	12.7 to 11.67	171,885,452	2.72%	7.4% to 5.59%
NVIT Leaders Fund - Class I (GVUS1)
2008	1.25%	221	8.28	1,830	0.78%	-50.53%
2007	1.25%	241	16.74	4,035	1.07%	10.16%
NVIT Leaders Fund - Class III (GVUSL)
2009	0.95% to 2.20%	503,325	12.24 to 11.06	6,073,923	0.85%	32.62% to 30.95%
2008	0.95% to 2.25%	663,781	9.23 to 8.43	6,047,515	0.76%	-50.42% to -51.13%
2007	0.95% to 2.25%	854,701	18.61 to 17.25	15,708,795	0.96%	10.49% to 9.1%
2006	0.95% to 2.65%	1,305,544	16.84 to 15.5	21,591,447	0.73%	15.02% to 13.12%
NVIT Mid Cap Index Fund - Class I (MCIF)
2010	0.95% to 2.25%	4,548,842	25.67 to 16.69	121,160,598	1.24%	25.00% to 23.37%
2009	0.95% to 2.30%	5,661,511	20.54 to 16.09	120,603,219	0.95%	35.46% to 33.44%
2008	0.95% to 2.45%	7,039,039	15.16 to 11.88	110,411,233	1.23%	-37.07% to -38.08%
2007	0.95% to 2.70%	9,280,128	24.09 to 18.75	231,258,728	1.40%	6.53% to 4.7%
2006	0.95% to 2.70%	12,312,327	22.62 to 17.9	289,809,079	1.14%	8.85% to 6.99%
NVIT Money Market Fund - Class I (SAM)
2010	0.95% to 2.60%	22,936,653	12.72 to 9.69	280,127,960	0.00%	-0.95% to -2.60%
2009	0.95% to 2.70%	31,981,566	12.84 to 10.08	394,485,878	0.04%	-0.91% to -2.66%
2008	0.95% to 2.70%	55,065,021	12.96 to 10.35	684,634,966	2.01%	1.08% to -0.69%
2007	0.95% to 2.70%	49,223,324	12.82 to 10.43	604,987,318	4.73%	3.79% to 1.97%
2006	0.95% to 2.60%	45,891,908	12.35 to 10.07	541,867,251	4.73%	3.54% to 1.82%
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)
2010	1.10% to 1.15%	896	15.22 to 15.20	13,636	0.86%	12.77% to 12.70%
2009	1.10%	813	13.48	10,958	0.00%	34.8%
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)
2010	0.95% to 2.25%	7,207,413	9.31 to 8.99	66,875,552	0.73%	12.95% to 11.47%
2009	0.95% to 2.40%	9,022,689	8.25 to 8.03	74,212,142	0.87%	35.16% to 32.99%
2008	0.95% to 2.20%	634,973	6.1 to 6.04	3,869,465	0.11%	-38.99% to -39.56%	*
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)
2010	1.25%	212	12.35	2,620	2.07%	4.56%
2009	1.25%	230	11.82	2,718	1.88%	27.89%
2008	1.25%	249	9.24	2,301	1.55%	-47.15%
2007	1.25%	269	17.49	4,704	1.71%	1.42%
2006	1.25%	290	17.24	5,000	1.84%	20.88%
(Continued)

125

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)
2010	0.95% to 2.20%	905,151	$16.28 to $14.77	$14,505,612	2.12%	5.10% to 3.78%
2009	0.95% to 2.20%	1,150,634	15.49 to 14.23	17,575,662	2.06%	28.6% to 26.98%
2008	0.95% to 2.25%	1,767,075	12.04 to 11.2	21,040,830	1.71%	-46.84% to -47.63%
2007	0.95% to 2.40%	2,772,176	22.65 to 21.23	62,192,874	2.18%	1.95% to 0.51%
2006	0.95% to 2.65%	3,773,123	22.22 to 20.92	83,144,686	2.01%	21.58% to 19.6%
NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)
2010	1.50% to 2.60%	39,415	10.81 to 10.03	419,558	1.42%	4.26% to 3.10%
2009	1.50% to 2.60%	67,302	10.37 to 9.73	687,819	0.99%	27.55% to 26.12%
2008	1.50% to 2.60%	78,668	8.13 to 7.71	631,418	1.60%	-47.26% to -47.85%
2007	1.50% to 2.60%	106,356	15.41 to 14.79	1,622,051	2.12%	1.15% to 0.01%
2006	1.50% to 2.60%	110,527	15.23 to 14.79	1,669,584	2.05%	20.58% to 19.23%
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2010	0.95% to 2.60%	3,235,185	3.42 to 8.89	29,745,990	0.06%	14.41% to 12.51%
2009	0.95% to 2.20%	1,116,209	8.13 to 7.94	9,044,189	0.86%	28.54% to 26.74%
2008	0.95% to 1.60%	8,873	6.32 to 6.3	56,087	0.27%	-36.76% to -37.04%	*
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
2010	1.50% to 2.60%	97,408	9.12 to 8.85	880,856	0.00%	13.63% to 12.36%
2009	1.50% to 2.60%	138,048	8.02 to 7.87	1,101,310	0.48%	27.41% to 25.99%
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
2010	0.95% to 2.25%	978,492	10.45 to 10.36	10,227,148	0.51%	4.49% to 3.57%	*
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
2010	0.95% to 2.60%	510,297	8.89 to 8.50	4,463,463	0.50%	11.68% to 9.82%
2009	0.95% to 2.60%	671,187	7.96 to 7.74	5,292,201	1.17%	26.2% to 24.1%
2008	0.95% to 2.20%	14,426	6.31 to 6.25	90,859	0.69%	-36.92% to -37.45%	*
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2010	0.95% to 2.25%	11,324,227	9.87 to 9.53	111,318,566	0.00%	25.61% to 23.97%
2009	0.95% to 2.40%	13,643,300	7.86 to 7.65	106,907,689	0.00%	25.91% to 23.87%
2008	0.95% to 2.20%	246,427	6.24 to 6.18	1,535,794	0.00%	-37.6% to -38.17%	*
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
2010	1.20% to 2.10%	828,610	9.73 to 9.49	8,045,704	0.00%	24.95% to 23.81%
2009	1.20% to 2.10%	970,197	7.79 to 7.67	7,545,630	0.00%	25.19% to 24.05%
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2010	0.95% to 2.25%	7,386,826	10.28 to 9.93	75,555,521	1.29%	18.50% to 16.94%
2009	0.95% to 2.25%	9,387,443	8.68 to 8.49	81,175,736	1.17%	29.23% to 27.53%
2008	0.95% to 2.20%	457,440	6.71 to 6.65	3,067,897	1.04%	-32.85% to -33.46%	*
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2010	0.95% to 2.20%	2,093,550	14.61 to 12.60	29,940,560	0.00%	24.26% to 22.69%
2009	0.95% to 2.20%	2,405,794	11.76 to 10.27	27,692,099	0.00%	26.25% to 24.66%
2008	0.95% to 2.65%	2,959,328	9.31 to 7.87	26,975,411	0.00%	-46.93% to -47.93%
2007	0.95% to 2.65%	3,798,082	17.55 to 15.12	65,218,049	0.00%	8.7% to 6.87%
2006	0.95% to 2.65%	5,120,028	16.14 to 14.15	80,726,968	0.00%	2.23% to 0.52%
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
2010	1.50% to 2.60%	52,561	9.98 to 9.06	507,807	0.00%	23.23% to 21.85%
2009	1.50% to 2.60%	75,333	8.1 to 7.43	594,293	0.00%	25.28% to 23.88%
2008	1.50% to 2.60%	93,131	6.47 to 6	588,793	0.00%	-47.34% to -47.93%
2007	1.50% to 2.60%	103,133	12.28 to 11.52	1,241,038	0.00%	7.85% to 6.64%
2006	1.50% to 2.60%	122,637	11.38 to 10.8	1,373,239	0.00%	1.44% to 0.31%
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2010	0.95% to 2.40%	4,308,309	25.09 to 18.05	122,185,799	0.60%	25.40% to 23.57%
2009	0.95% to 2.40%	5,299,089	20 to 14.61	119,917,757	0.58%	25.02% to 23.19%
2008	0.95% to 2.85%	6,639,101	16 to 13.6	120,429,640	1.07%	-32.8% to -34.17%
2007	0.95% to 2.85%	9,022,810	23.81 to 20.66	244,691,979	1.12%	-7.78% to -9.53%
2006	0.95% to 2.85%	12,096,038	25.82 to 22.84	359,425,766	0.44%	16.18% to 14.02%
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)
2010	1.50% to 2.60%	95,306	13.87 to 12.58	1,284,076	0.38%	24.58% to 23.19%
2009	1.50% to 2.60%	123,050	11.13 to 10.21	1,335,668	0.54%	23.97% to 22.59%
2008	1.50% to 2.60%	148,938	8.98 to 8.33	1,308,555	0.86%	-33.32% to -34.06%
2007	1.50% to 2.60%	199,657	13.47 to 12.64	2,640,730	0.94%	-8.63% to -9.66%
2006	1.50% to 2.60%	241,778	14.74 to 13.99	3,513,687	0.22%	15.35% to 14.06%
NVIT Multi-Manager Small Company Fund - Class I (SCF)
2010	0.95% to 2.25%	4,900,621	23.35 to 13.87	124,117,565	0.28%	24.13% to 22.50%
2009	0.95% to 2.25%	6,145,117	18.81 to 11.32	125,332,191	0.27%	33.42% to 31.67%
2008	0.95% to 2.65%	7,666,352	14.1 to 12.51	117,309,267	0.78%	-38.78% to -39.91%
2007	0.95% to 2.70%	10,099,992	23.03 to 20.72	253,285,980	0.08%	1.16% to -0.59%
2006	0.95% to 2.70%	12,928,900	22.77 to 20.84	324,063,535	0.10%	10.98% to 9.08%
(Continued)

126

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Manager Small Company Fund - Class II (SCF2)
2010	1.50% to 2.60%	180,903	$15.29 to $13.87	$2,679,638	0.05%	23.11% to 21.73%
2009	1.50% to 2.60%	239,791	12.42 to 11.4	2,898,029	0.16%	32.41% to 30.93%
2008	1.50% to 2.60%	281,038	9.38 to 8.7	2,575,248	0.59%	-39.28% to -39.96%
2007	1.50% to 2.60%	316,449	15.45 to 14.5	4,795,091	0.00%	0.36% to -0.77%
2006	1.50% to 2.60%	350,572	15.39 to 14.61	5,311,628	0.05%	10.08% to 8.85%
NVIT Multi-Sector Bond Fund - Class I (MSBF)
2010	0.95% to 2.60%	4,263,225	16.69 to 13.56	69,754,208	6.07%	9.54% to 7.71%
2009	0.95% to 2.60%	5,382,701	15.24 to 12.59	80,458,840	9.45%	23.2% to 21.15%
2008	0.95% to 2.60%	6,067,116	12.37 to 10.39	73,652,612	6.83%	-18.08% to -19.44%
2007	0.95% to 2.60%	9,025,394	15.1 to 12.83	133,623,996	3.91%	3.63% to 1.91%
2006	0.95% to 2.65%	10,669,793	14.57 to 12.54	152,161,010	3.94%	3.84% to 2.08%
NVIT Short Term Bond Fund - Class II (NVSTB2)
2010	0.95% to 2.20%	1,469,186	10.63 to 10.28	15,554,330	1.29%	1.45% to 0.17%
2009	0.95% to 2.20%	2,035,595	10.48 to 10.26	21,275,367	2.48%	6.09% to 4.77%
2008	0.95% to 2.20%	208,273	9.88 to 9.8	2,054,736	2.36%	-1.2% to -2.03%	*
NVIT Technology & Communications Fund - Class I (GGTC)
2009	0.95% to 1.90%	318,647	3.04 to 2.78	956,649	0.00%	51.02% to 49.57%
2008	0.95% to 1.90%	374,006	2.02 to 1.86	747,529	0.00%	-49.06% to -49.55%
2007	0.95% to 2.20%	455,623	3.96 to 4.45	1,833,559	0.00%	18.95% to 17.53%
2006	0.95% to 2.20%	572,880	3.33 to 3.78	1,988,895	0.00%	10.12% to 8.78%
NVIT Technology & Communications Fund - Class III (GGTC3)
2009	0.95% to 2.25%	1,054,005	11.26 to 10.17	11,699,017	0.00%	51% to 49.02%
2008	0.95% to 2.40%	530,725	7.45 to 6.75	3,893,594	0.00%	-49.08% to -49.89%
2007	0.95% to 2.55%	1,242,540	14.64 to 13.36	17,936,450	0.00%	19.04% to 17.2%
2006	0.95% to 2.40%	1,016,600	12.3 to 11.48	12,346,090	0.00%	10.03% to 8.47%
NVIT U.S. Growth Leaders Fund - Class I (GVUG1)
2009	1.25% to 2.25%	21,372	12.91 to 9.51	240,376	0.00%	24.27% to 23.01%
2008	1.25% to 2.25%	32,147	10.39 to 7.74	303,734	0.00%	-42.03% to -42.62%
2007	1.25% to 2.25%	29,414	17.91 to 13.48	491,713	0.00%	20.95% to 19.72%
2006	1.25% to 2.25%	30,749	14.81 to 11.26	430,940	0.36%	-1.53% to -2.53%
NVIT U.S. Growth Leaders Fund - Class III (GVUGL)
2009	0.95% to 2.60%	657,631	12.17 to 10.65	7,854,087	0.00%	24.6% to 22.52%
2008	0.95% to 2.60%	806,416	9.76 to 8.69	7,732,189	0.00%	-41.82% to -42.79%
2007	0.95% to 2.60%	1,182,851	16.78 to 15.19	19,501,101	0.00%	21.26% to 19.23%
2006	0.95% to 2.65%	1,642,957	13.84 to 12.72	22,390,777	0.25%	-1.23% to -2.89%
Oppenheimer NVIT Large Cap Growth Fund - Class I (NVOLG1)
2010	0.95% to 2.40%	35,443,657	13.98 to 13.65	494,416,782	0.06%	7.77% to 6.19%
2009	0.95% to 1.85%	103,250	12.98 to 12.9	1,339,008	0.33%	29.77% to 28.98%	*
Oppenheimer NVIT Large Cap Growth Fund - Class II (NVOLG2)
2010	1.50% to 2.60%	934,222	13.80 to 13.54	12,819,308	0.07%	6.89% to 5.70%
2009	1.95%	983	12.87	12,649	0.00%	28.68%	*
Templeton NVIT International Value Fund - Class III (NVTIV3)
2010	0.95% to 1.90%	281,143	13.64 to 13.44	3,825,427	1.78%	5.34% to 4.38%
2009	0.95% to 2.20%	452,463	12.95 to 12.85	5,854,117	0.45%	29.52% to 28.49%	*
Van Kampen NVIT Comstock Value Fund - Class I (EIF)
2010	0.95% to 2.20%	2,221,826	12.31 to 8.46	26,948,240	1.47%	14.67% to 13.23%
2009	0.95% to 2.20%	2,805,689	10.74 to 7.97	29,662,654	1.09%	27.33% to 25.55%
2008	0.95% to 2.65%	3,874,794	8.43 to 6.06	32,033,298	1.92%	-37.59% to -38.75%
2007	0.95% to 2.60%	5,253,145	13.51 to 9.94	69,826,598	1.77%	-3.15% to -4.72%
2006	0.95% to 2.60%	6,614,484	13.95 to 10.43	90,688,992	1.68%	14.81% to 12.95%
Van Kampen NVIT Real Estate Fund - Class I (NVRE1)
2010	0.95% to 2.60%	11,210,732	9.38 to 8.96	104,636,450	1.88%	28.95% to 26.80%
2009	0.95% to 2.60%	13,652,000	7.27 to 7.07	98,956,949	2.14%	29.59% to 27.43%
2008	0.95% to 1.95%	155,589	5.61 to 5.57	871,617	4.12%	-43.89% to -44.27%	*
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)
2010	0.95% to 2.35%	2,809,299	10.82 to 9.70	29,875,050	5.23%	4.28% to 2.81%
2009	0.95% to 2.35%	2,844,136	10.38 to 9.44	29,105,787	7.43%	12.25% to 10.66%
2008	0.95% to 2.35%	3,139,734	9.25 to 8.53	28,745,640	3.94%	-14.25% to -15.46%
2007	0.95% to 2.35%	4,927,107	10.78 to 10.09	52,802,423	2.80%	3.77% to 2.3%
2006	0.95% to 2.35%	5,053,380	10.39 to 9.86	52,415,451	3.28%	3.21% to 1.76%
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
2010	0.95% to 1.75%	602,956	11.80 to 11.65	7,099,754	1.27%	8.33% to 7.46%
2009	0.95% to 1.90%	356,059	10.9 to 10.83	3,876,841	0.81%	8.97% to 8.27%	*
Low Duration Portfolio - Advisor Class (PMVLAD)
2010	0.95% to 2.20%	2,894,543	11.44 to 11.20	32,987,611	1.57%	4.19% to 2.87%
2009	0.95% to 2.25%	1,622,430	10.98 to 10.88	17,783,700	1.43%	9.76% to 8.83%	*
(Continued)

127

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
V.I. Basic Balanced Fund - Series I (AVB)
2010	0.95% to 1.55%	20,191	$10.13 to $9.58	$201,197	1.72%	7.04% to 6.39%
2009	0.95% to 2.05%	37,731	9.46 to 8.63	347,836	5.62%	32.57% to 30.94%
2008	0.95% to 2.05%	43,568	7.14 to 6.59	302,629	4.40%	-38.91% to -39.65%
2007	0.95% to 2.05%	51,932	11.69 to 10.92	592,270	2.78%	1.23% to 0.14%
2006	0.95% to 2.05%	67,132	11.54 to 10.91	759,789	1.91%	9.51% to 8.33%
V.I. Basic Value Fund - Series II (AVBV2)
2010	1.25%	7,408	9.93	73,537	0.10%	5.60%
2009	1.25%	8,622	9.4	81,041	0.02%	45.89%
2008	0.95% to 2.60%	642,858	5.1 to 5.51	3,559,622	0.46%	-52.36% to -53.16%
2007	0.95% to 2.60%	689,206	10.71 to 11.75	8,284,492	0.33%	0.4% to -1.29%
2006	0.95% to 2.60%	788,633	10.67 to 11.91	9,603,590	0.13%	6.66% to 10.01%	*
V.I. Capital Appreciation Fund - Series I (AVCA)
2010	0.95% to 1.60%	9,360	10.30 to 9.70	93,543	0.75%	14.39% to 13.64%
2009	0.95% to 1.75%	11,670	$9 to 5.76	101,643	0.71%	19.93% to 18.76%
2008	0.95% to 1.75%	11,674	7.51 to 4.85	85,201	0.00%	-43.04% to -43.57%
2007	0.95% to 1.75%	14,793	13.18 to 8.59	190,381	0.00%	10.94% to 10.1%
2006	0.95% to 1.75%	16,225	11.88 to 7.81	189,293	0.06%	5.29% to 4.49%
V.I. Capital Appreciation Fund - Series II (AVCA2)
2010	0.95% to 2.60%	125,988	8.50 to 8.99	1,150,533	0.49%	14.11% to 12.21%
2009	0.95% to 2.60%	147,550	7.45 to 8.01	1,192,449	0.23%	19.57% to 17.58%
2008	0.95% to 2.60%	153,590	6.23 to 6.81	1,048,390	0.00%	-43.17% to -44.12%
2007	0.95% to 2.60%	161,870	10.96 to 12.19	1,968,091	0.00%	10.67% to 8.81%
2006	0.95% to 2.60%	157,478	9.9 to 11.21	1,783,140	0.00%	-0.98% to 3.31%	*
V.I. Capital Development Fund - Series II (AVCD2)
2010	0.95% to 2.50%	110,859	9.56 to 11.76	1,120,317	0.00%	17.35% to 15.51%
2009	0.95% to 2.50%	208,876	8.15 to 10.18	1,772,494	0.00%	40.64% to 38.44%
2008	0.95% to 2.50%	194,563	5.79 to 7.35	1,175,536	0.00%	-47.63% to -48.45%
2007	0.95% to 2.60%	344,231	11.06 to 14.22	3,993,353	0.00%	9.49% to 7.66%
2006	0.95% to 2.60%	240,855	10.11 to 13.2	2,691,334	0.00%	1.05% to 13.24%	*
V.I. Core Equity Fund - Series I (AVGI)
2010	0.95% to 1.90%	37,621	13.63 to 12.50	487,965	0.97%	8.52% to 7.55%
2009	0.95% to 1.55%	41,016	12.56 to 11.96	497,604	2.3%	27.08% to 26.31%
2008	0.95% to 1.55%	31,402	9.89 to 9.47	301,847	1.70%	-30.81% to -31.23%
2007	0.95% to 1.55%	45,118	14.29 to 13.77	628,584	1.14%	7.08% to 6.43%
2006	0.95% to 1.55%	46,417	13.34 to 12.93	605,844	0.86%	15.6% to 14.9%
V.I. Core Equity Fund - Series II (AVCE2)
2010	1.50% to 2.60%	77,258	10.67 to 10.13	807,804	0.75%	7.61% to 6.41%
2009	1.50% to 2.60%	113,102	9.92 to 9.52	1,105,384	1.48%	26.06% to 24.65%
2008	1.50% to 2.60%	161,347	7.87 to 7.63	1,255,694	2.13%	-31.37% to -32.14%
2007	1.50% to 2.60%	148,885	11.46 to 11.25	1,696,260	0.91%	6.25% to 5.06%
2006	1.50% to 2.60%	173,478	10.79 to 10.71	1,867,311	1.03%	7.89% to 7.08%	*
V.I. Global Health Care Fund - Series I (IVHS)
2010	0.95% to 1.25%	9,435	11.00 to 10.85	103,057	0.00%	4.12% to 3.80%
2009	0.95% to 1.25%	11,235	10.55 to 10.44	117,816	0.4%	26.5% to 25.93%
2008	0.95% to 1.20%	9,622	8.34 to 8.29	79,955	0.00%	-29.32% to -29.51%
2007	0.95% to 1.15%	6,191	11.8 to 11.76	72,864	0.00%	10.9% to 10.53%
2006	1.10% to 1.15%	4,361	10.64	46,401	0.00%	6.4%	*
V.I. Global Real Estate Fund - Series I (IVRE)
2010	0.95% to 1.30%	34,474	10.01 to 9.85	342,593	5.13%	16.22% to 15.81%
2009	0.95% to 1.30%	36,267	8.6 to 8.49	310,149	0.00%	30.3% to 29.82%
2008	0.95% to 1.30%	32,265	6.6 to 6.54	212,007	5.42%	-45.18% to -45.36%
2007	0.95% to 1.30%	41,195	12.04 to 11.97	494,841	6.36%	-6.3% to -6.85%
2006	1.10% to 1.20%	8,689	12.85	111,654	1.88%	28.5%	*
V.I. Large Cap Growth Fund - Series I (AVLCG)
2008	0.95% to 2.05%	44,214	7.17 to 6.95	313,946	0.01%	-38.87% to -39.6%
2007	0.95% to 2.05%	46,389	11.73 to 11.51	541,476	0.03%	14.54% to 13.32%
2006	0.95% to 2.05%	44,482	10.24 to 10.16	454,392	0.33%	2.37% to 10.45%	*
VPS Growth and Income Portfolio - Class B (ALVGIB)
2010	1.50% to 2.60%	139,314	10.60 to 9.61	1,434,511	0.00%	11.11% to 9.87%
2009	1.50% to 2.60%	174,315	9.54 to 8.75	1,623,035	3.48%	18.54% to 17.22%
2008	1.50% to 2.60%	193,493	8.04 to 7.46	1,525,163	1.77%	-41.59% to -42.24%
2007	1.50% to 2.60%	246,507	13.77 to 12.92	3,331,646	1.27%	3.28% to 2.12%
2006	1.50% to 2.60%	310,719	13.33 to 12.65	4,080,190	1.16%	15.23% to 13.95%
VPS Large Cap Growth Portfolio - Class B (ALVPGB)
2010	1.50% to 2.60%	151,328	10.88 to 9.87	1,608,213	0.28%	8.18% to 6.98%
2009	1.50% to 2.60%	204,515	$10.06 to 9.23	2,012,131	0.00%	35.05% to 33.54%
2008	1.50% to 2.60%	224,033	7.45 to 6.91	1,635,999	0.00%	-40.73% to -41.39%
2007	1.50% to 2.60%	261,646	12.57 to 11.79	3,233,536	0.00%	11.9% to 10.64%
2006	1.50% to 2.60%	309,329	11.23 to 10.66	3,426,400	0.00%	-2.13% to -3.22%
(Continued)

128

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)
2010	0.95% to 2.60%	751,905	$11.01 to $ 15.98	$9,603,846	0.36%	25.39% to 23.30%
2009	0.95% to 2.60%	714,580	8.78 to 12.96	7,535,414	0.68%	41.3% to 38.95%
2008	0.95% to 2.60%	548,109	6.21 to 9.33	4,242,720	0.34%	-37.85% to -37.42%	*
2007	1.50% to 2.60%	301,006	15.88 to 14.9	4,684,007	0.71%	0% to -1.13%
2006	1.50% to 2.60%	386,718	15.88 to 15.07	6,042,234	0.23%	12.49% to 11.24%
VP Income & Growth Fund - Class I (ACVIG)
2010	0.95% to 2.20%	4,808,008	14.35 to 8.86	65,536,631	1.51%	13.06% to 11.64%
2009	0.95% to 2.20%	5,855,561	12.69 to 7.94	70,573,993	4.88%	16.97% to 15.5%
2008	0.95% to 2.65%	7,348,426	10.85 to 6.89	75,486,167	2.14%	-35.21% to -36.4%
2007	0.95% to 2.70%	9,788,983	16.74 to 10.79	154,835,106	2.01%	-1.02% to -2.72%
2006	0.95% to 2.70%	12,795,441	16.92 to 11.09	204,032,784	1.87%	15.98% to 13.98%
VP Income & Growth Fund - Class II (ACVIG2)
2010	1.50% to 2.60%	139,202	11.24 to 10.20	1,507,703	1.25%	12.15% to 10.90%
2009	1.50% to 2.60%	163,644	10.02 to 9.19	1,589,419	4.41%	16.01% to 14.71%
2008	1.50% to 2.60%	192,829	8.64 to 8.01	1,623,634	1.86%	-35.71% to -36.43%
2007	1.50% to 2.60%	265,462	13.44 to 12.61	3,487,820	1.75%	-1.94% to -3.04%
2006	1.50% to 2.60%	300,974	13.7 to 13	4,049,472	1.46%	15.07% to 13.79%
VP Inflation Protection Fund - Class II (ACVIP2)
2010	0.95% to 2.45%	4,962,733	13.08 to 11.63	64,018,130	1.65%	4.12% to 2.54%
2009	0.95% to 2.45%	5,478,989	12.56 to 11.34	68,026,571	1.65%	9.17% to 7.51%
2008	0.95% to 2.60%	5,726,351	11.5 to 10.46	65,214,085	4.90%	-2.52% to -4.15%
2007	0.95% to 2.45%	4,431,444	11.8 to 10.99	51,890,335	4.19%	8.45% to 6.8%
2006	0.95% to 2.45%	4,707,380	10.88 to 10.29	50,948,708	3.29%	0.62% to -0.89%
VP International Fund - Class I (ACVI)
2010	0.95% to 1.75%	131,890	16.29 to 11.83	2,129,207	1.96%	12.22% to 11.31%
2009	0.95% to 1.75%	125,256	14.51 to 10.63	1,802,949	3.52%	32.49% to 31.42%
2008	0.95% to 2.20%	3,336,445	10.95 to 7.73	35,539,884	0.86%	-45.35% to -46.04%
2007	0.95% to 2.20%	4,451,587	20.04 to 14.33	86,714,737	0.74%	16.93% to 15.45%
2006	0.95% to 2.30%	6,064,805	17.14 to 12.55	100,851,481	1.67%	23.84% to 22.26%
VP International Fund - Class III (ACVI3)
2010	1.00% to 1.75%	10,476	14.88 to 13.93	146,144	1.91%	12.16% to 11.31%
2009	1.20% to 1.75%	11,571	13.06 to 12.51	145,033	3.59%	32.16% to 31.42%
2008	0.95% to 2.40%	3,095,336	10.05 to 9.12	30,650,236	0.85%	-45.35% to -46.21%
2007	0.95% to 2.40%	4,069,860	18.39 to 16.95	73,855,522	0.71%	16.93% to 15.31%
2006	0.95% to 2.40%	4,778,927	15.73 to 14.7	74,273,751	1.66%	23.84% to 22.14%
VP Mid Cap Value Fund - Class I (ACVMV1)
2010	0.95% to 2.20%	914,061	12.22 to 11.51	11,085,155	2.17%	18.12% to 16.63%
2009	0.95% to 2.70%	1,084,995	10.34 to 11.51	11,196,510	3.66%	28.71% to 26.35%
2008	0.95% to 2.70%	1,333,554	8.04 to 9.11	10,844,194	0.09%	-25.07% to -26.46%
2007	0.95% to 2.70%	1,184,247	10.72 to 12.39	13,140,130	0.91%	-3.24% to -4.9%
2006	0.95% to 2.10%	710,275	11.08 to 13.16	8,181,606	1.17%	10.83% to 10.02%	*
VP Mid Cap Value Fund - Class II (ACVMV2)
2010	1.25% to 2.25%	38,845	14.40 to 13.59	543,686	2.12%	17.46% to 16.28%
2009	1.25% to 2.25%	35,520	12.26 to 11.69	426,241	3.66%	28.18% to 26.9%
2008	1.25% to 2.25%	32,785	9.56 to 9.21	309,671	0.07%	-25.45% to -26.21%
2007	1.25% to 2.25%	32,641	12.83 to 12.48	416,040	0.83%	-3.65% to -4.63%
2006	1.25% to 2.25%	8,750	13.31 to 13.09	115,621	0.63%	18.73% to 17.53%
VP Ultra(R) Fund - Class I (ACVU1)
2010	1.75%	23,615	10.42	245,986	0.04%	14.05%
2009	1.60% to 1.75%	3,041	9.24 to 9.13	27,971	0.46%	32.33% to 32.13%
2008	0.95% to 2.60%	624,611	7.3 to 6.52	4,484,214	0.00%	-42.04% to -43.05%
2007	0.95% to 2.60%	1,401,693	12.59 to 11.45	17,358,338	0.00%	19.86% to 17.9%
2006	0.95% to 2.60%	1,154,945	10.5 to 9.71	11,969,379	0.00%	-4.19% to -5.79%
VP Ultra(R) Fund - Class II (ACVU2)
2008	1.50% to 2.60%	143,661	6.95 to 6.45	976,692	0.00%	-42.52% to -43.17%
2007	1.50% to 2.60%	152,411	12.1 to 11.35	1,808,127	0.00%	19.02% to 17.68%
2006	1.50% to 2.60%	188,556	10.16 to 9.64	1,888,473	0.00%	-4.83% to -5.89%
VP Value Fund - Class I (ACVV)
2010	0.95% to 1.30%	117,661	19.10 to 19.69	2,315,963	1.66%	11.49% to 11.87%
2009	0.95% to 2.30%	10,383,543	17 to 13.79	178,152,843	5.83%	18.72% to 16.99%
2008	0.95% to 2.65%	13,651,071	14.32 to 11.37	196,852,924	2.57%	-27.47% to -28.8%
2007	0.95% to 2.65%	18,297,238	19.75 to 15.97	363,738,720	1.77%	-6.04% to -7.62%
2006	0.95% to 2.65%	24,152,492	21.02 to 17.29	511,945,824	1.37%	17.53% to 15.57%
VP Value Fund - Class II (ACVV2)
2009	1.50% to 2.60%	358,036	11.75 to 10.78	4,107,489	5.56%	17.93% to 16.61%
2008	1.50% to 2.60%	431,804	9.96 to 9.24	4,213,977	2.37%	-27.9% to -28.71%
2007	1.50% to 2.60%	539,862	13.82 to 12.97	7,328,653	1.55%	-6.74% to -7.78%
2006	1.50% to 2.60%	597,711	14.82 to 14.06	8,726,674	1.17%	16.69% to 15.39%
(Continued)

129

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
VP Vista(SM) Fund - Class I (ACVVS1)
2008	0.95% to 2.20%	889,566	$6.74 to $ 8.38	$6,061,323	0.00%	-49.11% to -49.8%
2007	0.95% to 2.55%	2,287,313	13.24 to 16.54	31,504,187	0.00%	38.44% to 36.31%
2006	0.95% to 1.65%	46,824	9.57 to 9.52	465,527	0.00%	-4.34% to -4.79%	*
VP Vista(SM) Fund -Class II (ACVVS2)
2008	1.25% to 2.25%	32,734	8.52 to 8.21	274,343	0.00%	-49.36% to -49.87%
2007	1.25% to 2.25%	27,543	16.83 to 16.38	460,497	0.00%	37.78% to 36.38%
2006	1.25% to 2.25%	1,368	12.21 to 12.01	16,525	0.00%	7.52% to 6.43%
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2010	0.95% to 2.25%	1,716,152	15.72 to 14.02	26,538,538	0.64%	24.63% to 23.00%
2009	0.95% to 2.25%	2,276,941	12.61 to 11.4	28,341,084	2.39%	23.84% to 22.21%
2008	0.95% to 2.30%	2,956,423	10.18 to 9.3	29,718,594	0.83%	-31.57% to -32.57%
2007	0.95% to 2.30%	2,832,247	14.88 to 13.79	41,592,170	0.42%	-1.6% to -2.91%
2006	0.95% to 2.45%	3,827,015	15.12 to 14.11	57,168,985	0.46%	13.33% to 11.68%
Stock Index Fund, Inc. - Initial Shares (DSIF)
2010	0.95% to 2.25%	25,036,633	14.40 to 8.10	344,641,183	1.80%	13.75% to 12.26%
2009	0.95% to 2.40%	29,044,402	12.66 to 8.1	351,401,392	2.06%	25.13% to 23.13%
2008	0.95% to 2.65%	34,537,124	10.12 to 6.41	333,126,530	2.04%	-37.74% to -38.87%
2007	0.95% to 2.65%	44,544,149	16.25 to 10.49	687,316,477	1.71%	4.25% to 2.51%
2006	0.95% to 2.65%	57,892,321	15.59 to 10.23	853,698,329	1.60%	14.4% to 12.49%
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)
2010	0.95% to 2.25%	3,796,404	12.16 to 6.35	44,919,292	0.90%	13.73% to 12.23%
2009	0.95% to 2.25%	4,390,417	10.7 to 5.65	45,732,384	0.98%	32.48% to 30.75%
2008	0.95% to 2.25%	5,103,159	8.07 to 5.36	40,160,422	0.78%	-35.05% to -35.95%
2007	0.95% to 2.70%	6,507,082	12.43 to 8.03	78,657,447	0.56%	6.76% to 4.91%
2006	0.95% to 2.70%	8,426,635	11.64 to 7.66	94,920,399	0.11%	8.17% to 6.29%
The Dreyfus Socially Responsible Growth Fund, Inc. - Service Shares (DSRGS)
2010	1.50% to 2.60%	8,596	10.76 to 9.76	90,116	0.71%	12.83% to 11.57%
2009	1.50% to 2.60%	12,253	9.53 to 8.75	114,013	0.65%	31.44% to 29.97%
2008	1.50% to 2.60%	13,576	7.25 to 6.73	96,608	0.44%	-35.57% to -36.29%
2007	1.50% to 2.60%	18,076	11.26 to 10.56	199,928	0.29%	5.87% to 4.68%
2006	1.50% to 2.60%	21,134	10.63 to 10.09	221,499	0.00%	7.33% to 6.13%
Appreciation Portfolio - Initial Shares (DCAP)
2010	0.95% to 2.25%	3,905,064	16.28 to 9.69	60,048,211	2.21%	14.22% to 12.72%
2009	0.95% to 2.45%	4,306,442	14.25 to 9.1	57,939,394	2.62%	21.39% to 19.44%
2008	0.95% to 2.45%	5,283,363	11.74 to 7.61	58,519,397	2.08%	-30.22% to -31.32%
2007	0.95% to 2.45%	6,500,979	16.82 to 11.09	103,040,409	1.63%	6.11% to 4.56%
2006	0.95% to 2.60%	8,535,184	15.85 to 10.48	127,178,838	1.60%	15.37% to 13.5%
Appreciation Portfolio - Service Shares (DCAPS)
2010	1.50% to 2.60%	139,376	11.99 to 10.87	1,621,785	2.02%	13.32% to 12.06%
2009	1.50% to 2.60%	170,902	10.58 to 9.7	1,765,657	2.67%	20.4% to 19.05%
2008	1.50% to 2.60%	243,047	8.79 to 8.15	2,082,345	1.75%	-30.78% to -31.55%
2007	1.50% to 2.60%	281,395	12.69 to 11.91	3,498,498	1.36%	5.24% to 4.06%
2006	1.50% to 2.60%	328,325	12.06 to 11.44	3,894,443	1.32%	14.47% to 13.2%
Developing Leaders Portfolio - Initial Shares (DSC)
2010	0.95% to 1.55%	8,165	11.69 to 11.06	92,805	0.89%	29.90% to 29.12%
2009	0.95% to 1.55%	17,873	9 to 8.57	157,759	1.58%	24.84% to 24.08%
2008	0.95% to 1.55%	17,445	7.21 to 6.9	123,595	1.08%	-38.19% to -38.56%
2007	0.95% to 1.85%	42,914	11.66 to 9.91	453,757	0.75%	-11.91% to -12.71%
2006	0.95% to 1.85%	41,384	13.24 to 11.35	497,921	0.40%	2.79% to 1.88%
International Value Portfolio - Initial Shares (DVIV)
2010	0.95% to 1.55%	7,345	16.23 to 15.35	117,319	2.26%	3.46% to 2.84%
2009	0.95% to 1.55%	16,864	15.69 to 14.93	257,017	4.12%	29.73% to 28.94%
2008	0.95% to 1.55%	20,031	12.09 to 11.58	235,670	2.72%	-37.92% to -38.29%
2007	0.95% to 1.55%	26,630	19.48 to 18.77	506,713	1.58%	3.16% to 2.53%
2006	0.95% to 1.55%	27,160	18.88 to 18.3	503,070	1.40%	21.44% to 20.7%
Capital Appreciation Fund II - Service Shares (FCA2S)
2010	1.50% to 2.60%	56,848	11.12 to 10.09	607,510	0.72%	11.31% to 10.07%
2009	1.50% to 2.20%	58,283	9.99 to 9.46	565,180	0.71%	11.57% to 10.77%
2008	1.50% to 2.20%	70,121	8.95 to 8.54	612,911	0.02%	-30.72% to -31.22%
2007	1.50% to 2.20%	84,547	12.92 to 12.41	1,070,416	0.57%	7.99% to 7.22%
2006	1.50% to 2.60%	94,849	11.97 to 11.36	1,115,659	0.53%	14.05% to 12.78%
Clover Value Fund II - Service Shares (FALFS)
2009	1.50% to 2.60%	23,209	8.41 to 7.72	187,104	2.34%	12.79% to 11.53%
2008	1.50% to 2.60%	27,949	7.46 to 6.92	201,610	1.41%	-34.95% to -35.68%
2007	1.50% to 2.60%	43,489	11.46 to 10.76	488,122	1.33%	-11.22% to -12.22%
2006	1.50% to 2.60%	49,357	12.91 to 12.25	626,940	1.32%	14.74% to 13.46%
(Continued)

130

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
High Income Bond Fund II - Service Shares (FHIBS)
2010	1.50% to 2.60%	154,353	$17.17 to $15.58	$2,568,928	8.79%	12.67% to 11.41%
2009	1.50% to 2.60%	242,434	15.24 to 13.98	3,594,078	10.82%	50.19% to 48.52%
2008	1.50% to 2.60%	273,394	10.15 to 9.41	2,716,350	9.62%	-27.2% to -28.02%
2007	1.50% to 2.60%	339,327	13.94 to 13.08	4,625,870	7.96%	1.63% to 0.49%
2006	1.50% to 2.60%	381,404	13.71 to 13.01	5,132,472	8.12%	8.91% to 7.7%
Market Opportunity Fund II - Service Shares (FVMOS)
2009	0.95% to 2.20%	312,243	9.93 to 9.48	3,079,972	1.98%	0.32% to -0.94%
2008	0.95% to 2.40%	469,126	9.9 to 9.52	4,620,131	1.76%	-1.81% to -3.24%
2007	0.95% to 1.85%	121,945	10.08 to 9.93	1,223,240	1.48%	-2.43% to -3.32%
2006	0.95% to 2.25%	113,120	10.33 to 10.24	1,166,083	0.00%	3.3% to 2.4%	*
Quality Bond Fund II - Primary Shares (FQB)
2010	0.95% to 2.25%	8,254,166	16.82 to 14.94	135,697,381	5.10%	7.47% to 6.06%
2009	0.95% to 2.30%	10,095,439	15.65 to 13.44	154,419,893	6.54%	19.29% to 17.68%
2008	0.95% to 2.70%	12,428,184	13.12 to 10.98	159,204,010	5.45%	-8.17% to -9.79%
2007	0.95% to 2.70%	16,768,928	14.28 to 12.17	233,498,819	4.90%	4.38% to 2.55%
2006	0.95% to 2.70%	19,923,851	13.69 to 11.87	265,905,915	4.23%	3.17% to 1.36%
Quality Bond Fund II - Service Shares (FQBS)
2010	1.50% to 2.60%	439,803	13.55 to 12.29	5,785,519	4.99%	6.66% to 5.47%
2009	1.50% to 2.60%	538,177	12.7 to 11.65	6,667,702	6.25%	18.35% to 17.03%
2008	1.50% to 2.60%	606,570	10.73 to 9.96	6,380,094	4.98%	-8.94% to -9.96%
2007	1.50% to 2.60%	733,237	11.78 to 11.06	8,484,162	4.67%	3.55% to 2.39%
2006	1.50% to 2.60%	826,174	11.38 to 10.8	9,261,610	3.83%	2.37% to 1.23%
Contrafund Portfolio - Service Class 2 (FC2)
2009	1.50% to 2.60%	871,508	13.56 to 12.44	11,508,587	1.15%	33.44% to 31.95%
2008	1.50% to 2.60%	983,215	10.16 to 9.43	9,774,545	0.73%	-43.55% to -44.18%
2007	1.50% to 2.60%	1,171,503	18 to 16.89	20,703,707	0.75%	15.53% to 14.24%
2006	1.50% to 2.60%	1,229,048	15.58 to 14.79	18,868,372	0.99%	9.76% to 8.54%
Fidelity(R) VIP Fund - Value Strategies Portfolio - Service Class 2 (FVSS2)
2010	1.50% to 2.60%	76,877	14.39 to 13.05	1,076,207	0.26%	24.44% to 23.06%
2009	1.50% to 2.60%	107,421	11.56 to 10.61	1,209,103	0.34%	54.8% to 53.07%
2008	1.50% to 2.60%	137,880	7.47 to 6.93	1,006,487	0.48%	-52.02% to -52.56%
2007	1.50% to 2.60%	172,687	15.57 to 14.61	2,634,568	0.63%	3.85% to 2.68%
2006	1.50% to 2.60%	189,220	14.99 to 14.23	2,790,485	0.35%	14.27% to 13%
VIP Fund -Contrafund Portfolio - Service Class (FCS)
2010	0.95% to 1.35%	627,694	21.72 to 20.65	13,355,641	0.09%	15.96% to 15.50%
2009	0.95% to 2.40%	21,380,872	18.73 to 10.26	389,004,147	1.25%	34.38% to 32.41%
2008	0.95% to 2.85%	25,997,531	13.94 to 8.86	351,356,151	0.79%	-43.16% to -44.31%
2007	0.95% to 2.85%	34,126,179	24.52 to 15.91	809,299,371	0.79%	16.39% to 14.21%
2006	0.95% to 2.85%	42,459,981	21.07 to 13.93	863,420,871	1.11%	10.53% to 8.49%
VIP Fund - Energy Portfolio - Service Class 2 (FNRS2)
2010	0.95% to 2.20%	2,554,064	10.56 to 9.95	26,870,031	0.36%	18.03% to 16.54%
2009	0.95% to 2.70%	2,882,823	8.95 to 13.58	25,998,693	0.23%	46.17% to 43.18%
2008	0.95% to 2.70%	3,165,031	6.12 to 9.49	20,000,808	0.00%	-54.84% to -55.66%
2007	0.95% to 2.70%	3,230,157	13.56 to 21.39	47,071,865	0.14%	44.25% to 41.81%
2006	0.95% to 2.65%	1,092,891	9.4 to 15.1	11,353,460	1.20%	-6.01% to -7.03%	*
VIP Fund - Equity-Income Portfolio - Service Class (FEIS)
2010	0.95% to 2.25%	17,468,381	14.79 to 11.04	256,820,879	1.64%	14.00% to 12.50%
2009	0.95% to 2.70%	21,467,817	12.97 to 9.35	276,837,475	2.09%	28.8% to 26.3%
2008	0.95% to 2.70%	26,543,981	10.07 to 7.4	265,365,034	2.08%	-43.25% to -44.34%
2007	0.95% to 2.70%	36,071,966	17.75 to 13.29	634,319,837	1.59%	0.45% to -1.27%
2006	0.95% to 2.65%	45,771,858	17.67 to 13.52	802,115,173	3.09%	18.94% to 16.97%
VIP Fund - Equity-Income Portfolio - Service Class 2 (FEI2)
2010	1.50% to 2.60%	604,329	11.48 to 10.41	6,746,388	1.50%	13.19% to 11.93%
2009	1.50% to 2.60%	766,428	10.14 to 9.3	7,577,401	2.02%	27.94% to 26.51%
2008	1.50% to 2.60%	912,834	7.92 to 7.35	7,081,339	2.06%	-43.67% to -44.3%
2007	1.50% to 2.60%	1,101,407	14.07 to 13.2	15,223,234	1.58%	-0.25% to -1.37%
2006	1.50% to 2.60%	1,257,321	14.1 to 13.38	17,476,446	2.90%	18.14% to 16.82%
VIP Fund - Freedom Fund 2010 Portfolio - Service Class (FF10S)
2010	0.95% to 1.80%	819,834	11.56 to 11.10	9,395,678	2.07%	11.67% to 10.71%
2009	0.95% to 2.05%	805,897	10.35 to 10.88	8,312,434	3.67%	22.97% to 21.54%
2008	0.95% to 2.05%	949,001	8.41 to 8.96	8,045,675	2.78%	-25.79% to -26.65%
2007	0.95% to 2.05%	717,498	11.34 to 12.21	8,298,619	3.47%	7.61% to 6.46%
2006	0.95% to 2.00%	238,181	10.54 to 11.48	2,662,735	5.69%	5.37% to 4.65%	*
VIP Fund - Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)
2010	1.25% to 2.25%	5,528	12.47 to 11.77	65,998	2.04%	11.14% to 10.01%
2009	1.25% to 2.25%	2,327	11.22 to 10.7	25,849	4.06%	22.41% to 21.17%
2008	1.25%	2,431	9.17	22,292	2.65%	-26.10%
2007	1.25%	2,743	12.4	34,024	2.15%	7.06%
(Continued)

131

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Fund - Freedom Fund 2020 Portfolio - Service Class (FF20S)
2010	0.95% to 2.05%	767,233	$11.11 to $10.54	$8,458,325	2.30%	13.43% to 12.17%
2009	0.95% to 1.95%	660,383	9.79 to 9.43	6,433,356	3.47%	27.55% to 26.27%
2008	0.95% to 2.30%	670,911	7.68 to 8.47	5,207,667	2.64%	-33.35% to -34.31%
2007	0.95% to 2.30%	561,279	11.52 to 12.89	6,595,444	2.99%	9.11% to 7.68%
2006	0.95% to 1.75%	203,073	10.56 to 12.08	2,180,054	2.85%	5.57% to 5.04%	*
VIP Fund - Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)
2010	1.25% to 2.25%	12,701	12.55 to 11.84	153,663	1.97%	12.93% to 11.73%
2009	1.25% to 2.25%	13,725	11.11 to 10.6	148,069	4.25%	26.94% to 25.66%
2008	1.25% to 2.25%	8,292	8.75 to 8.43	71,695	2.97%	-33.64% to -34.31%
2007	1.25% to 2.25%	3,382	13.19 to 12.84	43,848	2.13%	8.59% to 7.48%
2006	1.25% to 2.25%	2,852	12.15 to 11.95	34,337	2.38%	10.31% to 9.2%
VIP Fund - Freedom Fund 2030 Portfolio - Service Class (FF30S)
2010	0.95% to 1.80%	478,176	10.69 to 10.26	5,078,635	2.50%	14.90% to 13.91%
2009	0.95% to 1.80%	357,399	9.3 to 9.01	3,312,351	2.28%	30.16% to 29.04%
2008	0.95% to 2.10%	329,992	7.15 to 8.17	2,371,508	2.23%	-38.67% to -39.43%
2007	0.95% to 2.10%	301,314	11.65 to 13.49	3,625,337	3.07%	10.15% to 8.93%
2006	0.95% to 1.80%	85,992	10.58 to 12.45	948,186	2.81%	5.77% to 5.21%	*
VIP Fund - Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)
2010	1.25% to 2.25%	29,732	12.42 to 11.73	363,175	1.74%	14.4% to 13.31%
2009	1.25% to 2.25%	33,564	10.86 to 10.35	359,536	2.04%	29.54% to 28.23%
2008	1.25% to 2.25%	35,261	8.38 to 8.07	292,303	2.44%	-38.95% to -39.57%
2007	1.25% to 2.25%	27,932	13.73 to 13.36	377,140	2.63%	9.68% to 8.57%
2006	1.25% to 2.25%	12,830	12.51 to 12.3	158,537	2.54%	11.52% to 10.39%
VIP Fund - Growth Opportunities Portfolio - Service Class (FGOS)
2010	0.95% to 1.25%	73,468	10.45 to 9.76	727,853	0.00%	25.90% to 20.23%
2009	0.95% to 2.05%	2,823,689	8.54 to 5.68	23,519,320	0.37%	44.33% to 42.73%
2008	0.95% to 2.20%	3,325,249	5.91 to 3.92	19,201,947	0.30%	-55.49% to -56.05%
2007	0.95% to 2.20%	4,293,709	13.29 to 8.92	55,514,117	0.00%	21.87% to 20.32%
2006	0.95% to 2.35%	5,734,093	10.9 to 7.58	60,614,578	0.64%	4.3% to 2.86%
VIP Fund - Growth Portfolio - Service Class (FGS)
2010	0.95% to 2.20%	13,259,948	14.25 to 8.08	179,671,360	0.17%	22.88% to 21.33%
2009	0.95% to 2.30%	15,488,178	11.6 to 6.92	170,635,502	0.32%	26.93% to 24.94%
2008	0.95% to 2.40%	18,900,121	9.14 to 5.48	163,345,176	0.63%	-47.74% to -48.55%
2007	0.95% to 2.50%	25,956,718	17.48 to 10.55	427,273,711	0.64%	25.66% to 23.77%
2006	0.95% to 2.65%	33,064,556	13.91 to 8.42	428,694,016	0.30%	5.72% to 3.95%
VIP Fund - Growth Portfolio - Service Class 2 (FG2)
2010	1.50% to 2.60%	266,660	10.71 to 9.72	2,776,071	0.03%	22.01% to 20.64%
2009	1.50% to 2.60%	341,722	8.78 to 8.06	2,922,370	0.19%	26.05% to 24.64%
2008	1.50% to 2.60%	418,764	6.97 to 6.46	2,846,744	0.55%	-48.1% to -48.68%
2007	1.50% to 2.60%	450,197	13.42 to 12.6	5,923,337	0.39%	24.75% to 23.35%
2006	1.50% to 2.60%	544,353	10.76 to 10.21	5,765,569	0.16%	4.98% to 3.81%
VIP Fund - High Income Portfolio - Service Class (FHIS)
2010	0.95% to 2.20%	4,355,171	13.01 to 10.63	57,786,511	7.15%	12.71% to 11.29%
2009	0.95% to 2.45%	5,487,281	11.55 to 10.06	64,565,193	7.36%	42.41% to 40.23%
2008	0.95% to 2.45%	7,073,592	8.11 to 7.18	58,430,449	7.31%	-25.78% to -26.93%
2007	0.95% to 2.55%	10,440,891	10.92 to 9.73	116,457,034	6.02%	1.68% to 0.06%
2006	0.95% to 2.65%	18,673,694	10.74 to 9.65	206,301,456	7.08%	10.12% to 8.27%
VIP Fund - High Income Portfolio - Service Class R (FHISR)
2010	0.95% to 2.20%	5,516,431	11.72 to 11.18	64,197,429	9.52%	12.58% to 11.16%
2009	0.95% to 2.45%	4,212,440	10.41 to 9.99	43,660,512	8.36%	42.56% to 40.38%
2008	0.95% to 2.45%	3,359,844	7.3 to 7.11	24,447,258	7.39%	-25.69% to -26.85%
2007	0.95% to 2.45%	3,077,761	9.82 to 9.72	30,185,520	17.46%	-1.77% to -2.77%	*
VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)
2010	0.95% to 2.20%	5,555,592	13.23 to 12.01	72,621,963	3.21%	6.66% to 5.31%
2009	0.95% to 2.40%	6,353,808	12.41 to 12.21	78,092,553	8.2%	14.57% to 12.92%
2008	0.95% to 2.25%	4,984,533	10.83 to 10.92	53,716,394	4.23%	-4.26% to -5.51%
2007	0.95% to 2.25%	5,743,749	11.31 to 11.56	65,152,473	3.99%	3.22% to 1.88%
2006	0.95% to 2.40%	5,515,247	10.96 to 11.27	61,260,909	3.59%	3.31% to 1.81%
VIP Fund - Mid Cap Portfolio - Service Class (FMCS)
2010	0.95% to 2.20%	4,461,090	11.97 to 11.28	53,007,856	0.29%	27.48% to 25.87%
2009	0.95% to 2.40%	3,928,131	9.39 to 12.1	36,894,241	0.64%	38.69% to 36.5%
2008	0.95% to 2.65%	3,606,217	6.77 to 8.78	24,918,988	0.34%	-40.08% to -41.17%
2007	0.95% to 2.65%	3,720,767	11.3 to 14.92	43,912,299	0.76%	14.38% to 12.48%
2006	0.95% to 2.65%	2,219,901	9.88 to 13.27	23,686,575	0.00%	-1.2% to -2.29%	*
(Continued)

132

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Fund - Mid Cap Portfolio - Service Class 2 (FMC2)
2010	1.50% to 2.60%	352,256	$21.73 to $19.71	$7,431,732	0.10%	26.64% to 25.23%
2009	1.50% to 2.60%	463,361	17.16 to 15.74	7,739,724	0.34%	37.66% to 36.12%
2008	1.50% to 2.60%	562,586	12.46 to 11.56	6,851,029	0.24%	-40.51% to -41.18%
2007	1.50% to 2.60%	688,268	20.95 to 19.66	14,136,936	0.50%	13.6% to 12.32%
2006	1.50% to 2.60%	726,383	18.44 to 17.5	13,188,602	0.18%	10.72% to 9.49%
VIP Fund - Overseas Portfolio - Service Class (FOS)
2010	0.95% to 2.20%	1,404,565	15.25 to 11.07	21,449,069	1.25%	11.92% to 10.51%
2009	0.95% to 2.20%	1,697,629	13.63 to 10.02	23,195,540	1.92%	25.24% to 23.66%
2008	0.95% to 2.20%	2,082,989	10.88 to 8.1	22,758,715	2.28%	-44.4% to -45.1%
2007	0.95% to 2.20%	2,660,164	19.57 to 14.76	52,254,014	3.14%	16.09% to 14.61%
2006	0.95% to 2.20%	3,528,715	16.86 to 12.88	60,072,973	0.82%	16.83% to 15.36%
VIP Fund - Overseas Portfolio - Service Class 2 R (FO2R)
2010	1.50% to 2.60%	299,579	14.49 to 13.14	4,222,224	1.05%	11.13% to 9.90%
2009	1.50% to 2.60%	421,604	13.03 to 11.96	5,354,781	1.89%	24.31% to 22.92%
2008	1.50% to 2.60%	503,679	10.49 to 9.73	5,159,377	2.09%	-44.79% to -45.41%
2007	1.50% to 2.60%	614,490	18.99 to 17.82	11,430,563	2.99%	15.29% to 14%
2006	1.50% to 2.60%	648,323	16.47 to 15.63	10,502,811	0.74%	16.05% to 14.76%
VIP Fund - Overseas Portfolio - Service Class R (FOSR)
2010	0.95% to 2.20%	2,367,047	15.40 to 13.79	35,872,048	1.21%	11.94% to 10.53%
2009	0.95% to 2.45%	3,074,483	13.75 to 12.23	41,693,409	1.92%	25.29% to 23.15%
2008	0.95% to 2.45%	3,829,152	10.98 to 9.93	41,459,294	2.16%	-44.41% to -45.32%
2007	0.95% to 2.45%	5,132,023	19.75 to 18.16	100,110,525	3.14%	16.11% to 14.43%
2006	0.95% to 2.65%	6,293,681	17.01 to 15.72	105,827,473	0.86%	16.83% to 14.93%
VIP Fund - Value Strategies Portfolio - Service Class (FVSS)
2010	0.95% to 2.05%	1,026,381	15.21 to 13.80	15,377,908	0.39%	25.25% to 23.86%
2009	0.95% to 2.20%	1,328,090	12.14 to 11.01	15,897,453	0.5%	55.9% to 53.93%
2008	0.95% to 2.40%	1,388,196	7.79 to 7.06	10,650,306	0.58%	-51.64% to -52.44%
2007	0.95% to 2.50%	1,995,932	16.1 to 14.75	31,684,564	0.95%	4.59% to 3.02%
2006	0.95% to 2.65%	2,381,904	15.39 to 14.22	36,180,710	0.60%	15.1% to 13.19%
Franklin Income Securities Fund - Class 2 (FTVIS2)
2010	0.95% to 2.20%	4,370,430	11.96 to 11.27	51,734,546	6.48%	11.60% to 10.20%
2009	0.95% to 2.25%	4,609,866	10.72 to 10.2	48,998,095	7.73%	34.31% to 32.46%
2008	0.95% to 2.30%	4,245,169	7.98 to 7.69	33,666,942	5.72%	-30.32% to -31.33%
2007	0.95% to 2.30%	5,243,133	11.45 to 11.2	59,809,002	4.36%	2.77% to 1.41%
2006	0.95% to 2.25%	3,299,693	11.15 to 11.05	36,704,669	0.32%	11.46% to 10.5%	*
Franklin Rising Dividends Securities Fund - Class 2 (FTVRD2)
2010	1.25% to 2.25%	55,395	12.67 to 11.21	678,413	1.65%	19.09% to 17.95%
2009	1.25% to 2.25%	63,352	10.64 to 9.5	653,229	1.46%	15.86% to 14.7%
2008	1.25% to 2.25%	74,256	9.18 to 8.28	662,345	1.79%	-28.01% to -28.74%
2007	1.25% to 2.25%	90,221	12.75 to 11.63	1,120,876	2.39%	-3.91% to -4.89%
2006	1.25% to 2.25%	106,400	13.27 to 12.22	1,376,537	1.25%	15.66% to 14.5%
Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)
2010	0.95% to 1.95%	2,143,936	10.61 to 10.12	22,914,997	0.79%	27.00% to 25.72%
2009	0.95% to 2.30%	2,007,761	8.36 to 10.2	17,042,279	1.45%	27.93% to 26.01%
2008	0.95% to 2.65%	2,135,224	6.53 to 7.99	14,375,230	1.15%	-33.65% to -34.86%
2007	0.95% to 2.40%	1,615,021	9.84 to 12.35	16,573,648	0.90%	-3.31% to -4.69%
2006	0.95% to 2.25%	1,233,894	10.18 to 12.63	13,300,620	0.11%	1.81% to 14.36%	*
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)
2010	0.95% to 2.20%	1,121,698	12.72 to 11.99	14,177,454	1.35%	16.40% to 14.93%
2009	0.95% to 2.20%	1,279,742	10.93 to 10.43	14,037,162	2.63%	70.99% to 68.84%
2008	0.95% to 2.15%	746,789	6.39 to 6.19	4,888,874	2.66%	-53.12% to -53.69%
2007	0.95% to 2.30%	1,629,698	13.63 to 19.9	23,911,115	1.70%	27.47% to 25.86%
2006	0.95% to 2.25%	483,848	10.69 to 15.83	5,857,903	0.35%	6.95% to 6.08%	*
Templeton Foreign Securities Fund - Class 2 (TIF2)
2010	1.25%	1,946	15.87	30,887	1.84%	7.03%
2009	1.25%	2,121	14.83	31,449	4.37%	35.33%
2008	1.25%	4,144	10.96	45,418	2.18%	-41.12%
2007	1.25%	5,496	18.61	102,271	1.90%	14.01%
2006	1.25%	6,397	16.32	104,412	1.25%	19.93%
Templeton Foreign Securities Fund - Class 3 (TIF3)
2010	0.95% to 2.20%	798,014	10.72 to 10.10	8,510,162	1.47%	7.38% to 6.02%
2009	0.95% to 2.25%	1,082,482	9.98 to 11.67	10,823,879	3.4%	35.89% to 33.94%
2008	0.95% to 2.20%	1,248,884	7.35 to 8.73	9,345,898	2.65%	-40.96% to -41.76%
2007	0.95% to 2.20%	1,094,763	12.44 to 14.99	14,104,423	2.37%	14.34% to 12.98%
2006	0.95% to 2.10%	505,381	10.88 to 13.29	5,780,587	0.39%	8.83% to 8.05%	*
(Continued)

133

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)
2010	0.95% to 2.20%	3,633,038	$16.14 to $15.21	$58,145,726	1.36%	13.29% to 11.86%
2009	0.95% to 2.70%	3,437,497	14.25 to 13.76	48,665,063	13.65%	17.56% to 15.54%
2008	0.95% to 2.70%	3,465,329	12.12 to 11.91	41,907,618	3.91%	5.2% to 3.38%
2007	0.95% to 2.70%	2,850,554	11.52	32,899,638	2.47%	9.97% to 8.07%
2006	0.95% to 2.30%	1,106,336	10.47 to 10.73	11,740,492	0.98%	4.74% to 3.82%	*
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
2010	0.95% to 2.20%	478,144	9.32 to 9.01	4,419,657	2.32%	9.21% to 7.83%
2009	0.95% to 2.40%	392,225	8.53 to 8.31	3,326,554	4.2%	29.01% to 26.98%
2008	0.95% to 2.40%	152,212	6.61 to 6.54	1,004,818	5.09%	-33.86% to -34.56%	*
Guardian Portfolio - I Class Shares (AMGP)
2010	1.60% to 1.75%	16,109	17.42 to 11.73	199,575	0.32%	17.11% to 16.93%
2009	1.6% to 1.75%	24,926	14.87 to 10.03	282,823	0.01%	27.61% to 27.42%
2008	0.95% to 2.65%	3,174,895	13.25 to 7.86	38,909,878	0.51%	-37.84% to -38.97%
2007	0.95% to 2.30%	4,032,425	21.32 to 13.29	80,055,450	0.26%	6.36% to 4.97%
2006	0.95% to 2.30%	5,156,402	20.04 to 12.66	95,524,513	0.63%	12.3% to 10.83%
International Portfolio - S Class Shares (AMINS)
2008	0.95% to 2.20%	266,109	5.63 to 7.39	1,559,540	0.00%	-46.95% to -47.7%
2007	0.95% to 2.40%	1,121,173	10.61 to 14.06	12,875,434	2.30%	2.23% to 0.79%
2006	0.95% to 2.40%	506,394	10.38 to 13.95	5,724,548	0.37%	3.83% to 2.87%	*
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
2010	0.95% to 1.75%	25,562	25.01 to 14.18	418,065	0.00%	27.87% to 26.84%
2009	1.60% to 1.75%	27,121	15.84 to 11.18	349,144	0.00%	29.49% to 29.3%
2008	0.95% to 2.30%	4,899,483	15 to 8.04	66,348,641	0.00%	-43.91% to -44.73%
2007	0.95% to 2.35%	6,698,477	26.75 to 14.48	160,332,215	0.00%	21.36% to 19.74%
2006	0.95% to 2.65%	8,624,822	22.04 to 11.8	167,202,644	0.00%	13.61% to 11.74%
Partners Portfolio - I Class Shares (AMTP)
2010	1.10% to 1.75%	4,601	16.56 to 11.62	62,147	0.77%	14.39% to 13.64%
2009	1.60% to 1.75%	49,029	13.67 to 10.23	508,356	0.04%	53.58% to 53.34%
2008	0.95% to 2.40%	5,238,503	8.4 to 6.9	45,631,990	0.46%	-52.85% to -53.6%
2007	0.95% to 2.65%	7,015,661	17.81 to 14.54	129,223,624	0.60%	8.29% to 6.48%
2006	0.95% to 2.65%	9,274,134	16.45 to 13.66	158,663,346	0.69%	11.18% to 9.33%
Regency Portfolio - S Class Shares (AMRS)
2010	1.25%	331	12.35	4,090	0.02%	24.44%
2009	1.25%	422	9.93	4,191	0.00%	44.33%
2008	0.95% to 2.15%	408,423	5.58 to 6.65	2,329,001	0.85%	-46.46% to -47.19%
2007	0.95% to 2.15%	536,697	10.42 to 12.6	5,708,166	0.46%	2.07% to 0.87%
2006	0.95% to 2.05%	461,292	10.2 to 12.51	4,821,327	0.66%	2.04% to 1.31%	*
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
2010	0.95% to 2.60%	185,434	8.39 to 10.69	1,711,120	0.00%	18.48% to 16.50%
2009	0.95% to 2.60%	189,090	7.08 to 9.17	1,482,626	0.00%	21.59% to 19.56%
2008	0.95% to 2.60%	150,345	5.82 to 7.67	1,041,006	0.00%	-40.05% to -41.05%
2007	0.95% to 2.60%	138,132	9.71 to 13.01	1,705,972	0.00%	-0.45% to -2.11%
2006	0.95% to 2.60%	118,814	9.76 to 13.29	1,557,992	0.00%	-2.44% to 2.52%	*
Socially Responsive Portfolio - I Class Shares (AMSRS)
2010	0.95% to 2.45%	717,855	13.66 to 12.34	9,712,445	0.03%	21.69% to 19.85%
2009	0.95% to 2.45%	315,329	11.22 to 10.29	3,523,342	2.09%	30.18% to 28.21%
2008	0.95% to 2.45%	389,079	8.62 to 8.03	3,377,675	1.01%	-40.02% to -40.93%
2007	0.95% to 2.20%	1,195,809	14.37 to 16.56	17,666,241	0.11%	6.59% to 5.3%
2006	0.95% to 2.20%	801,737	13.48 to 15.73	11,396,044	0.13%	12.63% to 11.26%
Capital Appreciation Fund/VA - Service Class (OVCAFS)
2009	1.50% to 2.60%	366,282	9.9 to 9.09	3,549,018	0.01%	41.99% to 40.41%
2008	1.50% to 2.60%	441,461	6.98 to 6.47	3,022,639	0.00%	-46.48% to -47.08%
2007	1.50% to 2.60%	515,617	13.03 to 12.23	6,607,818	0.01%	12.14% to 10.88%
2006	1.50% to 2.60%	561,578	11.62 to 11.03	6,433,761	0.20%	6.07% to 4.89%
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
2010	0.95% to 1.35%	209,242	15.20 to 15.87	3,373,897	0.20%	8.42% to 7.89%
2009	0.95% to 2.45%	10,161,530	14.02 to 9.58	144,577,862	0.33%	43.15% to 40.77%
2008	0.95% to 2.65%	12,747,789	9.8 to 6.67	126,536,235	0.15%	-46.04% to -47.02%
2007	0.95% to 2.70%	17,017,191	18.15 to 12.53	312,810,367	0.24%	13.06% to 11.12%
2006	0.95% to 2.70%	21,906,532	16.06 to 11.27	357,036,397	0.39%	6.93% to 5.08%
Global Securities Fund/VA - Class 3 (OVGS3)
2010	0.95% to 2.60%	4,418,360	22.05 to 19.38	95,853,925	1.49%	14.87% to 12.96%
2009	0.95% to 2.60%	5,462,572	19.19 to 17.16	103,265,246	2.26%	38.37% to 36.06%
2008	0.95% to 2.65%	6,681,809	13.87 to 12.6	91,407,219	1.60%	-40.76% to -41.86%
2007	0.95% to 2.65%	8,674,031	23.41 to 21.68	200,680,424	1.42%	5.32% to 3.57%
2006	0.95% to 2.65%	10,676,504	22.23 to 20.93	234,998,177	1.03%	16.57% to 14.67%
(Continued)

134

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Global Securities Fund/VA - Non-Service Shares (OVGS)
2010	0.95% to 2.40%	4,726,587	$14.03 to $11.99	$64,970,455	1.50%	14.86% to 13.18%
2009	0.95% to 2.40%	5,899,391	12.22 to 10.59	70,940,440	2.32%	38.44% to 36.42%
2008	0.95% to 2.85%	7,350,485	8.82 to 11.65	65,562,649	1.66%	-40.76% to -41.97%
2007	0.95% to 2.85%	9,761,653	14.89 to 20.08	153,056,196	1.43%	5.3% to 3.34%
2006	0.95% to 2.85%	11,724,356	14.14 to 19.43	180,011,728	1.05%	16.58% to 14.43%
Global Securities Fund/VA - Service Class (OVGSS)
2010	1.50% to 2.60%	171,295	15.82 to 14.35	2,629,627	1.32%	13.97% to 12.70%
2009	1.50% to 2.60%	234,040	13.88 to 12.73	3,160,699	2.01%	37.26% to 35.73%
2008	1.50% to 2.60%	299,786	10.11 to 9.38	2,960,179	1.33%	-41.23% to -41.89%
2007	1.50% to 2.60%	370,311	17.2 to 16.14	6,237,525	1.22%	4.48% to 3.31%
2006	1.50% to 2.60%	416,735	16.47 to 15.63	6,740,600	0.85%	15.61% to 14.32%
High Income Fund/VA - Class 3 (OVHI3)
2010	0.95% to 2.20%	995,159	2.86 to 2.73	2,832,621	5.69%	13.60% to 12.16%
2009	0.95% to 2.20%	859,349	2.52 to 2.44	2,158,516	0.00%	25.55% to 23.96%
2008	0.95% to 2.20%	160,909	2.01 to 1.96	322,010	5.25%	-79.09% to -79.36%
2007	0.95% to 2.25%	182,957	9.6 to 9.52	1,752,944	0.00%	-4% to -4.85%	*
High Income Fund/VA - Non-Service Shares (OVHI)
2010	0.95% to 1.55%	40,971	3.11 to 3.02	126,029	6.16%	13.72% to 13.03%
2009	0.95% to 1.65%	45,401	2.73 to 2.79	123,551	0.00%	24.13% to 21.8%
2008	0.95% to 1.70%	58,162	2.2 to 2.29	128,455	8.37%	-78.88% to -79.1%
2007	0.95% to 2.25%	128,274	10.43 to 10.79	1,349,911	9.65%	-1.06% to -2.33%
2006	0.95% to 2.30%	225,947	10.54 to 11.04	2,407,087	0.00%	5.41% to 4.47%	*
High Income Fund/VA - Service Class (OVHIS)
2010	1.25%	7,510	3.52	26,420	5.98%	13.12%
2009	1.25%	8,314	3.11	25,880	0.00%	24.38%
2008	1.25%	9,322	2.5	23,306	7.46%	-78.84%
2007	1.25%	10,820	11.83	127,992	10.61%	-1.72%
2006	1.25%	11,906	12.04	143,303	8.95%	7.86%
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
2010	0.95% to 2.25%	8,884,716	12.44 to 8.43	115,518,627	1.15%	15.01% to 13.50%
2009	0.95% to 2.30%	10,897,405	10.81 to 8.75	123,287,525	1.97%	27.07% to 25.17%
2008	0.95% to 2.65%	13,429,592	8.51 to 6.75	119,566,222	1.61%	-39.06% to -40.17%
2007	0.95% to 2.65%	18,473,644	13.96 to 11.28	270,387,331	1.08%	3.43% to 1.7%
2006	0.95% to 2.65%	23,057,427	13.5 to 11.09	329,617,768	1.16%	13.94% to 12.04%
Main Street Fund(R)/VA - Service Class (OVGIS)
2010	1.50% to 2.60%	277,137	11.31 to 10.26	3,062,481	0.95%	14.09% to 12.82%
2009	1.50% to 2.60%	334,673	9.91 to 9.1	3,245,291	1.66%	26.07% to 24.67%
2008	1.50% to 2.60%	391,338	7.86 to 7.3	3,018,113	1.37%	-39.55% to -40.22%
2007	1.50% to 2.60%	664,432	13.01 to 12.21	8,506,714	0.86%	2.58% to 1.43%
2006	1.50% to 2.60%	714,818	12.68 to 12.03	8,944,319	0.98%	13.04% to 11.78%
Main Street Small Cap Fund(R)/VA - Non-Service Shares (OVSC)
2010	0.95% to 1.85%	930,790	10.04 to 9.62	9,283,938	0.57%	22.23% to 21.13%
2009	0.95% to 2.00%	1,073,093	8.21 to 10.63	8,820,680	0.86%	35.89% to 34.28%
2008	0.95% to 2.20%	954,905	6.04 to 7.85	5,836,724	0.51%	-38.42% to -39.28%
2007	0.95% to 2.20%	1,108,657	9.82 to 12.94	11,355,895	0.31%	-2.15% to -3.35%
2006	0.95% to 2.25%	660,025	10.03 to 9.94	7,089,285	0.00%	0.31% to -0.56%	*
Main Street Small Cap Fund(R)/VA - Service Class (OVSCS)
2010	1.25%	13,564	14.57	197,565	0.42%	21.48%
2009	1.25%	14,582	11.99	174,782	0.65%	35.17%
2008	1.25%	15,897	8.87	141,006	0.26%	-38.78%
2007	1.25%	13,112	14.48	189,918	0.17%	-2.63%
2006	1.25%	14,220	14.88	211,533	0.02%	13.23%
MidCap Fund/VA - Non-Service Shares (OVAG)
2010	0.95% to 2.25%	5,038,472	12.19 to 4.79	66,253,324	0.00%	26.26% to 24.60%
2009	0.95% to 2.25%	5,642,712	9.65 to 3.85	58,874,182	0.00%	31.35% to 29.62%
2008	0.95% to 2.30%	6,695,313	7.35 to 2.95	53,173,243	0.00%	-49.55% to -50.24%
2007	0.95% to 2.70%	8,636,413	14.57 to 11.51	135,797,826	0.00%	5.32% to 3.48%
2006	0.95% to 2.70%	11,328,404	13.83 to 11.12	171,399,480	0.00%	1.98% to 0.23%
Strategic Bond Fund/VA - Service Class (OVSBS)
2010	1.50% to 2.60%	284,422	16.18 to 14.68	4,488,006	8.09%	13.05% to 11.79%
2009	1.50% to 2.60%	325,335	14.31 to 13.13	4,558,458	0.24%	16.63% to 15.33%
2008	1.50% to 2.60%	346,353	12.27 to 11.39	4,170,962	5.23%	-15.77% to -16.71%
2007	1.50% to 2.60%	452,665	14.57 to 13.67	6,489,866	3.32%	7.9% to 6.69%
2006	1.50% to 2.60%	418,884	13.5 to 12.81	5,583,752	3.61%	5.63% to 4.45%
(Continued)

135

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Real Return Portfolio - Administrative Class (PMVRRA)
2010	0.95% to 1.30%	66,930	$12.87 to $12.66	$855,103	1.43%	6.91% to 6.53%
2009	0.95% to 1.30%	65,525	12.02 to 11.87	782,688	3.12%	17.27% to 16.95%
2008	0.95% to 1.30%	66,141	10.25 to 10.15	675,187	3.63%	-7.91% to -8.31%
2007	0.95% to 1.30%	25,083	11.13 to 11.07	278,591	5.95%	9.66% to 9.28%
2006	0.95% to 1.30%	74,407	10.15 to 10.13	755,146	3.97%	1.5% to 1.3%	*
Series D (Global Series) (SBLD)
2010	1.10% to 1.30%	23,376	10.32 to 10.23	240,880	0.00%	14.23% to 14.01%
2009	1.10% to 1.30%	23,481	9.02 to 8.96	211,619	0.00%	17.91% to 18.21%
2008	0.95% to 1.30%	21,833	7.65 to 7.58	166,288	0.00%	-33.80% to -39.17%
2007	1.10% to 1.30%	15,283	12.5 to 12.46	190,962	0.00%	7.67% to 7.32%
2006	1.10% to 1.15%	10,257	11.61	119,083	0.00%	16.1%	*
Series J (Mid Cap Growth Series) (SBLJ)
2010	0.95% to 1.30%	16,355	9.53 to 9.37	154,677	0.00%	22.83% to 22.37%
2009	0.95% to 1.30%	14,777	7.74 to 7.65	113,801	0.00%	42.54% to 42.19%
2008	0.95% to 1.30%	11,088	5.43 to 5.38	59,995	0.00%	-40.54% to -40.75%
2007	0.95% to 1.30%	6,602	9.13 to 9.08	60,149	0.00%	-11.36% to -11.67%
2006	0.95% to 1.20%	5,632	10.3 to 10.28	57,954	0.00%	3% to 2.8%	*
Series N (Managed Asset Allocation Series) (SBLN)
2010	0.95% to 1.30%	12,170	11.37 to 11.19	137,282	0.00%	9.35% to 8.97%
2009	0.95% to 1.25%	14,169	10.38 to 10.27	146,319	0.00%	24.46% to 24.03%
2008	0.95% to 1.25%	12,844	8.34 to 8.28	106,763	0.00%	-27.92% to -28.06%
2007	0.95% to 1.25%	10,932	11.57 to 11.51	126,202	0.00%	5.09% to 4.64%
2006	1.10% to 1.25%	5,872	11.01 to 11	64,646	0.00%	10.1% to 10%	*
Series O (All Cap Value Series) (SBLO)
2010	0.95% to 1.30%	98,721	10.75 to 10.58	1,054,397	0.00%	15.33% to 14.94%
2009	0.95% to 1.30%	75,841	9.31 to 9.19	702,539	0.00%	31.87% to 31.29%
2008	0.95% to 1.30%	117,337	7.06 to 7	826,269	0.00%	-39.03% to -39.24%
2007	0.95% to 1.30%	25,150	11.58 to 11.52	290,548	0.00%	1.85% to 1.41%
2006	0.95% to 1.15%	13,985	11.37 to 11.36	158,900	0.00%	13.7% to 13.6%	*
Series P (High Yield Series) (SBLP)
2010	0.95% to 1.30%	29,311	14.54 to 14.31	423,441	0.00%	14.18% to 13.78%
2009	0.95% to 1.30%	35,166	12.72 to 12.56	445,532	0.00%	71.2% to 70.42%
2008	0.95% to 1.30%	17,473	7.43 to 7.37	129,324	0.00%	-30.69% to -30.86%
2007	0.95% to 1.30%	40,974	10.72 to 10.66	438,344	0.00%	1.13% to 0.76%
2006	0.95% to 1.30%	57,506	10.6 to 10.58	609,242	0.00%	6% to 5.8%	*
Series Q (Small Cap Value Series) (SBLQ)
2010	0.95% to 1.30%	82,673	13.35 to 13.14	1,095,848	0.00%	20.56% to 20.14%
2009	0.95% to 1.30%	63,451	11.06 to 10.92	697,437	0.00%	54.47% to 53.8%
2008	0.95% to 1.30%	64,592	7.16 to 7.1	460,344	0.00%	-39.17% to -39.37%
2007	0.95% to 1.30%	52,222	11.77 to 11.71	612,804	0.00%	9.29% to 8.83%
2006	1.10% to 1.20%	17,623	10.77 to 10.76	189,748	0.00%	7.7% to 7.6%	*
Series V (Mid Cap Value Series) (SBLV)
2010	0.95% to 1.30%	189,899	12.77 to 12.57	2,406,943	0.00%	16.51% to 16.11%
2009	0.95% to 1.30%	185,377	10.95 to 10.81	2,018,141	0.00%	42.58% to 42.05%
2008	0.95% to 1.30%	173,469	7.68 to 7.61	1,327,038	0.00%	-29.15% to -29.41%
2007	0.95% to 1.30%	128,838	10.84 to 10.78	1,392,964	0.00%	0.93% to 0.56%
2006	0.95% to 1.25%	48,041	10.74 to 10.72	515,556	0.00%	7.4% to 7.2%	*
Series X (Small Cap Growth Series) (SBLX)
2010	0.95% to 1.15%	12,090	9.74 to 9.65	117,162	0.00%	28.68% to 28.41%
2009	0.95% to 1.15%	6,371	7.56 to 7.51	47,929	0.00%	33.81% to 33.63%
2008	0.95% to 1.15%	4,010	5.65 to 5.62	22,552	0.00%	-47.59% to -47.82%
2007	1.10% to 1.15%	145	10.78 to 10.77	1,561	0.00%	4.46% to 4.36%
2006	1.10% to 1.15%	81	10.32	836	0.00%	3.2%	*
Series Y (Select 25 Series) (SBLY)
2010	1.10% to 1.25%	2,191	9.52 to 9.45	20,806	0.00%	15.20% to 15.02%
2009	1.10% to 1.25%	3,045	8.25 to 8.2	25,093	0.00%	31.79% to 31.62%
2008	1.10% to 1.25%	2,318	6.26 to 6.23	14,497	0.00%	-37.77% to -37.89%
2007	1.10% to 1.25%	545	10.06 to 10.03	5,466	0.00%	-7.2% to -7.39%
2006	1.10% to 1.25%	1,127	10.84 to 10.83	12,212	0.00%	8.4% to 8.3%	*
Total Return Portfolio - Administrative Class (PMVTRA)
2010	0.95% to 1.30%	209,787	14.01 to 13.79	2,920,948	2.41%	6.92% to 6.54%
2009	0.95% to 1.30%	188,936	13.08 to 12.92	2,460,265	5.11%	12.95% to 12.64%
2008	0.95% to 1.30%	153,732	11.58 to 11.47	1,774,326	4.48%	3.86% to 3.43%
2007	0.95% to 1.30%	33,848	11.15 to 11.09	376,864	5.60%	7.73% to 7.15%
2006	0.95% to 1.10%	21,396	10.35	221,448	3.67%	3.5%	*
(Continued)

136

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Putnam VT Growth and Income Fund - IB Shares (PVGIB)
2010	1.25%	1,028	$11.31	$11,629	1.57%	12.90%
2009	1.25%	1,111	10.02	11,122	2.6%	28.19%
2008	1.25%	1,634	7.81	12,762	2.03%	-39.46%
2007	1.25%	2,177	12.91	28,097	1.24%	-7.22%
2006	1.25%	2,742	13.91	38,143	1.39%	14.47%
Capital Growth Portfolio - Class II (ACEG2)
2010	1.50% to 2.60%	138,423	11.34 to 10.29	1,517,174	0.00%	17.77% to 16.46%
2009	1.50% to 2.60%	181,324	9.63 to 8.83	1,694,443	0.00%	63.16% to 61.34%
2008	1.50% to 2.50%	207,406	5.9 to 5.51	1,194,326	0.19%	-49.88% to -50.39%
2007	1.50% to 2.50%	215,311	11.77 to 11.11	2,481,515	0.00%	14.88% to 13.71%
2006	1.50% to 2.60%	254,837	10.25 to 9.72	2,564,525	0.00%	1.09% to -0.04%
Comstock Portfolio - Class II (ACC2)
2010	1.50% to 2.60%	647,015	12.32 to 11.18	7,741,763	0.14%	13.96% to 12.69%
2009	1.50% to 2.60%	821,709	10.81 to 9.92	8,659,295	4.31%	26.48% to 25.07%
2008	1.50% to 2.60%	1,011,292	8.55 to 7.93	8,446,011	2.42%	-36.77% to -37.47%
2007	1.50% to 2.60%	1,281,115	13.52 to 12.68	16,966,951	1.68%	-3.8% to -4.88%
2006	1.50% to 2.60%	1,437,197	14.05 to 13.33	19,854,900	1.25%	14.31% to 13.04%
Diversified Stock Fund Class A Shares (VYDS)
2010	0.95% to 1.70%	383,725	12.35 to 11.26	4,624,290	0.72%	11.28% to 10.44%
2009	0.95% to 2.05%	510,692	11.1 to 9.81	5,537,239	0.82%	25.85% to 24.28%
2008	0.95% to 2.05%	691,105	8.82 to 7.89	5,917,748	0.73%	-38.46% to -39.19%
2007	0.95% to 2.15%	975,201	14.33 to 12.87	13,517,054	0.67%	8.9% to 7.64%
2006	0.95% to 2.15%	1,255,579	13.16 to 11.96	15,902,096	0.32%	12.6% to 11.3%
Micro-Cap Portfolio - Investment Class (ROCMC)
2010	0.95% to 1.30%	83,270	12.84 to 12.63	1,061,105	2.04%	28.54% to 28.07%
2009	0.95% to 1.30%	78,868	9.97 to 9.85	781,980	0.00%	56.51% to 56.1%
2008	0.95% to 1.30%	68,775	6.37 to 6.31	436,495	3.32%	-43.83% to -44.06%
2007	0.95% to 1.30%	41,378	11.34 to 11.28	467,888	2.31%	3% to 2.64%
2006	0.95% to 1.20%	11,724	11.01 to 10.99	128,982	0.31%	10.1% to 9.9%	*
Blue Chip Growth Portfolio - II (TRBCG2)
2009	0.95% to 1.95%	754,802	9.4 to 10.45	7,071,421	0.00%	40.44% to 38.86%
2008	0.95% to 2.20%	1,679,454	6.69 to 7.45	11,323,627	0.10%	-43.2% to -43.97%
2007	0.95% to 2.20%	1,844,368	11.78 to 13.3	22,155,421	0.10%	11.41% to 10.07%
2006	0.95% to 2.20%	1,416,705	10.58 to 12.09	15,312,049	0.38%	5.76% to 4.89%	*
Equity Income Portfolio - II (TREI2)
2009	0.95% to 2.05%	1,708,614	8.81 to 8.46	15,026,299	1.55%	24.06% to 22.68%
2008	0.95% to 2.65%	1,993,851	7.1 to 7.62	14,377,376	2.16%	-36.87% to -38.03%
2007	0.95% to 2.65%	1,986,743	11.25 to 12.29	22,946,653	1.71%	2.05% to 0.35%
2006	0.95% to 2.25%	1,364,550	11.02 to 12.34	15,774,454	1.36%	10.24% to 9.31%	*
Health Sciences Portfolio - II (TRHS2)
2010	0.95% to 1.95%	129,181	10.57 to 10.50	1,363,675	0.00%	5.69% to 4.98%	*
Limited-Term Bond Portfolio - II (TRLT2)
2009	1.25%	1,107	11.37	12,587	3.22%	6.01%
2008	0.95% to 2.65%	1,526,688	10.75 to 10.18	16,328,229	3.76%	0.34% to -1.36%
2007	0.95% to 2.05%	597,947	10.71 to 10.51	6,383,646	4.21%	4.22% to 3.06%
2006	0.95% to 1.85%	278,165	10.28 to 10.22	2,857,789	3.45%	2.77% to 2.15%	*
Worldwide Insurance Trust -Worldwide Emerging Markets Fund - Class R1 (VWEMR)
2010	0.95% to 2.05%	823,233	28.85 to 26.78	23,512,591	0.67%	25.66% to 24.27%
2009	0.95% to 2.05%	1,015,118	22.96 to 21.55	23,100,080	0.13%	111.37% to 109.03%
2008	0.95% to 2.15%	785,222	10.86 to 10.28	8,463,673	0.00%	-65.09% to -65.59%
2007	0.95% to 2.65%	1,458,468	31.11 to 29.32	45,060,130	0.44%	36.25% to 34.09%
2006	0.95% to 2.40%	1,627,022	22.83 to 22.02	36,935,001	0.61%	38.21% to 36.37%
Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Initial Class (VWEM)
2010	0.95% to 2.20%	581,474	26.67 to 31.59	19,607,103	0.62%	25.64% to 24.05%
2009	0.95% to 2.20%	712,637	21.23 to 25.47	18,859,632	0.17%	111.15% to 108.49%
2008	0.95% to 2.20%	857,455	10.05 to 12.21	10,692,912	0.00%	-65.12% to -65.56%
2007	0.95% to 2.20%	1,160,958	28.82 to 35.46	42,349,252	0.47%	36.3% to 34.57%
2006	0.95% to 2.30%	1,535,950	21.14 to 34.65	43,798,341	0.64%	38.17% to 36.47%
Worldwide Insurance Trust - Worldwide Hard Assets Fund - Class R1 (VWHAR)
2010	0.95% to 2.25%	1,361,957	35.59 to 32.59	47,937,236	0.35%	28.03% to 26.35%
2009	0.95% to 2.25%	1,314,117	27.79 to 25.79	36,210,549	0.25%	56.12% to 54.07%
2008	0.95% to 2.65%	1,269,810	17.8 to 16.49	22,418,503	0.37%	-46.61% to -47.54%
2007	0.95% to 2.65%	1,841,149	33.35 to 31.43	60,950,614	0.11%	43.94% to 41.61%
2006	0.95% to 2.65%	1,987,076	23.17 to 22.19	45,765,443	0.08%	23.36% to 21.42%
Worldwide Insurance Trust - Worldwide Hard Assets Fund - Initial Class (VWHA)
2010	0.95% to 2.20%	412,231	34.78 to 40.90	16,848,636	0.37%	28.01% to 26.40%
2009	0.95% to 2.20%	473,719	27.17 to 32.36	14,993,036	0.27%	56.04% to 54.07%
2008	0.95% to 2.20%	540,162	17.41 to 21.01	11,028,030	0.32%	-46.64% to -47.31%
2007	0.95% to 2.20%	800,293	32.63 to 39.87	30,418,032	0.13%	43.97% to 42.14%
2006	0.95% to 2.30%	1,061,403	22.66 to 32.53	29,115,074	0.07%	23.31% to 21.81%
(Continued)

137

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)
2010	0.95% to 2.25%	10,423,052	$24.05 to $20.65	$245,715,762	1.10%	7.64% to 6.23%
2009	0.95% to 2.45%	12,278,354	22.34 to 19.55	268,795,979	0.37%	23.86% to 21.91%
2008	0.95% to 2.45%	12,909,693	18.04 to 16.04	228,047,915	0.40%	-26.5% to -27.59%
2007	0.95% to 2.50%	14,390,538	24.54 to 21.65	344,690,429	0.64%	42.74% to 40.61%
2006	0.95% to 2.50%	14,439,370	17.19 to 15.39	243,077,277	0.37%	19.01% to 17.28%
Ivy Fund Variable Insurance Portfolios, Inc. - Balanced (WRBP)
2010	0.95% to 2.25%	4,034,607	14.47 to 12.47	57,336,407	1.99%	16.00% to 14.48%
2009	0.95% to 2.25%	4,701,582	12.47 to 11.09	57,583,672	2.05%	12.15% to 10.61%
2008	0.95% to 2.25%	5,696,020	11.12 to 10.03	62,182,738	0.09%	-21.75% to -22.79%
2007	0.95% to 2.40%	7,103,270	14.21 to 12.85	98,563,321	1.35%	12.58% to 10.98%
2006	0.95% to 2.40%	7,857,473	12.62 to 11.58	97,168,074	1.35%	10.16% to 8.59%
Ivy Fund Variable Insurance Portfolios, Inc. - Bond (WRBDP)
2010	0.95% to 2.25%	7,474,683	15.04 to 12.77	110,313,533	3.89%	5.03% to 3.65%
2009	0.95% to 2.45%	7,877,501	14.32 to 12.51	110,602,955	3.8%	6.15% to 4.56%
2008	0.95% to 2.45%	8,981,987	13.49 to 11.97	118,793,718	0.09%	-0.64% to -2.13%
2007	0.95% to 2.45%	9,744,380	13.57 to 12.23	129,124,805	4.27%	4.66% to 3.09%
2006	0.95% to 2.45%	7,144,826	12.97 to 11.86	90,803,031	4.28%	3.26% to 1.71%
Ivy Fund Variable Insurance Portfolios, Inc. - Core Equity (WRCEP)
2010	0.95% to 2.25%	11,988,244	11.32 to 9.95	133,346,578	1.01%	19.75% to 18.18%
2009	0.95% to 2.45%	14,723,373	9.45 to 8.24	136,658,228	1.03%	22.84% to 20.83%
2008	0.95% to 2.45%	18,240,906	7.7 to 6.82	137,697,882	0.16%	-35.39% to -36.41%
2007	0.95% to 2.50%	22,343,431	11.91 to 10.73	259,445,543	0.60%	12.94% to 11.23%
2006	0.95% to 2.50%	25,267,360	10.55 to 9.65	260,652,329	0.86%	15.88% to 14.14%
Ivy Fund Variable Insurance Portfolios, Inc. - Dividend Opportunities (WRDIV)
2010	0.95% to 2.05%	1,654,847	13.85 to 12.86	22,638,229	1.15%	15.27% to 14.06%
2009	0.95% to 2.10%	1,974,176	12.01 to 11.16	23,409,402	1%	16.76% to 15.24%
2008	0.95% to 2.25%	2,406,092	10.29 to 9.61	24,430,897	0.07%	-36.52% to -37.4%
2007	0.95% to 2.30%	2,699,802	16.21 to 15.31	43,121,810	0.96%	15.6% to 14.09%
2006	0.95% to 2.25%	2,287,217	14.02 to 13.44	31,707,103	1.55%	14.82% to 13.39%
Ivy Fund Variable Insurance Portfolios, Inc. - Energy (WRENG)
2010	0.95% to 2.25%	1,023,074	12.44 to 11.70	12,619,383	0.28%	20.80% to 19.21%
2009	0.95% to 2.25%	1,063,778	10.3 to 9.81	10,865,760	0.00%	39.15% to 37.32%
2008	0.95% to 2.25%	1,046,875	7.4 to 7.14	7,688,769	0.10%	-46.66% to -47.36%
2007	0.95% to 2.25%	794,716	13.88 to 13.57	10,956,096	0.50%	49.85% to 47.88%
2006	0.95% to 2.25%	225,125	9.26 to 9.18	2,079,139	1.04%	-7.4% to -8.21%	*
Ivy Fund Variable Insurance Portfolios, Inc. - Global Natural Resources (WRGNR)
2010	0.95% to 2.25%	2,580,151	16.53 to 15.35	42,109,755	0.00%	15.95% to 14.43%
2009	0.95% to 2.40%	3,338,506	14.25 to 13.3	46,986,034	0.00%	71.99% to 68.97%
2008	0.95% to 2.40%	3,038,959	8.29 to 7.87	24,913,336	1.23%	-61.83% to -62.43%
2007	0.95% to 2.50%	3,287,167	21.71 to 20.89	70,684,121	0.03%	42.13% to 40.04%
2006	0.95% to 2.50%	2,887,238	15.27 to 14.92	43,840,312	0.43%	24.3% to 22.51%
Ivy Fund Variable Insurance Portfolios, Inc. - Growth (WRGP)
2010	0.95% to 2.25%	13,537,586	10.57 to 9.50	140,392,124	0.65%	11.51% to 10.05%
2009	0.95% to 2.40%	16,771,104	9.48 to 8.3	155,856,008	0.39%	25.87% to 23.89%
2008	0.95% to 2.40%	20,570,540	7.53 to 6.7	151,814,844	0.00%	-36.88% to -37.83%
2007	0.95% to 2.50%	25,148,472	11.93 to 10.98	292,538,227	0.00%	24.61% to 22.72%
2006	0.95% to 2.50%	28,866,345	9.57 to 8.95	270,352,480	0.00%	4.04% to 2.46%
Ivy Fund Variable Insurance Portfolios, Inc. - High Income (WRHIP)
2010	0.95% to 2.25%	4,324,579	19.90 to 17.29	84,584,599	7.82%	13.77% to 12.28%
2009	0.95% to 2.45%	4,948,846	17.49 to 15.29	84,994,354	8.96%	45.03% to 42.85%
2008	0.95% to 2.45%	4,801,530	12.06 to 10.7	56,854,592	0.61%	-22.56% to -23.76%
2007	0.95% to 2.50%	5,514,524	15.57 to 13.89	84,027,517	7.66%	2.87% to 1.29%
2006	0.95% to 2.50%	5,604,764	15.14 to 13.71	83,269,476	7.08%	9.22% to 7.55%
Ivy Fund Variable Insurance Portfolios, Inc. - International Growth (WRIP)
2010	0.95% to 2.25%	3,816,483	12.04 to 10.43	45,080,282	0.99%	13.70% to 12.21%
2009	0.95% to 2.45%	4,678,629	10.59 to 9.23	48,546,792	1.53%	25.69% to 23.58%
2008	0.95% to 2.45%	5,243,842	8.43 to 7.47	43,268,182	0.23%	-42.7% to -43.62%
2007	0.95% to 2.45%	6,280,053	14.7 to 13.24	89,962,290	0.58%	20.14% to 18.41%
2006	0.95% to 2.45%	6,317,661	12.24 to 11.19	75,594,854	0.61%	19.84% to 18.14%
Ivy Fund Variable Insurance Portfolios, Inc. - International Value (WRI2P)
2010	0.95% to 2.05%	1,234,813	16.11 to 14.96	19,738,384	1.41%	13.01% to 11.76%
2009	0.95% to 2.05%	1,454,572	14.26 to 13.39	20,676,076	3.48%	35.66% to 34.16%
2008	0.95% to 2.25%	1,645,885	10.51 to 10.84	17,441,697	0.42%	-42.81% to -43.63%
2007	0.95% to 2.25%	2,118,596	18.38 to 19.23	40,016,688	1.65%	8.83% to 7.48%
2006	0.95% to 2.25%	2,084,663	16.89 to 17.89	36,371,800	2.04%	28.39% to 26.81%
(Continued)

138

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Ivy Fund Variable Insurance Portfolios, Inc. - Micro Cap Growth (WRMIC)
2010	0.95% to 2.00%	360,541	$15.81 to $14.73	$5,628,834	0.00%	39.52% to 38.04%
2009	0.95% to 2.05%	361,907	11.33 to 10.34	4,039,189	0.00%	39.95% to 38.19%
2008	0.95% to 2.05%	350,971	8.1 to 7.48	2,792,115	0.00%	-48.53% to -49.19%
2007	0.95% to 2.20%	416,786	15.73 to 14.63	6,396,312	0.00%	5.47% to 4.18%
2006	0.95% to 2.20%	457,441	14.92 to 14.04	6,684,118	0.00%	11.2% to 9.89%
Ivy Fund Variable Insurance Portfolios, Inc. - Mid Cap Growth (WRMCG)
2010	0.95% to 2.25%	1,112,006	16.29 to 15.13	17,915,900	0.04%	30.31% to 28.60%
2009	0.95% to 2.40%	1,188,377	12.5 to 11.68	14,695,895	0.00%	45.27% to 43.04%
2008	0.95% to 2.25%	1,106,727	8.61 to 8.21	9,436,571	0.03%	-36.83% to -37.72%
2007	0.95% to 2.50%	1,245,741	13.63 to 13.1	16,820,762	0.02%	11.54% to 9.84%
2006	0.95% to 2.50%	954,630	12.22 to 11.93	11,595,360	0.50%	7.53% to 5.91%
Ivy Fund Variable Insurance Portfolios, Inc. - Money Market (WRMMP)
2010	0.95% to 2.25%	2,650,355	11.18 to 9.76	29,097,700	0.08%	-0.88% to -2.18%
2009	0.95% to 2.40%	3,428,531	11.28 to 9.9	37,949,287	1.07%	0.06% to -1.4%
2008	0.95% to 2.40%	6,113,637	11.28 to 10.04	67,435,079	2.09%	1.21% to -0.25%
2007	0.95% to 2.40%	3,735,294	11.14 to 10.07	40,487,120	4.60%	3.62% to 2.11%
2006	0.95% to 2.40%	2,969,855	10.75 to 9.86	31,181,969	4.38%	3.33% to 1.84%
Ivy Fund Variable Insurance Portfolios, Inc. - Mortgage Securities (WRMSP)
2009	0.95% to 1.95%	543,845	10.4 to 10.02	5,600,904	5.5%	7.34% to 6.24%
2008	0.95% to 2.25%	672,056	9.69 to 9.29	6,465,650	0.88%	-11.79% to -12.96%
2007	0.95% to 2.50%	855,365	10.99 to 10.58	9,362,133	3.41%	2.42% to 0.83%
2006	0.95% to 2.50%	808,187	10.73 to 10.49	8,673,304	5.22%	3.78% to 2.17%
Ivy Fund Variable Insurance Portfolios, Inc. - Real Estate Securities (WRRESP)
2010	0.95% to 2.25%	733,906	14.39 to 13.22	10,455,436	1.89%	27.29% to 25.62%
2009	0.95% to 2.25%	869,687	11.31 to 10.53	9,776,465	3.16%	22.45% to 20.84%
2008	0.95% to 2.25%	1,068,301	9.24	9,871,352	0.54%	-36.65% to -37.57%
2007	0.95% to 2.50%	1,285,756	14.58 to 14.67	19,058,804	0.52%	-16.87% to -18.14%
2006	0.95% to 2.50%	1,572,126	17.53 to 17.92	28,157,201	0.86%	28.85% to 26.96%
Ivy Fund Variable Insurance Portfolios, Inc. - Science and Technology (WRSTP)
2010	0.95% to 2.25%	5,651,827	15.10 to 14.38	83,787,588	0.00%	11.68% to 10.22%
2009	0.95% to 2.45%	6,937,432	13.52 to 11.8	91,919,030	0.00%	42.47% to 40.24%
2008	0.95% to 2.45%	8,066,843	9.49 to 8.41	74,948,034	0.00%	-34.52% to -35.55%
2007	0.95% to 2.50%	9,699,144	14.5 to 14.16	137,088,431	0.00%	23.18% to 21.33%
2006	0.95% to 2.50%	10,562,288	11.77 to 11.67	121,575,510	0.00%	6.85% to 5.25%
Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Growth (WRSCP)
2010	0.95% to 2.25%	4,957,025	15.50 to 14.09	75,522,922	0.00%	27.63% to 25.95%
2009	0.95% to 2.45%	6,103,814	12.15 to 10.59	72,782,371	0.42%	33.44% to 31.3%
2008	0.95% to 2.45%	7,141,914	9.1 to 8.07	63,716,776	0.00%	-39.76% to -40.74%
2007	0.95% to 2.50%	8,843,950	15.11 to 14.09	130,361,616	0.00%	12.43% to 10.71%
2006	0.95% to 2.50%	10,059,603	13.44 to 12.73	132,310,577	0.00%	4.06% to 2.48%
Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Value (WRSCV)
2010	0.95% to 2.05%	644,275	14.97 to 13.90	9,566,202	0.08%	25.21% to 23.82%
2009	0.95% to 2.05%	719,794	11.95 to 11.22	8,594,076	0.00%	27.92% to 26.5%
2008	0.95% to 2.05%	824,726	9.35 to 9.65	7,753,067	0.19%	-26.83% to -27.72%
2007	0.95% to 2.15%	921,499	12.77 to 13.3	12,023,934	0.01%	-5.05% to -6.17%
2006	0.95% to 2.15%	981,472	13.45 to 14.17	13,544,922	0.14%	15.74% to 14.4%
Ivy Fund Variable Insurance Portfolios, Inc. - Value (WRVP)
2010	0.95% to 2.25%	4,443,444	14.42 to 12.69	62,774,142	0.92%	17.58% to 16.04%
2009	0.95% to 2.45%	5,275,682	12.27 to 10.76	63,321,636	2.09%	25.44% to 23.4%
2008	0.95% to 2.45%	6,491,989	9.78 to 8.72	62,086,887	0.22%	-34.44% to -35.51%
2007	0.95% to 2.45%	7,960,591	14.92 to 13.53	115,970,544	0.93%	0.92% to -0.55%
2006	0.95% to 2.45%	9,004,271	14.78 to 13.6	130,384,387	1.02%	15.77% to 14.07%
Advantage Funds Variable Trust - VT Opportunity Fund (SVOF)
2010	1.60% to 1.75%	20,045	13.42 to 13.20	265,916	0.54%	21.78% to 21.59%
2009	1.60% to 1.75%	26,804	11.02 to 10.86	292,549	0.00%	45.37% to 45.15%
2008	0.95% to 2.65%	8,437,109	8.03 to 8.65	67,613,857	1.87%	-40.67% to -41.75%
2007	0.95% to 2.70%	10,766,464	13.53 to 14.79	148,802,499	0.62%	5.61% to 3.8%
2006	0.95% to 2.70%	13,514,581	12.81 to 14.25	180,134,788	0.00%	11.16% to 9.25%
Advantage Funds Variable Trust - VT Small Cap Growth Fund (WFVSCG)
2010	0.95% to 2.05%	688,377	16.47 to 16.17	11,315,575	0.00%	25.57% to 24.18%
2009	0.95% to 2.15%	358,511	13.12 to 9.46	4,689,092	0.00%	31.18% to 30.12%	*
International Equity Flex I Portfolio (obsolete) (WIEP)
2008	0.95% to 1.65%	351,739	9.29 to 10.11	3,287,420	1.67%	-41.6% to -42.01%
2007	0.95% to 1.65%	429,076	15.9 to 17.44	6,859,987	1.06%	15.48% to 14.66%
2006	0.95% to 1.65%	566,655	13.77 to 15.21	7,848,707	0.97%	17.53% to 16.7%
International Equity Flex II Portfolio (obsolete) (WVCP)
2008	0.95% to 1.20%	137,487	6.89 to 8.24	963,234	1.66%	-47.26% to -47.39%
2007	0.95% to 1.25%	189,766	13.07 to 15.58	2,512,874	0.00%	-4.87% to -5.16%
2006	0.95% to 1.30%	225,532	13.74 to 16.36	3,141,525	0.00%	12.13% to 11.74%
(Continued)

139

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Investment Portfolios - Emerging Leaders Fund - Service Shares (obsolete) (DELS)
2006	1.50% to 2.60%	101,828	$13.75 to $13.05	$1,376,470	0.00%	6.39% to 5.21%
J.P. Morgan NVIT Balanced Fund - Class I (obsolete) (BF)
2008	0.95% to 2.35%	6,114,999	$9.64 to 7.7	57,262,331	2.68%	-26.26% to -27.34%
2007	0.95% to 2.40%	8,194,862	13.07 to 10.55	103,890,742	2.20%	3.63% to 2.15%
2006	0.95% to 2.65%	10,363,591	12.61 to 10.12	126,752,943	2.25%	11.19% to 9.32%
NVIT Mid Cap Growth Fund - Class I (obsolete) (SGRF)
2008	0.95% to 2.65%	3,026,086	8.27 to 5.91	25,366,292	0.00%	-46.62% to -47.62%
2007	0.95% to 2.65%	4,466,109	15.46 to 11.28	70,146,887	0.00%	7.97% to 6.16%
2006	0.95% to 2.65%	5,554,033	14.36 to 10.63	80,969,198	0.00%	8.87% to 7.06%
Series Trust II - Mid Cap Value Portfolio (obsolete) (JPMCVP)
2008	0.95% to 2.30%	1,228,220	9.59 to 9	11,674,270	1.12%	-33.84% to -34.81%
2007	0.95% to 2.30%	2,001,101	14.5 to 13.81	28,780,769	0.96%	1.47% to 0.14%
2006	0.95% to 2.30%	3,023,212	14.29 to 13.79	42,901,825	0.64%	15.73% to 14.22%
U.S. Equity Flex II Portfolio (obsolete) (WGIP)
2008	0.95% to 1.85%	424,452	10.99 to 7.79	4,643,921	2.80%	-36.79% to -37.37%
2007	0.95% to 1.85%	537,328	17.39 to 12.44	9,298,560	1.22%	0.81% to -0.11%
2006	0.95% to 2.30%	791,274	17.25 to 13.34	13,592,744	0.87%	18.22% to 16.67%
Variable Insurance Funds - Large Cap Growth VIF (obsolete) (BBLCG)
2006	0.95% to 2.00%	170,035	9.79 to 9.27	1,627,561	0.47%	3.1% to 2.03%
W&R Target Funds, Inc. - Limited-Term Bond Portfolio (obsolete) (WRLBP)
2006	0.95% to 2.45%	3,102,882	12.22 to 11.17	37,128,029	3.38%	2.98% to 1.43%

2010	Reserves for annuity contracts in payout phase:				$84,463,089
2010	Contract owners equity:				$7,542,257,800
2009	Reserves for annuity contracts in payout phase:				$81,634,158
2009	Contract owners equity:				$7,961,391,641
2008	Reserves for annuity contracts in payout phase:				$67,678,494
2008	Contract owners equity:				$7,651,606,707
2007	Reserves for annuity contracts in payout phase:				$100,490,623
2007	Contract owners equity:				$14,026,009,866
2006	Reserves for annuity contracts in payout phase:				$92,698,887
2006	Contract owners equity:				$15,205,517,008
*	This represents the range of annual contract expense rates of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owners’ accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions to the contractholder accounts through reductions in unit values. The recognition of Investment Income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.
****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.

140

Unassociated Document
Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholder
Nationwide Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (the Company) as of December 31, 2010 and 2009, and the related consolidated statements of operations, changes in equity and cash flows for each of the years in the three-year period ended December 31, 2010. In connection with our audits of the consolidated financial statements, we also have audited the financial statement schedules as listed in the accompanying index.  These consolidated financial statements and financial statement schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 2010 and 2009, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2010, in conformity with U.S. generally accepted accounting principles.  Also in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in Note 2 to the consolidated financial statements, the Company changed its method of evaluating other-than-temporary impairments of debt securities due to the adoption of new accounting requirements issued by the FASB, as of January 1, 2009.

/s/ KPMG LLP
Columbus, Ohio

March 1, 2011

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

 Consolidated Statements of Operations
(in millions)

	Years ended December 31,
	2010	2009	2008

Revenues:
Policy charges	$ 1,399	$ 1,245	$ 1,341
Premiums	484	470	394
Net investment income	1,825	1,879	1,865
Net realized investment gains (losses)	(236)	454	(348)
Other-than-temporary impairment losses (consisting of $394 and
$992 of total other-than-temporary impairment losses, net of $174 and $417 non-credit related recognized in other comprehensive income
for the years ended December 31, 2010 and 2009, respectively)	(220)	(575)	(1,131)
Other income	2	(4)	(4)
Total revenues	$ 3,254	3,469	2,117

Benefits and expenses:
Interest credited to policyholder accounts	$ 1,056	$ 1,100	$ 1,173
Benefits and claims	873	812	856
Policyholder dividends	78	87	93
Amortization of deferred policy acquisition costs	396	466	692
Amortization of value of business acquired and other intangible assets	18	63	31
Interest expense, primarily with Nationwide Financial Services, Inc. (NFS)	55	55	62
Other operating expenses	574	579	631
Total benefits and expenses	$ 3,050	3,162	3,538

Income (loss) from continuing operations before federal income
tax expense (benefit)	$ 204	$ 307	$ (1,421)
Federal income tax expense (benefit)	24	48	(534)
Net income (loss)	$ 180	$ 259	$ (887)
Less: Net loss attributable to noncontrolling interest	60	52	72
Net income (loss) attributable to Nationwide Life Insurance Company	$ 240	$ 311	$ (815)

  See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Balance Sheets
(in millions, except for share and per share amounts)

	December 31,
	2010	2009

Assets
Investments:
Securities available-for-sale, at fair value:
Fixed maturity securities (amortized cost $25,613 and $25,103)	$ 26,434	$ 24,750
Equity securities (cost $39 and $49)	42	53
Mortgage loans, net	6,125	6,829
Short-term investments	1,062	1,003
Other investments	1,646	1,517
Total investments	$ 35,309	$ 34,152

Cash and cash equivalents	337	49
Accrued investment income	459	402
Deferred policy acquisition costs	3,973	3,983
Value of business acquired	259	277
Goodwill	200	200
Other assets	1,985	2,080
Separate account assets	64,875	57,846
Total assets	$ 107,397	$ 98,989

Liabilities and Shareholder's Equity
Liabilities:
Future policy benefits and claims	$ 32,676	$ 33,150
Short-term debt	300	150
Long-term debt	978	706
Other liabilities	2,429	1,820
Separate account liabilities	64,875	57,846
Total liabilities	$ 101,258	$ 93,672

Shareholder's equity:
Common stock ($1 par value; authorized - 5,000,000 shares, issued
and outstanding - 3,814,779 shares)	$ 4	$ 4
Additional paid-in capital	1,718	1,718
Retained earnings	3,741	3,510
Accumulated other comprehensive income (loss)	321	(266)
Total shareholder's equity	$ 5,784	$ 4,966
Noncontrolling interest	355	351
Total equity	$ 6,139	$ 5,317
Total liabilities and equity	$ 107,397	$ 98,989

  See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Changes in Equity
(in millions)

	Class A&B common stock	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income (loss)	Total shareholder's equity	Non-controlling interest	Total equity

Balance as of December 31, 2007	$ 4	$ 1,359	$ 4,228	$ (87)	$ 5,504	$ 466	$ 5,970

Dividends to NFS	-	-	(461)	-	(461)	-	(461)
Capital contributed by NFS	-	339	-	-	339	-	339
Other, net	-	-	-	-	-	22	22
Comprehensive loss:
Net loss	-	-	(815)	-	(815)	(72)	(887)
Other comprehensive loss, net of taxes	-	-	-	(1,274)	(1,274)	-	(1,274)
Total comprehensive loss					(2,089)	(72)	(2,161)

Balance as of December 31, 2008	$ 4	$ 1,698	$ 2,952	$ (1,361)	$ 3,293	$ 416	$ 3,709

Cumulative effect of change in accounting principle, net of taxes	-	-	250	(250)	-	-	-
Capital contributed by NFS	-	20	-	-	20	-	20
Other, net	-	-	(3)	-	(3)	(13)	(16)
Comprehensive income (loss):
Net income (loss)	-	-	311	-	311	(52)	259
Other comprehensive income, net of taxes	-	-		1,345	1,345	-	1,345
Total comprehensive income (loss)					1,656	(52)	1,604

Balance as of December 31, 2009	$ 4	$ 1,718	$ 3,510	$ (266)	$ 4,966	$ 351	$ 5,317

Cumulative effect of change in accounting principle, net of taxes	-	-	(9)	9	-	46	46
Other, net	-	-	-	-	-	18	18

Comprehensive income (loss):
Net income (loss)	-	-	240	-	240	(60)	180
Other comprehensive income, net of taxes	-	-	-	578	578	-	578
Total comprehensive income (loss)					818	(60)	758

Balance as of December 31, 2010	$ 4	$ 1,718	$ 3,741	$ 321	$ 5,784	$ 355	$ 6,139

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Cash Flows
(in millions)

	Years ended December 31,
	2010	2009	2008

Cash flows from operating activities:
Net income (loss)	$ 180	$ 259	$ (887)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Net realized investment losses (gains)	236	(454)	348
Other-than-temporary impairment losses	220	575	1,131
Interest credited to policyholder accounts	1,056	1,100	1,173
Capitalization of deferred policy acquisition costs	(634)	(513)	(588)
Amortization of deferred policy acquisition costs	396	466	692
Amortization and depreciation	(2)	51	48
Changes in:
Policy liabilities	(579)	(725)	(173)
Other, net	(187)	(147)	(798)
Net cash provided by operating activities	$ 686	$ 612	$ 946

Cash flows from investing activities:
Proceeds from maturity of securities available-for-sale	$ 3,251	$ 3,889	$ 4,272
Proceeds from sale of securities available-for-sale	2,168	4,211	4,309
Proceeds from sales/repayments of mortgage loans	996	773	869
Cost of securities available-for-sale acquired	(5,910)	(9,206)	(7,255)
Cost of mortgage loans originated or acquired	(373)	(36)	(372)
Net (increase) decrease in short-term investments	(44)	1,910	(1,857)
Collateral received (paid), net	(23)	(869)	592
Other, net	(29)	208	15
Net cash provided by investing activities	$ 36	$ 880	$ 573

Cash flows from financing activities:
Net increase (decrease) in short-term debt	$ 150	$ (100)	$ (35)
Net proceeds from issuance of long-term debt	272	-	-
Capital contributed by NFS	-	20	-
Cash dividends paid to NFS	-	-	(281)
Investment and universal life insurance product deposits and other additions	4,540	3,877	3,862
Investment and universal life insurance product withdrawals and other deductions	(5,405)	(5,301)	(5,306)
Other, net	9	19	282
Net cash used in financing activities	$ (434)	$ (1,485)	$ (1,478)

Net increase in cash and cash equivalents	$ 288	$ 7	$ 41
Cash and cash equivalents, beginning of period	49	42	1
Cash and cash equivalents, end of period	$ 337	$ 49	$ 42

  See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2010, 2009 and 2008

(1)	Nature of Operations

Nationwide Life Insurance Company (NLIC, or collectively with its subsidiaries, the Company) was incorporated in 1929 and is an Ohio stock legal reserve life insurance company.  The Company is a member of the Nationwide group of companies (Nationwide), which is comprised of Nationwide Mutual Insurance Company (NMIC) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by NFS, a holding company formed by Nationwide Corporation (Nationwide Corp.), a majority-owned subsidiary of NMIC.

Wholly-owned subsidiaries of NLIC as of December 31, 2010 include Nationwide Life and Annuity Insurance Company (NLAIC) and Nationwide Investment Services Corporation (NISC).  NLAIC offers universal life insurance, variable universal life insurance, corporate-owned life insurance (COLI) and individual annuity contracts on a non-participating basis.  NISC is a registered broker-dealer.

The Company is a leading provider of long-term savings and retirement products in the United States of America (U.S.).  The Company develops and sells a diverse range of products including individual annuities, private and public sector group retirement plans, other investment products sold to institutions, life insurance and advisory services.

The Company sells its products through a diverse distribution network.  Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker-dealers, financial institutions, wirehouse and regional firms, pension plan administrators, and life insurance specialists.  Representatives of affiliates who market products directly to a customer base include Nationwide Retirement Solutions, Inc. (NRS), and Nationwide Financial Network (NFN) producers.  The Company also distributes products through the agency distribution force of its ultimate parent company, NMIC.

On December 31, 2009, NLIC merged with its affiliate, Nationwide Life Insurance Company of America and subsidiaries (NLICA), with NLIC as the surviving entity.  In addition, NLIC’s subsidiary, NLAIC, merged with a subsidiary of NLICA, Nationwide Life and Annuity Company of America (NLACA), effective as of December 31, 2009, with NLAIC as the surviving entity.  The mergers were completed to streamline the enterprise's capital structure and create operational efficiencies.  See Note 2 for further information.

In 2010, the Company elected to rely on the exemption pursuant to Rule 12h-7 of the Securities Exchange Act of 1934 (Exchange Act) from its duty under Section 15(d) of the Exchange Act to file reports required by Section 13(a) of the Exchange Act for products that are registered as securities but also are regulated as insurance under state law.  Consequently, absent a further change in circumstances, the Company no longer files periodic reports with the United States Securities and Exchange Commission (SEC).

As of December 31, 2010 and 2009, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region of the U.S.  Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region of the U.S. in which business is conducted that makes it overly vulnerable to a single event which could cause a severe impact to the Company’s financial position.

(2)	Summary of Significant Accounting Policies

The Company’s significant accounting policies that materially affect financial reporting are summarized below.  The accompanying consolidated financial statements were prepared in accordance with United States generally accepted accounting principles (GAAP).

Use of Estimates

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements.  Actual results could differ significantly from those estimates.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The Company’s most critical estimates include those used to determine the following: the balance, recoverability and amortization of deferred policy acquisition costs (DAC); whether an available-for-sale security is other-than-temporarily impaired; valuation allowances for mortgage loans; valuation of derivatives; the liability for future policy benefits and claims, including the valuation of embedded derivatives resulting from living benefit contracts; and the federal income tax provision.  Although some variability is inherent in these estimates, recorded amounts reflect management’s best estimates based on facts and circumstances as of the balance sheet date.  Management believes the amounts provided are appropriate.

Basis of Presentation

The consolidated financial statements include the accounts of NLIC and companies in which NLIC directly or indirectly has a controlling financial interest.  All significant intercompany balances and transactions were eliminated in consolidation.

Certain items in the consolidated financial statements and related notes have been reclassified to conform to the current presentation.

Investments

The Company classifies fixed maturity and equity securities as either available-for-sale or trading. Purchases and sales of securities are recorded on the trade date. Receivables are recorded for sales of securities and liabilities for purchases not yet settled at the balance sheet date. Realized gains and losses on sales of fixed maturity and equity securities are recognized in income based on the specific identification method. Interest and dividend income are recognized when earned.

Available-for-sale securities.  Available-for-sale securities are reported at fair value, with unrealized holdings gains and losses reported as a separate component of other comprehensive income, net of adjustments for DAC, value of business acquired (VOBA), future policy benefits and claims, policyholder dividend obligations, noncontrolling interests and deferred federal income taxes.

For fixed maturity and marketable equity securities for which market quotations are available, the Company generally uses independent pricing services to assist in determining the fair value measurement.

The Company’s investments in corporate debt securities, mortgage-backed securities and other asset-backed securities are valued with the assistance of independent pricing services and non-binding broker quotes. The Company’s policy is to give priority to pricing obtained from our primary independent pricing service. In the event that pricing information is not available from an independent pricing service, non-binding broker quotes are used to assist in the valuation of the investments. In many cases, only one broker quote is available. The Company’s policy is generally not to adjust the values obtained from brokers.

Broker quotes are considered unobservable inputs as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and/or the transaction volume in the same or similar investments has decreased such that generally only one quotation is available. As the brokers often do not provide the necessary transparency into their quotes and methodologies, the Company periodically performs reviews and tests to ensure that quotes are a reasonable estimate of the investments’ fair value.

For investments valued with the assistance of independent pricing services, the Company obtains the pricing services’ methodologies, inputs and assumptions and classifies these investments accordingly in the fair value hierarchy. The Company periodically reviews and tests the pricing and related methodologies obtained from these independent pricing services against secondary sources to ensure that management can validate the investment’s fair value and related fair value hierarchy categorization. If large variances are observed between the price obtained from the independent pricing services and secondary sources, the Company analyzes the causes driving the variance.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

For certain fixed maturity securities not priced by independent pricing services (e.g., private placement securities without quoted market prices), a corporate pricing matrix or internally developed pricing model is generally used. The corporate pricing matrix is developed using private spreads for corporate securities with varying weighted average lives and credit quality ratings. The weighted average life and credit quality rating of a fixed maturity security to be priced using the corporate pricing matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that security. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular fixed maturity security.

In 2009, certain residential mortgage-backed securities backed by sub-prime and Alt-A collateral experienced low levels of market activity, leading the Company to utilize internal pricing models to assist in determining the estimated fair values of these securities.

As such, the Company used a weighting of internal pricing models and independent pricing services to better estimate the investments’ fair value. Management determined the use of multiple valuation techniques, considering both an income approach that maximized the use of relevant observable inputs and minimized the use of unobservable inputs and a market approach based on that observed quotes provided by independent pricing services produced a result more representative of the securities’ fair value.

The income approach incorporated cash flows for each investment adjusted for expected losses in different interest rate and housing scenarios. The adjusted cash flows were then discounted using a risk premium that market participants would demand because of the risk in the cash flows. The risk premium was reflective of an orderly transaction between market participants at the measurement date under the then current market conditions and included items such as liquidity and structure risk. The income approach also included a weighting of external third-party values. As sufficient information is often not available to conclude whether such prices are based on orderly transactions, this weighting methodology was designed to incorporate external prices into the Company’s internal valuation process.

In addition to weighting external prices when developing the internal values, the Company further calibrated those values to market indications through pricing determined from two independent pricing services (the market approach). The Company calibrated the prices obtained from the independent pricing services and the price developed internally by utilizing the median value to determine the estimated fair value.

In 2010, the markets for these securities began to experience more normal levels of activity and the prices obtained from independent pricing services were more representative of orderly transactions between market participants. As such, these securities were priced solely with the assistance of independent pricing services as of December 31, 2010.

When the collectability of contractual interest payments on fixed maturity securities is considered doubtful, such securities are placed in non-accrual status and any accrued interest is excluded from investment income.  These securities are not restored to accrual status until all delinquent interest and principal are paid and the Company determines that payment of future principal and interest is probable.

For investments in beneficial interests of securitized assets, the Company recognizes income and amortizes discounts and premiums using the effective-yield method based on prepayment assumptions and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

Mortgage loans, net of allowance.  The Company holds commercial mortgage loans that are collateralized by properties throughout the United States.  Mortgage loans held for investment are carried at amortized cost less a valuation allowance.

The Company maintains a valuation allowance comprised of specific reserves for impaired loans and non-specific reserves for losses inherent in the balance of the portfolio.  Specific reserve changes are included in other-than-temporary impairment losses, while changes in non-specific reserves are recorded in net realized investment gains and losses.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

Interest income on performing mortgage loans is recognized over the life of the loan using the effective-yield method.  Loans in default or in the process of foreclosure are placed on non-accrual status.  Interest received on non-accrual status mortgage loans is included in net investment income in the period received.

Policy loans.  Policy loans, which are collateralized by the related insurance policy, are carried at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

Short-term investments.  Short-term investments consist of highly liquid debt instruments with maturities of greater than three months and less than twelve months when purchased.  The Company carries short-term investments at estimated fair value.

Securities lending.  The Company has entered into securities lending agreements with an agent bank whereby eligible securities are loaned to third parties, primarily major brokerage firms. These transactions are used to generate additional income on the securities portfolio. The Company is entitled to receive from the borrower any payments of interest and dividends received on loaned securities during the loan term. The agreements require a minimum of 102% of the fair value of loaned securities to be held as collateral. Cash collateral is invested by the agent bank in investment-grade securities, which are included in the total investments of the Company. Non-cash collateral is recorded off-balance sheet. The Company continues to recognize loaned securities in either available-for-sale investments or short-term investments, and a securities lending payable is recorded in other liabilities for the amount of collateral received. Net income received from securities lending activities is included in net investment income.

Other-than-temporary impairments evaluations.  The Company periodically reviews its available-for-sale fixed maturities and equities on a case-by-case basis to determine if any decline in fair value to below cost or amortized cost is other-than-temporary. Factors considered in determining whether a decline is other-than-temporary include the length of time a security has been in an unrealized loss position, the severity of the unrealized loss, reasons for the decline in value and expectations for the amount and timing of a recovery in fair value.

In assessing corporate debt securities for other-than-temporary impairment, the Company evaluates the ability of the issuer to meet its debt obligations, the value of the company or specific collateral securing the debt, the Company’s intent to sell the security and whether it is more likely than not that the Company will be required to sell the security before the recovery of its amortized cost basis. The Company also evaluates U.S. Treasury securities and obligations of U.S. Government corporations, U.S. Government agencies, obligations of states and political subdivisions, and debt securities issued by foreign governments for other-than-temporary impairment by examining similar characteristics referenced above for corporate debt securities.

When evaluating whether residential mortgage-backed securities, commercial mortgage-backed securities, collateralized debt obligations and other asset-backed securities are other-than-temporarily impaired, the Company examines characteristics of the underlying collateral, such as delinquency and default rates, the quality of the underlying borrower, the type of collateral in the pool, the vintage year of the collateral, subordination levels within the structure of the collateral pool, the quality of any credit guarantors, the Company’s intent to sell the security and whether it is more likely than not will be required to sell the security before the recovery of its amortized cost basis.

For all debt securities evaluated for other-than-temporary impairment (for which the Company does not have the intent to sell and it is not more likely than not that it will be required to sell the security before the recovery of its amortized cost basis), the Company considers the timing and amount of the cash flows. The Company evaluates its intent to sell on an individual security basis.

To the extent that the present value of cash flows generated by a debt security is less than the amortized cost, or the reference amount if the security is accounted for under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) 325, Investments - Other, an other-than-temporary impairment is recognized through earnings.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

Other-than-temporary impairment losses on securities (where the Company does not intend to sell the security and it is not more likely than not it will be required to sell the security prior to recovery of the security’s amortized cost) are bifurcated with the credit portion of the impairment loss being recognized in earnings and the non-credit loss portion of the impairment being recognized in other comprehensive income, net of applicable taxes and other offsets.

Prior to 2009, an other-than-temporary impairment charge was taken when the Company did not have the ability and intent to hold the security until the forecasted recovery or if it was probable that the Company would not recover all contractual amounts when due. Many criteria were considered during this process including, but not limited to, specific credit issues and financial prospects related to the issuer, the quality of the underlying collateral, management’s intent and ability to hold the security until recovery, current economic conditions that could affect the creditworthiness of the issuer in the future, the current fair value as compared to the amortized cost of the security, the extent and duration of the unrealized loss, and the rating of the affected security. Other-than-temporary impairment losses resulted in a permanent reduction to the cost basis of the underlying investment equal to the difference between the estimated fair value of the security and its amortized cost.

It is reasonably possible that further declines in estimated fair values of such investments, or changes in assumptions or estimates of anticipated recoveries and/or cash flows, may cause further other-than-temporary impairments in the near term, which could be significant.

The Company considers both the non-credit portion of other-than-temporary impairment losses recognized in accumulated other comprehensive income and any subsequent changes in the fair value of those debt securities as accumulated other comprehensive losses recognized on debt securities which have credit losses in earnings.

Equity securities may experience other-than-temporary impairment in the future based on the prospects for full recovery in value in a reasonable period of time and the Company’s ability and intent to hold the security to recovery.

Derivative Instruments

The Company uses derivative instruments in efforts to manage exposures and mitigate risks associated with interest rates, equity markets, foreign currency and credit.  These derivative instruments primarily include interest rate swaps, futures contracts, credit default swaps, cross-currency swaps and other traditional swap agreements.  Certain features embedded in the Company’s investments, equity-indexed annuity contracts and variable annuity contracts are derivatives requiring separate accounting under the provisions of FASB ASC 815-15 Embedded Derivatives.  All derivative instruments are carried at fair value and are reflected as an asset or liability.  See Note 6 for a discussion on the Company’s use of derivative instruments.

The Company’s derivative transaction counterparties are generally financial institutions and corporations. To reduce the credit risk associated with open contracts, the Company enters into master netting agreements which permit the closeout and netting of transactions with the same counterparty upon the occurrence of certain events. In addition, the Company attempts to reduce credit risk by obtaining collateral from counterparties. The determination of the need for and the levels of collateral vary based on an assessment of the credit risk of the counterparty. Generally, the Company accepts collateral in the form of cash and marketable securities.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

Revenues and Benefits

Investment and Universal Life Insurance Products.  Investment products consist primarily of individual and group variable and fixed deferred annuities.  Universal life insurance products include universal life insurance, variable universal life insurance, corporate-owned life insurance (COLI), bank-owned life insurance (BOLI) and other interest-sensitive life insurance policies.  Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance charges, administrative fees and surrender charges that have been earned and assessed against policy account balances during the period.  The timing of revenue recognition as it relates to fees assessed on investment contracts and universal life contracts is determined based on the nature of such fees.  Asset fees, cost of insurance charges and administrative fees are assessed on a daily or monthly basis and recognized as revenue when assessed and earned.  Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited.  Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include interest credited to policyholder accounts and benefits and claims incurred in the period in excess of related policyholder accounts.

Traditional Life Insurance Products.  Traditional life insurance products include those products with fixed and guaranteed premiums and benefits, and primarily consist of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies.  Premiums for traditional life insurance products are recognized as revenue when due.  Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contract.  This association is accomplished through the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

Cash and Cash Equivalents

Cash and cash equivalents, which include highly liquid investments with original maturities of less than three months, are carried at cost, which approximates fair value.

Deferred Policy Acquisition Costs

Investment and universal life insurance products.  The Company has deferred certain costs of acquiring investment and universal life insurance products, principally commissions, certain expenses of the policy issue and underwriting department, and certain variable sales expenses that relate to and vary with the production of new and renewal business.  In addition, the Company defers sales inducements, such as interest credit bonuses and jumbo deposit bonuses.  Investment products primarily consist of individual and group variable and fixed deferred annuities in the Individual Investments and Retirement Plans segments.  Universal life insurance products include universal life insurance, variable universal life insurance, COLI, BOLI and other interest-sensitive life insurance policies in the Individual Protection segment.  DAC is subject to recoverability testing in the year of policy issuance and loss recognition testing at the end of each reporting period.  For investment and universal life insurance products, the Company amortizes DAC with interest over the lives of the policies in relation to the present value of estimated gross profits from projected interest margins, asset fees, cost of insurance charges, administrative fees, surrender charges, and net realized investment gains and losses less policy benefits and policy maintenance expenses.

The Company adjusts the DAC asset related to investment and universal life insurance products to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale. The adjustment to DAC represents the change in amortization of DAC that would have been required as a charge or credit to operations had such unrealized amounts been realized and allocated to the product lines.

The assumptions used in the estimation of future gross profits are based on the Company’s current best estimates of future events and are reviewed as part of an annual process during the second quarter.  During the annual process, the Company performs a comprehensive study of assumptions, including mortality and persistency studies, maintenance expense studies, and an evaluation of projected general and separate account investment returns.  The most significant assumptions that are involved in the estimation of future gross profits include future net separate account investment performance, surrender/lapse rates, interest margins and mortality.  Currently, the Company’s long-term assumption for net separate account investment

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

performance is approximately 7% growth per year.  The Company reviews this assumption, like others, as part of its annual process.  If this assumption were unlocked, the date of the unlocking could become the anchor date used in the reversion to the mean process (defined below).  Variances from the long-term assumption are expected since the majority of the investments in the underlying separate accounts are in equity securities, which strongly correlate in the aggregate with the Standard & Poor’s (S&P) 500 Index.  The Company bases its reversion to the mean process on actual net separate account investment performance from the anchor date to the valuation date.  The Company then assumes different performance levels over the next three years such that the separate account mean return measured from the anchor date to the end of the life of the product equals the long-term assumption.  The assumed net separate account investment performance used in the DAC models is intended to reflect what is anticipated.  However, based on historical returns of the S&P 500 Index, and as part of its pre-set parameters, the Company’s reversion to the mean process generally limits net separate account investment performance to 0-15% during the three-year reversion period.

Changes in assumptions can have a significant impact on the amount of DAC reported for investment and universal life insurance products and their related amortization patterns.  In the event actual experience differs from assumptions or future assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense, which could be significant.  In general, increases in the estimated long-term general and separate account returns result in increased expected future profitability and may lower the rate of DAC amortization, while increases in long-term lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization.

In addition to the comprehensive annual study of assumptions, management evaluates the appropriateness of the individual variable annuity DAC balance quarterly within pre-set parameters.  These parameters are designed to appropriately reflect the Company’s long-term expectations with respect to individual variable annuity contracts while also evaluating the potential impact of short-term experience on the Company’s recorded individual variable annuity DAC balance.  If the recorded balance of individual variable annuity DAC falls outside of these parameters for a prescribed period, or if the recorded balance falls outside of these parameters and management determines it is not reasonably possible to get back within the parameters during a given period, assumptions are required to be unlocked, and DAC is recalculated using revised best estimate assumptions.  When DAC assumptions are unlocked and revised, the Company continues to use the reversion to the mean process.

See Note 7 for a discussion of assumption changes that impacted DAC amortization and related balances for 2010, 2009 and 2008.

Traditional life insurance products. Generally, DAC related to traditional life insurance products is amortized with interest over the premium-paying period of the related policies in proportion to the ratio of actual annual premium revenue to the anticipated total premium revenue.  Such anticipated premium revenue is estimated using the same assumptions as those used for computing liabilities for future policy benefits at issuance.  Under existing accounting guidance, the concept of DAC unlocking does not apply to traditional life insurance products, although evaluations of DAC for recoverability at the time of policy issuance and loss recognition testing at each reporting period are required.

Value of Business Acquired

As a result of the acquisition of Provident Mutual Life Insurance Company (Provident) in 2002 and the application of purchase accounting, the Company reports an intangible asset representing the estimated fair value of the business in force and the portion of the purchase price that was allocated to the value of the right to receive future cash flows from the life insurance and annuity contracts existing as of the closing date of the Provident acquisition.  The value assigned to VOBA was supported by an independent valuation study commissioned by the Company and executed by a team of qualified valuation experts, including actuarial consultants.

VOBA represents the actuarially-determined value of future cash flows for acquired insurance contracts. Expected future cash flows are determined based on projected future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, changes in reserves, operating expenses, investment income and other factors. VOBA is adjusted for unrealized gains and losses on available-for-sale securities for changes in amortization that would have been

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

required had such unrealized amounts been realized. In the event actual experience differs or assumptions are revised, an increase or decrease in VOBA amortization expense is recorded, which could be significant.

See Note 8 for a discussion of VOBA amortization and related balances for 2010, 2009 and 2008.

Goodwill

In connection with acquisitions of operating entities, the Company recognizes the excess of the purchase price over the fair value of net assets acquired as goodwill.  Goodwill is not amortized, but is evaluated for impairment at the reporting unit level annually.  Goodwill of a reporting unit also is tested for impairment on an interim basis in addition to the annual evaluation if an event occurs or circumstances change which would more likely than not reduce the fair value of a reporting unit below its carrying amount.

The process of evaluating goodwill for impairment requires several judgments and assumptions to be made to determine the fair value of the reporting units, including the method used to determine fair value; discount rates; expected levels of cash flows, revenues and earnings; and the selection of comparable companies used to develop market-based assumptions.  The Company performed its annual impairment test during the third quarter.

Closed Block

In connection with the sponsored demutualization of Provident prior to its acquisition, Provident established a closed block for the benefit of certain classes of individual participating policies that had a dividend scale payable in 2001.  Assets were allocated to the closed block in an amount that produces cash flows which, together with anticipated revenues from closed block business, is reasonably expected to be sufficient to provide for (1) payment of policy benefits, specified expenses and taxes, and (2) the continuation of dividends throughout the life of the Provident policies included in the closed block based upon the dividend scales payable for 2001, if the experience underlying such dividend scales continues.

Assets allocated to the closed block benefit only the holders of the policies included in the closed block and will not revert to the benefit of the Company.  No reallocation, transfer, borrowing or lending of assets can be made between the closed block and other portions of the Company’s general account, any of its separate accounts, or any affiliate of the Company without the approval of the Pennsylvania Insurance Department and Ohio Department of Insurance (ODI).  The closed block will remain in effect as long as any policy in the closed block is in force.

If, over time, the aggregate performance of the closed block assets and policies is better than was assumed in funding the closed block, dividends to policyholders will increase.  If, over time, the aggregate performance of the closed block assets and policies is less favorable than was assumed in the funding, dividends to policyholders could be reduced.  If the closed block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from the Company’s assets outside of the closed block, which are general account assets.

The assets and liabilities allocated to the closed block are recorded in the Company’s consolidated financial statements on the same basis as other similar assets and liabilities.  The carrying amount of closed block liabilities in excess of the carrying amount of closed block assets at the date Provident was acquired by the Company represents the maximum future earnings from the assets and liabilities designated to the closed block that can be recognized in income, for the benefit of stockholders, over the period the policies in the closed block remain in force.

If actual cumulative earnings exceed expected cumulative earnings, the expected earnings are recognized in income.  This is because the excess cumulative earnings over expected cumulative earnings, which represents undistributed accumulated earnings attributable to policyholders, is recorded as a policyholder dividend obligation.  Therefore, the excess will be paid to closed block policyholders as an additional policyholder dividend expense in the future unless it is otherwise offset by future performance of the closed block that is less favorable than originally expected.  If actual cumulative performance is less favorable than expected, actual earnings will be recognized in income.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The principal cash flow items that affect the amount of closed block assets and liabilities are premiums, net investment income, purchases and sales of investments, policyholder benefits, policyholder dividends, premium taxes and income taxes.  The principal income and expense items excluded from the closed block are management and maintenance expenses, commissions and net investment income and realized gains and losses on investments held outside of the closed block that support the closed block business, all of which enter into the determination of total gross margins of closed block policies for the purpose of the amortization of VOBA.  See Note 10 for further disclosure.

Separate Accounts

Separate account assets and liabilities represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives.  Separate account assets are recorded at fair value and the Company primarily uses net asset value (NAV) to estimate the underlying fair value for certain mutual funds that do not have readily determinable fair values.  The Company also uses market quotations to determine the underlying fair value of mutual funds when available.  Investment income and realized investment gains or losses of these accounts accrue directly to the contractholders.  The activity of the separate accounts is not reflected in the consolidated statements of operations except for (1) the fees the Company receives, which are assessed on a daily or monthly basis and recognized as revenue when assessed and earned, and (2) the activity related to contract guarantees, which are riders to existing variable annuity contracts.

Future Policy Benefits and Claims

The process of calculating reserve amounts for a life insurance organization involves the use of a number of assumptions, including those related to persistency (how long a contract stays with a company), mortality (the relative incidence of death in a given time), morbidity (the relative incidence of disability resulting from disease or physical impairment) and interest rates (the rates expected to be paid or received on financial instruments, including insurance or investment contracts).

The Company calculates its liability for future policy benefits and claims for investment products in the accumulation phase and universal life and variable universal life insurance policies as the policy account balance, which represents participants’ net premiums and deposits plus investment performance and interest credited less applicable contract charges.

The Company adjusts future policy benefits and claims related to investments to reflect the impact of unrealized gains and losses on fixed maturity available-for-sale securities. The adjustment to future policy benefits and claims represents the change in policy reserves from using a discount rate that would have been required had such unrealized amounts been realized and the proceeds reinvested at then current market interest rates, which vary from the then current effective portfolio rate.

The Company’s liability for funding agreements to an unrelated third party trust related to the medium-term note (MTN) program equals the balance that accrues to the benefit of the contractholder, including interest credited.  The funding agreements constitute insurance obligations and are considered annuity contracts under Ohio insurance laws.

The liability for future policy benefits and claims for traditional life insurance policies was determined using the net level premium method using interest rates varying from 2.0% to 10.5% and estimates of mortality, morbidity, investment yields and withdrawals that were used or being experienced at the time the policies were issued.

The liability for future policy benefits for payout annuities was calculated using the present value of future benefits and   maintenance costs discounted using interest rates at issue varying generally from 3.0% to 13.0%

Liabilities for Variable Contract Guarantees

The Company offers various guarantees to variable annuity contractholders including a return of no less than total deposits made on the contract less any customer withdrawals, total deposits made on the contract less any customer withdrawals plus a minimum return, or the highest contract value on a specified anniversary date minus any customer withdrawals following the contract anniversary. These guarantees include benefits payable in the event of death, upon annuitization, upon periodic withdrawal or at specified dates during the accumulation period. See Note 11 for accounting policy discussion.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 8% of the Company’s life insurance in force in 2010 (9% in 2009 and 12% in 2008), 44% of the number of life insurance policies in force in 2010 (49% in 2009 and 50% in 2008).  The provision for policyholder dividends was based on the current dividend scales and has been included in future policy benefits and claims in the consolidated balance sheets.

Federal Income Taxes

The Company accounts for income taxes in accordance with FASB ASC 740, Income Taxes, which requires deferred tax assets and liabilities to be recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when management determines it is more likely than not that all or some portion of the deferred tax assets will not be realized.

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe.  Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits.  In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the consolidated financial statements, which could be significant.

The Company has established tax reserves in accordance with the requirements of FASB ASC 740, Income Taxes. These reserves reviewed regularly and are adjusted as events occur that management believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues or release of administrative guidance or rendering of a court decision affecting a particular tax issue.

NLIC filed separate consolidated federal income tax returns, with their subsidiaries, and are eligible to join the Mutual consolidated tax return group in 2014.

Reinsurance ceded

Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts.  Assets and liabilities related to reinsurance ceded generally are reported in the consolidated balance sheets on a gross basis, separately from the related future policy benefits and claims of the Company.  The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder.

NLICA and Subsidiaries Merger

On December 31, 2009, NLIC merged with its affiliate, NLICA, with NLIC as the surviving entity.  In addition, NLIC’s subsidiary, NLAIC, merged with a subsidiary of NLICA, NLACA, effective as of December 31, 2009, with NLAIC as the surviving entity.  The merger was accounted for at historical cost in a manner similar to a pooling of interests because the involved entities were under common control.  NLICA and subsidiaries are reflected in the Company’s prior year consolidated financial statements at the historical cost of the transferred net assets to provide comparative information as though the companies were combined for all periods presented.  This presentation is consistent for both GAAP and Statutory reporting.  Since NLICA and NLACA were wholly-owned subsidiaries, there was no noncontrolling interest impact.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The Company has presented its consolidated financial statements and accompanying notes as applicable for all years presented to reflect the NLICA merger.

The following tables summarize the impact of the items described above on the income statement for the years ended December 31:

(in millions)	2009	2008

Total revenues	$ 375	$ 411
Total benefits and expenses	$ 357	$ 395
Federal income tax (benefit) expense	$ (5)	$ 1
Net income	$ 23	$ 15

The following tables summarize the impact of the items described above on the balance sheet for the years ended December 31:

(in millions)	2009

Total assets	$ 5,926
Total liabilities	$ 4,895
Total shareholder's equity	$ 1,031

The impact of the merger on shareholder’s equity was $1.0 billion and $1.3 billion as of December 31, 2008 and 2007, respectively.

Subsequent events

The Company evaluated subsequent events through the date the consolidated financial statements were issued.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

(3)	Recently Issued Accounting Standards

In January 2011, the FASB issued Accounting Standards Update (ASU) 2011-01, which temporarily defers the effective date for disclosures related to troubled debt restructurings contained within ASU 2010-20.  This deferral enables public companies to delay the effective date of these disclosures indefinitely until the FASB adopts clarification to the guidance for determining what constitutes a troubled debt restructuring.  The effective date for all other disclosures required under ASU 2010-20 are not subject to this deferral.  This guidance is effective for the Company immediately.  This guidance was adopted by the Company in January 2011 with no impact to the Company's financial statements.

In December 2010, the FASB adopted ASU 2010-29, which amends FASB ASC 805, Business Combinations for public entities that present comparative financial statements.  This guidance specifies that an entity should disclose revenue and earnings of the combined entity as though the business combinations that occurred during the current year had occurred as of the beginning of the comparable prior annual reporting period.  The revised guidance also expands the pro forma revenue and earnings disclosures to include a description of the nature and amount of any material, nonrecurring pro forma adjustments attributable to the business combinations.  This ASU is effective for business combinations that have an acquisition date on or after the beginning of the first annual reporting period beginning on or after December 15, 2010.  The Company adopted this guidance prospectively beginning January 1, 2011.  On the date of adoption, there was no impact to the Company’s financial statements.

In December 2010, the FASB adopted ASU 2010-28, which amends FASB ASC 350, Intangibles – Goodwill and Other related to Step 1 of the goodwill impairment test for reporting units with zero or negative carrying amounts.  As a result of this ASU, an entity will be required to perform Step 2 on reporting units that have zero or negative carrying amounts if adverse qualitative factors exist that would indicate that the reporting unit is more likely than not impaired.  This will eliminate the ability for entities to pass Step 1 of the impairment test just because the fair value of the reporting unit is generally greater than zero.  This guidance is effective for fiscal and interim reporting periods beginning after December 15, 2010.  The Company adopted this guidance effective January 1, 2011 with no impact to the Company’s financial statements.  The Company will apply this guidance prospectively as is required.

In October 2010, the FASB issued ASU 2010-26, which amends FASB ASC 944, Financial Services - Insurance. This guidance amends Topic 944 by modifying the definition of the types of costs incurred by insurance entities that can be capitalized in the acquisition of new and renewal contracts. Under this ASU incremental direct costs of contract acquisition can be capitalized. Additionally, certain costs related directly to underwriting, policy issuance and processing, medical and inspection, and sales force contract selling activities can be capitalized. The costs are limited to the portion of an employee’s total compensation, excluding any compensation that is capitalized as incremental direct costs of contract acquisition, and payroll-related fringe benefits related directly to time spent performing these activities for actual acquired contracts and other costs related directly to these activities that would not have been incurred if the contract had not been acquired. The guidance also specifies that only certain direct-response advertising costs are able to be included in DAC. This guidance is effective for fiscal and interim periods beginning after December 15, 2011, with early adoption permitted, but only at the beginning of an entity’s annual reporting period. The amendments are required to be applied prospectively upon adoption. Retrospective application to all prior periods presented upon the date of adoption also is permitted, but not required. The Company will adopt this guidance effective January 1, 2012. The Company is currently evaluating the impact of adoption and whether prospective application or retrospective application is desired. The adoption of this guidance could have a significant impact on the Company’s financial statements.

In July 2010, the FASB issued ASU 2010-20, which amends FASB ASC 310, Receivables.  This guidance amends Topic 310 to improve the disclosures that an entity provides about the credit quality of its financing receivables and the related allowance for credit losses.  As a result of this guidance, an entity is required to disaggregate certain existing disclosures by portfolio segment or class.  The guidance also provides certain new disclosures about its financing receivables and related allowance for credit losses.  For disclosures as of the end of a reporting period, the guidance is effective for the Company for interim and annual reporting periods ending on or after December 15, 2010.  For disclosures about activity during a reporting period, the guidance is effective for the Company for interim and annual reporting periods beginning on or after December 15, 2010.  The Company adopted the guidance following this incremental approach as of December 31, 2010, with no impact to the consolidated financial statements of the Company.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

In April 2010, the FASB issued ASU 2010-18, which amends FASB ASC 310, Receivables.  This guidance clarifies that modifications of loans that are accounted for within a pool under FASB ASC Subtopic 310-30, Receivables - Loans and Debt Securities Acquired with Deteriorated Credit Quality, do not result in the removal of those loans from the pool even if the modification of those loans would otherwise be considered a troubled debt restructuring.  An entity will continue to be required to consider whether the pool of assets in which the loan is included is impaired if expected cash flows for the pool change.  The guidance does not affect the accounting for loans under the scope of FASB ASC Subtopic 310-30 that are not accounted for within pools.  This guidance is effective for modifications occurring in the interim or annual period ending on or after July 15, 2010, with early adoption permitted.  The guidance was adopted on September 30, 2010 and will be applied to prospective transactions as is required. The adoption of this guidance had no impact on the consolidated financial statements of the Company.

In April 2010, the FASB issued ASU 2010-15 which clarifies that an insurance entity should not consider any separate account interests held for the benefit of policy holders in an investment to be the insurer’s interest and should not combine those interests with its general account interest in the same investment when assessing the investment for consolidation, unless the separate account interests are held for the benefit of a related party holder and the variable interest entity guidance requires the consideration of related parties.  The update also clarifies that for the purpose of evaluating whether the retention of specialized accounting for investments in consolidation is appropriate, a separate account arrangement should be considered a subsidiary.  Additionally, the amendments do not require an insurer to consolidate an investment in which a separate account holds a controlling financial interest if the investment is not or would not be consolidated in the standalone financial statements of the separate account.  When consolidation is required, the update provides guidance on how an insurer should consolidate an investment fund.  The amendments should be applied retrospectively in fiscal years beginning after December 15, 2010, and interim periods within those years with earlier application permitted.  The Company early adopted this guidance effective April 1, 2010 resulting in an immaterial impact of adoption.

In March 2010, the FASB issued ASU 2010-11 which clarifies the scope exception for embedded credit derivatives.  This scope exception allows for embedded credit-derivative features related only to the transfer of credit risk in the form of subordination of one financial instrument to another to not be subject to potential bifurcation and separate accounting under Subtopic 815-15, Embedded Derivatives.  The ASU clarifies how to apply this scope exception including how to determine which embedded credit derivative features, including those in collateralized debt obligations and synthetic collateralized debt obligations, are considered to be embedded derivatives that should not be analyzed for potential bifurcation and separate accounting under Subtopic 815-15.  To ease transition, the guidance allows companies to irrevocably elect to apply the fair-value option to any investment in a beneficial interest in securitized financial assets.  The amendments are effective for each reporting entity at the beginning of its first fiscal quarter beginning after June 15, 2010 with early adoption permitted at the beginning of the first fiscal quarter beginning after issuance of the ASU.  The Company adopted this guidance effective July 1, 2010 and elected fair value treatment for synthetic collateralized debt obligations. The adoption of this guidance resulted in a cumulative effect adjustment of $9 million, net of taxes, to retained earnings with a corresponding adjustment to accumulated other comprehensive income (AOCI).  See Note 6 for further discussion on synthetic collateralized debt obligations.

In February 2010, the FASB issued ASU 2010-08 which contained technical corrections to various codification topics.  While none of the provisions in the ASU fundamentally change GAAP, certain clarifications made to the guidance on embedded derivatives and hedging (Subtopic 815-15) may cause a change in the application of that Subtopic and, thus, special transition provisions were provided for accounting changes related to that Subtopic.  The amendments of this ASU are effective for the first reporting period, including interim periods, beginning after issuance, except for certain amendments related to embedded derivatives and certain changes that affect the calculation of tax benefits attributable to reorganizations.  The amendments related to the reorganization guidance in Paragraph 852-740-45-2 should be applied to reorganizations for which the date of the reorganization is on or after the beginning of the first annual reporting period beginning on or after December 15, 2008.  The Company adopted these provisions as of January 1, 2009 with no impact of adoption.  The amendments to the embedded derivative guidance are effective for fiscal years beginning after December 15, 2009.  The Company adopted the embedded derivative provisions as of January 1, 2010 with an immaterial impact of adoption.  The Company adopted all other ASU 2010-08 provisions as of April 1, 2010 with no impact of adoption.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

In February 2010, the FASB issued ASU 2010-10, which defers the application of guidance under FASB ASC 810 for certain interests in an entity that has all of the attributes of an investment company, or for which it is industry practice to apply measurement principles for financial reporting that are consistent with those investment companies apply, or the entity is a registered money market fund.  An entity that qualifies for the deferral will continue to be assessed under the overall guidance on the consolidation of variable interest entities before the guidance amendments.  This guidance is effective for fiscal and interim reporting periods beginning after November 15, 2009.  The Company adopted this guidance effective January 1, 2010.  As a result of the application of this ASU, the Company deferred application for the applicable entities within the scope of the standard.

In January 2010, the FASB issued ASU 2010-06, which amends FASB ASC 820, Fair Value Measurement and Disclosures.  This guidance requires new disclosures and provides amendments to clarify existing disclosures.  The new requirements include disclosing transfers in and out of Levels 1 and 2 fair value measurements and the reasons for the transfers and further disaggregating activity in Level 3 fair value measurements.  The clarification of existing disclosure guidance includes further disaggregation of fair value measurement disclosures for each class of assets and liabilities and providing disclosures about the valuation techniques and inputs used to measure fair value for both recurring and nonrecurring fair value measurements.  The guidance also includes conforming amendments to the guidance on employers’ disclosures about the postretirement benefit plan assets.  This guidance is effective for interim and annual reporting periods beginning after December 15, 2009, except for the new disclosures regarding the activity in Level 3 measurements, which shall be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years.  The Company adopted this guidance effective January 1, 2010, except for the new disclosure regarding the activity in level 3 measurements, which the Company will adopt for the fiscal period beginning January 1, 2011.  See Note 4 for required disclosures.

In June 2009, the FASB issued guidance under FASB ASC 860, Transfers and Servicing.  This guidance eliminates the concept of a qualifying special-purpose entity (QSPE) and clarifies and amends the derecognition criteria for a transfer to be accounted for as a sale and the unit of account eligible for sale accounting.  Additionally, this guidance requires a transferor to initially measure and recognize all assets obtained (including a transferor’s beneficial interest) and liabilities incurred as a result of a transfer of financial assets accounted for as a sale at fair value.  Additionally, on and after the effective date, existing QSPEs (as defined under previous accounting standards) must be evaluated for consolidation in accordance with the applicable consolidation guidance.  This guidance also establishes new requirements for reporting a transfer of a portion of a financial asset as a sale.  This guidance requires enhanced disclosures about, among other things, a transferor’s continuing involvement with transfers of financial assets accounted for as sales, the risks inherent in the transferred financial assets that have been retained, and the nature and financial effect of restrictions on the transferor’s assets that continue to be reported in the consolidated balance sheets.  This guidance is effective for fiscal and interim reporting periods beginning after November 15, 2009.  The Company adopted this guidance effective January 1, 2010. The guidance will be applied to prospective transactions, as is required. There was no impact on the consolidated financial statements of the Company in the adoption of the guidance.

In June 2009, the FASB issued guidance under FASB ASC 810, Consolidation.  This guidance changes the consolidation guidance applicable to a variable interest entity (VIE).  It also amends the guidance governing the determination of whether an entity is the VIE’s primary beneficiary (the reporting entity that must consolidate the VIE) by requiring a qualitative analysis rather than a quantitative analysis.  The qualitative analysis will include consideration of who has the power to direct the activities of the entity that most significantly impact the entity’s economic performance and who has the obligation to absorb losses or the right to receive benefits of the VIE that could potentially be significant to the VIE.  FASB ASC 810 also requires continuous reassessment of whether an enterprise is the primary beneficiary of a VIE.  Prior guidance required reconsideration of whether an enterprise was the primary beneficiary of a VIE only when specific events had occurred.  FASB ASC 810 also requires enhanced disclosures about an enterprise’s variable interest with a VIE.  See Note 21 for required disclosures.  This guidance is effective for fiscal and interim reporting periods beginning after November 15, 2009.  The Company adopted this guidance effective January 1, 2010 resulting in an increase to noncontrolling interest of $46 million.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

In April 2009, the FASB issued guidance under FASB ASC 320, Investments – Debt and Equity Securities.  This guidance is designed to create greater clarity and consistency in accounting for and presentation of impairment losses on debt securities.  This guidance is effective for interim and annual periods ending after June 15, 2009 with early adoption permitted.  As of the beginning of the interim period of adoption, this guidance requires a cumulative-effect adjustment to reclassify the non-credit component of previously recognized other-than-temporary impairment losses on debt securities from retained earnings to the beginning balance of AOCI.  The Company adopted this guidance as of January 1, 2009.  The adoption of this guidance resulted in a cumulative-effect adjustment of $250 million, net of taxes, as an adjustment to the opening balance of retained earnings with a corresponding adjustment to the opening balance of AOCI.

(4)	Fair Value Measurements

Fair Value Option

The Company assesses the fair value option election for newly acquired financial assets or liabilities on a prospective basis. Except for synthetic collateralized debt obligations, there are no material assets or liabilities for which the Company elected the fair value option.

Fair Value Hierarchy

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based on observable and unobservable inputs.  Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable inputs.  The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs.  In determining fair value, the Company uses various methods including market, income and cost approaches.

The Company categorizes its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique.  The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).  If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes financial assets and liabilities recorded at fair value in the consolidated balance sheets as follows:

•	Level 1 – Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date.

•
Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•
Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement.  Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability.  Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Company periodically reviews its fair value hierarchy classifications for financial assets and liabilities. Changes in observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications into/out of Level 3 are reported as transfers at the beginning of the period in which the change occurs.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table summarizes the sources used in determining the fair values of fixed maturity securities as of the dates indicated:

	December 31,	December 31,
	2010	2009
Independent pricing services	81%	68%
Pricing matrices	10%	11%
Broker quotes	5%	6%
Internal pricing models	2%	13%
Other sources	2%	2%
Total	100%	100%

Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)

The Company uses NAV to estimate the underlying fair value for certain mutual funds that do not have readily determinable fair values, which are included in separate account assets.

All but one of these mutual funds are included in Level 2 and had fair values totaling $50.0 billion and $44.0 billion as of December 31, 2010 and 2009, respectively.  These funds have no unfunded commitments or restrictions and the Company always has the ability to redeem the separate account investment in these funds with the investee at NAV daily.  These mutual funds are primarily invested in domestic and international equity funds.

The Company’s separate account assets include an investment in a mutual fund that may not be redeemed until a seven year guarantee period expires in 2016; however, NAV has been used to estimate the fair value of this investment as a practical expedient.  This fund has no unfunded commitments or other restrictions.  The investment strategy of this fund is to build a portfolio where the assets shall be sufficient to achieve a target portfolio value by the end of the seven year guarantee period.  The Company’s portion of the net asset value of this fund reported in separate account assets was $1.3 billion and $976 million as of December 31, 2010 and 2009, respectively, and is included in Level 3.

Since separate account assets include mutual fund investments not directed by the Company, the contractholders have the ability to select and change investment categories, which may result in the underlying mutual funds being purchased and sold in the future.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table summarizes assets and liabilities measured at fair value on a recurring basis as of December 31, 2010:

(in millions)	Level 1	Level 2	Level 3	Total

Assets
Investments:
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S.
Government corporations and agencies	$ 572	$ 10	$ 2	$ 584
Obligations of states and political subdivisions	-	1,377	-	1,377
Debt securities issued by foreign governments	123	-	-	123
Corporate public securities	2	12,600	114	12,716
Corporate private securities	-	3,087	1,161	4,248
Residential mortgage-backed securities	540	5,090	9	5,639
Commercial mortgage-backed securities	-	1,184	2	1,186
Collateralized debt obligations	-	61	191	252
Other asset-backed securities	-	293	16	309
Total fixed maturity securities	$ 1,237	$ 23,702	$ 1,495	$ 26,434
Equity securities	10	32	-	42
Total securities available-for-sale	$ 1,247	$ 23,734	$ 1,495	$ 26,476
Trading securities	-	-	45	45
Short-term investments	25	1,037	-	1,062
Total investments	$ 1,272	$ 24,771	$ 1,540	$ 27,583

Cash and cash equivalents	337	-	-	337
Derivative assets	-	627	211	838
Separate account assets1,3	12,325	50,745	1,805	64,875
Total assets	$ 13,934	$ 76,143	$ 3,556	$ 93,633

Liabilities
Future policy benefits and claims2	$ -	$ -	$ (226)	$ (226)
Derivative liabilities	(18)	(524)	(4)	(546)
Total liabilities	$ (18)	$ (524)	$ (230)	$ (772)

__________
1	Comprised of public, privately registered and non-registered mutual funds and investments in securities.
2
Related to embedded derivatives associated with living benefit contracts.  The Company’s guaranteed minimum accumulation benefits (GMABs), guaranteed lifetime withdrawal benefits (GLWBs) and hybrid GMABs/GLWBs are considered embedded derivatives requiring the related liabilities to be separated from the host insurance product and recognized at fair value, with changes in fair value reported in earnings.  This balance also includes embedded derivatives associated with fixed equity-indexed annuities (EIA) that provide for interest earnings that are linked to the performance of specified equity market indices.

3	The value of separate account liabilities is set to equal the fair value of separate account assets.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table summarizes financial instruments for which the Company used significant unobservable inputs (Level 3) to determine fair value measurements for the year ended December 31, 2010:

		Net investment						Change in
		gains (losses)						unrealized
		In earnings		Purchases,				gains (losses)
	Balance as of	(realized		issuances,	Transfers	Transfers	Balance as of	in earnings
	December 31,	and	In OCI	sales and	into	out of	December 31,	due to assets
(in millions)	2009	unrealized)1	(unrealized)2	settlements	Level 3	Level 3	2010	still held

Assets
Investments:
Securities available-for-sale3:
Fixed maturity securities
U.S. Treasury securities and
obligations of U.S.
Government corporations
and agencies	$ 2	$ -	$ -	$ -	$ -	$ -	$ 2	$ -
Corporate public securities	215	1	4	(15)	1	(92)	114	-
Corporate private securities	1,187	3	31	(268)	311	(103)	1,161	-
Residential mortgage-backed
securities	2,034	(1)	4	(12)	2	(2,018)	9	-
Commercial mortgage-backed
securities	405	-	1	-	-	(404)	2	-
Collateralized debt obligations	240	(27)	29	(67)	16	-	191	-
Other asset-backed securities	167	(9)	8	(11)	-	(139)	16	-
Total fixed maturity securities	$ 4,250	$ (33)	$ 77	$ (373)	$ 330	$ (2,756)	$ 1,495	$ -
Equity securities	8	-	-	(7)	-	(1)	-	-
Total securities available for sale	$ 4,258	$ (33)	$ 77	$ (380)	$ 330	$ (2,757)	$ 1,495	$ -
Trading securities	-	(4)	-	49	-	-	45	(4)
Mortgage loans held for sale	48	14	-	(62)	-	-	-	2
Total investments	$ 4,306	$ (23)	$ 77	$ (393)	$ 330	$ (2,757)	$ 1,540	$ (2)

Derivative assets	331	(91)	-	(29)	-	-	211	(69)
Separate account assets4,6	1,628	188	-	(4)	1	(8)	1,805	-
Total assets	$ 6,265	$ 74	$ 77	$ (426)	$ 331	$ (2,765)	$ 3,556	$ (71)

Liabilities
Future policy benefits and claims5	$ (311)	$ 93	$ -	$ (8)	$ -	$ -	$ (226)	$ 93
Derivative liabilities	(2)	(2)	-	-	-	-	(4)	(2)
Total liabilities	$ (313)	$ 91	$ -	$ (8)	$ -	$ -	$ (230)	$ 91

1
Includes gains and losses on sales of financial instruments, changes in fair value of certain instruments and other-than-temporary impairments.  The net unrealized gain/loss on separate account assets is attributable to contractholders and, therefore, is not included in the Company’s earnings.

2	Includes changes in fair value of certain instruments and non-credit related other-than-temporary impairments.
3
Includes certain collateralized mortgage obligations, residential mortgage-backed securities, commercial mortgage-backed securities, other asset-backed securities, certain broker or internally priced securities and securities that are at or near default based on ratings assigned by the National Association of Insurance Commissioners (NAIC) (see Note 5 for a discussion of NAIC designations.  Equity securities represent holdings in non-registered mutual funds with significant unobservable inputs.

4	Comprised of non-registered mutual funds with significant unobservable and/or liquidity restrictions.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

5
Relates to GMAB, GLWB and hybrid GMAB/GLWB embedded derivatives associated with contracts with living benefit riders.  This balance also includes embedded derivatives associated with EIAs.  Related derivatives are internally valued.  The valuation of guaranteed minimum benefit embedded derivatives is based on capital market and actuarial assumptions, including risk margin considerations reflecting policyholder behavior.  The Company uses both observable and unobservable inputs, such as published swap rates and historical volatilities as well as implied volatilities, in its capital market assumptions.  Actuarial assumptions, including lapse behavior and mortality rates, are either based on annuity experience or pricing assumptions if experience has not yet developed.

6	The value of separate account liabilities is set to equal the fair value of separate account assets.

Transfers during the year ended December 31, 2010

At December 31, 2009, most of the Company’s investments in residential mortgage-backed securities backed by Alt-A and sub-prime collateral were categorized as Level 3 financial assets because there was little market activity in these securities.   During 2010, market activity increased in these securities such that they are no longer considered inactive.  As such, these securities were transferred out of Level 3 and into Level 2. Additionally, many of the Company’s investments in below investment-grade commercial mortgage-backed securities which were categorized as Level 3 financial assets as of December 31, 2009 were transferred to Level 2 in 2010. This was primarily due to an increase in the observable valuation inputs of market activity and availability of higher quality independent pricing data. There were no significant transfers into or out of Level 1 during the year ended December 31, 2010.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following tables summarize transfers of financial instruments into and out of Level 1 and Level 2 for the year ended December 31, 2010:

(in millions)	Transfers into Level 1	Transfers out of Level 1	Transfers into Level 2	Transfers out of Level 2

Assets
Investments:
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S.
Government corporations and agencies	$ -	$ (6)	$ 6	$ -
Debt securities issued by foreign governments	120	-	-	(120)
Corporate public securities	-	(22)	114	(1)
Corporate private securities	-	-	103	(311)
Residential mortgage-backed securities	-	(41)	2,059	(2)
Commercial mortgage-backed securities	-	-	404	-
Collateralized debt obligations	-	-	-	(16)
Other asset-backed securities	-	-	139	-
Total fixed maturity securities	$ 120	$ (69)	$ 2,825	$ (450)
Equity securities	-	-	1	-
Total securities available-for-sale	$ 120	$ (69)	$ 2,826	$ (450)
Total investments	$ 120	$ (69)	$ 2,826	$ (450)

Separate account assets	-	(1)	8	-
Total assets	$ 120	$ (70)	$ 2,834	$ (450)

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table summarizes assets and liabilities measured at fair value on a recurring basis as of December 31, 2009:

(in millions)	Level 1	Level 2	Level 3	Total

Assets
Investments:
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S.
Government corporations and agencies	$ 748	$ 4	$ 2	$ 754
Obligations of states and political subdivisions	-	549	-	549
Debt securities issued by foreign governments	-	75	-	75
Corporate public securities	2	11,134	215	11,351
Corporate private securities	-	3,423	1,187	4,610
Residential mortgage-backed securities	229	3,246	2,034	5,509
Commercial mortgage-backed securities	-	679	405	1,084
Collateralized debt obligations	-	132	240	372
Other asset-backed securities	-	279	167	446
Total fixed maturity securities	$ 979	$ 19,521	$ 4,250	$ 24,750
Equity securities	13	32	8	53
Total securities available-for-sale	$ 992	$ 19,553	$ 4,258	$ 24,803
Mortgage loans held for sale1	-	-	48	48
Short-term investments	56	947	-	1,003
Total investments	$ 1,048	$ 20,500	$ 4,306	$ 25,854

Cash and cash equivalents	49	-	-	49
Derivative assets	-	498	331	829
Separate account assets2,4	11,607	44,611	1,628	57,846
Total assets	$ 12,704	$ 65,609	$ 6,265	$ 84,578

Liabilities
Future policy benefits and claims3	$ -	$ -	$ (311)	$ (311)
Derivative liabilities	(10)	(404)	(2)	(416)
Total liabilities	$ (10)	$ (404)	$ (313)	$ (727)

__________
1	Elected to be carried at fair value.
2	Comprised of public, privately registered and non-registered mutual funds and investments in securities.
3
Related to embedded derivatives associated with living benefit contracts.  The Company’s GMABs, GLWBs and hybrid GMABs/GLWBs are considered embedded derivatives requiring the related liabilities to be separated from the host insurance product and recognized at fair value, with changes in fair value reported in earnings.  This balance also includes embedded derivatives associated with fixed EIAs that provide for interest earnings that are linked to the performance of specified equity market indices.

4	The value of separate account liabilities is set to equal the fair value of separate account assets.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table summarizes financial instruments for which the Company used significant unobservable inputs (Level 3) to determine fair value measurements for the year ended December 31, 2009:

	December 31,	and	In OCI	sales and	in to	out of	December 31,	due to assets
(in millions)	2008	unrealized)1	(unrealized)2	settlements	Level 3	Level 3	2009	still held

Assets
Investments:
Securities available-for-sale3:
Fixed maturity securities
U.S. Treasury securities and
obligations of U.S.
Government corporations
and agencies	$ 2	$ -	$ -	$ -	$ -	$ -	$ 2	$ -
Corporate public securities	253	(31)	40	(121)	92	(18)	215	-
Corporate private securities	1,074	(49)	220	(280)	395	(173)	1,187	-
Residential mortgage-backed
securities	3,036	(111)	389	(431)	1	(850)	2,034	-
Commercial mortgage-backed
securities	263	(20)	139	(7)	94	(64)	405	-
Collateralized debt obligations	251	(53)	77	(18)	-	(17)	240	-
Other asset-backed securities	112	(17)	43	(12)	49	(8)	167	-
Total fixed maturity securities	$ 4,991	$ (281)	$ 908	$ (869)	$ 631	$ (1,130)	$ 4,250	$ -
Equity securities	18	1	-	5	-	(16)	8	-
Total securities available for sale	$ 5,009	$ (280)	$ 908	$ (864)	$ 631	$ (1,146)	$ 4,258	$ -
Mortgage loans held for sale	125	(8)	-	(69)	-	-	48	(3)
Total investments	$ 5,134	$ (288)	$ 908	$ (933)	$ 631	$ (1,146)	$ 4,306	$ (3)

Derivative assets	598	(312)	(12)	57	-	-	331	(310)
Separate account assets4,6	2,142	(647)	-	400	15	(282)	1,628	218
Total assets	$ 7,874	$ (1,247)	$ 896	$ (476)	$ 646	$ (1,428)	$ 6,265	$ (95)

Liabilities
Future policy benefits and claims5	$ (1,740)	$ 1,438	$ -	$ (9)	$ -	$ -	$ (311)	$ 1,438
Derivative liabilities	(4)	2	-	-	-	-	(2)	2
Total liabilities	$ (1,744)	$ 1,440	$ -	$ (9)	$ -	$ -	$ (313)	$ 1,440

__________

1
Includes gains and losses on sales of financial instruments, changes in fair value of certain instruments and other-than-temporary impairments.  The net unrealized gain/loss on separate account assets is attributable to contractholders and, therefore, is not included in the Company’s earnings.

2	Includes changes in fair value of certain instruments and non-credit related other-than-temporary impairments.
3
Includes certain collateralized mortgage obligations, residential mortgage-backed securities, commercial mortgage-backed securities, other asset-backed securities, certain broker or internally priced securities and securities that are at or near default based on ratings assigned by the NAIC (see Note 5 for a discussion of NAIC designations).  Equity securities represent holdings in non-registered mutual funds with significant unobservable inputs.

4	Comprised of non-registered mutual funds with significant unobservable and/or liquidity restrictions.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

5
Relates to GMAB, GLWB and hybrid GMAB/GLWB embedded derivatives associated with contracts with living benefit riders.  This balance also includes embedded derivatives associated with EIAs.  Related derivatives are internally valued.  The valuation of guaranteed minimum benefit embedded derivatives is based on capital market and actuarial assumptions, including risk margin considerations reflecting policyholder behavior.  The Company uses both observable and unobservable inputs, such as published swap rates and historical volatilities as well as implied volatilities, in its capital market assumptions.  Actuarial assumptions, including lapse behavior and mortality rates, are either based on annuity experience or pricing assumptions if experience has not yet developed.

6	The value of separate account liabilities is set to equal the fair value of separate account assets.

Transfers during the year ended December 31, 2009

The Company periodically reviews its fair value hierarchy classifications.  Changes in observability of significant valuation inputs identified during these reviews may trigger reclassification of fair value hierarchy levels of financial assets and liabilities.  During 2008, the Company’s investments in residential mortgage-backed securities backed by prime collateral were classified as Level 3 financial assets because of their inactive markets and resulting illiquidity.  As of December 31, 2009, these securities were no longer considered inactive due to increased trading volume and market activity and as a result were transferred out of Level 3.  In addition, the Company was able to gain additional observable valuation inputs in the pricing of certain corporate securities, residential mortgage-backed securities and commercial mortgage-backed securities, which led to transferring these securities out of Level 3.

Additionally, certain corporate securities and commercial mortgage-backed securities had significant changes in key valuation inputs, which led to transfers into Level 3, primarily related to ratings downgrades and changes in pricing sources.

Fair Value on a Nonrecurring Basis

The Company measured certain mortgage loans at fair value, or fair value of the collateral, for collateral dependent loans, on a non-recurring basis subsequent to their initial recognition, due to impairments recorded during the year. In determining the estimated fair value for these impaired mortgage loans, the Company primarily uses the direct capitalization method based on management’s view of current market capitalization rates.  Alternatively, when deemed more appropriate, the Company may use a discounted cash flow methodology or an independently provided appraisal of value.  Each of these methodologies is considered to represent a Level 3 fair value estimate.  Refer to Note 5 for further discussion of the carrying value of mortgage loans.

Financial Instruments Not Carried at Fair Value

In estimating fair value for its disclosures for financial instruments not carried at fair value (and not included in the fair value disclosures above), the Company used the following methods and assumptions:

Mortgage loans, net:  The fair values of mortgage loans held for investment are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.  Loans with similar characteristics are aggregated for purposes of the calculations.

Policy loans:  The carrying amount reported in the consolidated balance sheets approximates fair value.

Investment contracts:  The fair values of the Company’s liabilities under investment type contracts are based on one of two methods.  For investment contracts without defined maturities, fair value is the amount payable on demand, net of certain surrender charges.  For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis.  Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

Short-term debt:  The carrying amount reported in the consolidated balance sheets approximates fair value.

Long-term debt:  The fair values for long-term debt are based on estimated market prices.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table summarizes the carrying values and estimated fair values of financial instruments as of December 31:

	2010		2009
	Carrying	Estimated	Carrying	Estimated
(in millions)	value	fair value	value	fair value

Assets
Investments:
Mortgage loans, net	$ 6,125	$ 5,863	$ 6,781	$ 5,946
Policy loans	$ 1,088	$ 1,088	$ 1,050	$ 1,050

Liabilities
Investment contracts	$ (17,962)	$ (18,973)	$ (18,724)	$ (18,316)
Short-term debt	$ (300)	$ (300)	$ (150)	$ (150)
Long-term debt	$ (978)	$ (1,039)	$ (706)	$ (723)

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

(5)	Investments

Fixed Maturity Securities and Equity Securities Available-for-Sale

The following table summarizes the amortized cost, gross unrealized gains and losses, and estimated fair values of securities available-for-sale as of the dates indicated:

		Gross	Gross
	Amortized	unrealized	unrealized	Estimated
(in millions)	cost	gains	losses	fair value

December 31, 2010
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S.
Government corporations and agencies	$ 497	$ 87	$ -	$ 584
Obligations of states and political subdivisions	1,410	15	48	1,377
Debt securities issued by foreign governments	110	13	-	123
Corporate public securities	11,921	879	84	12,716
Corporate private securities	4,038	257	47	4,248
Residential mortgage-backed securities	5,811	183	355	5,639
Commercial mortgage-backed securities	1,167	51	32	1,186
Collateralized debt obligations	365	13	126	252
Other asset-backed securities	294	19	4	309
Total fixed maturity securities	$ 25,613	$ 1,517	$ 696	$ 26,434
Equity securities	39	3	-	42
Total securities available-for-sale	$ 25,652	$ 1,520	$ 696	$ 26,476

December 31, 2009
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S.
Government corporations	$ 688	$ 73	$ 7	$ 754
Obligations of states and political subdivisions	568	4	23	549
Debt securities issued by foreign governments	70	5	-	75
Corporate public securities	10,929	597	175	11,351
Corporate private securities	4,500	193	83	4,610
Residential mortgage-backed securities	6,079	95	665	5,509
Commercial mortgage-backed securities	1,284	7	207	1,084
Collateralized debt obligations	531	12	171	372
Other asset-backed securities	454	20	28	446
Total fixed maturity securities	$ 25,103	$ 1,006	$ 1,359	$ 24,750
Equity securities	49	5	1	53
Total securities available-for-sale	$ 25,152	$ 1,011	$ 1,360	$ 24,803

The fair value of the Company’s investments may fluctuate significantly in response to changes in interest rates, investment quality ratings and credit spreads.  The Company does not have the intent to sell, nor is it more likely than not that the Company will be required to sell debt securities in unrealized loss positions.  The Company may realize investment losses to the extent its liquidity needs require the disposition of fixed maturity securities in unfavorable interest rate, liquidity or credit spread environments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table summarizes, for securities available-for-sale, the gross unrealized losses based on the amount of time each type of security has been in an unrealized loss position, as of the dates indicated:

	Less than or equal to one year			More than one year			Total
		Gross	Number		Gross	Number		Gross	Number
	Estimated	unrealized	of	Estimated	unrealized	of	Estimated	unrealized	of
(in millions, except number of securities)	fair value	losses	securities	fair value	losses	securities	fair value	losses	securities

December 31, 2010
Fixed maturity securities:
Obligations of states and
political subdivisions	$ 814	$ 48	77	$ -	$ -	-	$ 814	$ 48	77
Debt securities issued by foreign
governments	20	-	1	-	-	-	20	-	1
Corporate public securities	1,009	28	109	528	56	107	1,537	84	216
Corporate private securities	371	26	41	221	21	22	592	47	63
Residential mortgage-backed securities	562	13	41	1,765	342	281	2,327	355	322
Commercial mortgage-backed securities	40	1	7	182	31	35	222	32	42
Collateralized debt obligations	1	-	2	180	126	46	181	126	48
Other asset-backed securities	27	1	2	62	3	17	89	4	19
Total fixed maturity securities	$ 2,844	$ 117	$ 280	$ 2,938	$ 579	$ 508	$ 5,782	$ 696	$ 788
Equity securities	3	-	3	2	-	40	5	-	43
Total	$ 2,847	$ 117	$ 283	$ 2,940	$ 579	$ 548	$ 5,787	$ 696	$ 831

December 31, 2009
Fixed maturity securities:
U.S. Treasury securities and
obligations of U.S. Government corporations and agencies
corporations and agencies	$ 206	$ 7	10	$ -	$ -	-	$ 206	$ 7	10
Obligations of states and
political subdivisions	318	12	35	79	11	13	397	23	48
Debt securities issued by foreign
governments	1	-	2	-	-	-	1	-	2
Corporate public securities	1,198	32	160	1,117	143	201	2,315	175	361
Corporate private securities	279	19	47	973	64	73	1,252	83	120
Residential mortgage-backed securities	937	103	117	2,375	562	341	3,312	665	458
Commercial mortgage-backed securities	43	5	11	699	202	101	742	207	112
Collateralized debt obligations	30	29	13	277	142	45	307	171	58
Other asset-backed securities	5	-	12	248	28	33	253	28	45
Total fixed maturity securities	$ 3,017	$ 207	$ 407	$ 5,768	$ 1,152	$ 807	$ 8,785	$ 1,359	$ 1,214
Equity securities	17	-	13	3	1	75	20	1	88
Total	$ 3,034	$ 207	420	$ 5,771	$ 1,153	882	$ 8,805	$ 1,360	1,302

The weighted estimated fair value to amortized cost for non-investment grade fixed maturity securities that have an estimated fair value to amortized cost ratio of less than 80% and have been in an unrealized loss position for more than one year was 54% and 65% as of December 31, 2010 and 2009, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The table below summarizes the amortized cost and estimated fair values of fixed maturity securities available-for-sale, by maturity, as of December 31, 2010.  Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized	Estimated
(in millions)	cost	fair value

Fixed maturity securities available-for-sale:
Due in one year or less	$ 961	$ 980
Due after one year through five years	6,784	7,195
Due after five years through ten years	6,087	6,588
Due after ten years	4,144	4,285
Subtotal	$ 17,976	$ 19,048
Residential mortgage-backed securities	5,811	5,639
Commercial mortgage-backed securities	1,167	1,186
Collateralized debt obligations	365	252
Other asset-backed securities	294	309
Total	$ 25,613	$ 26,434

The NAIC assigns credit quality ratings (NAIC designations) to securities for the purpose of statutory reporting.  These NAIC designations are generally based on the credit ratings assigned by nationally recognized statistical rating agencies organizations (NRSRO) unless a security is not rated by an NRSRO, in which case the NAIC rates it using an alternative approach.  Beginning with year-end 2009 statutory reporting, the NAIC modified its ratings approach for residential mortgage-backed securities, which are not backed by U.S. government agencies.  Additionally, beginning with year-end 2010 statutory reporting, the NAIC similarly modified its ratings approach for commercial mortgage-backed securities.  Under the modified approach, the NAIC designations for these types of securities are based on an insurer’s reported carrying value for the security relative to a NAIC-prescribed ratings matrix for the security, with a higher NAIC designation afforded securities with lower carrying values.  In effect, this process rates the credit quality of a security based on an independent market view of the expected discounted future cash flows from the security versus its statutory carrying value.  Under this process, NAIC designations for these types of mortgage-backed securities could be higher or lower than the related NRSRO ratings.  NAIC designations range from class 1 (highest quality) to class 6 (lowest quality).  Of the Company’s fixed maturity securities, 93% and 91% were in the two highest NAIC designations categories as of December 31, 2010 and 2009, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table shows the equivalent designation between the NAIC and NRSRO and summarizes the credit quality, as determined by NAIC designations, of the Company’s fixed maturity securities portfolio as of the dates indicated:

(in millions)		December 31, 2010		December 31, 2009
NAIC Designations1, 2	NRSRO equivalent designation	Amortized cost	Estimated fair value	Amortized cost	Estimated fair value

1	AAA/AA/A	$ 14,879	$ 15,595	$ 15,323	$ 15,196
2	BBB	8,495	8,893	7,140	7,275
3	BB	1,389	1,280	1,551	1,404
4	B	492	437	724	617
5	CCC and lower	260	191	253	188
6	In or near default	98	38	112	70
	Total	$ 25,613	$ 26,434	$ 25,103	$ 24,750

__________

1
NAIC designations are assigned at least annually.  Some ratings for securities shown have been assigned to securities not yet assigned an NAIC designation in a manner approximating equivalent NRSRO categories.

2	Class 1 and class 2 NAIC designations are generally considered to represent investment grade ratings and are considered as such by the Company in reporting its credit quality information.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

Corporate Securities

Corporate securities include conventional bonds, private placement fixed maturity securities, syndicated corporate bank loans and hybrid securities with both debt and equity-like features.  For these corporate securities, the following table summarizes, as of the dates indicated, the Company’s gross unrealized loss position categorized as investment grade vs. non-investment grade, for the period of time indicated, and based on the ratio of estimated fair value to amortized cost (in millions):

Period of time for which unrealized loss has existed
	Investment Grade			Non-Investment Grade			Total
Ratio of	Less	More		Less	More		Less	More
estimated fair	than or	than		than or	than		than or	than
value to	equal to	one		equal to	one		equal to	one
amortized cost	one year	year	Total	one year	year	Total	one year	year	Total

December 31, 2010
99.9% - 80.0%	$ 37	$ 35	$ 72	$ 4	$ 20	$ 24	$ 41	$ 55	$ 96
79.9% - 50.0%	-	17	17	12	5	17	12	22	34
Below 50.0%	-	-	-	1	-	1	1	-	1
Total	$ 37	$ 52	$ 89	$ 17	$ 25	$ 42	$ 54	$ 77	$ 131

December 31, 2009
99.9% - 80.0%	$ 27	$ 104	$ 131	$ 13	$ 45	$ 58	$ 40	$ 149	$ 189
79.9% - 50.0%	9	46	55	2	12	14	11	58	69
Below 50.0%	-	-	-	-	-	-	-	-	-
Total	$ 36	$ 150	$ 186	$ 15	$ 57	$ 72	$ 51	$ 207	$ 258

Judgments regarding whether a corporate debt security is other-than-temporarily impaired include analyzing the issuer’s financial condition.  An analysis of the issuer’s financial condition includes whether there has been a decline in the overall value of the issuer or its ability to service the specific security.  The total enterprise value of the company issuing the security is determined through asset coverage, cash flow multiples, or other industry standards.  Several factors assessed when determining the enterprise value include, but are not limited to, credit quality ratings, cash flow sustainability, liquidity, strength, industry, and market position.  Sources of information include, but are not limited to, management projections, independent consultants, street research, peer analysis, and internal analysis.

If the Company has concerns regarding the viability of the issuer or its ability to service the specific security after this analysis, a recovery value analysis is prepared to determine if the recovery value has declined below the amortized cost of the security.  The recovery value is combined with the estimated timing to recovery, any other applicable cash flows that are expected and discounted at the security’s effective yield to arrive at the expected present value of cash flows.  If a recovery estimate is not feasible, then the market view of cash flows implied by the current fair value is the primary factor used to estimate recovery and the present value of cash flows.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The Company held hybrid securities issued by institutions in the financial sector with both debt and equity-like features, classified as corporate fixed maturity securities, with estimated fair values of $403 million and $609 million, and gross unrealized losses of $39 million and $101 million, as of December 31, 2010 and 2009, respectively.  Of these unrealized losses as of December 31, 2010, $36 million, or 92%, were in an unrealized loss position for more than one year, evaluated under the debt model, compared to $99 million, or 98%, as of December 31, 2009.  The Company evaluates such securities for other-than-temporary impairment using the criteria of either a debt or an equity security depending on the facts and circumstances of the individual issuer and security.

The Company invests in private placement fixed maturity securities because of the generally higher nominal yield available compared to comparably rated public fixed maturity securities, more restrictive financial and business covenants available in private fixed maturity security loan agreements, and stronger prepayment protection.  Although private placement fixed maturity securities are not registered with the SEC and generally are less liquid than public fixed maturity securities, restrictive financial and business covenants included in private placement fixed maturity security loan agreements generally are designed to compensate for the impact of increased liquidity risk.  A significant portion of the private placement fixed maturity securities that the Company holds are participations in large issuances that are also owned by other investors.

Residential Mortgage-Backed Securities

Residential mortgage-backed securities are a type of fixed income security backed by residential mortgage loans, which have been are sold into a trust or special purpose entity, formed for the purpose of securitizing and tranching the cash flows of the mortgage loans. The following tables summarize the distribution by collateral classification of the Company’s residential mortgage-backed securities as of dates indicated:

	December 31, 2010			December 31, 2009
			% of			% of
			estimated			estimated
	Amortized	Estimated	fair value	Amortized	Estimated	fair value
in millions	cost	fair value	total	cost	fair value	total
Government agency	$ 2,795	$ 2,929	52%	$ 2,547	$ 2,621	48%
Prime	973	944	17%	1,120	960	17%
Alt-A	1,545	1,333	23%	1,831	1,452	26%
Sub-prime	498	433	8%	577	474	9%
Other residential mortgage collateral	-	-	-	4	2	-
Total	$ 5,811	$ 5,639	100%	$ 6,079	$ 5,509	100%

The Company considers prime collateral to be mortgages whose underwriting standards qualify the mortgage for regular conforming or jumbo loan programs.  In addition, government agency collateral is considered to be mortgages securitized by government agencies both implicitly and explicitly backed by the full faith and credit of the U.S. Government.

The Company considers Alt-A collateral to be mortgages whose underwriting standards do not qualify the mortgage for regular conforming or jumbo loan programs.  Typical underwriting characteristics that cause a mortgage to fall into the Alt-A classification may include, but are not limited to, inadequate loan documentation of a borrower’s financial information, debt-to-income ratios above normal lending limits, loan-to-value ratios above normal lending limits that do not have primary mortgage insurance, a borrower who is a temporary resident, and loans securing non-conforming types of real estate.  Alt-A mortgages are generally issued to borrowers having higher Fair Isaac Credit Organization (FICO) scores, and the lender typically charges a slightly higher interest rate for such mortgages.

The Company considers sub-prime collateral to be mortgages that are first or second lien mortgage loans issued to sub-prime borrowers, as demonstrated by recent delinquent rent or housing payments or substandard FICO scores.  Second-lien mortgage loans are also considered sub-prime.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

For residential mortgage-backed securities, the following table summarizes as of the dates indicated the Company’s gross unrealized loss position categorized as investment grade vs. non-investment grade, for the period of time indicated, and based on the ratio of estimated fair value to amortized cost (in millions):

Period of time for which unrealized loss has existed
	Investment Grade			Non-Investment Grade			Total
Ratio of	Less	More		Less	More		Less	More
estimated fair	than or	than		than or	than		than or	than
value to	equal to	one		equal to	one		equal to	one
amortized cost	one year	year	Total	one year	year	Total	one year	year	Total

December 31, 2010
99.9% - 80.0%	$ 13	$ 97	$ 110	$ -	$ 72	$ 72	$ 13	$ 169	$ 182
79.9% - 50.0%	-	51	51	-	97	97	-	148	148
Below 50.0%	-	11	11	-	14	14	-	25	25
Total	$ 13	$ 159	$ 172	$ -	$ 183	$ 183	$ 13	$ 342	$ 355

December 31, 2009
99.9% - 80.0%	$ 29	$ 134	$ 163	$ 11	$ 42	$ 53	$ 40	$ 176	$ 216
79.9% - 50.0%	17	198	215	20	140	160	37	338	375
Below 50.0%	10	34	44	16	14	30	26	48	74
Total	$ 56	$ 366	$ 422	$ 47	$ 196	$ 243	$ 103	$ 562	$ 665

The Company evaluates its residential mortgage-backed securities for other-than-temporary impairment using multiple inputs.  Loan level defaults are estimated using an option pricing approach in which the probability of borrower default increases as home equity declines.  Home price appreciation statistics are provided by a third-party.   Other factors which influence the probability of default are debt-servicing, missed refinancing opportunities and geography.  Loan level characteristics such as issuer, FICO score, payment terms, level of documentation, residency type, dwelling type and loan purpose are also utilized in the model along with historical performance, to estimate or measure the loan’s propensity to default.  Additionally, the model takes into account loan age, seasonality, payment changes and exposure to refinancing as additional drivers of default.  For transactions where loan level data is not available, the model uses a proxy based on the collateral characteristics.  Loss severity in the model is a function of multiple factors, including but not limited to, the unpaid balance, interest rate, mortgage insurance ratios, assessed property value at origination, change in property valuation and loan-to-value ratio at origination.  Prepayment speeds, both actual and estimated, are also considered.  The cash flows generated by the collateral securing these securities are then determined based on these default, loss severity and prepayment assumptions.  These collateral cash flows are then utilized, along with consideration for the issue’s position in the overall structure, to determine the cash flows associated with the residential mortgage-backed security held by the Company.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

Commercial Mortgage-Backed Securities

The Company owns and manages commercial mortgage-backed securities, which are trust certificates or bonds offered to investors that are collateralized by a pool of commercial mortgage loans from which the principal and interest paid on those mortgages flows to investors.  These investments in commercial mortgage-backed securities are generally characterized by securities that are collateralized by static, heterogeneous pools of mortgages on commercial real estate properties.  Deals are generally diversified across property types, geography, borrowers, tenants, loan size, coupon and vintages.  For commercial mortgage-backed securities, the following tables summarize, as of the dates indicated, the Company’s gross unrealized loss position categorized as investment grade vs. non-investment grade, for the period of time indicated, and based on the ratio of estimated fair value to amortized cost (in millions):

Period of time for which unrealized loss has existed
	Investment Grade			Non-Investment Grade			Total
Ratio of	Less	More		Less	More		Less	More
estimated fair	than or	than		than or	than		than or	than
value to	equal to	one		equal to	one		equal to	one
amortized cost	one year	year	Total	one year	year	Total	one year	year	Total

December 31, 2010
99.9% - 80.0%	$ 1	$ 7	$ 8	$ -	$ 4	$ 4	$ 1	$ 11	$ 12
79.9% - 50.0%	-	5	5	-	10	10	-	15	15
Below 50.0%	-	-	-	-	5	5	-	5	5
Total	$ 1	$ 12	$ 13	$ -	$ 19	$ 19	$ 1	$ 31	$ 32

December 31, 2009
99.9% - 80.0%	$ 4	$ 54	$ 58	$ -	$ -	$ -	$ 4	$ 54	$ 58
79.9% - 50.0%	-	85	85	-	-	-	-	85	85
Below 50.0%	1	63	64	-	-	-	1	63	64
Total	$ 5	$ 202	$ 207	$ -	$ -	$ -	$ 5	$ 202	$ 207

Commercial mortgage-backed securities’ cash flows are generated by an industry standard fixed income analytics system designed for asset backed securities.  In addition, a third party default model is generally utilized within this service to apply loan specific probability of default, refinance risk and loss severity ratios to generate estimated cash flows.  Default and prepayment assumptions are deal specific and include, but are not limited to, delinquency, property type, loan size, debt service coverage ratio, loan to value ratios and loan age.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

Collateralized Debt Obligations

Collateralized debt obligations are asset-backed securities whose value is derived from the credit quality of the underlying corporate obligations.  For collateralized debt obligations, the following tables summarize, as of the dates indicated, the Company’s gross unrealized loss position categorized as investment grade versus non-investment grade, for the period of time indicated, and based on the ratio of estimated fair value to amortized cost (in millions):

Period of time for which unrealized loss has existed
	Investment Grade			Non-Investment Grade			Total
Ratio of	Less	More		Less	More		Less	More
estimated fair	than or	than		than or	than		than or	than
value to	equal to	one		equal to	one		equal to	one
amortized cost	one year	year	Total	one year	year	Total	one year	year	Total

December 31, 2010
99.9% - 80.0%	$ -	$ 9	$ 9	$ -	$ 3	$ 3	$ -	$ 12	$ 12
79.9% - 50.0%	-	8	8	-	8	8	-	16	16
Below 50.0%	-	-	-	-	98	98	-	98	98
Total	$ -	$ 17	$ 17	$ -	$ 109	$ 109	$ -	$ 126	$ 126

December 31, 2009
99.9% - 80.0%	$ 1	$ 4	$ 5	$ -	$ 15	$ 15	$ 1	$ 19	$ 20
79.9% - 50.0%	-	29	29	4	31	35	4	60	64
Below 50.0%	-	10	10	24	53	77	24	63	87
Total	$ 1	$ 43	$ 44	$ 28	$ 99	$ 127	$ 29	$ 142	$ 171

To generate the expected cash flows, NRSRO ratings of the underlying corporate securities were used to develop default probabilities.  Historical and forecasted loss severities were then applied to develop the expected losses within the security’s collateral pool.  An independent data provider is then used to model each security’s structure and waterfall to determine cash flows at the security level.  If a recovery estimate is not feasible, then the market’s view of cash flows implied by the current fair value, market discount rates, and effective yield are the primary factors used to estimate recovery.

Within the collateralized debt obligations security type are Pooled Trust Preferreds.  Pooled Trust Preferreds are collateralized debt obligations where the collateral is regional bank and insurance company trust preferred securities.  All banks in the pools were screened using data provided by U.S. Bank Rating service.  The rating service score is a combination of the bank’s liquidity, asset quality, capital adequacy and profitability.  The results of the analysis, as well as management’s evaluation of the results and broker research, are used to generate default rates which are modeled to create cash flows from the entire collateral pool underlying each pooled trust preferred security.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008
Unrealized Gains and Losses

The following table presents the components of net unrealized gains (losses) on securities available-for-sale, as of December 31:

(in millions)	2010 1	2009 2

Net unrealized gains (losses), before adjustments and taxes	$ 824	$ (350)
Change in fair value attributable to fixed maturity securities designated in fair value
hedging relationships	(20)	(35)
Net unrealized gains (losses), before adjustments and taxes	804	(385)
Adjustment to deferred policy acquisition costs	(217)	31
Adjustment to value of business acquired	1	-
Adjustment to future policy benefits and claims	27	20
Adjustment to policyholder dividend obligation	(90)	(17)
Deferred federal income tax (benefit) expense	(184)	123
Net unrealized gains (losses)	$ 341	$ (228)

__________
1	Includes the $9 million, net of taxes, cumulative effect of adoption of accounting principle as of July 1, 2010 for the adoption of FASB ASU 2010-11.
2
Includes the $250 million, net of taxes, cumulative effect of adoption of accounting principle as of January 1, 2009 for the adoption of guidance impacting FASB ASC 320-10, Investments – Debt and Equity Securities.

The following table presents an analysis of the net change in net unrealized gains (losses) on securities available-for-sale before adjustments and taxes for the years ended December 31:

(in millions)	2010 1	2009	2	2008

Fixed maturity securities	$ 1,174	$ 2,382		$ (2,682)
Equity securities	(1)	12		(14)
Net increase (decrease)	$ 1,173	$ 2,394		$ (2,696)

__________
1	Includes the $14 million cumulative effect of adoption of accounting principle as of July 1, 2010 for the adoption of FASB ASU 2010-11.
2	Includes the $384 million cumulative effect of adoption of accounting principle as of January 1, 2009 for the adoption of guidance impacting FASB ASC 320-10, Investments – Debt and Equity Securities.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The non-credit portion of other-than-temporary impairments and any subsequent changes in the fair value of those debt securities are recognized in other comprehensive income. Cumulative non-credit gains and losses recognized on debt securities which have credit losses in earnings, before federal income tax benefit, for the years ended December 31:

(in millions)	2010	2009

Unrealized losses as of January 1,	$ (346)	$ -
Cumulative adoption of accounting principle as of January 1, 2009	-	(384)
Non-credit losses in the period	(174)	(417)
Net unrealized gains in the period	305	455
Total	$ (215)	$ (346)

Mortgage Loans, Net of Allowance

The Company’s investments in mortgage loans consist primarily of first lien, collateral dependent, non-mezzanine commercial mortgage loans.  These loans are further segregated into the following classes based on the unique risk profiles of the underlying property types: office, warehouse, retail, apartment, hotel and other.

The collectability of a mortgage loan is based on the ability of the borrower to repay and/or the value of the underlying collateral.  The quality of a loan is generally defined by the specific financial position and condition of a borrower and the underlying collateral. Many of the Company’s commercial mortgage loans are structured with balloon payment maturities, exposing the Company to risks associated with the borrowers’ ability to make the balloon payment or refinance the property.

As part of the underwriting process, specific guidelines are followed to ensure the initial quality of a new mortgage loan.  Third-party appraisals are generally obtained to support loaned amounts.

The Company actively monitors the credit quality of its mortgage loans to support the development of the valuation allowance.  This monitoring process includes quantitative analyses which facilitate the identification of deteriorating loans, and qualitative analyses which consider other factors relevant to the borrowers’ ability to repay.  Loans with deteriorating credit fundamentals are identified for special surveillance procedures and are categorized based on the severity of their deterioration and management’s judgment as to the likelihood of loss.

Mortgage loans are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement.  When management determines that a loan is impaired, a provision for loss is established equal to either the difference between the carrying value and the present value of expected future cash flows discounted at the loan’s effective interest rate or the fair value of the collateral if the loan is collateral dependent.

In addition to the loan-specific reserves, the Company maintains a non-specific reserve for losses developed based on loan surveillance categories and property type classes and reflects management’s best estimate of probable credit losses as of the balance sheet date but not yet attributable to specific loans.  Management’s periodic evaluation of the adequacy of the non-specific reserve is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect a borrower’s ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The unpaid principal balance, amortized cost and valuation allowance for commercial mortgage loans by class as of December 31, 2010:

(in millions)	Office	Warehouse	Retail	Apartment	Hotel	Other	Total

Commercial mortgage loans subject to non-specific reserves:

Unpaid principal balance	$ 775	$ 1,360	$ 2,276	$ 1,220	$ 223	$ 88	$ 5,942

Amortized cost	$ 774	$ 1,365	$ 2,276	$ 1,222	$ 227	$ 88	$ 5,952

Non-specific reserve	$ (14)	$ (7)	$ (10)	$ (9)	$ (7)	$ -	$ (47)

Commercial mortgage loans subject to specific reserves:

Unpaid principal balance	$ 8	$ 52	$ 49	$ 23	$ 137	$ -	$ 269

Amortized cost	$ 8	$ 52	$ 49	$ 23	$ 137	$ -	$ 269

Specific reserves	$ (1)	$ (8)	$ (14)	$ (4)	$ (22)	$ -	$ (49)

The following table summarizes activity in the valuation allowance for mortgage loans for the years ended December 31:

(in millions)	2010	2009

Valuation allowance, beginning of period	$ 77	$ 42
Additions	66	85
Deductions	(47)	(50)
Valuation allowance, end of period	$ 96	$ 77

In 2010, management developed an internal credit quality rating process to reflect an internal view of the credit risk associated with individual loans, as well as the portfolio as a whole.  This process considers a number of relevant loan quality measurements and factors, including loan-to-value ratio (LTV), debt service coverage ratio (DSC), current market rent expectations, economic vacancy, property characteristics, market area, and borrower strength.  LTV is calculated as a ratio of the amortized cost of a loan to the estimated value of the underlying collateral.  DSC is the amount of cash flow generated by the underlying collateral of the mortgage loan available to meet periodic interest and principal payments of the loan.  This process yields an individual internal credit quality rating score for substantially all of the Company’s commercial mortgage loans which is then translated to a credit quality rating ranging from 1 to 5, with 1 representing the lowest risk profile and lowest potential for loss and 5 representing the highest risk profile and highest potential for loss.  These internal ratings by property will be updated at least annually.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table summarizes the amortized cost of commercial mortgage loans by internal credit quality rating and by class as of December 31, 2010:

(in millions)	Office	Warehouse	Retail	Apartment	Hotel	Other	Total

Rated 1	$ 4	$ -	$ 1	$ -	$ -	$ -	$ 5
Rated 2	173	173	571	108	24	-	1,049
Rated 3	523	1,065	1,643	935	128	16	4,310
Rated 4	66	173	105	202	209	72	827
Rated 5	16	6	5	-	3	-	30
Total commercial mortgage loans	$ 782	$ 1,417	$ 2,325	$ 1,245	$ 364	$ 88	$ 6,221

Internal credit quality ratings are not used to establish the valuation allowance; however, there is a strong correlation between the two processes.  For example, loans in the category receiving the highest loss factors for determination of the valuation allowance are generally rated with an internal credit quality rating of 4 or 5, while loans in the category receiving the lowest loss factors for determination of the valuation allowance are generally rated 1, 2 or 3.

While the internal credit ratings above display management’s assessment of relative credit risk in the mortgage loan portfolio for the date indicated based on underwriting criteria and ongoing assessment of the properties’ performance, management believes the amounts, net of valuation allowance, are collectible.

As of December 31, 2010, the Company’s mortgage loans classified as delinquent and/or in non-accrual status were immaterial in relation to the total mortgage loan portfolio.  The Company had no mortgage loans 90 days or more past due and still accruing interest.

The estimated fair value of mortgage loans was $5.9 billion and $6.0 billion at December 31, 2010 and 2009 respectively.

Securities Lending

The estimated fair value of loaned securities was $269 million and $40 million as of December 31, 2010 and 2009, respectively.  The Company had received $276 million and $41 million of cash collateral on securities lending as of December 31, 2010 and 2009, respectively. The Company had not received any non-cash collateral on securities lending as of the balance sheet dates.

Assets on Deposit, Held in Trust and Pledged as Collateral

Fixed maturity securities with an amortized cost of $8 million and $19 million were on deposit with various regulatory agencies as required by law as of December 31, 2010 and 2009, respectively.  These securities continue to be included in fixed maturity securities on the consolidated balance sheets.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

Net Investment Income

The following table summarizes net investment income from continuing operations by source for the years ended December 31:

(in millions)	2010	2009	2008

Securities available-for-sale:
Fixed maturity securities	$ 1,474	$ 1,465	$ 1,477
Equity securities	2	2	5
Trading assets	1	-	-
Mortgage loans	396	445	497
Short-term investments	2	6	17
Other	9	17	(75)
Gross investment income	$ 1,884	$ 1,935	$ 1,921
Less investment expenses	59	56	56
Net investment income	$ 1,825	$ 1,879	$ 1,865

Net Realized Investment Gains and Losses

The following table summarizes net realized investment gains (losses) from continuing operations by source for the years ended December 31:
(in millions)	2010	2009	2008

Net derivatives (losses) gains 1,2	$ (385)	$ 400	$ (330)
Realized gains on sales	176	192	40
Realized losses on sales	(43)	(113)	(41)
Valuation gains (losses) 3	17	(21)	(56)
Other	(1)	(4)	39
Net realized investment (losses) gains	$ (236)	$ 454	$ (348)

__________
1
Includes net losses of $155 million, net gains of $414 million, and net losses $501 million on derivatives and embedded derivatives associated with living benefit contracts for the years ended December 31, 2010, 2009, and 2008, respectively.

2
Includes net losses of $88 million, net losses of $172 million and net gains of $109 million on derivatives associated with death benefit contracts for the years ended December 31, 2010, 2009 and 2008, respectively.

3
Includes valuation of trading securities, mark-to-market valuation of mortgage loans held for sale, and changes in the non-specific loss reserves component of the valuation allowance on mortgage loans.

Proceeds from the sale of securities available-for-sale during 2010, 2009 and 2008 were $2.2 billion, $4.2 billion and $4.3 billion, respectively.  During 2010, 2009 and 2008, gross gains of $172 million, $189 million and $36 million, respectively, and gross losses of $17 million, $70 million and $25 million, respectively, were realized on those sales.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008
Other-Than-Temporary Impairment Losses

The following table summarizes other-than-temporary impairments for the years ended December 31:

		Included in OCI
(in millions)	Gross		Net
2010
Fixed maturity securities1	$ 330	$ (174)	$ 156
Equity securities	5	-	5
Mortgage loans	59	-	59
Total other-than-temporary impairment losses	$ 394	$ (174)	$ 220

2009
Fixed maturity securities1	$ 907	$ (417)	$ 490
Equity securities	7	-	7
Mortgage loans	72	-	72
Other	6	-	6
Total other-than-temporary impairment losses	$ 992	$ (417)	$ 575

2008
Fixed maturity securities1			$ 1,052
Equity securities			60
Mortgage loans			15
Other			4
Total other-than-temporary impairment losses			$ 1,131

__________

1
Declines in the creditworthiness of the issuer of hybrid securities with both debt and equity-like features requires the use of the equity model in analyzing the security for other-than-temporary impairment.  For the year ended December 31, 2010, the Company recognized $6 million in other-than-temporary impairments related to these securities compared to $168 million and $90 million for the years ended December 31, 2009 and 2008, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table summarizes the cumulative amounts related to the Company's credit loss portion of the other-than-temporary-impairment losses on debt securities that the Company does not intend to sell and it is not more likely than not that the Company will be required to sell the security prior to recovery of the amortized cost basis as of December 31:

(in millions)	2010	2009

Cumulative credit loss as of January 1, 1	$ 417	$ 507
New credit losses	31	168
Incremental credit losses2	116	72
Subtotal	$ 564	$ 747
Less:
Losses related to securities included in the beginning balance sold or paid down during the period	(202)	(267)
Losses related to securities included in the beginning balance for which there was a change in intent3	(22)	(63)
Cumulative credit loss as of December 31,1	$ 340	$ 417

__________

1
The cumulative credit loss amount excludes other-than-temporary-impairment losses on securities held as of the periods indicated that the Company intends to sell or it is more likely than not that the Company will be required to sell the security before the recovery of the amortized cost basis.

2	Includes losses on securities for which the Company can no longer assert that it does not intend to sell the securities.
3
Securities for which a credit-related other-than-temporary impairment loss was previously recorded that the Company now intends to sell or is more likely than not it will be required to sell before recovery of the amortized cost basis and has transferred the non-credit portion of loss previously recorded in other comprehensive income to earnings during the period.  Also includes hybrid securities that had previously been evaluated for other-than-temporary impairment based on the criteria as a debt security, but in the current period are evaluated as an equity security due to declines in the creditworthiness of the issuer.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

(6)	Derivative Instruments

The Company is exposed to certain risks relating to its ongoing business operations which are managed by using derivative instruments and include interest rate, foreign exchange, equity market and credit risk. To manage these risks and exposures, the Company uses interest rate contracts, primarily interest rate swaps; currency derivatives, primarily cross-currency swaps and futures; equity derivatives, primarily options and futures; credit default swaps and total return swaps.  The accounting for changes in the fair value of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging relationship and on the type of hedging relationship.  The Company recognizes all of its derivative instruments as either assets or liabilities at fair value.

Interest Rate Risk Management:  The Company uses interest rate contracts, primarily interest rate swaps, to reduce or alter interest rate exposure arising from mismatches between assets and liabilities.  In the case of interest rate swaps, the Company enters into a contractual agreement with a counterparty to exchange, at specified intervals, the difference between fixed and variable rates of interest, calculated on a reference notional amount.

Interest rate swaps are used by the Company in association with fixed and variable rate investments to achieve cash flow streams that support certain financial obligations of the Company and to produce desired investment returns.  As such, interest rate swaps are generally used to convert fixed rate cash flow streams to variable rate cash flow streams or vice versa.

In connection with the MTN program, the Company issues funding agreements to an unconsolidated third party trust to secure notes issued to investors by the trust.  The proceeds from these funding agreements are generally used to purchase fixed rate investments, generally available-for-sale public or private corporate bonds or commercial mortgage loans. In a rising interest rate environment, the Company is exposed to narrowing margins.  To mitigate this risk, the Company enters into interest rate swap contracts to hedge the volatility associated with changes in interest rates.

The Company also enters into interest rate swap transactions which are structured to provide a hedge against the negative impact of higher interest rates on the Company’s capital position.

Foreign Currency Risk Management: As part of its regular investing activities, the Company may purchase foreign currency denominated investments, generally fixed maturity securities.  These investments and the associated income expose the Company to volatility associated with movements in foreign exchange rates.  In an effort to mitigate this risk, the Company uses cross-currency swaps.  As foreign exchange rates change, the increase or decrease in the cash flows of the derivative instrument generally offsets the changes in the functional-currency equivalent cash flows of the hedged asset.

In addition, foreign exchange risks associated with foreign currency-denominated MTNs are managed using cross-currency swaps.

Credit Risk Management:  The Company enters into credit derivative contracts, primarily credit default swaps, under which the Company buys and sells credit default protection on standardized credit indices, which are established baskets of creditors, or on specific corporate creditors.  These derivatives allow the Company to manage or modify its credit risk profile in general or its credit exposure to specific creditors.

Equity Market Risk Management:  The Company offers a variety of variable annuity products available with living benefit features such as GMABs or GLWBs.  These living benefit features represent embedded derivatives in variable annuity contracts that are required to be separated from, and valued apart from, the host variable annuity contracts.  The embedded derivatives are carried at fair value. Subsequent changes in the fair value of these embedded derivatives are recognized in earnings as a component of net realized investment gains and losses.  The fair value of these embedded derivatives is calculated based on a combination of capital market and actuarial assumptions.  Projections of cash flows inherent in the valuation of the embedded derivative incorporate numerous assumptions including, but not limited to, expectations of contract holder persistency, contract holder withdrawal patterns, risk neutral market returns, correlations of market returns and market return volatility.  The Company believes the impact of claims is expected to be mitigated by its economic hedging program.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

These products and related obligations expose the Company to various market risks, predominately interest rate and equity risk.  Adverse changes in the equity markets or interest rate movements expose the Company to significant volatility.  To mitigate these risks and hedge the living benefit obligations, the Company enters into a variety of derivatives including interest rate swaps, equity index futures, options and total return swaps.

Derivatives Qualifying for Hedge Accounting

Fair Value Hedge Relationship: For derivative instruments that are designated and qualify as a fair value hedge (e.g., hedging the exposure to changes in the fair value of an asset or a liability or an identified portion thereof that is attributable to a particular risk), the gain or loss on the derivative instrument as well as the hedged item, to the extent of the risk being hedged, are recognized in net realized investment gains and losses.

The Company uses derivative instruments that are designated and qualify as fair value hedges in various financial transactions as follows:

•	Interest rate swaps are used to hedge certain fixed rate investments such as commercial mortgage loans and certain fixed maturity securities, and

•	Cross-currency swaps are used to hedge foreign currency-denominated fixed maturity securities.

Cash Flow Hedge Relationship:  For derivative instruments that are designated and qualify as a cash flow hedge (e.g., hedging the exposure to the variability in expected future cash flows that is attributable to interest rate risk), the effective portion of the gain or loss on the derivative instrument is reported as a component of AOCI and reclassified into earnings in the same period or periods during which the hedged transaction impacts earnings in the same line item associated with the forecasted transaction.  The ineffective portion of the derivative’s change in value, if any, along with any of the derivative’s change in value that is excluded from the assessment of hedge effectiveness, are recorded in net realized investment gains and losses.

The Company uses derivative instruments that are designated and qualify as a cash flow hedges in various financial transactions as follows:

•	Interest rate swaps are used to hedge cash flows from variable rate investments such as commercial mortgage loans and certain fixed maturity securities,

•	Interest rate swaps are used to hedge payments of funding agreement liabilities associated with the MTN program,

•	Cross-currency swaps are used to hedge interest payments and principal payments on foreign currency-denominated fixed maturity securities, and

•	Cross-currency swaps are used to hedge payments of foreign currency-denominated funding agreement liabilities associated with the MTN program.

Termination:  The Company is required to discontinue hedge accounting when it is determined that a derivative instrument no longer qualifies as an effective hedge.  Upon such determination, the derivative continues to be carried in the consolidated balance sheet at its fair value with changes in fair value recognized in net realized investment gains and losses.  In a discontinued fair value hedge on available-for-sale securities, changes in the fair value of the previously hedged asset or liability are no longer included in net realized gains and losses, rather are included in accumulated other comprehensive income and reclassified to net realized investment gains and losses through maturity of the hedged item.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

Derivatives Not Qualifying for Hedge Accounting

For derivatives that are not designated as a hedging instrument, the gain or loss on the derivative is recognized in net realized investment gains and losses. The Company uses these derivatives in various financial transactions as follows:

•	Futures, options, interest rate swaps and total return swaps are used to hedge certain benefit rider obligations included in variable annuity products, as described above,

•	Interest rate swaps, futures and options are used to hedge portfolio duration and other interest rate risks to which the Company is exposed,

•	Cross-currency swaps and futures are used to hedge foreign currency-denominated assets and liabilities, and

•	Credit default swaps are used to either buy or sell credit protection on a credit index or specific creditor.

Credit Risk Associated with Derivatives Transactions

The Company periodically evaluates the risks within the derivative portfolios due to credit exposure.  When evaluating this risk, the Company considers several factors which include, but are not limited to, the counterparty risk associated with derivative receivables, the Company’s own credit as it relates to derivative payables, the collateral thresholds associated with each counterparty, and changes in relevant market data in order to gain insight into the probability of default by the counterparty. In addition, the effect the Company’s exposure to credit risk could have on the effectiveness of the Company’s hedging relationships is considered.  As of December 31, 2010 and 2009, the impact of the exposure to credit risk on both the fair value measurement of derivative assets and liabilities and the effectiveness of the Company’s hedging relationships was immaterial.

As of December 31, 2010 and 2009, the Company had received $351 million and $532 million, respectively, of cash for derivative collateral, which is included in short-term investments.  The Company held no material securities as off-balance sheet collateral on derivative transactions as of December 31, 2010.  The Company held $32 million as off-balance sheet collateral on derivative transactions as of December 31, 2009.  As of December 31, 2010 and 2009, the Company had pledged fixed maturity securities with a fair value of $28 million and $56 million, respectively, as collateral to derivative counterparties.  There are no contingent features associated with the Company’s derivative instruments which would require additional collateral to be pledged to counterparties.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table presents the fair value of derivative instruments, location of the related instruments in the consolidated balance sheets and the related notional amounts of the derivative instruments as of the dates indicated:

	Derivative assets			Derivative liabilities
(in millions)	Balance sheet location	Fair value	Notional amount	Balance sheet location	Fair value	Notional amount

December 31, 2010
Derivatives designated as
hedging instruments:
Interest rate contracts	Other assets	$ 1	$ 78	Other liabilities	$ 37	$ 830
Cross-currency swaps	Other assets	26	132	Other liabilities	18	101
Total derivatives designated as
hedging instruments		$ 27	$ 210		$ 55	$ 931

Derivatives not designated as
hedging instruments:
Interest rate contracts	Other assets	556	10,944	Other liabilities	418	10,225
Cross-currency swaps	Other assets	30	210	Other liabilities	30	210
Credit default swaps	Other assets	1	20	Other liabilities	-	17
Total return swaps	Other assets	12	1,119	Other liabilities	23	1,053
Equity contracts	Other assets	212	2,484	Other liabilities	20	1,124
Embedded derivatives on guaranteed benefit annuity programs	N/A	-	N/A	Future policy benefits and claims	226	N/A
Total derivatives not designated
as hedging instruments		$ 811	$ 14,777		$ 717	$ 12,629

Total derivatives		$ 838	$ 14,987		$ 772	$ 13,560

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

	Derivative assets			Derivative liabilities
(in millions)	Balance sheet location	Fair value	Notional amount	Balance sheet location	Fair value	Notional amount

December 31, 2009
Derivatives designated as
hedging instruments:
Interest rate contracts	Other assets	$ 4	$ 86	Other liabilities	$ 69	$ 1,216
Cross-currency swaps	Other assets	34	93	Other liabilities	36	216
Total derivatives designated as
hedging instruments		$ 38	$ 179		$ 105	$ 1,432

Derivatives not designated as
hedging instruments:
Interest rate contracts	Other assets	409	7,457	Other liabilities	239	5,162
Cross-currency swaps	Other assets	49	211	Other liabilities	49	210
Credit default swaps	Other assets	1	29	Other liabilities	3	82
Total return swaps	Other assets	1	85	Other liabilities	8	556
Equity contracts	Other assets	331	2,505	Other liabilities	10	996
Embedded derivatives on guaranteed benefit annuity programs	N/A	-	-	Future policy benefits and claims	311	N/A
Other embedded derivatives	N/A	-	-	Other liabilities	2	N/A
Total derivatives not designated
as hedging instruments		$ 791	$ 10,287		$ 622	$ 7,006

Total derivatives		$ 829	$ 10,466		$ 727	$ 8,438

The following table presents the gains (losses) for derivative instruments designated and qualifying as hedging instruments in fair value hedges and the location of these instruments in the consolidated financial statements for the years ended December 31:

(in millions)		2010 1	2009 1

Derivatives in fair value hedging relationships:
Interest rate contracts2	Net realized investment gains (losses)	$ 7	$ 25
Cross-currency swaps2	Net realized investment gains (losses)	1	(2)
Total		$ 8	$ 23

Underlying fair value hedge relationships:
Interest rate contracts	Net realized investment gains (losses)	$ (12)	$ (35)
Cross-currency swaps	Net realized investment gains (losses)	(3)	2
Total		$ (15)	$ (33)
__________
1	Includes $6 million and $8 million of cash paid in the termination of fair value hedging instruments for the years ended December 31, 2010 and 2009, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

2	Excludes $30 million and $37 million of periodic settlements on interest rate contracts which are recorded in net investment income for the years ended December 31, 2010 and 2009, respectively.

The following table present the gains (losses) for derivative instruments designated and qualifying as hedging instruments in cash flow hedges recognized in AOCI in the consolidated financial statements for the years ended December 31,:

(in millions)	2010	2009

Derivatives in cash flow hedging relationships:
Interest rate contracts	$ 5	$ 12
Cross-currency swaps	(2)	(4)
Currency contracts	22	(19)
Other embedded derivatives	-	(12)
Total	$ 25	$ (23)

The following table presents the gains (losses) for derivative instruments designated and qualifying as hedging instruments in cash flow hedges reclassified from AOCI into income and the location of these instruments in the consolidated financial statements for the years ended December 31:

(in millions)		2010	2009

Derivatives in cash flow hedging relationships:
Interest rate contracts	Interest credited to policyholder accounts	$ -	$ (4)
Cross-currency swaps	Net realized investment gains (losses)	-	(11)
Currency contracts	Net realized investment gains (losses)	(2)	(4)
Total		$ (2)	$ (19)

The following table presents the realized gains (losses) for derivative instruments designated and qualifying as hedging instruments in cash flow hedges recognized in income and the location of these instruments in the consolidated financial statements for the years ended December 31:

(in millions)		2010	2009

Derivatives in cash flow hedging relationships:
Cross-currency swaps	Net realized investment gains (losses)	$ -	$ (1)
Credit default swaps	Net realized investment gains (losses)	-	(3)
Total 1,2,3		$ -	$ (4)

__________
1	Ineffective portion and amounts excluded from the measurement of ineffectiveness.
2
Excludes $2 million of periodic settlements in interest rate contracts which are recorded in net investment income for the year ended December 31, 2010.  Periodic settlements in interest rate contracts for the year ended December 31, 2009 were immaterial.

3
No cash was paid in the termination of cash flow hedging instruments for the year ended December 31, 2010. Includes $17 million of cash received in the termination of cash flow hedging instruments for the year ended December 31, 2009.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table presents the gains (losses) for derivative instruments not designated and qualifying as hedging instruments recognized in income and the location of these instruments in the consolidated financial statements for the years ended December 31:

(in millions)		2010	2009

Derivatives not designated as hedging instruments:
Interest rate contracts	Net realized investment gains (losses)	$ (39)	$ (197)
Cross-currency swaps	Net realized investment gains (losses)	-	3
Credit default swaps	Net realized investment gains (losses)	(5)	8
Equity total return swaps	Net realized investment gains (losses)	(136)	7
Equity contracts	Net realized investment gains (losses)	(389)	(739)
Embedded derivatives on guaranteed
benefit annuity programs	Net realized investment gains (losses)	98	1,432
Other embedded derivatives	Net realized investment gains (losses)	(2)	3
Total		$ (473)	$ 517

The previous tables exclude $16 million and $(151) million of net interest settlements on all derivative instruments and $94 million and $63 million of other revenue related to guaranteed benefits on annuities that are also recorded in net realized investment gains (losses) for the year ended December 31, 2010 and 2009, respectively. The previous tables exclude $13 million in losses relating to foreign denominated cash balances for the year ended December 31, 2010, compared to an immaterial balance for the year ended December 31, 2009.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

Credit Derivatives

The Company had exposure to credit protection contracts as of the years ended December 31, 2010, 2009 and 2008 and experienced credit event losses of $8 million in 2010, no credit losses in  2009 and credit event losses of $19 million in 2008 on such contracts.  The following table presents the Company’s outstanding exposure to credit protection contracts, all of which are related to corporate debt instruments, as of the dates indicated, by contract maturity and industry exposure:

	Less than or equal to one year		One to three years		Three to five years		Total
	Maximum	Estimated	Maximum	Estimated	Maximum	Estimated	Maximum	Estimated
	potential	fair	potential	fair	potential	fair	potential	fair
(in millions)	risk	value	risk	value	risk	value	risk	value

December 31, 2010
Single sector exposure:
Financial	$ 6	$ -	$ 3	$ -	$ -	$ -	$ 9	$ -
Services	-	-	10	1	-	-	10	1
Total	$ 6	$ -	$ 13	$ 1	$ -	$ -	$ 19	$ 1

December 31, 2009
Single sector exposure:
Financial	$ 35	$ (3)	$ 9	$ -	$ -	$ -	$ 44	$ (3)
Oil & gas pipelines	15	-	-	-	-	-	15	-
Services	-	-	-	-	10	-	10	-
Total	$ 50	$ (3)	$ 9	$ -	$ 10	$ -	$ 69	$ (3)

In addition, the Company invests in certain structured securities that contain embedded credit derivatives.  These securities are referred to as synthetic collateralized debt obligations and have maturity dates ranging from one to ten years.  The credit derivatives embedded in these securities have not been separated from their host contracts for separate fair value reporting, rather, the Company elected to carry the entire security at fair value with any changes in fair value included in earnings.  Effective July 1, 2010, these securities had a fair value of $35 million and were transferred from available-for-sale securities to trading securities.  At December 31, 2010, the fair value of synthetic collateralized debt obligations, including the embedded credit derivatives, was $45 million.  The fair value represents the maximum future potential loss that could be incurred by the Company as there is no future payment obligation associated with these investments.  Additionally, there are no recourse provisions related to these investments that would enable the Company to recover any losses on these securities from third parties.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

(7)   Deferred Policy Acquisition Costs

During the second quarter of 2010, the Company conducted its annual comprehensive review of model assumptions used to project DAC and other related balances, including sales inducement assets, VOBA and unearned revenue reserves.  The review covered all assumptions including mortality, lapses, expenses and general and separate account returns.  As a result of this review, certain assumptions were unlocked (DAC unlock).  The unlocked assumptions primarily related to lapse assumptions in the Individual Investment segment, market performance assumptions in the Retirement Plans segment, and mortality, lapse and market performance assumptions in the Individual Protection segment.

The pre-tax positive (negative) impact on the Company’s assets and liabilities as a result of the unlocking of assumptions during the year ended December 31, 2010 was as follows:

(in millions)	DAC	VOBA	Unearned Revenue Reserves	Sales Inducement Assets	Total

Segment:
Individual Investments	$ 4	$ -	$ -	$ -	$ 4
Retirement Plans	7	-	-	-	7
Individual Protection	(22)	13	1	-	(8)
Total	$ (11)	$ 13	$ 1	$ -	$ 3

During the fourth quarter of 2009, the Company’s recorded balance of individual variable annuity DAC fell outside the Company’s preset parameters for the prescribed period, which primarily was driven by the continued market recovery and favorable market performance compared to assumed net separate account returns.  Accordingly, the Company recalculated DAC using revised best estimate assumptions, which resulted in an increase in DAC and other related balances, including sales inducement assets, and a decrease in DAC amortization and other related balances of $219 million pre-tax in the Individual Investments segment.  The Company used the reversion to the mean process with the anchor date that was reset during 2007.  The Company evaluated the assumed separate account performance level over the next three years and determined that the assumptions inherent in the reversion period were reasonable.  The annual net separate account growth rate for the mean reversion period is 15%, the maximum rate under the Company’s parameters.

During the second quarter of 2009, the Company conducted its annual comprehensive review of model assumptions used to project DAC and other related balances, including sales inducement assets, VOBA and unearned revenue reserves.  The unlocked assumptions primarily related to lower expected investment spreads and separate account returns across all segments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The pre-tax positive (negative) impact on the Company’s assets and liabilities as a result of the unlocking of assumptions during the year ended December 31, 2009 was as follows:

(in millions)	DAC	VOBA	Unearned Revenue Reserves	Sales Inducement Assets	Total

Segment:
Individual Investments	$ 192	$ -	$ -	$ 11	$ 203
Retirement Plans	(8)	-	-	-	(8)
Individual Protection	(44)	(13)	10	-	(47)
Total	$ 140	$ (13)	$ 10	$ 11	$ 148

During the fourth quarter of 2008, the Company’s recorded balance of individual variable annuity DAC fell outside the Company’s preset parameters, which primarily was driven by continued unfavorable market performance compared to assumed net separate account returns.  Management made a determination that it was not reasonably possible to get back within the preset parameters during the remaining prescribed period.  Accordingly, the Company recalculated DAC using revised best estimate assumptions, which resulted in a decrease in DAC and an increase in DAC amortization and other related balances of $243 million pre-tax in the Individual Investments segment.  The Company used the reversion to the mean process with the anchor date that was reset during 2007.  The Company evaluated the assumed separate account performance level over the next three years and determined that the assumptions inherent in the reversion period were reasonable.  The annual net separate account growth rate for the mean reversion period is 15%, the maximum rate under the Company’s parameters.

During the third quarter of 2008, the Company’s recorded balance of individual variable annuity DAC fell outside the Company’s preset parameters for the prescribed period, which primarily was driven by unfavorable market performance compared to the assumed net separate account returns.  Accordingly, the Company recalculated DAC using revised best estimate assumptions, which resulted in a decrease in DAC and an increase in DAC amortization and other related balances totaling $177 million pre-tax in the Individual Investments segment.

At the end of the second quarter of 2008, the Company determined as part of its comprehensive annual study of assumptions that certain assumptions should be unlocked.  The unlocked assumptions primarily related to lapse and spread assumptions in the Individual Investments segment, the assumed growth rate on deposits per contract in the Retirement Plans segment, and mortality and lapse assumptions in the Individual Protection segment.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The pre-tax positive (negative) impact on the Company’s assets and liabilities as a result of the unlocking of these assumptions during the year ended December 31, 2008 was as follows:

(in millions)	DAC	VOBA	Unearned Revenue Reserves	Sales Inducement Assets	Total

Segment:
Individual Investments	$ (429)	$ (3)	$ -	$ (1)	(433)
Retirement Plans	(2)	-	-	-	(2)
Individual Protection	(3)	8	3	-	8
Total	$ (434)	$ 5	$ 3	$ (1)	$ (427)

The following table presents a reconciliation of DAC for the years ended December 31:

	December 31,	December 31,
(in millions)	2010	2009

Balance at beginning of period	$ 3,983	$ 4,524
Capitalization of DAC	634	513
Amortization of DAC, excluding unlocks	(385)	(606)
Amortization of DAC related to unlocks	(11)	140
Adjustments to DAC related to unrealized gains and losses on securities available-for-sale and other
	(248)	(588)
Balance at end of period	$ 3,973	$ 3,983

(8)	Value of Business Acquired and Other Intangible Assets

The following table presents a reconciliation of VOBA for the years ended December 31:

(in millions)	2010	2009

Balance at beginning of period	$ 277	$ 334
Amortization of VOBA	(20)	(49)
Net realized losses on investments	1	1
Subtotal	$ 258	$ 286
Change in unrealized gain (loss) on available-for-sale securities	1	(9)
Balance at end of period	$ 259	$ 277

Interest on the unamortized VOBA balance (at interest rates ranging from 4.50% to 7.56%) is included in amortization and was $18 million, $20 million and $22 million during the years ended December 31, 2010, 2009 and 2008, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table summarizes intangible assets as of December 31:

		2010		2009
	Initial	Gross		Gross
	useful	carrying	Accumulated	carrying	Accumulated
(in millions)	life1	amount	amortization	amount	amortization

Amortizing:
VOBA	28 years	$ 595	$ 336	$ 595	$ 318
Total intangible assets		$ 595	$ 336	$ 595	$ 318

__________

1	The initial useful life was based on applicable assumptions. Actual periods are subject to revision based on variances from assumptions and other relevant factors.

During 2009, the Company recorded a $5 million pre-tax impairment charge on intangible assets associated with the NFN retirement services distribution channel.

During 2009, the Company fully amortized intangible assets related to NLICA and NLACA state insurance licenses, which resulted in an $8 million pre-tax charge.  The state insurance licenses had indefinite useful lives and were not previously amortized.  Due to the merger with NLIC and NLAIC, respectively, on December 31, 2009, the NLICA and NLACA state insurance licenses were no longer required as the surviving entities had the required state insurance licenses to conduct business on existing NLICA and NLACA products.  The Company surrendered the state insurance licenses back to each state.  See Note 1 for a description of the merger transaction between these entities.

During 2008, the Company recorded a $20 million pre-tax impairment charge on career agency force and independent agency force intangible assets associated with its plan to exit the NFN professional consulting group sales channel and selling arrangement changes for the independent agency force.

The Company’s annual impairment testing performed did not result in material impairment losses on intangible assets during 2010, 2009 and 2008.

Based on current assumptions, which are subject to change, the following table summarizes estimated amortization for the next five years ended December 31:

(in millions)	VOBA

2011	$ 23
2012	$ 21
2013	$ 19
2014	$ 15
2015	$ 13

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

(9)	Goodwill

The following table summarizes changes in the carrying value of goodwill by segment for the years indicated:

	Retirement	Individual
(in millions)	Plans	Protection	Total
Balance as of December 31, 2008	$ 25	$ 175	$ 200
Adjustments	-	-	-
Balance as of December 31, 2009	$ 25	$ 175	$ 200
Adjustments	-	-	-
Balance as of December 31, 2010	$ 25	$ 175	$ 200

The Company’s annual impairment testing did not result in any impairment on existing goodwill during 2010 and 2009, respectively.  As of the 2010 and 2009 annual impairment testing, the fair value of the reporting units with goodwill was in excess of the carrying value.  The goodwill balances as of December 31, 2010 and 2009 have not been previously impaired.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

(10) Closed Block

The amounts shown in the following tables for assets, liabilities, revenues and expenses of the closed block are those that enter into the determination of amounts that are to be paid to policyholders.

The following table summarizes financial information for the closed block as of December 31:

(in millions)	2010	2009

Liabilities:
Future policyholder benefits	$ 1,794	$ 1,818
Policyholder funds and accumulated dividends	143	143
Policyholder dividends payable	28	29
Policyholder dividend obligation	121	49
Other policy obligations and liabilities	13	13
Total liabilities	$ 2,099	$ 2,052

Assets:
Fixed maturity securities available-for-sale, at estimated fair value	$ 1,312	$ 1,236
Mortgage loans	224	263
Policy loans	186	191
Other assets	162	135
Total assets	$ 1,884	$ 1,825
Excess of reported liabilities over assets	215	227

Portion of above representing other comprehensive income:
Increase in unrealized gain on fixed maturity securities available-for-sale	$ 73	$ 91
Adjustment to policyholder dividend obligation	(73)	(91)
Total	$ -	$ -

Maximum future earnings to be recognized from assets and liabilities	$ 215	$ 227

Other comprehensive income:
Fixed maturity securities available-for-sale:
Fair value	$ 1,312	$ 1,236
Amortized cost	1,222	1,253
Shadow policyholder dividend obligation	(90)	(17)
Net unrealized appreciation	$ -	$ -

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table summarizes closed block operations for the years ended December 31:

(in millions)	2010	2009	2008

Revenues:
Premiums	$ 83	$ 90	$ 93
Net investment income	101	106	109
Realized investment (losses) gains	(3)	2	(41)
Realized (losses) gains credited to to policyholder benefit obligation	(1)	(7)	37
Total revenues	$ 180	$ 191	$ 198

Benefits and expenses:
Policy and contract benefits	$ 131	$ 133	$ 131
Change in future policyholder benefits and interest credited to
policyholder accounts	(23)	(24)	(17)
Policyholder dividends	56	59	63
Change in policyholder dividend obligation	(3)	4	3
Other expenses	1	1	1
Total benefits and expenses	$ 162	$ 173	$ 181

Total revenues, net of benefits and expenses, before federal income
tax expense	$ 18	$ 18	$ 17
Federal income tax expense	6	6	6
Revenues, net of benefits and expenses and federal income tax
expense	$ 12	$ 12	$ 11

Maximum future earnings from assets and liabilities:
Beginning of period	$ 227	$ 239	$ 250
Change during period	(12)	(12)	(11)
End of period	$ 215	$ 227	$ 239

Cumulative closed block earnings from inception through December 31, 2010 and 2009 were higher than expected as determined in the actuarial calculation.  Therefore, policyholder dividend obligations (excluding the adjustment for unrealized gains on available-for-sale securities) were $31 million and $32 million as of December 31, 2010 and 2009, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

(11) Variable Contracts

The Company issues variable annuity contracts through its separate accounts, for which investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contractholder.  The Company also provides various forms of guarantees to benefit the related contractholders.  The Company provides five primary guarantee types of variable annuity contracts: (1) guaranteed minimum death benefits (GMDB); (2) GMAB; (3) guaranteed minimum income benefits (GMIB); (4) GLWB; and (5) a hybrid guarantee with GMAB and GLWB.

The GMDB provides a specified minimum return upon death.  Many of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse.  The survivor has the option to terminate the contract or continue it and have the death benefit paid into the contract and a second death benefit paid upon the survivor’s death.  The Company has offered six primary GMDB types:

•
Return of premium – provides the greater of account value or total deposits made to the contract less any partial withdrawals and assessments, which is referred to as “net premiums.”  There are two variations of this benefit.  In general, there is no lock in age for this benefit.  However, for some contracts the GMDB reverts to the account value at a specified age, typically age 75.

•
Reset – provides the greater of a return of premium death benefit or the most recent five-year anniversary (prior to lock-in age) account value adjusted for withdrawals.  For most contracts, this GMDB locks in at age 86 or 90, and for others the GMDB reverts to the account value at age 75, 85, 86 or 90.

•
Ratchet – provides the greater of a return of premium death benefit or the highest specified “anniversary” account value (prior to age 86) adjusted for withdrawals.  Currently, there are three versions of ratchet, with the difference based on the definition of anniversary:  monthaversary – evaluated monthly; annual – evaluated annually; and five-year – evaluated every fifth year.

•
Rollup – provides the greater of a return of premium death benefit or premiums adjusted for withdrawals accumulated at generally 5% simple interest up to the earlier of age 86 or 200% of adjusted premiums.  There are two variations of this benefit: for certain contracts, this GMDB locks in at age 86, and for others the GMDB reverts to the account value at age 75.

•	Combo – provides the greater of annual ratchet death benefit or rollup death benefit. This benefit locks in at either age 81 or 86.
•
Earnings enhancement – provides an enhancement to the death benefit that is a specified percentage of the adjusted earnings accumulated on the contract at the date of death.  There are two versions of this benefit:  (1) the benefit expires at age 86, and a credit of 4% of account value is deposited into the contract; and (2) the benefit does not have an end age, but has a cap on the payout and is paid upon the first death in a spousal situation.  Both benefits have age limitations.  This benefit is paid in addition to any other death benefits paid under the contract.

The GMAB, offered in the Company’s Capital Preservation Plus contract rider, is a living benefit that provides the contractholder with a guaranteed return of premium, adjusted proportionately for withdrawals, after a specified time period (5, 7 or 10 years) selected by the contractholder at the issuance of the variable annuity contract.  In some cases, the contractholder also has the option, after a specified time period, to drop the rider and continue the variable annuity contract without the GMAB.  In general, the GMAB requires a minimum allocation to guaranteed term options or adherence to limitations required by an approved asset allocation strategy.

The GLWB, offered in the Company’s L.inc, is a living benefit that provides for enhanced retirement income security without the liquidity loss associated with annuitization.  The withdrawal rates vary based on the age when withdrawals begin and are applied to a benefit base to determine the guaranteed lifetime income amount available to a contractholder.  The benefit base is equal to the variable annuity premium at contract issuance and may increase as a result of a ratchet feature that is driven by account performance and a roll-up feature that is driven by policy duration.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The GMIB is a living benefit that provides the contractholder with a guaranteed annuitization value.  The GMIB types are:

•	Ratchet – provides an annuitization value equal to the greater of account value, net premiums or the highest one-year anniversary account value (prior to age 86) adjusted for withdrawals.
•
Rollup – provides an annuitization value equal to the greater of account value and premiums adjusted for withdrawals accumulated at 5% compound interest up to the earlier of age 86 or 200% of adjusted premiums.

•	Combo – provides an annuitization value equal to the greater of account value, ratchet GMIB benefit or rollup GMIB benefit.

In January 2009, the Company simplified its living benefit guarantees and only offer L.inc on new GLWB sales.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

All GMAB contracts with the hybrid GMAB/GLWB rider are included with GMAB contracts in the following tables.  The following table summarizes the account values and net amount at risk, net of reinsurance, for variable annuity contracts with guarantees invested in both general and separate accounts as of December 31 (a contract may contain multiple guarantees):

	2010					2009
	General	Separate	Total	Net	Wtd. avg.	General	Separate	Total	Net	Wtd. avg.
	account	account	account	amount	attained	account	account	account	amount	attained
(in millions)	value	value	value	at risk1	age	value	value	value	at risk1	age

GMDB:
Return of premium	$ 832	$ 8,039	$ 8,871	$ 39	62	$ 729	$ 5,860	$ 6,589	$ 100	61
Reset	1,366	13,242	14,608	305	65	1,622	12,406	14,028	900	64
Ratchet	1,018	15,733	16,751	761	68	1,181	13,836	15,017	1,772	67
Rollup	35	264	299	13	73	42	259	301	18	73
Combo	185	1,731	1,916	192	69	229	1,577	1,806	325	69
Subtotal	$ 3,436	$ 39,009	$ 42,445	$ 1,310	66	$ 3,803	$ 33,938	$ 37,741	$ 3,115	65
Earnings enhancement	25	403	428	29	64	17	373	390	19	64
Total - GMDB	$ 3,461	$ 39,412	$ 42,873	$ 1,339	66	$ 3,820	$ 34,311	$ 38,131	$ 3,134	65

GMAB2:
5 Year	$ 167	$ 2,507	$ 2,674	$ 43	N/A	$ 383	$ 2,640	$ 3,023	$ 172	N/A
7 Year	323	2,192	2,515	52	N/A	394	2,152	2,546	180	N/A
10 Year	68	695	763	13	N/A	70	684	754	39	N/A
Total - GMAB	$ 558	$ 5,394	$ 5,952	$ 108	N/A	$ 847	$ 5,476	$ 6,323	$ 391	N/A

GMIB3:
Ratchet	$ 14	$ 220	$ 234	$ -	N/A	$ 16	$ 242	$ 258	$ -	N/A
Rollup	41	514	555	1	N/A	47	626	673	-	N/A
Total - GMIB	$ 55	$ 734	$ 789	$ 1	N/A	$ 63	$ 868	$ 931	$ -	N/A

GLWB:
L.inc	$ 287	$ 12,030	$ 12,317	$ 430	N/A	$ 230	$ 7,057	$ 7,287	$ 67	N/A
Porfolio income insurance	-	42	42	-	N/A	-	20	20	-	N/A
Total - GLWB	$ 287	$ 12,072	$ 12,359	$ 430	N/A	$ 230	$ 7,077	$ 7,307	$ 67	N/A

__________
1
Net amount at risk is calculated on a seriatim basis and equals the respective guaranteed benefit less the account value (or zero if the account value exceeds the guaranteed benefit).  As it relates to GMIB, net amount at risk is calculated as if all policies were eligible to annuitize immediately, although all GMIB options have a waiting period of at least 7 years from issuance.

2	GMAB contracts with the hybrid GMAB/GLWB rider had account values of $5.2 billion and $5.3 billion as of December 31, 2010 and 2009, respectively.
3	The weighted average period remaining until expected annuitization is not meaningful and has not been presented because there is currently no material GMIB exposure.

Net amount at risk is highly sensitive to changes in financial market movements.  See Note 6 for a discussion of the Company’s risk management practices with respect to financial market exposure.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table summarizes account balances of deferred variable annuity and variable single premium immediate annuity contracts that were invested in separate accounts as of December 31:

(in millions)	2010	2009

Mutual funds:
Bond	$ 4,889	$ 4,920
Domestic equity	29,987	24,599
International equity	2,985	3,047
Total mutual funds	$ 37,861	$ 32,566
Money market funds	1,254	1,473
Total	$ 39,115	$ 34,039

The following table summarizes the reserve balances, net of reinsurance, for variable annuity contracts with guarantees as of December 31:

(in millions)	2010	2009

Living benefit riders	$ 168	$ 266
GMDB	$ 46	$ 67
GMIB	$ 2	$ 3

The Company’s GMAB and GLWB living benefit riders represent an embedded derivative in a variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract.  The embedded derivatives are carried at fair value.  Subsequent changes in the fair value of the embedded derivatives are recognized in earnings as a component of net realized investment gains and losses.  The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions.  Projections of cash flows inherent in the valuation of the embedded derivative incorporate numerous assumptions including, but not limited to, expectations of contractholder persistency, contractholder withdrawal patterns, risk neutral market returns, correlations of market returns and market return volatility.  As of December 31, 2010 and December 31, 2009, the net balance of the embedded derivatives for living benefits was a liability of $168 million and a liability of $266 million, respectively. The GLWB component of living benefit riders was immaterial in 2010 and 2009, respectively.

The Company’s incurred and paid amounts for living benefit features were immaterial for the years ended December 31, 2010 and 2009.  The Company does not expect any meaningful level of claims under the living benefit features for several years and believes the impact of claims is expected to be mitigated by its economic hedging program.

During the year ended December 31, 2010, the Company recorded net realized investment losses on living benefits embedded derivatives and related economic hedging activity of $155 million compared to net realized investments gains of $414 million as of December 31, 2009.

The losses recorded during the year ended December 31, 2010 were comprised of $192 million of net realized investment gains on living benefit embedded derivative liabilities and $347 million of related economic hedging losses.  The net realized investment losses were primarily driven by market volatility in the second quarter and mortality and withdrawal assumption updates.  Net realized investment losses on living benefit embedded derivatives resulted in lower amortization of DAC of $63 million during the year ended December 31, 2010.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The gains recorded in 2009 were comprised of $1.5 billion of net realized investment gains on living benefit embedded derivative liabilities and $1.1 billion of related economic hedging losses.  The net realized investment gains on living benefit embedded derivatives primarily resulted from higher interest rates on living benefit embedded derivatives, lower volatility assumptions and an increase to the nonperformance component of the discount rate.  The net realized gains resulted in higher amortization of DAC of $284 million during the year ended December 31, 2009.

The Company’s GMDB claim reserves are determined by estimating the expected value of death benefits on contracts that trigger a policy benefit and recognizing the excess ratably over the accumulation period based on total expected assessments.  GMIB claim reserves are determined each period by estimating the expected value of annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total assessments.  The Company regularly evaluates its GMDB and GMIB claim reserve estimates and adjusts the additional liability balances as appropriate, with a related charge or credit to other benefits and claims in the period of evaluation if actual experience or other evidence suggests that earlier assumptions should be revised.  The assumptions used in calculating GMIB claim reserves are consistent with those used for calculating GMDB claim reserves.  In addition, the calculation of GMIB claim reserves assumes benefit utilization ranges from a low of 3% when the contractholder’s annuitization value is at least 10% in the money to 100% utilization when the contractholder is 90% or more in the money.

The Company’s incurred and paid amounts for GMDBs were $62 million for the year ended December 31, 2010 compared to $132 million for the year ended December 31, 2009.

The following assumptions and methodologies were used to determine the GMDB claim reserves as of December 31, 2010 and 2009:

•	Data used was based on a combination of historical numbers and future projections generally involving 250 probabilistically generated economic scenarios
•	Mean gross equity performance –10.4%
•	Equity volatility –18.0%
•	Mortality – 84% of Annuity 2000 Basic table for males, 93% for females as of December 31, 2010; and 91% of Annuity 2000 Basic table for males, 101% for females as of December 31, 2009
•	Asset fees – equivalent to mutual fund and product loads
•	Discount rate – approximately 7.0%

Lapse rate assumptions vary by duration as shown below:

Duration (years)	1	2	3	4	5	6	7	8	9	10+

Minimum	1.0%	2.0%	2.5%	3.0%	5.0%	6.0%	7.0%	7.0%	10.0%	10.0%
Maximum	3.5%	2.0%	4.0%	4.5%	35.0%	40.0%	18.5%	32.5%	32.5%	18.5%

The Company’s incurred and paid amounts for GMIBs were $3 million and $7 million for the years ended December 31, 2010 and 2009.

The Company did not transfer assets from the general account to the separate account to cover guarantees for any of its variable annuity contracts during the years ended December 31, 2010 and 2009.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table summarizes account balances of variable universal life insurance contracts that were invested in separate accounts as of December 31:

(in millions)	2010	2009

Mutual funds:
Bond	$ 475	$ 453
Domestic equity	3,267	2,996
International equity	452	417
Total mutual funds	$ 4,194	$ 3,866
Money market funds	203	257
Total	$ 4,397	$ 4,123

(12)	Short-Term Debt

The following table summarizes outstanding short-term debt as of December 31:

[Missing Graphic Reference]
In May 2010, NMIC, NFS, and NLIC entered into a $600 million revolving credit facility.  The new facility matures in May 2011, with an option to convert the outstanding balances into a one-year term loan.  NMIC will guarantee all borrowings under the agreement.  The credit may be used for general corporate purposes.  The borrower has the ability to draw funds at a variable rate based on the Eurodollar rate.  The facility contains financial covenants that require NMIC to maintain a statutory surplus in excess of $7.1 billion and the debt is not to exceed 30% of statutory surplus, both figures determined as of the end of each fiscal quarter.  A breach of these and other named covenants will impact the availability of the line for the other borrowers and may accelerate payment. NLIC had no amounts outstanding under this agreement as of December 31, 2010.

In June 2010, NLIC entered into an agreement reducing the commercial paper program from $800 million to $600 million. The rating agency guidelines recommend that NLIC maintain minimum liquidity backup, which includes cash and liquid assets as well as committed bank lines, equal to 50% of any amounts outstanding under the commercial paper program.  Therefore, availability under the aggregate $600 million credit facility is reduced by the amount outstanding in excess of available cash and liquid assets.  NLIC had $300 million of commercial paper outstanding at December 31, 2010 at a weighted average interest rate of 0.35% and $150 million outstanding at December 31, 2009 at a weighted average interest rate of 0.29%.

The Company has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program.  This is an uncommitted facility contingent on the liquidity of the securities lending program.  The borrowing facility was established to fund commercial mortgage loans that were originated with the intent of sale through securitization.  The maximum amount available under the agreement is $350 million.  The borrowing rate on this program is equal to one-month U.S. London Interbank Offered Rate (LIBOR).  The Company had no amounts outstanding under this agreement as of December 31, 2010 and 2009.

The Company paid immaterial interest on short-term debt in 2010, compared to $1 million and $8 million in 2009 and 2008, respectively.
.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

(13) Long-Term Debt

The following table summarizes surplus notes payable to affiliates as of December 31:

(in millions)	2010	2009

8.15% surplus note, due June 27, 2032	$ 300	$ 300
7.50% surplus note, due December 17, 2031	300	300
6.75% surplus note, due December 23, 2033	100	100
Variable funding surplus note, due December 31, 2040	272	-
Other	6	6
Total long-term debt	$ 978	$ 706

On December 31, 2010, Olentangy Reinsurance, LLC, a special purpose financial captive insurance subsidiary of NLAIC, issued a variable funding surplus note to Nationwide Corporation, a majority-owned subsidiary of NMIC.  The note is redeemable in full or partial amount at any time subject to proper notice and approval.  A redemption premium shall be payable if the note is redeemed on or prior to the third anniversary date of the note’s issuance.  The note will mature in full on December 31, 2040.  The note bears interest at the rate of three-month U.S. LIBOR plus 2.80% payable quarterly.  Olentangy Reinsurance, LLC agrees to draw down or reduce principal amounts in accordance with the terms outlined in the purchase agreement.  The maximum amount outstanding under the agreement is $313 million in 2015.  As of December 31, 2010, the principal amount outstanding was $272 million.

The Company made interest payments to NFS on surplus notes totaling $54 million in 2010, 2009 and 2008.  Payments of interest and principal under the notes require the prior approval of the ODI.

(14)	Federal Income Taxes

The following table summarizes the federal income tax expense (benefit) attributable to income (loss) from continuing operations for the years ended December 31:

(in millions)	2010	2009	2008

Current	$ (91)	$ 165	$ (131)
Deferred	115	(117)	(403)
Federal income tax expense (benefit)	$ 24	$ 48	$ (534)

Total federal income tax expense (benefit) differs from the amount computed by applying the U.S. federal income tax rate to income (loss) from continuing operations before federal income tax expense (benefit) as follows for the years ended December 31:

	2010		2009		2008
(in millions)	Amount	%	Amount	%	Amount	%

Computed tax expense (benefit)	$ 71	35	$ 107	35	$ (497)	35
DRD	(50)	(25)	(56)	(18)	(42)	3
Impact of noncontrolling interest	21	10	18	6	25	(2)
Tax credits	(27)	(13)	(21)	(7)	(26)	2
Other, net	9	5	-	-	6	-
Total	$ 24	12	$ 48	16	$ (534)	38

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

Total federal income taxes refunded were $35 million, $59 million, and $41 million during the years ended December 31, 2010, 2009 and 2008, respectively.

During 2010, there were no material federal income tax expense adjustments.

During 2009, the Company recorded $9 million of net federal income tax expense adjustments primarily related to differences between the 2008 estimated tax liability and the amounts reported on the Company’s 2008 tax returns.  These changes in estimates primarily were driven by the Company’s separate account dividends received deduction (DRD) and foreign tax credit.

During 2008, the Company refined its separate account DRD calculation and estimation process.  As a result, the Company reduced its third quarter separate account DRD projection from a federal income tax benefit of $14 million to a $4 million benefit.  This reduction in estimate primarily was driven by the assumptions used in the estimation process regarding future dividend income within the separate accounts.  The assumptions used in the separate account DRD calculation are based on the Company’s best estimate of future events.

In addition, during 2008, the Company recorded $12 million of net federal income tax expense adjustments primarily related to differences between the 2007 estimated tax liability and the amounts expected to be reported on the Company’s 2007 tax returns when filed.  These changes in estimates primarily were driven by the Company’s separate account DRD.

As of December 31, 2010, the Company has capital loss carryforwards of $507 million, which expire between 2011 and 2015. In addition, the Company has $67 million in low income housing credit carryforwards, which expire between 2025 and 2030, $5 million in foreign tax credit carryforwards, which will expire in 2020 and $73 million in Alternative Minimum Tax credit carryforwards, which have an unlimited carryforward. The Company expects to fully utilize all carryforwards.

The following table summarizes the tax effects of temporary differences that give rise to significant components of the net deferred tax (liability) asset as of December 31:

(in millions)	2010	2009

Deferred tax assets:
Future policy benefits and claims	$ 1,030	$ 1,109
Derivatives	27	63
Capital loss carryforward	178	103
Tax credit carryforwards	145	23
Other	236	195
Gross deferred tax assets	$ 1,616	$ 1,493
Less valuation allowance	(24)	(24)
Deferred tax assets, net of valuation allowance	$ 1,592	$ 1,469

Deferred tax liabilities:
Deferred policy acquisition costs	$ (1,071)	$ (1,084)
Securities available-for-sale	(670)	(168)
Value of business acquired	(89)	(96)
Other	(150)	(96)
Gross deferred tax liabilities	$ (1,980)	$ (1,444)
Net deferred tax (liability) asset	$ (388)	$ 25

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized.  Valuation allowances are established when necessary to reduce the deferred tax assets to amounts expected to be realized.  Because it is more likely than not that certain deferred tax assets will not be realized, the Company established a valuation allowance of $24 million, $24 million and $24 million as of December 31, 2010, 2009 and 2008, respectively.  Based on management’s analysis, it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize the deferred tax assets for which the Company has not established valuation allowances.

The Company’s current federal income tax liability was $50 million and $109 million as of December 31, 2010 and 2009, respectively.

A rollforward of the beginning and ending uncertain tax positions, including permanent and temporary differences, but excluding interest and penalties, is as follows:

(in millions)	2010	2009

Balance at beginning of period	$ 95	$ 44
Additions for current year tax positions	18	37
Additions for prior years tax positions	19	15
Reductions for prior years tax positions	(13)	(1)
Balance at end of period	$ 119	$ 95

The total amount of unrecognized tax benefits that, if recognized, would impact the effective tax rate on December 31, 2010, is $47 million.

Interest expense and any associated penalties are shown as income tax expense. The Company incurred interest and penalties of $2 million during the year ended December 31, 2010 and an immaterial balance during the year ended December 31, 2009.  The Company had accrued $6 million and $4 million for the payment of interest and penalties at December 31, 2010 and 2009, respectively.

During 2010, the Company had an appeals conference with the Internal Revenue Service (IRS) with respect to our appeal of IRS audit adjustments for the years 2003 to 2005. Though the Company has not yet reached a final settlement with the IRS for these years, it is reasonably possible that this appeal will be resolved in whole or in part within 12 months. As a result, it is reasonably possible that our liability for unrecognized tax benefits could decrease within 12 months by approximately $15 million.

The Company files income tax returns in the U.S. federal jurisdiction and various state jurisdictions.  With few exceptions, the Company is no longer subject to U.S. federal, state or local income tax examinations by tax authorities for years through 2002. The IRS recently completed an audit of the Company’s tax years 2003 through 2005.  The statute remains open for these years as the Company completes the appeals process.  See “Tax Matters” in Note 19 for more information on the Company’s tax years 2003 through 2005 audit and the related appeals process.

(15)	Statutory Financial Information

Statutory Results

The Company and its life subsidiary are required to prepare statutory financial statements in conformity with the NAIC’s Accounting Practices and Procedures Manual, subject to any deviations prescribed or permitted by the applicable state department of insurance.  Statutory accounting practices focus on insurer solvency and differ from GAAP materially.  The principal differences include charging policy acquisition and certain sales inducement costs to expense as incurred, establishing future policy benefits and claims reserves using different actuarial assumptions, excluding certain assets from statutory admitted assets; and valuing investments and establishing deferred taxes on a different basis.  The following tables summarize the statutory net income (loss) and statutory capital and surplus for the Company and its primary insurance subsidiary for the years ended December 31:

(in millions)	2010	2009	2008
(unaudited)
Statutory net income (loss)
NLIC	$ 560	$ 397	$ (871)
NLAIC	$ (50)	$ (61)	$ (90)

Statutory capital and surplus
NLIC	$ 3,686	$ 3,130	$ 2,750
NLAIC	$ 287	$ 214	$ 123

On December 31, 2009, NLIC merged with its affiliate, NLICA, with NLIC as the surviving entity.  In addition, NLIC’s subsidiary, NLAIC, merged with a subsidiary of NLICA, NLACA, effective as of December 31, 2009, with NLAIC as the surviving entity.  See Note 2 for details on the accounting treatment of this transaction.

Dividend Restrictions (unaudited)

The payment of dividends by NLIC is subject to restrictions set forth in the insurance laws and regulations of the State of Ohio, its domiciliary state.  The State of Ohio insurance laws require Ohio-domiciled life insurance companies to seek prior regulatory approval to pay a dividend or distribution of cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding 12 months, exceeds the greater of (1) 10% of statutory-basis policyholders’ surplus as of the prior December 31 or (2) the statutory-basis net income of the insurer for the prior year.  NLIC’s statutory capital and surplus as of December 31, 2010 was $3.7 billion, and statutory net income for the year ended December 31, 2010 was $560 million.  During the year ended December 31, 2010, NLIC did not pay any dividends to NFS.  As of January 1, 2011, NLIC has the ability to pay dividends to NFS totaling $560 million upon providing prior notice to the ODI.

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend paid from other than earned surplus.  Earned surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets.  Additionally, following any dividend, an insurer’s policyholder surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs.  The payment of dividends by the Company may also be subject to restrictions set forth in the insurance laws of the state of New York that limit the amount of statutory profits on the Company’s participating policies (measured before dividends to policyholders) that can inure to the benefit of the Company and its stockholders.

The Company currently does not expect such regulatory requirements to impair its ability to pay operating expenses and dividends in the future.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

Regulatory Risk-Based Capital

The State of Ohio, where NLIC and NLAIC are domiciled, imposes minimum risk-based capital requirements that were developed by the NAIC.  The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk.  Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level risk-based capital, as defined by the NAIC.  Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action.  NLIC and NLAIC each exceeded the minimum risk-based capital requirements for all periods presented herein.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

(16)	Other Comprehensive Income

The Company’s other comprehensive income and loss includes net income (loss) and certain items that are reported directly within separate components of shareholder’s equity that are not recorded in net income.

The following table summarizes the Company’s other comprehensive gain (loss), before and after federal income tax expense (benefit), for the years ended December 31:

(in millions)	2010	2009	2008

Net unrealized gains (losses) on securities available-for-sale arising during the period:
Net unrealized gains (losses) before adjustments	$ 1,039	$ 2,374	$ (3,828)
Net non-credit gains	131	38	-
Net adjustment to DAC	(248)	(585)	529
Net adjustment to VOBA	1	(9)	8
Net adjustment to future policy benefits and claims	7	(27)	128
Net adjustment to policyholder dividend obligation	(73)	(91)	89
Related federal income tax (expense) benefit	(300)	(595)	1,076
Net unrealized gains (losses)	$ 557	$ 1,105	$ (1,998)

Reclassification adjustment for net realized losses on securities available-for-sale realized during the period:
Net unrealized losses	5	388	1,102
Related federal income tax benefit	(2)	(136)	(386)
Net losses realized on available-for-sale securities	$ 3	$ 252	$ 716

Other comprehensive gain (loss) on securities available-for-sale	$ 560	$ 1,357	$ (1,282)

Accumulated net holding gains (losses) on cash flow hedges:
Unrealized holding gains (losses)	27	(4)	17
Related federal income tax (expense) benefit	(9)	1	(6)
Other comprehensive income (loss) on cash flow hedges	$ 18	$ (3)	$ 11

Other unrealized (losses) gains:
Net unrealized (losses) gains	-	(14)	8
Related federal income tax benefit (expense)	-	5	(3)
Other net unrealized (losses) gains	$ -	$ (9)	$ 5

Unrecognized amounts on pension plans:
Net unrecognized amounts	-	-	(12)
Related federal income tax benefit	-	-	4
Other comprehensive loss on unrecognized pension amounts	$ -	$ -	$ (8)

Total other comprehensive income (loss)	$ 578	$ 1,345	$ (1,274)

The adjustments to DAC and VOBA represent the changes in amortization of DAC and VOBA that would have been required as a charge or credit to operations had such unrealized amounts been realized and allocated to the product lines.  The adjustment to future policy benefits and claims represents the increase in policy reserves from using a discount rate that would have been required had such unrealized amounts been realized and the proceeds reinvested at then current market interest rates, which were lower than the then current effective portfolio rate.

As of July 1, 2010, the adoption of FASB ASU 2010-11 resulted in a cumulative effect adjustment of $9 million, net of taxes, to retained earnings with a corresponding adjustment to AOCI, which is excluded from the table above.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The adoption of guidance impacting FASB ASC 320-10, Investments – Debt and Equity Securities during 2009 resulted in a cumulative-effect adjustment of $250 million, net of taxes, to reclassify the non-credit component of previously recognized other-than-temporary impairment losses from the beginning balance of retained earnings to AOCI, which is excluded from the table above.

Adjustments for net realized gains and losses on the ineffective portion of cash flow hedges were immaterial during the years ended December 31, 2010, 2009 and 2008.

(17)	Employee Benefit Plans

The Company and certain affiliated companies participate in a qualified defined benefit pension plan (the Nationwide Retirement Plan or the NRP), several non-qualified defined benefit supplemental executive retirement plans, postretirement benefit plans (life and health care), and the Nationwide Savings Plan 401(k), all sponsored by NMIC.  Effective January 30, 2008, NMIC merged the NLICA Retirement Plan into the NRP.

The NRP covers all employees of participating employers who have completed at least one year of service and who are at least 21 years of age. Plan assets are invested in a third-party trust and group annuity contracts issued by NLIC.  All participants are eligible for benefits based on an account balance formula.  However, participants hired prior to 2002 are eligible for benefits based on the highest average annual salary of a specified number of consecutive years of the last ten years of service, if such benefits are of greater value than the account balance feature.

Effective January 1, 2010, NMIC amended the NRP to eliminate the company-paid early retirement enhancement (an additional benefit for associates retiring between ages 55 and 65), which is part of the final average pay formula and to stop pay credits under the account balance formula for participants eligible for the account balance formula.  An affected associate’s benefits, however, will not be less than the NRP benefit he or she accrued as of December 31, 2009, under the greater of the final average pay formula or the account balance formula.

The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work benefits the Company.  In addition, separate non-qualified defined benefit pension plans sponsored by NMIC cover certain executives with at least one year of service.  The Company’s portion of expense relating to these plans was $4 million, $11 million, and $5 million for the years ended December 31, 2010, 2009 and 2008, respectively.  The 2008 expense includes a gain of $5 million due to the merger of the NLICA Retirement Plan into the NRP.

See Note 18 for more information on group annuity contracts issued by the Company for various employee benefit plans sponsored by NMIC or its affiliates.

In addition to the NRP, the Company and certain affiliated companies participate in life and health care benefit plans sponsored by NMIC for qualifying retirees.  Contributory post-retirement life and health care benefits are generally available to associates, hired prior to and continuously employed since June 1, 2000, for health care benefits, and prior to December 31, 1994, for life benefits, who have attained age 55, and have accumulated 15 years of service with the Company.  The associate subsidy for the post-retirement death benefit was capped beginning in 2007. Employer subsidies for retiree life insurance ended as of December 31, 2008. No future employer contributions are anticipated for retiree life insurance and settlement accounting was applied during 2008. Post-retirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and co-insurance. In addition, there are caps on the Company’s contribution to the cost of the post-retirement health care benefits. The Company does not receive a Medicare Part D subsidy from the government. The Company’s policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested in a group annuity contract issued by NLIC and a third-party trust.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

On September 3, 2009, NMIC announced changes to the post-retirement health care benefits available under the health care defined benefit plans. On December 31, 2009, each eligible associate’s current cost-sharing percentage was fixed and, following this date, Company contributions towards the cost of post-retirement health care coverage for eligible associates will be based only on service through December 31, 2009. This modification does not impact former associates receiving Nationwide-sponsored retiree health care benefits prior to January 1, 2010. Additionally, effective January 1, 2010, all associates not considered to be highly compensated employees, as defined by IRC 414, became eligible to receive an annual retiree health care credit up to a maximum of $1,000 per year, not to exceed a maximum lifetime benefit amount of $25,000, which includes any years of cost-sharing service earned by December 31, 2009. The credit is equal to one-third of otherwise unmatched Health Savings Account contributions and/or Nationwide Savings Plan (NSP) 401(a) contributions. No contributions will be made by NMIC if the associate does not make eligible contributions.

The Company’s portion of expense relating to these plans was immaterial for the years ended December 31, 2010, 2009 and 2008.

Defined Contribution Plans

NMIC sponsors the NSP, a defined contribution retirement savings plan (a 401(k) plan) covering substantially all of the Company’s associates.  Associates may make salary deferral contributions of up to 80%.  Salary deferrals of up to 6% are subject to a 50% Company match.  In addition, NMIC sponsors the NLICA Producer’s Pension Plan, a defined contribution money purchase plan, covering statutory employees of NLICA.  However, this plan has no active participants, and is in the process of being terminated.  The Company’s expense for contributions to these plans was $7 million, $9 million, and $6 million for the years ended December 31, 2010, 2009 and 2008, respectively.

(18)	Related Party Transactions

The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations.  These include annuity and life insurance contracts, office space leases, and agreements related to reinsurance, cost sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing.  Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, the number of full-time employees, commission expense and other methods agreed to by the participating companies.

In addition, Nationwide Services Company, LLC (NSC), a subsidiary of NMIC, provides data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed.  For the years ended December 31, 2010, 2009 and 2008, the Company made payments to NMIC and NSC totaling $250 million, $241 million, and $285 million, respectively.

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates.  Total account values of these contracts were $3.0 billion and $3.1 billion as of December 31, 2010 and 2009, respectively.  Total revenues from these contracts were $139 million, $143 million and $138 million for the years ended December 31, 2010, 2009 and 2008, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees.  Total interest credited to the account balances was $115 million, $116 million, and $116 million for the years ended December 31, 2010, 2009 and 2008, respectively.  The terms of these contracts are consistent in all material respects with what the Company offers to unaffiliated parties.

The Company leases office space from NMIC.  For the years ended December 31, 2010, 2009 and 2008, the Company made lease payments to NMIC of $20 million, $21 million, and $22 million, respectively.  In addition, the Company leases office space to an affiliate of NMIC.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

NLIC has a reinsurance agreement with NMIC whereby all of NLIC’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis.  Either party may terminate the agreement on January 1 of any year with prior notice.  Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer.  Under the terms of NLIC’s agreements, the investment risk associated with changes in interest rates is borne by the reinsurer.  The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder.  The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties.  Revenues ceded to NMIC for the years ended December 31, 2010, 2009 and 2008 were $209 million, $177 million, and $202 million, respectively, while benefits, claims and expenses ceded during these years were $241 million, $196 million, and $219 million, respectively.

Funds of Nationwide Funds Group (NFG), an affiliate, are offered to the Company’s customers as investment options in certain of the Company’s products.  As of December 31, 2010, 2009 and 2008, customer allocations to NFG funds totaled $30.5 billion, $23.7 billion and $18.1 billion, respectively.  For the years ended December 31, 2010, 2009, and 2008, NFG paid the Company $103 million, $79 million, and $77 million, respectively, for the distribution and servicing of these funds.

The Company and various affiliates have agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants.  Amounts on deposit with NCMC for the benefit of the Company were $762 million and $919 million as of December 31, 2010 and 2009, respectively, and are included in short-term investments on the consolidated balance sheets.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS.  Total commissions and fees paid to these affiliates for the years ended December 31, 2010, 2009 and 2008 were $61 million, $48 million, and $53 million, respectively.

An affiliate of the Company is currently developing a browser-based policy administration and online brokerage software application for defined benefit plans.  In connection with the development of this application, the Company made net payments, which were expensed, to that affiliate related to development totaling $13 million, $11 million, and $11 million for the years ended December 31, 2010, 2009 and 2008, respectively.

Refer to Note 13 for discussion of variable funding surplus note between Olentangy Reinsurance, LLC and Nationwide Corporation.

The Company entered into a note purchase agreement with an affiliate on November 17, 2006 to purchase $25 million of the affiliate’s 5.6% senior notes due November 16, 2016.  The notes are secured by certain pledged mortgage servicing rights.  The note is payable in seven equal principal installments of $4 million, which began November 6, 2010.  Interest is payable semi-annually on each May 16 and November 16.

Through September 30, 2002, the Company filed a consolidated federal income tax return with NMIC, as discussed in more detail in Note 14.  Effective October 1, 2002, NLIC began filing a consolidated federal income tax return with NLAIC.  No payments to (from) NMIC were made for the year ended December 31, 2010. Total payments to (from) NMIC were $4 million and ($23) million during the years ended December 31, 2009 and 2008, respectively.  These payments related to tax years prior to deconsolidation.

During 2009, NLIC received a $20 million capital contribution from NFS.

During 2010 and 2009, NLIC did not pay dividends to NFS.  In 2008 NLIC paid dividends to NFS totaling $461 million.

During 2010 and 2009, the Company sold, at fair value, commercial mortgage loans with a carrying value of $117 million and $273 million, respectively, to NMIC.  The sale resulted in a net realized loss of $21 million and $34 million in 2010 and 2009, respectively to the Company.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

During 2009, the Company sold private equity investments to NMIC for $61 million.  The private equity investments were carried and sold at fair value.  No gain or loss was recognized on the sale.

(19)	Contingencies

Legal and Regulatory Matters

The Company is a subject to legal and regulatory proceedings in the ordinary course of its business. The Company’s legal and regulatory matters include proceedings specific to the Company and other proceedings generally applicable to business practices in the industries in which the Company operates.  The Company’s litigation and regulatory matters are subject to many uncertainties, and given their complexity and scope, their outcomes cannot be predicted.  Regulatory proceedings also could affect the outcome of one or more of the Company’s litigations matters.  Furthermore, it is often not possible to determine the ultimate outcomes of the pending regulatory investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty.  Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs’ claims for liability or damages.  In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period.  In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available.  Management believes, however, that based on their currently known information, the ultimate outcome of all pending legal and regulatory matters is not likely to have a material adverse effect on the Company’s consolidated financial position.  Nonetheless, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that such outcomes could materially affect the Company’s consolidated financial position or results of operations in a particular quarter or annual period.

The financial services industry has been the subject of increasing scrutiny on a broad range of issues by regulators and legislators. The Company and/or its affiliates have been contacted by, self reported or received subpoenas from state and federal regulatory agencies and other governmental bodies, state securities law regulators and state attorneys general for information relating to, among other things, compensation, revenue sharing and bidding arrangements, market-timing, anti-competitive activities, unsuitable sales or replacement practices, fee arrangements in retirement plans, and the use of side agreements and finite reinsurance agreements.  The Company is cooperating with regulators in connection with these inquiries and will cooperate with NMIC in responding to these inquiries to the extent that any inquiries encompass NMIC’s operations.

A promotional and marketing arrangement associated with the Company’s offering of a retirement plan product and related services in Alabama was investigated by the Alabama Attorney General, which assumed the investigation from the Alabama Securities Commission.  On October 27, 2010, the State Attorney General announced a settlement agreement, subject to court approval, between the Company and the State of Alabama, the Alabama Department of Insurance, the Alabama Securities Commission, and the Alabama State Personnel Board.  If the court approves the settlement agreement, the Company currently expects that the settlement will not have a material adverse impact on its consolidated financial position.  It is not possible to predict what effect, if any, the settlement may have on the Company's retirement plan operations with respect to promotional and marketing arrangements in general in the future.

On September 10, 2009, Nationwide Retirement Solutions, Inc. (NRS) was named in a lawsuit filed in the Circuit Court for Montgomery County, Alabama entitled Twanna Brown, Individually and on behalf of all other persons in Alabama who are similarly situated, v Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc., Edwin “Mac” McArthur, Steve Walkley, Glenn Parker, Ulysses Lavender, Diana McLain, Randy Hebson, and Robert Wagstaff; and Unknown Defendants A-Z.  On February 17, 2010, Brown filed an Amended Complaint alleging in Count One, that all the defendants were involved in a civil conspiracy and seeks to recover actual damages, forfeiture of all other payments and/or salaries to be the fruit of such other payments, punitive damages and costs and attorneys fees. In Count Two, although NRS is not named, it is alleged that the remaining defendants breached their fiduciary duties and seeks actual damages, forfeiture of all other payments and/or salaries to be the fruit of such other payments, punitive damages and costs and attorneys fees. In Count Three, although NRS is not named, the plaintiff seeks declaratory relief that the individual defendants breached their

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

fiduciary duties, seeks injunctive relief permanently removing said defendants from their respective offices in the Alabama State Employees Association (ASEA) and PEBCO and costs and attorneys fees. In Count Four, it alleges that any money Nationwide paid belonged exclusively to ASEA for the use and benefit of its membership at large and not for the personal benefit of the individual defendants. Plaintiff seeks to recover actual damages from the individual defendants, forfeiture of all other payments and/or salaries to be the fruit of such other payments, punitive damages and costs and attorneys fees. On March 3, 2010, the Company filed a motion to dismiss the amendment to the complaint.  On October 17, 2010, the plaintiff filed motions to intervene in Nationwide Retirement Solutions, Inc. v. Alabama State Personnel Board, PEBCO, Inc. and Alabama State Employees Association and also in Coker, et. al. v. NLIC, et. al.  The Company continues to defend this case vigorously.

On November 20, 2007, NRS and NLIC were named in a lawsuit filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin and Sandra H. Turner, and a class of similarly situated individuals v Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc. and Fictitious Defendants A to Z.  On March 12, 2010, NRS and NLIC were named in a Second Amended Class Action Complaint filed in the Circuit Court of Jefferson County, Alabama entitled Steven E. Coker, Sandra H. Turner, David N. Lichtenstein and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc, Alabama State Employees Association, Inc., PEBCO, Inc. and Fictitious Defendants A to Z claiming to represent a class of all participants in the ASEA Plan, excluding members of the Deferred Compensation Committee, ASEA's directors, officers and board members, and PEBCO’s directors, officers and board members. The class period is from November 20, 2001 to the date of trial.  In the second amended class action complaint, the plaintiffs allege breach of fiduciary duty, wantonness and breach of contract. The second amended class action complaint seeks a disgorgement of amounts paid, compensatory damages and punitive damages, plus interest, attorneys' fees and costs and such other equitable and legal relief to which plaintiffs and class members may be entitled.  On April 2, 2010, NRS and NLIC filed an answer.  On June 4, 2010, the plaintiffs filed a motion for class certification.  On July 8, 2010, the defendants filed their briefs in opposition to plaintiffs' motion for class certification.  On October 17, 2010, Twanna Brown filed a motion to intervene in this case.  On October 22, 2010, the parties to this action have executed a stipulation of settlement that agrees to certify a class for settlement purposes only, that provides for payments to the settlement class, and that provides for releases, certain bar orders, and dismissal of the case, subject to the Circuit Courts' approval. After a hearing on November 5, 2010, on November 9, 2010, the Court denied Brown’s motion to intervene. On November 13, 2010, the Court issued a Preliminary Approval Order and held a Settlement Fairness Hearing on January 26, 2011. On November 22, 2010, Brown filed a Notice of Appeal with the Supreme Court of Alabama, appealing the Preliminary Approval Order. On January 25, 2011, the Alabama Supreme Court dismissed the appeal. Class notices were sent out on November 24, 2010. On December 3, 2010, Brown filed a motion with the trial court to stay this case. On December 22, 2010, Brown filed with the Alabama Supreme Court, a motion to stay all further Gwin trial court proceedings until Ms. Brown's appeal of the certification order is decided. On January 25, 2011, the Alabama Supreme Court denied Brown’s motion to stay.  NRS and NLIC continue to defend this case vigorously.

On July 11, 2007, NLIC was named in a lawsuit filed in the United States District Court for the Western District of Washington at Tacoma entitled Jerre Daniels-Hall and David Hamblen, Individually and on behalf of All Others Similarly Situated v. National Education Association, NEA Member Benefits Corporation, Nationwide Life Insurance Company, Security Benefit Life Insurance Company, Security Benefit Group, Inc., Security Distributors, Inc., et. al.  The plaintiffs seek to represent a class of all current or former National Education Association (NEA) members who participated in the NEA Valuebuilder 403(b) program at any time between January 1, 1991 and the present (and their heirs and/or beneficiaries).  The plaintiffs allege that the defendants violated the Employee Retirement Income Security Act of 1974, as amended (ERISA) by failing to prudently and loyally manage plan assets, by failing to provide complete and accurate information, by engaging in prohibited transactions, and by breaching their fiduciary duties when they failed to prevent other fiduciaries from breaching their fiduciary duties.  The complaint seeks to have the defendants restore all losses to the plan, restoration of plan assets and profits to participants, disgorgement of endorsement fees, disgorgement of service fee payments, disgorgement of excessive fees charged to plan participants, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees.  On May 23, 2008, the Court granted the defendants’ motion to dismiss.  On June 19, 2008, the plaintiffs filed a notice of appeal.  On December 20, 2010, the 9th Circuit Court of Appeals affirmed the dismissal of this case.  NLIC continues to defend this lawsuit vigorously.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company.  In the plaintiffs' sixth amended complaint, filed November 18, 2009, they amended the list of named plaintiffs and claim to represent a class of qualified retirement plan trustees under ERISA that purchased variable annuities from NLIC.  The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds.  The complaint seeks disgorgement of some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees.  On November 6, 2009, the Court granted the plaintiffs’ motion for class certification and certified a class of “All trustees of all employee pension benefit plans covered by ERISA which had variable annuity contracts with NFS and NLIC or whose participants had individual variable annuity contracts with NFS and NLIC at any time from January 1, 1996, or the first date NFS and NLIC began receiving payments from mutual funds based on a percentage of assets invested in the funds by NFS and NLIC, whichever came first, to the date of November 6, 2009”.  On November 23, 2009, NFS and NLIC filed a rule 23(f) petition asking the Second Circuit Court of Appeals to hear an appeal of the District Court's order granting class certification. On December 2, 2009, NFS and NLIC filed an answer to the sixth amended complaint and a third amended counterclaim.  On January 29, 2010, the Companies filed a motion for class certification against the four named plaintiffs, as trustees of their respective retirement plans and against the trustees of other ERISA retirement plans who become members of the class certified in this lawsuit, for breach of fiduciary duty to the plans because the trustees approved and accepted the advantages of the allegedly unlawful “revenue sharing” payments.  On July 23, 2010, the District Court denied the Companies’ motion for class certification and dismissed the counterclaim.  On August 6, 2010, the Companies filed a motion for reconsideration of the ruling on the motion for certification of counterclaim defendants’ class certification order and also filed a motion for leave to amend the answer to the plaintiffs’ sixth amended complaint and third amended counterclaim.  These motions were denied on November 8, 2010. On October 20, 2010, the Second Circuit Court of Appeals granted NLIC’s 23(f) petition agreeing to hear an appeal of the District Court’s order granting class certification.  On October 21, 2010, the Court dismissed NFS from the lawsuit.  On October 27, 2010, the District Court stayed the underlying action pending a decision from the Second Circuit Court of Appeals.  NFS and NLIC continue to defend this lawsuit vigorously.

On May 14, 2010, NLIC was named in a lawsuit filed in the Western District of New York entitled Sandra L. Meidenbauer, on behalf of herself and all others similarly situated v. Nationwide Life Insurance Company.  The plaintiff claims to represent a class of all individuals who purchased a variable life insurance policy from NLIC during an unspecified period. The complaint claims breach of contract, alleging that NLIC charged excessive monthly deductions and costs of insurance resulting in reduced policy values and, in some cases, premature lapsing of policies. The complaint seeks reimbursement of excessive charges, costs, interest, attorney's fees, and other relief. NLIC filed a motion to dismiss the complaint on July 23, 2010. NLIC filed a motion to disqualify the proposed class representative on August 27, 2010. Plaintiff filed a motion to amend the complaint on September 17, 2010, and NLIC filed an opposition to the motion to amend on November 2, 2010. Those motions have been fully briefed. NLIC continues to vigorously defend this case.

On October 22, 2010, NRS was named in a lawsuit filed in the United States District Court, Middle District of Florida, Orlando Division entitled Camille McCullough, and Melanie Monroe, Individually and on behalf of all others similarly situated v. National Association of Counties, NACo Research Foundation, NACo Financial Services Corp., NACo Financial Center, and Nationwide Retirement Solutions, Inc.  The Plaintiffs’ First Amended Class Action Complaint and Demand for Jury Trial was filed on February 18, 2011.  If the Court determines that the Plan is governed by ERISA, then Plaintiffs seek to represent a class of “All natural persons in the United States who are currently employed or previously were employed at any point during the six years preceding the date Plaintiffs filed their Original Class Action Complaint, by a government entity that is or was a member of the National Association of Counties, and who participate or participated in the Section 457 Deferred Compensation Plan for Public Employees endorsed by the National Association of Counties and administered by Nationwide Retirement Solutions, Inc.”  If the Court determines that the Plan is not governed by ERISA, then the Plaintiffs seek to represent a class of “All natural persons in the United States who are currently employed or previously were employed at any point during the four years preceding the date Plaintiffs filed their Original Class Action Complaint, by a government entity that is or was a member of the National Association of Counties, and who participate or participated in a Section 457 Deferred Compensation Plan for Public Employees endorsed by the National Association of Counties and administered by Nationwide Retirement Solutions, Inc.”  The First Amended Complaint alleges ERISA Violation, Breach of Fiduciary Duty -

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

NACo, Aiding and Abetting Breach of Fiduciary Duty - Nationwide, Breach of Fiduciary Duty - Nationwide, and Aiding and Abetting Breach of Fiduciary Duty - NACo. The First Amended Complaint asks for actual damages, lost profits, lost opportunity costs, restitution, and/or other injunctive or other relief, including without limitation (a) ordering Nationwide and NACo to restore all plan losses, (b) ordering Nationwide to refund all fees associated with Nationwide’s Plan to Plaintiffs and Class members, (c) ordering NACo and Nationwide to pay the expenses and losses incurred by Plaintiffs and/or any Class member as a proximate result of Defendants’ breaches of fiduciary duty, (d) forcing NACo to forfeit the fees that NACo received from Nationwide for promoting and endorsing its Plan and disgorging all profits, benefits, and other compensation obtained by NACo from its wrongful conduct, and (e) awarding Plaintiff and Class members their reasonable and necessary attorney’s fees and cost incurred in connection with this suit, punitive damages, and pre-judgment and post judgment interest, at the highest rates allowed by law, on the damages awarded. The Company intends to defend this case vigorously.

Tax Matters

The separate account dividends received deduction (DRD) is a significant component of the Company’s federal income tax provision.  On August 16, 2007, the IRS issued Revenue Ruling 2007-54.  This ruling took a position with respect to the DRD that could have significantly reduced the Company’s DRD.  The Company believes that the position taken by the IRS in the ruling was contrary to existing law and the relevant legislative history.

In Revenue Ruling 2007-61, released September 25, 2007, the IRS and the U.S. Department of the Treasury suspended Revenue Ruling 2007-54 and informed taxpayers of their intention to address certain issues in connection with the DRD in future tax regulations. Final tax regulations could impact the Company’s DRD in periods subsequent to their effective date.

The IRS recently completed an audit of the Company’s tax years 2003 through 2005. As a result of this audit, the Company received a Revenue Agent’s Report (RAR) and 30-Day Letter (requiring payment of additional tax due or the preparation of protest to start the appeals process) from the IRS in July 2009.  The RAR includes an adjustment to reduce the Company’s DRD for the above tax years resulting in additional tax due of $151 million. The Company is still at appeals on this issue  and believes that it will ultimately prevail based on technical merits.

(20) Guarantees

Since 2002, the Company has sold $747 million of credit enhanced equity interests in LIHTC Funds to unrelated third parties.  The Company has guaranteed cumulative after-tax yields to the third party investors ranging from 3.75% to 7.75% over periods ending between 2002 and 2025.  As of December 31, 2010 and 2009, the Company held guarantee reserves totaling $6 million and $6 million, respectively, on these transactions.  These guarantees are in effect for periods of approximately 15 years each.  The LIHTC Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital.  If the tax benefits are not sufficient to provide these cumulative after-tax yields, then the Company must fund any shortfall, which is mitigated by stabilization collateral set aside by the Company at the inception of the transactions.  The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $908 million.  The Company does not anticipate making any material payments related to these guarantees.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

As of December 31, 2010, the Company did not hold any material stabilization reserves as collateral for certain properties owned by the LIHTC Funds, as the LIHTC Funds have met all of the criteria necessary to generate tax credits.  Such criteria include completion of construction and the leasing of each unit to a qualified tenant, among others.  Properties meeting the necessary criteria are considered to have “stabilized.”  The properties are evaluated regularly, and the collateral is released when stabilized.  During 2010, the stabilization reserve was not increased materially and no portion was released into income.  In 2009, $1 million of the stabilization reserve was released into income.

To the extent there are cash deficits in any specific property owned by the LIHTC Funds, property reserves, property operating guarantees and reserves held by the LIHTC Funds are exhausted before the Company is required to perform under its guarantees.  To the extent the Company is ever required to perform under its guarantees, it may recover any such funding out of the cash flow distributed from the sale of the underlying properties of the LIHTC Funds.  This cash flow distribution would be paid to the Company prior to any cash flow distributions to unrelated third party investors.

(21) Variable Interest Entities

In the normal course of business, the Company has relationships with VIEs.  The Company considers many factors when determining whether it is (or is not) the primary beneficiary of a VIE.  There is a review of the entity’s contract and other deal related information, such as 1) the entity's equity investment at risk, decision-making abilities, obligations to absorb economic risks and right to receive economic rewards of the entity, 2) whether the contractual or ownership interest in the entity changes with the change in fair value of the entity, and 3) the extent to which, through the variable interest, the Company has the power to direct the activities that most significantly impacts the entity’s performance and the obligation to absorb losses of the entity that could potentially be significant to the entity or the right to receive benefits from the entity that could potentially be significant to the entity.

The Company was not required and does not intend to provide financial or other support outside previous contractual requirements to any VIE.

Low-Income-Housing Tax Credit Funds

The Company provides guarantees to limited partners related to the amount of tax credits that will be generated LIHTC Funds.  The results of operations and financial position of each VIE of which the Company is the primary beneficiary are consolidated along with corresponding noncontrolling interest in the accompanying consolidated financial statements.

The Company had relationships with 22 and 19 LIHTC Funds that are considered VIEs as of December 31, 2010 and December 31, 2009, respectively, where the Company was the primary beneficiary. Net assets of these consolidated VIEs were $355 million and $351 million as of December 31, 2010 and December 31, 2009, respectively, composed primarily of other long-term investments of $315 million and $314 million as of the same respective dates.

Two LIHTC Funds were consolidated as a result of the adoption of guidance under FASB ASC 810, Consolidation.  Previously, the Company was not deemed the primary beneficiary.  As the managing member of the LITHC funds, the Company has the power to direct the activities that most significantly impact the economic power of the entities and consolidated the funds.  The impact of consolidation was an increase to noncontrolling interest of $46 million.

The Company’s total loss exposure from consolidated VIEs was immaterial as of December 31, 2010 and December 31, 2009 (except for the impact of guarantees disclosed in Note 20 to the 2009 audited consolidated financial statements).  Creditors (or beneficial interest holders) of the consolidated VIEs have no recourse to the general credit of the Company.

These LIHTC Funds are financed through the sale of these funds into the secondary market.  The proceeds from these sales are used to participate in low-income housing projects that provide tax benefits to the investors.

In addition to the consolidated VIEs described above, the Company holds variable interests in other LIHTC Funds that qualify as VIEs where the Company is not the primary beneficiary.  The carrying amount of these unconsolidated VIEs was $157

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

million and $110 million as of December 31, 2010 and December 31, 2009, respectively.  The total exposure to loss on these unconsolidated VIEs was $218 million and $123 million as of December 31, 2010 and December 31, 2009, respectively.  The total exposure to loss is determined by adding any unfunded commitments to the carrying amount of the VIEs.

Fixed Maturity Securities

The Company invests in fixed maturity securities that could qualify as VIEs, including corporate securities, mortgage-backed securities, and asset-backed securities.  The Company is not the primary beneficiary of these securities as the Company does not have the power to direct the activities that most significantly impacts the entities’ performances.  The Company’s maximum exposure to loss is limited to the carrying values of these securities.  There are no liquidity arrangements, guarantees or other commitments by third parties that affect the fair value of the Company’s interest in these assets.  Refer to Note 5 for additional disclosures related to these investments.

(22)	Segment Information

Management views the Company’s business primarily based on its underlying products and uses this basis to define its four reportable segments:  Individual Investments, Retirement Plans, Individual Protection, and Corporate and Other.

The primary segment profitability measure that management uses is pre-tax operating earnings (loss), which is calculated by adjusting income from continuing operations before federal income taxes and discontinued operations to exclude: (1) net realized investment gains and losses, except for operating items (periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment, trading portfolio realized gains and losses, trading portfolio valuation changes, net realized gains and losses related to hedges on GMDB contracts and securitizations); (2) other-than-temporary impairment losses; (3) the adjustment to amortization of DAC and VOBA related to net realized investment gains and losses; and (4) net loss attributable to noncontrolling interest.

Individual Investments

The Individual Investments segment consists of individual annuity products marketed under the Nationwide DestinationSM and other Nationwide-specific or private label brands.  Deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life.  In addition, deferred variable annuity contracts provide the customer with access to a wide range of investment options and asset protection features, while deferred fixed annuity contracts generate a return for the customer at a specified interest rate fixed for prescribed periods. Immediate annuities differ from deferred annuities in that the initial premium is exchanged for a stream of income for a certain period or for the owner’s lifetime without future access to the original investment.  Portfolio income insurance is a form of deferred annuity that provides the income protection features common to today’s variable annuities to owners of specific managed account investments whose assets are outside of the annuity product.  The majority of assets and recent sales for the Individual Investments segment consist of deferred variable annuities.

Retirement Plans

The Retirement Plans segment is comprised of the Company’s private and public sector retirement plans business.  The private sector primarily includes Internal Revenue Code (IRC) Section 401 fixed and variable group annuity business, and the public sector primarily includes IRC Section 457 and Section 401(a) business in the form of full-service arrangements that provide plan administration and fixed and variable group annuities as well as administration-only business.

Individual Protection

The Individual Protection segment consists of life insurance products, including individual variable, COLI and BOLI products; traditional life insurance products; and universal life insurance products.  Life insurance products provide a death benefit and generally allow the customer to build cash value on a tax-advantaged basis.

Corporate and Other

The Corporate and Other segment includes the MTN program; structured products business; non-operating realized gains and losses and related amortization, including mark-to-market adjustments on embedded derivatives, net of economic hedges, related to products with living benefits; other-than-temporary impairment losses, and other revenues and expenses not allocated to other segments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following tables summarize the Company’s business segment operating results for the years ended December 31:

	Individual	Retirement	Individual	Corporate
(in millions)	Investments	Plans	Protection	and Other	Total
2010
Revenues:
Policy charges	$ 646	$ 98	$ 652	$ 3	$ 1,399
Premiums	209	-	275	-	484
Net investment income	569	691	510	55	1,825
Non-operating net realized investment losses1	-	-	-	(177)	(177)
Other-than-temporary impairment losses	-	-	-	(220)	(220)
Other income2	(82)	-	-	25	(57)
Total revenues	$ 1,342	$ 789	$ 1,437	$ (314)	$ 3,254

Benefits and expenses:
Interest credited to policyholder accounts	$ 391	$ 424	$ 199	$ 42	$ 1,056
Benefits and claims	354	-	524	(5)	873
Policyholder dividends	-	-	78	-	78
Amortization of DAC	231	30	184	(49)	396
Amortization of VOBA and other intangible assets	1	-	19	(2)	18
Interest expense	-	-	-	55	55
Other operating expenses	180	143	172	79	574
Total benefits and expenses	$ 1,157	$ 597	$ 1,176	$ 120	$ 3,050

Income (loss) from continuing operations before
federal income tax expense (benefit)	$ 185	$ 192	$ 261	$ (434)	$ 204
Less: non-operating net realized investment losses1	-	-	-	177
Less: non-operating net other-than-temporary impairment losses	-	-	-	220
Less: adjustment to amortization related to net realized investment gains and losses
	-	-	-	(59)
Less: net loss attributable to noncontrolling interest	-	-	-	60
Pre-tax operating earnings (loss)	$ 185	$ 192	$ 261	$ (36)

Assets as of year end	$ 53,113	$ 25,599	$ 22,874	$ 5,811	$ 107,397

_________

1
Excluding operating items (periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to hedges on GMDB contracts and securitizations).

2	Includes operating items discussed above.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

	Individual	Retirement	Individual	Corporate
(in millions)	Investments	Plans	Protection	and Other	Total
2009
Revenues:
Policy charges	$ 522	$ 93	$ 634	$ (4)	$ 1,245
Premiums	191	-	279	-	470
Net investment income	562	679	492	146	1,879
Non-operating net realized investment gains1	-	-	-	619	619
Other-than-temporary impairment losses	-	-	-	(575)	(575)
Other income2	(168)	-	-	(1)	(169)
Total revenues	$ 1,107	$ 772	$ 1,405	$ 185	$ 3,469

Benefits and expenses:
Interest credited to policyholder accounts	$ 394	$ 433	$ 201	$ 72	$ 1,100
Benefits and claims	247	-	538	27	812
Policyholder dividends	-	-	87	-	87
Amortization of DAC	(1)	45	158	264	466
Amortization of VOBA and other intangible assets	1	9	45	8	63
Interest expense	-	-	-	55	55
Other operating expenses	178	149	184	68	579
Total benefits and expenses	$ 819	$ 636	$ 1,213	$ 494	$ 3,162

Income (loss) from continuing operations before
federal income tax expense (benefit)	$ 288	$ 136	$ 192	$ (309)	$ 307
Less: non-operating net realized investment gains1	-	-	-	(619)
Less: non-operating net other-than-temporary impairment losses	-	-	-	575
Less: adjustment to amortization related to net realized investment gains and losses
	-	-	-	297
Less: net loss attributable to noncontrolling interest	-	-	-	52
Pre-tax operating earnings (loss)	$ 288	$ 136	$ 192	$ (4)

Assets as of year end	$ 48,891	$ 25,035	$ 22,115	$ 2,948	$ 98,989

__________

1
Excluding operating items (periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to hedges on GMDB contracts and securitizations).

2	Includes operating items discussed above.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

	Individual	Retirement	Individual	Corporate
(in millions)	Investments	Plans	Protection	and Other	Total
2008
Revenues:
Policy charges	$ 603	$ 120	$ 618	$ -	$ 1,341
Premiums	120	-	274	-	394
Net investment income	530	651	486	198	1,865
Non-operating net realized investment losses1	-	-	-	(387)	(387)
Other-than-temporary impairment losses	-	-	-	(1,131)	(1,131)
Other income2	110	1	-	(76)	35
Total revenues	$ 1,363	$ 772	$ 1,378	$ (1,396)	$ 2,117

Benefits and expenses:
Interest credited to policyholder accounts	$ 379	$ 436	$ 196	$ 162	$ 1,173
Benefits and claims	379	-	489	(12)	856
Policyholder dividends	-	-	93	-	93
Amortization of DAC	648	41	130	(127)	692
Amortization of VOBA and other intangible assets	8	1	22	-	31
Interest expense	-	-	-	62	62
Other operating expenses	189	152	193	97	631
Total benefits and expenses	$ 1,603	$ 630	$ 1,123	$ 182	$ 3,538

Income (loss) from continuing operations before
federal income tax expense (benefit)	$ (240)	$ 142	$ 255	$ (1,578)	$ (1,421)
Less: non-operating net realized investment losses1	-	-	-	387
Less: non-operating net other-than-temporary impairment losses	-	-	-	1,131
Less: adjustment to amortization related to net realized investment gains and losses
	-	-	-	(139)
Less: net loss attributable to noncontrolling interest	-	-	-	72
Pre-tax operating earnings (loss)	$ (240)	$ 142	$ 255	$ (127)

Assets as of year end	$ 42,508	$ 22,498	$ 20,360	$ 6,438	$ 91,804

__________

1
Excluding periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to hedges on GMDB contracts and securitizations.

2	Includes operating items discussed above.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I                   Consolidated Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2010 (in millions)

Column A	Column B	Column C	Column D
			Amount at
			which shown
			in the
		Fair	consolidated
Type of investment	Cost	value	balance sheet

Fixed maturity securities available-for-sale:
Bonds:
U.S. Treasury securities and obligations of U.S. Government
corporations and agencies	$ 497	$ 584	$ 584
Obligations of states and political subdivisions	1,410	1,377	1,377
Debt securities issued by foreign governments	110	123	123
Public utilities	2,492	2,655	2,655
All other corporate	21,104	21,695	21,695
Total fixed maturity securities available-for-sale	$ 25,613	$ 26,434	$ 26,434
Equity securities available-for-sale:
Common stocks:
Banks, trusts and insurance companies	$ 23	$ 24	$ 24
Industrial, miscellaneous and all other	3	4	4
Nonredeemable preferred stocks	13	14	14
Total equity securities available-for-sale	$ 39	$ 42	$ 42
Trading assets	49	45	45
Mortgage loans, net	6,211		6,125
Policy loans	1,088		1,088
Other long-term investments	513		513
Short-term investments, including amounts managed by a related party	1,062		1,062
Total investments	$ 34,575		$ 35,309

__________

1 Difference from Column B primarily is attributable to valuation allowances due to impairments on mortgage loans (see Note 5 to the audited consolidated financial statements), hedges and commitment hedges on mortgage loans.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule III                           Supplementary Insurance Information

As of December 31, 2010, 2009 and 2008 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E	Column F
	Deferred	Future policy
	policy	benefits, losses,		Other policy
	acquisition	claims and	Unearned	claims and	Premium
Year: Segment	costs	loss expenses	premiums1	benefits payable1	revenue
2010
Individual Investments	$ 2,126	$ 10,541			$ 209
Retirement Plans	269	11,874			-
Individual Protection	1,795	9,163			275
Corporate and Other	(217)	1,098			-
Total	$ 3,973	$ 32,676			$ 484
2009
Individual Investments	$ 1,911	$ 10,871			$ 191
Retirement Plans	271	11,703			-
Individual Protection	1,770	8,745			279
Corporate and Other	31	1,831
Total	$ 3,983	$ 33,150			$ 470
2008
Individual Investments	$ 1,883	$ 12,477			$ 120
Retirement Plans	290	11,498			-
Individual Protection	1,735	8,351			274
Corporate and Other	616	3,389			-
Total	$ 4,524	$ 35,715			$ 394

Column A	Column G	Column H	Column I	Column J	Column K
	Net	Benefits, claims,	Amortization	Other
	investment	losses and	of deferred policy	operating	Premiums
Year: Segment	income2	settlement expenses	acquisition costs	expenses2	written
2010
Individual Investments	$ 569	$ 745	$ 231	$ 181
Retirement Plans	691	424	30	143
Individual Protection	510	801	184	191
Corporate and Other	55	37	(49)	132
Total	$ 1,825	$ 2,007	$ 396	$ 647
2009
Individual Investments	$ 562	$ 641	$ (1)	$ 179
Retirement Plans	679	433	45	158
Individual Protection	492	826	158	229
Corporate and Other	146	99	264	131
Total	$ 1,879	$ 1,999	$ 466	$ 697
2008
Individual Investments	$ 530	$ 758	$ 648	$ 197
Retirement Plans	651	436	41	153
Individual Protection	486	778	130	215
Corporate and Other	198	150	(127)	159
Total	$ 1,865	$ 2,122	$ 692	$ 724
________
1   Unearned premiums and other policy claims and benefits payable are included in Column C amounts.
2
Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates, and reported segment operating results would change if different methods were applied.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV                           Reinsurance

As of December 31, 2010, 2009 and 2008 and for each of the years then ended (dollars in millions)

Column A	Column B	Column C	Column D	Column E	Column F
					Percentage
		Ceded to	Assumed		of amount
	Gross	other	from other	Net	assumed
	amount	companies	companies	amount	to net

2010

Life insurance in force	$ 208,920	$ 64,755	$ 10	$ 144,175	-

Premiums:
Life insurance 1	$ 570	$ 88	$ 1	$ 483	0.2%
Accident and health insurance	238	241	4	1	NM
Total	$ 808	$ 329	$ 5	$ 484	1.0%

2009

Life insurance in force	$ 208,485	$ 76,136	$ 8	$ 132,357	-

Premiums:
Life insurance 1	$ 549	$ 80	$ -	$ 469	-
Accident and health insurance	212	223	12	1	NM
Total	$ 761	$ 303	$ 12	$ 470	2.6%

2008

Life insurance in force	$ 208,071	$ 75,092	$ 12	$ 132,991	-

Premiums:
Life insurance 1	$ 477	$ 84	$ 1	$ 394	0.3%
Accident and health insurance	183	209	26	-	NM
Total	$ 660	$ 293	$ 27	$ 394	6.9%

__________

1	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment and universal life insurance products.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V                           Valuation and Qualifying Accounts

Years ended December 31, 2010, 2009 and 2008 (in millions)

Column A	Column B	Column C		Column D	Column E
Charged
	Balance at	(credited) to	Charged to		Balance at
	beginning	costs and	other		end of
Description	of period	expenses	accounts	Deductions1	period

2010
Valuation allowances - mortgage loans on real estate	$ 77	$ 66	$ -	$ 47	$ 96

2009
Valuation allowances - mortgage loans on real estate	$ 42	$ 85	$ -	$ 50	$ 77

2008
Valuation allowances - mortgage loans on real estate	$ 25	$ 20	$ -	$ 3	$ 42

__________

1	Amounts represent transfers to real estate owned and recoveries.

partc.htm

PART C. OTHER INFORMATION

Item 24.                 Financial Statements and Exhibits

(a)	Financial Statements:

Nationwide Variable Account-9:

Report of Independent Public Accounting Firm

Statement of Assets, Liabilities and Contract
Owners' Equity as of December 31, 2010 .

Statement of Operations for the year ended December 31, 2010 .

Statements of Changes in Contract Owners' Equity for the years ended December 31, 2010 and 2009 .

Notes to Financial Statements.

Nationwide Life Insurance Company and subsidiaries:

Report of Independent Registered Public Accounting Firm

Consolidated Statements of Operations for the
years ended December 31, 2010, 2009 and 2008 .

Consolidated Balance Sheets as of December
31, 2010 and 2009 .

Consolidated Statements of Changes in Equity
as of December 31, 2010, 2009 and 2008 .

Consolidated Statements of Cash Flows for
the years ended December 31, 2010, 2009 and 2008 .

Notes to Consolidated Financial Statements.

Financial Statement Schedules.

Item 24. (b) Exhibits

(1)
Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant Filed previously with the initial Registration Statement on May 13, 1998 and incorporated by reference (File No. 333-52579).

(2)	Not Applicable

(3)
Underwriting or Distribution of contracts between the Depositor and Principal Underwriter Filed previously with Post-Effective Amendment No. 5 on April 26, 2000 (File No. 333-52579) and hereby incorporated by reference.

(4)	The form of the variable annuity contract Filed previously with the initial Registration Statement on May 13, 1998 and incorporated by reference (File No. 333-52579).

(5)	Variable Annuity Application Filed previously with the initial Registration Statement on May 13, 1998 and incorporated by reference (File No. 333-52579).

(6)	Depositor's Certificate of Incorporation and By-Laws.

(a)
Amended Articles of Incorporation for Nationwide Life Insurance Company.  Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6a.htm" and hereby incorporated by reference.

(b)
Amended and Restated Code of Regulations of Nationwide Life Insurance Company.  Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6b.htm" and hereby incorporated by reference.

(c)
Articles of Merger of Nationwide Life Insurance Company of America with and into Nationwide Life Insurance Company, effective December 31, 2009. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6c.htm" and hereby incorporated by reference.

(7)	Not Applicable

(8)	Form of Participation Agreements

The following Fund Participation Agreements were previously filed on July 17, 2007 with pre-effective amendment number 1 of registration statement (333-140608) under Exhibit 26(h), and are hereby incorporated by reference.

(1)	Fund Participation Agreement with AIM Variable Insurance Funds, AIM Advisors, Inc., and AIM Distributors dated January 6, 2003, under document "aimfpa99h1.htm"

(2)	Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc. dated September 15, 2004, as amended, under document "amcentfpa99h2.htm"

(3)	Restated and Amended Fund Participation Agreement with The Dreyfus Corporation dated January 27, 2000, as amended, under document "dreyfusfpa99h3.htm"

(4)	Fund Participation Agreement with Federated Insurance Series and Federated Securities Corp. dated April 1, 2006, as amended, under document "fedfpa99h4.htm"

(5)
Fund Participation Agreement with Fidelity Variable Insurance Products Fund dated May 1, 1988, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V, under document "fidifpa99h5.htm"

(6)
Amended and Restated Fund Participation Agreement with Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc. dated May 1, 2003; as amended, under document "frankfpa99h8.htm"

(7)	Fund Participation Agreement, Service and Institutional Shares, with Janus Aspen Series, dated December 31, 1999, under document "janusfpa99h9a.htm"

(8)	Amended and Restated Fund Participation Agreement with MFS Variable Insurance Trust and Massachusetts Financial Services Company dated February 1, 2003, as amended, under document "mfsfpa99h11.htm"

(9)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust) dated May 2, 2005 , as amended, under document "nwfpa99h12a.htm"

(10)
Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), American Funds Insurance Series, and Capital Research and Management Company, dated May 1, 2007 , as amended, under document "nwfpa99h12b.htm"

(11)
Fund Participation Agreement with Neuberger Berman Advisers Management Trust / Lehman Brothers Advisers Management Trust (formerly, Neuberger Berman Advisers Management Trust) dated January 1, 2006, under document "neuberfpa99h13.htm"

(12)	Fund Participation Agreement with Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc. dated April 13, 2007, under document "oppenfpa99h14.htm"

(13)
Fund Participation Agreement with T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Fixed Income Series, Inc., and T. Rowe Price Investment Services, Inc. dated October 1, 2002, as amended, under document "trowefpa99h15.htm"

(14)
Fund Participation Agreement with The Universal Institutional Funds, Inc., Morgan Stanley Distribution, Inc., and Morgan Stanley Investment Management, Inc. dated February 1, 2002, as amended, under document "univfpa99h16.htm"

(15)	Amended and Restated Fund Participation Agreement with MFS Variable Insurance Trust and Massachusetts Financial Services Company dated February 1, 2003, as amended, under document "mfsfpa99h11.htm"

The following Fund Participation Agreements were previously filed on September 27, 2007 with pre-effective amendment number 3 of registration statement (333-137202) under Exhibit 26(h), and are hereby incorporated by reference.  For information regarding payments Nationwide receives from underlying mutual funds, please see the "Information on Underlying Mutual Fund Payments" section of the prospectus and/or the underlying mutual fund prospectuses.

(16)
Amended and Restated Fund Participation Agreement with Alliance Capital Management L.P. and Alliance Bernstein Investment Research and Management, Inc., dated June 1, 2003, under document "alliancebernsteinfpa.htm".

(17)	Fund Participation Agreement with Black Rock (formerly FAM Distributors, Inc. and FAM Variable Series Fund, Inc.) dated April 13, 2004, as amended, under document "blackrockfpa.htm"

(18)	Fund Participation Agreement with Waddell & Reed Services Company and Waddell & Reed, Inc. dated December 1, 2000, under document "waddellreedfpa.htm"

(19)	Fund Participation Agreement with PIMCO Variable Insurance Trust and PIMCO Funds Distributors, LLC dated March 28, 2002, as amended, under document "pimcofpa.htm"

(20)	Fund Participation Agreement Van Eck Investment Trust, Van Eck Associates Corporation, Van Eck Securities Corporation dated September 1, 1989, as amended, as document "vaneckfpa.htm".

(21)	Fund Participation Agreement with Wells Fargo Management, LLC, Stephens, Inc. dated November 15, 2004, as amended, as document "wellsfargofpa.htm".

The following Fund Participation Agreements were previously filed on April 22, 2008 with post-effective amendment number 21 of registration statement (033-60063) under Exhibit 24(b), and are hereby incorporated by reference.(22) Fund Participation Agreement with Credit Suisse Asset Management, LLC, Provident Distributors, Inc. dated January 3, 2000, as document "creditsuissefpa.htm".

The following Fund Participation Agreements were previously filed on April 30, 2008 with post-effective amendment number 42 of registration statement (333-59517) under Exhibit 24(b), and are hereby incorporated by reference.  For information regarding payments Nationwide receives from underlying mutual funds, please see the "Information on Underlying Mutual Fund Payments" section of the prospectus and/or the underlying mutual fund prospectuses.

(23)	Fund Participation Agreement with J.P. Morgan Series Trust II dated February 18, 2003, as document "jpmorganfpa.htm".

(9)	Opinion of Counsel Filed previously with the initial Registration Statement on May 13, 1998 and incorporated by reference (File No. 333-52579).

(10)	Consent of Independent Registered Public Accounting Firm Attached hereto.

(11)	Not Applicable

(12)	Not Applicable

(99)	Power of Attorney Attached hereto.

Item 25.	Directors and Officers of the Depositor

President and Chief Operating Officer and Director	Kirt A. Walker
Executive Vice President and Chief Legal and Governance Officer	Patricia R. Hatler
Executive Vice President-Administration	Terri L. Hill
Executive Vice President-Chief Human Resources Officer	Gale V. King
Executive Vice President-Chief Information Officer	Michael C. Keller
Executive Vice President-Chief Marketing and Strategy Officer	Matthew Jauchius
Executive Vice President-Finance	Lawrence A. Hilsheimer
Executive Vice President	Mark A. Pizzi
Executive Vice President and Director	Mark R. Thresher
Senior Vice President	Harry H. Hallowell
Senior Vice President-Associate Services	Robert J. Puccio
Senior Vice President-Business Transformation Office	Gregory S. Moran
Senior Vice President-Chief Financial Officer and Director	Timothy G. Frommeyer
Senior Vice President-Chief Risk Officer	Michael W. Mahaffey
Senior Vice President-CIO IT Infrastructure	Robert J. Dickson
Senior Vice President-Customer Insight/Analytic	Paul D. Ballew
Senior Vice President-Division General Counsel	Roger A. Craig
Senior Vice President-Division General Counsel	Thomas W. Dietrich
Senior Vice President-Division General Counsel	Sandra L. Neely
Senior Vice President-Corporate Relations	Jeffrey D. Rouch
Senior Vice President-Head of Taxation	Pamela A. Biesecker
Senior Vice President-Individual Investments Business Head	Eric S. Henderson
Senior Vice President-Individual Protection Business Head and Director	Peter A. Golato
Senior Vice President-P&C Marketing	Gordon E. Hecker
Senior Vice President-CIO NF Systems	Susan Gueli
Senior Vice President, Chief Financial Officer - Property and Casualty	Michael P. Leach
Senior Vice President-Distribution and Sales	John L. Carter
Senior Vice President-President-NW Retirement Plans	Anne L. Arvia
Senior Vice President-President-Investment Management Group	Michael S. Spangler
Senior Vice President-Property and Casualty Commercial/Farm Product Pricing	W. Kim Austen
Senior Vice President-Marketing Services	Jennifer M. Hanley
Senior Vice President-President-NW Bank	J. Lynn Greenstein
Senior Vice President-Internal Audit	Kai V. Monahan
Senior Vice President-CIO Corp Apps/NBH/NW Bank	Mark A. Gaetano
Senior Vice President-CIO Corp Apps/NBH/NW Bank	Guruprasad C. Vasudeva
Senior Vice President-Nationwide Financial	Steven C. Power
Senior Vice President and Treasurer	David LePaul
Senior Vice President-Controller	James D. Benson
Senior Vice President-Field Operations IC	Jeff M. Rommel
Senior Vice President-NF Marketing	William J. Burke
Senior Vice President-PCIO Sales Support	Melissa D. Gutierrez
Senior Vice President-Chief Compliance Officer	Sandra L. Rich
Vice President - Corporate Governance and Secretary	Robert W. Horner, III
Director	Stephen S. Rasmussen

The business address of the Directors and Officers of the Depositor is:
    One Nationwide Plaza, Columbus, Ohio 43215

Item 26.	Persons Controlled by or Under Common Control with the Depositor or Registrant.

*	Subsidiaries for which separate financial statements are filed
**	Subsidiaries included in the respective consolidated financial statements
***	Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries
****	Other subsidiaries

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
1492 Capital, LLC	Ohio		The company acts as an investment holding company.
AGMC Reinsurance, Ltd.	Turks & Caicos Islands		The company is in the business of reinsurance of mortgage guaranty risks.
ALLIED General Agency Company	Iowa		The company acts as a managing general agent and surplus lines broker for property and casualty insurance products.
ALLIED Group, Inc.	Iowa		The company is a property and casualty insurance holding company.
ALLIED Property and Casualty Insurance Company	Iowa		The company underwrites general property and casualty insurance.
ALLIED Texas Agency, Inc.	Texas		The company acts as a managing general agent to place personal and commercial automobile insurance with Colonial County Mutual Insurance Company for the independent agency companies.
AMCO Insurance Company	Iowa		The company underwrites general property and casualty insurance.
American Marine Underwriters, Inc.	Florida		The company is an underwriting manager for ocean cargo and hull insurance.
Atlantic Floridian Insurance Company	Ohio		The company writes personal lines residential property insurance in the State of Florida.
Freedom Specialty Insurance Company	Ohio		The company operates as a multi-line insurance company.
Audenstar Limited	England		The company is an investment holding company.
Champions of the Community, Inc.	Ohio		The company raises money to enable it to make gifts and grants to charitable organizations.
Colonial County Mutual Insurance Company*	Texas		The company underwrites non-standard automobile and motorcycle insurance and various other commercial liability coverages in Texas.
Crestbrook Insurance Company*	Ohio		The company is an Ohio-based multi-line insurance corporation that is authorized to write personal, automobile, homeowners and commercial insurance.
Depositors Insurance Company	Iowa		The company underwrites general property and casualty insurance.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
DVM Insurance Agency, Inc.	California		The company places pet insurance business not written by Veterinary Pet Insurance Company outside of California with National Casualty Company.
Farmland Mutual Insurance Company	Iowa		The company provides property and casualty insurance primarily to agricultural businesses.
Freedom Specialty Insurance Company	Ohio		The company operates as a multiline insurance company .
Gates McDonald of Ohio Company , LLC *	Ohio		The company provides services to employers for managing workers' and unemployment compensation matters and employee leave administration.
Gates, McDonald & Company of New York, Inc.	New York		The company provides workers' compensation and self-insured claims administration services to employers with exposure in New York.
GatesMcDonald Health Plus , LLC .	Ohio		The company provides medical management and cost containment services to employers.
Insurance Intermediaries, Inc.	Ohio		The company is an insurance agency and provides commercial property and casualty brokerage services.
Life REO Holdings, LLC	Ohio		The company is an investment company.
Lone Star General Agency, Inc.	Texas		The company acts as general agent to market nonstandard automobile and motorcycle insurance for Colonial County Mutual Insurance Company.
National Casualty Company	Wisconsin		The company underwrites various property and casualty coverage, as well as some individual and group accident and health insurance.
National Casualty Company of America, Ltd.	England		This is a limited liability company organized for the purpose of carrying on the business of insurance, reinsurance, indemnity, and guarantee of various kinds. The company is currently inactive.
Nationwide Advantage Mortgage Company*	Iowa		The company makes residential mortgage loans.
Nationwide Affinity Insurance Company of America*	Ohio		The company is a property and casualty insurer that writes personal lines business.
Nationwide Agribusiness Insurance Company	Iowa		The company provides property and casualty insurance primarily to agricultural businesses.
Nationwide Arena, LLC*	Ohio		The purpose of the company is to develop Nationwide Arena and to engage in related development activity.
Nationwide Asset Management Holdings	England and Wales		The company operates as an investment holding company.
Nationwide Asset Management, LLC	Ohio		The company provides investment advisory services as a registered investment advisor to affiliated and non-affiliated clients.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Assurance Company	Wisconsin		The company underwrites non-standard automobile and motorcycle insurance.
Nationwide Bank*	United States
This is a federal savings bank chartered by the Office of Thrift Supervision in the United States Department of Treasury to exercise deposit, lending, agency, custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners' Loan Act of 1933.

Nationwide Better Health Holding Company , LLC (fka Nationwide Better Health, Holding Company, Inc.)	Ohio		The company provides health management services.
Nationwide Better Health (Ohio), LLC (fka Nationwide Better Health, Inc.)	Ohio		The company provides population health management.
Nationwide Cash Management Company	Ohio		The company buys and sells investment securities of a short-term nature as the agent for other corporations, foundations and insurance company separate accounts.
Nationwide Community Development Corporation, LLC	Ohio		The company holds investments in low-income housing funds.
Nationwide Corporation	Ohio		The company acts primarily as a holding company for entities affiliated with Nationwide Mutual Insurance.
Nationwide Emerging Managers, LLC	Delaware		The company acquires and holds interests in registered investment advisors and provides investment management services.
Nationwide Exclusive Agent Risk Purchasing Group, LLC	Ohio		The company's purpose is to provide a mechanism for the purchase of group liability insurance for insurance agents operating nationwide.
Nationwide Financial Assignment Company	Ohio		The company is an administrator of structured settlements.
Nationwide Financial General Agency, Inc. (fka 1717 Brokerage Services, Inc.	Pennsylvania		The company is a multi-state licensed insurance company.
Nationwide Financial Institution Distributors Agency, Inc.	Delaware		The company is an insurance agency.
Nationwide Financial Services Capital Trust	Delaware		The trust's sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust.
Nationwide Financial Services, Inc.*	Delaware		The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute long-term savings and retirement products.
Nationwide Financial Structured Products, LLC	Ohio		The company captures and reports the results of the structured products business unit.
Nationwide Fund Advisors (fka Gartmore Mutual Fund Capital Trust)	Delaware		The trust acts as a registered investment advisor.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Fund Distributors LLC (successor to Gartmore Distribution Services, Inc.)	Delaware		The company is a limited purpose broker-dealer.
Nationwide Fund Management LLC (successor to Gartmore Investors Services, Inc.)	Delaware		The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide General Insurance Company	Ohio		The company transacts a general insurance business, except life insurance, and primarily provides automobile and fire insurance to select customers.
Nationwide Global Holdings, Inc.	Ohio		The company is a holding company for the international operations of Nationwide.
Nationwide Global Ventures, Inc.	Delaware		The company acts as a holding company.
Nationwide Indemnity Company*	Ohio		The company is involved in the reinsurance business by assuming business from Nationwide Mutual Insurance Company and other insurers within the Nationwide insurance organization.
Nationwide Insurance Company of America	Wisconsin		The company is an independent agency personal lines underwriter of property and casualty insurance.
Nationwide Insurance Company of Florida*	Ohio		The company transacts general insurance business, except life insurance.
Nationwide Insurance Foundation	Ohio		The company contributes to non-profit activities and projects.
Nationwide Investment Advisors, LLC	Ohio		The company provides investment advisory services.
Nationwide Investment Services Corporation**	Oklahoma
This is a limited purpose broker-dealer and distributor of variable annuities and variable life products for Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. The company also provides educational services to retirement plan sponsors and its participants.

Nationwide Life and Annuity Insurance Company**	Ohio		The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.
Nationwide Life Insurance Company*	Ohio		The company provides individual life insurance, group life and health insurance, fixed and variable annuity products and other life insurance products.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Lloyds	Texas		The company markets commercial and property insurance in Texas.
Nationwide Mutual Capital, LLC	Ohio		The company acts as a private equity fund investing in companies for investment purposes and to create strategic opportunities for Nationwide.
Nationwide Mutual Capital I, LLC*	Delaware		The business of the company is to achieve long term capital appreciation through a portfolio of primarily domestic equity investments in financial service and related companies.
Nationwide Mutual Fire Insurance Company	Ohio		The company engages in a general insurance and reinsurance business, except life insurance.
Nationwide Mutual Insurance Company*	Ohio		The company engages in a general insurance and reinsurance business, except life insurance.
Nationwide Private Equity Fund, LLC	Ohio		The company invests in private equity funds.
Nationwide Property and Casualty Insurance Company	Ohio		The company engages in a general insurance business, except life insurance.
Nationwide Property Protection Services, LLC	Ohio		The company provides alarm systems and security guard services.
Nationwide Realty Services, Ltd.	Ohio		The company provides relocation services for associates.
Nationwide Realty Investors, Ltd.*	Ohio		The company is engaged in the business of developing, owning and operating real estate and real estate investment.
Nationwide Retirement Solutions, Inc.*	Delaware		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Arizona	Arizona		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Ohio	Ohio		The company provides retirement products, marketing, education and administration to public employees.
Nationwide Retirement Solutions, Inc. of Texas	Texas		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Insurance Agency, Inc.	Massachusetts		The company markets and administers deferred compensation plans for public employees.
Nationwide SA Capital Trust	Delaware		The trust acts as a holding company .
Nationwide Sales Solutions, Inc.	Iowa		The company engages in the direct marketing of property and casualty insurance products.
Nationwide Securities, LLC	Delaware		The company is a registered broker-dealer and provides investment management and administrative services.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Services Company, LLC	Ohio		The company performs shared services functions for the Nationwide organization.
Newhouse Capital Partners, LLC	Delaware		The company is an investment holding company.
Newhouse Capital Partners II, LLC	Delaware		The company is an investment holding company.
NF Reinsurance Ltd.*	Bermuda		The company serves as a captive reinsurer for Nationwide Life Insurance Company's universal life, term life and annuity business.
NFS Distributors, Inc.	Delaware		The company acts primarily as a holding company for Nationwide Financial Services, Inc.'s distribution companies.
NMC CPC WT Investment, LLC	Delaware		The business of the company is to hold and exercise rights in a specific private equity investment.
NWD Asset Management Holdings, Inc.	Delaware		The company is an investment holding company.
NWD Investment Management, Inc.	Delaware		The company acts as a holding company and provides other business services for the NWD Investments group of companies.
NWD Management & Research Trust	Delaware		The company acts as a holding company for the NWD Investments group of companies and as a registered investment advisor.
Pension Associates, Inc.	Wisconsin		The company provides pension plan administration and record keeping services, and pension plan and compensation consulting.
Premier Agency, Inc.	Iowa		The company is an insurance agency.
Privilege Underwriters, Inc.	Florida		The company acts as a holding company for the PURE Group of insurance companies.
Privilege Underwriters, Reciprocal Exchange	Florida		The company acts as a reciprocal insurance company.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Pure Insurance Company	Florida		The company acts as a captive reinsurance company.
Pure Risk Management, LLC	Florida		The company acts as an attorney-in-fact for Privilege Underwriters Reciprocal Exchange.
Registered Investment Advisors Services, Inc.	Texas		The company is a technology company that facilitates third-party money management services for registered investment advisors.
Retention Alternatives, Ltd.*	Bermuda		The company is a captive insurer and writes first dollar insurance policies in workers' compensation, general liability and automobile liability for its affiliates in the United States.
Riverview International Group, Inc.	Delaware		The company is an insurance company.
RP&C International, Inc.	Ohio		The company is an investment-banking firm that provides specialist advisory services and innovative financial solutions to public and private companies internationally.
Scottsdale Indemnity Company	Ohio		The company is engaged in a general insurance business, except life insurance.
Scottsdale Insurance Company	Ohio		The company primarily provides excess and surplus lines of property and casualty insurance.
Scottsdale Surplus Lines Insurance Company	Arizona		The company provides excess and surplus lines coverage on a non-admitted basis.
THI Holdings (Delaware), Inc.*	Delaware		The company acts as a holding company for subsidiaries of the Nationwide group of companies.
Titan Auto Insurance of New Mexico, Inc.	New Mexico		The company is an insurance agency that operates employee agent storefronts.
Titan Indemnity Company	Texas		The company is a multi-line insurance company and is operating primarily as a property and casualty insurance company.
Titan Insurance Company	Michigan		The company is a property and casualty insurance company.
Titan Insurance Services, Inc.	Texas		The company is a Texas grandfathered managing general agency.
Veterinary Pet Insurance Company*	California		The company provides pet insurance.
Victoria Automobile Insurance Company	Indiana		The company is a property and casualty insurance company.
Victoria Fire & Casualty Company	Ohio		The company is a property and casualty insurance company.
Victoria National Insurance Company	Ohio		The company is a property and casualty insurance company.
Victoria Select Insurance Company	Ohio		The company is a property and casualty insurance company.
Victoria Specialty Insurance Company	Ohio		The company is a property and casualty insurance company.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
VPI Services, Inc.	California		The company operates as a nationwide pet registry service for holders of Veterinary Pet Insurance Company policies, including pet indemnification and a lost pet recovery program.
Western Heritage Insurance Company	Arizona		The company underwrites excess and surplus lines of property and casualty insurance.
Whitehall Holdings, Inc.	Texas		The company acts as a holding company for the Titan group of agencies.
W.I. of Florida (d.b.a. Titan Auto Insurance)	Florida		The company is an insurance agency and operates as an employee agent storefront for Titan Indemnity Company in Florida.

	COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
*	MFS Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide Multi-Flex Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-A	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-B	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-C	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-D	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-II	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-3	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-4	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-5	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-6	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-7	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-8	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-9	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-10	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-11	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-12	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-13	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-14	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-15	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-16	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-17	Ohio		Issuer of Annuity Contracts
*	Nationwide Provident VA Separate Account 1	Pennsylvania		Issuer of Annuity Contracts
*	Nationwide Provident VA Separate Account A	Delaware		Issuer of Annuity Contracts
	Nationwide VL Separate Account-A	Ohio		Issuer of Life Insurance Policies
	Nationwide VL Separate Account-B	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-C	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-D	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-G	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-2	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-3	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-4	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-5	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-6	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-7	Ohio		Issuer of Life Insurance Policies
*	Nationwide Provident VLI Separate Account 1	Pennsylvania		Issuer of Life Insurance Policies
*	Nationwide Provident VLI Separate Account A	Delaware		Issuer of Life Insurance Policies

Item 27.                 Number of Contract Owners

The number of Contract Owners of Qualified and Non-Qualified contracts as of February 1, 2010 was 4,725 and 2,934 respectively.

Item 28.                 Indemnification

Provision is made in the Company's Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by the Company of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of the Company, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling the Company pursuant to the foregoing provisions, the Company has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.	Principal Underwriter

(a)	Nationwide Investment Services Corporation ("NISC") serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

MFS Variable Account	Nationwide VA Separate Account-D
Multi-Flex Variable Account	Nationwide VLI Separate Account
Nationwide Variable Account	Nationwide VLI Separate Account-2
Nationwide Variable Account-II	Nationwide VLI Separate Account-3
Nationwide Variable Account-3	Nationwide VLI Separate Account-4
Nationwide Variable Account-4	Nationwide VLI Separate Account-5
Nationwide Variable Account-5	Nationwide VLI Separate Account-6
Nationwide Variable Account-6	Nationwide VLI Separate Account-7
Nationwide Variable Account-7	Nationwide VL Separate Account-C
Nationwide Variable Account-8	Nationwide VL Separate Account-D
Nationwide Variable Account-9	Nationwide VL Separate Account-G
Nationwide Variable Account-10	Nationwide Provident VA Separate Account 1
Nationwide Variable Account-11	Nationwide Provident VA Separate Account A
Nationwide Variable Account-12	Nationwide Provident VLI Separate Account 1
Nationwide Variable Account-13	Nationwide Provident VLI Separate Account A
Nationwide Variable Account-14
Nationwide VA Separate Account-A
Nationwide VA Separate Account-B
Nationwide VA Separate Account-C

(a) (2)
Waddell & Reed, Inc. serves as principal underwriter and general distributor for contracts issued through the following separate investment accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company:

Nationwide Variable Account-9
Nationwide Variable Account-12
Nationwide VA Separate Account-D
Nationwide VL Separate Account-G
Nationwide VLI Separate Account-5
Nationwide VLI Separate Account-7

Also, Waddell & Reed, Inc. serves as principal underwriter and general distributor for the following management investment companies:

Waddell & Reed Advisors Funds
Waddell & Reed Advisors Accumulative Fund
Waddell & Reed Advisors Asset Strategy Fund
Waddell & Reed Advisors Bond Fund
Waddell & Reed Advisors Continental Income Fund
Waddell & Reed Advisors Core Investment Fund
Waddell & Reed Advisors Cash Management
Waddell & Reed Advisors Dividend Opportunities Fund
Waddell & Reed Advisors Energy Fund
Waddell & Reed Advisors Global Bond Fund
Waddell & Reed Government Securities Fund
Waddell & Reed Advisors High Income Fund
Waddell & Reed Advisors International Growth Fund
Waddell & Reed Advisors Municipal Bond Fund
Waddell & Reed Advisors Municipal High Income Fund
Waddell & Reed Advisors New Concepts Fund
Waddell & Reed Advisors Science and Technology Fund
Waddell & Reed Advisors Small Cap Fund
Waddell & Reed Advisors Tax-Managed Equity Fund
Waddell & Reed Advisors Value Fund
Waddell & Reed Advisors Vanguard Fund
Waddell & Reed InvestEd Portfolios
Waddell & Reed InvestEd Conservative Portfolio
Waddell & Reed InvestEd Balanced Portfolio
Waddell & Reed InvestEd Growth Portfolio
Ivy Funds Variable Insurance Portfolios, Inc.
Ivy Funds VIP Asset Strategy Portfolio
Ivy Funds VIP Balanced Portfolio
Ivy Funds VIP Bond Portfolio
Ivy Funds VIP Core Equity Portfolio
Ivy Funds VIP Dividend Opportunities Portfolio
Ivy Funds VIP Energy Portfolio
Ivy Funds VIP Global Bond Portfolio
Ivy Funds VIP Global Natural Resources Portfolio
Ivy Funds VIP Growth Portfolio
Ivy Funds VIP High Income Portfolio
Ivy Funds VIP International Core Equity Portfolio
Ivy Funds VIP International Growth Portfolio
Ivy Funds VIP Limited-Term Bond Portfolio
Ivy Funds VIP Micro Cap Growth Portfolio
Ivy Funds VIP Mid Cap Growth Portfolio
Ivy Funds VIP Money Market Portfolio
Ivy Funds VIP Pathfinder Aggressive Portfolio
Ivy Funds VIP Pathfinder Conservative Portfolio
Ivy Funds VIP Pathfinder Moderately Aggressive Portfolio
Ivy Funds VIP Pathfinder Moderately Conservative Portfolio
Ivy Funds VIP Pathfinder Moderate Portfolio
Ivy Funds VIP Real Estate Securities Portfolio
Ivy Funds VIP Science and Technology Portfolio
Ivy Funds VIP Small Cap Growth Portfolio
Ivy Funds VIP Small Cap Value Portfolio
Ivy Funds VIP Value Portfolio

(b) Directors and Officers of NISC:

President	Robert O. Cline
Senior Vice President, Treasurer and Director	James D. Benson
Vice President-Chief Compliance Officer	James J. Rabenstine
Associate Vice President and Secretary	Kathy R. Richards
Associate Vice President-Financial Systems & Treasury Services and Assistant Treasurer	Terry C. Smetzer
Associate Vice President	John J. Humphries, Jr.
Assistant Secretary	Mark E. Hartman
Assistant Treasurer	Morgan J. Elliott
Assistant Treasurer	Jerry L. Greene
Director	John L. Carter
Director	Eric S. Henderson

The business address of the Directors and Officers of Nationwide Investment Services Corporation is:
One Nationwide Plaza, Columbus, Ohio 43215

(b)(2)	Directors and officers of Waddell & Reed, Inc.:

Thomas W. Butch	Chairman of the Board, Director and President
Henry J. Hermann	Director
Steven E. Anderson	Senior Executive Vice President and National Sales Manager
Bradley D. Hofmeister	Executive Vice President
Daniel C. Schulte	Senior Vice President and General Counsel
Michael D. Strohm	Director, Chief Operating Officer and Chief Executive Officer
Terry L. Lister	Senior Vice President, Chief Regulatory Officer and Chief Compliance Officer
Mark A. Schieber	Senior Vice President and Controller
Wendy J. Hills	Senior Vice President and Secretary
Brent K. Bloss	Senior Vice President, Treasurer, Principal Accounting Officer, and Principal Financial Officer

The principal business address of Waddell & Reed, Inc. is 6300 Lamar Avenue, Overland Park, Kansas 66202.  Waddell & Reed, Inc. was organized as a Delaware corporation in 1981 and has, through predecessor companies, offered financial products and services since 1937.

(c)

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A

(c)(2)

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Waddell & Reed, Inc.	N/A	N/A	N/A	N/A

Item 30.	Location of Accounts and Records

Timothy G. Frommeyer
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH 43215

Item 31.                 Management Services

Not Applicable

Item 32.                 Undertakings

The Registrant hereby undertakes to:

(a)
file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

(b)
include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c)	deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

The Registrant represents that any of the contracts which are issued pursuant to Section 403(b) of the Code is issued by the Company through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with Section 403(b)(11) of the Code.

Nationwide Life Insurance Company represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide Life Insurance Company.

SIGNATURES

As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NATIONWIDE VARIABLE ACCOUNT-9, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of the Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of Columbus, and State of Ohio, on this 20 th   day of April, 2011 .
NATIONWIDE VARIABLE ACCOUNT-9
                      (Registrant)

NATIONWIDE LIFE INSURANCE COMPANY
                      (Depositor)

By /s/PAIGE L. RYAN
                      Paige L. Ryan
                      Attorney-in-Fact

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the 20 th   day of April, 2011 .

KIRT A. WALKER
Kirt A. Walker, President and Chief Operating Officer, and Director
MARK R. THRESHER
Mark R. Thresher, Executive Vice President and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
PETER A. GOLATO
Peter A. Golato, Senior Vice President-Individual Protection Business Head and Director
STEPHEN S. RASMUSSEN
Stephen S. Rasmussen, Director
By /s/PAIGE L. RYAN
Paige L. Ryan
Attorney-in-Fact